UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21114

ProShares Trust
(Exact name of registrant as specified in charter)

7272 Wisconsin Avenue, 21st Floor
Bethesda, MD 20814
(Address of principal executive offices) (Zip code)

Michael L. Sapir, CEO
ProShare Advisors LLC
7272 Wisconsin Avenue, 21st Floor
Bethesda, MD 20814
(Name and Address of Agent for Service)

with copies to:
Allison Fumai, Esq.
Mark Perlow, Esq.
Dechert LLP
1095 Avenue of the Americas
New York, NY 10036

Registrant’s telephone number, including area code: (240) 497-6400
Date of fiscal year end: May 31
Date of reporting period: May 31, 2026
Item 1. Reports to Stockholders.
(a)            The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)
Short 7-10 Year Treasury

TBX - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Short 7-10 Year Treasury (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TBX	$96	0.95%

How Did the Fund Perform Last Year?

Short 7-10 Year Treasury (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the ICE U.S. Treasury 7-10 Year Bond Index (the “Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of 2.22% and an average daily statistical correlation of over 0.99 to the inverse of the return of the Index. For the same period, the Index had a total return of 4.09% and a volatility of 4.76%. The Index performance was driven by coupon income and modestly lower intermediate- and long-term Treasury yields during portions of the period. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund's Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Short 7-10 Year Treasury : $11,974	ICE U.S. Treasury 7-10 Year Bond Index : $10,932	Bloomberg U.S. Aggregate Bond Index : $11,748
5/31/2016	10,000	10,000	10,000
6/30/2016	9,705.79	10,297	10,180
7/31/2016	9,667.7	10,326.8613	10,241.08
8/31/2016	9,744.25	10,238.050293	10,230.83892
9/30/2016	9,734.7	10,241.121708	10,220.608081
10/31/2016	9,869.26	10,093.649555	10,138.843216
11/30/2016	10,272.62	9,687.8848432	9,895.5109792
12/31/2016	10,286.72	9,669.477862	9,905.4064902
1/31/2017	10,266.53	9,683.9820788	9,925.2173032
2/28/2017	10,186.11	9,757.5803426	9,994.6938243
3/31/2017	10,179.01	9,762.4591328	9,984.6991305
4/30/2017	10,068.34	9,870.8224291	10,064.576724
5/31/2017	9,980.84	9,956.6985843	10,145.093337
6/30/2017	10,042.33	9,898.9497325	10,134.948244
7/31/2017	10,009.2	9,936.5657415	10,175.488037
8/31/2017	9,870.52	10,082.633258	10,267.067429
9/30/2017	10,013.47	9,944.5011822	10,215.732092
10/31/2017	10,037.84	9,925.60663	10,225.947824
11/30/2017	10,073.87	9,896.8223707	10,215.721876
12/31/2017	10,060.31	9,918.59538	10,266.800486
1/31/2018	10,295.77	9,702.3700007	10,143.59888
2/28/2018	10,400.57	9,612.1379597	10,052.30649
3/31/2018	10,284.42	9,732.2896842	10,112.620329
4/30/2018	10,430.77	9,612.5825211	10,041.831987
5/31/2018	10,333.15	9,716.3984123	10,112.124811
6/30/2018	10,346.43	9,721.2566115	10,102.012686
7/31/2018	10,428.33	9,665.8454488	10,102.012686
8/31/2018	10,335.56	9,773.1363333	10,162.624762
9/30/2018	10,494.09	9,645.1082473	10,101.649013
10/31/2018	10,558.11	9,610.3858576	10,020.835821
11/30/2018	10,443.54	9,740.1260667	10,080.960836
12/31/2018	10,192.75	10,007.005521	10,262.418131
1/31/2019	10,147.54	10,079.055961	10,375.304731
2/28/2019	10,211.6	10,041.763454	10,364.929426
3/31/2019	9,987.96	10,294.815893	10,561.863085
4/30/2019	10,060.36	10,249.518703	10,561.863085
5/31/2019	9,795.03	10,557.004264	10,751.976621
6/30/2019	9,686.81	10,702.690923	10,891.752317
7/31/2019	9,723.7	10,690.917963	10,913.535821
8/31/2019	9,371.43	11,116.416498	11,197.287753
9/30/2019	9,492.65	10,994.135916	11,141.301314
10/31/2019	9,494.9	11,011.726534	11,174.725218
11/30/2019	9,569.4	10,940.150311	11,163.550493
12/31/2019	9,653.54	10,859.193199	11,152.386942
1/31/2020	9,363.77	11,208.85922	11,364.282294
2/29/2020	9,090.42	11,559.696513	11,568.839375
3/31/2020	8,749.28	11,982.781406	11,499.426339
4/30/2020	8,697.38	12,048.686703	11,706.416013
5/31/2020	8,678.58	12,063.145128	11,764.948093
6/30/2020	8,661.27	12,070.383015	11,835.537782
7/31/2020	8,578.67	12,172.98127	12,013.070848
8/31/2020	8,640.87	12,070.728228	11,916.966282
9/30/2020	8,609.16	12,102.112121	11,905.049315
10/31/2020	8,712.55	11,944.784663	11,857.429118
11/30/2020	8,676.48	11,979.424539	11,976.003409
12/31/2020	8,691.62	11,943.486265	11,987.979413
1/31/2021	8,785.26	11,802.553127	11,904.063557
2/28/2021	9,025.16	11,475.622406	11,737.406667
3/31/2021	9,185.8	11,249.552644	11,596.557787
4/30/2021	9,081.97	11,365.423037	11,689.330249
5/31/2021	9,029.55	11,425.659779	11,724.39824
6/30/2021	8,927.4	11,549.056904	11,806.469028
7/31/2021	8,741.67	11,762.714457	11,936.340187
8/31/2021	8,762.63	11,728.602585	11,912.467507
9/30/2021	8,893.34	11,524.5249	11,805.255299
10/31/2021	8,922.95	11,489.951325	11,805.255299
11/30/2021	8,810.82	11,612.893805	11,840.671065
12/31/2021	8,835.98	11,575.732544	11,805.149052
1/31/2022	9,021.25	11,307.175549	11,545.435773
2/28/2022	9,043.69	11,263.077565	11,418.435979
3/31/2022	9,401.6	10,818.186001	11,098.719772
4/30/2022	9,797.55	10,373.558556	10,676.96842
5/31/2022	9,721.8	10,443.061399	10,741.030231
6/30/2022	9,806.15	10,356.383989	10,569.173747
7/31/2022	9,518.74	10,665.004232	10,822.833917
8/31/2022	9,914.2	10,265.066573	10,519.794568
9/30/2022	10,416.56	9,754.8927645	10,067.443401
10/31/2022	10,597.92	9,614.4223087	9,936.5666369
11/30/2022	10,268.85	9,959.5800696	10,304.219602
12/31/2022	10,463.16	9,850.0246888	10,252.698504
1/31/2023	10,158.27	10,163.255474	10,570.532158
2/28/2023	10,548.65	9,837.0149732	10,295.698322
3/31/2023	10,217.34	10,200.000826	10,553.09078
4/30/2023	10,186.02	10,286.700833	10,616.409325
5/31/2023	10,399.03	10,139.601011	10,499.628822
6/30/2023	10,603.33	10,010.828078	10,457.630307
7/31/2023	10,738.66	9,951.7641923	10,447.172677
8/31/2023	10,894.74	9,877.1259609	10,384.48964
9/30/2023	11,320.44	9,568.9596309	10,124.877399
10/31/2023	11,620.21	9,385.235606	9,962.8793611
11/30/2023	11,193.53	9,805.6941611	10,411.208932
12/31/2023	10,844.66	10,184.193956	10,806.834872
1/31/2024	10,920.05	10,186.230795	10,774.414367
2/29/2024	11,220.64	9,977.4130632	10,623.572566
3/31/2024	11,212.12	10,046.257213	10,719.184719
4/30/2024	11,652.06	9,741.8556198	10,451.205101
5/31/2024	11,529.92	9,917.209021	10,628.875588
6/30/2024	11,458.64	10,041.174134	10,724.535468
7/31/2024	11,218.43	10,333.372301	10,971.199784
8/31/2024	11,135.13	10,478.039513	11,124.796581
9/30/2024	11,066.09	10,617.397439	11,269.418936
10/31/2024	11,522.88	10,263.838104	10,987.683463
11/30/2024	11,478.96	10,362.37095	11,108.547981
12/31/2024	11,810.26	10,130.253841	10,930.811213
1/31/2025	11,803.63	10,199.139567	10,985.465269
2/28/2025	11,539.38	10,486.755302	11,227.145505
3/31/2025	11,563.6	10,525.556297	11,227.145505
4/30/2025	11,508.62	10,631.864416	11,272.054087
5/31/2025	11,714.73	10,504.282043	11,193.149709
6/30/2025	11,598.76	10,671.300127	11,361.046954
7/31/2025	11,734.1	10,610.473716	11,326.963814
8/31/2025	11,608.44	10,783.424438	11,462.887379
9/30/2025	11,599.95	10,857.830067	11,588.979141
10/31/2025	11,585.32	10,932.749094	11,658.513015
11/30/2025	11,525.88	11,040.98331	11,728.464093
12/31/2025	11,668.94	10,959.280034	11,716.735629
1/31/2026	11,756.52	10,935.169618	11,728.452365
2/28/2026	11,519.07	11,207.455341	11,916.107603
3/31/2026	11,846.55	10,948.563123	11,701.617666
4/30/2026	11,915.86	10,936.519703	11,713.319284
5/31/2026	11,974.41	10,932.145095	11,748.459241

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Short 7-10 Year Treasury	2.22%	5.81%	1.82%
ICE U.S. Treasury 7-10 Year Bond Index	4.09%	-0.88%	0.90%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "ICE U.S. Treasury 7-10 Year Bond Index" is a trademark of Intercontinental Exchange Inc. ("ICE") and has been licensed for use by ProShares. ProShares have not been passed on by ICE as to their legality or suitability. ProShares based on ICE indexes are not sponsored, endorsed, sold or promoted by ICE or its affiliates, and they make no representation regarding the advisability of investing in ProShares, or the ability of the index to track general financial market performance.

Key Fund Statistics

  Net Assets$16,318,958
  Number of Portfolio Holdings5
  Net Investment Advisory Fees$36,749
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
ICE U.S. Treasury 7-10 Year Bond Index Short Swaps	(101)%
Total	(101)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
7-10 Year U.S. Treasury	100.0%

Holdings

The Short 7-10 Year Treasury primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

Short 7-10 Year Treasury - TBX

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

TBX526

Short 20+ Year Treasury

TBF - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Short 20+ Year Treasury (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TBF	$96	0.95%

How Did the Fund Perform Last Year?

Short 20+ Year Treasury (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the ICE U.S. Treasury 20+ Year Bond Index (the “Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of 1.59% and an average daily statistical correlation of over 0.99 to the inverse of the return of the Index. For the same period, the Index had a total return of 4.02% and a volatility of 9.75%. The Index performance was driven by coupon income and modestly lower intermediate- and long-term Treasury yields during portions of the period. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund's Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Short 20+ Year Treasury : $12,806	ICE U.S. Treasury 20+ Year Bond Index : $8,758	Bloomberg U.S. Aggregate Bond Index : $11,748
5/31/2016	10,000	10,000	10,000
6/30/2016	9,371.36	10,664	10,180
7/31/2016	9,134.13	10,898.608	10,241.08
8/31/2016	9,208.38	10,795.071224	10,230.84
9/30/2016	9,357.65	10,605.07797	10,220.61
10/31/2016	9,768.36	10,153.301649	10,138.84
11/30/2016	10,550.47	9,371.4974219	9,895.51
12/31/2016	10,595.81	9,319.0170364	9,905.41
1/31/2017	10,544.07	9,355.3612028	9,925.22
2/28/2017	10,366.96	9,506.9180543	9,994.69
3/31/2017	10,420.91	9,450.8272378	9,984.7
4/30/2017	10,256.35	9,599.2052254	10,064.58
5/31/2017	10,046.44	9,797.9087736	10,145.09
6/30/2017	9,998	9,844.9387357	10,134.95
7/31/2017	10,070.53	9,775.0396707	10,175.49
8/31/2017	9,723.22	10,127.918603	10,267.07
9/30/2017	9,948.04	9,900.0404342	10,215.73
10/31/2017	9,955.63	9,895.090414	10,225.95
11/30/2017	9,881.2	9,973.2616283	10,215.72
12/31/2017	9,705.64	10,154.77499	10,266.8
1/31/2018	10,048.37	9,817.6364603	10,143.6
2/28/2018	10,369.72	9,514.2714936	10,052.31
3/31/2018	10,064.17	9,813.0196185	10,112.62
4/30/2018	10,279.56	9,619.703132	10,041.83
5/31/2018	10,069.07	9,830.3746306	10,112.12
6/30/2018	10,062.98	9,852.9844923	10,102.01
7/31/2018	10,242.37	9,697.3073373	10,102.01
8/31/2018	10,098.23	9,853.4339854	10,162.62
9/30/2018	10,434.03	9,552.9042489	10,101.65
10/31/2018	10,793.73	9,248.1666033	10,020.84
11/30/2018	10,619.06	9,422.9569522	10,080.96
12/31/2018	10,072.19	9,952.5271329	10,262.42
1/31/2019	10,032.01	10,014.232801	10,375.3
2/28/2019	10,179.91	9,891.0577376	10,364.93
3/31/2019	9,683.91	10,423.196644	10,561.86
4/30/2019	9,893.13	10,228.282867	10,561.86
5/31/2019	9,288.88	10,920.737617	10,751.98
6/30/2019	9,192.23	11,061.615132	10,891.75
7/31/2019	9,194.09	11,081.526039	10,913.54
8/31/2019	8,292.12	12,288.304225	11,197.29
9/30/2019	8,518.36	11,962.664163	11,141.3
10/31/2019	8,605.69	11,852.607653	11,174.73
11/30/2019	8,652.66	11,795.715136	11,163.55
12/31/2019	8,908.93	11,455.99854	11,152.39
1/31/2020	8,322.41	12,265.937637	11,364.28
2/29/2020	7,787.27	13,109.834146	11,568.84
3/31/2020	7,070.12	14,032.76647	11,499.43
4/30/2020	6,964.43	14,196.949838	11,706.42
5/31/2020	7,085.8	13,908.751756	11,764.95
6/30/2020	7,050.61	13,935.178384	11,835.54
7/31/2020	6,742.79	14,549.719751	12,013.07
8/31/2020	7,048.72	13,884.797559	11,916.97
9/30/2020	6,999.12	13,956.998506	11,905.05
10/31/2020	7,209.42	13,525.727252	11,857.43
11/30/2020	7,096.65	13,698.856561	11,976
12/31/2020	7,172.9	13,527.620854	11,987.98
1/31/2021	7,455.79	12,986.51602	11,904.06
2/28/2021	7,978.85	12,108.627537	11,737.41
3/31/2021	8,280.3	11,606.119494	11,596.56
4/30/2021	8,067.65	11,909.039213	11,689.33
5/31/2021	8,032.69	11,959.057177	11,724.4
6/30/2021	7,695.91	12,456.553956	11,806.47
7/31/2021	7,399.12	12,907.481209	11,936.34
8/31/2021	7,401.99	12,870.049514	11,912.47
9/30/2021	7,608.33	12,469.790974	11,805.26
10/31/2021	7,415.62	12,781.535748	11,805.26
11/30/2021	7,182.05	13,175.207049	11,840.67
12/31/2021	7,316.08	12,940.688364	11,805.15
1/31/2022	7,581.87	12,417.884554	11,545.44
2/28/2022	7,683.43	12,154.625401	11,418.44
3/31/2022	8,077.71	11,539.601356	11,098.72
4/30/2022	8,893.65	10,482.573872	10,676.97
5/31/2022	9,062.04	10,236.233386	10,741.03
6/30/2022	9,160.06	10,138.989169	10,569.17
7/31/2022	8,917.15	10,437.07545	10,822.83
8/31/2022	9,339.67	9,896.4349419	10,519.79
9/30/2022	10,159.71	9,049.3001109	10,067.44
10/31/2022	10,846.26	8,481.9089939	9,936.57
11/30/2022	10,113.53	9,100.2401596	10,304.22
12/31/2022	10,413.21	8,925.5155485	10,252.7
1/31/2023	9,687.44	9,540.4835698	10,570.53
2/28/2023	10,234.56	9,071.0917782	10,295.7
3/31/2023	9,778.64	9,507.4112927	10,553.09
4/30/2023	9,784.47	9,547.3424201	10,616.41
5/31/2023	10,127.66	9,264.7410845	10,499.63
6/30/2023	10,175.95	9,280.4911443	10,457.63
7/31/2023	10,492.24	9,054.0471604	10,447.17
8/31/2023	10,886.43	8,771.560889	10,384.49
9/30/2023	11,891.04	8,074.2217983	10,124.88
10/31/2023	12,610.22	7,638.2138212	9,962.88
11/30/2023	11,516.6	8,394.3969895	10,411.21
12/31/2023	10,645.46	9,117.1545703	10,806.83
1/31/2024	10,957.73	8,912.0185925	10,774.41
2/29/2024	11,264.15	8,713.2805779	10,623.57
3/31/2024	11,234.55	8,789.0861189	10,719.18
4/30/2024	12,080.92	8,226.5846073	10,451.21
5/31/2024	11,816.83	8,467.6235363	10,628.88
6/30/2024	11,665.35	8,615.8069482	10,724.54
7/31/2024	11,327.26	8,928.5607404	10,971.2
8/31/2024	11,136.55	9,130.3462131	11,124.8
9/30/2024	11,001.17	9,302.9097566	11,269.42
10/31/2024	11,694.74	8,800.5526297	10,987.68
11/30/2024	11,522.8	8,966.0030191	11,108.55
12/31/2024	12,329.95	8,413.6972332	10,930.81
1/31/2025	12,353.44	8,451.5588707	10,985.47
2/28/2025	11,739.88	8,926.5364793	11,227.15
3/31/2025	11,945.8	8,814.0621196	11,227.15
4/30/2025	12,148.88	8,689.7838437	11,272.05
5/31/2025	12,605.68	8,419.5315662	11,193.15
6/30/2025	12,339.48	8,642.6491527	11,361.05
7/31/2025	12,532.78	8,552.7656015	11,326.96
8/31/2025	12,605.67	8,546.7786656	11,462.89
9/30/2025	12,223.74	8,857.0267311	11,588.98
10/31/2025	12,117.55	8,980.1394027	11,658.51
11/30/2025	12,142.4	9,001.6917373	11,728.46
12/31/2025	12,497.49	8,774.8491055	11,716.74
1/31/2026	12,582.69	8,767.8292262	11,728.45
2/28/2026	12,082.16	9,165.8886731	11,916.11
3/31/2026	12,652.07	8,787.3374709	11,701.62
4/30/2026	12,819.76	8,712.6451024	11,713.32
5/31/2026	12,805.5	8,757.9508569	11,748.46

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Short 20+ Year Treasury	1.59%	9.78%	2.50%
ICE U.S. Treasury 20+ Year Bond Index	4.02%	-6.04%	-1.32%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "ICE U.S. Treasury 20+ Year Bond Index" is a trademark of Intercontinental Exchange Inc. ("ICE") and has been licensed for use by ProShares. ProShares have not been passed on by ICE as to their legality or suitability. ProShares based on ICE indexes are not sponsored, endorsed, sold or promoted by ICE or its affiliates, and they make no representation regarding the advisability of investing in ProShares, or the ability of the index to track general financial market performance.

Key Fund Statistics

  Net Assets$128,874,672
  Number of Portfolio Holdings9
  Net Investment Advisory Fees$535,035
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
ICE U.S. Treasury 20+ Year Bond Index Short Swaps	(100)%
U.S. Treasury Long Bond Futures	(1)%
Total	(101)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
20+ Year U.S. Treasury	100.0%

Holdings

The Short 20+ Year Treasury primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

Short 20+ Year Treasury - TBF

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

TBF526

Short Dow30℠

DOG - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Short Dow30℠ (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DOG	$88	0.95%

How Did the Fund Perform Last Year?

Short Dow30 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones Industrial Average (the “Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of -13.71% and had an average daily statistical correlation of over 0.99 to the inverse of the return of the Index. For the same period, the Index had a total return of 22.71% and a volatility of 12.09%. The Index performance was driven by strength in large-cap U.S. equities, resilient corporate earnings, improved investor risk appetite and easing concerns regarding tariffs and macroeconomic uncertainty. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund's Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Short Dow30℠ : $3,037	Dow Jones Industrial Average℠ Index : $35,433	S&P 500® Index : $42,817
5/31/2016	10,000	10,000	10,000
6/30/2016	9,879.32	10,095	10,026
7/31/2016	9,590.94	10,391.793	10,395.9594
8/31/2016	9,561.25	10,418.811662	10,410.513743
9/30/2016	9,585.41	10,376.094534	10,412.595846
10/31/2016	9,657.98	10,294.123387	10,223.086602
11/30/2016	9,112.26	10,899.417842	10,601.340806
12/31/2016	8,805.88	11,274.357816	10,811.247354
1/31/2017	8,751.19	11,344.258835	11,016.661053
2/28/2017	8,320.81	11,930.757016	11,454.022497
3/31/2017	8,370.39	11,859.172474	11,467.767324
4/30/2017	8,251.67	12,031.130475	11,585.885328
5/31/2017	8,195.59	12,116.551501	11,749.246311
6/30/2017	8,060.58	12,327.379498	11,822.091638
7/31/2017	7,856.31	12,657.753268	12,065.626726
8/31/2017	7,812.64	12,740.028664	12,103.030169
9/30/2017	7,653.29	13,015.213284	12,352.35259
10/31/2017	7,333.34	13,593.088753	12,640.162405
11/30/2017	7,040.2	14,169.435716	13,028.215391
12/31/2017	6,915.67	14,441.488882	13,172.828582
1/31/2018	6,536.7	15,290.648428	13,927.63166
2/28/2018	6,770.33	14,685.138751	13,413.702052
3/31/2018	7,013	14,157.94227	13,072.994019
4/30/2018	6,987.02	14,206.079273	13,122.671397
5/31/2018	6,899.45	14,406.384991	13,438.927777
6/30/2018	6,945.02	14,335.793705	13,522.24913
7/31/2018	6,637.11	15,028.212541	14,025.276797
8/31/2018	6,486.9	15,412.934782	14,482.500821
9/30/2018	6,374.9	15,716.569597	14,565.051075
10/31/2018	6,702.97	14,933.884431	13,568.801582
11/30/2018	6,566.01	15,248.989392	13,845.605134
12/31/2018	7,154.44	13,939.101204	12,595.346991
1/31/2019	6,672.11	14,955.261681	13,604.234285
2/28/2019	6,428.69	15,557.958727	14,040.930205
3/31/2019	6,434.9	15,584.407257	14,313.324251
4/30/2019	6,286.48	15,998.95249	14,893.013883
5/31/2019	6,724.21	14,987.818693	13,947.307502
6/30/2019	6,281.59	16,083.428239	14,930.59268
7/31/2019	6,228.63	16,263.562635	15,145.593215
8/31/2019	6,307.4	16,048.883608	14,906.292842
9/30/2019	6,192.62	16,377.885722	15,185.040518
10/31/2019	6,165.95	16,474.515248	15,514.555898
11/30/2019	5,932.1	17,151.617825	16,077.734277
12/31/2019	5,833.21	17,472.353078	16,563.281852
1/31/2020	5,890.78	17,316.849136	16,556.656539
2/29/2020	6,505.17	15,628.456345	15,194.043706
3/31/2020	6,928.4	13,499.860591	13,317.579308
4/30/2020	6,131.2	15,014.544949	15,024.892976
5/31/2020	5,823.21	15,714.222744	15,740.077881
6/30/2020	5,658.65	16,000.221598	16,053.305431
7/31/2020	5,506.16	16,401.82716	16,958.711857
8/31/2020	5,094.07	17,700.851871	18,178.04324
9/30/2020	5,185.26	17,314.9733	17,487.277597
10/31/2020	5,410	16,532.336507	17,022.116013
11/30/2020	4,803.13	18,539.362159	18,886.037716
12/31/2020	4,640.78	19,171.554408	19,611.261564
1/31/2021	4,723.85	18,797.709098	19,413.187823
2/28/2021	4,559.05	19,442.47052	19,948.991807
3/31/2021	4,259.24	20,760.670021	20,822.757648
4/30/2021	4,138.6	21,337.816647	21,934.692906
5/31/2021	4,041.82	21,809.382395	22,088.235756
6/30/2021	4,034.07	21,813.744272	22,602.89165
7/31/2021	3,973.78	22,106.048445	23,140.840471
8/31/2021	3,910.3	22,437.639172	23,844.322021
9/30/2021	4,073.17	21,495.258326	22,735.561047
10/31/2021	3,838.94	22,769.927145	24,329.323877
11/30/2021	3,970.31	21,972.979695	24,161.451542
12/31/2021	3,752.03	23,188.085472	25,243.884571
1/31/2022	3,869.04	22,436.791503	23,938.775739
2/28/2022	3,987.19	21,698.621063	23,223.006344
3/31/2022	3,874.93	22,238.916727	24,084.579879
4/30/2022	4,057.57	21,167.000941	21,984.404514
5/31/2022	4,026.24	21,236.852044	22,023.976442
6/30/2022	4,292.95	19,843.71455	20,206.998386
7/31/2022	4,017.32	21,197.055882	22,070.083637
8/31/2022	4,175.14	20,408.525403	21,169.624224
9/30/2022	4,573.97	18,620.738578	19,219.901833
10/31/2022	4,003.89	21,240.676496	20,776.713882
11/30/2022	3,783.67	22,523.613356	21,938.132188
12/31/2022	3,963.02	21,602.39757	20,674.495774
1/31/2023	3,867.06	22,235.347819	21,972.854108
2/28/2023	4,046.75	21,359.275115	21,436.716468
3/31/2023	3,984.2	21,803.548037	22,223.443962
4/30/2023	3,906.97	22,363.899222	22,570.129688
5/31/2023	4,059.53	21,654.963616	22,667.181246
6/30/2023	3,906.47	22,668.415914	24,165.481926
7/31/2023	3,801.66	23,448.209421	24,941.193896
8/31/2023	3,910.17	22,976.900412	24,544.628913
9/30/2023	4,077.51	22,191.090418	23,373.850114
10/31/2023	4,157.87	21,911.482678	22,882.999262
11/30/2023	3,837.4	23,916.383343	24,972.217094
12/31/2023	3,684.68	25,095.461042	26,105.95575
1/31/2024	3,664.21	25,424.211582	26,544.535807
2/29/2024	3,600.63	26,059.816871	27,962.014019
3/31/2024	3,548.61	26,635.738824	28,862.39087
4/30/2024	3,758.37	25,325.260474	27,684.805323
5/31/2024	3,691.64	25,978.652194	29,057.971667
6/30/2024	3,673.27	26,298.189616	30,101.15285
7/31/2024	3,539.39	27,484.237968	30,468.386914
8/31/2024	3,492.57	28,042.167999	31,208.768717
9/30/2024	3,449.13	28,591.794491	31,876.636367
10/31/2024	3,515.31	28,231.537881	31,586.558976
11/30/2024	3,279.37	30,416.658913	33,440.689988
12/31/2024	3,478.39	28,856.284311	32,644.801566
1/31/2025	3,339.05	30,235.614701	33,552.32705
2/28/2025	3,404.25	29,815.339656	33,116.146798
3/31/2025	3,562.69	28,604.836866	31,251.707733
4/30/2025	3,648.49	27,723.807891	31,039.196121
5/31/2025	3,519.77	28,877.118299	32,991.561557
6/30/2025	3,386.68	30,167.925487	34,670.83204
7/31/2025	3,401.25	30,216.194168	35,447.458678
8/31/2025	3,307.95	31,249.588008	36,167.042089
9/30/2025	3,261.85	31,874.579769	37,487.139125
10/31/2025	3,197.22	32,700.131385	38,364.338181
11/30/2025	3,195.49	32,857.092015	38,460.249026
12/31/2025	3,184.21	33,159.377262	38,483.325176
1/31/2026	3,141.25	33,756.246052	39,041.333391
2/28/2026	3,142.08	33,860.890415	38,744.619257
3/31/2026	3,324.72	32,100.124114	36,815.137218
4/30/2026	3,111.75	34,424.173099	40,677.045112
5/31/2026	3,037.09	35,432.801371	42,816.657685

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Short Dow30℠	-13.71%	-5.56%	-11.23%
Dow Jones Industrial Average℠ Index	22.71%	10.18%	13.48%
S&P 500® Index	29.78%	14.14%	15.64%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"The Dow 30SM" and "Dow Jones Industrial AverageSM" are products of "Dow Jones Indexes", the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones®", "DJ," "Dow Jones Indexes", "The Dow 30" and "Dow Jones Industrial Average" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProShares. ProShares have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProShares based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$104,254,283
  Number of Portfolio Holdings10
  Net Investment Advisory Fees$872,673
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Dow Jones Industrial Average℠ Short Swaps	(80)%
DJIA CBOT E-Mini Index Futures	(20)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Financials	27.2%
Information Technology	19.1%
Industrials	18.1%
Health Care	12.8%
Consumer Discretionary	11.0%
Consumer Staples	4.1%
Materials	3.7%
Energy	2.2%
Communication Services	1.8%

Holdings

The Short Dow30℠ primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

Short Dow30℠ - DOG

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

DOG526

Short Financials

SEF - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Short Financials (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SEF	$96	0.95%

How Did the Fund Perform Last Year?

Short Financials (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P Financial Select Sector Index (the “Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of 2.04% and an average daily statistical correlation of over 0.99 to the inverse of the return of the Index. For the same period, the Index had a total return of 2.88% and a volatility of 14.32%. The Index performance was driven by modest gains in financial shares, supported by resilient credit conditions and earnings, partially offset by uncertainty regarding interest rates and the yield curve. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Short Financials : $2,922	S&P Financial Select Sector Index : $32,605	S&P 500® Index : $42,817
5/31/2016	10,000	10,000	10,000
6/30/2016	10,228.02	9,679	10,026
7/31/2016	9,836.87	10,022.6	10,395.9594
8/31/2016	9,512.59	10,406.47	10,410.513743
9/30/2016	9,672.89	10,123.41	10,412.595846
10/31/2016	9,637.21	10,356.25	10,223.086602
11/30/2016	8,830.56	11,799.91	10,601.340806
12/31/2016	8,491.88	12,260.11	10,811.247354
1/31/2017	8,433.2	12,288.31	11,016.661053
2/28/2017	8,037.12	12,927.3	11,454.022497
3/31/2017	8,208.89	12,569.22	11,467.767324
4/30/2017	8,223.27	12,463.63	11,585.885328
5/31/2017	8,275.88	12,312.82	11,749.246311
6/30/2017	7,897.53	13,104.54	11,822.091638
7/31/2017	7,750.2	13,329.94	12,065.626726
8/31/2017	7,820.38	13,115.32	12,103.030169
9/30/2017	7,531.33	13,789.45	12,352.35259
10/31/2017	7,359.45	14,193.48	12,640.162405
11/30/2017	7,131.38	14,690.25	13,028.215391
12/31/2017	7,046.98	14,978.18	13,172.828582
1/31/2018	6,740.67	15,948.77	13,927.63166
2/28/2018	6,929.47	15,505.39	13,413.702052
3/31/2018	7,069.63	14,837.11	13,072.994019
4/30/2018	7,070.71	14,782.21	13,122.671397
5/31/2018	7,035.18	14,649.17	13,438.927777
6/30/2018	7,078.58	14,367.91	13,522.24913
7/31/2018	6,821.19	15,125.1	14,025.276797
8/31/2018	6,686.42	15,335.34	14,482.500821
9/30/2018	6,829.86	14,994.89	14,565.051075
10/31/2018	7,184.28	14,285.64	13,568.801582
11/30/2018	6,965.16	14,685.63	13,845.605134
12/31/2018	7,727.43	13,029.09	12,595.346991
1/31/2019	7,080.91	14,180.87	13,604.234285
2/28/2019	6,900.19	14,524.04	14,040.930205
3/31/2019	6,954.62	14,144.97	14,313.324251
4/30/2019	6,536.57	15,418.01	14,893.013883
5/31/2019	6,892.5	14,312.54	13,947.307502
6/30/2019	6,543.72	15,277.21	14,930.59268
7/31/2019	6,405.01	15,651.5	15,145.593215
8/31/2019	6,546.98	14,892.4	14,906.292842
9/30/2019	6,370.26	15,583.41	15,185.040518
10/31/2019	6,256.61	15,958.97	15,514.555898
11/30/2019	6,054.34	16,763.3	16,077.734277
12/31/2019	5,936.35	17,214.23	16,563.281852
1/31/2020	5,981.37	16,770.1	16,556.656539
2/29/2020	6,616.67	14,893.53	15,194.043706
3/31/2020	7,480.08	11,719.72	13,317.579308
4/30/2020	6,630.48	12,842.47	15,024.892976
5/31/2020	6,332.63	13,191.78	15,740.077881
6/30/2020	6,211.03	13,149.57	16,053.305431
7/31/2020	5,992.15	13,645.31	16,958.711857
8/31/2020	5,729.5	14,230.69	18,178.04324
9/30/2020	5,916.55	13,735.46	17,487.277597
10/31/2020	6,031.57	13,624.21	17,022.116013
11/30/2020	5,217.39	15,926.7	18,886.037716
12/31/2020	4,935.78	16,926.89	19,611.261564
1/31/2021	5,040.8	16,644.21	19,413.187823
2/28/2021	4,589.73	18,556.63	19,948.991807
3/31/2021	4,350.68	19,632.92	20,822.757648
4/30/2021	4,048.19	20,922.8	21,934.692906
5/31/2021	3,930.4	21,925	22,088.235756
6/30/2021	3,972.04	21,276.02	22,602.89165
7/31/2021	3,901.09	21,182.41	23,140.840471
8/31/2021	3,779.2	22,271.19	23,844.322021
9/30/2021	3,873.42	21,859.17	22,735.561047
10/31/2021	3,630.15	23,454.89	24,329.323877
11/30/2021	3,806.18	22,122.65	24,161.451542
12/31/2021	3,601.75	22,859.33	25,243.884571
1/31/2022	3,641.21	22,873.05	23,938.775739
2/28/2022	3,714.61	22,564.26	23,223.006344
3/31/2022	3,646.65	22,521.39	24,084.579879
4/30/2022	3,941.91	20,298.53	21,984.404514
5/31/2022	3,874.86	20,852.68	22,023.976442
6/30/2022	4,277.71	18,579.74	20,206.998386
7/31/2022	3,958.63	19,919.34	22,070.083637
8/31/2022	4,092.89	19,518.96	21,169.624224
9/30/2022	4,498.05	18,004.29	19,219.901833
10/31/2022	4,052.02	20,163	20,776.713882
11/30/2022	3,802.93	21,582.48	21,938.132188
12/31/2022	4,025.96	20,453.71	20,674.495774
1/31/2023	3,732.25	21,858.88	21,972.854108
2/28/2023	3,869.5	21,356.13	21,436.716468
3/31/2023	4,155.39	19,316.62	22,223.443962
4/30/2023	4,046.6	19,930.89	22,570.129688
5/31/2023	4,248.95	19,069.87	22,667.181246
6/30/2023	4,005.83	20,345.65	24,165.481926
7/31/2023	3,842.02	21,332.41	24,941.193896
8/31/2023	3,971.78	20,767.1	24,544.628913
9/30/2023	4,121.75	20,115.02	23,373.850114
10/31/2023	4,247.1	19,618.17	22,882.999262
11/30/2023	3,850.72	21,760.48	24,972.217094
12/31/2023	3,671.85	22,935.55	26,105.95575
1/31/2024	3,582.3	23,635.08	26,544.535807
2/29/2024	3,459.24	24,618.3	27,962.014019
3/31/2024	3,326.66	25,795.05	28,862.39087
4/30/2024	3,493.26	24,716.82	27,684.805323
5/31/2024	3,411.8	25,497.87	29,057.971667
6/30/2024	3,465.95	25,270.94	30,101.15285
7/31/2024	3,279.29	26,903.44	30,468.386914
8/31/2024	3,153.36	28,116.79	31,208.768717
9/30/2024	3,191.44	27,964.96	31,876.636367
10/31/2024	3,124.99	28,717.22	31,586.558976
11/30/2024	2,840.09	31,669.35	33,440.689988
12/31/2024	3,016.55	29,949.7	32,644.801566
1/31/2025	2,844.32	31,914.4	33,552.32705
2/28/2025	2,817.56	32,364.39	33,116.146798
3/31/2025	2,947.57	31,005.09	31,251.707733
4/30/2025	2,976.32	30,360.18	31,039.196121
5/31/2025	2,863.7	31,702.1	32,991.561557
6/30/2025	2,788.28	32,713.4	34,670.83204
7/31/2025	2,804.16	32,697.04	35,447.458678
8/31/2025	2,732.76	33,717.19	36,167.042089
9/30/2025	2,743.14	33,764.4	37,487.139125
10/31/2025	2,834.17	32,805.49	38,364.338181
11/30/2025	2,792.91	33,415.67	38,460.249026
12/31/2025	2,722.73	34,441.53	38,483.325176
1/31/2026	2,798.5	33,611.49	39,041.333391
2/28/2026	2,909.86	32,361.14	38,744.619257
3/31/2026	3,026.19	31,218.79	36,815.137218
4/30/2026	2,878.24	32,954.56	40,677.045112
5/31/2026	2,922.19	32,605.24	42,816.657685

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Short Financials	2.04%	-5.76%	-11.58%
S&P Financial Select Sector Index	2.88%	8.26%	12.54%
S&P 500® Index	29.78%	14.14%	15.64%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "S&P Financial Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Financials Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$15,403,605
  Number of Portfolio Holdings10
  Net Investment Advisory Fees$13,566
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
S&P Financial Select Sector Index Short Swaps	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Financials	100.0%

Holdings

The Short Financials primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

Short Financials - SEF

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SEF526

Short FTSE China 50

YXI - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Short FTSE China 50 (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YXI	$95	0.95%

How Did the Fund Perform Last Year?

Short FTSE China 50 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the FTSE China 50 Index (the "Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of -0.67% and an average daily statistical correlation of over 0.99 to the inverse of the return of the Index. For the same period, the Index had a total return of 2.27% and a volatility of 19.96%. The Index performance was driven by modest gains in Chinese equities, supported by policy support and improved investor sentiment, partially offset by concerns regarding economic growth and the property sector. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Short FTSE China 50 : $4,271	FTSE China 50 Index : $14,506	S&P Global 1200 Index : $36,913
5/31/2016	10,000	10,000	10,000
6/30/2016	9,675.39	10,280	9,924
7/31/2016	9,312.62	10,624.38	10,348.7472
8/31/2016	8,882.2	11,254.405734	10,383.93294
9/30/2016	8,614.99	11,371.451554	10,426.507066
10/31/2016	8,851.72	11,216.799813	10,259.682952
11/30/2016	8,641.97	11,340.18461	10,395.110767
12/31/2016	9,145.61	10,889.979281	10,642.514404
1/31/2017	8,638.32	11,415.965281	10,914.962772
2/28/2017	8,281.66	11,831.506417	11,210.758264
3/31/2017	8,198.79	11,898.946003	11,365.466728
4/30/2017	8,180.25	11,941.782209	11,538.221822
5/31/2017	7,835.96	12,480.356587	11,790.90888
6/30/2017	7,873.74	12,420.450875	11,855.758879
7/31/2017	7,336.54	13,302.302887	12,172.307641
8/31/2017	7,036.34	13,801.139246	12,210.041794
9/30/2017	7,055.4	13,675.548878	12,474..999701
10/31/2017	6,748.25	14,337.445444	12,734.479695
11/30/2017	6,693.92	14,450.711263	12,987.895841
12/31/2017	6,548.21	14,765.736769	13,180.116699
1/31/2018	5,714.28	16,832.939916	13,905.023118
2/28/2018	6,301.79	15,358.37438	13,326.574156
3/31/2018	6,264.7	14,902.230661	13,045.383442
4/30/2018	6,288.43	15,271.805981	13,199.318966
5/31/2018	6,306.24	15,001.495015	13,249.476378
6/30/2018	6,741.22	14,059.401128	13,225.627321
7/31/2018	6,617.67	14,036.906086	13,656.782771
8/31/2018	6,775.69	13,831.967257	13,794.716277
9/30/2018	6,699.6	13,995.184471	13,896.797178
10/31/2018	7,253.49	12,752.41209	12,887.889703
11/30/2018	6,744.6	13,555.814052	13,055.432269
12/31/2018	7,165.64	13,021.714978	12,103.691256
1/31/2019	6,477.91	14,086.891263	13,028.413268
2/28/2019	6,400.83	14,464.419949	13,398.420205
3/31/2019	6,299.08	14,571.456657	13,588.677772
4/30/2019	6,268.55	14,752.142719	14,086.023379
5/31/2019	6,892.43	13,334.461804	13,274.668432
6/30/2019	6,432.64	14,281.208592	14,146.814148
7/31/2019	6,699.18	13,924.178377	14,180.766502
8/31/2019	7,013.67	13,113.791196	13,917.004245
9/30/2019	6,889.14	13,424.588047	14,249.620647
10/31/2019	6,660.39	13,867.599453	14,627.235594
11/30/2019	6,681.98	13,685.9339	15,010.469166
12/31/2019	6,149.46	14,912.193577	15,519.324071
1/31/2020	6,712.76	13,717.726872	15,384.305952
2/29/2020	6,539.96	13,773.969552	14,124.331294
3/31/2020	6,791.69	12,902.077279	12,303.70499
4/30/2020	6,543.82	13,535.569274	13,575.908086
5/31/2020	6,411.9	13,298.696811	14,185.466359
6/30/2020	6,215.73	13,800.057681	14,595.426337
7/31/2020	5,866.61	14,404.500208	15,282.870918
8/31/2020	5,496.05	15,278.85337	16,247.220073
9/30/2020	5,726.17	14,430.877008	15,704.562922
10/31/2020	5,429.19	15,285.184927	15,272.687442
11/30/2020	5,057.46	16,347.505279	17,168.027953
12/31/2020	5,026.25	16,574.735603	17,935.438803
1/31/2021	4,688.2	17,416.732171	17,795.54238
2/28/2021	4,684.38	17,209.473059	18,251.108265
3/31/2021	4,874.33	16,309.417618	18,884.421722
4/30/2021	4,895.62	16,389.333764	19,739.886026
5/31/2021	4,876.76	16,281.164161	20,081.386054
6/30/2021	4,830.08	16,473.281898	20,304.289439
7/31/2021	5,440.73	14,405.88502	20,543.880055
8/31/2021	5,345.93	14,624.854472	21,049.259504
9/30/2021	5,578.82	13,887.761807	20,171.505383
10/31/2021	5,346.97	14,525.210074	21,276.903878
11/30/2021	5,605.26	13,653.697469	20,872.642704
12/31/2021	5,741.65	13,260.470982	21,797.300776
1/31/2022	5,475.63	13,283.013783	20,788.08575
2/28/2022	5,921.9	12,600.266874	20,233.04386
3/31/2022	6,030.88	11,887.091769	20,769.219523
4/30/2022	6,152.18	11,561.385455	19,126.374258
5/31/2022	5,878.87	11,705.902773	19,237.307229
6/30/2022	5,430.86	12,278.321419	17,590.59373
7/31/2022	6,027.32	11,111.880884	18,888.779548
8/31/2022	6,037.13	11,128.548705	18,101.11744
9/30/2022	7,015.92	9,471.507803	16,394.182066
10/31/2022	8,495.78	7,634.0352892	17,508.986446
11/30/2022	6,182.52	10,039.519809	18,913.207159
12/31/2022	5,994.48	10,670.001653	18,128.309062
1/31/2023	5,304.64	11,862.907838	19,428.108822
2/28/2023	6,022.35	10,465.457294	18,876.350531
3/31/2023	5,684.1	11,086.058912	19,521.92172
4/30/2023	5,926.97	10,527.321543	19,857.698773
5/31/2023	6,451.12	9,755.6688737	19,688.908334
6/30/2023	6,124.49	10,237.598916	20,860.398379
7/31/2023	5,458.12	11,361.687277	21,534.189247
8/31/2023	6,055.94	10,333.454578	21,008.755029
9/30/2023	6,263.25	10,128.852178	20,096.975061
10/31/2023	6,516.38	9,631.5255359	19,558.37613
11/30/2023	6,611.46	9,543.8786535	21,347.967545
12/31/2023	6,752.37	9,290.0114813	22,366.265597
1/31/2024	7,437.95	8,415.8214009	22,572.035241
2/29/2024	6,882.19	9,213.6412697	23,571.976402
3/31/2024	6,708.27	9,353.688617	24,378.137995
4/30/2024	6,346.77	10,110.402026	23,532.216606
5/31/2024	6,065.1	10,252.958695	24,609.992127
6/30/2024	6,212.95	10,225.275706	25,161.255951
7/31/2024	6,303.65	10,120.977894	25,586.481176
8/31/2024	6,142.46	10,468.127436	26,228.701854
9/30/2024	5,048.7	12,859.047742	26,758.521631
10/31/2024	4,989.78	12,352.401261	26,239.406312
11/30/2024	5,169.5	11,801.484165	27,246.999514
12/31/2024	5,048.09	12,261.742047	26,609.419725
1/31/2025	4,820.06	12,547.440637	27,487.530576
2/28/2025	4,354.46	14,000.434263	27,407.816738
3/31/2025	4,267.74	14,259.442297	26,286.837033
4/30/2025	4,441.06	13,617.767393	26,457.701474
5/31/2025	4,300.05	14,184.266517	28,037.226252
6/30/2025	4,043.94	14,799.863684	29,290.490265
7/31/2025	3,985.1	15,186.140126	29,662.479492
8/31/2025	3,841.27	15,546.051647	30,451.501446
9/30/2025	3,642.36	16,813.054856	31,572.116699
10/31/2025	3,771.04	16,111.950469	32,282.489325
11/30/2025	3,797.14	15,991.11084	32,366.423797
12/31/2025	3,891.37	15,831.199732	32,728.927744
1/31/2026	3,760.31	16,491.36076	33,678.066648
2/28/2026	4,001.35	15,439.211944	34,125.984935
3/31/2026	4,154.22	14,489.700409	31,819.068353
4/30/2026	4,064.62	14,962.064643	35,048.703791
5/31/2026	4,271.11	14,505.721671	36,913.294833

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Short FTSE China 50	-0.67%	-2.62%	-8.16%
FTSE China 50 Index	2.27%	-2.28%	3.79%
S&P Global 1200 Index	31.64%	12.94%	13.94%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"FTSE®" and "FTSE China 50" have been licensed for use by ProShares. FTSE is a trademark of the London Stock Exchange PLC and The Financial Times Limited and is used by the FTSE International Limited ("FTSE") under license. ProShares have not been passed on by FTSE or its affiliates as to their legality or suitability. ProShares based on the FTSE China 50 Index are not sponsored, endorsed or promoted by FTSE or its affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$4,569,792
  Number of Portfolio Holdings6
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
iShares® China Large-Cap ETF Short Swaps	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Financials	34.8%
Consumer Discretionary	25.5%
Communication Services	16.3%
Information Technology	5.4%
Energy	5.3%
Industrials	4.1%
Materials	3.9%
Health Care	2.3%
Real Estate	1.1%
Consumer Staples	0.9%
Other	0.4%

Holdings

The Short FTSE China 50 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

Short FTSE China 50 - YXI

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

YXI526

Short High Yield

SJB - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Short High Yield (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SJB	$95	0.95%

How Did the Fund Perform Last Year?

Short High Yield (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Markit iBoxx $ Liquid High Yield Index (the “Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of -0.86% and an average daily statistical correlation of over 0.99 to the inverse of the return of the Index. For the same period, the Index had a total return of 7.40% and a volatility of 2.73%. The Index performance was driven by coupon income and tight credit spreads as resilient economic conditions supported demand for below-investment-grade corporate bonds. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Short High Yield : $6,702	Markit iBoxx® $ Liquid High Yield Index : $16,955	Bloomberg U.S. Aggregate Bond Index : $11,748
5/31/2016	10,000	10,000	10,000
6/30/2016	9,800.98	10,080	10,180
7/31/2016	9,657.85	10,315.872	10,241.08
8/31/2016	9,454.16	10,541.789597	10,230.84
9/30/2016	9,340.51	10,592.390187	10,220.61
10/31/2016	9,419.59	10,587.093992	10,138.84
11/30/2016	9,394.75	10,541.569488	9,895.51
12/31/2016	9,212.54	10,737.64268	9,905.41
1/31/2017	9,121.16	10,854.682985	9,925.22
2/28/2017	8,975.69	11,017.50323	9,994.69
3/31/2017	8,977.23	10,987.755971	9,984.7
4/30/2017	8,899.89	11,096.534755	10,064.58
5/31/2017	8,803.71	11,204.171143	10,145.09
6/30/2017	8,786.72	11,215.375314	10,134.95
7/31/2017	8,694.37	11,336.501367	10,175.49
8/31/2017	8,684.48	11,317.229315	10,267.07
9/30/2017	8,631.86	11,405.503703	10,215.73
10/31/2017	8,623.61	11,439.720215	10,225.95
11/30/2017	8,652.87	11,393.961334	10,215.72
12/31/2017	8,633.92	11,415.60986	10,266.8
1/31/2018	8,632.41	11,466.980105	10,143.6
2/28/2018	8,705.68	11,360.33719	10,052.31
3/31/2018	8,724.85	11,296.719301	10,112.62
4/30/2018	8,684.33	11,383.70404	10,041.83
5/31/2018	8,683.33	11,404.194707	10,112.12
6/30/2018	8,678.33	11,452.092325	10,102.01
7/31/2018	8,539.69	11,589.517433	10,102.01
8/31/2018	8,485.17	11,675.279862	10,162.62
9/30/2018	8,445.74	11,738.326373	10,101.65
10/31/2018	8,622.15	11,549.339319	10,020.84
11/30/2018	8,662.74	11,493.90249	10,080.96
12/31/2018	8,850.08	11,245.634196	10,262.42
1/31/2019	8,440.75	11,783.175511	10,375.3
2/28/2019	8,349.31	11,974.062954	10,364.93
3/31/2019	8,254.24	12,089.013958	10,561.86
4/30/2019	8,185.01	12,244.962238	10,561.86
5/31/2019	8,357.49	12,074.757263	10,751.98
6/30/2019	8,110.17	12,381.456098	10,891.75
7/31/2019	8,106.22	12,453.268543	10,913.54
8/31/2019	8,055.38	12,508.062925	11,197.29
9/30/2019	8,026.9	12,545.587113	11,141.3
10/31/2019	8,032.96	12,594.514903	11,174.73
11/30/2019	7,988.47	12,646.152414	11,163.55
12/31/2019	7,839.03	12,892.752386	11,152.39
1/31/2020	7,874.41	12,850.206303	11,364.28
2/29/2020	7,976.53	12,636.892879	11,568.84
3/31/2020	8,709.12	11,346.666116	11,499.43
4/30/2020	8,216.72	11,749.472763	11,706.42
5/31/2020	7,954.14	12,244.125566	11,764.95
6/30/2020	7,965.75	12,225.759378	11,835.54
7/31/2020	7,557.62	12,811.373252	12,013.07
8/31/2020	7,541.56	12,907.458552	11,916.97
9/30/2020	7,594.18	12,746.11532	11,905.05
10/31/2020	7,543.57	12,789.452112	11,857.43
11/30/2020	7,279.84	13,270.335511	11,976
12/31/2020	7,122.03	13,493.277148	11,987.98
1/31/2021	7,133.45	13,524.311685	11,904.06
2/28/2021	7,134.73	13,532.426272	11,737.41
3/31/2021	7,029.6	13,585.202735	11,596.56
4/30/2021	6,966.25	13,719.696242	11,689.33
5/31/2021	6,943.83	13,744.391695	11,724.4
6/30/2021	6,832.64	13,903.826639	11,806.47
7/31/2021	6,804.19	13,930.243909	11,936.34
8/31/2021	6,743.13	14,019.39747	11,912.47
9/30/2021	6,747.95	13,995.564495	11,805.26
10/31/2021	6,750.07	13,952.178245	11,805.26
11/30/2021	6,809.18	13,804.285155	11,840.67
12/31/2021	6,635.87	14,096.936001	11,805.15
1/31/2022	6,796.36	13,692.353937	11,545.44
2/28/2022	6,833.91	13,599.245931	11,418.44
3/31/2022	6,894.77	13,479.572566	11,098.72
4/30/2022	7,169.43	12,948.477407	10,676.97
5/31/2022	7,025.14	13,075.372486	10,741.03
6/30/2022	7,521.93	12,147.021039	10,569.17
7/31/2022	7,033.22	12,974.233172	10,822.83
8/31/2022	7,340.91	12,529.216974	10,519.79
9/30/2022	7,619.02	12,061.877181	10,067.44
10/31/2022	7,363.53	12,440.620125	9,936.57
11/30/2022	7,124.46	12,718.045953	10,304.22
12/31/2022	7,271.87	12,580.691057	10,252.7
1/31/2023	7,033.21	13,081.402561	10,570.53
2/28/2023	7,187.29	12,868.1757	10,295.7
3/31/2023	7,072.29	13,039.322436	10,553.09
4/30/2023	7,084.65	13,141.029151	10,616.41
5/31/2023	7,202.32	12,979.394493	10,499.63
6/30/2023	7,110.89	13,198.74626	10,457.63
7/31/2023	7,062.3	13,382.208833	10,447.17
8/31/2023	7,086.09	13,410.311471	10,384.49
9/30/2023	7,237.23	13,246.705671	10,124.88
10/31/2023	7,349.41	13,074.498498	9,962.88
11/30/2023	7,042.05	13,681.155228	10,411.21
12/31/2023	6,859.35	14,202.407242	10,806.83
1/31/2024	6,885.42	14,172.582187	10,774.41
2/29/2024	6,900.92	14,206.596384	10,623.57
3/31/2024	6,865.91	14,362.868944	10,719.18
4/30/2024	6,997.63	14,217.803968	10,451.21
5/31/2024	6,928.54	14,389.839396	10,628.88
6/30/2024	6,934.13	14,526.54287	10,724.54
7/31/2024	6,816.29	14,831.600271	10,971.2
8/31/2024	6,756.36	15,061.490075	11,124.8
9/30/2024	6,682.5	15,308.498512	11,269.42
10/31/2024	6,785.64	15,222.77092	10,987.68
11/30/2024	6,712.99	15,402.399617	11,108.55
12/31/2024	6,803.42	15,333.088819	10,930.81
1/31/2025	6,750.14	15,553.885298	10,985.47
2/28/2025	6,718.85	15,656.540941	11,227.15
3/31/2025	6,823.72	15,509.369456	11,227.15
4/30/2025	6,838.88	15,523.327888	11,272.05
5/31/2025	6,760.58	15,788.776795	11,193.15
6/30/2025	6,675.58	16,080.869166	11,361.05
7/31/2025	6,706.55	16,146.80073	11,326.96
8/31/2025	6,673.71	16,337.332978	11,462.89
9/30/2025	6,651.79	16,445.159376	11,588.98
10/31/2025	6,691.65	16,481.338727	11,658.51
11/30/2025	6,673.85	16,570.337956	11,728.46
12/31/2025	6,679.03	16,687.987355	11,716.74
1/31/2026	6,671.82	16,766.420896	11,728.45
2/28/2026	6,704.49	16,786.540601	11,916.11
3/31/2026	6,797.18	16,615.317887	11,701.62
4/30/2026	6,713.24	16,877.839909	11,713.32
5/31/2026	6,702.4	16,955.477973	11,748.46

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Short High Yield	-0.86%	-0.71%	-3.92%
Markit iBoxx® $ Liquid High Yield Index	7.40%	4.29%	5.42%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Neither Bloomberg nor Bloomberg's licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Key Fund Statistics

  Net Assets$66,504,914
  Number of Portfolio Holdings6
  Net Investment Advisory Fees$503,872
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
iShares® iBoxx $ High Yield Corporate Bond ETF Short Swaps	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
High Yield	100.0%

Holdings

The Short High Yield primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

Short High Yield - SJB

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SJB526

Short MidCap400

MYY - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Short MidCap400 (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MYY	$87	0.95%

How Did the Fund Perform Last Year?

Short MidCap400 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P MidCap 400 Index (the "Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of -16.97% and an average daily statistical correlation of over 0.99 to the inverse of the return of the Index. For the same period, the Index had a total return of 25.88% and a volatility of 15.45%. The Index performance was driven by strength in mid-cap equities as investor risk appetite improved, corporate earnings remained resilient and market leadership broadened. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Short MidCap400 : $3,078	S&P MidCap 400® Index : $29,176	S&P Composite 1500 Index : $41,396
5/31/2016	10,000	10,000	10,000
6/30/2016	9,911.35	10,042	10,028
7/31/2016	9,493.02	10,472.8	10,406.06
8/31/2016	9,436.85	10,525.17	10,426.87
9/30/2016	9,472.36	10,457.8	10,425.83
10/31/2016	9,721.71	10,177.54	10,220.44
11/30/2016	8,984.96	10,992.76	10,658.89
12/31/2016	8,782.6	11,233.5	10,876.33
1/31/2017	8,628.7	11,422.22	11,072.11
2/28/2017	8,403.99	11,721.48	11,491.74
3/31/2017	8,427.89	11,675.77	11,499.79
4/30/2017	8,353.08	11,773.85	11,615.93
5/31/2017	8,389.47	11,716.15	11,750.68
6/30/2017	8,252.96	11,905.95	11,841.16
7/31/2017	8,179.94	12,010.73	12,070.88
8/31/2017	8,304.12	11,826.96	12,081.74
9/30/2017	7,992.35	12,290.58	12,366.87
10/31/2017	7,817.23	12,568.35	12,648.83
11/30/2017	7,543.08	13,030.86	13,043.48
12/31/2017	7,533.55	13,059.53	13,173.91
1/31/2018	7,327.3	13,434.34	13,889.26
2/28/2018	7,645.11	12,839.2	13,369.8
3/31/2018	7,567.35	12,958.6	13,079.67
4/30/2018	7,588.18	12,924.91	13,126.76
5/31/2018	7,296.57	13,458.71	13,474.62
6/30/2018	7,276.55	13,515.24	13,558.16
7/31/2018	7,162.56	13,753.1	14,042.19
8/31/2018	6,954.16	14,191.83	14,505.58
9/30/2018	7,043.15	14,035.72	14,554.9
10/31/2018	7,778.01	12,695.31	13,517.14
11/30/2018	7,545.71	13,091.4	13,799.64
12/31/2018	8,477.21	11,609.45	12,520.42
1/31/2019	7,678.59	12,823.8	13,553.35
2/28/2019	7,382.14	13,367.53	14,001.97
3/31/2019	7,431.07	13,291.34	14,228.8
4/30/2019	7,158.5	13,825.65	14,803.64
5/31/2019	7,781.97	12,723.74	13,838.44
6/30/2019	7,233.56	13,695.84	14,820.97
7/31/2019	7,167.66	13,858.82	15,029.95
8/31/2019	7,461.39	13,278.13	14,754.9
9/30/2019	7,247.48	13,684.44	15,047.05
10/31/2019	7,170.69	13,839.08	15,361.53
11/30/2019	6,970.35	14,250.1	15,909.94
12/31/2019	6,789.12	14,650.53	16,387.24
1/31/2020	6,976.94	14,268.15	16,338.08
2/29/2020	7,682.38	12,914.1	14,975.48
3/31/2020	8,771.42	10,299	13,016.69
4/30/2020	7,491.1	11,759.39	14,694.54
5/31/2020	6,893.35	12,619.01	15,413.1
6/30/2020	6,718.68	12,778	15,719.82
7/31/2020	6,396.06	13,367.07	16,592.27
8/31/2020	6,167.67	13,836.25	17,738.8
9/30/2020	6,340.71	13,386.58	17,066.5
10/31/2020	6,179.39	13,677.07	16,677.38
11/30/2020	5,376.16	15,630.15	18,561.93
12/31/2020	5,035.8	16,649.24	19,324.82
1/31/2021	4,938.32	16,898.97	19,193.41
2/28/2021	4,607.26	18,048.1	19,794.17
3/31/2021	4,372.59	18,890.95	20,659.17
4/30/2021	4,174.8	19,741.04	21,731.38
5/31/2021	4,153.26	19,780.53	21,883.5
6/30/2021	4,184.27	19,578.77	22,338.68
7/31/2021	4,155.17	19,645.33	22,814.49
8/31/2021	4,066.54	20,028.42	23,487.52
9/30/2021	4,224.22	19,233.29	22,416.49
10/31/2021	3,979.47	20,366.13	23,952.02
11/30/2021	4,085.9	19,767.37	23,746.03
12/31/2021	3,870.48	20,771.55	24,819.35
1/31/2022	4,153.07	19,273.92	23,494
2/28/2022	4,089.54	19,487.86	22,869.06
3/31/2022	4,005.27	19,756.79	23,669.47
4/30/2022	4,291.28	18,352.08	21,631.53
5/31/2022	4,223.13	18,489.72	21,687.77
6/30/2022	4,636.55	16,711.01	19,879.01
7/31/2022	4,174.34	18,524.16	21,733.73
8/31/2022	4,304.19	17,949.91	20,857.86
9/30/2022	4,728.1	16,300.31	18,932.68
10/31/2022	4,263.36	18,015.11	20,511.66
11/30/2022	4,010.19	19,117.63	21,656.21
12/31/2022	4,257.44	18,058.51	20,406.65
1/31/2023	3,910.48	19,725.31	21,741.24
2/28/2023	3,999.3	19,368.29	21,225.98
3/31/2023	4,136.32	18,746.56	21,869.12
4/30/2023	4,189.35	18,600.34	22,157.8
5/31/2023	4,351.08	18,006.99	22,197.68
6/30/2023	4,004.33	19,656.43	23,702.68
7/31/2023	3,867.97	20,468.24	24,489.61
8/31/2023	4,009.14	19,876.71	24,065.94
9/30/2023	4,253.9	18,831.19	22,905.96
10/31/2023	4,514.58	17,825.61	22,360.8
11/30/2023	4,179.63	19,342.57	24,391.16
12/31/2023	3,858.61	21,029.24	25,605.84
1/31/2024	3,947.86	20,669.64	25,948.96
2/29/2024	3,743.52	21,897.42	27,329.45
3/31/2024	3,563.15	23,123.67	28,244.98
4/30/2024	3,810.49	21,731.63	27,050.22
5/31/2024	3,669.95	22,685.64	28,383.79
6/30/2024	3,748.06	22,327.21	29,280.72
7/31/2024	3,556.07	23,624.42	29,775.57
8/31/2024	3,572.17	23,605.52	30,424.67
9/30/2024	3,549.29	23,879.35	31,048.38
10/31/2024	3,595.72	23,709.8	30,756.53
11/30/2024	3,313.36	25,798.64	32,651.13
12/31/2024	3,583.03	23,961.77	31,736.9
1/31/2025	3,467.8	24,884.3	32,641.4
2/28/2025	3,641	23,801.83	32,125.66
3/31/2025	3,860.47	22,499.87	30,313.78
4/30/2025	3,894.98	21,993.63	30,056.11
5/31/2025	3,706.45	23,181.28	31,925.6
6/30/2025	3,595.47	24,011.17	33,515.49
7/31/2025	3,556.04	24,400.15	34,246.13
8/31/2025	3,453.99	25,227.32	35,002.97
9/30/2025	3,455.84	25,343.36	36,200.07
10/31/2025	3,485.69	25,224.25	36,967.51
11/30/2025	3,425.25	25,741.35	37,111.69
12/31/2025	3,439.36	25,759.37	37,133.95
1/31/2026	3,317.62	26,802.62	37,757.8
2/28/2026	3,195.52	27,906.89	37,595.45
3/31/2026	3,380.89	26,402.71	35,723.19
4/30/2026	3,144.34	28,477.96	39,420.54
5/31/2026	3,077.54	29,175.67	41,395.51

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Short MidCap400	-16.97%	-5.82%	-11.12%
S&P MidCap 400® Index	25.88%	8.07%	11.30%
S&P Composite 1500 Index	29.67%	13.59%	15.26%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"Standard & Poor's®," "S&P®," and "S&P MidCap 400®" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProShares. This ETF is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$2,629,906
  Number of Portfolio Holdings6
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
S&P MidCap 400® Short Swaps	(86)%
S&P Midcap 400® E-Mini Index Futures	(14)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Industrials	25.9%
Information Technology	15.7%
Financials	14.3%
Consumer Discretionary	10.9%
Health Care	8.8%
Real Estate	6.7%
Materials	5.7%
Energy	4.7%
Utilities	3.2%
Consumer Staples	3.1%
Other	1.0%

Holdings

The Short MidCap400 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

Short MidCap400 - MYY

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

MYY526

Short MSCI EAFE

EFZ - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Short MSCI EAFE (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EFZ	$88	0.95%

How Did the Fund Perform Last Year?

Short MSCI EAFE (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the MSCI EAFE Index (the "Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of -14.92% and an average daily statistical correlation of over 0.99 to the inverse of the return of the Index. For the same period, the Index had a total return of 22.80% and a volatility of 13.42%. The Index performance was driven by strength in developed international equities, supported by improved global risk appetite, corporate earnings and U.S. dollar weakness during portions of the period. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Short MSCI EAFE : $4,158	MSCI EAFE Index : $24,284
5/31/2016	10,000	10,000
6/30/2016	10,124.58	9,664
7/31/2016	9,722.96	10,153.9648
8/31/2016	9,661.18	10,161.072575
9/30/2016	9,509.89	10,286.053768
10/31/2016	9,718.57	10,075.189666
11/30/2016	9,884.05	9,874.6933914
12/31/2016	9,612.58	10,212.407905
1/31/2017	9,299.4	10,508.567735
2/28/2017	9,185.87	10,658.840253
3/31/2017	8,889.83	10,951.95836
4/30/2017	8,671.46	11,230.138103
5/31/2017	8,369.9	11,642.284171
6/30/2017	8,339.59	11,621.328059
7/31/2017	8,123.34	11,956.022308
8/31/2017	8,128.22	11,951.239899
9/30/2017	7,943.36	12,248.825772
10/31/2017	7,815.36	12,435.007924
11/30/2017	7,765.24	12,565.575507
12/31/2017	7,667.06	12,767.881273
1/31/2018	7,302.93	13,408.828913
2/28/2018	7,645.7	12,804.090729
3/31/2018	7,709.97	12,551.850141
4/30/2018	7,600.07	12,860.625655
5/31/2018	7,752.44	12,571.261578
6/30/2018	7,883.28	12,417.892186
7/31/2018	7,674.28	12,723.372334
8/31/2018	7,857.36	12,477.811248
9/30/2018	7,790.15	12,586.368206
10/31/2018	8,477.02	11,584.493297
11/30/2018	8,442.77	11,569.433455
12/31/2018	8,918.79	11,008.315933
1/31/2019	8,375.15	11,731.56229
2/28/2019	8,184.23	12,030.717128
3/31/2019	8,126.63	12,106.510646
4/30/2019	7,913.73	12,446.703595
5/31/2019	8,343.01	11,849.261823
6/30/2019	7,892.05	12,551.923049
7/31/2019	8,066.65	12,392.513626
8/31/2019	8,226.02	12,071.547523
9/30/2019	7,986.98	12,418.000937
10/31/2019	7,732.03	12,863.80717
11/30/2019	7,654.47	13,009.168192
12/31/2019	7,438.01	13,431.966158
1/31/2020	7,656.81	13,151.238065
2/29/2020	8,282.43	11,962.366144
3/31/2020	9,129.9	10,365.390264
4/30/2020	8,533.68	11,034.994475
5/31/2020	8,047.8	11,515.016734
6/30/2020	7,717.11	11,906.527303
7/31/2020	7,545.45	12,183.94939
8/31/2020	7,187.41	12,810.204388
9/30/2020	7,313.11	12,477.139074
10/31/2020	7,558.17	11,979.301225
11/30/2020	6,585.35	13,836.092915
12/31/2020	6,257.03	14,479.471235
1/31/2021	6,289.13	14,324.540893
2/28/2021	6,139.76	14,645.410609
3/31/2021	5,976.8	14,982.255053
4/30/2021	5,791.57	15,433.22093
5/31/2021	5,580.43	15,987.273562
6/30/2021	5,630.83	15,757.056823
7/31/2021	5,574.28	15,875.234749
8/31/2021	5,486.05	16,154.63888
9/30/2021	5,655.52	15,686.154353
10/31/2021	5,471.14	16,072.03375
11/30/2021	5,715.77	15,324.68418
12/31/2021	5,458.42	16,109.30801
1/31/2022	5,650.04	15,331.228434
2/28/2022	5,826.35	15,059.86569
3/31/2022	5,747.95	15,156.248831
4/30/2022	6,144.51	14,175.639531
5/31/2022	5,993.85	14,281.956828
6/30/2022	6,538	12,956.591234
7/31/2022	6,203.32	13,601.829478
8/31/2022	6,609.15	12,955.742577
9/30/2022	7,261.96	11,744.380646
10/31/2022	6,847.55	12,376.228325
11/30/2022	6,039.71	13,769.791635
12/31/2022	6,173.25	13,780.807468
1/31/2023	5,682.92	14,897.052873
2/28/2023	5,885.2	14,585.704468
3/31/2023	5,725.3	14,947.429939
4/30/2023	5,589.65	15,368.947463
5/31/2023	5,855.9	14,718.840985
6/30/2023	5,635.43	15,388.54825
7/31/2023	5,514.9	15,887.137213
8/31/2023	5,774.36	15,278.659858
9/30/2023	6,025.89	14,756.129691
10/31/2023	6,239.4	14,158.506438
11/30/2023	5,797.21	15,472.415836
12/31/2023	5,532.97	16,294.001117
1/31/2024	5,589.07	16,388.506323
2/29/2024	5,456.38	16,688.415989
3/31/2024	5,305.08	17,219.107618
4/30/2024	5,509.81	16,797.239481
5/31/2024	5,279.72	17,447.292649
6/30/2024	5,407.19	17,166.391237
7/31/2024	5,300.4	17,669.3665
8/31/2024	5,154.51	18,243.620912
9/30/2024	5,140.04	18,411.462224
10/31/2024	5,454.29	17,409.878679
11/30/2024	5,497.79	17,310.642371
12/31/2024	5,693.24	16,917.690789
1/31/2025	5,457.73	17,807.561324
2/28/2025	5,323.43	18,153.028014
3/31/2025	5,330.12	18,080.415902
4/30/2025	5,096.53	18,908.49895
5/31/2025	4,886.57	19,774.508202
6/30/2025	4,791.92	20,209.547383
7/31/2025	4,916.62	19,926.613719
8/31/2025	4,726.94	20,775.487464
9/30/2025	4,654.95	21,172.299274
10/31/2025	4,622.07	21,422.132406
11/30/2025	4,602.79	21,554.949627
12/31/2025	4,502.92	22,201.598115
1/31/2026	4,306.79	23,360.521537
2/28/2026	4,129.52	24,442.113684
3/31/2026	4,470.89	21,927.020186
4/30/2026	4,248.6	23,560.58319
5/31/2026	4,157.51	24,283.893094

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Short MSCI EAFE	-14.92%	-5.72%	-8.40%
MSCI EAFE Index	22.80%	8.71%	9.27%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"MSCI" and "EAFE" are service marks of MSCI and have been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by MSCI and MSCI makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$11,976,539
  Number of Portfolio Holdings6
  Net Investment Advisory Fees$372
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
iShares® MSCI EAFE ETF Short Swaps	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Financials	24.6%
Industrials	19.5%
Information Technology	10.8%
Health Care	10.2%
Consumer Discretionary	8.5%
Consumer Staples	6.7%
Materials	6.3%
Communication Services	4.2%
Utilities	3.8%
Energy	3.7%
Other	1.7%

Holdings

The Short MSCI EAFE primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

Country Weights

Table Summary
Country	% of Exposure
Japan	23.6%
United Kingdom	14.5%
France	10.0%
Switzerland	9.3%
Germany	9.0%
Australia	6.5%
Netherlands	5.7%
Spain	3.8%
Sweden	3.6%
Italy	3.3%
Other	10.7%

Short MSCI EAFE - EFZ

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

EFZ526

Short MSCI Emerging Markets

EUM - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Short MSCI Emerging Markets (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EUM	$79	0.95%

How Did the Fund Perform Last Year?

Short MSCI Emerging Markets (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the MSCI Emerging Markets Index (the “Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of -33.86% and an average daily statistical correlation of over 0.99 to the inverse of the return of the Index. For the same period, the Index had a total return of 54.31% and a volatility of 18.17%. The Index performance was driven by strength in emerging market equities, supported by improved global risk appetite, a softer U.S. dollar and gains in Asia and other cyclical markets. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Short MSCI Emerging Markets : $3,300	MSCI Emerging Markets Index : $27,557
5/31/2016	10,000	10,000
6/30/2016	9,473.96	10,400
7/31/2016	8,959.31	10,923.12
8/31/2016	8,864.13	11,195.105688
9/30/2016	8,595.71	11,339.522551
10/31/2016	8,647.39	11,366.737405
11/30/2016	8,993.6	10,843.867485
12/31/2016	8,989.51	10,867.723993
1/31/2017	8,414.57	11,462.188496
2/28/2017	8,262.21	11,812.931464
3/31/2017	7,953.31	12,110.617337
4/30/2017	7,814.64	12,375.839856
5/31/2017	7,585.13	12,742.164716
6/30/2017	7,508.9	12,870.86058
7/31/2017	7,088.96	13,637.96387
8/31/2017	6,918.22	13,942.090465
9/30/2017	6,917.2	13,886.322103
10/31/2017	6,693.23	14,373.732008
11/30/2017	6,711.69	14,402.479472
12/31/2017	6,464.51	14,919.528486
1/31/2018	5,961.81	16,162.325208
2/28/2018	6,285.46	15,417.242016
3/31/2018	6,230.41	15,110.4389
4/30/2018	6,404.95	15,063.59654
5/31/2018	6,569.45	14,530.345222
6/30/2018	6,872.89	13,927.335895
7/31/2018	6,631.81	14,233.737285
8/31/2018	6,873.97	13,849.426378
9/30/2018	6,912.31	13,776.024419
10/31/2018	7,538.45	12,576.132692
11/30/2018	7,157.67	13,094.269359
12/31/2018	7,408.39	12,747.271221
1/31/2019	6,704.69	13,863.932179
2/28/2019	6,812.96	13,894.43283
3/31/2019	6,735.29	14,011.146066
4/30/2019	6,588.79	14,306.781248
5/31/2019	7,102.42	13,268.108929
6/30/2019	6,690.36	14,096.038927
7/31/2019	6,884.42	13,924.067252
8/31/2019	7,138.93	13,244.57277
9/30/2019	7,025.36	13,497.54411
10/31/2019	6,747.34	14,067.140471
11/30/2019	6,754.79	14,047.446475
12/31/2019	6,271.21	15,095.385982
1/31/2020	6,664.47	14,391.940995
2/29/2020	6,904.19	13,633.485704
3/31/2020	7,677.96	11,533.928906
4/30/2020	7,068.13	12,590.436794
5/31/2020	6,821.35	12,687.383157
6/30/2020	6,344.92	13,619.905819
7/31/2020	5,826.35	14,837.525399
8/31/2020	5,644.07	15,165.434711
9/30/2020	5,680.16	14,922.787755
10/31/2020	5,583.88	15,230.197183
11/30/2020	5,102.28	16,638.990422
12/31/2020	4,749.08	17,861.956218
1/31/2021	4,578.89	18,410.318274
2/28/2021	4,523.08	18,550.236693
3/31/2021	4,523.36	18,270.128119
4/30/2021	4,456.38	18,725.054309
5/31/2021	4,366.69	18,940.392434
6/30/2021	4,313.69	19,192.299653
7/31/2021	4,587.86	17,900.657887
8/31/2021	4,499.66	18,369.655123
9/30/2021	4,663.02	17,640.379815
10/31/2021	4,599.3	17,815.019575
11/30/2021	4,777.65	17,088.166776
12/31/2021	4,690.18	17,409.424312
1/31/2022	4,667.29	17,080.386192
2/28/2022	4,858.51	16,569.682645
3/31/2022	4,960.64	16,195.207817
4/30/2022	5,263.42	15,294.754263
5/31/2022	5,197.96	15,362.051181
6/30/2022	5,452.27	14,340.474778
7/31/2022	5,463.2	14,304.623591
8/31/2022	5,539.35	14,364.70301
9/30/2022	6,251.34	12,681.159817
10/31/2022	6,359.84	12,288.043863
11/30/2022	5,488.39	14,110.360768
12/31/2022	5,653.2	13,911.404681
1/31/2023	5,192.11	15,010.405651
2/28/2023	5,633.18	14,037.731365
3/31/2023	5,475.27	14,463.074625
4/30/2023	5,543.75	14,299.641882
5/31/2023	5,706.06	14,059.407898
6/30/2023	5,490.43	14,593.665398
7/31/2023	5,194.87	15,502.850752
8/31/2023	5,590.41	14,547.875146
9/30/2023	5,797.69	14,166.720817
10/31/2023	6,023.87	13,615.635377
11/30/2023	5,612.89	14,704.886208
12/31/2023	5,443.76	15,279.847258
1/31/2024	5,728.95	14,570.862346
2/29/2024	5,524.39	15,264.435393
3/31/2024	5,404.38	15,600.252972
4/30/2024	5,442.13	15,712.574793
5/31/2024	5,367.24	15,800.565212
6/30/2024	5,255.44	16,423.107482
7/31/2024	5,236.76	16,472.376804
8/31/2024	5,205.49	16,737.582071
9/30/2024	4,935.52	17,855.652553
10/31/2024	5,112.7	17,061.076014
11/30/2024	5,275.38	16,448.583385
12/31/2024	5,391.31	16,425.555369
1/31/2025	5,298.49	16,719.57281
2/28/2025	5,256.81	16,799.826759
3/31/2025	5,210.34	16,905.665668
4/30/2025	5,167.93	17,127.129888
5/31/2025	4,988.71	17,858.458334
6/30/2025	4,678.37	18,931.75168
7/31/2025	4,672.63	19,300.920838
8/31/2025	4,572.29	19,547.972625
9/30/2025	4,290.55	20,945.652667
10/31/2025	4,153.41	21,821.180949
11/30/2025	4,240.24	21,299.654724
12/31/2025	4,169	21,936.5144
1/31/2026	3,866.53	23,877.895925
2/28/2026	3,657.99	25,191.180201
3/31/2026	4,002.46	21,901.212066
4/30/2026	3,545.21	25,122.880361
5/31/2026	3,299.77	27,557.287468

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Short MSCI Emerging Markets	-33.86%	-5.45%	-10.49%
MSCI Emerging Markets Index	54.31%	7.78%	10.66%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"MSCI" is a service mark of MSCI and has been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by MSCI and MSCI makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$10,210,770
  Number of Portfolio Holdings7
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
iShares® MSCI Emerging Markets ETF Short Swaps	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	43.2%
Financials	17.8%
Consumer Discretionary	8.5%
Industrials	7.0%
Communication Services	6.1%
Materials	6.0%
Energy	3.3%
Consumer Staples	2.8%
Health Care	2.4%
Utilities	1.9%
Other	1.0%

Holdings

The Short MSCI Emerging Markets primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

Country Weights

Table Summary
Country	% of Exposure
Taiwan	26.4%
South Korea	23.1%
China	20.4%
India	10.9%
Brazil	3.9%
South Africa	3.0%
Saudi Arabia	2.4%
Mexico	1.7%
United Arab Emirates	1.1%
Thailand	1.0%
Other	6.1%

Short MSCI Emerging Markets - EUM

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

EUM526

Short QQQ®

PSQ - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Short QQQ® (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSQ	$82	0.95%

How Did the Fund Perform Last Year?

Short QQQ (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Nasdaq-100 Index (the "Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of -26.85% and an average daily statistical correlation of over 0.99 to the inverse of the return of the Index. For the same period, the Index had a total return of 43.09% and a volatility of 16.13%. The Index performance was driven by strength in technology and other growth-oriented companies, supported by optimism regarding artificial intelligence, strong corporate earnings and improved investor risk appetite. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund's Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Short QQQ® : $1,194	Nasdaq-100® Index : $73,373	Nasdaq Composite Index : $59,494
5/31/2016	10,000	10,000	10,000
6/30/2016	10,197.57	9,770	9,794
7/31/2016	9,509.2	10,466.601	10,445.301
8/31/2016	9,402.32	10,579.6403	10,568.555552
9/30/2016	9,179.19	10,816.6242	10,775.699241
10/31/2016	9,309.06	10,655.4565	10,531.090868
11/30/2016	9,251.15	10,701.275	10,825.961412
12/31/2016	9,137.75	10,824.3397	10,954.790353
1/31/2017	8,680.26	11,392.6175	11,431.323733
2/28/2017	8,316.91	11,890.4749	11,878.288491
3/31/2017	8,149.62	12,134.2296	12,064.777621
4/30/2017	7,931.99	12,469.1343	12,348.299895
5/31/2017	7,633.05	12,952.9368	12,677.999502
6/30/2017	7,810.36	12,642.0663	12,567.700906
7/31/2017	7,498.95	13,169.2404	12,997.516277
8/31/2017	7,346.95	13,436.576	13,183.38076
9/30/2017	7,358.79	13,420.4521	13,329.716286
10/31/2017	7,038.76	14,031.0827	13,810.919044
11/30/2017	6,899.18	14,320.123	14,134.09455
12/31/2017	6,870.05	14,394.5876	14,201.938204
1/31/2018	6,321.94	15,646.9168	15,252.881631
2/28/2018	6,366.87	15,456.0244	14,987.481491
3/31/2018	6,604.17	14,847.057	14,569.330757
4/30/2018	6,562.05	14,907.93	14,580.986222
5/31/2018	6,217.37	15,754.7004	15,382.940464
6/30/2018	6,156.08	15,926.4266	15,533.69328
7/31/2018	5,994.16	16,365.996	15,873.881163
8/31/2018	5,667.03	17,347.9557	16,802.503211
9/30/2018	5,691.56	17,297.6467	16,684.885689
10/31/2018	6,183.35	15,806.5895	15,156.55016
11/30/2018	6,170.93	15,792.3636	15,230.817255
12/31/2018	6,718.06	14,397.8979	13,799.120433
1/31/2019	6,141.26	15,716.7453	15,150.054324
2/28/2019	5,979.71	16,178.8177	15,695.456279
3/31/2019	5,758.43	16,830.824	16,119.233599
4/30/2019	5,473.19	17,756.5193	16,888.121042
5/31/2019	5,966.99	16,291.6065	15,572.536413
6/30/2019	5,544.78	17,544.431	16,742.033897
7/31/2019	5,427.14	17,958.4796	17,101.987626
8/31/2019	5,514.64	17,624.4519	16,681.27873
9/30/2019	5,475.39	17,770.7348	16,771.357635
10/31/2019	5,249.27	18,547.3159	17,393.575004
11/30/2019	5,049.94	19,307.7559	18,200.636884
12/31/2019	4,863.07	20,078.1354	18,861.320003
1/31/2020	4,722.72	20,682.4872	19,244.204799
2/29/2020	4,989.8	19,487.0395	18,037.593158
3/31/2020	5,038.86	18,011.8706	16,228.422564
4/30/2020	4,306.07	20,755.0785	18,742.205219
5/31/2020	4,033.68	22,064.7239	20,033.543159
6/30/2020	3,768.44	23,470.2468	21,249.579229
7/31/2020	3,490.66	25,209.3921	22,705.175406
8/31/2020	3,129.97	28,022.7603	24,907.57742
9/30/2020	3,280.92	26,433.8698	23,637.290972
10/31/2020	3,362.94	25,598.5595	23,103.088196
11/30/2020	3,009.31	28,439.9996	25,854.666
12/31/2020	2,858.73	29,893.2836	27,330.967429
1/31/2021	2,837.62	29,988.9421	27,724.53336
2/28/2021	2,827.65	29,976.9465	28,004.551147
3/31/2021	2,762.78	30,417.6076	28,138.972992
4/30/2021	2,601.66	32,218.33	29,666.919226
5/31/2021	2,622.32	31,841.3755	29,239.715589
6/30/2021	2,459.64	33,879.2236	30,862.519804
7/31/2021	2,388.49	34,834.6177	31,229.783789
8/31/2021	2,287.57	36,315.0889	32,503.958968
9/30/2021	2,419.61	34,248.7604	30,791.00033
10/31/2021	2,236.1	36,968.1119	33,035.664255
11/30/2021	2,188.23	37,663.1124	33,144.681947
12/31/2021	2,150.97	38,111.3035	33,389.952593
1/31/2022	2,332.66	34,875.6538	30,398.212841
2/28/2022	2,422.53	33,292.2991	29,379.872711
3/31/2022	2,299.51	34,717.2095	30,402.292281
4/30/2022	2,627.86	30,085.9338	26,377.028783
5/31/2022	2,631.54	29,625.619	25,867.952127
6/30/2022	2,859.39	26,977.0886	23,630.374268
7/31/2022	2,527.54	30,376.2018	26,558.17764
8/31/2022	2,656.5	28,823.9779	25,355.092193
9/30/2022	2,959.05	25,783.0482	22,708.020568
10/31/2022	2,829	26,816.9485	23,602.716579
11/30/2022	2,661.06	28,324.061	24,667.199096
12/31/2022	2,930.41	25,772.0631	22,528.552935
1/31/2023	2,652.69	28,521.9422	24,943.613809
2/28/2023	2,665.98	28,416.411	24,691.68331
3/31/2023	2,442.64	31,127.3366	26,365.779438
4/30/2023	2,440.36	31,289.1988	26,384.235484
5/31/2023	2,274.44	33,707.8539	27,948.820648
6/30/2023	2,146.47	35,915.7183	29,807.417221
7/31/2023	2,077.79	37,294.8819	31,023.559844
8/31/2023	2,120.03	36,735.4586	30,387.576867
9/30/2023	2,244.53	34,891.3386	28,634.213682
10/31/2023	2,300.93	34,179.5553	27,843.909384
11/30/2023	2,088.38	37,877.7832	30,859.40477
12/31/2023	1,990.79	39,983.7879	32,581.359556
1/31/2024	1,964.2	40,739.4815	32,920.205696
2/29/2024	1,873.7	42,943.4875	34,967.84249
3/31/2024	1,862.68	43,471.6924	35,614.747576
4/30/2024	1,957.86	41,545.8964	34,054.821632
5/31/2024	1,853.63	44,200.6792	36,431.848182
6/30/2024	1,755.28	46,972.0618	38,628.688628
7/31/2024	1,789.91	46,225.206	38,346.699201
8/31/2024	1,774.81	46,770.6634	38,630.464775
9/30/2024	1,737.71	47,972.6695	39,696.665603
10/31/2024	1,760.8	47,579.2936	39,502.151941
11/30/2024	1,680.33	50,105.7541	41,986.837298
12/31/2024	1,679.94	50,336.2405	42,217.764903
1/31/2025	1,648.88	51,468.8059	42,918.579801
2/28/2025	1,700.44	50,084.2951	41,240.46333
3/31/2025	1,840.81	46,272.8802	37,883.489615
4/30/2025	1,775.13	46,990.1099	38,216.864324
5/31/2025	1,632.36	51,280.3069	41,904.791731
6/30/2025	1,542.54	54,531.4783	44,687.269902
7/31/2025	1,515.42	55,845.687	46,349.636343
8/31/2025	1,509.21	56,359.4673	47,114.405342
9/30/2025	1,439.04	59,442.3301	49,790.503566
10/31/2025	1,377.72	62,301.5062	52,140.615334
11/30/2025	1,402.54	61,323.3726	51,384.576412
12/31/2025	1,418.97	60,912.506	51,143.068902
1/31/2026	1,407.69	61,661.7298	51,639.156671
2/28/2026	1,443.72	60,268.1747	49,919.572754
3/31/2026	1,518.73	57,369.2755	47,583.336749
4/30/2026	1,316.44	66,353.3041	54,868.345605
5/31/2026	1,194.05	73,373.4836	59,493.74714

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Short QQQ®	-26.85%	-14.56%	-19.15%
Nasdaq-100® Index	43.09%	18.16%	22.04%
Nasdaq Composite Index	41.98%	15.26%	19.51%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"QQQ®," "Nasdaq-100® Index" and "Nasdaq-100®" are registered trademarks of The Nasdaq OMX Group Inc. and have been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by The Nasdaq OMX Group Inc. and The Nasdaq OMX Group Inc. makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$637,950,491
  Number of Portfolio Holdings17
  Net Investment Advisory Fees$4,406,974
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Nasdaq-100 Index® Short Swaps	(86)%
Nasdaq-100 E-Mini Index Futures	(14)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	58.8%
Communication Services	13.4%
Consumer Discretionary	11.4%
Consumer Staples	6.4%
Health Care	3.7%
Industrials	3.4%
Utilities	1.2%
Materials	1.0%
Energy	0.5%
Financials	0.2%

Holdings

The Short QQQ® primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

Short QQQ® - PSQ

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

PSQ526

Short Real Estate

REK - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Short Real Estate (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
REK	$93	0.95%

How Did the Fund Perform Last Year?

Short Real Estate (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P Real Estate Select Sector Index (the “Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of -3.38% and an average daily statistical correlation of over 0.99 to the inverse of the return of the Index. For the same period, the Index had a total return of 9.08% and a volatility of 13.49%. The Index performance was driven by gains in real estate shares, supported by income-oriented demand and expectations that interest-rate pressures would stabilize. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Short Real Estate : $5,183	S&P Real Estate Select Sector Index : $19,627	S&P 500® Index : $42,817
5/31/2016	10,000	10,000	10,000
6/30/2016	9,405.5	10,638	10,026
7/31/2016	9,053.74	10,947.5658	10,395.9594
8/31/2016	9,354.32	10,556.737701	10,410.513743
9/30/2016	9,452.27	10,415.277416	10,412.595846
10/31/2016	9,914.03	9,843.4786856	10,223.086602
11/30/2016	10,107.16	9,541.28389	10,601.340806
12/31/2016	9,676.36	9,956.3297392	10,811.247354
1/31/2017	9,644.94	9,950.3559413	11,016.661053
2/28/2017	9,233.17	10,416.032599	11,454.022497
3/31/2017	9,351.07	10,308.747464	11,467.767324
4/30/2017	9,296.63	10,319.056211	11,585.885328
5/31/2017	9,296.6	10,393.353416	11,749.246311
6/30/2017	9,111.04	10,592.905801	11,822.091638
7/31/2017	8,998	10,720.020671	12,065.626726
8/31/2017	8,937.32	10,842.228907	12,103.030169
9/30/2017	9,006.2	10,691.521925	12,352.35259
10/31/2017	9,002.53	10,771.708339	12,640.162405
11/30/2017	8,781.34	11,091.628077	13,028.215391
12/31/2017	8,792.43	11,036.169937	13,172.828582
1/31/2018	9,047.97	10,827.586325	13,927.63166
2/28/2018	9,665.94	10,101.055282	13,413.702052
3/31/2018	9,318.19	10,482.875172	13,072.994019
4/30/2018	9,298.11	10,417.881346	13,122.671397
5/31/2018	9,011.21	10,653.325464	13,438.927777
6/30/2018	8,669.58	11,126.333115	13,522.24913
7/31/2018	8,602.55	11,246.497513	14,025.276797
8/31/2018	8,417.12	11,526.535301	14,482.500821
9/30/2018	8,645.46	11,221.082115	14,565.051075
10/31/2018	8,882	11,033.690044	13,568.801582
11/30/2018	8,499.66	11,654.886793	13,845.605134
12/31/2018	9,180.33	10,791.259682	12,595.346991
1/31/2019	8,250.72	11,955.636602	13,604.234285
2/28/2019	8,203.54	12,088.344168	14,040.930205
3/31/2019	7,890.62	12,683.090701	14,313.324251
4/30/2019	7,906.9	12,623.480175	14,893.013883
5/31/2019	7,924.15	12,769.912545	13,947.307502
6/30/2019	7,789.07	12,994.663006	14,930.59268
7/31/2019	7,665.32	13,220.770142	15,145.593215
8/31/2019	7,415.47	13,864.621648	14,906.292842
9/30/2019	7,291.82	13,996.335553	15,185.040518
10/31/2019	7,241.58	13,980.939584	15,514.555898
11/30/2019	7,320.79	13,740.467423	16,077.734277
12/31/2019	7,255.49	13,920.467547	16,563.281852
1/31/2020	7,153.32	14,118.138186	16,556.656539
2/29/2020	7,659.42	13,223.048225	15,194.043706
3/31/2020	8,677.38	11,246.202515	13,317.579308
4/30/2020	7,735	12,312.342514	15,024.892976
5/31/2020	7,503.23	12,547.508256	15,740.077881
6/30/2020	7,227.02	12,733.211378	16,053.305431
7/31/2020	6,912.2	13,242.539833	16,958.711857
8/31/2020	6,876.1	13,249.161103	18,178.04324
9/30/2020	6,992.65	12,978.878216	17,487.277597
10/31/2020	7,175.35	12,549.277348	17,022.116013
11/30/2020	6,603.77	13,427.726762	18,886.037716
12/31/2020	6,423.47	13,631.828209	19,611.261564
1/31/2021	6,419.83	13,704.076898	19,413.187823
2/28/2021	6,268.79	13,915.119682	19,948.991807
3/31/2021	5,914.92	14,861.347821	20,822.757648
4/30/2021	5,463.42	16,091.86742	21,934.692906
5/31/2021	5,396.96	16,286.579016	22,088.235756
6/30/2021	5,259.2	16,806.120887	22,602.89165
7/31/2021	5,010.41	17,585.924896	23,140.840471
8/31/2021	4,899.79	18,080.089385	23,844.322021
9/30/2021	5,177.78	16,953.699817	22,735.561047
10/31/2021	4,823.3	18,233.704153	24,329.323877
11/30/2021	4,921.6	18,076.894297	24,161.451542
12/31/2021	4,480.7	19,926.160584	25,243.884571
1/31/2022	4,858.4	18,232.436934	23,938.775739
2/28/2022	5,066.25	17,337.224281	23,223.006344
3/31/2022	4,735.38	18,687.794052	24,084.579879
4/30/2022	4,905.67	18,022.508584	21,984.404514
5/31/2022	5,094.68	17,117.778653	22,023.976442
6/30/2022	5,435.15	15,936.651926	20,206.998386
7/31/2022	4,986.39	17,297.642	22,070.083637
8/31/2022	5,292.81	16,327.244284	21,169.624224
9/30/2022	6,041.5	14,178.578936	19,219.901833
10/31/2022	5,834.37	14,469.239805	20,776.713882
11/30/2022	5,467.84	15,467.617351	21,938.132188
12/31/2022	5,755.59	14,720.531433	20,674.495774
1/31/2023	5,241.42	16,179.336098	21,972.854108
2/28/2023	5,594.96	15,221.519401	21,436.716468
3/31/2023	5,704.07	15,008.418129	22,223.443962
4/30/2023	5,674.42	15,153.999785	22,570.129688
5/31/2023	5,971.71	14,470.554395	22,667.181246
6/30/2023	5,688.1	15,279.458386	24,165.481926
7/31/2023	5,650.63	15,470.451615	24,941.193896
8/31/2023	5,864.3	15,006.338067	24,544.628913
9/30/2023	6,351.89	13,918.378557	23,373.850114
10/31/2023	6,555.09	13,530.055795	22,882.999262
11/30/2023	5,843.96	15,215.900747	24,972.217094
12/31/2023	5,395.74	16,539.684113	26,105.95575
1/31/2024	5,691.3	15,755.703086	26,544.535807
2/29/2024	5,575.19	16,162.200225	27,962.014019
3/31/2024	5,513.25	16,449.887389	28,862.39087
4/30/2024	6,049.66	15,051.646961	27,684.805323
5/31/2024	5,791.53	15,816.270627	29,057.971667
6/30/2024	5,715.59	16,135.759293	30,101.15285
7/31/2024	5,365.62	17,300.761114	30,468.386914
8/31/2024	5,100.62	18,302.475183	31,208.768717
9/30/2024	4,970.75	18,908.287111	31,876.636367
10/31/2024	5,166.32	18,288.095294	31,586.558976
11/30/2024	4,983.69	19,041.56482	33,440.689988
12/31/2024	5,470.31	17,405.894402	32,644.801566
1/31/2025	5,391.61	17,726.162859	33,552.32705
2/28/2025	5,199.75	18,474.206932	33,116.146798
3/31/2025	5,346.86	18,028.978545	31,251.707733
4/30/2025	5,391.71	17,812.630802	31,039.196121
5/31/2025	5,364.79	17,988.975847	32,991.561557
6/30/2025	5,382.6	18,017.758209	34,670.83204
7/31/2025	5,413.28	18,001.542226	35,447.458678
8/31/2025	5,326.92	18,393.975847	36,167.042089
9/30/2025	5,332.96	18,471.230545	37,487.139125
10/31/2025	5,522.93	17,915.246506	38,364.338181
11/30/2025	5,444.38	18,253.844665	38,460.249026
12/31/2025	5,588.34	17,877.815465	38,483.325176
1/31/2026	5,463.8	18,358.728701	39,041.333391
2/28/2026	5,182.09	19,425.370838	38,744.619257
3/31/2026	5,541.46	18,220.997846	36,815.137218
4/30/2026	5,113.38	19,811.690958	40,677.045112
5/31/2026	5,183.39	19,627.442232	42,816.657685

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Short Real Estate	-3.38%	-0.80%	-6.36%
S&P Real Estate Select Sector Index	9.08%	3.79%	6.97%
S&P 500® Index	29.78%	14.14%	15.64%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "S&P Real Estate Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Real Estate Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$10,881,353
  Number of Portfolio Holdings8
  Net Investment Advisory Fees$14,827
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
S&P Real Estate Select Sector Index Short Swaps	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Real Estate	100.0%

Holdings

The Short Real Estate primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

Short Real Estate - REK

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

REK526

Short Russell2000

RWM - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Short Russell2000 (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RWM	$82	0.95%

How Did the Fund Perform Last Year?

Short Russell2000 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Russell 2000 Index (the "Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of -27.93% and an average daily statistical correlation of over 0.99 to the inverse of the return of the Index. For the same period, the Index had a total return of 43.08% and a volatility of 19.15%. The Index performance was driven by strength in small-cap equities as investor risk appetite improved, earnings expectations strengthened and expectations for a more supportive interest-rate environment increased. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Short Russell2000 : $2,782	Russell 2000® Index : $28,923	Russell 3000 Index : $40,877
5/31/2016	10,000	10,000	10,000
6/30/2016	9,947.98	9,994	10,021
7/31/2016	9,367.97	10,590.6418	10,418.8337
8/31/2016	9,188.27	10,778.09616	10,445.922668
9/30/2016	9,056.17	10,897.733027	10,462.636144
10/31/2016	9,489.58	10,380.090708	10,236.643203
11/30/2016	8,503.01	11,537.470822	10,695.244819
12/31/2016	8,254.37	11,860.520005	10,903.802093
1/31/2017	8,206.32	11,906.776033	11,108.793572
2/28/2017	8,040.62	12,136.576811	11,522.040693
3/31/2017	8,013.92	12,152.354361	11,530.106121
4/30/2017	7,916.8	12,286.030259	11,652.325246
5/31/2017	8,072.59	12,036.623844	11,771.178964
6/30/2017	7,796	12,453.09103	11,877.119574
7/31/2017	7,736.64	12,545.243903	12,101.597134
8/31/2017	7,830.9	12,385.919306	12,124.590169
9/30/2017	7,369.9	13,158.80067	12,420.430169
10/31/2017	7,309.33	13,270.650476	12,691.195547
11/30/2017	7,101.91	13,652.84521	13,077.007891
12/31/2017	7,131.27	13,598.233829	13,207.77797
1/31/2018	6,950.06	13,953.147732	13,903.827869
2/28/2018	7,205.37	13,413.160915	13,390.776621
3/31/2018	7,103.99	13,586.19069	13,121.622011
4/30/2018	7,038.69	13,703.03193	13,171.484174
5/31/2018	6,643.19	14,534.805968	13,542.920028
6/30/2018	6,603.52	14,639.456571	13,630.949008
7/31/2018	6,497.1	14,894.183116	14,083.496515
8/31/2018	6,240.04	15,536.122408	14,577.827243
9/30/2018	6,403.41	15,161.701858	14,602.609549
10/31/2018	7,160.95	13,515.141036	13,527.857487
11/30/2018	7,043.64	13,730.031779	13,798.414636
12/31/2018	7,951.34	12,098.904003	12,513.782234
1/31/2019	7,144.56	13,460.030704	13,587.464749
2/28/2019	6,804.04	14,159.9523	14,065.743509
3/31/2019	6,950.02	13,864.009297	14,271.103364
4/30/2019	6,733.49	14,335.385613	14,840.520388
5/31/2019	7,300.36	13,220.092613	13,880.338719
6/30/2019	6,825.61	14,154.75316	14,854.738497
7/31/2019	6,796.97	14,236.850729	15,076.074101
8/31/2019	7,131.53	13,533.550303	14,768.522189
9/30/2019	6,988.32	13,815.048149	15,028.448179
10/31/2019	6,813.18	14,178.383915	15,351.559815
11/30/2019	6,548.2	14,762.533333	15,934.919088
12/31/2019	6,372.47	15,187.694293	16,395.43825
1/31/2020	6,586.61	14,700.169306	16,377.403268
2/29/2020	7,169.11	13,462.41505	15,036.09394
3/31/2020	8,326.65	10,537.03226	12,968.631023
4/30/2020	7,102.87	11,984.820492	14,685.677771
5/31/2020	6,574.41	12,765.032306	15,471.361532
6/30/2020	6,250.3	13,215.637947	15,825.655711
7/31/2020	6,050.55	13,581.711118	16,724.552955
8/31/2020	5,713.59	14,346.361454	17,935.410589
9/30/2020	5,871.87	13,867.192981	17,282.561644
10/31/2020	5,721.37	14,157.017315	16,909.258312
11/30/2020	4,795.49	16,766.155606	18,967.115049
12/31/2020	4,399.96	18,216.428066	19,820.635226
1/31/2021	4,167.75	19,132.714397	19,733.424431
2/28/2021	3,899.75	20,324.682504	20,351.080616
3/31/2021	3,819.99	20,527.929329	21,079.649302
4/30/2021	3,729.98	20,959.015845	22,165.251241
5/31/2021	3,704.27	21,003.029778	22,267.211396
6/30/2021	3,622.36	21,410.488556	22,817.211518
7/31/2021	3,739.8	20,637.569919	23,202.822393
8/31/2021	3,643.85	21,099.851486	23,864.102831
9/30/2021	3,740.7	20,477.405867	22,792.604614
10/31/2021	3,577.04	21,347.695616	24,333.384686
11/30/2021	3,715.75	20,457.496709	23,963.517238
12/31/2021	3,610.17	20,913.698885	24,907.679817
1/31/2022	3,965.8	18,899.709683	23,443.108244
2/28/2022	3,900.63	19,101.936576	22,852.341916
3/31/2022	3,822.22	19,338.80059	23,592.757795
4/30/2022	4,217.34	17,422.325451	21,476.48742
5/31/2022	4,166.36	17,448.45894	21,448.567987
6/30/2022	4,500.76	16,014.195615	19,653.322846
7/31/2022	4,061.58	17,686.077637	21,496.804529
8/31/2022	4,137.02	17,323.513045	20,694.97372
9/30/2022	4,560.91	15,663.920496	18,776.549656
10/31/2022	4,088.39	17,388.518142	20,316.226728
11/30/2022	3,983.72	17,795.409467	21,376.733763
12/31/2022	4,270.41	16,640.487392	20,124.057165
1/31/2023	3,900.66	18,262.934913	21,510.604704
2/28/2023	3,980.28	17,954.291313	21,007.256554
3/31/2023	4,184.56	17,096.076188	21,568.150303
4/30/2023	4,278.9	16,788.346817	21,798.929512
5/31/2023	4,336.07	16,633.894026	21,883.945337
6/30/2023	4,026.72	17,986.229611	23,378.618803
7/31/2023	3,812.6	19,086.986863	24,215.573356
8/31/2023	4,041.12	18,132.63752	23,748.212791
9/30/2023	4,318.04	17,064.62517	22,617.797862
10/31/2023	4,654.8	15,900.817733	22,018.426219
11/30/2023	4,277.98	17,339.841738	24,070.543542
12/31/2023	3,823.27	19,458.770398	25,346.28235
1/31/2024	3,996.14	18,701.82423	25,627.626084
2/29/2024	3,792.47	19,758.477299	27,014.080655
3/31/2024	3,683.12	20,465.830786	27,886.63546
4/30/2024	3,979.02	19,025.036299	26,659.6235
5/31/2024	3,813.76	19,980.093121	27,917.957729
6/30/2024	3,872.34	19,794.278255	28,783.414419
7/31/2024	3,524.35	21,805.376926	29,318.785927
8/31/2024	3,584.56	21,480.476809	29,957.93546
9/30/2024	3,573.92	21,630.840147	30,578.064724
10/31/2024	3,643.67	21,319.356049	30,354.844852
11/30/2024	3,286.37	23,658.089408	32,373.442034
12/31/2024	3,595.74	21,703.931223	31,382.814708
1/31/2025	3,520.5	22,272.574221	32,374.511653
2/28/2025	3,732.71	21,080.9915	31,752.921029
3/31/2025	4,011.37	19,645.375979	29,901.725733
4/30/2025	4,054.18	19,191.567794	29,701.384171
5/31/2025	3,859.91	20,216.397514	31,584.451927
6/30/2025	3,675.87	21,316.169538	33,188.942085
7/31/2025	3,628.22	21,684.939271	33,919.098811
8/31/2025	3,394.05	23,233.243935	34,702.629993
9/30/2025	3,305.27	23,955.797822	35,899.870728
10/31/2025	3,254.24	24,389.397762	36,668.127962
11/30/2025	3,226.74	24,623.535981	36,767.131907
12/31/2025	3,259.02	24,480.719472	36,759.778481
1/31/2026	3,102.47	25,790.437964	37,329.555047
2/28/2026	3,082.74	25,996.761468	37,150.373183
3/31/2026	3,243.56	24,696.923394	35,303.999636
4/30/2026	2,897.95	27,712.417741	38,905.007599
5/31/2026	2,782.01	28,923.450396	40,877.491484

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Short Russell2000	-27.93%	-5.57%	-12.01%
Russell 2000® Index	43.08%	6.61%	11.20%
Russell 3000 Index	29.45%	12.91%	15.11%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"Russell 2000®" and "Russell®" are trademarks of Russell Investment Group ("Russell") and have been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by Russell Investments and Russell Investments makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$117,163,287
  Number of Portfolio Holdings10
  Net Investment Advisory Fees$924,939
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Russell 2000® Index Short Swaps	(83)%
Russell 2000® E-mini Index Futures	(17)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Industrials	19.5%
Information Technology	18.5%
Health Care	16.2%
Financials	15.9%
Consumer Discretionary	7.6%
Energy	5.6%
Real Estate	5.1%
Materials	4.7%
Utilities	2.7%
Communication Services	2.6%
Other	1.6%

Holdings

The Short Russell2000 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

Short Russell2000 - RWM

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

RWM526

Short S&P500®

SH - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Short S&P500® (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SH	$80	0.88%

How Did the Fund Perform Last Year?

Short S&P500 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P 500 Index (the “Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of -18.35% and an average daily statistical correlation of over 0.99 to the inverse of the return of the Index. For the same period, the Index had a total return of 29.78% and a volatility of 11.90%. The Index performance was driven by strength in U.S. large-cap equities, supported by resilient corporate earnings, optimism regarding artificial intelligence and improved investor risk appetite. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Short S&P500® : $2,484	S&P 500® Index : $42,817
5/31/2016	10,000	10,000
6/30/2016	9,943.65	10,026
7/31/2016	9,583.53	10,395.9594
8/31/2016	9,565.82	10,410.513743
9/30/2016	9,547.23	10,412.595846
10/31/2016	9,718.76	10,223.086602
11/30/2016	9,361.78	10,601.340806
12/31/2016	9,176.9	10,811.247354
1/31/2017	9,005.5	11,016.661053
2/28/2017	8,662.41	11,454.022497
3/31/2017	8,652.11	11,467.767324
4/30/2017	8,566.72	11,585.885328
5/31/2017	8,450.64	11,749.246311
6/30/2017	8,402.91	11,822.091638
7/31/2017	8,240.24	12,065.626726
8/31/2017	8,221.4	12,103.030169
9/30/2017	8,062.84	12,352.35259
10/31/2017	7,886.53	12,640.162405
11/30/2017	7,659.31	13,028.215391
12/31/2017	7,585.22	13,172.828582
1/31/2018	7,181.32	13,927.63166
2/28/2018	7,428.33	13,413.702052
3/31/2018	7,615.33	13,072.994019
4/30/2018	7,585.3	13,122.671397
5/31/2018	7,419.94	13,438.927777
6/30/2018	7,389.98	13,522.24913
7/31/2018	7,139.23	14,025.276797
8/31/2018	6,932.54	14,482.500821
9/30/2018	6,908.65	14,565.051075
10/31/2018	7,405.48	13,568.801582
11/30/2018	7,263.47	13,845.605134
12/31/2018	7,954.61	12,595.346991
1/31/2019	7,370.13	13,604.234285
2/28/2019	7,160.21	14,040.930205
3/31/2019	7,041.22	14,313.324251
4/30/2019	6,788.34	14,893.013883
5/31/2019	7,264.39	13,947.307502
6/30/2019	6,802.74	14,930.59268
7/31/2019	6,723.89	15,145.593215
8/31/2019	6,826.24	14,906.292842
9/30/2019	6,714.31	15,185.040518
10/31/2019	6,580.99	15,514.555898
11/30/2019	6,361.59	16,077.734277
12/31/2019	6,185.62	16,563.281852
1/31/2020	6,194.51	16,556.656539
2/29/2020	6,730.26	15,194.043706
3/31/2020	7,141.08	13,317.579308
4/30/2020	6,236.95	15,024.892976
5/31/2020	5,924.45	15,740.077881
6/30/2020	5,763.28	16,053.305431
7/31/2020	5,443.53	16,958.711857
8/31/2020	5,071.66	18,178.04324
9/30/2020	5,242.31	17,487.277597
10/31/2020	5,361.96	17,022.116013
11/30/2020	4,817.69	18,886.037716
12/31/2020	4,634.38	19,611.261564
1/31/2021	4,670.25	19,413.187823
2/28/2021	4,535.69	19,948.991807
3/31/2021	4,331.89	20,822.757648
4/30/2021	4,105.98	21,934.692906
5/31/2021	4,069.38	22,088.235756
6/30/2021	3,971.02	22,602.89165
7/31/2021	3,872.57	23,140.840471
8/31/2021	3,753.93	23,844.322021
9/30/2021	3,929.27	22,735.561047
10/31/2021	3,665.71	24,329.323877
11/30/2021	3,684.07	24,161.451542
12/31/2021	3,515.41	25,243.884571
1/31/2022	3,694.6	23,938.775739
2/28/2022	3,792.18	23,223.006344
3/31/2022	3,637.45	24,084.579879
4/30/2022	3,964.83	21,984.404514
5/31/2022	3,928.73	22,023.976442
6/30/2022	4,255.9	20,206.998386
7/31/2022	3,890.46	22,070.083637
8/31/2022	4,054.54	21,169.624224
9/30/2022	4,460.03	19,219.901833
10/31/2022	4,113.95	20,776.713882
11/30/2022	3,893.35	21,938.132188
12/31/2022	4,147.62	20,674.495774
1/31/2023	3,917.06	21,972.854108
2/28/2023	4,033.2	21,436.716468
3/31/2023	3,909.65	22,223.443962
4/30/2023	3,870.61	22,570.129688
5/31/2023	3,877.21	22,667.181246
6/30/2023	3,664.19	24,165.481926
7/31/2023	3,574.07	24,941.193896
8/31/2023	3,658.6	24,544.628913
9/30/2023	3,867.7	23,373.850114
10/31/2023	3,975.37	22,882.999262
11/30/2023	3,667.96	24,972.217094
12/31/2023	3,532.97	26,105.95575
1/31/2024	3,498.52	26,544.535807
2/29/2024	3,343.23	27,962.014019
3/31/2024	3,263.16	28,862.39087
4/30/2024	3,423.43	27,684.805323
5/31/2024	3,287.63	29,057.971667
6/30/2024	3,196.93	30,101.15285
7/31/2024	3,179.36	30,468.386914
8/31/2024	3,121.68	31,208.768717
9/30/2024	3,074.73	31,876.636367
10/31/2024	3,122.43	31,586.558976
11/30/2024	2,967.09	33,440.689988
12/31/2024	3,057.39	32,644.801566
1/31/2025	2,990.75	33,552.32705
2/28/2025	3,045.5	33,116.146798
3/31/2025	3,236.88	31,251.707733
4/30/2025	3,218.3	31,039.196121
5/31/2025	3,042.01	32,991.561557
6/30/2025	2,910.3	34,670.83204
7/31/2025	2,864.56	35,447.458678
8/31/2025	2,824.76	36,167.042089
9/30/2025	2,741.28	37,487.139125
10/31/2025	2,692.19	38,364.338181
11/30/2025	2,696.16	38,460.249026
12/31/2025	2,709.62	38,483.325176
1/31/2026	2,683.27	39,041.333391
2/28/2026	2,713.77	38,744.619257
3/31/2026	2,863.73	36,815.137218
4/30/2026	2,601.8	40,677.045112
5/31/2026	2,483.76	42,816.657685

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Short S&P500®	-18.35%	-9.40%	-13.00%
S&P 500® Index	29.78%	14.14%	15.64%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"Standard & Poor's®," "S&P®," "S&P 500®," and "Standard & Poor's 500TM" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProShares. This ETF is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$998,223,401
  Number of Portfolio Holdings16
  Net Investment Advisory Fees$8,311,468
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
S&P 500® Short Swaps	(87)%
S&P 500® E-Mini Index Futures	(13)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	38.6%
Financials	11.3%
Communication Services	10.4%
Consumer Discretionary	9.7%
Health Care	8.3%
Industrials	8.3%
Consumer Staples	4.6%
Energy	3.1%
Utilities	2.1%
Materials	1.8%
Other	1.8%

Holdings

The Short S&P500® primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

Short S&P500® - SH

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SH526

Short SmallCap600

SBB - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Short SmallCap600 (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SBB	$84	0.95%

How Did the Fund Perform Last Year?

Short SmallCap600 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P SmallCap 600 Index (the “Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of -22.14% and an average daily statistical correlation of over 0.99 to the inverse of the return of the Index. For the same period, the Index had a total return of 33.33% and a volatility of 17.56%. The Index performance was driven by strength in small-cap equities as investor risk appetite improved, earnings expectations strengthened and expectations for a more supportive interest-rate environment increased. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Short SmallCap600 : $2,855	S&P SmallCap 600® Index : $27,888	S&P Composite 1500 Index : $41,396
5/31/2016	10,000	10,000	10,000
6/30/2016	9,887.06	10,061	10,028
7/31/2016	9,390.91	10,573.1	10,406.06
8/31/2016	9,251.52	10,716.9	10,426.87
9/30/2016	9,161.97	10,785.49	10,425.83
10/31/2016	9,575	10,302.3	10,220.44
11/30/2016	8,473.3	11,595.24	10,658.89
12/31/2016	8,180.17	11,986	10,876.33
1/31/2017	8,194.92	11,938.05	11,072.11
2/28/2017	8,055.72	12,127.87	11,491.74
3/31/2017	8,050.02	12,113.31	11,499.79
4/30/2017	7,964.95	12,222.33	11,615.93
5/31/2017	8,130.86	11,962	11,750.68
6/30/2017	7,887.08	12,319.66	11,841.16
7/31/2017	7,806.96	12,439.16	12,070.88
8/31/2017	8,003.57	12,120.72	12,081.74
9/30/2017	7,425.59	13,055.23	12,366.87
10/31/2017	7,353.27	13,179.25	12,648.83
11/30/2017	7,099.96	13,643.16	13,043.48
12/31/2017	7,136.35	13,572.22	13,173.91
1/31/2018	6,960.87	13,915.59	13,889.26
2/28/2018	7,217.85	13,377.06	13,369.8
3/31/2018	7,062.79	13,649.95	13,079.67
4/30/2018	6,985.93	13,790.55	13,126.76
5/31/2018	6,565.71	14,681.42	13,474.62
6/30/2018	6,495.41	14,847.32	13,558.16
7/31/2018	6,300.39	15,316.49	14,042.19
8/31/2018	6,015.69	16,056.28	14,505.58
9/30/2018	6,219.15	15,547.29	14,554.9
10/31/2018	6,923.86	13,917.94	13,517.14
11/30/2018	6,817.63	14,126.71	13,799.64
12/31/2018	7,713.46	12,421.61	12,520.42
1/31/2019	6,969.68	13,743.27	13,553.35
2/28/2019	6,689.09	14,341.1	14,001.97
3/31/2019	6,917.91	13,863.55	14,228.8
4/30/2019	6,669.76	14,400.06	14,803.64
5/31/2019	7,302.62	13,142.94	13,838.44
6/30/2019	6,799.37	14,122.09	14,820.97
7/31/2019	6,732.35	14,283.08	15,029.95
8/31/2019	7,029.54	13,638.91	14,754.9
9/30/2019	6,803.48	14,094.45	15,047.05
10/31/2019	6,673.83	14,369.29	15,361.53
11/30/2019	6,477.67	14,809	15,909.94
12/31/2019	6,295.19	15,251.78	16,387.24
1/31/2020	6,556.37	14,646.29	16,338.08
2/29/2020	7,226.49	13,238.78	14,975.48
3/31/2020	8,502.06	10,273.29	13,016.69
4/30/2020	7,302.14	11,578	14,694.54
5/31/2020	6,869.83	12,077.01	15,413.1
6/30/2020	6,489.12	12,528.69	15,719.82
7/31/2020	6,194.69	13,043.62	16,592.27
8/31/2020	5,939.02	13,564.06	17,738.8
9/30/2020	6,193.64	12,926.55	17,066.5
10/31/2020	6,007.38	13,260.06	16,677.38
11/30/2020	5,031.55	15,669.41	18,561.93
12/31/2020	4,629.39	16,973.1	19,324.82
1/31/2021	4,328.73	18,040.71	19,193.41
2/28/2021	4,001.89	19,420.83	19,794.17
3/31/2021	3,837.77	20,067.54	20,659.17
4/30/2021	3,750.39	20,476.92	21,731.38
5/31/2021	3,656.03	20,902.84	21,883.5
6/30/2021	3,630.11	20,973.91	22,338.68
7/31/2021	3,699.48	20,472.63	22,814.49
8/31/2021	3,612.39	20,886.18	23,487.52
9/30/2021	3,689.69	20,378.65	22,416.49
10/31/2021	3,557.67	21,077.63	23,952.02
11/30/2021	3,623.87	20,594.95	23,746.03
12/31/2021	3,448.43	21,527.91	24,819.35
1/31/2022	3,698.5	19,962.83	23,494
2/28/2022	3,633.54	20,242.31	22,869.06
3/31/2022	3,599.37	20,317.2	23,669.47
4/30/2022	3,884.99	18,730.43	21,631.53
5/31/2022	3,784.47	19,080.69	21,687.77
6/30/2022	4,108.19	17,449.29	19,879.01
7/31/2022	3,725.9	19,195.96	21,733.73
8/31/2022	3,890.87	18,353.26	20,857.86
9/30/2022	4,305.68	16,539.96	18,932.68
10/31/2022	3,819.41	18,585.95	20,511.66
11/30/2022	3,656.99	19,360.99	21,656.21
12/31/2022	3,930.2	18,061.86	20,406.65
1/31/2023	3,600.69	19,775.94	21,741.24
2/28/2023	3,655.88	19,532.69	21,225.98
3/31/2023	3,856.4	18,524.8	21,869.12
4/30/2023	3,982.96	18,009.81	22,157.8
5/31/2023	4,073.25	17,694.64	22,197.68
6/30/2023	3,772.47	19,150.91	23,702.68
7/31/2023	3,592.31	20,206.13	24,489.61
8/31/2023	3,769.46	19,369.59	24,065.94
9/30/2023	4,026.12	18,207.42	22,905.96
10/31/2023	4,289.53	17,162.31	22,360.8
11/30/2023	3,968.49	18,581.64	24,391.16
12/31/2023	3,522.56	20,960.08	25,605.84
1/31/2024	3,678.79	20,132.16	25,948.96
2/29/2024	3,567.96	20,800.55	27,329.45
3/31/2024	3,471.88	21,474.49	28,244.98
4/30/2024	3,692.06	20,269.77	27,050.22
5/31/2024	3,533.46	21,291.36	28,383.79
6/30/2024	3,631.55	20,805.92	29,280.72
7/31/2024	3,285.23	23,052.96	29,775.57
8/31/2024	3,339.51	22,721	30,424.67
9/30/2024	3,324.91	22,914.13	31,048.38
10/31/2024	3,431.59	22,309.19	30,756.53
11/30/2024	3,095.05	24,749.82	32,651.13
12/31/2024	3,376.27	22,782.21	31,736.9
1/31/2025	3,295.9	23,445.17	32,641.4
2/28/2025	3,507.7	22,106.45	32,125.66
3/31/2025	3,742.96	20,749.12	30,313.78
4/30/2025	3,851.21	19,879.73	30,056.11
5/31/2025	3,667.25	20,919.44	31,925.6
6/30/2025	3,539.07	21,764.58	33,515.49
7/31/2025	3,520.55	21,966.99	34,246.13
8/31/2025	3,296.6	23,517.86	35,002.97
9/30/2025	3,278.6	23,748.34	36,200.07
10/31/2025	3,318.09	23,539.35	36,967.51
11/30/2025	3,236.37	24,163.15	37,111.69
12/31/2025	3,252.86	24,151.06	37,133.95
1/31/2026	3,089.1	25,505.94	37,757.8
2/28/2026	3,031.5	26,059.42	37,595.45
3/31/2026	3,164.76	24,998.8	35,723.19
4/30/2026	2,875.72	27,601.17	39,420.54
5/31/2026	2,855.2	27,888.23	41,395.51

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Short SmallCap600	-22.14%	-4.82%	-11.78%
S&P SmallCap 600® Index	33.33%	5.94%	10.80%
S&P Composite 1500 Index	29.67%	13.59%	15.26%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"Standard & Poor's®," "S&P®," and "S&P SmallCap 600®" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProShares. This ETF is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$3,616,706
  Number of Portfolio Holdings5
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
S&P SmallCap 600® Short Swaps	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Financials	17.6%
Industrials	17.1%
Information Technology	15.8%
Consumer Discretionary	13.1%
Health Care	11.0%
Real Estate	6.3%
Energy	5.5%
Materials	4.7%
Communication Services	4.0%
Consumer Staples	2.8%
Other	2.1%

Holdings

The Short SmallCap600 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

Short SmallCap600 - SBB

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SBB526

Ultra 7-10 Year Treasury

UST - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Ultra 7-10 Year Treasury (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UST	$97	0.95%

How Did the Fund Perform Last Year?

Ultra 7-10 Year Treasury (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the ICE U.S. Treasury 7-10 Year Bond Index (the “Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of 3.52% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 4.09% and a volatility of 4.76%. The Index performance was driven by coupon income and modestly lower intermediate- and long-term Treasury yields during portions of the period. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Ultra 7-10 Year Treasury : $8,301	ICE U.S. Treasury 7-10 Year Bond Index : $10,932	Bloomberg U.S. Aggregate Bond Index : $11,748
5/31/2016	10,000	10,000	10,000
6/30/2016	10,581.64	10,297	10,180
7/31/2016	10,632.67	10,326.8613	10,241.08
8/31/2016	10,435.56	10,238.050293	10,230.84
9/30/2016	10,428.79	10,241.121708	10,220.61
10/31/2016	10,122.06	10,093.649555	10,138.84
11/30/2016	9,307.81	9,687.8848432	9,895.51
12/31/2016	9,261.49	9,669.477862	9,905.41
1/31/2017	9,274.45	9,683.9820788	9,925.22
2/28/2017	9,403.54	9,757.5803426	9,994.69
3/31/2017	9,397.44	9,762.4591328	9,984.7
4/30/2017	9,593.06	9,870.8224291	10,064.58
5/31/2017	9,745.61	9,956.6985843	10,145.09
6/30/2017	9,615.3	9,898.9497325	10,134.95
7/31/2017	9,670.76	9,936.5657415	10,175.49
8/31/2017	9,938.19	10,082.633258	10,267.07
9/30/2017	9,650.26	9,944.5011822	10,215.73
10/31/2017	9,598.87	9,925.60663	10,225.95
11/30/2017	9,526.5	9,896.8223707	10,215.72
12/31/2017	9,549.83	9,918.59538	10,266.8
1/31/2018	9,120.31	9,702.3700007	10,143.6
2/28/2018	8,933.93	9,612.1379597	10,052.31
3/31/2018	9,137.74	9,732.2896842	10,112.62
4/30/2018	8,891.93	9,612.5825211	10,041.83
5/31/2018	9,060.95	9,716.3984123	10,112.12
6/30/2018	9,045.71	9,721.2566115	10,102.01
7/31/2018	8,918.66	9,665.8454488	10,102.01
8/31/2018	9,093.79	9,773.1363333	10,162.62
9/30/2018	8,833.91	9,645.1082473	10,101.65
10/31/2018	8,742.22	9,610.3858576	10,020.84
11/30/2018	8,956.53	9,740.1260667	10,080.96
12/31/2018	9,426.5	10,007.005521	10,262.42
1/31/2019	9,533.18	10,079.055961	10,375.3
2/28/2019	9,434.29	10,041.763454	10,364.93
3/31/2019	9,884.55	10,294.815893	10,561.86
4/30/2019	9,769.58	10,249.518703	10,561.86
5/31/2019	10,333.83	10,557.004264	10,751.98
6/30/2019	10,588.53	10,702.690923	10,891.75
7/31/2019	10,537.05	10,690.917963	10,913.54
8/31/2019	11,352.72	11,116.416498	11,197.29
9/30/2019	11,073.92	10,994.135916	11,141.3
10/31/2019	11,079.19	11,011.726534	11,174.73
11/30/2019	10,909.71	10,940.150311	11,163.55
12/31/2019	10,720.78	10,859.193199	11,152.39
1/31/2020	11,394.9	11,208.85922	11,364.28
2/29/2020	12,094.85	11,559.696513	11,568.84
3/31/2020	12,930.44	11,982.781406	11,499.43
4/30/2020	13,049.68	12,048.686703	11,706.42
5/31/2020	13,071.26	12,063.145128	11,764.95
6/30/2020	13,073.39	12,070.383015	11,835.54
7/31/2020	13,287.03	12,172.98127	12,013.07
8/31/2020	13,054.92	12,070.728228	11,916.97
9/30/2020	13,110.71	12,102.112121	11,905.05
10/31/2020	12,759.6	11,944.784663	11,857.43
11/30/2020	12,820.89	11,979.424539	11,976
12/31/2020	12,735.07	11,943.486265	11,987.98
1/31/2021	12,425.72	11,802.553127	11,904.06
2/28/2021	11,738.12	11,475.622406	11,737.41
3/31/2021	11,282.97	11,249.552644	11,596.56
4/30/2021	11,503.91	11,365.423037	11,689.33
5/31/2021	11,603.97	11,425.659779	11,724.4
6/30/2021	11,823.67	11,549.056904	11,806.47
7/31/2021	12,286.42	11,762.714457	11,936.34
8/31/2021	12,180.18	11,728.602585	11,912.47
9/30/2021	11,783.62	11,524.5249	11,805.26
10/31/2021	11,666.22	11,489.951325	11,805.26
11/30/2021	11,912.58	11,612.893805	11,840.67
12/31/2021	11,802.89	11,575.732544	11,805.15
1/31/2022	11,274.37	11,307.175549	11,545.44
2/28/2022	11,172.28	11,263.077565	11,418.44
3/31/2022	10,271.47	10,818.186001	11,098.72
4/30/2022	9,419.85	10,373.558556	10,676.97
5/31/2022	9,528.61	10,443.061399	10,741.03
6/30/2022	9,318.61	10,356.383989	10,569.17
7/31/2022	9,863.8	10,665.004232	10,822.83
8/31/2022	9,086.81	10,265.066573	10,519.79
9/30/2022	8,215.48	9,754.8927645	10,067.44
10/31/2022	7,941.65	9,614.4223087	9,936.57
11/30/2022	8,473.24	9,959.5800696	10,304.22
12/31/2022	8,188.68	9,850.0246888	10,252.7
1/31/2023	8,719.51	10,163.255474	10,570.53
2/28/2023	8,121.53	9,837.0149732	10,295.7
3/31/2023	8,667.72	10,200.000826	10,553.09
4/30/2023	8,765.1	10,286.700833	10,616.41
5/31/2023	8,456.37	10,139.601011	10,499.63
6/30/2023	8,196.26	10,010.828078	10,457.63
7/31/2023	8,055	9,951.7641923	10,447.17
8/31/2023	7,887.85	9,877.1259609	10,384.49
9/30/2023	7,363.38	9,568.9596309	10,124.88
10/31/2023	7,037.06	9,385.235606	9,962.88
11/30/2023	7,634.25	9,805.6941611	10,411.21
12/31/2023	8,188.52	10,184.193956	10,806.83
1/31/2024	8,145.93	10,186.230795	10,774.41
2/29/2024	7,772.48	9,977.4130632	10,623.57
3/31/2024	7,848.55	10,046.257213	10,719.18
4/30/2024	7,330.94	9,741.8556198	10,451.21
5/31/2024	7,557.12	9,917.209021	10,628.88
6/30/2024	7,710.94	10,041.174134	10,724.54
7/31/2024	8,121.54	10,333.372301	10,971.2
8/31/2024	8,307.05	10,478.039513	11,124.8
9/30/2024	8,486.83	10,617.397439	11,269.42
10/31/2024	7,894.55	10,263.838104	10,987.68
11/30/2024	8,010.77	10,362.37095	11,108.55
12/31/2024	7,626.37	10,130.253841	10,930.81
1/31/2025	7,692.01	10,199.139567	10,985.47
2/28/2025	8,097.99	10,486.755302	11,227.15
3/31/2025	8,121.62	10,525.556297	11,227.15
4/30/2025	8,249.33	10,631.864416	11,272.05
5/31/2025	8,019.09	10,504.282043	11,193.15
6/30/2025	8,240.81	10,671.300127	11,361.05
7/31/2025	8,113.68	10,610.473716	11,326.96
8/31/2025	8,348.7	10,783.424438	11,462.89
9/30/2025	8,430.21	10,857.830067	11,588.98
10/31/2025	8,514.96	10,932.749094	11,658.51
11/30/2025	8,652.4	11,040.98331	11,728.46
12/31/2025	8,500.46	10,959.280034	11,716.74
1/31/2026	8,425.35	10,935.169618	11,728.45
2/28/2026	8,821.01	11,207.455341	11,916.11
3/31/2026	8,383.4	10,948.563123	11,701.62
4/30/2026	8,336.38	10,936.519703	11,713.32
5/31/2026	8,301.21	10,932.145095	11,748.46

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Ultra 7-10 Year Treasury	3.52%	-6.48%	-1.84%
ICE U.S. Treasury 7-10 Year Bond Index	4.09%	-0.88%	0.90%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "ICE U.S. Treasury 7-10 Year Bond Index" is a trademark of Intercontinental Exchange Inc. ("ICE") and has been licensed for use by ProShares. ProShares have not been passed on by ICE as to their legality or suitability. ProShares based on ICE indexes are not sponsored, endorsed, sold or promoted by ICE or its affiliates, and they make no representation regarding the advisability of investing in ProShares, or the ability of the index to track general financial market performance.

Key Fund Statistics

  Net Assets$15,523,513
  Number of Portfolio Holdings6
  Net Investment Advisory Fees$101,271
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
ICE U.S. Treasury 7-10 Year Bond Index Long Swaps	196%
U.S. 10 Year Treasury Note Futures	4%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
7-10 Year U.S. Treasury	100.0%

Holdings

The Ultra 7-10 Year Treasury primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

Ultra 7-10 Year Treasury - UST

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

UST526

Ultra 20+ Year Treasury

UBT - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Ultra 20+ Year Treasury (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBT	$96	0.95%

How Did the Fund Perform Last Year?

Ultra 20+ Year Treasury (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the ICE U.S. Treasury 20+ Year Bond Index (the “Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of 2.18% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 4.02% and a volatility of 9.75%. The Index performance was driven by coupon income and modestly lower intermediate- and long-term Treasury yields during portions of the period. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Ultra 20+ Year Treasury : $4,422	ICE U.S. Treasury 20+ Year Bond Index : $8,758	Bloomberg U.S. Aggregate Bond Index : $11,748
5/31/2016	10,000	10,000	10,000
6/30/2016	11,300.35	10,664	10,180
7/31/2016	11,816.39	10,898.608	10,241.08
8/31/2016	11,563.76	10,795.071224	10,230.84
9/30/2016	11,135.02	10,605.07797	10,220.61
10/31/2016	10,178.78	10,153.301649	10,138.84
11/30/2016	8,634.25	9,371.4974219	9,895.51
12/31/2016	8,520.09	9,319.0170364	9,905.41
1/31/2017	8,568.11	9,355.3612028	9,925.22
2/28/2017	8,831.8	9,506.9180543	9,994.69
3/31/2017	8,706.81	9,450.8272378	9,984.7
4/30/2017	8,964.79	9,599.2052254	10,064.58
5/31/2017	9,320.68	9,797.9087736	10,145.09
6/30/2017	9,387.75	9,844.9387357	10,134.95
7/31/2017	9,235.07	9,775.0396707	10,175.49
8/31/2017	9,889.61	10,127.918603	10,267.07
9/30/2017	9,427.48	9,900.0404342	10,215.73
10/31/2017	9,393.92	9,895.090414	10,225.95
11/30/2017	9,518.62	9,973.2616283	10,215.72
12/31/2017	9,834.99	10,154.77499	10,266.8
1/31/2018	9,166.39	9,817.6364603	10,143.6
2/28/2018	8,581.94	9,514.2714936	10,052.31
3/31/2018	9,104.08	9,813.0196185	10,112.62
4/30/2018	8,719.12	9,619.703132	10,041.83
5/31/2018	9,074.16	9,830.3746306	10,112.12
6/30/2018	9,085.64	9,852.9844923	10,102.01
7/31/2018	8,777.43	9,697.3073373	10,102.01
8/31/2018	9,035.65	9,853.4339854	10,162.62
9/30/2018	8,466.23	9,552.9042489	10,101.65
10/31/2018	7,902.46	9,248.1666033	10,020.84
11/30/2018	8,181.7	9,422.9569522	10,080.96
12/31/2018	9,096.14	9,952.5271329	10,262.42
1/31/2019	9,175.98	10,014.232801	10,375.3
2/28/2019	8,922.41	9,891.0577376	10,364.93
3/31/2019	9,872.65	10,423.196644	10,561.86
4/30/2019	9,475.74	10,228.282867	10,561.86
5/31/2019	10,763.46	10,920.737617	10,751.98
6/30/2019	11,012.09	11,061.615132	10,891.75
7/31/2019	11,012.32	11,081.526039	10,913.54
8/31/2019	13,460.42	12,288.304225	11,197.29
9/30/2019	12,709.77	11,962.664163	11,141.3
10/31/2019	12,432.35	11,852.607653	11,174.73
11/30/2019	12,271.39	11,795.715136	11,163.55
12/31/2019	11,527.79	11,455.99854	11,152.39
1/31/2020	13,164.5	12,265.937637	11,364.28
2/29/2020	14,990.21	13,109.834146	11,568.84
3/31/2020	16,660.23	14,032.76647	11,499.43
4/30/2020	16,984.41	14,196.949838	11,706.42
5/31/2020	16,244.06	13,908.751756	11,764.95
6/30/2020	16,247.6	13,935.178384	11,835.54
7/31/2020	17,675.54	14,549.719751	12,013.07
8/31/2020	16,063.94	13,884.797559	11,916.97
9/30/2020	16,187.81	13,956.998506	11,905.05
10/31/2020	15,169.44	13,525.727252	11,857.43
11/30/2020	15,509.43	13,698.856561	11,976
12/31/2020	15,097.06	13,527.620854	11,987.98
1/31/2021	13,879.76	12,986.51602	11,904.06
2/28/2021	12,043.14	12,108.627537	11,737.41
3/31/2021	11,100.3	11,606.119494	11,596.56
4/30/2021	11,627.25	11,909.039213	11,689.33
5/31/2021	11,676.96	11,959.057177	11,724.4
6/30/2021	12,624.9	12,456.553956	11,806.47
7/31/2021	13,547.06	12,907.481209	11,936.34
8/31/2021	13,456.46	12,870.049514	11,912.47
9/30/2021	12,643.71	12,469.790974	11,805.26
10/31/2021	13,213.27	12,781.535748	11,805.26
11/30/2021	13,938.65	13,175.207049	11,840.67
12/31/2021	13,334.29	12,940.688364	11,805.15
1/31/2022	12,295.97	12,417.884554	11,545.44
2/28/2022	11,859.57	12,154.625401	11,418.44
3/31/2022	10,539.3	11,539.601356	11,098.72
4/30/2022	8,611.93	10,482.573872	10,676.97
5/31/2022	8,190.04	10,236.233386	10,741.03
6/30/2022	7,917.84	10,138.989169	10,569.17
7/31/2022	8,294.55	10,437.07545	10,822.83
8/31/2022	7,511.71	9,896.4349419	10,519.79
9/30/2022	6,285.76	9,049.3001109	10,067.44
10/31/2022	5,480.43	8,481.9089939	9,936.57
11/30/2022	6,260.23	9,100.2401596	10,304.22
12/31/2022	5,868.04	8,925.5155485	10,252.7
1/31/2023	6,764.67	9,540.4835698	10,570.53
2/28/2023	6,076.36	9,071.0917782	10,295.7
3/31/2023	6,613.74	9,507.4112927	10,553.09
4/30/2023	6,630.07	9,547.3424201	10,616.41
5/31/2023	6,192.47	9,264.7410845	10,499.63
6/30/2023	6,172.3	9,280.4911443	10,457.63
7/31/2023	5,836.05	9,054.0471604	10,447.17
8/31/2023	5,429.92	8,771.560889	10,384.49
9/30/2023	4,563.66	8,074.2217983	10,124.88
10/31/2023	4,037.85	7,638.2138212	9,962.88
11/30/2023	4,829.72	8,394.3969895	10,411.21
12/31/2023	5,654.53	9,117.1545703	10,806.83
1/31/2024	5,363.45	8,912.0185925	10,774.41
2/29/2024	5,086.89	8,713.2805779	10,623.57
3/31/2024	5,149.76	8,789.0861189	10,719.18
4/30/2024	4,473.19	8,226.5846073	10,451.21
5/31/2024	4,711.72	8,467.6235363	10,628.88
6/30/2024	4,847.68	8,615.8069482	10,724.54
7/31/2024	5,170.32	8,928.5607404	10,971.2
8/31/2024	5,367.49	9,130.3462131	11,124.8
9/30/2024	5,540.84	9,302.9097566	11,269.42
10/31/2024	4,927.92	8,800.5526297	10,987.68
11/30/2024	5,081.27	8,966.0030191	11,108.55
12/31/2024	4,460.26	8,413.6972332	10,930.81
1/31/2025	4,465.53	8,451.5588707	10,985.47
2/28/2025	4,953.51	8,926.5364793	11,227.15
3/31/2025	4,802.75	8,814.0621196	11,227.15
4/30/2025	4,633.91	8,689.7838437	11,272.05
5/31/2025	4,327.13	8,419.5315662	11,193.15
6/30/2025	4,534.42	8,642.6491527	11,361.05
7/31/2025	4,416	8,552.7656015	11,326.96
8/31/2025	4,392.61	8,546.7786656	11,462.89
9/30/2025	4,689.38	8,857.0267311	11,588.98
10/31/2025	4,798.32	8,980.1394027	11,658.51
11/30/2025	4,802.71	9,001.6917373	11,728.46
12/31/2025	4,557.63	8,774.8491055	11,716.74
1/31/2026	4,514.33	8,767.8292262	11,728.45
2/28/2026	4,913.19	9,165.8886731	11,916.11
3/31/2026	4,489.74	8,787.3374709	11,701.62
4/30/2026	4,395.28	8,712.6451024	11,713.32
5/31/2026	4,421.54	8,757.9508569	11,748.46

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Ultra 20+ Year Treasury	2.18%	-17.65%	-7.84%
ICE U.S. Treasury 20+ Year Bond Index	4.02%	-6.04%	-1.32%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "ICE U.S. Treasury 20+ Year Bond Index" is a trademark of Intercontinental Exchange Inc. ("ICE") and has been licensed for use by ProShares. ProShares have not been passed on by ICE as to their legality or suitability. ProShares based on ICE indexes are not sponsored, endorsed, sold or promoted by ICE or its affiliates, and they make no representation regarding the advisability of investing in ProShares, or the ability of the index to track general financial market performance.

Key Fund Statistics

  Net Assets$63,952,559
  Number of Portfolio Holdings8
  Net Investment Advisory Fees$683,218
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
ICE U.S. Treasury 20+ Year Bond Index Long Swaps	197%
U.S. Treasury Long Bond Futures	3%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
20+ Year U.S. Treasury	100.0%

Holdings

The Ultra 20+ Year Treasury primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

Ultra 20+ Year Treasury - UBT

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

UBT526

Ultra Communication Services

LTL - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Ultra Communication Services (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LTL	$106	0.95%

How Did the Fund Perform Last Year?

Ultra Communication Services (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Communication Services Select Sector Index (the “Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of 23.23% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 15.43% and a volatility of 13.10%. The Index performance was driven by gains in communication services shares, supported by strength in large-cap internet, media and digital advertising companies. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Ultra Communication Services : $24,257	S&P Communication Services Select Sector Index : $36,623	S&P Total Market Index : $40,747
5/31/2016	10,000	10,000	10,000
6/30/2016	11,078.05	9,751	10,019
7/31/2016	11,842.76	10,233.6745	10,417.76
8/31/2016	10,340.98	10,208.090314	10,445.88
9/30/2016	10,413.65	10,315.275262	10,464.69
10/31/2016	9,820.06	10,401.923574	10,235.51
11/30/2016	10,123.78	10,296.864146	10,689.97
12/31/2016	11,864.18	10,450.287422	10,898.42
1/31/2017	12,550.55	11,156.726852	11,109.85
2/28/2017	11,013.1	11,345.275535	11,519.8
3/31/2017	10,554.33	11,613.024038	11,529.02
4/30/2017	11,615.24	12,011.350763	11,648.92
5/31/2017	10,629.21	12,257.583453	11,767.74
6/30/2017	10,483.61	11,937.660525	11,876
7/31/2017	10,174.03	12,678.989244	12,100.46
8/31/2017	10,137.83	12,548.395654	12,122.24
9/30/2017	9,365.74	12,493.182714	12,418.02
10/31/2017	9,197.51	12,595.626812	12,687.49
11/30/2017	9,124.47	12,668.681447	13,071.93
12/31/2017	8,759.63	13,010.735846	13,203.95
1/31/2018	8,824.73	14,250.658973	13,905.08
2/28/2018	7,787.32	13,612.229451	13,390.59
3/31/2018	7,415.65	12,930.256755	13,125.46
4/30/2018	7,557.27	12,966.461474	13,172.71
5/31/2018	7,294.22	13,596.631502	13,545.5
6/30/2018	7,672.28	14,415.148718	13,634.9
7/31/2018	7,687.58	14,134.053318	14,090.31
8/31/2018	8,851.4	14,351.717739	14,580.65
9/30/2018	8,961.22	14,331.625334	14,603.98
10/31/2018	7,980.44	13,486.05944	13,521.82
11/30/2018	8,286.82	13,189.366132	13,792.26
12/31/2018	6,844.39	12,114.432792	12,505.44
1/31/2019	7,719.26	13,546.358748	13,582.16
2/28/2019	8,608.15	13,479.98159	14,058.89
3/31/2019	8,697.89	13,757.669211	14,261.34
4/30/2019	9,026.34	14,739.966793	14,828.94
5/31/2019	7,634.76	13,859.990775	13,872.48
6/30/2019	8,516.71	14,518.340337	14,844.94
7/31/2019	8,780.85	14,980.02356	15,063.16
8/31/2019	7,828.21	14,623.498999	14,758.88
9/30/2019	8,337.11	14,642.509548	15,012.73
10/31/2019	8,649.42	14,964.644758	15,331
11/30/2019	8,520.41	15,542.280046	15,910.52
12/31/2019	8,776.61	15,916.848995	16,368.74
1/31/2020	8,449.77	15,998.024924	16,349.1
2/29/2020	7,545.08	15,068.539676	15,010.11
3/31/2020	5,797.86	13,148.807722	12,937.21
4/30/2020	6,840.52	14,960.713426	14,652.68
5/31/2020	7,278.75	16,079.77479	15,439.53
6/30/2020	6,990.77	16,119.974227	15,794.64
7/31/2020	7,573.24	17,317.688312	16,687.04
8/31/2020	7,755.65	18,872.816722	17,886.84
9/30/2020	6,869.28	17,744.222282	17,228.6
10/31/2020	6,556.06	17,673.245393	16,861.63
11/30/2020	8,175.51	19,530.703484	18,922.13
12/31/2020	8,506.74	20,210.371965	19,771.73
1/31/2021	8,817.64	20,034.541729	19,708.46
2/28/2021	8,712.54	21,442.970013	20,339.13
3/31/2021	9,845.17	21,989.765748	21,046.93
4/30/2021	10,124.48	23,412.503592	22,126.64
5/31/2021	10,267.51	23,632.581126	22,226.21
6/30/2021	10,417.83	24,341.55856	22,788.53
7/31/2021	10,800.49	24,779.706614	23,180.49
8/31/2021	11,221.61	25,746.115172	23,843.46
9/30/2021	10,140.7	24,147.281419	22,760.96
10/31/2021	10,259.62	24,197.99071	24,290.5
11/30/2021	10,026.81	22,721.913277	23,933.43
12/31/2021	11,927.52	23,455.831076	24,842.9
1/31/2022	10,437.28	22,334.64235	23,349.84
2/28/2022	10,145.77	20,668.478031	22,763.76
3/31/2022	10,294.67	20,817.291073	23,501.31
4/30/2022	8,268.22	17,886.21649	21,381.49
5/31/2022	8,558.67	18,222.47736	21,338.73
6/30/2022	7,632.22	16,471.297286	19,544.14
7/31/2022	8,219.7	17,108.736491	21,377.38
8/31/2022	7,636.76	16,509.930713	20,569.31
9/30/2022	5,994.67	14,563.409882	18,652.25
10/31/2022	7,200.44	14,656.615705	20,174.28
11/30/2022	7,652.58	15,664.990866	21,239.48
12/31/2022	7,035.36	14,621.702474	19,990.6
1/31/2023	7,861.31	16,791.563122	21,383.94
2/28/2023	7,182.46	16,313.003573	20,887.84
3/31/2023	7,711.47	17,730.603583	21,437.19
4/30/2023	8,148.39	18,319.259622	21,651.56
5/31/2023	8,727.87	19,033.710747	21,744.66
6/30/2023	9,506.56	19,941.61875	23,234.17
7/31/2023	10,539.89	21,074.302695	24,070.6
8/31/2023	10,130.18	20,756.080724	23,598.82
9/30/2023	9,484.42	20,152.078775	22,468.43
10/31/2023	9,139.57	19,880.025712	21,864.03
11/30/2023	10,535.03	21,430.667717	23,917.06
12/31/2023	11,405.05	22,380.046297	25,196.63
1/31/2024	12,352.13	23,382.672371	25,476.31
2/29/2024	13,411.03	24,479.319705	26,862.22
3/31/2024	14,150.42	25,233.282752	27,729.87
4/30/2024	12,747.86	24,064.981761	26,506.98
5/31/2024	14,445.03	25,715.83951	27,766.06
6/30/2024	15,278.74	26,533.603206	28,629.59
7/31/2024	15,216.38	26,597.283854	29,156.37
8/31/2024	15,604.16	27,054.757136	29,780.32
9/30/2024	16,711.85	28,099.070761	30,393.79
10/31/2024	17,223.63	28,618.903571	30,178
11/30/2024	19,523.73	30,579.298465	32,187.85
12/31/2024	18,833.79	30,160.362076	31,219
1/31/2025	20,945.55	31,921.727221	32,177.42
2/28/2025	20,660.47	31,806.809003	31,569.27
3/31/2025	18,388.35	30,159.216297	29,700.37
4/30/2025	17,602.61	29,875.719664	29,495.44
5/31/2025	19,685.26	31,728.014283	31,386.09
6/30/2025	22,466.17	34,028.295319	32,993.06
7/31/2025	21,869.29	33,684.609536	33,745.3
8/31/2025	23,278.9	34,873.676252	34,511.32
9/30/2025	26,373.79	37,210.212561	35,701.96
10/31/2025	24,621.65	36,090.185163	36,487.41
11/30/2025	24,690.16	36,252.590996	36,545.79
12/31/2025	25,741.28	37,122.65318	36,542.13
1/31/2026	26,632.12	37,879.955305	37,112.19
2/28/2026	25,587.56	37,243.572056	36,908.07
3/31/2026	22,537.9	35,090.893591	35,084.81
4/30/2026	24,715.68	36,862.983718	38,744.16
5/31/2026	24,257.41	36,623.374324	40,747.23

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Ultra Communication Services	23.23%	18.76%	9.27%
S&P Communication Services Select Sector Index	15.43%	9.15%	13.85%
S&P Total Market Index	29.84%	12.88%	15.08%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "S&P Communication Services Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Communication Services Select Industry Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$7,995,521
  Number of Portfolio Holdings30
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate72%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	60%
S&P Communication Services Select Sector Index Long Swaps	140%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Communication Services	100.0%

Largest Holdings

Table Summary
Holdings	% of Net Assets
Meta Platforms, Inc., Class A	8.5%
Alphabet, Inc., Class A	6.0%
Alphabet, Inc., Class C	4.7%
Take-Two Interactive Software, Inc.	3.0%
Live Nation Entertainment, Inc.	2.9%
EchoStar Corp., Class A	2.8%
Walt Disney Co. (The)	2.8%
Warner Bros Discovery, Inc.	2.5%
Electronic Arts, Inc.	2.5%
Omnicom Group, Inc.	2.5%

Ultra Communication Services - LTL

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

LTL526

Ultra Consumer Discretionary

UCC - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Ultra Consumer Discretionary (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UCC	$104	0.95%

How Did the Fund Perform Last Year?

Ultra Consumer Discretionary (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Consumer Discretionary Select Sector Index (the “Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of 18.21% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 13.95% and a volatility of 18.06%. The Index performance was driven by gains in consumer discretionary shares, supported by resilient consumer spending, improved investor risk appetite and strength in select large-cap growth companies. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Ultra Consumer Discretionary : $39,931	S&P Consumer Discretionary Select Sector Index : $34,246	S&P 500® Index : $42,817
5/31/2016	10,000	10,000	10,000
6/30/2016	9,843.39	9,882	10,026
7/31/2016	10,610.41	10,332.62	10,395.9594
8/31/2016	10,328.84	10,204.49	10,410.513743
9/30/2016	10,319.46	10,172.86	10,412.595846
10/31/2016	9,844.47	9,934.82	10,223.086602
11/30/2016	10,841.94	10,401.75	10,601.340806
12/31/2016	10,897.91	10,407.99	10,811.247354
1/31/2017	11,570.11	10,848.25	11,016.661053
2/28/2017	12,090.86	11,059.79	11,454.022497
3/31/2017	12,380.24	11,286.52	11,467.767324
4/30/2017	13,036.14	11,561.91	11,585.885328
5/31/2017	13,362.19	11,691.4	11,749.246311
6/30/2017	12,864.32	11,551.11	11,822.091638
7/31/2017	13,290.54	11,768.27	12,065.626726
8/31/2017	12,705.23	11,551.73	12,103.030169
9/30/2017	12,857.25	11,648.76	12,352.35259
10/31/2017	12,993.87	11,894.55	12,640.162405
11/30/2017	14,588.17	12,496.42	13,028.215391
12/31/2017	15,299.68	12,797.58	13,172.828582
1/31/2018	18,112.1	13,992.88	13,927.63166
2/28/2018	16,506.14	13,508.72	13,413.702052
3/31/2018	15,631.81	13,193.97	13,072.994019
4/30/2018	16,103.69	13,505.35	13,122.671397
5/31/2018	16,442.34	13,774.1	13,438.927777
6/30/2018	17,540.76	14,271.35	13,522.24913
7/31/2018	18,348.46	14,532.51	14,025.276797
8/31/2018	20,470.14	15,278.03	14,482.500821
9/30/2018	20,838.58	15,359.01	14,565.051075
10/31/2018	17,380.71	13,813.89	13,568.801582
11/30/2018	18,144.55	14,152.33	13,845.605134
12/31/2018	14,807.49	13,024.39	12,595.346991
1/31/2019	17,464.41	14,311.2	13,604.234285
2/28/2019	17,930.34	14,504.4	14,040.930205
3/31/2019	18,741.48	15,036.71	14,313.324251
4/30/2019	21,145.93	15,859.22	14,893.013883
5/31/2019	18,566.2	14,658.68	13,947.307502
6/30/2019	21,110.58	15,816.71	14,930.59268
7/31/2019	21,335.9	16,014.42	15,145.593215
8/31/2019	20,793.9	15,876.7	14,906.292842
9/30/2019	20,535.99	16,062.45	15,185.040518
10/31/2019	20,925.41	16,084.94	15,514.555898
11/30/2019	21,983.65	16,289.22	16,077.734277
12/31/2019	22,570.64	16,753.46	16,563.281852
1/31/2020	22,542.67	16,746.76	16,556.656539
2/29/2020	19,056.18	15,460.61	15,194.043706
3/31/2020	13,663.85	13,156.98	13,317.579308
4/30/2020	18,406.88	15,655.49	15,024.892976
5/31/2020	20,053.48	16,690.32	15,740.077881
6/30/2020	21,085.42	17,192.7	16,053.305431
7/31/2020	24,699.57	18,428.85	16,958.711857
8/31/2020	29,207.88	20,212.76	18,178.04324
9/30/2020	26,962.07	19,820.64	17,487.277597
10/31/2020	25,207.33	19,281.52	17,022.116013
11/30/2020	30,894.95	21,209.67	18,886.037716
12/31/2020	33,058.05	21,739.91	19,611.261564
1/31/2021	31,518.09	21,909.48	19,413.187823
2/28/2021	33,260.88	21,815.27	19,948.991807
3/31/2021	35,183.71	22,751.14	20,822.757648
4/30/2021	39,193.39	24,225.42	21,934.692906
5/31/2021	37,023.49	23,404.18	22,088.235756
6/30/2021	38,597.8	24,228	22,602.89165
7/31/2021	38,433.56	24,477.55	23,140.840471
8/31/2021	40,357.22	24,920.6	23,844.322021
9/30/2021	37,704.25	24,399.76	22,735.561047
10/31/2021	40,128.29	27,335.05	24,329.323877
11/30/2021	38,906.9	27,799.74	24,161.451542
12/31/2021	39,955.77	27,824.76	25,243.884571
1/31/2022	32,720.64	25,195.32	23,938.775739
2/28/2022	31,283.88	24,147.2	23,223.006344
3/31/2022	32,171.42	25,221.75	24,084.579879
4/30/2022	24,376.6	22,220.36	21,984.404514
5/31/2022	22,225.45	21,071.57	22,023.976442
6/30/2022	17,690.88	18,785.3	20,206.998386
7/31/2022	22,522.87	22,253.07	22,070.083637
8/31/2022	21,188.55	21,262.81	21,169.624224
9/30/2022	17,444.16	19,515	19,219.901833
10/31/2022	19,304.62	19,731.62	20,776.713882
11/30/2022	20,437.4	20,031.54	21,938.132188
12/31/2022	17,004.78	17,739.93	20,674.495774
1/31/2023	21,308.59	20,420.44	21,972.854108
2/28/2023	19,194.61	19,993.65	21,436.716468
3/31/2023	20,520.79	20,607.45	22,223.443962
4/30/2023	19,894.19	20,370.47	22,570.129688
5/31/2023	20,765.32	20,896.03	22,667.181246
6/30/2023	25,946.04	23,464.15	24,165.481926
7/31/2023	26,919.42	23,996.78	24,941.193896
8/31/2023	25,769.54	23,593.64	24,544.628913
9/30/2023	22,768.19	22,279.47	23,373.850114
10/31/2023	20,115.3	21,056.33	22,882.999262
11/30/2023	24,529.49	23,366.21	24,972.217094
12/31/2023	27,439.57	24,805.57	26,105.95575
1/31/2024	24,880.78	23,714.12	26,544.535807
2/29/2024	28,750.88	25,601.77	27,962.014019
3/31/2024	28,502.36	25,581.29	28,862.39087
4/30/2024	25,680.3	24,394.31	27,684.805323
5/31/2024	25,623.63	24,460.18	29,057.971667
6/30/2024	27,464.38	25,409.23	30,101.15285
7/31/2024	28,742.37	26,133.4	30,468.386914
8/31/2024	28,261.02	26,086.36	31,208.768717
9/30/2024	32,312.63	28,003.7	31,876.636367
10/31/2024	30,951.08	27,522.04	31,586.558976
11/30/2024	39,054.63	31,050.37	33,440.689988
12/31/2024	39,543.27	31,404.34	32,644.801566
1/31/2025	42,066.73	32,516.05	33,552.32705
2/28/2025	36,085.21	30,236.68	33,116.146798
3/31/2025	29,925.26	27,724.01	31,251.707733
4/30/2025	29,031	27,704.6	31,039.196121
5/31/2025	33,780.63	30,056.72	32,991.561557
6/30/2025	34,714.15	30,597.74	34,670.83204
7/31/2025	35,776.74	31,163.8	35,447.458678
8/31/2025	38,856.95	32,616.04	36,167.042089
9/30/2025	41,443.84	33,796.74	37,487.139125
10/31/2025	41,139.06	33,823.77	38,364.338181
11/30/2025	39,683.1	33,357.01	38,460.249026
12/31/2025	40,340.61	33,743.95	38,483.325176
1/31/2026	41,244.34	34,243.36	39,041.333391
2/28/2026	38,139.07	33,034.57	38,744.619257
3/31/2026	32,938.87	30,864.2	36,815.137218
4/30/2026	38,513.67	33,515.43	40,677.045112
5/31/2026	39,930.66	34,246.07	42,816.657685

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Ultra Consumer Discretionary	18.21%	1.52%	14.85%
S&P Consumer Discretionary Select Sector Index	13.95%	7.91%	13.10%
S&P 500® Index	29.78%	14.14%	15.64%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "S&P Consumer Discretionary Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Consumer Discretionary Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$11,580,929
  Number of Portfolio Holdings53
  Net Investment Advisory Fees$4,487
  Portfolio Turnover Rate5%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	65%
S&P Consumer Discretionary Select Sector Index Long Swaps	135%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Consumer Discretionary	100.0%

Largest Holdings

Table Summary
Holdings	% of Net Assets
Amazon.com, Inc.	17.9%
Tesla, Inc.	13.0%
Home Depot, Inc. (The)	3.4%
TJX Cos., Inc. (The)	2.5%
McDonald's Corp.	2.4%
Booking Holdings, Inc.	2.0%
Lowe's Cos., Inc.	1.8%
Starbucks Corp.	1.6%
Marriott International, Inc., Class A	1.2%
General Motors Co.	1.1%

Ultra Consumer Discretionary - UCC

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

UCC526

Ultra Consumer Staples

UGE - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Ultra Consumer Staples (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UGE	$94	0.95%

How Did the Fund Perform Last Year?

Ultra Consumer Staples (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Consumer Staples Select Sector Index (the “Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of -2.05% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 2.91% and a volatility of 12.53%. The Index performance was driven by modest gains in consumer staples shares, with defensive earnings characteristics offset by lagging performance relative to higher-growth sectors. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Ultra Consumer Staples : $21,941	S&P Consumer Staples Select Sector Index : $20,783	S&P 500® Index : $42,817
5/31/2016	10,000	10,000	10,000
6/30/2016	10,598.18	10,523	10,026
7/31/2016	10,879.43	10,437.76	10,395.96
8/31/2016	10,798.79	10,387.66	10,410.51
9/30/2016	10,402.87	10,221.46	10,412.6
10/31/2016	10,050.7	10,141.73	10,223.09
11/30/2016	9,447.17	9,710.71	10,601.34
12/31/2016	9,944.99	10,008.83	10,811.25
1/31/2017	10,495.39	10,175.98	11,016.66
2/28/2017	11,397.18	10,668.49	11,454.02
3/31/2017	11,505.15	10,626.89	11,467.77
4/30/2017	11,551.73	10,739.53	11,585.89
5/31/2017	12,189.57	11,031.65	11,749.25
6/30/2017	12,132.31	10,780.12	11,822.09
7/31/2017	12,138.71	10,852.35	12,065.63
8/31/2017	11,929.08	10,738.4	12,103.03
9/30/2017	11,962.69	10,661.08	12,352.35
10/31/2017	11,932.23	10,486.24	12,640.16
11/30/2017	12,732.53	11,071.37	13,028.22
12/31/2017	13,217.4	11,317.16	13,172.83
1/31/2018	13,683	11,508.42	13,927.63
2/28/2018	11,932.28	10,632.63	13,413.7
3/31/2018	11,600.66	10,534.81	13,072.99
4/30/2018	10,641.04	10,100.77	13,122.67
5/31/2018	10,671.88	9,942.19	13,438.93
6/30/2018	11,532.2	10,389.59	13,522.25
7/31/2018	11,868.8	10,807.25	14,025.28
8/31/2018	11,585.79	10,862.37	14,482.5
9/30/2018	11,696.95	10,960.13	14,565.05
10/31/2018	11,201.46	11,189.2	13,568.8
11/30/2018	11,412.04	11,462.21	13,845.61
12/31/2018	9,358.25	10,415.71	12,595.35
1/31/2019	10,723.03	10,943.79	13,604.23
2/28/2019	11,136.29	11,147.35	14,040.93
3/31/2019	11,750.18	11,577.63	14,313.32
4/30/2019	12,501.71	11,911.07	14,893.01
5/31/2019	10,836.63	11,479.89	13,947.31
6/30/2019	12,182.02	12,087.17	14,930.59
7/31/2019	12,691.56	12,371.22	15,145.59
8/31/2019	12,411.91	12,635.97	14,906.29
9/30/2019	13,173.71	12,855.83	15,185.04
10/31/2019	13,241.05	12,800.55	15,514.56
11/30/2019	13,664.19	12,975.92	16,077.73
12/31/2019	14,698.11	13,299.02	16,563.28
1/31/2020	14,923.64	13,342.91	16,556.66
2/29/2020	12,482.54	12,236.78	15,194.04
3/31/2020	9,108.03	11,573.55	13,317.58
4/30/2020	10,965.11	12,382.54	15,024.89
5/31/2020	11,909.38	12,590.56	15,740.08
6/30/2020	12,462.5	12,562.86	16,053.31
7/31/2020	14,672.66	13,423.42	16,958.71
8/31/2020	18,047.75	14,048.95	18,178.04
9/30/2020	17,063.77	13,817.14	17,487.28
10/31/2020	15,947.89	13,406.78	17,022.12
11/30/2020	20,213.74	14,417.65	18,886.04
12/31/2020	22,961.06	14,667.07	19,611.26
1/31/2021	22,566.87	13,935.18	19,413.19
2/28/2021	21,463.39	13,761	19,948.99
3/31/2021	23,744.23	14,903.16	20,822.76
4/30/2021	25,089.91	15,205.69	21,934.69
5/31/2021	24,909.66	15,474.83	22,088.24
6/30/2021	25,634.75	15,395.91	22,602.89
7/31/2021	26,296.78	15,725.38	23,140.84
8/31/2021	26,315.84	15,909.37	23,844.32
9/30/2021	24,667.99	15,244.36	22,735.56
10/31/2021	31,139.03	15,782.48	24,329.32
11/30/2021	30,416.74	15,558.37	24,161.45
12/31/2021	32,696.56	17,206	25,243.88
1/31/2022	29,295.08	16,958.24	23,938.78
2/28/2022	27,014.69	16,734.39	23,223.01
3/31/2022	28,515.81	16,988.75	24,084.58
4/30/2022	25,707.31	17,413.47	21,984.4
5/31/2022	23,273.16	16,696.04	22,023.98
6/30/2022	20,076.86	16,303.68	20,207
7/31/2022	24,118.1	16,831.92	22,070.08
8/31/2022	22,318.47	16,522.21	21,169.62
9/30/2022	18,359.75	15,170.69	19,219.9
10/31/2022	19,666.68	16,540.61	20,776.71
11/30/2022	20,519.38	17,567.78	21,938.13
12/31/2022	17,417.04	17,086.42	20,674.5
1/31/2023	19,415.02	16,898.47	21,972.85
2/28/2023	19,397.44	16,509.81	21,436.72
3/31/2023	19,615.04	17,209.82	22,223.44
4/30/2023	20,952.5	17,837.98	22,570.13
5/31/2023	18,308.34	16,732.03	22,667.18
6/30/2023	19,225.46	17,207.22	24,165.48
7/31/2023	19,924.01	17,572.01	24,941.19
8/31/2023	18,246.38	16,879.67	24,544.63
9/30/2023	16,431.32	16,072.82	23,373.85
10/31/2023	15,844.12	15,851.02	22,883
11/30/2023	17,057.33	16,510.42	24,972.22
12/31/2023	17,850.18	16,954.55	26,105.96
1/31/2024	18,188.1	17,174.96	26,544.54
2/29/2024	18,842.36	17,544.22	27,962.01
3/31/2024	19,976.63	18,123.18	28,862.39
4/30/2024	19,400.63	17,922.01	27,684.81
5/31/2024	20,173.12	18,348.56	29,057.97
6/30/2024	19,968.19	18,313.7	30,101.15
7/31/2024	20,493.39	18,617.7	30,468.39
8/31/2024	22,850.71	19,736.63	31,208.77
9/30/2024	23,253.45	19,971.49	31,876.64
10/31/2024	21,519.71	19,274.49	31,586.56
11/30/2024	23,042.68	20,008.85	33,440.69
12/31/2024	20,749.99	19,048.42	32,644.8
1/31/2025	20,839.11	19,155.09	33,552.33
2/28/2025	22,861.12	20,130.09	33,116.15
3/31/2025	22,169.18	19,900.6	31,251.71
4/30/2025	22,042.09	19,958.32	31,039.2
5/31/2025	22,400.93	20,195.82	32,991.56
6/30/2025	21,553.88	19,874.71	34,670.83
7/31/2025	20,779.37	19,578.57	35,447.46
8/31/2025	21,150.66	19,821.35	36,167.04
9/30/2025	20,082.12	19,371.4	37,487.14
10/31/2025	18,882.43	18,852.25	38,364.34
11/30/2025	20,304.79	19,606.34	38,460.25
12/31/2025	19,671.49	19,355.38	38,483.33
1/31/2026	22,564.72	20,799.29	39,041.33
2/28/2026	26,078.68	22,427.87	38,744.62
3/31/2026	21,722.05	20,539.45	36,815.14
4/30/2026	22,810.49	21,120.71	40,677.05
5/31/2026	21,941.23	20,782.78	42,816.66

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Ultra Consumer Staples	-2.05%	-2.51%	8.17%
S&P Consumer Staples Select Sector Index	2.91%	6.07%	7.59%
S&P 500® Index	29.78%	14.14%	15.64%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "S&P Consumer Staples Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Consumer Staples Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$11,706,946
  Number of Portfolio Holdings42
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate7%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	54%
S&P Consumer Staples Select Sector Index Long Swaps	146%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Consumer Staples	100.0%

Largest Holdings

Table Summary
Holdings	% of Net Assets
Walmart, Inc.	6.0%
Costco Wholesale Corp.	5.0%
Procter & Gamble Co. (The)	3.9%
Coca-Cola Co. (The)	3.6%
Philip Morris International, Inc.	3.2%
Mondelez International, Inc., Class A	2.7%
Altria Group, Inc.	2.6%
Colgate-Palmolive Co.	2.5%
PepsiCo, Inc.	2.3%
Monster Beverage Corp.	2.3%

Ultra Consumer Staples - UGE

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

UGE526

Ultra Copper K-1 Free ETF

UCOP - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Ultra Copper K-1 Free ETF (the “Fund”) for the period of April 20, 2026 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investmentFootnote Reference †	Costs paid as a percentage of a $10,000 investment (Annualized)
UCOP	$11	0.95%
Footnote	Description
Footnote †	Amount shown reflects the expenses of the Fund from inception date through May 31, 2026. Expenses would be higher if the Fund had been in operations for the full year.

How Did the Fund Perform Last Year?

ProShares Ultra Copper K-1 Free ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the price of Copper. The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the period ended May 31, 2026, the Fund had a total return of 7.34% and an average daily statistical correlation of over 0.99 to twice that of the return of Copper. For the same period Copper had a total return of 5.00% and a volatility of 11.90%. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of Copper (and its impact on compounding) and other miscellaneous factors.

Cumulative Total Return

Table Summary
Fund/Index Name	Since Inception (4/20/26)
Ultra Copper K-1 Free ETF	7.34%
NYSE Arca: CPER	5.00%
S&P 500® Index	6.76%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

Key Fund Statistics

  Net Assets$7,298,552
  Number of Portfolio Holdings3
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
United States Copper Index Long Swaps	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Copper	100.0%

Holdings

The Ultra Copper K-1 Free ETF primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

Ultra Copper K-1 Free ETF - UCOP

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

UCOP526

Ultra Dow30℠

DDM - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Ultra Dow30℠ (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DDM	$114	0.95%

How Did the Fund Perform Last Year?

Ultra Dow30 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones Industrial Average (the “Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of 39.75% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 22.71% and a volatility of 12.09%. The Index performance was driven by strength in large-cap U.S. equities, resilient corporate earnings, improved investor risk appetite and easing concerns regarding tariffs and macroeconomic uncertainty. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund's Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Ultra Dow30℠ : $60,231	Dow Jones Industrial Average℠ Index : $35,433	S&P 500® Index : $42,817
5/31/2016	10,000	10,000	10,000
6/30/2016	10,151.57	10,095	10,026
7/31/2016	10,740.57	10,391.793	10,395.9594
8/31/2016	10,776.7	10,418.811662	10,410.513743
9/30/2016	10,655.38	10,376.094534	10,412.595846
10/31/2016	10,467.59	10,294.123387	10,223.086602
11/30/2016	11,708.04	10,899.417842	10,601.340806
12/31/2016	12,500.61	11,274.357816	10,811.247354
1/31/2017	12,627.2	11,344.258835	11,016.661053
2/28/2017	13,938.69	11,930.757016	11,454.022497
3/31/2017	13,737.85	11,859.172474	11,467.767324
4/30/2017	14,104.07	12,031.130475	11,585.885328
5/31/2017	14,276.96	12,116.551501	11,749.246311
6/30/2017	14,742.59	12,327.379498	11,822.091638
7/31/2017	15,506.04	12,657.753268	12,065.626726
8/31/2017	15,662.05	12,740.028664	12,103.030169
9/30/2017	16,308.03	13,015.213284	12,352.35259
10/31/2017	17,744.56	13,593.088753	12,640.162405
11/30/2017	19,218.58	14,169.435716	13,028.215391
12/31/2017	19,923.94	14,441.488882	13,172.828582
1/31/2018	22,250.26	15,290.648428	13,927.63166
2/28/2018	20,314.67	14,685.138751	13,413.702052
3/31/2018	18,781.12	14,157.94227	13,072.994019
4/30/2018	18,788.27	14,206.079273	13,122.671397
5/31/2018	19,233.97	14,406.384991	13,438.927777
6/30/2018	18,978.47	14,335.793705	13,522.24913
7/31/2018	20,781.14	15,028.212541	14,025.276797
8/31/2018	21,752.18	15,412.934782	14,482.500821
9/30/2018	22,540.34	15,716.569597	14,565.051075
10/31/2018	20,192.21	14,933.884431	13,568.801582
11/30/2018	20,869.87	15,248.989392	13,845.605134
12/31/2018	17,265.13	13,939.101204	12,595.346991
1/31/2019	19,727.56	14,955.261681	13,604.234285
2/28/2019	21,255.3	15,557.958727	14,040.930205
3/31/2019	21,235.16	15,584.407257	14,313.324251
4/30/2019	22,288.58	15,998.95249	14,893.013883
5/31/2019	19,442.12	14,987.818693	13,947.307502
6/30/2019	22,297.58	16,083.428239	14,930.59268
7/31/2019	22,702.9	16,263.562635	15,145.593215
8/31/2019	21,930.05	16,048.883608	14,906.292842
9/30/2019	22,771.75	16,377.885722	15,185.040518
10/31/2019	22,933.08	16,474.515248	15,514.555898
11/30/2019	24,778.32	17,151.617825	16,077.734277
12/31/2019	25,619.24	17,472.353078	16,563.281852
1/31/2020	25,063.64	17,316.849136	16,556.656539
2/29/2020	20,257.72	15,628.456345	15,194.043706
3/31/2020	13,779.46	13,499.860591	13,317.579308
4/30/2020	16,756.2	15,014.544949	15,024.892976
5/31/2020	18,236.65	15,714.222744	15,740.077881
6/30/2020	18,673.74	16,000.221598	16,053.305431
7/31/2020	19,572.13	16,401.82716	16,958.711857
8/31/2020	22,734.85	17,700.851871	18,178.04324
9/30/2020	21,647.79	17,314.9733	17,487.277597
10/31/2020	19,653.98	16,532.336507	17,022.116013
11/30/2020	24,579.24	18,539.362159	18,886.037716
12/31/2020	26,178.43	19,171.554408	19,611.261564
1/31/2021	25,098.37	18,797.709098	19,413.187823
2/28/2021	26,782.57	19,442.47052	19,948.991807
3/31/2021	30,448.63	20,760.670021	20,822.757648
4/30/2021	32,092.17	21,337.816647	21,934.692906
5/31/2021	33,443.02	21,809.382395	22,088.235756
6/30/2021	33,369.48	21,813.744272	22,602.89165
7/31/2021	34,179.87	22,106.048445	23,140.840471
8/31/2021	35,135.5	22,437.639172	23,844.322021
9/30/2021	32,150.84	21,495.258326	22,735.561047
10/31/2021	35,989.72	22,769.927145	24,329.323877
11/30/2021	33,415.77	21,972.979695	24,161.451542
12/31/2021	37,076.33	23,188.085472	25,243.884571
1/31/2022	34,610.23	22,436.791503	23,938.775739
2/28/2022	32,248.92	21,698.621063	23,223.006344
3/31/2022	33,711.24	22,238.916727	24,084.579879
4/30/2022	30,379.2	21,167.000941	21,984.404514
5/31/2022	30,362.07	21,236.852044	22,023.976442
6/30/2022	26,316.7	19,843.71455	20,206.998386
7/31/2022	29,889.31	21,197.055882	22,070.083637
8/31/2022	27,534.24	20,408.525403	21,169.624224
9/30/2022	22,739.67	18,620.738578	19,219.901833
10/31/2022	29,321.01	21,240.676496	20,776.713882
11/30/2022	32,704.97	22,523.613356	21,938.132188
12/31/2022	29,865.9	21,602.39757	20,674.495774
1/31/2023	31,440.37	22,235.347819	21,972.854108
2/28/2023	28,833.32	21,359.275115	21,436.716468
3/31/2023	29,807.66	21,803.548037	22,223.443962
4/30/2023	31,182.18	22,363.899222	22,570.129688
5/31/2023	29,040.22	21,654.963616	22,667.181246
6/30/2023	31,575.09	22,668.415914	24,165.481926
7/31/2023	33,587.2	23,448.209421	24,941.193896
8/31/2023	32,001.63	22,976.900412	24,544.628913
9/30/2023	29,657.07	22,191.090418	23,373.850114
10/31/2023	28,697.02	21,911.482678	22,882.999262
11/30/2023	33,938.14	23,916.383343	24,972.217094
12/31/2023	37,124.46	25,095.461042	26,105.95575
1/31/2024	37,840.2	25,424.211582	26,544.535807
2/29/2024	39,478.1	26,059.816871	27,962.014019
3/31/2024	40,976.83	26,635.738824	28,862.39087
4/30/2024	36,780.29	25,325.260474	27,684.805323
5/31/2024	38,423.69	25,978.652194	29,057.971667
6/30/2024	39,142.42	26,298.189616	30,101.15285
7/31/2024	42,444.54	27,484.237968	30,468.386914
8/31/2024	43,804.64	28,042.167999	31,208.768717
9/30/2024	45,253.27	28,591.794491	31,876.636367
10/31/2024	43,846.87	28,231.537881	31,586.558976
11/30/2024	50,545.9	30,416.658913	33,440.689988
12/31/2024	45,155.94	28,856.284311	32,644.801566
1/31/2025	49,238.41	30,235.614701	33,552.32705
2/28/2025	47,591.21	29,815.339656	33,116.146798
3/31/2025	43,473.07	28,604.836866	31,251.707733
4/30/2025	40,043.81	27,723.807891	31,039.196121
5/31/2025	43,099.87	28,877.118299	32,991.561557
6/30/2025	46,755.33	30,167.925487	34,670.83204
7/31/2025	46,623.36	30,216.194168	35,447.458678
8/31/2025	49,539.47	31,249.588008	36,167.042089
9/30/2025	51,263.04	31,874.579769	37,487.139125
10/31/2025	53,615.11	32,700.131385	38,364.338181
11/30/2025	53,784.72	32,857.092015	38,460.249026
12/31/2025	54,447.23	33,159.377262	38,483.325176
1/31/2026	56,076.32	33,756.246052	39,041.333391
2/28/2026	56,073.41	33,860.890415	38,744.619257
3/31/2026	50,022.16	32,100.124114	36,815.137218
4/30/2026	57,188.56	34,424.173099	40,677.045112
5/31/2026	60,231.22	35,432.801371	42,816.657685

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Ultra Dow30℠	39.75%	12.49%	19.67%
Dow Jones Industrial Average℠ Index	22.71%	10.18%	13.48%
S&P 500® Index	29.78%	14.14%	15.64%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"The Dow 30SM" and "Dow Jones Industrial AverageSM" are products of "Dow Jones Indexes", the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones®", "DJ," "Dow Jones Indexes", "The Dow 30" and "Dow Jones Industrial Average" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProShares. ProShares have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProShares based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$523,355,430
  Number of Portfolio Holdings42
  Net Investment Advisory Fees$3,531,079
  Portfolio Turnover Rate0%Footnote Reference*
Footnote	Description
Footnote*	Represents less than 0.5% of net assets.

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	71%
Dow Jones Industrial Average℠ Long Swaps	88%
SPDR® Dow Jones Industrial Average℠ ETF Trust Long Swaps	29%
DJIA CBOT E-Mini Index Futures	12%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Financials	27.2%
Information Technology	19.1%
Industrials	18.1%
Health Care	12.8%
Consumer Discretionary	11.0%
Consumer Staples	4.1%
Materials	3.7%
Energy	2.2%
Communication Services	1.8%

Largest Holdings

Table Summary
Holdings	% of Net Assets
Goldman Sachs Group, Inc. (The)	8.9%
Caterpillar, Inc.	7.6%
Microsoft Corp.	3.9%
UnitedHealth Group, Inc.	3.3%
Amgen, Inc.	2.9%
Visa, Inc., Class A	2.8%
Home Depot, Inc. (The)	2.8%
American Express Co.	2.7%
Apple, Inc.	2.7%
Sherwin-Williams Co. (The)	2.6%

*   Represents less than 1%.

Ultra Dow30℠ - DDM

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

DDM526

Ultra Energy

DIG - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Ultra Energy (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DIG	$135	0.95%

How Did the Fund Perform Last Year?

Ultra Energy (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Energy Select Sector Index (the “Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of 83.26% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 42.48% and a volatility of 20.52%. The Index performance was driven by strength in energy equities, supported by elevated energy prices during portions of the period, capital discipline and continued capital returns to shareholders. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Ultra Energy : $15,354	S&P Energy Select Sector Index : $25,479	S&P 500® Index : $42,817
5/31/2016	10,000	10,000	10,000
6/30/2016	10,532.09	10,274	10,026
7/31/2016	10,068.26	10,146.6	10,395.9594
8/31/2016	10,277.75	10,320.11	10,410.513743
9/30/2016	10,872.36	10,698.86	10,412.595846
10/31/2016	10,105.87	10,395.01	10,223.086602
11/30/2016	11,942.33	11,287.94	10,601.340806
12/31/2016	12,320.26	11,475.32	10,811.247354
1/31/2017	11,478.96	11,105.82	11,016.661053
2/28/2017	10,911.74	10,881.48	11,454.022497
3/31/2017	10,635.55	10,724.78	11,467.767324
4/30/2017	9,917.41	10,403.04	11,585.885328
5/31/2017	9,151.09	10,035.81	11,749.246311
6/30/2017	9,025.84	10,017.75	11,822.091638
7/31/2017	9,431.94	10,286.23	12,065.626726
8/31/2017	8,422.4	9,731.8	12,103.030169
9/30/2017	10,182.05	10,718.6	12,352.35259
10/31/2017	10,003.5	10,637.14	12,640.162405
11/30/2017	10,372.39	10,827.55	13,028.215391
12/31/2017	11,427.78	11,375.42	13,172.828582
1/31/2018	12,126.29	11,802	13,927.63166
2/28/2018	9,590.85	10,527.38	13,413.702052
3/31/2018	9,925.14	10,709.51	13,072.994019
4/30/2018	11,815.61	11,721.55	13,122.671397
5/31/2018	12,564.29	12,074.37	13,438.927777
6/30/2018	12,664.83	12,150.44	13,522.24913
7/31/2018	12,913.17	12,326.62	14,025.276797
8/31/2018	12,064.41	11,909.98	14,482.500821
9/30/2018	12,668.93	12,205.35	14,565.051075
10/31/2018	9,780.32	10,823.7	13,568.801582
11/30/2018	9,223.89	10,650.53	13,845.605134
12/31/2018	6,853.25	9,317.08	12,595.346991
1/31/2019	8,456.43	10,368.05	13,604.234285
2/28/2019	8,774.91	10,610.66	14,040.930205
3/31/2019	9,135.82	10,838.79	14,313.324251
4/30/2019	9,060.16	10,852.88	14,893.013883
5/31/2019	7,057.18	9,643.87	13,947.307502
6/30/2019	8,335.48	10,540.75	14,930.59268
7/31/2019	7,942.15	10,359.45	15,145.593215
8/31/2019	6,565.66	9,517.22	14,906.292842
9/30/2019	7,057.05	9,886.49	15,185.040518
10/31/2019	6,691.83	9,673.93	15,514.555898
11/30/2019	6,844.79	9,834.52	16,077.734277
12/31/2019	7,716.17	10,444.26	16,563.281852
1/31/2020	6,042.95	9,290.17	16,556.656539
2/29/2020	4,323.34	7,953.31	15,194.043706
3/31/2020	1,464.55	5,145	13,317.579308
4/30/2020	2,405.71	6,732.23	15,024.892976
5/31/2020	2,435.23	6,873.61	15,740.077881
6/30/2020	2,316.45	6,798.69	16,053.305431
7/31/2020	2,085.17	6,464.87	16,958.711857
8/31/2020	2,044.66	6,400.87	18,178.04324
9/30/2020	1,476.11	5,468.26	17,487.277597
10/31/2020	1,354.55	5,234.77	17,022.116013
11/30/2020	2,121.28	6,715.16	18,886.037716
12/31/2020	2,289.8	7,016	19,611.261564
1/31/2021	2,443.29	7,281.2	19,413.187823
2/28/2021	3,578.28	8,919.47	19,948.991807
3/31/2021	3,756.25	9,170.11	20,822.757648
4/30/2021	3,789.23	9,233.38	21,934.692906
5/31/2021	4,216.35	9,768.92	22,088.235756
6/30/2021	4,590.67	10,188.98	22,602.89165
7/31/2021	3,834.82	9,337.18	23,140.840471
8/31/2021	3,682.36	9,157.91	23,844.322021
9/30/2021	4,347.31	9,979.37	22,735.561047
10/31/2021	5,290.95	11,006.25	24,329.323877
11/30/2021	4,739.07	10,443.83	24,161.451542
12/31/2021	4,929.85	10,765.5	25,243.884571
1/31/2022	6,741.26	12,790.49	23,938.775739
2/28/2022	7,713.46	13,707.57	23,223.006344
3/31/2022	9,126.11	14,972.78	24,084.579879
4/30/2022	8,716.88	14,743.7	21,984.404514
5/31/2022	11,309.33	17,073.2	22,023.976442
6/30/2022	7,714.6	14,186.12	20,206.998386
7/31/2022	9,286.42	15,538.06	22,070.083637
8/31/2022	9,787.56	15,948.27	21,169.624224
9/30/2022	7,935.34	14,420.42	19,219.901833
10/31/2022	11,940.67	18,021.2	20,776.713882
11/30/2022	12,154.45	18,269.89	21,938.132188
12/31/2022	11,101.56	17,716.32	20,674.495774
1/31/2023	11,633.55	18,192.88	21,972.854108
2/28/2023	9,958.89	16,946.67	21,436.716468
3/31/2023	9,760.19	16,943.28	22,223.443962
4/30/2023	10,215.64	17,416	22,570.129688
5/31/2023	8,171.63	15,669.18	22,667.181246
6/30/2023	9,244.45	16,750.35	24,165.481926
7/31/2023	10,652.24	18,061.9	24,941.193896
8/31/2023	10,911.79	18,359.92	24,544.628913
9/30/2023	11,346.77	18,806.07	23,373.850114
10/31/2023	9,967.23	17,726.6	22,882.999262
11/30/2023	9,721.48	17,593.65	24,972.217094
12/31/2023	9,652.63	17,611.24	26,105.95575
1/31/2024	9,462.34	17,523.19	26,544.535807
2/29/2024	9,992.17	18,085.68	27,962.014019
3/31/2024	12,131.29	19,997.34	28,862.39087
4/30/2024	11,824.28	19,819.36	27,684.805323
5/31/2024	11,625.33	19,736.12	29,057.971667
6/30/2024	11,235.73	19,473.63	30,101.15285
7/31/2024	11,653.52	19,907.89	30,468.386914
8/31/2024	11,045.14	19,483.85	31,208.768717
9/30/2024	10,319.53	18,912.98	31,876.636367
10/31/2024	10,419.13	19,086.98	31,586.558976
11/30/2024	11,992.72	20,562.4	33,440.689988
12/31/2024	9,736.98	18,604.86	32,644.801566
1/31/2025	10,127.09	19,051.38	33,552.32705
2/28/2025	10,822.9	19,775.33	33,116.146798
3/31/2025	11,479.57	20,461.53	31,251.707733
4/30/2025	8,218.22	17,633.75	31,039.196121
5/31/2025	8,378.32	17,880.62	32,991.561557
6/30/2025	9,115.21	18,729.95	34,670.83204
7/31/2025	9,556.27	19,256.26	35,447.458678
8/31/2025	10,186.85	19,953.34	36,167.042089
9/30/2025	10,057.81	19,905.45	37,487.139125
10/31/2025	9,703.51	19,630.76	38,364.338181
11/30/2025	10,162.39	20,158.82	38,460.249026
12/31/2025	10,022.83	20,102.38	38,483.325176
1/31/2026	12,914.53	22,926.76	39,041.333391
2/28/2026	15,379.38	25,130.03	38,744.619257
3/31/2026	18,561.98	27,713.39	36,815.137218
4/30/2026	17,415.35	26,984.53	40,677.045112
5/31/2026	15,354.28	25,478.79	42,816.657685

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Ultra Energy	83.26%	29.50%	4.38%
S&P Energy Select Sector Index	42.48%	21.12%	9.79%
S&P 500® Index	29.78%	14.14%	15.64%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "S&P Energy Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Energy Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$74,616,851
  Number of Portfolio Holdings29
  Net Investment Advisory Fees$492,876
  Portfolio Turnover Rate5%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	65%
S&P Energy Select Sector Index Long Swaps	135%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Energy	100.0%

Largest Holdings

Table Summary
Holdings	% of Net Assets
Exxon Mobil Corp.	14.6%
Chevron Corp.	11.0%
ConocoPhillips	4.5%
SLB Ltd.	3.1%
Williams Cos., Inc. (The)	2.9%
Valero Energy Corp.	2.8%
Marathon Petroleum Corp.	2.8%
EOG Resources, Inc.	2.8%
Phillips 66	2.7%
Baker Hughes Co., Class A	2.4%

Ultra Energy - DIG

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

DIG526

Ultra Financials

UYG - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Ultra Financials (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UYG	$91	0.93%

How Did the Fund Perform Last Year?

Ultra Financials (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Financial Select Sector Index (the “Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of -2.53% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 2.88% and a volatility of 14.32%. The Index performance was driven by modest gains in financial shares, supported by resilient credit conditions and earnings, partially offset by uncertainty regarding interest rates and the yield curve. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Ultra Financials : $42,066	S&P Financial Select Sector Index : $32,605	S&P 500® Index : $42,817
5/31/2016	10,000	10,000	10,000
6/30/2016	9,374.85	9,679	10,026
7/31/2016	10,087.08	10,022.6	10,395.96
8/31/2016	10,737.06	10,406.47	10,410.51
9/30/2016	10,307.95	10,123.41	10,412.6
10/31/2016	10,347.13	10,356.25	10,223.09
11/30/2016	12,207.25	11,799.91	10,601.34
12/31/2016	13,132.37	12,260.11	10,811.25
1/31/2017	13,253	12,288.31	11,016.66
2/28/2017	14,532.75	12,927.3	11,454.02
3/31/2017	13,847.41	12,569.22	11,467.77
4/30/2017	13,742.34	12,463.63	11,585.89
5/31/2017	13,527.99	12,312.82	11,749.25
6/30/2017	14,807.66	13,104.54	11,822.09
7/31/2017	15,336.04	13,329.94	12,065.63
8/31/2017	15,004.98	13,115.32	12,103.03
9/30/2017	16,116.76	13,789.45	12,352.35
10/31/2017	16,836.27	14,193.48	12,640.16
11/30/2017	17,885.89	14,690.25	13,028.22
12/31/2017	18,291.8	14,978.18	13,172.83
1/31/2018	19,956.35	15,948.77	13,927.63
2/28/2018	18,551.24	15,505.39	13,413.7
3/31/2018	17,623.2	14,837.11	13,072.99
4/30/2018	17,536.31	14,782.21	13,122.67
5/31/2018	17,652.21	14,649.17	13,438.93
6/30/2018	17,416.43	14,367.91	13,522.25
7/31/2018	18,747.88	15,125.1	14,025.28
8/31/2018	19,505.11	15,335.34	14,482.5
9/30/2018	18,689.02	14,994.89	14,565.05
10/31/2018	16,724.01	14,285.64	13,568.8
11/30/2018	17,716.34	14,685.63	13,845.61
12/31/2018	14,171.76	13,029.09	12,595.35
1/31/2019	16,830.2	14,180.87	13,604.23
2/28/2019	17,738.79	14,524.04	14,040.93
3/31/2019	17,436.22	14,144.97	14,313.32
4/30/2019	19,744.94	15,418.01	14,893.01
5/31/2019	17,727	14,312.54	13,947.31
6/30/2019	19,656.47	15,277.21	14,930.59
7/31/2019	20,519.83	15,651.5	15,145.59
8/31/2019	19,424.49	14,892.4	14,906.29
9/30/2019	20,521.72	15,583.41	15,185.04
10/31/2019	21,201.78	15,958.97	15,514.56
11/30/2019	22,643.22	16,763.3	16,077.73
12/31/2019	23,530.61	17,214.23	16,563.28
1/31/2020	23,122.39	16,770.1	16,556.66
2/29/2020	18,603.07	14,893.53	15,194.04
3/31/2020	10,500.36	11,719.72	13,317.58
4/30/2020	12,324.26	12,842.47	15,024.89
5/31/2020	12,999.91	13,191.78	15,740.08
6/30/2020	12,857.26	13,149.57	16,053.31
7/31/2020	13,660.7	13,645.31	16,958.71
8/31/2020	14,836.38	14,230.69	18,178.04
9/30/2020	13,696.4	13,735.46	17,487.28
10/31/2020	13,008.29	13,624.21	17,022.12
11/30/2020	16,933.25	15,926.7	18,886.04
12/31/2020	18,792.34	16,926.89	19,611.26
1/31/2021	17,798.99	16,644.21	19,413.19
2/28/2021	21,252.13	18,556.63	19,948.99
3/31/2021	23,376.8	19,632.92	20,822.76
4/30/2021	26,814.52	20,922.8	21,934.69
5/31/2021	28,235.36	21,925	22,088.24
6/30/2021	27,400.58	21,276.02	22,602.89
7/31/2021	28,073.74	21,182.41	23,140.84
8/31/2021	29,724.35	22,271.19	23,844.32
9/30/2021	28,083.36	21,859.17	22,735.56
10/31/2021	31,701.08	23,454.89	24,329.32
11/30/2021	28,553.31	22,122.65	24,161.45
12/31/2021	31,473.96	22,859.33	25,243.88
1/31/2022	30,450.35	22,873.05	23,938.78
2/28/2022	28,903.39	22,564.26	23,223.01
3/31/2022	29,333.67	22,521.39	24,084.58
4/30/2022	24,740.84	20,298.53	21,984.4
5/31/2022	25,084.37	20,852.68	22,023.98
6/30/2022	20,120.47	18,579.74	20,207
7/31/2022	23,287.87	19,919.34	22,070.08
8/31/2022	21,612.77	19,518.96	21,169.62
9/30/2022	17,690.51	18,004.29	19,219.9
10/31/2022	21,409.71	20,163	20,776.71
11/30/2022	24,011.4	21,582.48	21,938.13
12/31/2022	21,401.24	20,453.71	20,674.5
1/31/2023	24,880.12	21,858.88	21,972.85
2/28/2023	23,217.23	21,356.13	21,436.72
3/31/2023	19,840.39	19,316.62	22,223.44
4/30/2023	20,976.78	19,930.89	22,570.13
5/31/2023	19,032.11	19,069.87	22,667.18
6/30/2023	21,485.37	20,345.65	24,165.48
7/31/2023	23,462.13	21,332.41	24,941.19
8/31/2023	22,057.03	20,767.1	24,544.63
9/30/2023	20,550.53	20,115.02	23,373.85
10/31/2023	19,381.76	19,618.17	22,883
11/30/2023	23,651.15	21,760.48	24,972.22
12/31/2023	26,090.35	22,935.55	26,105.96
1/31/2024	27,506.95	23,635.08	26,544.54
2/29/2024	29,620.9	24,618.3	27,962.01
3/31/2024	32,309.21	25,795.05	28,862.39
4/30/2024	29,448.89	24,716.82	27,684.81
5/31/2024	31,105.59	25,497.87	29,057.97
6/30/2024	30,373.32	25,270.94	30,101.15
7/31/2024	34,168.39	26,903.44	30,468.39
8/31/2024	36,979.86	28,116.79	31,208.77
9/30/2024	36,341.91	27,964.96	31,876.64
10/31/2024	38,053.14	28,717.22	31,586.56
11/30/2024	45,816.37	31,669.35	33,440.69
12/31/2024	40,659.38	29,949.7	32,644.8
1/31/2025	45,811.86	31,914.4	33,552.33
2/28/2025	46,821.77	32,364.39	33,116.15
3/31/2025	42,575.71	31,005.09	31,251.71
4/30/2025	39,867.59	30,360.18	31,039.2
5/31/2025	43,158.16	31,702.1	32,991.56
6/30/2025	45,644.23	32,713.4	34,670.83
7/31/2025	45,282.18	32,697.04	35,447.46
8/31/2025	47,808.55	33,717.19	36,167.04
9/30/2025	47,642.72	33,764.4	37,487.14
10/31/2025	44,611.25	32,805.49	38,364.34
11/30/2025	46,013.18	33,415.67	38,460.25
12/31/2025	48,534.18	34,441.53	38,483.33
1/31/2026	45,900.32	33,611.49	39,041.33
2/28/2026	42,208.1	32,361.14	38,744.62
3/31/2026	39,014.74	31,218.79	36,815.14
4/30/2026	43,213.09	32,954.56	40,677.05
5/31/2026	42,065.93	32,605.24	42,816.66

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Ultra Financials	-2.53%	8.30%	15.45%
S&P Financial Select Sector Index	2.88%	8.26%	12.54%
S&P 500® Index	29.78%	14.14%	15.64%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "S&P Financials Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Financials Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$690,915,592
  Number of Portfolio Holdings90
  Net Investment Advisory Fees$6,032,200
  Portfolio Turnover Rate46%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	66%
S&P Financial Select Sector Index Long Swaps	135%
Total	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Financials	100.0%

Largest Holdings

Table Summary
Holdings	% of Net Assets
Berkshire Hathaway, Inc., Class B	7.7%
JPMorgan Chase & Co.	7.2%
Visa, Inc., Class A	4.9%
Mastercard, Inc., Class A	3.6%
Bank of America Corp.	3.0%
Goldman Sachs Group, Inc. (The)	2.7%
Morgan Stanley	2.2%
Wells Fargo & Co.	2.1%
Citigroup, Inc.	2.0%
American Express Co.	1.5%

Ultra Financials - UYG

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

UYG526

Ultra FTSE China 50

XPP - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Ultra FTSE China 50 (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
XPP	$93	0.95%

How Did the Fund Perform Last Year?

Ultra FTSE China 50 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the FTSE China 50 Index (the "Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of -4.54% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 2.27% and a volatility of 19.96%. The Index performance was driven by modest gains in Chinese equities, supported by policy support and improved investor sentiment, partially offset by concerns regarding economic growth and the property sector. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Ultra FTSE China 50 : $5,691	FTSE China 50 Index : $14,506	S&P Global 1200 Index : $36,913
5/31/2016	10,000	10,000	10,000
6/30/2016	10,415.87	10,280	9,924
7/31/2016	11,148.8	10,624.38	10,348.75
8/31/2016	12,161.81	11,254.405734	10,383.93
9/30/2016	12,749.64	11,371.451554	10,426.51
10/31/2016	11,958.79	11,216.799813	10,259.68
11/30/2016	12,397.5	11,340.18461	10,395.11
12/31/2016	10,973.05	10,889.979281	10,642.51
1/31/2017	12,248.4	11,415.965281	10,914.96
2/28/2017	13,259.76	11,831.506417	11,210.76
3/31/2017	13,433.57	11,898.946003	11,365.47
4/30/2017	13,441.88	11,941.782209	11,538.22
5/31/2017	14,555.3	12,480.356587	11,790.91
6/30/2017	14,342.79	12,420.450875	11,855.76
7/31/2017	16,417.74	13,302.302887	12,172.31
8/31/2017	17,687.73	13,801.139246	12,210.04
9/30/2017	17,470.99	13,675.548878	12,475
10/31/2017	18,921	14,337.445444	12,734.48
11/30/2017	19,042.79	14,450.711263	12,987.9
12/31/2017	19,733.97	14,765.736769	13,180.12
1/31/2018	25,525.72	16,832.939916	13,905.02
2/28/2018	20,228.14	15,358.37438	13,326.57
3/31/2018	20,080.57	14,902.230661	13,045.38
4/30/2018	19,715.02	15,271.805981	13,199.32
5/31/2018	19,418.62	15,001.495015	13,249.48
6/30/2018	16,776.18	14,059.401128	13,225.63
7/31/2018	17,165.68	14,036.906086	13,656.78
8/31/2018	16,065.51	13,831.967257	13,794.72
9/30/2018	16,321.26	13,995.184471	13,896.8
10/31/2018	13,596.02	12,752.41209	12,887.89
11/30/2018	15,413.47	13,555.814052	13,055.43
12/31/2018	13,553.59	13,021.714978	12,103.69
1/31/2019	16,405.82	14,086.891263	13,028.41
2/28/2019	16,700.94	14,464.419949	13,398.42
3/31/2019	17,097.34	14,571.456657	13,588.68
4/30/2019	17,195.3	14,752.142719	14,086.02
5/31/2019	14,053.62	13,334.461804	13,274.67
6/30/2019	16,021.9	14,281.208592	14,146.81
7/31/2019	14,743.47	13,924.178377	14,180.77
8/31/2019	13,256.98	13,113.791196	13,917
9/30/2019	13,669.66	13,424.588047	14,249.62
10/31/2019	14,564.77	13,867.599453	14,627.24
11/30/2019	14,359.68	13,685.9339	15,010.47
12/31/2019	16,882.47	14,912.193577	15,519.32
1/31/2020	13,892.42	13,717.726872	15,384.31
2/29/2020	14,468.05	13,773.969552	14,124.33
3/31/2020	11,793.91	12,902.077279	12,303.7
4/30/2020	12,363.68	13,535.569274	13,575.91
5/31/2020	12,588.58	13,298.696811	14,185.47
6/30/2020	13,178.11	13,800.057681	14,595.43
7/31/2020	14,136	14,404.500208	15,282.87
8/31/2020	15,923.39	15,278.85337	16,247.22
9/30/2020	14,496.01	14,430.877008	15,704.56
10/31/2020	15,945.51	15,285.184927	15,272.69
11/30/2020	18,025.92	16,347.505279	17,168.03
12/31/2020	18,136.33	16,574.735603	17,935.44
1/31/2021	20,379.19	17,416.732171	17,795.54
2/28/2021	20,034.99	17,209.473059	18,251.11
3/31/2021	17,953.1	16,309.417618	18,884.42
4/30/2021	17,620.31	16,389.333764	19,739.89
5/31/2021	17,539.58	16,281.164161	20,081.39
6/30/2021	17,667.2	16,473.281898	20,304.29
7/31/2021	13,354.15	14,405.88502	20,543.88
8/31/2021	13,539.29	14,624.854472	21,049.26
9/30/2021	12,168.85	13,887.761807	20,171.51
10/31/2021	12,990.35	14,525.210074	21,276.9
11/30/2021	11,579.61	13,653.697469	20,872.64
12/31/2021	10,797.72	13,260.470982	21,797.3
1/31/2022	11,510.03	13,283.013783	20,788.09
2/28/2022	9,701.88	12,600.266874	20,233.04
3/31/2022	7,707.78	11,887.091769	20,769.22
4/30/2022	7,132.97	11,561.385455	19,126.37
5/31/2022	7,437.93	11,705.902773	19,237.31
6/30/2022	8,370.65	12,278.321419	17,590.59
7/31/2022	6,655.37	11,111.880884	18,888.78
8/31/2022	6,507.49	11,128.548705	18,101.12
9/30/2022	4,698.53	9,471.507803	16,394.18
10/31/2022	2,976.41	7,634.0352892	17,508.99
11/30/2022	5,199.48	10,039.519809	18,913.21
12/31/2022	5,383.93	10,670.001653	18,128.31
1/31/2023	6,697.88	11,862.907838	19,428.11
2/28/2023	5,114.04	10,465.457294	18,876.35
3/31/2023	5,620.82	11,086.058912	19,521.92
4/30/2023	5,122.89	10,527.321543	19,857.7
5/31/2023	4,244.01	9,755.6688737	19,688.91
6/30/2023	4,641.82	10,237.598916	20,860.4
7/31/2023	5,731.84	11,361.687277	21,534.19
8/31/2023	4,580.92	10,333.454578	21,008.76
9/30/2023	4,249.26	10,128.852178	20,096.98
10/31/2023	3,881.5	9,631.5255359	19,558.38
11/30/2023	3,718.18	9,543.8786535	21,347.97
12/31/2023	3,521.67	9,290.0114813	22,366.27
1/31/2024	2,837.34	8,415.8214009	22,572.04
2/29/2024	3,226.54	9,213.6412697	23,571.98
3/31/2024	3,368.9	9,353.688617	24,378.14
4/30/2024	3,734.2	10,110.402026	23,532.22
5/31/2024	4,017.85	10,252.958695	24,609.99
6/30/2024	3,817.61	10,225.275706	25,161.26
7/31/2024	3,689.4	10,120.977894	25,586.48
8/31/2024	3,879.48	10,468.127436	26,228.7
9/30/2024	5,481.7	12,859.047742	26,758.52
10/31/2024	5,238.09	12,352.401261	26,239.41
11/30/2024	4,747.72	11,801.484165	27,247
12/31/2024	4,856.06	12,261.742047	26,609.42
1/31/2025	5,273.67	12,547.440637	27,487.53
2/28/2025	6,361.95	14,000.434263	27,407.82
3/31/2025	6,501.78	14,259.442297	26,286.84
4/30/2025	5,637.46	13,617.767393	26,457.7
5/31/2025	5,962.22	14,184.266517	28,037.23
6/30/2025	6,705.55	14,799.863684	29,290.49
7/31/2025	6,904.64	15,186.140126	29,662.48
8/31/2025	7,388.01	15,546.051647	30,451.5
9/30/2025	8,195.91	16,813.054856	31,572.12
10/31/2025	7,546.95	16,111.950469	32,282.49
11/30/2025	7,429.61	15,991.11084	32,366.42
12/31/2025	7,077.67	15,831.199732	32,728.93
1/31/2026	7,502.77	16,491.36076	33,678.07
2/28/2026	6,601.31	15,439.211944	34,125.98
3/31/2026	6,061.57	14,489.700409	31,819.07
4/30/2026	6,324.11	14,962.064643	35,048.7
5/31/2026	5,691.27	14,505.721671	36,913.29

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Ultra FTSE China 50	-4.54%	-20.16%	-5.48%
FTSE China 50 Index	2.27%	-2.28%	3.79%
S&P Global 1200 Index	31.64%	12.94%	13.94%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"FTSE®" and "FTSE China 50" have been licensed for use by ProShares. FTSE is a trademark of the London Stock Exchange PLC and The Financial Times Limited and is used by the FTSE International Limited ("FTSE") under license. ProShares have not been passed on by FTSE or its affiliates as to their legality or suitability. ProShares based on the FTSE China 50 Index are not sponsored, endorsed or promoted by FTSE or its affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$10,166,461
  Number of Portfolio Holdings7
  Net Investment Advisory Fees$33,776
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
iShares® China Large-Cap ETF Long Swaps	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Financials	34.8%
Consumer Discretionary	25.5%
Communication Services	16.3%
Information Technology	5.4%
Energy	5.3%
Industrials	4.1%
Materials	3.9%
Health Care	2.3%
Real Estate	1.1%
Consumer Staples	0.9%
Other	0.4%

Holdings

The Ultra FTSE China 50 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

Ultra FTSE China 50 - XPP

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

XPP526

Ultra FTSE Europe

UPV - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Ultra FTSE Europe (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UPV	$110	0.95%

How Did the Fund Perform Last Year?

Ultra FTSE Europe (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the FTSE Developed Europe All Cap Index (the “Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of 31.85% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 20.42% and a volatility of 14.84%. The Index performance was driven by strength in European equities, supported by resilient earnings, improved investor risk appetite and gains in financials, industrials and other cyclical sectors. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Ultra FTSE Europe : $28,234	FTSE Developed Europe All Cap Index : $24,756	S&P Global 1200 Index : $36,913
5/31/2016	10,000	10,000	10,000
6/30/2016	8,980.58	9,504	9,924
7/31/2016	9,591.59	9,921.2256	10,348.75
8/31/2016	9,698.45	9,960.9105024	10,383.93
9/30/2016	9,816.07	10,052.550879	10,426.51
10/31/2016	9,118.89	9,700.7115983	10,259.68
11/30/2016	8,674.34	9,492.1462989	10,395.11
12/31/2016	9,524.19	9,983.8394772	10,642.51
1/31/2017	10,075.41	10,203.483946	10,914.96
2/28/2017	10,177.96	10,327.96645	11,210.76
3/31/2017	11,072.96	10,737.986718	11,365.47
4/30/2017	11,917.28	11,167.506187	11,538.22
5/31/2017	13,075.05	11,709.130237	11,790.91
6/30/2017	12,903.84	11,581.500717	11,855.76
7/31/2017	13,616.07	11,947.47614	12,172.31
8/31/2017	13,596.53	11,951.060383	12,210.04
9/30/2017	14,452.87	12,358.591542	12,475
10/31/2017	14,556.82	12,412.969344	12,734.48
11/30/2017	14,499.61	12,447.725659	12,987.9
12/31/2017	14,907.64	12,661.82654	13,180.12
1/31/2018	16,576.26	13,346.831356	13,905.02
2/28/2018	14,485.58	12,572.715137	13,326.57
3/31/2018	14,319.35	12,433.157999	13,045.38
4/30/2018	14,887.01	12,783.773055	13,199.32
5/31/2018	14,104.81	12,395.146354	13,249.48
6/30/2018	13,693.81	12,309.619844	13,225.63
7/31/2018	14,580.77	12,698.603831	13,656.78
8/31/2018	13,684.53	12,364.63055	13,794.72
9/30/2018	13,645.55	12,378.231644	13,896.8
10/31/2018	11,493.99	11,402.82699	12,887.89
11/30/2018	11,265.06	11,264.852784	13,055.43
12/31/2018	10,107.83	10,743.2901	12,103.69
1/31/2019	11,436.1	11,483.502788	13,028.41
2/28/2019	12,114.1	11,853.271577	13,398.42
3/31/2019	12,235.86	11,918.464571	13,588.68
4/30/2019	13,157.49	12,357.064067	14,086.02
5/31/2019	11,634.49	11,677.425544	13,274.67
6/30/2019	13,104.84	12,453.974342	14,146.81
7/31/2019	12,382.96	12,204.894855	14,180.77
8/31/2019	11,904.11	11,891.229058	13,917
9/30/2019	12,475.49	12,211.103119	14,249.62
10/31/2019	13,380.28	12,632.386177	14,627.24
11/30/2019	13,688.35	12,844.610265	15,010.47
12/31/2019	14,900.18	13,384.083896	15,519.32
1/31/2020	13,937.43	13,037.436123	15,384.31
2/29/2020	11,716.51	11,831.473282	14,124.33
3/31/2020	7,544.13	10,027.173606	12,303.7
4/30/2020	8,428.8	10,687.964347	13,575.91
5/31/2020	9,382.48	11,215.949785	14,185.47
6/30/2020	10,041.55	11,648.885447	14,595.43
7/31/2020	10,749.84	12,145.127967	15,282.87
8/31/2020	11,662.63	12,680.728111	16,247.22
9/30/2020	10,894.99	12,262.264083	15,704.56
10/31/2020	9,696.81	11,566.993709	15,272.69
11/30/2020	13,074.7	13,559.986726	17,168.03
12/31/2020	14,378.32	14,259.682041	17,935.44
1/31/2021	14,071.53	14,075.732142	17,795.54
2/28/2021	14,771.77	14,437.478458	18,251.11
3/31/2021	15,724.69	14,856.165334	18,884.42
4/30/2021	17,217.92	15,576.689352	19,739.89
5/31/2021	18,730.77	16,257.390677	20,081.39
6/30/2021	18,178.17	15,981.015036	20,304.29
7/31/2021	18,807.54	16,313.420148	20,543.88
8/31/2021	19,456.31	16,595.642317	21,049.26
9/30/2021	17,355.31	15,774.158022	20,171.51
10/31/2021	19,110.84	16,466.643559	21,276.9
11/30/2021	17,242.73	15,588.971458	20,872.64
12/31/2021	19,021.47	16,592.901219	21,797.3
1/31/2022	17,636.59	15,764.915449	20,788.09
2/28/2022	15,737.01	15,293.544477	20,233.04
3/31/2022	15,572.22	15,284.36835	20,769.22
4/30/2022	13,635	14,379.533744	19,126.37
5/31/2022	14,188.41	14,480.19048	19,237.31
6/30/2022	11,397.96	12,968.458594	17,590.59
7/31/2022	12,470.54	13,635.037366	18,888.78
8/31/2022	10,594.67	12,752.850448	18,101.12
9/30/2022	8,533.2	11,577.037637	16,394.18
10/31/2022	9,908.59	12,423.319088	17,508.99
11/30/2022	12,603.88	13,834.608136	18,913.21
12/31/2022	12,089	13,862.277353	18,128.31
1/31/2023	14,416.48	15,073.840393	19,428.11
2/28/2023	13,838.74	14,989.426887	18,876.35
3/31/2023	14,388.08	15,274.225998	19,521.92
4/30/2023	15,511.92	15,911.161222	19,857.7
5/31/2023	13,864.84	14,999.451684	19,688.91
6/30/2023	14,959.6	15,707.425803	20,860.4
7/31/2023	15,735.73	16,222.62937	21,534.19
8/31/2023	14,367.27	15,557.501566	21,008.76
9/30/2023	13,019.15	14,919.644001	20,096.98
10/31/2023	12,126.03	14,342.253779	19,558.38
11/30/2023	14,479.48	15,803.729439	21,347.97
12/31/2023	15,975	16,650.809337	22,366.27
1/31/2024	15,478.01	16,575.880695	22,572.04
2/29/2024	16,115.67	16,812.915788	23,571.98
3/31/2024	17,263.94	17,465.256921	24,378.14
4/30/2024	16,284.21	17,145.642719	23,532.22
5/31/2024	18,318.45	18,030.357884	24,609.99
6/30/2024	17,133.72	17,581.401972	25,161.26
7/31/2024	17,877.8	18,036.760283	25,586.48
8/31/2024	19,045.62	18,705.92409	26,228.7
9/30/2024	19,109.95	18,814.41845	26,758.52
10/31/2024	16,955.72	17,700.604877	26,239.41
11/30/2024	16,245.37	17,438.635925	27,247
12/31/2024	15,260.93	17,018.3648	26,609.42
1/31/2025	17,133.7	18,150.086059	27,487.53
2/28/2025	18,410.97	18,754.483924	27,407.82
3/31/2025	18,410.81	18,726.352199	26,286.84
4/30/2025	19,462.12	19,600.872846	26,457.7
5/31/2025	21,414.25	20,557.395441	28,037.23
6/30/2025	22,323.31	21,019.936839	29,290.49
7/31/2025	21,128.15	20,698.331805	29,662.48
8/31/2025	22,606.73	21,360.678423	30,451.5
9/30/2025	23,360.87	21,757.987041	31,572.12
10/31/2025	23,513.83	21,905.941353	32,282.49
11/30/2025	24,096.83	22,219.196315	32,366.42
12/31/2025	25,684.3	23,110.186087	32,728.93
1/31/2026	27,967.02	24,184.80974	33,678.07
2/28/2026	29,538.88	24,929.70188	34,125.98
3/31/2026	24,619.74	22,449.196543	31,819.07
4/30/2026	27,282.31	24,119.416766	35,048.7
5/31/2026	28,233.67	24,756.169368	36,913.29

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Ultra FTSE Europe	31.85%	8.55%	10.94%
FTSE Developed Europe All Cap Index	20.42%	8.77%	9.48%
S&P Global 1200 Index	31.64%	12.94%	13.94%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"FTSE®" and "FTSE Developed Europe All Cap Index" have been licensed for use by ProShares. FTSE is a trademark of the London Stock Exchange PLC and The Financial Times Limited and is used by the FTSE International Limited ("FTSE") under license. ProShares have not been passed on by FTSE or its affiliates as to their legality or suitability. ProShares based on the FTSE Developed Europe All Cap Index are not sponsored, endorsed or promoted by FTSE or its affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$14,281,240
  Number of Portfolio Holdings7
  Net Investment Advisory Fees$2,071
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Vanguard® FTSE Europe ETF Shares Long Swaps	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Financials	23.8%
Industrials	19.6%
Health Care	12.2%
Information Technology	8.9%
Consumer Staples	8.0%
Consumer Discretionary	7.1%
Materials	6.1%
Energy	5.0%
Utilities	4.7%
Communication Services	3.1%
Other	1.5%

Holdings

The Ultra FTSE Europe primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

Country Weights

Table Summary
Country	% of Exposure
United Kingdom	22.8%
Switzerland	14.2%
France	14.0%
Germany	13.3%
Netherlands	7.9%
Sweden	5.7%
Italy	5.7%
Spain	5.7%
Denmark	2.7%
Finland	2.0%
Other	6.0%

Ultra FTSE Europe - UPV

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

UPV526

Ultra Health Care

RXL - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Ultra Health Care (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RXL	$105	0.95%

How Did the Fund Perform Last Year?

Ultra Health Care (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Health Care Select Sector Index (the “Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of 21.41% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 14.76% and a volatility of 14.53%. The Index performance was driven by gains in health care shares, supported by defensive earnings characteristics and improved sentiment toward pharmaceuticals, health care services and biotechnology-related companies. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Ultra Health Care : $31,191	S&P Health Care Select Sector Index : $25,061	S&P 500® Index : $42,817
5/31/2016	10,000	10,000	10,000
6/30/2016	10,080.43	10,103	10,026
7/31/2016	11,141.14	10,598.05	10,395.9594
8/31/2016	10,391.53	10,247.25	10,410.513743
9/30/2016	10,344.83	10,193.97	10,412.595846
10/31/2016	9,006.91	9,528.3	10,223.086602
11/30/2016	9,390.38	9,718.87	10,601.340806
12/31/2016	9,482.17	9,788.84	10,811.247354
1/31/2017	9,934.78	10,006.15	11,016.661053
2/28/2017	11,235.52	10,649.55	11,454.022497
3/31/2017	11,085.58	10,604.82	11,467.767324
4/30/2017	11,491.14	10,771.32	11,585.885328
5/31/2017	11,519.18	10,857.49	11,749.246311
6/30/2017	12,632.5	11,358.02	11,822.091638
7/31/2017	12,762.3	11,445.47	12,065.626726
8/31/2017	13,284.06	11,653.78	12,103.030169
9/30/2017	13,510.27	11,764.49	12,352.35259
10/31/2017	13,291.3	11,673.91	12,640.162405
11/30/2017	14,080.5	12,014.78	13,028.215391
12/31/2017	13,844.99	11,935.49	13,172.828582
1/31/2018	15,685.31	12,729.2	13,927.63166
2/28/2018	14,238.16	12,160.2	13,413.702052
3/31/2018	13,402.15	11,784.45	13,072.994019
4/30/2018	13,583.76	11,928.22	13,122.671397
5/31/2018	13,811.34	11,954.46	13,438.927777
6/30/2018	14,224.98	12,149.32	13,522.24913
7/31/2018	16,073.47	12,952.39	14,025.276797
8/31/2018	17,525.07	13,518.41	14,482.500821
9/30/2018	18,400.44	13,914.5	14,565.051075
10/31/2018	15,728.89	12,983.62	13,568.801582
11/30/2018	17,773.57	13,898.97	13,845.605134
12/31/2018	14,591.24	12,700.88	12,595.346991
1/31/2019	16,168.78	13,315.6	13,604.234285
2/28/2019	16,541.39	13,471.39	14,040.930205
3/31/2019	16,620.39	13,537.4	14,313.324251
4/30/2019	15,590.08	13,181.37	14,893.013883
5/31/2019	14,720.78	12,870.29	13,947.307502
6/30/2019	16,748.83	13,724.87	14,930.59268
7/31/2019	16,235.94	13,506.65	15,145.593215
8/31/2019	15,869.33	13,439.11	14,906.292842
9/30/2019	15,622.85	13,416.27	15,185.040518
10/31/2019	17,102.88	14,103.18	15,514.555898
11/30/2019	19,044.54	14,813.98	16,077.734277
12/31/2019	20,268.93	15,345.8	16,563.281852
1/31/2020	19,153.46	14,928.4	16,556.656539
2/29/2020	16,677.15	13,932.67	15,194.043706
3/31/2020	14,412.57	13,400.45	13,317.579308
4/30/2020	18,205.93	15,095.6	15,024.892976
5/31/2020	19,616.43	15,592.25	15,740.077881
6/30/2020	18,663.52	15,221.15	16,053.305431
7/31/2020	20,645	16,041.57	16,958.711857
8/31/2020	21,552.52	16,469.88	18,178.04324
9/30/2020	20,746.78	16,115.78	17,487.277597
10/31/2020	19,284.12	15,522.72	17,022.116013
11/30/2020	22,504.13	16,755.22	18,886.037716
12/31/2020	24,165.81	17,410.35	19,611.261564
1/31/2021	25,148.29	17,657.58	19,413.187823
2/28/2021	24,167.96	17,285	19,948.991807
3/31/2021	25,379.25	17,962.58	20,822.757648
4/30/2021	27,577.46	18,673.89	21,934.692906
5/31/2021	28,225.46	19,026.83	22,088.235756
6/30/2021	29,745.6	19,472.06	22,602.89165
7/31/2021	32,478.09	20,426.19	23,140.840471
8/31/2021	34,039.91	20,912.33	23,844.322021
9/30/2021	30,310.44	19,751.7	22,735.561047
10/31/2021	33,114.78	20,770.89	24,329.323877
11/30/2021	30,721.68	20,147.76	24,161.451542
12/31/2021	35,723.41	21,957.03	25,243.884571
1/31/2022	30,402.37	20,472.73	23,938.775739
2/28/2022	29,661.02	20,263.91	23,223.006344
3/31/2022	32,635.06	21,390.58	24,084.579879
4/30/2022	29,012.58	20,383.09	21,984.404514
5/31/2022	29,551.32	20,676.6	22,023.976442
6/30/2022	27,904.58	20,126.61	20,206.998386
7/31/2022	29,792.78	20,794.81	22,070.083637
8/31/2022	26,349.66	19,592.87	21,169.624224
9/30/2022	24,635.46	19,083.45	19,219.901833
10/31/2022	29,068.46	20,936.46	20,776.713882
11/30/2022	31,733.14	21,945.6	21,938.132188
12/31/2022	30,319.85	21,526.43	20,674.495774
1/31/2023	29,338.86	21,123.89	21,972.854108
2/28/2023	26,576.37	20,150.08	21,436.716468
3/31/2023	27,455.87	20,597.41	22,223.443962
4/30/2023	28,983.95	21,229.75	22,570.129688
5/31/2023	26,370.51	20,318.99	22,667.181246
6/30/2023	28,508.52	21,204.9	24,165.481926
7/31/2023	28,903.57	21,421.19	24,941.193896
8/31/2023	28,295	21,273.39	24,544.628913
9/30/2023	26,481.18	20,643.69	23,373.850114
10/31/2023	24,626.49	19,981.03	22,882.999262
11/30/2023	27,160.94	21,062.01	24,972.217094
12/31/2023	29,351.81	21,967.67	26,105.95575
1/31/2024	30,944.74	22,628.9	26,544.535807
2/29/2024	32,745.98	23,357.55	27,962.014019
3/31/2024	34,118.72	23,913.46	28,862.39087
4/30/2024	30,525.1	22,698.66	27,684.805323
5/31/2024	31,776.71	23,238.88	29,057.971667
6/30/2024	32,829.37	23,682.75	30,101.15285
7/31/2024	34,351.88	24,310.34	30,468.386914
8/31/2024	37,649.83	25,550.17	31,208.768717
9/30/2024	36,189.13	25,120.92	31,876.636367
10/31/2024	32,720.16	23,960.34	31,586.558976
11/30/2024	32,686.39	24,027.43	33,440.689988
12/31/2024	28,571.95	22,535.32	32,644.801566
1/31/2025	32,373.2	24,065.47	33,552.32705
2/28/2025	33,166.87	24,424.05	33,116.146798
3/31/2025	31,849.66	24,008.84	31,251.707733
4/30/2025	29,128.38	23,120.51	31,039.196121
5/31/2025	25,690.98	21,837.32	32,991.561557
6/30/2025	26,595.24	22,284.99	34,670.83204
7/31/2025	24,674.27	21,558.5	35,447.458678
8/31/2025	27,193.28	22,718.34	36,167.042089
9/30/2025	27,969.34	23,122.73	37,487.139125
10/31/2025	29,796.63	23,950.52	38,364.338181
11/30/2025	35,368.86	26,180.32	38,460.249026
12/31/2025	34,194.28	25,824.27	38,483.325176
1/31/2026	33,968.4	25,819.1	39,041.333391
2/28/2026	36,217	26,733.1	38,744.619257
3/31/2026	30,359.08	24,565.04	36,815.137218
4/30/2026	29,885.51	24,454.5	40,677.045112
5/31/2026	31,190.77	25,060.97	42,816.657685

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Ultra Health Care	21.41%	2.02%	12.05%
S&P Health Care Select Sector Index	14.76%	5.66%	9.62%
S&P 500® Index	29.78%	14.14%	15.64%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "S&P Health Care Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Health Care Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$72,080,745
  Number of Portfolio Holdings67
  Net Investment Advisory Fees$468,634
  Portfolio Turnover Rate4%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	78%
S&P Health Care Select Sector Index Long Swaps	122%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Health Care	100.0%

Largest Holdings

Table Summary
Holdings	% of Net Assets
Eli Lilly & Co.	12.7%
Johnson & Johnson	7.9%
AbbVie, Inc.	5.6%
UnitedHealth Group, Inc.	5.0%
Merck & Co., Inc.	4.3%
Thermo Fisher Scientific, Inc.	2.7%
Amgen, Inc.	2.6%
Gilead Sciences, Inc.	2.4%
Intuitive Surgical, Inc.	2.2%
Pfizer, Inc.	2.2%

Ultra Health Care - RXL

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

RXL526

Ultra High Yield

UJB - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Ultra High Yield (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UJB	$100	0.95%

How Did the Fund Perform Last Year?

Ultra High Yield (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Markit iBoxx $ Liquid High Yield Index (the “Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of 9.37% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 7.40% and a volatility of 2.73%. The Index performance was driven by coupon income and tight credit spreads as resilient economic conditions supported demand for below-investment-grade corporate bonds. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Ultra High Yield : $18,986	Markit iBoxx® $ Liquid High Yield Index : $16,955	Bloomberg U.S. Aggregate Bond Index : $11,748
5/31/2016	10,000	10,000	10,000
6/30/2016	10,339.3	10,080	10,180
7/31/2016	10,604.46	10,315.872	10,241.08
8/31/2016	11,017.6	10,541.789597	10,230.84
9/30/2016	11,239.84	10,592.390187	10,220.61
10/31/2016	11,008.08	10,587.093992	10,138.84
11/30/2016	10,989.58	10,541.569488	9,895.51
12/31/2016	11,386.57	10,737.64268	9,905.41
1/31/2017	11,584.09	10,854.682985	9,925.22
2/28/2017	11,930.95	11,017.50323	9,994.69
3/31/2017	11,876.93	10,987.755971	9,984.7
4/30/2017	12,059.19	11,096.534755	10,064.58
5/31/2017	12,293.89	11,204.171143	10,145.09
6/30/2017	12,314.39	11,215.375314	10,134.95
7/31/2017	12,555.11	11,336.501367	10,175.49
8/31/2017	12,557.04	11,317.229315	10,267.07
9/30/2017	12,697.32	11,405.503703	10,215.73
10/31/2017	12,706.8	11,439.720215	10,225.95
11/30/2017	12,599.56	11,393.961334	10,215.72
12/31/2017	12,649.67	11,415.60986	10,266.8
1/31/2018	12,646.1	11,466.980105	10,143.6
2/28/2018	12,409.24	11,360.33719	10,052.31
3/31/2018	12,334.84	11,296.719301	10,112.62
4/30/2018	12,434.41	11,383.70404	10,041.83
5/31/2018	12,428.36	11,404.194707	10,112.12
6/30/2018	12,433.38	11,452.092325	10,102.01
7/31/2018	12,832.83	11,589.517433	10,102.01
8/31/2018	12,992.62	11,675.279862	10,162.62
9/30/2018	13,109.35	11,738.326373	10,101.65
10/31/2018	12,569.86	11,549.339319	10,020.84
11/30/2018	12,440.83	11,493.90249	10,080.96
12/31/2018	11,891.17	11,245.634196	10,262.42
1/31/2019	13,065.86	11,783.175511	10,375.3
2/28/2019	13,359.29	11,974.062954	10,364.93
3/31/2019	13,679.2	12,089.013958	10,561.86
4/30/2019	13,921.8	12,244.962238	10,561.86
5/31/2019	13,356.55	12,074.757263	10,751.98
6/30/2019	14,180.17	12,381.456098	10,891.75
7/31/2019	14,192.15	12,453.268543	10,913.54
8/31/2019	14,351.23	12,508.062925	11,197.29
9/30/2019	14,452.5	12,545.587113	11,141.3
10/31/2019	14,417.78	12,594.514903	11,174.73
11/30/2019	14,556.49	12,646.152414	11,163.55
12/31/2019	15,083.4	12,892.752386	11,152.39
1/31/2020	14,916.34	12,850.206303	11,364.28
2/29/2020	14,507.43	12,636.892879	11,568.84
3/31/2020	11,547.93	11,346.666116	11,499.43
4/30/2020	12,610.89	11,749.472763	11,706.42
5/31/2020	13,360	12,244.125566	11,764.95
6/30/2020	13,190.34	12,225.759378	11,835.54
7/31/2020	14,558.68	12,811.373252	12,013.07
8/31/2020	14,541.62	12,907.458552	11,916.97
9/30/2020	14,252.35	12,746.11532	11,905.05
10/31/2020	14,347.11	12,789.452112	11,857.43
11/30/2020	15,303.43	13,270.335511	11,976
12/31/2020	15,882.4	13,493.277148	11,987.98
1/31/2021	15,745.05	13,524.311685	11,904.06
2/28/2021	15,649.76	13,532.426272	11,737.41
3/31/2021	16,011.58	13,585.202735	11,596.56
4/30/2021	16,203.11	13,719.696242	11,689.33
5/31/2021	16,201.57	13,744.391695	11,724.4
6/30/2021	16,618.33	13,903.826639	11,806.47
7/31/2021	16,638.18	13,930.243909	11,936.34
8/31/2021	16,822.89	14,019.39747	11,912.47
9/30/2021	16,684.87	13,995.564495	11,805.26
10/31/2021	16,569.27	13,952.178245	11,805.26
11/30/2021	16,165.57	13,804.285155	11,840.67
12/31/2021	16,897.3	14,096.936001	11,805.15
1/31/2022	15,989.23	13,692.353937	11,545.44
2/28/2022	15,704.33	13,599.245931	11,418.44
3/31/2022	15,278.16	13,479.572566	11,098.72
4/30/2022	14,017.25	12,948.477407	10,676.97
5/31/2022	14,461.54	13,075.372486	10,741.03
6/30/2022	12,452.61	12,147.021039	10,569.17
7/31/2022	14,154.02	12,974.233172	10,822.83
8/31/2022	12,916.74	12,529.216974	10,519.79
9/30/2022	11,918.76	12,061.877181	10,067.44
10/31/2022	12,662.69	12,440.620125	9,936.57
11/30/2022	13,488.8	12,718.045953	10,304.22
12/31/2022	12,962.58	12,580.691057	10,252.7
1/31/2023	13,868.08	13,081.402561	10,570.53
2/28/2023	13,288.54	12,868.1757	10,295.7
3/31/2023	13,731.06	13,039.322436	10,553.09
4/30/2023	13,729.64	13,141.029151	10,616.41
5/31/2023	13,335.32	12,979.394493	10,499.63
6/30/2023	13,746.28	13,198.74626	10,457.63
7/31/2023	14,001.53	13,382.208833	10,447.17
8/31/2023	13,983.06	13,410.311471	10,384.49
9/30/2023	13,486.33	13,246.705671	10,124.88
10/31/2023	13,148.64	13,074.498498	9,962.88
11/30/2023	14,387.06	13,681.155228	10,411.21
12/31/2023	15,249.06	14,202.407242	10,806.83
1/31/2024	15,220.29	14,172.582187	10,774.41
2/29/2024	15,241.42	14,206.596384	10,623.57
3/31/2024	15,495.04	14,362.868944	10,719.18
4/30/2024	15,006.65	14,217.803968	10,451.21
5/31/2024	15,418.62	14,389.839396	10,628.88
6/30/2024	15,493.58	14,526.54287	10,724.54
7/31/2024	16,149.23	14,831.600271	10,971.2
8/31/2024	16,532.35	15,061.490075	11,124.8
9/30/2024	17,011	15,308.498512	11,269.42
10/31/2024	16,594.23	15,222.77092	10,987.68
11/30/2024	17,057.86	15,402.399617	11,108.55
12/31/2024	16,709.53	15,333.088819	10,930.81
1/31/2025	17,086.39	15,553.885298	10,985.47
2/28/2025	17,348.66	15,656.540941	11,227.15
3/31/2025	16,901.32	15,509.369456	11,227.15
4/30/2025	16,844.87	15,523.327888	11,272.05
5/31/2025	17,361.39	15,788.776795	11,193.15
6/30/2025	17,929.86	16,080.869166	11,361.05
7/31/2025	17,901.28	16,146.80073	11,326.96
8/31/2025	18,219.84	16,337.332978	11,462.89
9/30/2025	18,479.04	16,445.159376	11,588.98
10/31/2025	18,393.57	16,481.338727	11,658.51
11/30/2025	18,608.49	16,570.337956	11,728.46
12/31/2025	18,724.72	16,687.987355	11,716.74
1/31/2026	18,889.96	16,766.420896	11,728.45
2/28/2026	18,831.75	16,786.540601	11,916.11
3/31/2026	18,404.15	16,615.317887	11,701.62
4/30/2026	18,900.43	16,877.839909	11,713.32
5/31/2026	18,985.96	16,955.477973	11,748.46

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Ultra High Yield	9.37%	3.22%	6.62%
Markit iBoxx® $ Liquid High Yield Index	7.40%	4.29%	5.42%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Neither Bloomberg nor Bloomberg's licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Key Fund Statistics

  Net Assets$8,681,046
  Number of Portfolio Holdings6
  Net Investment Advisory Fees$8,610
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
iShares® iBoxx $ High Yield Corporate Bond ETF Long Swaps	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
High Yield	100.0%

Holdings

The Ultra High Yield primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

Ultra High Yield - UJB

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

UJB526

Ultra Industrials

UXI - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Ultra Industrials (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UXI	$113	0.95%

How Did the Fund Perform Last Year?

Ultra Industrials (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Industrials Select Sector Index (the “Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of 38.86% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 22.89% and a volatility of 15.37%. The Index performance was driven by gains in industrial shares, supported by resilient capital spending, aerospace and defense demand, infrastructure-related activity and improved investor risk appetite. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Ultra Industrials : $58,149	S&P Industrials Select Sector Index : $37,295	S&P 500® Index : $42,817
5/31/2016	10,000	10,000	10,000
6/30/2016	10,113.48	10,073	10,026
7/31/2016	10,777.54	10,443.69	10,395.96
8/31/2016	10,960.8	10,540.81	10,410.51
9/30/2016	10,949.33	10,556.62	10,412.6
10/31/2016	10,425.77	10,344.44	10,223.09
11/30/2016	12,089.88	11,281.64	10,601.34
12/31/2016	12,192.86	11,323.38	10,811.25
1/31/2017	12,632.18	11,540.79	11,016.66
2/28/2017	13,463.1	11,989.73	11,454.02
3/31/2017	13,343.71	11,908.2	11,467.77
4/30/2017	13,885.64	12,134.46	11,585.89
5/31/2017	14,247.85	12,351.66	11,749.25
6/30/2017	14,556.95	12,528.29	11,822.09
7/31/2017	14,873.94	12,559.61	12,065.63
8/31/2017	14,986.7	12,593.52	12,103.03
9/30/2017	16,174.45	13,119.93	12,352.35
10/31/2017	16,819.93	13,220.96	12,640.16
11/30/2017	17,848.92	13,764.34	13,028.22
12/31/2017	18,259.33	14,052.01	13,172.83
1/31/2018	20,404.31	14,830.49	13,927.63
2/28/2018	18,540.32	14,258.04	13,413.7
3/31/2018	17,534.86	13,874.49	13,072.99
4/30/2018	16,607.03	13,487.4	13,122.67
5/31/2018	17,738.98	13,893.37	13,438.93
6/30/2018	17,079.38	13,433.5	13,522.25
7/31/2018	18,928.02	14,416.83	14,025.28
8/31/2018	19,543.67	14,460.08	14,482.5
9/30/2018	20,119.65	14,775.31	14,565.05
10/31/2018	15,906.47	13,178.1	13,568.8
11/30/2018	16,783.68	13,684.14	13,845.61
12/31/2018	13,366.43	12,219.93	12,595.35
1/31/2019	16,364.44	13,614.23	13,604.23
2/28/2019	18,522.2	14,485.54	14,040.93
3/31/2019	18,507.86	14,320.4	14,313.32
4/30/2019	20,052.13	14,908.97	14,893.01
5/31/2019	17,332.25	13,752.04	13,947.31
6/30/2019	19,998.7	14,831.57	14,930.59
7/31/2019	20,288.46	14,930.94	15,145.59
8/31/2019	19,283.59	14,539.75	14,906.29
9/30/2019	19,958.87	14,978.85	15,185.04
10/31/2019	20,252.83	15,140.62	15,514.56
11/30/2019	22,082.2	15,815.9	16,077.73
12/31/2019	22,167.47	15,806.41	16,563.28
1/31/2020	21,880.12	15,735.28	16,556.66
2/29/2020	18,058.47	14,268.75	15,194.04
3/31/2020	11,061.22	11,532	13,317.58
4/30/2020	13,351.42	12,538.75	15,024.89
5/31/2020	15,170.87	13,228.38	15,740.08
6/30/2020	15,663.09	13,492.95	16,053.31
7/31/2020	17,216.14	14,078.54	16,958.71
8/31/2020	19,630.32	15,292.11	18,178.04
9/30/2020	19,139.1	15,175.89	17,487.28
10/31/2020	18,421.68	14,958.87	17,022.12
11/30/2020	24,563.4	17,347.81	18,886.04
12/31/2020	25,759.42	17,555.98	19,611.26
1/31/2021	23,650.74	16,801.07	19,413.19
2/28/2021	26,849.4	17,958.67	19,948.99
3/31/2021	30,234.02	19,558.78	20,822.76
4/30/2021	32,907.95	20,260.94	21,934.69
5/31/2021	33,830.81	20,897.14	22,088.24
6/30/2021	33,378.33	20,435.31	22,602.89
7/31/2021	34,219.26	20,617.19	23,140.84
8/31/2021	35,346.16	20,854.28	23,844.32
9/30/2021	30,713.86	19,571.75	22,735.56
10/31/2021	34,041.61	20,918.28	24,329.32
11/30/2021	31,377.34	20,186.14	24,161.45
12/31/2021	34,657.22	21,262.06	25,243.88
1/31/2022	30,084.54	20,256.37	23,938.78
2/28/2022	27,913.35	20,080.14	23,223.01
3/31/2022	29,543.33	20,758.85	24,084.58
4/30/2022	24,840.25	19,195.7	21,984.4
5/31/2022	24,437.25	19,103.56	22,023.98
6/30/2022	20,357.73	17,689.9	20,207
7/31/2022	24,975.81	19,370.44	22,070.08
8/31/2022	23,183.13	18,826.13	21,169.62
9/30/2022	18,446.53	16,853.15	19,219.9
10/31/2022	22,692.4	19,199.11	20,776.71
11/30/2022	25,549	20,706.24	21,938.13
12/31/2022	23,277.84	20,091.27	20,674.5
1/31/2023	25,587.28	20,838.66	21,972.85
2/28/2023	24,630.34	20,653.2	21,436.72
3/31/2023	24,353.04	20,789.51	22,223.44
4/30/2023	23,603.47	20,544.19	22,570.13
5/31/2023	21,958.31	19,892.94	22,667.18
6/30/2023	26,952.66	22,138.86	24,165.48
7/31/2023	28,360.13	22,780.88	24,941.19
8/31/2023	27,022	22,327.54	24,544.63
9/30/2023	23,724.32	20,996.82	23,373.85
10/31/2023	22,168.71	20,383.71	22,883
11/30/2023	26,045.72	22,181.56	24,972.22
12/31/2023	29,613.35	23,736.48	26,105.96
1/31/2024	28,886.76	23,527.6	26,544.54
2/29/2024	32,975.02	25,228.65	27,962.01
3/31/2024	35,707.03	26,341.23	28,862.39
4/30/2024	32,951.59	25,398.22	27,684.81
5/31/2024	33,789.16	25,817.29	29,057.97
6/30/2024	32,945.87	25,577.19	30,101.15
7/31/2024	35,945.39	26,830.47	30,468.39
8/31/2024	37,678.27	27,597.82	31,208.77
9/30/2024	39,976.86	28,533.39	31,876.64
10/31/2024	38,714.08	28,176.72	31,586.56
11/30/2024	44,383.1	30,292.79	33,440.69
12/31/2024	37,344.52	27,884.51	32,644.8
1/31/2025	40,889.7	29,287.1	33,552.33
2/28/2025	39,478.83	28,865.37	33,116.15
3/31/2025	36,367.38	27,829.1	31,251.71
4/30/2025	35,656.25	27,881.98	31,039.2
5/31/2025	41,876.06	30,343.96	32,991.56
6/30/2025	44,648.71	31,427.24	34,670.83
7/31/2025	47,073.61	32,373.2	35,447.46
8/31/2025	46,766.79	32,376.43	36,167.04
9/30/2025	48,316.07	33,007.77	37,487.14
10/31/2025	48,413.4	33,162.91	38,364.34
11/30/2025	47,316.62	32,881.03	38,460.25
12/31/2025	48,200.04	33,298.62	38,483.33
1/31/2026	54,454.54	35,519.63	39,041.33
2/28/2026	62,079.21	38,048.63	38,744.62
3/31/2026	51,538.14	34,837.33	36,815.14
4/30/2026	59,523.23	37,599.93	40,677.05
5/31/2026	58,149.12	37,295.37	42,816.66

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Ultra Industrials	38.86%	11.44%	19.25%
S&P Industrials Select Sector Index	22.89%	12.28%	14.06%
S&P 500® Index	29.78%	14.14%	15.64%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "S&P Industrial Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Industrial Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$28,452,186
  Number of Portfolio Holdings86
  Net Investment Advisory Fees$104,862
  Portfolio Turnover Rate4%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	63%
S&P Industrials Select Sector Index Long Swaps	137%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Industrials	100.0%

Largest Holdings

Table Summary
Holdings	% of Net Assets
Caterpillar, Inc.	4.7%
General Electric Co.	3.9%
GE Vernova, Inc.	3.0%
RTX Corp.	2.8%
Boeing Co. (The)	2.1%
Union Pacific Corp.	1.8%
Eaton Corp. plc	1.8%
Honeywell International, Inc.	1.8%
Uber Technologies, Inc.	1.7%
Deere & Co.	1.6%

Ultra Industrials - UXI

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

UXI526

Ultra Materials

UYM - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Ultra Materials (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UYM	$111	0.95%

How Did the Fund Perform Last Year?

Ultra Materials (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Materials Select Sector Index (the “Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of 33.74% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 20.91% and a volatility of 16.75%. The Index performance was driven by gains in materials shares, supported by improved cyclical demand expectations, strength in metals-related companies and better global risk appetite. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Ultra Materials : $31,356	S&P Materials Select Sector Index : $26,814	S&P 500® Index : $42,817
5/31/2016	10,000	10,000	10,000
6/30/2016	9,786.02	9,921	10,026
7/31/2016	10,897.96	10,431.93	10,395.96
8/31/2016	10,837.34	10,411.07	10,410.51
9/30/2016	10,603.34	10,279.89	10,412.6
10/31/2016	10,186.25	10,062.98	10,223.09
11/30/2016	11,910.77	10,753.3	10,601.34
12/31/2016	11,785.29	10,769.43	10,811.25
1/31/2017	12,823.17	11,266.98	11,016.66
2/28/2017	13,285.97	11,344.72	11,454.02
3/31/2017	13,511.38	11,399.18	11,467.77
4/30/2017	13,560.55	11,562.19	11,585.89
5/31/2017	13,238.08	11,551.78	11,749.25
6/30/2017	13,631.68	11,764.33	11,822.09
7/31/2017	14,265.41	11,945.5	12,065.63
8/31/2017	14,561.06	12,049.43	12,103.03
9/30/2017	15,679.56	12,467.54	12,352.35
10/31/2017	16,827.33	12,947.55	12,640.16
11/30/2017	17,034.68	13,079.61	13,028.22
12/31/2017	17,787.7	13,345.13	13,172.83
1/31/2018	19,150.39	13,890.94	13,927.63
2/28/2018	17,086.47	13,163.06	13,413.7
3/31/2018	15,549.97	12,611.52	13,072.99
4/30/2018	15,888.8	12,629.18	13,122.67
5/31/2018	16,578.6	12,893.13	13,438.93
6/30/2018	16,415.69	12,924.07	13,522.25
7/31/2018	17,466.35	13,292.41	14,025.28
8/31/2018	17,076.97	13,208.67	14,482.5
9/30/2018	16,149.55	12,960.34	14,565.05
10/31/2018	12,978.81	11,769.29	13,568.8
11/30/2018	13,512.64	12,230.65	13,845.61
12/31/2018	11,567.43	11,378.17	12,595.35
1/31/2019	12,885.21	12,005.11	13,604.23
2/28/2019	13,718.03	12,398.87	14,040.93
3/31/2019	13,593.09	12,552.62	14,313.32
4/30/2019	14,322.82	13,004.51	14,893.01
5/31/2019	11,579.91	11,939.44	13,947.31
6/30/2019	14,607.94	13,337.55	14,930.59
7/31/2019	14,168.52	13,290.87	15,145.59
8/31/2019	12,841.96	12,925.37	14,906.29
9/30/2019	13,718.82	13,323.47	15,185.04
10/31/2019	13,635.74	13,320.81	15,514.56
11/30/2019	14,546.48	13,744.41	16,077.73
12/31/2019	15,503.4	14,159.49	16,563.28
1/31/2020	13,213.95	13,280.19	16,556.66
2/29/2020	10,949.92	12,160.67	15,194.04
3/31/2020	7,079.92	10,438.72	13,317.58
4/30/2020	9,521.97	12,026.45	15,024.89
5/31/2020	10,951.18	12,863.49	15,740.08
6/30/2020	11,323.2	13,138.77	16,053.31
7/31/2020	13,007.52	14,074.25	16,958.71
8/31/2020	14,126.59	14,699.14	18,178.04
9/30/2020	13,748.05	14,906.4	17,487.28
10/31/2020	13,267.26	14,800.57	17,022.12
11/30/2020	17,005.2	16,656.56	18,886.04
12/31/2020	18,041.75	17,057.98	19,611.26
1/31/2021	17,202.57	16,655.41	19,413.19
2/28/2021	18,616.78	17,294.98	19,948.99
3/31/2021	21,889.12	18,609.4	20,822.76
4/30/2021	23,757.76	19,608.72	21,934.69
5/31/2021	26,644.56	20,610.73	22,088.24
6/30/2021	23,549.41	19,532.79	22,602.89
7/31/2021	24,398.13	19,933.21	23,140.84
8/31/2021	24,362.16	20,317.92	23,844.32
9/30/2021	21,114.37	18,855.03	22,735.56
10/31/2021	24,500.62	20,293.67	24,329.32
11/30/2021	23,941.95	20,194.23	24,161.45
12/31/2021	27,948.94	21,722.93	25,243.88
1/31/2022	24,109.71	20,237.08	23,938.78
2/28/2022	24,941.82	19,986.14	23,223.01
3/31/2022	29,128.75	21,207.3	24,084.58
4/30/2022	26,049.94	20,467.16	21,984.4
5/31/2022	26,789.7	20,700.49	22,023.98
6/30/2022	18,968.07	17,835.54	20,207
7/31/2022	21,287.92	18,930.64	22,070.08
8/31/2022	20,030.68	18,273.75	21,169.62
9/30/2022	16,263.93	16,565.15	19,219.9
10/31/2022	19,538.44	18,056.02	20,776.71
11/30/2022	24,122.5	20,179.41	21,938.13
12/31/2022	21,436.22	19,057.43	20,674.5
1/31/2023	25,900.75	20,768.79	21,972.85
2/28/2023	24,418.4	20,083.42	21,436.72
3/31/2023	23,343.53	19,874.55	22,223.44
4/30/2023	23,117.1	19,846.73	22,570.13
5/31/2023	19,899.75	18,487.22	22,667.18
6/30/2023	24,304.42	20,530.06	24,165.48
7/31/2023	25,800.72	21,230.14	24,941.19
8/31/2023	23,939.94	20,533.79	24,544.63
9/30/2023	21,536.93	19,552.27	23,373.85
10/31/2023	20,008.73	18,930.51	22,883
11/30/2023	23,286.56	20,513.1	24,972.22
12/31/2023	25,266.31	21,446.45	26,105.96
1/31/2024	23,189.05	20,620.76	26,544.54
2/29/2024	26,093.79	21,965.23	27,962.01
3/31/2024	29,385.07	23,386.39	28,862.39
4/30/2024	26,551.13	22,312.95	27,684.81
5/31/2024	28,072.54	23,031.43	29,057.97
6/30/2024	26,235.14	22,333.58	30,101.15
7/31/2024	28,328.78	23,302.85	30,468.39
8/31/2024	29,428.97	23,852.8	31,208.77
9/30/2024	30,817.11	24,501.6	31,876.64
10/31/2024	28,720.43	23,729.8	31,586.56
11/30/2024	29,402.47	24,088.12	33,440.69
12/31/2024	23,234.45	21,491.42	32,644.8
1/31/2025	25,729.3	22,692.79	33,552.33
2/28/2025	25,568.72	22,690.52	33,116.15
3/31/2025	23,997.6	22,075.6	31,251.71
4/30/2025	22,348.42	21,561.24	31,039.2
5/31/2025	23,446.39	22,175.74	32,991.56
6/30/2025	24,341.89	22,668.04	34,670.83
7/31/2025	24,095.73	22,649.91	35,447.46
8/31/2025	26,453.56	23,820.91	36,167.04
9/30/2025	25,053.29	23,258.73	37,487.14
10/31/2025	22,684.72	22,219.07	38,364.34
11/30/2025	24,554.79	23,194.48	38,460.25
12/31/2025	25,350.32	23,646.78	38,483.33
1/31/2026	29,761.78	25,715.87	39,041.33
2/28/2026	34,683.32	27,865.72	38,744.62
3/31/2026	30,345.81	26,182.63	36,815.14
4/30/2026	31,976.15	26,965.49	40,677.05
5/31/2026	31,356.31	26,814.48	42,816.66

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Ultra Materials	33.74%	3.31%	12.11%
S&P Materials Select Sector Index	20.91%	5.40%	10.36%
S&P 500® Index	29.78%	14.14%	15.64%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "S&P Materials Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Materials Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$40,026,631
  Number of Portfolio Holdings32
  Net Investment Advisory Fees$192,447
  Portfolio Turnover Rate18%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	72%
S&P Materials Select Sector Index Long Swaps	128%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Materials	100.0%

Largest Holdings

Table Summary
Holdings	% of Net Assets
Linde plc	10.2%
Newmont Corp.	5.3%
Nucor Corp.	4.6%
Freeport-McMoRan, Inc.	4.2%
Vulcan Materials Co.	3.3%
CRH plc	3.3%
Air Products and Chemicals, Inc.	3.2%
Steel Dynamics, Inc.	3.2%
Corteva, Inc.	3.1%
Sherwin-Williams Co. (The)	3.1%

Ultra Materials - UYM

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

UYM526

Ultra MidCap400

MVV - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Ultra MidCap400 (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MVV	$117	0.95%

How Did the Fund Perform Last Year?

Ultra MidCap400 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P MidCap 400 Index (the "Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of 45.85% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 25.88% and a volatility of 15.45%. The Index performance was driven by strength in mid-cap equities as investor risk appetite improved, corporate earnings remained resilient and market leadership broadened. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund's Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Ultra MidCap400 : $35,801	S&P MidCap 400® Index : $29,176	S&P Composite 1500 Index : $41,396
5/31/2016	10,000	10,000	10,000
6/30/2016	10,027.45	10,042	10,028
7/31/2016	10,881.9	10,472.8018	10,406.06
8/31/2016	10,966.88	10,525.165809	10,426.87
9/30/2016	10,789.7	10,457.804748	10,425.83
10/31/2016	10,197.53	10,177.535581	10,220.44
11/30/2016	11,856.02	10,992.756181	10,658.89
12/31/2016	12,349.32	11,233.497541	10,876.33
1/31/2017	12,731.64	11,422.2203	11,072.11
2/28/2017	13,378.83	11,721.482471	11,491.74
3/31/2017	13,232.46	11,675.76869	11,499.79
4/30/2017	13,416.64	11,773.845147	11,615.93
5/31/2017	13,249.37	11,716.153306	11,750.68
6/30/2017	13,639.24	11,905.954989	11,841.16
7/31/2017	13,845.82	12,010.727393	12,070.88
8/31/2017	13,380.7	11,826.963264	12,081.74
9/30/2017	14,411.48	12,290.580224	12,366.87
10/31/2017	15,032.53	12,568.347337	12,648.83
11/30/2017	16,115.03	13,030.862519	13,043.48
12/31/2017	16,141.61	13,059.530417	13,173.91
1/31/2018	17,024.93	13,434.338939	13,889.26
2/28/2018	15,446.6	12,839.197724	13,369.8
3/31/2018	15,651.73	12,958.602263	13,079.67
4/30/2018	15,493.15	12,924.909897	13,126.76
5/31/2018	16,734.5	13,458.708676	13,474.62
6/30/2018	16,817.84	13,515.235253	13,558.16
7/31/2018	17,350.22	13,753.103393	14,042.19
8/31/2018	18,410.85	14,191.827391	14,505.58
9/30/2018	17,956.58	14,035.71729	14,554.9
10/31/2018	14,583.54	12,695.306289	13,517.14
11/30/2018	15,421.39	13,091.399845	13,799.64
12/31/2018	12,000.09	11,609.453383	12,520.42
1/31/2019	14,543.04	12,823.802206	13,553.35
2/28/2019	15,745.49	13,367.53142	14,001.97
3/31/2019	15,489.6	13,291.336491	14,228.8
4/30/2019	16,684.85	13,825.648218	14,803.64
5/31/2019	14,035.71	12,723.744055	13,838.44
6/30/2019	16,196.44	13,695.838101	14,820.97
7/31/2019	16,497.61	13,858.818574	15,029.95
8/31/2019	15,021.38	13,278.134076	14,754.9
9/30/2019	15,892.78	13,684.444978	15,047.05
10/31/2019	16,175.41	13,839.079207	15,361.53
11/30/2019	17,095.09	14,250.099859	15,909.94
12/31/2019	18,012.19	14,650.527665	16,387.24
1/31/2020	17,017.24	14,268.148893	16,338.08
2/29/2020	13,836.82	12,914.101563	14,975.48
3/31/2020	7,929.11	10,298.995997	13,016.69
4/30/2020	10,067	11,759.393629	14,694.54
5/31/2020	11,438.33	12,619.005303	15,413.1
6/30/2020	11,563.58	12,778.00477	15,719.82
7/31/2020	12,597.38	13,367.07079	16,592.27
8/31/2020	13,464.26	13,836.254975	17,738.8
9/30/2020	12,527.81	13,386.576688	17,066.5
10/31/2020	13,016.62	13,677.065402	16,677.38
11/30/2020	16,897.43	15,630.150342	18,561.93
12/31/2020	19,115.32	16,649.236144	19,324.82
1/31/2021	19,591.5	16,898.974686	19,193.41
2/28/2021	22,255.89	18,048.104965	19,794.17
3/31/2021	24,222.63	18,890.951466	20,659.17
4/30/2021	26,369.63	19,741.044282	21,731.38
5/31/2021	26,383.12	19,780.526371	21,883.5
6/30/2021	25,761.05	19,578.765002	22,338.68
7/31/2021	25,829.96	19,645.332803	22,814.49
8/31/2021	26,778.74	20,028.416793	23,487.52
9/30/2021	24,615.82	19,233.288646	22,416.49
10/31/2021	27,523.89	20,366.129347	23,952.02
11/30/2021	25,825.8	19,767.365144	23,746.03
12/31/2021	28,364.73	20,771.547294	24,819.35
1/31/2022	24,292.6	19,273.918734	23,494
2/28/2022	24,710.1	19,487.859232	22,869.06
3/31/2022	25,199.73	19,756.791689	23,669.47
4/30/2022	21,618.81	18,352.0838	21,631.53
5/31/2022	21,705.36	18,489.724429	21,687.77
6/30/2022	17,522.89	16,711.012939	19,879.01
7/31/2022	21,403.59	18,524.157842	21,733.73
8/31/2022	19,942.95	17,949.908949	20,857.86
9/30/2022	16,279.59	16,300.312317	18,932.68
10/31/2022	19,660.94	18,015.105173	20,511.66
11/30/2022	21,879.47	19,117.629609	21,656.21
12/31/2022	19,347.82	18,058.512929	20,406.65
1/31/2023	22,899.95	19,725.313672	21,741.24
2/28/2023	21,918.11	19,368.285495	21,225.98
3/31/2023	20,294.67	18,746.56353	21,869.12
4/30/2023	19,840.71	18,600.340335	22,157.8
5/31/2023	18,439.88	18,006.989478	22,197.68
6/30/2023	21,769.18	19,656.429714	23,702.68
7/31/2023	23,441.76	20,468.240262	24,489.61
8/31/2023	21,920.46	19,876.708118	24,065.94
9/30/2023	19,524.52	18,831.193271	22,905.96
10/31/2023	17,331.91	17,825.60755	22,360.8
11/30/2023	20,206.36	19,342.566753	24,391.16
12/31/2023	23,668.61	21,029.238574	25,605.84
1/31/2024	22,692.89	20,669.638594	25,948.96
2/29/2024	25,258.76	21,897.415127	27,329.45
3/31/2024	27,973.19	23,123.670374	28,244.98
4/30/2024	24,507.58	21,731.625417	27,050.22
5/31/2024	26,504.17	22,685.643773	28,383.79
6/30/2024	25,493.55	22,327.210601	29,280.72
7/31/2024	28,284.37	23,624.421537	29,775.57
8/31/2024	27,932.02	23,605.522	30,424.67
9/30/2024	28,363.01	23,879.346055	31,048.38
10/31/2024	27,773.19	23,709.802698	30,756.53
11/30/2024	32,606.89	25,798.636316	32,651.13
12/31/2024	27,887.31	23,961.77341	31,736.9
1/31/2025	29,843.31	24,884.301687	32,641.4
2/28/2025	27,128.77	23,801.834563	32,125.66
3/31/2025	23,995.85	22,499.874213	30,313.78
4/30/2025	22,312.4	21,993.627043	30,056.11
5/31/2025	24,546.51	23,181.282903	31,925.6
6/30/2025	26,159.63	24,011.172831	33,515.49
7/31/2025	26,826.87	24,400.153831	34,246.13
8/31/2025	28,456.07	25,227.319046	35,002.97
9/30/2025	28,541.75	25,343.364713	36,200.07
10/31/2025	28,046.38	25,224.250899	36,967.51
11/30/2025	29,014.44	25,741.348043	37,111.69
12/31/2025	28,870.86	25,759.366986	37,133.95
1/31/2026	31,060.56	26,802.621349	37,757.8
2/28/2026	33,460.86	27,906.889349	37,595.45
3/31/2026	29,693.27	26,402.708013	35,723.19
4/30/2026	34,315.54	28,477.960863	39,420.54
5/31/2026	35,801.46	29,175.670904	41,395.51

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Ultra MidCap400	45.85%	6.30%	13.60%
S&P MidCap 400® Index	25.88%	8.07%	11.30%
S&P Composite 1500 Index	29.67%	13.59%	15.26%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"Standard & Poor's®," "S&P®," and "S&P MidCap 400®" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProShares. This ETF is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$159,760,953
  Number of Portfolio Holdings411
  Net Investment Advisory Fees$1,041,005
  Portfolio Turnover Rate17%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	76%
S&P MidCap 400® Long Swaps	84%
SPDR® S&P MidCap 400® ETF Trust Long Swaps	25%
S&P Midcap 400® E-Mini Index Futures	16%
Total	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Industrials	25.9%
Information Technology	15.7%
Financials	14.3%
Consumer Discretionary	10.9%
Health Care	8.8%
Real Estate	6.7%
Materials	5.7%
Energy	4.7%
Consumer Staples	3.1%
Utilities	3.2%
Other	1.0%

Largest Holdings

Table Summary
Holdings	% of Net Assets
Flex Ltd.	1.2%
Twilio, Inc., Class A	0.6%
TechnipFMC plc	0.6%
Curtiss-Wright Corp.	0.6%
nVent Electric plc	0.6%
Sterling Infrastructure, Inc.	0.6%
XPO, Inc.	0.5%
Everpure, Inc., Class A	0.5%
Illumina, Inc.	0.5%
United Therapeutics Corp.	0.5%

Ultra MidCap400 - MVV

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

MVV526

Ultra MSCI Brazil Capped

UBR - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Ultra MSCI Brazil Capped (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBR	$129	0.95%

How Did the Fund Perform Last Year?

Ultra MSCI Brazil Capped (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI Brazil 25/50 Index (the "Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of 71.08% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 40.14% and a volatility of 22.18%. The Index performance was driven by strength in Brazilian equities, supported by improved investor risk appetite, commodity exposure and optimism regarding local monetary policy and economic conditions. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Ultra MSCI Brazil Capped : $10,102	MSCI Brazil 25/50 Index : $25,244	MSCI Emerging Markets Index : $27,557
5/31/2016	10,000	10,000	10,000
6/30/2016	13,989.1	11,938	10,400
7/31/2016	16,913.85	13,124.6372	10,923.12
8/31/2016	17,102.25	13,237.50908	11,195.105688
9/30/2016	17,113.7	13,279.869109	11,339.522551
10/31/2016	21,359.15	15,083.275334	11,366.737405
11/30/2016	16,482.11	13,344.173688	10,843.867485
12/31/2016	16,582.11	13,493.628433	10,867.723993
1/31/2017	20,162.87	14,824.100197	11,462.188496
2/28/2017	20,995.61	15,470.430965	11,812.931464
3/31/2017	20,462.03	14,831.502167	12,110.617337
4/30/2017	20,022.26	14,862.648321	12,375.839856
5/31/2017	17,032.21	14,115.057111	12,742.164716
6/30/2017	16,213.38	13,841.225003	12,870.86058
7/31/2017	19,795.45	15,331.924935	13,637.96387
8/31/2017	22,055.21	16,274.838319	13,942.090465
9/30/2017	23,851.17	16,922.576884	13,886.322103
10/31/2017	21,974.77	16,296.441539	14,373.732008
11/30/2017	20,201.27	15,809.177937	14,402.479472
12/31/2017	22,419.08	16,536.400122	14,919.528486
1/31/2018	29,481.29	19,183.877782	16,162.325208
2/28/2018	27,797	18,702.36245	15,417.242016
3/31/2018	26,876.14	18,283.429531	15,110.4389
4/30/2018	23,694.66	17,546.607321	15,063.59654
5/31/2018	16,591.64	14,747.923453	14,530.345222
6/30/2018	13,648.52	13,573.988746	13,927.335895
7/31/2018	17,101.2	15,130.925255	14,233.737285
8/31/2018	13,566.74	13,431.722349	13,849.426378
9/30/2018	14,452.51	14,345.079469	13,776.024419
10/31/2018	19,995.66	16,918.586726	12,576.132692
11/30/2018	19,371.26	16,612.360306	13,094.269359
12/31/2018	18,224.56	16,371.481081	12,747.271221
1/31/2019	25,373.87	19,336.356305	13,863.932179
2/28/2019	22,581.66	18,450.751187	13,894.43283
3/31/2019	20,167.77	17,712.721139	14,011.146066
4/30/2019	20,370.1	17,602.902268	14,306.781248
5/31/2019	20,357.63	17,930.31625	13,268.108929
6/30/2019	22,800.04	19,033.0307	14,096.038927
7/31/2019	23,438.85	19,573.568771	13,924.067252
8/31/2019	19,573.39	17,790.416656	13,244.57277
9/30/2019	20,524.45	18,236.956114	13,497.54411
10/31/2019	22,780.62	19,343.939351	14,067.140471
11/30/2019	20,523	18,550.837837	14,047.446475
12/31/2019	26,251.4	20,891.953572	15,095.385982
1/31/2020	22,136.9	19,406.535673	14,391.940995
2/29/2020	16,837.72	16,875.923421	13,633.485704
3/31/2020	4,696.76	10,451.259375	11,533.928906
4/30/2020	4,943.4	11,009.356626	12,590.436794
5/31/2020	5,861.75	11,937.445389	12,687.383157
6/30/2020	6,526.72	12,789.77899	13,619.905819
7/31/2020	8,266.57	14,636.623076	14,837.525399
8/31/2020	6,882.56	13,345.672921	15,165.434711
9/30/2020	5,843.62	12,411.475816	14,922.787755
10/31/2020	5,452.12	12,083.812855	15,230.197183
11/30/2020	8,249.89	14,909.0083	16,638.990422
12/31/2020	10,320.25	16,902.34271	17,861.956218
1/31/2021	8,665.94	15,568.74787	18,410.318274
2/28/2021	7,453.04	14,628.395499	18,550.236693
3/31/2021	8,092.75	15,258.879345	18,270.128119
4/30/2021	9,084.99	16,235.447623	18,725.054309
5/31/2021	10,802.14	17,737.226528	18,940.392434
6/30/2021	12,020.87	18,670.204643	19,192.299653
7/31/2021	10,105.59	17,544.391303	17,900.657887
8/31/2021	9,506.77	17,135.606986	18,369.655123
9/30/2021	7,323.68	14,957.671338	17,640.379815
10/31/2021	6,023.07	13,621.951287	17,815.019575
11/30/2021	5,845.66	13,442.14153	17,088.166776
12/31/2021	6,290.89	14,037.6284	17,409.424312
1/31/2022	7,913.74	15,820.407207	17,080.386192
2/28/2022	8,539.85	16,537.071654	16,569.682645
3/31/2022	11,169.84	19,030.862059	16,195.207817
4/30/2022	8,310.47	16,452.18025	15,294.754263
5/31/2022	9,483.62	17,806.194685	15,362.051181
6/30/2022	6,192.72	14,430.140172	14,340.474778
7/31/2022	6,865.84	15,231.012952	14,304.623591
8/31/2022	7,486.73	16,157.058539	14,364.70301
9/30/2022	6,920.35	15,596.408608	12,681.159817
10/31/2022	8,186.73	16,967.332925	12,288.043863
11/30/2022	7,411.83	16,519.395336	14,110.360768
12/31/2022	6,639.59	16,033.725113	13,911.404681
1/31/2023	7,650.28	17,170.516223	15,010.405651
2/28/2023	6,100.68	15,616.584505	14,037.731365
3/31/2023	6,041.83	15,599.406262	14,463.074625
4/30/2023	6,356.72	16,137.585778	14,299.641882
5/31/2023	6,532.69	16,231.183776	14,059.407898
6/30/2023	8,583.64	18,784.348983	14,593.665398
7/31/2023	9,261.02	19,685.997735	15,502.850752
8/31/2023	7,584.02	18,059.934322	14,547.875146
9/30/2023	7,416.33	18,097.860184	14,166.720817
10/31/2023	6,899.75	17,433.668715	13,615.635377
11/30/2023	8,900.95	19,907.506306	14,704.886208
12/31/2023	9,984.66	21,334.874508	15,279.847258
1/31/2024	8,774.87	20,073.983424	14,570.862346
2/29/2024	8,724.38	20,144.242366	15,264.435393
3/31/2024	8,346.74	19,785.674852	15,600.252972
4/30/2024	7,562.53	18,966.547913	15,712.574793
5/31/2024	6,814.19	18,014.427208	15,800.565212
6/30/2024	6,131.06	17,355.099172	16,423.107482
7/31/2024	6,268.01	17,599.806071	16,472.376804
8/31/2024	7,171.38	18,754.353349	16,737.582071
9/30/2024	6,941.99	18,638.076358	17,855.652553
10/31/2024	6,112.75	17,573.842198	17,061.076014
11/30/2024	5,098.62	16,345.430628	16,448.583385
12/31/2024	4,278.28	15,013.278032	16,425.555369
1/31/2025	5,364.15	16,846.39928	16,719.57281
2/28/2025	4,812.52	16,049.564594	16,799.826759
3/31/2025	5,478.79	17,099.206118	16,905.665668
4/30/2025	5,889.01	17,998.62436	17,127.129888
5/31/2025	5,904.88	18,011.223397	17,858.458334
6/30/2025	6,835.35	19,408.894333	18,931.75168
7/31/2025	5,736.1	18,054.153509	19,300.920838
8/31/2025	7,008.42	19,904.704243	19,547.972625
9/30/2025	7,690.27	20,989.510624	20,945.652667
10/31/2025	7,708.27	21,132.239297	21,821.180949
11/30/2025	8,888.5	22,757.308499	21,299.654724
12/31/2025	8,394.25	22,472.842142	21,936.5144
1/31/2026	11,278.78	26,205.581222	23,877.895925
2/28/2026	12,220.74	27,266.907262	25,191.180201
3/31/2026	11,767.63	26,727.022498	21,901.212066
4/30/2026	12,478.38	27,798.7761	25,122.880361
5/31/2026	10,102.05	25,244.068576	27,557.287468

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Ultra MSCI Brazil Capped	71.08%	-1.33%	0.10%
MSCI Brazil 25/50 Index	40.14%	7.30%	9.69%
MSCI Emerging Markets Index	54.31%	7.78%	10.66%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"MSCI" is a service mark of MSCI and has been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by MSCI and MSCI makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$3,844,185
  Number of Portfolio Holdings6
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
iShares® MSCI Brazil Capped ETF Long Swaps	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Financials	35.4%
Energy	16.3%
Materials	14.9%
Utilities	12.9%
Industrials	8.4%
Consumer Staples	5.7%
Consumer Discretionary	2.3%
Communication Services	2.1%
Health Care	1.2%
Information Technology	0.8%

Holdings

The Ultra MSCI Brazil Capped primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

Ultra MSCI Brazil Capped - UBR

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

UBR526

Ultra MSCI EAFE

EFO - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Ultra MSCI EAFE (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EFO	$113	0.95%

How Did the Fund Perform Last Year?

Ultra MSCI EAFE (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI EAFE Index (the "Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of 37.32% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 22.80% and a volatility of 13.42%. The Index performance was driven by strength in developed international equities, supported by improved global risk appetite, corporate earnings and U.S. dollar weakness during portions of the period. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Ultra MSCI EAFE : $26,986	MSCI EAFE Index : $24,284
5/31/2016	10,000	10,000
6/30/2016	9,379.76	9,664
7/31/2016	10,111.46	10,153.9648
8/31/2016	10,200.73	10,161.072575
9/30/2016	10,441.97	10,286.053768
10/31/2016	9,968.59	10,075.189666
11/30/2016	9,595.02	9,874.6933914
12/31/2016	10,098.88	10,212.407905
1/31/2017	10,749.1	10,508.567735
2/28/2017	10,987.09	10,658.840253
3/31/2017	11,679.23	10,951.95836
4/30/2017	12,216.23	11,230.138103
5/31/2017	13,057.93	11,642.284171
6/30/2017	13,096.77	11,621.328059
7/31/2017	13,765.31	11,956.022308
8/31/2017	13,707.67	11,951.239899
9/30/2017	14,325.56	12,248.825772
10/31/2017	14,772.16	12,435.007924
11/30/2017	14,923.67	12,565.575507
12/31/2017	15,277.53	12,767.881273
1/31/2018	16,783.95	13,408.828913
2/28/2018	15,084.02	12,804.090729
3/31/2018	14,761.15	12,551.850141
4/30/2018	15,155.54	12,860.625655
5/31/2018	14,517.08	12,571.261578
6/30/2018	13,999.43	12,417.892186
7/31/2018	14,742.25	12,723.372334
8/31/2018	14,009.92	12,477.811248
9/30/2018	14,220.78	12,586.368206
10/31/2018	11,914.45	11,584.493297
11/30/2018	11,953.94	11,569.433455
12/31/2018	10,628.24	11,008.315933
1/31/2019	12,002.8	11,731.56229
2/28/2019	12,555.92	12,030.717128
3/31/2019	12,719.22	12,106.510646
4/30/2019	13,409.68	12,446.703595
5/31/2019	12,012.42	11,849.261823
6/30/2019	13,408.95	12,551.923049
7/31/2019	12,830.89	12,392.513626
8/31/2019	12,255.51	12,071.547523
9/30/2019	12,990.61	12,418.000937
10/31/2019	13,809.99	12,863.80717
11/30/2019	14,075.16	13,009.168192
12/31/2019	14,877.91	13,431.966158
1/31/2020	13,992.63	13,151.238065
2/29/2020	11,822.63	11,962.366144
3/31/2020	8,194.82	10,365.390264
4/30/2020	9,057.9	11,034.994475
5/31/2020	10,005.56	11,515.016734
6/30/2020	10,626.75	11,906.527303
7/31/2020	11,001.24	12,183.94939
8/31/2020	12,027.36	12,810.204388
9/30/2020	11,494.44	12,477.139074
10/31/2020	10,652.36	11,979.301225
11/30/2020	13,840.92	13,836.092915
12/31/2020	15,220.43	14,479.471235
1/31/2021	14,930.48	14,324.540893
2/28/2021	15,564.98	14,645.410609
3/31/2021	16,306.52	14,982.255053
4/30/2021	17,236.07	15,433.22093
5/31/2021	18,396.48	15,987.273562
6/30/2021	17,952.31	15,757.056823
7/31/2021	18,175.26	15,875.234749
8/31/2021	18,663.34	16,154.63888
9/30/2021	17,408.84	15,686.154353
10/31/2021	18,493.54	16,072.03375
11/30/2021	16,801.43	15,324.68418
12/31/2021	18,245.48	16,109.30801
1/31/2022	16,889.54	15,331.228434
2/28/2022	15,675.6	15,059.86569
3/31/2022	15,692.47	15,156.248831
4/30/2022	13,590.34	14,175.639531
5/31/2022	14,024.84	14,281.956828
6/30/2022	11,565.19	12,956.591234
7/31/2022	12,699.74	13,601.829478
8/31/2022	11,103.61	12,955.742577
9/30/2022	9,035.6	11,744.380646
10/31/2022	10,000.44	12,376.228325
11/30/2022	12,621.9	13,769.791635
12/31/2022	12,043.54	13,780.807468
1/31/2023	14,189.36	14,897.052873
2/28/2023	13,224.84	14,585.704468
3/31/2023	13,917.65	14,947.429939
4/30/2023	14,644.9	15,368.947463
5/31/2023	13,387.66	14,718.840985
6/30/2023	14,480.33	15,388.54825
7/31/2023	15,160.93	15,887.137213
8/31/2023	13,855.92	15,278.659858
9/30/2023	12,768.21	14,756.129691
10/31/2023	11,930.18	14,158.506438
11/30/2023	13,840.22	15,472.415836
12/31/2023	15,244.17	16,294.001117
1/31/2024	14,990.45	16,388.506323
2/29/2024	15,774.82	16,688.415989
3/31/2024	16,738.98	17,219.107618
4/30/2024	15,548.1	16,797.239481
5/31/2024	17,019.24	17,447.292649
6/30/2024	16,293.67	17,166.391237
7/31/2024	17,018.25	17,669.3665
8/31/2024	17,990.92	18,243.620912
9/30/2024	18,156.83	18,411.462224
10/31/2024	16,194.78	17,409.878679
11/30/2024	15,981.17	17,310.642371
12/31/2024	14,950.96	16,917.690789
1/31/2025	16,306.47	17,807.561324
2/28/2025	17,177.62	18,153.028014
3/31/2025	17,103.52	18,080.415902
4/30/2025	18,027.58	18,908.49895
5/31/2025	19,651.88	19,774.508202
6/30/2025	20,465.44	20,209.547383
7/31/2025	19,478.09	19,926.613719
8/31/2025	21,132.29	20,775.487464
9/30/2025	21,893.46	21,172.299274
10/31/2025	22,270.66	21,422.132406
11/30/2025	22,461.87	21,554.949627
12/31/2025	23,563.45	22,201.598115
1/31/2026	25,770.01	23,360.521537
2/28/2026	28,039.37	24,442.113684
3/31/2026	23,541.38	21,927.020186
4/30/2026	25,911.86	23,560.58319
5/31/2026	26,986.21	24,283.893094

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Ultra MSCI EAFE	37.32%	7.96%	10.44%
MSCI EAFE Index	22.80%	8.71%	9.27%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"MSCI" and "EAFE" are service marks of MSCI and have been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by MSCI and MSCI makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$29,505,475
  Number of Portfolio Holdings7
  Net Investment Advisory Fees$103,825
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
iShares® MSCI EAFE ETF Long Swaps	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Financials	24.6%
Industrials	19.5%
Information Technology	10.8%
Health Care	10.2%
Consumer Discretionary	8.5%
Consumer Staples	6.7%
Materials	6.3%
Communication Services	4.2%
Utilities	3.8%
Energy	3.7%
Other	1.7%

Holdings

The Ultra MSCI EAFE primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

Country Weights

Table Summary
Country	% of Exposure
Japan	23.6%
United Kingdom	14.5%
France	10.0%
Switzerland	9.3%
Germany	9.0%
Australia	6.5%
Netherlands	5.7%
Spain	3.8%
Sweden	3.6%
Italy	3.3%
Other	10.7%

Ultra MSCI EAFE - EFO

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

EFO526

Ultra MSCI Emerging Markets

EET - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Ultra MSCI Emerging Markets (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EET	$150	0.95%

How Did the Fund Perform Last Year?

Ultra MSCI Emerging Markets (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI Emerging Markets Index (the “Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of 114.85% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 54.31% and a volatility of 18.17%. The Index performance was driven by strength in emerging market equities, supported by improved global risk appetite, a softer U.S. dollar and gains in Asia and other cyclical markets. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Ultra MSCI Emerging Markets : $28,620	MSCI Emerging Markets Index : $27,557
5/31/2016	10,000	10,000
6/30/2016	10,820.18	10,400
7/31/2016	11,994.62	10,923.12
8/31/2016	12,165.49	11,195.105688
9/30/2016	12,709.07	11,339.522551
10/31/2016	12,461.52	11,366.737405
11/30/2016	11,313.95	10,843.867485
12/31/2016	11,212.26	10,867.723993
1/31/2017	12,719.96	11,462.188496
2/28/2017	13,136.91	11,812.931464
3/31/2017	14,066.64	12,110.617337
4/30/2017	14,510.76	12,375.839856
5/31/2017	15,287.09	12,742.164716
6/30/2017	15,525.78	12,870.86058
7/31/2017	17,338.89	13,637.96387
8/31/2017	18,097.66	13,942.090465
9/30/2017	18,027.77	13,886.322103
10/31/2017	19,173.02	14,373.732008
11/30/2017	18,955.25	14,402.479472
12/31/2017	20,343.86	14,919.528486
1/31/2018	23,767.76	16,162.325208
2/28/2018	20,818.79	15,417.242016
3/31/2018	20,896.56	15,110.4389
4/30/2018	19,645.09	15,063.59654
5/31/2018	18,527.23	14,530.345222
6/30/2018	16,789.26	13,927.335895
7/31/2018	17,902.19	14,233.737285
8/31/2018	16,452.78	13,849.426378
9/30/2018	16,194.75	13,776.024419
10/31/2018	13,344.12	12,576.132692
11/30/2018	14,551.61	13,094.269359
12/31/2018	13,467.13	12,747.271221
1/31/2019	16,284.49	13,863.932179
2/28/2019	15,719.09	13,894.43283
3/31/2019	15,991	14,011.146066
4/30/2019	16,686.81	14,306.781248
5/31/2019	14,229.82	13,268.108929
6/30/2019	15,978.86	14,096.038927
7/31/2019	15,087.62	13,924.067252
8/31/2019	13,854.89	13,244.57277
9/30/2019	14,273.96	13,497.54411
10/31/2019	15,427.26	14,067.140471
11/30/2019	15,347.03	14,047.446475
12/31/2019	17,745.5	15,095.385982
1/31/2020	15,524.97	14,391.940995
2/29/2020	14,276.17	13,633.485704
3/31/2020	9,385.73	11,533.928906
4/30/2020	10,681.12	12,590.436794
5/31/2020	11,258.83	12,687.383157
6/30/2020	12,693.66	13,619.905819
7/31/2020	14,797.43	14,837.525399
8/31/2020	15,615.41	15,165.434711
9/30/2020	15,243.22	14,922.787755
10/31/2020	15,630.07	15,230.197183
11/30/2020	18,490.59	16,638.990422
12/31/2020	21,160.81	17,861.956218
1/31/2021	22,409.76	18,410.318274
2/28/2021	22,670.23	18,550.236693
3/31/2021	22,188.27	18,270.128119
4/30/2021	22,668.46	18,725.054309
5/31/2021	23,344.04	18,940.392434
6/30/2021	23,738.94	19,192.299653
7/31/2021	20,691.71	17,900.657887
8/31/2021	21,279.26	18,369.655123
9/30/2021	19,599.48	17,640.379815
10/31/2021	19,972.86	17,815.019575
11/30/2021	18,322.9	17,088.166776
12/31/2021	18,825.87	17,409.424312
1/31/2022	18,730.58	17,080.386192
2/28/2022	17,088.94	16,569.682645
3/31/2022	15,752.91	16,195.207817
4/30/2022	13,815.61	15,294.754263
5/31/2022	13,872.33	15,362.051181
6/30/2022	12,370.13	14,340.474778
7/31/2022	12,211.01	14,304.623591
8/31/2022	11,803.39	14,364.70301
9/30/2022	9,134.9	12,681.159817
10/31/2022	8,654.48	12,288.043863
11/30/2022	11,402	14,110.360768
12/31/2022	10,704.38	13,911.404681
1/31/2023	12,633.05	15,010.405651
2/28/2023	10,700.13	14,037.731365
3/31/2023	11,279.09	14,463.074625
4/30/2023	11,009.39	14,299.641882
5/31/2023	10,403.5	14,059.407898
6/30/2023	11,243.1	14,593.665398
7/31/2023	12,540.4	15,502.850752
8/31/2023	10,825.95	14,547.875146
9/30/2023	10,085.47	14,166.720817
10/31/2023	9,348.1	13,615.635377
11/30/2023	10,755.32	14,704.886208
12/31/2023	11,445.4	15,279.847258
1/31/2024	10,346.42	14,570.862346
2/29/2024	11,132.19	15,264.435393
3/31/2024	11,661.26	15,600.252972
4/30/2024	11,517.27	15,712.574793
5/31/2024	11,873.12	15,800.565212
6/30/2024	12,420.58	16,423.107482
7/31/2024	12,532.52	16,472.376804
8/31/2024	12,652.61	16,737.582071
9/30/2024	14,025.82	17,855.652553
10/31/2024	13,074.35	17,061.076014
11/30/2024	12,292.8	16,448.583385
12/31/2024	11,798.38	16,425.555369
1/31/2025	12,222.87	16,719.57281
2/28/2025	12,421.43	16,799.826759
3/31/2025	12,600.15	16,905.665668
4/30/2025	12,405.28	17,127.129888
5/31/2025	13,320.37	17,858.458334
6/30/2025	15,140.27	18,931.75168
7/31/2025	15,245.45	19,300.920838
8/31/2025	15,956.83	19,547.972625
9/30/2025	18,197.69	20,945.652667
10/31/2025	19,333.28	21,821.180949
11/30/2025	18,526.25	21,299.654724
12/31/2025	19,215.97	21,936.5144
1/31/2026	22,248.34	23,877.895925
2/28/2026	24,775.16	25,191.180201
3/31/2026	20,054.4	21,901.212066
4/30/2026	25,187.64	25,122.880361
5/31/2026	28,619.83	27,557.287468

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Ultra MSCI Emerging Markets	114.85%	4.16%	11.09%
MSCI Emerging Markets Index	54.31%	7.78%	10.66%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"MSCI" is a service mark of MSCI and has been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by MSCI and MSCI makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$42,970,014
  Number of Portfolio Holdings7
  Net Investment Advisory Fees$183,409
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
iShares® MSCI Emerging Markets ETF Long Swaps	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	43.2%
Financials	17.8%
Consumer Discretionary	8.5%
Industrials	7.0%
Communication Services	6.1%
Materials	6.0%
Energy	3.3%
Consumer Staples	2.8%
Health Care	2.4%
Utilities	1.9%
Other	1.0%

Holdings

The Ultra MSCI Emerging Markets primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

Country Weights

Table Summary
Country	% of Exposure
Taiwan	26.4%
South Korea	23.1%
China	20.4%
India	10.9%
Brazil	3.9%
South Africa	3.0%
Saudi Arabia	2.4%
Mexico	1.7%
United Arab Emirates	1.1%
Thailand	1.0%
Other	6.1%

Ultra MSCI Emerging Markets - EET

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

EET526

Ultra MSCI Japan

EZJ - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Ultra MSCI Japan (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EZJ	$126	0.99%

How Did the Fund Perform Last Year?

Ultra MSCI Japan (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI Japan Index (the "Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of 55.43% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 31.74% and a volatility of 20.24%. The Index performance was driven by strength in Japanese equities, supported by corporate governance reforms, solid earnings and improved global risk appetite. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Ultra MSCI Japan : $27,024	MSCI Japan Index : $25,016	MSCI EAFE Index : $24,284
5/31/2016	10,000	10,000	10,000
6/30/2016	9,619.11	9,754	9,664
7/31/2016	10,550.55	10,386.0592	10,153.9648
8/31/2016	10,910.42	10,425.526225	10,161.072575
9/30/2016	11,325.67	10,592.334645	10,286.053768
10/31/2016	11,470.05	10,732.153462	10,075.189666
11/30/2016	11,160.21	10,473.508563	9,874.6933914
12/31/2016	10,923.38	10,575.101597	10,212.407905
1/31/2017	11,669.2	10,968.495376	10,508.567735
2/28/2017	11,953.74	11,091.342524	10,658.840253
3/31/2017	12,046.47	11,050.304557	10,951.95836
4/30/2017	12,176.43	11,166.332755	11,230.138103
5/31/2017	12,821.14	11,502.439371	11,642.284171
6/30/2017	13,120.68	11,624.365228	11,621.328059
7/31/2017	13,634.28	11,859.177405	11,956.022308
8/31/2017	13,566.23	11,853.247817	11,951.239899
9/30/2017	14,024.22	12,085.571474	12,248.825772
10/31/2017	15,490.58	12,642.716319	12,435.007924
11/30/2017	16,096.27	13,020.733537	12,565.575507
12/31/2017	16,265.68	13,111.878672	12,767.881273
1/31/2018	17,865.65	13,712.402715	13,408.828913
2/28/2018	16,665.75	13,505.345434	12,804.090729
3/31/2018	16,346.35	13,128.546296	12,551.850141
4/30/2018	16,253.61	13,308.40738	12,860.625655
5/31/2018	15,707.35	13,176.654147	12,571.261578
6/30/2018	14,925.45	12,844.602463	12,417.892186
7/31/2018	15,173.57	12,895.980873	12,723.372334
8/31/2018	14,929.24	12,924.352031	12,477.811248
9/30/2018	15,910.78	13,317.252332	12,586.368206
10/31/2018	13,084.62	12,190.612785	11,584.493297
11/30/2018	13,253.4	12,239.375236	11,569.433455
12/31/2018	11,174.77	11,421.78497	11,008.315933
1/31/2019	12,735.27	12,118.513854	11,731.56229
2/28/2019	12,711.89	12,114.878299	12,030.717128
3/31/2019	12,821.08	12,183.933106	12,106.510646
4/30/2019	13,092.76	12,353.289776	12,446.703595
5/31/2019	11,775.06	11,864.099501	11,849.261823
6/30/2019	12,795.35	12,307.816822	12,551.923049
7/31/2019	12,630.31	12,325.047766	12,392.513626
8/31/2019	12,350.41	12,200.564783	12,071.547523
9/30/2019	13,620.17	12,693.4676	12,418.000937
10/31/2019	14,496.81	13,309.100779	12,863.80717
11/30/2019	14,813.18	13,383.631743	13,009.168192
12/31/2019	15,016.85	13,663.349647	13,431.966158
1/31/2020	14,210.08	13,477.528092	13,151.238065
2/29/2020	11,869.77	12,245.682024	11,962.366144
3/31/2020	9,958.11	11,370.115759	10,365.390264
4/30/2020	10,807.47	11,982.964999	11,034.994475
5/31/2020	12,318.2	12,692.356527	11,515.016734
6/30/2020	12,222.4	12,691.087291	11,906.527303
7/31/2020	11,918.31	12,489.299003	12,183.94939
8/31/2020	13,556.45	13,439.734657	12,810.204388
9/30/2020	14,016.29	13,571.444057	12,477.139074
10/31/2020	13,600.61	13,354.300952	11,979.301225
11/30/2020	16,544.55	15,022.253141	13,836.092915
12/31/2020	18,313.88	15,642.672196	14,479.471235
1/31/2021	17,940.6	15,486.245474	14,324.540893
2/28/2021	18,549.34	15,720.08778	14,645.410609
3/31/2021	18,644.68	15,886.720711	14,982.255053
4/30/2021	17,996.82	15,645.242556	15,433.22093
5/31/2021	18,536.61	15,997.260514	15,987.273562
6/30/2021	18,190.24	15,842.087087	15,757.056823
7/31/2021	17,885.65	15,640.892581	15,875.234749
8/31/2021	18,517.47	16,121.067983	16,154.63888
9/30/2021	19,427.95	16,564.397352	15,686.154353
10/31/2021	18,343.71	16,007.833601	16,072.03375
11/30/2021	17,183.58	15,612.440111	15,324.68418
12/31/2021	17,917.03	15,907.515229	16,109.30801
1/31/2022	16,342.85	15,101.004207	15,331.228434
2/28/2022	15,705.18	14,931.87296	15,059.86569
3/31/2022	14,952.48	14,857.213595	15,156.248831
4/30/2022	12,564.88	13,549.778799	14,175.639531
5/31/2022	12,931.13	13,771.995171	14,281.956828
6/30/2022	11,017.94	12,685.384752	12,956.591234
7/31/2022	12,376.73	13,408.451683	13,601.829478
8/31/2022	11,176.24	13,066.536165	12,955.742577
9/30/2022	9,188.4	11,712.843019	11,744.380646
10/31/2022	9,528.5	12,059.543172	12,376.228325
11/30/2022	11,722.56	13,226.906951	13,769.791635
12/31/2022	11,099.2	13,262.6196	13,780.807468
1/31/2023	12,781.75	14,086.228277	14,897.052873
2/28/2023	11,533.31	13,545.317111	14,585.704468
3/31/2023	12,583.33	14,081.711669	14,947.429939
4/30/2023	12,564.95	14,133.814002	15,368.947463
5/31/2023	12,686.23	14,396.702942	14,718.840985
6/30/2023	13,847.53	14,986.967763	15,388.54825
7/31/2023	14,433.46	15,439.574189	15,887.137213
8/31/2023	13,508.3	15,065.936494	15,278.659858
9/30/2023	12,828.19	14,749.551827	14,756.129691
10/31/2023	12,161.15	14,085.821995	14,158.506438
11/30/2023	13,583.68	15,290.159776	15,472.415836
12/31/2023	14,542.36	15,958.339758	16,294.001117
1/31/2024	15,369.06	16,695.615055	16,388.506323
2/29/2024	16,628.05	17,196.483507	16,688.415989
3/31/2024	17,574.36	17,633.274188	17,219.107618
4/30/2024	15,491.54	16,855.646796	16,797.239481
5/31/2024	16,130.24	17,081.512463	17,447.292649
6/30/2024	15,909.24	16,960.233724	17,166.391237
7/31/2024	17,043.74	17,943.927281	17,669.3665
8/31/2024	17,266.12	18,035.44131	18,243.620912
9/30/2024	16,890.45	17,930.83575	18,411.462224
10/31/2024	15,179.06	17,231.533156	17,409.878679
11/30/2024	15,799.45	17,345.261275	17,310.642371
12/31/2024	15,001.05	17,286.287386	16,917.690789
1/31/2025	15,428.95	17,555.95347	17,807.561324
2/28/2025	15,402.31	17,317.192502	18,153.028014
3/31/2025	15,314.77	17,343.168291	18,080.415902
4/30/2025	16,285.64	18,250.215993	18,908.49895
5/31/2025	17,385.66	18,989.34974	19,774.508202
6/30/2025	17,934.41	19,314.067621	20,209.547383
7/31/2025	17,133.3	19,043.670674	19,926.613719
8/31/2025	19,214.11	20,367.205786	20,775.487464
9/30/2025	20,051.5	20,864.165607	21,172.299274
10/31/2025	21,500.85	21,571.460821	21,422.132406
11/30/2025	21,128.14	21,422.617742	21,554.949627
12/31/2025	21,386.59	21,538.299878	22,201.598115
1/31/2026	23,935.26	22,957.673839	23,360.521537
2/28/2026	27,571.68	24,929.738022	24,442.113684
3/31/2026	22,694.02	21,833.46456	21,927.020186
4/30/2026	25,002.7	23,831.226567	23,560.58319
5/31/2026	27,023.73	25,015.638528	24,283.893094

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Ultra MSCI Japan	55.43%	7.83%	10.45%
MSCI Japan Index	31.74%	9.34%	9.59%
MSCI EAFE Index	22.80%	8.71%	9.27%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"MSCI" is a service mark of MSCI and has been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by MSCI and MSCI makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$14,265,755
  Number of Portfolio Holdings8
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	30%
iShares® MSCI Japan ETF Long Swaps	170%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Industrials	25.1%
Information Technology	18.2%
Financials	17.4%
Consumer Discretionary	15.0%
Communication Services	7.3%
Health Care	5.7%
Consumer Staples	3.8%
Materials	3.7%
Real Estate	1.9%
Utilities	1.0%
Other	0.9%

Largest Holdings

Table Summary
Holdings	% of Net Assets
iShares MSCI Japan ETF	30.1%
Repurchase Agreements with various counterparties	10.6%

Ultra MSCI Japan - EZJ

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

EZJ526

Ultra Nasdaq Biotechnology

BIB - The Nasdaq Stock Market

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Ultra Nasdaq Biotechnology (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BIB	$142	0.95%

How Did the Fund Perform Last Year?

Ultra Nasdaq Biotechnology (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Nasdaq Biotechnology Index (the “Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of 98.53% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 47.78% and a volatility of 19.51%. The Index performance was driven by improved risk appetite toward biotechnology shares, stronger industry fundamentals and renewed investor focus on product pipelines and merger-and-acquisition activity. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Ultra Nasdaq Biotechnology : $18,797	Nasdaq Biotechnology® Index : $21,880	Nasdaq Composite Index : $59,494
5/31/2016	10,000	10,000	10,000
6/30/2016	8,402.31	9,217	9,794
7/31/2016	10,575.37	10,362.6731	10,445.301
8/31/2016	9,918.26	10,059.046778	10,568.555552
9/30/2016	10,476.68	10,367.859514	10,775.699241
10/31/2016	8,181.68	9,187.9971015	10,531.090868
11/30/2016	9,213.88	9,816.4561033	10,825.961412
12/31/2016	8,606.03	9,507.237736	10,954.790353
1/31/2017	9,423.29	9,978.7967277	11,431.323733
2/28/2017	10,723.65	10,662.344304	11,878.288491
3/31/2017	10,427.71	10,537.594875	12,064.777621
4/30/2017	10,710.62	10,693.551279	12,348.299895
5/31/2017	9,852	10,277.572135	12,677.999502
6/30/2017	11,533.13	11,157.332309	12,567.700906
7/31/2017	12,168.44	11,480.894946	12,997.516277
8/31/2017	13,229.5	12,007.868024	13,183.38076
9/30/2017	13,228.46	12,021.076679	13,329.716286
10/31/2017	11,696.65	11,322.652124	13,810.919044
11/30/2017	11,793.93	11,390.588037	14,134.09455
12/31/2017	12,113.65	11,564.864034	14,201.938204
1/31/2018	13,769.97	12,369.778571	15,252.881631
2/28/2018	12,239.1	11,714.180306	14,987.481491
3/31/2018	11,856.29	11,572.438725	14,569.330757
4/30/2018	11,059.59	11,228.737295	14,580.986222
5/31/2018	12,072.66	11,762.102316	15,382.940464
6/30/2018	12,355.83	11,927.947959	15,533.69328
7/31/2018	13,842.45	12,663.902348	15,873.881163
8/31/2018	15,157.14	13,280.634392	16,802.503211
9/30/2018	15,060.21	13,264.697631	16,684.885689
10/31/2018	10,832.74	11,328.051777	15,156.55016
11/30/2018	11,778.15	11,867.267041	15,230.817255
12/31/2018	9,160.94	10,540.506586	13,799.120433
1/31/2019	11,682.32	11,952.934469	15,150.054324
2/28/2019	12,263.46	12,279.24958	15,695.456279
3/31/2019	11,970.87	12,179.787658	16,119.233599
4/30/2019	10,771.29	11,592.721893	16,888.121042
5/31/2019	9,434.92	10,893.680763	15,572.536413
6/30/2019	11,201.23	11,905.703706	16,742.033897
7/31/2019	10,469.25	11,539.008031	17,101.987626
8/31/2019	9,872.43	11,242.455525	16,681.27873
9/30/2019	9,197.43	10,879.324212	16,771.357635
10/31/2019	10,624.46	11,720.295973	17,393.575004
11/30/2019	13,142.85	13,068.13001	18,200.636884
12/31/2019	13,330.72	13,188.356806	18,861.320003
1/31/2020	11,825.39	12,449.808825	19,244.204799
2/29/2020	11,817.65	12,494.628137	18,037.593158
3/31/2020	10,040.09	11,833.662308	16,228.422564
4/30/2020	13,079.27	13,611.078387	18,742.205219
5/31/2020	15,287.25	14,769.381158	20,033.543159
6/30/2020	15,686.84	15,017.506761	21,249.579229
7/31/2020	15,068.5	14,762.209146	22,705.175406
8/31/2020	15,287.9	14,903.926354	24,907.57742
9/30/2020	15,134.26	14,894.983998	23,637.290972
10/31/2020	13,935.99	14,339.401095	23,103.088196
11/30/2020	17,098.79	15,945.414018	25,854.666
12/31/2020	18,628.49	16,674.119438	27,330.967429
1/31/2021	20,922.22	17,716.251903	27,724.53336
2/28/2021	19,884.08	17,312.32136	28,004.551147
3/31/2021	18,043.53	16,581.741399	28,138.972992
4/30/2021	19,059.33	17,074.219118	29,666.919226
5/31/2021	18,261.38	16,744.686689	29,239.715589
6/30/2021	21,243.1	18,097.657374	30,862.519804
7/31/2021	21,075.96	18,061.462059	31,229.783789
8/31/2021	22,710.75	18,812.81888	32,503.958968
9/30/2021	20,478.42	17,902.278447	30,791.00033
10/31/2021	19,641.06	17,563.925384	33,035.664255
11/30/2021	18,089.2	16,882.445079	33,144.681947
12/31/2021	17,527.34	16,674.791005	33,389.952593
1/31/2022	13,493.91	14,695.493312	30,398.212841
2/28/2022	12,365.1	14,115.021327	29,379.872711
3/31/2022	13,355.05	14,729.024754	30,402.292281
4/30/2022	10,796.66	13,295.890646	26,377.028783
5/31/2022	10,378.77	13,141.658314	25,867.952127
6/30/2022	10,461.7	13,288.844887	23,630.374268
7/31/2022	11,254.62	13,835.016412	26,558.17764
8/31/2022	10,922.47	13,702.200255	25,355.092193
9/30/2022	10,280.58	13,380.198549	22,708.020568
10/31/2022	12,050.87	14,572.374239	23,602.716579
11/30/2022	13,412.82	15,439.430507	24,667.199096
12/31/2022	12,508.26	14,987.055193	22,528.552935
1/31/2023	13,291.62	15,511.602124	24,943.613809
2/28/2023	11,545.64	14,514.206108	24,691.68331
3/31/2023	11,719.24	14,705.793628	26,365.779438
4/30/2023	11,990.86	14,926.380533	26,384.235484
5/31/2023	11,283.02	14,539.787277	27,948.820648
6/30/2023	11,230.36	14,564.504915	29,807.417221
7/31/2023	11,445.69	14,753.843479	31,023.559844
8/31/2023	11,302.62	14,718.434255	30,387.576867
9/30/2023	10,383.65	14,153.24638	28,634.213682
10/31/2023	8,979.23	13,224.793417	27,843.909384
11/30/2023	9,792.16	13,882.06565	30,859.40477
12/31/2023	12,348.23	15,674.240325	32,581.359556
1/31/2024	12,335.96	15,725.965318	32,920.205696
2/29/2024	12,500.39	15,902.09613	34,967.84249
3/31/2024	12,449.79	15,921.178645	35,614.747576
4/30/2024	10,903.7	14,959.539455	34,054.821632
5/31/2024	12,128.5	15,840.656329	36,431.848182
6/30/2024	12,877.23	16,374.486447	38,628.688628
7/31/2024	14,513.66	17,448.652758	38,346.699201
8/31/2024	14,640.87	17,603.945768	38,630.464775
9/30/2024	13,897.67	17,207.856988	39,696.665603
10/31/2024	13,130.86	16,782.82292	39,502.151941
11/30/2024	12,989.87	16,777.788074	41,986.837298
12/31/2024	11,113.45	15,584.887342	42,217.764903
1/31/2025	12,197.38	16,387.50904	42,918.579801
2/28/2025	12,065.99	16,358.011523	41,240.46333
3/31/2025	10,588.39	15,379.802434	37,883.489615
4/30/2025	10,452.35	15,438.245684	38,216.864324
5/31/2025	9,468.41	14,808.36526	41,904.791731
6/30/2025	10,113.69	15,356.274774	44,687.269902
7/31/2025	11,164.28	16,203.941142	46,349.636343
8/31/2025	12,208.03	17,010.897411	47,114.405342
9/30/2025	13,198.9	17,755.974717	49,790.503566
10/31/2025	15,845.08	19,526.245397	52,140.615334
11/30/2025	18,522.29	21,185.976255	51,384.576412
12/31/2025	17,708.46	20,791.917097	51,143.068902
1/31/2026	18,464.43	21,322.110983	51,639.156671
2/28/2026	19,578	22,025.740645	49,919.572754
3/31/2026	18,100.05	21,303.296352	47,583.336749
4/30/2026	18,111.47	21,388.509538	54,868.345605
5/31/2026	18,797.47	21,880.445257	59,493.74714

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Ultra Nasdaq Biotechnology	98.53%	0.58%	6.51%
Nasdaq Biotechnology® Index	47.78%	5.50%	8.14%
Nasdaq Composite Index	41.98%	15.26%	19.51%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"Nasdaq Biotechnology®" is a registered trademark of The Nasdaq OMX Group Inc. ("Nasdaq OMX") and has been licensed for use by ProShares. ProShares have not been passed on by Nasdaq OMX or its subsidiaries or affiliates as to their legality or suitability. ProShares are not sponsored, endorsed, sold, or promoted by Nasdaq OMX or its subsidiaries or affiliates, and they make no representation regarding the advisability of investing in these products.

Key Fund Statistics

  Net Assets$73,651,812
  Number of Portfolio Holdings264
  Net Investment Advisory Fees$374,470
  Portfolio Turnover Rate29%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	63%
Nasdaq Biotechnology Index® Long Swaps	136%
Total	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Health Care	100.0%

Largest Holdings

Table Summary
Holdings	% of Net Assets
Gilead Sciences, Inc.	4.7%
Vertex Pharmaceuticals, Inc.	4.7%
Amgen, Inc.	4.5%
Regeneron Pharmaceuticals, Inc.	3.2%
Alnylam Pharmaceuticals, Inc.	2.0%
Revolution Medicines, Inc.	1.6%
Biogen, Inc.	1.4%
Illumina, Inc.	1.3%
United Therapeutics Corp.	1.2%
Royalty Pharma plc, Class A	1.2%

Ultra Nasdaq Biotechnology - BIB

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

BIB526

Ultra Nasdaq Cloud Computing

SKYU - The Nasdaq Stock Market

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Ultra Nasdaq Cloud Computing (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SKYU	$114	0.95%

How Did the Fund Perform Last Year?

Ultra Nasdaq Cloud Computing (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the ISE CTA Cloud Computing Index (the “Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of 40.00% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 26.36% and a volatility of 26.83%. The Index performance was driven by strength in technology and other growth-oriented companies, supported by optimism regarding artificial intelligence, strong corporate earnings and improved investor risk appetite. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Ultra Nasdaq Cloud Computing : $10,709	ISE CTA Cloud Computing Index : $15,229	Nasdaq Composite Index : $21,255
1/19/2021	10,000	10,000	10,000
1/31/2021	10,215.97	10,113.171158	9,905.0357762
2/28/2021	10,368.46	10,227.449992	10,005.076638
3/31/2021	9,403.78	9,797.8970922	10,053.101005
4/30/2021	10,362.12	10,303.468582	10,598.98439
5/31/2021	9,795.59	10,035.578399	10,446.359015
6/30/2021	11,426.46	10,853.478038	11,026.13194
7/31/2021	11,390.69	10,851.307343	11,157.34291
8/31/2021	12,166.98	11,227.847708	11,612.562501
9/30/2021	11,241.58	10,816.908482	11,000.580457
10/31/2021	13,048.8	11,680.097778	11,802.522772
11/30/2021	11,768.81	11,110.109007	11,841.471098
12/31/2021	10,905.86	10,762.362595	11,929.097984
1/31/2022	8,524.76	9,574.1977644	10,860.250804
2/28/2022	7,354.91	8,953.7897493	10,496.432402
3/31/2022	7,891.35	9,358.501046	10,861.70825
4/30/2022	5,454.52	7,844.2955767	9,423.6180777
5/31/2022	4,574.89	7,289.7038795	9,241.7422488
6/30/2022	3,893.5	6,817.3310681	8,442.3315443
7/31/2022	4,356.67	7,274.7739827	9,488.3364227
8/31/2022	4,079.63	7,092.9046332	9,058.5147827
9/30/2022	3,103.58	6,246.01182	8,112.8058394
10/31/2022	3,431.69	6,640.759767	8,432.4503895
11/30/2022	3,210.93	6,519.2338633	8,812.753902
12/31/2022	2,645.92	5,968.3586018	8,048.6881387
1/31/2023	3,232.74	6,641.5894521	8,911.5075072
2/28/2023	3,092.72	6,549.2713587	8,821.5012814
3/31/2023	3,430.29	6,948.1219845	9,419.5990682
4/30/2023	3,044.63	6,574.3130217	9,426.1927876
5/31/2023	3,932.67	7,514.4397838	9,985.1660199
6/30/2023	4,296.12	7,897.6762128	10,649.17956
7/31/2023	4,774.67	8,363.6391093	11,083.666086
8/31/2023	4,707.65	8,351.0936507	10,856.450932
9/30/2023	4,179.07	7,900.1345935	10,230.033713
10/31/2023	3,831.31	7,610.1996539	9,947.6847823
11/30/2023	4,763.19	8,527.9897322	11,025.019044
12/31/2023	5,420.76	9,132.6242042	11,640.215107
1/31/2024	5,632.5	9,358.2000221	11,761.273344
2/29/2024	6,222.75	9,893.4890633	12,492.824546
3/31/2024	6,277.03	9,980.5517671	12,723.9418
4/30/2024	5,572.5	9,450.5844682	12,166.633149
5/31/2024	5,442.32	9,382.5402601	13,015.864143
6/30/2024	6,116.87	9,981.1463287	13,800.720751
7/31/2024	6,015.51	9,945.2142019	13,699.975489
8/31/2024	6,300.94	10,243.570628	13,801.355308
9/30/2024	6,817.27	10,697.360807	14,182.272715
10/31/2024	7,160.4	11,007.58427	14,112.779578
11/30/2024	9,526.67	12,767.696995	15,000.473414
12/31/2024	8,965.75	12,465.102576	15,082.976017
1/31/2025	10,305.87	13,433.641046	15,333.353419
2/28/2025	8,598.73	12,326.709024	14,733.819301
3/31/2025	6,371.19	10,714.375484	13,534.48641
4/30/2025	6,356.07	10,919.020056	13,653.58989
5/31/2025	7,649.3	12,052.414337	14,971.161314
6/30/2025	8,502.73	12,763.506783	15,965.246426
7/31/2025	8,639.65	12,915.392514	16,559.153593
8/31/2025	9,171.52	13,391.970498	16,832.379627
9/30/2025	10,125.42	14,121.83289	17,788.45879
10/31/2025	11,281.86	14,977.615963	18,628.074045
11/30/2025	9,151.33	13,556.240208	18,357.966971
12/31/2025	9,260.05	13,686.380114	18,271.684526
1/31/2026	7,686.75	12,539.46146	18,448.919866
2/28/2026	6,406.49	11,543.82822	17,834.570835
3/31/2026	6,308.24	11,518.431798	16,999.91292
4/30/2026	7,334.53	12,514.776149	19,602.599588
5/31/2026	10,708.86	15,229.231096	21,255.098733

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	Since Inception (1/19/21)
Ultra Nasdaq Cloud Computing	40.00%	1.80%	1.29%
ISE CTA Cloud Computing Index	26.36%	8.69%	8.16%
Nasdaq Composite Index	41.98%	15.26%	15.11%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

Nasdaq® is a registered trademark of Nasdaq, Inc. and is licensed for use by ProShare Advisors LLC. ProShares ETFs have not been passed on by Nasdaq, Inc. or its affiliates as to their legality or suitability. ProShares ETFs based on the ISE CTA Cloud Computing Index are not issued, sponsored, endorsed, sold, or promoted by Nasdaq, Inc. or its affiliates, and they make no representation regarding the advisability of investing in ProShares ETFs.

Key Fund Statistics

  Net Assets$3,605,375
  Number of Portfolio Holdings67
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate28%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	57%
ISE Cloud Computing Index Long Swaps	143%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	87.0%
Communication Services	7.5%
Consumer Discretionary	3.6%
Industrials	1.0%
Health Care	0.5%
Financials	0.4%

Largest Holdings

Table Summary
Holdings	% of Net Assets
DigitalOcean Holdings, Inc.	3.0%
Oracle Corp.	2.5%
Dell Technologies, Inc., Class C	2.3%
Nutanix, Inc., Class A	2.2%
Lumen Technologies, Inc.	2.1%
Amazon.com, Inc.	2.1%
International Business Machines Corp.	2.0%
Everpure, Inc., Class A	2.0%
Alphabet, Inc., Class A	2.0%
Arista Networks, Inc.	1.9%

Ultra Nasdaq Cloud Computing - SKYU

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SKYU526

Ultra Nasdaq Cybersecurity

UCYB - The Nasdaq Stock Market

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Ultra Nasdaq Cybersecurity (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UCYB	$113	0.95%

How Did the Fund Perform Last Year?

Ultra Nasdaq Cybersecurity (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Nasdaq CTA Cybersecurity Index (the “Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of 37.19% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 25.04% and a volatility of 22.32%. The Index performance was driven by strength in technology and other growth-oriented companies, supported by optimism regarding artificial intelligence, strong corporate earnings and improved investor risk appetite. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Ultra Nasdaq Cybersecurity : $20,238	Nasdaq CTA Cybersecurity Index℠ : $20,751	Nasdaq Composite Index : $21,255
1/19/2021	10,000	10,000	10,000
1/31/2021	9,364.37	9,698.9169163	9,905.0357762
2/28/2021	8,601.75	9,334.2376403	10,005.076638
3/31/2021	8,357.13	9,233.4278737	10,053.101005
4/30/2021	9,226.46	9,744.959778	10,598.98439
5/31/2021	9,385	9,850.2053436	10,446.359015
6/30/2021	10,346.35	10,368.326145	11,026.13194
7/31/2021	11,344.27	10,873.263628	11,157.34291
8/31/2021	12,490.64	11,454.983232	11,612.562501
9/30/2021	11,111.39	10,843.287127	11,000.580457
10/31/2021	13,591.95	11,986.169591	11,802.522772
11/30/2021	12,456.87	11,547.475784	11,841.471098
12/31/2021	12,943.82	11,781.889542	11,929.097984
1/31/2022	10,494.3	10,633.155312	10,860.250804
2/28/2022	11,434.73	11,220.105485	10,496.432402
3/31/2022	12,700.1	11,889.945782	10,861.70825
4/30/2022	9,808.97	10,554.704871	9,423.6180777
5/31/2022	7,813.08	9,581.5610818	9,241.7422488
6/30/2022	6,919.83	9,043.077349	8,442.3315443
7/31/2022	7,500.38	9,483.4752159	9,488.3364227
8/31/2022	7,641.39	9,638.055862	9,058.5147827
9/30/2022	6,069.96	8,678.1054981	8,112.8058394
10/31/2022	6,999.07	9,369.7505063	8,432.4503895
11/30/2022	6,569.94	9,156.1201948	8,812.753902
12/31/2022	5,848.48	8,732.1918297	8,048.6881387
1/31/2023	6,282.98	9,119.0279278	8,911.5075072
2/28/2023	6,459.74	9,328.7655701	8,821.5012814
3/31/2023	6,855.65	9,658.0709948	9,419.5990682
4/30/2023	5,869.9	8,984.9034464	9,426.1927876
5/31/2023	7,146.18	9,982.227729	9,985.1660199
6/30/2023	7,493.26	10,308.646576	10,649.17956
7/31/2023	7,965.2	10,677.696123	11,083.666086
8/31/2023	7,892.65	10,703.322594	10,856.450932
9/30/2023	7,259.79	10,342.620622	10,230.033713
10/31/2023	6,915.74	10,134.733948	9,947.6847823
11/30/2023	8,504.22	11,331.646027	11,025.019044
12/31/2023	9,946.65	12,289.170116	11,640.215107
1/31/2024	10,539.86	12,777.05017	11,761.273344
2/29/2024	11,152.34	13,211.469876	12,492.824546
3/31/2024	10,577.83	12,908.927216	12,723.9418
4/30/2024	9,595.98	12,380.952093	12,166.633149
5/31/2024	9,286.67	12,260.856857	13,015.864143
6/30/2024	10,331.1	12,945.01267	13,800.720751
7/31/2024	10,029.15	12,820.740548	13,699.975489
8/31/2024	11,185.23	13,634.857573	13,801.355308
9/30/2024	11,065.95	13,633.494087	14,182.272715
10/31/2024	11,309.79	13,840.723197	14,112.779578
11/30/2024	12,367.61	14,534.14343	15,000.473414
12/31/2024	12,367.25	14,622.801705	15,082.976017
1/31/2025	13,905.03	15,589.368897	15,333.353419
2/28/2025	13,161.55	15,257.31534	14,733.819301
3/31/2025	11,797.1	14,550.90164	13,534.48641
4/30/2025	12,796.32	15,373.027582	13,653.58989
5/31/2025	14,752.19	16,595.183275	14,971.161314
6/30/2025	16,250.38	17,496.301727	15,965.246426
7/31/2025	14,902.32	16,841.940042	16,559.153593
8/31/2025	14,951.35	16,961.517816	16,832.379627
9/30/2025	16,040.1	17,629.801618	17,788.45879
10/31/2025	16,420.42	17,927.745266	18,628.074045
11/30/2025	14,769.52	17,110.240082	18,357.966971
12/31/2025	13,867.69	16,610.621071	18,271.684526
1/31/2026	12,841.49	16,062.470576	18,448.919866
2/28/2026	10,493.52	14,631.304448	17,834.570835
3/31/2026	10,339.02	14,596.189317	16,999.91292
4/30/2026	11,806.55	15,728.853608	19,602.599588
5/31/2026	20,238.14	20,751.076565	21,255.098733

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	Since Inception (1/19/21)
Ultra Nasdaq Cybersecurity	37.19%	16.61%	14.05%
Nasdaq CTA Cybersecurity Index℠	25.04%	16.06%	14.59%
Nasdaq Composite Index	41.98%	15.26%	15.11%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

Nasdaq® is a registered trademark of Nasdaq, Inc. and is licensed for use by ProShare Advisors LLC. ProShares ETFs have not been passed on by Nasdaq, Inc. or its affiliates as to their legality or suitability. ProShares ETFs based on the Nasdaq CTA Cybersecurity IndexSM are not issued, sponsored, endorsed, sold, or promoted by Nasdaq, Inc. or its affiliates, and they make no representation regarding the advisability of investing in ProShares ETFs.

Key Fund Statistics

  Net Assets$6,865,271
  Number of Portfolio Holdings6
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
First Trust Nasdaq Cybersecurity ETF Long Swaps	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	93.7%
Industrials	4.4%
Communication Services	1.9%

Largest Holdings

Table Summary
Holdings	% of Net Assets
Repurchase Agreements with various counterparties	47.0%

Ultra Nasdaq Cybersecurity - UCYB

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

UCYB526

Ultra Palladium K-1 Free ETF

UPAL - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Ultra Palladium K-1 Free ETF (the “Fund”) for the period of April 20, 2026 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investmentFootnote Reference †	Costs paid as a percentage of a $10,000 investment (Annualized)
UPAL	$9	0.95%
Footnote	Description
Footnote †	Amount shown reflects the expenses of the Fund from inception date through May 31, 2026. Expenses would be higher if the Fund had been in operations for the full year.

How Did the Fund Perform Last Year?

Ultra Palladium K-1 Free ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the price of Palladium. The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the period ended May 31, 2026, the Fund had a total return of -26.78% and an average daily statistical correlation of over 0.99 to twice that of the return of the Palladium. For the same period, Palladium had a total return of -12.88% and a volatility of 11.90%. The performance of Palladium was driven by weakness in palladium prices, reflecting softer automotive catalyst demand, substitution pressures and concerns regarding industrial demand. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, expenses, transaction costs, the volatility of Palladium (and its impact on compounding), and other miscellaneous factors.

Cumulative Total Return

Table Summary
Fund/Index Name	Since Inception (4/20/26)
Ultra Palladium K-1 Free ETF	-26.78%
NYSE Arca: PALL	-12.88%
S&P 500® Index	6.76%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

Key Fund Statistics

  Net Assets$3,221,690
  Number of Portfolio Holdings3
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
ABRDN Physical Palladium Shares ETF Long Swaps	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Palladium	100.0%

Holdings

The Ultra Palladium K-1 Free ETF primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

Ultra Palladium K-1 Free ETF - UPAL

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

UPAL526

Ultra Platinum K-1 Free ETF

UPLT - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Ultra Platinum K-1 Free ETF (the “Fund”) for the period of April 20, 2026 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investmentFootnote Reference †	Costs paid as a percentage of a $10,000 investment (Annualized)
UPLT	$10	0.95%
Footnote	Description
Footnote †	Amount shown reflects the expenses of the Fund from inception date through May 31, 2026. Expenses would be higher if the Fund had been in operations for the full year.

How Did the Fund Perform Last Year?

Ultra Platinum K-1 Free ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the price of Platinum. The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the period ended May 31, 2026, the Fund had a total return of -18.04% and an average daily statistical correlation of over 0.99 to twice that of the return of Platinum. For the same period, Platinum had a total return of -7.82% and a volatility of 11.90%. The performance of Platinum was driven by weakness in platinum prices, as industrial and automotive demand concerns offset support from precious metals sentiment. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, expenses, transaction costs, the volatility of Platinum (and its impact on compounding), and other miscellaneous factors.

Cumulative Total Return

Table Summary
Fund/Index Name	Since Inception (4/20/26)
Ultra Platinum K-1 Free ETF	-18.04%
NYSE Arca: PPLT	-7.82%
S&P 500® Index	6.76%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

Key Fund Statistics

  Net Assets$3,933,944
  Number of Portfolio Holdings3
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
ABRDN Physical Platinum Shares ETF Long Swaps	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Platinum	100.0%

Holdings

The Ultra Platinum K-1 Free ETF primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

Ultra Platinum K-1 Free ETF - UPLT

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

UPLT526

Ultra QQQ®

QLD - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Ultra QQQ® (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QLD	$128	0.89%

How Did the Fund Perform Last Year?

Ultra QQQ (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Nasdaq-100 Index (the "Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of 88.15% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 43.09% and a volatility of 16.13%. The Index performance was driven by strength in technology and other growth-oriented companies, supported by optimism regarding artificial intelligence, strong corporate earnings and improved investor risk appetite. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Ultra QQQ® : $212,695	Nasdaq-100® Index : $73,373	Nasdaq Composite Index : $59,494
5/31/2016	10,000	10,000	10,000
6/30/2016	9,496.22	9,770	9,794
7/31/2016	10,876.53	10,466.601	10,445.301
8/31/2016	11,088.7	10,579.6403	10,568.555552
9/30/2016	11,549.36	10,816.6242	10,775.699241
10/31/2016	11,184.83	10,655.4565	10,531.090868
11/30/2016	11,242.44	10,701.275	10,825.961412
12/31/2016	11,470.06	10,824.3397	10,954.790353
1/31/2017	12,673.33	11,392.6175	11,431.323733
2/28/2017	13,778.91	11,890.4749	11,878.288491
3/31/2017	14,310.9	12,134.2296	12,064.777621
4/30/2017	15,076.42	12,469.1343	12,348.299895
5/31/2017	16,218.83	12,952.9368	12,677.999502
6/30/2017	15,385.91	12,642.0663	12,567.700906
7/31/2017	16,643.97	13,169.2404	12,997.516277
8/31/2017	17,259.61	13,436.576	13,183.38076
9/30/2017	17,163.07	13,420.4521	13,329.716286
10/31/2017	18,702.68	14,031.0827	13,810.919044
11/30/2017	19,414.52	14,320.123	14,134.09455
12/31/2017	19,562.52	14,394.5876	14,201.938204
1/31/2018	23,030.5	15,646.9168	15,252.881631
2/28/2018	22,258.04	15,456.0244	14,987.481491
3/31/2018	20,355.55	14,847.057	14,569.330757
4/30/2018	20,382.07	14,907.93	14,580.986222
5/31/2018	22,666.54	15,754.7004	15,382.940464
6/30/2018	23,064.81	15,926.4266	15,533.69328
7/31/2018	24,237.85	16,365.996	15,873.881163
8/31/2018	27,107.74	17,347.9557	16,802.503211
9/30/2018	26,851.71	17,297.6467	16,684.885689
10/31/2018	22,121.72	15,806.5895	15,156.55016
11/30/2018	21,857.24	15,792.3636	15,230.817255
12/31/2018	17,922.01	14,397.8979	13,799.120433
1/31/2019	21,149.08	15,716.7453	15,150.054324
2/28/2019	22,325.67	16,178.8177	15,695.456279
3/31/2019	24,036.23	16,830.824	16,119.233599
4/30/2019	26,647.68	17,756.5193	16,888.121042
5/31/2019	22,273.19	16,291.6065	15,572.536413
6/30/2019	25,682.15	17,544.431	16,742.033897
7/31/2019	26,784.8	17,958.4796	17,101.987626
8/31/2019	25,548.64	17,624.4519	16,681.27873
9/30/2019	25,868.05	17,770.7348	16,771.357635
10/31/2019	28,033.61	18,547.3159	17,393.575004
11/30/2019	30,286.82	19,307.7559	18,200.636884
12/31/2019	32,631.22	20,078.1354	18,861.320003
1/31/2020	34,464.24	20,682.4872	19,244.204799
2/29/2020	30,294.11	19,487.0395	18,037.593158
3/31/2020	23,992.86	18,011.8706	16,228.422564
4/30/2020	31,315.04	20,755.0785	18,742.205219
5/31/2020	35,246.28	22,064.7239	20,033.543159
6/30/2020	39,576.34	23,470.2468	21,249.579229
7/31/2020	45,387.48	25,209.3921	22,705.175406
8/31/2020	55,813.98	28,022.7603	24,907.57742
9/30/2020	49,066	26,433.8698	23,637.290972
10/31/2020	45,649.01	25,598.5595	23,103.088196
11/30/2020	56,018.96	28,439.9996	25,854.666
12/31/2020	61,683.93	29,893.2836	27,330.967429
1/31/2021	61,739.9	29,988.9421	27,724.53336
2/28/2021	61,397.03	29,976.9465	28,004.551147
3/31/2021	62,646.48	30,417.6076	28,138.972992
4/30/2021	70,036.03	32,218.33	29,666.919226
5/31/2021	68,096.89	31,841.3755	29,239.715589
6/30/2021	76,860.47	33,879.2236	30,862.519804
7/31/2021	81,061.14	34,834.6177	31,229.783789
8/31/2021	87,882.56	36,315.0889	32,503.958968
9/30/2021	77,911.54	34,248.7604	30,791.00033
10/31/2021	90,464.41	36,968.1119	33,035.664255
11/30/2021	93,581.32	37,663.1124	33,144.681947
12/31/2021	95,193.47	38,111.3035	33,389.952593
1/31/2022	78,997.17	34,875.6538	30,398.212841
2/28/2022	71,292.84	33,292.2991	29,379.872711
3/31/2022	76,711.47	34,717.2095	30,402.292281
4/30/2022	56,916.43	30,085.9338	26,377.028783
5/31/2022	54,237.53	29,625.619	25,867.952127
6/30/2022	44,294.14	26,977.0886	23,630.374268
7/31/2022	55,655.96	30,376.2018	26,558.17764
8/31/2022	49,623.19	28,823.9779	25,355.092193
9/30/2022	39,233.22	25,783.0482	22,708.020568
10/31/2022	41,834.02	26,816.9485	23,602.716579
11/30/2022	45,904.9	28,324.061	24,667.199096
12/31/2022	37,609.11	25,772.0631	22,528.552935
1/31/2023	45,599.88	28,521.9422	24,943.613809
2/28/2023	44,808.93	28,416.411	24,691.68331
3/31/2023	53,225.38	31,127.3366	26,365.779438
4/30/2023	53,399.41	31,289.1988	26,384.235484
5/31/2023	61,472.75	33,707.8539	27,948.820648
6/30/2023	69,155.08	35,915.7183	29,807.417221
7/31/2023	74,046.44	37,294.8819	31,023.559844
8/31/2023	71,150.13	36,735.4586	30,387.576867
9/30/2023	63,698.92	34,891.3386	28,634.213682
10/31/2023	60,567.46	34,179.5553	27,843.909384
11/30/2023	73,770.26	37,877.7832	30,859.40477
12/31/2023	81,642.09	39,983.7879	32,581.359556
1/31/2024	84,049.59	40,739.4815	32,920.205696
2/29/2024	92,576.64	42,943.4875	34,967.84249
3/31/2024	94,184.51	43,471.6924	35,614.747576
4/30/2024	85,269.04	41,545.8964	34,054.821632
5/31/2024	95,721.1	44,200.6792	36,431.848182
6/30/2024	107,426.53	46,972.0618	38,628.688628
7/31/2024	102,865.67	46,225.206	38,346.699201
8/31/2024	104,039.87	46,770.6634	38,630.464775
9/30/2024	108,507.19	47,972.6695	39,696.665603
10/31/2024	105,898.12	47,579.2936	39,502.151941
11/30/2024	116,576.63	50,105.7541	41,986.837298
12/31/2024	116,599.76	50,336.2405	42,217.764903
1/31/2025	120,817.3	51,468.8059	42,918.579801
2/28/2025	113,547.35	50,084.2951	41,240.46333
3/31/2025	95,804.48	46,272.8802	37,883.489615
4/30/2025	95,744.65	46,990.1099	38,216.864324
5/31/2025	113,043.46	51,280.3069	41,904.791731
6/30/2025	127,051.97	54,531.4783	44,687.269902
7/31/2025	132,487.99	55,845.687	46,349.636343
8/31/2025	133,963.22	56,359.4673	47,114.405342
9/30/2025	148,157.21	59,442.3301	49,790.503566
10/31/2025	161,342.37	62,301.5062	52,140.615334
11/30/2025	155,074.19	61,323.3726	51,384.576412
12/31/2025	152,005.06	60,912.506	51,143.068902
1/31/2026	154,815.86	61,661.7298	51,639.156671
2/28/2026	146,855.56	60,268.1747	49,919.572754
3/31/2026	131,869.85	57,369.2755	47,583.336749
4/30/2026	175,171.82	66,353.3041	54,868.345605
5/31/2026	212,694.6	73,373.4836	59,493.74714

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Ultra QQQ®	88.15%	25.58%	35.76%
Nasdaq-100® Index	43.09%	18.16%	22.04%
Nasdaq Composite Index	41.98%	15.26%	19.51%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"QQQ®," "Nasdaq-100® Index" and "Nasdaq-100®" are registered trademarks of The Nasdaq OMX Group Inc. and have been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by The Nasdaq OMX Group Inc. and The Nasdaq OMX Group Inc. makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$14,475,022,257
  Number of Portfolio Holdings124
  Net Investment Advisory Fees$67,894,190
  Portfolio Turnover Rate23%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	63%
Nasdaq-100 Index® Long Swaps	85%
PowerShares QQQ Trust℠, Series 1 Long Swaps	38%
Nasdaq-100 E-Mini Index Futures	14%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	58.9%
Communication Services	13.4%
Consumer Discretionary	11.4%
Consumer Staples	6.4%
Health Care	3.7%
Industrials	3.3%
Utilities	1.2%
Materials	1.0%
Energy	0.5%
Financials	0.2%

Largest Holdings

Table Summary
Holdings	% of Net Assets
NVIDIA Corp.	5.2%
Apple, Inc.	4.6%
Microsoft Corp.	3.4%
Micron Technology, Inc.	3.1%
Amazon.com, Inc.	2.9%
Advanced Micro Devices, Inc.	2.3%
Alphabet, Inc., Class A	2.2%
Tesla, Inc.	2.2%
Broadcom, Inc.	2.1%
Alphabet, Inc., Class C	2.1%

Ultra QQQ® - QLD

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

QLD526

Ultra QQQ Mega

QQUP - The Nasdaq Stock Market

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Ultra QQQ Mega (the “Fund”) (formerly known as Ultra Top QQQ) for the period of June 10, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investmentFootnote Reference †	Costs paid as a percentage of a $10,000 investment (Annualized)
QQUP	$126	0.95%
Footnote	Description
Footnote †	Amount shown reflects the expenses of the Fund from inception date through May 31, 2026. Expenses would be higher if the Fund had been in operations for the full year.

How Did the Fund Perform Last Year?

Ultra QQQ Mega (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Nasdaq-100 Mega Index (the "Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the period ended May 31, 2026, the Fund had a total return of 71.87% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 37.94% and a volatility of 18.93%. The Index performance was driven by strength in large-cap growth and technology companies, supported by artificial intelligence-related optimism, solid earnings and improved investor risk appetite. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Ultra QQQ Mega : $17,187	Nasdaq-100 Mega Index : $13,793	Nasdaq Composite Index : $13,760
6/10/2025	10,000	10,000	10,000
6/30/2025	10,867.7	10,453.416622	10,335.73071
7/31/2025	12,249.49	11,140.206094	10,720.219893
8/31/2025	12,493.67	11,306.195165	10,897.103521
9/30/2025	14,219.27	12,105.543163	11,516.059001
10/31/2025	15,796.68	12,827.033536	12,059.616986
11/30/2025	15,468.98	12,750.071334	11,884.752539
12/31/2025	14,408.95	12,354.819123	11,828.894202
1/31/2026	13,966.48	12,211.503221	11,943.634476
2/28/2026	12,188.34	11,456.832322	11,545.911448
3/31/2026	11,049.89	10,969.916948	11,005.562792
4/30/2026	15,103.7	12,883.070464	12,690.514456
5/31/2026	17,187.12	13,792.615239	13,760.324825

Cumulative Total Return

Table Summary
Fund/Index Name	Since Inception (6/10/25)
Ultra QQQ Mega	71.87%
Nasdaq-100 Mega Index	37.94%
Nasdaq Composite Index	37.61%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"QQQ : "Nasdaq-100 Index ," "Nasdaq-100 "and "Nasdaq-100 Mega Index" are registered trademarks of The Nasdaq OMX Group Inc. and have been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by The Nasdaq OMX Group Inc. and The Nasdaq OMX Group Inc. makes no representation regarding the advisability of investing in this ETF. THE NASDAQ OMX GROUP INC. MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE ETFs.

Key Fund Statistics

  Net Assets$30,088,818
  Number of Portfolio Holdings13
  Net Investment Advisory Fees$131,783
  Portfolio Turnover Rate93%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	54%
Nasdaq-100 Mega Index Long Swaps	146%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	61.9%
Consumer Discretionary	20.7%
Communication Services	17.4%

Largest Holdings

Table Summary
Holdings	% of Net Assets
NVIDIA Corp.	11.3%
Apple, Inc.	10.1%
Microsoft Corp.	7.4%
Amazon.com, Inc.	6.4%
Alphabet, Inc., Class A	4.9%
Tesla, Inc.	4.8%
Broadcom, Inc.	4.7%
Alphabet, Inc., Class C	4.5%

Material Fund Changes

This is a summary of certain changes to the Fund since May 31, 2026. Effective on or about October 31, 2025, the Fund’s name changed from Ultra Top QQQ to Ultra QQQ Mega. For more complete information, you may review the Fund’s prospectus available at www.proshares.com or upon request at 888-776-5125.

Ultra QQQ Mega - QQUP

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

QQUP526

Ultra QQQ Top 30

QQXL - The Nasdaq Stock Market

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Ultra QQQ Top 30 (the “Fund”) for the period of August 13, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investmentFootnote Reference †	Costs paid as a percentage of a $10,000 investment (Annualized)
QQXL	$97	0.96%
Footnote	Description
Footnote †	Amount shown reflects the expenses of the Fund from inception date through May 31, 2026. Expenses would be higher if the Fund had been in operations for the full year.

How Did the Fund Perform Last Year?

Ultra QQQ Top 30 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Nasdaq-100 Top 30 Index (the "Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the period ended May 31, 2026, the Fund had a total return of 54.59% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 30.25% and a volatility of 17.47%. The Index performance was driven by gains among the largest Nasdaq-100 constituents, supported by artificial intelligence-related optimism, strong technology earnings and broad investor demand for large-cap growth stocks. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Ultra QQQ Top 30 : $15,459	Nasdaq-100 Top 30 Index : $13,024	Nasdaq Composite Index : $12,484
8/13/2025	10,000	10,000	10,000
8/31/2025	9,597.35	9,827.0361335	9,886.3690554
9/30/2025	10,523.17	10,333.128494	10,447.914818
10/31/2025	11,582.53	10,906.617126	10,941.056397
11/30/2025	10,911.95	10,647.039638	10,782.411079
12/31/2025	10,799.92	10,638.522007	10,731.733747
1/31/2026	11,001.22	10,782.142054	10,835.831565
2/28/2026	10,189.11	10,422.018509	10,474.998374
3/31/2026	9,246.61	9,978.0405205	9,984.7684497
4/30/2026	12,660.11	11,729.186632	11,513.436499
5/31/2026	15,459.32	13,024.088836	12,484.019196

Cumulative Total Return

Table Summary
Fund/Index Name	Since Inception (8/13/25)
Ultra QQQ Top 30	54.59%
Nasdaq-100 Top 30 Index	30.25%
Nasdaq Composite Index	24.85%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"QQQ ." "Nasdaq-100 Index ." "Nasdaq-100 "and "Nasdaq-100 Top 30 Index" are registered trademarks of The Nasdaq OMX Group Inc. and have been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by The Nasdaq OMX Group Inc. and The Nasdaq OMX Group Inc. makes no representation regarding the advisability of investing in this ETF. THE Nasdaq OMX GROUP INC. MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE ETFs.

Key Fund Statistics

  Net Assets$5,526,523
  Number of Portfolio Holdings36
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate347%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	11%
Nasdaq-100 Top 30 Index® Long Swaps	186%
Total	197%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	62.4%
Communication Services	15.7%
Consumer Discretionary	9.9%
Consumer Staples	6.9%
Health Care	2.9%
Materials	1.3%
Industrials	0.9%

Largest Holdings

Table Summary
Holdings	% of Net Assets
NVIDIA Corp.	1.2%
Apple, Inc.	1.1%
Microsoft Corp.	0.8%
Micron Technology, Inc.	0.7%
Amazon.com, Inc.	0.7%
Advanced Micro Devices, Inc.	0.6%
Alphabet, Inc., Class A	0.5%
Broadcom, Inc.	0.5%
Alphabet, Inc., Class C	0.5%
Tesla, Inc.	0.5%

Ultra QQQ Top 30 - QQXL

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

QQXL526

Ultra Real Estate

URE - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Ultra Real Estate (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
URE	$100	0.95%

How Did the Fund Perform Last Year?

Ultra Real Estate (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Real Estate Select Sector Index (the “Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of 9.83% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 9.08% and a volatility of 13.49%. The Index performance was driven by gains in real estate shares, supported by income-oriented demand and expectations that interest-rate pressures would stabilize. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Ultra Real Estate : $13,703	S&P Real Estate Select Sector Index : $19,627	S&P 500® Index : $42,817
5/31/2016	10,000	10,000	10,000
6/30/2016	11,232.35	10,638	10,026
7/31/2016	12,063.52	10,947.5658	10,395.96
8/31/2016	11,244.84	10,556.737701	10,410.51
9/30/2016	10,863.26	10,415.277416	10,412.6
10/31/2016	9,779.82	9,843.4786856	10,223.09
11/30/2016	9,304.48	9,541.28389	10,601.34
12/31/2016	10,070.68	9,956.3297392	10,811.25
1/31/2017	10,087.88	9,950.3559413	11,016.66
2/28/2017	10,966.69	10,416.032599	11,454.02
3/31/2017	10,637.18	10,308.747464	11,467.77
4/30/2017	10,734.11	10,319.056211	11,585.89
5/31/2017	10,696.57	10,393.353416	11,749.25
6/30/2017	11,111.11	10,592.905801	11,822.09
7/31/2017	11,343.53	10,720.020671	12,065.63
8/31/2017	11,459.09	10,842.228907	12,103.03
9/30/2017	11,256.62	10,691.521925	12,352.35
10/31/2017	11,246.93	10,771.708339	12,640.16
11/30/2017	11,798.57	11,091.628077	13,028.22
12/31/2017	11,739.31	11,036.169937	13,172.83
1/31/2018	11,027.16	10,827.586325	13,927.63
2/28/2018	9,539.13	10,101.055282	13,413.7
3/31/2018	10,226.7	10,482.875172	13,072.99
4/30/2018	10,236.01	10,417.881346	13,122.67
5/31/2018	10,876.66	10,653.325464	13,438.93
6/30/2018	11,731.31	11,126.333115	13,522.25
7/31/2018	11,889.01	11,246.497513	14,025.28
8/31/2018	12,407.43	11,526.535301	14,482.5
9/30/2018	11,718.24	11,221.082115	14,565.05
10/31/2018	11,025.3	11,033.690044	13,568.8
11/30/2018	12,035.56	11,654.886793	13,845.61
12/31/2018	10,150.6	10,791.259682	12,595.35
1/31/2019	12,538.87	11,955.636602	13,604.23
2/28/2019	12,694.02	12,088.344168	14,040.93
3/31/2019	13,723.63	12,683.090701	14,313.32
4/30/2019	13,650.03	12,623.480175	14,893.01
5/31/2019	13,576	12,769.912545	13,947.31
6/30/2019	13,996.62	12,994.663006	14,930.59
7/31/2019	14,466.55	13,220.770142	15,145.59
8/31/2019	15,406.57	13,864.621648	14,906.29
9/30/2019	15,925.7	13,996.335553	15,185.04
10/31/2019	16,132.78	13,980.939584	15,514.56
11/30/2019	15,737.99	13,740.467423	16,077.73
12/31/2019	15,976.47	13,920.467547	16,563.28
1/31/2020	16,404.51	14,118.138186	16,556.66
2/29/2020	14,048.95	13,223.048225	15,194.04
3/31/2020	8,001.08	11,246.202515	13,317.58
4/30/2020	9,247.51	12,312.342514	15,024.89
5/31/2020	9,479.13	12,547.508256	15,740.08
6/30/2020	9,802.06	12,733.211378	16,053.31
7/31/2020	10,590.88	13,242.539833	16,958.71
8/31/2020	10,604.02	13,249.161103	18,178.04
9/30/2020	10,051.23	12,978.878216	17,487.28
10/31/2020	9,420.57	12,549.277348	17,022.12
11/30/2020	10,993.06	13,427.726762	18,886.04
12/31/2020	11,512.18	13,631.828209	19,611.26
1/31/2021	11,391.64	13,704.076898	19,413.19
2/28/2021	11,875.27	13,915.119682	19,948.99
3/31/2021	13,215.38	14,861.347821	20,822.76
4/30/2021	15,386.45	16,091.86742	21,934.69
5/31/2021	15,655.54	16,286.579016	22,088.24
6/30/2021	16,337.95	16,806.120887	22,602.89
7/31/2021	17,854.38	17,585.924896	23,140.84
8/31/2021	18,559.43	18,080.089385	23,844.32
9/30/2021	16,618.85	16,953.699817	22,735.56
10/31/2021	19,012.77	18,233.704153	24,329.32
11/30/2021	18,104.16	18,076.894297	24,161.45
12/31/2021	21,583.91	19,926.160584	25,243.88
1/31/2022	18,116.65	18,232.436934	23,938.78
2/28/2022	16,443.09	17,337.224281	23,223.01
3/31/2022	18,594.02	18,687.794052	24,084.58
4/30/2022	17,033.54	18,022.508584	21,984.4
5/31/2022	15,437.33	17,117.778653	22,023.98
6/30/2022	13,244.86	15,936.651926	20,207
7/31/2022	15,608.66	17,297.642	22,070.08
8/31/2022	13,761.62	16,327.244284	21,169.62
9/30/2022	10,386.54	14,178.578936	19,219.9
10/31/2022	10,913.65	14,469.239805	20,776.71
11/30/2022	12,154.19	15,467.617351	21,938.13
12/31/2022	10,922.14	14,720.531433	20,674.5
1/31/2023	13,073.87	16,179.336098	21,972.85
2/28/2023	11,460.21	15,221.519401	21,436.72
3/31/2023	10,861.8	15,008.418129	22,223.44
4/30/2023	10,990.62	15,153.999785	22,570.13
5/31/2023	9,932.1	14,470.554395	22,667.18
6/30/2023	10,976.24	15,279.458386	24,165.48
7/31/2023	11,172.62	15,470.451615	24,941.19
8/31/2023	10,422.67	15,006.338067	24,544.63
9/30/2023	8,889.22	13,918.378557	23,373.85
10/31/2023	8,298.81	13,530.055795	22,883
11/30/2023	10,366.71	15,215.900747	24,972.22
12/31/2023	12,140.74	16,539.684113	26,105.96
1/31/2024	10,937.25	15,755.703086	26,544.54
2/29/2024	11,406.34	16,162.200225	27,962.01
3/31/2024	11,730.47	16,449.887389	28,862.39
4/30/2024	9,729.46	15,051.646961	27,684.81
5/31/2024	10,649.78	15,816.270627	29,057.97
6/30/2024	11,015.57	16,135.759293	30,101.15
7/31/2024	12,565.73	17,300.761114	30,468.39
8/31/2024	13,935.4	18,302.475183	31,208.77
9/30/2024	14,777.79	18,908.287111	31,876.64
10/31/2024	13,721.09	18,288.095294	31,586.56
11/30/2024	14,759.5	19,041.56482	33,440.69
12/31/2024	12,227.02	17,405.894402	32,644.8
1/31/2025	12,572.89	17,726.162859	33,552.33
2/28/2025	13,586.16	18,474.206932	33,116.15
3/31/2025	12,830.48	18,028.978545	31,251.71
4/30/2025	12,331.21	17,812.630802	31,039.2
5/31/2025	12,476.7	17,988.975847	32,991.56
6/30/2025	12,435.27	18,017.758209	34,670.83
7/31/2025	12,318.58	18,001.542226	35,447.46
8/31/2025	12,771.07	18,393.975847	36,167.04
9/30/2025	12,798.73	18,471.230545	37,487.14
10/31/2025	11,942.52	17,915.246506	38,364.34
11/30/2025	12,326.98	18,253.844665	38,460.25
12/31/2025	11,752.98	17,877.815465	38,483.33
1/31/2026	12,309.42	18,358.728701	39,041.33
2/28/2026	13,698.02	19,425.370838	38,744.62
3/31/2026	11,964.76	18,220.997846	36,815.14
4/30/2026	14,050.23	19,811.690958	40,677.05
5/31/2026	13,703.43	19,627.442232	42,816.66

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Ultra Real Estate	9.83%	-2.63%	3.20%
S&P Real Estate Select Sector Index	9.08%	3.79%	6.97%
S&P 500® Index	29.78%	14.14%	15.64%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "S&P Real Estate Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Real Estate Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$55,964,806
  Number of Portfolio Holdings39
  Net Investment Advisory Fees$331,899
  Portfolio Turnover Rate9%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	70%
S&P Real Estate Select Sector Index Long Swaps	131%
Total	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Real Estate	100.0%

Largest Holdings

Table Summary
Holdings	% of Net Assets
Welltower, Inc.	6.9%
Prologis, Inc.	6.4%
Equinix, Inc.	5.0%
American Tower Corp.	4.2%
Simon Property Group, Inc.	3.3%
Digital Realty Trust, Inc.	3.2%
Public Storage	3.1%
Ventas, Inc.	3.0%
Crown Castle, Inc.	2.9%
Realty Income Corp.	2.9%

Ultra Real Estate - URE

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

URE526

Ultra Russell2000

UWM - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Ultra Russell2000 (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UWM	$136	0.95%

How Did the Fund Perform Last Year?

Ultra Russell2000 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Russell 2000 Index (the "Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of 86.47% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 43.08% and a volatility of 19.15%. The Index performance was driven by strength in small-cap equities as investor risk appetite improved, earnings expectations strengthened and expectations for a more supportive interest-rate environment increased. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund's Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Ultra Russell2000 : $32,600	Russell 2000® Index : $28,923	Russell 3000 Index : $40,877
5/31/2016	10,000	10,000	10,000
6/30/2016	9,930.41	9,994	10,021
7/31/2016	11,124.88	10,590.6418	10,418.8337
8/31/2016	11,499.81	10,778.0962	10,445.922668
9/30/2016	11,712.26	10,897.733	10,462.636144
10/31/2016	10,601.04	10,380.0907	10,236.643203
11/30/2016	13,042.76	11,537.4708	10,695.244819
12/31/2016	13,746.36	11,860.52	10,903.802093
1/31/2017	13,810.88	11,906.776	11,108.793572
2/28/2017	14,318.88	12,136.5768	11,522.040693
3/31/2017	14,306.5	12,152.3544	11,530.106121
4/30/2017	14,582.7	12,286.0303	11,652.325246
5/31/2017	13,954.52	12,036.6238	11,771.178964
6/30/2017	14,890.79	12,453.091	11,877.119574
7/31/2017	15,077.12	12,545.2439	12,101.597134
8/31/2017	14,646.48	12,385.9193	12,124.590169
9/30/2017	16,493.25	13,158.8007	12,420.430169
10/31/2017	16,730.08	13,270.6505	12,691.195547
11/30/2017	17,659.17	13,652.8452	13,077.007891
12/31/2017	17,464.11	13,598.2338	13,207.77797
1/31/2018	18,329.37	13,953.1477	13,903.827869
2/28/2018	16,823.22	13,413.1609	13,390.776621
3/31/2018	17,165.31	13,586.1907	13,121.622011
4/30/2018	17,384.93	13,703.0319	13,171.484174
5/31/2018	19,488.63	14,534.806	13,542.920028
6/30/2018	19,696.74	14,639.4566	13,630.949008
7/31/2018	20,311.43	14,894.1831	14,083.496515
8/31/2018	22,017.03	15,536.1224	14,577.827243
9/30/2018	20,913.67	15,161.7019	14,602.609549
10/31/2018	16,469.67	13,515.141	13,527.857487
11/30/2018	16,888.6	13,730.0318	13,798.414636
12/31/2018	12,967.33	12,098.904	12,513.782234
1/31/2019	15,940.76	13,460.0307	13,587.464749
2/28/2019	17,575.25	14,159.9523	14,065.743509
3/31/2019	16,752.21	13,864.0093	14,271.103364
4/30/2019	17,835.39	14,335.3856	14,840.520388
5/31/2019	15,064.07	13,220.0926	13,880.338719
6/30/2019	17,185.18	14,154.7532	14,854.738497
7/31/2019	17,313.34	14,236.8507	15,076.074101
8/31/2019	15,513	13,533.5503	14,768.522189
9/30/2019	16,094.33	13,815.0481	15,028.448179
10/31/2019	16,882.46	14,178.3839	15,351.559815
11/30/2019	18,242.21	14,762.5333	15,934.919088
12/31/2019	19,253.89	15,187.6943	16,395.43825
1/31/2020	17,973.96	14,700.1693	16,377.403268
2/29/2020	14,965.29	13,462.4151	15,036.09394
3/31/2020	8,230.02	10,537.0323	12,968.631023
4/30/2020	10,326.15	11,984.8205	14,685.677771
5/31/2020	11,550.68	12,765.0323	15,471.361532
6/30/2020	12,174.53	13,215.6379	15,825.655711
7/31/2020	12,794.57	13,581.7111	16,724.552955
8/31/2020	14,236.34	14,346.3615	17,935.410589
9/30/2020	13,214.42	13,867.193	17,282.561644
10/31/2020	13,701.14	14,157.0173	16,909.258312
11/30/2020	19,073.38	16,766.1556	18,967.115049
12/31/2020	22,434.53	18,216.4281	19,820.635226
1/31/2021	24,605.2	19,132.7144	19,733.424431
2/28/2021	27,605.95	20,324.6825	20,351.080616
3/31/2021	27,868.23	20,527.9293	21,079.649302
4/30/2021	28,940.37	20,959.0158	22,165.251241
5/31/2021	28,923.19	21,003.0298	22,267.211396
6/30/2021	29,956.56	21,410.4886	22,817.211518
7/31/2021	27,693.37	20,637.5699	23,202.822393
8/31/2021	28,825.71	21,099.8515	23,864.102831
9/30/2021	27,057.82	20,477.4059	22,792.604614
10/31/2021	29,321.2	21,347.6956	24,333.384686
11/30/2021	26,793.35	20,457.4967	23,963.517238
12/31/2021	27,803.51	20,913.6989	24,907.679817
1/31/2022	22,536.14	18,899.7097	23,443.108244
2/28/2022	22,879.06	19,101.9366	22,852.341916
3/31/2022	23,258.42	19,338.8006	23,592.757795
4/30/2022	18,747.91	17,422.3255	21,476.48742
5/31/2022	18,562.5	17,448.4589	21,448.567987
6/30/2022	15,441.84	16,014.1956	19,653.322846
7/31/2022	18,703.29	17,686.0776	21,496.804529
8/31/2022	17,791.28	17,323.513	20,694.97372
9/30/2022	14,381.96	15,663.9205	18,776.549656
10/31/2022	17,512.99	17,388.5181	20,316.226728
11/30/2022	18,098.77	17,795.4095	21,376.733763
12/31/2022	15,661.03	16,640.4874	20,124.057165
1/31/2023	18,697.76	18,262.9349	21,510.604704
2/28/2023	17,913.55	17,954.2913	21,007.256554
3/31/2023	16,029.47	17,096.0762	21,568.150303
4/30/2023	15,349.26	16,788.3468	21,798.929512
5/31/2023	14,941.19	16,633.894	21,883.945337
6/30/2023	17,297.6	17,986.2296	23,378.618803
7/31/2023	19,340.97	19,086.9869	24,215.573356
8/31/2023	17,314.88	18,132.6375	23,748.212791
9/30/2023	15,222.79	17,064.6252	22,617.797862
10/31/2023	13,091.05	15,900.8177	22,018.426219
11/30/2023	15,384.76	17,339.8417	24,070.543542
12/31/2023	19,177.47	19,458.7704	25,346.28235
1/31/2024	17,558.16	18,701.8242	25,627.626084
2/29/2024	19,395.2	19,758.4773	27,014.080655
3/31/2024	20,650.55	20,465.8308	27,886.63546
4/30/2024	17,690.78	19,025.0363	26,659.6235
5/31/2024	19,358.07	19,980.0931	27,917.957729
6/30/2024	18,870.49	19,794.2783	28,783.414419
7/31/2024	22,660.73	21,805.3769	29,318.785927
8/31/2024	21,696.58	21,480.4768	29,957.93546
9/30/2024	21,825.47	21,630.8401	30,578.064724
10/31/2024	21,038.02	21,319.356	30,354.844852
11/30/2024	25,632.74	23,658.0894	32,373.442034
12/31/2024	21,378.71	21,703.9312	31,382.814708
1/31/2025	22,342.43	22,272.5742	32,374.511653
2/28/2025	19,876.93	21,080.9915	31,752.921029
3/31/2025	17,096.51	19,645.376	29,901.725733
4/30/2025	15,906.9	19,191.5678	29,701.384171
5/31/2025	17,482.97	20,216.3975	31,584.451927
6/30/2025	19,301.45	21,316.1695	33,188.942085
7/31/2025	19,821.45	21,684.9393	33,919.098811
8/31/2025	22,544	23,233.2439	34,702.629993
9/30/2025	23,818.57	23,955.7978	35,899.870728
10/31/2025	24,463.47	24,389.3978	36,668.127962
11/30/2025	24,724.53	24,623.536	36,767.131907
12/31/2025	24,276.23	24,480.7195	36,759.778481
1/31/2026	26,767.48	25,790.438	37,329.555047
2/28/2026	26,996.41	25,996.7615	37,150.373183
3/31/2026	24,115.43	24,696.9234	35,303.999636
4/30/2026	30,146.27	27,712.4177	38,905.007599
5/31/2026	32,600.11	28,923.4504	40,877.491484

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Ultra Russell2000	86.47%	2.42%	12.54%
Russell 2000® Index	43.08%	6.61%	11.20%
Russell 3000 Index	29.45%	12.91%	15.11%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"Russell 2000®" and "Russell®" are trademarks of Russell Investment Group ("Russell") and have been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by Russell Investments and Russell Investments makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$249,160,090
  Number of Portfolio Holdings1,920
  Net Investment Advisory Fees$1,903,293
  Portfolio Turnover Rate48%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	50%
Russell 2000® Index Long Swaps	135%
Russell 2000® E-mini Index Futures	15%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Industrials	19.6%
Information Technology	18.5%
Health Care	16.2%
Financials	15.9%
Consumer Discretionary	7.6%
Energy	5.6%
Real Estate	5.0%
Materials	4.7%
Utilities	2.7%
Communication Services	2.6%
Other	1.6%

Largest Holdings

Table Summary
Holdings	% of Net Assets
Bloom Energy Corp., Class A	0.9%
Credo Technology Group Holding Ltd.	0.6%
Sterling Infrastructure, Inc.	0.4%
IonQ, Inc.	0.4%
Fabrinet	0.4%
Nextpower, Inc., Class A	0.3%
Coeur Mining, Inc.	0.3%
TTM Technologies, Inc.	0.3%
EchoStar Corp., Class A	0.3%
Guardant Health, Inc.	0.2%

Ultra Russell2000 - UWM

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

UWM526

Ultra S&P500®

SSO - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Ultra S&P500® (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SSO	$108	0.84%

How Did the Fund Perform Last Year?

Ultra S&P500 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P 500 Index (the “Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of 56.80% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 29.78% and a volatility of 11.90%. The Index performance was driven by strength in U.S. large-cap equities, supported by resilient corporate earnings, optimism regarding artificial intelligence and improved investor risk appetite. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Ultra S&P500® : $88,087	S&P 500® Index : $42,817
5/31/2016	10,000	10,000
6/30/2016	10,009.2	10,026
7/31/2016	10,743.09	10,395.9594
8/31/2016	10,754.46	10,410.513743
9/30/2016	10,724.66	10,412.595846
10/31/2016	10,321.4	10,223.086602
11/30/2016	11,072.14	10,601.340806
12/31/2016	11,491.82	10,811.247354
1/31/2017	11,904.1	11,016.661053
2/28/2017	12,842.73	11,454.022497
3/31/2017	12,841.28	11,467.767324
4/30/2017	13,077.36	11,585.885328
5/31/2017	13,414.85	11,749.246311
6/30/2017	13,550.71	11,822.091638
7/31/2017	14,082.55	12,065.626726
8/31/2017	14,125.37	12,103.030169
9/30/2017	14,678.87	12,352.35259
10/31/2017	15,336.44	12,640.162405
11/30/2017	16,246.36	13,028.215391
12/31/2017	16,571.38	13,172.828582
1/31/2018	18,459.48	13,927.63166
2/28/2018	16,988.53	13,413.702052
3/31/2018	16,030.21	13,072.994019
4/30/2018	16,074.9	13,122.671397
5/31/2018	16,791.59	13,438.927777
6/30/2018	16,938.14	13,522.24913
7/31/2018	18,154.91	14,025.276797
8/31/2018	19,278.09	14,482.500821
9/30/2018	19,440.89	14,565.051075
10/31/2018	16,731.01	13,568.801582
11/30/2018	17,295.03	13,845.605134
12/31/2018	14,178.83	12,595.346991
1/31/2019	16,431.66	13,604.234285
2/28/2019	17,441	14,040.930205
3/31/2019	18,039.18	14,313.324251
4/30/2019	19,458.16	14,893.013883
5/31/2019	16,966.81	13,947.307502
6/30/2019	19,351.18	14,930.59268
7/31/2019	19,841.91	15,145.593215
8/31/2019	19,062.48	14,906.292842
9/30/2019	19,723.73	15,185.040518
10/31/2019	20,498.17	15,514.555898
11/30/2019	21,950.48	16,077.734277
12/31/2019	23,218.23	16,563.281852
1/31/2020	23,111.51	16,556.656539
2/29/2020	19,328.89	15,194.043706
3/31/2020	13,716.2	13,317.579308
4/30/2020	17,185.55	15,024.892976
5/31/2020	18,757.77	15,740.077881
6/30/2020	19,324.97	16,053.305431
7/31/2020	21,527.97	16,958.711857
8/31/2020	24,673.09	18,178.04324
9/30/2020	22,694.85	17,487.277597
10/31/2020	21,410.12	17,022.116013
11/30/2020	26,247.66	18,886.037716
12/31/2020	28,232.84	19,611.261564
1/31/2021	27,567.12	19,413.187823
2/28/2021	29,034.72	19,948.991807
3/31/2021	31,522.99	20,822.757648
4/30/2021	34,893.92	21,934.692906
5/31/2021	35,285.24	22,088.235756
6/30/2021	36,875.01	22,602.89165
7/31/2021	38,562.19	23,140.840471
8/31/2021	40,859.69	23,844.322021
9/30/2021	37,043.67	22,735.561047
10/31/2021	42,314.59	24,329.323877
11/30/2021	41,607.38	24,161.451542
12/31/2021	45,251.89	25,243.884571
1/31/2022	40,512.13	23,938.775739
2/28/2022	37,934.61	23,223.006344
3/31/2022	40,552.57	24,084.579879
4/30/2022	33,557.82	21,984.404514
5/31/2022	33,347.65	22,023.976442
6/30/2022	27,785.43	20,206.998386
7/31/2022	32,955.94	22,070.083637
8/31/2022	30,112.06	21,169.624224
9/30/2022	24,598.07	19,219.901833
10/31/2022	28,435.82	20,776.713882
11/30/2022	31,361.99	21,938.132188
12/31/2022	27,632.5	20,674.495774
1/31/2023	30,983.52	21,972.854108
2/28/2023	29,290.08	21,436.716468
3/31/2023	31,206.94	22,223.443962
4/30/2023	31,998.88	22,570.129688
5/31/2023	32,051.51	22,667.181246
6/30/2023	36,160.53	24,165.481926
7/31/2023	38,305.14	24,941.193896
8/31/2023	36,799.9	24,544.628913
9/30/2023	33,159.6	23,373.850114
10/31/2023	31,528.69	22,882.999262
11/30/2023	37,270.25	24,972.217094
12/31/2023	40,474.06	26,105.95575
1/31/2024	41,540.55	26,544.535807
2/29/2024	45,741.98	27,962.014019
3/31/2024	48,436.77	28,862.39087
4/30/2024	44,242.33	27,684.805323
5/31/2024	48,416.53	29,057.971667
6/30/2024	51,647.62	30,101.15285
7/31/2024	52,506.91	30,468.386914
8/31/2024	54,551.99	31,208.768717
9/30/2024	56,519.72	31,876.636367
10/31/2024	55,142.43	31,586.558976
11/30/2024	61,419.56	33,440.689988
12/31/2024	58,094.02	32,644.801566
1/31/2025	60,927.56	33,552.32705
2/28/2025	58,996.93	33,116.146798
3/31/2025	52,088.1	31,251.707733
4/30/2025	50,105.39	31,039.196121
5/31/2025	56,179.35	32,991.561557
6/30/2025	61,694.01	34,670.83204
7/31/2025	64,154.53	35,447.458678
8/31/2025	66,357.55	36,167.042089
9/30/2025	70,900.42	37,487.139125
10/31/2025	73,766.75	38,364.338181
11/30/2025	73,654.97	38,460.249026
12/31/2025	73,333.77	38,483.325176
1/31/2026	75,064.07	39,041.333391
2/28/2026	73,490.93	38,744.619257
3/31/2026	65,860.75	36,815.137218
4/30/2026	79,939.55	40,677.045112
5/31/2026	88,086.73	42,816.657685

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Ultra S&P500®	56.80%	20.08%	24.31%
S&P 500® Index	29.78%	14.14%	15.64%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"Standard & Poor's®," "S&P®," "S&P 500®," and "Standard & Poor's 500TM" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProShares. This ETF is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$8,377,273,681
  Number of Portfolio Holdings522
  Net Investment Advisory Fees$50,634,193
  Portfolio Turnover Rate12%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	65%
S&P 500® Long Swaps	86%
SPDR® S&P 500® ETF Trust Long Swaps	35%
S&P 500® E-Mini Index Futures	14%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	38.7%
Financials	11.3%
Communication Services	10.4%
Consumer Discretionary	9.7%
Health Care	8.3%
Industrials	8.3%
Consumer Staples	4.5%
Energy	3.1%
Utilities	2.1%
Real Estate	1.8%
Other	1.8%

Largest Holdings

Table Summary
Holdings	% of Net Assets
NVIDIA Corp.	5.2%
Apple, Inc.	4.6%
Microsoft Corp.	3.4%
Amazon.com, Inc.	2.7%
Alphabet, Inc., Class A	2.2%
Broadcom, Inc.	2.1%
Alphabet, Inc., Class C	1.8%
Meta Platforms, Inc., Class A	1.4%
Tesla, Inc.	1.2%
Micron Technology, Inc.	1.1%

Ultra S&P500® - SSO

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SSO526

Ultra S&P 500 Equal Weight

URSP - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Ultra S&P 500 Equal Weight (the “Fund”) for the period of August 25, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investmentFootnote Reference †	Costs paid as a percentage of a $10,000 investment (Annualized)
URSP	$80	0.95%
Footnote	Description
Footnote †	Amount shown reflects the expenses of the Fund from inception date through May 31, 2026. Expenses would be higher if the Fund had been in operations for the full year.

How Did the Fund Perform Last Year?

Ultra S&P 500 Equal Weight (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P 500 Equal Weight Index (the “Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the period ended May 31, 2026, the Fund had a total return of 19.09% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 12.58% and a volatility of 11.64%. The Index performance was driven by broad-based gains across U.S. equities, supported by resilient earnings, improved risk appetite and participation beyond the largest capitalization-weighted technology stocks. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Ultra S&P 500 Equal Weight : $11,909	S&P 500 Equal Weight Index : $11,259	S&P 500® Index : $11,879
8/25/2025	10,000	10,000	10,000
8/31/2025	10,033.92	10,026.406596	10,034.318068
9/30/2025	10,190.5	10,137.69971	10,400.570677
10/31/2025	9,923.28	10,041.391562	10,643.944031
11/30/2025	10,238.76	10,232.178002	10,670.553891
12/31/2025	10,265.36	10,278.222803	10,676.956223
1/31/2026	10,903.01	10,626.654556	10,831.772089
2/28/2026	11,622.64	11,003.900793	10,749.450621
3/31/2026	10,200.05	10,346.967915	10,214.12798
4/30/2026	11,371.36	10,964.6819	11,285.590005
5/31/2026	11,909.01	11,258.535375	11,879.212039

Cumulative Total Return

Table Summary
Fund/Index Name	Since Inception (8/25/25)
Ultra S&P 500 Equal Weight	19.09%
S&P 500 Equal Weight Index	12.58%
S&P 500® Index	18.80%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "S&P 500 "and "S&P 500 Equal Weight Index" are products of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares."S&P "is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones " is a registered trademark of Dow Jones Trademark Holdings LLC("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the S&P 500 are not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones. S&P or their respective affiliates, and they makes no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$30,283,796
  Number of Portfolio Holdings508
  Net Investment Advisory Fees$192,104
  Portfolio Turnover Rate72%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	39%
S&P 500 Equal Weighted Index Long Swaps	158%
Total	197%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	18.9%
Industrials	14.9%
Financials	15.0%
Health Care	11.1%
Consumer Discretionary	9.0%
Consumer Staples	6.6%
Real Estate	6.1%
Utilities	5.7%
Materials	5.0%
Energy	4.0%
Other	3.7%

Largest Holdings

Table Summary
Holdings	% of Net Assets
Dell Technologies, Inc., Class C	0.2%
Sandisk Corp.	0.2%
Advanced Micro Devices, Inc.	0.2%
Intel Corp.	0.2%
Micron Technology, Inc.	0.2%
Seagate Technology Holdings plc	0.2%
ON Semiconductor Corp.	0.2%
Hewlett Packard Enterprise Co.	0.2%
Western Digital Corp.	0.1%
Datadog, Inc., Class A	0.1%

Ultra S&P 500 Equal Weight - URSP

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

URSP526

Ultra Semiconductors

USD - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Ultra Semiconductors (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USD	$222	0.94%

How Did the Fund Perform Last Year?

Ultra Semiconductors (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Semiconductors Index (the “Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of 272.30% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 108.80% and a volatility of 30.96%. The Index performance was driven by strong demand related to artificial intelligence, robust semiconductor earnings expectations and investor enthusiasm for data-center infrastructure spending. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Ultra Semiconductors : $1,158,172	Dow Jones U.S. Semiconductors Index℠ : $246,289	S&P 500® Index : $42,817
5/31/2016	10,000	10,000	10,000
6/30/2016	10,022.89	10,052	10,026
7/31/2016	12,110.36	11,073.2832	10,395.96
8/31/2016	13,123.82	11,543.897736	10,410.51
9/30/2016	14,085.17	11,988.337799	10,412.6
10/31/2016	13,374.17	11,700.617692	10,223.09
11/30/2016	14,769.59	12,323.090553	10,601.34
12/31/2016	15,480.75	12,658.278616	10,811.25
1/31/2017	16,058.81	12,916.5075	11,016.66
2/28/2017	16,764.48	13,217.462124	11,454.02
3/31/2017	17,926.23	13,688.003776	11,467.77
4/30/2017	17,600.15	13,586.712548	11,585.89
5/31/2017	20,602.66	14,740.224443	11,749.25
6/30/2017	18,329.33	13,951.622436	11,822.09
7/31/2017	20,052.79	14,622.695475	12,065.63
8/31/2017	20,879.51	14,961.94201	12,103.03
9/30/2017	23,251.96	15,825.246064	12,352.35
10/31/2017	28,387.87	17,518.547393	12,640.16
11/30/2017	28,699.53	17,665.703191	13,028.22
12/31/2017	28,009.32	17,490.812729	13,172.83
1/31/2018	32,137.45	18,806.121846	13,927.63
2/28/2018	32,288.28	18,981.01878	13,413.7
3/31/2018	30,900.84	18,679.220581	13,072.99
4/30/2018	27,616.15	17,762.07085	13,122.67
5/31/2018	33,866.29	19,733.660715	13,438.93
6/30/2018	29,794.46	18,569.374733	13,522.25
7/31/2018	30,753.32	18,922.192853	14,025.28
8/31/2018	32,419.9	19,487.966419	14,482.5
9/30/2018	31,088.45	19,133.28543	14,565.05
10/31/2018	23,787.86	16,885.124392	13,568.8
11/30/2018	24,018.84	17,080.991835	13,845.61
12/31/2018	20,649.86	15,967.311167	12,595.35
1/31/2019	23,417.18	17,137.715076	13,604.23
2/28/2019	26,989.11	18,450.464051	14,040.93
3/31/2019	28,991.91	19,197.707845	14,313.32
4/30/2019	33,290.95	20,647.134787	14,893.01
5/31/2019	22,786.58	17,178.416143	13,947.31
6/30/2019	28,909.76	19,440.813549	14,930.59
7/31/2019	31,757.07	20,453.679935	15,145.59
8/31/2019	29,798.32	19,946.428672	14,906.29
9/30/2019	31,505.26	20,580.725104	15,185.04
10/31/2019	35,255.67	21,873.194641	15,514.56
11/30/2019	38,284.31	22,848.739122	16,077.73
12/31/2019	43,216.17	24,340.761786	16,563.28
1/31/2020	41,762.48	24,029.200035	16,556.66
2/29/2020	37,196.55	22,844.560474	15,194.04
3/31/2020	26,898.88	20,731.43863	13,317.58
4/30/2020	33,719.56	23,548.84114	15,024.89
5/31/2020	38,917.68	25,458.652156	15,740.08
6/30/2020	42,664.63	26,802.86899	16,053.31
7/31/2020	45,475.07	27,767.772274	16,958.71
8/31/2020	54,094.53	30,366.835758	18,178.04
9/30/2020	53,685.25	30,464.009633	17,487.28
10/31/2020	50,594.85	29,696.31659	17,022.12
11/30/2020	67,840.39	34,545.725089	18,886.04
12/31/2020	72,807.86	35,858.462643	19,611.26
1/31/2021	75,861.96	36,769.267594	19,413.19
2/28/2021	83,541.33	38,832.023506	19,948.99
3/31/2021	84,200.79	39,418.387061	20,822.76
4/30/2021	83,768.25	39,449.92177	21,934.69
5/31/2021	88,172.77	40,653.144384	22,088.24
6/30/2021	101,428.83	43,702.130213	22,602.89
7/31/2021	100,087.34	43,540.432331	23,140.84
8/31/2021	106,669.65	45,051.285333	23,844.32
9/30/2021	96,319.94	42,920.359537	22,735.56
10/31/2021	114,690.83	46,954.873334	24,329.32
11/30/2021	151,549.12	54,293.920036	24,161.45
12/31/2021	148,417.62	54,098.461923	25,243.88
1/31/2022	111,277.53	47,276.645875	23,938.78
2/28/2022	108,580.74	47,167.909589	23,223.01
3/31/2022	111,946.83	48,460.310312	24,084.58
4/30/2022	73,249.58	39,587.227494	21,984.4
5/31/2022	79,521.38	41,812.029679	22,023.98
6/30/2022	53,371.07	34,624.541777	20,207
7/31/2022	71,282.71	40,320.2789	22,070.08
8/31/2022	55,680.46	35,997.945002	21,169.62
9/30/2022	40,227.96	30,853.838661	19,219.9
10/31/2022	43,509.58	32,439.725968	20,776.71
11/30/2022	58,897.77	38,301.58445	21,938.13
12/31/2022	46,656.32	34,390.992678	20,674.5
1/31/2023	61,670.11	39,890.112407	21,972.85
2/28/2023	65,824.08	41,589.431196	21,436.72
3/31/2023	81,484.25	46,588.480826	22,223.44
4/30/2023	72,762.67	44,207.809455	22,570.13
5/31/2023	103,817.66	53,429.558508	22,667.18
6/30/2023	119,093.07	57,559.66338	24,165.48
7/31/2023	134,825.11	61,554.304019	24,941.19
8/31/2023	130,656.63	61,129.579321	24,544.63
9/30/2023	108,490.9	55,970.242827	23,373.85
10/31/2023	95,282.46	52,785.53601	22,883
11/30/2023	125,314.89	60,882.837234	24,972.22
12/31/2023	153,589.21	67,738.244706	26,105.96
1/31/2024	180,353.94	73,902.424974	26,544.54
2/29/2024	244,361.31	86,820.56886	27,962.01
3/31/2024	280,040.04	93,688.075857	28,862.39
4/30/2024	247,058.46	88,919.352796	27,684.81
5/31/2024	331,426.27	103,875.58794	29,057.97
6/30/2024	393,129.28	114,065.78311	30,101.15
7/31/2024	344,793.41	108,704.69131	30,468.39
8/31/2024	334,039.95	108,769.91412	31,208.77
9/30/2024	338,232.71	110,771.28054	31,876.64
10/31/2024	349,945.78	113,562.71681	31,586.56
11/30/2024	355,325.08	115,118.52603	33,440.69
12/31/2024	367,886.22	117,927.41807	32,644.8
1/31/2025	312,542.47	111,111.2133	33,552.33
2/28/2025	301,813.81	110,266.76808	33,116.15
3/31/2025	227,103.53	96,891.409112	31,251.71
4/30/2025	219,009.02	98,218.821417	31,039.2
5/31/2025	311,084.27	117,960.80452	32,991.56
6/30/2025	419,407.81	137,648.4628	34,670.83
7/31/2025	484,905.84	148,701.63436	35,447.46
8/31/2025	476,738.54	148,210.91897	36,167.04
9/30/2025	561,975.15	161,683.2915	37,487.14
10/31/2025	683,943.39	179,824.15681	38,364.34
11/30/2025	596,660.11	169,358.39088	38,460.25
12/31/2025	596,039.88	170,357.60539	38,483.33
1/31/2026	662,947.65	180,562.02595	39,041.33
2/28/2026	599,609.6	173,158.98289	38,744.62
3/31/2026	545,951.04	166,648.20513	36,815.14
4/30/2026	882,344.18	213,293.03774	40,677.05
5/31/2026	1,158,171.78	246,289.47068	42,816.66

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Ultra Semiconductors	272.30%	67.37%	60.83%
Dow Jones U.S. Semiconductors Index℠	108.80%	43.35%	37.75%
S&P 500® Index	29.78%	14.14%	15.64%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "Dow Jones U.S. Semiconductors IndexSM" is a product of "Dow Jones Indexes," the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones®," "DJ," "Dow Jones Indexes" and "Dow Jones U.S. Semiconductors Index" are service marks of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProShares. ProShares have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProShares based on the Dow Jones U.S. Semiconductors Index are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$3,040,954,079
  Number of Portfolio Holdings52
  Net Investment Advisory Fees$12,759,958
  Portfolio Turnover Rate104%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	27%
Dow Jones U.S. Semiconductors℠ Index Long Swaps	174%
Total	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	100.0%

Largest Holdings

Table Summary
Holdings	% of Net Assets
NVIDIA Corp.	11.2%
Broadcom, Inc.	4.6%
Micron Technology, Inc.	2.4%
Advanced Micro Devices, Inc.	1.8%
Intel Corp.	1.2%
Lam Research Corp.	0.9%
Applied Materials, Inc.	0.8%
Texas Instruments, Inc.	0.6%
QUALCOMM, Inc.	0.6%
KLA Corp.	0.6%

Ultra Semiconductors - USD

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

USD526

Ultra SmallCap600

SAA - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Ultra SmallCap600 (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAA	$125	0.95%

How Did the Fund Perform Last Year?

Ultra SmallCap600 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P SmallCap 600 Index (the "Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of 62.60% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 33.33% and a volatility of 17.56%. The Index performance was driven by strength in small-cap equities as investor risk appetite improved, earnings expectations strengthened and expectations for a more supportive interest-rate environment increased. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Ultra SmallCap600 : $30,135	S&P SmallCap 600® Index : $27,888	S&P Composite 1500 Index : $41,396
5/31/2016	10,000	10,000	10,000
6/30/2016	10,062.24	10,061	10,028
7/31/2016	11,084.37	10,573.1	10,406.06
8/31/2016	11,360.31	10,716.9	10,426.87
9/30/2016	11,456.73	10,785.49	10,425.83
10/31/2016	10,426.52	10,302.3	10,220.44
11/30/2016	13,142.29	11,595.24	10,658.89
12/31/2016	13,996.85	11,986	10,876.33
1/31/2017	13,835.38	11,938.05	11,072.11
2/28/2017	14,240.87	12,127.87	11,491.74
3/31/2017	14,154.95	12,113.31	11,499.79
4/30/2017	14,360.97	12,222.33	11,615.93
5/31/2017	13,712.22	11,962	11,750.68
6/30/2017	14,495.91	12,319.66	11,841.16
7/31/2017	14,735.11	12,439.16	12,070.88
8/31/2017	13,935.96	12,120.72	12,081.74
9/30/2017	16,119.16	13,055.23	12,366.87
10/31/2017	16,378.38	13,179.25	12,648.83
11/30/2017	17,491.8	13,643.16	13,043.48
12/31/2017	17,255.34	13,572.22	13,173.91
1/31/2018	18,076.36	13,915.59	13,889.26
2/28/2018	16,593.03	13,377.06	13,369.8
3/31/2018	17,183.14	13,649.95	13,079.67
4/30/2018	17,453.94	13,790.55	13,126.76
5/31/2018	19,702.39	14,681.42	13,474.62
6/30/2018	20,075.64	14,847.32	13,558.16
7/31/2018	21,274.35	15,316.49	14,042.19
8/31/2018	23,288.11	16,056.28	14,505.58
9/30/2018	21,765.81	15,547.29	14,554.9
10/31/2018	17,290.81	13,917.94	13,517.14
11/30/2018	17,706.87	14,126.71	13,799.64
12/31/2018	13,530.03	12,421.61	12,520.42
1/31/2019	16,444.86	13,743.27	13,553.35
2/28/2019	17,832.36	14,341.1	14,001.97
3/31/2019	16,563.04	13,863.55	14,228.8
4/30/2019	17,785.73	14,400.06	14,803.64
5/31/2019	14,706.77	13,142.94	13,838.44
6/30/2019	16,887.18	14,122.09	14,820.97
7/31/2019	17,193.03	14,283.08	15,029.95
8/31/2019	15,539.6	13,638.91	14,754.9
9/30/2019	16,516.22	14,094.45	15,047.05
10/31/2019	17,080.64	14,369.29	15,361.53
11/30/2019	18,077.09	14,809	15,909.94
12/31/2019	19,108.24	15,251.78	16,387.24
1/31/2020	17,546.42	14,646.29	16,338.08
2/29/2020	14,228.54	13,238.78	14,975.48
3/31/2020	7,715.18	10,273.29	13,016.69
4/30/2020	9,468.46	11,578	14,694.54
5/31/2020	10,108.82	12,077.01	15,413.1
6/30/2020	10,641.87	12,528.69	15,719.82
7/31/2020	11,458.83	13,043.62	16,592.27
8/31/2020	12,350.4	13,564.06	17,738.8
9/30/2020	11,140.88	12,926.55	17,066.5
10/31/2020	11,659.61	13,260.06	16,677.38
11/30/2020	16,117.73	15,669.41	18,561.93
12/31/2020	18,842.39	16,973.1	19,324.82
1/31/2021	21,155.71	18,040.71	19,193.41
2/28/2021	24,395.57	19,420.83	19,794.17
3/31/2021	25,804.45	20,067.54	20,659.17
4/30/2021	26,773.9	20,476.92	21,731.38
5/31/2021	27,762.16	20,902.84	21,883.5
6/30/2021	27,840.62	20,973.91	22,338.68
7/31/2021	26,386.22	20,472.63	22,814.49
8/31/2021	27,352.06	20,886.18	23,487.52
9/30/2021	25,944.66	20,378.65	22,416.49
10/31/2021	27,670	21,077.63	23,952.02
11/30/2021	26,285.85	20,594.95	23,746.03
12/31/2021	28,547.88	21,527.91	24,819.35
1/31/2022	24,399.96	19,962.83	23,494
2/28/2022	24,978.61	20,242.31	22,869.06
3/31/2022	24,999.35	20,317.2	23,669.47
4/30/2022	21,119.26	18,730.43	21,631.53
5/31/2022	21,699.3	19,080.69	21,687.77
6/30/2022	17,950.96	17,449.29	19,879.01
7/31/2022	21,595.06	19,195.96	21,733.73
8/31/2022	19,587.76	18,353.26	20,857.86
9/30/2022	15,756.03	16,539.96	18,932.68
10/31/2022	19,678.44	18,585.95	20,511.66
11/30/2022	21,107.41	19,360.99	21,656.21
12/31/2022	18,210.18	18,061.86	20,406.65
1/31/2023	21,658.9	19,775.94	21,741.24
2/28/2023	20,964.51	19,532.69	21,225.98
3/31/2023	18,627.52	18,524.8	21,869.12
4/30/2023	17,487.56	18,009.81	22,157.8
5/31/2023	16,736.11	17,694.64	22,197.68
6/30/2023	19,390.53	19,150.91	23,702.68
7/31/2023	21,436.88	20,206.13	24,489.61
8/31/2023	19,547.8	19,369.59	24,065.94
9/30/2023	17,136.75	18,207.42	22,905.96
10/31/2023	15,085.71	17,162.31	22,360.8
11/30/2023	17,472.37	18,581.64	24,391.16
12/31/2023	22,003.25	20,960.08	25,605.84
1/31/2024	20,126.98	20,132.16	25,948.96
2/29/2024	21,283.77	20,800.55	27,329.45
3/31/2024	22,522.29	21,474.49	28,244.98
4/30/2024	19,887.26	20,269.77	27,050.22
5/31/2024	21,773.67	21,291.36	28,383.79
6/30/2024	20,651.07	20,805.92	29,280.72
7/31/2024	25,088.73	23,052.96	29,775.57
8/31/2024	24,064.2	22,721	30,424.67
9/30/2024	24,276.36	22,914.13	31,048.38
10/31/2024	22,835.18	22,309.19	30,756.53
11/30/2024	27,795.29	24,749.82	32,651.13
12/31/2024	23,354.22	22,782.21	31,736.9
1/31/2025	24,556.96	23,445.17	32,641.4
2/28/2025	21,676.43	22,106.45	32,125.66
3/31/2025	18,910.31	20,749.12	30,313.78
4/30/2025	16,907.7	19,879.73	30,056.11
5/31/2025	18,533.65	20,919.44	31,925.6
6/30/2025	19,920.33	21,764.58	33,515.49
7/31/2025	20,132.71	21,966.99	34,246.13
8/31/2025	22,864.48	23,517.86	35,002.97
9/30/2025	23,159.2	23,748.34	36,200.07
10/31/2025	22,562.96	23,539.35	36,967.51
11/30/2025	23,576.18	24,163.15	37,111.69
12/31/2025	23,404.8	24,151.06	37,133.95
1/31/2026	25,918.33	25,505.94	37,757.8
2/28/2026	26,883.13	26,059.42	37,595.45
3/31/2026	24,531.85	24,998.8	35,723.19
4/30/2026	29,709.71	27,601.17	39,420.54
5/31/2026	30,135.45	27,888.23	41,395.51

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Ultra SmallCap600	62.60%	1.65%	11.66%
S&P SmallCap 600® Index	33.33%	5.94%	10.80%
S&P Composite 1500 Index	29.67%	13.59%	15.26%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"Standard & Poor's®," "S&P®," and "S&P SmallCap 600®" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProShares. This ETF is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$27,010,869
  Number of Portfolio Holdings608
  Net Investment Advisory Fees$109,766
  Portfolio Turnover Rate25%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	76%
S&P SmallCap 600® Long Swaps	125%
Total	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Financials	17.7%
Industrials	17.0%
Information Technology	15.8%
Consumer Discretionary	13.1%
Health Care	11.0%
Real Estate	6.3%
Energy	5.5%
Materials	4.7%
Communication Services	4.0%
Consumer Staples	2.8%
Other	2.1%

Largest Holdings

Table Summary
Holdings	% of Net Assets
Sanmina Corp.	0.6%
Semtech Corp.	0.6%
Viavi Solutions, Inc.	0.5%
Viasat, Inc.	0.5%
Lumen Technologies, Inc.	0.5%
FormFactor, Inc.	0.4%
Element Solutions, Inc.	0.4%
Argan, Inc.	0.4%
Enphase Energy, Inc.	0.4%
Molina Healthcare, Inc.	0.4%

Ultra SmallCap600 - SAA

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SAA526

Ultra Technology

ROM - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Ultra Technology (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ROM	$163	0.93%

How Did the Fund Perform Last Year?

Ultra Technology (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Technology Select Sector Index (the “Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of 149.89% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 66.37% and a volatility of 20.85%. The Index performance was driven by strength in technology shares, supported by optimism regarding artificial intelligence, cloud adoption, cybersecurity demand and strong corporate earnings. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Ultra Technology : $326,609	S&P Technology Select Sector Index : $97,570	S&P Total Market Index : $40,747
5/31/2016	10,000	10,000	10,000
6/30/2016	9,469.27	9,858	10,019
7/31/2016	11,118.67	10,554.96	10,417.76
8/31/2016	11,581.38	10,686.9	10,445.88
9/30/2016	12,107.1	10,909.19	10,464.69
10/31/2016	12,002.76	10,830.64	10,235.51
11/30/2016	12,036.36	10,842.55	10,689.97
12/31/2016	12,327.9	11,082.17	10,898.42
1/31/2017	13,504.55	11,495.54	11,109.85
2/28/2017	14,858.94	12,019.73	11,519.8
3/31/2017	15,583.08	12,285.37	11,529.02
4/30/2017	16,269.92	12,531.08	11,648.92
5/31/2017	17,655.75	13,023.55	11,767.74
6/30/2017	16,592	12,670.61	11,876
7/31/2017	17,778.46	13,236.99	12,100.46
8/31/2017	18,968.75	13,622.18	12,122.24
9/30/2017	19,055.94	13,742.06	12,418.02
10/31/2017	22,066.32	14,636.67	12,687.49
11/30/2017	22,425.41	14,850.36	13,071.93
12/31/2017	22,339.63	14,911.25	13,203.95
1/31/2018	25,579.13	15,971.44	13,905.08
2/28/2018	25,550.66	15,913.94	13,390.59
3/31/2018	23,479.07	15,328.31	13,125.46
4/30/2018	23,255.07	15,331.37	13,172.71
5/31/2018	26,760.56	16,357.04	13,545.5
6/30/2018	26,135.99	16,332.51	13,634.9
7/31/2018	27,219.25	16,677.12	14,090.31
8/31/2018	31,257.24	17,787.82	14,580.65
9/30/2018	30,691.86	17,780.71	14,603.98
10/31/2018	25,392.16	16,363.58	13,521.82
11/30/2018	24,133.46	16,055.95	13,792.26
12/31/2018	20,097.87	14,697.61	12,505.44
1/31/2019	23,644.87	15,720.57	13,582.16
2/28/2019	26,128.79	16,803.72	14,058.89
3/31/2019	28,183.66	17,615.33	14,261.34
4/30/2019	31,986.78	18,748	14,828.94
5/31/2019	25,979.86	17,118.8	13,872.48
6/30/2019	30,046.05	18,681.75	14,844.94
7/31/2019	32,672.87	19,303.85	15,063.16
8/31/2019	30,526.93	19,018.15	14,758.88
9/30/2019	31,465.45	19,305.33	15,012.73
10/31/2019	33,822.08	20,056.3	15,331
11/30/2019	37,538.06	21,135.33	15,910.52
12/31/2019	40,635.93	22,084.31	16,368.74
1/31/2020	43,755.82	22,958.85	16,349.1
2/29/2020	37,671.62	21,287.44	15,010.11
3/31/2020	28,439.71	19,448.21	12,937.21
4/30/2020	36,843.82	22,132.06	14,652.68
5/31/2020	42,304.32	23,692.37	15,439.53
6/30/2020	47,721.24	25,384.01	15,794.64
7/31/2020	53,661.93	26,810.59	16,687.04
8/31/2020	66,964	30,030.54	17,886.84
9/30/2020	58,256.93	28,417.9	17,228.6
10/31/2020	55,223.85	26,968.59	16,861.63
11/30/2020	67,069.06	30,051.09	18,922.13
12/31/2020	73,288.49	31,776.03	19,771.73
1/31/2021	74,011.9	31,483.69	19,708.46
2/28/2021	75,725.13	31,921.31	20,339.13
3/31/2021	76,809.61	32,463.97	21,046.93
4/30/2021	86,732.64	34,171.58	22,126.64
5/31/2021	85,319.54	33,860.62	22,226.21
6/30/2021	98,424.24	36,213.93	22,788.53
7/31/2021	106,155.19	37,611.79	23,180.49
8/31/2021	116,773.32	38,950.77	23,843.46
9/30/2021	101,691.5	36,699.41	22,760.96
10/31/2021	120,285.45	39,697.76	24,290.5
11/30/2021	126,967.39	41,424.61	23,933.43
12/31/2021	130,195.57	42,808.19	24,842.9
1/31/2022	108,668.23	39,931.48	23,349.84
2/28/2022	97,220.44	37,938.9	22,763.76
3/31/2022	102,028.18	39,164.32	23,501.31
4/30/2022	75,949.06	34,903.25	21,381.49
5/31/2022	71,528.31	34,665.9	21,338.73
6/30/2022	58,525.49	31,459.31	19,544.14
7/31/2022	72,366.75	35,681.15	21,377.38
8/31/2022	63,632.07	33,472.48	20,569.31
9/30/2022	48,418.54	29,459.13	18,652.25
10/31/2022	51,710.77	31,724.54	20,174.28
11/30/2022	57,390.9	33,758.08	21,239.48
12/31/2022	47,111.93	30,973.04	19,990.6
1/31/2023	56,934.58	33,850.44	21,383.94
2/28/2023	56,875.04	33,989.22	20,887.84
3/31/2023	71,113.82	37,680.45	21,437.19
4/30/2023	70,415.27	37,635.24	21,651.56
5/31/2023	82,567.17	40,962.19	21,744.66
6/30/2023	92,257.72	43,497.75	23,234.17
7/31/2023	96,277.49	44,598.25	24,070.6
8/31/2023	92,374.13	43,915.89	23,598.82
9/30/2023	80,203.46	41,083.32	22,468.43
10/31/2023	79,628.16	41,120.29	21,864.03
11/30/2023	100,572.28	46,416.59	23,917.06
12/31/2023	108,397.54	48,361.44	25,196.63
1/31/2024	113,357.91	49,686.54	25,476.31
2/29/2024	123,367.12	52,056.59	26,862.22
3/31/2024	124,362.34	52,473.04	27,729.87
4/30/2024	109,316.43	49,424.36	26,506.98
5/31/2024	124,196.24	52,913.72	27,766.06
6/30/2024	143,301.59	57,072.74	28,629.59
7/31/2024	132,155.42	55,189.34	29,156.37
8/31/2024	132,143.45	55,603.26	29,780.32
9/30/2024	137,727.85	57,076.75	30,393.79
10/31/2024	132,260.17	56,197.76	30,178
11/30/2024	144,943.59	59,063.85	32,187.85
12/31/2024	142,779.96	58,868.94	31,219
1/31/2025	139,204.04	58,462.74	32,177.42
2/28/2025	131,814.35	57,141.49	31,569.27
3/31/2025	109,430.97	52,387.31	29,700.37
4/30/2025	109,196.29	53,346	29,495.44
5/31/2025	130,692.34	58,643.26	31,386.09
6/30/2025	156,444.29	64,384.43	32,993.06
7/31/2025	166,969.79	66,721.59	33,745.3
8/31/2025	165,627.71	66,708.25	34,511.32
9/30/2025	190,638.42	71,798.08	35,701.96
10/31/2025	214,541.25	76,529.58	36,487.41
11/30/2025	192,709.99	72,886.77	36,545.79
12/31/2025	194,044.93	73,426.13	36,542.13
1/31/2026	192,520.37	73,404.1	37,112.19
2/28/2026	177,290.32	70,790.92	36,908.07
3/31/2026	161,402.33	67,909.73	35,084.81
4/30/2026	229,972.45	81,444.14	38,744.16
5/31/2026	326,609.22	97,570.08	40,747.23

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Ultra Technology	149.89%	30.80%	41.71%
S&P Technology Select Sector Index	66.37%	23.56%	25.57%
S&P Total Market Index	29.84%	12.88%	15.08%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "S&P Technology Select Industry Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Technology Select Industry Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$1,356,941,449
  Number of Portfolio Holdings87
  Net Investment Advisory Fees$6,289,776
  Portfolio Turnover Rate8%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	55%
S&P Technology Select Sector Index Long Swaps	145%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	100.0%

Largest Holdings

Table Summary
Holdings	% of Net Assets
NVIDIA Corp.	7.2%
Apple, Inc.	6.5%
Microsoft Corp.	4.7%
Micron Technology, Inc.	3.8%
Broadcom, Inc.	3.0%
Advanced Micro Devices, Inc.	2.9%
Intel Corp.	1.9%
Cisco Systems, Inc.	1.6%
Lam Research Corp.	1.4%
Oracle Corp.	1.3%

Ultra Technology - ROM

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

ROM526

Ultra Utilities

UPW - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Ultra Utilities (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UPW	$102	0.95%

How Did the Fund Perform Last Year?

Ultra Utilities (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Utilities Select Sector Index (the “Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of 14.72% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 11.55% and a volatility of 13.41%. For the period, the Fund had an average statistical correlation of over 0.99 to twice that of the return of the Index. The Index performance was driven by gains in utilities shares, supported by defensive demand, interest-rate stabilization and investor focus on electricity demand related to data-center growth. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Ultra Utilities : $27,407	S&P Utilities Select Sector Index : $25,114	S&P Total Market Index : $40,747
5/31/2016	10,000	10,000	10,000
6/30/2016	11,538.67	10,780	10,019
7/31/2016	11,309.1	10,704.54	10,417.76
8/31/2016	10,064.15	10,102.94	10,445.88
9/30/2016	10,112.72	10,142.35	10,464.69
10/31/2016	10,241.97	10,230.58	10,235.51
11/30/2016	9,217.08	9,680.18	10,689.97
12/31/2016	10,076.41	10,158.38	10,898.42
1/31/2017	10,309.56	10,285.36	11,109.85
2/28/2017	11,343.56	10,827.4	11,519.8
3/31/2017	11,293.8	10,807.91	11,529.02
4/30/2017	11,434.53	10,893.29	11,648.92
5/31/2017	12,355.54	11,355.17	11,767.74
6/30/2017	11,699.5	11,047.44	11,876
7/31/2017	12,274.22	11,317	12,100.46
8/31/2017	13,018.29	11,684.8	12,122.24
9/30/2017	12,313.35	11,364.64	12,418.02
10/31/2017	13,269.82	11,806.72	12,687.49
11/30/2017	13,989.35	12,132.59	13,071.93
12/31/2017	12,321.84	11,386.43	13,203.95
1/31/2018	11,508.68	11,040.29	13,905.08
2/28/2018	10,546.28	10,613.03	13,390.59
3/31/2018	11,366.66	11,013.14	13,125.46
4/30/2018	11,878.27	11,244.41	13,172.71
5/31/2018	11,711.18	11,117.35	13,545.5
6/30/2018	12,243.59	11,425.3	13,634.9
7/31/2018	12,621.81	11,637.81	14,090.31
8/31/2018	12,851.64	11,768.16	14,580.65
9/30/2018	12,693.54	11,697.55	14,603.98
10/31/2018	12,933.39	11,925.65	13,521.82
11/30/2018	13,865.64	12,352.59	13,792.26
12/31/2018	12,653.94	11,856.02	12,505.44
1/31/2019	13,506.06	12,262.68	13,582.16
2/28/2019	14,526.41	12,772.8	14,058.89
3/31/2019	15,306.81	13,141.94	14,261.34
4/30/2019	15,529.91	13,264.16	14,828.94
5/31/2019	15,151.75	13,162.02	13,872.48
6/30/2019	16,089.74	13,599	14,844.94
7/31/2019	15,928.59	13,560.93	15,063.16
8/31/2019	17,424.46	14,260.67	14,758.88
9/30/2019	18,809.2	14,868.17	15,012.73
10/31/2019	18,415.01	14,755.18	15,331
11/30/2019	17,616.88	14,483.68	15,910.52
12/31/2019	18,721.54	14,981.92	16,368.74
1/31/2020	21,020.21	15,978.22	16,349.1
2/29/2020	16,833.18	14,399.57	15,010.11
3/31/2020	12,390.56	12,962.49	12,937.21
4/30/2020	12,854.99	13,379.88	14,652.68
5/31/2020	13,827.26	13,968.6	15,439.53
6/30/2020	12,453.27	13,316.27	15,794.64
7/31/2020	14,273.08	14,356.27	16,687.04
8/31/2020	13,504.22	13,975.83	17,886.84
9/30/2020	13,583.7	14,133.75	17,228.6
10/31/2020	14,844.45	14,846.09	16,861.63
11/30/2020	15,274.7	14,952.98	18,922.13
12/31/2020	15,470.24	15,057.66	19,771.73
1/31/2021	15,061.76	14,919.13	19,708.46
2/28/2021	13,370.91	14,006.07	20,339.13
3/31/2021	16,263.79	15,478.11	21,046.93
4/30/2021	17,536.56	16,140.58	22,126.64
5/31/2021	16,657.42	15,756.43	22,226.21
6/30/2021	15,955.94	15,414.52	22,788.53
7/31/2021	17,163.46	16,081.96	23,180.49
8/31/2021	18,416.15	16,722.03	23,843.46
9/30/2021	16,180.48	15,688.61	22,760.96
10/31/2021	17,784.09	16,430.68	24,290.5
11/30/2021	17,152.1	16,159.57	23,933.43
12/31/2021	20,519.18	17,717.35	24,842.9
1/31/2022	19,203.98	17,138	23,349.84
2/28/2022	18,398.61	16,820.94	22,763.76
3/31/2022	22,130.85	18,563.59	23,501.31
4/30/2022	20,274.78	17,774.64	21,381.49
5/31/2022	22,018	18,542.5	21,338.73
6/30/2022	19,624.28	17,619.09	19,544.14
7/31/2022	21,762.15	18,588.14	21,377.38
8/31/2022	21,793.6	18,682.94	20,569.31
9/30/2022	16,995.69	16,564.29	18,652.25
10/31/2022	17,635.22	16,903.86	20,174.28
11/30/2022	20,004.04	18,090.51	21,239.48
12/31/2022	19,583.14	17,994.63	19,990.6
1/31/2023	18,740.01	17,634.74	21,383.94
2/28/2023	16,531.43	16,594.29	20,887.84
3/31/2023	17,922.61	17,409.07	21,437.19
4/30/2023	18,468.78	17,734.62	21,651.56
5/31/2023	16,239.19	16,693.6	21,744.66
6/30/2023	16,639.03	16,969.04	23,234.17
7/31/2023	17,328.48	17,388.18	24,070.6
8/31/2023	15,116.27	16,317.06	23,598.82
9/30/2023	13,328.99	15,398.41	22,468.43
10/31/2023	13,497.02	15,597.05	21,864.03
11/30/2023	14,780.08	16,403.42	23,917.06
12/31/2023	15,209.93	16,718.37	25,196.63
1/31/2024	14,179.56	16,215.14	25,476.31
2/29/2024	14,355.93	16,396.75	26,862.22
3/31/2024	16,187.39	17,482.22	27,729.87
4/30/2024	16,584.77	17,770.67	26,506.98
5/31/2024	19,515.56	19,364.7	27,766.06
6/30/2024	17,301.37	18,297.71	28,629.59
7/31/2024	19,564.5	19,540.12	29,156.37
8/31/2024	21,333.9	20,489.77	29,780.32
9/30/2024	24,069.78	21,842.1	30,393.79
10/31/2024	23,385	21,619.31	30,178
11/30/2024	24,942.41	22,417.06	32,187.85
12/31/2024	20,983.17	20,637.15	31,219
1/31/2025	22,033.21	21,241.82	32,177.42
2/28/2025	22,647.14	21,600.8	31,569.27
3/31/2025	22,591.65	21,656.96	29,700.37
4/30/2025	22,335.39	21,678.62	29,495.44
5/31/2025	23,890.61	22,508.91	31,386.09
6/30/2025	23,890.67	22,580.94	32,993.06
7/31/2025	26,131.53	23,696.44	33,745.3
8/31/2025	25,135.98	23,322.04	34,511.32
9/30/2025	27,095.12	24,292.23	35,701.96
10/31/2025	28,046.07	24,802.37	36,487.41
11/30/2025	28,887.99	25,241.37	36,545.79
12/31/2025	25,833.27	23,951.54	36,542.13
1/31/2026	26,369.4	24,279.67	37,112.19
2/28/2026	31,881.68	26,792.62	36,908.07
3/31/2026	29,637.56	25,932.58	35,084.81
4/30/2026	30,665.57	26,474.57	38,744.16
5/31/2026	27,406.63	25,113.77	40,747.23

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Ultra Utilities	14.72%	10.47%	10.61%
S&P Utilities Select Sector Index	11.55%	9.76%	9.64%
S&P Total Market Index	29.84%	12.88%	15.08%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "S&P Utilities Select Industry Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Utilities Select Industry Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$19,270,330
  Number of Portfolio Holdings37
  Net Investment Advisory Fees$25,283
  Portfolio Turnover Rate1%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	74%
S&P Utilities Select Sector Index Long Swaps	125%
Total	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Utilities	100.0%

Largest Holdings

Table Summary
Holdings	% of Net Assets
NextEra Energy, Inc.	9.8%
Southern Co. (The)	5.5%
Duke Energy Corp.	5.2%
Constellation Energy Corp.	4.8%
American Electric Power Co., Inc.	3.7%
Sempra	3.1%
Dominion Energy, Inc.	3.1%
Vistra Corp.	2.8%
Entergy Corp.	2.7%
Xcel Energy, Inc.	2.5%

Ultra Utilities - UPW

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

UPW526

UltraPro Dow30℠

UDOW - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about UltraPro Dow30℠ (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UDOW	$122	0.94%

How Did the Fund Perform Last Year?

UltraPro Dow30 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Dow Jones Industrial Average (the “Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of 58.50% and an average daily statistical correlation of over 0.99 to three times that of the return of the Index. For the same period, the Index had a total return of 22.71% and a volatility of 12.09%. The Index performance was driven by strength in large-cap U.S. equities, resilient corporate earnings, improved investor risk appetite and easing concerns regarding tariffs and macroeconomic uncertainty. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	UltraPro Dow30℠ : $82,813	Dow Jones Industrial Average℠ Index : $35,433	S&P 500® Index : $42,817
5/31/2016	10,000	10,000	10,000
6/30/2016	10,186.28	10,095	10,026
7/31/2016	11,075.65	10,391.793	10,395.96
8/31/2016	11,127.58	10,418.811662	10,410.51
9/30/2016	10,918.07	10,376.094534	10,412.6
10/31/2016	10,628.51	10,294.123387	10,223.09
11/30/2016	12,553.42	10,899.417842	10,601.34
12/31/2016	13,838.93	11,274.357816	10,811.25
1/31/2017	14,048.28	11,344.258835	11,016.66
2/28/2017	16,286.49	11,930.757016	11,454.02
3/31/2017	15,921.74	11,859.172474	11,467.77
4/30/2017	16,548.67	12,031.130475	11,585.89
5/31/2017	16,822.33	12,116.551501	11,749.25
6/30/2017	17,640.13	12,327.379498	11,822.09
7/31/2017	19,015.42	12,657.753268	12,065.63
8/31/2017	19,280.25	12,740.028664	12,103.03
9/30/2017	20,456.79	13,015.213284	12,352.35
10/31/2017	23,192.31	13,593.088753	12,640.16
11/30/2017	26,116.19	14,169.435716	13,028.22
12/31/2017	27,523.16	14,441.488882	13,172.83
1/31/2018	32,445.06	15,290.648428	13,927.63
2/28/2018	27,999.96	14,685.138751	13,413.7
3/31/2018	24,705.24	14,157.94227	13,072.99
4/30/2018	24,637.62	14,206.079273	13,122.67
5/31/2018	25,456.19	14,406.384991	13,438.93
6/30/2018	24,892.53	14,335.793705	13,522.25
7/31/2018	28,467.75	15,028.212541	14,025.28
8/31/2018	30,461.16	15,412.934782	14,482.5
9/30/2018	32,106.48	15,716.569597	14,565.05
10/31/2018	27,042.76	14,933.884431	13,568.8
11/30/2018	28,329.29	15,248.989392	13,845.61
12/31/2018	21,051.13	13,939.101204	12,595.35
1/31/2019	25,602.66	14,955.261681	13,604.23
2/28/2019	28,596.43	15,557.958727	14,040.93
3/31/2019	28,506.86	15,584.407257	14,313.32
4/30/2019	30,613.53	15,998.95249	14,893.01
5/31/2019	24,863.18	14,987.818693	13,947.31
6/30/2019	30,465.83	16,083.428239	14,930.59
7/31/2019	31,263.13	16,263.562635	15,145.59
8/31/2019	29,481.88	16,048.883608	14,906.29
9/30/2019	31,126.94	16,377.885722	15,185.04
10/31/2019	31,362.59	16,474.515248	15,514.56
11/30/2019	35,189.06	17,151.617825	16,077.73
12/31/2019	36,956.18	17,472.353078	16,563.28
1/31/2020	35,671.32	17,316.849136	16,556.66
2/29/2020	25,660.46	15,628.456345	15,194.04
3/31/2020	12,432.37	13,499.860591	13,317.58
4/30/2020	16,348.38	15,014.544949	15,024.89
5/31/2020	18,412.54	15,714.222744	15,740.08
6/30/2020	18,763.86	16,000.221598	16,053.31
7/31/2020	20,058.23	16,401.82716	16,958.71
8/31/2020	25,090.73	17,700.851871	18,178.04
9/30/2020	23,189.18	17,314.9733	17,487.28
10/31/2020	19,954.68	16,532.336507	17,022.12
11/30/2020	27,815.18	18,539.362159	18,886.04
12/31/2020	30,636.88	19,171.554408	19,611.26
1/31/2021	28,671.31	18,797.709098	19,413.19
2/28/2021	31,559.81	19,442.47052	19,948.99
3/31/2021	38,143.7	20,760.670021	20,822.76
4/30/2021	41,250.09	21,337.816647	21,934.69
5/31/2021	43,807.19	21,809.382395	22,088.24
6/30/2021	43,631.39	21,813.744272	22,602.89
7/31/2021	45,142.41	22,106.048445	23,140.84
8/31/2021	47,020.86	22,437.639172	23,844.32
9/30/2021	41,071.54	21,495.258326	22,735.56
10/31/2021	48,578.93	22,769.927145	24,329.32
11/30/2021	43,395.64	21,972.979695	24,161.45
12/31/2021	50,576.56	23,188.085472	25,243.88
1/31/2022	45,539.58	22,436.791503	23,938.78
2/28/2022	40,802.15	21,698.621063	23,223.01
3/31/2022	43,405.91	22,238.916727	24,084.58
4/30/2022	36,950.35	21,167.000941	21,984.4
5/31/2022	36,623.52	21,236.852044	22,023.98
6/30/2022	29,334.55	19,843.71455	20,207
7/31/2022	35,390.96	21,197.055882	22,070.08
8/31/2022	31,148.68	20,408.525403	21,169.62
9/30/2022	23,199.72	18,620.738578	19,219.9
10/31/2022	33,674.05	21,240.676496	20,776.71
11/30/2022	39,420.2	22,523.613356	21,938.13
12/31/2022	34,219.41	21,602.39757	20,674.5
1/31/2023	36,792	22,235.347819	21,972.85
2/28/2023	32,195.56	21,359.275115	21,436.72
3/31/2023	33,652.44	21,803.548037	22,223.44
4/30/2023	35,896.31	22,363.899222	22,570.13
5/31/2023	32,134.7	21,654.963616	22,667.18
6/30/2023	36,313.38	22,668.415914	24,165.48
7/31/2023	39,724.19	23,448.209421	24,941.19
8/31/2023	36,804.65	22,976.900412	24,544.63
9/30/2023	32,751.05	22,191.090418	23,373.85
10/31/2023	31,052.76	21,911.482678	22,883
11/30/2023	39,788.26	23,916.383343	24,972.22
12/31/2023	45,373.13	25,095.461042	26,105.96
1/31/2024	46,577.14	25,424.211582	26,544.54
2/29/2024	49,486.37	26,059.816871	27,962.01
3/31/2024	52,163.51	26,635.738824	28,862.39
4/30/2024	44,194.09	25,325.260474	27,684.81
5/31/2024	46,988.13	25,978.652194	29,057.97
6/30/2024	48,219.9	26,298.189616	30,101.15
7/31/2024	54,237.11	27,484.237968	30,468.39
8/31/2024	56,565.06	28,042.167999	31,208.77
9/30/2024	59,207.76	28,591.794491	31,876.64
10/31/2024	56,276.41	28,231.537881	31,586.56
11/30/2024	69,296.85	30,416.658913	33,440.69
12/31/2024	58,306.39	28,856.284311	32,644.8
1/31/2025	66,140.1	30,235.614701	33,552.33
2/28/2025	62,635.58	29,815.339656	33,116.15
3/31/2025	54,372.41	28,604.836866	31,251.71
4/30/2025	47,019.58	27,723.807891	31,039.2
5/31/2025	52,244.87	28,877.118299	32,991.56
6/30/2025	58,835.1	30,167.925487	34,670.83
7/31/2025	58,402.58	30,216.194168	35,447.46
8/31/2025	63,738.46	31,249.588008	36,167.04
9/30/2025	66,933.18	31,874.579769	37,487.14
10/31/2025	71,320.21	32,700.131385	38,364.34
11/30/2025	71,417.31	32,857.092015	38,460.25
12/31/2025	72,546.89	33,159.377262	38,483.33
1/31/2026	75,585.1	33,756.246052	39,041.33
2/28/2026	75,323.6	33,860.890415	38,744.62
3/31/2026	63,133.51	32,100.124114	36,815.14
4/30/2026	76,820.11	34,424.173099	40,677.05
5/31/2026	82,813.09	35,432.801371	42,816.66

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraPro Dow30℠	58.50%	13.58%	23.54%
Dow Jones Industrial Average℠ Index	22.71%	10.18%	13.48%
S&P 500® Index	29.78%	14.14%	15.64%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"The Dow 30SM" and "Dow Jones Industrial AverageSM" are products of "Dow Jones Indexes," the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones®," "DJ," "Dow Jones Indexes," "The Dow 30" and "Dow Jones Industrial Average" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProShares. ProShares have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProShares based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$826,459,336
  Number of Portfolio Holdings41
  Net Investment Advisory Fees$5,546,691
  Portfolio Turnover Rate0%Footnote Reference*
Footnote	Description
Footnote*	Represents less than 0.5% of net assets.

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	54%
Dow Jones Industrial Average℠ Long Swaps	235%
DJIA CBOT E-Mini Index Futures	11%
Total	300%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Financials	27.2%
Information Technology	19.1%
Industrials	18.1%
Health Care	12.8%
Consumer Discretionary	11.0%
Consumer Staples	4.1%
Materials	3.7%
Energy	2.2%
Communication Services	1.8%

Largest Holdings

Table Summary
Holdings	% of Net Assets
Goldman Sachs Group, Inc. (The)	6.7%
Caterpillar, Inc.	5.7%
Microsoft Corp.	3.0%
UnitedHealth Group, Inc.	2.5%
Amgen, Inc.	2.2%
Visa, Inc., Class A	2.1%
Home Depot, Inc. (The)	2.1%
American Express Co.	2.1%
Apple, Inc.	2.0%
Sherwin-Williams Co. (The)	2.0%

*   Represents less than 1%.

UltraPro Dow30℠ - UDOW

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

UDOW526

UltraPro MidCap400

UMDD - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about UltraPro MidCap400 (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UMDD	$127	0.95%

How Did the Fund Perform Last Year?

UltraPro MidCap400 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the S&P MidCap 400 Index (the "Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of 66.93% and an average daily statistical correlation of over 0.99 to three times that of the return of the Index. For the same period, the Index had a total return of 25.88% and a volatility of 15.45%. The Index performance was driven by strength in mid-cap equities as investor risk appetite improved, corporate earnings remained resilient and market leadership broadened. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund's Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	UltraPro MidCap400 : $30,626	S&P MidCap 400® Index : $29,176	S&P Composite 1500 Index : $41,396
5/31/2016	10,000	10,000	10,000
6/30/2016	9,972.11	10,042	10,028
7/31/2016	11,260.16	10,472.8	10,406.06
8/31/2016	11,378.85	10,525.17	10,426.87
9/30/2016	11,061.56	10,457.8	10,425.83
10/31/2016	10,150.62	10,177.54	10,220.44
11/30/2016	12,695.62	10,992.76	10,658.89
12/31/2016	13,475.41	11,233.5	10,876.33
1/31/2017	14,081.78	11,422.22	11,072.11
2/28/2017	15,152.05	11,721.48	11,491.74
3/31/2017	14,875.22	11,675.77	11,499.79
4/30/2017	15,165.36	11,773.85	11,615.93
5/31/2017	14,857.34	11,716.15	11,750.68
6/30/2017	15,497.93	11,905.95	11,841.16
7/31/2017	15,830.09	12,010.73	12,070.88
8/31/2017	15,005.05	11,826.96	12,081.74
9/30/2017	16,754.44	12,290.58	12,366.87
10/31/2017	17,835.86	12,568.35	12,648.83
11/30/2017	19,768.26	13,030.86	13,043.48
12/31/2017	19,790.62	13,059.53	13,173.91
1/31/2018	21,400.91	13,434.34	13,889.26
2/28/2018	18,358.92	12,839.2	13,369.8
3/31/2018	18,632.05	12,958.6	13,079.67
4/30/2018	18,283.94	12,924.91	13,126.76
5/31/2018	20,483.44	13,458.71	13,474.62
6/30/2018	20,601.46	13,515.24	13,558.16
7/31/2018	21,551.94	13,753.1	14,042.19
8/31/2018	23,509.25	14,191.83	14,505.58
9/30/2018	22,617.49	14,035.72	14,554.9
10/31/2018	16,444.12	12,695.31	13,517.14
11/30/2018	17,798.98	13,091.4	13,799.64
12/31/2018	12,088.59	11,609.45	12,520.42
1/31/2019	16,056.5	12,823.8	13,553.35
2/28/2019	18,054.95	13,367.53	14,001.97
3/31/2019	17,549.18	13,291.34	14,228.8
4/30/2019	19,573.23	13,825.65	14,803.64
5/31/2019	15,026.82	12,723.74	13,838.44
6/30/2019	18,569.22	13,695.84	14,820.97
7/31/2019	19,054.51	13,858.82	15,029.95
8/31/2019	16,404.74	13,278.13	14,754.9
9/30/2019	17,807.73	13,684.44	15,047.05
10/31/2019	18,226.46	13,839.08	15,361.53
11/30/2019	19,774.42	14,250.1	15,909.94
12/31/2019	21,360.03	14,650.53	16,387.24
1/31/2020	19,567.7	14,268.15	16,338.08
2/29/2020	14,220.55	12,914.1	14,975.48
3/31/2020	5,196.73	10,299	13,016.69
4/30/2020	7,179.68	11,759.39	14,694.54
5/31/2020	8,555.93	12,619.01	15,413.1
6/30/2020	8,516.3	12,778	15,719.82
7/31/2020	9,634.74	13,367.07	16,592.27
8/31/2020	10,632.55	13,836.25	17,738.8
9/30/2020	9,478.58	13,386.58	17,066.5
10/31/2020	9,990.5	13,677.07	16,677.38
11/30/2020	14,674.6	15,630.15	18,561.93
12/31/2020	17,618.12	16,649.24	19,324.82
1/31/2021	18,177.64	16,898.97	19,193.41
2/28/2021	21,918.44	18,048.1	19,794.17
3/31/2021	24,670.07	18,890.95	20,659.17
4/30/2021	27,982.18	19,741.04	21,731.38
5/31/2021	27,902.39	19,780.53	21,883.5
6/30/2021	26,860.83	19,578.77	22,338.68
7/31/2021	26,871.36	19,645.33	22,814.49
8/31/2021	28,308.32	20,028.42	23,487.52
9/30/2021	24,893.11	19,233.29	22,416.49
10/31/2021	29,379.93	20,366.13	23,952.02
11/30/2021	26,613.49	19,767.37	23,746.03
12/31/2021	30,468.69	20,771.55	24,819.35
1/31/2022	24,006.07	19,273.92	23,494
2/28/2022	24,485.15	19,487.86	22,869.06
3/31/2022	24,971.98	19,756.79	23,669.47
4/30/2022	19,701.4	18,352.08	21,631.53
5/31/2022	19,544.55	18,489.72	21,687.77
6/30/2022	13,963.54	16,711.01	19,879.01
7/31/2022	18,730.8	18,524.16	21,733.73
8/31/2022	16,725.11	17,949.91	20,857.86
9/30/2022	12,209.22	16,300.31	18,932.68
10/31/2022	16,023.47	18,015.11	20,511.66
11/30/2022	18,618.89	19,117.63	21,656.21
12/31/2022	15,390.54	18,058.51	20,406.65
1/31/2023	19,717.25	19,725.31	21,741.24
2/28/2023	18,396.57	19,368.29	21,225.98
3/31/2023	16,221.49	18,746.56	21,869.12
4/30/2023	15,623.6	18,600.34	22,157.8
5/31/2023	13,928.91	18,006.99	22,197.68
6/30/2023	17,759.62	19,656.43	23,702.68
7/31/2023	19,780.14	20,468.24	24,489.61
8/31/2023	17,814.69	19,876.71	24,065.94
9/30/2023	14,905.14	18,831.19	22,905.96
10/31/2023	12,379.37	17,825.61	22,360.8
11/30/2023	15,484.67	19,342.57	24,391.16
12/31/2023	19,518.16	21,029.24	25,605.84
1/31/2024	18,238.06	20,669.64	25,948.96
2/29/2024	21,307.22	21,897.42	27,329.45
3/31/2024	24,740.81	23,123.67	28,244.98
4/30/2024	20,175.97	21,731.63	27,050.22
5/31/2024	22,566.15	22,685.64	28,383.79
6/30/2024	21,206.28	22,327.21	29,280.72
7/31/2024	24,607.44	23,624.42	29,775.57
8/31/2024	23,928.48	23,605.52	30,424.67
9/30/2024	24,373.71	23,879.35	31,048.38
10/31/2024	23,529.13	23,709.8	30,756.53
11/30/2024	29,745	25,798.64	32,651.13
12/31/2024	23,414.5	23,961.77	31,736.9
1/31/2025	25,836.8	24,884.3	32,641.4
2/28/2025	22,293.71	23,801.83	32,125.66
3/31/2025	18,408.27	22,499.87	30,313.78
4/30/2025	15,999.2	21,993.63	30,056.11
5/31/2025	18,346.5	23,181.28	31,925.6
6/30/2025	20,126.18	24,011.17	33,515.49
7/31/2025	20,813.35	24,400.15	34,246.13
8/31/2025	22,621.78	25,227.32	35,002.97
9/30/2025	22,655.58	25,343.36	36,200.07
10/31/2025	21,948.22	25,224.25	36,967.51
11/30/2025	22,972.99	25,741.35	37,111.69
12/31/2025	22,732.28	25,759.37	37,133.95
1/31/2026	25,270.68	26,802.62	37,757.8
2/28/2026	28,147.35	27,906.89	37,595.45
3/31/2026	23,330.87	26,402.71	35,723.19
4/30/2026	28,874.38	28,477.96	39,420.54
5/31/2026	30,626.22	29,175.67	41,395.51

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraPro MidCap400	66.93%	1.88%	11.84%
S&P MidCap 400® Index	25.88%	8.07%	11.30%
S&P Composite 1500 Index	29.67%	13.59%	15.26%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"Standard & Poor's®," "S&P®," and "S&P MidCap 400®" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProShares. This ETF is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$31,928,762
  Number of Portfolio Holdings409
  Net Investment Advisory Fees$92,164
  Portfolio Turnover Rate25%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	53%
S&P MidCap 400® Long Swaps	231%
S&P Midcap 400® E-Mini Index Futures	16%
Total	300%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Industrials	26.0%
Information Technology	15.7%
Financials	14.3%
Consumer Discretionary	10.9%
Health Care	8.8%
Real Estate	6.7%
Materials	5.7%
Energy	4.7%
Utilities	3.1%
Consumer Staples	3.1%
Other	1.0%

Largest Holdings

Table Summary
Holdings	% of Net Assets
Flex Ltd.	0.8%
Twilio, Inc., Class A	0.4%
TechnipFMC plc	0.4%
Curtiss-Wright Corp.	0.4%
nVent Electric plc	0.4%
Sterling Infrastructure, Inc.	0.4%
XPO, Inc.	0.4%
Everpure, Inc., Class A	0.4%
Illumina, Inc.	0.4%
United Therapeutics Corp.	0.4%

UltraPro MidCap400 - UMDD

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

UMDD526

UltraPro QQQ®

TQQQ - The Nasdaq Stock Market

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about UltraPro QQQ® (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TQQQ	$134	0.78%

How Did the Fund Perform Last Year?

UltraPro QQQ (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Nasdaq-100 Index (the "Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of 142.72% and an average daily statistical correlation of over 0.99 to three times that of the return of the Index. For the same period, the Index had a total return of 43.09% and a volatility of 16.13%. The Index performance was driven by strength in technology and other growth-oriented companies, supported by optimism regarding artificial intelligence, strong corporate earnings and improved investor risk appetite. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	UltraPro QQQ® : $406,818	Nasdaq-100® Index : $73,373	Nasdaq Composite Index : $59,494
5/31/2016	10,000	10,000	10,000
6/30/2016	9,200.86	9,770	9,794
7/31/2016	11,266.54	10,466.601	10,445.301
8/31/2016	11,595.22	10,579.6403	10,568.555552
9/30/2016	12,291.03	10,816.6242	10,775.699241
10/31/2016	11,701.64	10,655.4565	10,531.090868
11/30/2016	11,759.66	10,701.275	10,825.961412
12/31/2016	12,100.9	10,824.3397	10,954.790353
1/31/2017	14,049.17	11,392.6175	11,431.323733
2/28/2017	15,920.79	11,890.4749	11,878.288491
3/31/2017	16,835.68	12,134.2296	12,064.777621
4/30/2017	18,190.53	12,469.1343	12,348.299895
5/31/2017	20,257.07	12,952.9368	12,677.999502
6/30/2017	18,639.46	12,642.0663	12,567.700906
7/31/2017	20,949.47	13,169.2404	12,997.516277
8/31/2017	22,049.42	13,436.576	13,183.38076
9/30/2017	21,850.19	13,420.4521	13,329.716286
10/31/2017	24,804.93	14,031.0827	13,810.919044
11/30/2017	26,196.36	14,320.123	14,134.09455
12/31/2017	26,457.38	14,394.5876	14,201.938204
1/31/2018	33,711.17	15,646.9168	15,252.881631
2/28/2018	31,684.14	15,456.0244	14,987.481491
3/31/2018	27,459.16	14,847.057	14,569.330757
4/30/2018	27,302.52	14,907.93	14,580.986222
5/31/2018	31,934.13	15,754.7004	15,382.940464
6/30/2018	32,671.25	15,926.4266	15,533.69328
7/31/2018	35,065.27	16,365.996	15,873.881163
8/31/2018	41,417.12	17,347.9557	16,802.503211
9/30/2018	40,736.63	17,297.6467	16,684.885689
10/31/2018	29,948.96	15,806.5895	15,156.55016
11/30/2018	29,138.44	15,792.3636	15,230.817255
12/31/2018	21,259.22	14,397.8979	13,799.120433
1/31/2019	27,004.23	15,716.7453	15,150.054324
2/28/2019	29,223.94	16,178.8177	15,695.456279
3/31/2019	32,543.63	16,830.824	16,119.233599
4/30/2019	37,921.23	17,756.5193	16,888.121042
5/31/2019	28,787.22	16,291.6065	15,572.536413
6/30/2019	35,496.15	17,544.431	16,742.033897
7/31/2019	37,715.66	17,958.4796	17,101.987626
8/31/2019	34,785.39	17,624.4519	16,681.27873
9/30/2019	35,325.83	17,770.7348	16,771.357635
10/31/2019	39,699.74	18,547.3159	17,393.575004
11/30/2019	44,528.45	19,307.7559	18,200.636884
12/31/2019	49,730.24	20,078.1354	18,861.320003
1/31/2020	53,793.28	20,682.4872	19,244.204799
2/29/2020	43,886.86	19,487.0395	18,037.593158
3/31/2020	27,419.09	18,011.8706	16,228.422564
4/30/2020	40,075.52	20,755.0785	18,742.205219
5/31/2020	47,531.21	22,064.7239	20,033.543159
6/30/2020	56,069.46	23,470.2468	21,249.579229
7/31/2020	68,436.42	25,209.3921	22,705.175406
8/31/2020	93,084.33	28,022.7603	24,907.57742
9/30/2020	75,427.56	26,433.8698	23,637.290972
10/31/2020	66,946.28	25,598.5595	23,103.088196
11/30/2020	90,394.19	28,439.9996	25,854.666
12/31/2020	104,359.85	29,893.2836	27,330.967429
1/31/2021	103,938.09	29,988.9421	27,724.53336
2/28/2021	102,571.99	29,976.9465	28,004.551147
3/31/2021	104,424.93	30,417.6076	28,138.972992
4/30/2021	123,045.29	32,218.33	29,666.919226
5/31/2021	117,401.39	31,841.3755	29,239.715589
6/30/2021	140,602.67	33,879.2236	30,862.519804
7/31/2021	152,063.52	34,834.6177	31,229.783789
8/31/2021	171,460.31	36,315.0889	32,503.958968
9/30/2021	142,722.91	34,248.7604	30,791.00033
10/31/2021	178,123.44	36,968.1119	33,035.664255
11/30/2021	186,712.6	37,663.1124	33,144.681947
12/31/2021	190,252.5	38,111.3035	33,389.952593
1/31/2022	142,376.94	34,875.6538	30,398.212841
2/28/2022	120,506.93	33,292.2991	29,379.872711
3/31/2022	132,553.88	34,717.2095	30,402.292281
4/30/2022	83,410.62	30,085.9338	26,377.028783
5/31/2022	75,791.68	29,625.619	25,867.952127
6/30/2022	54,873.2	26,977.0886	23,630.374268
7/31/2022	76,561.81	30,376.2018	26,558.17764
8/31/2022	63,824.91	28,823.9779	25,355.092193
9/30/2022	44,283.95	25,783.0482	22,708.020568
10/31/2022	48,025.83	26,816.9485	23,602.716579
11/30/2022	54,258.9	28,324.061	24,667.199096
12/31/2022	39,904.32	25,772.0631	22,528.552935
1/31/2023	52,892.4	28,521.9422	24,943.613809
2/28/2023	51,086.99	28,416.411	24,691.68331
3/31/2023	65,653.9	31,127.3366	26,365.779438
4/30/2023	65,652.49	31,289.1988	26,384.235484
5/31/2023	80,543.37	33,707.8539	27,948.820648
6/30/2023	95,643.49	35,915.7183	29,807.417221
7/31/2023	105,524.79	37,294.8819	31,023.559844
8/31/2023	98,696.52	36,735.4586	30,387.576867
9/30/2023	83,280.12	34,891.3386	28,634.213682
10/31/2023	76,703.52	34,179.5553	27,843.909384
11/30/2023	102,587.9	37,877.7832	30,859.40477
12/31/2023	118,992.61	39,983.7879	32,581.359556
1/31/2024	123,699.61	40,739.4815	32,920.205696
2/29/2024	142,314.04	42,943.4875	34,967.84249
3/31/2024	145,285.19	43,471.6924	35,614.747576
4/30/2024	124,246.94	41,545.8964	34,054.821632
5/31/2024	147,262.05	44,200.6792	36,431.848182
6/30/2024	174,289.41	46,972.0618	38,628.688628
7/31/2024	161,740.6	46,225.206	38,346.699201
8/31/2024	162,769.95	46,770.6634	38,630.464775
9/30/2024	172,095.55	47,972.6695	39,696.665603
10/31/2024	165,054.08	47,579.2936	39,502.151941
11/30/2024	189,604.24	50,105.7541	41,986.837298
12/31/2024	188,271.11	50,336.2405	42,217.764903
1/31/2025	197,214.5	51,468.8059	42,918.579801
2/28/2025	178,615.68	50,084.2951	41,240.46333
3/31/2025	136,853.42	46,272.8802	37,883.489615
4/30/2025	131,530.8	46,990.1099	38,216.864324
5/31/2025	167,606.64	51,280.3069	41,904.791731
6/30/2025	198,935.74	54,531.4783	44,687.269902
7/31/2025	211,263.84	55,845.687	46,349.636343
8/31/2025	213,736.03	56,359.4673	47,114.405342
9/30/2025	248,029.89	59,442.3301	49,790.503566
10/31/2025	279,922.77	62,301.5062	52,140.615334
11/30/2025	261,864.21	61,323.3726	51,384.576412
12/31/2025	253,075.29	60,912.506	51,143.068902
1/31/2026	259,077	61,661.7298	51,639.156671
2/28/2026	238,072.04	60,268.1747	49,919.572754
3/31/2026	200,904.28	57,369.2755	47,583.336749
4/30/2026	305,739.4	66,353.3041	54,868.345605
5/31/2026	406,817.74	73,373.4836	59,493.74714

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraPro QQQ®	142.72%	28.22%	44.86%
Nasdaq-100® Index	43.09%	18.16%	22.04%
Nasdaq Composite Index	41.98%	15.26%	19.51%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"QQQ®," "Nasdaq-100® Index" and "Nasdaq-100®" are registered trademarks of The Nasdaq OMX Group Inc. and have been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by The Nasdaq OMX Group Inc. and The Nasdaq OMX Group Inc. makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$39,747,278,039
  Number of Portfolio Holdings124
  Net Investment Advisory Fees$169,472,190
  Portfolio Turnover Rate25%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	30%
Nasdaq-100 Index® Long Swaps	257%
Nasdaq-100 E-Mini Index Futures	13%
Total	300%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	58.9%
Communication Services	13.4%
Consumer Discretionary	11.4%
Consumer Staples	6.4%
Health Care	3.7%
Industrials	3.3%
Utilities	1.2%
Materials	1.0%
Energy	0.5%
Financials	0.2%

Largest Holdings

Table Summary
Holdings	% of Net Assets
NVIDIA Corp.	2.5%
Apple, Inc.	2.2%
Microsoft Corp.	1.6%
Micron Technology, Inc.	1.5%
Amazon.com, Inc.	1.4%
Advanced Micro Devices, Inc.	1.1%
Alphabet, Inc., Class A	1.1%
Tesla, Inc.	1.1%
Broadcom, Inc.	1.0%
Alphabet, Inc., Class C	1.0%

UltraPro QQQ® - TQQQ

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

TQQQ526

UltraPro Russell2000

URTY - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about UltraPro Russell2000 (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
URTY	$160	0.95%

How Did the Fund Perform Last Year?

UltraPro Russell2000 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Russell 2000 Index (the "Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of 136.29% and an average daily statistical correlation of over 0.99 to three times that of the return of the Index. For the same period, the Index had a total return of 43.08% and a volatility of 19.15%. The Index performance was driven by strength in small-cap equities as investor risk appetite improved, earnings expectations strengthened and expectations for a more supportive interest-rate environment increased. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund's Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	UltraPro Russell2000 : $22,167	Russell 2000® Index : $28,923	Russell 3000 Index : $40,877
5/31/2016	10,000	10,000	10,000
6/30/2016	9,816.94	9,994	10,021
7/31/2016	11,619.15	10,590.6418	10,418.8337
8/31/2016	12,195.24	10,778.09616	10,445.922668
9/30/2016	12,481.15	10,897.733027	10,462.636144
10/31/2016	10,732.23	10,380.090708	10,236.643203
11/30/2016	14,573.75	11,537.470822	10,695.244819
12/31/2016	15,732.83	11,860.520005	10,903.802093
1/31/2017	15,808.96	11,906.776033	11,108.793572
2/28/2017	16,659.2	12,136.576811	11,522.040693
3/31/2017	16,584.7	12,152.354361	11,530.106121
4/30/2017	17,024.97	12,286.030259	11,652.325246
5/31/2017	15,899.66	12,036.623844	11,771.178964
6/30/2017	17,485.51	12,453.09103	11,877.119574
7/31/2017	17,788.04	12,545.243903	12,101.597134
8/31/2017	16,988.24	12,385.919306	12,124.590169
9/30/2017	20,270.7	13,158.80067	12,420.430169
10/31/2017	20,686.41	13,270.650476	12,691.195547
11/30/2017	22,399.49	13,652.84521	13,077.007891
12/31/2017	21,987.94	13,598.233829	13,207.77797
1/31/2018	23,598.84	13,953.147732	13,903.827869
2/28/2018	20,620.05	13,413.160915	13,390.776621
3/31/2018	21,149.34	13,586.19069	13,121.622011
4/30/2018	21,471.53	13,703.03193	13,171.484174
5/31/2018	25,436.65	14,534.805968	13,542.920028
6/30/2018	25,785.69	14,639.456571	13,630.949008
7/31/2018	26,932.83	14,894.183116	14,083.496515
8/31/2018	30,339.03	15,536.122408	14,577.827243
9/30/2018	28,046.37	15,161.701858	14,602.609549
10/31/2018	19,411.67	13,515.141036	13,527.857487
11/30/2018	20,025.53	13,730.031779	13,798.414636
12/31/2018	13,298	12,098.904003	12,513.782234
1/31/2019	18,015.16	13,460.030704	13,587.464749
2/28/2019	20,812.56	14,159.9523	14,065.743509
3/31/2019	19,256.82	13,864.009297	14,271.103364
4/30/2019	21,095.93	14,335.385613	14,840.520388
5/31/2019	16,271.55	13,220.092613	13,880.338719
6/30/2019	19,755.27	14,154.75316	14,854.738497
7/31/2019	19,926.22	14,236.850729	15,076.074101
8/31/2019	16,739.78	13,533.550303	14,768.522189
9/30/2019	17,624.54	13,815.048149	15,028.448179
10/31/2019	18,868.7	14,178.383915	15,351.559815
11/30/2019	21,153.19	14,762.533333	15,934.919088
12/31/2019	22,904.69	15,187.694293	16,395.43825
1/31/2020	20,611.05	14,700.169306	16,377.403268
2/29/2020	15,532	13,462.41505	15,036.09394
3/31/2020	5,276.75	10,537.03226	12,968.631023
4/30/2020	7,111.24	11,984.820492	14,685.677771
5/31/2020	8,255.35	12,765.032306	15,471.361532
6/30/2020	8,719.95	13,215.637947	15,825.655711
7/31/2020	9,337.35	13,581.711118	16,724.552955
8/31/2020	10,936.87	14,346.361454	17,935.410589
9/30/2020	9,692.54	13,867.192981	17,282.561644
10/31/2020	10,168.96	14,157.017315	16,909.258312
11/30/2020	16,560.58	16,766.155606	18,967.115049
12/31/2020	21,053.76	18,216.428066	19,820.635226
1/31/2021	24,038.41	19,132.714397	19,733.424431
2/28/2021	28,364.54	20,324.682504	20,351.080616
3/31/2021	28,362.8	20,527.929329	21,079.649302
4/30/2021	29,917.19	20,959.015845	22,165.251241
5/31/2021	29,715.06	21,003.029778	22,267.211396
6/30/2021	31,231.77	21,410.488556	22,817.211518
7/31/2021	27,602.98	20,637.569919	23,202.822393
8/31/2021	29,213.64	21,099.851486	23,864.102831
9/30/2021	26,457.62	20,477.405867	22,792.604614
10/31/2021	29,762.79	21,347.695616	24,333.384686
11/30/2021	25,862.49	20,457.496709	23,963.517238
12/31/2021	27,114.26	20,913.698885	24,907.679817
1/31/2022	19,595.15	18,899.709683	23,443.108244
2/28/2022	19,905.73	19,101.936576	22,852.341916
3/31/2022	20,203.61	19,338.80059	23,592.757795
4/30/2022	14,494.55	17,422.325451	21,476.48742
5/31/2022	14,035.97	17,448.45894	21,448.567987
6/30/2022	10,489.13	16,014.195615	19,653.322846
7/31/2022	13,879.54	17,686.077637	21,496.804529
8/31/2022	12,766.48	17,323.513045	20,694.97372
9/30/2022	9,169.95	15,663.920496	18,776.549656
10/31/2022	12,164.71	17,388.518142	20,316.226728
11/30/2022	12,625.92	17,795.409467	21,376.733763
12/31/2022	10,093.37	16,640.487392	20,124.057165
1/31/2023	13,092.31	18,262.934913	21,510.604704
2/28/2023	12,212.95	17,954.291313	21,007.256554
3/31/2023	10,225.34	17,096.076188	21,568.150303
4/30/2023	9,528.04	16,788.346817	21,798.929512
5/31/2023	9,088.26	16,633.894026	21,883.945337
6/30/2023	11,233.61	17,986.229611	23,378.618803
7/31/2023	13,207.19	19,086.986863	24,215.573356
8/31/2023	11,133.25	18,132.63752	23,748.212791
9/30/2023	9,129.46	17,064.62517	22,617.797862
10/31/2023	7,218.42	15,900.817733	22,018.426219
11/30/2023	9,096.52	17,339.841738	24,070.543542
12/31/2023	12,546.77	19,458.770398	25,346.28235
1/31/2024	10,911.9	18,701.82423	25,627.626084
2/29/2024	12,540.68	19,758.477299	27,014.080655
3/31/2024	13,705.96	20,465.830786	27,886.63546
4/30/2024	10,782.12	19,025.036299	26,659.6235
5/31/2024	12,264.2	19,980.093121	27,917.957729
6/30/2024	11,754.6	19,794.278255	28,783.414419
7/31/2024	15,321.13	21,805.376926	29,318.785927
8/31/2024	14,171.36	21,480.476809	29,957.93546
9/30/2024	14,206.39	21,630.840147	30,578.064724
10/31/2024	13,377.35	21,319.356049	30,354.844852
11/30/2024	17,815.65	23,658.089408	32,373.442034
12/31/2024	13,465.09	21,703.931223	31,382.814708
1/31/2025	14,307.62	22,272.574221	32,374.511653
2/28/2025	11,935.49	21,080.9915	31,752.921029
3/31/2025	9,430.78	19,645.375979	29,901.725733
4/30/2025	8,206.75	19,191.567794	29,701.384171
5/31/2025	9,381.4	20,216.397514	31,584.451927
6/30/2025	10,830.7	21,316.169538	33,188.942085
7/31/2025	11,212.51	21,684.939271	33,919.098811
8/31/2025	13,493.6	23,233.243935	34,702.629993
9/30/2025	14,594.71	23,955.797822	35,899.870728
10/31/2025	15,070.13	24,389.397762	36,668.127962
11/30/2025	15,190.64	24,623.535981	36,767.131907
12/31/2025	14,715.66	24,480.719472	36,759.778481
1/31/2026	16,959.53	25,790.437964	37,329.555047
2/28/2026	17,076.94	25,996.761468	37,150.373183
3/31/2026	14,271.18	24,696.923394	35,303.999636
4/30/2026	19,835.42	27,712.417741	38,905.007599
5/31/2026	22,166.89	28,923.450396	40,877.491484

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraPro Russell2000	136.29%	-5.69%	8.29%
Russell 2000® Index	43.08%	6.61%	11.20%
Russell 3000 Index	29.45%	12.91%	15.11%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"Russell 2000®" and "Russell®" are trademarks of Russell Investment Group ("Russell") and have been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by Russell Investments and Russell Investments makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$351,967,800
  Number of Portfolio Holdings1,924
  Net Investment Advisory Fees$2,351,036
  Portfolio Turnover Rate48%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	35%
Russell 2000® Index Long Swaps	249%
Russell 2000® E-mini Index Futures	16%
Total	300%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Industrials	19.6%
Information Technology	18.5%
Health Care	16.2%
Financials	15.9%
Consumer Discretionary	7.6%
Energy	5.6%
Real Estate	5.0%
Materials	4.7%
Utilities	2.7%
Communication Services	2.6%
Other	1.6%

Largest Holdings

Table Summary
Holdings	% of Net Assets
Bloom Energy Corp., Class A	0.7%
Credo Technology Group Holding Ltd.	0.4%
Sterling Infrastructure, Inc.	0.3%
IonQ, Inc.	0.3%
Fabrinet	0.3%
Nextpower, Inc., Class A	0.2%
Coeur Mining, Inc.	0.2%
TTM Technologies, Inc.	0.2%
EchoStar Corp., Class A	0.2%
Guardant Health, Inc.	0.2%

UltraPro Russell2000 - URTY

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

URTY526

UltraPro S&P500®

UPRO - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about UltraPro S&P500® (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UPRO	$126	0.88%

How Did the Fund Perform Last Year?

UltraPro S&P500 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the S&P 500 Index (the “Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of 88.11% and an average daily statistical correlation of over 0.99 to three times that of the return of the Index. For the same period, the Index had a total return of 29.78% and a volatility of 11.90%. The Index performance was driven by strength in U.S. large-cap equities, supported by resilient corporate earnings, optimism regarding artificial intelligence and improved investor risk appetite. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	UltraPro S&P500® : $140,641	S&P 500® Index : $42,817
5/31/2016	10,000	10,000
6/30/2016	9,968.9	10,026
7/31/2016	11,077.21	10,395.96
8/31/2016	11,091.75	10,410.51
9/30/2016	11,018.66	10,412.6
10/31/2016	10,394.39	10,223.09
11/30/2016	11,536.22	10,601.34
12/31/2016	12,185.6	10,811.25
1/31/2017	12,845.46	11,016.66
2/28/2017	14,391.34	11,454.02
3/31/2017	14,372.46	11,467.77
4/30/2017	14,759.89	11,585.89
5/31/2017	15,315.52	11,749.25
6/30/2017	15,530.39	11,822.09
7/31/2017	16,440.18	12,065.63
8/31/2017	16,485.65	12,103.03
9/30/2017	17,449.23	12,352.35
10/31/2017	18,621.79	12,640.16
11/30/2017	20,284.05	13,028.22
12/31/2017	20,870.14	13,172.83
1/31/2018	24,504.02	13,927.63
2/28/2018	21,429.69	13,413.7
3/31/2018	19,543.23	13,072.99
4/30/2018	19,531.18	13,122.67
5/31/2018	20,802.01	13,438.93
6/30/2018	21,040.95	13,522.25
7/31/2018	23,310.68	14,025.28
8/31/2018	25,475.04	14,482.5
9/30/2018	25,769.29	14,565.05
10/31/2018	20,419.18	13,568.8
11/30/2018	21,374.63	13,845.61
12/31/2018	15,669.56	12,595.35
1/31/2019	19,444.95	13,604.23
2/28/2019	21,227.9	14,040.93
3/31/2019	22,287.12	14,313.32
4/30/2019	24,930.14	14,893.01
5/31/2019	20,225.1	13,947.31
6/30/2019	24,600.8	14,930.59
7/31/2019	25,483.92	15,145.59
8/31/2019	23,829.25	14,906.29
9/30/2019	25,030.21	15,185.04
10/31/2019	26,430.11	15,514.56
11/30/2019	29,256.51	16,077.73
12/31/2019	31,787.65	16,563.28
1/31/2020	31,494.21	16,556.66
2/29/2020	23,866.54	15,194.04
3/31/2020	12,567.75	13,317.58
4/30/2020	17,266.92	15,024.89
5/31/2020	19,570.87	15,740.08
6/30/2020	20,243.97	16,053.31
7/31/2020	23,719.63	16,958.71
8/31/2020	29,104.51	18,178.04
9/30/2020	25,483.75	17,487.28
10/31/2020	23,214.71	17,022.12
11/30/2020	31,416.7	18,886.04
12/31/2020	35,034.54	19,611.26
1/31/2021	33,698.43	19,413.19
2/28/2021	36,341.86	19,948.99
3/31/2021	40,951.52	20,822.76
4/30/2021	47,628.98	21,934.69
5/31/2021	48,333.77	22,088.24
6/30/2021	51,621.15	22,602.89
7/31/2021	55,121.66	23,140.84
8/31/2021	60,074.31	23,844.32
9/30/2021	51,734.1	22,735.56
10/31/2021	63,053.79	24,329.32
11/30/2021	61,395.81	24,161.45
12/31/2021	69,355.47	25,243.88
1/31/2022	58,511.97	23,938.78
2/28/2022	52,707.91	23,223.01
3/31/2022	57,840.43	24,084.58
4/30/2022	43,203.4	21,984.4
5/31/2022	42,256.85	22,023.98
6/30/2022	31,751.38	20,207
7/31/2022	40,793.8	22,070.08
8/31/2022	35,396.79	21,169.62
9/30/2022	25,885.13	19,219.9
10/31/2022	31,816.33	20,776.71
11/30/2022	36,461.27	21,938.13
12/31/2022	29,959.46	20,674.5
1/31/2023	35,384.48	21,972.85
2/28/2023	32,378.28	21,436.72
3/31/2023	35,375.32	22,223.44
4/30/2023	36,596.47	22,570.13
5/31/2023	36,530.14	22,667.18
6/30/2023	43,623.72	24,165.48
7/31/2023	47,417.39	24,941.19
8/31/2023	44,445.51	24,544.63
9/30/2023	37,868.76	23,373.85
10/31/2023	34,951.23	22,883
11/30/2023	44,735.91	24,972.22
12/31/2023	50,459.86	26,105.96
1/31/2024	52,305.05	26,544.54
2/29/2024	60,212.32	27,962.01
3/31/2024	65,365.17	28,862.39
4/30/2024	56,778.68	27,684.81
5/31/2024	64,730.41	29,057.97
6/30/2024	71,152.02	30,101.15
7/31/2024	72,573.01	30,468.39
8/31/2024	76,316.69	31,208.77
9/30/2024	80,156.57	31,876.64
10/31/2024	76,952.23	31,586.56
11/30/2024	90,073.54	33,440.69
12/31/2024	82,498.72	32,644.8
1/31/2025	88,273.21	33,552.33
2/28/2025	83,789.22	33,116.15
3/31/2025	69,003.37	31,251.71
4/30/2025	63,312.44	31,039.2
5/31/2025	74,766.9	32,991.56
6/30/2025	85,774.75	34,670.83
7/31/2025	90,718.77	35,447.46
8/31/2025	95,073.95	36,167.04
9/30/2025	104,791.8	37,487.14
10/31/2025	110,679.3	38,364.34
11/30/2025	109,973.17	38,460.25
12/31/2025	108,935.3	38,483.33
1/31/2026	112,457.24	39,041.33
2/28/2026	108,608.63	38,744.62
3/31/2026	91,572.66	36,815.14
4/30/2026	121,961.94	40,677.05
5/31/2026	140,640.59	42,816.66

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraPro S&P500®	88.11%	23.81%	30.26%
S&P 500® Index	29.78%	14.14%	15.64%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"Standard & Poor's®," "S&P®," "S&P 500®," and "Standard & Poor's 500TM" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProShares. This ETF is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$5,597,521,556
  Number of Portfolio Holdings521
  Net Investment Advisory Fees$34,075,296
  Portfolio Turnover Rate15%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	45%
S&P 500® Long Swaps	240%
S&P 500® E-Mini Index Futures	15%
Total	300%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	38.7%
Financials	11.3%
Communication Services	10.4%
Consumer Discretionary	9.7%
Industrials	8.3%
Health Care	8.3%
Consumer Staples	4.5%
Energy	3.1%
Utilities	2.1%
Materials	1.8%
Other	1.8%

Largest Holdings

Table Summary
Holdings	% of Net Assets
NVIDIA Corp.	3.6%
Apple, Inc.	3.2%
Microsoft Corp.	2.3%
Amazon.com, Inc.	1.9%
Alphabet, Inc., Class A	1.6%
Broadcom, Inc.	1.5%
Alphabet, Inc., Class C	1.2%
Meta Platforms, Inc., Class A	1.0%
Tesla, Inc.	0.9%
Micron Technology, Inc.	0.8%

UltraPro S&P500® - UPRO

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

UPRO526

UltraPro Short 20+ Year Treasury

TTT - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about UltraPro Short 20+ Year Treasury (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TTT	$93	0.95%

How Did the Fund Perform Last Year?

UltraPro Short 20+ Year Treasury (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the ICE U.S. Treasury 20+ Year Bond Index (the “Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of -3.82% and an average daily statistical correlation of over 0.99 to three times the inverse of the return of the Index. For the same period, the Index had a total return of 4.02% and a volatility of 9.75%. The Index performance was driven by coupon income and modestly lower intermediate- and long-term Treasury yields during portions of the period. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	UltraPro Short 20+ Year Treasury : $8,258	ICE U.S. Treasury 20+ Year Bond Index : $8,758	Bloomberg U.S. Aggregate Bond Index : $11,748
5/31/2016	10,000	10,000	10,000
6/30/2016	8,184.15	10,664	10,180
7/31/2016	7,547.19	10,898.608	10,241.08
8/31/2016	7,710.16	10,795.071224	10,230.84
9/30/2016	8,071.25	10,605.07797	10,220.61
10/31/2016	9,174.52	10,153.301649	10,138.84
11/30/2016	11,486.63	9,371.4974219	9,895.51
12/31/2016	11,610.94	9,319.0170364	9,905.41
1/31/2017	11,414.78	9,355.3612028	9,925.22
2/28/2017	10,832.06	9,506.9180543	9,994.69
3/31/2017	10,976.93	9,450.8272378	9,984.7
4/30/2017	10,449.05	9,599.2052254	10,064.58
5/31/2017	9,801.18	9,797.9087736	10,145.09
6/30/2017	9,634.96	9,844.9387357	10,134.95
7/31/2017	9,828.61	9,775.0396707	10,175.49
8/31/2017	8,827.45	10,127.918603	10,267.07
9/30/2017	9,420.82	9,900.0404342	10,215.73
10/31/2017	9,425.9	9,895.090414	10,225.95
11/30/2017	9,196.26	9,973.2616283	10,215.72
12/31/2017	8,679.58	10,154.77499	10,266.8
1/31/2018	9,597.45	9,817.6364603	10,143.6
2/28/2018	10,510.86	9,514.2714936	10,052.31
3/31/2018	9,576.53	9,813.0196185	10,112.62
4/30/2018	10,170.21	9,619.703132	10,041.83
5/31/2018	9,505.43	9,830.3746306	10,112.12
6/30/2018	9,451.85	9,852.9844923	10,102.01
7/31/2018	9,933.62	9,697.3073373	10,102.01
8/31/2018	9,485	9,853.4339854	10,162.62
9/30/2018	10,426.59	9,552.9042489	10,101.65
10/31/2018	11,489.56	9,248.1666033	10,020.84
11/30/2018	10,904.07	9,422.9569522	10,080.96
12/31/2018	9,265.15	9,952.5271329	10,262.42
1/31/2019	9,109.3	10,014.232801	10,375.3
2/28/2019	9,482.66	9,891.0577376	10,364.93
3/31/2019	8,120.29	10,423.196644	10,561.86
4/30/2019	8,622.96	10,228.282867	10,561.86
5/31/2019	7,093.47	10,920.737617	10,751.98
6/30/2019	6,835.4	11,061.615132	10,891.75
7/31/2019	6,803.43	11,081.526039	10,913.54
8/31/2019	4,934.58	12,288.304225	11,197.29
9/30/2019	5,307.89	11,962.664163	11,141.3
10/31/2019	5,445.07	11,852.607653	11,174.73
11/30/2019	5,508.61	11,795.715136	11,163.55
12/31/2019	5,969.6	11,455.99854	11,152.39
1/31/2020	4,840.89	12,265.937637	11,364.28
2/29/2020	3,937.14	13,109.834146	11,568.84
3/31/2020	2,729.43	14,032.76647	11,499.43
4/30/2020	2,586.8	14,196.949838	11,706.42
5/31/2020	2,710.26	13,908.751756	11,764.95
6/30/2020	2,654.43	13,935.178384	11,835.54
7/31/2020	2,318.39	14,549.719751	12,013.07
8/31/2020	2,641.25	13,884.797559	11,916.97
9/30/2020	2,579.69	13,956.998506	11,905.05
10/31/2020	2,814.08	13,525.727252	11,857.43
11/30/2020	2,668.47	13,698.856561	11,976
12/31/2020	2,749.88	13,527.620854	11,987.98
1/31/2021	3,080.92	12,986.51602	11,904.06
2/28/2021	3,765.5	12,108.627537	11,737.41
3/31/2021	4,196.55	11,606.119494	11,596.56
4/30/2021	3,875.94	11,909.039213	11,689.33
5/31/2021	3,825.03	11,959.057177	11,724.4
6/30/2021	3,354.48	12,456.553956	11,806.47
7/31/2021	2,969.7	12,907.481209	11,936.34
8/31/2021	2,968.93	12,870.049514	11,912.47
9/30/2021	3,212.11	12,469.790974	11,805.26
10/31/2021	2,966.81	12,781.535748	11,805.26
11/30/2021	2,674.76	13,175.207049	11,840.67
12/31/2021	2,819.73	12,940.688364	11,805.15
1/31/2022	3,126.89	12,417.884554	11,545.44
2/28/2022	3,241.08	12,154.625401	11,418.44
3/31/2022	3,724.02	11,539.601356	11,098.72
4/30/2022	4,938.28	10,482.573872	10,676.97
5/31/2022	5,174.15	10,236.233386	10,741.03
6/30/2022	5,285.28	10,138.989169	10,569.17
7/31/2022	4,842.52	10,437.07545	10,822.83
8/31/2022	5,493.38	9,896.4349419	10,519.79
9/30/2022	6,938.71	9,049.3001109	10,067.44
10/31/2022	8,329.18	8,481.9089939	9,936.57
11/30/2022	6,651.4	9,100.2401596	10,304.22
12/31/2022	7,115.11	8,925.5155485	10,252.7
1/31/2023	5,639.17	9,540.4835698	10,570.53
2/28/2023	6,566.27	9,071.0917782	10,295.7
3/31/2023	5,629.76	9,507.4112927	10,553.09
4/30/2023	5,574.94	9,547.3424201	10,616.41
5/31/2023	6,096.64	9,264.7410845	10,499.63
6/30/2023	6,105.04	9,280.4911443	10,457.63
7/31/2023	6,619.92	9,054.0471604	10,447.17
8/31/2023	7,266.21	8,771.560889	10,384.49
9/30/2023	9,329.59	8,074.2217983	10,124.88
10/31/2023	10,867.86	7,638.2138212	9,962.88
11/30/2023	8,117.37	8,394.3969895	10,411.21
12/31/2023	6,314.98	9,117.1545703	10,806.83
1/31/2024	6,809.07	8,912.0185925	10,774.41
2/29/2024	7,291.89	8,713.2805779	10,623.57
3/31/2024	7,157.57	8,789.0861189	10,719.18
4/30/2024	8,771.47	8,226.5846073	10,451.21
5/31/2024	8,114.49	8,467.6235363	10,628.88
6/30/2024	7,713.86	8,615.8069482	10,724.54
7/31/2024	6,981.58	8,928.5607404	10,971.2
8/31/2024	6,536.97	9,130.3462131	11,124.8
9/30/2024	6,239.23	9,302.9097566	11,269.42
10/31/2024	7,415.56	8,800.5526297	10,987.68
11/30/2024	6,984.92	8,966.0030191	11,108.55
12/31/2024	8,464.49	8,413.6972332	10,930.81
1/31/2025	8,443.36	8,451.5588707	10,985.47
2/28/2025	7,175.18	8,926.5364793	11,227.15
3/31/2025	7,495.41	8,814.0621196	11,227.15
4/30/2025	7,769.73	8,689.7838437	11,272.05
5/31/2025	8,586.87	8,419.5315662	11,193.15
6/30/2025	7,977.61	8,642.6491527	11,361.05
7/31/2025	8,283	8,552.7656015	11,326.96
8/31/2025	8,361.96	8,546.7786656	11,462.89
9/30/2025	7,561.77	8,857.0267311	11,588.98
10/31/2025	7,314.33	8,980.1394027	11,658.51
11/30/2025	7,313.29	9,001.6917373	11,728.46
12/31/2025	7,932.98	8,774.8491055	11,716.74
1/31/2026	8,048.92	8,767.8292262	11,728.45
2/28/2026	7,087.07	9,165.8886731	11,916.11
3/31/2026	8,062.33	8,787.3374709	11,701.62
4/30/2026	8,342.94	8,712.6451024	11,713.32
5/31/2026	8,258.43	8,757.9508569	11,748.46

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraPro Short 20+ Year Treasury	-3.82%	16.64%	-1.90%
ICE U.S. Treasury 20+ Year Bond Index	4.02%	-6.04%	-1.32%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "ICE U.S. Treasury 20+ Year Bond Index" is a trademark of Intercontinental Exchange Inc. ("ICE") and has been licensed for use by ProShares. ProShares have not been passed on by ICE as to their legality or suitability. ProShares based on ICE indexes are not sponsored, endorsed, sold or promoted by ICE or its affiliates, and they make no representation regarding the advisability of investing in ProShares, or the ability of the index to track general financial market performance.

Key Fund Statistics

  Net Assets$18,809,874
  Number of Portfolio Holdings10
  Net Investment Advisory Fees$96,465
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
ICE U.S. Treasury 20+ Year Bond Index Short Swaps	(299)%
U.S. Treasury Long Bond Futures	(2)%
Total	(301)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
20+ Year U.S. Treasury	100.0%

Holdings

The UltraPro Short 20+ Year Treasury primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

UltraPro Short 20+ Year Treasury - TTT

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

TTT526

UltraPro Short Dow30℠

SDOW - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about UltraPro Short Dow30℠ (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SDOW	$75	0.95%

How Did the Fund Perform Last Year?

UltraPro Short Dow30 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the Dow Jones Industrial Average (the “Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of -41.89% and an average daily statistical correlation of over 0.99 to three times the inverse of the return of the Index. For the same period, the Index had a total return of 22.71% and a volatility of 12.09%. The Index performance was driven by strength in large-cap U.S. equities, resilient corporate earnings, improved investor risk appetite and easing concerns regarding tariffs and macroeconomic uncertainty. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	UltraPro Short Dow30℠ : $83	Dow Jones Industrial Average℠ Index : $35,433	S&P 500® Index : $42,817
5/31/2016	10,000	10,000	10,000
6/30/2016	9,582.54	10,095	10,026
7/31/2016	8,764.27	10,391.793	10,395.9594
8/31/2016	8,684.99	10,418.811662	10,410.513743
9/30/2016	8,718.14	10,376.094534	10,412.595846
10/31/2016	8,915.43	10,294.123387	10,223.086602
11/30/2016	7,471.39	10,899.417842	10,601.340806
12/31/2016	6,736.46	11,274.357816	10,811.247354
1/31/2017	6,609.16	11,344.258835	11,016.661053
2/28/2017	5,678.8	11,930.757016	11,454.022497
3/31/2017	5,774.61	11,859.172474	11,467.767324
4/30/2017	5,524.86	12,031.130475	11,585.885328
5/31/2017	5,408.5	12,116.551501	11,749.246311
6/30/2017	5,140.15	12,327.379498	11,822.091638
7/31/2017	4,755.1	12,657.753268	12,065.626726
8/31/2017	4,667.83	12,740.028664	12,103.030169
9/30/2017	4,382.25	13,015.213284	12,352.35259
10/31/2017	3,850.56	13,593.088753	12,640.162405
11/30/2017	3,400.44	14,169.435716	13,028.215391
12/31/2017	3,220.65	14,441.488882	13,172.828582
1/31/2018	2,711.92	15,290.648428	13,927.63166
2/28/2018	2,955.34	14,685.138751	13,413.702052
3/31/2018	3,245.79	14,157.94227	13,072.994019
4/30/2018	3,181.64	14,206.079273	13,122.671397
5/31/2018	3,048.55	14,406.384991	13,438.927777
6/30/2018	3,097.19	14,335.793705	13,522.24913
7/31/2018	2,694.35	15,028.212541	14,025.276797
8/31/2018	2,506.26	15,412.934782	14,482.500821
9/30/2018	2,373.37	15,716.569597	14,565.051075
10/31/2018	2,722.67	14,933.884431	13,568.801582
11/30/2018	2,529.08	15,248.989392	13,845.605134
12/31/2018	3,198.17	13,939.101204	12,595.346991
1/31/2019	2,563.93	14,955.261681	13,604.234285
2/28/2019	2,282.86	15,557.958727	14,040.930205
3/31/2019	2,277.61	15,584.407257	14,313.324251
4/30/2019	2,115.88	15,998.95249	14,893.013883
5/31/2019	2,569.1	14,987.818693	13,947.307502
6/30/2019	2,081.81	16,083.428239	14,930.59268
7/31/2019	2,022.57	16,263.562635	15,145.593215
8/31/2019	2,070.26	16,048.883608	14,906.292842
9/30/2019	1,951.83	16,377.885722	15,185.040518
10/31/2019	1,914.48	16,474.515248	15,514.555898
11/30/2019	1,701.28	17,151.617825	16,077.734277
12/31/2019	1,613.16	17,472.353078	16,563.281852
1/31/2020	1,654.16	17,316.849136	16,556.656539
2/29/2020	2,194.1	15,628.456345	15,194.043706
3/31/2020	2,043.86	13,499.860591	13,317.579308
4/30/2020	1,352.39	15,014.544949	15,024.892976
5/31/2020	1,139.52	15,714.222744	15,740.077881
6/30/2020	1,017.1	16,000.221598	16,053.305431
7/31/2020	931.99	16,401.82716	16,958.711857
8/31/2020	736.17	17,700.851871	18,178.04324
9/30/2020	768.65	17,314.9733	17,487.277597
10/31/2020	865.84	16,532.336507	17,022.116013
11/30/2020	600.13	18,539.362159	18,886.037716
12/31/2020	540.58	19,171.554408	19,611.261564
1/31/2021	567.9	18,797.709098	19,413.187823
2/28/2021	509.08	19,442.47052	19,948.991807
3/31/2021	413.14	20,760.670021	20,822.757648
4/30/2021	378.43	21,337.816647	21,934.692906
5/31/2021	351.47	21,809.382395	22,088.235756
6/30/2021	348.95	21,813.744272	22,602.89165
7/31/2021	332.57	22,106.048445	23,140.840471
8/31/2021	316.59	22,437.639172	23,844.322021
9/30/2021	356.62	21,495.258326	22,735.561047
10/31/2021	297.94	22,769.927145	24,329.323877
11/30/2021	328.84	21,972.979695	24,161.451542
12/31/2021	276.24	23,188.085472	25,243.884571
1/31/2022	302.53	22,436.791503	23,938.775739
2/28/2022	329.36	21,698.621063	23,223.006344
3/31/2022	300.02	22,238.916727	24,084.579879
4/30/2022	341.54	21,167.000941	21,984.404514
5/31/2022	328.81	21,236.852044	22,023.976442
6/30/2022	393.54	19,843.71455	20,206.998386
7/31/2022	320.35	21,197.055882	22,070.083637
8/31/2022	356.24	20,408.525403	21,169.624224
9/30/2022	462.05	18,620.738578	19,219.901833
10/31/2022	304.17	21,240.676496	20,776.713882
11/30/2022	252.61	22,523.613356	21,938.132188
12/31/2022	286.96	21,602.39757	20,674.495774
1/31/2023	263.9	22,235.347819	21,972.854108
2/28/2023	299.66	21,359.275115	21,436.716468
3/31/2023	282.24	21,803.548037	22,223.443962
4/30/2023	263.93	22,363.899222	22,570.129688
5/31/2023	293.28	21,654.963616	22,667.181246
6/30/2023	258.49	22,668.415914	24,165.481926
7/31/2023	236.21	23,448.209421	24,941.193896
8/31/2023	254.43	22,976.900412	24,544.628913
9/30/2023	285.92	22,191.090418	23,373.850114
10/31/2023	299.77	21,911.482678	22,882.999262
11/30/2023	233.11	23,916.383343	24,972.217094
12/31/2023	204.3	25,095.461042	26,105.95575
1/31/2024	199.04	25,424.211582	26,544.535807
2/29/2024	187.12	26,059.816871	27,962.014019
3/31/2024	177.42	26,635.738824	28,862.39087
4/30/2024	208.21	25,325.260474	27,684.805323
5/31/2024	195.07	25,978.652194	29,057.971667
6/30/2024	190.72	26,298.189616	30,101.15285
7/31/2024	168.67	27,484.237968	30,468.386914
8/31/2024	159.78	28,042.167999	31,208.768717
9/30/2024	152.27	28,591.794491	31,876.636367
10/31/2024	159.79	28,231.537881	31,586.558976
11/30/2024	128.1	30,416.658913	33,440.689988
12/31/2024	151.26	28,856.284311	32,644.801566
1/31/2025	132.48	30,235.614701	33,552.32705
2/28/2025	139.25	29,815.339656	33,116.146798
3/31/2025	157.53	28,604.836866	31,251.707733
4/30/2025	160.84	27,723.807891	31,039.196121
5/31/2025	142.72	28,877.118299	32,991.561557
6/30/2025	126.15	30,167.925487	34,670.83204
7/31/2025	126.8	30,216.194168	35,447.458678
8/31/2025	115.64	31,249.588008	36,167.042089
9/30/2025	110.11	31,874.579769	37,487.139125
10/31/2025	102.84	32,700.131385	38,364.338181
11/30/2025	101.74	32,857.092015	38,460.249026
12/31/2025	99.94	33,159.377262	38,483.325176
1/31/2026	95.24	33,756.246052	39,041.333391
2/28/2026	94.47	33,860.890415	38,744.619257
3/31/2026	110.6	32,100.124114	36,815.137218
4/30/2026	89.82	34,424.173099	40,677.045112
5/31/2026	82.94	35,432.801371	42,816.657685

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraPro Short Dow30℠	-41.89%	-25.08%	-38.07%
Dow Jones Industrial Average℠ Index	22.71%	10.18%	13.48%
S&P 500® Index	29.78%	14.14%	15.64%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"The Dow 30SM" and "Dow Jones Industrial AverageSM" are products of "Dow Jones Indexes," the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones®," "DJ," "Dow Jones Indexes," "The Dow 30" and "Dow Jones Industrial Average" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProShares. ProShares have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProShares based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$176,564,461
  Number of Portfolio Holdings16
  Net Investment Advisory Fees$1,482,854
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Dow Jones Industrial Average℠ Short Swaps	(282)%
DJIA CBOT E-Mini Index Futures	(18)%
Total	(300)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Financials	27.2%
Information Technology	19.1%
Industrials	18.1%
Health Care	12.8%
Consumer Discretionary	11.0%
Consumer Staples	4.1%
Materials	3.7%
Energy	2.2%
Communication Services	1.8%

Holdings

The UltraPro Short Dow30℠ primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

UltraPro Short Dow30℠ - SDOW

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SDOW526

UltraPro Short MidCap400

SMDD - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about UltraPro Short MidCap400 (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SMDD	$71	0.95%

How Did the Fund Perform Last Year?

UltraPro Short MidCap400 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the S&P MidCap 400 Index (the “Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of -49.48% and an average daily statistical correlation of over 0.99 to three times the inverse of the return of the index. For the same period, the Index had a total return of 25.88% and a volatility of 15.45%. The Index performance was driven by strength in mid-cap equities as investor risk appetite improved, corporate earnings remained resilient and market leadership broadened. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund's Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	UltraPro Short MidCap400 : $59	S&P MidCap 400® Index : $29,176	S&P Composite 1500 Index : $41,396
5/31/2016	10,000	10,000	10,000
6/30/2016	9,621.79	10,042	10,028
7/31/2016	8,438.99	10,472.8	10,406.06
8/31/2016	8,281.2	10,525.17	10,426.87
9/30/2016	8,323.29	10,457.8	10,425.83
10/31/2016	8,982.61	10,177.54	10,220.44
11/30/2016	7,058.82	10,992.76	10,658.89
12/31/2016	6,579.51	11,233.5	10,876.33
1/31/2017	6,222.9	11,422.22	11,072.11
2/28/2017	5,740.37	11,721.48	11,491.74
3/31/2017	5,771.11	11,675.77	11,499.79
4/30/2017	5,602.18	11,773.85	11,615.93
5/31/2017	5,663.71	11,716.15	11,750.68
6/30/2017	5,378.32	11,905.95	11,841.16
7/31/2017	5,225.92	12,010.73	12,070.88
8/31/2017	5,451.38	11,826.96	12,081.74
9/30/2017	4,852.69	12,290.58	12,366.87
10/31/2017	4,536.84	12,568.35	12,648.83
11/30/2017	4,067.63	13,030.86	13,043.48
12/31/2017	4,039.79	13,059.53	13,173.91
1/31/2018	3,703.16	13,434.34	13,889.26
2/28/2018	4,153.51	12,839.2	13,369.8
3/31/2018	3,990.43	12,958.6	13,079.67
4/30/2018	3,993.96	12,924.91	13,126.76
5/31/2018	3,536.1	13,458.71	13,474.62
6/30/2018	3,495.24	13,515.24	13,558.16
7/31/2018	3,319.61	13,753.1	14,042.19
8/31/2018	3,026.92	14,191.83	14,505.58
9/30/2018	3,138.02	14,035.72	14,554.9
10/31/2018	4,172.59	12,695.31	13,517.14
11/30/2018	3,772.68	13,091.4	13,799.64
12/31/2018	5,231.55	11,609.45	12,520.42
1/31/2019	3,843.88	12,823.8	13,553.35
2/28/2019	3,399.11	13,367.53	14,001.97
3/31/2019	3,439.19	13,291.34	14,228.8
4/30/2019	3,054.53	13,825.65	14,803.64
5/31/2019	3,883.27	12,723.74	13,838.44
6/30/2019	3,100.24	13,695.84	14,820.97
7/31/2019	2,993.6	13,858.82	15,029.95
8/31/2019	3,323.7	13,278.13	14,754.9
9/30/2019	3,027.02	13,684.44	15,047.05
10/31/2019	2,912.1	13,839.08	15,361.53
11/30/2019	2,665.78	14,250.1	15,909.94
12/31/2019	2,454.95	14,650.53	16,387.24
1/31/2020	2,650.78	14,268.15	16,338.08
2/29/2020	3,485.78	12,914.1	14,975.48
3/31/2020	4,011.3	10,299	13,016.69
4/30/2020	2,307.99	11,759.39	14,694.54
5/31/2020	1,733.17	12,619.01	15,413.1
6/30/2020	1,552.42	12,778	15,719.82
7/31/2020	1,327.19	13,367.07	16,592.27
8/31/2020	1,187.45	13,836.25	17,738.8
9/30/2020	1,274.49	13,386.58	17,066.5
10/31/2020	1,169.06	13,677.07	16,677.38
11/30/2020	759.31	15,630.15	18,561.93
12/31/2020	621.49	16,649.24	19,324.82
1/31/2021	579.69	16,898.97	19,193.41
2/28/2021	466.85	18,048.1	19,794.17
3/31/2021	392.88	18,890.95	20,659.17
4/30/2021	340.78	19,741.04	21,731.38
5/31/2021	333.68	19,780.53	21,883.5
6/30/2021	340.01	19,578.77	22,338.68
7/31/2021	330.57	19,645.33	22,814.49
8/31/2021	308.97	20,028.42	23,487.52
9/30/2021	344.96	19,233.29	22,416.49
10/31/2021	287.62	20,366.13	23,952.02
11/30/2021	309.65	19,767.37	23,746.03
12/31/2021	260.55	20,771.55	24,819.35
1/31/2022	318.63	19,273.92	23,494
2/28/2022	300.82	19,487.86	22,869.06
3/31/2022	277.6	19,756.79	23,669.47
4/30/2022	337.52	18,352.08	21,631.53
5/31/2022	313.49	18,489.72	21,687.77
6/30/2022	404.52	16,711.01	19,879.01
7/31/2022	291.7	18,524.16	21,733.73
8/31/2022	315.47	17,949.91	20,857.86
9/30/2022	410.05	16,300.31	18,932.68
10/31/2022	292.98	18,015.11	20,511.66
11/30/2022	237.19	19,117.63	21,656.21
12/31/2022	279.71	18,058.51	20,406.65
1/31/2023	213.45	19,725.31	21,741.24
2/28/2023	225.56	19,368.29	21,225.98
3/31/2023	243.85	18,746.56	21,869.12
4/30/2023	250.45	18,600.34	22,157.8
5/31/2023	276.4	18,006.99	22,197.68
6/30/2023	211.78	19,656.43	23,702.68
7/31/2023	188.55	20,468.24	24,489.61
8/31/2023	207.43	19,876.71	24,065.94
9/30/2023	244.48	18,831.19	22,905.96
10/31/2023	287.16	17,825.61	22,360.8
11/30/2023	223.7	19,342.57	24,391.16
12/31/2023	172.84	21,029.24	25,605.84
1/31/2024	182.27	20,669.64	25,948.96
2/29/2024	153.03	21,897.42	27,329.45
3/31/2024	130.4	23,123.67	28,244.98
4/30/2024	157.37	21,731.63	27,050.22
5/31/2024	139.23	22,685.64	28,383.79
6/30/2024	147.17	22,327.21	29,280.72
7/31/2024	123.92	23,624.42	29,775.57
8/31/2024	123.33	23,605.52	30,424.67
9/30/2024	119.52	23,879.35	31,048.38
10/31/2024	123.06	23,709.8	30,756.53
11/30/2024	94.99	25,798.64	32,651.13
12/31/2024	118.86	23,961.77	31,736.9
1/31/2025	106.76	24,884.3	32,641.4
2/28/2025	122.43	23,801.83	32,125.66
3/31/2025	143.41	22,499.87	30,313.78
4/30/2025	137.11	21,993.63	30,056.11
5/31/2025	116.3	23,181.28	31,925.6
6/30/2025	105.32	24,011.17	33,515.49
7/31/2025	100.78	24,400.15	34,246.13
8/31/2025	91.18	25,227.32	35,002.97
9/30/2025	90.5	25,343.36	36,200.07
10/31/2025	91.7	25,224.25	36,967.51
11/30/2025	86.06	25,741.35	37,111.69
12/31/2025	86.4	25,759.37	37,133.95
1/31/2026	76.89	26,802.62	37,757.8
2/28/2026	68.07	27,906.89	37,595.45
3/31/2026	79.28	26,402.71	35,723.19
4/30/2026	63.16	28,477.96	39,420.54
5/31/2026	58.75	29,175.67	41,395.51

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraPro Short MidCap400	-49.48%	-29.35%	-40.17%
S&P MidCap 400® Index	25.88%	8.07%	11.30%
S&P Composite 1500 Index	29.67%	13.59%	15.26%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"Standard & Poor's®," "S&P®," and "S&P MidCap 400®" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProShares. This ETF is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$2,099,431
  Number of Portfolio Holdings6
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
S&P MidCap 400® Short Swaps	(282)%
S&P Midcap 400® E-Mini Index Futures	(18)%
Total	(300)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Industrials	25.9%
Information Technology	15.7%
Financials	14.3%
Consumer Discretionary	10.9%
Health Care	8.8%
Real Estate	6.7%
Materials	5.7%
Energy	4.7%
Utilities	3.2%
Consumer Staples	3.1%
Other	1.0%

Holdings

The UltraPro Short MidCap400 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

UltraPro Short MidCap400 - SMDD

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SMDD526

UltraPro Short QQQ®

SQQQ - The Nasdaq Stock Market

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about UltraPro Short QQQ® (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SQQQ	$63	0.94%

How Did the Fund Perform Last Year?

UltraPro Short QQQ (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the Nasdaq-100 Index (the “Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of -65.89% and an average daily statistical correlation of over 0.99 to three times the inverse of the return of the Index. For the same period, the Index had a total return of 43.09% and a volatility of 16.13%. The Index performance was driven by strength in technology and other growth-oriented companies, supported by optimism regarding artificial intelligence, strong corporate earnings and improved investor risk appetite. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund's Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	UltraPro Short QQQ® : $3	Nasdaq-100® Index : $73,373	Nasdaq Composite Index : $59,494
5/31/2016	10,000	10,000	10,000
6/30/2016	10,506	9,770	9,794
7/31/2016	8,509.42	10,466.601	10,445.301
8/31/2016	8,228.39	10,579.6403	10,568.555552
9/30/2016	7,617.85	10,816.6242	10,775.699241
10/31/2016	7,940.67	10,655.4565	10,531.090868
11/30/2016	7,758.38	10,701.275	10,825.961412
12/31/2016	7,462.64	10,824.3397	10,954.790353
1/31/2017	6,393.22	11,392.6175	11,431.323733
2/28/2017	5,624.35	11,890.4749	11,878.288491
3/31/2017	5,286.26	12,134.2296	12,064.777621
4/30/2017	4,870.31	12,469.1343	12,348.299895
5/31/2017	4,329.91	12,952.9368	12,677.999502
6/30/2017	4,609.33	12,642.0663	12,567.700906
7/31/2017	4,070.2	13,169.2404	12,997.516277
8/31/2017	3,807.43	13,436.576	13,183.38076
9/30/2017	3,816.76	13,420.4521	13,329.716286
10/31/2017	3,328.03	14,031.0827	13,810.919044
11/30/2017	3,124.86	14,320.123	14,134.09455
12/31/2017	3,078.67	14,394.5876	14,201.938204
1/31/2018	2,387.8	15,646.9168	15,252.881631
2/28/2018	2,390.28	15,456.0244	14,987.481491
3/31/2018	2,617.88	14,847.057	14,569.330757
4/30/2018	2,533.8	14,907.93	14,580.986222
5/31/2018	2,144.87	15,754.7004	15,382.940464
6/30/2018	2,070.2	15,926.4266	15,533.69328
7/31/2018	1,897.86	16,365.996	15,873.881163
8/31/2018	1,596.46	17,347.9557	16,802.503211
9/30/2018	1,610.5	17,297.6467	16,684.885689
10/31/2018	2,003	15,806.5895	15,156.55016
11/30/2018	1,950.49	15,792.3636	15,230.817255
12/31/2018	2,433.09	14,397.8979	13,799.120433
1/31/2019	1,819.73	15,716.7453	15,150.054324
2/28/2019	1,671.86	16,178.8177	15,695.456279
3/31/2019	1,481.01	16,830.824	16,119.233599
4/30/2019	1,266.31	17,756.5193	16,888.121042
5/31/2019	1,620.21	16,291.6065	15,572.536413
6/30/2019	1,285.99	17,544.431	16,742.033897
7/31/2019	1,199.14	17,958.4796	17,101.987626
8/31/2019	1,233.44	17,624.4519	16,681.27873
9/30/2019	1,199.63	17,770.7348	16,771.357635
10/31/2019	1,048.55	18,547.3159	17,393.575004
11/30/2019	931.27	19,307.7559	18,200.636884
12/31/2019	828.83	20,078.1354	18,861.320003
1/31/2020	754.2	20,682.4872	19,244.204799
2/29/2020	872.94	19,487.0395	18,037.593158
3/31/2020	724.89	18,011.8706	16,228.422564
4/30/2020	430.25	20,755.0785	18,742.205219
5/31/2020	350.09	22,064.7239	20,033.543159
6/30/2020	281.12	23,470.2468	21,249.579229
7/31/2020	220.59	25,209.3921	22,705.175406
8/31/2020	157.82	28,022.7603	24,907.57742
9/30/2020	176.72	26,433.8698	23,637.290972
10/31/2020	186.77	25,598.5595	23,103.088196
11/30/2020	132.01	28,439.9996	25,854.666
12/31/2020	112.9	29,893.2836	27,330.967429
1/31/2021	109.29	29,988.9421	27,724.53336
2/28/2021	107.28	29,976.9465	28,004.551147
3/31/2021	97.85	30,417.6076	28,138.972992
4/30/2021	81.26	32,218.33	29,666.919226
5/31/2021	82.53	31,841.3755	29,239.715589
6/30/2021	67.96	33,879.2236	30,862.519804
7/31/2021	62.14	34,834.6177	31,229.783789
8/31/2021	54.51	36,315.0889	32,503.958968
9/30/2021	64.27	34,248.7604	30,791.00033
10/31/2021	50.5	36,968.1119	33,035.664255
11/30/2021	47.09	37,663.1124	33,144.681947
12/31/2021	44.15	38,111.3035	33,389.952593
1/31/2022	55.25	34,875.6538	30,398.212841
2/28/2022	60.56	33,292.2991	29,379.872711
3/31/2022	50.39	34,717.2095	30,402.292281
4/30/2022	73.18	30,085.9338	26,377.028783
5/31/2022	70.46	29,625.619	25,867.952127
6/30/2022	87.48	26,977.0886	23,630.374268
7/31/2022	59.22	30,376.2018	26,558.17764
8/31/2022	67.44	28,823.9779	25,355.092193
9/30/2022	91.1	25,783.0482	22,708.020568
10/31/2022	77.21	26,816.9485	23,602.716579
11/30/2022	61.45	28,324.061	24,667.199096
12/31/2022	80.51	25,772.0631	22,528.552935
1/31/2023	58.61	28,521.9422	24,943.613809
2/28/2023	58.31	28,416.411	24,691.68331
3/31/2023	44.01	31,127.3366	26,365.779438
4/30/2023	43.4	31,289.1988	26,384.235484
5/31/2023	34.65	33,707.8539	27,948.820648
6/30/2023	28.69	35,915.7183	29,807.417221
7/31/2023	25.74	37,294.8819	31,023.559844
8/31/2023	26.92	36,735.4586	30,387.576867
9/30/2023	31.58	34,891.3386	28,634.213682
10/31/2023	33.51	34,179.5553	27,843.909384
11/30/2023	24.74	37,877.7832	30,859.40477
12/31/2023	21.23	39,983.7879	32,581.359556
1/31/2024	20.15	40,739.4815	32,920.205696
2/29/2024	17.26	42,943.4875	34,967.84249
3/31/2024	16.74	43,471.6924	35,614.747576
4/30/2024	19.15	41,545.8964	34,054.821632
5/31/2024	16.08	44,200.6792	36,431.848182
6/30/2024	13.51	46,972.0618	38,628.688628
7/31/2024	14.02	46,225.206	38,346.699201
8/31/2024	13.34	46,770.6634	38,630.464775
9/30/2024	12.31	47,972.6695	39,696.665603
10/31/2024	12.65	47,579.2936	39,502.151941
11/30/2024	10.85	50,105.7541	41,986.837298
12/31/2024	10.67	50,336.2405	42,217.764903
1/31/2025	9.93	51,468.8059	42,918.579801
2/28/2025	10.74	50,084.2951	41,240.46333
3/31/2025	13.31	46,272.8802	37,883.489615
4/30/2025	10.75	46,990.1099	38,216.864324
5/31/2025	8.22	51,280.3069	41,904.791731
6/30/2025	6.87	54,531.4783	44,687.269902
7/31/2025	6.47	55,845.687	46,349.636343
8/31/2025	6.32	56,359.4673	47,114.405342
9/30/2025	5.43	59,442.3301	49,790.503566
10/31/2025	4.7	62,301.5062	52,140.615334
11/30/2025	4.88	61,323.3726	51,384.576412
12/31/2025	5.01	60,912.506	51,143.068902
1/31/2026	4.84	61,661.7298	51,639.156671
2/28/2026	5.17	60,268.1747	49,919.572754
3/31/2026	5.91	57,369.2755	47,583.336749
4/30/2026	3.8	66,353.3041	54,868.345605
5/31/2026	2.8	73,373.4836	59,493.74714

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraPro Short QQQ®	-65.89%	-49.16%	-55.87%
Nasdaq-100® Index	43.09%	18.16%	22.04%
Nasdaq Composite Index	41.98%	15.26%	19.51%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"QQQ®," "Nasdaq-100® Index" and "Nasdaq-100®" are registered trademarks of The Nasdaq OMX Group Inc. and have been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by The Nasdaq OMX Group Inc. and The Nasdaq OMX Group Inc. makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$2,252,372,772
  Number of Portfolio Holdings21
  Net Investment Advisory Fees$20,674,227
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Nasdaq-100 Index® Short Swaps	(284)%
Nasdaq-100 E-Mini Index Futures	(16)%
Total	(300)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	58.8%
Communication Services	13.4%
Consumer Discretionary	11.4%
Consumer Staples	6.4%
Health Care	3.7%
Industrials	3.4%
Utilities	1.2%
Materials	1.0%
Energy	0.5%
Financials	0.2%

Holdings

The UltraPro Short QQQ® primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

UltraPro Short QQQ® - SQQQ

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SQQQ526

UltraPro Short Russell2000

SRTY - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about UltraPro Short Russell2000 (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SRTY	$63	0.95%

How Did the Fund Perform Last Year?

UltraPro Short Russell2000 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the Russell 2000 Index (the “Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of -68.29% and an average daily statistical correlation of over 0.99 to three times the inverse of the return of the Index. For the same period, the Index had a total return of 43.08% and a volatility of 19.15%. The Index performance was driven by strength in small-cap equities as investor risk appetite improved, earnings expectations strengthened and expectations for a more supportive interest-rate environment increased. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund's Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	UltraPro Short Russell2000 : $31	Russell 2000® Index : $28,923	Russell 3000 Index : $40,877
5/31/2016	10,000	10,000	10,000
6/30/2016	9,714.79	9,994	10,021
7/31/2016	8,084.78	10,590.6418	10,418.8337
8/31/2016	7,615.63	10,778.09616	10,445.922668
9/30/2016	7,235.4	10,897.733027	10,462.636144
10/31/2016	8,306.74	10,380.090708	10,236.643203
11/30/2016	5,918.5	11,537.470822	10,695.244819
12/31/2016	5,391.59	11,860.520005	10,903.802093
1/31/2017	5,272.53	11,906.776033	11,108.793572
2/28/2017	4,945.38	12,136.576811	11,522.040693
3/31/2017	4,869.92	12,152.354361	11,530.106121
4/30/2017	4,675.38	12,286.030259	11,652.325246
5/31/2017	4,938.51	12,036.623844	11,771.178964
6/30/2017	4,427.67	12,453.09103	11,877.119574
7/31/2017	4,314.78	12,545.243903	12,101.597134
8/31/2017	4,451.51	12,385.919306	12,124.590169
9/30/2017	3,699.05	13,158.80067	12,420.430169
10/31/2017	3,599.95	13,270.650476	12,691.195547
11/30/2017	3,290.82	13,652.84521	13,077.007891
12/31/2017	3,320.81	13,598.233829	13,207.77797
1/31/2018	3,062.22	13,953.147732	13,903.827869
2/28/2018	3,375.18	13,413.160915	13,390.776621
3/31/2018	3,200.94	13,586.19069	13,121.622011
4/30/2018	3,089.03	13,703.03193	13,171.484174
5/31/2018	2,583.97	14,534.805968	13,542.920028
6/30/2018	2,522.69	14,639.456571	13,630.949008
7/31/2018	2,388.36	14,894.183116	14,083.496515
8/31/2018	2,104.45	15,536.122408	14,577.827243
9/30/2018	2,265.37	15,161.701858	14,602.609549
10/31/2018	3,107.54	13,515.141036	13,527.857487
11/30/2018	2,916.83	13,730.031779	13,798.414636
12/31/2018	4,089.53	12,098.904003	12,513.782234
1/31/2019	2,924.97	13,460.030704	13,587.464749
2/28/2019	2,513.85	14,159.9523	14,065.743509
3/31/2019	2,649.53	13,864.009297	14,271.103364
4/30/2019	2,393.5	14,335.385613	14,840.520388
5/31/2019	3,008.41	13,220.092613	13,880.338719
6/30/2019	2,434.89	14,154.75316	14,854.738497
7/31/2019	2,389.86	14,236.850729	15,076.074101
8/31/2019	2,708.67	13,533.550303	14,768.522189
9/30/2019	2,528.06	13,815.048149	15,028.448179
10/31/2019	2,324.89	14,178.383915	15,351.559815
11/30/2019	2,054.53	14,762.533333	15,934.919088
12/31/2019	1,887.23	15,187.694293	16,395.43825
1/31/2020	2,072.96	14,700.169306	16,377.403268
2/29/2020	2,633.11	13,462.41505	15,036.09394
3/31/2020	3,177.82	10,537.03226	12,968.631023
4/30/2020	1,800.5	11,984.820492	14,685.677771
5/31/2020	1,368.95	12,765.032306	15,471.361532
6/30/2020	1,129.82	13,215.637947	15,825.655711
7/31/2020	1,012.5	13,581.711118	16,724.552955
8/31/2020	848.96	14,346.361454	17,935.410589
9/30/2020	907.14	13,867.192981	17,282.561644
10/31/2020	829.23	14,157.017315	16,909.258312
11/30/2020	478.82	16,766.155606	18,967.115049
12/31/2020	367.01	18,216.428066	19,820.635226
1/31/2021	307.44	19,132.714397	19,733.424431
2/28/2021	248.3	20,324.682504	20,351.080616
3/31/2021	227.19	20,527.929329	21,079.649302
4/30/2021	209.99	20,959.015845	22,165.251241
5/31/2021	203.55	21,003.029778	22,267.211396
6/30/2021	189.4	21,410.488556	22,817.211518
7/31/2021	206.15	20,637.569919	23,202.822393
8/31/2021	189.24	21,099.851486	23,864.102831
9/30/2021	203.34	20,477.405867	22,792.604614
10/31/2021	176.95	21,347.695616	24,333.384686
11/30/2021	196.45	20,457.496709	23,963.517238
12/31/2021	177.33	20,913.698885	24,907.679817
1/31/2022	231.16	18,899.709683	23,443.108244
2/28/2022	217.09	19,101.936576	22,852.341916
3/31/2022	200.41	19,338.80059	23,592.757795
4/30/2022	265.37	17,422.325451	21,476.48742
5/31/2022	247.92	17,448.45894	21,448.567987
6/30/2022	304.74	16,014.195615	19,653.322846
7/31/2022	220.65	17,686.077637	21,496.804529
8/31/2022	229.24	17,323.513045	20,694.97372
9/30/2022	300.15	15,663.920496	18,776.549656
10/31/2022	210.55	17,388.518142	20,316.226728
11/30/2022	188.78	17,795.409467	21,376.733763
12/31/2022	228.47	16,640.487392	20,124.057165
1/31/2023	171.48	18,262.934913	21,510.604704
2/28/2023	179.54	17,954.291313	21,007.256554
3/31/2023	203.63	17,096.076188	21,568.150303
4/30/2023	215.08	16,788.346817	21,798.929512
5/31/2023	220.6	16,633.894026	21,883.945337
6/30/2023	173.02	17,986.229611	23,378.618803
7/31/2023	144.74	19,086.986863	24,215.573356
8/31/2023	170.05	18,132.63752	23,748.212791
9/30/2023	204.49	17,064.62517	22,617.797862
10/31/2023	251.59	15,900.817733	22,018.426219
11/30/2023	189.97	17,339.841738	24,070.543542
12/31/2023	132.4	19,458.770398	25,346.28235
1/31/2024	148.7	18,701.82423	25,627.626084
2/29/2024	124.32	19,758.477299	27,014.080655
3/31/2024	112.26	20,465.830786	27,886.63546
4/30/2024	139.37	19,025.036299	26,659.6235
5/31/2024	121.03	19,980.093121	27,917.957729
6/30/2024	125.25	19,794.278255	28,783.414419
7/31/2024	92.28	21,805.376926	29,318.785927
8/31/2024	94.35	21,480.476809	29,957.93546
9/30/2024	92.07	21,630.840147	30,578.064724
10/31/2024	96.3	21,319.356049	30,354.844852
11/30/2024	68.8	23,658.089408	32,373.442034
12/31/2024	88.71	21,703.931223	31,382.814708
1/31/2025	82.23	22,272.574221	32,374.511653
2/28/2025	96.88	21,080.9915	31,752.921029
3/31/2025	117.9	19,645.375979	29,901.725733
4/30/2025	113.9	19,191.567794	29,701.384171
5/31/2025	96.47	20,216.397514	31,584.451927
6/30/2025	82.4	21,316.169538	33,188.942085
7/31/2025	78.25	21,684.939271	33,919.098811
8/31/2025	62.87	23,233.243935	34,702.629993
9/30/2025	57.47	23,955.797822	35,899.870728
10/31/2025	53.93	24,389.397762	36,668.127962
11/30/2025	51.68	24,623.535981	36,767.131907
12/31/2025	52.71	24,480.719472	36,759.778481
1/31/2026	45.04	25,790.437964	37,329.555047
2/28/2026	43.6	25,996.761468	37,150.373183
3/31/2026	49.73	24,696.923394	35,303.999636
4/30/2026	35.01	27,712.417741	38,905.007599
5/31/2026	30.59	28,923.450396	40,877.491484

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraPro Short Russell2000	-68.29%	-31.55%	-43.95%
Russell 2000® Index	43.08%	6.61%	11.20%
Russell 3000 Index	29.45%	12.91%	15.11%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"Russell 2000®" and "Russell®" are trademarks of Russell Investment Group ("Russell") and have been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by Russell Investments and Russell Investments makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$74,315,693
  Number of Portfolio Holdings15
  Net Investment Advisory Fees$511,336
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Russell 2000® Index Short Swaps	(290)%
Russell 2000® E-mini Index Futures	(10)%
Total	(300)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Industrials	19.5%
Information Technology	18.5%
Health Care	16.2%
Financials	15.9%
Consumer Discretionary	7.6%
Energy	5.6%
Real Estate	5.1%
Materials	4.7%
Utilities	2.7%
Communication Services	2.6%
Other	1.6%

Holdings

The UltraPro Short Russell2000 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

UltraPro Short Russell2000 - SRTY

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SRTY526

UltraPro Short S&P500®

SPXU - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about UltraPro Short S&P500® (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPXU	$67	0.90%

How Did the Fund Perform Last Year?

UltraPro Short S&P500 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the S&P 500 Index (the "Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of -50.90% and an average daily statistical correlation of over 0.99 to three times the inverse of the return of the Index. For the same period, the Index had a total return of 29.78% and a volatility of 11.90%. The Index performance was driven by strength in U.S. large-cap equities, supported by resilient corporate earnings, optimism regarding artificial intelligence and improved investor risk appetite. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	UltraPro Short S&P500® : $43	S&P 500® Index : $42,817
5/31/2016	10,000	10,000
6/30/2016	9,759.27	10,026
7/31/2016	8,733.3	10,395.9594
8/31/2016	8,686.76	10,410.513743
9/30/2016	8,600.42	10,412.595846
10/31/2016	9,073.13	10,223.086602
11/30/2016	8,094.09	10,601.340806
12/31/2016	7,618.59	10,811.247354
1/31/2017	7,198.62	11,016.661053
2/28/2017	6,406.74	11,454.022497
3/31/2017	6,376.9	11,467.767324
4/30/2017	6,184.95	11,585.885328
5/31/2017	5,930.49	11,749.246311
6/30/2017	5,823.68	11,822.091638
7/31/2017	5,487.87	12,065.626726
8/31/2017	5,435.69	12,103.030169
9/30/2017	5,122.19	12,352.35259
10/31/2017	4,789.9	12,640.162405
11/30/2017	4,382.18	13,028.215391
12/31/2017	4,251.08	13,172.828582
1/31/2018	3,596.81	13,927.63166
2/28/2018	3,917.53	13,413.702052
3/31/2018	4,174.25	13,072.994019
4/30/2018	4,090.87	13,122.671397
5/31/2018	3,812.05	13,438.927777
6/30/2018	3,751.5	13,522.24913
7/31/2018	3,369.44	14,025.276797
8/31/2018	3,074.13	14,482.500821
9/30/2018	3,035.32	14,565.051075
10/31/2018	3,680.63	13,568.801582
11/30/2018	3,433.33	13,845.605134
12/31/2018	4,409.79	12,595.346991
1/31/2019	3,465.07	13,604.234285
2/28/2019	3,164.56	14,040.930205
3/31/2019	2,990.88	14,313.324251
4/30/2019	2,670.16	14,893.013883
5/31/2019	3,244.62	13,947.307502
6/30/2019	2,647.71	14,930.59268
7/31/2019	2,546.6	15,145.593215
8/31/2019	2,624.06	14,906.292842
9/30/2019	2,488.18	15,185.040518
10/31/2019	2,327.38	15,514.555898
11/30/2019	2,097.99	16,077.734277
12/31/2019	1,923.58	16,563.281852
1/31/2020	1,923.07	16,556.656539
2/29/2020	2,431.07	15,194.043706
3/31/2020	2,321.22	13,317.579308
4/30/2020	1,477.77	15,024.892976
5/31/2020	1,252.74	15,740.077881
6/30/2020	1,131.28	16,053.305431
7/31/2020	949.68	16,958.711857
8/31/2020	767.15	18,178.04324
9/30/2020	836.42	17,487.277597
10/31/2020	886.81	17,022.116013
11/30/2020	639.06	18,886.037716
12/31/2020	568.29	19,611.261564
1/31/2021	578.69	19,413.187823
2/28/2021	528.48	19,948.991807
3/31/2021	457.59	20,822.757648
4/30/2021	388.87	21,934.692906
5/31/2021	377.31	22,088.235756
6/30/2021	350.57	22,602.89165
7/31/2021	324.45	23,140.840471
8/31/2021	295.42	23,844.322021
9/30/2021	337.92	22,735.561047
10/31/2021	273.79	24,329.323877
11/30/2021	277.31	24,161.451542
12/31/2021	239.44	25,243.884571
1/31/2022	276.06	23,938.775739
2/28/2022	295.73	23,223.006344
3/31/2022	257.59	24,084.579879
4/30/2022	329.33	21,984.404514
5/31/2022	313.33	22,023.976442
6/30/2022	390.07	20,206.998386
7/31/2022	294.8	22,070.083637
8/31/2022	329.72	21,169.624224
9/30/2022	431.51	19,219.901833
10/31/2022	331.04	20,776.713882
11/30/2022	273.37	21,938.132188
12/31/2022	325.9	20,674.495774
1/31/2023	271.22	21,972.854108
2/28/2023	292.91	21,436.716468
3/31/2023	262.52	22,223.443962
4/30/2023	252.58	22,570.129688
5/31/2023	251.24	22,667.181246
6/30/2023	209.68	24,165.481926
7/31/2023	192.98	24,941.193896
8/31/2023	204.61	24,544.628913
9/30/2023	239.18	23,373.850114
10/31/2023	256.44	22,882.999262
11/30/2023	199.06	24,972.217094
12/31/2023	176.12	26,105.95575
1/31/2024	169.23	26,544.535807
2/29/2024	146.02	27,962.014019
3/31/2024	134.41	28,862.39087
4/30/2024	153.4	27,684.805323
5/31/2024	134.46	29,057.971667
6/30/2024	122.67	30,101.15285
7/31/2024	119.17	30,468.386914
8/31/2024	110.86	31,208.768717
9/30/2024	104.79	31,876.636367
10/31/2024	108.7	31,586.558976
11/30/2024	92.33	33,440.689988
12/31/2024	99.88	32,644.801566
1/31/2025	92.5	33,552.32705
2/28/2025	96.77	33,116.146798
3/31/2025	114.32	31,251.707733
4/30/2025	104.7	31,039.196121
5/31/2025	87.24	32,991.561557
6/30/2025	75.8	34,670.83204
7/31/2025	71.79	35,447.458678
8/31/2025	68.17	36,167.042089
9/30/2025	61.87	37,487.139125
10/31/2025	57.99	38,364.338181
11/30/2025	57.66	38,460.249026
12/31/2025	58.11	38,483.325176
1/31/2026	56.05	39,041.333391
2/28/2026	57.54	38,744.619257
3/31/2026	66.73	36,815.137218
4/30/2026	49.6	40,677.045112
5/31/2026	42.83	42,816.657685

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraPro Short S&P500®	-50.90%	-35.28%	-42.03%
S&P 500® Index	29.78%	14.14%	15.64%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"Standard & Poor's®," "S&P®," "S&P 500®," and "Standard & Poor's 500TM" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProShares. This ETF is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$454,141,193
  Number of Portfolio Holdings20
  Net Investment Advisory Fees$3,836,123
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
S&P 500® Short Swaps	(286)%
S&P 500® E-Mini Index Futures	(14)%
Total	(300)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	38.6%
Financials	11.3%
Communication Services	10.4%
Consumer Discretionary	9.7%
Health Care	8.3%
Industrials	8.3%
Consumer Staples	4.6%
Energy	3.1%
Utilities	2.1%
Materials	1.8%
Other	1.8%

Holdings

The UltraPro Short S&P500® primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

UltraPro Short S&P500® - SPXU

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SPXU526

UltraShort 7-10 Year Treasury

PST - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about UltraShort 7-10 Year Treasury (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PST	$96	0.95%

How Did the Fund Perform Last Year?

UltraShort 7-10 Year Treasury (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the ICE U.S. Treasury 7-10 Year Bond Index (the “Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of 1.32% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 4.09% and a volatility of 4.76%. The Index performance was driven by coupon income and modestly lower intermediate- and long-term Treasury yields during portions of the period. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	UltraShort 7-10 Year Treasury : $12,381	ICE U.S. Treasury 7-10 Year Bond Index : $10,932	Bloomberg U.S. Aggregate Bond Index : $11,748
5/31/2016	10,000	10,000	10,000
6/30/2016	9,423.35	10,297	10,180
7/31/2016	9,354.09	10,326.8613	10,241.08
8/31/2016	9,508.35	10,238.050293	10,230.84
9/30/2016	9,496.65	10,241.121708	10,220.61
10/31/2016	9,766.98	10,093.649555	10,138.84
11/30/2016	10,584.76	9,687.8848432	9,895.51
12/31/2016	10,617.24	9,669.477862	9,905.41
1/31/2017	10,580.58	9,683.9820788	9,925.22
2/28/2017	10,419.18	9,757.5803426	9,994.69
3/31/2017	10,407.58	9,762.4591328	9,984.7
4/30/2017	10,184	9,870.8224291	10,064.58
5/31/2017	10,013.86	9,956.6985843	10,145.09
6/30/2017	10,138.63	9,898.9497325	10,134.95
7/31/2017	10,073.18	9,936.5657415	10,175.49
8/31/2017	9,796.43	10,082.633258	10,267.07
9/30/2017	10,082.52	9,944.5011822	10,215.73
10/31/2017	10,132.94	9,925.60663	10,225.95
11/30/2017	10,205.4	9,896.8223707	10,215.72
12/31/2017	10,176.13	9,918.59538	10,266.8
1/31/2018	10,657.07	9,702.3700007	10,143.6
2/28/2018	10,874.64	9,612.1379597	10,052.31
3/31/2018	10,629.7	9,732.2896842	10,112.62
4/30/2018	10,927.49	9,612.5825211	10,041.83
5/31/2018	10,718.2	9,716.3984123	10,112.12
6/30/2018	10,739.45	9,721.2566115	10,102.01
7/31/2018	10,902.52	9,665.8454488	10,102.01
8/31/2018	10,700.97	9,773.1363333	10,162.62
9/30/2018	11,022.85	9,645.1082473	10,101.65
10/31/2018	11,145.54	9,610.3858576	10,020.84
11/30/2018	10,893.81	9,740.1260667	10,080.96
12/31/2018	10,365.47	10,007.005521	10,262.42
1/31/2019	10,260.83	10,079.055961	10,375.3
2/28/2019	10,379.99	10,041.763454	10,364.93
3/31/2019	9,918.84	10,294.815893	10,561.86
4/30/2019	10,051.95	10,249.518703	10,561.86
5/31/2019	9,516.23	10,557.004264	10,751.98
6/30/2019	9,297.17	10,702.690923	10,891.75
7/31/2019	9,357.67	10,690.917963	10,913.54
8/31/2019	8,680.27	11,116.416498	11,197.29
9/30/2019	8,901.13	10,994.135916	11,141.3
10/31/2019	8,897.05	11,011.726534	11,174.73
11/30/2019	9,033.72	10,940.150311	11,163.55
12/31/2019	9,188.45	10,859.193199	11,152.39
1/31/2020	8,642.54	11,208.85922	11,364.28
2/29/2020	8,139.59	11,559.696513	11,568.84
3/31/2020	7,525.66	11,982.781406	11,499.43
4/30/2020	7,439.89	12,048.686703	11,706.42
5/31/2020	7,412.03	12,063.145128	11,764.95
6/30/2020	7,388.63	12,070.383015	11,835.54
7/31/2020	7,254.52	12,172.98127	12,013.07
8/31/2020	7,365.68	12,070.728228	11,916.97
9/30/2020	7,317.31	12,102.112121	11,905.05
10/31/2020	7,499.72	11,944.784663	11,857.43
11/30/2020	7,441.94	11,979.424539	11,976
12/31/2020	7,474.52	11,943.486265	11,987.98
1/31/2021	7,641.53	11,802.553127	11,904.06
2/28/2021	8,068.8	11,475.622406	11,737.41
3/31/2021	8,363.79	11,249.552644	11,596.56
4/30/2021	8,181.82	11,365.423037	11,689.33
5/31/2021	8,093.62	11,425.659779	11,724.4
6/30/2021	7,918.05	11,549.056904	11,806.47
7/31/2021	7,596.42	11,762.714457	11,936.34
8/31/2021	7,638.61	11,728.602585	11,912.47
9/30/2021	7,873.2	11,524.5249	11,805.26
10/31/2021	7,931.02	11,489.951325	11,805.26
11/30/2021	7,736.57	11,612.893805	11,840.67
12/31/2021	7,785.95	11,575.732544	11,805.15
1/31/2022	8,121.68	11,307.175549	11,545.44
2/28/2022	8,162.9	11,263.077565	11,418.44
3/31/2022	8,816.46	10,818.186001	11,098.72
4/30/2022	9,574.57	10,373.558556	10,676.97
5/31/2022	9,427.8	10,443.061399	10,741.03
6/30/2022	9,580.61	10,356.383989	10,569.17
7/31/2022	9,024.71	10,665.004232	10,822.83
8/31/2022	9,777.2	10,265.066573	10,519.79
9/30/2022	10,773.48	9,754.8927645	10,067.44
10/31/2022	11,129.75	9,614.4223087	9,936.57
11/30/2022	10,422.05	9,959.5800696	10,304.22
12/31/2022	10,788.41	9,850.0246888	10,252.7
1/31/2023	10,140.64	10,163.255474	10,570.53
2/28/2023	10,902.92	9,837.0149732	10,295.7
3/31/2023	10,190.56	10,200.000826	10,553.09
4/30/2023	10,098.78	10,286.700833	10,616.41
5/31/2023	10,491.45	10,139.601011	10,499.63
6/30/2023	10,867.33	10,010.828078	10,457.63
7/31/2023	11,106.2	9,951.7641923	10,447.17
8/31/2023	11,388.13	9,877.1259609	10,384.49
9/30/2023	12,253.62	9,568.9596309	10,124.88
10/31/2023	12,858.33	9,385.235606	9,962.88
11/30/2023	11,881.69	9,805.6941611	10,411.21
12/31/2023	11,113.47	10,184.193956	10,806.83
1/31/2024	11,228.33	10,186.230795	10,774.41
2/29/2024	11,809.11	9,977.4130632	10,623.57
3/31/2024	11,751.6	10,046.257213	10,719.18
4/30/2024	12,635.88	9,741.8556198	10,451.21
5/31/2024	12,321.31	9,917.209021	10,628.88
6/30/2024	12,123.94	10,041.174134	10,724.54
7/31/2024	11,576.16	10,333.372301	10,971.2
8/31/2024	11,361.73	10,478.039513	11,124.8
9/30/2024	11,187.3	10,617.397439	11,269.42
10/31/2024	12,082.16	10,263.838104	10,987.68
11/30/2024	11,949.95	10,362.37095	11,108.55
12/31/2024	12,610.53	10,130.253841	10,930.81
1/31/2025	12,559.71	10,199.139567	10,985.47
2/28/2025	11,972.09	10,486.755302	11,227.15
3/31/2025	11,986.53	10,525.556297	11,227.15
4/30/2025	11,833.69	10,631.864416	11,272.05
5/31/2025	12,220.35	10,504.282043	11,193.15
6/30/2025	11,939.25	10,671.300127	11,361.05
7/31/2025	12,183.73	10,610.473716	11,326.96
8/31/2025	11,891.5	10,783.424438	11,462.89
9/30/2025	11,836.7	10,857.830067	11,588.98
10/31/2025	11,772.75	10,932.749094	11,658.51
11/30/2025	11,627.9	11,040.98331	11,728.46
12/31/2025	11,887.66	10,959.280034	11,716.74
1/31/2026	12,040.53	10,935.169618	11,728.45
2/28/2026	11,536.55	11,207.455341	11,916.11
3/31/2026	12,171.66	10,948.563123	11,701.62
4/30/2026	12,287.77	10,936.519703	11,713.32
5/31/2026	12,381.06	10,932.145095	11,748.46

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort 7-10 Year Treasury	1.32%	8.87%	2.16%
ICE U.S. Treasury 7-10 Year Bond Index	4.09%	-0.88%	0.90%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "ICE U.S. Treasury 7-10 Year Bond Index" is a trademark of Intercontinental Exchange Inc. ("ICE") and has been licensed for use by ProShares. ProShares have not been passed on by ICE as to their legality or suitability. ProShares based on ICE indexes are not sponsored, endorsed, sold or promoted by ICE or its affiliates, and they make no representation regarding the advisability of investing in ProShares, or the ability of the index to track general financial market performance.

Key Fund Statistics

  Net Assets$11,431,021
  Number of Portfolio Holdings7
  Net Investment Advisory Fees$20,542
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
ICE U.S. Treasury 7-10 Year Bond Index Short Swaps	(198)%
U.S. 10 Year Treasury Note Futures	(3)%
Total	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
7-10 Year U.S. Treasury	100.0%

Holdings

The UltraShort 7-10 Year Treasury primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

UltraShort 7-10 Year Treasury - PST

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

PST526

UltraShort 20+ Year Treasury

TBT - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about UltraShort 20+ Year Treasury (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TBT	$92	0.93%

How Did the Fund Perform Last Year?

UltraShort 20+ Year Treasury (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the ICE U.S. Treasury 20+ Year Bond Index (the “Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of -0.63% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the index. For the same period, the Index had a total return of 4.02% and a volatility of 9.75%. The Index performance was driven by coupon income and modestly lower intermediate- and long-term Treasury yields during portions of the period. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	UltraShort 20+ Year Treasury : $11,698	ICE U.S. Treasury 20+ Year Bond Index : $8,758	Bloomberg U.S. Aggregate Bond Index : $11,748
5/31/2016	10,000	10,000	10,000
6/30/2016	8,767.01	10,664	10,180
7/31/2016	8,317.93	10,898.608	10,241.08
8/31/2016	8,446.83	10,795.071224	10,230.84
9/30/2016	8,716.78	10,605.07797	10,220.61
10/31/2016	9,497.13	10,153.301649	10,138.84
11/30/2016	11,057.56	9,371.4974219	9,895.51
12/31/2016	11,147.04	9,319.0170364	9,905.41
1/31/2017	11,031.76	9,355.3612028	9,925.22
2/28/2017	10,660.2	9,506.9180543	9,994.69
3/31/2017	10,764.26	9,450.8272378	9,984.7
4/30/2017	10,422.47	9,599.2052254	10,064.58
5/31/2017	9,993.96	9,797.9087736	10,145.09
6/30/2017	9,889.61	9,844.9387357	10,134.95
7/31/2017	10,028.14	9,775.0396707	10,175.49
8/31/2017	9,342.46	10,127.918603	10,267.07
9/30/2017	9,767.85	9,900.0404342	10,215.73
10/31/2017	9,776.57	9,895.090414	10,225.95
11/30/2017	9,624.41	9,973.2616283	10,215.72
12/31/2017	9,271.72	10,154.77499	10,266.8
1/31/2018	9,923.77	9,817.6364603	10,143.6
2/28/2018	10,555.68	9,514.2714936	10,052.31
3/31/2018	9,930.92	9,813.0196185	10,112.62
4/30/2018	10,346.43	9,619.703132	10,041.83
5/31/2018	9,907.62	9,830.3746306	10,112.12
6/30/2018	9,881.5	9,852.9844923	10,102.01
7/31/2018	10,223.35	9,697.3073373	10,102.01
8/31/2018	9,924.35	9,853.4339854	10,162.62
9/30/2018	10,580.49	9,552.9042489	10,101.65
10/31/2018	11,303.7	9,248.1666033	10,020.84
11/30/2018	10,926.09	9,422.9569522	10,080.96
12/31/2018	9,813.21	9,952.5271329	10,262.42
1/31/2019	9,715.79	10,014.232801	10,375.3
2/28/2019	9,989.93	9,891.0577376	10,364.93
3/31/2019	9,022.11	10,423.196644	10,561.86
4/30/2019	9,401.12	10,228.282867	10,561.86
5/31/2019	8,268.59	10,920.737617	10,751.98
6/30/2019	8,080.99	11,061.615132	10,891.75
7/31/2019	8,068.7	11,081.526039	10,913.54
8/31/2019	6,536.93	12,288.304225	11,197.29
9/30/2019	6,878.26	11,962.664163	11,141.3
10/31/2019	7,005.98	11,852.607653	11,174.73
11/30/2019	7,069.98	11,795.715136	11,163.55
12/31/2019	7,478.14	11,455.99854	11,152.39
1/31/2020	6,513.79	12,265.937637	11,364.28
2/29/2020	5,690.64	13,109.834146	11,568.84
3/31/2020	4,569.64	14,032.76647	11,499.43
4/30/2020	4,416.1	14,196.949838	11,706.42
5/31/2020	4,564.53	13,908.751756	11,764.95
6/30/2020	4,511.95	13,935.178384	11,835.54
7/31/2020	4,127.08	14,549.719751	12,013.07
8/31/2020	4,507.48	13,884.797559	11,916.97
9/30/2020	4,441.83	13,956.998506	11,905.05
10/31/2020	4,710.86	13,525.727252	11,857.43
11/30/2020	4,557.77	13,698.856561	11,976
12/31/2020	4,654.35	13,527.620854	11,987.98
1/31/2021	5,026.24	12,986.51602	11,904.06
2/28/2021	5,752.52	12,108.627537	11,737.41
3/31/2021	6,190.15	11,606.119494	11,596.56
4/30/2021	5,875.33	11,909.039213	11,689.33
5/31/2021	5,826.33	11,959.057177	11,724.4
6/30/2021	5,344.07	12,456.553956	11,806.47
7/31/2021	4,935.06	12,907.481209	11,936.34
8/31/2021	4,937.47	12,870.049514	11,912.47
9/30/2021	5,211.23	12,469.790974	11,805.26
10/31/2021	4,947.31	12,781.535748	11,805.26
11/30/2021	4,631	13,175.207049	11,840.67
12/31/2021	4,801.49	12,940.688364	11,805.15
1/31/2022	5,152.7	12,417.884554	11,545.44
2/28/2022	5,288.2	12,154.625401	11,418.44
3/31/2022	5,825.12	11,539.601356	11,098.72
4/30/2022	7,050.08	10,482.573872	10,676.97
5/31/2022	7,299.58	10,236.233386	10,741.03
6/30/2022	7,432.35	10,138.989169	10,569.17
7/31/2022	7,029.48	10,437.07545	10,822.83
8/31/2022	7,675.89	9,896.4349419	10,519.79
9/30/2022	9,022.2	9,049.3001109	10,067.44
10/31/2022	10,230.85	8,481.9089939	9,936.57
11/30/2022	8,852.14	9,100.2401596	10,304.22
12/31/2022	9,315.86	8,925.5155485	10,252.7
1/31/2023	8,013.24	9,540.4835698	10,570.53
2/28/2023	8,897.78	9,071.0917782	10,295.7
3/31/2023	8,077.35	9,507.4112927	10,553.09
4/30/2023	8,049.65	9,547.3424201	10,616.41
5/31/2023	8,573.58	9,264.7410845	10,499.63
6/30/2023	8,610.39	9,280.4911443	10,457.63
7/31/2023	9,112.2	9,054.0471604	10,447.17
8/31/2023	9,745.32	8,771.560889	10,384.49
9/30/2023	11,562.01	8,074.2217983	10,124.88
10/31/2023	12,889.85	7,638.2138212	9,962.88
11/30/2023	10,684.44	8,394.3969895	10,411.21
12/31/2023	9,078.71	9,117.1545703	10,806.83
1/31/2024	9,577.55	8,912.0185925	10,774.41
2/29/2024	10,068.33	8,713.2805779	10,623.57
3/31/2024	9,975.93	8,789.0861189	10,719.18
4/30/2024	11,471.57	8,226.5846073	10,451.21
5/31/2024	10,925.14	8,467.6235363	10,628.88
6/30/2024	10,599.44	8,615.8069482	10,724.54
7/31/2024	9,945.46	8,928.5607404	10,971.2
8/31/2024	9,561.19	9,130.3462131	11,124.8
9/30/2024	9,288.82	9,302.9097566	11,269.42
10/31/2024	10,455.32	8,800.5526297	10,987.68
11/30/2024	10,090.34	8,966.0030191	11,108.55
12/31/2024	11,503.42	8,413.6972332	10,930.81
1/31/2025	11,505.78	8,451.5588707	10,985.47
2/28/2025	10,350.43	8,926.5364793	11,227.15
3/31/2025	10,678.27	8,814.0621196	11,227.15
4/30/2025	10,983.56	8,689.7838437	11,272.05
5/31/2025	11,771.53	8,419.5315662	11,193.15
6/30/2025	11,236.27	8,642.6491527	11,361.05
7/31/2025	11,547.71	8,552.7656015	11,326.96
8/31/2025	11,643.26	8,546.7786656	11,462.89
9/30/2025	10,909.93	8,857.0267311	11,588.98
10/31/2025	10,688.26	8,980.1394027	11,658.51
11/30/2025	10,698.04	9,001.6917373	11,728.46
12/31/2025	11,300.5	8,774.8491055	11,716.74
1/31/2026	11,426.34	8,767.8292262	11,728.45
2/28/2026	10,508.96	9,165.8886731	11,916.11
3/31/2026	11,479.57	8,787.3374709	11,701.62
4/30/2026	11,756.83	8,712.6451024	11,713.32
5/31/2026	11,697.86	8,757.9508569	11,748.46

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort 20+ Year Treasury	-0.63%	14.96%	1.58%
ICE U.S. Treasury 20+ Year Bond Index	4.02%	-6.04%	-1.32%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "ICE U.S. Treasury 20+ Year Bond Index" is a trademark of Intercontinental Exchange Inc. ("ICE") and has been licensed for use by ProShares. ProShares have not been passed on by ICE as to their legality or suitability. ProShares based on ICE indexes are not sponsored, endorsed, sold or promoted by ICE or its affiliates, and they make no representation regarding the advisability of investing in ProShares, or the ability of the index to track general financial market performance.

Key Fund Statistics

  Net Assets$330,436,699
  Number of Portfolio Holdings9
  Net Investment Advisory Fees$2,095,389
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
ICE U.S. Treasury 20+ Year Bond Index Short Swaps	(198)%
U.S. Treasury Long Bond Futures	(4)%
Total	(202)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
20+ Year U.S. Treasury	100.0%

Holdings

The UltraShort 20+ Year Treasury primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

UltraShort 20+ Year Treasury - TBT

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

TBT526

UltraShort Consumer Discretionary

SCC - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about UltraShort Consumer Discretionary (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SCC	$84	0.95%

How Did the Fund Perform Last Year?

UltraShort Consumer Discretionary (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Consumer Discretionary Select Sector Index (the "Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of -22.22% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 13.95% and a volatility of 18.06%. The Index performance was driven by gains in consumer discretionary shares, supported by resilient consumer spending, improved investor risk appetite and strength in select large-cap growth companies. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	UltraShort Consumer Discretionary : $514	S&P Consumer Discretionary Select Sector Index : $34,246	S&P 500® Index : $42,817
5/31/2016	10,000	10,000	10,000
6/30/2016	10,047.91	9,882	10,026
7/31/2016	9,283.21	10,332.62	10,395.9594
8/31/2016	9,501.82	10,204.49	10,410.513743
9/30/2016	9,438.7	10,172.86	10,412.595846
10/31/2016	9,851.89	9,934.82	10,223.086602
11/30/2016	8,893.37	10,401.75	10,601.340806
12/31/2016	8,802.06	10,407.99	10,811.247354
1/31/2017	8,265.75	10,848.25	11,016.661053
2/28/2017	7,887.45	11,059.79	11,454.022497
3/31/2017	7,680.05	11,286.52	11,467.767324
4/30/2017	7,273.53	11,561.91	11,585.885328
5/31/2017	7,070.87	11,691.4	11,749.246311
6/30/2017	7,313.02	11,551.11	11,822.091638
7/31/2017	7,063.42	11,768.27	12,065.626726
8/31/2017	7,354.38	11,551.73	12,103.030169
9/30/2017	7,248.61	11,648.76	12,352.35259
10/31/2017	7,157.94	11,894.55	12,640.162405
11/30/2017	6,358.49	12,496.42	13,028.215391
12/31/2017	6,049.36	12,797.58	13,172.828582
1/31/2018	5,084.64	13,992.88	13,927.63166
2/28/2018	5,478.14	13,508.72	13,413.702052
3/31/2018	5,716.26	13,193.97	13,072.994019
4/30/2018	5,484.05	13,505.35	13,122.671397
5/31/2018	5,354.9	13,774.1	13,438.927777
6/30/2018	4,998.28	14,271.35	13,522.24913
7/31/2018	4,765.18	14,532.51	14,025.276797
8/31/2018	4,259.03	15,278.03	14,482.500821
9/30/2018	4,173.85	15,359.01	14,565.051075
10/31/2018	4,871.41	13,813.89	13,568.801582
11/30/2018	4,585.44	14,152.33	13,845.605134
12/31/2018	5,423.31	13,024.39	12,595.346991
1/31/2019	4,544.7	14,311.2	13,604.234285
2/28/2019	4,416.27	14,504.4	14,040.930205
3/31/2019	4,207.62	15,036.71	14,313.324251
4/30/2019	3,719.07	15,859.22	14,893.013883
5/31/2019	4,199.38	14,658.68	13,947.307502
6/30/2019	3,673.78	15,816.71	14,930.59268
7/31/2019	3,625.56	16,014.42	15,145.593215
8/31/2019	3,660.29	15,876.7	14,906.292842
9/30/2019	3,694.96	16,062.45	15,185.040518
10/31/2019	3,609.75	16,084.94	15,514.555898
11/30/2019	3,430.18	16,289.22	16,077.734277
12/31/2019	3,333.72	16,753.46	16,563.281852
1/31/2020	3,318.21	16,746.76	16,556.656539
2/29/2020	3,850.61	15,460.61	15,194.043706
3/31/2020	4,371.18	13,156.98	13,317.579308
4/30/2020	3,093.99	15,655.49	15,024.892976
5/31/2020	2,787.49	16,690.32	15,740.077881
6/30/2020	2,589.88	17,192.7	16,053.305431
7/31/2020	2,178.7	18,428.85	16,958.711857
8/31/2020	1,827.96	20,212.76	18,178.04324
9/30/2020	1,934.34	19,820.64	17,487.277597
10/31/2020	2,026.82	19,281.52	17,022.116013
11/30/2020	1,632.23	21,209.67	18,886.037716
12/31/2020	1,518.04	21,739.91	19,611.261564
1/31/2021	1,570	21,909.48	19,413.187823
2/28/2021	1,474.23	21,815.27	19,948.991807
3/31/2021	1,376.75	22,751.14	20,822.757648
4/30/2021	1,228.18	24,225.42	21,934.692906
5/31/2021	1,287.66	23,404.18	22,088.235756
6/30/2021	1,229.83	24,228	22,602.89165
7/31/2021	1,223.62	24,477.55	23,140.840471
8/31/2021	1,158.78	24,920.6	23,844.322021
9/30/2021	1,230.52	24,399.76	22,735.561047
10/31/2021	1,147.91	27,335.05	24,329.323877
11/30/2021	1,172.04	27,799.74	24,161.451542
12/31/2021	1,126.35	27,824.76	25,243.884571
1/31/2022	1,346.23	25,195.32	23,938.775739
2/28/2022	1,371.32	24,147.2	23,223.006344
3/31/2022	1,291.82	25,221.75	24,084.579879
4/30/2022	1,639.59	22,220.36	21,984.404514
5/31/2022	1,704.34	21,071.57	22,023.976442
6/30/2022	2,057.26	18,785.3	20,206.998386
7/31/2022	1,575.49	22,253.07	22,070.083637
8/31/2022	1,639.41	21,262.81	21,169.624224
9/30/2022	1,928.3	19,515	19,219.901833
10/31/2022	1,698.73	19,731.62	20,776.713882
11/30/2022	1,550.51	20,031.54	21,938.132188
12/31/2022	1,839.68	17,739.93	20,674.495774
1/31/2023	1,449.61	20,420.44	21,972.854108
2/28/2023	1,586.47	19,993.65	21,436.716468
3/31/2023	1,462.96	20,607.45	22,223.443962
4/30/2023	1,499.49	20,370.47	22,570.129688
5/31/2023	1,431.12	20,896.03	22,667.181246
6/30/2023	1,136.35	23,464.15	24,165.481926
7/31/2023	1,088.17	23,996.78	24,941.193896
8/31/2023	1,127.12	23,593.64	24,544.628913
9/30/2023	1,263.3	22,279.47	23,373.850114
10/31/2023	1,410.75	21,056.33	22,882.999262
11/30/2023	1,147.43	23,366.21	24,972.217094
12/31/2023	1,022.62	24,805.57	26,105.95575
1/31/2024	1,122.27	23,714.12	26,544.535807
2/29/2024	963.93	25,601.77	27,962.014019
3/31/2024	970.14	25,581.29	28,862.39087
4/30/2024	1,067.52	24,394.31	27,684.805323
5/31/2024	1,069.56	24,460.18	29,057.971667
6/30/2024	997.76	25,409.23	30,101.15285
7/31/2024	943.2	26,133.4	30,468.386914
8/31/2024	940.33	26,086.36	31,208.768717
9/30/2024	819.77	28,003.7	31,876.636367
10/31/2024	852.38	27,522.04	31,586.558976
11/30/2024	670.02	31,050.37	33,440.689988
12/31/2024	653.28	31,404.34	32,644.801566
1/31/2025	611.62	32,516.05	33,552.32705
2/28/2025	708.26	30,236.68	33,116.146798
3/31/2025	832.43	27,724.01	31,251.707733
4/30/2025	781.21	27,704.6	31,039.196121
5/31/2025	660.83	30,056.72	32,991.561557
6/30/2025	638.66	30,597.74	34,670.83204
7/31/2025	618.99	31,163.8	35,447.458678
8/31/2025	566.02	32,616.04	36,167.042089
9/30/2025	529.35	33,796.74	37,487.139125
10/31/2025	527.81	33,823.77	38,364.338181
11/30/2025	541.17	33,357.01	38,460.249026
12/31/2025	531.82	33,743.95	38,483.325176
1/31/2026	517.05	34,243.36	39,041.333391
2/28/2026	556.91	33,034.57	38,744.619257
3/31/2026	633.12	30,864.2	36,815.137218
4/30/2026	535.46	33,515.43	40,677.045112
5/31/2026	514.03	34,246.07	42,816.657685

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort Consumer Discretionary	-22.22%	-16.78%	-25.68%
S&P Consumer Discretionary Select Sector Index	13.95%	7.91%	13.10%
S&P 500® Index	29.78%	14.14%	15.64%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "S&P Consumer Discretionary Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by SP Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Consumer Discretionary Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$5,929,695
  Number of Portfolio Holdings5
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
S&P Consumer Discretionary Select Sector Index Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Consumer Discretionary	100.0%

Holdings

The UltraShort Consumer Discretionary primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

UltraShort Consumer Discretionary - SCC

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SCC526

UltraShort Consumer Staples

SZK - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about UltraShort Consumer Staples (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SZK	$95	0.95%

How Did the Fund Perform Last Year?

UltraShort Consumer Staples (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Consumer Staples Select Sector Index (the "Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of 0.82% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 2.91% and a volatility of 12.53%. The Index performance was driven by modest gains in consumer staples shares, with defensive earnings characteristics offset by lagging performance relative to higher-growth sectors. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	UltraShort Consumer Staples : $1,670	S&P Consumer Staples Select Sector Index : $20,783	S&P 500® Index : $42,817
5/31/2016	10,000	10,000	10,000
6/30/2016	9,329.01	10,523	10,026
7/31/2016	9,052.1	10,437.76	10,395.9594
8/31/2016	9,092.74	10,387.66	10,410.513743
9/30/2016	9,345.8	10,221.46	10,412.595846
10/31/2016	9,640.09	10,141.73	10,223.086602
11/30/2016	10,166.76	9,710.71	10,601.340806
12/31/2016	9,610.78	10,008.83	10,811.247354
1/31/2017	9,069.92	10,175.98	11,016.661053
2/28/2017	8,331.17	10,668.49	11,454.022497
3/31/2017	8,232.6	10,626.89	11,467.767324
4/30/2017	8,179.95	10,739.53	11,585.885328
5/31/2017	7,731.52	11,031.65	11,749.246311
6/30/2017	7,743.47	10,780.12	11,822.091638
7/31/2017	7,721.79	10,852.35	12,065.626726
8/31/2017	7,833.36	10,738.4	12,103.030169
9/30/2017	7,793.33	10,661.08	12,352.35259
10/31/2017	7,798.38	10,486.24	12,640.162405
11/30/2017	7,282.91	11,071.37	13,028.215391
12/31/2017	7,008.81	11,317.16	13,172.828582
1/31/2018	6,754.17	11,508.42	13,927.63166
2/28/2018	7,621.71	10,632.63	13,413.702052
3/31/2018	7,793.53	10,534.81	13,072.994019
4/30/2018	8,398.79	10,100.77	13,122.671397
5/31/2018	8,345.46	9,942.19	13,438.927777
6/30/2018	7,703.67	10,389.59	13,522.24913
7/31/2018	7,470.69	10,807.25	14,025.276797
8/31/2018	7,632.42	10,862.37	14,482.500821
9/30/2018	7,541.8	10,960.13	14,565.051075
10/31/2018	7,806.75	11,189.2	13,568.801582
11/30/2018	7,647.96	11,462.21	13,845.605134
12/31/2018	9,185.65	10,415.71	12,595.346991
1/31/2019	7,963.24	10,943.79	13,604.234285
2/28/2019	7,659.43	11,147.35	14,040.930205
3/31/2019	7,243.17	11,577.63	14,313.324251
4/30/2019	6,800.06	11,911.07	14,893.013883
5/31/2019	7,808.44	11,479.89	13,947.307502
6/30/2019	6,925.02	12,087.17	14,930.59268
7/31/2019	6,632.54	12,371.22	15,145.593215
8/31/2019	6,701.35	12,635.97	14,906.292842
9/30/2019	6,301.4	12,855.83	15,185.040518
10/31/2019	6,247.77	12,800.55	15,514.555898
11/30/2019	6,047.62	12,975.92	16,077.734277
12/31/2019	5,615.41	13,299.02	16,563.281852
1/31/2020	5,516	13,342.91	16,556.656539
2/29/2020	6,479.08	12,236.78	15,194.043706
3/31/2020	6,952.8	11,573.55	13,317.579308
4/30/2020	5,540.76	12,382.54	15,024.892976
5/31/2020	5,012.44	12,590.56	15,740.077881
6/30/2020	4,651.81	12,562.86	16,053.305431
7/31/2020	3,909.26	13,423.42	16,958.711857
8/31/2020	3,153.21	14,048.95	18,178.04324
9/30/2020	3,260.69	13,817.14	17,487.277597
10/31/2020	3,444.66	13,406.78	17,022.116013
11/30/2020	2,684.34	14,417.65	18,886.037716
12/31/2020	2,341.41	14,667.07	19,611.261564
1/31/2021	2,351.16	13,935.18	19,413.187823
2/28/2021	2,440.76	13,761	19,948.991807
3/31/2021	2,168.68	14,903.16	20,822.757648
4/30/2021	2,037	15,205.69	21,934.692906
5/31/2021	2,034.1	15,474.83	22,088.235756
6/30/2021	1,965.15	15,395.91	22,602.89165
7/31/2021	1,904.73	15,725.38	23,140.840471
8/31/2021	1,893.94	15,909.37	23,844.322021
9/30/2021	2,005.76	15,244.36	22,735.561047
10/31/2021	1,574.62	15,782.48	24,329.323877
11/30/2021	1,587.61	15,558.37	24,161.451542
12/31/2021	1,455.08	17,206	25,243.884571
1/31/2022	1,596.51	16,958.24	23,938.775739
2/28/2022	1,706.78	16,734.39	23,223.006344
3/31/2022	1,571.81	16,988.75	24,084.579879
4/30/2022	1,709.95	17,413.47	21,984.404514
5/31/2022	1,812.73	16,696.04	22,023.976442
6/30/2022	2,035.89	16,303.68	20,206.998386
7/31/2022	1,674.88	16,831.92	22,070.083637
8/31/2022	1,788.73	16,522.21	21,169.624224
9/30/2022	2,127.16	15,170.69	19,219.901833
10/31/2022	1,943.08	16,540.61	20,776.713882
11/30/2022	1,826.02	17,567.78	21,938.132188
12/31/2022	2,138.65	17,086.42	20,674.495774
1/31/2023	1,900.39	16,898.47	21,972.854108
2/28/2023	1,894.69	16,509.81	21,436.716468
3/31/2023	1,866.07	17,209.82	22,223.443962
4/30/2023	1,751.68	17,837.98	22,570.129688
5/31/2023	2,008.36	16,732.03	22,667.181246
6/30/2023	1,917.21	17,207.22	24,165.481926
7/31/2023	1,854.14	17,572.01	24,941.193896
8/31/2023	2,029.92	16,879.67	24,544.628913
9/30/2023	2,257.23	16,072.82	23,373.850114
10/31/2023	2,336.16	15,851.02	22,882.999262
11/30/2023	2,175.18	16,510.42	24,972.217094
12/31/2023	2,076.86	16,954.55	26,105.95575
1/31/2024	2,043.46	17,174.96	26,544.535807
2/29/2024	1,976.22	17,544.22	27,962.014019
3/31/2024	1,870	18,123.18	28,862.39087
4/30/2024	1,931.11	17,922.01	27,684.805323
5/31/2024	1,859.07	18,348.56	29,057.971667
6/30/2024	1,884.06	18,313.7	30,101.15285
7/31/2024	1,841.43	18,617.7	30,468.386914
8/31/2024	1,655.39	19,736.63	31,208.768717
9/30/2024	1,632.15	19,971.49	31,876.636367
10/31/2024	1,768.31	19,274.49	31,586.558976
11/30/2024	1,653.59	20,008.85	33,440.689988
12/31/2024	1,838.86	19,048.42	32,644.801566
1/31/2025	1,828.43	19,155.09	33,552.32705
2/28/2025	1,662.56	20,130.09	33,116.146798
3/31/2025	1,707.38	19,900.6	31,251.707733
4/30/2025	1,685.68	19,958.32	31,039.196121
5/31/2025	1,656.96	20,195.82	32,991.561557
6/30/2025	1,722.68	19,874.71	34,670.83204
7/31/2025	1,789.87	19,578.57	35,447.458678
8/31/2025	1,760.2	19,821.35	36,167.042089
9/30/2025	1,857.64	19,371.4	37,487.139125
10/31/2025	1,974.2	18,852.25	38,364.338181
11/30/2025	1,833.6	19,606.34	38,460.249026
12/31/2025	1,897.08	19,355.38	38,483.325176
1/31/2026	1,648.64	20,799.29	39,041.333391
2/28/2026	1,420.91	22,427.87	38,744.619257
3/31/2026	1,699.4	20,539.45	36,815.137218
4/30/2026	1,610.44	21,120.71	40,677.045112
5/31/2026	1,670.49	20,782.78	42,816.657685

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort Consumer Staples	0.82%	-3.86%	-16.38%
S&P Consumer Staples Select Sector Index	2.91%	6.07%	7.59%
S&P 500® Index	29.78%	14.14%	15.64%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "S&P Consumer Staples Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Consumer Staples Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$4,846,663
  Number of Portfolio Holdings5
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
S&P Consumer Staples Select Sector Index Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Consumer Staples	100.0%

Holdings

The UltraShort Consumer Staples primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

UltraShort Consumer Staples - SZK

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SZK526

UltraShort Dow30℠

DXD - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about UltraShort Dow30℠ (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DXD	$81	0.95%

How Did the Fund Perform Last Year?

UltraShort Dow30 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones Industrial Average (the “Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of -28.77% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 22.71% and a volatility of 12.09%. The Index performance was driven by strength in large-cap U.S. equities, resilient corporate earnings, improved investor risk appetite and easing concerns regarding tariffs and macroeconomic uncertainty. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	UltraShort Dow30℠ : $583	Dow Jones Industrial Average℠ Index : $35,433	S&P 500® Index : $42,817
5/31/2016	10,000	10,000	10,000
6/30/2016	9,742.23	10,095	10,026
7/31/2016	9,182.29	10,391.793	10,395.9594
8/31/2016	9,127.87	10,418.811662	10,410.513743
9/30/2016	9,165.34	10,376.094534	10,412.595846
10/31/2016	9,306.3	10,294.123387	10,223.086602
11/30/2016	8,280.66	10,899.417842	10,601.340806
12/31/2016	7,732.41	11,274.357816	10,811.247354
1/31/2017	7,637.29	11,344.258835	11,016.661053
2/28/2017	6,904.43	11,930.757016	11,454.022497
3/31/2017	6,985.54	11,859.172474	11,467.767324
4/30/2017	6,786.42	12,031.130475	11,585.885328
5/31/2017	6,692.97	12,116.551501	11,749.246311
6/30/2017	6,472.39	12,327.379498	11,822.091638
7/31/2017	6,146.79	12,657.753268	12,065.626726
8/31/2017	6,074.76	12,740.028664	12,103.030169
9/30/2017	5,827.27	13,015.213284	12,352.35259
10/31/2017	5,348.32	13,593.088753	12,640.162405
11/30/2017	4,925.8	14,169.435716	13,028.215391
12/31/2017	4,751.02	14,441.488882	13,172.828582
1/31/2018	4,239.67	15,290.648428	13,927.63166
2/28/2018	4,517.66	14,685.138751	13,413.702052
3/31/2018	4,826.51	14,157.94227	13,072.994019
4/30/2018	4,775.49	14,206.079273	13,122.671397
5/31/2018	4,647.03	14,406.384991	13,438.927777
6/30/2018	4,700.77	14,335.793705	13,522.24913
7/31/2018	4,287.01	15,028.212541	14,025.276797
8/31/2018	4,088.58	15,412.934782	14,482.500821
9/30/2018	3,944.32	15,716.569597	14,565.051075
10/31/2018	4,339.92	14,933.884431	13,568.801582
11/30/2018	4,146.8	15,248.989392	13,845.605134
12/31/2018	4,884.66	13,939.101204	12,595.346991
1/31/2019	4,228.89	14,955.261681	13,604.234285
2/28/2019	3,917.76	15,557.958727	14,040.930205
3/31/2019	3,916.19	15,584.407257	14,313.324251
4/30/2019	3,730.98	15,998.95249	14,893.013883
5/31/2019	4,254.94	14,987.818693	13,947.307502
6/30/2019	3,702.86	16,083.428239	14,930.59268
7/31/2019	3,635.38	16,263.562635	15,145.593215
8/31/2019	3,707.95	16,048.883608	14,906.292842
9/30/2019	3,568.68	16,377.885722	15,185.040518
10/31/2019	3,529.08	16,474.515248	15,514.555898
11/30/2019	3,263.71	17,151.617825	16,077.734277
12/31/2019	3,151.94	17,472.353078	16,563.281852
1/31/2020	3,208.84	17,316.849136	16,556.656539
2/29/2020	3,892.57	15,628.456345	15,194.043706
3/31/2020	4,053.19	13,499.860591	13,317.579308
4/30/2020	3,129.12	15,014.544949	15,024.892976
5/31/2020	2,808.6	15,714.222744	15,740.077881
6/30/2020	2,627.97	16,000.221598	16,053.305431
7/31/2020	2,484.34	16,401.82716	16,958.711857
8/31/2020	2,125.19	17,700.851871	18,178.04324
9/30/2020	2,194.99	17,314.9733	17,487.277597
10/31/2020	2,383.81	16,532.336507	17,022.116013
11/30/2020	1,873.86	18,539.362159	18,886.037716
12/31/2020	1,748.99	19,171.554408	19,611.261564
1/31/2021	1,810.39	18,797.709098	19,413.187823
2/28/2021	1,685.28	19,442.47052	19,948.991807
3/31/2021	1,469.29	20,760.670021	20,822.757648
4/30/2021	1,387.09	21,337.816647	21,934.692906
5/31/2021	1,322.1	21,809.382395	22,088.235756
6/30/2021	1,317.14	21,813.744272	22,602.89165
7/31/2021	1,277.25	22,106.048445	23,140.840471
8/31/2021	1,236.79	22,437.639172	23,844.322021
9/30/2021	1,340.88	21,495.258326	22,735.561047
10/31/2021	1,190.76	22,769.927145	24,329.323877
11/30/2021	1,273.32	21,972.979695	24,161.451542
12/31/2021	1,135.85	23,188.085472	25,243.884571
1/31/2022	1,208.82	22,436.791503	23,938.775739
2/28/2022	1,282.67	21,698.621063	23,223.006344
3/31/2022	1,209.13	22,238.916727	24,084.579879
4/30/2022	1,322.48	21,167.000941	21,984.404514
5/31/2022	1,295.59	21,236.852044	22,023.976442
6/30/2022	1,467.36	19,843.71455	20,206.998386
7/31/2022	1,282.19	21,197.055882	22,070.083637
8/31/2022	1,379.99	20,408.525403	21,169.624224
9/30/2022	1,647.78	18,620.738578	19,219.901833
10/31/2022	1,254.73	21,240.676496	20,776.713882
11/30/2022	1,113.39	22,523.613356	21,938.132188
12/31/2022	1,215.07	21,602.39757	20,674.495774
1/31/2023	1,151.65	22,235.347819	21,972.854108
2/28/2023	1,255.53	21,359.275115	21,436.716468
3/31/2023	1,210.08	21,803.548037	22,223.443962
4/30/2023	1,158.54	22,363.899222	22,570.129688
5/31/2023	1,245.2	21,654.963616	22,667.181246
6/30/2023	1,146.27	22,668.415914	24,165.481926
7/31/2023	1,080.46	23,448.209421	24,941.193896
8/31/2023	1,136.62	22,976.900412	24,544.628913
9/30/2023	1,229.75	22,191.090418	23,373.850114
10/31/2023	1,271.69	21,911.482678	22,882.999262
11/30/2023	1,076.91	23,916.383343	24,972.217094
12/31/2023	986.76	25,095.461042	26,105.95575
1/31/2024	970.73	25,424.211582	26,544.535807
2/29/2024	932.64	26,059.816871	27,962.014019
3/31/2024	900.76	26,635.738824	28,862.39087
4/30/2024	1,004.69	25,325.260474	27,684.805323
5/31/2024	964.49	25,978.652194	29,057.971667
6/30/2024	951.59	26,298.189616	30,101.15285
7/31/2024	879.01	27,484.237968	30,468.386914
8/31/2024	850.78	28,042.167999	31,208.768717
9/30/2024	825.74	28,591.794491	31,876.636367
10/31/2024	854.45	28,231.537881	31,586.558976
11/30/2024	739.6	30,416.658913	33,440.689988
12/31/2024	828.34	28,856.284311	32,644.801566
1/31/2025	760.02	30,235.614701	33,552.32705
2/28/2025	787.12	29,815.339656	33,116.146798
3/31/2025	857.5	28,604.836866	31,251.707733
4/30/2025	883.92	27,723.807891	31,039.196121
5/31/2025	818.72	28,877.118299	32,991.561557
6/30/2025	755.43	30,167.925487	34,670.83204
7/31/2025	759.21	30,216.194168	35,447.458678
8/31/2025	715.16	31,249.588008	36,167.042089
9/30/2025	693.13	31,874.579769	37,487.139125
10/31/2025	663.32	32,700.131385	38,364.338181
11/30/2025	660	32,857.092015	38,460.249026
12/31/2025	653.04	33,159.377262	38,483.325176
1/31/2026	633.47	33,756.246052	39,041.333391
2/28/2026	631.51	33,860.890415	38,744.619257
3/31/2026	703.75	32,100.124114	36,815.137218
4/30/2026	614.08	34,424.173099	40,677.045112
5/31/2026	583.17	35,432.801371	42,816.657685

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort Dow30℠	-28.77%	-15.10%	-24.74%
Dow Jones Industrial Average℠ Index	22.71%	10.18%	13.48%
S&P 500® Index	29.78%	14.14%	15.64%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"The Dow 30SM" and "Dow Jones Industrial AverageSM" are products of "Dow Jones Indexes," the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones®," "DJ," "Dow Jones Indexes," "The Dow 30" and "Dow Jones Industrial Average" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProShares. ProShares have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProShares based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$46,623,620
  Number of Portfolio Holdings10
  Net Investment Advisory Fees$320,074
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Dow Jones Industrial Average℠ Short Swaps	(184)%
DJIA CBOT E-Mini Index Futures	(16)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Financials	27.2%
Information Technology	19.1%
Industrials	18.1%
Health Care	12.8%
Consumer Discretionary	11.0%
Consumer Staples	4.1%
Materials	3.7%
Energy	2.2%
Communication Services	1.8%

Holdings

The UltraShort Dow30℠ primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

UltraShort Dow30℠ - DXD

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

DXD526

UltraShort Energy

DUG - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about UltraShort Energy (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DUG	$71	0.95%

How Did the Fund Perform Last Year?

UltraShort Energy (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Energy Select Sector Index (the “Index"). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of -51.56% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 42.48% and a volatility of 20.52%. The Index performance was driven by strength in energy equities, supported by elevated energy prices during portions of the period, capital discipline and continued capital returns to shareholders. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	UltraShort Energy : $218	S&P Energy Select Sector Index : $25,479	S&P 500® Index : $42,817
5/31/2016	10,000	10,000	10,000
6/30/2016	9,269.81	10,274	10,026
7/31/2016	9,588.93	10,146.6	10,395.9594
8/31/2016	9,254.89	10,320.11	10,410.513743
9/30/2016	8,531.79	10,698.86	10,412.595846
10/31/2016	9,110.93	10,395.01	10,223.086602
11/30/2016	7,522.03	11,287.94	10,601.340806
12/31/2016	7,246.75	11,475.32	10,811.247354
1/31/2017	7,720.44	11,105.82	11,016.661053
2/28/2017	8,064.96	10,881.48	11,454.022497
3/31/2017	8,183.42	10,724.78	11,467.767324
4/30/2017	8,724.81	10,403.04	11,585.885328
5/31/2017	9,367.15	10,035.81	11,749.246311
6/30/2017	9,385.41	10,017.75	11,822.091638
7/31/2017	8,913.47	10,286.23	12,065.626726
8/31/2017	9,934.74	9,731.8	12,103.030169
9/30/2017	8,172.37	10,718.6	12,352.35259
10/31/2017	8,300.74	10,637.14	12,640.162405
11/30/2017	7,946.36	10,827.55	13,028.215391
12/31/2017	7,172.58	11,375.42	13,172.828582
1/31/2018	6,686.82	11,802	13,927.63166
2/28/2018	8,213.59	10,527.38	13,413.702052
3/31/2018	7,820.01	10,709.51	13,072.994019
4/30/2018	6,470.35	11,721.55	13,122.671397
5/31/2018	6,004.96	12,074.37	13,438.927777
6/30/2018	5,887.39	12,150.44	13,522.24913
7/31/2018	5,731.77	12,326.62	14,025.276797
8/31/2018	6,078.12	11,909.98	14,482.500821
9/30/2018	5,764.8	12,205.35	14,565.051075
10/31/2018	7,273.23	10,823.7	13,568.801582
11/30/2018	7,542.53	10,650.53	13,845.605134
12/31/2018	9,729.76	9,317.08	12,595.346991
1/31/2019	7,765.42	10,368.05	13,604.234285
2/28/2019	7,429.43	10,610.66	14,040.930205
3/31/2019	7,064.67	10,838.79	14,313.324251
4/30/2019	7,071.25	10,852.88	14,893.013883
5/31/2019	8,956.27	9,643.87	13,947.307502
6/30/2019	7,506.06	10,540.75	14,930.59268
7/31/2019	7,838.18	10,359.45	15,145.593215
8/31/2019	9,209.2	9,517.22	14,906.292842
9/30/2019	8,457.46	9,886.49	15,185.040518
10/31/2019	8,793.2	9,673.93	15,514.555898
11/30/2019	8,473.54	9,834.52	16,077.734277
12/31/2019	7,463.65	10,444.26	16,563.281852
1/31/2020	9,416.68	9,290.17	16,556.656539
2/29/2020	12,585.83	7,953.31	15,194.043706
3/31/2020	18,922.23	5,145	13,317.579308
4/30/2020	9,672.09	6,732.23	15,024.892976
5/31/2020	8,724.21	6,873.61	15,740.077881
6/30/2020	8,063.7	6,798.69	16,053.305431
7/31/2020	8,482.07	6,464.87	16,958.711857
8/31/2020	8,441.75	6,400.87	18,178.04324
9/30/2020	11,236.89	5,468.26	17,487.277597
10/31/2020	11,664.72	5,234.77	17,022.116013
11/30/2020	6,322.78	6,715.16	18,886.037716
12/31/2020	5,631.52	7,016	19,611.261564
1/31/2021	5,047.13	7,281.2	19,413.187823
2/28/2021	3,304.72	8,919.47	19,948.991807
3/31/2021	3,028.91	9,170.11	20,822.757648
4/30/2021	2,927.12	9,233.38	21,934.692906
5/31/2021	2,558.15	9,768.92	22,088.235756
6/30/2021	2,272.32	10,188.98	22,602.89165
7/31/2021	2,630.79	9,337.18	23,140.840471
8/31/2021	2,664.12	9,157.91	23,844.322021
9/30/2021	2,177.36	9,979.37	22,735.561047
10/31/2021	1,756.52	11,006.25	24,329.323877
11/30/2021	1,905.37	10,443.83	24,161.451542
12/31/2021	1,792.57	10,765.5	25,243.884571
1/31/2022	1,276.29	12,790.49	23,938.775739
2/28/2022	1,088.85	13,707.57	23,223.006344
3/31/2022	880.59	14,972.78	24,084.579879
4/30/2022	894.32	14,743.7	21,984.404514
5/31/2022	646.47	17,073.2	22,023.976442
6/30/2022	872.28	14,186.12	20,206.998386
7/31/2022	695.14	15,538.06	22,070.083637
8/31/2022	637.3	15,948.27	21,169.624224
9/30/2022	747.48	14,420.42	19,219.901833
10/31/2022	475.84	18,021.2	20,776.713882
11/30/2022	452.81	18,269.89	21,938.132188
12/31/2022	484.54	17,716.32	20,674.495774
1/31/2023	454.51	18,192.88	21,972.854108
2/28/2023	520.21	16,946.67	21,436.716468
3/31/2023	515.28	16,943.28	22,223.443962
4/30/2023	485.57	17,416	22,570.129688
5/31/2023	596.28	15,669.18	22,667.181246
6/30/2023	521.61	16,750.35	24,165.481926
7/31/2023	448.22	18,061.9	24,941.193896
8/31/2023	436.55	18,359.92	24,544.628913
9/30/2023	415.91	18,806.07	23,373.850114
10/31/2023	465.97	17,726.6	22,882.999262
11/30/2023	474.01	17,593.65	24,972.217094
12/31/2023	473.89	17,611.24	26,105.95575
1/31/2024	479.07	17,523.19	26,544.535807
2/29/2024	452.25	18,085.68	27,962.014019
3/31/2024	372.9	19,997.34	28,862.39087
4/30/2024	382.07	19,819.36	27,684.805323
5/31/2024	387.4	19,736.12	29,057.971667
6/30/2024	399.17	19,473.63	30,101.15285
7/31/2024	384.49	19,907.89	30,468.386914
8/31/2024	401.81	19,483.85	31,208.768717
9/30/2024	426.91	18,912.98	31,876.636367
10/31/2024	419.94	19,086.98	31,586.558976
11/30/2024	362.73	20,562.4	33,440.689988
12/31/2024	444.09	18,604.86	32,644.801566
1/31/2025	424.62	19,051.38	33,552.32705
2/28/2025	394.11	19,775.33	33,116.146798
3/31/2025	367.78	20,461.53	31,251.707733
4/30/2025	460.6	17,633.75	31,039.196121
5/31/2025	449.61	17,880.62	32,991.561557
6/30/2025	409.92	18,729.95	34,670.83204
7/31/2025	388.63	19,256.26	35,447.458678
8/31/2025	364.19	19,953.34	36,167.042089
9/30/2025	366.59	19,905.45	37,487.139125
10/31/2025	378	19,630.76	38,364.338181
11/30/2025	359.11	20,158.82	38,460.249026
12/31/2025	361.16	20,102.38	38,483.325176
1/31/2026	275.88	22,926.76	39,041.333391
2/28/2026	228.35	25,130.03	38,744.619257
3/31/2026	187.52	27,713.39	36,815.137218
4/30/2026	196.1	26,984.53	40,677.045112
5/31/2026	217.78	25,478.79	42,816.657685

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort Energy	-51.56%	-38.90%	-31.80%
S&P Energy Select Sector Index	42.48%	21.12%	9.79%
S&P 500® Index	29.78%	14.14%	15.64%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "S&P Energy Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Energy Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$29,506,279
  Number of Portfolio Holdings7
  Net Investment Advisory Fees$38,772
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
S&P Energy Select Sector Index Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Energy	100.0%

Holdings

The UltraShort Energy primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

UltraShort Energy - DUG

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

DUG526

UltraShort Financials

SKF - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about UltraShort Financials (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SKF	$94	0.95%

How Did the Fund Perform Last Year?

UltraShort Financials (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Financial Select Sector Index (the “Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of -1.07% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 2.88% and a volatility of 14.32%. The Index performance was driven by modest gains in financial shares, supported by resilient credit conditions and earnings, partially offset by uncertainty regarding interest rates and the yield curve. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	UltraShort Financials : $491	S&P Financial Select Sector Index : $32,605	S&P 500® Index : $42,817
5/31/2016	10,000	10,000	10,000
6/30/2016	10,414.08	9,679	10,026
7/31/2016	9,631.26	10,022.6	10,395.9594
8/31/2016	9,008.36	10,406.47	10,410.513743
9/30/2016	9,307.39	10,123.41	10,412.595846
10/31/2016	9,242.23	10,356.25	10,223.086602
11/30/2016	7,745.67	11,799.91	10,601.340806
12/31/2016	7,161.59	12,260.11	10,811.247354
1/31/2017	7,061.34	12,288.31	11,016.661053
2/28/2017	6,412.73	12,927.3	11,454.022497
3/31/2017	6,684.15	12,569.22	11,467.767324
4/30/2017	6,703.8	12,463.63	11,585.885328
5/31/2017	6,787.9	12,312.82	11,749.246311
6/30/2017	6,178.22	13,104.54	11,822.091638
7/31/2017	5,949.07	13,329.94	12,065.626726
8/31/2017	6,053.73	13,115.32	12,103.030169
9/30/2017	5,610.93	13,789.45	12,352.35259
10/31/2017	5,357.27	14,193.48	12,640.162405
11/30/2017	5,025.19	14,690.25	13,028.215391
12/31/2017	4,900.75	14,978.18	13,172.828582
1/31/2018	4,478.65	15,948.77	13,927.63166
2/28/2018	4,705.32	15,505.39	13,413.702052
3/31/2018	4,876.64	14,837.11	13,072.994019
4/30/2018	4,865.58	14,782.21	13,122.671397
5/31/2018	4,805.08	14,649.17	13,438.927777
6/30/2018	4,856.47	14,367.91	13,522.24913
7/31/2018	4,500.4	15,125.1	14,025.276797
8/31/2018	4,317.13	15,335.34	14,482.500821
9/30/2018	4,498.11	14,994.89	14,565.051075
10/31/2018	4,952.59	14,285.64	13,568.801582
11/30/2018	4,639.24	14,685.63	13,845.605134
12/31/2018	5,668.03	13,029.09	12,595.346991
1/31/2019	4,742.45	14,180.87	13,604.234285
2/28/2019	4,495.27	14,524.04	14,040.930205
3/31/2019	4,553.3	14,144.97	14,313.324251
4/30/2019	4,012.13	15,418.01	14,893.013883
5/31/2019	4,447.37	14,312.54	13,947.307502
6/30/2019	3,997.4	15,277.21	14,930.59268
7/31/2019	3,823.7	15,651.5	15,145.593215
8/31/2019	3,973	14,892.4	14,906.292842
9/30/2019	3,756.15	15,583.41	15,185.040518
10/31/2019	3,613.82	15,958.97	15,514.555898
11/30/2019	3,380.9	16,763.3	16,077.734277
12/31/2019	3,246.78	17,214.23	16,563.281852
1/31/2020	3,290	16,770.1	16,556.656539
2/29/2020	4,004.41	14,893.53	15,194.043706
3/31/2020	4,613.45	11,719.72	13,317.579308
4/30/2020	3,526.06	12,842.47	15,024.892976
5/31/2020	3,179.74	13,191.78	15,740.077881
6/30/2020	3,020.78	13,149.57	16,053.305431
7/31/2020	2,805.45	13,645.31	16,958.711857
8/31/2020	2,562.41	14,230.69	18,178.04324
9/30/2020	2,723.76	13,735.46	17,487.277597
10/31/2020	2,821.93	13,624.21	17,022.116013
11/30/2020	2,093.63	15,926.7	18,886.037716
12/31/2020	1,872.01	16,926.89	19,611.261564
1/31/2021	1,948.55	16,644.21	19,413.187823
2/28/2021	1,612.02	18,556.63	19,948.991807
3/31/2021	1,445.35	19,632.92	20,822.757648
4/30/2021	1,250.42	20,922.8	21,934.692906
5/31/2021	1,177.8	21,925	22,088.235756
6/30/2021	1,201.84	21,276.02	22,602.89165
7/31/2021	1,157.15	21,182.41	23,140.840471
8/31/2021	1,085.65	22,271.19	23,844.322021
9/30/2021	1,139.11	21,859.17	22,735.561047
10/31/2021	999.41	23,454.89	24,329.323877
11/30/2021	1,097.14	22,122.65	24,161.451542
12/31/2021	980	22,859.33	25,243.884571
1/31/2022	1,003.27	22,873.05	23,938.775739
2/28/2022	1,041.61	22,564.26	23,223.006344
3/31/2022	998.3	22,521.39	24,084.579879
4/30/2022	1,162.62	20,298.53	21,984.404514
5/31/2022	1,116.82	20,852.68	22,023.976442
6/30/2022	1,351.11	18,579.74	20,206.998386
7/31/2022	1,152.5	19,919.34	22,070.083637
8/31/2022	1,226.3	19,518.96	21,169.624224
9/30/2022	1,472.96	18,004.29	19,219.901833
10/31/2022	1,183.38	20,163	20,776.713882
11/30/2022	1,032.72	21,582.48	21,938.132188
12/31/2022	1,151.8	20,453.71	20,674.495774
1/31/2023	983.86	21,858.88	21,972.854108
2/28/2023	1,053.43	21,356.13	21,436.716468
3/31/2023	1,203.08	19,316.62	22,223.443962
4/30/2023	1,136.1	19,930.89	22,570.129688
5/31/2023	1,244.99	19,069.87	22,667.181246
6/30/2023	1,100.89	20,345.65	24,165.481926
7/31/2023	1,008.02	21,332.41	24,941.193896
8/31/2023	1,072.51	20,767.1	24,544.628913
9/30/2023	1,150.54	20,115.02	23,373.850114
10/31/2023	1,214.65	19,618.17	22,882.999262
11/30/2023	993.5	21,760.48	24,972.217094
12/31/2023	900.02	22,935.55	26,105.95575
1/31/2024	853.89	23,635.08	26,544.535807
2/29/2024	793.37	24,618.3	27,962.014019
3/31/2024	730.33	25,795.05	28,862.39087
4/30/2024	802.07	24,716.82	27,684.805323
5/31/2024	761.1	25,497.87	29,057.971667
6/30/2024	782.21	25,270.94	30,101.15285
7/31/2024	696.24	26,903.44	30,468.386914
8/31/2024	640.12	28,116.79	31,208.768717
9/30/2024	652.2	27,964.96	31,876.636367
10/31/2024	622.55	28,717.22	31,586.558976
11/30/2024	509.48	31,669.35	33,440.689988
12/31/2024	572.67	29,949.7	32,644.801566
1/31/2025	506.58	31,914.4	33,552.32705
2/28/2025	495.07	32,364.39	33,116.146798
3/31/2025	538.42	31,005.09	31,251.707733
4/30/2025	538.49	30,360.18	31,039.196121
5/31/2025	496.11	31,702.1	32,991.561557
6/30/2025	468.26	32,713.4	34,670.83204
7/31/2025	471.79	32,697.04	35,447.458678
8/31/2025	446.28	33,717.19	36,167.042089
9/30/2025	447.8	33,764.4	37,487.139125
10/31/2025	475.66	32,805.49	38,364.338181
11/30/2025	460.16	33,415.67	38,460.249026
12/31/2025	435.53	34,441.53	38,483.325176
1/31/2026	458.07	33,611.49	39,041.333391
2/28/2026	492.52	32,361.14	38,744.619257
3/31/2026	530.16	31,218.79	36,815.137218
4/30/2026	477.61	32,954.56	40,677.045112
5/31/2026	490.83	32,605.24	42,816.657685

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort Financials	-1.07%	-16.06%	-26.02%
S&P Financial Select Sector Index	2.88%	8.26%	12.54%
S&P 500® Index	29.78%	14.14%	15.64%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "S&P Financials Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Financials Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$13,351,638
  Number of Portfolio Holdings10
  Net Investment Advisory Fees$19,096
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
S&P Financial Select Sector Index Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Financials	100.0%

Holdings

The UltraShort Financials primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

UltraShort Financials - SKF

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SKF526

UltraShort FTSE China 50

FXP - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about UltraShort FTSE China 50 (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FXP	$91	0.95%

How Did the Fund Perform Last Year?

UltraShort FTSE China 50 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the FTSE China 50 Index (the “Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of -7.48% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 2.27% and a volatility of 19.96%. The Index performance was driven by modest gains in Chinese equities, supported by policy support and improved investor sentiment, partially offset by concerns regarding economic growth and the property sector. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	UltraShort FTSE China 50 : $744	FTSE China 50 Index : $14,506	S&P Global 1200 Index : $36,913
5/31/2016	10,000	10,000	10,000
6/30/2016	9,299.53	10,280	9,924
7/31/2016	8,591.57	10,624.38	10,348.75
8/31/2016	7,805.22	11,254.405734	10,383.93
9/30/2016	7,319.84	11,371.451554	10,426.51
10/31/2016	7,707.65	11,216.799813	10,259.68
11/30/2016	7,330.31	11,340.18461	10,395.11
12/31/2016	8,202.47	10,889.979281	10,642.51
1/31/2017	7,315.67	11,415.965281	10,914.96
2/28/2017	6,722.7	11,831.506417	11,210.76
3/31/2017	6,576.41	11,898.946003	11,365.47
4/30/2017	6,542.98	11,941.782209	11,538.22
5/31/2017	5,995.18	12,480.356587	11,790.91
6/30/2017	6,044.87	12,420.450875	11,855.76
7/31/2017	5,239.16	13,302.302887	12,172.31
8/31/2017	4,808.63	13,801.139246	12,210.04
9/30/2017	4,824.51	13,675.548878	12,475
10/31/2017	4,396.26	14,337.445444	12,734.48
11/30/2017	4,314.46	14,450.711263	12,987.9
12/31/2017	4,119.66	14,765.736769	13,180.12
1/31/2018	3,122.59	16,832.939916	13,905.02
2/28/2018	3,757.34	15,358.37438	13,326.57
3/31/2018	3,692.53	14,902.230661	13,045.38
4/30/2018	3,707.89	15,271.805981	13,199.32
5/31/2018	3,722.11	15,001.495015	13,249.48
6/30/2018	4,241.38	14,059.401128	13,225.63
7/31/2018	4,064.26	14,036.906086	13,656.78
8/31/2018	4,239.74	13,831.967257	13,794.72
9/30/2018	4,131.96	13,995.184471	13,896.8
10/31/2018	4,800.55	12,752.41209	12,887.89
11/30/2018	4,120.89	13,555.814052	13,055.43
12/31/2018	4,632.74	13,021.714978	12,103.69
1/31/2019	3,765.46	14,086.891263	13,028.41
2/28/2019	3,668.02	14,464.419949	13,398.42
3/31/2019	3,539.54	14,571.456657	13,588.68
4/30/2019	3,497.59	14,752.142719	14,086.02
5/31/2019	4,206.77	13,334.461804	13,274.67
6/30/2019	3,654.01	14,281.208592	14,146.81
7/31/2019	3,955.23	13,924.178377	14,180.77
8/31/2019	4,314.74	13,113.791196	13,917
9/30/2019	4,153.61	13,424.588047	14,249.62
10/31/2019	3,876.51	13,867.599453	14,627.24
11/30/2019	3,894.11	13,685.9339	15,010.47
12/31/2019	3,293.12	14,912.193577	15,519.32
1/31/2020	3,894.49	13,717.726872	15,384.31
2/29/2020	3,683.47	13,773.969552	14,124.33
3/31/2020	3,805.25	12,902.077279	12,303.7
4/30/2020	3,500.15	13,535.569274	13,575.91
5/31/2020	3,338.67	13,298.696811	14,185.47
6/30/2020	3,126.72	13,800.057681	14,595.43
7/31/2020	2,743.6	14,404.500208	15,282.87
8/31/2020	2,403.78	15,278.85337	16,247.22
9/30/2020	2,603.39	14,430.877008	15,704.56
10/31/2020	2,336.92	15,285.184927	15,272.69
11/30/2020	2,018.63	16,347.505279	17,168.03
12/31/2020	1,991.47	16,574.735603	17,935.44
1/31/2021	1,721.66	17,416.732171	17,795.54
2/28/2021	1,712.5	17,209.473059	18,251.11
3/31/2021	1,837.3	16,309.417618	18,884.42
4/30/2021	1,850.64	16,389.333764	19,739.89
5/31/2021	1,834.94	16,281.164161	20,081.39
6/30/2021	1,794.82	16,473.281898	20,304.29
7/31/2021	2,255.32	14,405.88502	20,543.88
8/31/2021	2,168.32	14,624.854472	21,049.26
9/30/2021	2,351.76	13,887.761807	20,171.51
10/31/2021	2,151.79	14,525.210074	21,276.9
11/30/2021	2,354.61	13,653.697469	20,872.64
12/31/2021	2,459.16	13,260.470982	21,797.3
1/31/2022	2,224.05	13,283.013783	20,788.09
2/28/2022	2,596.28	12,600.266874	20,233.04
3/31/2022	2,455.8	11,887.091769	20,769.22
4/30/2022	2,532.33	11,561.385455	19,126.37
5/31/2022	2,285.85	11,705.902773	19,237.31
6/30/2022	1,930.52	12,278.321419	17,590.59
7/31/2022	2,365.73	11,111.880884	18,888.78
8/31/2022	2,358.76	11,128.548705	18,101.12
9/30/2022	3,166.87	9,471.507803	16,394.18
10/31/2022	4,546.78	7,634.0352892	17,508.99
11/30/2022	2,335.99	10,039.519809	18,913.21
12/31/2022	2,166.61	10,670.001653	18,128.31
1/31/2023	1,675.37	11,862.907838	19,428.11
2/28/2023	2,143.11	10,465.457294	18,876.35
3/31/2023	1,886.35	11,086.058912	19,521.92
4/30/2023	2,034.64	10,527.321543	19,857.7
5/31/2023	2,383.51	9,755.6688737	19,688.91
6/30/2023	2,127.68	10,237.598916	20,860.4
7/31/2023	1,669.14	11,361.687277	21,534.19
8/31/2023	2,033.09	10,333.454578	21,008.76
9/30/2023	2,159.32	10,128.852178	20,096.98
10/31/2023	2,316.54	9,631.5255359	19,558.38
11/30/2023	2,363.93	9,543.8786535	21,347.97
12/31/2023	2,443.28	9,290.0114813	22,366.27
1/31/2024	2,931.15	8,415.8214009	22,572.04
2/29/2024	2,478.24	9,213.6412697	23,571.98
3/31/2024	2,337.83	9,353.688617	24,378.14
4/30/2024	2,074.34	10,110.402026	23,532.22
5/31/2024	1,869.83	10,252.958695	24,609.99
6/30/2024	1,949.03	10,225.275706	25,161.26
7/31/2024	1,992.23	10,120.977894	25,586.48
8/31/2024	1,878.13	10,468.127436	26,228.7
9/30/2024	1,234.39	12,859.047742	26,758.52
10/31/2024	1,172.39	12,352.401261	26,239.41
11/30/2024	1,241.26	11,801.484165	27,247
12/31/2024	1,165.48	12,261.742047	26,609.42
1/31/2025	1,055.93	12,547.440637	27,487.53
2/28/2025	855.05	14,000.434263	27,407.82
3/31/2025	814.5	14,259.442297	26,286.84
4/30/2025	863.45	13,617.767393	26,457.7
5/31/2025	804.65	14,184.266517	28,037.23
6/30/2025	708.43	14,799.863684	29,290.49
7/31/2025	684.76	15,186.140126	29,662.48
8/31/2025	632.68	15,546.051647	30,451.5
9/30/2025	565.99	16,813.054856	31,572.12
10/31/2025	601.89	16,111.950469	32,282.49
11/30/2025	607.96	15,991.11084	32,366.42
12/31/2025	636.12	15,831.199732	32,728.93
1/31/2026	589.59	16,491.36076	33,678.07
2/28/2026	664.73	15,439.211944	34,125.98
3/31/2026	711.47	14,489.700409	31,819.07
4/30/2026	678.11	14,962.064643	35,048.7
5/31/2026	744.47	14,505.721671	36,913.29

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort FTSE China 50	-7.48%	-16.51%	-22.88%
FTSE China 50 Index	2.27%	-2.28%	3.79%
S&P Global 1200 Index	31.64%	12.94%	13.94%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"FTSE®" and "FTSE China 50" have been licensed for use by ProShares. FTSE is a trademark of the London Stock Exchange PLC and The Financial Times Limited and is used by the FTSE International Limited ("FTSE") under license. ProShares have not been passed on by FTSE or its affiliates as to their legality or suitability. ProShares based on the FTSE China 50 Index are not sponsored, endorsed or promoted by FTSE or its affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$6,308,937
  Number of Portfolio Holdings6
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
iShares® China Large-Cap ETF Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Financials	34.8%
Consumer Discretionary	25.5%
Communication Services	16.3%
Information Technology	5.4%
Energy	5.3%
Industrials	4.1%
Materials	3.9%
Health Care	2.3%
Real Estate	1.1%
Consumer Staples	0.9%
Other	0.4%

Holdings

The UltraShort FTSE China 50 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

UltraShort FTSE China 50 - FXP

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

FXP526

UltraShort FTSE Europe

EPV - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about UltraShort FTSE Europe (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EPV	$81	0.95%

How Did the Fund Perform Last Year?

UltraShort FTSE Europe (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the FTSE Developed Europe All Cap Index (the “Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of -28.98% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 20.42% and a volatility of 14.84%. The Index performance was driven by strength in European equities, supported by resilient earnings, improved investor risk appetite and gains in financials, industrials and other cyclical sectors. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	UltraShort FTSE Europe : $777	FTSE Developed Europe All Cap Index : $24,756	S&P Global 1200 Index : $36,913
5/31/2016	10,000	10,000	10,000
6/30/2016	10,248.57	9,504	9,924
7/31/2016	9,497.78	9,921.2256	10,348.75
8/31/2016	9,346.4	9,960.9105024	10,383.93
9/30/2016	9,123.91	10,052.550879	10,426.51
10/31/2016	9,775.58	9,700.7115983	10,259.68
11/30/2016	10,204.63	9,492.1462989	10,395.11
12/31/2016	9,230.82	9,983.8394772	10,642.51
1/31/2017	8,688.18	10,203.483946	10,914.96
2/28/2017	8,577.62	10,327.96645	11,210.76
3/31/2017	7,843.81	10,737.986718	11,365.47
4/30/2017	7,229.49	11,167.506187	11,538.22
5/31/2017	6,544.5	11,709.130237	11,790.91
6/30/2017	6,593.42	11,581.500717	11,855.76
7/31/2017	6,229.67	11,947.47614	12,172.31
8/31/2017	6,210.8	11,951.060383	12,210.04
9/30/2017	5,823.38	12,358.591542	12,475
10/31/2017	5,765.51	12,412.969344	12,734.48
11/30/2017	5,765.19	12,447.725659	12,987.9
12/31/2017	5,592.37	12,661.82654	13,180.12
1/31/2018	5,004.24	13,346.831356	13,905.02
2/28/2018	5,601.64	12,572.715137	13,326.57
3/31/2018	5,622.52	12,433.157999	13,045.38
4/30/2018	5,385.46	12,783.773055	13,199.32
5/31/2018	5,636.86	12,395.146354	13,249.48
6/30/2018	5,768.73	12,309.619844	13,225.63
7/31/2018	5,390.07	12,698.603831	13,656.78
8/31/2018	5,689.2	12,364.63055	13,794.72
9/30/2018	5,677.74	12,378.231644	13,896.8
10/31/2018	6,650.86	11,402.82699	12,887.89
11/30/2018	6,714.42	11,264.852784	13,055.43
12/31/2018	7,375.4	10,743.2901	12,103.69
1/31/2019	6,465.82	11,483.502788	13,028.41
2/28/2019	6,078.49	11,853.271577	13,398.42
3/31/2019	5,983.2	11,918.464571	13,588.68
4/30/2019	5,551.07	12,357.064067	14,086.02
5/31/2019	6,221.17	11,677.425544	13,274.67
6/30/2019	5,502.03	12,453.974342	14,146.81
7/31/2019	5,807.13	12,204.894855	14,180.77
8/31/2019	5,979.98	11,891.229058	13,917
9/30/2019	5,689	12,211.103119	14,249.62
10/31/2019	5,259.37	12,632.386177	14,627.24
11/30/2019	5,131.17	12,844.610265	15,010.47
12/31/2019	4,695.12	13,384.083896	15,519.32
1/31/2020	4,991.22	13,037.436123	15,384.31
2/29/2020	5,830.42	11,831.473282	14,124.33
3/31/2020	6,899.38	10,027.173606	12,303.7
4/30/2020	5,867.6	10,687.964347	13,575.91
5/31/2020	5,140.52	11,215.949785	14,185.47
6/30/2020	4,638.17	11,648.885447	14,595.43
7/31/2020	4,273.65	12,145.127967	15,282.87
8/31/2020	3,898.22	12,680.728111	16,247.22
9/30/2020	4,102.18	12,262.264083	15,704.56
10/31/2020	4,527.44	11,566.993709	15,272.69
11/30/2020	3,295.27	13,559.986726	17,168.03
12/31/2020	2,968.34	14,259.682041	17,935.44
1/31/2021	2,998.75	14,075.732142	17,795.54
2/28/2021	2,835.42	14,437.478458	18,251.11
3/31/2021	2,640.1	14,856.165334	18,884.42
4/30/2021	2,388.84	15,576.689352	19,739.89
5/31/2021	2,171.98	16,257.390677	20,081.39
6/30/2021	2,220.62	15,981.015036	20,304.29
7/31/2021	2,125.42	16,313.420148	20,543.88
8/31/2021	2,042.54	16,595.642317	21,049.26
9/30/2021	2,264.73	15,774.158022	20,171.51
10/31/2021	2,044.21	16,466.643559	21,276.9
11/30/2021	2,246.6	15,588.971458	20,872.64
12/31/2021	2,013.34	16,592.901219	21,797.3
1/31/2022	2,149.68	15,764.915449	20,788.09
2/28/2022	2,362.03	15,293.544477	20,233.04
3/31/2022	2,262.92	15,284.36835	20,769.22
4/30/2022	2,551.05	14,379.533744	19,126.37
5/31/2022	2,387.63	14,480.19048	19,237.31
6/30/2022	2,879.83	12,968.458594	17,590.59
7/31/2022	2,579.83	13,635.037366	18,888.78
8/31/2022	2,994.91	12,752.850448	18,101.12
9/30/2022	3,595.1	11,577.037637	16,394.18
10/31/2022	2,985.78	12,423.319088	17,508.99
11/30/2022	2,267.57	13,834.608136	18,913.21
12/31/2022	2,336.86	13,862.277353	18,128.31
1/31/2023	1,942.03	15,073.840393	19,428.11
2/28/2023	2,008.71	14,989.426887	18,876.35
3/31/2023	1,894.67	15,274.225998	19,521.92
4/30/2023	1,749.67	15,911.161222	19,857.7
5/31/2023	1,945.12	14,999.451684	19,688.91
6/30/2023	1,790.95	15,707.425803	20,860.4
7/31/2023	1,691.81	16,222.62937	21,534.19
8/31/2023	1,840.44	15,557.501566	21,008.76
9/30/2023	2,022.62	14,919.644001	20,096.98
10/31/2023	2,153.15	14,342.253779	19,558.38
11/30/2023	1,788.14	15,803.729439	21,347.97
12/31/2023	1,614.28	16,650.809337	22,366.27
1/31/2024	1,660.14	16,575.880695	22,572.04
2/29/2024	1,589.12	16,812.915788	23,571.98
3/31/2024	1,480.04	17,465.256921	24,378.14
4/30/2024	1,563.18	17,145.642719	23,532.22
5/31/2024	1,386.67	18,030.357884	24,609.99
6/30/2024	1,479.82	17,581.401972	25,161.26
7/31/2024	1,415.97	18,036.760283	25,586.48
8/31/2024	1,326.36	18,705.92409	26,228.7
9/30/2024	1,318.79	18,814.41845	26,758.52
10/31/2024	1,486.55	17,700.604877	26,239.41
11/30/2024	1,546.39	17,438.635925	27,247
12/31/2024	1,645.03	17,018.3648	26,609.42
1/31/2025	1,461.2	18,150.086059	27,487.53
2/28/2025	1,355.65	18,754.483924	27,407.82
3/31/2025	1,343.37	18,726.352199	26,286.84
4/30/2025	1,206	19,600.872846	26,457.7
5/31/2025	1,093.77	20,557.395441	28,037.23
6/30/2025	1,046.7	21,019.936839	29,290.49
7/31/2025	1,102.93	20,698.331805	29,662.48
8/31/2025	1,030.08	21,360.678423	30,451.5
9/30/2025	996.43	21,757.987041	31,572.12
10/31/2025	989.95	21,905.941353	32,282.49
11/30/2025	961.67	22,219.196315	32,366.42
12/31/2025	902.61	23,110.186087	32,728.93
1/31/2026	826.27	24,184.80974	33,678.07
2/28/2026	780.05	24,929.70188	34,125.98
3/31/2026	913	22,449.196543	31,819.07
4/30/2026	813.22	24,119.416766	35,048.7
5/31/2026	776.76	24,756.169368	36,913.29

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort FTSE Europe	-28.98%	-18.59%	-22.55%
FTSE Developed Europe All Cap Index	20.42%	8.77%	9.48%
S&P Global 1200 Index	31.64%	12.94%	13.94%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"FTSE®" and "FTSE Developed Europe All Cap Index" have been licensed for use by ProShares. FTSE is a trademark of the London Stock Exchange PLC and The Financial Times Limited and is used by the FTSE International Limited ("FTSE") under license. ProShares have not been passed on by FTSE or its affiliates as to their legality or suitability. ProShares based on the FTSE Developed Europe All Cap Index are not sponsored, endorsed or promoted by FTSE or its affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$14,199,520
  Number of Portfolio Holdings6
  Net Investment Advisory Fees$34,703
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Vanguard® FTSE Europe ETF Shares Short Swaps	(199)%
Total	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Financials	23.8%
Industrials	19.6%
Health Care	12.2%
Information Technology	8.9%
Consumer Staples	8.0%
Consumer Discretionary	7.1%
Materials	6.1%
Energy	5.0%
Utilities	4.7%
Communication Services	3.1%
Other	1.5%

Holdings

The UltraShort FTSE Europe primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

Country Weights

Table Summary
Country	% of Exposure
United Kingdom	22.8%
Switzerland	14.2%
France	14.0%
Germany	13.3%
Netherlands	7.9%
Sweden	5.7%
Italy	5.7%
Spain	5.7%
Denmark	2.7%
Finland	2.0%
Other	6.0%

UltraShort FTSE Europe - EPV

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

EPV526

UltraShort Health Care

RXD - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about UltraShort Health Care (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RXD	$85	0.95%

How Did the Fund Perform Last Year?

UltraShort Health Care (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Health Care Select Sector Index (the “Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of -20.51% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 14.76% and a volatility of 14.53%. The Index performance was driven by gains in health care shares, supported by defensive earnings characteristics and improved sentiment toward pharmaceuticals, health care services and biotechnology-related companies. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	UltraShort Health Care : $1,194	S&P Health Care Select Sector Index : $25,061	S&P 500® Index : $42,817
5/31/2016	10,000	10,000	10,000
6/30/2016	9,789.44	10,103	10,026
7/31/2016	8,825.72	10,598.05	10,395.9594
8/31/2016	9,414.77	10,247.25	10,410.513743
9/30/2016	9,366.95	10,193.97	10,412.595846
10/31/2016	10,672.36	9,528.3	10,223.086602
11/30/2016	10,094.31	9,718.87	10,601.340806
12/31/2016	9,950.23	9,788.84	10,811.247354
1/31/2017	9,447.42	10,006.15	11,016.661053
2/28/2017	8,325.67	10,649.55	11,454.022497
3/31/2017	8,403.91	10,604.82	11,467.767324
4/30/2017	8,087.53	10,771.32	11,585.885328
5/31/2017	8,044.12	10,857.49	11,749.246311
6/30/2017	7,301.34	11,358.02	11,822.091638
7/31/2017	7,203.56	11,445.47	12,065.626726
8/31/2017	6,884	11,653.78	12,103.030169
9/30/2017	6,754.89	11,764.49	12,352.35259
10/31/2017	6,842.47	11,673.91	12,640.162405
11/30/2017	6,439.85	12,014.78	13,028.215391
12/31/2017	6,529.77	11,935.49	13,172.828582
1/31/2018	5,717.06	12,729.2	13,927.63166
2/28/2018	6,168.37	12,160.2	13,413.702052
3/31/2018	6,474	11,784.45	13,072.994019
4/30/2018	6,315.95	11,928.22	13,122.671397
5/31/2018	6,178.46	11,954.46	13,438.927777
6/30/2018	5,985.04	12,149.32	13,522.24913
7/31/2018	5,277.3	12,952.39	14,025.276797
8/31/2018	4,837.16	13,518.41	14,482.500821
9/30/2018	4,601.32	13,914.5	14,565.051075
10/31/2018	5,289.43	12,983.62	13,568.801582
11/30/2018	4,629.17	13,898.97	13,845.605134
12/31/2018	5,497.35	12,700.88	12,595.346991
1/31/2019	4,907.3	13,315.6	13,604.234285
2/28/2019	4,788.05	13,471.39	14,040.930205
3/31/2019	4,736.96	13,537.4	14,313.324251
4/30/2019	5,013.65	13,181.37	14,893.013883
5/31/2019	5,285.08	12,870.29	13,947.307502
6/30/2019	4,630.86	13,724.87	14,930.59268
7/31/2019	4,770.87	13,506.65	15,145.593215
8/31/2019	4,822.1	13,439.11	14,906.292842
9/30/2019	4,888.25	13,416.27	15,185.040518
10/31/2019	4,434.06	14,103.18	15,514.555898
11/30/2019	3,966.86	14,813.98	16,077.734277
12/31/2019	3,720.81	15,345.8	16,563.281852
1/31/2020	3,920.77	14,928.4	16,556.656539
2/29/2020	4,427.09	13,932.67	15,194.043706
3/31/2020	4,086.56	13,400.45	13,317.579308
4/30/2020	3,071.28	15,095.6	15,024.892976
5/31/2020	2,813.15	15,592.25	15,740.077881
6/30/2020	2,882.49	15,221.15	16,053.305431
7/31/2020	2,583.02	16,041.57	16,958.711857
8/31/2020	2,460.83	16,469.88	18,178.04324
9/30/2020	2,512.04	16,115.78	17,487.277597
10/31/2020	2,661.95	15,522.72	17,022.116013
11/30/2020	2,246.13	16,755.22	18,886.037716
12/31/2020	2,079.94	17,410.35	19,611.261564
1/31/2021	1,977.78	17,657.58	19,413.187823
2/28/2021	2,048.17	17,285	19,948.991807
3/31/2021	1,928.41	17,962.58	20,822.757648
4/30/2021	1,764.09	18,673.89	21,934.692906
5/31/2021	1,715.67	19,026.83	22,088.235756
6/30/2021	1,615.97	19,472.06	22,602.89165
7/31/2021	1,471.75	20,426.19	23,140.840471
8/31/2021	1,395.54	20,912.33	23,844.322021
9/30/2021	1,554.56	19,751.7	22,735.561047
10/31/2021	1,411.18	20,770.89	24,329.323877
11/30/2021	1,512.9	20,147.76	24,161.451542
12/31/2021	1,290.74	21,957.03	25,243.884571
1/31/2022	1,500.02	20,472.73	23,938.775739
2/28/2022	1,518.92	20,263.91	23,223.006344
3/31/2022	1,359.82	21,390.58	24,084.579879
4/30/2022	1,500.4	20,383.09	21,984.404514
5/31/2022	1,447.14	20,676.6	22,023.976442
6/30/2022	1,500.09	20,126.61	20,206.998386
7/31/2022	1,391.62	20,794.81	22,070.083637
8/31/2022	1,561.23	19,592.87	21,169.624224
9/30/2022	1,646.24	19,083.45	19,219.901833
10/31/2022	1,374.51	20,936.46	20,776.713882
11/30/2022	1,250.05	21,945.6	21,938.132188
12/31/2022	1,303.56	21,526.43	20,674.495774
1/31/2023	1,345.45	21,123.89	21,972.854108
2/28/2023	1,483.7	20,150.08	21,436.716468
3/31/2023	1,430.26	20,597.41	22,223.443962
4/30/2023	1,353.89	21,229.75	22,570.129688
5/31/2023	1,490.11	20,318.99	22,667.181246
6/30/2023	1,378.87	21,204.9	24,165.481926
7/31/2023	1,358.42	21,421.19	24,941.193896
8/31/2023	1,388.75	21,273.39	24,544.628913
9/30/2023	1,489.44	20,643.69	23,373.850114
10/31/2023	1,600.86	19,981.03	22,882.999262
11/30/2023	1,453.13	21,062.01	24,972.217094
12/31/2023	1,346.49	21,967.67	26,105.95575
1/31/2024	1,281.01	22,628.9	26,544.535807
2/29/2024	1,212.84	23,357.55	27,962.014019
3/31/2024	1,167.27	23,913.46	28,862.39087
4/30/2024	1,305.36	22,698.66	27,684.805323
5/31/2024	1,256.42	23,238.88	29,057.971667
6/30/2024	1,221.6	23,682.75	30,101.15285
7/31/2024	1,168.21	24,310.34	30,468.386914
8/31/2024	1,065.2	25,550.17	31,208.768717
9/30/2024	1,112.2	25,120.92	31,876.636367
10/31/2024	1,233.45	23,960.34	31,586.558976
11/30/2024	1,234.01	24,027.43	33,440.689988
12/31/2024	1,412.04	22,535.32	32,644.801566
1/31/2025	1,244.91	24,065.47	33,552.32705
2/28/2025	1,216.13	24,424.05	33,116.146798
3/31/2025	1,266.8	24,008.84	31,251.707733
4/30/2025	1,348.06	23,120.51	31,039.196121
5/31/2025	1,502.11	21,837.32	32,991.561557
6/30/2025	1,452.58	22,284.99	34,670.83204
7/31/2025	1,554.41	21,558.5	35,447.458678
8/31/2025	1,407.34	22,718.34	36,167.042089
9/30/2025	1,364.71	23,122.73	37,487.139125
10/31/2025	1,278.53	23,950.52	38,364.338181
11/30/2025	1,072.03	26,180.32	38,460.249026
12/31/2025	1,107.26	25,824.27	38,483.325176
1/31/2026	1,112.22	25,819.1	39,041.333391
2/28/2026	1,041.51	26,733.1	38,744.619257
3/31/2026	1,235.18	24,565.04	36,815.137218
4/30/2026	1,248.77	24,454.5	40,677.045112
5/31/2026	1,194.07	25,060.97	42,816.657685

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort Health Care	-20.51%	-6.99%	-19.15%
S&P Health Care Select Sector Index	14.76%	5.66%	9.62%
S&P 500® Index	29.78%	14.14%	15.64%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "S&P Health Care Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Health Care Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$5,283,472
  Number of Portfolio Holdings7
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
S&P Health Care Select Sector Index Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Health Care	100.0%

Holdings

The UltraShort Health Care primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

UltraShort Health Care - RXD

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

RXD526

UltraShort Industrials

SIJ - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about UltraShort Industrials (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SIJ	$80	0.95%

How Did the Fund Perform Last Year?

UltraShort Industrials (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Industrials Select Sector Index (the “Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of -31.16% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 22.89% and a volatility of 15.37%. The Index performance was driven by gains in industrial shares, supported by resilient capital spending, aerospace and defense demand, infrastructure-related activity and improved investor risk appetite. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	UltraShort Industrials : $391	S&P Industrials Select Sector Index : $37,295	S&P 500® Index : $42,817
5/31/2016	10,000	10,000	10,000
6/30/2016	9,713.8	10,073	10,026
7/31/2016	9,068.15	10,443.69	10,395.9594
8/31/2016	8,883.66	10,540.81	10,410.513743
9/30/2016	8,805.34	10,556.62	10,412.595846
10/31/2016	9,208.31	10,344.44	10,223.086602
11/30/2016	7,873.38	11,281.64	10,601.340806
12/31/2016	7,772.75	11,323.38	10,811.247354
1/31/2017	7,467.55	11,540.79	11,016.661053
2/28/2017	6,984.52	11,989.73	11,454.022497
3/31/2017	7,006.3	11,908.2	11,467.767324
4/30/2017	6,704.79	12,134.46	11,585.885328
5/31/2017	6,505.24	12,351.66	11,749.246311
6/30/2017	6,339.91	12,528.29	11,822.091638
7/31/2017	6,191.29	12,559.61	12,065.626726
8/31/2017	6,114.95	12,593.52	12,103.030169
9/30/2017	5,648.02	13,119.93	12,352.35259
10/31/2017	5,415.72	13,220.96	12,640.162405
11/30/2017	5,081.19	13,764.34	13,028.215391
12/31/2017	4,956.35	14,052.01	13,172.828582
1/31/2018	4,418.33	14,830.49	13,927.63166
2/28/2018	4,759.23	14,258.04	13,413.702052
3/31/2018	4,957.37	13,874.49	13,072.994019
4/30/2018	5,171.86	13,487.4	13,122.671397
5/31/2018	4,818.39	13,893.37	13,438.927777
6/30/2018	4,983.67	13,433.5	13,522.24913
7/31/2018	4,475.33	14,416.83	14,025.276797
8/31/2018	4,321.08	14,460.08	14,482.500821
9/30/2018	4,194.21	14,775.31	14,565.051075
10/31/2018	5,188.75	13,178.1	13,568.801582
11/30/2018	4,856.38	13,684.14	13,845.605134
12/31/2018	5,916.52	12,219.93	12,595.346991
1/31/2019	4,752.24	13,614.23	13,604.234285
2/28/2019	4,187	14,485.54	14,040.930205
3/31/2019	4,170.51	14,320.4	14,313.324251
4/30/2019	3,834.55	14,908.97	14,893.013883
5/31/2019	4,396.8	13,752.04	13,947.307502
6/30/2019	3,786.76	14,831.57	14,930.59268
7/31/2019	3,722.74	14,930.94	15,145.593215
8/31/2019	3,842.52	14,539.75	14,906.292842
9/30/2019	3,699.27	14,978.85	15,185.040518
10/31/2019	3,614.38	15,140.62	15,514.555898
11/30/2019	3,304.81	15,815.9	16,077.734277
12/31/2019	3,283.63	15,806.41	16,563.281852
1/31/2020	3,307.87	15,735.28	16,556.656539
2/29/2020	3,930.38	14,268.75	15,194.043706
3/31/2020	4,509.19	11,532	13,317.579308
4/30/2020	3,445.55	12,538.75	15,024.892976
5/31/2020	2,914.55	13,228.38	15,740.077881
6/30/2020	2,688.9	13,492.95	16,053.305431
7/31/2020	2,416.18	14,078.54	16,958.711857
8/31/2020	2,105.13	15,292.11	18,178.04324
9/30/2020	2,111.87	15,175.89	17,487.277597
10/31/2020	2,159.3	14,958.87	17,022.116013
11/30/2020	1,588.06	17,347.81	18,886.037716
12/31/2020	1,505.67	17,555.98	19,611.261564
1/31/2021	1,618.61	16,801.07	19,413.187823
2/28/2021	1,410.72	17,958.67	19,948.991807
3/31/2021	1,232.46	19,558.78	20,822.757648
4/30/2021	1,125.1	20,260.94	21,934.692906
5/31/2021	1,083.38	20,897.14	22,088.235756
6/30/2021	1,090.38	20,435.31	22,602.89165
7/31/2021	1,052.86	20,617.19	23,140.840471
8/31/2021	1,013.13	20,854.28	23,844.322021
9/30/2021	1,153.62	19,571.75	22,735.561047
10/31/2021	1,031.26	20,918.28	24,329.323877
11/30/2021	1,109.16	20,186.14	24,161.451542
12/31/2021	989.18	21,262.06	25,243.884571
1/31/2022	1,129.32	20,256.37	23,938.775739
2/28/2022	1,194.74	20,080.14	23,223.006344
3/31/2022	1,108.22	20,758.85	24,084.579879
4/30/2022	1,296.87	19,195.7	21,984.404514
5/31/2022	1,280.31	19,103.56	22,023.976442
6/30/2022	1,489.7	17,689.9	20,206.998386
7/31/2022	1,194.77	19,370.44	22,070.083637
8/31/2022	1,268.63	18,826.13	21,169.624224
9/30/2022	1,561.52	16,853.15	19,219.901833
10/31/2022	1,234.61	19,199.11	20,776.713882
11/30/2022	1,074.11	20,706.24	21,938.132188
12/31/2022	1,168.15	20,091.27	20,674.495774
1/31/2023	1,053.59	20,838.66	21,972.854108
2/28/2023	1,090.96	20,653.2	21,436.716468
3/31/2023	1,090.51	20,789.51	22,223.443962
4/30/2023	1,121.2	20,544.19	22,570.129688
5/31/2023	1,203.88	19,892.94	22,667.181246
6/30/2023	976.82	22,138.86	24,165.481926
7/31/2023	930.28	22,780.88	24,941.193896
8/31/2023	977.01	22,327.54	24,544.628913
9/30/2023	1,112.09	20,996.82	23,373.850114
10/31/2023	1,184.68	20,383.71	22,882.999262
11/30/2023	1,008.43	22,181.56	24,972.217094
12/31/2023	886.12	23,736.48	26,105.95575
1/31/2024	908.7	23,527.6	26,544.535807
2/29/2024	795.25	25,228.65	27,962.014019
3/31/2024	734.75	26,341.23	28,862.39087
4/30/2024	795.61	25,398.22	27,684.805323
5/31/2024	776.09	25,817.29	29,057.971667
6/30/2024	797.64	25,577.19	30,101.15285
7/31/2024	728.8	26,830.47	30,468.386914
8/31/2024	692.65	27,597.82	31,208.768717
9/30/2024	651.85	28,533.39	31,876.636367
10/31/2024	674.01	28,176.72	31,586.558976
11/30/2024	584.35	30,292.79	33,440.689988
12/31/2024	693.57	27,884.51	32,644.801566
1/31/2025	632.03	29,287.1	33,552.32705
2/28/2025	654.55	28,865.37	33,116.146798
3/31/2025	704.1	27,829.1	31,251.707733
4/30/2025	670.68	27,881.98	31,039.196121
5/31/2025	567.62	30,343.96	32,991.561557
6/30/2025	532.61	31,427.24	34,670.83204
7/31/2025	505.53	32,373.2	35,447.458678
8/31/2025	508.77	32,376.43	36,167.042089
9/30/2025	492.93	33,007.77	37,487.139125
10/31/2025	490.54	33,162.91	38,364.338181
11/30/2025	501.32	32,881.03	38,460.249026
12/31/2025	491.17	33,298.62	38,483.325176
1/31/2026	432.33	35,519.63	39,041.333391
2/28/2026	377.72	38,048.63	38,744.619257
3/31/2026	448.66	34,837.33	36,815.137218
4/30/2026	383.85	37,599.93	40,677.045112
5/31/2026	390.72	37,295.37	42,816.657685

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort Industrials	-31.16%	-18.45%	-27.69%
S&P Industrials Select Sector Index	22.89%	12.28%	14.06%
S&P 500® Index	29.78%	14.14%	15.64%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "S&P Industrial Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("SP") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Industrial Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$6,278,384
  Number of Portfolio Holdings6
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
S&P Industrials Select Sector Index Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Industrials	100.0%

Holdings

The UltraShort Industrials primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

UltraShort Industrials - SIJ

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SIJ526

UltraShort Materials

SMN - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about UltraShort Materials (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SMN	$81	0.95%

How Did the Fund Perform Last Year?

UltraShort Materials (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Materials Select Sector Index (the “Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of -29.90% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 20.91% and a volatility of 16.75%. The Index performance was driven by gains in materials shares, supported by improved cyclical demand expectations, strength in metals-related companies and better global risk appetite. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	UltraShort Materials : $546	S&P Materials Select Sector Index : $26,814	S&P 500® Index : $42,817
5/31/2016	10,000	10,000	10,000
6/30/2016	9,987.13	9,921	10,026
7/31/2016	8,880.51	10,431.93	10,395.9594
8/31/2016	8,873.72	10,411.07	10,410.513743
9/30/2016	8,970.3	10,279.89	10,412.595846
10/31/2016	9,275.09	10,062.98	10,223.086602
11/30/2016	7,867.77	10,753.3	10,601.340806
12/31/2016	7,910.84	10,769.43	10,811.247354
1/31/2017	7,214.33	11,266.98	11,016.661053
2/28/2017	6,940.95	11,344.72	11,454.022497
3/31/2017	6,769.62	11,399.18	11,467.767324
4/30/2017	6,702.49	11,562.19	11,585.885328
5/31/2017	6,822.63	11,551.78	11,749.246311
6/30/2017	6,580.67	11,764.33	11,822.091638
7/31/2017	6,261.76	11,945.5	12,065.626726
8/31/2017	6,106.8	12,049.43	12,103.030169
9/30/2017	5,649.2	12,467.54	12,352.35259
10/31/2017	5,246.57	12,947.55	12,640.162405
11/30/2017	5,158.01	13,079.61	13,028.215391
12/31/2017	4,924.15	13,345.13	13,172.828582
1/31/2018	4,546.08	13,890.94	13,927.63166
2/28/2018	4,961.86	13,163.06	13,413.702052
3/31/2018	5,359.5	12,611.52	13,072.994019
4/30/2018	5,158.16	12,629.18	13,122.671397
5/31/2018	4,912.76	12,893.13	13,438.927777
6/30/2018	4,918.43	12,924.07	13,522.24913
7/31/2018	4,588.47	13,292.41	14,025.276797
8/31/2018	4,652.65	13,208.67	14,482.500821
9/30/2018	4,898.22	12,960.34	14,565.051075
10/31/2018	5,968.17	11,769.29	13,568.801582
11/30/2018	5,648.56	12,230.65	13,845.605134
12/31/2018	6,430.84	11,378.17	12,595.346991
1/31/2019	5,666	12,005.11	13,604.234285
2/28/2019	5,284.79	12,398.87	14,040.930205
3/31/2019	5,297.41	12,552.62	14,313.324251
4/30/2019	5,002.17	13,004.51	14,893.013883
5/31/2019	6,102.8	11,939.44	13,947.307502
6/30/2019	4,785.77	13,337.55	14,930.59268
7/31/2019	4,912.49	13,290.87	15,145.593215
8/31/2019	5,322.01	12,925.37	14,906.292842
9/30/2019	4,959.05	13,323.47	15,185.040518
10/31/2019	4,938.33	13,320.81	15,514.555898
11/30/2019	4,611.38	13,744.41	16,077.734277
12/31/2019	4,308.88	14,159.49	16,563.281852
1/31/2020	5,012.28	13,280.19	16,556.656539
2/29/2020	5,883.54	12,160.67	15,194.043706
3/31/2020	6,586.35	10,438.72	13,317.579308
4/30/2020	4,451.01	12,026.45	15,024.892976
5/31/2020	3,744.87	12,863.49	15,740.077881
6/30/2020	3,444.21	13,138.77	16,053.305431
7/31/2020	2,941.65	14,074.25	16,958.711857
8/31/2020	2,685.28	14,699.14	18,178.04324
9/30/2020	2,675.09	14,906.4	17,487.277597
10/31/2020	2,715.89	14,800.57	17,022.116013
11/30/2020	2,047.72	16,656.56	18,886.037716
12/31/2020	1,910.28	17,057.98	19,611.261564
1/31/2021	1,951.89	16,655.41	19,413.187823
2/28/2021	1,780.16	17,294.98	19,948.991807
3/31/2021	1,482.34	18,609.4	20,822.757648
4/30/2021	1,349.16	19,608.72	21,934.692906
5/31/2021	1,186.38	20,610.73	22,088.235756
6/30/2021	1,324.98	19,532.79	22,602.89165
7/31/2021	1,259.98	19,933.21	23,140.840471
8/31/2021	1,246.06	20,317.92	23,844.322021
9/30/2021	1,418.33	18,855.03	22,735.561047
10/31/2021	1,208.68	20,293.67	24,329.323877
11/30/2021	1,222.71	20,194.23	24,161.451542
12/31/2021	1,033.33	21,722.93	25,243.884571
1/31/2022	1,187.34	20,237.08	23,938.775739
2/28/2022	1,121.93	19,986.14	23,223.006344
3/31/2022	937.82	21,207.3	24,084.579879
4/30/2022	1,028.57	20,467.16	21,984.404514
5/31/2022	966.35	20,700.49	22,023.976442
6/30/2022	1,310.52	17,835.54	20,206.998386
7/31/2022	1,147.68	18,930.64	22,070.083637
8/31/2022	1,196.03	18,273.75	21,169.624224
9/30/2022	1,435.27	16,565.15	19,219.901833
10/31/2022	1,152.82	18,056.02	20,776.713882
11/30/2022	904.72	20,179.41	21,938.132188
12/31/2022	1,006.74	19,057.43	20,674.495774
1/31/2023	822.77	20,768.79	21,972.854108
2/28/2023	868.35	20,083.42	21,436.716468
3/31/2023	889.27	19,874.55	22,223.443962
4/30/2023	895.89	19,846.73	22,570.129688
5/31/2023	1,038.77	18,487.22	22,667.181246
6/30/2023	844.18	20,530.06	24,165.481926
7/31/2023	793.25	21,230.14	24,941.193896
8/31/2023	855.12	20,533.79	24,544.628913
9/30/2023	947.05	19,552.27	23,373.850114
10/31/2023	1,013.79	18,930.51	22,882.999262
11/30/2023	867.99	20,513.1	24,972.217094
12/31/2023	798.43	21,446.45	26,105.95575
1/31/2024	870.5	20,620.76	26,544.535807
2/29/2024	770.04	21,965.23	27,962.014019
3/31/2024	683.92	23,386.39	28,862.39087
4/30/2024	756.28	22,312.95	27,684.805323
5/31/2024	715.38	23,031.43	29,057.971667
6/30/2024	767	22,333.58	30,101.15285
7/31/2024	708.38	23,302.85	30,468.386914
8/31/2024	679.51	23,852.8	31,208.768717
9/30/2024	646.86	24,501.6	31,876.636367
10/31/2024	694.95	23,729.8	31,586.558976
11/30/2024	678.95	24,088.12	33,440.689988
12/31/2024	855.8	21,491.42	32,644.801566
1/31/2025	771.7	22,692.79	33,552.32705
2/28/2025	775.58	22,690.52	33,116.146798
3/31/2025	820.67	22,075.6	31,251.707733
4/30/2025	820.82	21,561.24	31,039.196121
5/31/2025	779.2	22,175.74	32,991.561557
6/30/2025	750.25	22,668.04	34,670.83204
7/31/2025	752.3	22,649.91	35,447.458678
8/31/2025	683.94	23,820.91	36,167.042089
9/30/2025	721.15	23,258.73	37,487.139125
10/31/2025	793.05	22,219.07	38,364.338181
11/30/2025	729.18	23,194.48	38,460.249026
12/31/2025	704.59	23,646.78	38,483.325176
1/31/2026	595.84	25,715.87	39,041.333391
2/28/2026	506.41	27,865.72	38,744.619257
3/31/2026	571.79	26,182.63	36,815.137218
4/30/2026	540.57	26,965.49	40,677.045112
5/31/2026	546.25	26,814.48	42,816.657685

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort Materials	-29.90%	-14.37%	-25.23%
S&P Materials Select Sector Index	20.91%	5.40%	10.36%
S&P 500® Index	29.78%	14.14%	15.64%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "S&P Materials Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Materials Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$4,119,084
  Number of Portfolio Holdings6
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
S&P Materials Select Sector Index Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Materials	100.0%

Holdings

The UltraShort Materials primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

UltraShort Materials - SMN

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SMN526

UltraShort MidCap400

MZZ - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about UltraShort MidCap400 (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MZZ	$79	0.95%

How Did the Fund Perform Last Year?

UltraShort MidCap400 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P MidCap 400 Index (the “Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of -34.35% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 25.88% and a volatility of 15.45%. The Index performance was driven by strength in mid-cap equities as investor risk appetite improved, corporate earnings remained resilient and market leadership broadened. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	UltraShort MidCap400 : $547	S&P MidCap 400® Index : $29,176	S&P Composite 1500 Index : $41,396
5/31/2016	10,000	10,000	10,000
6/30/2016	9,785.86	10,042	10,028
7/31/2016	8,974.19	10,472.8	10,406.06
8/31/2016	8,867.86	10,525.17	10,426.87
9/30/2016	8,919.54	10,457.8	10,425.83
10/31/2016	9,392.89	10,177.54	10,220.44
11/30/2016	8,013.35	10,992.76	10,658.89
12/31/2016	7,651.02	11,233.5	10,876.33
1/31/2017	7,378.23	11,422.22	11,072.11
2/28/2017	6,995.1	11,721.48	11,491.74
3/31/2017	7,026.28	11,675.77	11,499.79
4/30/2017	6,895.04	11,773.85	11,615.93
5/31/2017	6,948.72	11,716.15	11,750.68
6/30/2017	6,717.11	11,905.95	11,841.16
7/31/2017	6,592.7	12,010.73	12,070.88
8/31/2017	6,786.64	11,826.96	12,081.74
9/30/2017	6,282.55	12,290.58	12,366.87
10/31/2017	6,008.31	12,568.35	12,648.83
11/30/2017	5,590.69	13,030.86	13,043.48
12/31/2017	5,573.11	13,059.53	13,173.91
1/31/2018	5,266.2	13,434.34	13,889.26
2/28/2018	5,707.94	12,839.2	13,369.8
3/31/2018	5,574.35	12,958.6	13,079.67
4/30/2018	5,590.54	12,924.91	13,126.76
5/31/2018	5,160.79	13,458.71	13,474.62
6/30/2018	5,125.98	13,515.24	13,558.16
7/31/2018	4,958.12	13,753.1	14,042.19
8/31/2018	4,665.96	14,191.83	14,505.58
9/30/2018	4,781.94	14,035.72	14,554.9
10/31/2018	5,806.69	12,695.31	13,517.14
11/30/2018	5,446.05	13,091.4	13,799.64
12/31/2018	6,821.28	11,609.45	12,520.42
1/31/2019	5,574.86	12,823.8	13,553.35
2/28/2019	5,144.58	13,367.53	14,001.97
3/31/2019	5,197.81	13,291.34	14,228.8
4/30/2019	4,813.09	13,825.65	14,803.64
5/31/2019	5,668.26	12,723.74	13,838.44
6/30/2019	4,888.63	13,695.84	14,820.97
7/31/2019	4,785.92	13,858.82	15,029.95
8/31/2019	5,158.36	13,278.13	14,754.9
9/30/2019	4,856.11	13,684.44	15,047.05
10/31/2019	4,742.67	13,839.08	15,361.53
11/30/2019	4,476.65	14,250.1	15,909.94
12/31/2019	4,242.47	14,650.53	16,387.24
1/31/2020	4,472.41	14,268.15	16,338.08
2/29/2020	5,395.24	12,914.1	14,975.48
3/31/2020	6,447.36	10,299	13,016.69
4/30/2020	4,585.18	11,759.39	14,694.54
5/31/2020	3,837.72	12,619.01	15,413.1
6/30/2020	3,606.53	12,778	15,719.82
7/31/2020	3,259.13	13,367.07	16,592.27
8/31/2020	3,028.87	13,836.25	17,738.8
9/30/2020	3,188.29	13,386.58	17,066.5
10/31/2020	3,019.02	13,677.07	16,677.38
11/30/2020	2,275.17	15,630.15	18,561.93
12/31/2020	1,994.21	16,649.24	19,324.82
1/31/2021	1,910.56	16,898.97	19,193.41
2/28/2021	1,658.92	18,048.1	19,794.17
3/31/2021	1,487.16	18,890.95	20,659.17
4/30/2021	1,354.28	19,741.04	21,731.38
5/31/2021	1,337.98	19,780.53	21,883.5
6/30/2021	1,356.6	19,578.77	22,338.68
7/31/2021	1,334.65	19,645.33	22,814.49
8/31/2021	1,277.23	20,028.42	23,487.52
9/30/2021	1,376.76	19,233.29	22,416.49
10/31/2021	1,221.14	20,366.13	23,952.02
11/30/2021	1,285.55	19,767.37	23,746.03
12/31/2021	1,149.91	20,771.55	24,819.35
1/31/2022	1,327.59	19,273.92	23,494
2/28/2022	1,282.53	19,487.86	22,869.06
3/31/2022	1,223.05	19,756.79	23,669.47
4/30/2022	1,398.99	18,352.08	21,631.53
5/31/2022	1,341.97	18,489.72	21,687.77
6/30/2022	1,603.69	16,711.01	19,879.01
7/31/2022	1,294.31	18,524.16	21,733.73
8/31/2022	1,369.21	17,949.91	20,857.86
9/30/2022	1,640.29	16,300.31	18,932.68
10/31/2022	1,321.44	18,015.11	20,511.66
11/30/2022	1,157.59	19,117.63	21,656.21
12/31/2022	1,297.07	18,058.51	20,406.65
1/31/2023	1,087.42	19,725.31	21,741.24
2/28/2023	1,131.48	19,368.29	21,225.98
3/31/2023	1,199.5	18,746.56	21,869.12
4/30/2023	1,224.41	18,600.34	22,157.8
5/31/2023	1,312.41	18,006.99	22,197.68
6/30/2023	1,104.05	19,656.43	23,702.68
7/31/2023	1,025.14	20,468.24	24,489.61
8/31/2023	1,096.58	19,876.71	24,065.94
9/30/2023	1,228.32	18,831.19	22,905.96
10/31/2023	1,374.87	17,825.61	22,360.8
11/30/2023	1,171.02	19,342.57	24,391.16
12/31/2023	992.89	21,029.24	25,605.84
1/31/2024	1,035.14	20,669.64	25,948.96
2/29/2024	927.08	21,897.42	27,329.45
3/31/2024	837.82	23,123.67	28,244.98
4/30/2024	954.87	21,731.63	27,050.22
5/31/2024	883.45	22,685.64	28,383.79
6/30/2024	919.43	22,327.21	29,280.72
7/31/2024	823.71	23,624.42	29,775.57
8/31/2024	825.65	23,605.52	30,424.67
9/30/2024	811.13	23,879.35	31,048.38
10/31/2024	828.89	23,709.8	30,756.53
11/30/2024	699.75	25,798.64	32,651.13
12/31/2024	814.62	23,961.77	31,736.9
1/31/2025	759.94	24,884.3	32,641.4
2/28/2025	834.03	23,801.83	32,125.66
3/31/2025	931.3	22,499.87	30,313.78
4/30/2025	925.14	21,993.63	30,056.11
5/31/2025	832.69	23,181.28	31,925.6
6/30/2025	781.04	24,011.17	33,515.49
7/31/2025	760.66	24,400.15	34,246.13
8/31/2025	714.02	25,227.32	35,002.97
9/30/2025	712.06	25,343.36	36,200.07
10/31/2025	720.74	25,224.25	36,967.51
11/30/2025	693.04	25,741.35	37,111.69
12/31/2025	696.23	25,759.37	37,133.95
1/31/2026	645.64	26,802.62	37,757.8
2/28/2026	596.85	27,906.89	37,595.45
3/31/2026	664.09	26,402.71	35,723.19
4/30/2026	572.28	28,477.96	39,420.54
5/31/2026	546.64	29,175.67	41,395.51

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort MidCap400	-34.35%	-16.39%	-25.22%
S&P MidCap 400® Index	25.88%	8.07%	11.30%
S&P Composite 1500 Index	29.67%	13.59%	15.26%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"Standard & Poor's®," "S&P®," and "S&P MidCap 400®" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProShares. This ETF is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$701,213
  Number of Portfolio Holdings5
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
S&P MidCap 400® Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Industrials	25.9%
Information Technology	15.7%
Financials	14.3%
Consumer Discretionary	10.9%
Health Care	8.8%
Real Estate	6.7%
Materials	5.7%
Energy	4.7%
Utilities	3.2%
Consumer Staples	3.1%
Other	1.0%

Holdings

The UltraShort MidCap400 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

UltraShort MidCap400 - MZZ

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

MZZ526

UltraShort MSCI Brazil Capped

BZQ - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about UltraShort MSCI Brazil Capped (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BZQ	$70	0.95%

How Did the Fund Perform Last Year?

UltraShort MSCI Brazil Capped (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI Brazil 25/50 Index (the “Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of -53.08% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 40.14% and a volatility of 22.18%. The Index performance was driven by strength in Brazilian equities, supported by improved investor risk appetite, commodity exposure and optimism regarding local monetary policy and economic conditions. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	UltraShort MSCI Brazil Capped : $81	MSCI Brazil 25/50 Index : $25,244	MSCI Emerging Markets Index : $27,557
5/31/2016	10,000	10,000	10,000
6/30/2016	6,678	11,938	10,400
7/31/2016	5,381.68	13,124.6372	10,923.12
8/31/2016	5,213.47	13,237.50908	11,195.105688
9/30/2016	4,986.39	13,279.869109	11,339.522551
10/31/2016	3,933.16	15,083.275334	11,366.737405
11/30/2016	4,741.41	13,344.173688	10,843.867485
12/31/2016	4,548.02	13,493.628433	10,867.723993
1/31/2017	3,665.49	14,824.100197	11,462.188496
2/28/2017	3,454.16	15,470.430965	11,812.931464
3/31/2017	3,397.58	14,831.502167	12,110.617337
4/30/2017	3,400.79	14,862.648321	12,375.839856
5/31/2017	3,409.97	14,115.057111	12,742.164716
6/30/2017	3,520.66	13,841.225003	12,870.86058
7/31/2017	2,852.74	15,331.924935	13,637.96387
8/31/2017	2,528.8	16,274.838319	13,942.090465
9/30/2017	2,310.08	16,922.576884	13,886.322103
10/31/2017	2,447.56	16,296.441539	14,373.732008
11/30/2017	2,579.91	15,809.177937	14,402.479472
12/31/2017	2,290.39	16,536.400122	14,919.528486
1/31/2018	1,691.72	19,183.877782	16,162.325208
2/28/2018	1,733.35	18,702.36245	15,417.242016
3/31/2018	1,759	18,283.429531	15,110.4389
4/30/2018	1,955.14	17,546.607321	15,063.59654
5/31/2018	2,692.68	14,747.923453	14,530.345222
6/30/2018	3,119.67	13,573.988746	13,927.335895
7/31/2018	2,406.63	15,130.925255	14,233.737285
8/31/2018	2,886.11	13,431.722349	13,849.426378
9/30/2018	2,607.58	14,345.079469	13,776.024419
10/31/2018	1,730.19	16,918.586726	12,576.132692
11/30/2018	1,719.21	16,612.360306	13,094.269359
12/31/2018	1,794.48	16,371.481081	12,747.271221
1/31/2019	1,242.21	19,336.356305	13,863.932179
2/28/2019	1,367.53	18,450.751187	13,894.43283
3/31/2019	1,456.12	17,712.721139	14,011.146066
4/30/2019	1,413.99	17,602.902268	14,306.781248
5/31/2019	1,373.31	17,930.31625	13,268.108929
6/30/2019	1,202.77	19,033.0307	14,096.038927
7/31/2019	1,154.49	19,573.568771	13,924.067252
8/31/2019	1,324.57	17,790.416656	13,244.57277
9/30/2019	1,245.86	18,236.956114	13,497.54411
10/31/2019	1,098.84	19,343.939351	14,067.140471
11/30/2019	1,201.35	18,550.837837	14,047.446475
12/31/2019	929.9	20,891.953572	15,095.385982
1/31/2020	1,076.9	19,406.535673	14,391.940995
2/29/2020	1,374.72	16,875.923421	13,633.485704
3/31/2020	1,791.16	10,451.259375	11,533.928906
4/30/2020	1,453.71	11,009.356626	12,590.436794
5/31/2020	1,107.66	11,937.445389	12,687.383157
6/30/2020	890.43	12,789.77899	13,619.905819
7/31/2020	673.69	14,636.623076	14,837.525399
8/31/2020	781.25	13,345.672921	15,165.434711
9/30/2020	875.05	12,411.475816	14,922.787755
10/31/2020	901.22	12,083.812855	15,230.197183
11/30/2020	567.16	14,909.0083	16,638.990422
12/31/2020	438.27	16,902.34271	17,861.956218
1/31/2021	497.33	15,568.74787	18,410.318274
2/28/2021	553.24	14,628.395499	18,550.236693
3/31/2021	485.69	15,258.879345	18,270.128119
4/30/2021	422.02	16,235.447623	18,725.054309
5/31/2021	345.59	17,737.226528	18,940.392434
6/30/2021	304.12	18,670.204643	19,192.299653
7/31/2021	345.7	17,544.391303	17,900.657887
8/31/2021	357.6	17,135.606986	18,369.655123
9/30/2021	444.9	14,957.671338	17,640.379815
10/31/2021	516.66	13,621.951287	17,815.019575
11/30/2021	517.69	13,442.14153	17,088.166776
12/31/2021	467.41	14,037.6284	17,409.424312
1/31/2022	359.17	15,820.407207	17,080.386192
2/28/2022	328.88	16,537.071654	16,569.682645
3/31/2022	241.2	19,030.862059	16,195.207817
4/30/2022	312.87	16,452.18025	15,294.754263
5/31/2022	261.08	17,806.194685	15,362.051181
6/30/2022	383.96	14,430.140172	14,340.474778
7/31/2022	333.58	15,231.012952	14,304.623591
8/31/2022	294.96	16,157.058539	14,364.70301
9/30/2022	302.46	15,596.408608	12,681.159817
10/31/2022	232.95	16,967.332925	12,288.043863
11/30/2022	240.95	16,519.395336	14,110.360768
12/31/2022	260.04	16,033.725113	13,911.404681
1/31/2023	214.22	17,170.516223	15,010.405651
2/28/2023	263.05	15,616.584505	14,037.731365
3/31/2023	257.42	15,599.406262	14,463.074625
4/30/2023	238.63	16,137.585778	14,299.641882
5/31/2023	228.32	16,231.183776	14,059.407898
6/30/2023	170.72	18,784.348983	14,593.665398
7/31/2023	155.38	19,685.997735	15,502.850752
8/31/2023	186.22	18,059.934322	14,547.875146
9/30/2023	187.47	18,097.860184	14,166.720817
10/31/2023	197.82	17,433.668715	13,615.635377
11/30/2023	150.92	19,907.506306	14,704.886208
12/31/2023	132.52	21,334.874508	15,279.847258
1/31/2024	149.34	20,073.983424	14,570.862346
2/29/2024	147.62	20,144.242366	15,264.435393
3/31/2024	153.15	19,785.674852	15,600.252972
4/30/2024	165.99	18,966.547913	15,712.574793
5/31/2024	182.76	18,014.427208	15,800.565212
6/30/2024	200.46	17,355.099172	16,423.107482
7/31/2024	194.49	17,599.806071	16,472.376804
8/31/2024	167.54	18,754.353349	16,737.582071
9/30/2024	172.04	18,638.076358	17,855.652553
10/31/2024	194.17	17,573.842198	17,061.076014
11/30/2024	228.32	16,345.430628	16,448.583385
12/31/2024	263.16	15,013.278032	16,425.555369
1/31/2025	207.12	16,846.39928	16,719.57281
2/28/2025	227.24	16,049.564594	16,799.826759
3/31/2025	196.36	17,099.206118	16,905.665668
4/30/2025	174.81	17,998.62436	17,127.129888
5/31/2025	172.1	18,011.223397	17,858.458334
6/30/2025	147.42	19,408.894333	18,931.75168
7/31/2025	173.69	18,054.153509	19,300.920838
8/31/2025	139.89	19,904.704243	19,547.972625
9/30/2025	127.07	20,989.510624	20,945.652667
10/31/2025	125.65	21,132.239297	21,821.180949
11/30/2025	107.63	22,757.308499	21,299.654724
12/31/2025	110.91	22,472.842142	21,936.5144
1/31/2026	80.54	26,205.581222	23,877.895925
2/28/2026	73.13	27,266.907262	25,191.180201
3/31/2026	71.79	26,727.022498	21,901.212066
4/30/2026	66.77	27,798.7761	25,122.880361
5/31/2026	80.75	25,244.068576	27,557.287468

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort MSCI Brazil Capped	-53.08%	-25.23%	-38.24%
MSCI Brazil 25/50 Index	40.14%	7.30%	9.69%
MSCI Emerging Markets Index	54.31%	7.78%	10.66%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"MSCI" is a service mark of MSCI and has been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by MSCI and MSCI makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$3,084,236
  Number of Portfolio Holdings6
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
iShares® MSCI Brazil Capped ETF Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Financials	35.4%
Energy	16.3%
Materials	14.9%
Utilities	12.9%
Industrials	8.4%
Consumer Staples	5.7%
Consumer Discretionary	2.3%
Communication Services	2.1%
Health Care	1.2%
Information Technology	0.8%

Holdings

The UltraShort MSCI Brazil Capped primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

UltraShort MSCI Brazil Capped - BZQ

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

BZQ526

UltraShort MSCI EAFE

EFU - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about UltraShort MSCI EAFE (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EFU	$80	0.95%

How Did the Fund Perform Last Year?

UltraShort MSCI EAFE (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI EAFE Index (the “Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of -31.36% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 22.80% and a volatility of 13.42%. The Index performance was driven by strength in developed international equities, supported by improved global risk appetite, corporate earnings and U.S. dollar weakness during portions of the period. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	UltraShort MSCI EAFE : $1,103	MSCI EAFE Index : $24,284
5/31/2016	10,000	10,000
6/30/2016	10,129.91	9,664
7/31/2016	9,328.49	10,153.9648
8/31/2016	9,203.57	10,161.072575
9/30/2016	8,896.32	10,286.053768
10/31/2016	9,285.71	10,075.189666
11/30/2016	9,599.9	9,874.6933914
12/31/2016	9,076.24	10,212.407905
1/31/2017	8,493.27	10,508.567735
2/28/2017	8,291	10,658.840253
3/31/2017	7,767.48	10,951.95836
4/30/2017	7,386.82	11,230.138103
5/31/2017	6,881.93	11,642.284171
6/30/2017	6,832.06	11,621.328059
7/31/2017	6,485.43	11,956.022308
8/31/2017	6,487.44	11,951.239899
9/30/2017	6,191.07	12,248.825772
10/31/2017	5,991.17	12,435.007924
11/30/2017	5,909.58	12,565.575507
12/31/2017	5,757.38	12,767.881273
1/31/2018	5,218.07	13,408.828913
2/28/2018	5,696.34	12,804.090729
3/31/2018	5,780.59	12,551.850141
4/30/2018	5,611.74	12,860.625655
5/31/2018	5,831.46	12,571.261578
6/30/2018	6,022.78	12,417.892186
7/31/2018	5,699.71	12,723.372334
8/31/2018	5,960.94	12,477.811248
9/30/2018	5,853.15	12,586.368206
10/31/2018	6,902.09	11,584.493297
11/30/2018	6,823.23	11,569.433455
12/31/2018	7,582.19	11,008.315933
1/31/2019	6,659.59	11,731.56229
2/28/2019	6,345.57	12,030.717128
3/31/2019	6,239.4	12,106.510646
4/30/2019	5,908.77	12,446.703595
5/31/2019	6,545	11,849.261823
6/30/2019	5,842.54	12,551.923049
7/31/2019	6,093.09	12,392.513626
8/31/2019	6,315.18	12,071.547523
9/30/2019	5,943.03	12,418.000937
10/31/2019	5,554.27	12,863.80717
11/30/2019	5,437.52	13,009.168192
12/31/2019	5,129.35	13,431.966158
1/31/2020	5,425.95	13,151.238065
2/29/2020	6,327.72	11,962.366144
3/31/2020	7,266.04	10,365.390264
4/30/2020	6,276.77	11,034.994475
5/31/2020	5,559.65	11,515.016734
6/30/2020	5,084.19	11,906.527303
7/31/2020	4,850.72	12,183.94939
8/31/2020	4,396.34	12,810.204388
9/30/2020	4,542.25	12,477.139074
10/31/2020	4,844.18	11,979.301225
11/30/2020	3,660.15	13,836.092915
12/31/2020	3,301.67	14,479.471235
1/31/2021	3,331.35	14,324.540893
2/28/2021	3,172.76	14,645.410609
3/31/2021	3,003.05	14,982.255053
4/30/2021	2,817.78	15,433.22093
5/31/2021	2,612.63	15,987.273562
6/30/2021	2,657.96	15,757.056823
7/31/2021	2,602.46	15,875.234749
8/31/2021	2,520.32	16,154.63888
9/30/2021	2,677.69	15,686.154353
10/31/2021	2,505.71	16,072.03375
11/30/2021	2,734.72	15,324.68418
12/31/2021	2,493.13	16,109.30801
1/31/2022	2,718.06	15,331.228434
2/28/2022	2,884.5	15,059.86569
3/31/2022	2,786.47	15,156.248831
4/30/2022	3,177.75	14,175.639531
5/31/2022	3,008.79	14,281.956828
6/30/2022	3,562.64	12,956.591234
7/31/2022	3,195.6	13,601.829478
8/31/2022	3,614.31	12,955.742577
9/30/2022	4,338.73	11,744.380646
10/31/2022	3,826.02	12,376.228325
11/30/2022	2,944.69	13,769.791635
12/31/2022	3,059.59	13,780.807468
1/31/2023	2,579.71	14,897.052873
2/28/2023	2,752.85	14,585.704468
3/31/2023	2,582.81	14,947.429939
4/30/2023	2,448.76	15,368.947463
5/31/2023	2,672.76	14,718.840985
6/30/2023	2,460.48	15,388.54825
7/31/2023	2,343.09	15,887.137213
8/31/2023	2,553.78	15,278.659858
9/30/2023	2,763.47	14,756.129691
10/31/2023	2,939.88	14,158.506438
11/30/2023	2,519.91	15,472.415836
12/31/2023	2,276.99	16,294.001117
1/31/2024	2,304.88	16,388.506323
2/29/2024	2,180.27	16,688.415989
3/31/2024	2,045.66	17,219.107618
4/30/2024	2,192.75	16,797.239481
5/31/2024	1,999.43	17,447.292649
6/30/2024	2,085.85	17,166.391237
7/31/2024	1,995.1	17,669.3665
8/31/2024	1,877.91	18,243.620912
9/30/2024	1,857.4	18,411.462224
10/31/2024	2,084.86	17,409.878679
11/30/2024	2,110.13	17,310.642371
12/31/2024	2,255.92	16,917.690789
1/31/2025	2,065.47	17,807.561324
2/28/2025	1,958.44	18,153.028014
3/31/2025	1,951.8	18,080.415902
4/30/2025	1,755.28	18,908.49895
5/31/2025	1,606.84	19,774.508202
6/30/2025	1,539.45	20,209.547383
7/31/2025	1,613.08	19,926.613719
8/31/2025	1,484.83	20,775.487464
9/30/2025	1,434.76	21,172.299274
10/31/2025	1,408.83	21,422.132406
11/30/2025	1,391.91	21,554.949627
12/31/2025	1,328.13	22,201.598115
1/31/2026	1,210.88	23,360.521537
2/28/2026	1,109.52	24,442.113684
3/31/2026	1,289.57	21,927.020186
4/30/2026	1,157.79	23,560.58319
5/31/2026	1,102.98	24,283.893094

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort MSCI EAFE	-31.36%	-15.84%	-19.78%
MSCI EAFE Index	22.80%	8.71%	9.27%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"MSCI" and "EAFE" are service marks of MSCI and have been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by MSCI and MSCI makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$1,261,758
  Number of Portfolio Holdings5
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
iShares® MSCI EAFE ETF Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Financials	24.6%
Industrials	19.5%
Information Technology	10.8%
Health Care	10.2%
Consumer Discretionary	8.5%
Consumer Staples	6.7%
Materials	6.3%
Communication Services	4.2%
Utilities	3.8%
Energy	3.7%
Other	1.7%

Holdings

The UltraShort MSCI EAFE primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

Country Weights

Table Summary
Country	% of Exposure
Japan	23.6%
United Kingdom	14.5%
France	10.0%
Switzerland	9.3%
Germany	9.0%
Australia	6.5%
Netherlands	5.7%
Spain	3.8%
Sweden	3.6%
Italy	3.3%
Other	10.7%

UltraShort MSCI EAFE - EFU

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

EFU526

UltraShort MSCI Emerging Markets

EEV - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about UltraShort MSCI Emerging Markets (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EEV	$67	0.95%

How Did the Fund Perform Last Year?

UltraShort MSCI Emerging Markets (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI Emerging Markets Index (the “Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of -59.14% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 54.31% and a volatility of 18.17%. The Index performance was driven by strength in emerging market equities, supported by improved global risk appetite, a softer U.S. dollar and gains in Asia and other cyclical markets. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, expenses, transaction costs, the volatility of The Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	UltraShort MSCI Emerging Markets : $627	MSCI Emerging Markets Index : $27,557
5/31/2016	10,000	10,000
6/30/2016	8,906.15	10,400
7/31/2016	7,950.03	10,923.12
8/31/2016	7,778.64	11,195.105688
9/30/2016	7,281.09	11,339.522551
10/31/2016	7,356.28	11,366.737405
11/30/2016	7,923.74	10,843.867485
12/31/2016	7,907.46	10,867.723993
1/31/2017	6,926.81	11,462.188496
2/28/2017	6,677.12	11,812.931464
3/31/2017	6,171.13	12,110.617337
4/30/2017	5,952.45	12,375.839856
5/31/2017	5,597.84	12,742.164716
6/30/2017	5,480.89	12,870.86058
7/31/2017	4,882.4	13,637.96387
8/31/2017	4,646.99	13,942.090465
9/30/2017	4,641.31	13,886.322103
10/31/2017	4,341.04	14,373.732008
11/30/2017	4,355.72	14,402.479472
12/31/2017	4,035.37	14,919.528486
1/31/2018	3,423.66	16,162.325208
2/28/2018	3,768.76	15,417.242016
3/31/2018	3,683.31	15,110.4389
4/30/2018	3,880.67	15,063.59654
5/31/2018	4,068.97	14,530.345222
6/30/2018	4,439.21	13,927.335895
7/31/2018	4,119.82	14,233.737285
8/31/2018	4,403.93	13,849.426378
9/30/2018	4,440.36	13,776.024419
10/31/2018	5,239.09	12,576.132692
11/30/2018	4,693.15	13,094.269359
12/31/2018	5,005.8	12,747.271221
1/31/2019	4,080.21	13,863.932179
2/28/2019	4,203.09	13,894.43283
3/31/2019	4,092.4	14,011.146066
4/30/2019	3,907.79	14,306.781248
5/31/2019	4,520.98	13,268.108929
6/30/2019	4,000.01	14,096.038927
7/31/2019	4,226.2	13,924.067252
8/31/2019	4,521.02	13,244.57277
9/30/2019	4,367.93	13,497.54411
10/31/2019	4,018.82	14,067.140471
11/30/2019	4,018.31	14,047.446475
12/31/2019	3,457.2	15,095.385982
1/31/2020	3,885.56	14,391.940995
2/29/2020	4,149.17	13,633.485704
3/31/2020	4,802.64	11,533.928906
4/30/2020	4,018.37	12,590.436794
5/31/2020	3,720.61	12,687.383157
6/30/2020	3,201.79	13,619.905819
7/31/2020	2,685.86	14,837.525399
8/31/2020	2,515.83	15,165.434711
9/30/2020	2,542.5	14,922.787755
10/31/2020	2,453.55	15,230.197183
11/30/2020	2,043.24	16,638.990422
12/31/2020	1,767.96	17,861.956218
1/31/2021	1,638.12	18,410.318274
2/28/2021	1,593.75	18,550.236693
3/31/2021	1,583.78	18,270.128119
4/30/2021	1,536.17	18,725.054309
5/31/2021	1,472.48	18,940.392434
6/30/2021	1,435.72	19,192.299653
7/31/2021	1,620.06	17,900.657887
8/31/2021	1,555.84	18,369.655123
9/30/2021	1,668.49	17,640.379815
10/31/2021	1,621.31	17,815.019575
11/30/2021	1,748.02	17,088.166776
12/31/2021	1,683.01	17,409.424312
1/31/2022	1,672.11	17,080.386192
2/28/2022	1,807.78	16,569.682645
3/31/2022	1,859.65	16,195.207817
4/30/2022	2,087.82	15,294.754263
5/31/2022	2,023.66	15,362.051181
6/30/2022	2,215.32	14,340.474778
7/31/2022	2,217.2	14,304.623591
8/31/2022	2,272.54	14,364.70301
9/30/2022	2,880.52	12,681.159817
10/31/2022	2,958.87	12,288.043863
11/30/2022	2,179.88	14,110.360768
12/31/2022	2,301.25	13,911.404681
1/31/2023	1,930.4	15,010.405651
2/28/2023	2,261.34	14,037.731365
3/31/2023	2,123.45	14,463.074625
4/30/2023	2,168.54	14,299.641882
5/31/2023	2,285.38	14,059.407898
6/30/2023	2,105.6	14,593.665398
7/31/2023	1,873.8	15,502.850752
8/31/2023	2,158.47	14,547.875146
9/30/2023	2,310.55	14,166.720817
10/31/2023	2,480.57	13,615.635377
11/30/2023	2,141.58	14,704.886208
12/31/2023	2,006.2	15,279.847258
1/31/2024	2,211.36	14,570.862346
2/29/2024	2,047.09	15,264.435393
3/31/2024	1,951.82	15,600.252972
4/30/2024	1,968.13	15,712.574793
5/31/2024	1,903.54	15,800.565212
6/30/2024	1,816.33	16,423.107482
7/31/2024	1,793.99	16,472.376804
8/31/2024	1,764.62	16,737.582071
9/30/2024	1,573.23	17,855.652553
10/31/2024	1,679.44	17,061.076014
11/30/2024	1,777.78	16,448.583385
12/31/2024	1,849.28	16,425.555369
1/31/2025	1,779.12	16,719.57281
2/28/2025	1,744.47	16,799.826759
3/31/2025	1,704.75	16,905.665668
4/30/2025	1,653.53	17,127.129888
5/31/2025	1,535	17,858.458334
6/30/2025	1,345.2	18,931.75168
7/31/2025	1,337.07	19,300.920838
8/31/2025	1,274.72	19,547.972625
9/30/2025	1,117.93	20,945.652667
10/31/2025	1,040.36	21,821.180949
11/30/2025	1,081.04	21,299.654724
12/31/2025	1,041.75	21,936.5144
1/31/2026	891.88	23,877.895925
2/28/2026	794.68	25,191.180201
3/31/2026	939.46	21,901.212066
4/30/2026	731.13	25,122.880361
5/31/2026	627.15	27,557.287468

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort MSCI Emerging Markets	-59.14%	-15.69%	-24.19%
MSCI Emerging Markets Index	54.31%	7.78%	10.66%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"MSCI" is a service mark of MSCI and has been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by MSCI and MSCI makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$3,214,164
  Number of Portfolio Holdings6
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
iShares® MSCI Emerging Markets ETF Short Swaps	(199)%
Total	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	43.2%
Financials	17.8%
Consumer Discretionary	8.5%
Industrials	7.0%
Communication Services	6.1%
Materials	6.0%
Energy	3.3%
Consumer Staples	2.8%
Health Care	2.4%
Utilities	1.9%
Other	1.0%

Holdings

The UltraShort MSCI Emerging Markets primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

Country Weights

Table Summary
Country	% of Exposure
Taiwan	26.4%
South Korea	23.1%
China	20.4%
India	10.9%
Brazil	3.9%
South Africa	3.0%
Saudi Arabia	2.4%
Mexico	1.7%
United Arab Emirates	1.1%
Thailand	1.0%
Other	6.1%

UltraShort MSCI Emerging Markets - EEV

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

EEV526

UltraShort MSCI Japan

EWV - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about UltraShort MSCI Japan (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EWV	$75	0.95%

How Did the Fund Perform Last Year?

UltraShort MSCI Japan (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI Japan Index (the “Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of -42.90% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 31.74% and a volatility of 20.24%. The Index performance was driven by strength in Japanese equities, supported by corporate governance reforms, solid earnings and improved global risk appetite. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	UltraShort MSCI Japan : $1,067	MSCI Japan Index : $25,016	MSCI EAFE Index : $24,284
5/31/2016	10,000	10,000	10,000
6/30/2016	10,190.21	9,754	9,664
7/31/2016	9,229.35	10,386.0592	10,153.9648
8/31/2016	8,872.39	10,425.526225	10,161.072575
9/30/2016	8,438.93	10,592.334645	10,286.053768
10/31/2016	8,307.33	10,732.153462	10,075.189666
11/30/2016	8,491.46	10,473.508563	9,874.6933914
12/31/2016	8,615.01	10,575.101597	10,212.407905
1/31/2017	8,015.73	10,968.495376	10,508.567735
2/28/2017	7,803.08	11,091.342524	10,658.840253
3/31/2017	7,701.23	11,050.304557	10,951.95836
4/30/2017	7,583.36	11,166.332755	11,230.138103
5/31/2017	7,178.43	11,502.439371	11,642.284171
6/30/2017	6,973.18	11,624.365228	11,621.328059
7/31/2017	6,690.36	11,859.177405	11,956.022308
8/31/2017	6,698.96	11,853.247817	11,951.239899
9/30/2017	6,459.81	12,085.571474	12,248.825772
10/31/2017	5,821.2	12,642.716319	12,435.007924
11/30/2017	5,570.78	13,020.733537	12,565.575507
12/31/2017	5,494.67	13,111.878672	12,767.881273
1/31/2018	4,974.22	13,712.402715	13,408.828913
2/28/2018	5,197.41	13,505.345434	12,804.090729
3/31/2018	5,236.13	13,128.546296	12,551.850141
4/30/2018	5,236.2	13,308.40738	12,860.625655
5/31/2018	5,399.48	13,176.654147	12,571.261578
6/30/2018	5,660.19	12,844.602463	12,417.892186
7/31/2018	5,535.64	12,895.980873	12,723.372334
8/31/2018	5,593.54	12,924.352031	12,477.811248
9/30/2018	5,221.01	13,317.252332	12,586.368206
10/31/2018	6,241.66	12,190.612785	11,584.493297
11/30/2018	6,118.42	12,239.375236	11,569.433455
12/31/2018	7,120.45	11,421.78497	11,008.315933
1/31/2019	6,185.1	12,118.513854	11,731.56229
2/28/2019	6,165.27	12,114.878299	12,030.717128
3/31/2019	6,085.88	12,183.933106	12,106.510646
4/30/2019	5,941.43	12,353.289776	12,446.703595
5/31/2019	6,547.33	11,864.099501	11,849.261823
6/30/2019	6,003.62	12,307.816822	12,551.923049
7/31/2019	6,063.63	12,325.047766	12,392.513626
8/31/2019	6,137.75	12,200.564783	12,071.547523
9/30/2019	5,545.06	12,693.4676	12,418.000937
10/31/2019	5,184.04	13,309.100779	12,863.80717
11/30/2019	5,058.65	13,383.631743	13,009.168192
12/31/2019	4,975.81	13,663.349647	13,431.966158
1/31/2020	5,232.42	13,477.528092	13,151.238065
2/29/2020	6,170.26	12,245.682024	11,962.366144
3/31/2020	6,470.56	11,370.115759	10,365.390264
4/30/2020	5,718.1	11,982.964999	11,034.994475
5/31/2020	4,917.63	12,692.356527	11,515.016734
6/30/2020	4,857.96	12,691.087291	11,906.527303
7/31/2020	4,922.26	12,489.299003	12,183.94939
8/31/2020	4,289.92	13,439.734657	12,810.204388
9/30/2020	4,116.07	13,571.444057	12,477.139074
10/31/2020	4,219.81	13,354.300952	11,979.301225
11/30/2020	3,404.57	15,022.253141	13,836.092915
12/31/2020	3,053.76	15,642.672196	14,479.471235
1/31/2021	3,081.56	15,486.245474	14,324.540893
2/28/2021	2,954.33	15,720.08778	14,645.410609
3/31/2021	2,908.23	15,886.720711	14,982.255053
4/30/2021	2,985.5	15,645.242556	15,433.22093
5/31/2021	2,856.66	15,997.260514	15,987.273562
6/30/2021	2,886.5	15,842.087087	15,757.056823
7/31/2021	2,900.96	15,640.892581	15,875.234749
8/31/2021	2,778.56	16,121.067983	16,154.63888
9/30/2021	2,608.93	16,564.397352	15,686.154353
10/31/2021	2,733.21	16,007.833601	16,072.03375
11/30/2021	2,884.56	15,612.440111	15,324.68418
12/31/2021	2,738.36	15,907.515229	16,109.30801
1/31/2022	2,968.05	15,101.004207	15,331.228434
2/28/2022	3,047.88	14,931.87296	15,059.86569
3/31/2022	3,128.3	14,857.213595	15,156.248831
4/30/2022	3,665.79	13,549.778799	14,175.639531
5/31/2022	3,504.4	13,771.995171	14,281.956828
6/30/2022	4,048.36	12,685.384752	12,956.591234
7/31/2022	3,568.67	13,408.451683	13,601.829478
8/31/2022	3,894.32	13,066.536165	12,955.742577
9/30/2022	4,647.3	11,712.843019	11,744.380646
10/31/2022	4,412.15	12,059.543172	12,376.228325
11/30/2022	3,500.31	13,226.906951	13,769.791635
12/31/2022	3,662.43	13,262.6196	13,780.807468
1/31/2023	3,155.71	14,086.228277	14,897.052873
2/28/2023	3,481.32	13,545.317111	14,585.704468
3/31/2023	3,167.31	14,081.711669	14,947.429939
4/30/2023	3,165.75	14,133.814002	15,368.947463
5/31/2023	3,131.62	14,396.702942	14,718.840985
6/30/2023	2,832.9	14,986.967763	15,388.54825
7/31/2023	2,709.56	15,439.574189	15,887.137213
8/31/2023	2,880.79	15,065.936494	15,278.659858
9/30/2023	3,021.97	14,749.551827	14,756.129691
10/31/2023	3,169.28	14,085.821995	14,158.506438
11/30/2023	2,816.95	15,290.159776	15,472.415836
12/31/2023	2,622.14	15,958.339758	16,294.001117
1/31/2024	2,469.96	16,695.615055	16,388.506323
2/29/2024	2,280.31	17,196.483507	16,688.415989
3/31/2024	2,144.09	17,633.274188	17,219.107618
4/30/2024	2,420.41	16,855.646796	16,797.239481
5/31/2024	2,311.89	17,081.512463	17,447.292649
6/30/2024	2,340.01	16,960.233724	17,166.391237
7/31/2024	2,167.29	17,943.927281	17,669.3665
8/31/2024	2,082.47	18,035.44131	18,243.620912
9/30/2024	2,098.5	17,930.83575	18,411.462224
10/31/2024	2,327.5	17,231.533156	17,409.878679
11/30/2024	2,228.57	17,345.261275	17,310.642371
12/31/2024	2,340.26	17,286.287386	16,917.690789
1/31/2025	2,264.61	17,555.95347	17,807.561324
2/28/2025	2,262.07	17,317.192502	18,153.028014
3/31/2025	2,254.24	17,343.168291	18,080.415902
4/30/2025	2,005.7	18,250.215993	18,908.49895
5/31/2025	1,868.09	18,989.34974	19,774.508202
6/30/2025	1,800.74	19,314.067621	20,209.547383
7/31/2025	1,862.93	19,043.670674	19,926.613719
8/31/2025	1,651.3	20,367.205786	20,775.487464
9/30/2025	1,581.11	20,864.165607	21,172.299274
10/31/2025	1,457.36	21,571.460821	21,422.132406
11/30/2025	1,473.95	21,422.617742	21,554.949627
12/31/2025	1,456.03	21,538.299878	22,201.598115
1/31/2026	1,293.1	22,957.673839	23,360.521537
2/28/2026	1,110.12	24,929.738022	24,442.113684
3/31/2026	1,301.66	21,833.46456	21,927.020186
4/30/2026	1,159.69	23,831.226567	23,560.58319
5/31/2026	1,066.75	25,015.638528	24,283.893094

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort MSCI Japan	-42.90%	-17.88%	-20.05%
MSCI Japan Index	31.74%	9.34%	9.59%
MSCI EAFE Index	22.80%	8.71%	9.27%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"MSCI" is a service mark of MSCI and has been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by MSCI and MSCI makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$6,453,417
  Number of Portfolio Holdings4
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
iShares® MSCI Japan ETF Short Swaps	(199)%
Total	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Industrials	25.1%
Information Technology	18.2%
Financials	17.4%
Consumer Discretionary	15.0%
Communication Services	7.3%
Health Care	5.7%
Consumer Staples	3.8%
Materials	3.7%
Real Estate	1.9%
Utilities	1.0%
Other	0.9%

Holdings

The UltraShort MSCI Japan primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

UltraShort MSCI Japan - EWV

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

EWV526

UltraShort Nasdaq Biotechnology

BIS - The Nasdaq Stock Market

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about UltraShort Nasdaq Biotechnology (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BIS	$69	0.95%

How Did the Fund Perform Last Year?

UltraShort Nasdaq Biotechnology (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Nasdaq Biotechnology Index (the “Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of -54.78% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 47.78% and a volatility of 19.51%. The Index performance was driven by improved risk appetite toward biotechnology shares, stronger industry fundamentals and renewed investor focus on product pipelines and merger-and-acquisition activity. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	UltraShort Nasdaq Biotechnology : $650	Nasdaq Biotechnology® Index : $21,880	Nasdaq Composite Index : $59,494
5/31/2016	10,000	10,000	10,000
6/30/2016	11,446.88	9,217	9,794
7/31/2016	8,949.03	10,362.6731	10,445.301
8/31/2016	9,393.7	10,059.046778	10,568.555552
9/30/2016	8,714.14	10,367.859514	10,775.699241
10/31/2016	10,946.71	9,187.9971015	10,531.090868
11/30/2016	9,186.13	9,816.4561033	10,825.961412
12/31/2016	9,714.12	9,507.237736	10,954.790353
1/31/2017	8,705.16	9,978.7967277	11,431.323733
2/28/2017	7,579.77	10,662.344304	11,878.288491
3/31/2017	7,704.46	10,537.594875	12,064.777621
4/30/2017	7,461.21	10,693.551279	12,348.299895
5/31/2017	8,036.26	10,277.572135	12,677.999502
6/30/2017	6,720.76	11,157.332309	12,567.700906
7/31/2017	6,317.11	11,480.894946	12,997.516277
8/31/2017	5,715.32	12,007.868024	13,183.38076
9/30/2017	5,697.14	12,021.076679	13,329.716286
10/31/2017	6,399.44	11,322.652124	13,810.919044
11/30/2017	6,306.03	11,390.588037	14,134.09455
12/31/2017	6,098.32	11,564.864034	14,201.938204
1/31/2018	5,281.42	12,369.778571	15,252.881631
2/28/2018	5,791.75	11,714.180306	14,987.481491
3/31/2018	5,871.84	11,572.438725	14,569.330757
4/30/2018	6,131.04	11,228.737295	14,580.986222
5/31/2018	5,570.14	11,762.102316	15,382.940464
6/30/2018	5,394.79	11,927.947959	15,533.69328
7/31/2018	4,757.73	12,663.902348	15,873.881163
8/31/2018	4,322.54	13,280.634392	16,802.503211
9/30/2018	4,329.64	13,264.697631	16,684.885689
10/31/2018	5,779.92	11,328.051777	15,156.55016
11/30/2018	5,183.71	11,867.267041	15,230.817255
12/31/2018	6,401.53	10,540.506586	13,799.120433
1/31/2019	4,903.04	11,952.934469	15,150.054324
2/28/2019	4,628.99	12,279.24958	15,695.456279
3/31/2019	4,657.81	12,179.787658	16,119.233599
4/30/2019	5,106.17	11,592.721893	16,888.121042
5/31/2019	5,734.7	10,893.680763	15,572.536413
6/30/2019	4,771.47	11,905.703706	16,742.033897
7/31/2019	5,072.79	11,539.008031	17,101.987626
8/31/2019	5,295.41	11,242.455525	16,681.27873
9/30/2019	5,634.36	10,879.324212	16,771.357635
10/31/2019	4,831.92	11,720.295973	17,393.575004
11/30/2019	3,864.86	13,068.13001	18,200.636884
12/31/2019	3,790.29	13,188.356806	18,861.320003
1/31/2020	4,236.15	12,449.808825	19,244.204799
2/29/2020	4,153.29	12,494.628137	18,037.593158
3/31/2020	3,990.28	11,833.662308	16,228.422564
4/30/2020	2,883.56	13,611.078387	18,742.205219
5/31/2020	2,394.15	14,769.381158	20,033.543159
6/30/2020	2,275.04	15,017.506761	21,249.579229
7/31/2020	2,317.84	14,762.209146	22,705.175406
8/31/2020	2,248.3	14,903.926354	24,907.57742
9/30/2020	2,197.04	14,894.983998	23,637.290972
10/31/2020	2,323.49	14,339.401095	23,103.088196
11/30/2020	1,840.24	15,945.414018	25,854.666
12/31/2020	1,668.24	16,674.119438	27,330.967429
1/31/2021	1,459.72	17,716.251903	27,724.53336
2/28/2021	1,510.28	17,312.32136	28,004.551147
3/31/2021	1,594	16,581.741399	28,138.972992
4/30/2021	1,490.68	17,074.219118	29,666.919226
5/31/2021	1,533.89	16,744.686689	29,239.715589
6/30/2021	1,300.87	18,097.657374	30,862.519804
7/31/2021	1,293.43	18,061.462059	31,229.783789
8/31/2021	1,169.92	18,812.81888	32,503.958968
9/30/2021	1,279.58	17,902.278447	30,791.00033
10/31/2021	1,317.19	17,563.925384	33,035.664255
11/30/2021	1,413.68	16,882.445079	33,144.681947
12/31/2021	1,421.46	16,674.791005	33,389.952593
1/31/2022	1,783.44	14,695.493312	30,398.212841
2/28/2022	1,899.34	14,115.021327	29,379.872711
3/31/2022	1,704.48	14,729.024754	30,402.292281
4/30/2022	2,049.49	13,295.890646	26,377.028783
5/31/2022	2,013.79	13,141.658314	25,867.952127
6/30/2022	1,906.75	13,288.844887	23,630.374268
7/31/2022	1,737.44	13,835.016412	26,558.17764
8/31/2022	1,741.44	13,702.200255	25,355.092193
9/30/2022	1,786.72	13,380.198549	22,708.020568
10/31/2022	1,481.01	14,572.374239	23,602.716579
11/30/2022	1,313.53	15,439.430507	24,667.199096
12/31/2022	1,385.31	14,987.055193	22,528.552935
1/31/2023	1,292.54	15,511.602124	24,943.613809
2/28/2023	1,475.4	14,514.206108	24,691.68331
3/31/2023	1,433.08	14,705.793628	26,365.779438
4/30/2023	1,394.59	14,926.380533	26,384.235484
5/31/2023	1,473.63	14,539.787277	27,948.820648
6/30/2023	1,476.98	14,564.504915	29,807.417221
7/31/2023	1,446.14	14,753.843479	31,023.559844
8/31/2023	1,465.21	14,718.434255	30,387.576867
9/30/2023	1,594.93	14,153.24638	28,634.213682
10/31/2023	1,827.14	13,224.793417	27,843.909384
11/30/2023	1,660.34	13,882.06565	30,859.40477
12/31/2023	1,297.43	15,674.240325	32,581.359556
1/31/2024	1,294.72	15,725.965318	32,920.205696
2/29/2024	1,268.26	15,902.09613	34,967.84249
3/31/2024	1,272.78	15,921.178645	35,614.747576
4/30/2024	1,445.53	14,959.539455	34,054.821632
5/31/2024	1,294.23	15,840.656329	36,431.848182
6/30/2024	1,215.73	16,374.486447	38,628.688628
7/31/2024	1,074.46	17,448.652758	38,346.699201
8/31/2024	1,058.4	17,603.945768	38,630.464775
9/30/2024	1,112.85	17,207.856988	39,696.665603
10/31/2024	1,176.74	16,782.82292	39,502.151941
11/30/2024	1,173.93	16,777.788074	41,986.837298
12/31/2024	1,362.38	15,584.887342	42,217.764903
1/31/2025	1,235.59	16,387.50904	42,918.579801
2/28/2025	1,241.7	16,358.011523	41,240.46333
3/31/2025	1,405.38	15,379.802434	37,883.489615
4/30/2025	1,347.87	15,438.245684	38,216.864324
5/31/2025	1,437.07	14,808.36526	41,904.791731
6/30/2025	1,340.5	15,356.274774	44,687.269902
7/31/2025	1,201.94	16,203.941142	46,349.636343
8/31/2025	1,093.35	17,010.897411	47,114.405342
9/30/2025	1,003.78	17,755.974717	49,790.503566
10/31/2025	832.09	19,526.245397	52,140.615334
11/30/2025	706.33	21,185.976255	51,384.576412
12/31/2025	734.3	20,791.917097	51,143.068902
1/31/2026	695.42	21,322.110983	51,639.156671
2/28/2026	652.34	22,025.740645	49,919.572754
3/31/2026	687.98	21,303.296352	47,583.336749
4/30/2026	681.97	21,388.509538	54,868.345605
5/31/2026	649.83	21,880.445257	59,493.74714

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort Nasdaq Biotechnology	-54.78%	-15.78%	-23.92%
Nasdaq Biotechnology® Index	47.78%	5.50%	8.14%
Nasdaq Composite Index	41.98%	15.26%	19.51%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"Nasdaq Biotechnology®" is a registered trademark of The Nasdaq OMX Group Inc. ("Nasdaq OMX") and has been licensed for use by ProShares. ProShares have not been passed on by Nasdaq OMX or its subsidiaries or affiliates as to their legality or suitability. ProShares are not sponsored, endorsed, sold, or promoted by Nasdaq OMX or its subsidiaries or affiliates, and they make no representation regarding the advisability of investing in these products.

Key Fund Statistics

  Net Assets$2,421,811
  Number of Portfolio Holdings6
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Nasdaq Biotechnology Index® Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Health Care	100.0%

Holdings

The UltraShort Nasdaq Biotechnology primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

UltraShort Nasdaq Biotechnology - BIS

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

BIS526

UltraShort QQQ®

QID - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about UltraShort QQQ® (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QID	$72	0.95%

How Did the Fund Perform Last Year?

UltraShort QQQ (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Nasdaq-100 Index (the “Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of -49.46% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 43.09% and a volatility of 16.13%. The Index performance was driven by strength in technology and other growth-oriented companies, supported by optimism regarding artificial intelligence, strong corporate earnings and improved investor risk appetite. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund's Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	UltraShort QQQ® : $74	Nasdaq-100® Index : $73,373	Nasdaq Composite Index : $59,494
5/31/2016	10,000	10,000	10,000
6/30/2016	10,367.66	9,770	9,794
7/31/2016	9,014	10,466.601	10,445.301
8/31/2016	8,815.31	10,579.6403	10,568.555552
9/30/2016	8,387.8	10,816.6242	10,775.699241
10/31/2016	8,627.26	10,655.4565	10,531.090868
11/30/2016	8,508.16	10,701.275	10,825.961412
12/31/2016	8,296.97	10,824.3397	10,954.790353
1/31/2017	7,485.94	11,392.6175	11,431.323733
2/28/2017	6,873.7	11,890.4749	11,878.288491
3/31/2017	6,597.88	12,134.2296	12,064.777621
4/30/2017	6,249.08	12,469.1343	12,348.299895
5/31/2017	5,782.54	12,952.9368	12,677.999502
6/30/2017	6,041.31	12,642.0663	12,567.700906
7/31/2017	5,564.46	13,169.2404	12,997.516277
8/31/2017	5,331.38	13,436.576	13,183.38076
9/30/2017	5,344.23	13,420.4521	13,329.716286
10/31/2017	4,883.1	14,031.0827	13,810.919044
11/30/2017	4,686.78	14,320.123	14,134.09455
12/31/2017	4,643.83	14,394.5876	14,201.938204
1/31/2018	3,926.15	15,646.9168	15,252.881631
2/28/2018	3,953.87	15,456.0244	14,987.481491
3/31/2018	4,226.67	14,847.057	14,569.330757
4/30/2018	4,153.44	14,907.93	14,580.986222
5/31/2018	3,721.64	15,754.7004	15,382.940464
6/30/2018	3,640.24	15,926.4266	15,533.69328
7/31/2018	3,441.79	16,365.996	15,873.881163
8/31/2018	3,069.96	17,347.9557	16,802.503211
9/30/2018	3,090.93	17,297.6467	16,684.885689
10/31/2018	3,611.66	15,806.5895	15,156.55016
11/30/2018	3,570.33	15,792.3636	15,230.817255
12/31/2018	4,183.47	14,397.8979	13,799.120433
1/31/2019	3,469.91	15,716.7453	15,150.054324
2/28/2019	3,283.32	16,178.8177	15,695.456279
3/31/2019	3,035.16	16,830.824	16,119.233599
4/30/2019	2,736.74	17,756.5193	16,888.121042
5/31/2019	3,237.44	16,291.6065	15,572.536413
6/30/2019	2,784.07	17,544.431	16,742.033897
7/31/2019	2,661.46	17,958.4796	17,101.987626
8/31/2019	2,728.54	17,624.4519	16,681.27873
9/30/2019	2,683.04	17,770.7348	16,771.357635
10/31/2019	2,458.41	18,547.3159	17,393.575004
11/30/2019	2,272.94	19,307.7559	18,200.636884
12/31/2019	2,105.02	20,078.1354	18,861.320003
1/31/2020	1,980.43	20,682.4872	19,244.204799
2/29/2020	2,196.31	19,487.0395	18,037.593158
3/31/2020	2,086.26	18,011.8706	16,228.422564
4/30/2020	1,499.43	20,755.0785	18,742.205219
5/31/2020	1,311.4	22,064.7239	20,033.543159
6/30/2020	1,139.1	23,470.2468	21,249.579229
7/31/2020	973.41	25,209.3921	22,705.175406
8/31/2020	780.83	28,022.7603	24,907.57742
9/30/2020	850.04	26,433.8698	23,637.290972
10/31/2020	887.71	25,598.5595	23,103.088196
11/30/2020	707.92	28,439.9996	25,854.666
12/31/2020	638.28	29,893.2836	27,330.967429
1/31/2021	626.72	29,988.9421	27,724.53336
2/28/2021	620.77	29,976.9465	28,004.551147
3/31/2021	588.37	30,417.6076	28,138.972992
4/30/2021	520.82	32,218.33	29,666.919226
5/31/2021	527.79	31,841.3755	29,239.715589
6/30/2021	464.16	33,879.2236	30,862.519804
7/31/2021	437.61	34,834.6177	31,229.783789
8/31/2021	401.31	36,315.0889	32,503.958968
9/30/2021	448.52	34,248.7604	30,791.00033
10/31/2021	382.58	36,968.1119	33,035.664255
11/30/2021	365.88	37,663.1124	33,144.681947
12/31/2021	352.05	38,111.3035	33,389.952593
1/31/2022	411.65	34,875.6538	30,398.212841
2/28/2022	440.95	33,292.2991	29,379.872711
3/31/2022	393.83	34,717.2095	30,402.292281
4/30/2022	509.77	30,085.9338	26,377.028783
5/31/2022	504.08	29,625.619	25,867.952127
6/30/2022	588.81	26,977.0886	23,630.374268
7/31/2022	456.96	30,376.2018	26,558.17764
8/31/2022	501.33	28,823.9779	25,355.092193
9/30/2022	616.92	25,783.0482	22,708.020568
10/31/2022	557.92	26,816.9485	23,602.716579
11/30/2022	486.1	28,324.061	24,667.199096
12/31/2022	585.01	25,772.0631	22,528.552935
1/31/2023	475.93	28,521.9422	24,943.613809
2/28/2023	476.94	28,416.411	24,691.68331
3/31/2023	397.2	31,127.3366	26,365.779438
4/30/2023	394.54	31,289.1988	26,384.235484
5/31/2023	340.66	33,707.8539	27,948.820648
6/30/2023	301.43	35,915.7183	29,807.417221
7/31/2023	280.98	37,294.8819	31,023.559844
8/31/2023	290.48	36,735.4586	30,387.576867
9/30/2023	323.77	34,891.3386	28,634.213682
10/31/2023	337.87	34,179.5553	27,843.909384
11/30/2023	276.64	37,877.7832	30,859.40477
12/31/2023	250.11	39,983.7879	32,581.359556
1/31/2024	242	40,739.4815	32,920.205696
2/29/2024	218.72	42,943.4875	34,967.84249
3/31/2024	214.82	43,471.6924	35,614.747576
4/30/2024	235.8	41,545.8964	34,054.821632
5/31/2024	210.29	44,200.6792	36,431.848182
6/30/2024	187.74	46,972.0618	38,628.688628
7/31/2024	193.58	46,225.206	38,346.699201
8/31/2024	188.58	46,770.6634	38,630.464775
9/30/2024	179.55	47,972.6695	39,696.665603
10/31/2024	183.43	47,579.2936	39,502.151941
11/30/2024	166.2	50,105.7541	41,986.837298
12/31/2024	165.03	50,336.2405	42,217.764903
1/31/2025	158.03	51,468.8059	42,918.579801
2/28/2025	167.18	50,084.2951	41,240.46333
3/31/2025	194.22	46,272.8802	37,883.489615
4/30/2025	174.55	46,990.1099	38,216.864324
5/31/2025	146.63	51,280.3069	41,904.791731
6/30/2025	130.42	54,531.4783	44,687.269902
7/31/2025	125.46	55,845.687	46,349.636343
8/31/2025	123.84	56,359.4673	47,114.405342
9/30/2025	112.19	59,442.3301	49,790.503566
10/31/2025	102.23	62,301.5062	52,140.615334
11/30/2025	105.3	61,323.3726	51,384.576412
12/31/2025	107.27	60,912.506	51,143.068902
1/31/2026	105.12	61,661.7298	51,639.156671
2/28/2026	110.08	60,268.1747	49,919.572754
3/31/2026	121.03	57,369.2755	47,583.336749
4/30/2026	90.48	66,353.3041	54,868.345605
5/31/2026	74.1	73,373.4836	59,493.74714

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort QQQ®	-49.46%	-32.47%	-38.77%
Nasdaq-100® Index	43.09%	18.16%	22.04%
Nasdaq Composite Index	41.98%	15.26%	19.51%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"QQQ®," "Nasdaq-100® Index" and "Nasdaq-100®" are registered trademarks of The Nasdaq OMX Group Inc. and have been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by The Nasdaq OMX Group Inc. and The Nasdaq OMX Group Inc. makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$243,229,170
  Number of Portfolio Holdings19
  Net Investment Advisory Fees$1,992,480
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Nasdaq-100 Index® Short Swaps	(187)%
Nasdaq-100 E-Mini Index Futures	(13)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	58.8%
Communication Services	13.4%
Consumer Discretionary	11.4%
Consumer Staples	6.4%
Health Care	3.7%
Industrials	3.4%
Utilities	1.2%
Materials	1.0%
Energy	0.5%
Financials	0.2%

Holdings

The UltraShort QQQ® primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

UltraShort QQQ® - QID

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

QID526

UltraShort QQQ Mega

QQDN - The Nasdaq Stock Market

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about UltraShort QQQ Mega (the “Fund”) (formerly known as UltraShort Top QQQ)  for the period of June 10, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investmentFootnote Reference †	Costs paid as a percentage of a $10,000 investment (Annualized)
QQDN	$70	0.95%
Footnote	Description
Footnote †	Amount shown reflects the expenses of the Fund from inception date through May 31, 2026. Expenses would be higher if the Fund had been in operations for the full year.

How Did the Fund Perform Last Year?

UltraShort QQQ Mega (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Nasdaq-100 Mega Index (the “Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the period ended May 31, 2026, the Fund had a total return of -47.51% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 37.94% and a volatility of 18.93%. The Index performance was driven by strength in large-cap growth and technology companies, supported by artificial intelligence-related optimism, solid earnings and improved investor risk appetite. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund's Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	UltraShort QQQ Mega : $5,249	Nasdaq-100 Mega Index : $13,793	Nasdaq Composite Index : $13,760
6/10/2025	10,000	10,000	10,000
6/30/2025	9,176.92	10,453.416622	10,335.73071
7/31/2025	8,122.28	11,140.206094	10,720.219893
8/31/2025	7,887.4	11,306.195165	10,897.103521
9/30/2025	6,914.86	12,105.543163	11,516.059001
10/31/2025	6,140.19	12,827.033536	12,059.616986
11/30/2025	6,191.33	12,750.071334	11,884.752539
12/31/2025	6,608.23	12,354.819123	11,828.894202
1/31/2026	6,779.78	12,211.503221	11,943.634476
2/28/2026	7,686.84	11,456.832322	11,545.911448
3/31/2026	8,313.5	10,969.916948	11,005.562792
4/30/2026	6,007.87	12,883.070464	12,690.514456
5/31/2026	5,249.49	13,792.615239	13,760.324825

Cumulative Total Return

Table Summary
Fund/Index Name	Since Inception (6/10/25)
UltraShort QQQ Mega	-47.51%
Nasdaq-100 Mega Index	37.94%
Nasdaq Composite Index	37.61%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"QQQ : "Nasdaq-100 Index ," "Nasdaq-100 "and "Nasdaq-100 Mega Index" are registered trademarks of The Nasdaq OMX Group Inc. and have been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by The Nasdaq OMX Group Inc. and The Nasdaq OMX Group Inc. makes no representation regarding the advisability of investing in this ETF. THE NASDAQ OMX GROUP INC. MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE ETFs.

Key Fund Statistics

  Net Assets$1,009,922
  Number of Portfolio Holdings4
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Nasdaq-100 Mega Index Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	61.9%
Consumer Discretionary	20.7%
Communication Services	17.4%

Holdings

The UltraShort QQQ Mega primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

Material Fund Changes

This is a summary of certain changes to the Fund since May 31, 2026. Effective on or about October 31, 2025, the Fund’s name changed from UltraShort Top QQQ to UltraShort QQQ Mega. For more complete information, you may review the Fund’s prospectus available at www.proshares.com or upon request at 888-776-5125.

UltraShort QQQ Mega - QQDN

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

QQDN526

UltraShort Real Estate

SRS - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about UltraShort Real Estate (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SRS	$90	0.95%

How Did the Fund Perform Last Year?

UltraShort Real Estate (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Real Estate Select Sector Index (the “Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of -11.01% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 9.08% and a volatility of 13.49%. The Index performance was driven by gains in real estate shares, supported by income-oriented demand and expectations that interest-rate pressures would stabilize. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	UltraShort Real Estate : $1,581	S&P Real Estate Select Sector Index : $19,627	S&P 500® Index : $42,817
5/31/2016	10,000	10,000	10,000
6/30/2016	8,837.97	10,638	10,026
7/31/2016	8,185.89	10,947.57	10,395.9594
8/31/2016	8,739.18	10,556.74	10,410.513743
9/30/2016	8,897.54	10,415.28	10,412.595846
10/31/2016	9,776.15	9,843.48	10,223.086602
11/30/2016	10,138.91	9,541.28	10,601.340806
12/31/2016	9,276.68	9,956.33	10,811.247354
1/31/2017	9,212.54	9,950.36	11,016.661053
2/28/2017	8,439.06	10,416.03	11,454.022497
3/31/2017	8,649.18	10,308.75	11,467.767324
4/30/2017	8,546.39	10,319.06	11,585.885328
5/31/2017	8,543.2	10,393.35	11,749.246311
6/30/2017	8,201.18	10,592.91	11,822.091638
7/31/2017	7,990.23	10,720.02	12,065.626726
8/31/2017	7,875.97	10,842.23	12,103.030169
9/30/2017	7,994.14	10,691.52	12,352.35259
10/31/2017	7,984.89	10,771.71	12,640.162405
11/30/2017	7,593.23	11,091.63	13,028.215391
12/31/2017	7,605.28	11,036.17	13,172.828582
1/31/2018	8,040.15	10,827.59	13,927.63166
2/28/2018	9,141.81	10,101.06	13,413.702052
3/31/2018	8,482	10,482.88	13,072.994019
4/30/2018	8,430.81	10,417.88	13,122.671397
5/31/2018	7,906.59	10,653.33	13,438.927777
6/30/2018	7,306.82	11,126.33	13,522.24913
7/31/2018	7,182.78	11,246.5	14,025.276797
8/31/2018	6,867.51	11,526.54	14,482.500821
9/30/2018	7,234.28	11,221.08	14,565.051075
10/31/2018	7,605.9	11,033.69	13,568.801582
11/30/2018	6,950.71	11,654.89	13,845.605134
12/31/2018	8,052.83	10,791.26	12,595.346991
1/31/2019	6,481.79	11,955.64	13,604.234285
2/28/2019	6,399.43	12,088.34	14,040.930205
3/31/2019	5,910.62	12,683.09	14,313.324251
4/30/2019	5,920.13	12,623.48	14,893.013883
5/31/2019	5,934.68	12,769.91	13,947.307502
6/30/2019	5,731.11	12,994.66	14,930.59268
7/31/2019	5,530.33	13,220.77	15,145.593215
8/31/2019	5,162.72	13,864.62	14,906.292842
9/30/2019	4,982.37	13,996.34	15,185.040518
10/31/2019	4,911.07	13,980.94	15,514.555898
11/30/2019	5,013.62	13,740.47	16,077.734277
12/31/2019	4,918.96	13,920.47	16,563.281852
1/31/2020	4,771.28	14,118.14	16,556.656539
2/29/2020	5,449.69	13,223.05	15,194.043706
3/31/2020	6,436.61	11,246.2	13,317.579308
4/30/2020	4,958.68	12,312.34	15,024.892976
5/31/2020	4,618.17	12,547.51	15,740.077881
6/30/2020	4,230.78	12,733.21	16,053.305431
7/31/2020	3,858.91	13,242.54	16,958.711857
8/31/2020	3,814.77	13,249.16	18,178.04324
9/30/2020	3,927.82	12,978.88	17,487.277597
10/31/2020	4,126.45	12,549.28	17,022.116013
11/30/2020	3,480.44	13,427.73	18,886.037716
12/31/2020	3,289.08	13,631.83	19,611.261564
1/31/2021	3,281.08	13,704.08	19,413.187823
2/28/2021	3,120.82	13,915.12	19,948.991807
3/31/2021	2,772.73	14,861.35	20,822.757648
4/30/2021	2,365.18	16,091.87	21,934.692906
5/31/2021	2,302.6	16,286.58	22,088.235756
6/30/2021	2,187.11	16,806.12	22,602.89165
7/31/2021	1,982.58	17,585.92	23,140.840471
8/31/2021	1,896.59	18,080.09	23,844.322021
9/30/2021	2,115.93	16,953.7	22,735.561047
10/31/2021	1,834.2	18,233.7	24,329.323877
11/30/2021	1,907.76	18,076.89	24,161.451542
12/31/2021	1,577.85	19,926.16	25,243.884571
1/31/2022	1,855.23	18,232.44	23,938.775739
2/28/2022	2,012.15	17,337.22	23,223.006344
3/31/2022	1,753.3	18,687.79	24,084.579879
4/30/2022	1,874.19	18,022.51	21,984.404514
5/31/2022	2,008.33	17,117.78	22,023.976442
6/30/2022	2,268.99	15,936.65	20,206.998386
7/31/2022	1,902.54	17,297.64	22,070.083637
8/31/2022	2,133.64	16,327.24	21,169.624224
9/30/2022	2,761.45	14,178.58	19,219.901833
10/31/2022	2,548.28	14,469.24	20,776.713882
11/30/2022	2,209.6	15,467.62	21,938.132188
12/31/2022	2,435.1	14,720.53	20,674.495774
1/31/2023	2,002.67	16,179.34	21,972.854108
2/28/2023	2,270.54	15,221.52	21,436.716468
3/31/2023	2,336.14	15,008.42	22,223.443962
4/30/2023	2,300.15	15,154	22,570.129688
5/31/2023	2,531.79	14,470.55	22,667.181246
6/30/2023	2,283.75	15,279.46	24,165.481926
7/31/2023	2,242.98	15,470.45	24,941.193896
8/31/2023	2,405.27	15,006.34	24,544.628913
9/30/2023	2,806.33	13,918.38	23,373.850114
10/31/2023	2,964.11	13,530.06	22,882.999262
11/30/2023	2,334.15	15,215.9	24,972.217094
12/31/2023	1,977.18	16,539.68	26,105.95575
1/31/2024	2,189.1	15,755.7	26,544.535807
2/29/2024	2,089.03	16,162.2	27,962.014019
3/31/2024	2,032.03	16,449.89	28,862.39087
4/30/2024	2,430.39	15,051.65	27,684.805323
5/31/2024	2,213.68	15,816.27	29,057.971667
6/30/2024	2,146.93	16,135.76	30,101.15285
7/31/2024	1,880.88	17,300.76	30,468.386914
8/31/2024	1,689.66	18,302.48	31,208.768717
9/30/2024	1,597.31	18,908.29	31,876.636367
10/31/2024	1,717.16	18,288.1	31,586.558976
11/30/2024	1,589.92	19,041.56	33,440.689988
12/31/2024	1,906.56	17,405.89	32,644.801566
1/31/2025	1,841.14	17,726.16	33,552.32705
2/28/2025	1,706.72	18,474.21	33,116.146798
3/31/2025	1,794.51	18,028.98	31,251.707733
4/30/2025	1,802.71	17,812.63	31,039.196121
5/31/2025	1,776.66	17,988.98	32,991.561557
6/30/2025	1,781.85	18,017.76	34,670.83204
7/31/2025	1,793.94	18,001.54	35,447.458678
8/31/2025	1,730.26	18,393.98	36,167.042089
9/30/2025	1,726.9	18,471.23	37,487.139125
10/31/2025	1,843.53	17,915.25	38,364.338181
11/30/2025	1,785.75	18,253.84	38,460.249026
12/31/2025	1,875.71	17,877.82	38,483.325176
1/31/2026	1,786.39	18,358.73	39,041.333391
2/28/2026	1,600.52	19,425.37	38,744.619257
3/31/2026	1,822.76	18,221	36,815.137218
4/30/2026	1,543.96	19,811.69	40,677.045112
5/31/2026	1,580.99	19,627.44	42,816.657685

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort Real Estate	-11.01%	-7.24%	-16.84%
S&P Real Estate Select Sector Index	9.08%	3.79%	6.97%
S&P 500® Index	29.78%	14.14%	15.64%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "S&P Real Estate Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Real Estate Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$16,870,738
  Number of Portfolio Holdings8
  Net Investment Advisory Fees$83,539
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
S&P Real Estate Select Sector Index Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Real Estate	100.0%

Holdings

The UltraShort Real Estate primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

UltraShort Real Estate - SRS

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SRS526

UltraShort Russell2000

TWM - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about UltraShort Russell2000 (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TWM	$71	0.95%

How Did the Fund Perform Last Year?

UltraShort Russell2000 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Russell 2000 Index (the “Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of -51.37% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 43.08% and a volatility of 19.15%. The Index performance was driven by strength in small-cap equities as investor risk appetite improved, earnings expectations strengthened and expectations for a more supportive interest-rate environment increased. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	UltraShort Russell2000 : $378	Russell 2000® Index : $28,923	Russell 3000 Index : $40,877
5/31/2016	10,000	10,000	10,000
6/30/2016	9,854.28	9,994	10,021
7/31/2016	8,729.42	10,590.6418	10,418.8337
8/31/2016	8,394.84	10,778.09616	10,445.922668
9/30/2016	8,135.6	10,897.733027	10,462.636144
10/31/2016	8,927.83	10,380.090708	10,236.643203
11/30/2016	7,146.02	11,537.470822	10,695.244819
12/31/2016	6,725.61	11,860.520005	10,903.802093
1/31/2017	6,637.49	11,906.776033	11,108.793572
2/28/2017	6,366.63	12,136.576811	11,522.040693
3/31/2017	6,313.14	12,152.354361	11,530.106121
4/30/2017	6,152.61	12,286.030259	11,652.325246
5/31/2017	6,390.08	12,036.623844	11,771.178964
6/30/2017	5,950.98	12,453.09103	11,877.119574
7/31/2017	5,854.92	12,545.243903	12,101.597134
8/31/2017	5,986.93	12,385.919306	12,124.590169
9/30/2017	5,296.71	13,158.80067	12,420.430169
10/31/2017	5,205.61	13,270.650476	12,691.195547
11/30/2017	4,908.8	13,652.84521	13,077.007891
12/31/2017	4,943.53	13,598.233829	13,207.77797
1/31/2018	4,688.28	13,953.147732	13,903.827869
2/28/2018	5,022.87	13,413.160915	13,390.776621
3/31/2018	4,862.88	13,586.19069	13,121.622011
4/30/2018	4,759.96	13,703.03193	13,171.484174
5/31/2018	4,232.12	14,534.805968	13,542.920028
6/30/2018	4,170.32	14,639.456571	13,630.949008
7/31/2018	4,026.37	14,894.183116	14,083.496515
8/31/2018	3,704.75	15,536.122408	14,577.827243
9/30/2018	3,894.45	15,161.701858	14,602.609549
10/31/2018	4,835.74	13,515.141036	13,527.857487
11/30/2018	4,653.79	13,730.031779	13,798.414636
12/31/2018	5,878.66	12,098.904003	12,513.782234
1/31/2019	4,721.2	13,460.030704	13,587.464749
2/28/2019	4,273.14	14,159.9523	14,065.743509
3/31/2019	4,438.56	13,864.009297	14,271.103364
4/30/2019	4,155.67	14,335.385613	14,840.520388
5/31/2019	4,859.56	13,220.092613	13,880.338719
6/30/2019	4,231.58	14,154.75316	14,854.738497
7/31/2019	4,186.44	14,236.850729	15,076.074101
8/31/2019	4,576.65	13,533.550303	14,768.522189
9/30/2019	4,380.75	13,815.048149	15,028.448179
10/31/2019	4,151.44	14,178.383915	15,351.559815
11/30/2019	3,828.52	14,762.533333	15,934.919088
12/31/2019	3,621.66	15,187.694293	16,395.43825
1/31/2020	3,862.46	14,700.169306	16,377.403268
2/29/2020	4,552.46	13,462.41505	15,036.09394
3/31/2020	5,629.27	10,537.03226	12,968.631023
4/30/2020	3,977.15	11,984.820492	14,685.677771
5/31/2020	3,360.4	12,765.032306	15,471.361532
6/30/2020	2,997.42	13,215.637947	15,825.655711
7/31/2020	2,797.33	13,581.711118	16,724.552955
8/31/2020	2,491.68	14,346.361454	17,935.410589
9/30/2020	2,618.05	13,867.192981	17,282.561644
10/31/2020	2,475.49	14,157.017315	16,909.258312
11/30/2020	1,728.73	16,766.155606	18,967.115049
12/31/2020	1,451.93	18,216.428066	19,820.635226
1/31/2021	1,297.05	19,132.714397	19,733.424431
2/28/2021	1,130.55	20,324.682504	20,351.080616
3/31/2021	1,074.26	20,527.929329	21,079.649302
4/30/2021	1,022.7	20,959.015845	22,165.251241
5/31/2021	1,005.21	21,003.029778	22,267.211396
6/30/2021	960.04	21,410.488556	22,817.211518
7/31/2021	1,019.79	20,637.569919	23,202.822393
8/31/2021	965.96	21,099.851486	23,864.102831
9/30/2021	1,015.61	20,477.405867	22,792.604614
10/31/2021	927.42	21,347.695616	24,333.384686
11/30/2021	998.07	20,457.496709	23,963.517238
12/31/2021	937.33	20,913.698885	24,907.679817
1/31/2022	1,125.37	18,899.709683	23,443.108244
2/28/2022	1,084.52	19,101.936576	22,852.341916
3/31/2022	1,035.59	19,338.80059	23,592.757795
4/30/2022	1,254.75	17,422.325451	21,476.48742
5/31/2022	1,211.67	17,448.45894	21,448.567987
6/30/2022	1,402.45	16,014.195615	19,653.322846
7/31/2022	1,136.23	17,686.077637	21,496.804529
8/31/2022	1,171.06	17,323.513045	20,694.97372
9/30/2022	1,411.44	15,663.920496	18,776.549656
10/31/2022	1,123.13	17,388.518142	20,316.226728
11/30/2022	1,054.43	17,795.409467	21,376.733763
12/31/2022	1,202.62	16,640.487392	20,124.057165
1/31/2023	996.73	18,262.934913	21,510.604704
2/28/2023	1,030.81	17,954.291313	21,007.256554
3/31/2023	1,128.19	17,096.076188	21,568.150303
4/30/2023	1,173.18	16,788.346817	21,798.929512
5/31/2023	1,197.59	16,633.894026	21,883.945337
6/30/2023	1,023.63	17,986.229611	23,378.618803
7/31/2023	911.58	19,086.986863	24,215.573356
8/31/2023	1,017.61	18,132.63752	23,748.212791
9/30/2023	1,154.34	17,064.62517	22,617.797862
10/31/2023	1,331.68	15,900.817733	22,018.426219
11/30/2023	1,112.67	17,339.841738	24,070.543542
12/31/2023	879.78	19,458.770398	25,346.28235
1/31/2024	953.58	18,701.82423	25,627.626084
2/29/2024	850.52	19,758.477299	27,014.080655
3/31/2024	796.11	20,465.830786	27,886.63546
4/30/2024	922.4	19,025.036299	26,659.6235
5/31/2024	842.1	19,980.093121	27,917.957729
6/30/2024	863.88	19,794.278255	28,783.414419
7/31/2024	708.21	21,805.376926	29,318.785927
8/31/2024	724.8	21,480.476809	29,957.93546
9/30/2024	715.94	21,630.840147	30,578.064724
10/31/2024	740.09	21,319.356049	30,354.844852
11/30/2024	596	23,658.089408	32,373.442034
12/31/2024	708.55	21,703.931223	31,382.814708
1/31/2025	675.56	22,272.574221	32,374.511653
2/28/2025	755.4	21,080.9915	31,752.921029
3/31/2025	865.65	19,645.375979	29,901.725733
4/30/2025	864.55	19,191.567794	29,701.384171
5/31/2025	778.01	20,216.397514	31,584.451927
6/30/2025	702.33	21,316.169538	33,188.942085
7/31/2025	680.64	21,684.939271	33,919.098811
8/31/2025	591.11	23,233.243935	34,702.629993
9/30/2025	558.11	23,955.797822	35,899.870728
10/31/2025	537.16	24,389.397762	36,668.127962
11/30/2025	524.87	24,623.535981	36,767.131907
12/31/2025	533.22	24,480.719472	36,759.778481
1/31/2026	481.36	25,790.437964	37,329.555047
2/28/2026	472.8	25,996.761468	37,150.373183
3/31/2026	519.36	24,696.923394	35,303.999636
4/30/2026	412.5	27,712.417741	38,905.007599
5/31/2026	378.35	28,923.450396	40,877.491484

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort Russell2000	-51.37%	-17.75%	-27.92%
Russell 2000® Index	43.08%	6.61%	11.20%
Russell 3000 Index	29.45%	12.91%	15.11%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"Russell 2000®" and "Russell®" are trademarks of Russell Investment Group ("Russell") and have been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by Russell Investments and Russell Investments makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$50,889,771
  Number of Portfolio Holdings10
  Net Investment Advisory Fees$235,524
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Russell 2000® Index Short Swaps	(189)%
Russell 2000® E-mini Index Futures	(11)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Industrials	19.5%
Information Technology	18.5%
Health Care	16.2%
Financials	15.9%
Consumer Discretionary	7.6%
Energy	5.6%
Real Estate	5.1%
Materials	4.7%
Utilities	2.7%
Communication Services	2.6%
Other	1.6%

Holdings

The UltraShort Russell2000 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

UltraShort Russell2000 - TWM

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

TWM526

UltraShort S&P500®

SDS - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about UltraShort S&P500® (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SDS	$75	0.91%

How Did the Fund Perform Last Year?

UltraShort S&P500 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P 500 Index (the "Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of -36.27% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the index. For the same period, the Index had a total return of 29.78% and a volatility of 11.90%. The Index performance was driven by strength in U.S. large-cap equities, supported by resilient corporate earnings, optimism regarding artificial intelligence and improved investor risk appetite. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	UltraShort S&P500® : $385	S&P 500® Index : $42,817
5/31/2016	10,000	10,000
6/30/2016	9,864.4	10,026
7/31/2016	9,163.51	10,395.9594
8/31/2016	9,132.29	10,410.513743
9/30/2016	9,085.54	10,412.595846
10/31/2016	9,417.54	10,223.086602
11/30/2016	8,734.22	10,601.340806
12/31/2016	8,391.78	10,811.247354
1/31/2017	8,081.15	11,016.661053
2/28/2017	7,477.8	11,454.022497
3/31/2017	7,457.9	11,467.767324
4/30/2017	7,309.77	11,585.885328
5/31/2017	7,110.52	11,749.246311
6/30/2017	7,028.01	11,822.091638
7/31/2017	6,756.8	12,065.626726
8/31/2017	6,719.5	12,103.030169
9/30/2017	6,460.38	12,352.35259
10/31/2017	6,179.23	12,640.162405
11/30/2017	5,825.75	13,028.215391
12/31/2017	5,710.97	13,172.828582
1/31/2018	5,113.68	13,927.63166
2/28/2018	5,441.8	13,413.702052
3/31/2018	5,696.66	13,072.994019
4/30/2018	5,634.47	13,122.671397
5/31/2018	5,382.05	13,438.927777
6/30/2018	5,330.26	13,522.24913
7/31/2018	4,967.07	14,025.276797
8/31/2018	4,676.63	14,482.500821
9/30/2018	4,639.88	14,565.051075
10/31/2018	5,302.07	13,568.801582
11/30/2018	5,079.25	13,845.605134
12/31/2018	6,045.45	12,595.346991
1/31/2019	5,166.46	13,604.234285
2/28/2019	4,868.11	14,040.930205
3/31/2019	4,695.73	14,313.324251
4/30/2019	4,357.27	14,893.013883
5/31/2019	4,973.14	13,947.307502
6/30/2019	4,349.55	14,930.59268
7/31/2019	4,242.32	15,145.593215
8/31/2019	4,348.13	14,906.292842
9/30/2019	4,200.51	15,185.040518
10/31/2019	4,025.16	15,514.555898
11/30/2019	3,758.04	16,077.734277
12/31/2019	3,549.07	16,563.281852
1/31/2020	3,553.22	16,556.656539
2/29/2020	4,173.27	15,194.043706
3/31/2020	4,354.15	13,317.579308
4/30/2020	3,273.88	15,024.892976
5/31/2020	2,944.34	15,740.077881
6/30/2020	2,768.75	16,053.305431
7/31/2020	2,467.45	16,958.711857
8/31/2020	2,141.59	18,178.04324
9/30/2020	2,278.87	17,487.277597
10/31/2020	2,377.12	17,022.116013
11/30/2020	1,915.36	18,886.037716
12/31/2020	1,772.22	19,611.261564
1/31/2021	1,797.06	19,413.187823
2/28/2021	1,693.74	19,948.991807
3/31/2021	1,542.35	20,822.757648
4/30/2021	1,385.08	21,934.692906
5/31/2021	1,359.37	22,088.235756
6/30/2021	1,294.9	22,602.89165
7/31/2021	1,230.93	23,140.840471
8/31/2021	1,156.77	23,844.322021
9/30/2021	1,266.62	22,735.561047
10/31/2021	1,101.87	24,329.323877
11/30/2021	1,112.43	24,161.451542
12/31/2021	1,011.04	25,243.884571
1/31/2022	1,115.05	23,938.775739
2/28/2022	1,171.48	23,223.006344
3/31/2022	1,073.37	24,084.579879
4/30/2022	1,270.11	21,984.404514
5/31/2022	1,237.97	22,023.976442
6/30/2022	1,441.66	20,206.998386
7/31/2022	1,200.36	22,070.083637
8/31/2022	1,298.33	21,169.624224
9/30/2022	1,561.07	19,219.901833
10/31/2022	1,318.31	20,776.713882
11/30/2022	1,169.56	21,938.132188
12/31/2022	1,319.93	20,674.495774
1/31/2023	1,171.61	21,972.854108
2/28/2023	1,236.45	21,436.716468
3/31/2023	1,154	22,223.443962
4/30/2023	1,126.95	22,570.129688
5/31/2023	1,125.68	22,667.181246
6/30/2023	1,000.31	24,165.481926
7/31/2023	948.12	24,941.193896
8/31/2023	988.59	24,544.628913
9/30/2023	1,099.75	23,373.850114
10/31/2023	1,155.56	22,882.999262
11/30/2023	978.52	24,972.217094
12/31/2023	903.78	26,105.95575
1/31/2024	881.86	26,544.535807
2/29/2024	801.2	27,962.014019
3/31/2024	759.63	28,862.39087
4/30/2024	831.84	27,684.805323
5/31/2024	763.57	29,057.971667
6/30/2024	719.36	30,101.15285
7/31/2024	707.77	30,468.386914
8/31/2024	677.42	31,208.768717
9/30/2024	654.07	31,876.636367
10/31/2024	671.66	31,586.558976
11/30/2024	603.7	33,440.689988
12/31/2024	637.78	32,644.801566
1/31/2025	607.36	33,552.32705
2/28/2025	627.22	33,116.146798
3/31/2025	703.92	31,251.707733
4/30/2025	679.37	31,039.196121
5/31/2025	603.69	32,991.561557
6/30/2025	550.69	34,670.83204
7/31/2025	531.81	35,447.458678
8/31/2025	514.91	36,167.042089
9/30/2025	483.35	37,487.139125
10/31/2025	464.14	38,364.338181
11/30/2025	463.51	38,460.249026
12/31/2025	466.57	38,483.325176
1/31/2026	456.09	39,041.333391
2/28/2026	464.98	38,744.619257
3/31/2026	515.06	36,815.137218
4/30/2026	423.55	40,677.045112
5/31/2026	384.7	42,816.657685

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort S&P500®	-36.27%	-22.31%	-27.80%
S&P 500® Index	29.78%	14.14%	15.64%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"Standard & Poor's®," "S&P®," "S&P 500®," and "Standard & Poor's 500TM" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProShares. This ETF is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$424,663,075
  Number of Portfolio Holdings18
  Net Investment Advisory Fees$3,216,302
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
S&P 500® Short Swaps	(184)%
S&P 500® E-Mini Index Futures	(16)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	38.6%
Financials	11.3%
Communication Services	10.4%
Consumer Discretionary	9.7%
Health Care	8.3%
Industrials	8.3%
Consumer Staples	4.6%
Energy	3.1%
Utilities	2.1%
Materials	1.8%
Other	1.8%

Holdings

The UltraShort S&P500® primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

UltraShort S&P500® - SDS

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SDS526

UltraShort Semiconductors

SSG - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about UltraShort Semiconductors (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SSG	$57	0.95%

How Did the Fund Perform Last Year?

UltraShort Semiconductors (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. Semiconductors Index (the “Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of -80.94% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 108.80% and a volatility of 30.96%. The Index performance was driven by strong demand related to artificial intelligence, robust semiconductor earnings expectations and investor enthusiasm for data-center infrastructure spending. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	UltraShort Semiconductors : $1	Dow Jones U.S. Semiconductors Index℠ : $246,289	S&P 500® Index : $42,817
5/31/2016	10,000	10,000	10,000
6/30/2016	9,716.62	10,052	10,026
7/31/2016	7,936.59	11,073.2832	10,395.9594
8/31/2016	7,277.77	11,543.897736	10,410.513743
9/30/2016	6,677.68	11,988.337799	10,412.595846
10/31/2016	6,974.25	11,700.617692	10,223.086602
11/30/2016	6,232.75	12,323.090553	10,601.340806
12/31/2016	5,825.25	12,658.278616	10,811.247354
1/31/2017	5,562.09	12,916.5075	11,016.661053
2/28/2017	5,298.96	13,217.462124	11,454.022497
3/31/2017	4,927.54	13,688.003776	11,467.767324
4/30/2017	4,980.14	13,586.712548	11,585.885328
5/31/2017	4,196.02	14,740.224443	11,749.246311
6/30/2017	4,623.11	13,951.622436	11,822.091638
7/31/2017	4,186.93	14,622.695475	12,065.626726
8/31/2017	3,969.65	14,961.94201	12,103.030169
9/30/2017	3,525.93	15,825.246064	12,352.35259
10/31/2017	2,865.03	17,518.547393	12,640.162405
11/30/2017	2,794.52	17,665.703191	13,028.215391
12/31/2017	2,837.48	17,490.812729	13,172.828582
1/31/2018	2,422.86	18,806.121846	13,927.63166
2/28/2018	2,310.1	18,981.01878	13,413.702052
3/31/2018	2,328.88	18,679.220581	13,072.994019
4/30/2018	2,519.23	17,762.07085	13,122.671397
5/31/2018	2,028.91	19,733.660715	13,438.927777
6/30/2018	2,276.73	18,569.374733	13,522.24913
7/31/2018	2,180.65	18,922.192853	14,025.276797
8/31/2018	2,051.05	19,487.966419	14,482.500821
9/30/2018	2,120.39	19,133.28543	14,565.051075
10/31/2018	2,625.09	16,885.124392	13,568.801582
11/30/2018	2,504.35	17,080.991835	13,845.605134
12/31/2018	2,775.33	15,967.311167	12,595.346991
1/31/2019	2,332.05	17,137.715076	13,604.234285
2/28/2019	2,006.01	18,450.464051	14,040.930205
3/31/2019	1,834.22	19,197.707845	14,313.324251
4/30/2019	1,574.64	20,647.134787	14,893.013883
5/31/2019	2,234.88	17,178.416143	13,947.307502
6/30/2019	1,714.02	19,440.813549	14,930.59268
7/31/2019	1,534.58	20,453.679935	15,145.593215
8/31/2019	1,575.69	19,946.428672	14,906.292842
9/30/2019	1,467.5	20,580.725104	15,185.040518
10/31/2019	1,278.81	21,873.194641	15,514.555898
11/30/2019	1,168.37	22,848.739122	16,077.734277
12/31/2019	1,025.26	24,340.761786	16,563.281852
1/31/2020	1,038.51	24,029.200035	16,556.656539
2/29/2020	1,114.23	22,844.560474	15,194.043706
3/31/2020	946.44	20,731.43863	13,317.579308
4/30/2020	670.38	23,548.84114	15,024.892976
5/31/2020	555.25	25,458.652156	15,740.077881
6/30/2020	488.21	26,802.86899	16,053.305431
7/31/2020	447.17	27,767.772274	16,958.711857
8/31/2020	368.96	30,366.835758	18,178.04324
9/30/2020	353.62	30,464.009633	17,487.277597
10/31/2020	364.51	29,696.31659	17,022.116013
11/30/2020	262.17	34,545.725089	18,886.037716
12/31/2020	241.3	35,858.462643	19,611.261564
1/31/2021	223.88	36,769.267594	19,413.187823
2/28/2021	193.65	38,832.023506	19,948.991807
3/31/2021	176.37	39,418.387061	20,822.757648
4/30/2021	172.71	39,449.92177	21,934.692906
5/31/2021	158.98	40,653.144384	22,088.235756
6/30/2021	136.05	43,702.130213	22,602.89165
7/31/2021	135.15	43,540.432331	23,140.840471
8/31/2021	124.92	45,051.285333	23,844.322021
9/30/2021	136.02	42,920.359537	22,735.561047
10/31/2021	112.25	46,954.873334	24,329.323877
11/30/2021	81.17	54,293.920036	24,161.451542
12/31/2021	78.6	54,098.461923	25,243.884571
1/31/2022	97.97	47,276.645875	23,938.775739
2/28/2022	93.05	47,167.909589	23,223.006344
3/31/2022	82.31	48,460.310312	24,084.579879
4/30/2022	117.12	39,587.227494	21,984.404514
5/31/2022	97.4	41,812.029679	22,023.976442
6/30/2022	134.93	34,624.541777	20,206.998386
7/31/2022	96.07	40,320.2789	22,070.083637
8/31/2022	115.53	35,997.945002	21,169.624224
9/30/2022	153.42	30,853.838661	19,219.901833
10/31/2022	132.92	32,439.725968	20,776.713882
11/30/2022	88.77	38,301.58445	21,938.132188
12/31/2022	107.88	34,390.992678	20,674.495774
1/31/2023	78.18	39,890.112407	21,972.854108
2/28/2023	69.91	41,589.431196	21,436.716468
3/31/2023	54.92	46,588.480826	22,223.443962
4/30/2023	60.93	44,207.809455	22,570.129688
5/31/2023	39.48	53,429.558508	22,667.181246
6/30/2023	33.62	57,559.66338	24,165.481926
7/31/2023	29.13	61,554.304019	24,941.193896
8/31/2023	28.82	61,129.579321	24,544.628913
9/30/2023	34.29	55,970.242827	23,373.850114
10/31/2023	38.18	52,785.53601	22,882.999262
11/30/2023	28.49	60,882.837234	24,972.217094
12/31/2023	22.91	67,738.244706	26,105.95575
1/31/2024	18.94	73,902.424974	26,544.535807
2/29/2024	13.22	86,820.56886	27,962.014019
3/31/2024	11.1	93,688.075857	28,862.39087
4/30/2024	11.94	88,919.352796	27,684.805323
5/31/2024	8.57	103,875.58794	29,057.971667
6/30/2024	6.93	114,065.78311	30,101.15285
7/31/2024	7.06	108,704.69131	30,468.386914
8/31/2024	6.6	108,769.91412	31,208.768717
9/30/2024	6.09	110,771.28054	31,876.636367
10/31/2024	5.7	113,562.71681	31,586.558976
11/30/2024	5.49	115,118.52603	33,440.689988
12/31/2024	5.16	117,927.41807	32,644.801566
1/31/2025	5.37	111,111.2133	33,552.32705
2/28/2025	5.27	110,266.76808	33,116.146798
3/31/2025	6.5	96,891.409112	31,251.707733
4/30/2025	5.16	98,218.821417	31,039.196121
5/31/2025	3.5	117,960.80452	32,991.561557
6/30/2025	2.56	137,648.4628	34,670.83204
7/31/2025	2.19	148,701.63436	35,447.458678
8/31/2025	2.19	148,210.91897	36,167.042089
9/30/2025	1.83	161,683.2915	37,487.139125
10/31/2025	1.44	179,824.15681	38,364.338181
11/30/2025	1.59	169,358.39088	38,460.249026
12/31/2025	1.55	170,357.60539	38,483.325176
1/31/2026	1.37	180,562.02595	39,041.333391
2/28/2026	1.45	173,158.98289	38,744.619257
3/31/2026	1.52	166,648.20513	36,815.137218
4/30/2026	0.91	213,293.03774	40,677.045112
5/31/2026	0.67	246,289.47068	42,816.657685

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort Semiconductors	-80.94%	-66.53%	-61.76%
Dow Jones U.S. Semiconductors Index℠	108.80%	43.35%	37.75%
S&P 500® Index	29.78%	14.14%	15.64%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "Dow Jones U.S. Semiconductors IndexSM" is a product of "Dow Jones Indexes," the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones®," "DJ," "Dow Jones Indexes" and "Dow Jones U.S. Semiconductors Index" are service marks of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProShares. ProShares have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProShares based on the Dow Jones U.S. Semiconductors Index are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$39,372,409
  Number of Portfolio Holdings11
  Net Investment Advisory Fees$70,642
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Dow Jones U.S. Semiconductors℠ Index Short Swaps	(199)%
Total	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	100.0%

Holdings

The UltraShort Semiconductors primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

UltraShort Semiconductors - SSG

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SSG526

UltraShort SmallCap600

SDD - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about UltraShort SmallCap600 (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SDD	$75	0.95%

How Did the Fund Perform Last Year?

UltraShort SmallCap600 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P SmallCap 600 Index (the “Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of -43.14% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 33.33% and a volatility of 17.56%. The Index performance was driven by strength in small-cap equities as investor risk appetite improved, earnings expectations strengthened and expectations for a more supportive interest-rate environment increased. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	UltraShort SmallCap600 : $423	S&P SmallCap 600® Index : $27,888	S&P Composite 1500 Index : $41,396
5/31/2016	10,000	10,000	10,000
6/30/2016	9,735.37	10,061	10,028
7/31/2016	8,772.13	10,573.1	10,406.06
8/31/2016	8,511.13	10,716.9	10,426.87
9/30/2016	8,328.15	10,785.49	10,425.83
10/31/2016	9,092.84	10,302.3	10,220.44
11/30/2016	7,097.22	11,595.24	10,658.89
12/31/2016	6,605.86	11,986	10,876.33
1/31/2017	6,618.36	11,938.05	11,072.11
2/28/2017	6,388.67	12,127.87	11,491.74
3/31/2017	6,368.04	12,113.31	11,499.79
4/30/2017	6,223.17	12,222.33	11,615.93
5/31/2017	6,478.24	11,962	11,750.68
6/30/2017	6,085.64	12,319.66	11,841.16
7/31/2017	5,958.27	12,439.16	12,070.88
8/31/2017	6,254.79	12,120.72	12,081.74
9/30/2017	5,379.89	13,055.23	12,366.87
10/31/2017	5,272.07	13,179.25	12,648.83
11/30/2017	4,908.42	13,643.16	13,043.48
12/31/2017	4,952.32	13,572.22	13,173.91
1/31/2018	4,704.74	13,915.59	13,889.26
2/28/2018	5,037.53	13,377.06	13,369.8
3/31/2018	4,808.49	13,649.95	13,079.67
4/30/2018	4,692.91	13,790.55	13,126.76
5/31/2018	4,139.13	14,681.42	13,474.62
6/30/2018	4,046.08	14,847.32	13,558.16
7/31/2018	3,800.15	15,316.49	14,042.19
8/31/2018	3,460.99	16,056.28	14,505.58
9/30/2018	3,696.18	15,547.29	14,554.9
10/31/2018	4,553.59	13,917.94	13,517.14
11/30/2018	4,397.82	14,126.71	13,799.64
12/31/2018	5,582.21	12,421.61	12,520.42
1/31/2019	4,537.85	13,743.27	13,553.35
2/28/2019	4,172.01	14,341.1	14,001.97
3/31/2019	4,445.41	13,863.55	14,228.8
4/30/2019	4,121.54	14,400.06	14,803.64
5/31/2019	4,918.35	13,142.94	13,838.44
6/30/2019	4,247.67	14,122.09	14,820.97
7/31/2019	4,155.14	14,283.08	15,029.95
8/31/2019	4,502.47	13,638.91	14,754.9
9/30/2019	4,204.39	14,094.45	15,047.05
10/31/2019	4,035.07	14,369.29	15,361.53
11/30/2019	3,794.5	14,809	15,909.94
12/31/2019	3,578.91	15,251.78	16,387.24
1/31/2020	3,874.16	14,646.29	16,338.08
2/29/2020	4,681.91	13,238.78	14,975.48
3/31/2020	5,950.86	10,273.29	13,016.69
4/30/2020	4,246.94	11,578	14,694.54
5/31/2020	3,690.44	12,077.01	15,413.1
6/30/2020	3,234.3	12,528.69	15,719.82
7/31/2020	2,933.59	13,043.62	16,592.27
8/31/2020	2,692.71	13,564.06	17,738.8
9/30/2020	2,915.56	12,926.55	17,066.5
10/31/2020	2,733.61	13,260.06	16,677.38
11/30/2020	1,900.04	15,669.41	18,561.93
12/31/2020	1,605.27	16,973.1	19,324.82
1/31/2021	1,396.38	18,040.71	19,193.41
2/28/2021	1,189.35	19,420.83	19,794.17
3/31/2021	1,086.06	20,067.54	20,659.17
4/30/2021	1,034.82	20,476.92	21,731.38
5/31/2021	980.88	20,902.84	21,883.5
6/30/2021	965.05	20,973.91	22,338.68
7/31/2021	998.82	20,472.63	22,814.49
8/31/2021	950.15	20,886.18	23,487.52
9/30/2021	989.34	20,378.65	22,416.49
10/31/2021	918.37	21,077.63	23,952.02
11/30/2021	949.74	20,594.95	23,746.03
12/31/2021	856.54	21,527.91	24,819.35
1/31/2022	981.7	19,962.83	23,494
2/28/2022	945	20,242.31	22,869.06
3/31/2022	923.07	20,317.2	23,669.47
4/30/2022	1,070.98	18,730.43	21,631.53
5/31/2022	1,008.4	19,080.69	21,687.77
6/30/2022	1,178.69	17,449.29	19,879.01
7/31/2022	965.25	19,195.96	21,733.73
8/31/2022	1,046.72	18,353.26	20,857.86
9/30/2022	1,273.19	16,539.96	18,932.68
10/31/2022	992.56	18,585.95	20,511.66
11/30/2022	900.61	19,360.99	21,656.21
12/31/2022	1,033.49	18,061.86	20,406.65
1/31/2023	861.76	19,775.94	21,741.24
2/28/2023	883.1	19,532.69	21,225.98
3/31/2023	973.6	18,524.8	21,869.12
4/30/2023	1,033.06	18,009.81	22,157.8
5/31/2023	1,072.95	17,694.64	22,197.68
6/30/2023	911.94	19,150.91	23,702.68
7/31/2023	822.67	20,206.13	24,489.61
8/31/2023	902.86	19,369.59	24,065.94
9/30/2023	1,025.11	18,207.42	22,905.96
10/31/2023	1,156.5	17,162.31	22,360.8
11/30/2023	980.96	18,581.64	24,391.16
12/31/2023	767.13	20,960.08	25,605.84
1/31/2024	832.46	20,132.16	25,948.96
2/29/2024	779.18	20,800.55	27,329.45
3/31/2024	735.22	21,474.49	28,244.98
4/30/2024	827.49	20,269.77	27,050.22
5/31/2024	755.94	21,291.36	28,383.79
6/30/2024	796.39	20,805.92	29,280.72
7/31/2024	647.28	23,052.96	29,775.57
8/31/2024	662.9	22,721	30,424.67
9/30/2024	653.37	22,914.13	31,048.38
10/31/2024	692.65	22,309.19	30,756.53
11/30/2024	557.43	24,749.82	32,651.13
12/31/2024	658.97	22,782.21	31,736.9
1/31/2025	625.41	23,445.17	32,641.4
2/28/2025	705.33	22,106.45	32,125.66
3/31/2025	798.17	20,749.12	30,313.78
4/30/2025	825.73	19,879.73	30,056.11
5/31/2025	743.49	20,919.44	31,925.6
6/30/2025	688.78	21,764.58	33,515.49
7/31/2025	677.96	21,966.99	34,246.13
8/31/2025	590.31	23,517.86	35,002.97
9/30/2025	581.03	23,748.34	36,200.07
10/31/2025	591.57	23,539.35	36,967.51
11/30/2025	559.2	24,163.15	37,111.69
12/31/2025	562.46	24,151.06	37,133.95
1/31/2026	504.64	25,505.94	37,757.8
2/28/2026	483.73	26,059.42	37,595.45
3/31/2026	523.78	24,998.8	35,723.19
4/30/2026	430.57	27,601.17	39,420.54
5/31/2026	422.72	27,888.23	41,395.51

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort SmallCap600	-43.14%	-15.49%	-27.12%
S&P SmallCap 600® Index	33.33%	5.94%	10.80%
S&P Composite 1500 Index	29.67%	13.59%	15.26%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"Standard & Poor's®," "S&P®," and "S&P SmallCap 600®" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProShares. This ETF is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$1,435,964
  Number of Portfolio Holdings4
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
S&P SmallCap 600® Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Financials	17.6%
Industrials	17.1%
Information Technology	15.8%
Consumer Discretionary	13.1%
Health Care	11.0%
Real Estate	6.3%
Energy	5.5%
Materials	4.7%
Communication Services	4.0%
Consumer Staples	2.8%
Other	2.1%

Holdings

The UltraShort SmallCap600 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

UltraShort SmallCap600 - SDD

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SDD526

UltraShort Technology

REW - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about UltraShort Technology (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
REW	$64	0.95%

How Did the Fund Perform Last Year?

UltraShort Technology (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Technology Select Sector Index (the “Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of -65.01% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 66.37% and a volatility of 20.85%. The Index performance was driven by strength in technology shares, supported by optimism regarding artificial intelligence, cloud adoption, cybersecurity demand and strong corporate earnings. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	UltraShort Technology : $26	S&P Technology Select Sector Index : $97,570	S&P Total Market Index : $40,747
5/31/2016	10,000	10,000	10,000
6/30/2016	10,373.97	9,858	10,019
7/31/2016	8,776.51	10,554.96	10,417.76
8/31/2016	8,392.15	10,686.9	10,445.88
9/30/2016	7,951.79	10,909.19	10,464.69
10/31/2016	7,986.51	10,830.64	10,235.51
11/30/2016	7,890.31	10,842.55	10,689.97
12/31/2016	7,637.99	11,082.17	10,898.42
1/31/2017	6,940.31	11,495.54	11,109.85
2/28/2017	6,289.21	12,019.73	11,519.8
3/31/2017	5,971.59	12,285.37	11,529.02
4/30/2017	5,700	12,531.08	11,648.92
5/31/2017	5,215.32	13,023.55	11,767.74
6/30/2017	5,483.22	12,670.61	11,876
7/31/2017	5,091.17	13,236.99	12,100.46
8/31/2017	4,732.34	13,622.18	12,122.24
9/30/2017	4,687.15	13,742.06	12,418.02
10/31/2017	4,024.26	14,636.67	12,687.49
11/30/2017	3,933.73	14,850.36	13,071.93
12/31/2017	3,932.94	14,911.25	13,203.95
1/31/2018	3,411.27	15,971.44	13,905.08
2/28/2018	3,308.16	15,913.94	13,390.59
3/31/2018	3,505.34	15,328.31	13,125.46
4/30/2018	3,478.32	15,331.37	13,172.71
5/31/2018	3,005.57	16,357.04	13,545.5
6/30/2018	3,055.13	16,332.51	13,634.9
7/31/2018	2,905.88	16,677.12	14,090.31
8/31/2018	2,520.82	17,787.82	14,580.65
9/30/2018	2,556.48	17,780.71	14,603.98
10/31/2018	2,964.96	16,363.58	13,521.82
11/30/2018	3,033.17	16,055.95	13,792.26
12/31/2018	3,487.93	14,697.61	12,505.44
1/31/2019	2,881.05	15,720.57	13,582.16
2/28/2019	2,597.87	16,803.72	14,058.89
3/31/2019	2,390.07	17,615.33	14,261.34
4/30/2019	2,100.11	18,748	14,828.94
5/31/2019	2,544.38	17,118.8	13,872.48
6/30/2019	2,169.92	18,681.75	14,844.94
7/31/2019	1,985.23	19,303.85	15,063.16
8/31/2019	2,067.81	19,018.15	14,758.88
9/30/2019	1,990.63	19,305.33	15,012.73
10/31/2019	1,830.33	20,056.3	15,331
11/30/2019	1,644.44	21,135.33	15,910.52
12/31/2019	1,514.23	22,084.31	16,368.74
1/31/2020	1,390.35	22,958.85	16,349.1
2/29/2020	1,565.5	21,287.44	15,010.11
3/31/2020	1,475.45	19,448.21	12,937.21
4/30/2020	1,053.13	22,132.06	14,652.68
5/31/2020	900.18	23,692.37	15,439.53
6/30/2020	773.87	25,384.01	15,794.64
7/31/2020	673.43	26,810.59	16,687.04
8/31/2020	531.07	30,030.54	17,886.84
9/30/2020	581.76	28,417.9	17,228.6
10/31/2020	595.67	26,968.59	16,861.63
11/30/2020	478.33	30,051.09	18,922.13
12/31/2020	434.4	31,776.03	19,771.73
1/31/2021	422.42	31,483.69	19,708.46
2/28/2021	406.22	31,921.31	20,339.13
3/31/2021	384.91	32,463.97	21,046.93
4/30/2021	336.27	34,171.58	22,126.64
5/31/2021	335.65	33,860.62	22,226.21
6/30/2021	288.48	36,213.93	22,788.53
7/31/2021	265.16	37,611.79	23,180.49
8/31/2021	239.32	38,950.77	23,843.46
9/30/2021	271.71	36,699.41	22,760.96
10/31/2021	226.87	39,697.76	24,290.5
11/30/2021	211.86	41,424.61	23,933.43
12/31/2021	201.07	42,808.19	24,842.9
1/31/2022	232.77	39,931.48	23,349.84
2/28/2022	249.49	37,938.9	22,763.76
3/31/2022	226.31	39,164.32	23,501.31
4/30/2022	290.25	34,903.25	21,381.49
5/31/2022	288.6	34,665.9	21,338.73
6/30/2022	334.47	31,459.31	19,544.14
7/31/2022	261.75	35,681.15	21,377.38
8/31/2022	289.73	33,472.48	20,569.31
9/30/2022	369.82	29,459.13	18,652.25
10/31/2022	329.53	31,724.54	20,174.28
11/30/2022	278.12	33,758.08	21,239.48
12/31/2022	331.26	30,973.04	19,990.6
1/31/2023	269.04	33,850.44	21,383.94
2/28/2023	262.45	33,989.22	20,887.84
3/31/2023	206.49	37,680.45	21,437.19
4/30/2023	207.74	37,635.24	21,651.56
5/31/2023	175.04	40,962.19	21,744.66
6/30/2023	155.58	43,497.75	23,234.17
7/31/2023	148.66	44,598.25	24,070.6
8/31/2023	153.42	43,915.89	23,598.82
9/30/2023	175.83	41,083.32	22,468.43
10/31/2023	176.02	41,120.29	21,864.03
11/30/2023	138.5	46,416.59	23,917.06
12/31/2023	128.22	48,361.44	25,196.63
1/31/2024	121.27	49,686.54	25,476.31
2/29/2024	110.49	52,056.59	26,862.22
3/31/2024	108.89	52,473.04	27,729.87
4/30/2024	122.78	49,424.36	26,506.98
5/31/2024	107.46	52,913.72	27,766.06
6/30/2024	92.67	57,072.74	28,629.59
7/31/2024	98.01	55,189.34	29,156.37
8/31/2024	95.29	55,603.26	29,780.32
9/30/2024	89.92	57,076.75	30,393.79
10/31/2024	92.81	56,197.76	30,178
11/30/2024	84.31	59,063.85	32,187.85
12/31/2024	85.03	58,868.94	31,219
1/31/2025	85.54	58,462.74	32,177.42
2/28/2025	89.26	57,141.49	31,569.27
3/31/2025	104.82	52,387.31	29,700.37
4/30/2025	91.23	53,346	29,495.44
5/31/2025	75.25	58,643.26	31,386.09
6/30/2025	62.67	64,384.43	32,993.06
7/31/2025	58.73	66,721.59	33,745.3
8/31/2025	58.89	66,708.25	34,511.32
9/30/2025	51.07	71,798.08	35,701.96
10/31/2025	44.77	76,529.58	36,487.41
11/30/2025	49	72,886.77	36,545.79
12/31/2025	48.31	73,426.13	36,542.13
1/31/2026	48.33	73,404.1	37,112.19
2/28/2026	51.44	70,790.92	36,908.07
3/31/2026	55.31	67,909.73	35,084.81
4/30/2026	38.21	81,444.14	38,744.16
5/31/2026	26.33	97,570.08	40,747.23

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort Technology	-65.01%	-39.90%	-44.79%
S&P Technology Select Sector Index	66.37%	23.56%	25.57%
S&P Total Market Index	29.84%	12.88%	15.08%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "S&P Technology Select Industry Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Technology Select Industry Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$2,540,090
  Number of Portfolio Holdings9
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
S&P Technology Select Sector Index Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	100.0%

Holdings

The UltraShort Technology primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

UltraShort Technology - REW

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

REW526

UltraShort Utilities

SDP - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about UltraShort Utilities (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SDP	$88	0.95%

How Did the Fund Perform Last Year?

UltraShort Utilities (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Utilities Select Sector Index (the “Index”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2026, the Fund had a total return of -15.53% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 11.55% and a volatility of 13.41%. The Index performance was driven by gains in utilities shares, supported by defensive demand, interest-rate stabilization and investor focus on electricity demand related to data-center growth. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	UltraShort Utilities : $922	S&P Utilities Select Sector Index : $25,114	S&P Total Market Index : $40,747
5/31/2016	10,000	10,000	10,000
6/30/2016	8,609.71	10,780	10,019
7/31/2016	8,727.9	10,704.54	10,417.76
8/31/2016	9,728.38	10,102.94	10,445.88
9/30/2016	9,540.83	10,142.35	10,464.69
10/31/2016	9,341.58	10,230.58	10,235.51
11/30/2016	10,164.24	9,680.18	10,689.97
12/31/2016	9,224.64	10,158.38	10,898.42
1/31/2017	8,976.49	10,285.36	11,109.85
2/28/2017	8,114.74	10,827.4	11,519.8
3/31/2017	8,103.41	10,807.91	11,529.02
4/30/2017	7,984.98	10,893.29	11,648.92
5/31/2017	7,365.26	11,355.17	11,767.74
6/30/2017	7,747.16	11,047.44	11,876
7/31/2017	7,363.18	11,317	12,100.46
8/31/2017	6,928.7	11,684.8	12,122.24
9/30/2017	7,291.38	11,364.64	12,418.02
10/31/2017	6,748.82	11,806.72	12,687.49
11/30/2017	6,380.97	12,132.59	13,071.93
12/31/2017	7,209.45	11,386.43	13,203.95
1/31/2018	7,681.76	11,040.29	13,905.08
2/28/2018	8,266.44	10,613.03	13,390.59
3/31/2018	7,627.4	11,013.14	13,125.46
4/30/2018	7,270.4	11,244.41	13,172.71
5/31/2018	7,341.89	11,117.35	13,545.5
6/30/2018	6,985.01	11,425.3	13,634.9
7/31/2018	6,732.47	11,637.81	14,090.31
8/31/2018	6,602.13	11,768.16	14,580.65
9/30/2018	6,647.87	11,697.55	14,603.98
10/31/2018	6,459.91	11,925.65	13,521.82
11/30/2018	5,993.93	12,352.59	13,792.26
12/31/2018	6,481.86	11,856.02	12,505.44
1/31/2019	6,017.69	12,262.68	13,582.16
2/28/2019	5,590.37	12,772.8	14,058.89
3/31/2019	5,293.54	13,141.94	14,261.34
4/30/2019	5,206.52	13,264.16	14,828.94
5/31/2019	5,308.9	13,162.02	13,872.48
6/30/2019	4,970.47	13,599	14,844.94
7/31/2019	5,012.37	13,560.93	15,063.16
8/31/2019	4,561.84	14,260.67	14,758.88
9/30/2019	4,213.15	14,868.17	15,012.73
10/31/2019	4,284.66	14,755.18	15,331
11/30/2019	4,464.37	14,483.68	15,910.52
12/31/2019	4,188.67	14,981.92	16,368.74
1/31/2020	3,718.69	15,978.22	16,349.1
2/29/2020	4,552.05	14,399.57	15,010.11
3/31/2020	4,218.09	12,962.49	12,937.21
4/30/2020	3,662.55	13,379.88	14,652.68
5/31/2020	3,304.89	13,968.6	15,439.53
6/30/2020	3,576.6	13,316.27	15,794.64
7/31/2020	3,076.57	14,356.27	16,687.04
8/31/2020	3,217.11	13,975.83	17,886.84
9/30/2020	3,152.28	14,133.75	17,228.6
10/31/2020	2,847.56	14,846.09	16,861.63
11/30/2020	2,721.59	14,952.98	18,922.13
12/31/2020	2,663.21	15,057.66	19,771.73
1/31/2021	2,695.54	14,919.13	19,708.46
2/28/2021	3,007.88	14,006.07	20,339.13
3/31/2021	2,441.15	15,478.11	21,046.93
4/30/2021	2,247.93	16,140.58	22,126.64
5/31/2021	2,342.9	15,756.43	22,226.21
6/30/2021	2,420.25	15,414.52	22,788.53
7/31/2021	2,230.52	16,081.96	23,180.49
8/31/2021	2,067.87	16,722.03	23,843.46
9/30/2021	2,330.12	15,688.61	22,760.96
10/31/2021	2,101.4	16,430.68	24,290.5
11/30/2021	2,154.9	16,159.57	23,933.43
12/31/2021	1,786.78	17,717.35	24,842.9
1/31/2022	1,894.34	17,138	23,349.84
2/28/2022	1,953	16,820.94	22,763.76
3/31/2022	1,605.12	18,563.59	23,501.31
4/30/2022	1,729.53	17,774.64	21,381.49
5/31/2022	1,575.22	18,542.5	21,338.73
6/30/2022	1,724.75	17,619.09	19,544.14
7/31/2022	1,529.85	18,588.14	21,377.38
8/31/2022	1,520.79	18,682.94	20,569.31
9/30/2022	1,901.78	16,564.29	18,652.25
10/31/2022	1,774.27	16,903.86	20,174.28
11/30/2022	1,535.74	18,090.51	21,239.48
12/31/2022	1,561.48	17,994.63	19,990.6
1/31/2023	1,621.46	17,634.74	21,383.94
2/28/2023	1,826.29	16,594.29	20,887.84
3/31/2023	1,660.52	17,409.07	21,437.19
4/30/2023	1,605.93	17,734.62	21,651.56
5/31/2023	1,822.95	16,693.6	21,744.66
6/30/2023	1,777.11	16,969.04	23,234.17
7/31/2023	1,699.43	17,388.18	24,070.6
8/31/2023	1,944.49	16,317.06	23,598.82
9/30/2023	2,186.05	15,398.41	22,468.43
10/31/2023	2,119.56	15,597.05	21,864.03
11/30/2023	1,923.22	16,403.42	23,917.06
12/31/2023	1,855.49	16,718.37	25,196.63
1/31/2024	1,982.45	16,215.14	25,476.31
2/29/2024	1,943.95	16,396.75	26,862.22
3/31/2024	1,719.25	17,482.22	27,729.87
4/30/2024	1,673.27	17,770.67	26,506.98
5/31/2024	1,416.92	19,364.7	27,766.06
6/30/2024	1,598.42	18,297.71	28,629.59
7/31/2024	1,409.79	19,540.12	29,156.37
8/31/2024	1,293.6	20,489.77	29,780.32
9/30/2024	1,145.69	21,842.1	30,393.79
10/31/2024	1,173.9	21,619.31	30,178
11/30/2024	1,095.79	22,417.06	32,187.85
12/31/2024	1,299.23	20,637.15	31,219
1/31/2025	1,225.63	21,241.82	32,177.42
2/28/2025	1,191.66	21,600.8	31,569.27
3/31/2025	1,189.27	21,656.96	29,700.37
4/30/2025	1,172.83	21,678.62	29,495.44
5/31/2025	1,091.7	22,508.91	31,386.09
6/30/2025	1,091.83	22,580.94	32,993.06
7/31/2025	998.09	23,696.44	33,745.3
8/31/2025	1,038.1	23,322.04	34,511.32
9/30/2025	962.67	24,292.23	35,701.96
10/31/2025	929.04	24,802.37	36,487.41
11/30/2025	902.03	25,241.37	36,545.79
12/31/2025	1,006.51	23,951.54	36,542.13
1/31/2026	982.69	24,279.67	37,112.19
2/28/2026	806.48	26,792.62	36,908.07
3/31/2026	861.66	25,932.58	35,084.81
4/30/2026	827.43	26,474.57	38,744.16
5/31/2026	922.21	25,113.77	40,747.23

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort Utilities	-15.53%	-17.01%	-21.21%
S&P Utilities Select Sector Index	11.55%	9.76%	9.64%
S&P Total Market Index	29.84%	12.88%	15.08%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "S&P Utilities Select Industry Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Utilities Select Industry Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$4,415,797
  Number of Portfolio Holdings5
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
S&P Utilities Select Sector Index Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Utilities	100.0%

Holdings

The UltraShort Utilities primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

UltraShort Utilities - SDP

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SDP526

(b)           Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not applicable.
Item 2. Code of Ethics.
As of the end of the period, May 31, 2026, the registrant has adopted a Code of Ethics (the “Code”), as defined in Item 2 of Form N-CSR, that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 19(a)(1). There were no material amendments to the Code during the period covered by the report. There were no waivers to the code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.
The Board of Trustees has determined that William D. Fertig and Michael C. Wachs, who are “independent” for purposes of this Item 3 of Form N-CSR and serve on the Registrant’s Audit Committee, are audit committee financial experts.
Item 4. Principal Accountant Fees and Services.
(a)           Audit Fees
For the fiscal year ended May 31, 2026, PricewaterhouseCoopers LLP (“PwC”), the Fund’s independent registered public accounting firm, billed the Funds aggregate fees of $2,366,614 for professional services rendered for the audit of the Funds’ annual financial statements included in the Funds’ annual report to shareholders.
For the fiscal year ended May 31, 2025, PricewaterhouseCoopers LLP (“PwC”), the Fund’s independent registered public accounting firm, billed the Funds aggregate fees of $2,056,662 for professional services rendered for the audit of the Funds’ annual financial statements included in the Funds’ annual report to shareholders.
(b)           Audit-Related Fees
For the fiscal year ended May 31, 2026, PwC did not bill the Funds any fees for assurances and related services that are reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under the section Audit Fees above.
For the fiscal year ended May 31, 2025, PwC did not bill the Funds any fees for assurances and related services that are reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under the section Audit Fees above.
(c)           Tax Fees
For the fiscal year ended May 31, 2026, PwC billed the Funds aggregate fees of $1,217,722 for professional services rendered for tax compliance, tax advice and tax planning. The nature of the services comprising the Tax Fees was the preparation of the Funds’ federal and state income tax returns, preparation of tax returns for certain foreign jurisdictions, excise tax calculations and returns and review of the Funds’ calculations of capital gain and income distributions.
For the fiscal year ended May 31, 2025, PwC billed the Funds aggregate fees of $1,068,764 for professional services rendered for tax compliance, tax advice and tax planning. The nature of the services comprising the Tax Fees was the preparation of the Funds’ federal and state income tax returns, preparation of tax returns for certain foreign jurisdictions, excise tax calculations and returns and review of the Funds’ calculations of capital gain and income distributions.
(d)           All Other Fees
For the fiscal year ended May 31, 2026, PwC did not bill the Funds any fees for products and services other than those disclosed above.
For the fiscal year ended May 31, 2025, PwC did not bill the Funds any fees for products and services other than those disclosed above.
(e)(1)
The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee. In connection with such preapprovals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.
The Trust will use a combination of the approaches for pre-approving proposed services: (1) the proposed service may be specifically pre-approved by the Audit Committee (“specific pre-approval”), or (2) the proposed service may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”). Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally, any proposed services exceeding pre-approved cost levels will also require specific pre-approval by the Audit Committee.
(e)(2)
For the fiscal years ended May 31, 2026 and May 31, 2025, the Funds’ Audit Committee did not waive the pre-approval requirement of any non-audit services to be provided to the Funds by PwC.
(f)            Not applicable.
(g)
For the fiscal year ended May 31, 2026, PwC billed aggregate non-audit fees to the Funds of $1,217,722 as disclosed in Items 4(b), 4(c) and 4(d) above. During this period, PwC did not provide any services to the Funds’ investment adviser, ProShare Advisors LLC.
For the fiscal year ended May 31, 2025, PwC billed aggregate non-audit fees to the Funds of $1,068,764 as disclosed in Items 4(b), 4(c) and 4(d) above. During this period, PwC did not provide any services to the Funds’ investment adviser, ProShare Advisors LLC.
(h)           Not applicable.
(i)            Not applicable.
(j)            Not applicable.
Item 5. Audit Committee of Listed Registrants.
(a)           The registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act of 1934 and has a separately-designated audit committee established in accordance with Section 3(s)(58)(A) of the Exchange Act of 1934. The registrant’s audit committee members are Michael C. Wachs, Russell S. Reynolds, III and William D. Fertig.

(b)           Not applicable.
Item 6. Investments
(a)           Schedule I – Investments in securities of unaffiliated issuers are included in item 7
(b)           Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.
Not applicable.
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
(a)           Annual financial statements are included below.
PROSHARES TRUST
Distributor: SEI Investments Distribution Co.
Annual Financial
Statements and
Additional Information
MAY 31, 2026
Short 7-10 Year Treasury TBX
Short 20+ Year Treasury TBF
Short Dow30
SM
DOG
Short Financials SEF
Short FTSE China 50 YXI
Short High Yield SJB
Short MidCap400 MYY
Short MSCI EAFE EFZ
Short MSCI Emerging Markets EUM
Short QQQ
®
PSQ
Short Real Estate REK
Short Russell2000 RWM
Short S&P500
®
SH
Short SmallCap600 SBB
Ultra 7-10 Year Treasury UST
Ultra 20+ Year Treasury UBT
Ultra Communication Services LTL
Ultra Consumer Discretionary UCC
Ultra Consumer Staples UGE
Ultra Copper K-1 Free ETF UCOP
Ultra Dow30
SM
DDM
Ultra Energy DIG
Ultra Financials UYG
Ultra FTSE China 50 XPP
Ultra FTSE Europe UPV
Ultra Health Care RXL
Ultra High Yield UJB
Ultra Industrials UXI
Ultra Materials UYM
Ultra MidCap400 MVV
Ultra MSCI Brazil Capped UBR
Ultra MSCI EAFE EFO
Ultra MSCI Emerging Markets
EET
Ultra MSCI Japan EZJ
Ultra Nasdaq Biotechnology BIB
Ultra Nasdaq Cloud Computing SKYU
Ultra Nasdaq Cybersecurity UCYB
Ultra Palladium K-1 Free ETF UPAL
Ultra Platinum K-1 Free ETF UPLT
Ultra QQQ
®
QLD
Ultra QQQ Mega QQUP
Ultra QQQ Top 30 QQXL
Ultra Real Estate URE
Ultra Russell2000 UWM
Ultra S&P500
®
SSO
Ultra S&P 500 Equal Weight URSP
Ultra Semiconductors USD
Ultra SmallCap600 SAA
Ultra Technology ROM
Ultra Utilities UPW
UltraPro Dow30
SM
UDOW
UltraPro MidCap400 UMDD
UltraPro QQQ
®
TQQQ
UltraPro Russell2000 URTY
UltraPro S&P500
®
UPRO
UltraPro Short 20+ Year Treasury TTT
UltraPro Short Dow30
SM
SDOW
UltraPro Short MidCap400 SMDD
UltraPro Short QQQ
®
SQQQ
UltraPro Short Russell2000 SRTY
UltraPro Short S&P500
®
SPXU
UltraShort 7-10 Year Treasury PST
UltraShort 20+ Year Treasury
TBT
UltraShort Consumer
Discretionary
SCC
UltraShort Consumer Staples SZK
UltraShort Dow30
SM
DXD
UltraShort Energy DUG
UltraShort Financials SKF
UltraShort FTSE China 50 FXP
UltraShort FTSE Europe EPV
UltraShort Health Care RXD
UltraShort Industrials SIJ
UltraShort Materials SMN
UltraShort MidCap400 MZZ
UltraShort MSCI Brazil Capped BZQ
UltraShort MSCI EAFE EFU
UltraShort MSCI Emerging
Markets
EEV
UltraShort MSCI Japan EWV
UltraShort Nasdaq
Biotechnology
BIS
UltraShort QQQ
®
QID
UltraShort QQQ Mega QQDN
UltraShort Real Estate SRS
UltraShort Russell2000 TWM
UltraShort S&P500
®
SDS
UltraShort Semiconductors SSG
UltraShort SmallCap600 SDD
UltraShort Technology REW
UltraShort Utilities SDP

TABLE OF CONTENTS
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Table of Contents
1 Schedule of Portfolio Investments
241 Statements of Assets and Liabilities
260 Statements of Operations
279 Statements of Changes in Net Assets
310 Financial Highlights
356 Notes to Financial Statements
389 Report of Independent Registered Public Accounting Firm
390 Miscellaneous Information
391 Form N-CSR – Items 8-11

SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2026 :: 1
PROSHARES TRUST
SCHEDULE OF PORTFOLIO INVESTMENTS

SHORT 7-10 YEAR TREASURY :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TBX
::
See accompanying notes to the financial statements.
Investments
Shares Value
Exchange Traded Funds — 55 .2%
ProShares GENIUS Money
Market ETF, 3.53%(a)(b)
(Cost $9,003,600) 90,000 $ 9,010,800
Principal
Amount
Short-Term Investments — 33 .7%
Repurchase Agreements (c) — 33 .7%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $5,500,761
(Cost $5,499,112) $ 5,499,112
5,499,112
Total Investments — 88.9%
(Cost $14,502,712) 14,509,912
Other assets less liabilities — 11.1% 1,809,046
Net Assets — 100.0% $ 16,318,958
(a) Affiliated company as defined under the Investment Company
Act of 1940.
(b) Represents 7-day effective yield as of May 31, 2026.
(c) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 344,252
Aggregate gross unrealized depreciation —
Net unrealized appreciation $ 344,252
Federal income tax cost $ 14,502,712
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
May 31, 2026
($)
Shares held
at May 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF — 9,003,600 – – 7,200 9,010,800 90,000 77,985
Swap Agreements
a
Short 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(3,302,511) 11/4/2026
Bank of
America NA (3.13)%
ICE U.S. Treasury
7-10 Year Bond Index 64,274 — — 64,274
(7,373,923) 11/4/2026 Citibank NA (3.15)%
ICE U.S. Treasury
7-10 Year Bond Index 169,789 (169,789) — —
(5,770,882) 12/7/2026
Goldman Sachs
International (3.40)%
ICE U.S. Treasury
7-10 Year Bond Index 102,989 — — 102,989
(16,447,316) 337,052
Total Unrealized
Appreciation
337,052
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2026 :: SHORT 20+ YEAR TREASURY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TBF
::
See accompanying notes to the financial statements.
Investments
Shares Value
Exchange Traded Funds (a) — 50 .5%
ProShares GENIUS Money
Market ETF, 3.53%(b)(c)
(Cost $65,031,000) 650,000 $ 65,078,000
Principal
Amount
Short-Term Investments — 50 .4%
Repurchase Agreements (d) — 50 .4%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $64,946,319
(Cost $64,926,845) $ 64,926,845
64,926,845
Total Investments — 100.9%
(Cost $129,957,845) 130,004,845
Liabilities in excess of other assets — (0.9%) (1,130,173)
Net Assets — 100.0% $ 128,874,672
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $9,406,374.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of May 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,142,712
Aggregate gross unrealized depreciation (35,871)
Net unrealized appreciation $ 1,106,841
Federal income tax cost $ 129,957,845
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
May 31, 2026
($)
Shares held
at May 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF — 65,031,000 – – 47,000 65,078,000 650,000 489,130
Futures Contracts Sold
Short 20+ Year Treasury had the following open short futures contracts as of May 31, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
U.S. Treasury Long Bond 9 9/21/2026 U.S. Dollar $ 1,011,375 $ (6,486)

See accompanying notes to the financial statements.
SHORT 20+ YEAR TREASURY :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TBF
::
Swap Agreements
a
Short 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(27,738,456) 11/4/2026
Bank of
America NA (3.32)%
ICE U.S. Treasury
20+ Year Bond Index 118,116 (118,116) — —
(6,443,259) 11/4/2026
Barclays Bank
PLC (3.40)%
ICE U.S. Treasury
20+ Year Bond Index 21,789 (21,789) — —
(42,534,339) 11/4/2026 Citibank NA (3.17)%
ICE U.S. Treasury
20+ Year Bond Index (29,385) 29,385 — —
(26,733,964) 11/4/2026
Goldman Sachs
International (3.37)%
ICE U.S. Treasury
20+ Year Bond Index 80,944 (80,944) — —
(20,110,722) 11/4/2026
Morgan
Stanley & Co.
International plc (3.45)%
ICE U.S. Treasury
20+ Year Bond Index 683,359 (683,359) — —
(5,778,142) 11/4/2026
Societe
Generale (3.30)%
ICE U.S. Treasury
20+ Year Bond Index 191,504 (191,504) — —
(129,338,882) 1,066,327
Total Unrealized
Appreciation
1,095,712
Total Unrealized
Depreciation
(29,385)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2026 :: SHORT DOW30
~
SM
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

DOG
::
See accompanying notes to the financial statements.
Investments
Shares Value
Exchange Traded Funds (a) — 86 .4%
ProShares GENIUS Money
Market ETF, 3.53%(b)(c)
(Cost $90,036,000) 900,000 $ 90,108,000
Principal
Amount
Short-Term Investments — 17 .5%
Repurchase Agreements (d) — 17 .5%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $18,240,442
(Cost $18,234,974) $ 18,234,974
18,234,974
Total Investments — 103.9%
(Cost $108,270,974) 108,342,974
Liabilities in excess of other assets — (3.9%) (4,088,691)
Net Assets — 100.0% $ 104,254,283
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $6,196,126.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of May 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 72,000
Aggregate gross unrealized depreciation (17,031,034)
Net unrealized depreciation $ (16,959,034)
Federal income tax cost $ 108,270,974
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
May 31, 2026
($)
Shares held
at May 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF — 105,044,500 (15,011,691) 3,191 72,000 90,108,000 900,000 853,950
Futures Contracts Sold
Short Dow30
SM
had the following open short futures contracts as of May 31, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
DJIA CBOT E-Mini Index 80 6/18/2026 U.S. Dollar $ 20,430,800 $ (1,309,335)

See accompanying notes to the financial statements.
SHORT DOW30
~
SM
:: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

DOG
::
Swap Agreements
a
Short Dow30
SM
had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(2,347,493) 3/8/2027
Bank of
America NA (4.52)%
Dow Jones Industrial
Average
SM
(2,504,484) — 2,504,484 —
(7,144,544) 11/4/2027
Barclays Bank
PLC (4.17)%
Dow Jones Industrial
Average
SM
(921,387) 862,387 59,000 —
(15,769,030) 1/12/2027 BNP Paribas (4.22)%
Dow Jones Industrial
Average
SM
(2,766,028) 1,850,023 916,005 —
(1,939,234) 3/8/2027 Citibank NA (4.37)%
Dow Jones Industrial
Average
SM
(2,694,017) — 2,694,017 —
(12,451,920) 11/6/2026
Goldman Sachs
International (4.12)%
Dow Jones Industrial
Average
SM
(1,303,025) — 1,303,025 —
(24,342,484) 11/6/2026
Societe
Generale (4.32)%
Dow Jones Industrial
Average
SM
(2,123,619) — 2,123,619 —
(19,795,593) 11/6/2026 UBS AG (4.02)%
Dow Jones Industrial
Average
SM
(3,409,139) 187,031 3,222,108 —
(83,790,298) (15,721,699)
Total Unrealized
Depreciation
(15,721,699)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2026 :: SHORT FINANCIALS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SEF
::
See accompanying notes to the financial statements.
Investments
Shares Value
Exchange Traded Funds — 64 .9%
ProShares GENIUS Money
Market ETF, 3.53%(a)(b)
(Cost $10,009,000) 100,000 $ 10,012,000
Principal
Amount
Short-Term Investments — 27 .2%
Repurchase Agreements (c) — 27 .2%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $4,183,524
(Cost $4,182,270) $ 4,182,270
4,182,270
Total Investments — 92.1%
(Cost $14,191,270) 14,194,270
Other assets less liabilities — 7.9% 1,209,335
Net Assets — 100.0% $ 15,403,605
(a) Affiliated company as defined under the Investment Company
Act of 1940.
(b) Represents 7-day effective yield as of May 31, 2026.
(c) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 3,000
Aggregate gross unrealized depreciation (739,932)
Net unrealized depreciation $ (736,932)
Federal income tax cost $ 14,191,270
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
May 31, 2026
($)
Shares held
at May 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF — 10,009,000 – – 3,000 10,012,000 100,000 12,554

See accompanying notes to the financial statements.
SHORT FINANCIALS :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SEF
::
Swap Agreements
a
Short Financials had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(916,291) 3/8/2027
Bank of
America NA (4.07)%
S&P Financial Select
Sector Index
f
(30,083) — 30,083 —
(1,473,812) 3/15/2028
Barclays Bank
PLC (4.27)%
S&P Financial Select
Sector Index
f
(13,431) — 13,431 —
(1,594,460) 3/15/2028 BNP Paribas (4.12)%
S&P Financial Select
Sector Index
f
(23,142) — 23,142 —
(3,841,689) 4/15/2027 Citibank NA (4.02)%
S&P Financial Select
Sector Index
f
(407,900) — 407,900 —
(1,877,030) 3/8/2027
Goldman Sachs
International (3.87)%
S&P Financial Select
Sector Index
f
(143,685) — 143,685 —
(788,023) 3/15/2028
J.P. Morgan
Securities, LLC (4.27)%
S&P Financial Select
Sector Index
f
(11,395) — — (11,395)
(1,158,857) 3/15/2028
Societe
Generale (3.97)%
S&P Financial Select
Sector Index
f
(17,551) — 17,551 —
(3,739,456) 11/15/2027 UBS AG (3.92)%
S&P Financial Select
Sector Index
f
(92,745) — 92,745 —
(15,389,618) (739,932)
Total Unrealized
Depreciation
(739,932)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of Ultra Financials for the components of the underlying reference instrument and their relative weightings.

MAY 31, 2026 :: SHORT FTSE CHINA 50
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

YXI
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 70 .1%
Repurchase Agreements (a) — 70 .1%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $3,205,276
(Cost $3,204,314) $ 3,204,314
$ 3,204,314
Total Investments — 70.1%
(Cost $3,204,314) 3,204,314
Other assets less liabilities — 29.9% 1,365,478
Net Assets — 100.0% $ 4,569,792
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 384,731
Aggregate gross unrealized depreciation (172,223)
Net unrealized appreciation $ 212,508
Federal income tax cost $ 3,204,314
Swap Agreements
a
Short FTSE China 50 had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(1,124,232) 11/6/2026
Bank of
America NA (2.92)%
iShares
®
China
Large-Cap ETF
f
128,583 — — 128,583
(561,613) 11/6/2026 Citibank NA (2.39)%
iShares
®
China
Large-Cap ETF
f
58,816 — — 58,816
(67,525) 11/6/2026
Goldman Sachs
International (3.12)%
iShares
®
China
Large-Cap ETF
f
112,624 (92,322) — 20,302
(756,778) 11/6/2026
Societe
Generale (3.47)%
iShares
®
China
Large-Cap ETF
f
(172,223) — 172,223 —
(2,061,171) 11/9/2026 UBS AG (3.72)%
iShares
®
China
Large-Cap ETF
f
84,708 — — 84,708
(4,571,319) 212,508
Total Unrealized
Appreciation
384,731
Total Unrealized
Depreciation
(172,223)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

SHORT HIGH YIELD :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SJB
::
See accompanying notes to the financial statements.
Investments
Shares Value
Exchange Traded Funds (a) — 97 .9%
ProShares GENIUS Money
Market ETF, 3.53%(b)(c)
(Cost $65,043,500) 650,000 $ 65,078,000
Principal
Amount
Short-Term Investments — 1 .9%
Repurchase Agreements (d) — 1 .9%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $1,267,735
(Cost $1,267,356) $ 1,267,356
1,267,356
Total Investments — 99.8%
(Cost $66,310,856) 66,345,356
Other assets less liabilities — 0.2% 159,558
Net Assets — 100.0% $ 66,504,914
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $6,785,933.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of May 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 34,500
Aggregate gross unrealized depreciation (2,157,394)
Net unrealized depreciation $ (2,122,894)
Federal income tax cost $ 66,310,856
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
May 31, 2026
($)
Shares held
at May 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF — 65,043,500 – – 34,500 65,078,000 650,000 375,690
Swap Agreements
a
Short High Yield had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(24,981,102) 3/15/2028 BNP Paribas (1.62)%
iShares
®
iBoxx $ High
Yield Corporate Bond
ETF
f
(490,347) 490,347 — —
(1,899,136) 3/8/2027 Citibank NA (1.07)%
iShares
®
iBoxx $ High
Yield Corporate Bond
ETF
f
(245,130) — 245,130 —
(5,090,257) 11/6/2026
Goldman Sachs
International (0.62)%
iShares
®
iBoxx $ High
Yield Corporate Bond
ETF
f
(518,818) — 518,818 —
(34,820,221) 11/15/2027 UBS AG (0.62)%
iShares
®
iBoxx $ High
Yield Corporate Bond
ETF
f
(903,099) 23,099 880,000 —
(66,790,716) (2,157,394)
Total Unrealized
Depreciation
(2,157,394)

See accompanying notes to the financial statements.
MAY 31, 2026 :: SHORT HIGH YIELD
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SJB
::
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the
Fund’s underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

SHORT MIDCAP400 :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MYY
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 99 .9%
Repurchase Agreements (a) — 99 .9%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $2,629,028
(Cost $2,628,240) $ 2,628,240
$ 2,628,240
Total Investments — 99.9%
(Cost $2,628,240) 2,628,240
Other assets less liabilities — 0.1% 1,666
Net Assets — 100.0% $ 2,629,906
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (1,231,856)
Net unrealized depreciation $ (1,231,856)
Federal income tax cost $ 2,628,240
Futures Contracts Sold
Short MidCap400 had the following open short futures contracts as of May 31, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
S&P Midcap 400
®
E-Mini Index 1 6/18/2026 U.S. Dollar $ 373,200 $ (36,697)
Swap Agreements
a
Short MidCap400 had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(271,935) 1/12/2027
Bank of
America NA (4.37)% S&P MidCap 400
®
(133,749) — — (133,749)
(782,277) 4/6/2027 BNP Paribas (4.07)% S&P MidCap 400
®
(517,073) — 517,073 —
(838,154) 3/8/2027 Citibank NA (4.07)% S&P MidCap 400
®
(315,310) — 315,310 —
(361,338) 11/6/2026
Societe
Generale (3.87)% S&P MidCap 400
®
(229,027) — 200,000 (29,027)
(2,253,704) (1,195,159)
Total Unrealized
Depreciation
(1,195,159)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2026 :: SHORT MSCI EAFE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EFZ
::
See accompanying notes to the financial statements.
Investments
Shares Value
Exchange Traded Funds — 83 .6%
ProShares GENIUS Money
Market ETF, 3.53%(a)(b)
(Cost $10,014,000) 100,000 $ 10,012,000
Principal
Amount
Short-Term Investments — 10 .9%
Repurchase Agreements (c) — 10 .9%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $1,311,269
(Cost $1,310,875) $ 1,310,875
1,310,875
Total Investments — 94.5%
(Cost $11,324,875) 11,322,875
Other assets less liabilities — 5.5% 653,664
Net Assets — 100.0% $ 11,976,539
(a) Affiliated company as defined under the Investment Company
Act of 1940.
(b) Represents 7-day effective yield as of May 31, 2026.
(c) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (4,355,522)
Net unrealized depreciation $ (4,355,522)
Federal income tax cost $ 11,324,875
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
(Depreciation)
($)
Value at
May 31, 2026
($)
Shares held
at May 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF — 10,014,000 – – (2,000) 10,012,000 100,000 39,898
Swap Agreements
a
Short MSCI EAFE had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(1,378,568) 11/6/2026 Citibank NA (3.62)%
iShares
®
MSCI EAFE
ETF
f
(714,294) — 714,294 —
(2,064,533) 11/6/2026
Goldman Sachs
International (3.47)%
iShares
®
MSCI EAFE
ETF
f
(962,320) — 962,320 —
(2,349,983) 11/6/2026
Societe
Generale (3.12)%
iShares
®
MSCI EAFE
ETF
f
(752,549) — 752,549 —
(6,189,174) 11/6/2026 UBS AG (3.52)%
iShares
®
MSCI EAFE
ETF
f
(1,924,359) — 1,924,359 —
(11,982,258) (4,353,522)
Total Unrealized
Depreciation
(4,353,522)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.
SHORT MSCI EAFE :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EFZ
::
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

MAY 31, 2026 :: SHORT MSCI EMERGING MARKETS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EUM
::
See accompanying notes to the financial statements.
Investments
Shares Value
Exchange Traded Funds (a) — 49 .0%
ProShares GENIUS Money
Market ETF, 3.53%(b)(c)
(Cost $5,004,500) 50,000 $ 5,006,000
Principal
Amount
Short-Term Investments — 50 .8%
Repurchase Agreements (d) — 50 .8%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $5,188,957
(Cost $5,187,399) $ 5,187,399
5,187,399
Total Investments — 99.8%
(Cost $10,191,899) 10,193,399
Other assets less liabilities — 0.2% 17,371
Net Assets — 100.0% $ 10,210,770
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,160,090.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of May 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,500
Aggregate gross unrealized depreciation (5,455,377)
Net unrealized depreciation $ (5,453,877)
Federal income tax cost $ 10,191,899
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
May 31, 2026
($)
Shares held
at May 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF — 5,004,500 – – 1,500 5,006,000 50,000 6,277

See accompanying notes to the financial statements.
SHORT MSCI EMERGING MARKETS :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EUM
::
Swap Agreements
a
Short MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(5,098,572) 11/6/2026
Bank of
America NA (3.57)%
iShares
®
MSCI
Emerging Markets
ETF
f
(2,482,962) 12,962 2,470,000 —
(655,344) 11/6/2026 Citibank NA (3.72)%
iShares
®
MSCI
Emerging Markets
ETF
f
(626,951) — 626,951 —
(803,264) 11/6/2026
Goldman Sachs
International (3.27)%
iShares
®
MSCI
Emerging Markets
ETF
f
(451,671) — 309,000 (142,671)
(1,031,698) 11/6/2026
Societe
Generale (3.37)%
iShares
®
MSCI
Emerging Markets
ETF
f
(929,909) — 929,909 —
(2,595,160) 11/6/2026 UBS AG (3.52)%
iShares
®
MSCI
Emerging Markets
ETF
f
(963,884) — 963,884 —
(10,184,038) (5,455,377)
Total Unrealized
Depreciation
(5,455,377)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

MAY 31, 2026 :: SHORT QQQ
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

PSQ
::
See accompanying notes to the financial statements.
Investments
Shares Value
Exchange Traded Funds (a) — 79 .3%
ProShares GENIUS Money
Market ETF, 3.53%(b)(c)
(Cost $505,202,000) 5,050,000 $ 505,606,000
Principal
Amount
Short-Term Investments — 51 .5%
Repurchase Agreements (d) — 17 .2%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $109,685,573
(Cost $109,652,682) $ 109,652,682
109,652,682
U.S. Treasury Obligations (a) — 34 .3%
U.S. Treasury Bills (e)
3.61%, 6/2/2026 55,000,000 54,994,559
3.62%, 6/4/2026 30,000,000 29,990,887
3.65%, 6/25/2026 10,000,000 9,975,837
3.63%, 7/30/2026 125,000,000 124,256,423
Total U.S. Treasury Obligations
(Cost $219,223,724) 219,217,706
Total Short-Term Investments
(Cost $328,876,406) 328,870,388
Total Investments — 130.8%
(Cost $834,078,406) 834,476,388
Liabilities in excess of other assets — (30.8%) (196,525,897)
Net Assets — 100.0% $ 637,950,491
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $215,876,629.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of May 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(e) The rate shown was the current yield as of May 31, 2026.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 404,038
Aggregate gross unrealized depreciation (191,548,241)
Net unrealized depreciation $ (191,144,203)
Federal income tax cost $ 834,078,406
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Loss
($)
Change in
Unrealized
Appreciation
($)
Value at
May 31, 2026
($)
Shares held
at May 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF — 825,472,400 (320,226,499) (43,901) 404,000 505,606,000 5,050,000 5,225,326
Futures Contracts Sold
Short QQQ
®
had the following open short futures contracts as of May 31, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
Nasdaq-100 E-Mini Index 143 6/18/2026 U.S. Dollar $ 86,959,015 $ (10,681,837)

See accompanying notes to the financial statements.
SHORT QQQ
®
:: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

PSQ
::
Swap Agreements
a
Short QQQ
®
had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(82,081,585) 3/8/2027
Bank of
America NA (4.47)% Nasdaq-100 Index
®
(16,764,716) 16,764,716 — —
(43,255,115) 11/4/2027
Barclays Bank
PLC (4.17)% Nasdaq-100 Index
®
(12,643,523) 12,643,523 — —
(44,650,441) 11/4/2027 BNP Paribas (4.32)% Nasdaq-100 Index
®
(16,253,874) 16,253,874 — —
(58,239,706) 11/4/2027 Citibank NA (4.47)% Nasdaq-100 Index
®
(20,763,146) 20,763,146 — —
(65,186,004) 11/6/2026
Goldman Sachs
International (4.22)% Nasdaq-100 Index
®
(22,210,889) 22,210,889 — —
(82,445,583) 4/6/2027
J.P. Morgan
Securities, LLC (4.17)% Nasdaq-100 Index
®
(25,057,789) 25,057,789 — —
(59,422,700) 1/12/2027
Morgan
Stanley & Co.
International plc (3.97)% Nasdaq-100 Index
®
(12,204,428) 12,204,428 — —
(58,573,370) 4/6/2027
Nomura Global
Financial
Products Inc. (4.42)% Nasdaq-100 Index
®
(26,102,553) 26,102,553 — —
(14,832,925) 11/6/2026
Societe
Generale (4.42)% Nasdaq-100 Index
®
(1,889,365) 1,889,365 — —
(42,276,202) 11/6/2026 UBS AG (4.14)% Nasdaq-100 Index
®
(26,970,065) 26,970,065 — —
(550,963,631) (180,860,348)
Total Unrealized
Depreciation
(180,860,348)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2026 :: SHORT REAL ESTATE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

REK
::
See accompanying notes to the financial statements.
Investments
Shares Value
Exchange Traded Funds (a) — 46 .0%
ProShares GENIUS Money
Market ETF, 3.53%(b)(c)
(Cost $5,004,500) 50,000 $ 5,006,000
Principal
Amount
Short-Term Investments — 47 .4%
Repurchase Agreements (d) — 47 .4%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $5,161,099
(Cost $5,159,553) $ 5,159,553
5,159,553
Total Investments — 93.4%
(Cost $10,164,053) 10,165,553
Other assets less liabilities — 6.6% 715,800
Net Assets — 100.0% $ 10,881,353
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $45,755.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of May 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,500
Aggregate gross unrealized depreciation (880,443)
Net unrealized depreciation $ (878,943)
Federal income tax cost $ 10,164,053
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
May 31, 2026
($)
Shares held
at May 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF — 5,004,500 – – 1,500 5,006,000 50,000 6,277

See accompanying notes to the financial statements.
SHORT REAL ESTATE :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

REK
::
Swap Agreements
a
Short Real Estate had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(1,926,722) 3/8/2027
Bank of
America NA (4.12)%
S&P Real Estate
Select Sector Index
f
(261,928) — 261,928 —
(1,760,841) 3/15/2028 BNP Paribas (4.12)%
S&P Real Estate
Select Sector Index
f
(34,475) — 34,475 —
(995,286) 4/15/2027 Citibank NA (4.07)%
S&P Real Estate
Select Sector Index
f
(187,927) — 187,927 —
(2,269,053) 3/8/2027
Goldman Sachs
International (3.87)%
S&P Real Estate
Select Sector Index
f
(75,384) — 75,384 —
(1,819,945) 3/8/2027
Societe
Generale (3.92)%
S&P Real Estate
Select Sector Index
f
(113,651) — 113,651 —
(2,100,800) 3/8/2027 UBS AG (3.92)%
S&P Real Estate
Select Sector Index
f
(207,078) — 207,078 —
(10,872,647) (880,443)
Total Unrealized
Depreciation
(880,443)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of Ultra Real Estate for the components of the underlying reference instrument and their relative weightings.

MAY 31, 2026 :: SHORT RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RWM
::
See accompanying notes to the financial statements.
Investments
Shares Value
Exchange Traded Funds (a) — 94 .0%
ProShares GENIUS Money
Market ETF, 3.53%(b)(c)
(Cost $110,049,000) 1,100,000 $ 110,132,000
Principal
Amount
Short-Term Investments — 11 .3%
Repurchase Agreements (d) — 11 .3%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $13,299,773
(Cost $13,295,784) $ 13,295,784
13,295,784
Total Investments — 105.3%
(Cost $123,344,784) 123,427,784
Liabilities in excess of other assets — (5.3%) (6,264,497)
Net Assets — 100.0% $ 117,163,287
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $11,028,018.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of May 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 83,000
Aggregate gross unrealized depreciation (43,023,605)
Net unrealized depreciation $ (42,940,605)
Federal income tax cost $ 123,344,784
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
May 31, 2026
($)
Shares held
at May 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF — 110,049,000 – – 83,000 110,132,000 1,100,000 879,057
Futures Contracts Sold
Short Russell2000 had the following open short futures contracts as of May 31, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
Russell 2000
®
E-mini Index 135 6/18/2026 U.S. Dollar $ 19,739,025 $ (2,685,617)
Swap Agreements
a
Short Russell2000 had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(10,892,058) 11/4/2027
Bank of
America NA (4.02)% Russell 2000
®
Index (2,557,791) — 2,557,791 —
(10,457,076) 11/4/2027
Barclays Bank
PLC (4.07)% Russell 2000
®
Index (4,097,952) 3,451,702 646,250 —
(10,022,094) 1/12/2027 BNP Paribas (4.02)% Russell 2000
®
Index (5,600,413) 4,446,444 1,153,969 —
(12,865,531) 3/8/2027 Citibank NA (3.97)% Russell 2000
®
Index (6,439,805) — 6,439,805 —
(12,174,909) 11/6/2026
Goldman Sachs
International (3.77)% Russell 2000
®
Index (1,993,078) — 1,993,078 —
(20,090,898) 11/6/2026
Societe
Generale (3.97)% Russell 2000
®
Index (12,672,216) — 12,672,216 —
(20,921,920) 11/6/2026 UBS AG (3.92)% Russell 2000
®
Index (6,976,733) — 6,976,733 —
(97,424,486) (40,337,988)
Total Unrealized
Depreciation
(40,337,988)

See accompanying notes to the financial statements.
SHORT RUSSELL2000 :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RWM
::
a
The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2026 :: SHORT S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SH
::
See accompanying notes to the financial statements.
Investments
Shares Value
Exchange Traded Funds (a) — 91 .3%
ProShares GENIUS Money
Market ETF, 3.53%(b)(c)
(Cost $910,397,250) 9,100,000 $ 911,092,000
Principal
Amount
Short-Term Investments — 27 .2%
Repurchase Agreements (d) — 0 .2%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $1,658,950
(Cost $1,658,453) $ 1,658,453
1,658,453
U.S. Treasury Obligations (a) — 27 .0%
U.S. Treasury Bills (e)
3.60%, 6/2/2026 75,000,000 74,992,580
3.62%, 6/4/2026 170,000,000 169,948,363
3.63%, 7/7/2026 25,000,000 24,909,475
Total U.S. Treasury Obligations
(Cost $269,851,436) 269,850,418
Total Short-Term Investments
(Cost $271,509,889) 271,508,871
Total Investments — 118.5%
(Cost $1,181,907,139) 1,182,600,871
Liabilities in excess of other assets — (18.5%) (184,377,470)
Net Assets — 100.0% $ 998,223,401
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $272,356,802.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of May 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(e) The rate shown was the current yield as of May 31, 2026.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 694,800
Aggregate gross unrealized depreciation (228,738,747)
Net unrealized depreciation $ (228,043,947)
Federal income tax cost $ 1,181,907,139
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Loss
($)
Change in
Unrealized
Appreciation
($)
Value at
May 31, 2026
($)
Shares held
at May 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF — 1,185,676,500 (275,236,830) (42,420) 694,750 911,092,000 9,100,000 8,569,275
Futures Contracts Sold
Short S&P500
®
had the following open short futures contracts as of May 31, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
S&P 500
®
E-Mini Index 333 6/18/2026 U.S. Dollar $ 126,469,238 $ (13,033,741)

See accompanying notes to the financial statements.
SHORT S&P500
®
:: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SH
::
Swap Agreements
a
Short S&P500
®
had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(128,216,715) 12/9/2027
Bank of
America NA (4.32)% S&P 500
®
(2,441,908) 2,441,908 — —
(146,749,962) 3/3/2028
Barclays Bank
PLC (4.17)% S&P 500
®
(18,642,513) 18,642,513 — —
(90,384,636) 1/12/2027 BNP Paribas (4.22)% S&P 500
®
(49,330,426) 49,330,426 — —
(36,096,246) 3/2/2028 Citibank NA (4.20)% S&P 500
®
(306,820) 306,820 — —
(95,425,375) 11/6/2026
Goldman Sachs
International (4.22)% S&P 500
®
(37,786,414) 37,786,414 — —
(83,342,760) 4/6/2027
J.P. Morgan
Securities, LLC (4.07)% S&P 500
®
(48,226,106) 48,226,106 — —
(35,398,880) 1/12/2027
Morgan
Stanley & Co.
International plc (3.97)% S&P 500
®
(11,668,670) 11,668,670 — —
(80,272,835) 11/6/2026
Societe
Generale (4.32)% S&P 500
®
(21,276,390) 13,014,435 8,261,955 —
(129,578,912) 4/6/2028 UBS AG (4.14)% S&P 500
®
(24,752,362) 24,752,362 — —
(46,283,846) 3/3/2028
Wells Fargo
Bank, N.A. (3.72)% S&P 500
®
(1,272,329) 1,266,494 5,835 —
(871,750,167) (215,703,938)
Total Unrealized
Depreciation
(215,703,938)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2026 :: SHORT SMALLCAP600
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SBB
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 94 .4%
Repurchase Agreements (a) — 94 .4%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $3,415,247
(Cost $3,414,224) $ 3,414,224
$ 3,414,224
Total Investments — 94.4%
(Cost $3,414,224) 3,414,224
Other assets less liabilities — 5.6% 202,482
Net Assets — 100.0% $ 3,616,706
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (861,750)
Net unrealized depreciation $ (861,750)
Federal income tax cost $ 3,414,224
Swap Agreements
a
Short SmallCap600 had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(968,582) 11/4/2027
Bank of
America NA (4.12)% S&P SmallCap 600
®
(276,613) — 276,613 —
(1,057,860) 3/8/2027 Citibank NA (3.97)% S&P SmallCap 600
®
(272,682) — 272,682 —
(793,395) 11/6/2026
Societe
Generale (3.67)% S&P SmallCap 600
®
(240,496) — 124,000 (116,496)
(795,079) 1/6/2028 UBS AG (3.92)% S&P SmallCap 600
®
(71,959) — 71,959 —
(3,614,916) (861,750)
Total Unrealized
Depreciation
(861,750)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRA 7-10 YEAR TREASURY :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UST
::
See accompanying notes to the financial statements.
Investments
Shares Value
Exchange Traded Funds (a) — 96 .7%
ProShares GENIUS Money
Market ETF, 3.53%(b)(c)
(Cost $15,006,000) 150,000 $ 15,018,000
Principal
Amount
Short-Term Investments — 2 .2%
Repurchase Agreements (d) — 2 .2%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $336,640
(Cost $336,538) $ 336,538
336,538
Total Investments — 98.9%
(Cost $15,342,538) 15,354,538
Other assets less liabilities — 1.1% 168,975
Net Assets — 100.0% $ 15,523,513
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $409,391.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of May 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 13,770
Aggregate gross unrealized depreciation (1,284,406)
Net unrealized depreciation $ (1,270,636)
Federal income tax cost $ 15,342,538
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
May 31, 2026
($)
Shares held
at May 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF — 15,006,000 – – 12,000 15,018,000 150,000 129,975
Futures Contracts Purchased
Ultra 7-10 Year Treasury had the following open long futures contracts as of May 31, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
U.S. 10 Year Treasury Note 6 9/21/2026 U.S. Dollar $ 659,344 $ 1,770
Swap Agreements
a
Ultra 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
10,503,802 11/4/2026
Bank of
America NA 3.13%
ICE U.S. Treasury
7-10 Year Bond Index (529,877) — 529,877 —
12,909,793 11/4/2026 Citibank NA 3.47%
ICE U.S. Treasury
7-10 Year Bond Index (263,309) 3,309 260,000 —
6,980,218 11/4/2026
Goldman Sachs
International 3.40%
ICE U.S. Treasury
7-10 Year Bond Index (491,220) — 491,220 —
30,393,813 (1,284,406)
Total Unrealized
Depreciation
(1,284,406)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRA 7-10 YEAR TREASURY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UST
::
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRA 20+ YEAR TREASURY :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UBT
::
See accompanying notes to the financial statements.
Investments
Shares Value
Exchange Traded Funds (a) — 94 .0%
ProShares GENIUS Money
Market ETF, 3.53%(b)(c)
(Cost $60,024,000) 600,000 $ 60,072,000
Principal
Amount
Short-Term Investments — 2 .2%
Repurchase Agreements (d) — 2 .2%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $1,426,786
(Cost $1,426,357) $ 1,426,357
1,426,357
Total Investments — 96.2%
(Cost $61,450,357) 61,498,357
Other assets less liabilities — 3.8% 2,454,202
Net Assets — 100.0% $ 63,952,559
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,221,564.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of May 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 59,655
Aggregate gross unrealized depreciation (4,437,004)
Net unrealized depreciation $ (4,377,349)
Federal income tax cost $ 61,450,357
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
May 31, 2026
($)
Shares held
at May 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF — 60,024,000 – – 48,000 60,072,000 600,000 519,902
Futures Contracts Purchased
Ultra 20+ Year Treasury had the following open long futures contracts as of May 31, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
U.S. Treasury Long Bond 17 9/21/2026 U.S. Dollar $ 1,910,375 $ 11,655
Swap Agreements
a
Ultra 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
26,678,196 11/4/2026
Bank of
America NA 3.32%
ICE U.S. Treasury
20+ Year Bond Index (948,665) — 948,665 —
32,115,438 11/4/2026
Barclays Bank
PLC 3.84%
ICE U.S. Treasury
20+ Year Bond Index (661,836) — 661,836 —
24,277,500 11/4/2026 Citibank NA 3.54%
ICE U.S. Treasury
20+ Year Bond Index (764,691) — 764,691 —
22,550,884 11/4/2026
Goldman Sachs
International 3.37%
ICE U.S. Treasury
20+ Year Bond Index (1,206,972) — 1,206,972 —
20,240,656 11/4/2026
Societe
Generale 3.87%
ICE U.S. Treasury
20+ Year Bond Index (854,840) — 854,840 —
125,862,674 (4,437,004)
Total Unrealized
Depreciation
(4,437,004)

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRA 20+ YEAR TREASURY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UBT
::
a
The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRA COMMUNICATION SERVICES :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

LTL
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 60 .3%
Diversified Telecommunication Services — 6.8%
AT&T, Inc. 7,081 $ 175,609
Comcast Corp., Class
a
A 7,053 175,408
Verizon Communications, Inc. 4,051 193,678
544,695
Entertainment — 18.2%
Electronic Arts, Inc. 1,005 202,729
Live Nation Entertainment, Inc.* 1,372 231,058
Netflix, Inc.* 2,194 188,728
Take-Two Interactive Software,
Inc.* 1,058 237,161
TKO Group Holdings, Inc.,
Class
a
A 853 175,019
Walt Disney Co. (The) 2,159 219,851
Warner Bros Discovery, Inc.* 7,526 203,277
1,457,823
Interactive Media & Services — 19.2%
Alphabet, Inc., Class
a
A 1,253 476,566
Alphabet, Inc., Class
a
C 1,006 378,688
Meta Platforms, Inc., Class
a
A 1,074 679,316
1,534,570
Media — 13.9%
Charter Communications, Inc.,
Class
a
A* 924 133,102
EchoStar Corp., Class
a
A* 1,733 223,886
Fox Corp., Class
a
A 2,101 134,296
Fox Corp., Class
a
B 1,482 85,052
News Corp., Class
a
A 4,771 124,523
News Corp., Class
a
B 1,576 46,997
Omnicom Group, Inc. 2,705 196,681
Paramount Skydance Corp.,
Class
a
B(b) 4,005 42,493
Trade Desk, Inc. (The), Class
a
A* 5,675 122,353
1,109,383
Wireless Telecommunication Services — 2.2%
T-Mobile US, Inc. 952 178,529
Total Common Stocks
(Cost $5,016,386)
4,825,000
Securities Lending Reinvestments (c) — 0 .5%
Investment Companies — 0 .5%
Invesco Government & Agency Portfolio,
Institutional Class 3.55% (d)
(Cost $40,545) 40,545 40,545
Investments
Principal
Amount Value
Short-Term Investments — 15 .7%
Repurchase Agreements (e) — 15 .7%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $1,254,297
(Cost $1,253,923) $ 1,253,923
$ 1,253,923
Total Investments — 76.5%
(Cost $6,310,854) 6,119,468
Other assets less liabilities — 23.5% 1,876,053
Net Assets — 100.0% $ 7,995,521
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $78,431.
(b) The security or a portion of this security is on loan at May 31,
2026. The total value of securities on loan at May 31, 2026
was $38,238, collateralized in the form of cash with a value of $40,545 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(c) The security was purchased with cash collateral held from securities on loan at May 31, 2026. The total value of securities purchased was $40,545.
(d) Rate shown is the 7-day yield as of May 31, 2026.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,155,058
Aggregate gross unrealized depreciation (660,060)
Net unrealized appreciation $ 494,998
Federal income tax cost $ 6,408,841

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRA COMMUNICATION SERVICES
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

LTL
::
Swap Agreements
a
Ultra Communication Services had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
1,846,632 4/15/2027
Bank of
America NA 4.62%
S&P Communication
Services Select
Sector Index
f
(66,749) — 66,749 —
2,582,503 11/6/2026 BNP Paribas 4.52%
S&P Communication
Services Select
Sector Index
f
283,068 (244,789) — 38,279
2,090,914 11/15/2027
Goldman Sachs
International 4.37%
S&P Communication
Services Select
Sector Index
f
(2,386) — 2,386 —
2,136,264 11/6/2026
Societe
Generale 4.67%
S&P Communication
Services Select
Sector Index
f
56,271 — — 56,271
2,526,874 11/6/2026 UBS AG 4.42%
S&P Communication
Services Select
Sector Index
f
514,167 (514,167) — —
11,183,187 784,371
Total Unrealized
Appreciation
853,506
Total Unrealized
Depreciation
(69,135)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA CONSUMER DISCRETIONARY :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UCC
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 64 .7%
Automobile Components — 0.2%
Aptiv plc* 358 $ 24,323
Automobiles — 15.1%
Ford Motor Co. 6,600 115,104
General Motors Co. 1,523 126,774
Tesla, Inc.* 3,453 1,504,783
1,746,661
Broadline Retail — 18.6%
Amazon.com, Inc.* 7,646 2,069,313
eBay, Inc. 761 83,155
2,152,468
Distributors — 0.3%
Genuine Parts Co. 234 23,096
Pool Corp. 55 9,977
33,073
Hotels, Restaurants & Leisure — 14.1%
Airbnb, Inc., Class
a
A* 713 95,050
Booking Holdings, Inc. 1,357 227,202
Carnival Corp. Ltd. 2,165 60,750
Chipotle Mexican Grill, Inc.,
Class
a
A* 2,194 69,901
Darden Restaurants, Inc. 194 39,558
Domino's Pizza, Inc. 52 16,150
DoorDash, Inc., Class
a
A* 630 100,353
Expedia Group, Inc. 197 44,481
Hilton Worldwide Holdings, Inc. 386 126,477
Las Vegas Sands Corp. 509 25,740
Marriott International, Inc.,
Class
a
A 370 138,972
McDonald's Corp. 978 273,058
MGM Resorts International* 323 14,105
Norwegian Cruise Line Holdings
Ltd.* 767 14,067
Royal Caribbean Cruises Ltd. 424 120,683
Starbucks Corp. 1,919 190,288
Wynn Resorts Ltd. 142 14,373
Yum! Brands, Inc. 468 69,241
1,640,449
Household Durables — 2.0%
DR Horton, Inc. 454 66,779
Garmin Ltd. 275 64,328
Lennar Corp., Class
a
A 363 32,590
NVR, Inc.* 5 30,524
PulteGroup, Inc. 324 38,290
232,511
Leisure Products — 0.2%
Hasbro, Inc. 225 19,388
Specialty Retail — 12.3%
AutoZone, Inc.* 28 82,185
Best Buy Co., Inc. 328 25,568
Carvana Co., Class
a
A* 1,191 86,943
Investments
Shares Value
Common Stocks (a) (continued)
Home Depot, Inc. (The) 1,222 $ 387,545
Lowe's Cos., Inc. 945 202,570
O'Reilly Automotive, Inc.* 1,418 123,196
Ross Stores, Inc. 545 126,293
TJX Cos., Inc. (The) 1,870 289,382
Tractor Supply Co. 890 28,062
Ulta Beauty, Inc.* 75 38,164
Williams-Sonoma, Inc. 201 40,917
1,430,825
Textiles, Apparel & Luxury Goods — 1.9%
Deckers Outdoor Corp.* 239 27,210
Lululemon Athletica, Inc.* 180 23,612
NIKE, Inc., Class
a
B 2,007 92,784
Ralph Lauren Corp., Class
a
A 65 23,654
Tapestry, Inc. 341 49,602
216,862
Total Common Stocks
(Cost $7,616,824)
7,496,560
Principal
Amount
Short-Term Investments — 20 .2%
Repurchase Agreements (b) — 20 .2%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $2,334,702
(Cost $2,334,002) $ 2,334,002
2,334,002
Total Investments — 84.9%
(Cost $9,950,826) 9,830,562
Other assets less liabilities — 15.1% 1,750,367
Net Assets — 100.0% $ 11,580,929
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $121,247.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 679,169
Aggregate gross unrealized depreciation (3,262,876)
Net unrealized depreciation $ (2,583,707)
Federal income tax cost $ 9,967,794

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRA CONSUMER DISCRETIONARY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UCC
::
Swap Agreements
a
Ultra Consumer Discretionary had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
3,703,027 11/6/2026 BNP Paribas 4.52%
S&P Consumer
Discretionary Select
Sector Index
f
(910,116) — 910,116 —
4,699,620 11/6/2026
Goldman Sachs
International 4.37%
S&P Consumer
Discretionary Select
Sector Index
f
(619,288) — 619,288 —
3,825,159 11/6/2026
Societe
Generale 4.77%
S&P Consumer
Discretionary Select
Sector Index
f
(734,153) — 734,153 —
3,453,879 11/6/2026 UBS AG 4.42%
S&P Consumer
Discretionary Select
Sector Index
f
(182,918) — 182,918 —
15,681,685 (2,446,475)
Total Unrealized
Depreciation
(2,446,475)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA CONSUMER STAPLES :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UGE
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 54 .6%
Beverages — 10.8%
Brown-Forman Corp., Class
a
B 728 $ 18,724
Coca-Cola Co. (The) 5,313 419,780
Constellation Brands, Inc.,
Class
a
A 598 83,014
Keurig Dr Pepper, Inc. 5,789 173,844
Molson Coors Beverage Co.,
Class
a
B 722 28,541
Monster Beverage Corp.* 3,040 267,763
PepsiCo, Inc. 1,876 270,501
1,262,167
Consumer Staples Distribution & Retail — 17.9%
Casey's General Stores, Inc. 80 61,371
Costco Wholesale Corp. 609 582,399
Dollar General Corp. 939 103,863
Dollar Tree, Inc.* 788 91,755
Kroger Co. (The) 2,481 154,194
Sysco Corp. 2,041 154,728
Target Corp. 1,930 245,245
Walmart, Inc. 6,017 696,468
2,090,023
Food Products — 9.3%
Archer-Daniels-Midland Co. 2,048 163,389
Bunge Global SA 577 71,144
Campbell's Co. (The)(b) 837 17,669
Conagra Brands, Inc. 2,038 27,065
General Mills, Inc. 2,274 76,884
Hershey Co. (The) 632 122,627
Hormel Foods Corp. 1,243 28,875
J M Smucker Co. (The) 455 46,956
Kraft Heinz Co. (The) 3,633 87,228
McCormick & Co., Inc.
(Non-Voting) 1,080 51,160
Mondelez International, Inc.,
Class
a
A 5,249 321,081
Tyson Foods, Inc., Class
a
A 1,202 73,346
1,087,424
Household Products — 8.8%
Church & Dwight Co., Inc. 1,008 96,395
Clorox Co. (The) 515 46,360
Colgate-Palmolive Co. 3,243 292,292
Kimberly-Clark Corp. 1,415 138,104
Procter & Gamble Co. (The) 3,190 457,956
1,031,107
Personal Care Products — 2.0%
Estee Lauder Cos., Inc. (The),
Class
a
A 1,053 93,665
Kenvue, Inc. 8,165 141,091
234,756
Tobacco — 5.8%
Altria Group, Inc. 4,381 304,830
Investments
Shares Value
Common Stocks (a) (continued)
Philip Morris International, Inc. 2,135 $ 378,706
683,536
Total Common Stocks
(Cost $7,296,891)
6,389,013
Securities Lending Reinvestments (c) — 0 .1%
Investment Companies — 0 .1%
Invesco Government & Agency Portfolio,
Institutional Class 3.55% (d)
(Cost $13,154) 13,154 13,154
Principal
Amount
Short-Term Investments — 32 .3%
Repurchase Agreements (e) — 32 .3%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $3,783,090
(Cost $3,781,956) $ 3,781,956
3,781,956
Total Investments — 87.0%
(Cost $11,092,001) 10,184,123
Other assets less liabilities — 13.0% 1,522,823
Net Assets — 100.0% $ 11,706,946
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $135,428.
(b) The security or a portion of this security is on loan at May 31,
2026. The total value of securities on loan at May 31, 2026
was $13,173, collateralized in the form of cash with a value of $13,154 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments and $117 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% – 4.88%, and maturity dates ranging from June 4, 2026 –
August 15, 2055. The total value of collateral is $13,271.
(c) The security was purchased with cash collateral held from securities on loan at May 31, 2026. The total value of securities purchased was $13,154.
(d) Rate shown is the 7-day yield as of May 31, 2026.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 144,547
Aggregate gross unrealized depreciation (1,445,662)
Net unrealized depreciation $ (1,301,115)
Federal income tax cost $ 11,102,582

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRA CONSUMER STAPLES
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UGE
::
Swap Agreements
a
Ultra Consumer Staples had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
5,994,001 3/8/2027
Bank of
America NA 4.62%
S&P Consumer
Staples Select Sector
Index
f
(183,005) — 183,005 —
5,570,934 3/8/2027
Goldman Sachs
International 4.37%
S&P Consumer
Staples Select Sector
Index
f
90,722 (90,722) — —
2,234,059 3/8/2027
Societe
Generale 4.52%
S&P Consumer
Staples Select Sector
Index
f
(50,441) — 50,441 —
3,239,052 3/8/2027 UBS AG 4.42%
S&P Consumer
Staples Select Sector
Index
f
(239,932) — 239,932 —
17,038,046 (382,656)
Total Unrealized
Appreciation
90,722
Total Unrealized
Depreciation
(473,378)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA COPPER K-1 FREE ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UCOP
::
See accompanying notes to the financial statements.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 564,755
Aggregate gross unrealized depreciation —
Net unrealized appreciation $ 564,755
Federal income tax cost $ —
Swap Agreements
a
Ultra Copper K-1 Free ETF had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
2,462,165 3/15/2028 Citibank NA 13.62%
United States Copper
Index 71,210 — (50,000) 21,210
2,869,886 3/15/2028
Goldman Sachs
International 6.12%
United States Copper
Index 73,420 — — 73,420
9,274,051 3/15/2028
Nomura Global
Financial
Products Inc. 6.37%
United States Copper
Index 420,125 (305,331) — 114,794
14,606,102 564,755
Total Unrealized
Appreciation
564,755
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2026 :: ULTRA DOW30
~
SM
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

DDM
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 71 .8%
Aerospace & Defense — 2.0%
Boeing Co. (The)* 45,362 $ 10,485,426
Banks — 2.6%
JPMorgan Chase & Co. 45,363 13,577,600
Beverages — 0.7%
Coca-Cola Co. (The) 45,361 3,583,973
Biotechnology — 2.9%
Amgen, Inc. 45,359 15,276,458
Broadline Retail — 2.4%
Amazon.com, Inc.* 45,366 12,277,854
Capital Markets — 8.9%
Goldman Sachs Group, Inc.
(The) 45,359 46,518,376
Chemicals — 2.6%
Sherwin-Williams Co. (The) 45,359 13,781,879
Communications Equipment — 1.0%
Cisco Systems, Inc. 45,375 5,464,058
Consumer Finance — 2.7%
American Express Co. 45,359 14,354,763
Consumer Staples Distribution & Retail — 1.0%
Walmart, Inc. 45,368 5,251,346
Diversified Telecommunication Services — 0.4%
Verizon Communications, Inc. 45,358 2,168,566
Entertainment — 0.9%
Walt Disney Co. (The) 45,368 4,619,823
Financial Services — 2.8%
Visa, Inc., Class
a
A 45,359 14,803,363
Health Care Providers & Services — 3.3%
UnitedHealth Group, Inc. 45,359 17,250,481
Hotels, Restaurants & Leisure — 2.4%
McDonald's Corp. 45,357 12,663,674
Household Products — 1.2%
Procter & Gamble Co. (The) 45,373 6,513,748
Industrial Conglomerates — 3.4%
3M Co. 45,364 6,946,589
Honeywell International, Inc. 45,367 10,790,995
17,737,584
Insurance — 2.5%
Travelers Cos., Inc. (The) 45,362 13,240,714
Investments
Shares Value
Common Stocks (a) (continued)
IT Services — 2.6%
International Business
Machines Corp. 45,365 $ 13,509,697
Machinery — 7.6%
Caterpillar, Inc. 45,359 39,728,587
Oil, Gas & Consumable Fuels — 1.6%
Chevron Corp. 45,367 8,277,663
Pharmaceuticals — 3.0%
Johnson & Johnson 45,364 10,221,870
Merck & Co., Inc. 45,369 5,386,208
15,608,078
Semiconductors & Semiconductor Equipment — 1.8%
NVIDIA Corp. 45,364 9,578,155
Software — 5.6%
Microsoft Corp. 45,359 20,422,436
Salesforce, Inc. 45,363 8,668,869
29,091,305
Specialty Retail — 2.8%
Home Depot, Inc. (The) 45,359 14,385,153
Technology Hardware, Storage & Peripherals — 2.7%
Apple, Inc. 45,368 14,157,538
Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc., Class
a
B 45,368 2,097,363
Total Common Stocks
(Cost $379,895,864)
376,003,225
Exchange Traded Funds (a) — 14 .4%
ProShares GENIUS Money
Market ETF, 3.53%(b)(c)
(Cost $75,032,500) 750,000 75,090,000
Principal
Amount
Short-Term Investments — 6 .6%
Repurchase Agreements (d) — 3 .8%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $19,695,961
(Cost $19,690,054) $ 19,690,054
19,690,054

See accompanying notes to the financial statements.
ULTRA DOW30
~
SM
:: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

DDM
::
Investments
Principal
Amount Value
U.S. Treasury Obligations (a) — 2 .8%
U.S. Treasury Bills (e)
3.62%, 6/4/2026 $ 10,000,000 $ 9,996,963
3.65%, 6/25/2026 5,000,000 4,987,918
Total U.S. Treasury Obligations
(Cost $14,984,938) 14,984,881
Total Short-Term Investments
(Cost $34,674,992) 34,674,935
Total Investments — 92.8%
(Cost $489,603,356) 485,768,160
Other assets less liabilities — 7.2% 37,587,270
Net Assets — 100.0% $ 523,355,430
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $38,456,927.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of May 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(e) The rate shown was the current yield as of May 31, 2026.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 70,642,801
Aggregate gross unrealized depreciation (36,925,179)
Net unrealized appreciation $ 33,717,622
Federal income tax cost $ 490,367,331
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
May 31, 2026
($)
Shares held
at May 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF — 75,032,500 – – 57,500 75,090,000 750,000 612,829
Futures Contracts Purchased
Ultra Dow30
SM
had the following open long futures contracts as of May 31, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
DJIA CBOT E-Mini Index 239 6/18/2026 U.S. Dollar $ 61,037,015 $ 5,059,644

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRA DOW30
~
SM
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

DDM
::
Swap Agreements
a
Ultra Dow30
SM
had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
101,401,498 3/8/2027
Bank of
America NA 4.72%
Dow Jones Industrial
Average
SM
4,912,399 (4,170,103) — 742,296
81,039,546 11/4/2027
Barclays Bank
PLC 4.57%
Dow Jones Industrial
Average
SM
2,727,287 (2,222,048) — 505,239
120,028,346 1/12/2027 BNP Paribas 4.52%
Dow Jones Industrial
Average
SM
6,991,149 (6,159,294) — 831,855
78,232,761 11/4/2027 Citibank NA 4.57%
Dow Jones Industrial
Average
SM
4,673,353 (4,178,760) (36) 494,557
151,024,176 11/4/2027
Morgan
Stanley & Co.
International plc 5.02%
SPDR
®
Dow Jones
Industrial Average
SM
ETF Trust 8,045,780 (6,871,664) — 1,174,116
46,286,441 11/6/2026
Societe
Generale 4.67%
Dow Jones Industrial
Average
SM
4,905,169 (4,777,044) — 128,125
31,691,158 1/12/2027 UBS AG 4.42%
Dow Jones Industrial
Average
SM
1,002,012 (748,564) — 253,448
609,703,926 33,257,149
Total Unrealized
Appreciation
33,257,149
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRA ENERGY :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

DIG
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 65 .4%
Energy Equipment & Services — 6.7%
Baker Hughes Co., Class
a
A 27,978 $ 1,787,234
Halliburton Co. 23,709 921,095
SLB Ltd. 42,340 2,309,647
5,017,976
Oil, Gas & Consumable Fuels — 58.7%
APA Corp. 10,042 365,830
Chevron Corp. 44,772 8,169,099
ConocoPhillips 29,255 3,334,485
Devon Energy Corp. 32,596 1,450,196
Diamondback Energy, Inc. 5,496 1,052,374
EOG Resources, Inc. 15,364 2,049,250
EQT Corp. 17,671 970,668
Expand Energy Corp. 6,744 627,057
Exxon Mobil Corp. 74,919 10,882,734
Kinder Morgan, Inc. 55,435 1,722,920
Marathon Petroleum Corp. 8,353 2,077,976
Occidental Petroleum Corp. 20,353 1,152,590
ONEOK, Inc. 17,817 1,495,559
Phillips 66 11,409 2,006,615
Targa Resources Corp. 6,078 1,550,316
Texas Pacific Land Corp. 1,640 644,520
Valero Energy Corp. 8,636 2,114,266
Williams Cos., Inc. (The) 29,864 2,131,991
43,798,446
Total Common Stocks
(Cost $44,225,769)
48,816,422
Exchange Traded Funds (a) — 6 .7%
ProShares GENIUS Money
Market ETF, 3.53%(b)(c)
(Cost $5,004,500) 50,000 5,006,000
Principal
Amount
Short-Term Investments — 5 .8%
Repurchase Agreements (d) — 5 .8%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $4,313,325
(Cost $4,312,032) $ 4,312,032
4,312,032
Total Investments — 77.9%
(Cost $53,542,301) 58,134,454
Other assets less liabilities — 22.1% 16,482,397
Net Assets — 100.0% $ 74,616,851
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $3,831,334.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of May 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 16,312,226
Aggregate gross unrealized depreciation (1,646,776)
Net unrealized appreciation $ 14,665,450
Federal income tax cost $ 53,854,566

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRA ENERGY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

DIG
::
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
May 31, 2026
($)
Shares held
at May 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF — 5,004,500 – – 1,500 5,006,000 50,000 6,277
Swap Agreements
a
Ultra Energy had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
14,978,411 11/15/2027
Bank of
America NA 4.62%
S&P Energy Select
Sector Index
f
3,916,950 (3,916,950) — —
25,843,299 1/6/2028 BNP Paribas 4.52%
S&P Energy Select
Sector Index
f
342,902 (342,902) — —
4,391,687 4/15/2027 Citibank NA 4.52%
S&P Energy Select
Sector Index
f
1,278,918 (1,278,918) — —
19,532,754 1/6/2028
Goldman Sachs
International 4.37%
S&P Energy Select
Sector Index
f
(421,503) — 421,503 —
13,876,364 4/15/2027
Societe
Generale 4.67%
S&P Energy Select
Sector Index
f
4,891,417 (4,891,417) — —
21,905,396 1/6/2028 UBS AG 4.42%
S&P Energy Select
Sector Index
f
376,878 (376,878) — —
100,527,911 10,385,562
Total Unrealized
Appreciation
10,807,065
Total Unrealized
Depreciation
(421,503)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA FINANCIALS :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UYG
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 65 .1%
Banks — 18.0%
Bank of America Corp. 407,265 $ 21,014,874
Citigroup, Inc. 107,256 13,503,531
Citizens Financial Group, Inc. 26,085 1,624,052
Fifth Third Bancorp 55,243 2,758,283
Huntington Bancshares, Inc. 124,583 2,038,178
JPMorgan Chase & Co. 165,485 49,531,315
KeyCorp 57,513 1,226,752
M&T Bank Corp. 9,320 2,014,145
PNC Financial Services Group,
Inc. (The) 24,791 5,481,786
Regions Financial Corp. 53,275 1,491,700
Truist Financial Corp. 77,488 3,735,697
US Bancorp 95,407 5,233,074
Wells Fargo & Co. 189,815 14,718,255
124,371,642
Capital Markets — 17.6%
Ameriprise Financial, Inc. 5,603 2,497,313
Ares Management Corp.,
Class
a
A 12,644 1,624,754
Bank of New York Mellon Corp.
(The) 42,242 5,889,802
Blackrock, Inc. 8,857 9,272,216
Blackstone, Inc. 45,953 5,375,122
Cboe Global Markets, Inc. 6,423 2,142,456
Charles Schwab Corp. (The) 102,520 8,955,122
CME Group, Inc. 22,132 6,053,987
Coinbase Global, Inc., Class
a
A* 13,690 2,587,821
FactSet Research Systems,
Inc.(b) 2,277 558,935
Franklin Resources, Inc. 18,858 584,975
Goldman Sachs Group, Inc.
(The) 18,409 18,879,534
Interactive Brokers Group, Inc.,
Class
a
A 27,335 2,377,325
Intercontinental Exchange, Inc. 34,854 5,153,164
Invesco Ltd. 27,252 775,592
KKR & Co., Inc. 42,130 4,041,952
Moody's Corp. 9,417 4,268,255
Morgan Stanley 73,842 15,359,136
MSCI, Inc., Class
a
A 4,509 2,846,893
Nasdaq, Inc. 27,563 2,550,129
Northern Trust Corp. 11,437 1,892,252
Raymond James Financial, Inc. 10,767 1,544,096
Robinhood Markets, Inc.,
Class
a
A* 48,508 4,574,304
S&P Global, Inc. 18,781 7,963,144
State Street Corp. 17,130 2,666,113
T. Rowe Price Group, Inc. 13,417 1,402,479
121,836,871
Consumer Finance — 2.7%
American Express Co. 32,871 10,402,685
Capital One Financial Corp. 38,367 7,210,310
Synchrony Financial 21,334 1,524,101
19,137,096
Investments
Shares Value
Common Stocks (a) (continued)
Financial Services — 18.4%
Apollo Global Management, Inc. 28,499 $ 3,668,107
Berkshire Hathaway, Inc.,
Class
a
B* 112,549 53,402,250
Block, Inc., Class
a
A* 33,614 2,545,252
Corpay, Inc.* 4,294 1,553,569
Fidelity National Information
Services, Inc. 31,784 1,366,394
Fiserv, Inc.* 33,013 1,867,215
Global Payments, Inc. 14,606 1,102,899
Jack Henry & Associates, Inc. 4,429 603,761
Mastercard, Inc., Class
a
A 49,986 24,692,084
PayPal Holdings, Inc. 56,508 2,528,733
Visa, Inc., Class
a
A 103,180 33,673,825
127,004,089
Insurance — 8.4%
Aflac, Inc. 28,652 3,221,058
Allstate Corp. (The) 15,958 3,288,784
American International Group,
Inc. 32,932 2,444,542
Aon plc, Class
a
A 13,166 4,161,246
Arch Capital Group Ltd.* 21,940 1,960,120
Arthur J Gallagher & Co. 15,772 3,171,907
Assurant, Inc. 3,074 765,026
Brown & Brown, Inc. 17,969 1,010,756
Chubb Ltd. 22,325 6,959,372
Cincinnati Financial Corp. 9,576 1,507,454
Erie Indemnity Co., Class
a
A 1,559 332,176
Everest Group Ltd. 2,498 809,427
Globe Life, Inc. 4,886 748,731
Hartford Insurance Group, Inc.
(The) 17,119 2,176,339
Loews Corp. 10,370 1,073,814
Marsh & McLennan Cos., Inc. 29,714 4,753,349
MetLife, Inc. 33,785 2,793,682
Principal Financial Group, Inc. 12,142 1,258,154
Progressive Corp. (The) 35,973 6,849,259
Prudential Financial, Inc. 21,360 2,149,670
Travelers Cos., Inc. (The) 13,272 3,873,964
W R Berkley Corp. 18,287 1,161,956
Willis Towers Watson plc 5,835 1,456,824
57,927,610
Total Common Stocks
(Cost $475,072,672)
450,277,308
Exchange Traded Funds (a) — 5 .8%
ProShares GENIUS Money
Market ETF, 3.53%(c)(d)
(Cost $40,018,500) 400,000 40,048,000
Securities Lending Reinvestments (e) — 0 .1%
Investment Companies — 0 .1%
Invesco Government & Agency Portfolio,
Institutional Class 3.55% (f)
(Cost $501,638) 501,638 501,638

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRA FINANCIALS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UYG
::
Investments
Principal
Amount Value
Short-Term Investments — 9 .1%
Repurchase Agreements (g) — 5 .5%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $38,009,355
(Cost $37,997,958) $ 37,997,958
$ 37,997,958
U.S. Treasury Obligations (a) — 3 .6%
U.S. Treasury Bills (h)
3.62%, 6/4/2026 5,000,000 4,998,481
3.65%, 6/25/2026 10,000,000 9,975,837
3.61%, 7/16/2026 10,000,000 9,954,875
Total U.S. Treasury Obligations
(Cost $24,929,638) 24,929,193
Total Short-Term Investments
(Cost $62,927,596) 62,927,151
Total Investments — 80.1%
(Cost $578,520,406) 553,754,097
Other assets less liabilities — 19.9% 137,161,495
Net Assets — 100.0% $ 690,915,592
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $87,769,626.
(b) The security or a portion of this security is on loan at May 31,
2026. The total value of securities on loan at May 31, 2026
was $505,177, collateralized in the form of cash with a value of $501,638 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(c) Affiliated company as defined under the Investment Company
Act of 1940.
(d) Represents 7-day effective yield as of May 31, 2026.
(e) The security was purchased with cash collateral held from securities on loan at May 31, 2026. The total value of securities purchased was $501,638.
(f) Rate shown is the 7-day yield as of May 31, 2026.
(g) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(h) The rate shown was the current yield as of May 31, 2026.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 143,819,924
Aggregate gross unrealized depreciation (35,913,487)
Net unrealized appreciation $ 107,906,437
Federal income tax cost $ 584,227,131
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
May 31, 2026
($)
Shares held
at May 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF — 40,018,500 – – 29,500 40,048,000 400,000 309,553

See accompanying notes to the financial statements.
ULTRA FINANCIALS :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UYG
::
Swap Agreements
a
Ultra Financials had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
216,991,958 4/15/2027
Bank of
America NA 4.72%
S&P Financial Select
Sector Index
f
13,612,337 (12,740,675) — 871,662
120,432,838 3/15/2028
Barclays Bank
PLC 4.57%
S&P Financial Select
Sector Index
f
480,764 — — 480,764
156,493,286 4/15/2027 BNP Paribas 4.52%
S&P Financial Select
Sector Index
f
23,958,861 (23,054,237) — 904,624
143,509,010 1/6/2028 Citibank NA 4.62%
S&P Financial Select
Sector Index
f
7,723,455 (7,172,403) — 551,052
91,667,791 4/15/2027
Goldman Sachs
International 4.37%
S&P Financial Select
Sector Index
f
8,245,095 (8,027,452) — 217,643
43,047,242 4/15/2027
J.P. Morgan
Securities, LLC 4.47%
S&P Financial Select
Sector Index
f
35,376,291 (35,376,291) — —
50,832,219 3/8/2027
Societe
Generale 4.67%
S&P Financial Select
Sector Index
f
20,956,179 (20,956,179) — —
112,533,563 4/15/2027 UBS AG 4.42%
S&P Financial Select
Sector Index
f
28,026,489 (27,527,713) — 498,776
935,507,907 138,379,471
Total Unrealized
Appreciation
138,379,471
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

MAY 31, 2026 :: ULTRA FTSE CHINA 50
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

XPP
::
See accompanying notes to the financial statements.
Investments
Shares Value
Exchange Traded Funds (a) — 43 .8%
ProShares GENIUS Money
Market ETF, 3.53%(b)(c)
(Cost $4,451,780) 44,500 $ 4,455,340
Principal
Amount
Short-Term Investments — 6 .4%
Repurchase Agreements (d) — 6 .4%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $652,209
(Cost $652,014) $ 652,014
652,014
Total Investments — 50.2%
(Cost $5,103,794) 5,107,354
Other assets less liabilities — 49.8% 5,059,107
Net Assets — 100.0% $ 10,166,461
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $771,024.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of May 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,095,499
Aggregate gross unrealized depreciation (2,660,599)
Net unrealized depreciation $ (1,565,100)
Federal income tax cost $ 5,103,794
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
May 31, 2026
($)
Shares held
at May 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF — 6,002,400 (1,551,564) 944 3,560 4,455,340 44,500 44,185

See accompanying notes to the financial statements.
ULTRA FTSE CHINA 50 :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

XPP
::
Swap Agreements
a
Ultra FTSE China 50 had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
4,720,881 11/6/2026
Bank of
America NA 4.62%
iShares
®
China
Large-Cap ETF
f
383,584 (383,584) — —
288,218 11/6/2026 Citibank NA 4.39%
iShares
®
China
Large-Cap ETF
f
(688,332) — 688,332 —
9,670,117 11/6/2026
Goldman Sachs
International 3.92%
iShares
®
China
Large-Cap ETF
f
(967,201) — 967,201 —
1,077,935 11/6/2026
Societe
Generale 4.57%
iShares
®
China
Large-Cap ETF
f
708,355 (708,355) — —
4,574,431 11/9/2026 UBS AG 4.22%
iShares
®
China
Large-Cap ETF
f
(1,005,066) 97,658 907,408 —
20,331,582 (1,568,660)
Total Unrealized
Appreciation
1,091,939
Total Unrealized
Depreciation
(2,660,599)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

MAY 31, 2026 :: ULTRA FTSE EUROPE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPV
::
See accompanying notes to the financial statements.
Investments
Shares Value
Exchange Traded Funds (a) — 35 .1%
ProShares GENIUS Money
Market ETF, 3.53%(b)(c)
(Cost $5,004,500) 50,000 $ 5,006,000
Principal
Amount
Short-Term Investments — 30 .3%
Repurchase Agreements (d) — 30 .3%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $4,331,806
(Cost $4,330,507) $ 4,330,507
4,330,507
Total Investments — 65.4%
(Cost $9,335,007) 9,336,507
Other assets less liabilities — 34.6% 4,944,733
Net Assets — 100.0% $ 14,281,240
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,264,616.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of May 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,563,557
Aggregate gross unrealized depreciation (114,078)
Net unrealized appreciation $ 1,449,479
Federal income tax cost $ 9,335,007
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
May 31, 2026
($)
Shares held
at May 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF — 5,004,500 – – 1,500 5,006,000 50,000 6,277

See accompanying notes to the financial statements.
ULTRA FTSE EUROPE :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPV
::
Swap Agreements
a
Ultra FTSE Europe had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
8,251,463 11/6/2026
Bank of
America NA 4.62%
Vanguard
®
FTSE
Europe ETF Shares
f
206,624 — — 206,624
8,041,285 12/16/2026 Citibank NA 4.42%
Vanguard
®
FTSE
Europe ETF Shares
f
355,147 (277,102) (77,299) 746
5,881,902 12/16/2026
Goldman Sachs
International 4.12%
Vanguard
®
FTSE
Europe ETF Shares
f
192,243 — — 192,243
995,089 11/6/2026
Societe
Generale 4.02%
Vanguard
®
FTSE
Europe ETF Shares
f
808,043 (808,043) — —
5,438,745 11/6/2026 UBS AG 3.12%
Vanguard
®
FTSE
Europe ETF Shares
f
(114,078) — 114,078 —
28,608,484 1,447,979
Total Unrealized
Appreciation
1,562,057
Total Unrealized
Depreciation
(114,078)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

MAY 31, 2026 :: ULTRA HEALTH CARE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RXL
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 78 .0%
Biotechnology — 14.0%
AbbVie, Inc. 18,435 $ 4,013,668
Amgen, Inc. 5,616 1,891,413
Biogen, Inc.* 1,530 299,880
Gilead Sciences, Inc. 12,937 1,739,121
Incyte Corp.* 1,743 168,618
Moderna, Inc.* 3,623 170,969
Regeneron Pharmaceuticals,
Inc. 1,051 646,134
Vertex Pharmaceuticals, Inc.* 2,649 1,185,533
10,115,336
Health Care Equipment & Supplies — 12.8%
Abbott Laboratories 18,132 1,552,099
Align Technology, Inc.* 696 121,765
Baxter International, Inc. 5,365 100,755
Becton Dickinson & Co. 2,969 436,799
Boston Scientific Corp.* 15,464 747,066
Cooper Cos., Inc. (The)* 2,044 125,113
Dexcom, Inc.* 4,013 295,919
Edwards Lifesciences Corp.* 6,052 523,316
GE HealthCare Technologies,
Inc. 4,752 296,240
IDEXX Laboratories, Inc.* 833 469,420
Insulet Corp.* 734 106,386
Intuitive Surgical, Inc.* 3,704 1,572,867
Medtronic plc 13,370 986,840
ResMed, Inc. 1,519 289,476
Solventum Corp.* 1,537 115,198
STERIS plc 1,023 217,623
Stryker Corp. 3,593 1,096,188
Zimmer Biomet Holdings, Inc. 2,067 170,176
9,223,246
Health Care Providers & Services — 14.4%
Cardinal Health, Inc. 2,454 482,947
Cencora, Inc. 2,029 546,532
Centene Corp.* 4,871 290,312
Cigna Group (The) 2,747 762,018
CVS Health Corp. 13,266 1,206,941
DaVita, Inc.* 348 67,637
Elevance Health, Inc. 2,301 904,730
HCA Healthcare, Inc. 1,632 617,777
Henry Schein, Inc.* 1,043 79,873
Humana, Inc. 1,258 384,219
Labcorp Holdings, Inc. 864 224,692
McKesson Corp. 1,277 948,096
Quest Diagnostics, Inc. 1,147 223,550
UnitedHealth Group, Inc. 9,446 3,592,408
Universal Health Services, Inc.,
Class
a
B 576 84,159
10,415,891
Health Care Technology — 0.4%
Veeva Systems, Inc., Class
a
A* 1,577 274,934
Life Sciences Tools & Services — 7.0%
Agilent Technologies, Inc. 2,949 399,678
Investments
Shares Value
Common Stocks (a) (continued)
Bio-Techne Corp. 1,631 $ 84,290
Charles River Laboratories
International, Inc.* 513 92,704
Danaher Corp. 6,560 1,198,315
IQVIA Holdings, Inc.* 1,768 322,147
Mettler-Toledo International,
Inc.* 212 250,283
Revvity, Inc. 1,182 123,578
Thermo Fisher Scientific, Inc. 3,918 1,929,654
Waters Corp.* 1,024 392,776
West Pharmaceutical Services,
Inc. 750 242,108
5,035,533
Pharmaceuticals — 29.4%
Bristol-Myers Squibb Co. 21,228 1,213,817
Eli Lilly & Co. 8,263 9,130,614
Johnson & Johnson 25,129 5,662,318
Merck & Co., Inc. 25,881 3,072,592
Pfizer, Inc. 59,288 1,552,160
Viatris, Inc. 12,010 195,283
Zoetis, Inc., Class
a
A 4,402 341,991
21,168,775
Total Common Stocks
(Cost $51,534,633)
56,233,715
Exchange Traded Funds (a) — 11 .8%
ProShares GENIUS Money
Market ETF, 3.53%(b)(c)
(Cost $8,503,400) 85,000 8,510,200
Principal
Amount
Short-Term Investments — 7 .1%
Repurchase Agreements (d) — 7 .1%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $5,133,181
(Cost $5,131,642) $ 5,131,642
5,131,642
Total Investments — 96.9%
(Cost $65,169,675) 69,875,557
Other assets less liabilities — 3.1% 2,205,188
Net Assets — 100.0% $ 72,080,745
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $3,848,463.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of May 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.

See accompanying notes to the financial statements.
ULTRA HEALTH CARE :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RXL
::
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 13,558,589
Aggregate gross unrealized depreciation (16,342,968)
Net unrealized depreciation $ (2,784,379)
Federal income tax cost $ 65,654,267
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
May 31, 2026
($)
Shares held
at May 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF — 10,004,000 (1,501,050) 450 6,800 8,510,200 85,000 77,979
Swap Agreements
a
Ultra Health Care had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
2,164,741 3/8/2027
Bank of
America NA 4.67%
S&P Health Care
Select Sector Index
f
(2,861,652) — 2,861,652 —
19,944,879 3/8/2027 BNP Paribas 4.52%
S&P Health Care
Select Sector Index
f
(328,292) — 328,292 —
6,945,272 4/15/2027 Citibank NA 4.57%
S&P Health Care
Select Sector Index
f
279,075 (279,075) — —
9,455,466 3/8/2027
Goldman Sachs
International 4.37%
S&P Health Care
Select Sector Index
f
(893,816) — 893,816 —
8,781,153 3/8/2027
Societe
Generale 4.62%
S&P Health Care
Select Sector Index
f
(225,705) — 225,705 —
40,674,494 3/8/2027 UBS AG 4.12%
S&P Health Care
Select Sector Index
f
(2,975,279) — 2,975,279 —
87,966,005 (7,005,669)
Total Unrealized
Appreciation
279,075
Total Unrealized
Depreciation
(7,284,744)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

MAY 31, 2026 :: ULTRA HIGH YIELD
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UJB
::
See accompanying notes to the financial statements.
Investments
Shares Value
Exchange Traded Funds (a) — 23 .1%
ProShares GENIUS Money
Market ETF, 3.53%(b)(c)
(Cost $2,000,800) 20,000 $ 2,002,400
Principal
Amount
Short-Term Investments — 72 .2%
Repurchase Agreements (d) — 72 .2%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $6,273,636
(Cost $6,271,755) $ 6,271,755
6,271,755
Total Investments — 95.3%
(Cost $8,272,555) 8,274,155
Other assets less liabilities — 4.7% 406,891
Net Assets — 100.0% $ 8,681,046
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,053,262.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of May 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 328,515
Aggregate gross unrealized depreciation (127,535)
Net unrealized appreciation $ 200,980
Federal income tax cost $ 8,272,555
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
May 31, 2026
($)
Shares held
at May 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF — 12,004,800 (10,013,000) 9,000 1,600 2,002,400 20,000 17,330

See accompanying notes to the financial statements.
ULTRA HIGH YIELD :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UJB
::
Swap Agreements
a
Ultra High Yield had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
12,478,285 3/15/2028 BNP Paribas 3.62%
iShares
®
iBoxx $ High
Yield Corporate Bond
ETF
f
23,995 — — 23,995
1,680,398 3/8/2027 Citibank NA 3.57%
iShares
®
iBoxx $ High
Yield Corporate Bond
ETF
f
(127,535) 127,535 — —
1,807,143 11/6/2026
Goldman Sachs
International 2.62%
iShares
®
iBoxx $ High
Yield Corporate Bond
ETF
f
288,349 (288,349) — —
1,435,085 11/15/2027 UBS AG 3.62%
iShares
®
iBoxx $ High
Yield Corporate Bond
ETF
f
14,571 — — 14,571
17,400,911 199,380
Total Unrealized
Appreciation
326,915
Total Unrealized
Depreciation
(127,535)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the
Fund’s underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

MAY 31, 2026 :: ULTRA INDUSTRIALS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UXI
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 62 .5%
Aerospace & Defense — 15.4%
Axon Enterprise, Inc.* 259 $ 116,218
Boeing Co. (The)* 2,593 599,372
General Dynamics Corp. 837 290,288
General Electric Co. 3,462 1,120,857
Howmet Aerospace, Inc. 1,325 342,181
Huntington Ingalls Industries,
Inc. 129 39,754
L3Harris Technologies, Inc. 618 194,781
Lockheed Martin Corp. 668 354,341
Northrop Grumman Corp. 441 248,583
RTX Corp. 4,430 795,894
Textron, Inc. 575 52,762
TransDigm Group, Inc. 184 231,531
4,386,562
Air Freight & Logistics — 2.4%
CH Robinson Worldwide, Inc. 390 69,673
Expeditors International of
Washington, Inc. 443 69,990
FedEx Corp. 715 294,401
United Parcel Service, Inc.,
Class
a
B 2,437 260,004
694,068
Building Products — 3.3%
A O Smith Corp. 371 21,043
Allegion plc 286 37,200
Builders FirstSource, Inc.* 364 27,758
Carrier Global Corp. 2,594 165,679
Johnson Controls International
plc 2,021 270,935
Lennox International, Inc. 106 53,229
Masco Corp. 672 47,208
Trane Technologies plc 729 328,998
952,050
Commercial Services & Supplies — 2.8%
Cintas Corp. 1,124 192,496
Copart, Inc.* 2,942 96,409
Republic Services, Inc., Class
a
A 663 132,892
Rollins, Inc. 968 46,077
Veralto Corp. 822 67,593
Waste Management, Inc. 1,227 259,462
794,929
Construction & Engineering — 2.4%
Comfort Systems USA, Inc. 118 215,729
EMCOR Group, Inc. 150 124,023
Quanta Services, Inc. 490 348,747
688,499
Electrical Equipment — 8.8%
AMETEK, Inc. 758 171,194
Eaton Corp. plc 1,283 513,970
Emerson Electric Co. 1,856 266,930
GE Vernova, Inc. 892 863,742
Generac Holdings, Inc.* 193 53,637
Investments
Shares Value
Common Stocks (continued)
Hubbell, Inc., Class
a
B 177 $ 83,829
Rockwell Automation, Inc. 371 167,343
Vertiv Holdings Co., Class
a
A 1,261 398,110
2,518,755
Electronic Equipment, Instruments & Components — 0.0%(a)
Ralliant Corp. 1 62
Ground Transportation — 6.0%
CSX Corp. 6,136 277,715
JB Hunt Transport Services,
Inc. 248 68,555
Norfolk Southern Corp. 742 226,280
Old Dominion Freight Line, Inc. 608 136,891
Uber Technologies, Inc.* 6,794 478,298
Union Pacific Corp. 1,960 514,775
1,702,514
Industrial Conglomerates — 2.7%
3M Co. 1,737 265,987
Honeywell International, Inc. 2,097 498,792
764,779
Machinery — 12.9%
Caterpillar, Inc. 1,535 1,344,460
Cummins, Inc. 454 293,570
Deere & Co. 831 450,552
Dover Corp. 446 94,267
Fortive Corp. 1,033 60,244
IDEX Corp. 249 52,497
Illinois Tool Works, Inc. 864 213,650
Ingersoll Rand, Inc. 1,175 84,177
Nordson Corp. 176 50,570
Otis Worldwide Corp. 1,284 90,959
PACCAR, Inc. 1,732 191,161
Parker-Hannifin Corp. 419 353,900
Pentair plc 541 38,324
Snap-on, Inc. 172 63,848
Stanley Black & Decker, Inc. 512 40,663
Westinghouse Air Brake
Technologies Corp. 562 146,772
Xylem, Inc. 804 88,070
3,657,684
Passenger Airlines — 1.3%
Delta Air Lines, Inc. 2,143 176,754
Southwest Airlines Co. 1,623 69,708
United Airlines Holdings, Inc.* 1,066 122,377
368,839
Professional Services — 2.5%
Automatic Data Processing, Inc. 1,328 294,604
Broadridge Financial Solutions,
Inc. 388 59,643
Equifax, Inc. 397 65,819
Jacobs Solutions, Inc. 385 46,146
Leidos Holdings, Inc. 420 53,676
Paychex, Inc. 1,065 103,284

See accompanying notes to the financial statements.
ULTRA INDUSTRIALS :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UXI
::
Investments
Shares Value
Common Stocks (continued)
Verisk Analytics, Inc., Class
a
A 458 $ 80,145
703,317
Trading Companies & Distributors — 2.0%
Fastenal Co. 3,788 167,430
United Rentals, Inc. 209 208,095
WW Grainger, Inc. 146 180,199
555,724
Total Common Stocks
(Cost $15,013,368)
17,787,782
Principal
Amount
Short-Term Investments — 5 .2%
Repurchase Agreements (b) — 5 .2%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $1,483,306
(Cost $1,482,862) $ 1,482,862
1,482,862
Total Investments — 67.7%
(Cost $16,496,230) 19,270,644
Other assets less liabilities — 32.3% 9,181,542
Net Assets — 100.0% $ 28,452,186
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 9,092,764
Aggregate gross unrealized depreciation (935,884)
Net unrealized appreciation $ 8,156,880
Federal income tax cost $ 16,504,917
Swap Agreements
a
Ultra Industrials had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
8,915,583 11/6/2026
Bank of
America NA 4.67%
S&P Industrials
Select Sector Index
f
626,439 (578,724) — 47,715
10,530,574 11/6/2026 BNP Paribas 4.52%
S&P Industrials
Select Sector Index
f
950,584 (866,698) — 83,886
5,338,537 3/8/2027
Goldman Sachs
International 4.37%
S&P Industrials
Select Sector Index
f
1,349,590 (1,349,590) — —
4,487,441 3/8/2027
Societe
Generale 4.72%
S&P Industrials
Select Sector Index
f
1,186,100 (1,186,100) — —
9,757,960 11/6/2026 UBS AG 4.42%
S&P Industrials
Select Sector Index
f
1,278,440 (1,206,955) — 71,485
39,030,095 5,391,153
Total Unrealized
Appreciation
5,391,153
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

MAY 31, 2026 :: ULTRA MATERIALS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UYM
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 72 .0%
Chemicals — 36.0%
Air Products and Chemicals,
Inc. 4,553 $ 1,268,557
Albemarle Corp. 4,179 737,259
CF Industries Holdings, Inc. 5,533 621,633
Corteva, Inc. 16,074 1,258,273
Dow, Inc. 25,457 859,174
DuPont de Nemours, Inc. 14,521 703,107
Ecolab, Inc. 4,565 1,168,640
International Flavors &
Fragrances, Inc. 9,090 691,294
Linde plc 8,234 4,097,979
LyondellBasell Industries NV,
Class
a
A 9,140 609,181
Mosaic Co. (The) 11,259 269,090
PPG Industries, Inc. 7,958 899,095
Sherwin-Williams Co. (The) 4,062 1,234,198
14,417,480
Construction Materials — 9.7%
CRH plc 12,152 1,322,016
Martin Marietta Materials, Inc. 2,112 1,228,424
Vulcan Materials Co. 4,686 1,325,763
3,876,203
Containers & Packaging — 9.1%
Amcor plc 16,391 636,298
Avery Dennison Corp. 2,740 435,852
Ball Corp. 9,505 519,638
International Paper Co. 18,738 627,161
Packaging Corp. of America 3,170 693,945
Smurfit Westrock plc 18,538 762,839
3,675,733
Metals & Mining — 17.2%
Freeport-McMoRan, Inc. 25,338 1,664,960
Newmont Corp. 19,241 2,112,854
Nucor Corp. 7,352 1,838,000
Steel Dynamics, Inc. 4,873 1,267,711
6,883,525
Total Common Stocks
(Cost $28,151,136)
28,852,941
Principal
Amount
Short-Term Investments — 5 .2%
Repurchase Agreements (a) — 5 .2%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $2,068,051
(Cost $2,067,430) $ 2,067,430
2,067,430
Total Investments — 77.2%
(Cost $30,218,566) 30,920,371
Other assets less liabilities — 22.8% 9,106,260
Net Assets — 100.0% $ 40,026,631
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 8,271,344
Aggregate gross unrealized depreciation (3,586,991)
Net unrealized appreciation $ 4,684,353
Federal income tax cost $ 30,399,952

See accompanying notes to the financial statements.
ULTRA MATERIALS :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UYM
::
Swap Agreements
a
Ultra Materials had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
10,448,909 3/8/2027
Bank of
America NA 4.67%
S&P Materials Select
Sector Index
f
(342,574) — 342,574 —
11,530,804 3/8/2027 BNP Paribas 4.52%
S&P Materials Select
Sector Index
f
1,058,941 (1,043,113) — 15,828
9,841,226 3/8/2027
Goldman Sachs
International 4.37%
S&P Materials Select
Sector Index
f
971,168 (957,659) (13,509) —
9,573,193 3/8/2027
Societe
Generale 4.62%
S&P Materials Select
Sector Index
f
781,463 (689,667) — 91,796
9,920,441 3/8/2027 UBS AG 4.42%
S&P Materials Select
Sector Index
f
1,694,936 (1,685,477) — 9,459
51,314,573 4,163,934
Total Unrealized
Appreciation
4,506,508
Total Unrealized
Depreciation
(342,574)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

MAY 31, 2026 :: ULTRA MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MVV
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 75 .9%
Aerospace & Defense — 3.3%
AeroVironment, Inc.* 1,099 $ 227,757
ATI, Inc.* 4,693 822,026
BWX Technologies, Inc. 3,161 619,177
Carpenter Technology Corp. 1,720 806,646
Curtiss-Wright Corp. 1,275 953,203
Hexcel Corp. 2,621 235,339
Kratos Defense & Security
Solutions, Inc.* 6,380 409,149
Moog, Inc., Class
a
A 982 353,490
StandardAero, Inc.* 6,556 187,764
Woodward, Inc. 2,059 720,712
5,335,263
Air Freight & Logistics — 0.1%
GXO Logistics, Inc.* 3,956 198,235
Automobile Components — 0.9%
Autoliv, Inc. 2,375 301,910
BorgWarner, Inc. 7,154 513,800
Gentex Corp. 7,568 182,843
Goodyear Tire & Rubber Co.
(The)* 9,893 60,347
Lear Corp. 1,754 251,033
Visteon Corp. 943 111,547
1,421,480
Automobiles — 0.1%
Harley-Davidson, Inc. 4,084 98,751
Thor Industries, Inc. 1,825 144,321
243,072
Banks — 4.4%
Associated Banc-Corp. 5,654 157,238
Bank OZK 3,586 173,527
Columbia Banking System, Inc. 10,210 302,624
Commerce Bancshares, Inc. 4,736 247,314
Cullen/Frost Bankers, Inc. 2,183 295,840
East West Bancorp, Inc. 4,755 582,678
First Financial Bankshares, Inc. 4,504 147,191
First Horizon Corp. 16,762 406,143
Flagstar Bank NA 10,352 145,549
FNB Corp. 12,349 215,861
Glacier Bancorp, Inc. 4,448 211,502
Hancock Whitney Corp. 2,842 193,597
Home BancShares, Inc. 6,323 169,203
International Bancshares Corp. 1,870 134,939
Old National Bancorp 11,985 287,760
Pinnacle Financial Partners, Inc. 5,203 508,541
Prosperity Bancshares, Inc. 3,491 240,739
Southstate Bank Corp. 3,425 324,519
Texas Capital Bancshares, Inc.* 1,527 151,921
UMB Financial Corp. 2,468 323,950
United Bankshares, Inc. 4,824 209,410
Valley National Bancorp 16,542 227,783
Webster Financial Corp. 5,572 405,196
Western Alliance Bancorp 3,549 282,678
Wintrust Financial Corp. 2,314 347,632
Investments
Shares Value
Common Stocks (a) (continued)
Zions Bancorp NA 5,102 $ 318,620
7,011,955
Beverages — 0.4%
Boston Beer Co., Inc. (The),
Class
a
A* 265 46,979
Celsius Holdings, Inc.* 5,523 183,751
Coca-Cola Consolidated, Inc. 1,954 338,550
569,280
Biotechnology — 2.3%
Arrowhead Pharmaceuticals,
Inc.* 4,843 377,318
BioMarin Pharmaceutical, Inc.* 6,639 380,348
Cytokinetics, Inc.* 4,565 350,409
Exelixis, Inc.* 8,976 453,109
Halozyme Therapeutics, Inc.* 4,063 270,352
Neurocrine Biosciences, Inc.* 3,468 548,984
Roivant Sciences Ltd.* 15,584 467,364
United Therapeutics Corp.* 1,486 827,435
3,675,319
Broadline Retail — 0.2%
Macy's, Inc. 9,189 199,953
Ollie's Bargain Outlet Holdings,
Inc.* 2,120 173,055
373,008
Building Products — 1.4%
AAON, Inc. 2,339 327,928
Advanced Drainage Systems,
Inc. 2,477 344,699
Carlisle Cos., Inc. 1,410 486,182
Fortune Brands Innovations,
Inc. 4,147 161,484
Owens Corning 2,840 357,329
Simpson Manufacturing Co.,
Inc. 1,432 271,708
Trex Co., Inc.* 3,708 153,511
UFP Industries, Inc. 2,013 163,053
2,265,894
Capital Markets — 1.9%
Affiliated Managers Group, Inc. 972 294,370
Carlyle Group, Inc. (The) 8,967 407,371
Evercore, Inc., Class
a
A 1,336 455,389
Federated Hermes, Inc.,
Class
a
B 2,554 143,177
Hamilton Lane, Inc., Class
a
A 1,413 123,115
Houlihan Lokey, Inc., Class
a
A 1,878 266,037
Janus Henderson Group plc 4,260 220,285
Jefferies Financial Group, Inc. 5,714 301,242
Morningstar, Inc. 794 144,524
SEI Investments Co. 3,210 282,095
Stifel Financial Corp. 5,269 369,620
3,007,225
Chemicals — 1.3%
Ashland, Inc. 1,581 91,540
Avient Corp. 3,165 112,104

See accompanying notes to the financial statements.
ULTRA MIDCAP400 :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MVV
::
Investments
Shares Value
Common Stocks (a) (continued)
Axalta Coating Systems Ltd.* 7,375 $ 226,929
Cabot Corp. 1,805 157,956
NewMarket Corp. 269 208,093
Olin Corp. 3,927 101,591
RPM International, Inc. 4,426 469,023
Scotts Miracle-Gro Co. (The) 1,544 91,096
Solstice Advanced Materials,
Inc. 5,486 462,086
Westlake Corp. 1,153 100,115
2,020,533
Commercial Services & Supplies — 1.1%
Brink's Co. (The) 1,435 149,269
Clean Harbors, Inc.* 1,736 487,868
MSA Safety, Inc. 1,261 209,074
RB Global, Inc.(b) 6,418 682,554
Tetra Tech, Inc. 9,013 247,767
1,776,532
Construction & Engineering — 2.3%
AECOM 4,469 310,015
API Group Corp.* 13,258 543,578
Dycom Industries, Inc.* 1,037 528,870
Fluor Corp.* 5,571 254,929
MasTec, Inc.* 2,120 802,144
Sterling Infrastructure, Inc.* 1,062 914,212
Valmont Industries, Inc. 682 354,510
3,708,258
Construction Materials — 0.2%
Eagle Materials, Inc. 1,086 240,202
Knife River Corp.* 1,957 153,644
393,846
Consumer Finance — 0.5%
Ally Financial, Inc. 9,702 415,343
FirstCash Holdings, Inc. 1,337 294,020
SLM Corp. 6,885 152,296
861,659
Consumer Staples Distribution & Retail — 1.4%
Albertsons Cos., Inc., Class
a
A 12,779 199,480
BJ's Wholesale Club Holdings,
Inc.* 4,522 385,636
Maplebear, Inc.* 6,352 252,809
Performance Food Group Co.* 5,430 533,172
Sprouts Farmers Market, Inc.* 3,364 277,934
US Foods Holding Corp.* 7,621 623,779
2,272,810
Containers & Packaging — 0.7%
AptarGroup, Inc. 2,225 257,766
Crown Holdings, Inc. 3,875 368,435
Graphic Packaging Holding Co. 10,201 114,863
Greif, Inc., Class
a
A 855 54,147
Silgan Holdings, Inc. 3,032 113,882
Sonoco Products Co. 3,408 165,902
1,074,995
Investments
Shares Value
Common Stocks (a) (continued)
Diversified Consumer Services — 0.6%
Duolingo, Inc., Class
a
A* 1,383 $ 154,011
Graham Holdings Co., Class
a
B 118 129,480
Grand Canyon Education, Inc.* 955 143,107
H&R Block, Inc. 4,381 168,625
Service Corp. International 4,810 361,664
956,887
Diversified REITs — 0.4%
WP Carey, Inc., REIT 7,570 563,359
Electric Utilities — 0.6%
IDACORP, Inc. 1,869 262,165
OGE Energy Corp. 7,101 335,380
Portland General Electric Co. 3,889 194,917
TXNM Energy, Inc. 3,386 200,485
992,947
Electrical Equipment — 2.1%
Acuity, Inc. 1,053 321,281
EnerSys 1,274 290,434
Nextpower, Inc., Class
a
A* 5,130 802,332
nVent Electric plc 5,577 931,303
Regal Rexnord Corp. 2,294 462,837
Sensata Technologies Holding
plc 5,035 248,679
Vicor Corp.* 786 263,184
3,320,050
Electronic Equipment, Instruments & Components — 4.0%
Advanced Energy Industries,
Inc. 1,305 394,345
Arrow Electronics, Inc.* 1,765 378,822
Avnet, Inc. 2,830 246,012
Belden, Inc. 1,358 142,698
Cognex Corp. 5,726 377,057
Crane NXT Co. 1,708 66,339
Fabrinet* 1,237 809,196
Flex Ltd.* 12,706 1,915,811
IPG Photonics Corp.* 873 99,976
Littelfuse, Inc. 861 401,975
Novanta, Inc.* 1,236 196,932
TD SYNNEX Corp. 2,592 677,238
TTM Technologies, Inc.* 3,570 620,180
Vontier Corp. 4,895 138,920
6,465,501
Energy Equipment & Services — 1.0%
NOV, Inc. 12,457 248,642
TechnipFMC plc 13,979 956,443
Valaris Ltd.* 2,226 206,194
Weatherford International plc 2,479 256,924
1,668,203
Entertainment — 0.1%
Warner Music Group Corp.,
Class
a
A 5,075 160,066

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRA MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MVV
::
Investments
Shares Value
Common Stocks (a) (continued)
Financial Services — 1.0%
Corebridge Financial, Inc. 8,824 $ 238,248
Equitable Holdings, Inc. 9,790 404,816
Essent Group Ltd. 3,299 190,979
Euronet Worldwide, Inc.* 1,351 97,920
MGIC Investment Corp. 7,581 191,193
Shift4 Payments, Inc.,
Class
a
A(b) 2,335 104,048
Voya Financial, Inc. 3,248 263,803
WEX, Inc.* 1,185 171,778
1,662,785
Food Products — 0.5%
Darling Ingredients, Inc.* 5,467 323,100
Ingredion, Inc. 2,177 220,835
Marzetti Co. (The) 701 78,470
Pilgrim's Pride Corp. 1,479 41,870
Post Holdings, Inc.* 1,458 133,903
798,178
Gas Utilities — 0.8%
National Fuel Gas Co. 3,285 253,766
New Jersey Resources Corp. 3,485 192,546
ONE Gas, Inc. 2,072 161,077
Southwest Gas Holdings, Inc. 2,221 191,473
Spire, Inc. 2,043 168,057
UGI Corp. 7,418 259,037
1,225,956
Ground Transportation — 1.5%
Avis Budget Group, Inc.* 585 102,867
Knight-Swift Transportation
Holdings, Inc., Class
a
A 5,610 424,284
Landstar System, Inc. 1,177 243,521
Ryder System, Inc. 1,362 341,658
Saia, Inc.* 922 435,525
XPO, Inc.* 4,049 867,498
2,415,353
Health Care Equipment & Supplies — 1.1%
DENTSPLY SIRONA, Inc. 6,897 72,212
Envista Holdings Corp.* 5,663 133,364
Globus Medical, Inc., Class
a
A* 3,849 315,156
Haemonetics Corp.* 1,606 108,903
Lantheus Holdings, Inc.* 2,291 227,496
LivaNova plc* 1,887 139,261
Masimo Corp.* 1,578 281,594
Penumbra, Inc.* 1,355 431,296
1,709,282
Health Care Providers & Services — 1.3%
Chemed Corp. 489 208,515
Encompass Health Corp. 3,477 368,040
Ensign Group, Inc. (The) 1,993 334,126
HealthEquity, Inc.* 2,953 259,834
Hims & Hers Health, Inc.(b) 7,204 188,385
Option Care Health, Inc.* 5,486 114,493
Investments
Shares Value
Common Stocks (a) (continued)
Tenet Healthcare Corp.* 3,038 $ 532,622
2,006,015
Health Care REITs — 0.9%
American Healthcare REIT, Inc. 6,132 299,793
CareTrust REIT, Inc. 7,721 315,171
Healthcare Realty Trust, Inc.,
Class
a
A, REIT 12,056 240,156
Omega Healthcare Investors,
Inc., REIT 10,206 477,233
Sabra Health Care REIT, Inc. 8,708 173,202
1,505,555
Health Care Technology — 0.1%
Doximity, Inc., Class
a
A* 4,626 98,996
Hotel & Resort REITs — 0.0%(c)
Park Hotels & Resorts, Inc.,
REIT 6,909 83,806
Hotels, Restaurants & Leisure — 1.9%
Aramark 9,084 484,904
Boyd Gaming Corp. 1,998 165,195
Cava Group, Inc.* 3,446 267,616
Choice Hotels International,
Inc.(b) 714 77,740
Churchill Downs, Inc. 2,289 199,624
Dutch Bros, Inc., Class
a
A* 4,390 254,620
Hilton Grand Vacations, Inc.* 2,070 107,681
Hyatt Hotels Corp., Class
a
A 1,429 259,163
Planet Fitness, Inc., Class
a
A* 2,868 153,467
Texas Roadhouse, Inc., Class
a
A 2,286 412,897
Travel + Leisure Co. 2,224 151,232
Vail Resorts, Inc.(b) 1,236 165,130
Wingstop, Inc. 960 150,682
Wyndham Hotels & Resorts,
Inc. 2,610 209,479
3,059,430
Household Durables — 1.3%
KB Home 2,182 106,613
SharkNinja, Inc.* 2,433 296,558
Somnigroup International, Inc. 7,252 513,514
Taylor Morrison Home Corp.,
Class
a
A* 3,376 197,496
Toll Brothers, Inc. 3,275 453,718
TopBuild Corp.* 964 402,451
Whirlpool Corp.(b) 2,190 95,090
2,065,440
Independent Power and Renewable Electricity Producers — 0.6%
Ormat Technologies, Inc. 2,102 288,458
Talen Energy Corp.* 1,579 610,757
899,215
Industrial REITs — 0.7%
EastGroup Properties, Inc.,
REIT 1,839 371,312
First Industrial Realty Trust, Inc.,
REIT 4,579 283,303

See accompanying notes to the financial statements.
ULTRA MIDCAP400 :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MVV
::
Investments
Shares Value
Common Stocks (a) (continued)
Rexford Industrial Realty, Inc.,
REIT 7,955 $ 282,164
STAG Industrial, Inc., REIT 6,599 249,904
1,186,683
Insurance — 2.5%
American Financial Group, Inc. 2,391 310,352
Brighthouse Financial, Inc.* 1,977 123,661
CNO Financial Group, Inc. 3,267 150,184
Fidelity National Financial, Inc. 8,814 417,343
First American Financial Corp. 3,522 233,262
Hanover Insurance Group, Inc.
(The) 1,223 227,723
Kinsale Capital Group, Inc. 763 232,540
Old Republic International
Corp. 7,867 292,888
Primerica, Inc. 1,102 297,507
Reinsurance Group of America,
Inc. 2,270 455,680
RenaissanceRe Holdings Ltd. 1,503 421,366
RLI Corp. 3,174 158,827
Ryan Specialty Holdings, Inc.,
Class
a
A 3,944 125,616
Selective Insurance Group, Inc. 2,075 179,571
Unum Group 5,267 438,372
4,064,892
Interactive Media & Services — 0.3%
Pinterest, Inc., Class
a
A* 20,233 405,672
IT Services — 1.4%
DigitalOcean Holdings, Inc.* 2,774 432,605
Kyndryl Holdings, Inc.* 7,899 98,501
Okta, Inc., Class
a
A* 5,856 721,869
Twilio, Inc., Class
a
A* 5,240 998,955
2,251,930
Leisure Products — 0.4%
Brunswick Corp. 2,248 188,292
Mattel, Inc.* 10,741 160,471
Polaris, Inc. 1,847 130,343
YETI Holdings, Inc.* 2,689 128,991
608,097
Life Sciences Tools & Services — 1.4%
Avantor, Inc.* 23,570 214,958
Bio-Rad Laboratories, Inc.,
Class
a
A* 628 196,237
Bruker Corp. 3,835 225,843
Illumina, Inc.* 5,283 860,918
Medpace Holdings, Inc.* 775 346,510
Repligen Corp.* 1,827 226,457
Sotera Health Co.* 9,045 141,464
2,212,387
Machinery — 4.2%
AGCO Corp. 2,076 233,093
Chart Industries, Inc.* 1,553 322,745
CNH Industrial NV 30,582 312,242
Crane Co. 1,692 309,636
Investments
Shares Value
Common Stocks (a) (continued)
Donaldson Co., Inc. 3,984 $ 326,170
Esab Corp. 1,973 182,364
Flowserve Corp. 4,390 331,489
Graco, Inc. 5,729 432,253
ITT, Inc. 2,972 579,540
Lincoln Electric Holdings, Inc. 1,901 491,390
Middleby Corp. (The)* 1,600 248,016
Mueller Industries, Inc. 3,836 493,310
Oshkosh Corp. 2,185 284,050
RBC Bearings, Inc.* 1,092 624,580
SPX Technologies, Inc.* 1,721 372,872
Terex Corp. 3,930 228,647
Timken Co. (The) 2,190 280,276
Toro Co. (The) 3,368 302,716
Watts Water Technologies, Inc.,
Class
a
A 948 292,913
6,648,302
Marine Transportation — 0.2%
Kirby Corp.* 1,874 263,466
Media — 0.4%
New York Times Co. (The),
Class
a
A 5,584 419,973
Nexstar Media Group, Inc.,
Class
a
A 984 175,575
595,548
Metals & Mining — 2.1%
Alcoa Corp. 8,949 694,800
Cleveland-Cliffs, Inc.* 19,713 268,097
Commercial Metals Co. 3,833 291,500
Hecla Mining Co. 23,159 411,535
MP Materials Corp.(b) 4,655 301,179
Reliance, Inc. 1,807 688,051
Royal Gold, Inc. 2,800 628,544
3,283,706
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Annaly Capital Management,
Inc. 24,827 542,470
Starwood Property Trust, Inc. 12,031 205,489
747,959
Multi-Utilities — 0.2%
Black Hills Corp. 2,607 189,842
Northwestern Energy Group,
Inc. 2,124 149,975
339,817
Office REITs — 0.4%
COPT Defense Properties, REIT 3,904 125,162
Cousins Properties, Inc., REIT 5,806 155,659
Kilroy Realty Corp., REIT 3,769 129,164
Vornado Realty Trust, REIT 5,535 186,806
596,791
Oil, Gas & Consumable Fuels — 2.5%
Antero Midstream Corp. 11,445 239,887

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRA MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MVV
::
Investments
Shares Value
Common Stocks (a) (continued)
Antero Resources Corp.* 10,129 $ 362,112
Chord Energy Corp. 1,962 258,729
CNX Resources Corp.* 4,921 165,788
DT Midstream, Inc. 3,515 492,030
HF Sinclair Corp. 5,402 377,546
Matador Resources Co. 4,039 216,490
Murphy Oil Corp. 4,636 167,777
Ovintiv, Inc. 9,596 537,760
PBF Energy, Inc., Class
a
A 2,868 116,728
Permian Resources Corp.,
Class
a
A 25,586 492,019
Range Resources Corp. 8,189 318,961
Viper Energy, Inc., Class
a
A 6,418 292,019
4,037,846
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. 2,189 167,196
Passenger Airlines — 0.3%
Alaska Air Group, Inc.* 3,963 182,377
American Airlines Group, Inc.* 22,820 334,085
516,462
Personal Care Products — 0.1%
BellRing Brands, Inc.* 4,054 33,891
Coty, Inc., Class
a
A* 12,775 27,211
elf Beauty, Inc.* 2,041 114,296
175,398
Pharmaceuticals — 0.6%
Elanco Animal Health, Inc.* 17,171 409,528
Jazz Pharmaceuticals plc* 2,102 497,102
906,630
Professional Services — 1.8%
Booz Allen Hamilton Holding
Corp., Class
a
A 4,168 330,022
CACI International, Inc.,
Class
a
A* 762 391,295
Concentrix Corp. 1,513 42,803
ExlService Holdings, Inc.* 5,431 157,662
Exponent, Inc. 1,723 100,485
FTI Consulting, Inc.* 1,046 160,226
Genpact Ltd. 5,473 180,335
KBR, Inc. 4,389 153,396
Maximus, Inc. 1,885 116,738
Parsons Corp.* 1,829 108,094
Paylocity Holding Corp.* 1,509 173,429
Science Applications
International Corp. 1,559 162,448
TransUnion 6,649 475,803
UL Solutions, Inc., Class
a
A 2,668 265,466
2,818,202
Real Estate Management & Development — 0.3%
Jones Lang LaSalle, Inc.* 1,632 460,730
Investments
Shares Value
Common Stocks (a) (continued)
Residential REITs — 0.6%
American Homes 4 Rent,
Class
a
A, REIT 11,266 $ 361,413
Equity LifeStyle Properties, Inc.,
REIT 6,697 413,674
Independence Realty Trust,
Inc., REIT 8,187 132,875
907,962
Retail REITs — 0.7%
Agree Realty Corp., REIT 4,141 307,055
Brixmor Property Group, Inc.,
REIT 10,597 323,845
Kite Realty Group Trust, REIT 7,484 205,211
NNN REIT, Inc. 6,563 292,119
1,128,230
Semiconductors & Semiconductor Equipment — 3.7%
Allegro MicroSystems, Inc.* 4,290 205,362
Amkor Technology, Inc. 3,932 273,510
Cirrus Logic, Inc.* 1,764 299,792
Entegris, Inc. 5,252 728,925
Lattice Semiconductor Corp.* 4,728 695,394
MACOM Technology Solutions
Holdings, Inc.* 2,230 813,147
MKS, Inc. 2,320 752,283
Onto Innovation, Inc.* 1,715 442,882
Rambus, Inc.* 3,720 541,111
Silicon Laboratories, Inc.* 1,140 248,064
SiTime Corp.* 762 541,172
Synaptics, Inc.* 1,338 183,681
Universal Display Corp. 1,529 140,852
5,866,175
Software — 2.3%
Appfolio, Inc., Class
a
A* 841 135,544
Bentley Systems, Inc., Class
a
B 5,148 168,031
BILL Holdings, Inc.* 3,044 112,689
Blackbaud, Inc.* 1,238 37,994
Commvault Systems, Inc.* 1,520 180,500
Docusign, Inc., Class
a
A* 6,921 363,491
Dolby Laboratories, Inc.,
Class
a
A 2,105 117,480
Dropbox, Inc., Class
a
A* 6,028 162,033
Dynatrace, Inc.* 10,307 438,975
Guidewire Software, Inc.* 2,939 448,697
InterDigital, Inc. 887 223,604
Manhattan Associates, Inc.* 2,067 310,153
Nutanix, Inc., Class
a
A* 9,345 486,594
Pegasystems, Inc. 3,155 112,728
Qualys, Inc.* 1,238 135,301
UiPath, Inc., Class
a
A* 14,799 173,444
3,607,258
Specialized REITs — 1.1%
CubeSmart, REIT 7,873 314,920
EPR Properties, REIT 2,631 150,098
Gaming and Leisure Properties,
Inc., REIT 9,780 459,367

See accompanying notes to the financial statements.
ULTRA MIDCAP400 :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MVV
::
Investments
Shares Value
Common Stocks (a) (continued)
Lamar Advertising Co., Class
a
A,
REIT 2,998 $ 457,075
National Storage Affiliates Trust,
REIT 2,446 104,322
Rayonier, Inc., REIT 9,613 200,816
1,686,598
Specialty Retail — 2.4%
Abercrombie & Fitch Co.,
Class
a
A* 1,585 122,394
AutoNation, Inc.* 900 168,948
Bath & Body Works, Inc. 7,075 141,641
Burlington Stores, Inc.* 2,149 695,911
Chewy, Inc., Class
a
A* 8,244 185,820
Dick's Sporting Goods, Inc. 2,294 522,045
Five Below, Inc.* 1,906 433,348
Floor & Decor Holdings, Inc.,
Class
a
A* 3,724 191,414
GameStop Corp., Class
a
A(b) 14,245 301,709
Gap, Inc. (The) 7,842 165,858
Lithia Motors, Inc., Class
a
A 838 243,766
Murphy USA, Inc. 585 296,027
Penske Automotive Group, Inc. 637 106,615
RH* 532 78,997
Valvoline, Inc.* 4,399 148,466
3,802,959
Technology Hardware, Storage & Peripherals — 0.5%
Everpure, Inc., Class
a
A* 10,840 861,888
Textiles, Apparel & Luxury Goods — 0.4%
Capri Holdings Ltd.* 4,120 76,261
Columbia Sportswear Co. 874 57,842
Crocs, Inc.* 1,736 206,011
PVH Corp. 1,583 147,662
VF Corp. 11,357 195,113
682,889
Trading Companies & Distributors — 1.3%
Applied Industrial Technologies,
Inc. 1,290 391,915
Core & Main, Inc., Class
a
A* 6,525 322,661
GATX Corp. 1,233 208,476
MSC Industrial Direct Co., Inc.,
Class
a
A 1,581 173,072
Watsco, Inc. 1,206 442,722
WESCO International, Inc. 1,680 606,766
2,145,612
Water Utilities — 0.2%
Essential Utilities, Inc. 9,782 360,858
Total Common Stocks
(Cost $106,492,087)
121,204,531
Exchange Traded Funds (a) — 3 .1%
ProShares GENIUS Money
Market ETF, 3.53%(d)(e)
(Cost $5,004,500) 50,000 5,006,000
Investments
Shares Value
Securities Lending Reinvestments (f) — 0 .4%
Investment Companies — 0 .4%
Invesco Government & Agency Portfolio,
Institutional Class 3.55% (g)
(Cost $696,437) 696,437 $ 696,437
Principal
Amount
Short-Term Investments — 3 .6%
Repurchase Agreements (h) — 3 .6%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $5,711,094
(Cost $5,709,382) $ 5,709,382
5,709,382
Total Investments — 83.0%
(Cost $117,902,406) 132,616,350
Other assets less liabilities — 17.0% 27,144,603
Net Assets — 100.0% $ 159,760,953
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $3,119,820.
(b) The security or a portion of this security is on loan at May 31,
2026. The total value of securities on loan at May 31, 2026
was $1,307,325, collateralized in the form of cash with a value of $696,437 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments and $685,873 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 5.25%, and maturity dates ranging from June
4, 2026 – August 15, 2055. The total value of collateral is
$1,382,310.
(c) Represents less than 0.05% of net assets.
(d) Affiliated company as defined under the Investment Company
Act of 1940.
(e) Represents 7-day effective yield as of May 31, 2026.
(f) The security was purchased with cash collateral held from securities on loan at May 31, 2026. The total value of securities purchased was $696,437.
(g) Rate shown is the 7-day yield as of May 31, 2026.
(h) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRA MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MVV
::
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 39,317,115
Aggregate gross unrealized depreciation (12,092,442)
Net unrealized appreciation $ 27,224,673
Federal income tax cost $ 118,463,319
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
May 31, 2026
($)
Shares held
at May 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF — 5,004,500 – – 1,500 5,006,000 50,000 6,277
Futures Contracts Purchased
Ultra MidCap400 had the following open long futures contracts as of May 31, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
S&P Midcap 400
®
E-Mini Index 67 6/18/2026 U.S. Dollar $ 25,004,400 $ 2,238,095
Swap Agreements
a
Ultra MidCap400 had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
30,117,676 1/12/2027
Bank of
America NA 4.67% S&P MidCap 400
®
3,368,716 (3,368,716) — —
26,578,803 1/12/2027 BNP Paribas 4.42% S&P MidCap 400
®
1,846,506 (1,846,506) — —
20,350,385 3/8/2027 Citibank NA 4.42% S&P MidCap 400
®
3,305,139 (3,305,139) — —
11,097,162 11/6/2026
Goldman Sachs
International 4.27% S&P MidCap 400
®
208,075
39,284,050 11/6/2026
Goldman Sachs
International 4.04%
SPDR
®
S&P MidCap
400
®
ETF Trust (1,329,068)
50,381,212 (1,120,993) — 1,120,993 —
19,668,687 11/6/2026
Societe
Generale 4.52% S&P MidCap 400
®
1,471,522 (1,471,522) — —
26,310,593 11/6/2026 UBS AG 4.42% S&P MidCap 400
®
1,962,657 (1,962,657) — —
173,407,356 10,833,547
Total Unrealized
Appreciation
12,162,615
Total Unrealized
Depreciation
(1,329,068)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

See accompanying notes to the financial statements.
ULTRA MIDCAP400 :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MVV
::
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2026 :: ULTRA MSCI BRAZIL CAPPED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UBR
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 47 .6%
Repurchase Agreements (a) — 47 .6%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $1,831,880
(Cost $1,831,330) $ 1,831,330
$ 1,831,330
Total Investments — 47.6%
(Cost $1,831,330) 1,831,330
Other assets less liabilities — 52.4% 2,012,855
Net Assets — 100.0% $ 3,844,185
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 864,226
Aggregate gross unrealized depreciation (294,063)
Net unrealized appreciation $ 570,163
Federal income tax cost $ 1,831,330
Swap Agreements
a
Ultra MSCI Brazil Capped had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
801,357 11/6/2026
Bank of
America NA 4.62%
iShares
®
MSCI Brazil
Capped ETF
f
232,519 (232,519) — —
2,182,804 11/6/2026 Citibank NA 4.42%
iShares
®
MSCI Brazil
Capped ETF
f
402,759 (402,759) — —
1,308,554 11/6/2026
Goldman Sachs
International 4.12%
iShares
®
MSCI Brazil
Capped ETF
f
(117,814) — 117,814 —
283,426 11/6/2026
Societe
Generale 4.02%
iShares
®
MSCI Brazil
Capped ETF
f
228,948 (228,948) — —
3,113,457 11/6/2026 UBS AG 4.02%
iShares
®
MSCI Brazil
Capped ETF
f
(176,249) — 176,249 —
7,689,598 570,163
Total Unrealized
Appreciation
864,226
Total Unrealized
Depreciation
(294,063)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

ULTRA MSCI EAFE :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EFO
::
See accompanying notes to the financial statements.
Investments
Shares Value
Exchange Traded Funds (a) — 40 .7%
ProShares GENIUS Money
Market ETF, 3.53%(b)(c)
(Cost $12,004,800) 120,000 $ 12,014,400
Principal
Amount
Short-Term Investments — 17 .3%
Repurchase Agreements (d) — 17 .3%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $5,092,298
(Cost $5,090,771) $ 5,090,771
5,090,771
Total Investments — 58.0%
(Cost $17,095,571) 17,105,171
Other assets less liabilities — 42.0% 12,400,304
Net Assets — 100.0% $ 29,505,475
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $5,321,578.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of May 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 8,392,108
Aggregate gross unrealized depreciation —
Net unrealized appreciation $ 8,392,108
Federal income tax cost $ 17,095,571
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
May 31, 2026
($)
Shares held
at May 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF — 12,004,800 – – 9,600 12,014,400 120,000 103,980

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRA MSCI EAFE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EFO
::
Swap Agreements
a
Ultra MSCI EAFE had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
8,239,726 11/6/2026
Bank of
America NA 4.62%
iShares
®
MSCI EAFE
ETF
f
2,055,379 (1,927,273) — 128,106
24,599,586 11/6/2026 Citibank NA 4.42%
iShares
®
MSCI EAFE
ETF
f
81,963 — — 81,963
12,522,179 11/6/2026
Goldman Sachs
International 4.02%
iShares
®
MSCI EAFE
ETF
f
2,123,636 (2,123,636) — —
11,307,357 11/6/2026
Societe
Generale 4.22%
iShares
®
MSCI EAFE
ETF
f
2,183,737 (2,183,737) — —
2,358,834 11/6/2026 UBS AG 4.02%
iShares
®
MSCI EAFE
ETF
f
1,937,793 (1,892,038) — 45,755
59,027,682 8,382,508
Total Unrealized
Appreciation
8,382,508
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

ULTRA MSCI EMERGING MARKETS :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EET
::
See accompanying notes to the financial statements.
Investments
Shares Value
Exchange Traded Funds (a) — 51 .3%
ProShares GENIUS Money
Market ETF, 3.53%(b)(c)
(Cost $22,009,800) 220,000 $ 22,026,400
Principal
Amount
Short-Term Investments — 7 .6%
Repurchase Agreements (d) — 7 .6%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $3,270,839
(Cost $3,269,858) $ 3,269,858
3,269,858
Total Investments — 58.9%
(Cost $25,279,658) 25,296,258
Other assets less liabilities — 41.1% 17,673,756
Net Assets — 100.0% $ 42,970,014
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $8,386,652.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of May 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 15,447,265
Aggregate gross unrealized depreciation (275,428)
Net unrealized appreciation $ 15,171,837
Federal income tax cost $ 25,279,658
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
May 31, 2026
($)
Shares held
at May 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF — 27,011,800 (5,004,750) 2,750 16,600 22,026,400 220,000 182,470

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRA MSCI EMERGING MARKETS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EET
::
Swap Agreements
a
Ultra MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
12,666,854 11/6/2026
Bank of
America NA 4.62%
iShares
®
MSCI
Emerging Markets
ETF
f
4,003,064 (4,003,064) — —
27,367,144 11/6/2026 Citibank NA 4.42%
iShares
®
MSCI
Emerging Markets
ETF
f
3,327,984 (3,327,984) — —
6,611,480 11/6/2026
Goldman Sachs
International 4.07%
iShares
®
MSCI
Emerging Markets
ETF
f
3,786,118 (3,691,548) — 94,570
17,357,241 11/6/2026
Societe
Generale 4.62%
iShares
®
MSCI
Emerging Markets
ETF
f
4,313,499 (4,313,499) — —
22,094,438 12/16/2026 UBS AG 4.02%
iShares
®
MSCI
Emerging Markets
ETF
f
(275,428) — 275,428 —
86,097,157 15,155,237
Total Unrealized
Appreciation
15,430,665
Total Unrealized
Depreciation
(275,428)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

ULTRA MSCI JAPAN :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EZJ
::
See accompanying notes to the financial statements.
Investments
Shares Value
Exchange Traded Funds (a) — 61 .7%
iShares MSCI Japan ETF 46,250 $ 4,299,400
ProShares GENIUS Money
Market ETF, 3.53%(b)(c) 45,000 4,505,400
TOTAL Exchange Traded Funds
(Cost $7,011,626) 8,804,800
Principal
Amount
Short-Term Investments — 10 .6%
Repurchase Agreements (d) — 10 .6%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $1,509,646
(Cost $1,509,193) $ 1,509,193
1,509,193
Total Investments — 72.3%
(Cost $8,520,819) 10,313,993
Other assets less liabilities — 27.7% 3,951,762
Net Assets — 100.0% $ 14,265,755
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $514,817.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of May 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 2,908,812
Aggregate gross unrealized depreciation (739,994)
Net unrealized appreciation $ 2,168,818
Federal income tax cost $ 8,520,819
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
May 31, 2026
($)
Shares held
at May 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF — 6,002,400 (1,501,500) 900 3,600 4,505,400 45,000 42,983
Swap Agreements
a
Ultra MSCI Japan had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
2,449,596 11/6/2026
Bank of
America NA 4.62%
iShares
®
MSCI Japan
ETF
f
388,268 (264,093) — 124,175
3,531,520 11/6/2026 Citibank NA 4.42%
iShares
®
MSCI Japan
ETF
f
418,227 (317,108) — 101,119
3,450,840 11/6/2026
Goldman Sachs
International 4.27%
iShares
®
MSCI Japan
ETF
f
309,143 (286,818) — 22,325
8,554,486 11/6/2026
Societe
Generale 4.42%
iShares
®
MSCI Japan
ETF
f
(653,933) — 653,933 —
6,281,754 11/6/2026 UBS AG 4.12%
iShares
®
MSCI Japan
ETF
f
(86,061) — 86,061 —
24,268,196 375,644
Total Unrealized
Appreciation
1,115,638
Total Unrealized
Depreciation
(739,994)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRA MSCI JAPAN
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EZJ
::
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

ULTRA NASDAQ BIOTECHNOLOGY :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BIB
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 63 .1%
Biotechnology — 51.2%
4D Molecular Therapeutics,
Inc.* 1,885 $ 18,680
Abivax SA, ADR* 2,271 301,203
Absci Corp.* 5,561 37,537
AC Immune SA* 3,721 9,898
ACADIA Pharmaceuticals, Inc.* 6,303 136,523
ADMA Biologics, Inc.* 8,805 70,264
Agios Pharmaceuticals, Inc.* 2,166 63,680
Alkermes plc* 6,163 260,017
Allogene Therapeutics, Inc.* 8,308 18,028
Alnylam Pharmaceuticals, Inc.* 4,904 1,480,910
Altimmune, Inc.* 4,631 14,125
Alvotech SA* 12,210 41,026
Amgen, Inc. 9,803 3,301,553
AnaptysBio, Inc.* 1,023 56,950
Anavex Life Sciences Corp.(a) 3,426 10,381
Annexon, Inc.* 5,349 28,992
Apogee Therapeutics, Inc.* 2,028 166,580
Arbutus Biopharma Corp.* 7,110 32,422
Arcturus Therapeutics Holdings,
Inc.* 1,052 8,332
Arcutis Biotherapeutics, Inc.* 4,587 98,437
Ardelyx, Inc.* 9,066 54,759
Argenx SE, ADR* 1,050 877,789
ArriVent Biopharma, Inc.* 1,527 46,222
Arrowhead Pharmaceuticals,
Inc.* 5,178 403,418
ARS Pharmaceuticals, Inc.(a) 3,656 33,160
Ascendis Pharma A/S* 2,276 510,074
Aura Biosciences, Inc.* 2,349 17,547
Aurinia Pharmaceuticals, Inc.* 4,914 75,332
Autolus Therapeutics plc,
ADR(a) 7,414 13,864
Beam Therapeutics, Inc.* 3,767 124,047
BeOne Medicines Ltd., ADR* 1,181 340,034
Bicara Therapeutics, Inc.* 2,343 50,960
Bicycle Therapeutics plc, ADR* 1,711 8,025
BioCryst Pharmaceuticals, Inc.* 9,271 82,605
Biogen, Inc.* 5,425 1,063,300
BioMarin Pharmaceutical, Inc.* 7,110 407,332
BioNTech SE, ADR* 4,213 404,237
Black Diamond Therapeutics,
Inc.* 2,105 4,673
Bridgebio Pharma, Inc.* 7,167 474,885
C4 Therapeutics, Inc.* 3,609 15,771
Cabaletta Bio, Inc.* 3,557 13,445
Candel Therapeutics, Inc.* 2,707 22,468
Caribou Biosciences, Inc.* 3,454 8,151
Caris Life Sciences, Inc.* 10,431 174,406
Centessa Pharmaceuticals plc,
ADR* 4,423 175,858
CG oncology, Inc.* 3,123 194,532
Cogent Biosciences, Inc.* 6,002 209,830
Coherus Oncology, Inc.* 5,525 8,785
Compass Pathways plc, ADR* 3,487 45,540
Corvus Pharmaceuticals, Inc.* 3,054 37,900
CRISPR Therapeutics AG* 3,550 199,439
Cullinan Therapeutics, Inc.* 2,185 35,921
Investments
Shares Value
Common Stocks (continued)
Cytokinetics, Inc.* 4,553 $ 349,488
CytomX Therapeutics, Inc.* 6,265 22,554
Denali Therapeutics, Inc.* 5,863 123,358
Design Therapeutics, Inc.* 2,105 22,060
Disc Medicine, Inc.* 1,411 98,163
Dyne Therapeutics, Inc.* 6,087 117,662
Editas Medicine, Inc.* 3,611 12,494
Enanta Pharmaceuticals, Inc.* 1,072 14,108
Entrada Therapeutics, Inc.* 1,416 10,011
Erasca, Inc.* 11,444 146,941
Exelixis, Inc.* 9,600 484,608
First Tracks Biotherapeutics,
Inc.* 1,023 16,327
Foghorn Therapeutics, Inc.* 2,165 9,266
Genmab A/S, ADR* 2,379 62,639
Geron Corp.* 23,602 29,502
Gilead Sciences, Inc. 25,542 3,433,611
Gossamer Bio, Inc.* 8,555 1,975
GRAIL, Inc.* 1,439 103,148
Grifols SA, ADR 4,510 35,404
Halozyme Therapeutics, Inc.* 4,364 290,381
Humacyte, Inc.* 7,136 9,277
Ideaya Biosciences, Inc.* 3,246 95,660
Immuneering Corp., Class
a
A(a) 2,387 13,773
ImmunityBio, Inc.(a) 38,008 285,820
Immunocore Holdings plc,
ADR* 1,621 46,831
Immunovant, Inc.* 7,523 250,516
Incyte Corp.* 7,359 711,910
Inhibrx Biosciences, Inc.* 537 55,853
Insmed, Inc.* 7,968 851,859
Intellia Therapeutics, Inc.* 4,369 61,472
Invivyd, Inc.* 10,244 11,678
Ionis Pharmaceuticals, Inc.* 6,109 467,339
Iovance Biotherapeutics, Inc.* 15,232 62,451
Ironwood Pharmaceuticals,
Inc., Class
a
A* 6,028 21,520
Janux Therapeutics, Inc.* 2,251 32,842
Jyong Biotech Ltd.* 2,743 6,035
KalVista Pharmaceuticals, Inc.* 1,870 50,247
Kamada Ltd. 2,134 16,667
Keros Therapeutics, Inc.* 1,125 12,656
Kiniksa Pharmaceuticals
International plc, Class
a
A* 1,698 82,149
Kodiak Sciences, Inc.* 2,255 82,781
Krystal Biotech, Inc.* 1,080 333,752
Kura Oncology, Inc.* 3,218 32,824
Kymera Therapeutics, Inc.* 3,017 245,644
Kyverna Therapeutics, Inc.* 2,112 17,994
Lakefront Biotherapeutics NV,
ADR* 548 15,536
Larimar Therapeutics, Inc.* 4,014 13,969
Legend Biotech Corp., ADR* 3,122 84,794
Lexeo Therapeutics, Inc.* 2,697 13,863
Lyell Immunopharma, Inc.* 787 13,639
Madrigal Pharmaceuticals, Inc.* 847 421,188
MannKind Corp.* 11,389 42,937
MeiraGTx Holdings plc* 2,975 31,684
Mesoblast Ltd., ADR* 1,934 29,784
Mineralys Therapeutics, Inc.* 2,925 92,137

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRA NASDAQ BIOTECHNOLOGY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BIB
::
Investments
Shares Value
Common Stocks (continued)
Mirum Pharmaceuticals, Inc.* 2,231 $ 226,446
Moderna, Inc.* 14,600 688,974
Monte Rosa Therapeutics, Inc.* 2,818 55,543
Neurocrine Biosciences, Inc.* 3,712 587,610
Neurogene, Inc.* 571 16,182
Newamsterdam Pharma Co.
NV* 4,252 143,207
NovaBridge Biosciences,
ADR(a) 4,151 7,638
Novavax, Inc.* 6,023 66,072
Nurix Therapeutics, Inc.* 3,802 67,524
Nuvalent, Inc., Class
a
A* 2,705 298,605
Olema Pharmaceuticals, Inc.* 2,962 39,069
ORIC Pharmaceuticals, Inc.* 3,711 31,358
Oruka Therapeutics, Inc.* 1,789 104,710
PepGen, Inc.* 2,541 3,811
Praxis Precision Medicines,
Inc.* 1,029 360,119
Precigen, Inc.* 13,080 56,767
Prime Medicine, Inc.* 6,673 23,689
Protagonist Therapeutics, Inc.* 2,361 235,061
Prothena Corp. plc* 1,989 20,248
PTC Therapeutics, Inc.* 3,062 226,129
Puma Biotechnology, Inc.* 1,879 13,472
Pyxis Oncology, Inc.* 2,303 4,145
Recursion Pharmaceuticals,
Inc., Class
a
A(a) 19,297 69,276
Regeneron Pharmaceuticals,
Inc. 3,840 2,360,755
REGENXBIO, Inc.* 1,873 13,130
Relay Therapeutics, Inc.* 6,606 92,814
Replimune Group, Inc.* 3,053 26,531
Revolution Medicines, Inc.* 7,326 1,153,698
Rhythm Pharmaceuticals, Inc.* 2,526 223,096
Rigel Pharmaceuticals, Inc.* 672 20,489
Rocket Pharmaceuticals, Inc.* 4,013 12,320
Roivant Sciences Ltd.* 26,460 793,535
Sagimet Biosciences, Inc.,
Class
a
A* 1,147 8,362
Sana Biotechnology, Inc.* 9,849 32,502
Sarepta Therapeutics, Inc.* 3,875 69,246
Savara, Inc.* 7,524 39,125
Scholar Rock Holding Corp.* 3,773 186,009
Silence Therapeutics plc, ADR* 1,736 11,978
Sionna Therapeutics, Inc.* 1,651 70,696
Solid Biosciences, Inc.* 2,880 21,139
Spyre Therapeutics, Inc.* 2,905 213,517
Stoke Therapeutics, Inc.* 2,111 65,251
Summit Therapeutics, Inc.(a) 28,664 502,767
Syndax Pharmaceuticals, Inc.* 3,261 63,883
Tango Therapeutics, Inc.* 4,978 109,416
Taysha Gene Therapies, Inc.* 10,128 59,451
Tectonic Therapeutic, Inc.(a) 693 21,597
Tenaya Therapeutics, Inc.(a) 8,012 6,962
Travere Therapeutics, Inc.* 3,409 160,837
Twist Bioscience Corp.* 2,266 151,527
Tyra Biosciences, Inc.* 1,974 65,951
Ultragenyx Pharmaceutical,
Inc.* 3,571 85,490
uniQure NV* 2,305 65,762
United Therapeutics Corp.* 1,620 902,048
Investments
Shares Value
Common Stocks (continued)
Upstream Bio, Inc.* 1,997 $ 16,695
UroGen Pharma Ltd.* 1,730 48,665
Vanda Pharmaceuticals, Inc.* 2,186 14,100
Vaxcyte, Inc.* 5,321 273,499
Vera Therapeutics, Inc.,
Class
a
A* 2,636 93,631
Veracyte, Inc.* 2,938 136,147
Vericel Corp.* 1,875 62,494
Vertex Pharmaceuticals, Inc.* 7,657 3,426,814
Vir Biotechnology, Inc.* 5,810 55,427
Vor BioPharma, Inc.* 1,536 22,994
Voyager Therapeutics, Inc.* 2,179 8,433
Xencor, Inc.* 2,711 32,207
Xenon Pharmaceuticals, Inc.* 3,074 168,240
Zai Lab Ltd., ADR* 1,269 22,449
Zenas Biopharma, Inc.(a) 1,983 36,487
Zymeworks, Inc.* 2,766 69,510
37,735,959
Health Care Equipment & Supplies — 0.1%
Novocure Ltd.* 4,209 71,721
Orchestra BioMed Holdings,
Inc.* 2,089 8,168
79,889
Health Care Providers & Services — 0.9%
Castle Biosciences, Inc.* 1,100 23,188
Guardant Health, Inc.* 4,850 628,997
652,185
Life Sciences Tools & Services — 3.0%
10X Genomics, Inc., Class
a
A* 4,351 123,155
AbCellera Biologics, Inc.(a) 11,209 69,159
Adaptive Biotechnologies
Corp.* 5,692 86,234
Alpha Teknova, Inc.(a) 1,981 10,697
Codexis, Inc.* 3,341 9,255
Fortrea Holdings, Inc.* 3,455 53,172
Illumina, Inc.* 5,653 921,213
Lifecore Biomedical, Inc.* 1,387 6,963
Maravai LifeSciences Holdings,
Inc., Class
a
A* 5,410 25,968
Medpace Holdings, Inc.* 1,051 469,913
OmniAb, Inc.* 5,322 14,369
Pacific Biosciences of
California, Inc.* 11,163 16,633
Personalis, Inc.* 3,869 44,107
Quantum-Si, Inc.* 7,230 8,604
Tempus AI, Inc., Class
a
A(a) 6,424 324,219
2,183,661
Pharmaceuticals — 7.9%
Aardvark Therapeutics, Inc.* 804 3,304
Aclaris Therapeutics, Inc.* 4,459 20,288
Alumis, Inc.* 4,674 100,958
Amneal Pharmaceuticals, Inc.* 11,632 153,193
Amphastar Pharmaceuticals,
Inc.* 1,677 31,611
Amylyx Pharmaceuticals, Inc.* 4,059 58,247
ANI Pharmaceuticals, Inc.* 830 65,163

See accompanying notes to the financial statements.
ULTRA NASDAQ BIOTECHNOLOGY :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BIB
::
Investments
Shares Value
Common Stocks (continued)
Aquestive Therapeutics, Inc.(a) 4,511 $ 18,134
Arvinas, Inc.* 2,363 21,220
AtaiBeckley, Inc.* 13,429 60,833
Atea Pharmaceuticals, Inc.* 2,889 13,492
Axsome Therapeutics, Inc.* 1,890 443,167
BioAge Labs, Inc.* 1,604 27,733
Collegium Pharmaceutical, Inc.* 1,172 39,391
Contineum Therapeutics, Inc.,
Class
a
A* 1,124 15,163
CorMedix, Inc.(a) 2,911 24,569
Crinetics Pharmaceuticals, Inc.* 3,872 137,650
Definium Therapeutics, Inc.* 3,685 89,140
Edgewise Therapeutics, Inc.* 3,966 135,479
Enliven Therapeutics, Inc.* 2,196 86,896
Esperion Therapeutics, Inc.* 8,837 27,660
Eton Pharmaceuticals, Inc.* 992 30,206
Evolus, Inc.* 2,397 15,724
EyePoint, Inc.* 3,062 41,582
Fulcrum Therapeutics, Inc.* 2,464 17,051
GH Research plc(a) 2,294 55,033
Harmony Biosciences Holdings,
Inc.* 2,140 67,603
Harrow, Inc.* 1,370 48,238
Indivior Pharmaceuticals, Inc.* 4,624 166,556
Innoviva, Inc.* 2,740 58,691
Jazz Pharmaceuticals plc* 2,275 538,015
LENZ Therapeutics, Inc.* 1,158 9,009
Ligand Pharmaceuticals, Inc.* 736 170,723
Maze Therapeutics, Inc.* 1,778 47,046
MBX Biosciences, Inc.* 1,658 52,177
Neumora Therapeutics, Inc.* 6,176 11,426
Ocular Therapeutix, Inc.* 8,049 72,521
Omeros Corp.(a) 2,622 28,947
Pacira BioSciences, Inc.* 1,495 34,714
Pharvaris NV* 2,367 71,389
Phathom Pharmaceuticals, Inc.* 2,912 27,926
Phibro Animal Health Corp.,
Class
a
A 763 23,493
Rani Therapeutics Holdings,
Inc., Class
a
A* 3,608 3,431
Rapport Therapeutics, Inc.* 1,764 69,678
Royalty Pharma plc, Class
a
A 15,837 883,071
Sanofi SA, ADR 9,047 395,082
Septerna, Inc.* 1,657 50,041
SIGA Technologies, Inc. 2,646 12,383
Structure Therapeutics, Inc.,
ADR* 2,880 113,299
Supernus Pharmaceuticals,
Inc.* 2,120 97,902
Tarsus Pharmaceuticals, Inc.* 1,573 93,436
Theravance Biopharma, Inc.* 1,875 30,113
Third Harmonic Bio, Inc.*‡ 1,662 —
Trevi Therapeutics, Inc.* 4,742 67,052
Viatris, Inc. 42,565 692,107
WaVe Life Sciences Ltd.* 6,960 45,797
Xeris Biopharma Holdings, Inc.* 6,134 37,785
Zevra Therapeutics, Inc.* 2,083 24,142
5,776,680
Total Common Stocks
(Cost $49,800,212)
46,428,374
Investments
Shares Value
Exchange Traded Funds — 6 .8%
ProShares GENIUS Money
Market ETF, 3.53%(b)(c)
(Cost $5,004,500) 50,000 $ 5,006,000
Number of
Rights
Rights — 0 .0%
Biotechnology — 0.0%
Cartesian Therapeutics, Inc.,
expiring 12/31/2049*‡
(Cost $1,761) 9,785 —
Shares
Securities Lending Reinvestments (d) — 0 .8%
Investment Companies — 0 .8%
Invesco Government & Agency Portfolio,
Institutional Class 3.55% (e)
(Cost $598,016) 598,016 598,016
Principal
Amount
Short-Term Investments — 3 .1%
Repurchase Agreements (f) — 3 .1%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $2,312,506
(Cost $2,311,812) $ 2,311,812
2,311,812
Total Investments — 73.8%
(Cost $57,716,301) 54,344,202
Other assets less liabilities — 26.2% 19,307,610
Net Assets — 100.0% $ 73,651,812
* Non-income producing security.
(a) The security or a portion of this security is on loan at May 31,
2026. The total value of securities on loan at May 31, 2026
was $1,274,948, collateralized in the form of cash with a value of $598,016 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments and $730,358 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.25%, and maturity dates ranging from June
18, 2026 – February 15, 2056. The total value of collateral is
$1,328,374.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of May 31, 2026.
(d) The security was purchased with cash collateral held from securities on loan at May 31, 2026. The total value of securities purchased was $598,016.
(e) Rate shown is the 7-day yield as of May 31, 2026.
(f) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
‡ Value determined using significant unobservable inputs and is reported as a Level 3 security in the valuation hierarchy table located in Note 2 in Notes to the Financial Statements.

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRA NASDAQ BIOTECHNOLOGY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BIB
::
Abbreviations
ADR American Depositary Receipt
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 19,066,497
Aggregate gross unrealized depreciation (12,450,001)
Net unrealized appreciation $ 6,616,496
Federal income tax cost $ 59,517,610
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
May 31, 2026
($)
Shares held
at May 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF — 5,004,500 – – 1,500 5,006,000 50,000 6,277
Swap Agreements
a
Ultra Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
20,209,619 3/8/2027
Bank of
America NA 4.62%
Nasdaq
Biotechnology Index
®
1,930,281 (1,930,281) — —
24,384,516 11/15/2027 BNP Paribas 4.37%
Nasdaq
Biotechnology Index
®
871,067 (871,066) (1) —
21,108,090 3/8/2027 Citibank NA 4.22%
Nasdaq
Biotechnology Index
®
5,416,790 (5,416,790) — —
15,807,109 11/6/2026
Goldman Sachs
International 4.37%
Nasdaq
Biotechnology Index
®
2,403,537 (2,403,537) — —
15,052,393 11/6/2026
Societe
Generale 4.52%
Nasdaq
Biotechnology Index
®
2,903,581 (2,903,581) — —
3,791,550 11/6/2026 UBS AG 4.12%
Nasdaq
Biotechnology Index
®
(1,735,352) — 1,735,352 —
100,353,277 11,789,904
Total Unrealized
Appreciation
13,525,256
Total Unrealized
Depreciation
(1,735,352)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRA NASDAQ CLOUD COMPUTING :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SKYU
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 56 .8%
Broadline Retail — 2.1%
Amazon.com, Inc.* 274 $ 74,155
Communications Equipment — 3.5%
Arista Networks, Inc.* 431 68,731
Cisco Systems, Inc. 483 58,163
126,894
Diversified Telecommunication Services — 2.1%
Lumen Technologies, Inc.* 6,750 74,183
Financial Services — 0.3%
Toast, Inc., Class
a
A* 352 9,163
Health Care Technology — 0.3%
Veeva Systems, Inc., Class
a
A* 53 9,240
Interactive Media & Services — 1.9%
Alphabet, Inc., Class
a
A 185 70,363
IT Services — 14.9%
Akamai Technologies, Inc.* 390 58,321
Cloudflare, Inc., Class
a
A* 223 53,926
CoreWeave, Inc., Class
a
A* 604 66,156
DigitalOcean Holdings, Inc.* 696 108,541
Fastly, Inc., Class
a
A* 1,506 26,754
International Business
Machines Corp. 240 71,472
MongoDB, Inc., Class
a
A* 146 48,990
Shopify, Inc., Class
a
A* 239 28,372
Snowflake, Inc., Class
a
A* 57 14,567
Twilio, Inc., Class
a
A* 238 45,372
Wix.com Ltd.(b) 272 15,248
537,719
Media — 0.2%
Trade Desk, Inc. (The), Class
a
A* 404 8,710
Professional Services — 0.6%
Paycom Software, Inc. 77 10,754
Paylocity Holding Corp.* 90 10,344
21,098
Software — 23.7%
Adobe, Inc.* 110 28,513
Appfolio, Inc., Class
a
A* 54 8,703
Appian Corp., Class
a
A* 458 10,717
AppLovin Corp., Class
a
A* 66 40,464
Asana, Inc., Class
a
A* 1,107 8,524
Atlassian Corp., Class
a
A* 383 41,215
Blackbaud, Inc.* 198 6,076
BlackLine, Inc.* 272 7,997
Box, Inc., Class
a
A* 407 10,973
Crowdstrike Holdings, Inc.,
Class
a
A* 25 18,275
Datadog, Inc., Class
a
A* 86 21,272
Docusign, Inc., Class
a
A* 213 11,187
Dropbox, Inc., Class
a
A* 384 10,322
Investments
Shares Value
Common Stocks (a) (continued)
Elastic NV* 184 $ 11,905
Figma, Inc., Class
a
A* 327 8,338
Five9, Inc.* 817 19,894
Gitlab, Inc., Class
a
A* 1,094 33,969
HubSpot, Inc.* 109 24,049
Intuit, Inc. 24 7,957
Klaviyo, Inc., Class
a
A* 552 8,744
Microsoft Corp. 146 65,735
Nutanix, Inc., Class
a
A* 1,505 78,365
Open Text Corp. 388 9,250
Oracle Corp. 395 89,183
Palo Alto Networks, Inc.* 65 18,310
Q2 Holdings, Inc.* 200 9,470
Qualys, Inc.* 104 11,366
RingCentral, Inc., Class
a
A 632 27,372
Rubrik, Inc., Class
a
A* 554 43,561
Salesforce, Inc. 147 28,092
SAP SE, ADR(b) 95 17,270
ServiceNow, Inc.* 266 33,082
ServiceTitan, Inc., Class
a
A* 398 28,799
Workday, Inc., Class
a
A* 72 10,526
Workiva, Inc., Class
a
A* 468 23,297
Zoom Communications, Inc.,
Class
a
A* 129 13,105
Zscaler, Inc.* 65 9,082
854,959
Technology Hardware, Storage & Peripherals — 7.2%
Dell Technologies, Inc., Class
a
C 194 81,657
Everpure, Inc., Class
a
A* 897 71,320
Hewlett Packard Enterprise Co. 1,342 57,760
NetApp, Inc. 291 50,718
261,455
Total Common Stocks
(Cost $1,790,260)
2,047,939
Principal
Amount
Short-Term Investments — 8 .8%
Repurchase Agreements (c) — 8 .8%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $317,975
(Cost $317,879) $ 317,879
317,879
Total Investments — 65.6%
(Cost $2,108,139) 2,365,818
Other assets less liabilities — 34.4% 1,239,557
Net Assets — 100.0% $ 3,605,375
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $34,303.

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRA NASDAQ CLOUD COMPUTING
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SKYU
::
(b) The security or a portion of this security is on loan at May 31,
2026. The total value of securities on loan at May 31, 2026 was
$29,131, collateralized in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.13% – 5.25%, and
maturity dates ranging from July 15, 2026 – August 15, 2053.
The total value of collateral is $29,232.
(c) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 913,566
Aggregate gross unrealized depreciation (293,113)
Net unrealized appreciation $ 620,453
Federal income tax cost $ 2,120,115
Swap Agreements
a
Ultra Nasdaq Cloud Computing had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
2,303,023 11/6/2026
Bank of
America NA 4.62%
ISE Cloud Computing
Index 40,670 — — 40,670
1,915,162 3/15/2028 BNP Paribas 4.52%
ISE Cloud Computing
Index 428,958 (428,958) — —
492,470 11/6/2026
Goldman Sachs
International 4.37%
ISE Cloud Computing
Index (110,661) — 110,661 —
432,923 11/15/2027 UBS AG 4.42%
ISE Cloud Computing
Index 15,783 — — 15,783
5,143,578 374,750
Total Unrealized
Appreciation
485,411
Total Unrealized
Depreciation
(110,661)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRA NASDAQ CYBERSECURITY :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UCYB
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 47 .0%
Repurchase Agreements (a) — 47 .0%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $3,224,619
(Cost $3,223,652) $ 3,223,652
$ 3,223,652
Total Investments — 47.0%
(Cost $3,223,652) 3,223,652
Other assets less liabilities — 53.0% 3,641,619
Net Assets — 100.0% $ 6,865,271
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 2,588,160
Aggregate gross unrealized depreciation (344,867)
Net unrealized appreciation $ 2,243,293
Federal income tax cost $ 3,223,652
Swap Agreements
a
Ultra Nasdaq Cybersecurity had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
3,133,924 4/15/2027
Bank of
America NA 4.62%
First Trust Nasdaq
Cybersecurity ETF 650,916 (299,037) — 351,879
4,411,154 11/15/2027 BNP Paribas 4.52%
First Trust Nasdaq
Cybersecurity ETF 856,395 (635,188) — 221,207
2,993,569 11/6/2026
Goldman Sachs
International 4.37%
First Trust Nasdaq
Cybersecurity ETF 782,875 (542,429) — 240,446
2,883,291 11/15/2027
Societe
Generale 4.87%
First Trust Nasdaq
Cybersecurity ETF 297,974 — — 297,974
272,690 3/8/2027 UBS AG 4.42%
First Trust Nasdaq
Cybersecurity ETF (344,867) — 344,867 —
13,694,628 2,243,293
Total Unrealized
Appreciation
2,588,160
Total Unrealized
Depreciation
(344,867)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2026 :: ULTRA PALLADIUM K-1 FREE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPAL
::
See accompanying notes to the financial statements.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (1,135,899)
Net unrealized depreciation $ (1,135,899)
Federal income tax cost $ —
Swap Agreements
a
Ultra Palladium K-1 Free ETF had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
1,231,401 3/15/2028 Citibank NA 11.62%
ABRDN Physical
Palladium Shares ETF (334,834) — 334,834 —
1,155,623 3/15/2028
Goldman Sachs
International 6.12%
ABRDN Physical
Palladium Shares ETF (141,135) — 141,135 —
4,052,431 3/15/2028
Nomura Global
Financial
Products Inc. 6.37%
ABRDN Physical
Palladium Shares ETF (659,930) — 659,930 —
6,439,455 (1,135,899)
Total Unrealized
Depreciation
(1,135,899)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRA PLATINUM K-1 FREE ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPLT
::
See accompanying notes to the financial statements.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (758,475)
Net unrealized depreciation $ (758,475)
Federal income tax cost $ —
Swap Agreements
a
Ultra Platinum K-1 Free ETF had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
2,180,659 3/15/2028 Citibank NA 10.62%
ABRDN Physical
Platinum Shares ETF (222,546) — 222,546 —
1,167,349 3/15/2028
Goldman Sachs
International 6.12%
ABRDN Physical
Platinum Shares ETF (89,913) — 89,913 —
4,516,284 3/15/2028
Nomura Global
Financial
Products Inc. 6.37%
ABRDN Physical
Platinum Shares ETF (446,016) — 446,016 —
7,864,292 (758,475)
Total Unrealized
Depreciation
(758,475)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2026 :: ULTRA QQQ
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QLD
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 63 .4%
Aerospace & Defense — 0.1%
Axon Enterprise, Inc.* 32,476 $ 14,572,631
Automobiles — 2.2%
Tesla, Inc.* 728,997 317,689,603
Beverages — 1.0%
Coca-Cola Europacific Partners
plc 184,762 16,756,066
Keurig Dr Pepper, Inc. 548,090 16,459,143
Monster Beverage Corp.* 394,579 34,754,518
PepsiCo, Inc. 551,173 79,473,635
147,443,362
Biotechnology — 1.6%
Alnylam Pharmaceuticals, Inc.* 53,465 16,145,361
Amgen, Inc. 217,435 73,229,933
Gilead Sciences, Inc. 500,776 67,319,318
Insmed, Inc.* 86,946 9,295,397
Regeneron Pharmaceuticals,
Inc. 41,900 25,759,282
Vertex Pharmaceuticals, Inc.* 102,588 45,912,233
237,661,524
Broadline Retail — 3.3%
Amazon.com, Inc.* 1,568,756 424,568,124
MercadoLibre, Inc.* 20,349 34,504,782
PDD Holdings, Inc., ADR* 269,378 22,746,278
481,819,184
Chemicals — 0.6%
Linde plc 186,849 92,992,879
Commercial Services & Supplies — 0.3%
Cintas Corp. 161,363 27,635,027
Copart, Inc.* 390,460 12,795,374
40,430,401
Communications Equipment — 1.5%
Cisco Systems, Inc. 1,593,394 191,876,506
Lumentum Holdings, Inc.* 28,696 24,533,932
216,410,438
Construction & Engineering — 0.1%
Ferrovial NV 290,243 19,739,426
Consumer Staples Distribution & Retail — 2.8%
Costco Wholesale Corp. 179,001 171,182,236
Walmart, Inc. 1,971,535 228,205,176
399,387,412
Diversified Telecommunication Services — 0.2%
Comcast Corp., Class
a
A 1,447,732 36,005,095
Electric Utilities — 0.7%
American Electric Power Co.,
Inc. 218,332 27,656,114
Investments
Shares Value
Common Stocks (a) (continued)
Constellation Energy Corp. 146,105 $ 42,041,714
Exelon Corp. 412,683 18,834,852
Xcel Energy, Inc. 251,684 20,008,878
108,541,558
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class
a
A 398,486 25,455,286
Entertainment — 1.5%
Electronic Arts, Inc. 100,884 20,350,321
Netflix, Inc.* 1,702,560 146,454,211
Take-Two Interactive Software,
Inc.* 74,737 16,753,046
Warner Bros Discovery, Inc.* 1,000,418 27,021,290
210,578,868
Financial Services — 0.1%
PayPal Holdings, Inc. 371,276 16,614,601
Food Products — 0.3%
Kraft Heinz Co. (The) 477,468 11,464,007
Mondelez International, Inc.,
Class
a
A 517,032 31,626,847
43,090,854
Ground Transportation — 0.4%
CSX Corp. 750,179 33,953,102
Old Dominion Freight Line, Inc. 84,103 18,935,790
52,888,892
Health Care Equipment & Supplies — 0.7%
Dexcom, Inc.* 155,320 11,453,297
GE HealthCare Technologies,
Inc. 183,753 11,455,162
IDEXX Laboratories, Inc.* 32,150 18,117,489
Intuitive Surgical, Inc.* 143,192 60,805,051
101,830,999
Hotels, Restaurants & Leisure — 1.3%
Airbnb, Inc., Class
a
A* 170,879 22,779,879
Booking Holdings, Inc. 317,467 53,153,500
DoorDash, Inc., Class
a
A* 165,423 26,350,230
Marriott International, Inc.,
Class
a
A 106,984 40,183,190
Starbucks Corp. 459,604 45,574,333
188,041,132
Industrial Conglomerates — 0.4%
Honeywell International, Inc. 256,421 60,992,299
Interactive Media & Services — 6.2%
Alphabet, Inc., Class
a
A 850,826 323,603,161
Alphabet, Inc., Class
a
C 794,613 299,116,171
Meta Platforms, Inc., Class
a
A 430,943 272,575,757
895,295,089
IT Services — 0.5%
Cognizant Technology Solutions
Corp., Class
a
A 192,765 10,747,613

See accompanying notes to the financial statements.
ULTRA QQQ
®
:: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QLD
::
Investments
Shares Value
Common Stocks (a) (continued)
Shopify, Inc., Class
a
A* 494,606 $ 58,714,678
69,462,291
Machinery — 0.2%
PACCAR, Inc. 212,148 23,414,775
Media — 0.1%
Charter Communications, Inc.,
Class
a
A* 51,065 7,355,913
Oil, Gas & Consumable Fuels — 0.1%
Diamondback Energy, Inc. 113,856 21,801,147
Professional Services — 0.5%
Automatic Data Processing, Inc. 162,471 36,042,567
Paychex, Inc. 144,682 14,031,260
Thomson Reuters Corp. 176,650 15,281,992
Verisk Analytics, Inc., Class
a
A 55,582 9,726,294
75,082,113
Semiconductors & Semiconductor Equipment — 20.8%
Advanced Micro Devices, Inc.* 657,572 339,372,909
Analog Devices, Inc. 196,995 81,526,381
Applied Materials, Inc. 319,997 144,017,850
ARM Holdings plc, ADR* 56,380 19,918,490
ASML Holding NV (Registered),
ADR 35,526 57,294,912
Broadcom, Inc. 692,937 309,583,463
Intel Corp.* 2,014,982 231,078,136
KLA Corp. 52,836 101,535,469
Lam Research Corp. 503,751 160,283,493
Marvell Technology, Inc. 351,575 72,072,875
Microchip Technology, Inc. 218,244 20,656,795
Micron Technology, Inc. 454,034 440,867,014
Monolithic Power Systems, Inc. 19,730 30,901,323
NVIDIA Corp. 3,550,719 749,698,810
NXP Semiconductors NV 102,029 32,787,019
QUALCOMM, Inc. 430,606 108,090,718
Texas Instruments, Inc. 366,104 111,910,671
3,011,596,328
Software — 8.2%
Adobe, Inc.* 164,416 42,618,271
AppLovin Corp., Class
a
A* 123,877 75,947,750
Autodesk, Inc.* 85,468 19,769,603
Cadence Design Systems, Inc.* 111,437 41,781,074
Crowdstrike Holdings, Inc.,
Class
a
A* 101,610 74,276,910
Datadog, Inc., Class
a
A* 132,668 32,815,430
Fortinet, Inc.* 298,511 41,185,563
Intuit, Inc. 111,630 37,008,694
Microsoft Corp. 1,085,193 488,597,296
Palantir Technologies, Inc.,
Class
a
A* 924,279 144,686,635
Palo Alto Networks, Inc.* 329,019 92,681,362
Roper Technologies, Inc. 41,530 13,519,261
Strategy, Inc., Class
a
A* 126,667 20,151,453
Synopsys, Inc.* 77,322 36,775,890
Workday, Inc., Class
a
A* 85,945 12,564,299
Investments
Shares Value
Common Stocks (a) (continued)
Zscaler, Inc.* 64,920 $ 9,071,272
1,183,450,763
Specialty Retail — 0.4%
O'Reilly Automotive, Inc.* 338,418 29,401,756
Ross Stores, Inc. 130,581 30,259,535
59,661,291
Technology Hardware, Storage & Peripherals — 6.4%
Apple, Inc. 2,145,075 669,392,105
Sandisk Corp.* 59,035 100,063,144
Seagate Technology Holdings
plc 87,947 77,375,771
Western Digital Corp. 136,745 72,640,311
919,471,331
Trading Companies & Distributors — 0.1%
Fastenal Co. 463,219 20,474,280
Wireless Telecommunication Services — 0.6%
T-Mobile US, Inc. 444,573 83,370,775
Total Common Stocks
(Cost $7,276,982,437)
9,182,622,540
Exchange Traded Funds (a) — 8 .9%
ProShares GENIUS Money
Market ETF, 3.53%(b)(c)
(Cost $1,280,750,500) 12,800,000 1,281,536,000
Principal
Amount
Short-Term Investments — 6 .1%
Repurchase Agreements (d) — 2 .0%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $282,536,176
(Cost $282,451,456) $ 282,451,456
282,451,456

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRA QQQ
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QLD
::
Investments
Principal
Amount Value
U.S. Treasury Obligations (a) — 4 .1%
U.S. Treasury Bills (e)
3.62%, 6/4/2026 $ 135,000,000 $ 134,958,994
3.61%, 6/9/2026 75,000,000 74,939,625
3.63%, 7/7/2026 65,000,000 64,764,635
3.61%, 7/16/2026 65,000,000 64,706,687
3.63%, 7/30/2026 100,000,000 99,405,138
3.64%, 8/6/2026 65,000,000 64,569,296
3.63%, 8/13/2026 50,000,000 49,637,180
3.58%, 8/18/2026 50,000,000 49,611,489
Total U.S. Treasury Obligations
(Cost $602,604,639) 602,593,044
Total Short-Term Investments
(Cost $885,056,095) 885,044,500
Total Investments — 78.4%
(Cost $9,442,789,032) 11,349,203,040
Other assets less liabilities — 21.6% 3,125,819,217
Net Assets — 100.0% $ 14,475,022,257
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,966,186,814.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of May 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(e) The rate shown was the current yield as of May 31, 2026.
Abbreviations
ADR American Depositary Receipt
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 5,777,952,154
Aggregate gross unrealized depreciation (500,307,002)
Net unrealized appreciation $ 5,277,645,152
Federal income tax cost $ 9,553,823,394
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
May 31, 2026
($)
Shares held
at May 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF — 1,280,750,500 – – 785,500 1,281,536,000 12,800,000 10,626,559
Futures Contracts Purchased
Ultra QQQ
®
had the following open long futures contracts as of May 31, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
Nasdaq-100 E-Mini Index 3,428 6/18/2026 U.S. Dollar $ 2,084,583,940 $ 338,653,899

See accompanying notes to the financial statements.
ULTRA QQQ
®
:: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QLD
::
Swap Agreements
a
Ultra QQQ
®
had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
1,352,556,496 3/8/2027
Bank of
America NA 4.77% Nasdaq-100 Index
®
309,986,526 (309,986,526) — —
1,225,157,140 11/4/2027
Barclays Bank
PLC 4.57% Nasdaq-100 Index
®
166,328,470 (165,532,585) — 795,885
1,345,367,533 1/12/2027 BNP Paribas 4.67% Nasdaq-100 Index
®
318,707,687 (315,525,649) — 3,182,038
1,152,357,508 3/8/2027 Citibank NA 4.87% Nasdaq-100 Index
®
288,047,270 (288,047,270) — —
1,503,615,733 1/12/2027
Goldman Sachs
International 4.47% Nasdaq-100 Index
®
107,406,399
3,383,274,351 3/8/2027
Goldman Sachs
International 4.42%
PowerShares QQQ
Trust
SM
, Series 1 354,465,604
4,886,890,084 461,872,003 (458,185,159) — 3,686,844
1,248,695,688 4/6/2027
J.P. Morgan
Securities, LLC 4.47% Nasdaq-100 Index
®
474,977,144 (474,977,144) — —
713,921,724 11/6/2026
Morgan
Stanley & Co.
International plc 4.47% Nasdaq-100 Index
®
149,296,348
2,061,815,833 11/6/2026
Morgan
Stanley & Co.
International plc 4.47%
PowerShares QQQ
Trust
SM
, Series 1 291,606,014
2,775,737,557 440,902,362 (434,622,631) — 6,279,731
1,253,943,328 4/6/2027
Nomura Global
Financial
Products Inc. 4.92% Nasdaq-100 Index
®
366,767,045 (366,767,045) — —
1,338,390,901 11/4/2027
Societe
Generale 4.72% Nasdaq-100 Index
®
173,619,016 (173,619,016) — —
1,105,219,746 4/6/2027 UBS AG 4.54% Nasdaq-100 Index
®
142,404,084 (141,122,377) — 1,281,707
17,684,315,981 3,143,611,607
Total Unrealized
Appreciation
3,143,611,607
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2026 :: UlLTRA QQQ MEGA
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QQUP
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 54 .2%
Automobiles — 4.8%
Tesla, Inc.* 3,321 $ 1,447,258
Broadline Retail — 6.4%
Amazon.com, Inc.* 7,139 1,932,099
Interactive Media & Services — 9.4%
Alphabet, Inc., Class
a
A 3,869 1,471,536
Alphabet, Inc., Class
a
C 3,619 1,362,300
2,833,836
Semiconductors & Semiconductor Equipment — 16.1%
Broadcom, Inc. 3,156 1,410,006
NVIDIA Corp. 16,163 3,412,656
4,822,662
Software — 7.4%
Microsoft Corp. 4,939 2,223,735
Technology Hardware, Storage & Peripherals — 10.1%
Apple, Inc. 9,765 3,047,266
Total Common Stocks
(Cost $14,713,843)
16,306,856
Principal
Amount
Short-Term Investments — 20 .5%
Repurchase Agreements (a) — 20 .5%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $6,164,616
(Cost $6,162,768) $ 6,162,768
6,162,768
Total Investments — 74.7%
(Cost $20,876,611) 22,469,624
Other assets less liabilities — 25.3% 7,619,194
Net Assets — 100.0% $ 30,088,818
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 6,017,808
Aggregate gross unrealized depreciation (1,760,684)
Net unrealized appreciation $ 4,257,124
Federal income tax cost $ 20,943,794

See accompanying notes to the financial statements.
UlLTRA QQQ MEGA :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QQUP
::
Swap Agreements
a
Ultra QQQ Mega had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
6,450,722 3/9/2027
Bank of
America NA 4.82%
Nasdaq-100 Mega
Index (1,342,022) — 1,342,022 —
19,631,842 11/8/2027
Barclays Bank
PLC 4.60%
Nasdaq-100 Mega
Index 761,296 (612,430) — 148,866
12,383,467 4/6/2028 BNP Paribas 4.67%
Nasdaq-100 Mega
Index 119,129 (119,129) — —
5,408,148 3/8/2027
Goldman Sachs
International 4.37%
Nasdaq-100 Mega
Index 3,192,891 (3,192,891) — —
43,874,179 2,731,294
Total Unrealized
Appreciation
4,073,316
Total Unrealized
Depreciation
(1,342,022)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2026 :: ULTRA QQQ TOP 30
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QQXL
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 11 .4%
Automobiles — 0.5%
Tesla, Inc.* 57 $ 24,840
Beverages — 0.1%
PepsiCo, Inc. 51 7,354
Biotechnology — 0.2%
Amgen, Inc. 20 6,736
Gilead Sciences, Inc. 46 6,184
12,920
Broadline Retail — 0.7%
Amazon.com, Inc.* 140 37,890
Chemicals — 0.2%
Linde plc 17 8,461
Communications Equipment — 0.3%
Cisco Systems, Inc. 146 17,581
Consumer Staples Distribution & Retail — 0.7%
Costco Wholesale Corp. 16 15,301
Walmart, Inc. 179 20,719
36,020
Entertainment — 0.2%
Netflix, Inc.* 156 13,419
Health Care Equipment & Supplies — 0.1%
Intuitive Surgical, Inc.* 13 5,520
Industrial Conglomerates — 0.1%
Honeywell International, Inc. 24 5,709
Interactive Media & Services — 1.4%
Alphabet, Inc., Class
a
A 76 28,906
Alphabet, Inc., Class
a
C 71 26,726
Meta Platforms, Inc., Class
a
A 35 22,138
77,770
IT Services — 0.1%
Shopify, Inc., Class
a
A* 45 5,342
Semiconductors & Semiconductor Equipment — 4.6%
Advanced Micro Devices, Inc.* 60 30,966
Analog Devices, Inc. 18 7,449
Applied Materials, Inc. 29 13,052
Broadcom, Inc. 64 28,593
Intel Corp.* 185 21,216
KLA Corp. 5 9,609
Lam Research Corp. 46 14,636
Micron Technology, Inc. 42 40,782
NVIDIA Corp. 318 67,142
QUALCOMM, Inc. 39 9,790
Texas Instruments, Inc. 34 10,393
253,628
Investments
Shares Value
Common Stocks (continued)
Software — 1.0%
Microsoft Corp. 97 $ 43,673
Palantir Technologies, Inc.,
Class
a
A* 85 13,306
56,979
Technology Hardware, Storage & Peripherals — 1.1%
Apple, Inc. 192 59,915
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc. 41 7,689
Total Common Stocks
(Cost $532,893)
631,037
Principal
Amount
Short-Term Investments — 27 .2%
Repurchase Agreements (a) — 27 .2%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $1,503,082
(Cost $1,502,630) $ 1,502,630
1,502,630
Total Investments — 38.6%
(Cost $2,035,523) 2,133,667
Other assets less liabilities — 61.4% 3,392,856
Net Assets — 100.0% $ 5,526,523
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 2,549,447
Aggregate gross unrealized depreciation (23,878)
Net unrealized appreciation $ 2,525,569
Federal income tax cost $ 2,037,113

See accompanying notes to the financial statements.
ULTRA QQQ TOP 30 :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QQXL
::
Swap Agreements
a
Ultra QQQ Top 30 had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
2,594,856 3/9/2027
Bank of
America NA 4.82%
Nasdaq-100 Top 30
Index
®
1,138,934 (924,820) — 214,114
3,007,638 1/12/2027 Citibank NA 4.77%
Nasdaq-100 Top 30
Index
®
735,360 (735,360) — —
1,688,356 3/9/2027
Nomura Global
Financial
Products Inc. 4.42%
Nasdaq-100 Top 30
Index
®
66,254 — — 66,254
2,962,313 3/8/2027
Societe
Generale 4.67%
Nasdaq-100 Top 30
Index
®
488,467 — (330,000) 158,467
10,253,163 2,429,015
Total Unrealized
Appreciation
2,429,015
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2026 :: ULTRA REAL ESTATE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URE
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 69 .6%
Health Care REITs — 11.4%
Alexandria Real Estate Equities,
Inc., REIT 6,427 $ 319,293
Healthpeak Properties, Inc.,
REIT 28,644 548,532
Ventas, Inc., REIT 19,573 1,652,353
Welltower, Inc., REIT 18,733 3,846,447
6,366,625
Hotel & Resort REITs — 1.1%
Host Hotels & Resorts, Inc.,
REIT 26,355 605,638
Industrial REITs — 6.4%
Prologis, Inc., REIT 24,954 3,580,150
Office REITs — 0.7%
BXP, Inc., REIT 6,078 364,741
Real Estate Management & Development — 3.7%
CBRE Group, Inc., Class
a
A* 11,973 1,497,104
CoStar Group, Inc.* 17,468 562,469
2,059,573
Residential REITs — 8.8%
AvalonBay Communities, Inc.,
REIT 5,837 1,065,311
Camden Property Trust, REIT 4,260 453,946
Equity Residential, REIT 14,171 927,492
Essex Property Trust, Inc., REIT 2,657 724,405
Invitation Homes, Inc., REIT 23,241 679,799
Mid-America Apartment
Communities, Inc., REIT 4,816 621,601
UDR, Inc., REIT 12,396 457,412
4,929,966
Retail REITs — 8.9%
Federal Realty Investment Trust,
REIT 3,235 387,003
Kimco Realty Corp., REIT 27,780 668,942
Realty Income Corp., REIT 26,095 1,599,102
Regency Centers Corp., REIT 6,783 524,665
Simon Property Group, Inc.,
REIT 8,906 1,824,929
5,004,641
Specialized REITs — 28.6%
American Tower Corp., REIT 12,570 2,350,087
Crown Castle, Inc., REIT 17,947 1,642,151
Digital Realty Trust, Inc., REIT 9,349 1,776,310
Equinix, Inc., REIT 2,638 2,817,490
Extra Space Storage, Inc., REIT 8,747 1,262,280
Iron Mountain, Inc., REIT 12,192 1,563,624
Public Storage, REIT 5,630 1,709,775
SBA Communications Corp.,
Class
a
A, REIT 4,390 891,872
Investments
Shares Value
Common Stocks (a) (continued)
VICI Properties, Inc., Class
a
A,
REIT 44,988 $ 1,269,561
Weyerhaeuser Co., REIT 29,695 727,824
16,010,974
Total Common Stocks
(Cost $40,547,315)
38,922,308
Exchange Traded Funds (a) — 8 .9%
ProShares GENIUS Money
Market ETF, 3.53%(b)(c)
(Cost $5,004,500) 50,000 5,006,000
Principal
Amount
Short-Term Investments — 10 .7%
Repurchase Agreements (d) — 10 .7%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $6,007,338
(Cost $6,005,535) $ 6,005,535
6,005,535
Total Investments — 89.2%
(Cost $51,557,350) 49,933,843
Other assets less liabilities — 10.8% 6,030,963
Net Assets — 100.0% $ 55,964,806
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $2,102,987.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of May 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 5,896,146
Aggregate gross unrealized depreciation (8,109,864)
Net unrealized depreciation $ (2,213,718)
Federal income tax cost $ 52,214,297

See accompanying notes to the financial statements.
ULTRA REAL ESTATE :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URE
::
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
May 31, 2026
($)
Shares held
at May 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF — 5,004,500 – – 1,500 5,006,000 50,000 6,277
Swap Agreements
a
Ultra Real Estate had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
13,256,458 3/8/2027
Bank of
America NA 4.72%
S&P Real Estate
Select Sector Index
f
(300,367) 70,367 230,000 —
12,084,074 3/8/2027 BNP Paribas 4.52%
S&P Real Estate
Select Sector Index
f
(534,563) — 534,563 —
5,044,810 4/15/2027 Citibank NA 4.67%
S&P Real Estate
Select Sector Index
f
496,360 (496,360) — —
15,778,971 3/8/2027
Goldman Sachs
International 4.37%
S&P Real Estate
Select Sector Index
f
302,155 (302,155) — —
9,496,201 3/8/2027
Societe
Generale 4.57%
S&P Real Estate
Select Sector Index
f
255,022 (255,022) — —
17,530,752 3/8/2027 UBS AG 4.42%
S&P Real Estate
Select Sector Index
f
(151,871) — 151,871 —
73,191,266 66,736
Total Unrealized
Appreciation
1,053,537
Total Unrealized
Depreciation
(986,801)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

MAY 31, 2026 :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 50 .2%
Aerospace & Defense — 1.1%
AAR Corp.* 1,441 $ 162,285
AeroVironment, Inc.* 1,393 288,685
AerSale Corp.* 1,320 8,699
AIRO Group Holdings, Inc.* 756 6,789
Archer Aviation, Inc., Class
a
A* 22,407 152,592
Astronics Corp.* 1,150 100,050
Beta Technologies, Inc.,
Class
a
A* 1,224 22,448
Byrna Technologies, Inc.* 667 4,162
Cadre Holdings, Inc. 1,048 32,635
Ducommun, Inc.* 508 77,328
Eve Holding, Inc.* 3,529 12,175
Firefly Aerospace, Inc.* 863 40,121
Intuitive Machines, Inc.(b) 4,108 180,054
Kratos Defense & Security
Solutions, Inc.* 6,661 427,170
Mercury Systems, Inc.* 2,003 223,735
Moog, Inc., Class
a
A 1,036 372,929
National Presto Industries, Inc. 192 24,301
Park Aerospace Corp. 672 21,417
Red Cat Holdings, Inc.* 3,813 55,289
Redwire Corp.* 3,904 95,921
Satellogic, Inc., Class
a
A* 3,061 29,110
V2X, Inc.* 976 81,135
Voyager Technologies, Inc.,
Class
a
A* 1,763 87,321
VSE Corp. 991 183,484
York Space Systems, Inc.(b) 655 21,379
2,711,214
Air Freight & Logistics — 0.0%(c)
Arrive AI, Inc.* 111 73
Forward Air Corp.* 802 8,485
Hub Group, Inc., Class
a
A 2,200 91,388
Radiant Logistics, Inc.* 1,334 11,326
111,272
Automobile Components — 0.5%
Adient plc* 2,893 66,134
Cooper-Standard Holdings,
Inc.* 623 18,896
Dana, Inc. 4,167 147,553
Dauch Corp.* 8,413 55,862
Dorman Products, Inc.* 1,016 125,903
Fox Factory Holding Corp.* 1,548 27,926
Garrett Motion, Inc. 6,542 214,316
Gentherm, Inc.* 1,110 38,506
Goodyear Tire & Rubber Co.
(The)* 10,161 61,982
Holley, Inc.* 2,812 7,677
LCI Industries 872 95,065
Motorcar Parts of America, Inc.* 494 5,464
Patrick Industries, Inc. 1,197 108,352
Phinia, Inc. 1,402 108,319
Solid Power, Inc.* 6,488 21,475
Standard Motor Products, Inc. 778 30,490
Strattec Security Corp.* 149 11,914
Visteon Corp. 1,012 119,709
Investments
Shares Value
Common Stocks (a) (continued)
XPEL, Inc.*(d) 934 $ 42,703
1,308,246
Automobiles — 0.0%(c)
Faraday Future Intelligent
Electric, Inc., Class
a
A* 7,079 2,574
Livewire Group, Inc.(b) 426 600
Winnebago Industries, Inc. 1,004 29,809
32,983
Banks — 4.5%
1st Source Corp. 681 50,271
ACNB Corp. 373 20,250
Amalgamated Financial Corp. 846 35,092
Amerant Bancorp, Inc., Class
a
A 1,345 30,558
Ameris Bancorp 2,410 203,187
Ames National Corp. 327 9,398
Arrow Financial Corp. 600 22,020
Associated Banc-Corp. 6,127 170,392
Atlantic Union Bankshares
Corp. 5,251 197,543
Avidbank Holdings, Inc.* 107 3,293
Axos Financial, Inc.* 2,003 174,081
Banc of California, Inc. 4,997 96,042
BancFirst Corp. 769 84,813
Bancorp, Inc. (The)* 1,537 84,781
Bank First Corp. 380 52,828
Bank of Hawaii Corp. 1,450 111,070
Bank of Marin Bancorp 542 14,005
Bank of NT Butterfield & Son
Ltd. (The) 1,534 86,610
Bank7 Corp. 157 6,949
BankUnited, Inc. 2,739 127,062
Bankwell Financial Group, Inc. 249 13,028
Banner Corp. 1,240 80,600
Bar Harbor Bankshares 605 21,139
BayCom Corp. 377 11,612
BCB Bancorp, Inc. 571 5,961
Beacon Financial Corp. 3,069 89,277
Blue Ridge Bankshares, Inc. 2,483 8,194
Bridgewater Bancshares, Inc.* 768 14,484
Burke & Herbert Financial
Services Corp. 604 38,414
Business First Bancshares, Inc. 1,159 33,008
BV Financial, Inc.* 253 4,966
Byline Bancorp, Inc. 1,137 37,623
C&F Financial Corp. 112 8,260
California BanCorp 827 15,696
Camden National Corp. 617 30,869
Capital Bancorp, Inc. 424 13,534
Capital City Bank Group, Inc. 511 23,322
Capitol Federal Financial, Inc. 4,535 35,237
Carter Bankshares, Inc. 805 21,977
Cathay General Bancorp 2,382 137,346
CB Financial Services, Inc. 169 6,057
Central Pacific Financial Corp. 952 32,711
CF Bankshares, Inc. 186 5,305
Chain Bridge Bancorp, Inc.,
Class
a
A* 80 2,900
Chemung Financial Corp. 153 10,508

See accompanying notes to the financial statements.
ULTRA RUSSELL2000 :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
ChoiceOne Financial Services,
Inc. 527 $ 16,548
Citizens & Northern Corp. 634 13,352
Citizens Community Bancorp,
Inc. 341 6,956
Citizens Financial Services, Inc. 167 10,860
City Holding Co. 518 64,393
Civista Bancshares, Inc. 752 19,477
CNB Financial Corp. 1,076 33,001
Coastal Financial Corp.* 475 33,811
CoastalSouth Bancshares, Inc. 338 8,629
Colony Bankcorp, Inc. 758 15,008
Columbia Financial, Inc.* 1,001 20,150
Commercial Bancgroup, Inc. 254 7,338
Community Financial System,
Inc. 1,950 124,098
Community Trust Bancorp, Inc. 588 39,314
Community West Bancshares 847 20,336
ConnectOne Bancorp, Inc. 1,755 52,773
Customers Bancorp, Inc.* 1,178 88,515
CVB Financial Corp. 6,179 125,804
Dime Community Bancshares,
Inc. 1,468 54,933
Eagle Bancorp Montana, Inc. 273 6,058
Eagle Bancorp, Inc. 1,037 28,300
Eagle Financial Services, Inc. 169 6,669
Eastern Bankshares, Inc. 8,013 158,096
ECB Bancorp, Inc.* 276 5,040
Enterprise Financial Services
Corp. 1,351 81,884
Equity Bancshares, Inc.,
Class
a
A 631 29,089
Esquire Financial Holdings, Inc. 267 29,341
Farmers & Merchants Bancorp,
Inc. 467 13,043
Farmers National Banc Corp. 2,044 28,984
FB Bancorp, Inc.* 591 8,239
FB Financial Corp. 1,629 85,832
Fidelity D&D Bancorp, Inc. 175 8,174
Financial Institutions, Inc. 720 26,086
Finward Bancorp 126 4,155
Finwise Bancorp* 343 4,932
First Bancorp 5,765 138,245
First Bancorp 1,486 87,421
First Bancorp, Inc. (The) 397 11,557
First Bank 794 12,418
First Busey Corp. 3,112 85,175
First Business Financial
Services, Inc. 292 16,796
First Capital, Inc. 120 7,417
First Commonwealth Financial
Corp. 3,801 71,991
First Community Bankshares,
Inc. 608 26,211
First Community Corp. 262 7,876
First Financial Bancorp 3,827 117,719
First Financial Bankshares, Inc. 4,954 161,897
First Financial Corp. 419 28,986
First Internet Bancorp 286 6,910
First Interstate BancSystem,
Inc., Class
a
A 3,176 113,066
Investments
Shares Value
Common Stocks (a) (continued)
First Merchants Corp. 2,296 $ 92,529
First Mid Bancshares, Inc. 801 35,284
First National Corp. 287 7,977
First United Corp. 222 8,778
First Western Financial, Inc.* 305 8,897
Firstsun Capital Bancorp* 840 29,778
Five Star Bancorp 574 24,240
Flagstar Bank NA 11,188 157,303
Flushing Financial Corp. 1,187 18,956
Franklin Financial Services
Corp. 154 8,952
FS Bancorp, Inc. 238 9,689
Fulton Financial Corp. 7,068 153,305
FVCBankcorp, Inc. 568 8,963
GBank Financial Holdings, Inc.
(b) 331 9,860
German American Bancorp, Inc. 1,335 58,366
Glacier Bancorp, Inc. 4,727 224,769
Great Southern Bancorp, Inc. 302 21,669
Greene County Bancorp, Inc. 258 6,770
Hancock Whitney Corp. 3,079 209,741
Hanmi Financial Corp. 1,093 32,921
Hanover Bancorp, Inc. 168 3,908
Hawthorn Bancshares, Inc. 212 7,778
HBT Financial, Inc. 421 12,053
Heritage Financial Corp. 1,256 34,226
Hilltop Holdings, Inc. 1,601 60,390
Hingham Institution For Savings
(The)(b) 61 17,653
Home Bancorp, Inc. 251 16,159
Home BancShares, Inc. 6,938 185,661
HomeTrust Bancshares, Inc. 581 26,999
Hope Bancorp, Inc. 4,555 57,120
Horizon Bancorp, Inc. 1,851 34,336
Independent Bank Corp. 735 25,225
Independent Bank Corp. 1,834 145,033
International Bancshares Corp. 2,008 144,897
Investar Holding Corp. 472 13,339
John Marshall Bancorp, Inc. 465 9,891
Kearny Financial Corp. 2,107 17,362
Lakeland Financial Corp. 915 55,476
Landmark Bancorp, Inc. 175 4,974
LCNB Corp. 495 8,435
Live Oak Bancshares, Inc. 1,302 49,515
MainStreet Bancshares, Inc. 252 5,768
Mechanics Bancorp 1,785 26,275
Mercantile Bank Corp. 619 32,801
Meridian Corp. 341 6,131
Metrocity Bankshares, Inc. 817 26,683
Metropolitan Bank Holding
Corp. 327 29,273
Mid Penn Bancorp, Inc. 719 23,475
Midland States Bancorp, Inc. 747 20,767
MVB Financial Corp. 412 11,021
National Bank Holdings Corp.,
Class
a
A 1,396 58,395
National Bankshares, Inc. 229 8,059
NB Bancorp, Inc. 1,469 29,424
NBT Bancorp, Inc. 1,885 87,162
Nicolet Bankshares, Inc. 680 95,384

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
Northeast Bank 274 $ 34,453
Northeast Community Bancorp,
Inc. 455 11,029
Northfield Bancorp, Inc. 1,361 19,299
Northpointe Bancshares, Inc. 756 12,912
Northrim Bancorp, Inc. 800 19,768
Northwest Bancshares, Inc. 5,345 75,632
Norwood Financial Corp. 365 11,034
Oak Valley Bancorp 252 8,293
OceanFirst Financial Corp. 2,069 38,877
OFG Bancorp 1,588 72,349
Ohio Valley Banc Corp. 140 6,727
Old National Bancorp 12,899 309,705
Old Second Bancorp, Inc. 1,856 39,570
OP Bancorp 434 6,102
Orange County Bancorp, Inc. 430 14,672
Origin Bancorp, Inc. 1,095 52,188
Orrstown Financial Services,
Inc. 688 25,545
Park National Corp. 546 93,672
Parke Bancorp, Inc. 358 11,001
Pathward Financial, Inc. 814 66,943
Patriot National Bancorp, Inc.* 2,878 3,223
PCB Bancorp 397 9,754
Peapack-Gladstone Financial
Corp. 589 25,474
Peoples Bancorp of North
Carolina, Inc. 155 6,525
Peoples Bancorp, Inc. 1,284 44,658
Peoples Financial Services
Corp. 343 20,378
Pioneer Bancorp, Inc.* 405 6,047
Plumas Bancorp 240 12,631
Ponce Financial Group, Inc.* 724 13,669
Preferred Bank 430 41,203
Primis Financial Corp. 773 11,154
Princeton Bancorp, Inc. 192 6,920
Provident Financial Services,
Inc. 4,743 105,247
QCR Holdings, Inc. 600 55,290
RBB Bancorp 598 14,304
Red River Bancshares, Inc. 187 17,002
Renasant Corp. 3,472 141,380
Republic Bancorp, Inc., Class
a
A 309 25,014
Rhinebeck Bancorp, Inc.* 166 2,702
Richmond Mutual Bancorp, Inc. 304 4,414
Riverview Bancorp, Inc. 744 4,174
S&T Bancorp, Inc. 1,373 61,909
SB Financial Group, Inc. 209 4,514
Seacoast Banking Corp. of
Florida 3,578 108,449
ServisFirst Bancshares, Inc. 1,900 148,181
Shore Bancshares, Inc. 1,136 23,470
Sierra Bancorp 445 16,901
Simmons First National Corp.,
Class
a
A 5,313 113,964
SmartFinancial, Inc. 560 23,352
Sound Financial Bancorp, Inc. 79 3,297
South Plains Financial, Inc. 455 18,468
Southern First Bancshares,
Inc.* 286 16,522
Investments
Shares Value
Common Stocks (a) (continued)
Southern Missouri Bancorp,
Inc. 356 $ 24,585
Southside Bancshares, Inc. 1,065 34,889
SR Bancorp, Inc. 268 5,036
Stellar Bancorp, Inc. 1,708 63,777
Stock Yards Bancorp, Inc. 969 69,516
Texas Capital Bancshares, Inc.* 1,615 160,676
Third Coast Bancshares, Inc.* 474 18,135
Timberland Bancorp, Inc. 274 11,119
Tompkins Financial Corp. 496 42,730
Towne Bank 3,167 107,900
TriCo Bancshares 1,115 56,642
Triumph Financial, Inc.* 836 59,565
TrustCo Bank Corp. 649 33,625
Trustmark Corp. 2,030 89,645
UMB Financial Corp. 2,676 351,252
Union Bankshares, Inc. 134 3,095
United Bankshares, Inc. 5,150 223,562
United Community Banks, Inc. 4,509 148,572
Unity Bancorp, Inc. 269 15,026
Univest Financial Corp. 1,034 40,781
USCB Financial Holdings, Inc. 430 7,972
Valley National Bancorp 17,863 245,974
Virginia National Bankshares
Corp. 175 7,593
WaFd, Inc. 2,804 99,710
Washington Trust Bancorp, Inc. 701 22,832
WesBanco, Inc. 3,486 120,790
West Bancorp, Inc. 556 13,311
Westamerica Bancorp 874 48,498
Western New England Bancorp,
Inc. 668 8,864
WSFS Financial Corp. 1,967 140,542
11,291,146
Beverages — 0.1%
MGP Ingredients, Inc. 519 9,161
National Beverage Corp.* 883 32,662
Vita Coco Co., Inc. (The)* 1,755 131,853
Zevia PBC, Class
a
A* 2,044 3,168
176,844
Biotechnology — 4.2%
4D Molecular Therapeutics,
Inc.* 1,627 16,124
Abeona Therapeutics, Inc.(b) 1,688 9,757
Absci Corp.* 5,019 33,878
ACADIA Pharmaceuticals, Inc.* 4,631 100,307
Actuate Therapeutics, Inc.* 350 707
ADC Therapeutics SA* 3,759 12,781
ADMA Biologics, Inc.* 8,533 68,093
Agios Pharmaceuticals, Inc.* 2,079 61,123
Akebia Therapeutics, Inc.* 9,319 9,505
Aktis Oncology, Inc.(b) 757 15,700
Aldeyra Therapeutics, Inc.* 1,997 3,495
Alector, Inc.* 3,348 7,232
Alkermes plc* 5,972 251,959
Allogene Therapeutics, Inc.* 5,734 12,443
Altimmune, Inc.* 4,804 14,652
AnaptysBio, Inc.* 672 37,410

See accompanying notes to the financial statements.
ULTRA RUSSELL2000 :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
Anavex Life Sciences Corp.(b) 3,220 $ 9,757
Anika Therapeutics, Inc.* 459 6,669
Annexon, Inc.* 4,853 26,303
Apogee Therapeutics, Inc.* 1,637 134,463
Arbutus Biopharma Corp.* 5,554 25,326
Arcturus Therapeutics Holdings,
Inc.* 976 7,730
Arcus Biosciences, Inc.* 3,088 78,250
Arcutis Biotherapeutics, Inc.* 4,051 86,934
Ardelyx, Inc.* 8,820 53,273
ArriVent Biopharma, Inc.* 1,187 35,930
Arrowhead Pharmaceuticals,
Inc.* 4,980 387,992
ARS Pharmaceuticals, Inc.(b) 2,171 19,691
Atrium Therapeutics, Inc.* 449 5,837
aTyr Pharma, Inc.* 3,530 1,915
Aura Biosciences, Inc.* 1,657 12,378
Aurinia Pharmaceuticals, Inc.* 4,393 67,345
Avita Medical, Inc.* 517 2,239
Beam Therapeutics, Inc.* 3,519 115,881
Benitec Biopharma, Inc.* 714 8,254
Bicara Therapeutics, Inc.* 1,159 25,208
BioCryst Pharmaceuticals, Inc.* 8,331 74,229
Biohaven Ltd.* 4,327 47,640
Bridgebio Pharma, Inc.* 5,841 387,025
Bright Minds Biosciences, Inc.* 257 22,634
Candel Therapeutics, Inc.(b) 1,676 13,911
Capricor Therapeutics, Inc.* 1,604 48,056
Cardiff Oncology, Inc.* 2,310 4,389
CareDx, Inc.* 1,853 42,285
Cartesian Therapeutics, Inc.* 386 2,910
Catalyst Pharmaceuticals, Inc.* 4,263 133,133
Celcuity, Inc.* 1,291 171,548
Celldex Therapeutics, Inc.* 2,786 87,564
CG oncology, Inc.* 2,173 135,356
Cogent Biosciences, Inc.* 5,268 184,169
Coherus Oncology, Inc.* 3,812 6,061
Compass Therapeutics, Inc.* 4,749 11,303
Corvus Pharmaceuticals, Inc.* 2,369 29,399
CRISPR Therapeutics AG(b) 3,362 188,877
Cullinan Therapeutics, Inc.* 1,986 32,650
Cytokinetics, Inc.* 4,765 365,761
Denali Therapeutics, Inc.* 5,241 110,271
Design Therapeutics, Inc.* 878 9,201
DiaMedica Therapeutics, Inc.* 1,264 7,571
Dianthus Therapeutics, Inc.* 1,320 122,773
Disc Medicine, Inc.* 1,011 70,335
Dyne Therapeutics, Inc.* 4,905 94,814
Editas Medicine, Inc.* 3,622 12,532
Eledon Pharmaceuticals, Inc.* 2,750 10,478
Emergent BioSolutions, Inc.* 1,920 17,510
Enanta Pharmaceuticals, Inc.* 1,004 13,213
Entrada Therapeutics, Inc.* 1,047 7,402
Erasca, Inc.* 6,982 89,649
Evommune, Inc.* 384 8,920
Fate Therapeutics, Inc.* 4,003 11,369
Fennec Pharmaceuticals, Inc.* 1,068 10,605
First Tracks Biotherapeutics,
Inc.* 672 10,725
Foghorn Therapeutics, Inc.* 1,269 5,431
Investments
Shares Value
Common Stocks (a) (continued)
Geron Corp.* 20,105 $ 25,131
Gossamer Bio, Inc.* 7,072 1,633
GRAIL, Inc.* 1,294 92,754
Greenwich Lifesciences, Inc.(b) 234 6,125
Gyre Therapeutics, Inc.* 435 2,571
Heron Therapeutics, Inc.* 5,655 4,920
Humacyte, Inc.* 5,965 7,755
Ideaya Biosciences, Inc.* 3,117 91,858
ImmunityBio, Inc.(b) 10,862 81,682
Immunome, Inc.* 3,758 82,037
Immunovant, Inc.* 3,000 99,900
Inhibikase Therapeutics, Inc.(b) 3,944 6,902
Inhibrx Biosciences, Inc.* 334 34,739
Inmune Bio, Inc.* 820 1,156
Intellia Therapeutics, Inc.* 4,087 57,504
Iovance Biotherapeutics, Inc.* 12,416 50,906
Ironwood Pharmaceuticals,
Inc., Class
a
A* 5,889 21,024
Jade Biosciences, Inc.* 1,173 24,680
Janux Therapeutics, Inc.* 1,578 23,023
KalVista Pharmaceuticals, Inc.* 1,412 37,940
Keros Therapeutics, Inc.* 1,075 12,094
Kodiak Sciences, Inc.* 1,393 51,137
Korro Bio, Inc.* 244 3,272
Krystal Biotech, Inc.* 913 282,144
Kura Oncology, Inc.* 2,968 30,274
Kymera Therapeutics, Inc.* 2,111 171,878
Larimar Therapeutics, Inc.* 1,737 6,045
Lexeo Therapeutics, Inc.* 2,434 12,511
Madrigal Pharmaceuticals, Inc.* 630 313,280
MannKind Corp.* 11,261 42,454
MapLight Therapeutics, Inc.* 712 20,869
MeiraGTx Holdings plc* 1,664 17,722
MiMedx Group, Inc.* 4,356 16,030
Mineralys Therapeutics, Inc.* 1,757 55,346
Mirum Pharmaceuticals, Inc.* 1,553 157,630
Monopar Therapeutics, Inc.(b) 163 10,602
Monte Rosa Therapeutics, Inc.* 2,227 43,894
Myriad Genetics, Inc.* 3,389 13,454
Neurogene, Inc.* 416 11,789
Nkarta, Inc.* 1,719 5,587
Novavax, Inc.* 5,511 60,456
Nurix Therapeutics, Inc.* 3,743 66,476
Nuvalent, Inc., Class
a
A* 1,843 203,449
Nuvectis Pharma, Inc.* 570 5,558
Olema Pharmaceuticals, Inc.* 2,571 33,911
Organogenesis Holdings, Inc.,
Class
a
A* 2,514 6,461
ORIC Pharmaceuticals, Inc.* 2,435 20,576
Oruka Therapeutics, Inc.* 1,703 99,677
Palvella Therapeutics, Inc.* 285 33,761
Perspective Therapeutics, Inc.* 2,288 9,015
Praxis Precision Medicines,
Inc.* 951 332,821
Precigen, Inc.* 6,636 28,800
Prime Medicine, Inc.* 3,781 13,423
Protagonist Therapeutics, Inc.* 2,143 213,357
Protalix BioTherapeutics, Inc.* 2,688 5,672
Protara Therapeutics, Inc.* 1,891 8,793
Prothena Corp. plc* 1,620 16,492

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
PTC Therapeutics, Inc.* 2,899 $ 214,091
Puma Biotechnology, Inc.* 1,585 11,364
Recursion Pharmaceuticals,
Inc., Class
a
A(b) 16,872 60,570
REGENXBIO, Inc.* 1,739 12,190
Relay Therapeutics, Inc.* 5,185 72,849
Replimune Group, Inc.* 2,636 22,907
Rezolute, Inc.* 2,665 8,795
Rhythm Pharmaceuticals, Inc.* 1,948 172,047
Rigel Pharmaceuticals, Inc.* 659 20,093
Rocket Pharmaceuticals, Inc.* 3,119 9,575
Sana Biotechnology, Inc.* 6,180 20,394
Savara, Inc.* 5,393 28,044
Scholar Rock Holding Corp.* 3,213 158,401
SELLAS Life Sciences Group,
Inc.(b) 6,326 58,895
Sionna Therapeutics, Inc.* 598 25,606
Solid Biosciences, Inc.* 2,170 15,928
Spyre Therapeutics, Inc.* 2,748 201,978
Stoke Therapeutics, Inc.* 1,803 55,731
Syndax Pharmaceuticals, Inc.* 3,168 62,061
Tango Therapeutics, Inc.* 4,088 89,854
Taysha Gene Therapies, Inc.* 8,129 47,717
Tectonic Therapeutic, Inc.* 404 12,591
Tevogen Bio Holdings, Inc.* 31 245
TG Therapeutics, Inc.* 5,346 202,827
Tonix Pharmaceuticals Holding
Corp.* 500 6,165
Travere Therapeutics, Inc.* 3,036 143,238
TriSalus Life Sciences, Inc.* 1,033 3,523
TuHURA Biosciences, Inc.* 1,581 3,573
Twist Bioscience Corp.* 2,231 149,187
Tyra Biosciences, Inc.* 954 31,873
Upstream Bio, Inc.* 1,208 10,099
UroGen Pharma Ltd.* 1,481 41,661
Vanda Pharmaceuticals, Inc.* 2,050 13,223
Vaxcyte, Inc.* 4,571 234,949
Vera Therapeutics, Inc.,
Class
a
A* 2,276 80,844
Veracyte, Inc.* 2,885 133,691
Verastem, Inc.* 2,466 10,678
Vericel Corp.* 1,855 61,827
Vir Biotechnology, Inc.* 3,436 32,779
Viridian Therapeutics, Inc.* 2,995 52,772
Voyager Therapeutics, Inc.* 1,714 6,633
Xencor, Inc.* 2,593 30,805
Xenon Pharmaceuticals, Inc.* 3,181 174,096
XOMA Royalty Corp.* 358 14,932
Zenas Biopharma, Inc.* 865 15,916
Zymeworks, Inc.* 1,834 46,088
10,442,495
Broadline Retail — 0.0%(c)
Groupon, Inc., Class
a
A(b) 936 18,935
Kohl's Corp. 4,016 57,670
Savers Value Village, Inc.(b) 1,413 12,646
89,251
Building Products — 0.7%
Apogee Enterprises, Inc. 779 29,921
Investments
Shares Value
Common Stocks (a) (continued)
AZZ, Inc. 1,093 $ 148,113
CSW Industrials, Inc. 589 163,135
Gibraltar Industries, Inc.* 1,099 42,476
Griffon Corp. 1,413 124,316
Insteel Industries, Inc. 688 18,913
Janus International Group, Inc.* 4,993 26,663
JELD-WEN Holding, Inc.* 3,130 6,761
Masterbrand, Inc.(b) 7,401 64,244
Modine Manufacturing Co.* 1,930 538,296
Quanex Building Products
Corp. 1,697 31,581
Resideo Technologies, Inc.* 4,756 148,720
Tecnoglass, Inc. 998 43,004
UFP Industries, Inc. 2,142 173,502
Zurn Elkay Water Solutions
Corp. 5,536 260,192
1,819,837
Capital Markets — 0.8%
Acadian Asset Management,
Inc. 988 71,442
AlTi Global, Inc.* 1,593 5,257
Artisan Partners Asset
Management, Inc., Class
a
A 2,305 86,299
Bakkt, Inc., Class
a
A* 596 6,479
BGC Group, Inc., Class
a
A 13,350 139,508
Cohen & Steers, Inc. 1,021 71,266
DigitalBridge Group, Inc. 6,523 102,020
Donnelley Financial Solutions,
Inc.* 941 37,348
Fold Holdings, Inc.* 235 227
GCM Grosvenor, Inc., Class
a
A 2,258 24,003
Innventure, Inc.(b) 1,906 10,159
Marex Group plc 2,028 107,362
MarketWise, Inc. 63 1,086
Miami International Holdings,
Inc.* 906 42,808
Moelis & Co., Class
a
A 2,737 184,173
Open Lending Corp.* 3,722 8,486
Patria Investments Ltd., Class
a
A 2,436 28,233
Perella Weinberg Partners,
Class
a
A 2,406 41,287
Piper Sandler Cos. 2,576 201,984
PJT Partners, Inc., Class
a
A 846 129,353
Ridgepost Capital, Inc., Class
a
A 2,151 17,810
Siebert Financial Corp.* 521 969
Silvercrest Asset Management
Group, Inc., Class
a
A 244 2,765
StepStone Group, Inc., Class
a
A 2,569 126,677
StoneX Group, Inc.* 2,706 306,725
Value Line, Inc. 29 934
Victory Capital Holdings, Inc.,
Class
a
A 1,657 140,099
Virtus Investment Partners, Inc. 236 33,755
Wealthfront Corp.* 1,291 15,776
Webull Corp.* 10,209 65,338
Westwood Holdings Group, Inc. 274 4,510
WisdomTree, Inc. 4,556 86,792
2,100,930

See accompanying notes to the financial statements.
ULTRA RUSSELL2000 :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
Chemicals — 0.8%
AdvanSix, Inc. 967 $ 21,699
American Vanguard Corp.* 940 2,425
Arq, Inc.* 1,178 3,251
Ascent Industries Co.* 302 4,092
ASP Isotopes, Inc.(b) 4,172 32,458
Aspen Aerogels, Inc.* 2,440 15,616
Avient Corp. 3,385 119,897
Balchem Corp. 1,209 189,487
Cabot Corp. 1,924 168,369
Chemours Co. (The) 5,546 122,899
Core Molding Technologies,
Inc.* 299 7,083
Ecovyst, Inc.* 4,203 55,438
Flotek Industries, Inc.* 524 10,454
Hawkins, Inc. 719 111,280
HB Fuller Co. 2,014 129,057
Ingevity Corp.* 1,325 89,861
Innospec, Inc. 914 75,807
Intrepid Potash, Inc.* 396 15,472
Koppers Holdings, Inc. 696 28,397
Kronos Worldwide, Inc. 803 5,774
LSB Industries, Inc.* 1,982 24,854
Mativ Holdings, Inc. 1,989 17,662
Minerals Technologies, Inc. 1,163 89,574
Orion SA 2,042 15,601
Perimeter Solutions, Inc.* 5,125 165,435
PureCycle Technologies, Inc.(b) 4,781 59,237
Quaker Chemical Corp. 507 72,770
Rayonier Advanced Materials,
Inc.* 2,372 21,704
Sensient Technologies Corp. 1,557 177,264
Solesence, Inc.* 692 851
Stepan Co. 794 41,963
Tronox Holdings plc 4,400 34,980
Valhi, Inc. 89 1,281
1,931,992
Commercial Services & Supplies — 0.7%
ABM Industries, Inc. 2,205 86,127
ACCO Brands Corp. 3,217 12,739
ACV Auctions, Inc., Class
a
A* 6,183 40,622
BrightView Holdings, Inc.* 2,618 32,359
Brink's Co. (The) 1,534 159,567
Casella Waste Systems, Inc.,
Class
a
A* 2,315 190,224
Cimpress plc* 626 61,699
CompX International, Inc. 57 1,433
CoreCivic, Inc.* 3,800 80,104
Deluxe Corp. 1,629 39,568
Ennis, Inc. 887 18,148
Enviri Corp.* 2,800 58,100
GEO Group, Inc. (The)* 4,906 111,219
Healthcare Services Group,
Inc.* 2,592 53,395
HNI Corp. 2,593 80,876
Interface, Inc., Class
a
A 2,135 63,196
Liquidity Services, Inc.* 856 30,996
Millerknoll, Inc. 2,519 40,757
Investments
Shares Value
Common Stocks (a) (continued)
Mobile Infrastructure Corp.,
Class
a
A* 476 $ 1,052
NLI Holdings, Inc. 310 1,882
Onterris, Inc.* 1,216 19,468
OPENLANE, Inc.* 3,876 147,676
Perma-Fix Environmental
Services, Inc.* 637 6,255
Pitney Bowes, Inc. 5,940 95,634
Quad/Graphics, Inc. 1,020 7,599
UniFirst Corp. 539 143,061
Vestis Corp.* 3,372 43,566
Virco Mfg. Corp. 416 2,509
1,629,831
Communications Equipment — 0.8%
ADTRAN Holdings, Inc.* 2,737 45,297
Applied Optoelectronics, Inc.* 2,433 385,412
Aviat Networks, Inc.* 431 7,659
BK Technologies Corp.* 105 8,668
Calix, Inc.* 2,220 88,245
Clearfield, Inc.* 423 19,974
Digi International, Inc.* 1,368 91,382
Extreme Networks, Inc.* 4,915 130,297
Harmonic, Inc.* 4,091 61,815
Inseego Corp.* 490 6,429
NETGEAR, Inc.* 1,007 26,172
NetScout Systems, Inc.* 2,575 107,171
Ribbon Communications, Inc.* 3,452 10,632
Viasat, Inc.* 4,551 366,902
Viavi Solutions, Inc.* 8,492 412,372
Vistance Networks, Inc. 8,036 100,289
1,868,716
Construction & Engineering — 1.6%
Ameresco, Inc., Class
a
A* 1,182 42,528
Arcosa, Inc. 1,788 226,629
Argan, Inc. 494 329,508
Bowman Consulting Group
Ltd., Class
a
A* 517 16,301
Cardinal Infrastructure Group,
Inc., Class
a
A* 472 24,492
Centuri Holdings, Inc.* 3,245 99,751
Concrete Pumping Holdings,
Inc.* 802 6,272
Construction Partners, Inc.,
Class
a
A* 1,757 204,638
Dycom Industries, Inc.* 1,075 548,250
Fluor Corp.* 5,933 271,494
Granite Construction, Inc. 1,612 220,586
IES Holdings, Inc.* 333 225,891
Legence Corp., Class
a
A* 1,883 157,682
Limbach Holdings, Inc.* 390 30,205
Matrix Service Co.* 998 13,104
MYR Group, Inc.* 568 264,154
NWPX Infrastructure, Inc.* 348 41,050
Orion Group Holdings, Inc.* 1,388 19,099
Primoris Services Corp. 1,993 250,680
Southland Holdings, Inc.* 464 566
Sterling Infrastructure, Inc.* 1,099 946,063

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
Tutor Perini Corp. 1,640 $ 117,244
4,056,187
Construction Materials — 0.1%
Knife River Corp.* 2,106 165,342
Smith-Midland Corp.* 100 3,205
Titan America SA(b) 895 14,562
United States Lime & Minerals,
Inc. 399 45,482
228,591
Consumer Finance — 0.5%
Atlanticus Holdings Corp.* 196 16,899
Bread Financial Holdings, Inc. 1,686 150,172
Consumer Portfolio Services,
Inc.* 353 3,481
Dave, Inc.* 382 107,938
Encore Capital Group, Inc.* 802 64,104
Enova International, Inc.* 878 141,806
FirstCash Holdings, Inc. 1,459 320,849
Green Dot Corp., Class
a
A* 1,995 25,676
Jefferson Capital, Inc. 819 13,915
LendingClub Corp.* 4,212 75,184
LendingTree, Inc.* 411 15,700
Medallion Financial Corp. 599 5,828
Navient Corp. 2,504 21,434
Nelnet, Inc., Class
a
A 475 62,021
NerdWallet, Inc., Class
a
A* 1,459 12,547
Oportun Financial Corp.* 1,491 8,081
OppFi, Inc.* 958 8,134
PRA Group, Inc.* 1,432 21,852
PROG Holdings, Inc. 1,448 53,243
Regional Management Corp. 333 12,241
Upstart Holdings, Inc.* 3,172 107,182
Vroom, Inc.* 39 460
World Acceptance Corp.* 87 14,363
1,263,110
Consumer Staples Distribution & Retail — 0.2%
Andersons, Inc. (The) 1,193 84,214
Chefs' Warehouse, Inc. (The)* 1,342 102,717
Grocery Outlet Holding Corp.* 3,488 29,683
HF Foods Group, Inc.* 1,478 2,882
Ingles Markets, Inc., Class
a
A 539 47,680
Natural Grocers by Vitamin
Cottage, Inc. 470 13,799
PriceSmart, Inc. 946 160,811
United Natural Foods, Inc.* 2,207 113,329
Village Super Market, Inc.,
Class
a
A 337 15,657
Weis Markets, Inc. 505 36,850
607,622
Containers & Packaging — 0.1%
Ardagh Metal Packaging SA 5,135 20,694
Greif, Inc., Class
a
A 885 56,047
Greif, Inc., Class
a
B 171 13,731
Myers Industries, Inc. 1,366 31,145
O-I Glass, Inc.* 5,660 49,525
Investments
Shares Value
Common Stocks (a) (continued)
Ranpak Holdings Corp.,
Class
a
A* 1,728 $ 11,923
TriMas Corp. 1,176 48,134
231,199
Distributors — 0.0%(c)
GigaCloud Technology, Inc.,
Class
a
A* 883 31,823
Gold. Com, Inc. 699 29,575
Weyco Group, Inc. 225 7,940
69,338
Diversified Consumer Services — 0.5%
American Public Education,
Inc.* 640 31,661
Carriage Services, Inc., Class
a
A 523 21,542
Coursera, Inc.* 8,034 43,303
Covista, Inc.* 1,255 147,839
Driven Brands Holdings, Inc.* 2,199 30,434
Frontdoor, Inc.* 2,674 165,975
Graham Holdings Co., Class
a
B 118 129,480
KinderCare Learning Cos., Inc.* 1,161 4,458
Laureate Education, Inc.* 4,682 149,777
Lincoln Educational Services
Corp.* 1,091 50,535
Matthews International Corp.,
Class
a
A 1,099 29,168
McGraw Hill, Inc.* 1,068 12,859
Nerdy, Inc.* 2,216 1,823
OneSpaWorld Holdings Ltd. 3,679 87,376
Perdoceo Education Corp. 2,368 76,676
Phoenix Education Partners,
Inc. 182 5,504
Strategic Education, Inc. 845 64,854
Stride, Inc.* 1,540 142,265
Universal Technical Institute,
Inc.* 1,738 65,019
1,260,548
Diversified REITs — 0.2%
AH Realty Trust, Inc., REIT 2,945 20,055
Alpine Income Property Trust,
Inc., REIT 484 9,327
American Assets Trust, Inc.,
REIT 1,915 44,619
Broadstone Net Lease, Inc.,
REIT 6,986 141,327
CTO Realty Growth, Inc., REIT 1,154 23,715
Essential Properties Realty
Trust, Inc., REIT 7,317 223,754
Gladstone Commercial Corp.,
REIT 1,782 22,471
Global Net Lease, Inc., REIT 7,299 68,392
Modiv Industrial, Inc., Class
a
C,
REIT 350 6,356
NexPoint Diversified Real
Estate Trust, REIT 1,348 7,198
567,214
Diversified Telecommunication Services — 0.3%
Anterix, Inc.* 415 26,568

See accompanying notes to the financial statements.
ULTRA RUSSELL2000 :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
ATN International, Inc. 366 $ 10,307
Bandwidth, Inc., Class
a
A* 1,018 66,139
Cogent Communications
Holdings, Inc. 1,795 31,879
Globalstar, Inc.* 1,847 155,536
IDT Corp., Class
a
B 599 33,041
Liberty Latin America Ltd.,
Class
a
A* 1,075 8,675
Liberty Latin America Ltd.,
Class
a
C* 5,105 41,861
Lumen Technologies, Inc.* 35,127 386,046
Shenandoah
Telecommunications Co. 1,869 29,811
Uniti Group, Inc. 6,156 69,070
858,933
Electric Utilities — 0.4%
Genie Energy Ltd., Class
a
B 773 10,729
Hawaiian Electric Industries,
Inc.* 6,025 80,132
MGE Energy, Inc. 1,359 102,604
Oklo, Inc., Class
a
A(b) 4,494 300,559
Otter Tail Corp. 1,419 122,971
Portland General Electric Co. 4,171 209,051
TXNM Energy, Inc. 3,710 219,669
1,045,715
Electrical Equipment — 2.1%
Allient, Inc. 530 41,955
American Superconductor
Corp.* 1,696 86,394
Amprius Technologies, Inc.* 4,241 86,008
Array Technologies, Inc.* 5,601 50,857
Atkore, Inc. 1,239 102,602
Bloom Energy Corp., Class
a
A* 8,064 2,298,240
EnerSys 1,354 308,671
Enovix Corp.(b) 7,098 56,642
Eos Energy Enterprises, Inc.* 11,366 95,815
Fluence Energy, Inc.* 3,375 63,720
Hyliion Holdings Corp.* 4,563 31,895
KULR Technology Group, Inc.* 1,560 7,457
LSI Industries, Inc. 1,018 24,666
NANO Nuclear Energy, Inc.* 1,474 42,569
Net Power, Inc.(b) 1,443 2,900
Nextpower, Inc., Class
a
A* 5,385 842,214
NuScale Power Corp., Class
a
A* 5,859 74,234
Plug Power, Inc.* 48,822 192,847
Powell Industries, Inc. 1,055 300,063
Power Solutions International,
Inc.* 315 13,129
Preformed Line Products Co. 95 35,133
Shoals Technologies Group,
Inc., Class
a
A* 6,210 77,315
SKYX Platforms Corp.* 3,310 3,740
SunPower, Inc.* 2,987 3,166
Sunrun, Inc.* 8,364 139,846
Vicor Corp.* 847 283,610
5,265,688
Investments
Shares Value
Common Stocks (a) (continued)
Electronic Equipment, Instruments & Components — 2.1%
908 Devices, Inc.* 1,020 $ 8,578
Advanced Energy Industries,
Inc. 1,388 419,426
Aeva Technologies, Inc.* 1,471 41,453
Arlo Technologies, Inc.* 3,741 49,905
Badger Meter, Inc. 1,093 135,423
Bel Fuse, Inc., Class
a
A 59 14,452
Bel Fuse, Inc., Class
a
B 437 119,965
Belden, Inc. 1,442 151,525
Benchmark Electronics, Inc. 1,301 109,882
Climb Global Solutions, Inc. 571 12,362
CTS Corp. 1,060 68,063
Daktronics, Inc.* 1,459 30,172
ePlus, Inc. 971 79,709
Evolv Technologies Holdings,
Inc.* 5,717 36,875
Fabrinet* 1,330 870,033
Frequency Electronics, Inc.* 245 18,591
Insight Enterprises, Inc.* 1,076 114,465
Itron, Inc.* 1,673 137,989
Kimball Electronics, Inc.* 895 23,207
Knowles Corp.* 3,146 117,692
Methode Electronics, Inc. 1,230 14,194
MicroVision, Inc.* 11,255 6,828
Mirion Technologies, Inc.,
Class
a
A* 8,829 161,394
M-Tron Industries, Inc.* 120 10,920
Napco Security Technologies,
Inc. 1,271 47,701
Neonode, Inc.* 462 790
nLight, Inc.* 1,752 129,858
Novanta, Inc.* 1,329 211,750
OSI Systems, Inc.* 579 125,498
Ouster, Inc.* 2,091 96,291
PC Connection, Inc. 408 28,393
Plexus Corp.* 979 262,724
Powerfleet, Inc.* 4,575 17,888
Richardson Electronics Ltd. 445 7,556
Rogers Corp.* 664 93,969
Sanmina Corp.* 1,966 510,629
ScanSource, Inc.* 806 37,294
TTM Technologies, Inc.* 3,770 654,924
Vishay Intertechnology, Inc. 4,460 232,143
Vishay Precision Group, Inc.* 441 55,262
Vuzix Corp.(b) 2,490 11,454
5,277,227
Energy Equipment & Services — 1.2%
Archrock, Inc. 6,359 212,963
Atlas Energy Solutions, Inc.,
Class
a
A(b) 2,858 47,700
Borr Drilling Ltd.* 10,504 52,625
Bristow Group, Inc., Class
a
A 1,047 43,597
Cactus, Inc., Class
a
A 2,524 146,493
Core Laboratories, Inc. 1,729 23,635
DMC Global, Inc.* 713 4,856
Energy Services of America
Corp. 435 6,495

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
Expro Group Holdings NV* 3,017 $ 44,561
Flowco Holdings, Inc., Class
a
A 810 18,946
Forum Energy Technologies,
Inc.* 391 19,636
Helix Energy Solutions Group,
Inc.* 5,121 47,881
Helmerich & Payne, Inc. 3,641 138,904
Innovex International, Inc.* 1,427 38,115
Kodiak Gas Services, Inc. 3,455 230,967
Liberty Energy, Inc., Class
a
A 5,817 170,205
Mammoth Energy Services,
Inc.* 893 2,992
Nabors Industries Ltd.* 521 48,260
National Energy Services
Reunited Corp.* 2,477 60,315
Natural Gas Services Group,
Inc. 374 14,698
Noble Corp. plc 4,651 216,178
Oceaneering International, Inc.* 3,639 139,119
Oil States International, Inc.* 2,076 17,646
Patterson-UTI Energy, Inc. 12,778 143,241
ProFrac Holding Corp.,
Class
a
A* 1,058 6,464
ProPetro Holding Corp.* 3,610 55,089
Ranger Energy Services, Inc.,
Class
a
A 799 12,353
RPC, Inc. 3,290 21,780
SEACOR Marine Holdings, Inc.* 804 6,070
Seadrill Ltd.* 2,313 109,104
Select Water Solutions, Inc.,
Class
a
A 3,483 62,450
Solaris Energy Infrastructure,
Inc., Class
a
A 1,705 118,566
TETRA Technologies, Inc.* 4,677 47,846
Tidewater, Inc.* 1,812 133,164
Transocean Ltd.* 34,211 211,766
Valaris Ltd.* 2,298 212,864
2,887,544
Entertainment — 0.3%
AMC Entertainment Holdings,
Inc., Class
a
A(b) 19,027 32,917
Atlanta Braves Holdings, Inc.,
Class
a
A* 249 13,346
Atlanta Braves Holdings, Inc.,
Class
a
C* 1,700 84,320
Cinemark Holdings, Inc. 3,909 109,452
CuriosityStream, Inc. 1,520 4,347
Gaia, Inc., Class
a
A* 614 1,437
IMAX Corp.* 1,612 63,964
Lionsgate Studios Corp.* 7,543 108,242
Madison Square Garden
Entertainment Corp., Class
a
A* 1,460 102,974
Marcus Corp. (The) 839 15,865
Meridian Holdings, Inc.* 67 779
Playstudios, Inc.* 3,290 1,824
Playtika Holding Corp. 2,070 7,804
Reservoir Media, Inc.* 749 7,730
Sphere Entertainment Co.* 999 138,342
Starz Entertainment Corp.* 423 9,890
Investments
Shares Value
Common Stocks (a) (continued)
Vivid Seats, Inc., Class
a
A* 217 $ 1,881
705,114
Financial Services — 0.9%
Acacia Research Corp.* 1,259 5,854
Alerus Financial Corp. 865 24,722
Banco Latinoamericano de
Comercio Exterior SA,
Class
a
E 1,037 57,906
Better Home & Finance Holding
Co.* 220 6,417
Burford Capital Ltd. 7,407 34,369
Cannae Holdings, Inc. 1,543 22,883
Cass Information Systems, Inc. 426 19,609
Compass Diversified Holdings* 2,475 28,091
Enact Holdings, Inc. 1,017 42,500
Essent Group Ltd. 3,424 198,215
EVERTEC, Inc. 2,369 57,969
Federal Agricultural Mortgage
Corp., Class
a
C 344 61,160
Finance of America Cos., Inc.,
Class
a
A* 165 3,287
Flywire Corp.* 4,317 69,245
HA Sustainable Infrastructure
Capital, Inc. 4,601 188,641
International Money Express,
Inc.* 1,010 15,120
Jackson Financial, Inc., Class
a
A 2,489 256,641
loanDepot, Inc., Class
a
A* 3,696 4,879
Marqeta, Inc., Class
a
A* 13,196 53,576
Merchants Bancorp 955 45,019
NCR Atleos Corp.* 2,697 120,286
NewtekOne, Inc. 906 12,575
NMI Holdings, Inc., Class
a
A* 2,832 101,669
Onity Group, Inc.* 260 8,980
Pagseguro Digital Ltd., Class
a
A 6,598 61,691
Payoneer Global, Inc.* 10,253 53,316
Paysafe Ltd.* 1,158 8,951
Paysign, Inc.* 1,294 9,407
PennyMac Financial Services,
Inc. 1,077 90,328
Priority Technology Holdings,
Inc.* 1,037 6,626
Radian Group, Inc. 4,993 170,511
Remitly Global, Inc.* 6,305 126,226
Repay Holdings Corp., Class
a
A* 2,481 9,626
Security National Financial
Corp., Class
a
A* 598 5,801
Sezzle, Inc.* 599 70,772
StoneCo Ltd., Class
a
A 9,249 105,901
Velocity Financial, Inc.* 427 7,473
Walker & Dunlop, Inc. 1,214 60,931
Waterstone Financial, Inc. 559 10,347
2,237,520
Food Products — 0.2%
Alico, Inc. 207 8,415
B&G Foods, Inc. 2,871 11,742
Beyond Meat, Inc.* 15,450 12,182
BRC, Inc., Class
a
A* 3,404 5,583
Cal-Maine Foods, Inc. 1,601 119,627

See accompanying notes to the financial statements.
ULTRA RUSSELL2000 :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
Dole plc 2,471 $ 34,569
Forafric Global plc* 203 2,064
Fresh Del Monte Produce, Inc. 1,223 39,307
Hain Celestial Group, Inc. (The)* 3,332 2,641
J & J Snack Foods Corp. 557 42,399
John B Sanfilippo & Son, Inc. 286 21,424
Lifeway Foods, Inc.* 189 4,504
Limoneira Co. 613 7,797
Mama's Creations, Inc.* 1,352 18,658
Marzetti Co. (The) 740 82,836
Mission Produce, Inc.* 2,177 24,252
Seneca Foods Corp., Class
a
A* 172 24,732
Simply Good Foods Co. (The)* 3,165 36,461
Tootsie Roll Industries, Inc. 688 25,944
Utz Brands, Inc. 2,710 19,837
Vital Farms, Inc.* 1,275 12,763
Westrock Coffee Co.(b) 1,357 10,897
568,634
Gas Utilities — 0.5%
Brookfield Infrastructure Corp.,
Class
a
A(b) 4,437 184,269
Chesapeake Utilities Corp. 862 106,302
New Jersey Resources Corp. 3,721 205,585
Northwest Natural Holding Co. 1,534 74,384
ONE Gas, Inc. 2,206 171,494
RGC Resources, Inc. 305 7,030
Southwest Gas Holdings, Inc. 2,530 218,111
Spire, Inc. 2,149 176,777
1,143,952
Ground Transportation — 0.2%
ArcBest Corp. 825 112,769
Covenant Logistics Group, Inc.,
Class
a
A 560 22,232
FTAI Infrastructure, Inc. 4,035 17,996
Heartland Express, Inc. 1,614 24,194
Hertz Global Holdings, Inc.(b) 4,400 23,760
Marten Transport Ltd. 2,147 37,014
PAMT Corp.* 174 2,354
Proficient Auto Logistics, Inc.* 892 4,879
RXO, Inc.* 5,986 153,122
Universal Logistics Holdings,
Inc. 249 3,962
Werner Enterprises, Inc. 2,135 88,624
490,906
Health Care Equipment & Supplies — 1.1%
Accuray, Inc.* 3,646 1,380
Acme United Corp. 124 5,233
Alphatec Holdings, Inc.* 4,324 33,511
AngioDynamics, Inc.* 1,380 15,842
Anteris Technologies Global
Corp.* 2,919 25,162
Artivion, Inc.* 1,609 35,704
AtriCure, Inc.* 1,781 49,280
Avanos Medical, Inc.* 1,649 40,895
Axogen, Inc.* 1,778 70,195
Beta Bionics, Inc.* 1,433 17,368
Bioventus, Inc., Class
a
A* 1,716 14,603
Investments
Shares Value
Common Stocks (a) (continued)
Butterfly Network, Inc.* 7,212 $ 32,815
CapsoVision, Inc.(b) 1,025 6,949
Carlsmed, Inc.* 299 3,415
Ceribell, Inc.* 993 18,321
Cerus Corp.* 6,798 20,666
ClearPoint Neuro, Inc.(b) 1,019 12,911
CONMED Corp. 1,147 40,948
CVRx, Inc.* 591 3,298
Delcath Systems, Inc.* 1,111 11,977
Electromed, Inc.* 249 9,392
Embecta Corp. 2,194 7,416
Enovis Corp.* 2,105 47,741
Glaukos Corp.* 2,058 212,694
Haemonetics Corp.* 1,729 117,243
ICU Medical, Inc.* 890 120,497
Inogen, Inc.* 872 5,659
Integer Holdings Corp.* 1,269 113,423
Integra LifeSciences Holdings
Corp.* 2,468 39,587
iRadimed Corp. 300 27,198
IRhythm Holdings, Inc.* 1,174 133,719
Kestra Medical Technologies
Ltd.* 988 21,005
KORU Medical Systems, Inc.* 1,590 6,455
Lantheus Holdings, Inc.* 2,406 238,916
LeMaitre Vascular, Inc. 768 72,691
LENSAR, Inc.* 350 2,030
LivaNova plc* 2,007 148,117
Lucid Diagnostics, Inc.(b) 3,317 3,416
Merit Medical Systems, Inc.* 2,153 135,768
Myomo, Inc.* 1,324 1,443
Neogen Corp.* 8,050 72,208
Neuronetics, Inc.* 1,369 2,108
NeuroPace, Inc.* 937 15,498
Novocure Ltd.* 3,740 63,730
Omnicell, Inc.* 1,643 72,522
OraSure Technologies, Inc.* 2,562 11,017
Orthofix Medical, Inc.* 1,443 13,377
OrthoPediatrics Corp.* 623 10,697
Outset Medical, Inc.* 620 3,032
Picard Medical, Inc.* 184 27
Procept Biorobotics Corp.* 1,963 51,686
Pro-Dex, Inc.* 77 4,987
Pulmonx Corp.* 1,366 2,254
Pulse Biosciences, Inc.(b) 652 16,300
QuidelOrtho Corp.* 2,496 32,498
RxSight, Inc.* 1,438 7,665
Sanara Medtech, Inc.* 112 2,552
SANUWAVE Health, Inc.* 274 4,513
Shoulder Innovations, Inc.* 383 5,630
SI-BONE, Inc.* 1,418 19,994
Sight Sciences, Inc.* 1,540 7,484
STAAR Surgical Co.* 1,263 37,751
Stereotaxis, Inc.* 2,288 4,530
Strive, Inc., Class
a
A(b) 1,918 33,891
Tactile Systems Technology,
Inc.* 813 20,008
Tandem Diabetes Care, Inc.* 2,496 42,931
TransMedics Group, Inc.* 1,236 83,059
Treace Medical Concepts, Inc.* 1,778 6,152

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
UFP Technologies, Inc.* 277 $ 60,968
Utah Medical Products, Inc. 111 7,376
Varex Imaging Corp.* 1,537 15,724
2,657,052
Health Care Providers & Services — 1.5%
Accendra Health, Inc.* 2,775 7,881
AdaptHealth Corp., Class
a
A* 3,750 37,987
Addus HomeCare Corp.* 668 61,242
agilon health, Inc.* 454 41,895
AirSculpt Technologies, Inc.(b) 433 2,330
Alignment Healthcare, Inc.* 7,194 110,212
AMN Healthcare Services, Inc.* 1,411 40,877
Ardent Health, Inc.* 853 7,873
Astrana Health, Inc.* 1,502 56,505
Aveanna Healthcare Holdings,
Inc.* 2,011 14,419
BrightSpring Health Services,
Inc.* 4,750 292,980
Brookdale Senior Living, Inc.* 8,563 110,206
Castle Biosciences, Inc.* 1,058 22,303
Clover Health Investments
Corp., Class
a
A* 15,044 59,875
Community Health Systems,
Inc.* 4,719 12,836
Concentra Group Holdings
Parent, Inc. 4,301 106,966
CorVel Corp.* 1,072 66,196
Cross Country Healthcare, Inc.* 1,152 15,080
DocGo, Inc.* 3,309 2,177
Ensign Group, Inc. (The) 2,073 347,538
Fulgent Genetics, Inc.* 773 14,022
GeneDx Holdings Corp.,
Class
a
A* 700 36,393
Guardant Health, Inc.* 4,572 592,943
Guardian Pharmacy Services,
Inc., Class
a
A* 830 32,154
HealthEquity, Inc.* 3,104 273,121
Hims & Hers Health, Inc.(b) 7,550 197,432
Innovage Holding Corp.* 745 5,655
Joint Corp. (The)* 328 2,919
LifeStance Health Group, Inc.* 6,121 47,193
Lumexa Imaging Holdings, Inc.
(b) 932 7,251
Nano-X Imaging Ltd.* 2,567 4,929
National HealthCare Corp. 468 86,309
NeoGenomics, Inc.* 4,748 49,949
NRC Health 437 8,535
Nutex Health, Inc.* 189 24,402
Omada Health, Inc.* 1,223 21,977
Oncology Institute, Inc. (The)* 2,935 13,765
OPKO Health, Inc.* 15,146 22,113
Option Care Health, Inc.* 5,881 122,736
PACS Group, Inc.* 1,622 59,446
Pediatrix Medical Group, Inc.* 3,144 67,722
Pennant Group, Inc. (The)* 1,247 42,710
Privia Health Group, Inc.* 4,284 92,149
Progyny, Inc.* 2,765 70,673
RadNet, Inc.* 2,514 139,602
SBC Medical Group Holdings,
Inc.* 415 1,332
Investments
Shares Value
Common Stocks (a) (continued)
Select Medical Holdings Corp. 3,957 $ 65,290
Sonida Senior Living, Inc.* 202 7,141
Strata Critical Medical, Inc.* 2,549 16,084
Surgery Partners, Inc.* 2,847 38,036
Talkspace, Inc.* 5,253 27,316
US Physical Therapy, Inc. 555 35,664
Viemed Healthcare, Inc.* 1,234 12,143
3,656,484
Health Care REITs — 0.5%
American Healthcare REIT, Inc. 6,582 321,794
CareTrust REIT, Inc. 8,279 337,949
Chiron Real Estate, Inc., REIT 471 16,975
Community Healthcare Trust,
Inc., REIT 1,007 17,340
Diversified Healthcare Trust,
REIT 8,082 67,242
LTC Properties, Inc., REIT 1,739 65,056
National Health Investors, Inc.,
REIT 1,731 126,865
Sabra Health Care REIT, Inc. 9,176 182,510
Sila Realty Trust, Inc., REIT 2,049 61,962
Strawberry Fields REIT, Inc. 282 3,700
Universal Health Realty Income
Trust, REIT 475 19,689
1,221,082
Health Care Technology — 0.1%
Claritev Corp.(b) 339 8,516
Definitive Healthcare Corp.,
Class
a
A* 1,105 1,028
Evolent Health, Inc., Class
a
A* 4,106 16,219
Health Catalyst, Inc.* 2,350 3,243
HealthStream, Inc. 876 21,874
HeartFlow, Inc.* 732 22,677
LifeMD, Inc.* 1,463 6,262
OptimizeRx Corp.* 582 3,020
Phreesia, Inc.* 2,135 21,051
Schrodinger, Inc.* 2,072 31,494
Simulations Plus, Inc.* 615 10,523
Teladoc Health, Inc.* 6,552 49,861
TruBridge, Inc.* 346 8,982
Waystar Holding Corp.* 4,055 80,735
285,485
Hotel & Resort REITs — 0.3%
Apple Hospitality REIT, Inc. 8,247 121,148
Braemar Hotels & Resorts, Inc.,
REIT 2,030 4,994
Chatham Lodging Trust, REIT 1,716 18,618
DiamondRock Hospitality Co.,
REIT 7,496 82,381
Pebblebrook Hotel Trust, REIT 4,143 63,181
RLJ Lodging Trust, REIT 4,567 44,437
Ryman Hospitality Properties,
Inc., REIT 2,275 261,921
Service Properties Trust, REIT 20,083 35,948
Summit Hotel Properties, Inc.,
REIT 3,919 22,613

See accompanying notes to the financial statements.
ULTRA RUSSELL2000 :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
Sunstone Hotel Investors, Inc.,
REIT 6,699 $ 72,483
Xenia Hotels & Resorts, Inc.,
REIT 3,499 60,778
788,502
Hotels, Restaurants & Leisure — 0.8%
Accel Entertainment, Inc.,
Class
a
A* 1,851 22,008
Bally's Corp.* 355 5,034
Biglari Holdings, Inc., Class
a
B* 25 7,262
BJ's Restaurants, Inc.* 703 33,076
Black Rock Coffee Bar, Inc.,
Class
a
A* 631 5,250
Bloomin' Brands, Inc. 3,092 26,097
Brightstar Lottery plc 3,864 43,393
Brinker International, Inc.* 1,598 227,523
Cheesecake Factory, Inc. (The) 1,703 112,466
Cracker Barrel Old Country
Store, Inc.(b) 818 27,665
Dave & Buster's Entertainment,
Inc.* 1,001 13,383
Dine Brands Global, Inc. 519 16,286
El Pollo Loco Holdings, Inc.* 1,031 15,331
First Watch Restaurant Group,
Inc.* 2,207 25,667
Genius Sports Ltd.* 8,054 47,197
Global Business Travel Group I* 4,808 44,907
Hilton Grand Vacations, Inc.* 2,239 116,473
Inspired Entertainment, Inc.* 920 7,084
Jack in the Box, Inc.* 647 8,055
Krispy Kreme, Inc.* 2,839 9,993
Kura Sushi USA, Inc., Class
a
A* 249 13,991
Life Time Group Holdings, Inc.* 5,565 184,090
Lindblad Expeditions Holdings,
Inc.* 1,406 32,268
Marriott Vacations Worldwide
Corp. 1,026 87,087
Monarch Casino & Resort, Inc. 470 56,522
Nathan's Famous, Inc. 107 10,796
Navan, Inc., Class
a
A* 1,377 29,427
Papa John's International, Inc. 1,204 41,189
Portillo's, Inc., Class
a
A* 2,456 10,536
Pursuit Attractions and
Hospitality, Inc.* 781 34,965
RCI Hospitality Holdings, Inc. 267 6,774
Red Rock Resorts, Inc., Class
a
A 1,799 105,026
Rush Street Interactive, Inc.* 3,371 85,421
Sabre Corp.* 13,644 24,014
Serve Robotics, Inc.* 2,415 22,580
Shake Shack, Inc., Class
a
A* 1,432 92,092
Six Flags Entertainment Corp.* 3,533 74,228
Super Group SGHC Ltd. 5,865 73,019
Sweetgreen, Inc., Class
a
A* 3,811 37,958
Target Hospitality Corp.* 1,183 20,537
United Parks & Resorts, Inc.(b) 1,000 40,130
Xponential Fitness, Inc.,
Class
a
A* 1,022 5,611
1,902,411
Investments
Shares Value
Common Stocks (a) (continued)
Household Durables — 0.6%
Bassett Furniture Industries,
Inc. 300 $ 4,488
Beazer Homes USA, Inc.* 1,016 25,796
Cavco Industries, Inc.* 287 153,981
Century Communities, Inc. 940 49,651
Champion Homes, Inc.* 2,058 151,530
Cricut, Inc., Class
a
A 1,748 7,254
Dream Finders Homes, Inc.,
Class
a
A* 1,086 16,790
Ethan Allen Interiors, Inc. 855 17,630
Flexsteel Industries, Inc. 130 7,491
Green Brick Partners, Inc.* 1,151 77,416
Hamilton Beach Brands Holding
Co., Class
a
A 259 5,258
Helen of Troy Ltd.* 843 22,879
Hovnanian Enterprises, Inc.,
Class
a
A* 177 19,534
Installed Building Products, Inc. 854 179,323
KB Home 2,269 110,863
La-Z-Boy, Inc. 1,528 57,422
Legacy Housing Corp.* 314 7,539
Leggett & Platt, Inc. 4,910 50,426
LGI Homes, Inc.* 754 36,049
Lovesac Co. (The)* 490 7,536
M/I Homes, Inc.* 961 126,487
Meritage Homes Corp. 2,482 161,926
Sonos, Inc.* 4,396 69,369
Taylor Morrison Home Corp.,
Class
a
A* 3,536 206,856
Traeger, Inc.* 24 1,669
1,575,163
Household Products — 0.1%
Central Garden & Pet Co.* 308 11,852
Central Garden & Pet Co.,
Class
a
A* 1,824 62,253
Energizer Holdings, Inc. 2,307 42,033
Oil-Dri Corp. of America 365 27,981
Spectrum Brands Holdings, Inc. 833 65,549
WD-40 Co. 501 100,185
309,853
Independent Power and Renewable Electricity Producers — 0.1%
Hallador Energy Co.* 1,248 24,036
Montauk Renewables, Inc.* 2,476 4,308
Ormat Technologies, Inc. 2,250 308,768
337,112
Industrial Conglomerates — 0.0%(c)
Brookfield Business Corp.,
Class
a
A 847 27,807
Industrial REITs — 0.2%
Industrial Logistics Properties
Trust, REIT 2,045 18,344
Innovative Industrial Properties,
Inc., REIT 1,023 59,324
LXP Industrial Trust, REIT 2,146 110,819

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
One Liberty Properties, Inc.,
REIT 675 $ 15,896
Terreno Realty Corp., REIT 3,767 247,454
451,837
Insurance — 0.8%
Abacus Global Management,
Inc. 1,486 13,344
American Coastal Insurance
Corp. 900 9,405
American Integrity Insurance
Group, Inc. 444 7,264
AMERISAFE, Inc. 699 21,424
Ategrity Specialty Holdings
LLC* 337 6,575
Baldwin Insurance Group, Inc.
(The), Class
a
A* 3,523 68,417
Bowhead Specialty Holdings,
Inc.* 655 17,436
Citizens, Inc., Class
a
A(b) 1,664 8,636
CNO Financial Group, Inc. 3,473 159,654
Crawford & Co., Class
a
A 601 6,280
Donegal Group, Inc., Class
a
A 619 10,504
eHealth, Inc.* 1,074 1,665
Employers Holdings, Inc. 823 35,801
Exzeo Group, Inc.* 283 3,920
F&G Annuities & Life, Inc. 1,364 37,810
Genworth Financial, Inc.,
Class
a
A* 14,565 124,676
GoHealth, Inc., Class
a
A* 347 222
Goosehead Insurance, Inc.,
Class
a
A* 873 30,023
Greenlight Capital Re Ltd.,
Class
a
A* 964 15,106
Hamilton Insurance Group Ltd.,
Class
a
B 1,627 48,175
HCI Group, Inc. 397 61,166
Heritage Insurance Holdings,
Inc.* 905 19,620
Hippo Holdings, Inc.* 659 17,048
Horace Mann Educators Corp. 1,501 68,641
Investors Title Co. 52 12,207
James River Group Holdings,
Inc. 1,357 5,306
Kestrel Group Ltd.* 99 1,113
Kingstone Cos., Inc. 399 5,933
Kingsway Corp.* 776 7,752
Lemonade, Inc.* 2,274 131,892
MBIA, Inc.* 1,683 9,879
Mercury General Corp. 991 97,148
NI Holdings, Inc.* 252 3,523
Octave Specialty Group, Inc.* 1,434 7,858
Oscar Health, Inc., Class
a
A* 7,474 166,147
Palomar Holdings, Inc.* 971 103,936
Pelagos Insurance Capital Ltd. 2,024 43,678
ProAssurance Corp.* 1,880 45,101
Root, Inc., Class
a
A* 452 23,531
Safety Insurance Group, Inc. 543 38,102
Selective Insurance Group, Inc. 2,215 191,686
Selectquote, Inc.* 5,168 5,168
SiriusPoint Ltd.* 3,774 80,575
Investments
Shares Value
Common Stocks (a) (continued)
Skyward Specialty Insurance
Group, Inc.* 1,442 $ 63,621
Slide Insurance Holdings, Inc.* 2,602 46,914
Stewart Information Services
Corp. 1,107 71,933
Tiptree, Inc., Class
a
A 866 15,796
Trupanion, Inc.* 1,366 29,806
United Fire Group, Inc. 775 34,356
Universal Insurance Holdings,
Inc. 936 34,651
2,070,424
Interactive Media & Services — 0.2%
Angi, Inc., Class
a
A* 1,294 7,583
Arena Group Holdings, Inc.
(The)* 475 665
Bumble, Inc., Class
a
A* 2,647 8,391
Cargurus, Inc., Class
a
A* 2,909 86,863
Cars.com, Inc.* 1,929 19,830
EverQuote, Inc., Class
a
A* 1,056 20,317
fuboTV, Inc., Class
a
A(b) 1,057 10,665
Getty Images Holdings, Inc.* 2,929 3,046
Grindr, Inc.* 1,159 14,488
MediaAlpha, Inc., Class
a
A* 1,247 11,098
Nextdoor Holdings, Inc.* 8,206 17,315
QuinStreet, Inc.* 2,013 25,203
Rumble, Inc.(b) 3,928 36,098
Shutterstock, Inc. 897 13,356
Teads Holding Co.* 1,343 1,544
Travelzoo* 228 2,442
TripAdvisor, Inc.* 4,213 47,101
Webtoon Entertainment, Inc.(b) 661 8,124
Yelp, Inc., Class
a
A* 2,174 49,567
Ziff Davis, Inc.* 1,442 64,991
ZipRecruiter, Inc., Class
a
A* 2,373 7,689
456,376
IT Services — 0.5%
Applied Digital Corp.(b) 8,754 413,889
Backblaze, Inc., Class
a
A* 2,076 17,189
BigBear.ai Holdings, Inc.(b) 15,968 80,479
Commerce.com, Inc., Series 1* 2,458 7,694
Crexendo, Inc.* 634 6,264
CSP, Inc. 255 2,522
DigitalOcean Holdings, Inc.* 2,805 437,440
Everforth, Inc.* 1,534 34,791
Fastly, Inc., Class
a
A* 5,208 92,520
Grid Dynamics Holdings, Inc.* 2,456 17,683
Hackett Group, Inc. (The) 907 10,458
Information Services Group,
Inc. 1,297 5,849
Rackspace Technology, Inc.* 3,159 16,332
TSS, Inc.* 816 13,448
Tucows, Inc., Class
a
A* 248 3,760
Unisys Corp.* 2,456 11,273
VTEX, Class
a
A* 1,987 7,491
Whitefiber, Inc.(b) 407 12,104
1,191,186

See accompanying notes to the financial statements.
ULTRA RUSSELL2000 :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
Leisure Products — 0.2%
Acushnet Holdings Corp. 1,016 $ 90,200
American Outdoor Brands, Inc.* 452 4,581
Callaway Golf Co.* 4,860 74,844
Clarus Corp. 1,086 3,329
Escalade, Inc. 376 7,058
Funko, Inc., Class
a
A* 1,499 8,514
JAKKS Pacific, Inc. 332 7,334
Johnson Outdoors, Inc.,
Class
a
A 217 9,713
Latham Group, Inc.* 1,837 9,699
Malibu Boats, Inc., Class
a
A* 680 18,673
MasterCraft Boat Holdings,
Inc.* 659 15,348
Peloton Interactive, Inc.,
Class
a
A* 14,585 93,344
Polaris, Inc. 1,963 138,529
Smith & Wesson Brands, Inc. 1,636 24,900
Sturm Ruger & Co., Inc. 513 20,053
526,119
Life Sciences Tools & Services — 0.2%
10X Genomics, Inc., Class
a
A* 4,139 117,154
Adaptive Biotechnologies
Corp.* 5,500 83,325
Alpha Teknova, Inc.* 399 2,155
Atlantic International Corp.(b) 255 382
Azenta, Inc.* 1,502 34,366
BioLife Solutions, Inc.* 1,533 38,202
Codexis, Inc.* 3,283 9,094
CryoPort, Inc.* 1,798 28,211
Cytek Biosciences, Inc.* 4,327 18,130
Fortrea Holdings, Inc.* 3,431 52,803
Ginkgo Bioworks Holdings,
Inc.* 1,567 14,683
Lifecore Biomedical, Inc.* 1,028 5,160
Maravai LifeSciences Holdings,
Inc., Class
a
A* 4,023 19,310
MaxCyte, Inc.* 3,722 4,504
Mesa Laboratories, Inc. 193 19,690
OmniAb, Inc.* 4,091 11,046
Pacific Biosciences of
California, Inc.* 10,163 15,143
Personalis, Inc.* 1,849 21,079
Quanterix Corp.* 1,536 4,700
Quantum-Si, Inc.* 6,220 7,402
Standard BioTools, Inc.* 10,582 12,169
518,708
Machinery — 1.8%
3D Systems Corp.* 5,242 18,714
Aebi Schmidt Holding AG 1,370 17,098
AirJoule Technologies Corp.* 1,151 5,168
Alamo Group, Inc. 381 57,421
Albany International Corp.,
Class
a
A 1,057 68,377
Alliance Laundry Holdings, Inc.* 1,610 40,653
Astec Industries, Inc. 842 42,403
Investments
Shares Value
Common Stocks (a) (continued)
Atmus Filtration Technologies,
Inc. 3,032 $ 141,837
Blue Bird Corp.* 1,167 79,088
CECO Environmental Corp.* 1,904 142,324
Chart Industries, Inc.* 1,666 346,228
Columbus McKinnon Corp. 1,042 16,630
Douglas Dynamics, Inc. 834 37,155
Eastern Co. (The) 212 4,564
Energy Recovery, Inc.* 1,906 15,572
Enerpac Tool Group Corp.,
Class
a
A 1,956 65,506
Enpro, Inc. 778 238,838
ESCO Technologies, Inc. 957 279,348
Federal Signal Corp. 2,212 236,020
Franklin Electric Co., Inc. 1,429 140,585
Gencor Industries, Inc.* 381 5,376
Gorman-Rupp Co. (The) 772 57,861
Graham Corp.* 383 38,354
Greenbrier Cos., Inc. (The) 1,113 52,433
Helios Technologies, Inc. 1,221 101,453
Hillman Solutions Corp.* 7,293 54,406
Hyster-Yale, Inc. 452 16,417
JBT Marel Corp. 1,924 258,566
Kadant, Inc. 434 138,524
Kennametal, Inc. 2,804 91,971
L B Foster Co., Class
a
A* 366 15,057
Lindsay Corp. 386 42,186
Luxfer Holdings plc 984 16,758
Manitowoc Co., Inc. (The)* 1,271 15,036
Mayville Engineering Co., Inc.* 482 12,942
Microvast Holdings, Inc.* 7,324 11,352
Miller Industries, Inc. 407 19,499
Mueller Water Products, Inc.,
Class
a
A 5,744 144,806
Omega Flex, Inc. 131 3,960
Palladyne AI Corp.(b) 1,114 9,391
Park-Ohio Holdings Corp. 358 11,657
Proto Labs, Inc.* 876 66,366
Richtech Robotics, Inc.,
Class
a
B(b) 6,237 18,836
SPX Technologies, Inc.* 1,776 384,788
Standex International Corp. 443 122,715
Tennant Co. 667 57,435
Terex Corp. 4,127 240,109
Titan International, Inc.* 1,790 12,924
Trinity Industries, Inc. 2,961 96,055
Wabash National Corp. 1,452 11,514
Watts Water Technologies, Inc.,
Class
a
A 1,012 312,688
Worthington Enterprises, Inc. 1,158 65,740
4,500,704
Marine Transportation — 0.1%
Costamare Bulkers Holdings
Ltd.* 323 5,213
Costamare, Inc. 1,630 25,069
Genco Shipping & Trading Ltd. 1,165 28,030
Himalaya Shipping Ltd. 1,029 15,178
Matson, Inc. 1,136 205,957

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
Pangaea Logistics Solutions
Ltd. 1,096 $ 8,297
Safe Bulkers, Inc. 1,892 11,825
299,569
Media — 0.4%
Advantage Solutions, Inc.* 139 5,201
AMC Global Media, Inc.,
Class
a
A* 1,134 11,022
Boston Omaha Corp., Class
a
A* 801 10,317
Cable One, Inc.* 190 9,985
EchoStar Corp., Class
a
A* 4,994 645,175
Emerald Holding, Inc. 512 2,560
Entravision Communications
Corp., Class
a
A 2,295 20,839
EW Scripps Co. (The), Class
a
A* 2,424 8,217
Gambling.com Group Ltd.* 679 1,616
Gray Media, Inc. 3,237 12,980
Ibotta, Inc., Class
a
A* 408 13,974
iHeartMedia, Inc., Class
a
A* 4,478 19,300
John Wiley & Sons, Inc.,
Class
a
A 1,478 62,194
Magnite, Inc.* 5,237 75,046
National CineMedia, Inc. 2,441 7,665
Newsmax, Inc., Class
a
B(b) 1,749 14,884
Nexxen International Ltd.* 1,139 9,568
Optimum Communications,
Inc., Class
a
A* 9,622 6,333
PubMatic, Inc., Class
a
A* 1,411 16,481
Scholastic Corp.(b) 760 30,780
Sinclair, Inc. 1,422 19,666
Stagwell, Inc., Class
a
A* 4,011 28,117
TechTarget, Inc.* 1,060 4,865
Thryv Holdings, Inc.* 1,192 4,625
USA Today Co., Inc.* 5,192 40,550
1,081,960
Metals & Mining — 1.4%
Alpha Metallurgical Resources,
Inc.* 425 84,562
American Battery Technology
Co.* 4,585 16,552
Caledonia Mining Corp. plc 607 14,422
Century Aluminum Co.* 2,094 138,141
Coeur Mining, Inc. 37,625 726,915
Commercial Metals Co. 4,101 311,881
Compass Minerals
International, Inc.* 1,154 36,836
Constellium SE, Class
a
A* 5,052 173,082
Contango Silver & Gold, Inc.* 775 15,585
Critical Metals Corp.(b) 2,146 24,035
Dakota Gold Corp.* 3,296 18,985
Ferroglobe plc 4,400 19,052
Friedman Industries, Inc. 248 5,798
Hecla Mining Co. 23,418 416,138
Idaho Strategic Resources, Inc.* 547 21,393
Ivanhoe Electric, Inc.* 3,923 52,804
Kaiser Aluminum Corp. 592 107,768
Lifezone Metals Ltd.* 1,195 6,274
Materion Corp. 762 167,670
Investments
Shares Value
Common Stocks (a) (continued)
Metallus, Inc.* 1,336 $ 26,252
NioCorp Developments Ltd.* 4,327 24,967
Novagold Resources, Inc.* 10,350 88,700
Perpetua Resources Corp.* 3,195 86,489
Ramaco Resources, Inc.,
Class
a
A* 1,526 23,821
Ryerson Holding Corp. 1,621 46,361
SSR Mining, Inc.* 7,499 234,119
SunCoke Energy, Inc. 3,127 28,174
Tredegar Corp.* 983 7,677
United States Antimony Corp.
(b) 4,380 39,332
US Gold Corp.(b) 497 8,022
US Goldmining, Inc.(b) 106 1,081
USA Rare Earth, Inc.* 6,785 190,048
Vox Royalty Corp. 2,191 12,795
Warrior Met Coal, Inc. 1,919 181,422
Worthington Steel, Inc. 1,210 51,050
3,408,203
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
ACRES Commercial Realty
Corp.* 223 4,549
Adamas Trust, Inc. 3,132 28,814
Angel Oak Mortgage REIT, Inc. 524 4,313
Apollo Commercial Real Estate
Finance, Inc. 5,143 56,367
Arbor Realty Trust, Inc.(b) 7,156 41,147
Ares Commercial Real Estate
Corp.(b) 1,946 9,613
ARMOUR Residential REIT, Inc. 4,157 71,293
Blackstone Mortgage Trust,
Inc., Class
a
A 5,855 107,029
BrightSpire Capital, Inc.,
Class
a
A 4,749 27,402
Chicago Atlantic Real Estate
Finance, Inc. 668 7,595
Chimera Investment Corp. 3,011 41,010
Claros Mortgage Trust, Inc.* 3,397 8,255
Dynex Capital, Inc. 7,355 96,277
Ellington Financial, Inc. 4,487 60,889
Franklin BSP Realty Trust, Inc. 3,014 26,131
Invesco Mortgage Capital, Inc.
(b) 2,837 22,327
KKR Real Estate Finance Trust,
Inc. 2,031 13,547
Ladder Capital Corp., Class
a
A 4,206 42,985
Lument Finance Trust, Inc. 1,680 1,764
MFA Financial, Inc. 3,792 36,403
Nexpoint Real Estate Finance,
Inc. 247 3,856
Orchid Island Capital, Inc.(b) 6,822 46,253
PennyMac Mortgage
Investment Trust 3,213 33,608
Ready Capital Corp. 5,390 9,594
Redwood Trust, Inc. 4,664 25,279
Rithm Property Trust, Inc. 258 3,777
Seven Hills Realty Trust 813 6,935
Sunrise Realty Trust, Inc. 374 3,329
TPG Mortgage Investment
Trust, Inc. 1,053 8,129

See accompanying notes to the financial statements.
ULTRA RUSSELL2000 :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
TPG RE Finance Trust, Inc. 2,631 $ 22,100
Two Harbors Investment Corp. 3,844 47,397
917,967
Multi-Utilities — 0.2%
Avista Corp. 2,996 124,244
Black Hills Corp. 2,803 204,114
Northwestern Energy Group,
Inc. 2,272 160,426
Unitil Corp. 653 32,670
521,454
Office REITs — 0.2%
Brandywine Realty Trust, REIT 6,340 19,654
COPT Defense Properties, REIT 4,195 134,492
Douglas Emmett, Inc., REIT 5,966 69,444
Easterly Government
Properties, Inc., Class
a
A, REIT 1,563 37,481
Empire State Realty Trust, Inc.,
Class
a
A, REIT 5,153 29,527
Franklin Street Properties
Corp., REIT 3,371 1,778
Hudson Pacific Properties, Inc.,
REIT* 1,957 23,445
JBG SMITH Properties, REIT 2,203 32,318
NET Lease Office Properties,
REIT 549 6,593
Piedmont Realty Trust, Inc.,
Class
a
A, REIT* 4,577 38,035
Postal Realty Trust, Inc.,
Class
a
A, REIT 913 21,035
SL Green Realty Corp., REIT 2,646 120,128
533,930
Oil, Gas & Consumable Fuels — 1.7%
Ardmore Shipping Corp. 1,270 20,422
BKV Corp.* 933 24,762
California Resources Corp. 2,698 159,964
Calumet, Inc.* 2,539 90,058
Centrus Energy Corp., Class
a
A* 621 113,314
Clean Energy Fuels Corp.* 6,399 13,054
CNX Resources Corp.* 5,074 170,943
Comstock Resources, Inc.* 2,728 36,364
Core Natural Resources, Inc. 1,876 165,913
Crescent Energy Co., Class
a
A 9,479 109,577
CVR Energy, Inc. 1,139 37,838
Delek US Holdings, Inc. 2,176 96,854
DHT Holdings, Inc. 4,984 81,339
Diversified Energy Co. 2,323 33,800
Dorian LPG Ltd. 1,368 55,021
Empire Petroleum Corp.* 571 1,450
Encore Energy Corp.(b) 6,778 10,845
Energy Fuels, Inc.(b) 8,652 157,640
Epsilon Energy Ltd. 793 4,488
Evolution Petroleum Corp. 1,163 4,931
Excelerate Energy, Inc., Class
a
A 876 28,855
FLEX LNG Ltd.(b) 1,151 34,265
FutureFuel Corp. 927 3,838
Gevo, Inc.* 8,613 16,020
Golar LNG Ltd. 3,597 178,951
Investments
Shares Value
Common Stocks (a) (continued)
Granite Ridge Resources, Inc. 1,990 $ 9,671
Green Plains, Inc.* 2,525 39,567
Gulfport Energy Corp.* 586 98,794
HighPeak Energy, Inc. 819 5,815
Infinity Natural Resources, Inc.,
Class
a
A* 596 8,076
International Seaways, Inc. 1,481 114,318
Kinetik Holdings, Inc., Class
a
A 1,715 78,804
Kolibri Global Energy, Inc.* 1,098 5,622
Kosmos Energy Ltd.* 17,464 48,899
Lightbridge Corp.* 1,077 12,364
Magnolia Oil & Gas Corp.,
Class
a
A 6,665 182,354
Murphy Oil Corp. 4,978 180,154
NACCO Industries, Inc.,
Class
a
A 147 7,438
Navigator Holdings Ltd. 1,060 23,002
New Fortress Energy, Inc.* 6,462 3,624
NextDecade Corp.* 6,453 51,043
NextNRG, Inc.* 1,614 1,037
Nordic American Tankers Ltd. 7,550 38,883
Northern Oil & Gas, Inc. 3,530 76,848
OPAL Fuels, Inc., Class
a
A* 778 1,758
Par Pacific Holdings, Inc.* 1,819 102,155
PBF Energy, Inc., Class
a
A 3,086 125,600
Peabody Energy Corp. 4,506 121,887
Prairie Operating Co.(b) 1,256 1,121
PrimeEnergy Resources Corp.* 18 2,963
REX American Resources
Corp.* 1,060 49,566
Riley Exploration Permian, Inc. 546 18,160
Sable Offshore Corp.* 4,583 67,141
SandRidge Energy, Inc. 1,161 17,032
Scorpio Tankers, Inc. 1,662 123,836
SFL Corp. Ltd. 4,466 49,305
SM Energy Co. 9,180 281,918
Summit Midstream Corp.* 318 8,475
Talos Energy, Inc.* 4,678 68,626
Teekay Corp. Ltd. 1,960 22,481
Teekay Tankers Ltd., Class
a
A 884 62,189
Uranium Energy Corp.* 17,576 242,022
VAALCO Energy, Inc. 3,812 19,899
Verde Clean Fuels, Inc.* 154 240
Vitesse Energy, Inc. 1,085 18,749
W&T Offshore, Inc. 3,654 13,447
World Kinect Corp. 1,995 57,476
XCF Global, Inc., Class
a
A* 1,812 899
4,113,764
Paper & Forest Products — 0.0%(c)
Clearwater Paper Corp.* 574 9,356
Magnera Corp.* 1,191 13,542
Sylvamo Corp. 1,226 48,145
71,043
Passenger Airlines — 0.2%
Allegiant Travel Co.* 825 75,578
flyExclusive, Inc.* 316 799
Frontier Group Holdings, Inc.(b) 2,111 12,772
JetBlue Airways Corp.* 10,936 59,820

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
Joby Aviation, Inc.* 21,569 $ 256,671
SkyWest, Inc.* 1,490 127,619
533,259
Personal Care Products — 0.1%
Edgewell Personal Care Co. 1,657 29,031
FitLife Brands, Inc.* 144 1,472
Herbalife Ltd.* 3,768 45,065
Honest Co., Inc. (The)* 3,485 12,197
Interparfums, Inc. 675 63,700
Lifevantage Corp. 394 3,101
Medifast, Inc.* 397 4,974
Nature's Sunshine Products,
Inc.* 611 13,002
Niagen Bioscience, Inc.* 1,948 7,519
Nu Skin Enterprises, Inc.,
Class
a
A 1,776 10,283
Olaplex Holdings, Inc.* 5,171 10,549
SkinHealth Systems, Inc.* 4,259 3,296
USANA Health Sciences, Inc.* 397 7,265
Waldencast plc, Class
a
A* 1,779 2,188
213,642
Pharmaceuticals — 1.1%
Aardvark Therapeutics, Inc.* 469 1,928
Aclaris Therapeutics, Inc.* 3,377 15,365
Alumis, Inc.* 2,523 54,497
Amneal Pharmaceuticals, Inc.* 5,538 72,935
Amphastar Pharmaceuticals,
Inc.* 1,322 24,920
Amylyx Pharmaceuticals, Inc.* 3,363 48,259
ANI Pharmaceuticals, Inc.* 697 54,721
Aquestive Therapeutics, Inc.(b) 3,753 15,087
Arvinas, Inc.* 2,046 18,373
Atea Pharmaceuticals, Inc.* 2,575 12,025
Axsome Therapeutics, Inc.* 1,526 357,816
BioAge Labs, Inc.* 1,111 19,209
Biote Corp., Class
a
A* 1,047 2,094
Collegium Pharmaceutical, Inc.* 1,156 38,853
CorMedix, Inc.(b) 2,733 23,067
Crinetics Pharmaceuticals, Inc.* 3,599 127,944
Definium Therapeutics, Inc.* 3,624 87,665
Edgewise Therapeutics, Inc.* 2,484 84,853
Enliven Therapeutics, Inc.* 1,449 57,337
Esperion Therapeutics, Inc.* 8,867 27,754
Eton Pharmaceuticals, Inc.* 944 28,745
Evolus, Inc.* 2,064 13,540
EyePoint, Inc.* 2,853 38,744
Fulcrum Therapeutics, Inc.* 2,203 15,245
Harmony Biosciences Holdings,
Inc.* 1,610 50,860
Harrow, Inc.* 1,162 40,914
Indivior Pharmaceuticals, Inc.* 4,465 160,829
Innoviva, Inc.* 2,760 59,119
Journey Medical Corp.* 760 4,796
LB Pharmaceuticals, Inc.* 708 19,803
LENZ Therapeutics, Inc.* 734 5,711
Ligand Pharmaceuticals, Inc.* 714 165,619
Liquidia Corp.* 2,411 149,144
Maze Therapeutics, Inc.* 974 25,772
Investments
Shares Value
Common Stocks (a) (continued)
MBX Biosciences, Inc.* 1,048 $ 32,981
MediWound Ltd.* 359 5,144
Nuvation Bio, Inc.* 8,878 42,437
Ocular Therapeutix, Inc.* 6,920 62,349
Omeros Corp.(b) 2,526 27,887
Pacira BioSciences, Inc.* 1,504 34,923
Phathom Pharmaceuticals, Inc.* 1,707 16,370
Phibro Animal Health Corp.,
Class
a
A 753 23,185
Prestige Consumer Healthcare,
Inc.* 1,768 84,033
Rapport Therapeutics, Inc.* 1,083 42,779
Septerna, Inc.* 787 23,767
SIGA Technologies, Inc. 1,511 7,071
Supernus Pharmaceuticals,
Inc.* 2,034 93,930
Tarsus Pharmaceuticals, Inc.* 1,456 86,486
Theravance Biopharma, Inc.* 1,412 22,677
Third Harmonic Bio, Inc.*‡ 2,542 —
Trevi Therapeutics, Inc.* 3,519 49,759
Tvardi Therapeutics, Inc.* 220 744
WaVe Life Sciences Ltd.* 5,143 33,841
Xeris Biopharma Holdings, Inc.* 5,854 36,061
Zevra Therapeutics, Inc.* 2,051 23,771
2,673,738
Professional Services — 0.7%
Alight, Inc., Class
a
A 17,105 16,118
Asure Software, Inc.* 869 8,038
Barrett Business Services, Inc. 917 29,839
BlackSky Technology, Inc.* 1,171 56,758
CBIZ, Inc.* 1,819 60,391
Conduent, Inc.* 5,185 8,970
CRA International, Inc. 235 32,606
Exponent, Inc. 1,840 107,309
Falcon's Beyond Global, Inc.,
Class
a
A(b) 641 9,936
First Advantage Corp.* 2,916 46,656
Forrester Research, Inc.* 421 2,968
Franklin Covey Co.* 362 8,587
HireQuest, Inc. 204 2,683
Huron Consulting Group, Inc.* 628 67,441
IBEX Holdings Ltd.* 369 11,675
ICF International, Inc. 676 46,536
Innodata, Inc.* 1,132 118,837
Insperity, Inc. 1,328 45,776
Kelly Services, Inc., Class
a
A 1,129 13,119
Kforce, Inc. 643 30,215
Korn Ferry 1,931 135,131
Legalzoom.com, Inc.* 4,591 28,878
Maximus, Inc. 2,009 124,417
Mistras Group, Inc.* 404 7,102
Planet Labs PBC* 9,977 510,224
Public Policy Holding Co., Inc.
(d) 155 1,614
RCM Technologies, Inc.* 181 3,912
Resolute Holdings
Management, Inc.* 156 18,561
Resources Connection, Inc. 1,127 5,094
Skillsoft Corp.* 187 1,363

See accompanying notes to the financial statements.
ULTRA RUSSELL2000 :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
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::
Investments
Shares Value
Common Stocks (a) (continued)
Spire Global, Inc.* 1,080 $ 24,667
TIC Solutions, Inc.* 7,447 60,842
TriNet Group, Inc. 1,102 50,339
TrueBlue, Inc.* 1,054 6,545
TTEC Holdings, Inc.* 742 2,018
Upwork, Inc.* 4,530 39,955
Verra Mobility Corp., Class
a
A* 5,881 26,523
Willdan Group, Inc.* 517 46,964
1,818,607
Real Estate Management & Development — 0.3%
American Realty Investors, Inc.* 49 735
Compass, Inc., Class
a
A* 23,630 194,475
Cushman & Wakefield Ltd.* 8,525 106,051
Douglas Elliman, Inc.* 2,699 4,858
eXp World Holdings, Inc. 3,297 16,221
Forestar Group, Inc.* 712 19,559
FRP Holdings, Inc.* 429 9,914
Kennedy-Wilson Holdings, Inc. 4,454 49,039
Logistic Properties of The
Americas, Class
a
A* 116 345
Marcus & Millichap, Inc. 883 24,936
Maui Land & Pineapple Co.,
Inc.* 251 4,249
Newmark Group, Inc., Class
a
A 5,592 78,120
RE/MAX Holdings, Inc.,
Class
a
A* 674 6,430
Real Brokerage, Inc. (The)(b) 5,202 9,364
RMR Group, Inc. (The), Class
a
A 579 11,551
Seaport Entertainment Group,
Inc.* 275 6,944
St Joe Co. (The) 1,403 89,273
Stratus Properties, Inc.* 246 7,034
Tejon Ranch Co.* 774 14,961
Transcontinental Realty
Investors, Inc.* 41 1,589
655,648
Residential REITs — 0.1%
BRT Apartments Corp., REIT 399 5,781
Centerspace, REIT 620 41,838
Clipper Realty, Inc., REIT 509 1,598
Independence Realty Trust,
Inc., REIT 8,861 143,814
NexPoint Residential Trust, Inc.,
REIT 828 24,062
UMH Properties, Inc., REIT 2,957 44,414
261,507
Retail REITs — 0.6%
Acadia Realty Trust, REIT 4,860 107,017
Alexander's, Inc., REIT 79 19,443
CBL & Associates Properties,
Inc., REIT 672 32,316
Curbline Properties Corp., REIT 3,585 104,431
FrontView REIT, Inc. 760 13,482
Getty Realty Corp., REIT 1,990 64,735
InvenTrust Properties Corp.,
REIT 2,873 95,183
Kite Realty Group Trust, REIT 8,011 219,662
Investments
Shares Value
Common Stocks (a) (continued)
Macerich Co. (The), REIT 10,199 $ 229,682
NETSTREIT Corp., REIT 3,097 62,745
Phillips Edison & Co., Inc., REIT 4,649 186,657
Saul Centers, Inc., REIT 453 15,701
SITE Centers Corp., REIT 1,848 9,332
Tanger, Inc., REIT 4,185 150,953
Urban Edge Properties, REIT 4,685 105,131
Whitestone REIT 1,661 31,692
1,448,162
Semiconductors & Semiconductor Equipment — 2.8%
ACM Research, Inc., Class
a
A* 1,892 163,771
Aehr Test Systems* 1,078 99,532
Aeluma, Inc.* 480 10,358
Alpha & Omega Semiconductor
Ltd.* 931 42,221
Ambarella, Inc.* 1,522 109,858
Ambiq Micro, Inc.* 666 53,054
Atomera, Inc.(b) 1,111 11,088
Axcelis Technologies, Inc.* 1,143 171,919
Blaize Holdings, Inc.(b) 3,235 5,694
CEVA, Inc.* 974 38,940
Cohu, Inc.* 1,684 88,831
Credo Technology Group
Holding Ltd.* 5,946 1,403,434
Diodes, Inc.* 1,690 177,991
FormFactor, Inc.* 2,869 357,449
Ichor Holdings Ltd.* 1,252 89,543
Impinj, Inc.* 1,034 156,134
indie Semiconductor, Inc.,
Class
a
A(b) 7,364 36,746
Kopin Corp.(b) 6,285 35,887
Kulicke & Soffa Industries, Inc. 1,876 191,146
MaxLinear, Inc., Class
a
A* 3,007 279,440
Navitas Semiconductor Corp.,
Class
a
A* 7,485 199,101
NVE Corp. 178 17,433
PDF Solutions, Inc.* 1,175 57,375
Penguin Solutions, Inc.* 1,917 107,026
Photronics, Inc.* 2,101 67,967
Power Integrations, Inc. 2,032 170,688
Rambus, Inc.* 3,974 578,058
Rigetti Computing, Inc.* 12,037 307,425
Semtech Corp.* 3,430 523,212
Silicon Laboratories, Inc.* 1,201 261,338
SiTime Corp.* 829 588,756
SkyWater Technology, Inc.* 1,307 50,947
Synaptics, Inc.* 1,431 196,448
T1 Energy, Inc.(b) 7,485 79,042
Ultra Clean Holdings, Inc.* 1,644 140,677
Veeco Instruments, Inc.* 2,187 126,059
6,994,588
Software — 2.7%
8x8, Inc.* 5,053 10,460
A10 Networks, Inc. 2,647 79,781
ACI Worldwide, Inc.* 3,811 166,426
Adeia, Inc. 4,003 106,960
Agilysys, Inc.* 953 82,492
Airship AI Holdings, Inc.* 846 2,555

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
Alarm.com Holdings, Inc.* 1,753 $ 79,078
Alkami Technology, Inc.(b) 2,538 46,115
Amplitude, Inc., Class
a
A* 3,615 28,269
Appian Corp., Class
a
A* 1,451 33,953
Arteris, Inc.* 1,144 41,127
Asana, Inc., Class
a
A* 3,222 24,809
AudioEye, Inc.* 294 2,258
AvePoint, Inc.* 5,509 60,103
Bit Digital, Inc.* 11,847 23,931
Bitdeer Technologies Group,
Class
a
A(b) 4,508 78,845
Blackbaud, Inc.* 1,390 42,659
BlackLine, Inc.* 1,830 53,802
Blend Labs, Inc., Class
a
A* 7,264 13,003
Box, Inc., Class
a
A* 5,174 139,491
Braze, Inc., Class
a
A* 3,242 83,092
C3.ai, Inc., Class
a
A* 4,734 50,985
Cerence, Inc.* 1,622 20,859
Chaince Digital Holdings, Inc.(b) 1,411 11,613
Cipher Digital, Inc.* 11,959 282,830
Cleanspark, Inc.* 9,309 170,262
Clear Secure, Inc., Class
a
A 3,250 180,212
Clearwater Analytics Holdings,
Inc., Class
a
A* 10,275 250,094
Commvault Systems, Inc.* 1,629 193,444
Consensus Cloud Solutions,
Inc.* 694 23,839
Core Scientific, Inc.* 10,688 286,973
CS Disco, Inc.* 992 3,958
Daily Journal Corp.* 46 23,788
Digimarc Corp.(b) 575 8,453
Digital Turbine, Inc.* 3,991 35,041
Domo, Inc., Class
a
B* 1,254 5,229
D-Wave Quantum, Inc.* 13,465 405,835
eGain Corp.* 593 4,406
EverCommerce, Inc.(b) 530 5,963
Expensify, Inc., Class
a
A* 2,201 2,575
Five9, Inc.* 2,886 70,274
Freshworks, Inc., Class
a
A* 7,679 74,563
Hut 8 Corp.* 3,609 450,511
I3 Verticals, Inc., Class
a
A* 820 16,695
Intapp, Inc.* 2,103 48,558
InterDigital, Inc. 954 240,494
Kaltura, Inc.* 2,907 4,448
Life360, Inc.(b) 763 32,420
LiveRamp Holdings, Inc.* 2,304 86,538
MARA Holdings, Inc.(b) 13,972 200,917
Mitek Systems, Inc.* 1,638 28,141
N-able, Inc.* 2,618 9,687
NCR Voyix Corp.* 5,122 36,827
NextNav, Inc.* 3,491 71,984
OneSpan, Inc. 1,392 20,100
Ooma, Inc.* 932 16,450
Pagaya Technologies Ltd.,
Class
a
A* 2,222 33,597
PagerDuty, Inc.* 3,238 32,218
PAR Technology Corp.* 1,476 22,789
Porch Group, Inc.* 3,225 33,605
Progress Software Corp.* 1,544 50,690
Q2 Holdings, Inc.* 2,291 108,479
Investments
Shares Value
Common Stocks (a) (continued)
Qualys, Inc.* 1,327 $ 145,028
Rapid7, Inc.* 2,398 20,095
Red Violet, Inc.* 416 23,645
ReposiTrak, Inc. 453 4,679
Rezolve AI plc(b) 8,173 24,356
Rimini Street, Inc.* 1,796 7,022
Riot Platforms, Inc.* 12,841 348,120
Silvaco Group, Inc.* 298 2,879
SoundHound AI, Inc.,
Class
a
A(b) 14,264 128,376
SoundThinking, Inc.* 352 2,644
Sprinklr, Inc., Class
a
A* 4,218 23,536
Sprout Social, Inc., Class
a
A* 1,952 14,601
SPS Commerce, Inc.* 1,403 79,620
Telos Corp.* 1,879 9,000
Tenable Holdings, Inc.* 4,369 123,337
Terawulf, Inc.* 12,693 324,433
Varonis Systems, Inc., Class
a
B* 4,282 146,230
Vertex, Inc., Class
a
A* 2,582 34,470
Via Transportation, Inc.,
Class
a
A* 387 5,894
Viant Technology, Inc., Class
a
A* 562 7,149
Weave Communications, Inc.* 2,428 14,617
Workiva, Inc., Class
a
A* 1,870 93,089
Xperi, Inc.* 1,671 13,284
Yext, Inc.* 3,735 15,612
Zeta Global Holdings Corp.,
Class
a
A* 7,745 177,283
6,644,552
Specialized REITs — 0.2%
Farmland Partners, Inc., REIT 1,431 14,697
Four Corners Property Trust,
Inc., REIT 3,898 97,060
Gladstone Land Corp., REIT 1,292 12,248
Outfront Media, Inc., REIT 5,445 175,547
Safehold, Inc., REIT 2,067 30,943
Smartstop Self Storage REIT,
Inc., REIT 2,049 64,031
394,526
Specialty Retail — 0.9%
1-800-Flowers.com, Inc.,
Class
a
A* 868 3,967
Abercrombie & Fitch Co.,
Class
a
A* 1,671 129,035
Academy Sports & Outdoors,
Inc. 2,443 128,990
Advance Auto Parts, Inc. 2,210 133,130
American Eagle Outfitters, Inc. 5,873 92,793
America's Car-Mart, Inc.* 262 3,220
Arhaus, Inc., Class
a
A 1,884 12,755
Arko Corp. 2,618 20,316
Asbury Automotive Group, Inc.* 715 134,213
BARK, Inc.* 173 1,745
Barnes & Noble Education, Inc.* 593 6,143
Bed Bath & Beyond, Inc.* 2,525 15,478
Boot Barn Holdings, Inc.* 1,133 192,463
Buckle, Inc. (The) 1,163 53,347
Build-A-Bear Workshop, Inc. 451 16,782

See accompanying notes to the financial statements.
ULTRA RUSSELL2000 :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
Caleres, Inc. 1,216 $ 17,705
Camping World Holdings, Inc.,
Class
a
A 2,218 16,258
Citi Trends, Inc.* 176 8,098
Designer Brands, Inc., Class
a
A 1,230 9,496
Envela Corp.* 245 6,238
EVgo, Inc., Class
a
A* 4,777 10,605
Genesco, Inc.* 365 14,005
Group 1 Automotive, Inc. 432 136,659
Haverty Furniture Cos., Inc. 496 11,502
J Jill, Inc. 267 3,383
Lands' End, Inc.* 339 3,983
MarineMax, Inc.* 716 24,659
Monro, Inc. 1,040 17,108
National Vision Holdings, Inc.* 2,869 48,056
OneWater Marine, Inc., Class
a
A* 425 4,679
Outdoor Holding Co.* 3,898 8,030
Petco Health & Wellness Co.,
Inc., Class
a
A* 3,201 9,635
RealReal, Inc. (The)* 3,924 37,827
Revolve Group, Inc., Class
a
A* 1,492 29,243
Sally Beauty Holdings, Inc.* 3,652 48,498
Shoe Carnival, Inc. 668 11,824
Signet Jewelers Ltd. 1,459 127,502
Sleep Number Corp.* 675 803
Sonic Automotive, Inc., Class
a
A 550 45,441
Stitch Fix, Inc., Class
a
A* 4,116 14,653
ThredUp, Inc., Class
a
A* 3,683 17,126
Torrid Holdings, Inc.(b) 1,242 1,987
Upbound Group, Inc. 1,933 37,133
Urban Outfitters, Inc.* 2,404 174,651
Victoria's Secret & Co.* 2,550 140,250
Warby Parker, Inc., Class
a
A* 3,659 89,719
Winmark Corp. 110 41,643
Zumiez, Inc.* 480 11,822
2,124,598
Technology Hardware, Storage & Peripherals — 0.5%
Corsair Gaming, Inc.* 1,718 20,857
CPI Card Group, Inc.* 286 4,853
Diebold Nixdorf, Inc.* 891 72,296
Eastman Kodak Co.* 2,315 22,965
GPGI, Inc. 6,551 79,660
Immersion Corp.(b) 1,033 6,694
IonQ, Inc.(b) 12,707 915,793
Quantum Computing, Inc.(b) 7,422 88,767
Turtle Beach Corp.* 566 7,381
Xerox Holdings Corp.(b) 4,335 14,045
1,233,311
Textiles, Apparel & Luxury Goods — 0.3%
Capri Holdings Ltd.* 4,325 80,056
Carter's, Inc. 1,311 50,591
Ermenegildo Zegna NV 2,274 33,428
Figs, Inc., Class
a
A* 3,299 38,796
G-III Apparel Group Ltd. 1,338 43,258
Kontoor Brands, Inc. 2,029 145,621
Lakeland Industries, Inc. 322 3,484
Movado Group, Inc. 560 21,437
Oxford Industries, Inc. 520 23,202
Investments
Shares Value
Common Stocks (a) (continued)
Rocky Brands, Inc. 260 $ 10,052
Steven Madden Ltd. 2,643 114,812
Superior Group of Cos., Inc. 404 5,167
Wolverine World Wide, Inc. 3,001 52,668
622,572
Tobacco — 0.0%(c)
Ispire Technology, Inc.* 693 1,254
Turning Point Brands, Inc. 676 57,413
Universal Corp. 891 46,216
104,883
Trading Companies & Distributors — 0.5%
Alta Equipment Group, Inc.* 722 4,448
BlueLinx Holdings, Inc.* 282 14,661
Boise Cascade Co. 1,368 95,377
Custom Truck One Source, Inc.* 2,219 21,258
Distribution Solutions Group,
Inc.* 361 9,747
DNOW, Inc.* 6,843 87,522
DXP Enterprises, Inc.* 479 69,484
EVI Industries, Inc. 251 4,382
GATX Corp. 1,322 223,524
Global Industrial Co. 528 16,051
Herc Holdings, Inc. 1,203 159,999
Hudson Technologies, Inc.* 1,416 7,533
Karat Packaging, Inc. 316 8,570
McGrath RentCorp 904 98,527
NPK International, Inc.* 3,021 43,865
Rush Enterprises, Inc., Class
a
A 2,250 155,992
Rush Enterprises, Inc., Class
a
B 314 20,379
Titan Machinery, Inc.* 777 16,954
Transcat, Inc.* 338 28,568
Willis Lease Finance Corp. 103 18,232
Xometry, Inc., Class
a
A* 1,619 154,274
1,259,347
Transportation Infrastructure — 0.0%(c)
Sky Harbour Group Corp.(b) 783 7,352
Water Utilities — 0.1%
American States Water Co. 1,425 110,110
Cadiz, Inc.* 2,056 10,033
California Water Service Group 2,202 99,310
Consolidated Water Co. Ltd. 556 16,780
Global Water Resources, Inc. 536 3,907
H2O America 1,228 71,015
Middlesex Water Co. 673 35,353
Pure Cycle Corp.* 767 7,939
York Water Co. (The) 530 15,847
370,294
Wireless Telecommunication Services — 0.1%
Gogo, Inc.* 2,875 13,139
Spok Holdings, Inc. 750 7,943

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

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::
Investments
Shares Value
Common Stocks (a) (continued)
Telephone and Data Systems,
Inc. 3,665 $ 143,338
164,420
Total Common Stocks
(Cost $91,099,097)
125,229,000
Exchange Traded Funds (a) — 14 .1%
ProShares GENIUS Money
Market ETF, 3.53%(e)(f)
(Cost $35,019,000) 350,000 35,042,000
Number of
Rights
Rights — 0 .0% (c)
Biotechnology — 0.0%
Aduro Biotech, Inc., CVR*‡ 687 —
Cartesian Therapeutics, Inc.,
expiring 12/31/2049*‡ 5,386 —
Chinook Therape, CVR*‡ 3,154 —
Oncternal Therapeutics,
Inc., CVR*‡ 42 —
Tobira Therapeutics, Inc.,
CVR*‡ 756 —
—
Food Products — 0.0% (c)
Prevail Therape, CVR*‡ 2,444 1,222
Total Rights
(Cost $2,604) 1,222
Shares
Securities Lending Reinvestments (g) — 0 .6%
Investment Companies — 0 .6%
Invesco Government & Agency Portfolio,
Institutional Class 3.55% (h)
(Cost $1,379,441) 1,379,441 1,379,441
Principal
Amount
Short-Term Investments — 16 .5%
Repurchase Agreements (i) — 11 .4%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $28,351,181
(Cost $28,342,680) $ 28,342,680
28,342,680
Investments
Principal
Amount Value
U.S. Treasury Obligations (a) — 5 .1%
U.S. Treasury Bills
3.62%, 8/13/2026 (j)
(Cost $12,905,351) $ 13,000,000 $ 12,905,667
Total Short-Term Investments
(Cost $41,248,031) 41,248,347
Total Investments — 81.4%
(Cost $168,748,173) 202,900,010
Other assets less liabilities — 18.6% 46,260,080
Net Assets — 100.0% $ 249,160,090
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $16,331,862.
(b) The security or a portion of this security is on loan at May 31,
2026. The total value of securities on loan at May 31, 2026 was
$2,489,367, collateralized in the form of cash with a value of
$1,379,441 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments and $1,220,640 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from June
4, 2026 – February 15, 2056. The total value of collateral is
$2,600,081.
(c) Represents less than 0.05% of net assets.
(d) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(e) Affiliated company as defined under the Investment Company
Act of 1940.
(f) Represents 7-day effective yield as of May 31, 2026.
(g) The security was purchased with cash collateral held from securities on loan at May 31, 2026. The total value of securities purchased was $1,379,441.
(h) Rate shown is the 7-day yield as of May 31, 2026.
(i) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(j) The rate shown was the current yield as of May 31, 2026.
‡ Value determined using significant unobservable inputs and is reported as a Level 3 security in the valuation hierarchy table located in Note 2 in Notes to the Financial Statements.
Abbreviations
CVR Contingent Value Rights - No defined expiration
REIT Real Estate Investment Trust
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 94,777,753
Aggregate gross unrealized depreciation (11,578,135)
Net unrealized appreciation $ 83,199,618
Federal income tax cost $ 169,394,424

See accompanying notes to the financial statements.
ULTRA RUSSELL2000 :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

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::
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
May 31, 2026
($)
Shares held
at May 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF — 35,019,000 – – 23,000 35,042,000 350,000 229,179
Futures Contracts Purchased
Ultra Russell2000 had the following open long futures contracts as of May 31, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
Russell 2000
®
E-mini Index 257 6/18/2026 U.S. Dollar $ 37,577,255 $ 5,357,782
Swap Agreements
a
Ultra Russell2000 had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
50,127,987 3/8/2027
Bank of
America NA 4.52% Russell 2000
®
Index 10,082,095 (10,082,095) — —
82,801,240 11/4/2027
Barclays Bank
PLC 4.47% Russell 2000
®
Index 9,930,976 (9,930,976) — —
54,340,595 1/12/2027 BNP Paribas 4.42% Russell 2000
®
Index 8,957,108 (8,957,108) — —
36,100,559 3/8/2027 Citibank NA 4.47% Russell 2000
®
Index 6,922,077 (6,922,077) — —
42,038,496 11/6/2026
Goldman Sachs
International 4.17% Russell 2000
®
Index 5,864,013 (5,864,013) — —
31,271,970 11/6/2026
Societe
Generale 4.47% Russell 2000
®
Index (3,568,237) 3,568,228 9 —
38,914,802 11/6/2026 UBS AG 4.32% Russell 2000
®
Index 6,148,218 (6,148,218) — —
335,595,649 44,336,250
Total Unrealized
Appreciation
47,904,487
Total Unrealized
Depreciation
(3,568,237)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2026 :: ULTRA S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SSO
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 65 .6%
Aerospace & Defense — 1.3%
Axon Enterprise, Inc.* 6,708 $ 3,010,014
Boeing Co. (The)* 66,475 15,365,696
General Dynamics Corp. 21,438 7,435,127
General Electric Co. 88,836 28,761,543
Howmet Aerospace, Inc. 33,917 8,759,065
Huntington Ingalls Industries,
Inc. 3,339 1,028,980
L3Harris Technologies, Inc. 15,823 4,987,093
Lockheed Martin Corp. 17,144 9,094,035
Northrop Grumman Corp. 11,224 6,326,744
RTX Corp. 113,675 20,422,851
Textron, Inc. 14,676 1,346,670
TransDigm Group, Inc. 4,828 6,075,169
112,612,987
Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc. 10,081 1,800,971
Expeditors International of
Washington, Inc. 11,270 1,780,547
FedEx Corp. 18,232 7,507,026
United Parcel Service, Inc.,
Class
a
B 62,584 6,677,087
17,765,631
Automobile Components — 0.0%(b)
Aptiv plc* 17,965 1,220,542
Automobiles — 1.4%
Ford Motor Co. 331,621 5,783,470
General Motors Co. 76,561 6,372,938
Tesla, Inc.* 237,887 103,668,776
115,825,184
Banks — 2.1%
Bank of America Corp. 561,575 28,977,270
Citigroup, Inc. 147,863 18,615,952
Citizens Financial Group, Inc. 35,896 2,234,885
Fifth Third Bancorp 76,100 3,799,673
Huntington Bancshares, Inc. 171,799 2,810,632
JPMorgan Chase & Co. 228,154 68,288,774
KeyCorp 79,267 1,690,765
M&T Bank Corp. 12,804 2,767,072
PNC Financial Services Group,
Inc. (The) 34,117 7,543,951
Regions Financial Corp. 73,503 2,058,084
Truist Financial Corp. 106,892 5,153,263
US Bancorp 131,574 7,216,834
Wells Fargo & Co. 261,723 20,294,001
171,451,156
Beverages — 0.6%
Brown-Forman Corp., Class
a
B 14,426 371,037
Coca-Cola Co. (The) 327,554 25,880,041
Constellation Brands, Inc.,
Class
a
A 11,916 1,654,179
Keurig Dr Pepper, Inc. 114,918 3,450,987
Molson Coors Beverage Co.,
Class
a
B 14,315 565,872
Investments
Shares Value
Common Stocks (a) (continued)
Monster Beverage Corp.* 60,332 $ 5,314,043
PepsiCo, Inc. 115,652 16,675,862
53,912,021
Biotechnology — 1.0%
AbbVie, Inc. 149,553 32,560,679
Amgen, Inc. 45,618 15,363,686
Biogen, Inc.* 12,445 2,439,220
Gilead Sciences, Inc. 105,060 14,123,216
Incyte Corp.* 14,153 1,369,161
Moderna, Inc.* 29,477 1,391,020
Regeneron Pharmaceuticals,
Inc. 8,547 5,254,525
Vertex Pharmaceuticals, Inc.* 21,453 9,601,075
82,102,582
Broadline Retail — 2.7%
Amazon.com, Inc.* 826,538 223,694,244
eBay, Inc. 38,266 4,181,326
227,875,570
Building Products — 0.3%
A O Smith Corp. 9,455 536,288
Allegion plc 7,220 939,105
Builders FirstSource, Inc.* 9,311 710,057
Carrier Global Corp. 66,501 4,247,419
Johnson Controls International
plc 51,701 6,931,036
Lennox International, Inc. 2,794 1,403,035
Masco Corp. 17,241 1,211,180
Trane Technologies plc 18,762 8,467,291
24,445,411
Capital Markets — 2.0%
Ameriprise Financial, Inc. 7,672 3,419,487
Ares Management Corp.,
Class
a
A 17,461 2,243,738
Bank of New York Mellon Corp.
(The) 58,208 8,115,941
Blackrock, Inc. 12,194 12,765,655
Blackstone, Inc. 63,332 7,407,944
Cboe Global Markets, Inc. 8,837 2,947,670
Charles Schwab Corp. (The) 141,288 12,341,507
CME Group, Inc. 30,496 8,341,876
Coinbase Global, Inc., Class
a
A* 18,900 3,572,667
FactSet Research Systems,
Inc.(c) 3,177 779,858
Franklin Resources, Inc. 26,046 807,947
Goldman Sachs Group, Inc.
(The) 25,289 25,935,387
Interactive Brokers Group, Inc.,
Class
a
A 37,622 3,271,985
Intercontinental Exchange, Inc. 47,902 7,082,311
Invesco Ltd. 37,520 1,067,819
KKR & Co., Inc. 58,071 5,571,332
Moody's Corp. 12,924 5,857,803
Morgan Stanley 101,840 21,182,720
MSCI, Inc., Class
a
A 6,305 3,980,851
Nasdaq, Inc. 38,042 3,519,646
Northern Trust Corp. 15,790 2,612,456

See accompanying notes to the financial statements.
ULTRA S&P500
®
:: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SSO
::
Investments
Shares Value
Common Stocks (a) (continued)
Raymond James Financial, Inc. 14,768 $ 2,117,879
Robinhood Markets, Inc.,
Class
a
A* 66,914 6,309,990
S&P Global, Inc. 25,952 11,003,648
State Street Corp. 23,519 3,660,497
T. Rowe Price Group, Inc. 18,570 1,941,122
167,859,736
Chemicals — 0.6%
Air Products and Chemicals,
Inc. 18,872 5,258,117
Albemarle Corp. 10,023 1,768,258
CF Industries Holdings, Inc. 13,281 1,492,120
Corteva, Inc. 56,890 4,453,349
Dow, Inc. 60,774 2,051,122
DuPont de Nemours, Inc. 34,680 1,679,206
Ecolab, Inc. 21,521 5,509,376
International Flavors &
Fragrances, Inc. 21,612 1,643,593
Linde plc 39,438 19,627,898
LyondellBasell Industries NV,
Class
a
A 21,691 1,445,705
Mosaic Co. (The) 26,789 640,257
PPG Industries, Inc. 19,060 2,153,399
Sherwin-Williams Co. (The) 19,502 5,925,488
53,647,888
Commercial Services & Supplies — 0.2%
Cintas Corp. 28,682 4,912,079
Copart, Inc.* 75,391 2,470,563
Republic Services, Inc., Class
a
A 17,045 3,416,500
Rollins, Inc. 24,807 1,180,813
Veralto Corp. 21,028 1,729,133
Waste Management, Inc. 31,427 6,645,553
20,354,641
Communications Equipment — 0.9%
Arista Networks, Inc.* 87,429 13,942,303
Ciena Corp.* 11,949 6,933,168
Cisco Systems, Inc. 334,309 40,257,490
F5, Inc.* 4,831 1,852,447
Lumentum Holdings, Inc.* 5,982 5,114,371
Motorola Solutions, Inc. 14,062 5,670,923
73,770,702
Construction & Engineering — 0.2%
Comfort Systems USA, Inc. 3,035 5,548,617
EMCOR Group, Inc. 3,753 3,103,056
Quanta Services, Inc. 12,603 8,969,933
17,621,606
Construction Materials — 0.2%
CRH plc 56,662 6,164,259
Martin Marietta Materials, Inc. 5,116 2,975,670
Vulcan Materials Co. 11,128 3,148,334
12,288,263
Consumer Finance — 0.3%
American Express Co. 45,336 14,347,484
Investments
Shares Value
Common Stocks (a) (continued)
Capital One Financial Corp. 52,871 $ 9,936,047
Synchrony Financial 29,468 2,105,194
26,388,725
Consumer Staples Distribution & Retail — 1.2%
Casey's General Stores, Inc. 3,164 2,427,231
Costco Wholesale Corp. 37,510 35,871,563
Dollar General Corp. 18,660 2,063,983
Dollar Tree, Inc.* 15,644 1,821,587
Kroger Co. (The) 49,245 3,060,577
Sysco Corp. 40,555 3,074,475
Target Corp. 38,331 4,870,720
Walmart, Inc. 370,910 42,932,832
96,122,968
Containers & Packaging — 0.1%
Amcor plc 39,068 1,516,620
Avery Dennison Corp. 6,584 1,047,317
Ball Corp. 22,703 1,241,173
International Paper Co. 44,585 1,492,260
Packaging Corp. of America 7,530 1,648,392
Smurfit Westrock plc 44,186 1,818,254
8,764,016
Distributors — 0.0%(b)
Genuine Parts Co. 11,815 1,166,141
Pool Corp. 2,853 517,534
1,683,675
Diversified Telecommunication Services — 0.5%
AT&T, Inc. 592,347 14,690,206
Comcast Corp., Class
a
A 303,675 7,552,397
Verizon Communications, Inc. 356,804 17,058,799
39,301,402
Electric Utilities — 0.9%
Alliant Energy Corp. 21,686 1,552,934
American Electric Power Co.,
Inc. 45,774 5,798,193
Constellation Energy Corp. 26,366 7,586,816
Duke Energy Corp. 65,711 8,064,711
Edison International 32,652 2,283,681
Entergy Corp. 38,296 4,176,179
Evergy, Inc. 19,476 1,597,811
Eversource Energy 31,715 2,165,183
Exelon Corp. 86,534 3,949,412
FirstEnergy Corp. 44,011 2,041,670
NextEra Energy, Inc. 176,190 15,330,292
NRG Energy, Inc. 17,937 2,404,993
PG&E Corp. 186,037 3,039,845
Pinnacle West Capital Corp. 10,163 1,013,658
PPL Corp. 62,639 2,216,794
Southern Co. (The) 93,191 8,578,232
Xcel Energy, Inc. 49,963 3,972,058
75,772,462
Electrical Equipment — 0.8%
AMETEK, Inc. 19,476 4,398,655
Eaton Corp. plc 32,922 13,188,553

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRA S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SSO
::
Investments
Shares Value
Common Stocks (a) (continued)
Emerson Electric Co. 47,556 $ 6,839,504
GE Vernova, Inc. 22,819 22,096,094
Generac Holdings, Inc.* 4,993 1,387,605
Hubbell, Inc., Class
a
B 4,582 2,170,081
Rockwell Automation, Inc. 9,450 4,262,517
Vertiv Holdings Co., Class
a
A 32,317 10,202,800
64,545,809
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class
a
A 103,988 15,469,255
CDW Corp. 10,986 1,378,194
Coherent Corp.* 15,876 5,738,698
Corning, Inc. 66,123 11,978,843
Jabil, Inc. 8,883 3,238,386
Keysight Technologies, Inc.* 14,477 4,898,003
TE Connectivity plc 24,808 5,294,275
Teledyne Technologies, Inc.* 3,917 2,427,874
Zebra Technologies Corp.,
Class
a
A* 4,124 1,004,730
51,428,258
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class
a
A 83,710 5,347,395
Halliburton Co. 70,811 2,751,007
SLB Ltd. 126,574 6,904,612
15,003,014
Entertainment — 0.7%
Electronic Arts, Inc. 19,121 3,857,088
Live Nation Entertainment, Inc.* 13,423 2,260,567
Netflix, Inc.* 357,270 30,732,365
Take-Two Interactive Software,
Inc.* 14,669 3,288,203
TKO Group Holdings, Inc.,
Class
a
A 5,564 1,141,622
Walt Disney Co. (The) 149,865 15,260,753
Warner Bros Discovery, Inc.* 209,657 5,662,836
62,203,434
Financial Services — 2.1%
Apollo Global Management, Inc. 39,241 5,050,709
Berkshire Hathaway, Inc.,
Class
a
B* 155,102 73,592,797
Block, Inc., Class
a
A* 46,257 3,502,580
Corpay, Inc.* 5,877 2,126,299
Fidelity National Information
Services, Inc. 43,873 1,886,100
Fiserv, Inc.* 45,571 2,577,496
Global Payments, Inc. 20,055 1,514,353
Jack Henry & Associates, Inc. 6,039 823,236
Mastercard, Inc., Class
a
A 68,866 34,018,427
PayPal Holdings, Inc. 77,845 3,483,564
Visa, Inc., Class
a
A 142,222 46,415,572
174,991,133
Food Products — 0.3%
Archer-Daniels-Midland Co. 40,656 3,243,536
Bunge Global SA 11,537 1,422,512
Campbell's Co. (The)(c) 16,568 349,751
Conagra Brands, Inc. 40,515 538,039
Investments
Shares Value
Common Stocks (a) (continued)
General Mills, Inc. 45,184 $ 1,527,671
Hershey Co. (The) 12,531 2,431,390
Hormel Foods Corp. 24,661 572,875
J M Smucker Co. (The) 8,985 927,252
Kraft Heinz Co. (The) 72,127 1,731,769
McCormick & Co., Inc.
(Non-Voting) 21,425 1,014,902
Mondelez International, Inc.,
Class
a
A 108,541 6,639,453
Tyson Foods, Inc., Class
a
A 23,921 1,459,659
21,858,809
Gas Utilities — 0.0%(b)
Atmos Energy Corp. 13,985 2,365,283
Ground Transportation — 0.5%
CSX Corp. 157,385 7,123,245
JB Hunt Transport Services,
Inc. 6,393 1,767,217
Norfolk Southern Corp. 19,074 5,816,807
Old Dominion Freight Line, Inc. 15,575 3,506,711
Uber Technologies, Inc.* 174,154 12,260,442
Union Pacific Corp. 50,264 13,201,337
43,675,759
Health Care Equipment & Supplies — 0.9%
Abbott Laboratories 147,157 12,596,639
Align Technology, Inc.* 5,595 978,845
Baxter International, Inc. 43,558 818,019
Becton Dickinson & Co. 24,160 3,554,419
Boston Scientific Corp.* 125,399 6,058,026
Cooper Cos., Inc. (The)* 16,509 1,010,516
Dexcom, Inc.* 32,659 2,408,275
Edwards Lifesciences Corp.* 49,127 4,248,012
GE HealthCare Technologies,
Inc. 38,559 2,403,768
IDEXX Laboratories, Inc.* 6,778 3,819,606
Insulet Corp.* 5,902 855,436
Intuitive Surgical, Inc.* 30,000 12,739,200
Medtronic plc 108,555 8,012,445
ResMed, Inc. 12,307 2,345,345
Solventum Corp.* 12,477 935,151
STERIS plc 8,343 1,774,806
Stryker Corp. 29,231 8,918,086
Zimmer Biomet Holdings, Inc. 16,841 1,386,519
74,863,113
Health Care Providers & Services — 1.0%
Cardinal Health, Inc. 19,854 3,907,267
Cencora, Inc. 16,402 4,418,043
Centene Corp.* 39,427 2,349,849
Cigna Group (The) 22,388 6,210,431
CVS Health Corp. 107,580 9,787,628
DaVita, Inc.* 2,899 563,450
Elevance Health, Inc. 18,705 7,354,619
HCA Healthcare, Inc. 13,323 5,043,288
Henry Schein, Inc.* 8,493 650,394
Humana, Inc. 10,229 3,124,141
Labcorp Holdings, Inc. 7,007 1,822,241
McKesson Corp. 10,373 7,701,330

See accompanying notes to the financial statements.
ULTRA S&P500
®
:: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SSO
::
Investments
Shares Value
Common Stocks (a) (continued)
Quest Diagnostics, Inc. 9,275 $ 1,807,698
UnitedHealth Group, Inc. 76,672 29,159,128
Universal Health Services, Inc.,
Class
a
B 4,735 691,831
84,591,338
Health Care REITs — 0.2%
Alexandria Real Estate Equities,
Inc., REIT 13,278 659,651
Healthpeak Properties, Inc.,
REIT 58,769 1,125,426
Ventas, Inc., REIT 40,200 3,393,684
Welltower, Inc., REIT 59,090 12,132,950
17,311,711
Health Care Technology — 0.0%(b)
Veeva Systems, Inc., Class
a
A* 12,524 2,183,434
Hotel & Resort REITs — 0.0%(b)
Host Hotels & Resorts, Inc.,
REIT 54,138 1,244,091
Hotels, Restaurants & Leisure — 1.0%
Airbnb, Inc., Class
a
A* 35,789 4,771,032
Booking Holdings, Inc. 68,212 11,420,735
Carnival Corp. Ltd. 97,661 2,740,368
Chipotle Mexican Grill, Inc.,
Class
a
A* 110,288 3,513,776
Darden Restaurants, Inc. 9,823 2,003,008
Domino's Pizza, Inc. 2,563 796,016
DoorDash, Inc., Class
a
A* 31,601 5,033,723
Expedia Group, Inc. 9,962 2,249,320
Hilton Worldwide Holdings, Inc. 19,407 6,358,898
Las Vegas Sands Corp. 25,700 1,299,649
Marriott International, Inc.,
Class
a
A 18,646 7,003,438
McDonald's Corp. 60,260 16,824,592
MGM Resorts International* 16,199 707,410
Norwegian Cruise Line Holdings
Ltd.* 38,520 706,457
Royal Caribbean Cruises Ltd. 21,272 6,054,649
Starbucks Corp. 96,391 9,558,131
Wynn Resorts Ltd. 7,121 720,788
Yum! Brands, Inc. 23,400 3,462,030
85,224,020
Household Durables — 0.1%
DR Horton, Inc. 22,810 3,355,123
Garmin Ltd. 13,831 3,235,347
Lennar Corp., Class
a
A 18,192 1,633,278
NVR, Inc.* 211 1,288,113
PulteGroup, Inc. 16,222 1,917,116
11,428,977
Household Products — 0.5%
Church & Dwight Co., Inc. 19,957 1,908,488
Clorox Co. (The) 10,252 922,885
Colgate-Palmolive Co. 68,229 6,149,479
Kimberly-Clark Corp. 28,088 2,741,389
Investments
Shares Value
Common Stocks (a) (continued)
Procter & Gamble Co. (The) 196,639 $ 28,229,495
39,951,736
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 60,257 883,970
Vistra Corp. 26,878 4,306,662
5,190,632
Industrial Conglomerates — 0.2%
3M Co. 44,490 6,812,754
Honeywell International, Inc. 53,835 12,805,193
19,617,947
Industrial REITs — 0.1%
Prologis, Inc., REIT 78,713 11,292,954
Insurance — 1.0%
Aflac, Inc. 39,428 4,432,496
Allstate Corp. (The) 22,057 4,545,727
American International Group,
Inc. 45,474 3,375,535
Aon plc, Class
a
A 18,098 5,720,054
Arch Capital Group Ltd.* 30,197 2,697,800
Arthur J Gallagher & Co. 21,678 4,359,663
Assurant, Inc. 4,190 1,042,765
Brown & Brown, Inc. 24,756 1,392,525
Chubb Ltd. 30,876 9,624,975
Cincinnati Financial Corp. 13,284 2,091,167
Erie Indemnity Co., Class
a
A 2,101 447,660
Everest Group Ltd. 3,447 1,116,931
Globe Life, Inc. 6,761 1,036,056
Hartford Insurance Group, Inc.
(The) 23,507 2,988,445
Loews Corp. 14,289 1,479,626
Marsh & McLennan Cos., Inc. 40,922 6,546,292
MetLife, Inc. 46,653 3,857,737
Principal Financial Group, Inc. 16,817 1,742,577
Progressive Corp. (The) 49,534 9,431,274
Prudential Financial, Inc. 29,498 2,968,679
Travelers Cos., Inc. (The) 18,227 5,320,279
W R Berkley Corp. 25,133 1,596,951
Willis Towers Watson plc 8,123 2,028,069
79,843,283
Interactive Media & Services — 5.4%
Alphabet, Inc., Class
a
A 492,614 187,360,809
Alphabet, Inc., Class
a
C 395,692 148,950,340
Meta Platforms, Inc., Class
a
A 184,989 117,007,392
453,318,541
IT Services — 0.5%
Accenture plc, Class
a
A 52,171 9,759,629
Akamai Technologies, Inc.* 12,146 1,816,313
Cognizant Technology Solutions
Corp., Class
a
A 40,507 2,258,468
EPAM Systems, Inc.* 4,734 485,046
Gartner, Inc.* 5,909 958,440
GoDaddy, Inc., Class
a
A* 11,521 988,847

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRA S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SSO
::
Investments
Shares Value
Common Stocks (a) (continued)
International Business
Machines Corp. 79,088 $ 23,552,406
VeriSign, Inc. 6,980 1,991,952
41,811,101
Leisure Products — 0.0%(b)
Hasbro, Inc. 11,218 966,655
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc. 24,038 3,257,870
Bio-Techne Corp. 13,319 688,326
Charles River Laboratories
International, Inc.* 4,125 745,429
Danaher Corp. 53,178 9,714,025
IQVIA Holdings, Inc.* 14,339 2,612,709
Mettler-Toledo International,
Inc.* 1,722 2,032,959
Revvity, Inc. 9,523 995,630
Thermo Fisher Scientific, Inc. 31,755 15,639,655
Waters Corp.* 8,344 3,200,508
West Pharmaceutical Services,
Inc. 6,022 1,943,962
40,831,073
Machinery — 1.1%
Caterpillar, Inc. 39,313 34,433,077
Cummins, Inc. 11,749 7,597,256
Deere & Co. 21,315 11,556,567
Dover Corp. 11,332 2,395,132
Fortive Corp. 26,501 1,545,538
IDEX Corp. 6,404 1,350,155
Illinois Tool Works, Inc. 22,236 5,498,518
Ingersoll Rand, Inc. 30,073 2,154,430
Nordson Corp. 4,562 1,310,800
Otis Worldwide Corp. 32,947 2,333,966
PACCAR, Inc. 44,390 4,899,324
Parker-Hannifin Corp. 10,648 8,993,620
Pentair plc 13,840 980,426
Snap-on, Inc. 4,321 1,603,998
Stanley Black & Decker, Inc. 13,036 1,035,319
Westinghouse Air Brake
Technologies Corp. 14,408 3,762,793
Xylem, Inc. 20,702 2,267,697
93,718,616
Media — 0.1%
Charter Communications, Inc.,
Class
a
A* 7,225 1,040,761
EchoStar Corp., Class
a
A* 11,316 1,461,914
Fox Corp., Class
a
A 17,006 1,087,024
Fox Corp., Class
a
B 12,001 688,737
News Corp., Class
a
A 31,363 818,574
News Corp., Class
a
B 10,347 308,548
Omnicom Group, Inc. 26,566 1,931,614
Paramount Skydance Corp.,
Class
a
B(c) 26,308 279,128
Trade Desk, Inc. (The), Class
a
A* 37,259 803,304
8,419,604
Investments
Shares Value
Common Stocks (a) (continued)
Metals & Mining — 0.3%
Freeport-McMoRan, Inc. 121,606 $ 7,990,730
Newmont Corp. 92,409 10,147,432
Nucor Corp. 19,374 4,843,500
Steel Dynamics, Inc. 11,682 3,039,073
26,020,735
Multi-Utilities — 0.4%
Ameren Corp. 23,334 2,519,372
CenterPoint Energy, Inc. 55,213 2,333,301
CMS Energy Corp. 25,984 1,885,659
Consolidated Edison, Inc. 30,521 3,223,933
Dominion Energy, Inc. 72,226 4,834,808
DTE Energy Co. 17,590 2,513,083
NiSource, Inc. 40,528 1,873,204
Public Service Enterprise
Group, Inc. 42,273 3,324,772
Sempra 55,198 4,919,798
WEC Energy Group, Inc. 27,612 3,066,313
30,494,243
Office REITs — 0.0%(b)
BXP, Inc., REIT 12,479 748,865
Oil, Gas & Consumable Fuels — 1.9%
APA Corp. 29,962 1,091,516
Chevron Corp. 158,572 28,933,047
ConocoPhillips 103,682 11,817,674
Devon Energy Corp. 96,882 4,310,280
Diamondback Energy, Inc. 16,369 3,134,336
EOG Resources, Inc. 45,906 6,122,942
EQT Corp. 52,783 2,899,370
Expand Energy Corp. 20,071 1,866,202
Exxon Mobil Corp. 353,623 51,367,277
Kinder Morgan, Inc. 165,574 5,146,040
Marathon Petroleum Corp. 24,927 6,201,090
Occidental Petroleum Corp. 60,901 3,448,824
ONEOK, Inc. 53,187 4,464,517
Phillips 66 34,042 5,987,307
Targa Resources Corp. 18,108 4,618,807
Texas Pacific Land Corp. 4,936 1,939,848
Valero Energy Corp. 25,878 6,335,452
Williams Cos., Inc. (The) 103,402 7,381,869
157,066,398
Passenger Airlines — 0.1%
Delta Air Lines, Inc. 54,910 4,528,977
Southwest Airlines Co. 41,616 1,787,407
United Airlines Holdings, Inc.* 27,479 3,154,589
9,470,973
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 20,946 1,863,147
Kenvue, Inc. 162,075 2,800,656
4,663,803

See accompanying notes to the financial statements.
ULTRA S&P500
®
:: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SSO
::
Investments
Shares Value
Common Stocks (a) (continued)
Pharmaceuticals — 2.1%
Bristol-Myers Squibb Co. 172,340 $ 9,854,401
Eli Lilly & Co. 67,044 74,083,620
Johnson & Johnson 203,956 45,957,406
Merck & Co., Inc. 210,075 24,940,104
Pfizer, Inc. 481,179 12,597,266
Viatris, Inc. 97,385 1,583,480
Zoetis, Inc., Class
a
A 35,679 2,771,902
171,788,179
Professional Services — 0.2%
Automatic Data Processing, Inc. 34,021 7,547,218
Broadridge Financial Solutions,
Inc. 9,943 1,528,438
Equifax, Inc. 10,215 1,693,545
Jacobs Solutions, Inc. 9,993 1,197,761
Leidos Holdings, Inc. 10,810 1,381,518
Paychex, Inc. 27,450 2,662,101
Verisk Analytics, Inc., Class
a
A 11,834 2,070,832
18,081,413
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class
a
A* 24,592 3,074,984
CoStar Group, Inc.* 35,807 1,152,985
4,227,969
Residential REITs — 0.1%
AvalonBay Communities, Inc.,
REIT 12,001 2,190,302
Camden Property Trust, REIT 8,742 931,548
Equity Residential, REIT 29,185 1,910,158
Essex Property Trust, Inc., REIT 5,429 1,480,163
Invitation Homes, Inc., REIT 47,678 1,394,581
Mid-America Apartment
Communities, Inc., REIT 9,954 1,284,763
UDR, Inc., REIT 25,347 935,304
10,126,819
Retail REITs — 0.2%
Federal Realty Investment Trust,
REIT 6,677 798,769
Kimco Realty Corp., REIT 57,003 1,372,632
Realty Income Corp., REIT 77,786 4,766,726
Regency Centers Corp., REIT 13,920 1,076,712
Simon Property Group, Inc.,
REIT 27,594 5,654,287
13,669,126
Semiconductors & Semiconductor Equipment — 12.0%
Advanced Micro Devices, Inc.* 138,063 71,254,314
Analog Devices, Inc. 41,404 17,135,045
Applied Materials, Inc. 67,141 30,217,479
Broadcom, Inc. 401,122 179,209,276
First Solar, Inc.* 9,094 2,789,948
Intel Corp.* 397,283 45,560,414
KLA Corp. 11,047 21,229,130
Lam Research Corp. 105,649 33,615,399
Microchip Technology, Inc. 45,795 4,334,497
Investments
Shares Value
Common Stocks (a) (continued)
Micron Technology, Inc. 95,236 $ 92,474,156
Monolithic Power Systems, Inc. 4,106 6,430,858
NVIDIA Corp. 2,056,208 434,147,757
NXP Semiconductors NV 21,280 6,838,328
ON Semiconductor Corp.* 33,314 4,018,335
Qnity Electronics, Inc. 17,721 2,764,476
QUALCOMM, Inc. 90,252 22,655,057
Skyworks Solutions, Inc. 12,697 988,462
Teradyne, Inc. 13,330 4,989,552
Texas Instruments, Inc. 76,864 23,495,788
1,004,148,271
Software — 5.8%
Adobe, Inc.* 34,754 9,008,584
AppLovin Corp., Class
a
A* 22,932 14,059,380
Autodesk, Inc.* 17,908 4,142,299
Cadence Design Systems, Inc.* 23,015 8,629,014
Crowdstrike Holdings, Inc.,
Class
a
A* 21,313 15,579,803
Datadog, Inc., Class
a
A* 27,821 6,881,524
Fair Isaac Corp.* 1,979 2,474,918
Fortinet, Inc.* 53,401 7,367,736
Gen Digital, Inc. 46,705 1,204,522
Intuit, Inc. 23,447 7,773,384
Microsoft Corp. 628,417 282,938,470
Oracle Corp. 143,532 32,406,655
Palantir Technologies, Inc.,
Class
a
A* 193,267 30,254,016
Palo Alto Networks, Inc.* 68,378 19,261,399
PTC, Inc.* 10,112 1,402,838
Roper Technologies, Inc. 8,978 2,922,608
Salesforce, Inc. 79,265 15,147,542
ServiceNow, Inc.* 88,469 11,002,890
Synopsys, Inc.* 16,160 7,686,019
Trimble, Inc.* 20,050 1,131,021
Tyler Technologies, Inc.* 3,622 1,134,229
Workday, Inc., Class
a
A* 17,984 2,629,081
485,037,932
Specialized REITs — 0.5%
American Tower Corp., REIT 39,670 7,416,703
Crown Castle, Inc., REIT 36,840 3,370,860
Digital Realty Trust, Inc., REIT 27,441 5,213,790
Equinix, Inc., REIT 8,358 8,926,678
Extra Space Storage, Inc., REIT 17,927 2,587,045
Iron Mountain, Inc., REIT 24,963 3,201,505
Public Storage, REIT 13,429 4,078,253
SBA Communications Corp.,
Class
a
A, REIT 8,973 1,822,955
VICI Properties, Inc., Class
a
A,
REIT 90,408 2,551,314
Weyerhaeuser Co., REIT 60,999 1,495,086
40,664,189
Specialty Retail — 0.9%
AutoZone, Inc.* 1,437 4,217,868
Best Buy Co., Inc. 16,427 1,280,485
Carvana Co., Class
a
A* 59,896 4,372,408
Home Depot, Inc. (The) 84,247 26,718,093
Lowe's Cos., Inc. 47,480 10,177,813

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRA S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SSO
::
Investments
Shares Value
Common Stocks (a) (continued)
O'Reilly Automotive, Inc.* 71,313 $ 6,195,673
Ross Stores, Inc. 27,458 6,362,842
TJX Cos., Inc. (The) 93,892 14,529,787
Tractor Supply Co. 44,613 1,406,648
Ulta Beauty, Inc.* 3,722 1,893,940
Williams-Sonoma, Inc. 10,140 2,064,200
79,219,757
Technology Hardware, Storage & Peripherals — 5.5%
Apple, Inc. 1,242,344 387,685,869
Dell Technologies, Inc., Class
a
C 25,063 10,549,267
Hewlett Packard Enterprise Co. 112,417 4,838,428
HP, Inc. 77,641 2,099,413
NetApp, Inc. 16,832 2,933,649
Sandisk Corp.* 12,491 21,171,995
Seagate Technology Holdings
plc 18,531 16,303,574
Super Micro Computer, Inc.* 42,546 1,960,945
Western Digital Corp. 28,619 15,202,699
462,745,839
Textiles, Apparel & Luxury Goods — 0.1%
Deckers Outdoor Corp.* 12,029 1,369,502
Lululemon Athletica, Inc.* 8,991 1,179,439
NIKE, Inc., Class
a
B 100,759 4,658,089
Ralph Lauren Corp., Class
a
A 3,295 1,199,050
Tapestry, Inc. 17,144 2,493,766
10,899,846
Tobacco — 0.4%
Altria Group, Inc. 142,052 9,883,978
Philip Morris International, Inc. 131,740 23,368,041
33,252,019
Trading Companies & Distributors — 0.2%
Fastenal Co. 97,116 4,292,527
United Rentals, Inc. 5,318 5,294,973
WW Grainger, Inc. 3,679 4,540,769
14,128,269
Water Utilities — 0.0%(b)
American Water Works Co., Inc. 16,449 2,027,668
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc. 40,112 7,522,203
Total Common Stocks
(Cost $5,268,835,125)
5,494,672,009
Exchange Traded Funds (a) — 15 .6%
ProShares GENIUS Money
Market ETF, 3.53%(d)(e)
(Cost $1,300,700,000) 13,000,000 1,301,560,000
Investments
Shares Value
Securities Lending Reinvestments (f) — 0 .0% (b)
Investment Companies — 0 .0% (b)
Invesco Government & Agency Portfolio,
Institutional Class 3.55% (g)
(Cost $1,197,295) 1,197,295 $ 1,197,295
Principal
Amount
Short-Term Investments — 5 .5%
Repurchase Agreements (h) — 1 .5%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $126,908,153
(Cost $126,870,099) $ 126,870,099
126,870,099
U.S. Treasury Obligations (a) — 4 .0%
U.S. Treasury Bills (i)
3.62%, 6/4/2026 185,000,000 184,943,806
3.61%, 6/9/2026 75,000,000 74,939,625
3.65%, 6/25/2026 50,000,000 49,879,184
3.63%, 7/7/2026 25,000,000 24,909,475
Total U.S. Treasury Obligations
(Cost $334,673,917) 334,672,090
Total Short-Term Investments
(Cost $461,544,016) 461,542,189
Total Investments — 86.7%
(Cost $7,032,276,436) 7,258,971,493
Other assets less liabilities — 13.3% 1,118,302,188
Net Assets — 100.0% $ 8,377,273,681
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,376,493,489.
(b) Represents less than 0.05% of net assets.
(c) The security or a portion of this security is on loan at May 31,
2026. The total value of securities on loan at May 31, 2026 was
$1,252,059, collateralized in the form of cash with a value of
$1,197,295 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments and $68,241 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.25%, and maturity dates ranging from June
4, 2026 – February 15, 2056. The total value of collateral is
$1,265,536.
(d) Affiliated company as defined under the Investment Company
Act of 1940.
(e) Represents 7-day effective yield as of May 31, 2026.
(f) The security was purchased with cash collateral held from securities on loan at May 31, 2026. The total value of securities purchased was $1,197,295.
(g) Rate shown is the 7-day yield as of May 31, 2026.
(h) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(i) The rate shown was the current yield as of May 31, 2026.

See accompanying notes to the financial statements.
ULTRA S&P500
®
:: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SSO
::
Abbreviations
REIT Real Estate Investment Trust
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,691,281,089
Aggregate gross unrealized depreciation (390,322,067)
Net unrealized appreciation $ 1,300,959,022
Federal income tax cost $ 7,055,748,777
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
May 31, 2026
($)
Shares held
at May 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF — 1,300,700,000 – – 860,000 1,301,560,000 13,000,000 11,068,392
Futures Contracts Purchased
Ultra S&P500
®
had the following open long futures contracts as of May 31, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
S&P 500
®
E-Mini Index 3,084 6/18/2026 U.S. Dollar $ 1,171,264,650 $ 127,626,251
Swap Agreements
a
Ultra S&P500
®
had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
809,338,166 3/8/2027
Bank of
America NA 4.62% S&P 500
®
156,013,881 (156,013,881) — —
776,137,504 4/6/2027
Barclays Bank
PLC 4.57% S&P 500
®
59,618,036 (59,334,266) (283,770) —
932,915,884 3/9/2027 BNP Paribas 4.52% S&P 500
®
57,785,751 (56,264,779) — 1,520,972
936,751,395 3/8/2027 Citibank NA 4.60% S&P 500
®
156,384,968 (156,384,968) — —
877,573,866 11/4/2027
Goldman Sachs
International 4.47% S&P 500
®
64,728,595
2,912,142,032 3/8/2027
Goldman Sachs
International 4.42%
SPDR
®
S&P 500
®
ETF Trust 196,334,107
3,789,715,898 261,062,702 (260,194,561) — 868,141
726,207,648 11/9/2027
J.P. Morgan
Securities, LLC 4.37% S&P 500
®
78,933,223 (78,933,223) — —
382,133,565 1/12/2027
Morgan
Stanley & Co.
International plc 4.47% S&P 500
®
51,752,911 (51,569,118) — 183,793
720,204,241 11/4/2027
Societe
Generale 4.62% S&P 500
®
69,571,189 (69,571,189) — —
975,432,441 4/6/2027 UBS AG 4.54% S&P 500
®
78,024,646 (77,005,841) — 1,018,805
41,083,925 3/3/2028
Wells Fargo
Bank, N.A. 4.22% S&P 500
®
962,748 (585,033) (300,000) 77,715
10,089,920,667 970,110,055
Total Unrealized
Appreciation
970,110,055
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRA S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SSO
::
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRA S&P 500 EQUAL WEIGHT :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URSP
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 39 .3%
Aerospace & Defense — 0.8%
Axon Enterprise, Inc.* 43 $ 19,295
Boeing Co. (The)* 105 24,271
General Dynamics Corp. 63 21,850
General Electric Co. 69 22,340
Howmet Aerospace, Inc. 89 22,984
Huntington Ingalls Industries,
Inc. 54 16,641
L3Harris Technologies, Inc. 62 19,541
Lockheed Martin Corp. 35 18,566
Northrop Grumman Corp. 31 17,474
RTX Corp. 108 19,403
Textron, Inc. 240 22,022
TransDigm Group, Inc. 18 22,650
247,037
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. 128 22,867
Expeditors International of
Washington, Inc. 159 25,120
FedEx Corp. 62 25,529
United Parcel Service, Inc.,
Class
a
B 222 23,685
97,201
Automobile Components — 0.1%
Aptiv plc* 367 24,934
Automobiles — 0.3%
Ford Motor Co. 1,852 32,299
General Motors Co. 300 24,972
Tesla, Inc.* 55 23,968
81,239
Banks — 1.0%
Bank of America Corp. 462 23,839
Citigroup, Inc. 205 25,809
Citizens Financial Group, Inc. 383 23,846
Fifth Third Bancorp 498 24,865
Huntington Bancshares, Inc. 1,434 23,460
JPMorgan Chase & Co. 78 23,346
KeyCorp 1,141 24,338
M&T Bank Corp. 110 23,772
PNC Financial Services Group,
Inc. (The) 109 24,102
Regions Financial Corp. 856 23,968
Truist Financial Corp. 491 23,671
US Bancorp 429 23,531
Wells Fargo & Co. 292 22,642
311,189
Beverages — 0.5%
Brown-Forman Corp., Class
a
B 926 23,817
Coca-Cola Co. (The) 289 22,834
Constellation Brands, Inc.,
Class
a
A 150 20,823
Keurig Dr Pepper, Inc. 811 24,354
Molson Coors Beverage Co.,
Class
a
B 499 19,725
Investments
Shares Value
Common Stocks (continued)
Monster Beverage Corp.* 289 $ 25,455
PepsiCo, Inc. 140 20,187
157,195
Biotechnology — 0.5%
AbbVie, Inc. 99 21,554
Amgen, Inc. 59 19,871
Biogen, Inc.* 118 23,128
Gilead Sciences, Inc. 154 20,702
Incyte Corp.* 237 22,927
Moderna, Inc.* 401 18,923
Regeneron Pharmaceuticals,
Inc. 29 17,829
Vertex Pharmaceuticals, Inc.* 46 20,587
165,521
Broadline Retail — 0.2%
Amazon.com, Inc.* 105 28,417
eBay, Inc. 245 26,771
55,188
Building Products — 0.6%
A O Smith Corp. 329 18,661
Allegion plc 153 19,901
Builders FirstSource, Inc.* 246 18,760
Carrier Global Corp. 382 24,398
Johnson Controls International
plc 166 22,254
Lennox International, Inc. 44 22,095
Masco Corp. 359 25,220
Trane Technologies plc 52 23,467
174,756
Capital Markets — 2.1%
Ameriprise Financial, Inc. 50 22,285
Ares Management Corp.,
Class
a
A 217 27,884
Bank of New York Mellon Corp.
(The) 191 26,631
Blackrock, Inc. 24 25,125
Blackstone, Inc. 209 24,447
Cboe Global Markets, Inc. 79 26,351
Charles Schwab Corp. (The) 242 21,139
CME Group, Inc. 74 20,242
Coinbase Global, Inc., Class
a
A* 113 21,360
FactSet Research Systems, Inc. 109 26,756
Franklin Resources, Inc. 898 27,856
Goldman Sachs Group, Inc.
(The) 27 27,690
Interactive Brokers Group, Inc.,
Class
a
A 328 28,526
Intercontinental Exchange, Inc. 143 21,143
Invesco Ltd. 936 26,639
KKR & Co., Inc. 257 24,657
Moody's Corp. 50 22,663
Morgan Stanley 139 28,912
MSCI, Inc., Class
a
A 41 25,887
Nasdaq, Inc. 262 24,240
Northern Trust Corp. 159 26,307
Raymond James Financial, Inc. 151 21,655

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRA S&P 500 EQUAL WEIGHT
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URSP
::
Investments
Shares Value
Common Stocks (continued)
Robinhood Markets, Inc.,
Class
a
A* 285 $ 26,875
S&P Global, Inc. 52 22,048
State Street Corp. 178 27,704
T. Rowe Price Group, Inc. 251 26,237
651,259
Chemicals — 1.0%
Air Products and Chemicals,
Inc. 81 22,568
Albemarle Corp. 133 23,464
CF Industries Holdings, Inc. 187 21,010
Corteva, Inc. 285 22,310
Dow, Inc. 653 22,039
DuPont de Nemours, Inc. 488 23,629
Ecolab, Inc. 81 20,736
International Flavors &
Fragrances, Inc. 326 24,792
Linde plc 47 23,391
LyondellBasell Industries NV,
Class
a
A 333 22,194
Mosaic Co. (The) 769 18,379
PPG Industries, Inc. 215 24,291
Sherwin-Williams Co. (The) 69 20,965
289,768
Commercial Services & Supplies — 0.4%
Cintas Corp. 113 19,352
Copart, Inc.* 632 20,711
Republic Services, Inc., Class
a
A 100 20,044
Rollins, Inc. 400 19,040
Veralto Corp. 245 20,146
Waste Management, Inc. 95 20,089
119,382
Communications Equipment — 0.6%
Arista Networks, Inc.* 162 25,834
Ciena Corp.* 66 38,295
Cisco Systems, Inc. 287 34,561
F5, Inc.* 77 29,526
Lumentum Holdings, Inc.* 33 28,214
Motorola Solutions, Inc. 48 19,357
175,787
Construction & Engineering — 0.3%
Comfort Systems USA, Inc. 16 29,251
EMCOR Group, Inc. 31 25,632
Quanta Services, Inc. 40 28,469
83,352
Construction Materials — 0.2%
CRH plc 216 23,499
Martin Marietta Materials, Inc. 38 22,102
Vulcan Materials Co. 84 23,765
69,366
Consumer Finance — 0.2%
American Express Co. 73 23,102
Capital One Financial Corp. 123 23,116
Investments
Shares Value
Common Stocks (continued)
Synchrony Financial 344 $ 24,575
70,793
Consumer Staples Distribution & Retail — 0.6%
Casey's General Stores, Inc. 30 23,014
Costco Wholesale Corp. 23 21,995
Dollar General Corp. 155 17,145
Dollar Tree, Inc.* 198 23,055
Kroger Co. (The) 311 19,329
Sysco Corp. 265 20,090
Target Corp. 189 24,016
Walmart, Inc. 182 21,066
169,710
Containers & Packaging — 0.4%
Amcor plc 528 20,497
Avery Dennison Corp. 128 20,361
Ball Corp. 365 19,954
International Paper Co. 580 19,413
Packaging Corp. of America 101 22,110
Smurfit Westrock plc 531 21,851
124,186
Distributors — 0.1%
Genuine Parts Co. 205 20,234
Pool Corp. 106 19,228
39,462
Diversified Telecommunication Services — 0.2%
AT&T, Inc. 826 20,485
Comcast Corp., Class
a
A 734 18,254
Verizon Communications, Inc. 443 21,180
59,919
Electric Utilities — 1.2%
Alliant Energy Corp. 317 22,700
American Electric Power Co.,
Inc. 171 21,661
Constellation Energy Corp. 75 21,581
Duke Energy Corp. 172 21,110
Edison International 314 21,961
Entergy Corp. 216 23,555
Evergy, Inc. 277 22,725
Eversource Energy 303 20,686
Exelon Corp. 459 20,949
FirstEnergy Corp. 443 20,551
NextEra Energy, Inc. 245 21,317
NRG Energy, Inc. 151 20,246
PG&E Corp. 1,236 20,196
Pinnacle West Capital Corp. 223 22,242
PPL Corp. 596 21,092
Southern Co. (The) 233 21,448
Xcel Energy, Inc. 277 22,022
366,042
Electrical Equipment — 0.7%
AMETEK, Inc. 100 22,585
Eaton Corp. plc 63 25,238
Emerson Electric Co. 161 23,155

See accompanying notes to the financial statements.
ULTRA S&P 500 EQUAL WEIGHT :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URSP
::
Investments
Shares Value
Common Stocks (continued)
GE Vernova, Inc. 26 $ 25,176
Generac Holdings, Inc.* 105 29,180
Hubbell, Inc., Class
a
B 47 22,260
Rockwell Automation, Inc. 60 27,064
Vertiv Holdings Co., Class
a
A 84 26,520
201,178
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class
a
A 167 24,843
CDW Corp. 189 23,710
Coherent Corp.* 89 32,171
Corning, Inc. 170 30,797
Jabil, Inc. 88 32,081
Keysight Technologies, Inc.* 79 26,728
TE Connectivity plc 109 23,262
Teledyne Technologies, Inc.* 34 21,074
Zebra Technologies Corp.,
Class
a
A* 105 25,581
240,247
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class
a
A 380 24,275
Halliburton Co. 624 24,242
SLB Ltd. 466 25,420
73,937
Entertainment — 0.5%
Electronic Arts, Inc. 112 22,593
Live Nation Entertainment, Inc.* 135 22,735
Netflix, Inc.* 236 20,301
Take-Two Interactive Software,
Inc.* 106 23,761
TKO Group Holdings, Inc.,
Class
a
A 111 22,775
Walt Disney Co. (The) 222 22,606
Warner Bros Discovery, Inc.* 806 21,770
156,541
Financial Services — 0.8%
Apollo Global Management, Inc. 211 27,158
Berkshire Hathaway, Inc.,
Class
a
B* 45 21,352
Block, Inc., Class
a
A* 347 26,275
Corpay, Inc.* 68 24,602
Fidelity National Information
Services, Inc. 447 19,217
Fiserv, Inc.* 383 21,662
Global Payments, Inc. 308 23,257
Jack Henry & Associates, Inc. 134 18,267
Mastercard, Inc., Class
a
A 44 21,735
PayPal Holdings, Inc. 492 22,017
Visa, Inc., Class
a
A 73 23,824
249,366
Food Products — 0.8%
Archer-Daniels-Midland Co. 317 25,290
Bunge Global SA 183 22,564
Campbell's Co. (The)(a) 978 20,646
Conagra Brands, Inc. 1,321 17,543
General Mills, Inc. 552 18,663
Investments
Shares Value
Common Stocks (continued)
Hershey Co. (The) 103 $ 19,985
Hormel Foods Corp. 974 22,626
J M Smucker Co. (The) 208 21,466
Kraft Heinz Co. (The) 969 23,266
McCormick & Co., Inc.
(Non-Voting) 374 17,716
Mondelez International, Inc.,
Class
a
A 405 24,774
Tyson Foods, Inc., Class
a
A 375 22,882
257,421
Gas Utilities — 0.1%
Atmos Energy Corp. 122 20,634
Ground Transportation — 0.5%
CSX Corp. 556 25,164
JB Hunt Transport Services,
Inc. 107 29,578
Norfolk Southern Corp. 75 22,872
Old Dominion Freight Line, Inc. 119 26,793
Uber Technologies, Inc.* 299 21,050
Union Pacific Corp. 89 23,375
148,832
Health Care Equipment & Supplies — 1.2%
Abbott Laboratories 203 17,377
Align Technology, Inc.* 128 22,394
Baxter International, Inc. 1,243 23,344
Becton Dickinson & Co. 137 20,155
Boston Scientific Corp.* 322 15,556
Cooper Cos., Inc. (The)* 304 18,608
Dexcom, Inc.* 338 24,924
Edwards Lifesciences Corp.* 264 22,828
GE HealthCare Technologies,
Inc. 309 19,263
IDEXX Laboratories, Inc.* 37 20,851
Insulet Corp.* 94 13,624
Intuitive Surgical, Inc.* 46 19,533
Medtronic plc 252 18,600
ResMed, Inc. 93 17,723
Solventum Corp.* 332 24,883
STERIS plc 101 21,486
Stryker Corp. 65 19,831
Zimmer Biomet Holdings, Inc. 239 19,677
360,657
Health Care Providers & Services — 1.2%
Cardinal Health, Inc. 104 20,467
Cencora, Inc. 64 17,239
Centene Corp.* 625 37,250
Cigna Group (The) 86 23,856
CVS Health Corp. 296 26,930
DaVita, Inc.* 145 28,182
Elevance Health, Inc. 77 30,276
HCA Healthcare, Inc. 42 15,899
Henry Schein, Inc.* 293 22,438
Humana, Inc. 131 40,010
Labcorp Holdings, Inc. 83 21,585
McKesson Corp. 24 17,819
Quest Diagnostics, Inc. 112 21,829

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRA S&P 500 EQUAL WEIGHT
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URSP
::
Investments
Shares Value
Common Stocks (continued)
UnitedHealth Group, Inc. 79 $ 30,044
Universal Health Services, Inc.,
Class
a
B 120 17,533
371,357
Health Care REITs — 0.3%
Alexandria Real Estate Equities,
Inc., REIT 447 22,207
Healthpeak Properties, Inc.,
REIT 1,314 25,163
Ventas, Inc., REIT 261 22,034
Welltower, Inc., REIT 109 22,381
91,785
Health Care Technology — 0.1%
Veeva Systems, Inc., Class
a
A* 139 24,233
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.,
REIT 1,169 26,864
Hotels, Restaurants & Leisure — 1.3%
Airbnb, Inc., Class
a
A* 168 22,396
Booking Holdings, Inc. 130 21,766
Carnival Corp. Ltd. 864 24,244
Chipotle Mexican Grill, Inc.,
Class
a
A* 663 21,123
Darden Restaurants, Inc. 110 22,430
Domino's Pizza, Inc. 57 17,703
DoorDash, Inc., Class
a
A* 132 21,026
Expedia Group, Inc. 97 21,902
Hilton Worldwide Holdings, Inc. 76 24,902
Las Vegas Sands Corp. 409 20,683
Marriott International, Inc.,
Class
a
A 69 25,917
McDonald's Corp. 69 19,265
MGM Resorts International* 618 26,988
Norwegian Cruise Line Holdings
Ltd.* 1,097 20,119
Royal Caribbean Cruises Ltd. 78 22,201
Starbucks Corp. 221 21,914
Wynn Resorts Ltd. 224 22,673
Yum! Brands, Inc. 143 21,157
398,409
Household Durables — 0.3%
DR Horton, Inc. 157 23,093
Garmin Ltd. 95 22,223
Lennar Corp., Class
a
A 232 20,829
NVR, Inc.* 3 18,314
PulteGroup, Inc. 182 21,509
105,968
Household Products — 0.3%
Church & Dwight Co., Inc. 225 21,517
Clorox Co. (The) 200 18,004
Colgate-Palmolive Co. 250 22,532
Kimberly-Clark Corp. 224 21,862
Procter & Gamble Co. (The) 146 20,960
104,875
Investments
Shares Value
Common Stocks (continued)
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 1,576 $ 23,120
Vistra Corp. 141 22,592
45,712
Industrial Conglomerates — 0.1%
3M Co. 145 22,204
Honeywell International, Inc. 94 22,359
44,563
Industrial REITs — 0.1%
Prologis, Inc., REIT 167 23,959
Insurance — 1.7%
Aflac, Inc. 205 23,046
Allstate Corp. (The) 109 22,464
American International Group,
Inc. 288 21,378
Aon plc, Class
a
A 71 22,440
Arch Capital Group Ltd.* 237 21,174
Arthur J Gallagher & Co. 107 21,519
Assurant, Inc. 103 25,634
Brown & Brown, Inc. 328 18,450
Chubb Ltd. 69 21,509
Cincinnati Financial Corp. 137 21,567
Erie Indemnity Co., Class
a
A 92 19,602
Everest Group Ltd. 70 22,682
Globe Life, Inc. 159 24,365
Hartford Insurance Group, Inc.
(The) 166 21,104
Loews Corp. 206 21,331
Marsh & McLennan Cos., Inc. 129 20,636
MetLife, Inc. 321 26,544
Principal Financial Group, Inc. 254 26,319
Progressive Corp. (The) 111 21,134
Prudential Financial, Inc. 236 23,751
Travelers Cos., Inc. (The) 75 21,892
W R Berkley Corp. 330 20,968
Willis Towers Watson plc 77 19,225
508,734
Interactive Media & Services — 0.2%
Alphabet, Inc., Class
a
A 40 15,214
Alphabet, Inc., Class
a
C 32 12,046
Meta Platforms, Inc., Class
a
A 34 21,505
48,765
IT Services — 0.6%
Accenture plc, Class
a
A 111 20,765
Akamai Technologies, Inc.* 211 31,553
Cognizant Technology Solutions
Corp., Class
a
A 359 20,016
EPAM Systems, Inc.* 158 16,189
Gartner, Inc.* 140 22,708
GoDaddy, Inc., Class
a
A* 259 22,230
International Business
Machines Corp. 90 26,802

See accompanying notes to the financial statements.
ULTRA S&P 500 EQUAL WEIGHT :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URSP
::
Investments
Shares Value
Common Stocks (continued)
VeriSign, Inc. 95 $ 27,111
187,374
Leisure Products — 0.1%
Hasbro, Inc. 238 20,508
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc. 194 26,293
Bio-Techne Corp. 418 21,602
Charles River Laboratories
International, Inc.* 133 24,034
Danaher Corp. 115 21,007
IQVIA Holdings, Inc.* 131 23,870
Mettler-Toledo International,
Inc.* 18 21,250
Revvity, Inc. 250 26,138
Thermo Fisher Scientific, Inc. 45 22,163
Waters Corp.* 75 28,768
West Pharmaceutical Services,
Inc. 94 30,344
245,469
Machinery — 1.2%
Caterpillar, Inc. 32 28,028
Cummins, Inc. 40 25,865
Deere & Co. 38 20,603
Dover Corp. 107 22,616
Fortive Corp. 398 23,211
IDEX Corp. 115 24,245
Illinois Tool Works, Inc. 83 20,524
Ingersoll Rand, Inc. 263 18,841
Nordson Corp. 82 23,561
Otis Worldwide Corp. 265 18,773
PACCAR, Inc. 190 20,970
Parker-Hannifin Corp. 24 20,271
Pentair plc 247 17,497
Snap-on, Inc. 61 22,644
Stanley Black & Decker, Inc. 304 24,144
Westinghouse Air Brake
Technologies Corp. 91 23,766
Xylem, Inc. 183 20,046
375,605
Media — 0.5%
Charter Communications, Inc.,
Class
a
A* 100 14,405
EchoStar Corp., Class
a
A* 200 25,838
Fox Corp., Class
a
A 236 15,085
Fox Corp., Class
a
B 167 9,584
News Corp., Class
a
A 674 17,592
News Corp., Class
a
B 222 6,620
Omnicom Group, Inc. 280 20,359
Paramount Skydance Corp.,
Class
a
B(a) 2,256 23,936
Trade Desk, Inc. (The), Class
a
A* 822 17,722
151,141
Metals & Mining — 0.4%
Freeport-McMoRan, Inc. 364 23,919
Newmont Corp. 193 21,193
Investments
Shares Value
Common Stocks (continued)
Nucor Corp. 131 $ 32,750
Steel Dynamics, Inc. 122 31,738
109,600
Multi-Utilities — 0.7%
Ameren Corp. 205 22,134
CenterPoint Energy, Inc. 522 22,060
CMS Energy Corp. 296 21,481
Consolidated Edison, Inc. 201 21,231
Dominion Energy, Inc. 361 24,165
DTE Energy Co. 153 21,859
NiSource, Inc. 485 22,417
Public Service Enterprise
Group, Inc. 272 21,393
Sempra 242 21,569
WEC Energy Group, Inc. 198 21,988
220,297
Office REITs — 0.1%
BXP, Inc., REIT 430 25,804
Oil, Gas & Consumable Fuels — 1.3%
APA Corp. 680 24,772
Chevron Corp. 117 21,348
ConocoPhillips 192 21,884
Devon Energy Corp. 494 21,978
Diamondback Energy, Inc. 127 24,318
EOG Resources, Inc. 169 22,541
EQT Corp. 351 19,280
Expand Energy Corp. 207 19,247
Exxon Mobil Corp. 148 21,499
Kinder Morgan, Inc. 678 21,072
Marathon Petroleum Corp. 99 24,628
Occidental Petroleum Corp. 404 22,879
ONEOK, Inc. 262 21,992
Phillips 66 132 23,216
Targa Resources Corp. 95 24,232
Texas Pacific Land Corp. 43 16,899
Valero Energy Corp. 97 23,748
Williams Cos., Inc. (The) 301 21,488
397,021
Passenger Airlines — 0.3%
Delta Air Lines, Inc. 379 31,260
Southwest Airlines Co. 536 23,021
United Airlines Holdings, Inc.* 247 28,356
82,637
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 245 21,793
Kenvue, Inc. 1,271 21,963
43,756
Pharmaceuticals — 0.5%
Bristol-Myers Squibb Co. 374 21,385
Eli Lilly & Co. 22 24,310
Johnson & Johnson 92 20,731
Merck & Co., Inc. 193 22,913

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRA S&P 500 EQUAL WEIGHT
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URSP
::
Investments
Shares Value
Common Stocks (continued)
Pfizer, Inc. 822 $ 21,520
Viatris, Inc. 1,605 26,097
Zoetis, Inc., Class
a
A 187 14,528
151,484
Professional Services — 0.5%
Automatic Data Processing, Inc. 105 23,293
Broadridge Financial Solutions,
Inc. 122 18,754
Equifax, Inc. 117 19,398
Jacobs Solutions, Inc. 169 20,256
Leidos Holdings, Inc. 129 16,486
Paychex, Inc. 239 23,178
Verisk Analytics, Inc., Class
a
A 110 19,249
140,614
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class
a
A* 169 21,132
CoStar Group, Inc.* 495 15,939
37,071
Residential REITs — 0.6%
AvalonBay Communities, Inc.,
REIT 131 23,909
Camden Property Trust, REIT 220 23,443
Equity Residential, REIT 373 24,413
Essex Property Trust, Inc., REIT 90 24,538
Invitation Homes, Inc., REIT 890 26,032
Mid-America Apartment
Communities, Inc., REIT 175 22,587
UDR, Inc., REIT 622 22,952
167,874
Retail REITs — 0.4%
Federal Realty Investment Trust,
REIT 210 25,122
Kimco Realty Corp., REIT 968 23,310
Realty Income Corp., REIT 347 21,264
Regency Centers Corp., REIT 289 22,354
Simon Property Group, Inc.,
REIT 118 24,179
116,229
Semiconductors & Semiconductor Equipment — 2.3%
Advanced Micro Devices, Inc.* 109 56,255
Analog Devices, Inc. 70 28,970
Applied Materials, Inc. 64 28,804
Broadcom, Inc. 66 29,487
First Solar, Inc.* 112 34,360
Intel Corp.* 467 53,556
KLA Corp. 15 28,826
Lam Research Corp. 102 32,454
Microchip Technology, Inc. 341 32,276
Micron Technology, Inc. 54 52,434
Monolithic Power Systems, Inc. 21 32,890
NVIDIA Corp. 121 25,548
NXP Semiconductors NV 112 35,991
ON Semiconductor Corp.* 379 45,715
Qnity Electronics, Inc. 193 30,108
QUALCOMM, Inc. 167 41,920
Investments
Shares Value
Common Stocks (continued)
Skyworks Solutions, Inc. 405 $ 31,529
Teradyne, Inc. 74 27,699
Texas Instruments, Inc. 113 34,542
683,364
Software — 1.9%
Adobe, Inc.* 82 21,255
AppLovin Corp., Class
a
A* 49 30,041
Autodesk, Inc.* 89 20,586
Cadence Design Systems, Inc.* 76 28,495
Crowdstrike Holdings, Inc.,
Class
a
A* 51 37,281
Datadog, Inc., Class
a
A* 176 43,534
Fair Isaac Corp.* 19 23,761
Fortinet, Inc.* 269 37,114
Gen Digital, Inc. 1,056 27,234
Intuit, Inc. 51 16,908
Microsoft Corp. 55 24,763
Oracle Corp. 137 30,932
Palantir Technologies, Inc.,
Class
a
A* 148 23,168
Palo Alto Networks, Inc.* 136 38,310
PTC, Inc.* 141 19,561
Roper Technologies, Inc. 64 20,834
Salesforce, Inc. 116 22,168
ServiceNow, Inc.* 194 24,128
Synopsys, Inc.* 52 24,732
Trimble, Inc.* 332 18,728
Tyler Technologies, Inc.* 64 20,042
Workday, Inc., Class
a
A* 163 23,829
577,404
Specialized REITs — 0.8%
American Tower Corp., REIT 123 22,996
Crown Castle, Inc., REIT 256 23,424
Digital Realty Trust, Inc., REIT 124 23,560
Equinix, Inc., REIT 23 24,565
Extra Space Storage, Inc., REIT 158 22,801
Iron Mountain, Inc., REIT 208 26,676
Public Storage, REIT 75 22,777
SBA Communications Corp.,
Class
a
A, REIT 119 24,176
VICI Properties, Inc., Class
a
A,
REIT 789 22,266
Weyerhaeuser Co., REIT 965 23,652
236,893
Specialty Retail — 0.8%
AutoZone, Inc.* 6 17,611
Best Buy Co., Inc. 355 27,672
Carvana Co., Class
a
A* 362 26,426
Home Depot, Inc. (The) 64 20,297
Lowe's Cos., Inc. 91 19,507
O'Reilly Automotive, Inc.* 238 20,677
Ross Stores, Inc. 105 24,332
TJX Cos., Inc. (The) 142 21,975
Tractor Supply Co. 453 14,283
Ulta Beauty, Inc.* 34 17,301
Williams-Sonoma, Inc. 121 24,632
234,713

See accompanying notes to the financial statements.
ULTRA S&P 500 EQUAL WEIGHT :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URSP
::
Investments
Shares Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals — 1.3%
Apple, Inc. 86 $ 26,837
Dell Technologies, Inc., Class
a
C 152 63,978
Hewlett Packard Enterprise Co. 1,047 45,063
HP, Inc. 1,215 32,854
NetApp, Inc. 230 40,087
Sandisk Corp.* 34 57,629
Seagate Technology Holdings
plc 58 51,028
Super Micro Computer, Inc.* 705 32,494
Western Digital Corp. 83 44,090
394,060
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.* 218 24,819
Lululemon Athletica, Inc.* 138 18,103
NIKE, Inc., Class
a
B 403 18,631
Ralph Lauren Corp., Class
a
A 66 24,017
Tapestry, Inc. 154 22,401
107,971
Tobacco — 0.2%
Altria Group, Inc. 338 23,518
Philip Morris International, Inc. 134 23,769
47,287
Trading Companies & Distributors — 0.2%
Fastenal Co. 481 21,260
United Rentals, Inc. 29 28,874
WW Grainger, Inc. 20 24,685
74,819
Water Utilities — 0.1%
American Water Works Co., Inc. 167 20,586
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc. 105 19,691
Total Common Stocks
(Cost $11,824,282)
11,906,595
Securities Lending Reinvestments (b) — 0 .1%
Investment Companies — 0 .1%
Invesco Government & Agency Portfolio,
Institutional Class 3.55% (c)
(Cost $18,040) 18,040 18,040
Investments
Principal
Amount Value
Short-Term Investments — 32 .7%
Repurchase Agreements (d) — 32 .7%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $9,915,332
(Cost $9,912,358) $ 9,912,358
$ 9,912,358
Total Investments — 72.1%
(Cost $21,754,680) 21,836,993
Other assets less liabilities — 27.9% 8,446,803
Net Assets — 100.0% $ 30,283,796
* Non-income producing security.
(a) The security or a portion of this security is on loan at May 31,
2026. The total value of securities on loan at May 31, 2026
was $38,375, collateralized in the form of cash with a value of $18,040 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments and $21,282 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.25%, and maturity dates ranging from June
18, 2026 – February 15, 2056. The total value of collateral is
$39,322.
(b) The security was purchased with cash collateral held from securities on loan at May 31, 2026. The total value of securities purchased was $18,040.
(c) Rate shown is the 7-day yield as of May 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 5,639,385
Aggregate gross unrealized depreciation (1,166,334)
Net unrealized appreciation $ 4,473,051
Federal income tax cost $ 21,789,923

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRA S&P 500 EQUAL WEIGHT
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URSP
::
Swap Agreements
a
Ultra S&P 500 Equal Weight had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
13,035,066 1/12/2027
Bank of
America NA 4.82%
S&P 500 Equal
Weighted Index 2,857,619 (2,799,052) — 58,567
18,877,206 3/8/2027
Barclays Bank
PLC 4.60%
S&P 500 Equal
Weighted Index 765,067 (307,482) — 457,585
15,964,578 3/8/2027
Societe
Generale 4.52%
S&P 500 Equal
Weighted Index 803,295 — (770,000) 33,295
47,876,850 4,425,981
Total Unrealized
Appreciation
4,425,981
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRA SEMICONDUCTORS :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

USD
::
See accompanying notes to the financial statements.
Investments
Shares Value
Exchange Traded Funds (a) — 28 .0%
ProShares GENIUS Money
Market ETF, 3.53%(b)(c)
(Cost $850,437,450) 8,500,000 $ 851,020,000
Common Stocks (a) — 26 .7%
Semiconductors & Semiconductor Equipment — 26.7%
Advanced Micro Devices, Inc.* 107,766 55,618,033
Allegro MicroSystems, Inc.* 8,205 392,773
Amkor Technology, Inc. 7,521 523,161
Analog Devices, Inc. 32,300 13,367,355
Applied Materials, Inc. 52,461 23,610,598
Astera Labs, Inc.* 8,772 3,007,480
Broadcom, Inc. 313,483 140,054,800
Cerebras Systems, Inc.,
Class
a
A(d) 1,987 470,899
Cirrus Logic, Inc.* 3,372 573,071
Credo Technology Group
Holding Ltd.* 10,504 2,479,259
Enphase Energy, Inc.* 8,645 590,972
Entegris, Inc. 10,049 1,394,701
GLOBALFOUNDRIES, Inc.* 6,983 558,430
Intel Corp.* 310,350 35,590,938
KLA Corp. 8,659 16,640,087
Lam Research Corp. 82,643 26,295,350
Lattice Semiconductor Corp.* 9,041 1,329,750
MACOM Technology Solutions
Holdings, Inc.* 4,266 1,555,554
Marvell Technology, Inc. 57,628 11,813,740
Microchip Technology, Inc. 35,772 3,385,820
Micron Technology, Inc. 74,397 72,239,487
MKS, Inc. 4,444 1,441,011
Monolithic Power Systems, Inc. 3,219 5,041,630
NVIDIA Corp. 1,606,190 339,130,957
NXP Semiconductors NV 16,637 5,346,300
ON Semiconductor Corp.* 26,040 3,140,945
Onto Innovation, Inc.* 3,282 847,544
Qnity Electronics, Inc. 13,843 2,159,508
Qorvo, Inc.* 5,574 577,243
QUALCOMM, Inc. 70,523 17,702,683
Rambus, Inc.* 7,112 1,034,512
Silicon Laboratories, Inc.* 2,175 473,280
Skyworks Solutions, Inc. 9,940 773,829
Teradyne, Inc. 10,347 3,872,986
Texas Instruments, Inc. 59,986 18,336,520
Universal Display Corp. 2,918 268,806
Total Common Stocks
(Cost $608,857,998)
811,640,012
Securities Lending Reinvestments (e) — 0 .0% (f)
Investment Companies — 0 .0% (f)
Invesco Government & Agency Portfolio,
Institutional Class 3.55% (g)
(Cost $399,713) 399,713 399,713
Investments
Principal
Amount Value
Short-Term Investments — 8 .4%
Repurchase Agreements (h) — 1 .2%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $35,166,148
(Cost $35,155,604) $ 35,155,604
$ 35,155,604
U.S. Treasury Obligations (a) — 7 .2%
U.S. Treasury Bills (i)
3.63%, 6/2/2026 50,000,000 49,995,054
3.63%, 6/23/2026 20,000,000 19,955,646
3.63%, 7/7/2026 25,000,000 24,909,475
3.62%, 7/30/2026 125,000,000 124,256,422
Total U.S. Treasury Obligations
(Cost $219,125,946) 219,116,597
Total Short-Term Investments
(Cost $254,281,550) 254,272,201
Total Investments — 63.1%
(Cost $1,713,976,711) 1,917,331,926
Other assets less liabilities — 36.9% 1,123,622,153
Net Assets — 100.0% $ 3,040,954,079
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $622,507,252.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of May 31, 2026.
(d) The security or a portion of this security is on loan at May 31,
2026. The total value of securities on loan at May 31, 2026
was $382,739, collateralized in the form of cash with a value of $399,713 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(e) The security was purchased with cash collateral held from securities on loan at May 31, 2026. The total value of securities purchased was $399,713.
(f) Represents less than 0.05% of net assets.
(g) Rate shown is the 7-day yield as of May 31, 2026.
(h) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(i) The rate shown was the current yield as of May 31, 2026.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,328,002,719
Aggregate gross unrealized depreciation (1,588,548)
Net unrealized appreciation $ 1,326,414,171
Federal income tax cost $ 1,716,653,562

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRA SEMICONDUCTORS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

USD
::
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Loss
($)
Change in
Unrealized
Appreciation
($)
Value at
May 31, 2026
($)
Shares held
at May 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF — 900,482,400 (50,033,969) (10,981) 582,550 851,020,000 8,500,000 6,652,519
Swap Agreements
a
Ultra Semiconductors had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
736,419,895 1/6/2028
Bank of
America NA 4.72%
Dow Jones U.S.
Semiconductors
SM
Index
f
226,651,621 (226,651,621) — —
242,335,998 11/15/2027
Barclays Bank
PLC 4.57%
Dow Jones U.S.
Semiconductors
SM
Index
f
1,527,538 (1,150,877) (19,530) 357,131
687,641,693 11/15/2027 BNP Paribas 4.52%
Dow Jones U.S.
Semiconductors
SM
Index
f
228,839,748 (228,839,748) — —
879,971,850 1/6/2028 Citibank NA 4.73%
Dow Jones U.S.
Semiconductors
SM
Index
f
187,590,041 (187,590,041) — —
673,032,785 3/15/2028
Goldman Sachs
International 4.47%
Dow Jones U.S.
Semiconductors
SM
Index
f
69,400,656 (69,400,656) — —
623,968,135 1/6/2028
J.P. Morgan
Securities, LLC 4.42%
Dow Jones U.S.
Semiconductors
SM
Index
f
103,275,857 (103,275,857) — —
462,492,646 1/6/2028
Morgan
Stanley & Co.
International plc 4.47%
Dow Jones U.S.
Semiconductors
SM
Index
f
56,140,809 (56,140,809) — —
203,378,911 1/6/2028
Societe
Generale 4.82%
Dow Jones U.S.
Semiconductors
SM
Index
f
49,399,380 (49,399,380) — —
789,331,148 1/6/2028 UBS AG 4.42%
Dow Jones U.S.
Semiconductors
SM
Index
f
202,910,157 (197,951,680) — 4,958,477
5,298,573,061 1,125,735,807
Total Unrealized
Appreciation
1,125,735,807
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA SMALLCAP600 :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SAA
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 75 .5%
Aerospace & Defense — 0.7%
AAR Corp.* 467 $ 52,594
Mercury Systems, Inc.* 632 70,594
National Presto Industries, Inc. 62 7,847
VSE Corp. 346 64,062
195,097
Air Freight & Logistics — 0.1%
Forward Air Corp.* 265 2,804
Hub Group, Inc., Class
a
A 725 30,116
32,920
Automobile Components — 1.2%
Adient plc* 937 21,420
Dana, Inc. 1,344 47,591
Dauch Corp.* 2,823 18,745
Dorman Products, Inc.* 332 41,141
Fox Factory Holding Corp.* 499 9,002
Gentherm, Inc.* 366 12,697
LCI Industries 290 31,616
Patrick Industries, Inc. 398 36,027
Phinia, Inc. 453 34,999
Standard Motor Products, Inc. 250 9,797
Versigent plc* 846 37,326
XPEL, Inc.*(a) 302 13,807
314,168
Automobiles — 0.0%(b)
Winnebago Industries, Inc. 338 10,035
Banks — 6.2%
Ameris Bancorp 769 64,834
Atlantic Union Bankshares
Corp. 1,697 63,841
Axos Financial, Inc.* 679 59,012
Banc of California, Inc. 1,606 30,867
BancFirst Corp. 248 27,352
Bancorp, Inc. (The)* 507 27,966
Bank of Hawaii Corp. 477 36,538
BankUnited, Inc. 887 41,148
Banner Corp. 408 26,520
Beacon Financial Corp. 1,004 29,206
Capitol Federal Financial, Inc. 1,428 11,096
Cathay General Bancorp 805 46,416
Central Pacific Financial Corp. 315 10,823
City Holding Co. 171 21,257
Community Financial System,
Inc. 631 40,157
Customers Bancorp, Inc.* 380 28,553
CVB Financial Corp. 1,997 40,659
Dime Community Bancshares,
Inc. 488 18,261
Eagle Bancorp, Inc. 330 9,006
FB Financial Corp. 483 25,449
First Bancorp 498 29,297
First Bancorp 1,862 44,651
First Commonwealth Financial
Corp. 1,227 23,239
First Financial Bancorp 1,239 38,112
Investments
Shares Value
Common Stocks (continued)
First Hawaiian, Inc. 1,468 $ 39,607
First Interstate BancSystem,
Inc., Class
a
A 1,052 37,451
Fulton Financial Corp. 2,287 49,605
Hanmi Financial Corp. 356 10,723
Heritage Financial Corp. 492 13,407
Hilltop Holdings, Inc. 500 18,860
Hope Bancorp, Inc. 1,533 19,224
Independent Bank Corp. 592 46,815
Lakeland Financial Corp. 303 18,371
National Bank Holdings Corp.,
Class
a
A 539 22,546
NBT Bancorp, Inc. 627 28,993
Northwest Bancshares, Inc. 1,747 24,720
OFG Bancorp 517 23,555
Park National Corp. 192 32,940
Pathward Financial, Inc. 260 21,382
Preferred Bank 136 13,032
Provident Financial Services,
Inc. 1,563 34,683
Renasant Corp. 1,132 46,095
S&T Bancorp, Inc. 447 20,155
Seacoast Banking Corp. of
Florida 1,159 35,129
ServisFirst Bancshares, Inc. 601 46,872
Simmons First National Corp.,
Class
a
A 1,732 37,151
Southside Bancshares, Inc. 335 10,975
Stellar Bancorp, Inc. 547 20,425
Tompkins Financial Corp. 151 13,009
Triumph Financial, Inc.* 271 19,309
TrustCo Bank Corp. 217 11,243
Trustmark Corp. 707 31,221
United Community Banks, Inc. 1,444 47,580
WaFd, Inc. 909 32,324
Westamerica Bancorp 296 16,425
WSFS Financial Corp. 640 45,728
1,683,815
Beverages — 0.2%
National Beverage Corp.* 280 10,357
Vita Coco Co., Inc. (The)* 525 39,443
49,800
Biotechnology — 2.3%
ACADIA Pharmaceuticals, Inc.* 1,498 32,447
ADMA Biologics, Inc.* 2,846 22,711
Alkermes plc* 1,976 83,367
Arcus Biosciences, Inc.* 1,015 25,720
Catalyst Pharmaceuticals, Inc.* 1,384 43,222
Krystal Biotech, Inc.* 308 95,181
Protagonist Therapeutics, Inc.* 705 70,190
PTC Therapeutics, Inc.* 961 70,970
Sarepta Therapeutics, Inc.* 1,253 22,391
TG Therapeutics, Inc.* 1,627 61,728
Veracyte, Inc.* 946 43,838
Vericel Corp.* 606 20,198
Vir Biotechnology, Inc.* 1,348 12,860
Xencor, Inc.* 853 10,134
614,957

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRA SMALLCAP600
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SAA
::
Investments
Shares Value
Common Stocks (continued)
Broadline Retail — 0.4%
Etsy, Inc.* 1,182 $ 80,282
Kohl's Corp. 1,342 19,271
99,553
Building Products — 1.7%
Apogee Enterprises, Inc. 257 9,871
Armstrong World Industries, Inc. 515 81,318
AZZ, Inc. 358 48,513
CSW Industrials, Inc. 197 54,563
Gibraltar Industries, Inc.* 355 13,721
Griffon Corp. 468 41,175
Hayward Holdings, Inc.* 2,387 33,681
Insteel Industries, Inc. 233 6,405
Masterbrand, Inc.* 2,407 20,892
Quanex Building Products
Corp. 549 10,217
Resideo Technologies, Inc.* 1,649 51,564
Zurn Elkay Water Solutions
Corp. 1,777 83,519
455,439
Capital Markets — 2.3%
Acadian Asset Management,
Inc. 315 22,778
Artisan Partners Asset
Management, Inc., Class
a
A 844 31,599
BGC Group, Inc., Class
a
A 4,345 45,405
Cohen & Steers, Inc. 329 22,964
Donnelley Financial Solutions,
Inc.* 318 12,622
MarketAxess Holdings, Inc. 452 58,778
Moelis & Co., Class
a
A 886 59,619
Piper Sandler Cos. 809 63,434
PJT Partners, Inc., Class
a
A 291 44,494
StepStone Group, Inc., Class
a
A 882 43,492
StoneX Group, Inc.* 838 94,987
Victory Capital Holdings, Inc.,
Class
a
A 569 48,109
Virtu Financial, Inc., Class
a
A 956 47,943
Virtus Investment Partners, Inc. 77 11,013
WisdomTree, Inc.(c) 1,375 26,194
633,431
Chemicals — 2.5%
Balchem Corp. 387 60,655
Celanese Corp., Class
a
A 1,311 69,653
Chemours Co. (The) 1,790 39,666
Eastman Chemical Co. 1,366 103,638
Element Solutions, Inc. 2,722 115,495
FMC Corp. 1,492 20,381
Hawkins, Inc. 250 38,693
HB Fuller Co. 649 41,588
Ingevity Corp.* 431 29,230
Innospec, Inc. 298 24,716
Koppers Holdings, Inc. 236 9,629
Minerals Technologies, Inc. 373 28,729
Quaker Chemical Corp. 164 23,539
Sensient Technologies Corp. 507 57,722
Investments
Shares Value
Common Stocks (continued)
Stepan Co. 257 $ 13,582
676,916
Commercial Services & Supplies — 1.6%
ABM Industries, Inc. 702 27,420
Brady Corp., Class
a
A 522 44,934
Casella Waste Systems, Inc.,
Class
a
A* 749 61,545
CoreCivic, Inc.* 1,196 25,212
Deluxe Corp. 538 13,068
GEO Group, Inc. (The)* 1,636 37,088
Healthcare Services Group,
Inc.* 843 17,366
HNI Corp. 831 25,919
Interface, Inc., Class
a
A 700 20,720
Liquidity Services, Inc.* 282 10,211
Millerknoll, Inc. 817 13,219
OPENLANE, Inc.* 1,271 48,425
Pitney Bowes, Inc. 1,772 28,529
UniFirst Corp. 173 45,918
Vestis Corp.* 1,340 17,313
436,887
Communications Equipment — 1.6%
Calix, Inc.* 720 28,620
Digi International, Inc.* 450 30,060
Extreme Networks, Inc.* 1,606 42,575
Harmonic, Inc.* 1,342 20,278
NetScout Systems, Inc.* 821 34,170
Viasat, Inc.* 1,625 131,007
Viavi Solutions, Inc.* 2,767 134,366
421,076
Construction & Engineering — 2.1%
Arcosa, Inc. 586 74,275
Argan, Inc. 168 112,059
Everus Construction Group,
Inc.* 610 90,750
Granite Construction, Inc. 520 71,157
MYR Group, Inc.* 185 86,036
Primoris Services Corp. 646 81,254
WillScot Holdings Corp. 2,178 56,040
571,571
Consumer Finance — 0.8%
Bread Financial Holdings, Inc. 528 47,029
Dave, Inc.* 132 37,298
Encore Capital Group, Inc.* 268 21,421
Enova International, Inc.* 297 47,969
EZCORP, Inc., Class
a
A* 703 21,962
Navient Corp. 790 6,762
PRA Group, Inc.* 466 7,111
PROG Holdings, Inc. 473 17,392
World Acceptance Corp.* 33 5,448
212,392
Consumer Staples Distribution & Retail — 0.6%
Andersons, Inc. (The) 402 28,377
Chefs' Warehouse, Inc. (The)* 435 33,295

See accompanying notes to the financial statements.
ULTRA SMALLCAP600 :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SAA
::
Investments
Shares Value
Common Stocks (continued)
Grocery Outlet Holding Corp.* 1,173 $ 9,982
PriceSmart, Inc. 303 51,507
United Natural Foods, Inc.* 729 37,434
160,595
Containers & Packaging — 0.1%
O-I Glass, Inc.* 1,821 15,934
Distributors — 0.3%
LKQ Corp. 3,064 83,096
Diversified Consumer Services — 1.5%
ADT, Inc. 6,979 46,829
Bright Horizons Family
Solutions, Inc.* 674 42,206
Covista, Inc.* 412 48,534
Frontdoor, Inc.* 862 53,504
Laureate Education, Inc.* 1,604 51,312
Matthews International Corp.,
Class
a
A 372 9,873
OneSpaWorld Holdings Ltd. 1,220 28,975
Perdoceo Education Corp. 723 23,411
Strategic Education, Inc. 279 21,413
Stride, Inc.* 503 46,467
Universal Technical Institute,
Inc.* 605 22,633
395,157
Diversified REITs — 0.6%
American Assets Trust, Inc.,
REIT 566 13,188
Broadstone Net Lease, Inc.,
REIT 2,257 45,659
Essential Properties Realty
Trust, Inc., REIT 2,512 76,817
Global Net Lease, Inc., REIT 2,357 22,085
157,749
Diversified Telecommunication Services — 0.9%
Cogent Communications
Holdings, Inc. 567 10,070
Iridium Communications, Inc. 1,256 65,036
Lumen Technologies, Inc.* 11,290 124,077
Shenandoah
Telecommunications Co. 545 8,693
Uniti Group, Inc. 2,144 24,055
231,931
Electric Utilities — 0.4%
Hawaiian Electric Industries,
Inc.* 2,065 27,465
MGE Energy, Inc. 438 33,069
Otter Tail Corp. 502 43,503
104,037
Electrical Equipment — 0.5%
Powell Industries, Inc. 339 96,418
Sunrun, Inc.* 2,776 46,415
142,833
Investments
Shares Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components — 3.1%
Arlo Technologies, Inc.* 1,267 $ 16,902
Badger Meter, Inc. 353 43,737
Benchmark Electronics, Inc. 428 36,149
CTS Corp. 348 22,345
ePlus, Inc. 311 25,530
Insight Enterprises, Inc.* 371 39,467
Itron, Inc.* 549 45,281
Knowles Corp.* 1,016 38,008
Mirion Technologies, Inc.,
Class
a
A* 2,927 53,505
Napco Security Technologies,
Inc. 428 16,063
OSI Systems, Inc.* 185 40,099
PC Connection, Inc. 136 9,464
Plexus Corp.* 320 85,875
Ralliant Corp. 1,349 83,463
Rogers Corp.* 200 28,304
Sanmina Corp.* 652 169,344
ScanSource, Inc.* 236 10,920
Vishay Intertechnology, Inc. 1,477 76,878
841,334
Energy Equipment & Services — 2.1%
Archrock, Inc. 2,098 70,262
Atlas Energy Solutions, Inc.,
Class
a
A(c) 919 15,338
Bristow Group, Inc., Class
a
A 302 12,575
Cactus, Inc., Class
a
A 825 47,883
Core Laboratories, Inc. 556 7,601
Helix Energy Solutions Group,
Inc.* 1,636 15,297
Helmerich & Payne, Inc. 1,194 45,551
Innovex International, Inc.* 461 12,313
Kodiak Gas Services, Inc. 1,118 74,738
Liberty Energy, Inc., Class
a
A 1,939 56,735
Noble Corp. plc 1,505 69,952
Oceaneering International, Inc.* 1,193 45,608
Patterson-UTI Energy, Inc. 4,131 46,309
RPC, Inc. 1,062 7,031
Tidewater, Inc.* 552 40,567
567,760
Entertainment — 0.6%
Cinemark Holdings, Inc. 1,236 34,608
Madison Square Garden Sports
Corp.* 216 80,847
Sphere Entertainment Co.* 319 44,175
159,630
Financial Services — 1.7%
Enact Holdings, Inc. 347 14,501
EVERTEC, Inc. 766 18,744
HA Sustainable Infrastructure
Capital, Inc. 1,526 62,566
Jackson Financial, Inc., Class
a
A 846 87,231
Merchants Bancorp 352 16,593
NCR Atleos Corp.* 885 39,471
NMI Holdings, Inc., Class
a
A* 911 32,705

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRA SMALLCAP600
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SAA
::
Investments
Shares Value
Common Stocks (continued)
Payoneer Global, Inc.* 3,454 $ 17,961
Radian Group, Inc. 1,622 55,391
Remitly Global, Inc.* 2,042 40,881
Sezzle, Inc.* 205 24,221
Walker & Dunlop, Inc. 408 20,478
Western Union Co. (The) 3,802 30,910
461,653
Food Products — 0.8%
Cal-Maine Foods, Inc. 536 40,050
Flowers Foods, Inc. 2,540 19,406
Fresh Del Monte Produce, Inc. 395 12,695
Freshpet, Inc.* 584 30,134
J & J Snack Foods Corp. 181 13,778
John B Sanfilippo & Son, Inc. 108 8,090
Lamb Weston Holdings, Inc. 1,662 71,765
Simply Good Foods Co. (The)* 1,018 11,727
Tootsie Roll Industries, Inc. 243 9,164
Vital Farms, Inc.* 444 4,445
221,254
Gas Utilities — 0.4%
Chesapeake Utilities Corp. 283 34,899
MDU Resources Group, Inc. 2,445 51,541
Northwest Natural Holding Co. 498 24,148
110,588
Ground Transportation — 0.9%
ArcBest Corp. 268 36,633
Heartland Express, Inc. 546 8,185
Hertz Global Holdings, Inc.(c) 1,490 8,046
Lyft, Inc., Class
a
A* 4,762 67,192
Marten Transport Ltd. 693 11,947
RXO, Inc.* 1,964 50,239
Schneider National, Inc.,
Class
a
B 597 21,098
Werner Enterprises, Inc. 716 29,721
233,061
Health Care Equipment & Supplies — 1.9%
Artivion, Inc.* 505 11,206
Avanos Medical, Inc.* 556 13,789
CONMED Corp. 371 13,245
Embecta Corp. 708 2,393
Enovis Corp.* 685 15,536
Glaukos Corp.* 688 71,105
ICU Medical, Inc.* 297 40,211
Inspire Medical Systems, Inc.* 310 12,822
Integer Holdings Corp.* 420 37,540
Integra LifeSciences Holdings
Corp.* 800 12,832
LeMaitre Vascular, Inc. 249 23,568
Merit Medical Systems, Inc.* 709 44,709
Neogen Corp.* 2,602 23,340
Omnicell, Inc.* 537 23,703
QuidelOrtho Corp.* 811 10,559
STAAR Surgical Co.* 595 17,784
Tandem Diabetes Care, Inc.* 811 13,949
Teleflex, Inc. 529 68,050
TransMedics Group, Inc.* 409 27,485
Investments
Shares Value
Common Stocks (continued)
UFP Technologies, Inc.* 93 $ 20,469
504,295
Health Care Providers & Services — 2.2%
Acadia Healthcare Co., Inc.* 1,104 25,613
AdaptHealth Corp., Class
a
A* 1,284 13,007
Addus HomeCare Corp.* 219 20,078
Alignment Healthcare, Inc.* 1,916 29,353
AMN Healthcare Services, Inc.* 459 13,297
Astrana Health, Inc.* 515 19,374
BrightSpring Health Services,
Inc.* 1,586 97,824
Concentra Group Holdings
Parent, Inc. 1,427 35,489
CorVel Corp.* 372 22,971
LifeStance Health Group, Inc.* 2,712 20,909
Molina Healthcare, Inc.* 616 106,938
National HealthCare Corp. 149 27,479
NeoGenomics, Inc.* 1,546 16,264
Pediatrix Medical Group, Inc.* 1,006 21,669
Privia Health Group, Inc.* 1,384 29,770
Progyny, Inc.* 960 24,538
RadNet, Inc.* 835 46,368
Select Medical Holdings Corp. 1,318 21,747
US Physical Therapy, Inc. 181 11,631
604,319
Health Care REITs — 0.2%
LTC Properties, Inc., REIT 569 21,286
Medical Properties Trust, Inc.,
REIT(c) 5,901 30,154
Universal Health Realty Income
Trust, REIT 153 6,342
57,782
Health Care Technology — 0.2%
Certara, Inc.* 1,428 8,311
HealthStream, Inc. 285 7,117
Schrodinger, Inc.* 671 10,199
Waystar Holding Corp.* 1,374 27,356
52,983
Hotel & Resort REITs — 0.8%
Apple Hospitality REIT, Inc. 2,632 38,664
DiamondRock Hospitality Co.,
REIT 2,435 26,761
Pebblebrook Hotel Trust, REIT 1,359 20,725
Ryman Hospitality Properties,
Inc., REIT 755 86,923
Sunstone Hotel Investors, Inc.,
REIT 2,271 24,572
Xenia Hotels & Resorts, Inc.,
REIT 1,134 19,697
217,342
Hotels, Restaurants & Leisure — 1.8%
BJ's Restaurants, Inc.* 252 11,857
Brinker International, Inc.* 521 74,180
Caesars Entertainment, Inc.* 2,443 70,969
Cheesecake Factory, Inc. (The) 549 36,256

See accompanying notes to the financial statements.
ULTRA SMALLCAP600 :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SAA
::
Investments
Shares Value
Common Stocks (continued)
Cracker Barrel Old Country
Store, Inc. 268 $ 9,064
Life Time Group Holdings, Inc.* 1,820 60,206
Marriott Vacations Worldwide
Corp. 331 28,095
Monarch Casino & Resort, Inc. 146 17,558
Papa John's International, Inc. 391 13,376
Penn Entertainment, Inc.* 1,524 28,697
Pursuit Attractions and
Hospitality, Inc.* 257 11,506
Red Rock Resorts, Inc., Class
a
A 580 33,860
Sabre Corp.* 4,722 8,311
Shake Shack, Inc., Class
a
A* 482 30,997
Six Flags Entertainment Corp.* 1,215 25,527
United Parks & Resorts, Inc.(c) 326 13,082
Wendy's Co. (The)(c) 1,890 14,553
488,094
Household Durables — 1.7%
Cavco Industries, Inc.* 94 50,433
Century Communities, Inc. 303 16,004
Champion Homes, Inc.* 661 48,669
Dream Finders Homes, Inc.,
Class
a
A* 343 5,303
Ethan Allen Interiors, Inc. 278 5,732
Green Brick Partners, Inc.* 366 24,617
Installed Building Products, Inc. 271 56,905
La-Z-Boy, Inc. 493 18,527
Leggett & Platt, Inc. 1,618 16,617
LGI Homes, Inc.* 242 11,570
M/I Homes, Inc.* 311 40,934
Meritage Homes Corp. 799 52,127
Mohawk Industries, Inc.* 622 66,815
Newell Brands, Inc. 5,017 17,058
Sonos, Inc.* 1,445 22,802
454,113
Household Products — 0.3%
Central Garden & Pet Co.* 98 3,771
Central Garden & Pet Co.,
Class
a
A* 610 20,820
Energizer Holdings, Inc. 728 13,264
Reynolds Consumer Products,
Inc. 654 14,172
WD-40 Co. 162 32,395
84,422
Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy, Inc., Class
a
C 1,429 58,818
Industrial REITs — 0.5%
Innovative Industrial Properties,
Inc., REIT 335 19,427
LXP Industrial Trust, REIT 708 36,561
Terreno Realty Corp., REIT 1,247 81,915
137,903
Insurance — 1.5%
AMERISAFE, Inc. 227 6,957
Assured Guaranty Ltd. 517 38,367
Investments
Shares Value
Common Stocks (continued)
Employers Holdings, Inc. 269 $ 11,701
F&G Annuities & Life, Inc. 448 12,419
Genworth Financial, Inc.,
Class
a
A* 4,777 40,891
Goosehead Insurance, Inc.,
Class
a
A* 299 10,283
HCI Group, Inc. 128 19,721
Horace Mann Educators Corp. 487 22,270
Kemper Corp. 703 17,343
Lincoln National Corp. 2,023 71,392
Mercury General Corp. 318 31,173
Palomar Holdings, Inc.* 317 33,932
ProAssurance Corp.* 616 14,778
Safety Insurance Group, Inc. 178 12,490
SiriusPoint Ltd.* 1,245 26,581
Stewart Information Services
Corp. 362 23,523
Trupanion, Inc.* 406 8,859
United Fire Group, Inc. 262 11,614
414,294
Interactive Media & Services — 0.9%
Cargurus, Inc., Class
a
A* 972 29,024
IAC, Inc.* 779 34,970
Match Group, Inc. 2,825 102,067
QuinStreet, Inc.* 681 8,526
Shutterstock, Inc. 289 4,303
TripAdvisor, Inc.* 1,368 15,294
Yelp, Inc., Class
a
A* 700 15,960
Ziff Davis, Inc.* 473 21,318
ZoomInfo Technologies, Inc.,
Class
a
A* 3,214 10,703
242,165
IT Services — 0.1%
DXC Technology Co.* 2,025 20,067
Everforth, Inc.* 510 11,567
Grid Dynamics Holdings, Inc.* 789 5,681
37,315
Leisure Products — 0.3%
Acushnet Holdings Corp. 330 29,297
Callaway Golf Co.* 1,671 25,733
Peloton Interactive, Inc.,
Class
a
A* 4,889 31,290
86,320
Life Sciences Tools & Services — 0.2%
Azenta, Inc.* 491 11,234
BioLife Solutions, Inc.* 466 11,613
Cytek Biosciences, Inc.* 1,316 5,514
Fortrea Holdings, Inc.* 1,105 17,006
45,367
Machinery — 3.2%
Alamo Group, Inc. 129 19,442
Albany International Corp.,
Class
a
A 344 22,253
Astec Industries, Inc. 274 13,799

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRA SMALLCAP600
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SAA
::
Investments
Shares Value
Common Stocks (continued)
Atmus Filtration Technologies,
Inc. 980 $ 45,844
Enerpac Tool Group Corp.,
Class
a
A 632 21,166
Enpro, Inc. 251 77,054
ESCO Technologies, Inc. 309 90,197
Federal Signal Corp. 728 77,678
Franklin Electric Co., Inc. 458 45,058
Gates Industrial Corp. plc* 3,037 78,719
Greenbrier Cos., Inc. (The) 371 17,478
JBT Marel Corp. 622 83,591
Kadant, Inc. 141 45,004
Kennametal, Inc. 912 29,914
Lindsay Corp. 124 13,552
Mueller Water Products, Inc.,
Class
a
A 1,870 47,143
Proto Labs, Inc.* 283 21,440
Standex International Corp. 146 40,443
Tennant Co. 218 18,772
Trinity Industries, Inc. 960 31,142
Worthington Enterprises, Inc. 372 21,118
860,807
Marine Transportation — 0.2%
Matson, Inc. 372 67,444
Media — 0.5%
Cable One, Inc.* 54 2,838
DoubleVerify Holdings, Inc.* 1,598 15,501
John Wiley & Sons, Inc.,
Class
a
A 482 20,282
Scholastic Corp.(c) 274 11,097
Versant Media Group, Inc. 1,739 75,020
124,738
Metals & Mining — 0.9%
Alpha Metallurgical Resources,
Inc.* 129 25,667
Century Aluminum Co.* 638 42,089
Kaiser Aluminum Corp. 192 34,951
Materion Corp. 248 54,570
Metallus, Inc.* 429 8,430
Warrior Met Coal, Inc. 630 59,560
Worthington Steel, Inc. 388 16,370
241,637
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
Adamas Trust, Inc. 1,003 9,228
Apollo Commercial Real Estate
Finance, Inc. 1,568 17,185
Arbor Realty Trust, Inc.(c) 2,339 13,449
ARMOUR Residential REIT, Inc. 1,338 22,947
Blackstone Mortgage Trust,
Inc., Class
a
A 1,898 34,695
Ellington Financial, Inc. 1,490 20,219
Franklin BSP Realty Trust, Inc. 975 8,453
PennyMac Mortgage
Investment Trust 1,040 10,878
Redwood Trust, Inc. 1,488 8,065
Rithm Capital Corp. 6,652 61,997
Investments
Shares Value
Common Stocks (continued)
Two Harbors Investment Corp. 1,253 $ 15,450
222,566
Multi-Utilities — 0.2%
Avista Corp. 975 40,433
Unitil Corp. 217 10,857
51,290
Office REITs — 0.4%
Douglas Emmett, Inc., REIT 2,002 23,303
Easterly Government
Properties, Inc., Class
a
A, REIT 522 12,518
Highwoods Properties, Inc.,
REIT 1,317 34,374
JBG SMITH Properties, REIT 707 10,372
SL Green Realty Corp., REIT 851 38,635
119,202
Oil, Gas & Consumable Fuels — 2.0%
California Resources Corp. 940 55,733
Comstock Resources, Inc.* 947 12,623
Core Natural Resources, Inc. 614 54,302
Crescent Energy Co., Class
a
A 2,908 33,616
CVR Energy, Inc. 361 11,992
Dorian LPG Ltd. 439 17,657
International Seaways, Inc. 485 37,437
Kinetik Holdings, Inc., Class
a
A 544 24,997
Magnolia Oil & Gas Corp.,
Class
a
A 2,165 59,234
Northern Oil & Gas, Inc. 1,249 27,191
Par Pacific Holdings, Inc.* 602 33,808
Peabody Energy Corp. 1,455 39,358
REX American Resources
Corp.* 339 15,852
SM Energy Co. 2,708 83,163
Talos Energy, Inc.* 1,505 22,078
World Kinect Corp. 665 19,159
548,200
Paper & Forest Products — 0.1%
Sylvamo Corp. 396 15,551
Passenger Airlines — 0.3%
Allegiant Travel Co.* 260 23,819
JetBlue Airways Corp.* 3,543 19,380
SkyWest, Inc.* 480 41,112
84,311
Personal Care Products — 0.1%
Edgewell Personal Care Co. 559 9,794
Interparfums, Inc. 220 20,761
30,555
Pharmaceuticals — 1.6%
Amneal Pharmaceuticals, Inc.* 2,032 26,761
Amphastar Pharmaceuticals,
Inc.* 424 7,992
ANI Pharmaceuticals, Inc.* 216 16,958
Collegium Pharmaceutical, Inc.* 378 12,705

See accompanying notes to the financial statements.
ULTRA SMALLCAP600 :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SAA
::
Investments
Shares Value
Common Stocks (continued)
Corcept Therapeutics, Inc.* 1,119 $ 77,759
Harmony Biosciences Holdings,
Inc.* 476 15,037
Indivior Pharmaceuticals, Inc.* 1,495 53,850
Innoviva, Inc.* 848 18,164
Ligand Pharmaceuticals, Inc.* 236 54,743
Organon & Co. 3,111 41,501
Pacira BioSciences, Inc.* 492 11,424
Perrigo Co. plc 1,646 18,188
Phibro Animal Health Corp.,
Class
a
A 247 7,605
Prestige Consumer Healthcare,
Inc.* 567 26,950
Supernus Pharmaceuticals,
Inc.* 687 31,726
421,363
Professional Services — 1.0%
Amentum Holdings, Inc.* 1,839 42,720
Insperity, Inc. 430 14,822
Korn Ferry 626 43,807
Legalzoom.com, Inc.* 1,378 8,668
ManpowerGroup, Inc. 555 17,555
Paycom Software, Inc. 584 81,567
Robert Half, Inc. 1,189 35,004
Upwork, Inc.* 1,562 13,777
Verra Mobility Corp., Class
a
A* 1,908 8,605
266,525
Real Estate Management & Development — 0.3%
Cushman & Wakefield Ltd.* 2,771 34,471
eXp World Holdings, Inc. 1,082 5,323
Kennedy-Wilson Holdings, Inc. 1,435 15,799
Marcus & Millichap, Inc. 286 8,077
St Joe Co. (The) 477 30,352
94,022
Residential REITs — 0.1%
Centerspace, REIT 199 13,429
NexPoint Residential Trust, Inc.,
REIT 266 7,730
21,159
Retail REITs — 1.2%
Acadia Realty Trust, REIT 1,568 34,527
Curbline Properties Corp., REIT 1,159 33,762
Getty Realty Corp., REIT 658 21,405
Macerich Co. (The), REIT 3,291 74,113
Phillips Edison & Co., Inc., REIT 1,505 60,426
Saul Centers, Inc., REIT 150 5,199
Tanger, Inc., REIT 1,378 49,704
Urban Edge Properties, REIT 1,507 33,817
Whitestone REIT 537 10,246
323,199
Semiconductors & Semiconductor Equipment — 4.5%
ACM Research, Inc., Class
a
A* 638 55,225
Alpha & Omega Semiconductor
Ltd.* 297 13,469
Axcelis Technologies, Inc.* 369 55,501
Investments
Shares Value
Common Stocks (continued)
Cohu, Inc.* 559 $ 29,487
Diodes, Inc.* 550 57,926
Enphase Energy, Inc.* 1,567 107,120
FormFactor, Inc.* 927 115,495
Ichor Holdings Ltd.* 412 29,466
Impinj, Inc.* 322 48,622
Kulicke & Soffa Industries, Inc. 627 63,885
MaxLinear, Inc., Class
a
A* 972 90,328
PDF Solutions, Inc.* 439 21,437
Penguin Solutions, Inc.* 573 31,991
Photronics, Inc.* 708 22,904
Power Integrations, Inc. 664 55,776
Qorvo, Inc.* 1,009 104,492
Semtech Corp.* 1,108 169,014
SolarEdge Technologies, Inc.* 715 54,590
Ultra Clean Holdings, Inc.* 542 46,379
Veeco Instruments, Inc.* 720 41,501
1,214,608
Software — 2.4%
A10 Networks, Inc. 855 25,770
ACI Worldwide, Inc.* 1,235 53,932
Adeia, Inc. 1,311 35,030
Agilysys, Inc.* 305 26,401
Alarm.com Holdings, Inc.* 597 26,931
BlackLine, Inc.* 598 17,581
Box, Inc., Class
a
A* 1,715 46,236
Cleanspark, Inc.* 3,059 55,949
Clear Secure, Inc., Class
a
A 1,060 58,777
Life360, Inc.(c) 938 39,856
LiveRamp Holdings, Inc.* 756 28,395
MARA Holdings, Inc.(c) 4,525 65,069
N-able, Inc.* 891 3,297
NCR Voyix Corp.* 1,656 11,907
Progress Software Corp.* 505 16,579
Q2 Holdings, Inc.* 748 35,418
RingCentral, Inc., Class
a
A 909 39,369
Sprinklr, Inc., Class
a
A* 1,477 8,242
SPS Commerce, Inc.* 451 25,594
Teradata Corp.* 1,115 37,966
658,299
Specialized REITs — 0.6%
Four Corners Property Trust,
Inc., REIT 1,314 32,719
Millrose Properties, Inc., REIT 1,846 52,094
Outfront Media, Inc., REIT 1,740 56,098
Safehold, Inc., REIT 549 8,218
149,129
Specialty Retail — 2.2%
Academy Sports & Outdoors,
Inc. 797 42,082
Advance Auto Parts, Inc. 717 43,192
American Eagle Outfitters, Inc. 1,886 29,799
Asbury Automotive Group, Inc.* 233 43,736
Boot Barn Holdings, Inc.* 365 62,003
Buckle, Inc. (The) 361 16,559
CarMax, Inc.* 1,697 75,720
Group 1 Automotive, Inc. 142 44,920

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRA SMALLCAP600
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SAA
::
Investments
Shares Value
Common Stocks (continued)
MarineMax, Inc.* 232 $ 7,990
Monro, Inc. 360 5,922
National Vision Holdings, Inc.* 949 15,896
Sally Beauty Holdings, Inc.* 1,159 15,392
Signet Jewelers Ltd. 487 42,559
Sonic Automotive, Inc., Class
a
A 177 14,624
Upbound Group, Inc. 624 11,987
Urban Outfitters, Inc.* 642 46,641
Victoria's Secret & Co.* 961 52,855
Winmark Corp. 34 12,871
584,748
Technology Hardware, Storage & Peripherals — 0.1%
Corsair Gaming, Inc.* 560 6,798
Diebold Nixdorf, Inc.* 420 34,079
40,877
Textiles, Apparel & Luxury Goods — 0.6%
Carter's, Inc. 437 16,864
G-III Apparel Group Ltd. 442 14,290
Kontoor Brands, Inc. 612 43,923
Oxford Industries, Inc. 169 7,541
Steven Madden Ltd. 869 37,749
Under Armour, Inc., Class
a
A* 2,259 13,260
Under Armour, Inc., Class
a
C* 1,430 8,194
Wolverine World Wide, Inc. 980 17,199
159,020
Tobacco — 0.1%
Universal Corp. 299 15,509
Trading Companies & Distributors — 0.5%
Boise Cascade Co. 441 30,746
DNOW, Inc.* 2,221 28,407
DXP Enterprises, Inc.* 152 22,049
Rush Enterprises, Inc., Class
a
A 726 50,334
131,536
Water Utilities — 0.4%
American States Water Co. 462 35,699
California Water Service Group 712 32,111
H2O America 447 25,850
Middlesex Water Co. 220 11,557
105,217
Wireless Telecommunication Services — 0.2%
Gogo, Inc.* 928 4,241
Telephone and Data Systems,
Inc. 1,177 46,032
50,273
Total Common Stocks
(Cost $18,461,633)
20,381,986
Securities Lending Reinvestments (d) — 0 .2%
Investment Companies — 0 .2%
Invesco Government & Agency Portfolio,
Institutional Class 3.55% (e)
(Cost $63,757) 63,757 63,757
Investments
Principal
Amount Value
Short-Term Investments — 12 .1%
Repurchase Agreements (f) — 12 .1%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $3,268,607
(Cost $3,267,626) $ 3,267,626
$ 3,267,626
Total Investments — 87.8%
(Cost $21,793,016) 23,713,369
Other assets less liabilities — 12.2% 3,297,500
Net Assets — 100.0% $ 27,010,869
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) Represents less than 0.05% of net assets.
(c) The security or a portion of this security is on loan at May 31,
2026. The total value of securities on loan at May 31, 2026
was $205,197, collateralized in the form of cash with a value of $63,757 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments and $148,122 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.13% – 5.25%, and maturity dates ranging from July
15, 2026 – August 15, 2053. The total value of collateral is
$211,879.
(d) The security was purchased with cash collateral held from securities on loan at May 31, 2026. The total value of securities purchased was $63,757.
(e) Rate shown is the 7-day yield as of May 31, 2026.
(f) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 6,712,858
Aggregate gross unrealized depreciation (2,312,738)
Net unrealized appreciation $ 4,400,120
Federal income tax cost $ 21,844,768

See accompanying notes to the financial statements.
ULTRA SMALLCAP600 :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SAA
::
Swap Agreements
a
Ultra SmallCap600 had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
11,607,821 1/12/2027
Bank of
America NA 4.47% S&P SmallCap 600
®
1,305,861 (1,305,861) — —
5,966,463 11/4/2027 Citibank NA 4.17% S&P SmallCap 600
®
829,314 (829,314) — —
5,004,620 3/3/2028
Societe
Generale 4.62% S&P SmallCap 600
®
444,244 (273,126) — 171,118
11,062,046 11/6/2026 UBS AG 4.32% S&P SmallCap 600
®
(47,900) — 47,900 —
33,640,950 2,531,519
Total Unrealized
Appreciation
2,579,419
Total Unrealized
Depreciation
(47,900)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2026 :: ULTRA TECHNOLOGY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ROM
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 55 .4%
Communications Equipment — 3.0%
Arista Networks, Inc.* 48,186 $ 7,684,221
Ciena Corp.* 6,574 3,814,432
Cisco Systems, Inc. 184,342 22,198,464
F5, Inc.* 2,634 1,010,007
Lumentum Holdings, Inc.* 3,330 2,847,017
Motorola Solutions, Inc. 7,732 3,118,161
40,672,302
Electronic Equipment, Instruments & Components — 2.1%
Amphenol Corp., Class
a
A 57,355 8,532,130
CDW Corp. 6,069 761,356
Coherent Corp.* 8,738 3,158,525
Corning, Inc. 36,432 6,600,021
Jabil, Inc. 4,938 1,800,197
Keysight Technologies, Inc.* 7,997 2,705,625
TE Connectivity plc 13,693 2,922,223
Teledyne Technologies, Inc.* 2,184 1,353,709
Zebra Technologies Corp.,
Class
a
A* 2,306 561,811
28,395,597
IT Services — 1.7%
Accenture plc, Class
a
A 28,711 5,370,967
Akamai Technologies, Inc.* 6,709 1,003,264
Cognizant Technology Solutions
Corp., Class
a
A 22,323 1,244,619
EPAM Systems, Inc.* 2,580 264,347
Gartner, Inc.* 3,286 532,989
GoDaddy, Inc., Class
a
A* 6,311 541,673
International Business
Machines Corp. 43,618 12,989,440
VeriSign, Inc. 3,852 1,099,284
23,046,583
Semiconductors & Semiconductor Equipment — 26.1%
Advanced Micro Devices, Inc.* 76,063 39,256,114
Analog Devices, Inc. 22,794 9,433,297
Applied Materials, Inc. 37,040 16,670,222
Broadcom, Inc. 90,799 40,566,269
First Solar, Inc.* 5,013 1,537,938
Intel Corp.* 219,066 25,122,489
KLA Corp. 6,110 11,741,648
Lam Research Corp. 58,264 18,538,440
Microchip Technology, Inc. 25,255 2,390,386
Micron Technology, Inc. 52,503 50,980,413
Monolithic Power Systems, Inc. 2,265 3,547,466
NVIDIA Corp. 465,492 98,283,982
NXP Semiconductors NV 11,744 3,773,934
ON Semiconductor Corp.* 18,383 2,217,357
Qnity Electronics, Inc. 9,771 1,524,276
QUALCOMM, Inc. 49,785 12,497,031
Skyworks Solutions, Inc. 7,017 546,273
Teradyne, Inc. 7,305 2,734,335
Texas Instruments, Inc. 42,350 12,945,548
354,307,418
Investments
Shares Value
Common Stocks (a) (continued)
Software — 13.0%
Adobe, Inc.* 19,147 $ 4,963,094
AppLovin Corp., Class
a
A* 12,638 7,748,231
Autodesk, Inc.* 9,887 2,286,962
Cadence Design Systems, Inc.* 12,691 4,758,237
Crowdstrike Holdings, Inc.,
Class
a
A* 11,763 8,598,753
Datadog, Inc., Class
a
A* 15,300 3,784,455
Fair Isaac Corp.* 1,113 1,391,907
Fortinet, Inc.* 29,491 4,068,873
Gen Digital, Inc. 25,705 662,932
Intuit, Inc. 12,985 4,304,917
Microsoft Corp. 142,243 64,043,488
Oracle Corp. 79,106 17,860,553
Palantir Technologies, Inc.,
Class
a
A* 106,579 16,683,877
Palo Alto Networks, Inc.* 37,711 10,622,812
PTC, Inc.* 5,561 771,478
Roper Technologies, Inc. 4,985 1,622,767
Salesforce, Inc. 43,717 8,354,319
ServiceNow, Inc.* 48,809 6,070,375
Synopsys, Inc.* 8,933 4,248,713
Trimble, Inc.* 11,101 626,207
Tyler Technologies, Inc.* 2,007 628,492
Workday, Inc., Class
a
A* 9,933 1,452,105
175,553,547
Technology Hardware, Storage & Peripherals — 9.5%
Apple, Inc. 281,248 87,766,251
Dell Technologies, Inc., Class
a
C 13,862 5,834,654
Hewlett Packard Enterprise Co. 61,997 2,668,351
HP, Inc. 42,839 1,158,366
NetApp, Inc. 9,235 1,609,568
Sandisk Corp.* 6,901 11,697,057
Seagate Technology Holdings
plc 10,186 8,961,643
Super Micro Computer, Inc.* 23,474 1,081,917
Western Digital Corp. 15,815 8,401,086
129,178,893
Total Common Stocks
(Cost $458,475,252)
751,154,340
Exchange Traded Funds (a) — 2 .9%
ProShares GENIUS Money
Market ETF, 3.53%(b)(c)
(Cost $40,021,000) 400,000 40,048,000
Principal
Amount
Short-Term Investments — 6 .0%
Repurchase Agreements (d) — 0 .3%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $3,911,656
(Cost $3,910,482) $ 3,910,482
3,910,482

See accompanying notes to the financial statements.
ULTRA TECHNOLOGY :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ROM
::
Investments
Principal
Amount Value
U.S. Treasury Obligations (a) — 5 .7%
U.S. Treasury Bills (e)
3.62%, 6/4/2026 $ 52,000,000 $ 51,984,205
3.65%, 6/25/2026 10,000,000 9,975,837
3.64%, 7/9/2026 5,000,000 4,980,881
3.63%, 8/6/2026 10,000,000 9,933,738
Total U.S. Treasury Obligations
(Cost $76,875,206) 76,874,661
Total Short-Term Investments
(Cost $80,785,688) 80,785,143
Total Investments — 64.3%
(Cost $579,281,940) 871,987,483
Other assets less liabilities — 35.7% 484,953,966
Net Assets — 100.0% $ 1,356,941,449
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $166,799,282.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of May 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(e) The rate shown was the current yield as of May 31, 2026.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 802,563,176
Aggregate gross unrealized depreciation (31,653,376)
Net unrealized appreciation $ 770,909,800
Federal income tax cost $ 581,894,313
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
May 31, 2026
($)
Shares held
at May 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF — 40,021,000 – – 27,000 40,048,000 400,000 272,504

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRA TECHNOLOGY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ROM
::
Swap Agreements
a
Ultra Technology had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
175,095,533 4/15/2027
Bank of
America NA 4.75%
S&P Technology
Select Sector Index
f
71,912,026 (69,468,462) — 2,443,564
464,164,283 11/15/2027
Barclays Bank
PLC 4.52%
S&P Technology
Select Sector Index
f
99,243,301 (91,614,568) (166,403) 7,462,330
340,181,542 11/15/2027 BNP Paribas 4.52%
S&P Technology
Select Sector Index
f
88,090,149 (81,130,866) — 6,959,283
308,134,145 4/15/2027 Citibank NA 4.67%
S&P Technology
Select Sector Index
f
78,602,432 (74,449,467) — 4,152,965
24,391,245 11/15/2027
Goldman Sachs
International 4.37%
S&P Technology
Select Sector Index
f
(7,466,006) 7,466,006 — —
249,472,873 11/15/2027
J.P. Morgan
Securities, LLC 4.37%
S&P Technology
Select Sector Index
f
22,432,961 (18,986,001) — 3,446,960
224,570,192 3/8/2027
Societe
Generale 4.92%
S&P Technology
Select Sector Index
f
44,068,417 (43,540,849) — 527,568
177,421,988 4/15/2027 UBS AG 4.42%
S&P Technology
Select Sector Index
f
83,933,350 (80,642,377) — 3,290,973
1,963,431,801 480,816,630
Total Unrealized
Appreciation
488,282,636
Total Unrealized
Depreciation
(7,466,006)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA UTILITIES :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPW
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 73 .9%
Electric Utilities — 48.3%
Alliant Energy Corp. 2,673 $ 191,414
American Electric Power Co.,
Inc. 5,624 712,392
Constellation Energy Corp. 3,240 932,310
Duke Energy Corp. 8,086 992,395
Edison International 4,001 279,830
Entergy Corp. 4,704 512,971
Evergy, Inc. 2,394 196,404
Eversource Energy 3,901 266,321
Exelon Corp. 10,636 485,427
FirstEnergy Corp. 5,406 250,784
NextEra Energy, Inc. 21,655 1,884,201
NRG Energy, Inc. 2,208 296,049
PG&E Corp. 22,855 373,451
Pinnacle West Capital Corp. 1,245 124,176
PPL Corp. 7,692 272,220
Southern Co. (The) 11,450 1,053,973
Xcel Energy, Inc. 6,151 489,004
9,313,322
Gas Utilities — 1.5%
Atmos Energy Corp. 1,720 290,903
Independent Power and Renewable Electricity Producers — 3.3%
AES Corp. (The) 7,405 108,631
Vistra Corp. 3,312 530,682
639,313
Multi-Utilities — 19.5%
Ameren Corp. 2,874 310,306
CenterPoint Energy, Inc. 6,789 286,903
CMS Energy Corp. 3,186 231,208
Consolidated Edison, Inc. 3,753 396,429
Dominion Energy, Inc. 8,879 594,360
DTE Energy Co. 2,160 308,599
NiSource, Inc. 4,976 229,991
Public Service Enterprise
Group, Inc. 5,190 408,194
Sempra 6,787 604,926
WEC Energy Group, Inc. 3,384 375,793
3,746,709
Water Utilities — 1.3%
American Water Works Co., Inc. 2,029 250,115
Total Common Stocks
(Cost $14,046,107)
14,240,362
Investments
Principal
Amount Value
Short-Term Investments — 4 .3%
Repurchase Agreements (b) — 4 .3%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $828,890
(Cost $828,643) $ 828,643
$ 828,643
Total Investments — 78.2%
(Cost $14,874,750) 15,069,005
Other assets less liabilities — 21.8% 4,201,325
Net Assets — 100.0% $ 19,270,330
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,582,799.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 2,395,183
Aggregate gross unrealized depreciation (325,822)
Net unrealized appreciation $ 2,069,361
Federal income tax cost $ 14,884,657

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRA UTILITIES
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPW
::
Swap Agreements
a
Ultra Utilities had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
3,062,026 3/8/2027
Bank of
America NA 4.67%
S&P Utilities Select
Sector Index
f
444,020 (444,020) — —
8,744,033 11/16/2027 Citibank NA 4.52%
S&P Utilities Select
Sector Index
f
(147,430) — 147,430 —
3,244,044 3/8/2027
Goldman Sachs
International 4.37%
S&P Utilities Select
Sector Index
f
935,985 (935,985) — —
4,703,773 3/8/2027
Societe
Generale 4.67%
S&P Utilities Select
Sector Index
f
362,435 (316,835) — 45,600
4,375,603 3/8/2027 UBS AG 4.32%
S&P Utilities Select
Sector Index
f
290,003 (290,003) — —
24,129,479 1,885,013
Total Unrealized
Appreciation
2,032,443
Total Unrealized
Depreciation
(147,430)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRAPRO DOW30
~
SM
:: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UDOW
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 54 .2%
Aerospace & Defense — 1.5%
Boeing Co. (The)* 54,083 $ 12,501,285
Banks — 2.0%
JPMorgan Chase & Co. 54,098 16,192,072
Beverages — 0.5%
Coca-Cola Co. (The) 54,074 4,272,387
Biotechnology — 2.2%
Amgen, Inc. 54,107 18,222,697
Broadline Retail — 1.8%
Amazon.com, Inc.* 54,083 14,637,023
Capital Markets — 6.7%
Goldman Sachs Group, Inc.
(The) 54,107 55,489,975
Chemicals — 2.0%
Sherwin-Williams Co. (The) 54,107 16,439,871
Communications Equipment — 0.8%
Cisco Systems, Inc. 54,068 6,510,869
Consumer Finance — 2.1%
American Express Co. 54,107 17,123,242
Consumer Staples Distribution & Retail — 0.8%
Walmart, Inc. 54,065 6,258,024
Diversified Telecommunication Services — 0.3%
Verizon Communications, Inc. 54,083 2,585,708
Entertainment — 0.7%
Walt Disney Co. (The) 54,074 5,506,355
Financial Services — 2.1%
Visa, Inc., Class
a
A 54,108 17,658,687
Health Care Providers & Services — 2.5%
UnitedHealth Group, Inc. 54,107 20,577,433
Hotels, Restaurants & Leisure — 1.8%
McDonald's Corp. 54,108 15,106,954
Household Products — 0.9%
Procter & Gamble Co. (The) 54,080 7,763,725
Industrial Conglomerates — 2.6%
3M Co. 54,070 8,279,739
Honeywell International, Inc. 54,092 12,866,323
21,146,062
Insurance — 1.9%
Travelers Cos., Inc. (The) 54,090 15,788,330
Investments
Shares Value
Common Stocks (a) (continued)
IT Services — 1.9%
International Business
Machines Corp. 54,093 $ 16,108,895
Machinery — 5.7%
Caterpillar, Inc. 54,107 47,390,698
Oil, Gas & Consumable Fuels — 1.2%
Chevron Corp. 54,084 9,868,167
Pharmaceuticals — 2.2%
Johnson & Johnson 54,084 12,186,748
Merck & Co., Inc. 54,066 6,418,715
18,605,463
Semiconductors & Semiconductor Equipment — 1.4%
NVIDIA Corp. 54,075 11,417,396
Software — 4.2%
Microsoft Corp. 54,107 24,361,136
Salesforce, Inc. 54,110 10,340,421
34,701,557
Specialty Retail — 2.1%
Home Depot, Inc. (The) 54,107 17,159,494
Technology Hardware, Storage & Peripherals — 2.0%
Apple, Inc. 54,087 16,878,389
Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc., Class
a
B 54,066 2,499,471
Total Common Stocks
(Cost $473,566,133)
448,410,229
Exchange Traded Funds (a) — 18 .2%
ProShares GENIUS Money
Market ETF, 3.53%(b)(c)
(Cost $150,073,000) 1,500,000 150,180,000
Principal
Amount
Short-Term Investments — 14 .2%
Repurchase Agreements (d) — 5 .1%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $41,901,074
(Cost $41,888,510) $ 41,888,510
41,888,510

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRAPRO DOW30
~
SM
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UDOW
::
Investments
Principal
Amount Value
U.S. Treasury Obligations (a) — 9 .1%
U.S. Treasury Bills (e)
3.62%, 6/4/2026 $ 50,500,000 $ 50,484,660
3.65%, 6/25/2026 25,000,000 24,939,592
Total U.S. Treasury Obligations
(Cost $75,424,540) 75,424,252
Total Short-Term Investments
(Cost $117,313,050) 117,312,762
Total Investments — 86.6%
(Cost $740,952,183) 715,902,991
Other assets less liabilities — 13.4% 110,556,345
Net Assets — 100.0% $ 826,459,336
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $119,266,272.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of May 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(e) The rate shown was the current yield as of May 31, 2026.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 125,480,372
Aggregate gross unrealized depreciation (43,538,841)
Net unrealized appreciation $ 81,941,531
Federal income tax cost $ 744,544,138
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
May 31, 2026
($)
Shares held
at May 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF — 150,073,000 – – 107,000 150,180,000 1,500,000 1,199,024
Futures Contracts Purchased
UltraPro Dow30
SM
had the following open long futures contracts as of May 31, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
DJIA CBOT E-Mini Index 364 6/18/2026 U.S. Dollar $ 92,960,139 $ 6,073,125

See accompanying notes to the financial statements.
ULTRAPRO DOW30
~
SM
:: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UDOW
::
Swap Agreements
a
UltraPro Dow30
SM
had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
340,590,638 3/8/2027
Bank of
America NA 4.72%
Dow Jones Industrial
Average
SM
14,221,571 (12,052,189) — 2,169,382
450,973,849 11/4/2027
Barclays Bank
PLC 4.57%
Dow Jones Industrial
Average
SM
22,008,018 (19,501,714) — 2,506,304
313,288,272 4/6/2027 BNP Paribas 4.52%
Dow Jones Industrial
Average
SM
26,711,228 (24,678,508) — 2,032,720
330,843,438 1/12/2027 Citibank NA 4.57%
Dow Jones Industrial
Average
SM
9,834,630 (7,792,524) — 2,042,106
277,463,485 3/8/2027
Societe
Generale 4.67%
Dow Jones Industrial
Average
SM
14,313,113 (13,375,069) — 938,044
225,053,149 4/6/2027 UBS AG 4.42%
Dow Jones Industrial
Average
SM
17,420,993 (15,973,078) — 1,447,915
1,938,212,831 104,509,553
Total Unrealized
Appreciation
104,509,553
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2026 :: ULTRAPRO MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UMDD
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 52 .9%
Aerospace & Defense — 2.3%
AeroVironment, Inc.* 154 $ 31,915
ATI, Inc.* 656 114,905
BWX Technologies, Inc. 441 86,383
Carpenter Technology Corp. 240 112,555
Curtiss-Wright Corp. 178 133,074
Hexcel Corp. 366 32,863
Kratos Defense & Security
Solutions, Inc.* 891 57,140
Moog, Inc., Class
a
A 137 49,316
StandardAero, Inc.* 915 26,206
Woodward, Inc. 288 100,809
745,166
Air Freight & Logistics — 0.1%
GXO Logistics, Inc.* 553 27,711
Automobile Components — 0.6%
Autoliv, Inc. 332 42,204
BorgWarner, Inc. 998 71,676
Gentex Corp. 1,057 25,537
Goodyear Tire & Rubber Co.
(The)* 1,378 8,406
Lear Corp. 245 35,065
Visteon Corp. 132 15,614
198,502
Automobiles — 0.1%
Harley-Davidson, Inc. 570 13,783
Thor Industries, Inc. 255 20,165
33,948
Banks — 3.1%
Associated Banc-Corp. 789 21,942
Bank OZK 501 24,243
Columbia Banking System, Inc. 1,426 42,267
Commerce Bancshares, Inc. 661 34,517
Cullen/Frost Bankers, Inc. 305 41,334
East West Bancorp, Inc. 664 81,367
First Financial Bankshares, Inc. 629 20,556
First Horizon Corp. 2,340 56,698
Flagstar Bank NA 1,445 20,317
FNB Corp. 1,724 30,135
Glacier Bancorp, Inc. 621 29,529
Hancock Whitney Corp. 397 27,044
Home BancShares, Inc. 883 23,629
International Bancshares Corp. 261 18,834
Old National Bancorp 1,673 40,169
Pinnacle Financial Partners, Inc. 726 70,959
Prosperity Bancshares, Inc. 488 33,652
Southstate Bank Corp. 478 45,290
Texas Capital Bancshares, Inc.* 213 21,191
UMB Financial Corp. 345 45,285
United Bankshares, Inc. 673 29,215
Valley National Bancorp 2,311 31,822
Webster Financial Corp. 778 56,576
Western Alliance Bancorp 495 39,427
Wintrust Financial Corp. 323 48,524
Investments
Shares Value
Common Stocks (continued)
Zions Bancorp NA 713 $ 44,527
979,049
Beverages — 0.2%
Boston Beer Co., Inc. (The),
Class
a
A* 37 6,559
Celsius Holdings, Inc.* 772 25,685
Coca-Cola Consolidated, Inc. 273 47,300
79,544
Biotechnology — 1.6%
Arrowhead Pharmaceuticals,
Inc.* 676 52,667
BioMarin Pharmaceutical, Inc.* 927 53,108
Cytokinetics, Inc.* 638 48,973
Exelixis, Inc.* 1,253 63,252
Halozyme Therapeutics, Inc.* 567 37,728
Neurocrine Biosciences, Inc.* 484 76,617
Roivant Sciences Ltd.* 2,176 65,258
United Therapeutics Corp.* 208 115,819
513,422
Broadline Retail — 0.2%
Macy's, Inc. 1,283 27,918
Ollie's Bargain Outlet Holdings,
Inc.* 296 24,163
52,081
Building Products — 1.0%
AAON, Inc. 327 45,845
Advanced Drainage Systems,
Inc. 346 48,149
Carlisle Cos., Inc. 197 67,928
Fortune Brands Innovations,
Inc. 579 22,546
Owens Corning 397 49,951
Simpson Manufacturing Co.,
Inc. 200 37,948
Trex Co., Inc.* 518 21,445
UFP Industries, Inc. 281 22,761
316,573
Capital Markets — 1.3%
Affiliated Managers Group, Inc. 136 41,188
Carlyle Group, Inc. (The) 1,252 56,878
Evercore, Inc., Class
a
A 187 63,741
Federated Hermes, Inc.,
Class
a
B 357 20,013
Hamilton Lane, Inc., Class
a
A 197 17,165
Houlihan Lokey, Inc., Class
a
A 262 37,115
Janus Henderson Group plc 595 30,768
Jefferies Financial Group, Inc. 798 42,071
Morningstar, Inc. 111 20,204
SEI Investments Co. 448 39,370
Stifel Financial Corp. 736 51,630
420,143
Chemicals — 0.9%
Ashland, Inc. 221 12,796
Avient Corp. 442 15,656

See accompanying notes to the financial statements.
ULTRAPRO MIDCAP400 :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UMDD
::
Investments
Shares Value
Common Stocks (continued)
Axalta Coating Systems Ltd.* 1,030 $ 31,693
Cabot Corp. 252 22,052
NewMarket Corp. 38 29,396
Olin Corp. 548 14,177
RPM International, Inc. 618 65,489
Scotts Miracle-Gro Co. (The) 216 12,744
Solstice Advanced Materials,
Inc. 766 64,520
Westlake Corp. 161 13,980
282,503
Commercial Services & Supplies — 0.8%
Brink's Co. (The) 200 20,804
Clean Harbors, Inc.* 242 68,009
MSA Safety, Inc. 176 29,181
RB Global, Inc.(a) 896 95,290
Tetra Tech, Inc. 1,259 34,610
247,894
Construction & Engineering — 1.6%
AECOM 624 43,287
API Group Corp.* 1,852 75,932
Dycom Industries, Inc.* 145 73,950
Fluor Corp.* 778 35,601
MasTec, Inc.* 296 111,998
Sterling Infrastructure, Inc.* 148 127,404
Valmont Industries, Inc. 95 49,382
517,554
Construction Materials — 0.2%
Eagle Materials, Inc. 152 33,620
Knife River Corp.* 273 21,433
55,053
Consumer Finance — 0.4%
Ally Financial, Inc. 1,355 58,008
FirstCash Holdings, Inc. 187 41,123
SLM Corp. 961 21,257
120,388
Consumer Staples Distribution & Retail — 1.0%
Albertsons Cos., Inc., Class
a
A 1,786 27,880
BJ's Wholesale Club Holdings,
Inc.* 631 53,812
Maplebear, Inc.* 887 35,303
Performance Food Group Co.* 758 74,428
Sprouts Farmers Market, Inc.* 470 38,831
US Foods Holding Corp.* 1,064 87,088
317,342
Containers & Packaging — 0.5%
AptarGroup, Inc. 311 36,030
Crown Holdings, Inc. 541 51,438
Graphic Packaging Holding Co. 1,424 16,034
Greif, Inc., Class
a
A 119 7,536
Silgan Holdings, Inc. 423 15,888
Sonoco Products Co. 476 23,172
150,098
Investments
Shares Value
Common Stocks (continued)
Diversified Consumer Services — 0.4%
Duolingo, Inc., Class
a
A* 193 $ 21,492
Graham Holdings Co., Class
a
B 16 17,557
Grand Canyon Education, Inc.* 133 19,930
H&R Block, Inc. 612 23,556
Service Corp. International 672 50,528
133,063
Diversified REITs — 0.2%
WP Carey, Inc., REIT 1,057 78,662
Electric Utilities — 0.4%
IDACORP, Inc. 261 36,611
OGE Energy Corp. 992 46,852
Portland General Electric Co. 543 27,215
TXNM Energy, Inc. 473 28,006
138,684
Electrical Equipment — 1.4%
Acuity, Inc. 147 44,851
EnerSys 178 40,579
Nextpower, Inc., Class
a
A* 716 111,983
nVent Electric plc 779 130,085
Regal Rexnord Corp. 320 64,563
Sensata Technologies Holding
plc 703 34,721
Vicor Corp.* 110 36,832
463,614
Electronic Equipment, Instruments & Components — 2.8%
Advanced Energy Industries,
Inc. 182 54,997
Arrow Electronics, Inc.* 247 53,014
Avnet, Inc. 395 34,337
Belden, Inc. 190 19,965
Cognex Corp. 800 52,680
Crane NXT Co. 238 9,244
Fabrinet* 173 113,170
Flex Ltd.* 1,773 267,333
IPG Photonics Corp.* 122 13,971
Littelfuse, Inc. 120 56,024
Novanta, Inc.* 173 27,564
TD SYNNEX Corp. 361 94,322
TTM Technologies, Inc.* 499 86,686
Vontier Corp. 683 19,384
902,691
Energy Equipment & Services — 0.7%
NOV, Inc. 1,738 34,691
TechnipFMC plc 1,951 133,487
Valaris Ltd.* 311 28,808
Weatherford International plc 346 35,859
232,845
Entertainment — 0.1%
Warner Music Group Corp.,
Class
a
A 709 22,362

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRAPRO MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UMDD
::
Investments
Shares Value
Common Stocks (continued)
Financial Services — 0.7%
Corebridge Financial, Inc. 1,232 $ 33,264
Equitable Holdings, Inc. 1,367 56,525
Essent Group Ltd. 461 26,687
Euronet Worldwide, Inc.* 189 13,699
MGIC Investment Corp. 1,059 26,708
Shift4 Payments, Inc.,
Class
a
A(a) 326 14,527
Voya Financial, Inc. 454 36,874
WEX, Inc.* 165 23,918
232,202
Food Products — 0.3%
Darling Ingredients, Inc.* 763 45,093
Ingredion, Inc. 304 30,838
Marzetti Co. (The) 98 10,970
Pilgrim's Pride Corp. 206 5,832
Post Holdings, Inc.* 204 18,735
111,468
Gas Utilities — 0.5%
National Fuel Gas Co. 459 35,458
New Jersey Resources Corp. 487 26,907
ONE Gas, Inc. 290 22,544
Southwest Gas Holdings, Inc. 310 26,725
Spire, Inc. 285 23,444
UGI Corp. 1,036 36,177
171,255
Ground Transportation — 1.1%
Avis Budget Group, Inc.* 82 14,419
Knight-Swift Transportation
Holdings, Inc., Class
a
A 783 59,218
Landstar System, Inc. 164 33,932
Ryder System, Inc. 190 47,662
Saia, Inc.* 128 60,463
XPO, Inc.* 565 121,051
336,745
Health Care Equipment & Supplies — 0.7%
DENTSPLY SIRONA, Inc. 963 10,083
Envista Holdings Corp.* 791 18,628
Globus Medical, Inc., Class
a
A* 538 44,051
Haemonetics Corp.* 224 15,189
Lantheus Holdings, Inc.* 320 31,776
LivaNova plc* 264 19,483
Masimo Corp.* 220 39,259
Penumbra, Inc.* 189 60,159
238,628
Health Care Providers & Services — 0.9%
Chemed Corp. 68 28,996
Encompass Health Corp. 486 51,443
Ensign Group, Inc. (The) 278 46,607
HealthEquity, Inc.* 412 36,252
Hims & Hers Health, Inc.(a) 1,005 26,281
Option Care Health, Inc.* 766 15,986
Investments
Shares Value
Common Stocks (continued)
Tenet Healthcare Corp.* 424 $ 74,335
279,900
Health Care REITs — 0.7%
American Healthcare REIT, Inc. 856 41,850
CareTrust REIT, Inc. 1,078 44,004
Healthcare Realty Trust, Inc.,
Class
a
A, REIT 1,683 33,525
Omega Healthcare Investors,
Inc., REIT 1,426 66,680
Sabra Health Care REIT, Inc. 1,217 24,206
210,265
Health Care Technology — 0.0%(b)
Doximity, Inc., Class
a
A* 646 13,824
Hotel & Resort REITs — 0.0%(b)
Park Hotels & Resorts, Inc.,
REIT 965 11,705
Hotels, Restaurants & Leisure — 1.3%
Aramark 1,268 67,686
Boyd Gaming Corp. 279 23,068
Cava Group, Inc.* 481 37,354
Choice Hotels International, Inc. 100 10,888
Churchill Downs, Inc. 320 27,907
Dutch Bros, Inc., Class
a
A* 613 35,554
Hilton Grand Vacations, Inc.* 289 15,034
Hyatt Hotels Corp., Class
a
A 199 36,091
Planet Fitness, Inc., Class
a
A* 400 21,404
Texas Roadhouse, Inc., Class
a
A 319 57,618
Travel + Leisure Co. 310 21,080
Vail Resorts, Inc.(a) 173 23,113
Wingstop, Inc. 134 21,032
Wyndham Hotels & Resorts,
Inc. 365 29,295
427,124
Household Durables — 0.9%
KB Home 305 14,902
SharkNinja, Inc.* 341 41,564
Somnigroup International, Inc. 1,013 71,731
Taylor Morrison Home Corp.,
Class
a
A* 472 27,612
Toll Brothers, Inc. 457 63,313
TopBuild Corp.* 135 56,360
Whirlpool Corp.(a) 306 13,286
288,768
Independent Power and Renewable Electricity Producers — 0.4%
Ormat Technologies, Inc. 293 40,208
Talen Energy Corp.* 220 85,096
125,304
Industrial REITs — 0.5%
EastGroup Properties, Inc.,
REIT 257 51,891
First Industrial Realty Trust, Inc.,
REIT 639 39,535

See accompanying notes to the financial statements.
ULTRAPRO MIDCAP400 :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UMDD
::
Investments
Shares Value
Common Stocks (continued)
Rexford Industrial Realty, Inc.,
REIT 1,111 $ 39,407
STAG Industrial, Inc., REIT 922 34,916
165,749
Insurance — 1.8%
American Financial Group, Inc. 334 43,353
Brighthouse Financial, Inc.* 276 17,264
CNO Financial Group, Inc. 456 20,962
Fidelity National Financial, Inc. 1,231 58,288
First American Financial Corp. 492 32,585
Hanover Insurance Group, Inc.
(The) 171 31,840
Kinsale Capital Group, Inc. 107 32,610
Old Republic International
Corp. 1,099 40,916
Primerica, Inc. 154 41,575
Reinsurance Group of America,
Inc. 317 63,635
RenaissanceRe Holdings Ltd. 210 58,874
RLI Corp. 443 22,168
Ryan Specialty Holdings, Inc.,
Class
a
A 550 17,517
Selective Insurance Group, Inc. 290 25,097
Unum Group 736 61,257
567,941
Interactive Media & Services — 0.2%
Pinterest, Inc., Class
a
A* 2,827 56,681
IT Services — 1.0%
DigitalOcean Holdings, Inc.* 383 59,729
Kyndryl Holdings, Inc.* 1,103 13,754
Okta, Inc., Class
a
A* 818 100,835
Twilio, Inc., Class
a
A* 732 139,549
313,867
Leisure Products — 0.3%
Brunswick Corp. 314 26,300
Mattel, Inc.* 1,500 22,410
Polaris, Inc. 258 18,207
YETI Holdings, Inc.* 375 17,989
84,906
Life Sciences Tools & Services — 1.0%
Avantor, Inc.* 3,291 30,014
Bio-Rad Laboratories, Inc.,
Class
a
A* 88 27,498
Bruker Corp. 535 31,506
Illumina, Inc.* 738 120,265
Medpace Holdings, Inc.* 108 48,288
Repligen Corp.* 255 31,607
Sotera Health Co.* 1,275 19,941
309,119
Machinery — 2.9%
AGCO Corp. 290 32,561
Chart Industries, Inc.* 217 45,097
CNH Industrial NV 4,270 43,597
Crane Co. 236 43,188
Investments
Shares Value
Common Stocks (continued)
Donaldson Co., Inc. 557 $ 45,602
Esab Corp. 275 25,418
Flowserve Corp. 613 46,288
Graco, Inc. 800 60,360
ITT, Inc. 415 80,925
Lincoln Electric Holdings, Inc. 266 68,758
Middleby Corp. (The)* 224 34,722
Mueller Industries, Inc. 536 68,930
Oshkosh Corp. 305 39,650
RBC Bearings, Inc.* 153 87,510
SPX Technologies, Inc.* 240 51,998
Terex Corp. 547 31,824
Timken Co. (The) 306 39,162
Toro Co. (The) 470 42,244
Watts Water Technologies, Inc.,
Class
a
A 132 40,785
928,619
Marine Transportation — 0.1%
Kirby Corp.* 262 36,835
Media — 0.3%
New York Times Co. (The),
Class
a
A 780 58,664
Nexstar Media Group, Inc.,
Class
a
A 138 24,623
83,287
Metals & Mining — 1.4%
Alcoa Corp. 1,250 97,050
Cleveland-Cliffs, Inc.* 2,751 37,414
Commercial Metals Co. 535 40,687
Hecla Mining Co. 3,234 57,468
MP Materials Corp.* 649 41,990
Reliance, Inc. 252 95,954
Royal Gold, Inc. 391 87,772
458,335
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Annaly Capital Management,
Inc. 3,467 75,754
Starwood Property Trust, Inc. 1,680 28,694
104,448
Multi-Utilities — 0.1%
Black Hills Corp. 364 26,507
Northwestern Energy Group,
Inc. 297 20,971
47,478
Office REITs — 0.3%
COPT Defense Properties, REIT 545 17,472
Cousins Properties, Inc., REIT 811 21,743
Kilroy Realty Corp., REIT 526 18,026
Vornado Realty Trust, REIT 773 26,089
83,330
Oil, Gas & Consumable Fuels — 1.8%
Antero Midstream Corp. 1,598 33,494

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRAPRO MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UMDD
::
Investments
Shares Value
Common Stocks (continued)
Antero Resources Corp.* 1,414 $ 50,551
Chord Energy Corp. 274 36,132
CNX Resources Corp.* 687 23,145
DT Midstream, Inc. 491 68,730
HF Sinclair Corp. 755 52,767
Matador Resources Co. 564 30,230
Murphy Oil Corp. 647 23,415
Ovintiv, Inc. 1,340 75,094
PBF Energy, Inc., Class
a
A 401 16,321
Permian Resources Corp.,
Class
a
A 3,573 68,709
Range Resources Corp. 1,143 44,520
Viper Energy, Inc., Class
a
A 897 40,813
563,921
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. 306 23,372
Passenger Airlines — 0.2%
Alaska Air Group, Inc.* 553 25,449
American Airlines Group, Inc.* 3,186 46,643
72,092
Personal Care Products — 0.1%
BellRing Brands, Inc.* 566 4,732
Coty, Inc., Class
a
A* 1,784 3,800
elf Beauty, Inc.* 285 15,960
24,492
Pharmaceuticals — 0.4%
Elanco Animal Health, Inc.* 2,398 57,192
Jazz Pharmaceuticals plc* 293 69,292
126,484
Professional Services — 1.2%
Booz Allen Hamilton Holding
Corp., Class
a
A 582 46,083
CACI International, Inc.,
Class
a
A* 107 54,946
Concentrix Corp. 211 5,969
ExlService Holdings, Inc.* 758 22,005
Exponent, Inc. 241 14,055
FTI Consulting, Inc.* 146 22,364
Genpact Ltd. 765 25,207
KBR, Inc. 613 21,424
Maximus, Inc. 263 16,288
Parsons Corp.* 255 15,070
Paylocity Holding Corp.* 211 24,250
Science Applications
International Corp. 218 22,716
TransUnion 928 66,408
UL Solutions, Inc., Class
a
A 373 37,113
393,898
Real Estate Management & Development — 0.2%
Jones Lang LaSalle, Inc.* 228 64,367
Investments
Shares Value
Common Stocks (continued)
Residential REITs — 0.4%
American Homes 4 Rent,
Class
a
A, REIT 1,573 $ 50,462
Equity LifeStyle Properties, Inc.,
REIT 935 57,755
Independence Realty Trust,
Inc., REIT 1,143 18,551
126,768
Retail REITs — 0.5%
Agree Realty Corp., REIT 578 42,859
Brixmor Property Group, Inc.,
REIT 1,479 45,198
Kite Realty Group Trust, REIT 1,045 28,654
NNN REIT, Inc. 917 40,816
157,527
Semiconductors & Semiconductor Equipment — 2.6%
Allegro MicroSystems, Inc.* 599 28,674
Amkor Technology, Inc. 549 38,188
Cirrus Logic, Inc.* 246 41,808
Entegris, Inc. 733 101,733
Lattice Semiconductor Corp.* 660 97,073
MACOM Technology Solutions
Holdings, Inc.* 311 113,403
MKS, Inc. 324 105,060
Onto Innovation, Inc.* 240 61,978
Rambus, Inc.* 519 75,494
Silicon Laboratories, Inc.* 159 34,598
SiTime Corp.* 107 75,991
Synaptics, Inc.* 187 25,671
Universal Display Corp. 213 19,622
819,293
Software — 1.6%
Appfolio, Inc., Class
a
A* 117 18,857
Bentley Systems, Inc., Class
a
B 719 23,468
BILL Holdings, Inc.* 425 15,734
Blackbaud, Inc.* 173 5,309
Commvault Systems, Inc.* 212 25,175
Docusign, Inc., Class
a
A* 966 50,734
Dolby Laboratories, Inc.,
Class
a
A 294 16,408
Dropbox, Inc., Class
a
A* 842 22,633
Dynatrace, Inc.* 1,439 61,287
Guidewire Software, Inc.* 410 62,595
InterDigital, Inc. 124 31,259
Manhattan Associates, Inc.* 289 43,365
Nutanix, Inc., Class
a
A* 1,305 67,951
Pegasystems, Inc. 440 15,721
Qualys, Inc.* 173 18,907
UiPath, Inc., Class
a
A* 2,066 24,214
503,617
Specialized REITs — 0.7%
CubeSmart, REIT 1,100 44,000
EPR Properties, REIT 367 20,937
Gaming and Leisure Properties,
Inc., REIT 1,366 64,161

See accompanying notes to the financial statements.
ULTRAPRO MIDCAP400 :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UMDD
::
Investments
Shares Value
Common Stocks (continued)
Lamar Advertising Co., Class
a
A,
REIT 419 $ 63,881
National Storage Affiliates Trust,
REIT 342 14,586
Rayonier, Inc., REIT 1,342 28,035
235,600
Specialty Retail — 1.7%
Abercrombie & Fitch Co.,
Class
a
A* 221 17,066
AutoNation, Inc.* 126 23,653
Bath & Body Works, Inc. 988 19,780
Burlington Stores, Inc.* 300 97,149
Chewy, Inc., Class
a
A* 1,151 25,944
Dick's Sporting Goods, Inc. 320 72,822
Five Below, Inc.* 266 60,478
Floor & Decor Holdings, Inc.,
Class
a
A* 520 26,728
GameStop Corp., Class
a
A(a) 1,989 42,127
Gap, Inc. (The) 1,095 23,159
Lithia Motors, Inc., Class
a
A 117 34,034
Murphy USA, Inc. 82 41,494
Penske Automotive Group, Inc. 89 14,896
RH* 74 10,988
Valvoline, Inc.* 614 20,722
531,040
Technology Hardware, Storage & Peripherals — 0.4%
Everpure, Inc., Class
a
A* 1,514 120,378
Textiles, Apparel & Luxury Goods — 0.3%
Capri Holdings Ltd.* 575 10,643
Columbia Sportswear Co. 122 8,074
Crocs, Inc.* 242 28,718
PVH Corp. 221 20,615
VF Corp. 1,585 27,231
95,281
Trading Companies & Distributors — 0.9%
Applied Industrial Technologies,
Inc. 180 54,686
Core & Main, Inc., Class
a
A* 911 45,049
GATX Corp. 172 29,081
MSC Industrial Direct Co., Inc.,
Class
a
A 221 24,193
Watsco, Inc. 169 62,040
WESCO International, Inc. 235 84,875
299,924
Water Utilities — 0.2%
Essential Utilities, Inc. 1,366 50,392
Total Common Stocks
(Cost $15,316,155)
16,925,121
Securities Lending Reinvestments (c) — 0 .3%
Investment Companies — 0 .3%
Invesco Government & Agency Portfolio,
Institutional Class 3.55% (d)
(Cost $87,339) 87,339 87,339
Investments
Principal
Amount Value
Short-Term Investments — 7 .8%
Repurchase Agreements (e) — 7 .8%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $2,480,273
(Cost $2,479,529) $ 2,479,529
$ 2,479,529
Total Investments — 61.0%
(Cost $17,883,023) 19,491,989
Other assets less liabilities — 39.0% 12,436,773
Net Assets — 100.0% $ 31,928,762
* Non-income producing security.
(a) The security or a portion of this security is on loan at May 31,
2026. The total value of securities on loan at May 31, 2026
was $142,110, collateralized in the form of cash with a value of $87,339 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments and $59,632 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.13% – 5.25%, and maturity dates ranging from July
15, 2026 – August 15, 2053. The total value of collateral is
$146,971.
(b) Represents less than 0.05% of net assets.
(c) The security was purchased with cash collateral held from securities on loan at May 31, 2026. The total value of securities purchased was $87,339.
(d) Rate shown is the 7-day yield as of May 31, 2026.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 10,969,872
Aggregate gross unrealized depreciation (1,624,422)
Net unrealized appreciation $ 9,345,450
Federal income tax cost $ 18,094,058

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRAPRO MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UMDD
::
Futures Contracts Purchased
UltraPro MidCap400 had the following open long futures contracts as of May 31, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
S&P Midcap 400
®
E-Mini Index 14 6/18/2026 U.S. Dollar $ 5,224,800 $ 433,282
Swap Agreements
a
UltraPro MidCap400 had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
3,494,172 4/6/2027
Bank of
America NA 4.67% S&P MidCap 400
®
2,285,717 (2,098,890) — 186,827
19,724,563 4/6/2028 BNP Paribas 4.42% S&P MidCap 400
®
1,359,497 (1,147,775) — 211,722
16,688,583 3/8/2027 Citibank NA 4.42% S&P MidCap 400
®
1,471,560 (1,471,560) — —
11,859,011 11/6/2026
Goldman Sachs
International 4.27% S&P MidCap 400
®
337,864 (337,864) — —
7,997,854 3/8/2027
Societe
Generale 4.52% S&P MidCap 400
®
1,100,722 (961,773) — 138,949
13,876,109 1/12/2027 UBS AG 4.42% S&P MidCap 400
®
958,877 (958,877) — —
73,640,292 7,514,237
Total Unrealized
Appreciation
7,514,237
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRAPRO QQQ
®
:: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TQQQ
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 30 .3%
Aerospace & Defense — 0.0%(b)
Axon Enterprise, Inc.* 42,048 $ 18,867,779
Automobiles — 1.1%
Tesla, Inc.* 957,589 417,307,710
Beverages — 0.5%
Coca-Cola Europacific Partners
plc 242,591 22,000,578
Keurig Dr Pepper, Inc. 719,817 21,616,105
Monster Beverage Corp.* 518,340 45,655,387
PepsiCo, Inc. 722,770 104,216,206
193,488,276
Biotechnology — 0.8%
Alnylam Pharmaceuticals, Inc.* 70,067 21,158,833
Amgen, Inc. 285,862 96,275,463
Gilead Sciences, Inc. 656,903 88,307,470
Insmed, Inc.* 113,765 12,162,616
Regeneron Pharmaceuticals,
Inc. 55,644 34,208,818
Vertex Pharmaceuticals, Inc.* 134,744 60,303,330
312,416,530
Broadline Retail — 1.6%
Amazon.com, Inc.* 2,058,838 557,203,916
MercadoLibre, Inc.* 27,058 45,880,898
PDD Holdings, Inc., ADR* 353,021 29,809,093
632,893,907
Chemicals — 0.3%
Linde plc 245,517 122,191,356
Commercial Services & Supplies — 0.1%
Cintas Corp. 210,886 36,116,336
Copart, Inc.* 512,581 16,797,280
52,913,616
Communications Equipment — 0.7%
Cisco Systems, Inc. 2,091,167 251,818,330
Lumentum Holdings, Inc.* 37,617 32,161,030
283,979,360
Construction & Engineering — 0.1%
Ferrovial NV 380,148 25,853,865
Consumer Staples Distribution & Retail — 1.3%
Costco Wholesale Corp. 234,904 224,643,394
Walmart, Inc. 2,587,503 299,503,472
524,146,866
Diversified Telecommunication Services — 0.1%
Comcast Corp., Class
a
A 1,899,029 47,228,851
Electric Utilities — 0.4%
American Electric Power Co.,
Inc. 286,289 36,264,227
Investments
Shares Value
Common Stocks (a) (continued)
Constellation Energy Corp. 191,681 $ 55,156,208
Exelon Corp. 542,125 24,742,585
Xcel Energy, Inc. 329,324 26,181,258
142,344,278
Energy Equipment & Services — 0.1%
Baker Hughes Co., Class
a
A 522,979 33,407,899
Entertainment — 0.7%
Electronic Arts, Inc. 131,991 26,625,224
Netflix, Inc.* 2,235,385 192,287,818
Take-Two Interactive Software,
Inc.* 98,351 22,046,360
Warner Bros Discovery, Inc.* 1,312,383 35,447,465
276,406,867
Financial Services — 0.1%
PayPal Holdings, Inc. 487,519 21,816,475
Food Products — 0.1%
Kraft Heinz Co. (The) 626,379 15,039,360
Mondelez International, Inc.,
Class
a
A 678,984 41,533,451
56,572,811
Ground Transportation — 0.2%
CSX Corp. 984,208 44,545,254
Old Dominion Freight Line, Inc. 109,699 24,698,730
69,243,984
Health Care Equipment & Supplies — 0.3%
Dexcom, Inc.* 204,567 15,084,771
GE HealthCare Technologies,
Inc. 241,069 15,028,241
IDEXX Laboratories, Inc.* 41,803 23,557,245
Intuitive Surgical, Inc.* 187,524 79,630,191
133,300,448
Hotels, Restaurants & Leisure — 0.6%
Airbnb, Inc., Class
a
A* 224,271 29,897,567
Booking Holdings, Inc. 415,010 69,485,124
DoorDash, Inc., Class
a
A* 217,640 34,667,876
Marriott International, Inc.,
Class
a
A 139,685 52,465,686
Starbucks Corp. 604,157 59,908,208
246,424,461
Industrial Conglomerates — 0.2%
Honeywell International, Inc. 336,819 80,115,767
Interactive Media & Services — 3.0%
Alphabet, Inc., Class
a
A 1,116,380 424,603,969
Alphabet, Inc., Class
a
C 1,042,005 392,241,942
Meta Platforms, Inc., Class
a
A 566,027 358,017,738
1,174,863,649
IT Services — 0.2%
Cognizant Technology Solutions
Corp., Class
a
A 253,750 14,147,831

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRAPRO QQQ
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TQQQ
::
Investments
Shares Value
Common Stocks (a) (continued)
Shopify, Inc., Class
a
A* 648,135 $ 76,940,106
91,087,937
Machinery — 0.1%
PACCAR, Inc. 278,480 30,735,838
Media — 0.0%(b)
Charter Communications, Inc.,
Class
a
A* 66,812 9,624,269
Oil, Gas & Consumable Fuels — 0.1%
Diamondback Energy, Inc. 149,748 28,673,747
Professional Services — 0.2%
Automatic Data Processing, Inc. 213,547 47,373,266
Paychex, Inc. 189,866 18,413,205
Thomson Reuters Corp. 232,037 20,073,521
Verisk Analytics, Inc., Class
a
A 72,487 12,684,500
98,544,492
Semiconductors & Semiconductor Equipment — 9.9%
Advanced Micro Devices, Inc.* 863,553 445,679,703
Analog Devices, Inc. 258,093 106,811,788
Applied Materials, Inc. 419,422 188,765,065
ARM Holdings plc, ADR* 73,087 25,820,906
ASML Holding NV (Registered),
ADR 46,006 74,196,637
Broadcom, Inc. 908,558 405,916,458
Intel Corp.* 2,644,781 303,303,485
KLA Corp. 68,885 132,376,993
Lam Research Corp. 661,349 210,428,025
Marvell Technology, Inc. 461,559 94,619,595
Microchip Technology, Inc. 286,545 27,121,484
Micron Technology, Inc. 596,079 578,792,709
Monolithic Power Systems, Inc. 25,628 40,138,830
NVIDIA Corp. 4,659,362 983,777,693
NXP Semiconductors NV 133,700 42,964,495
QUALCOMM, Inc. 564,625 141,732,168
Texas Instruments, Inc. 480,531 146,888,716
3,949,334,750
Software — 3.9%
Adobe, Inc.* 215,215 55,785,880
AppLovin Corp., Class
a
A* 162,706 99,753,422
Autodesk, Inc.* 112,892 26,113,049
Cadence Design Systems, Inc.* 145,716 54,633,300
Crowdstrike Holdings, Inc.,
Class
a
A* 133,623 97,678,413
Datadog, Inc., Class
a
A* 174,661 43,202,398
Fortinet, Inc.* 391,200 53,973,864
Intuit, Inc. 146,050 48,419,957
Microsoft Corp. 1,423,981 641,133,205
Palantir Technologies, Inc.,
Class
a
A* 1,212,532 189,809,759
Palo Alto Networks, Inc.* 431,409 121,523,601
Roper Technologies, Inc. 54,877 17,864,110
Strategy, Inc., Class
a
A* 166,324 26,460,485
Synopsys, Inc.* 101,510 48,280,186
Workday, Inc., Class
a
A* 113,167 16,543,884
Investments
Shares Value
Common Stocks (a) (continued)
Zscaler, Inc.* 84,791 $ 11,847,846
1,553,023,359
Specialty Retail — 0.2%
O'Reilly Automotive, Inc.* 444,273 38,598,438
Ross Stores, Inc. 171,811 39,813,763
78,412,201
Technology Hardware, Storage & Peripherals — 3.0%
Apple, Inc. 2,815,070 878,470,744
Sandisk Corp.* 76,841 130,243,958
Seagate Technology Holdings
plc 115,859 101,932,748
Western Digital Corp. 178,820 94,990,973
1,205,638,423
Trading Companies & Distributors — 0.1%
Fastenal Co. 607,825 26,865,865
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc. 582,935 109,317,801
Total Common Stocks
(Cost $11,296,075,362)
12,047,043,437
Exchange Traded Funds (a) — 18 .4%
ProShares GENIUS Money
Market ETF, 3.53%(c)(d)
(Cost $7,293,465,710) 72,900,000 7,298,748,000
Principal
Amount
Short-Term Investments — 15.5%
Repurchase Agreements (e) — 0.9%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $374,082,778
(Cost $373,970,607) $ 373,970,607
373,970,607
U.S. Treasury Obligations (a) — 14.6%
U.S. Treasury Bills(f)
3.62%, 6/4/2026 675,000,000 674,794,969
3.62%, 6/9/2026 800,000,000 799,356,000
3.65%, 6/18/2026 500,000,000 499,143,505
3.63%, 6/23/2026 100,000,000 99,778,228
3.63%, 7/7/2026 300,000,000 298,913,700
3.64%, 7/9/2026 250,000,000 249,044,062
3.61%, 7/16/2026 750,000,000 746,615,625
3.63%, 8/6/2026 1,650,000,000 1,639,066,737
3.63%, 8/13/2026 300,000,000 297,823,080
3.61%, 8/20/2026 500,000,000 496,020,370
Total U.S. Treasury Obligations
(Cost $5,800,638,408) 5,800,556,276
Total Short-Term Investments
(Cost $6,174,609,015) 6,174,526,883

See accompanying notes to the financial statements.
ULTRAPRO QQQ
®
:: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TQQQ
::
Investments
Principal
Amount Value
Total Investments — 64.2%
(Cost $24,764,150,087) $ 25,520,318,320
Other assets less liabilities — 35.8% 14,226,959,719
Net Assets — 100.0% $ 39,747,278,039
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $15,560,030,066.
(b) Represents less than 0.05% of net assets.
(c) Affiliated company as defined under the Investment Company
Act of 1940.
(d) Represents 7-day effective yield as of May 31, 2026.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(f) The rate shown was the current yield as of May 31, 2026.
Abbreviations
ADR American Depositary Receipt
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 16,306,424,130
Aggregate gross unrealized depreciation (980,436,028)
Net unrealized appreciation $ 15,325,988,102
Federal income tax cost $ 24,888,503,834
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Loss
($)
Change in
Unrealized
Appreciation
($)
Value at
May 31, 2026
($)
Shares held
at May 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF — 8,945,417,500 (1,651,893,345) (58,445) 5,282,290 7,298,748,000 72,900,000 68,780,069
Futures Contracts Purchased
UltraPro QQQ
®
had the following open long futures contracts as of May 31, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
Nasdaq-100 E-Mini Index 8,655 6/18/2026 U.S. Dollar $ 5,263,148,775 $ 1,002,143,720

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRAPRO QQQ
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TQQQ
::
Swap Agreements
a
UltraPro QQQ
®
had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
10,817,570,318 11/4/2027
Bank of
America NA 4.77% Nasdaq-100 Index
®
1,500,082,103 (1,494,620,705) — 5,461,398
10,230,471,619 11/4/2027
Barclays Bank
PLC 4.57% Nasdaq-100 Index
®
1,551,180,357 (1,551,180,357) — —
11,652,885,428 3/8/2027 BNP Paribas 4.67% Nasdaq-100 Index
®
1,524,260,614 (1,493,260,779) — 30,999,835
12,616,904,222 3/8/2027 Citibank NA 4.87% Nasdaq-100 Index
®
1,639,608,323 (1,639,608,323) — —
9,946,765,386 11/8/2027
Goldman Sachs
International 4.62% Nasdaq-100 Index
®
1,503,376,400 (1,503,376,400) — —
11,475,618,324 11/8/2027
J.P. Morgan
Securities, LLC 4.47% Nasdaq-100 Index
®
1,286,133,490 (1,286,133,490) — —
6,180,688,757 11/4/2027
Morgan
Stanley & Co.
International plc 4.57% Nasdaq-100 Index
®
898,783,666 (886,531,268) — 12,252,398
9,316,381,239 1/12/2027
Nomura Global
Financial
Products Inc. 4.92% Nasdaq-100 Index
®
1,370,820,777 (1,370,820,777) — —
10,220,279,670 11/4/2027
Societe
Generale 4.72% Nasdaq-100 Index
®
1,352,440,958 (1,352,440,958) — —
9,480,180,412 4/6/2028 UBS AG 4.54% Nasdaq-100 Index
®
1,065,343,208 (1,049,754,199) — 15,589,009
101,937,745,375 13,692,029,896
Total Unrealized
Appreciation
13,692,029,896
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRAPRO RUSSELL2000 :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 36 .0%
Aerospace & Defense — 0.8%
AAR Corp.* 1,458 $ 164,200
AeroVironment, Inc.* 1,405 291,172
AerSale Corp.* 1,341 8,837
AIRO Group Holdings, Inc.* 766 6,879
Archer Aviation, Inc., Class
a
A* 22,672 154,396
Astronics Corp.* 1,161 101,007
Beta Technologies, Inc.,
Class
a
A* 1,238 22,705
Byrna Technologies, Inc.* 673 4,200
Cadre Holdings, Inc. 1,060 33,008
Ducommun, Inc.* 514 78,241
Eve Holding, Inc.* 3,567 12,306
Firefly Aerospace, Inc.* 871 40,493
Intuitive Machines, Inc.(b) 4,138 181,369
Kratos Defense & Security
Solutions, Inc.* 6,740 432,236
Mercury Systems, Inc.* 2,024 226,081
Moog, Inc., Class
a
A 1,050 377,968
National Presto Industries, Inc. 196 24,808
Park Aerospace Corp. 680 21,672
Red Cat Holdings, Inc.* 3,859 55,955
Redwire Corp.* 3,950 97,052
Satellogic, Inc., Class
a
A* 3,097 29,452
V2X, Inc.* 985 81,883
Voyager Technologies, Inc.,
Class
a
A* 1,786 88,461
VSE Corp. 1,002 185,520
York Space Systems, Inc.(b) 659 21,510
2,741,411
Air Freight & Logistics — 0.0%(c)
Arrive AI, Inc.* 111 74
Forward Air Corp.* 809 8,559
Hub Group, Inc., Class
a
A 2,230 92,634
Radiant Logistics, Inc.* 1,349 11,453
112,720
Automobile Components — 0.4%
Adient plc* 2,929 66,957
Cooper-Standard Holdings,
Inc.* 627 19,017
Dana, Inc. 4,218 149,359
Dauch Corp.* 8,511 56,513
Dorman Products, Inc.* 1,029 127,514
Fox Factory Holding Corp.* 1,565 28,233
Garrett Motion, Inc. 6,615 216,707
Gentherm, Inc.* 1,121 38,887
Goodyear Tire & Rubber Co.
(The)* 10,278 62,696
Holley, Inc.* 2,842 7,759
LCI Industries 882 96,156
Motorcar Parts of America, Inc.* 498 5,508
Patrick Industries, Inc. 1,210 109,529
Phinia, Inc. 1,417 109,477
Solid Power, Inc.* 6,562 21,720
Standard Motor Products, Inc. 789 30,921
Strattec Security Corp.* 151 12,074
Visteon Corp. 1,021 120,774
Investments
Shares Value
Common Stocks (a) (continued)
XPEL, Inc.*(d) 943 $ 43,114
1,322,915
Automobiles — 0.0%(c)
Faraday Future Intelligent
Electric, Inc., Class
a
A* 7,158 2,603
Livewire Group, Inc.(b) 429 605
Winnebago Industries, Inc. 1,012 30,046
33,254
Banks — 3.2%
1st Source Corp. 693 51,157
ACNB Corp. 374 20,304
Amalgamated Financial Corp. 855 35,465
Amerant Bancorp, Inc., Class
a
A 1,363 30,967
Ameris Bancorp 2,441 205,801
Ames National Corp. 334 9,599
Arrow Financial Corp. 607 22,277
Associated Banc-Corp. 6,198 172,366
Atlantic Union Bankshares
Corp. 5,313 199,875
Avidbank Holdings, Inc.* 110 3,386
Axos Financial, Inc.* 2,022 175,732
Banc of California, Inc. 5,056 97,176
BancFirst Corp. 778 85,806
Bancorp, Inc. (The)* 1,555 85,774
Bank First Corp. 382 53,106
Bank of Hawaii Corp. 1,467 112,372
Bank of Marin Bancorp 550 14,212
Bank of NT Butterfield & Son
Ltd. (The) 1,551 87,569
Bank7 Corp. 161 7,126
BankUnited, Inc. 2,769 128,454
Bankwell Financial Group, Inc. 251 13,132
Banner Corp. 1,257 81,705
Bar Harbor Bankshares 612 21,383
BayCom Corp. 380 11,704
BCB Bancorp, Inc. 579 6,045
Beacon Financial Corp. 3,106 90,354
Blue Ridge Bankshares, Inc. 2,506 8,270
Bridgewater Bancshares, Inc.* 778 14,673
Burke & Herbert Financial
Services Corp. 612 38,923
Business First Bancshares, Inc. 1,174 33,436
BV Financial, Inc.* 256 5,025
Byline Bancorp, Inc. 1,152 38,120
C&F Financial Corp. 115 8,481
California BanCorp 840 15,943
Camden National Corp. 623 31,169
Capital Bancorp, Inc. 429 13,694
Capital City Bank Group, Inc. 514 23,459
Capitol Federal Financial, Inc. 4,587 35,641
Carter Bankshares, Inc. 814 22,222
Cathay General Bancorp 2,405 138,672
CB Financial Services, Inc. 173 6,200
Central Pacific Financial Corp. 964 33,123
CF Bankshares, Inc. 188 5,362
Chain Bridge Bancorp, Inc.,
Class
a
A* 84 3,045
Chemung Financial Corp. 155 10,645

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
ChoiceOne Financial Services,
Inc. 532 $ 16,705
Citizens & Northern Corp. 642 13,521
Citizens Community Bancorp,
Inc. 344 7,018
Citizens Financial Services, Inc. 169 10,990
City Holding Co. 524 65,138
Civista Bancshares, Inc. 762 19,736
CNB Financial Corp. 1,086 33,308
Coastal Financial Corp.* 483 34,380
CoastalSouth Bancshares, Inc. 341 8,706
Colony Bankcorp, Inc. 765 15,147
Columbia Financial, Inc.* 1,016 20,452
Commercial Bancgroup, Inc. 258 7,454
Community Financial System,
Inc. 1,976 125,753
Community Trust Bancorp, Inc. 594 39,715
Community West Bancshares 856 20,553
ConnectOne Bancorp, Inc. 1,775 53,374
Customers Bancorp, Inc.* 1,196 89,867
CVB Financial Corp. 6,254 127,331
Dime Community Bancshares,
Inc. 1,483 55,494
Eagle Bancorp Montana, Inc. 274 6,080
Eagle Bancorp, Inc. 1,051 28,682
Eagle Financial Services, Inc. 171 6,748
Eastern Bankshares, Inc. 8,104 159,892
ECB Bancorp, Inc.* 277 5,058
Enterprise Financial Services
Corp. 1,369 82,975
Equity Bancshares, Inc.,
Class
a
A 638 29,412
Esquire Financial Holdings, Inc. 268 29,451
Farmers & Merchants Bancorp,
Inc. 474 13,239
Farmers National Banc Corp. 2,069 29,338
FB Bancorp, Inc.* 595 8,294
FB Financial Corp. 1,650 86,939
Fidelity D&D Bancorp, Inc. 178 8,314
Financial Institutions, Inc. 731 26,484
Finward Bancorp 124 4,090
Finwise Bancorp* 345 4,961
First Bancorp 1,505 88,539
First Bancorp 5,832 139,851
First Bancorp, Inc. (The) 404 11,760
First Bank 801 12,528
First Busey Corp. 3,150 86,215
First Business Financial
Services, Inc. 298 17,141
First Capital, Inc. 122 7,541
First Commonwealth Financial
Corp. 3,847 72,862
First Community Bankshares,
Inc. 616 26,556
First Community Corp. 267 8,026
First Financial Bancorp 3,870 119,041
First Financial Bankshares, Inc. 5,010 163,727
First Financial Corp. 424 29,332
First Internet Bancorp 289 6,982
First Interstate BancSystem,
Inc., Class
a
A 3,213 114,383
Investments
Shares Value
Common Stocks (a) (continued)
First Merchants Corp. 2,323 $ 93,617
First Mid Bancshares, Inc. 809 35,636
First National Corp. 290 8,061
First United Corp. 226 8,936
First Western Financial, Inc.* 306 8,926
Firstsun Capital Bancorp* 849 30,097
Five Star Bancorp 583 24,620
Flagstar Bank NA 11,316 159,103
Flushing Financial Corp. 1,200 19,164
Franklin Financial Services
Corp. 158 9,185
FS Bancorp, Inc. 240 9,770
Fulton Financial Corp. 7,149 155,062
FVCBankcorp, Inc. 574 9,058
GBank Financial Holdings, Inc.
(b) 339 10,099
German American Bancorp, Inc. 1,350 59,022
Glacier Bancorp, Inc. 4,783 227,432
Great Southern Bancorp, Inc. 305 21,884
Greene County Bancorp, Inc. 262 6,875
Hancock Whitney Corp. 3,116 212,262
Hanmi Financial Corp. 1,107 33,343
Hanover Bancorp, Inc. 170 3,954
Hawthorn Bancshares, Inc. 214 7,852
HBT Financial, Inc. 426 12,196
Heritage Financial Corp. 1,270 34,608
Hilltop Holdings, Inc. 1,624 61,257
Hingham Institution For Savings
(The)(b) 60 17,363
Home Bancorp, Inc. 253 16,288
Home BancShares, Inc. 7,019 187,828
HomeTrust Bancshares, Inc. 590 27,417
Hope Bancorp, Inc. 4,611 57,822
Horizon Bancorp, Inc. 1,871 34,707
Independent Bank Corp. 1,854 146,614
Independent Bank Corp. 743 25,500
International Bancshares Corp. 2,032 146,629
Investar Holding Corp. 479 13,537
John Marshall Bancorp, Inc. 472 10,039
Kearny Financial Corp. 2,132 17,568
Lakeland Financial Corp. 925 56,083
Landmark Bancorp, Inc. 177 5,030
LCNB Corp. 501 8,537
Live Oak Bancshares, Inc. 1,317 50,086
MainStreet Bancshares, Inc. 254 5,814
Mechanics Bancorp 1,806 26,584
Mercantile Bank Corp. 625 33,119
Meridian Corp. 343 6,167
Metrocity Bankshares, Inc. 828 27,042
Metropolitan Bank Holding
Corp. 333 29,810
Mid Penn Bancorp, Inc. 730 23,834
Midland States Bancorp, Inc. 758 21,072
MVB Financial Corp. 414 11,074
National Bank Holdings Corp.,
Class
a
A 1,409 58,938
National Bankshares, Inc. 230 8,094
NB Bancorp, Inc. 1,485 29,745
NBT Bancorp, Inc. 1,906 88,133
Nicolet Bankshares, Inc. 690 96,786

See accompanying notes to the financial statements.
ULTRAPRO RUSSELL2000 :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Northeast Bank 276 $ 34,704
Northeast Community Bancorp,
Inc. 460 11,150
Northfield Bancorp, Inc. 1,374 19,483
Northpointe Bancshares, Inc. 768 13,117
Northrim Bancorp, Inc. 808 19,966
Northwest Bancshares, Inc. 5,408 76,523
Norwood Financial Corp. 373 11,276
Oak Valley Bancorp 254 8,359
OceanFirst Financial Corp. 2,092 39,309
OFG Bancorp 1,608 73,260
Ohio Valley Banc Corp. 144 6,919
Old National Bancorp 13,053 313,403
Old Second Bancorp, Inc. 1,878 40,039
OP Bancorp 440 6,186
Orange County Bancorp, Inc. 435 14,842
Origin Bancorp, Inc. 1,109 52,855
Orrstown Financial Services,
Inc. 691 25,657
Park National Corp. 550 94,358
Parke Bancorp, Inc. 363 11,155
Pathward Financial, Inc. 823 67,684
Patriot National Bancorp, Inc.* 2,907 3,256
PCB Bancorp 404 9,926
Peapack-Gladstone Financial
Corp. 594 25,691
Peoples Bancorp of North
Carolina, Inc. 159 6,694
Peoples Bancorp, Inc. 1,303 45,318
Peoples Financial Services
Corp. 345 20,496
Pioneer Bancorp, Inc.* 406 6,062
Plumas Bancorp 243 12,789
Ponce Financial Group, Inc.* 730 13,782
Preferred Bank 435 41,682
Primis Financial Corp. 783 11,299
Princeton Bancorp, Inc. 197 7,100
Provident Financial Services,
Inc. 4,797 106,445
QCR Holdings, Inc. 608 56,027
RBB Bancorp 605 14,472
Red River Bancshares, Inc. 189 17,184
Renasant Corp. 3,511 142,968
Republic Bancorp, Inc., Class
a
A 310 25,094
Rhinebeck Bancorp, Inc.* 168 2,735
Richmond Mutual Bancorp, Inc. 306 4,443
Riverview Bancorp, Inc. 754 4,230
S&T Bancorp, Inc. 1,390 62,675
SB Financial Group, Inc. 211 4,558
Seacoast Banking Corp. of
Florida 3,618 109,662
ServisFirst Bancshares, Inc. 1,920 149,741
Shore Bancshares, Inc. 1,150 23,759
Sierra Bancorp 447 16,977
Simmons First National Corp.,
Class
a
A 5,375 115,294
SmartFinancial, Inc. 565 23,560
Sound Financial Bancorp, Inc. 84 3,505
South Plains Financial, Inc. 460 18,671
Southern First Bancshares,
Inc.* 289 16,696
Investments
Shares Value
Common Stocks (a) (continued)
Southern Missouri Bancorp,
Inc. 360 $ 24,862
Southside Bancshares, Inc. 1,081 35,414
SR Bancorp, Inc. 269 5,055
Stellar Bancorp, Inc. 1,723 64,337
Stock Yards Bancorp, Inc. 977 70,090
Texas Capital Bancshares, Inc.* 1,634 162,567
Third Coast Bancshares, Inc.* 482 18,441
Timberland Bancorp, Inc. 277 11,241
Tompkins Financial Corp. 502 43,247
Towne Bank 3,202 109,092
TriCo Bancshares 1,127 57,252
Triumph Financial, Inc.* 844 60,135
TrustCo Bank Corp. 660 34,195
Trustmark Corp. 2,051 90,572
UMB Financial Corp. 2,706 355,190
Union Bankshares, Inc. 135 3,119
United Bankshares, Inc. 5,211 226,210
United Community Banks, Inc. 4,562 150,318
Unity Bancorp, Inc. 272 15,194
Univest Financial Corp. 1,046 41,254
USCB Financial Holdings, Inc. 435 8,065
Valley National Bancorp 18,074 248,879
Virginia National Bankshares
Corp. 177 7,680
WaFd, Inc. 2,833 100,741
Washington Trust Bancorp, Inc. 709 23,092
WesBanco, Inc. 3,526 122,176
West Bancorp, Inc. 562 13,454
Westamerica Bancorp 884 49,053
Western New England Bancorp,
Inc. 674 8,944
WSFS Financial Corp. 1,988 142,043
11,422,260
Beverages — 0.0%(c)
MGP Ingredients, Inc. 525 9,266
National Beverage Corp.* 894 33,069
Vita Coco Co., Inc. (The)* 1,775 133,356
Zevia PBC, Class
a
A* 2,066 3,202
178,893
Biotechnology — 3.0%
4D Molecular Therapeutics,
Inc.* 1,648 16,332
Abeona Therapeutics, Inc.(b) 1,706 9,861
Absci Corp.* 5,075 34,256
ACADIA Pharmaceuticals, Inc.* 4,683 101,434
Actuate Therapeutics, Inc.* 351 709
ADC Therapeutics SA* 3,799 12,917
ADMA Biologics, Inc.* 8,634 68,899
Agios Pharmaceuticals, Inc.* 2,105 61,887
Akebia Therapeutics, Inc.* 9,423 9,611
Aktis Oncology, Inc.(b) 769 15,949
Aldeyra Therapeutics, Inc.* 2,014 3,524
Alector, Inc.* 3,385 7,312
Alkermes plc* 6,039 254,785
Allogene Therapeutics, Inc.* 5,798 12,582
Altimmune, Inc.* 4,861 14,826
AnaptysBio, Inc.* 680 37,856

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Anavex Life Sciences Corp.(b) 3,258 $ 9,872
Anika Therapeutics, Inc.* 466 6,771
Annexon, Inc.* 4,907 26,596
Apogee Therapeutics, Inc.* 1,660 136,352
Arbutus Biopharma Corp.* 5,639 25,714
Arcturus Therapeutics Holdings,
Inc.(b) 985 7,801
Arcus Biosciences, Inc.* 3,122 79,111
Arcutis Biotherapeutics, Inc.* 4,104 88,072
Ardelyx, Inc.* 8,927 53,919
ArriVent Biopharma, Inc.* 1,200 36,324
Arrowhead Pharmaceuticals,
Inc.* 5,040 392,666
ARS Pharmaceuticals, Inc.(b) 2,195 19,909
Atrium Therapeutics, Inc.* 452 5,876
aTyr Pharma, Inc.* 3,569 1,936
Aura Biosciences, Inc.* 1,676 12,520
Aurinia Pharmaceuticals, Inc.* 4,445 68,142
Avita Medical, Inc.* 521 2,256
Beam Therapeutics, Inc.* 3,558 117,165
Benitec Biopharma, Inc.* 725 8,381
Bicara Therapeutics, Inc.* 1,173 25,513
BioCryst Pharmaceuticals, Inc.* 8,425 75,067
Biohaven Ltd.* 4,377 48,191
Bridgebio Pharma, Inc.* 5,909 391,530
Bright Minds Biosciences, Inc.* 261 22,986
Candel Therapeutics, Inc.* 1,693 14,052
Capricor Therapeutics, Inc.* 1,622 48,595
Cardiff Oncology, Inc.* 2,331 4,429
CareDx, Inc.* 1,873 42,742
Cartesian Therapeutics, Inc.* 390 2,941
Catalyst Pharmaceuticals, Inc.* 4,311 134,633
Celcuity, Inc.* 1,301 172,877
Celldex Therapeutics, Inc.* 2,818 88,570
CG oncology, Inc.* 2,203 137,225
Cogent Biosciences, Inc.* 5,326 186,197
Coherus Oncology, Inc.* 3,853 6,126
Compass Therapeutics, Inc.* 4,800 11,424
Corvus Pharmaceuticals, Inc.* 2,398 29,759
CRISPR Therapeutics AG(b) 3,403 191,181
Cullinan Therapeutics, Inc.* 2,013 33,094
Cytokinetics, Inc.* 4,793 367,911
Denali Therapeutics, Inc.* 5,302 111,554
Design Therapeutics, Inc.* 890 9,327
DiaMedica Therapeutics, Inc.* 1,275 7,637
Dianthus Therapeutics, Inc.* 1,340 124,633
Disc Medicine, Inc.* 1,021 71,031
Dyne Therapeutics, Inc.* 4,964 95,954
Editas Medicine, Inc.* 3,660 12,664
Eledon Pharmaceuticals, Inc.* 2,782 10,599
Emergent BioSolutions, Inc.* 1,941 17,702
Enanta Pharmaceuticals, Inc.* 1,017 13,384
Entrada Therapeutics, Inc.* 1,057 7,473
Erasca, Inc.* 7,067 90,740
Evommune, Inc.* 388 9,013
Fate Therapeutics, Inc.* 4,044 11,485
Fennec Pharmaceuticals, Inc.* 1,081 10,734
First Tracks Biotherapeutics,
Inc.* 680 10,853
Foghorn Therapeutics, Inc.* 1,282 5,487
Investments
Shares Value
Common Stocks (a) (continued)
Geron Corp.* 20,335 $ 25,419
Gossamer Bio, Inc.* 7,146 1,650
GRAIL, Inc.* 1,307 93,686
Greenwich Lifesciences, Inc.(b) 236 6,177
Gyre Therapeutics, Inc.* 441 2,606
Heron Therapeutics, Inc.* 5,714 4,972
Humacyte, Inc.* 6,034 7,844
Ideaya Biosciences, Inc.* 3,151 92,860
ImmunityBio, Inc.(b) 10,994 82,675
Immunome, Inc.* 3,800 82,954
Immunovant, Inc.* 3,037 101,132
Inhibikase Therapeutics, Inc.(b) 3,987 6,977
Inhibrx Biosciences, Inc.* 342 35,571
Inmune Bio, Inc.* 829 1,169
Intellia Therapeutics, Inc.* 4,136 58,194
Iovance Biotherapeutics, Inc.* 12,558 51,488
Ironwood Pharmaceuticals,
Inc., Class
a
A* 5,956 21,263
Jade Biosciences, Inc.* 1,189 25,017
Janux Therapeutics, Inc.* 1,594 23,256
KalVista Pharmaceuticals, Inc.* 1,429 38,397
Keros Therapeutics, Inc.* 1,085 12,206
Kodiak Sciences, Inc.* 1,405 51,578
Korro Bio, Inc.* 246 3,299
Krystal Biotech, Inc.* 922 284,926
Kura Oncology, Inc.* 3,003 30,631
Kymera Therapeutics, Inc.* 2,136 173,913
Larimar Therapeutics, Inc.* 1,755 6,107
Lexeo Therapeutics, Inc.* 2,460 12,644
Madrigal Pharmaceuticals, Inc.* 635 315,766
MannKind Corp.* 11,390 42,940
MapLight Therapeutics, Inc.* 723 21,191
MeiraGTx Holdings plc* 1,687 17,967
MiMedx Group, Inc.* 4,402 16,199
Mineralys Therapeutics, Inc.* 1,777 55,975
Mirum Pharmaceuticals, Inc.* 1,572 159,558
Monopar Therapeutics, Inc.(b) 162 10,536
Monte Rosa Therapeutics, Inc.* 2,256 44,466
Myriad Genetics, Inc.* 3,427 13,605
Neurogene, Inc.* 420 11,903
Nkarta, Inc.* 1,737 5,645
Novavax, Inc.* 5,579 61,202
Nurix Therapeutics, Inc.* 3,786 67,239
Nuvalent, Inc., Class
a
A* 1,866 205,988
Nuvectis Pharma, Inc.* 575 5,606
Olema Pharmaceuticals, Inc.* 2,602 34,320
Organogenesis Holdings, Inc.,
Class
a
A* 2,541 6,530
ORIC Pharmaceuticals, Inc.* 2,463 20,812
Oruka Therapeutics, Inc.* 1,724 100,906
Palvella Therapeutics, Inc.* 288 34,116
Perspective Therapeutics, Inc.* 2,312 9,109
Praxis Precision Medicines,
Inc.* 963 337,021
Precigen, Inc.* 6,714 29,139
Prime Medicine, Inc.* 3,825 13,579
Protagonist Therapeutics, Inc.* 2,169 215,946
Protalix BioTherapeutics, Inc.* 2,718 5,735
Protara Therapeutics, Inc.* 1,912 8,891
Prothena Corp. plc* 1,640 16,695

See accompanying notes to the financial statements.
ULTRAPRO RUSSELL2000 :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
PTC Therapeutics, Inc.* 2,936 $ 216,824
Puma Biotechnology, Inc.* 1,603 11,494
Recursion Pharmaceuticals,
Inc., Class
a
A(b) 17,069 61,278
REGENXBIO, Inc.* 1,760 12,338
Relay Therapeutics, Inc.* 5,244 73,678
Replimune Group, Inc.* 2,665 23,159
Rezolute, Inc.* 2,692 8,884
Rhythm Pharmaceuticals, Inc.* 1,974 174,344
Rigel Pharmaceuticals, Inc.* 665 20,276
Rocket Pharmaceuticals, Inc.* 3,151 9,674
Sana Biotechnology, Inc.* 6,247 20,615
Savara, Inc.* 5,454 28,361
Scholar Rock Holding Corp.* 3,252 160,324
SELLAS Life Sciences Group,
Inc.(b) 6,397 59,556
Sionna Therapeutics, Inc.* 605 25,906
Solid Biosciences, Inc.* 2,193 16,097
Spyre Therapeutics, Inc.* 2,782 204,477
Stoke Therapeutics, Inc.* 1,824 56,380
Syndax Pharmaceuticals, Inc.* 3,204 62,766
Tango Therapeutics, Inc.* 4,138 90,953
Taysha Gene Therapies, Inc.* 8,221 48,257
Tectonic Therapeutic, Inc.* 412 12,840
Tevogen Bio Holdings, Inc.* 29 229
TG Therapeutics, Inc.* 5,408 205,180
Tonix Pharmaceuticals Holding
Corp.* 506 6,239
Travere Therapeutics, Inc.* 3,073 144,984
TriSalus Life Sciences, Inc.* 1,044 3,560
TuHURA Biosciences, Inc.* 1,595 3,605
Twist Bioscience Corp.* 2,259 151,059
Tyra Biosciences, Inc.* 967 32,307
Upstream Bio, Inc.* 1,224 10,233
UroGen Pharma Ltd.* 1,500 42,195
Vanda Pharmaceuticals, Inc.* 2,076 13,390
Vaxcyte, Inc.* 4,625 237,725
Vera Therapeutics, Inc.,
Class
a
A* 2,301 81,732
Veracyte, Inc.* 2,921 135,359
Verastem, Inc.* 2,492 10,790
Vericel Corp.* 1,876 62,527
Vir Biotechnology, Inc.* 3,473 33,132
Viridian Therapeutics, Inc.* 3,030 53,389
Voyager Therapeutics, Inc.* 1,730 6,695
X4 Pharmaceuticals, Inc.* 1 4
Xencor, Inc.* 2,623 31,161
Xenon Pharmaceuticals, Inc.* 3,221 176,285
XOMA Royalty Corp.* 364 15,182
Zenas Biopharma, Inc.* 874 16,082
Zymeworks, Inc.* 1,855 46,616
10,562,773
Broadline Retail — 0.0%(c)
Groupon, Inc., Class
a
A* 943 19,077
Kohl's Corp. 4,064 58,359
Savers Value Village, Inc.(b) 1,431 12,807
90,243
Investments
Shares Value
Common Stocks (a) (continued)
Building Products — 0.5%
Apogee Enterprises, Inc. 791 $ 30,382
AZZ, Inc. 1,107 150,010
CSW Industrials, Inc. 593 164,243
Gibraltar Industries, Inc.* 1,111 42,940
Griffon Corp. 1,431 125,900
Insteel Industries, Inc. 692 19,023
Janus International Group, Inc.* 5,048 26,956
JELD-WEN Holding, Inc.* 3,164 6,834
Masterbrand, Inc.(b) 7,480 64,927
Modine Manufacturing Co.* 1,951 544,154
Quanex Building Products
Corp. 1,718 31,972
Resideo Technologies, Inc.* 4,813 150,503
Tecnoglass, Inc. 1,014 43,693
UFP Industries, Inc. 2,168 175,608
Zurn Elkay Water Solutions
Corp. 5,602 263,294
1,840,439
Capital Markets — 0.6%
Acadian Asset Management,
Inc. 1,000 72,310
AlTi Global, Inc.* 1,610 5,313
Artisan Partners Asset
Management, Inc., Class
a
A 2,336 87,460
Bakkt, Inc., Class
a
A* 603 6,555
BGC Group, Inc., Class
a
A 13,507 141,148
Cohen & Steers, Inc. 1,033 72,103
DigitalBridge Group, Inc. 7,034 110,012
Donnelley Financial Solutions,
Inc.* 949 37,666
Fold Holdings, Inc.* 235 227
GCM Grosvenor, Inc., Class
a
A 2,284 24,279
Innventure, Inc.* 1,929 10,281
Marex Group plc 2,048 108,421
MarketWise, Inc. 62 1,069
Miami International Holdings,
Inc.* 916 43,281
Moelis & Co., Class
a
A 2,766 186,124
Open Lending Corp.* 3,761 8,575
Patria Investments Ltd., Class
a
A 2,465 28,569
Perella Weinberg Partners,
Class
a
A 2,435 41,785
Piper Sandler Cos. 2,607 204,415
PJT Partners, Inc., Class
a
A 855 130,729
Ridgepost Capital, Inc., Class
a
A 2,174 18,001
Siebert Financial Corp.* 524 975
Silvercrest Asset Management
Group, Inc., Class
a
A 246 2,787
StepStone Group, Inc., Class
a
A 2,600 128,206
StoneX Group, Inc.* 2,737 310,239
Value Line, Inc. 27 869
Victory Capital Holdings, Inc.,
Class
a
A 1,677 141,790
Virtus Investment Partners, Inc. 238 34,041
Wealthfront Corp.* 1,303 15,923
Webull Corp.* 10,328 66,099
Westwood Holdings Group, Inc. 276 4,543

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
WisdomTree, Inc. 4,613 $ 87,878
2,131,673
Chemicals — 0.6%
AdvanSix, Inc. 981 22,014
American Vanguard Corp.* 946 2,441
Arq, Inc.* 1,191 3,287
Ascent Industries Co.* 304 4,119
ASP Isotopes, Inc.(b) 4,229 32,902
Aspen Aerogels, Inc.* 2,469 15,802
Avient Corp. 3,426 121,349
Balchem Corp. 1,226 192,151
Cabot Corp. 1,946 170,294
Chemours Co. (The) 5,616 124,451
Core Molding Technologies,
Inc.* 306 7,249
Ecovyst, Inc.* 4,256 56,137
Flotek Industries, Inc.* 532 10,613
Hawkins, Inc. 730 112,982
HB Fuller Co. 2,039 130,659
Ingevity Corp.* 1,337 90,675
Innospec, Inc. 925 76,720
Intrepid Potash, Inc.* 404 15,784
Koppers Holdings, Inc. 704 28,723
Kronos Worldwide, Inc. 811 5,831
LSB Industries, Inc.* 2,009 25,193
Mativ Holdings, Inc. 2,014 17,884
Minerals Technologies, Inc. 1,175 90,499
Orion SA 2,067 15,792
Perimeter Solutions, Inc.* 5,182 167,275
PureCycle Technologies, Inc.(b) 4,835 59,906
Quaker Chemical Corp. 514 73,774
Rayonier Advanced Materials,
Inc.* 2,402 21,978
Sensient Technologies Corp. 1,577 179,541
Solesence, Inc.* 694 854
Stepan Co. 800 42,280
Tronox Holdings plc 4,453 35,401
Valhi, Inc. 85 1,223
1,955,783
Commercial Services & Supplies — 0.5%
ABM Industries, Inc. 2,229 87,065
ACCO Brands Corp. 3,254 12,886
ACV Auctions, Inc., Class
a
A* 6,253 41,082
BrightView Holdings, Inc.* 2,650 32,754
Brink's Co. (The) 1,549 161,127
Casella Waste Systems, Inc.,
Class
a
A* 2,340 192,278
Cimpress plc* 632 62,290
CompX International, Inc. 54 1,358
CoreCivic, Inc.* 3,846 81,074
Deluxe Corp. 1,649 40,054
Ennis, Inc. 900 18,414
Enviri Corp.* 2,829 58,702
GEO Group, Inc. (The)* 4,965 112,557
Healthcare Services Group,
Inc.* 2,622 54,013
HNI Corp. 2,622 81,780
Interface, Inc., Class
a
A 2,157 63,847
Investments
Shares Value
Common Stocks (a) (continued)
Liquidity Services, Inc.* 868 $ 31,430
Millerknoll, Inc. 2,547 41,210
Mobile Infrastructure Corp.,
Class
a
A* 474 1,047
NLI Holdings, Inc. 312 1,894
Onterris, Inc.* 1,228 19,660
OPENLANE, Inc.* 3,921 149,390
Perma-Fix Environmental
Services, Inc.* 646 6,344
Pitney Bowes, Inc. 6,007 96,713
Quad/Graphics, Inc. 1,032 7,688
UniFirst Corp. 548 145,450
Vestis Corp.* 3,410 44,057
Virco Mfg. Corp. 421 2,539
1,648,703
Communications Equipment — 0.5%
ADTRAN Holdings, Inc.* 2,766 45,777
Applied Optoelectronics, Inc.* 2,463 390,164
Aviat Networks, Inc.* 437 7,766
BK Technologies Corp.* 108 8,915
Calix, Inc.* 2,245 89,239
Clearfield, Inc.* 429 20,257
Digi International, Inc.* 1,383 92,384
Extreme Networks, Inc.* 4,969 131,728
Harmonic, Inc.* 4,139 62,540
Inseego Corp.* 496 6,508
NETGEAR, Inc.* 1,016 26,406
NetScout Systems, Inc.* 2,604 108,379
Ribbon Communications, Inc.* 3,488 10,743
Viasat, Inc.* 4,603 371,094
Viavi Solutions, Inc.* 8,593 417,276
Vistance Networks, Inc. 8,131 101,475
1,890,651
Construction & Engineering — 1.2%
Ameresco, Inc., Class
a
A* 1,193 42,924
Arcosa, Inc. 1,809 229,291
Argan, Inc. 498 332,176
Bowman Consulting Group
Ltd., Class
a
A* 522 16,459
Cardinal Infrastructure Group,
Inc., Class
a
A* 479 24,855
Centuri Holdings, Inc.* 3,283 100,919
Concrete Pumping Holdings,
Inc.* 806 6,303
Construction Partners, Inc.,
Class
a
A* 1,777 206,967
Dycom Industries, Inc.* 1,085 553,350
Fluor Corp.* 6,003 274,697
Granite Construction, Inc. 1,630 223,049
IES Holdings, Inc.* 341 231,317
Legence Corp., Class
a
A* 1,909 159,860
Limbach Holdings, Inc.* 395 30,593
Matrix Service Co.* 1,012 13,288
MYR Group, Inc.* 574 266,944
NWPX Infrastructure, Inc.* 351 41,404
Orion Group Holdings, Inc.* 1,406 19,347
Primoris Services Corp. 2,013 253,195
Southland Holdings, Inc.* 466 569

See accompanying notes to the financial statements.
ULTRAPRO RUSSELL2000 :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Sterling Infrastructure, Inc.* 1,111 $ 956,393
Tutor Perini Corp. 1,655 118,316
4,102,216
Construction Materials — 0.1%
Knife River Corp.* 2,130 167,226
Smith-Midland Corp.* 101 3,237
Titan America SA(b) 908 14,773
United States Lime & Minerals,
Inc. 404 46,052
231,288
Consumer Finance — 0.4%
Atlanticus Holdings Corp.* 197 16,985
Bread Financial Holdings, Inc. 1,707 152,043
Consumer Portfolio Services,
Inc.* 357 3,520
Dave, Inc.* 384 108,503
Encore Capital Group, Inc.* 811 64,823
Enova International, Inc.* 887 143,259
FirstCash Holdings, Inc. 1,477 324,807
Green Dot Corp., Class
a
A* 2,015 25,933
Jefferson Capital, Inc. 831 14,119
LendingClub Corp.* 4,259 76,023
LendingTree, Inc.* 414 15,815
Medallion Financial Corp. 606 5,896
Navient Corp. 2,533 21,683
Nelnet, Inc., Class
a
A 484 63,196
NerdWallet, Inc., Class
a
A(b) 1,478 12,711
Oportun Financial Corp.* 1,511 8,190
OppFi, Inc.* 970 8,235
PRA Group, Inc.* 1,447 22,081
PROG Holdings, Inc. 1,464 53,831
Regional Management Corp. 342 12,572
Upstart Holdings, Inc.* 3,210 108,466
Vroom, Inc.* 41 484
World Acceptance Corp.* 89 14,693
1,277,868
Consumer Staples Distribution & Retail — 0.2%
Andersons, Inc. (The) 1,207 85,202
Chefs' Warehouse, Inc. (The)* 1,360 104,094
Grocery Outlet Holding Corp.* 3,530 30,040
HF Foods Group, Inc.* 1,494 2,913
Ingles Markets, Inc., Class
a
A 548 48,476
Natural Grocers by Vitamin
Cottage, Inc. 477 14,005
PriceSmart, Inc. 955 162,340
United Natural Foods, Inc.* 2,233 114,665
Village Super Market, Inc.,
Class
a
A 338 15,704
Weis Markets, Inc. 512 37,361
614,800
Containers & Packaging — 0.1%
Ardagh Metal Packaging SA 5,192 20,924
Greif, Inc., Class
a
A 896 56,744
Greif, Inc., Class
a
B 174 13,972
Myers Industries, Inc. 1,382 31,510
O-I Glass, Inc.* 5,724 50,085
Investments
Shares Value
Common Stocks (a) (continued)
Ranpak Holdings Corp.,
Class
a
A* 1,749 $ 12,068
TriMas Corp. 1,192 48,788
234,091
Distributors — 0.0%(c)
GigaCloud Technology, Inc.,
Class
a
A* 894 32,220
Gold. Com, Inc. 707 29,913
Weyco Group, Inc. 229 8,081
70,214
Diversified Consumer Services — 0.4%
American Public Education,
Inc.* 649 32,106
Carriage Services, Inc., Class
a
A 529 21,790
Coursera, Inc.* 8,129 43,815
Covista, Inc.* 1,270 149,606
Driven Brands Holdings, Inc.* 2,226 30,808
Frontdoor, Inc.* 2,703 167,775
Graham Holdings Co., Class
a
B 120 131,675
KinderCare Learning Cos., Inc.* 1,173 4,504
Laureate Education, Inc.* 4,737 151,537
Lincoln Educational Services
Corp.* 1,104 51,137
Matthews International Corp.,
Class
a
A 1,111 29,486
McGraw Hill, Inc.* 1,081 13,015
Nerdy, Inc.* 2,237 1,840
OneSpaWorld Holdings Ltd. 3,723 88,421
Perdoceo Education Corp. 2,398 77,647
Phoenix Education Partners,
Inc. 184 5,564
Strategic Education, Inc. 854 65,545
Stride, Inc.* 1,558 143,928
Universal Technical Institute,
Inc.* 1,760 65,842
1,276,041
Diversified REITs — 0.2%
AH Realty Trust, Inc., REIT 2,975 20,260
Alpine Income Property Trust,
Inc., REIT 489 9,423
American Assets Trust, Inc.,
REIT 1,940 45,202
Broadstone Net Lease, Inc.,
REIT 7,070 143,026
CTO Realty Growth, Inc., REIT 1,167 23,982
Essential Properties Realty
Trust, Inc., REIT 7,402 226,353
Gladstone Commercial Corp.,
REIT 1,800 22,698
Global Net Lease, Inc., REIT 7,387 69,216
Modiv Industrial, Inc., Class
a
C,
REIT 354 6,429
NexPoint Diversified Real
Estate Trust, REIT 1,366 7,294
573,883
Diversified Telecommunication Services — 0.2%
Anterix, Inc.* 419 26,824

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
ATN International, Inc. 374 $ 10,532
Bandwidth, Inc., Class
a
A* 1,030 66,919
Cogent Communications
Holdings, Inc. 1,817 32,270
Globalstar, Inc.* 1,872 157,641
IDT Corp., Class
a
B 605 33,372
Liberty Latin America Ltd.,
Class
a
A* 1,085 8,756
Liberty Latin America Ltd.,
Class
a
C* 5,166 42,361
Lumen Technologies, Inc.* 35,535 390,530
Shenandoah
Telecommunications Co. 1,891 30,162
Uniti Group, Inc. 6,228 69,878
869,245
Electric Utilities — 0.3%
Genie Energy Ltd., Class
a
B 783 10,868
Hawaiian Electric Industries,
Inc.* 6,097 81,090
MGE Energy, Inc. 1,372 103,586
Oklo, Inc., Class
a
A(b) 4,545 303,970
Otter Tail Corp. 1,438 124,617
Portland General Electric Co. 4,222 211,607
TXNM Energy, Inc. 3,755 222,333
1,058,071
Electrical Equipment — 1.5%
Allient, Inc. 536 42,430
American Superconductor
Corp.* 1,718 87,515
Amprius Technologies, Inc.* 4,291 87,022
Array Technologies, Inc.* 5,654 51,338
Atkore, Inc. 1,256 104,009
Bloom Energy Corp., Class
a
A* 8,143 2,320,755
EnerSys 1,372 312,775
Enovix Corp.(b) 7,176 57,264
Eos Energy Enterprises, Inc.* 11,499 96,937
Fluence Energy, Inc.* 3,399 64,173
Hyliion Holdings Corp.* 4,613 32,245
KULR Technology Group, Inc.* 1,577 7,538
LSI Industries, Inc. 1,031 24,981
NANO Nuclear Energy, Inc.(b) 1,489 43,002
Net Power, Inc.(b) 1,457 2,929
Nextpower, Inc., Class
a
A* 5,434 849,878
NuScale Power Corp., Class
a
A* 5,930 75,133
Plug Power, Inc.* 49,326 194,838
Powell Industries, Inc. 1,067 303,476
Power Solutions International,
Inc.* 318 13,254
Preformed Line Products Co. 94 34,763
Shoals Technologies Group,
Inc., Class
a
A* 6,261 77,949
SKYX Platforms Corp.* 3,346 3,781
SunPower, Inc.* 3,018 3,199
Sunrun, Inc.* 8,461 141,468
Vicor Corp.* 856 286,623
5,319,275
Investments
Shares Value
Common Stocks (a) (continued)
Electronic Equipment, Instruments & Components — 1.5%
908 Devices, Inc.* 1,032 $ 8,679
Advanced Energy Industries,
Inc. 1,406 424,865
Aeva Technologies, Inc.* 1,487 41,904
Arlo Technologies, Inc.* 3,784 50,479
Badger Meter, Inc. 1,106 137,033
Bel Fuse, Inc., Class
a
A 58 14,207
Bel Fuse, Inc., Class
a
B 444 121,887
Belden, Inc. 1,459 153,312
Benchmark Electronics, Inc. 1,315 111,065
Climb Global Solutions, Inc. 579 12,535
CTS Corp. 1,075 69,026
Daktronics, Inc.* 1,477 30,544
ePlus, Inc. 978 80,284
Evolv Technologies Holdings,
Inc.* 5,783 37,300
Fabrinet* 1,344 879,191
Frequency Electronics, Inc.* 247 18,742
Insight Enterprises, Inc.* 1,086 115,529
Itron, Inc.* 1,688 139,226
Kimball Electronics, Inc.* 908 23,544
Knowles Corp.* 3,184 119,113
Methode Electronics, Inc. 1,241 14,321
MicroVision, Inc.* 11,379 6,904
Mirion Technologies, Inc.,
Class
a
A* 8,930 163,240
M-Tron Industries, Inc.* 123 11,193
Napco Security Technologies,
Inc. 1,287 48,301
Neonode, Inc.* 464 793
nLight, Inc.* 1,772 131,341
Novanta, Inc.* 1,342 213,821
OSI Systems, Inc.* 589 127,666
Ouster, Inc.* 2,113 97,304
PC Connection, Inc. 411 28,602
Plexus Corp.* 990 265,676
Powerfleet, Inc.* 4,626 18,088
Richardson Electronics Ltd. 448 7,607
Rogers Corp.* 671 94,960
Sanmina Corp.* 1,986 515,824
ScanSource, Inc.* 815 37,710
TTM Technologies, Inc.* 3,817 663,089
Vishay Intertechnology, Inc. 4,511 234,798
Vishay Precision Group, Inc.* 443 55,512
Vuzix Corp.* 2,518 11,583
5,336,798
Energy Equipment & Services — 0.8%
Archrock, Inc. 6,434 215,475
Atlas Energy Solutions, Inc.,
Class
a
A(b) 2,892 48,268
Borr Drilling Ltd.* 10,629 53,251
Bristow Group, Inc., Class
a
A 1,058 44,055
Cactus, Inc., Class
a
A 2,554 148,234
Core Laboratories, Inc. 1,750 23,923
DMC Global, Inc.* 724 4,930
Energy Services of America
Corp. 441 6,584

See accompanying notes to the financial statements.
ULTRAPRO RUSSELL2000 :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Expro Group Holdings NV* 3,049 $ 45,034
Flowco Holdings, Inc., Class
a
A 819 19,156
Forum Energy Technologies,
Inc.* 396 19,887
Helix Energy Solutions Group,
Inc.* 5,183 48,461
Helmerich & Payne, Inc. 3,687 140,659
Innovex International, Inc.* 1,440 38,462
Kodiak Gas Services, Inc. 3,472 232,103
Liberty Energy, Inc., Class
a
A 5,884 172,166
Mammoth Energy Services,
Inc.* 903 3,025
Nabors Industries Ltd.* 528 48,909
National Energy Services
Reunited Corp.* 2,507 61,045
Natural Gas Services Group,
Inc. 376 14,777
Noble Corp. plc 4,706 218,735
Oceaneering International, Inc.* 3,685 140,878
Oil States International, Inc.* 2,100 17,850
Patterson-UTI Energy, Inc. 12,926 144,900
ProFrac Holding Corp.,
Class
a
A* 1,069 6,532
ProPetro Holding Corp.* 3,649 55,684
Ranger Energy Services, Inc.,
Class
a
A 807 12,476
RPC, Inc. 3,333 22,064
SEACOR Marine Holdings, Inc.* 812 6,131
Seadrill Ltd.* 2,337 110,236
Select Water Solutions, Inc.,
Class
a
A 3,525 63,203
Solaris Energy Infrastructure,
Inc., Class
a
A 1,725 119,957
TETRA Technologies, Inc.* 4,732 48,408
Tidewater, Inc.* 1,836 134,928
Transocean Ltd.* 34,616 214,273
Valaris Ltd.* 2,327 215,550
2,920,209
Entertainment — 0.2%
AMC Entertainment Holdings,
Inc., Class
a
A(b) 19,247 33,297
Atlanta Braves Holdings, Inc.,
Class
a
A* 251 13,454
Atlanta Braves Holdings, Inc.,
Class
a
C* 1,721 85,362
Cinemark Holdings, Inc. 3,955 110,740
CuriosityStream, Inc. 1,535 4,390
Gaia, Inc., Class
a
A* 622 1,455
IMAX Corp.* 1,630 64,678
Lionsgate Studios Corp.* 7,633 109,533
Madison Square Garden
Entertainment Corp., Class
a
A* 1,479 104,314
Marcus Corp. (The) 849 16,055
Meridian Holdings, Inc.* 67 779
Playstudios, Inc.* 3,328 1,845
Playtika Holding Corp. 2,092 7,887
Reservoir Media, Inc.* 758 7,822
Sphere Entertainment Co.* 1,014 140,419
Starz Entertainment Corp.* 429 10,030
Investments
Shares Value
Common Stocks (a) (continued)
Vivid Seats, Inc., Class
a
A* 219 $ 1,899
713,959
Financial Services — 0.6%
Acacia Research Corp.* 1,270 5,905
Alerus Financial Corp. 874 24,979
Banco Latinoamericano de
Comercio Exterior SA,
Class
a
E 1,051 58,688
Better Home & Finance Holding
Co.* 223 6,505
Burford Capital Ltd. 7,494 34,772
Cannae Holdings, Inc. 1,562 23,164
Cass Information Systems, Inc. 433 19,931
Compass Diversified Holdings* 2,504 28,420
Enact Holdings, Inc. 1,029 43,002
Essent Group Ltd. 3,464 200,531
EVERTEC, Inc. 2,398 58,679
Federal Agricultural Mortgage
Corp., Class
a
C 346 61,515
Finance of America Cos., Inc.,
Class
a
A* 167 3,327
Flywire Corp.* 4,365 70,015
HA Sustainable Infrastructure
Capital, Inc. 4,652 190,732
International Money Express,
Inc.* 1,020 15,269
Jackson Financial, Inc., Class
a
A 2,517 259,528
loanDepot, Inc., Class
a
A* 3,737 4,933
Marqeta, Inc., Class
a
A* 13,346 54,185
Merchants Bancorp 968 45,631
NCR Atleos Corp.* 2,727 121,624
NewtekOne, Inc. 916 12,714
NMI Holdings, Inc., Class
a
A* 2,869 102,997
Onity Group, Inc.* 265 9,153
Pagseguro Digital Ltd., Class
a
A 6,678 62,439
Payoneer Global, Inc.* 10,778 56,046
Paysafe Ltd.* 1,172 9,060
Paysign, Inc.* 1,306 9,495
PennyMac Financial Services,
Inc. 1,087 91,167
Priority Technology Holdings,
Inc.* 1,051 6,716
Radian Group, Inc. 5,050 172,457
Remitly Global, Inc.* 6,381 127,748
Repay Holdings Corp., Class
a
A* 2,509 9,735
Security National Financial
Corp., Class
a
A* 605 5,868
Sezzle, Inc.* 605 71,481
StoneCo Ltd., Class
a
A 9,354 107,103
Velocity Financial, Inc.* 434 7,595
Walker & Dunlop, Inc. 1,231 61,784
Waterstone Financial, Inc. 564 10,440
2,265,333
Food Products — 0.2%
Alico, Inc. 208 8,455
B&G Foods, Inc. 2,900 11,861
Beyond Meat, Inc.* 15,642 12,334
BRC, Inc., Class
a
A* 3,438 5,638
Cal-Maine Foods, Inc. 1,625 121,420

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Dole plc 2,501 $ 34,989
Forafric Global plc* 206 2,095
Fresh Del Monte Produce, Inc. 1,238 39,789
Hain Celestial Group, Inc. (The)* 3,363 2,666
J & J Snack Foods Corp. 561 42,703
John B Sanfilippo & Son, Inc. 289 21,649
Lifeway Foods, Inc.* 192 4,576
Limoneira Co. 623 7,925
Mama's Creations, Inc.* 1,371 18,920
Marzetti Co. (The) 748 83,731
Mission Produce, Inc.* 2,199 24,495
Seneca Foods Corp., Class
a
A* 175 25,163
Simply Good Foods Co. (The)* 3,202 36,887
Tootsie Roll Industries, Inc. 693 26,133
Utz Brands, Inc. 2,741 20,064
Vital Farms, Inc.* 1,291 12,923
Westrock Coffee Co.* 1,371 11,009
575,425
Gas Utilities — 0.3%
Brookfield Infrastructure Corp.,
Class
a
A(b) 4,490 186,470
Chesapeake Utilities Corp. 874 107,782
New Jersey Resources Corp. 3,763 207,906
Northwest Natural Holding Co. 1,550 75,159
ONE Gas, Inc. 2,231 173,438
RGC Resources, Inc. 306 7,053
Southwest Gas Holdings, Inc. 2,561 220,784
Spire, Inc. 2,173 178,751
1,157,343
Ground Transportation — 0.1%
ArcBest Corp. 838 114,546
Covenant Logistics Group, Inc.,
Class
a
A 565 22,431
FTAI Infrastructure, Inc. 4,077 18,184
Heartland Express, Inc. 1,632 24,464
Hertz Global Holdings, Inc.(b) 4,451 24,035
Marten Transport Ltd. 2,174 37,480
PAMT Corp.* 178 2,408
Proficient Auto Logistics, Inc.* 903 4,939
RXO, Inc.* 6,056 154,913
Universal Logistics Holdings,
Inc. 251 3,993
Werner Enterprises, Inc. 2,157 89,537
496,930
Health Care Equipment & Supplies — 0.8%
Accuray, Inc.* 3,678 1,392
Acme United Corp. 121 5,106
Alphatec Holdings, Inc.* 4,373 33,891
AngioDynamics, Inc.* 1,398 16,049
Anteris Technologies Global
Corp.* 2,952 25,446
Artivion, Inc.* 1,624 36,037
AtriCure, Inc.* 1,799 49,778
Avanos Medical, Inc.* 1,668 41,366
Axogen, Inc.* 1,802 71,143
Beta Bionics, Inc.* 1,448 17,550
Bioventus, Inc., Class
a
A* 1,735 14,765
Investments
Shares Value
Common Stocks (a) (continued)
Butterfly Network, Inc.* 7,292 $ 33,179
CapsoVision, Inc.(b) 1,038 7,038
Carlsmed, Inc.* 306 3,495
Ceribell, Inc.* 1,005 18,542
Cerus Corp.* 6,874 20,897
ClearPoint Neuro, Inc.(b) 1,032 13,075
CONMED Corp. 1,159 41,376
CVRx, Inc.* 595 3,320
Delcath Systems, Inc.* 1,122 12,095
Electromed, Inc.* 251 9,468
Embecta Corp. 2,219 7,500
Enovis Corp.* 2,129 48,286
Glaukos Corp.* 2,084 215,381
Haemonetics Corp.* 1,750 118,667
ICU Medical, Inc.* 903 122,257
Inogen, Inc.* 883 5,731
Integer Holdings Corp.* 1,284 114,764
Integra LifeSciences Holdings
Corp.* 2,497 40,052
iRadimed Corp. 303 27,470
IRhythm Holdings, Inc.* 1,189 135,427
Kestra Medical Technologies
Ltd.* 1,000 21,260
KORU Medical Systems, Inc.* 1,608 6,528
Lantheus Holdings, Inc.* 2,435 241,796
LeMaitre Vascular, Inc. 777 73,543
LENSAR, Inc.* 353 2,047
LivaNova plc* 2,031 149,888
Lucid Diagnostics, Inc.* 3,357 3,458
Merit Medical Systems, Inc.* 2,179 137,408
Myomo, Inc.* 1,334 1,454
Neogen Corp.* 8,141 73,025
Neuronetics, Inc.* 1,381 2,127
NeuroPace, Inc.* 947 15,663
Novocure Ltd.* 3,783 64,462
Omnicell, Inc.* 1,660 73,272
OraSure Technologies, Inc.* 2,586 11,120
Orthofix Medical, Inc.* 1,462 13,553
OrthoPediatrics Corp.* 627 10,766
Outset Medical, Inc.* 625 3,056
Picard Medical, Inc.* 180 27
Procept Biorobotics Corp.* 1,982 52,186
Pro-Dex, Inc.* 79 5,117
Pulmonx Corp.* 1,377 2,272
Pulse Biosciences, Inc.(b) 657 16,425
QuidelOrtho Corp.* 2,526 32,889
RxSight, Inc.* 1,453 7,744
Sanara Medtech, Inc.* 114 2,598
SANUWAVE Health, Inc.* 276 4,546
Shoulder Innovations, Inc.* 387 5,689
SI-BONE, Inc.* 1,436 20,248
Sight Sciences, Inc.* 1,557 7,567
STAAR Surgical Co.* 1,275 38,110
Stereotaxis, Inc.* 2,311 4,576
Strive, Inc., Class
a
A* 1,945 34,368
Tactile Systems Technology,
Inc.* 822 20,229
Tandem Diabetes Care, Inc.* 2,526 43,447
TransMedics Group, Inc.* 1,252 84,134
Treace Medical Concepts, Inc.* 1,798 6,221

See accompanying notes to the financial statements.
ULTRAPRO RUSSELL2000 :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
UFP Technologies, Inc.* 280 $ 61,628
Utah Medical Products, Inc. 116 7,708
Varex Imaging Corp.* 1,552 15,877
2,688,575
Health Care Providers & Services — 1.1%
Accendra Health, Inc.* 2,804 7,963
AdaptHealth Corp., Class
a
A* 3,797 38,464
Addus HomeCare Corp.* 677 62,067
agilon health, Inc.* 459 42,357
AirSculpt Technologies, Inc.(b) 438 2,356
Alignment Healthcare, Inc.* 7,280 111,530
AMN Healthcare Services, Inc.* 1,427 41,340
Ardent Health, Inc.* 865 7,984
Astrana Health, Inc.* 1,519 57,145
Aveanna Healthcare Holdings,
Inc.* 2,036 14,598
BrightSpring Health Services,
Inc.* 4,805 296,372
Brookdale Senior Living, Inc.* 8,666 111,531
Castle Biosciences, Inc.* 1,070 22,556
Clover Health Investments
Corp., Class
a
A* 15,217 60,564
Community Health Systems,
Inc.* 4,772 12,980
Concentra Group Holdings
Parent, Inc. 4,355 108,309
CorVel Corp.* 1,085 66,999
Cross Country Healthcare, Inc.* 1,164 15,237
DocGo, Inc.* 3,343 2,200
Ensign Group, Inc. (The) 2,091 350,556
Fulgent Genetics, Inc.* 781 14,167
GeneDx Holdings Corp.,
Class
a
A* 709 36,861
Guardant Health, Inc.* 4,624 599,687
Guardian Pharmacy Services,
Inc., Class
a
A* 838 32,464
HealthEquity, Inc.* 3,138 276,113
Hims & Hers Health, Inc.(b) 7,651 200,074
Innovage Holding Corp.* 755 5,730
Joint Corp. (The)* 334 2,973
LifeStance Health Group, Inc.* 6,193 47,748
Lumexa Imaging Holdings, Inc.
(b) 946 7,360
Nano-X Imaging Ltd.* 2,593 4,979
National HealthCare Corp. 475 87,599
NeoGenomics, Inc.* 4,804 50,538
NRC Health 444 8,671
Nutex Health, Inc.* 192 24,789
Omada Health, Inc.* 1,237 22,229
Oncology Institute, Inc. (The)* 2,969 13,925
OPKO Health, Inc.* 15,321 22,369
Option Care Health, Inc.* 5,950 124,176
PACS Group, Inc.* 1,642 60,179
Pediatrix Medical Group, Inc.* 3,182 68,540
Pennant Group, Inc. (The)* 1,265 43,326
Privia Health Group, Inc.* 4,331 93,160
Progyny, Inc.* 2,796 71,466
RadNet, Inc.* 2,546 141,379
SBC Medical Group Holdings,
Inc.* 416 1,335
Investments
Shares Value
Common Stocks (a) (continued)
Select Medical Holdings Corp. 4,007 $ 66,116
Sonida Senior Living, Inc.* 205 7,247
Strata Critical Medical, Inc.* 2,581 16,286
Surgery Partners, Inc.* 2,879 38,463
Talkspace, Inc.* 5,317 27,648
US Physical Therapy, Inc. 561 36,050
Viemed Healthcare, Inc.* 1,248 12,280
3,699,035
Health Care REITs — 0.4%
American Healthcare REIT, Inc. 6,659 325,559
CareTrust REIT, Inc. 8,377 341,949
Chiron Real Estate, Inc., REIT 478 17,227
Community Healthcare Trust,
Inc., REIT 1,016 17,496
Diversified Healthcare Trust,
REIT 8,174 68,008
LTC Properties, Inc., REIT 1,761 65,879
National Health Investors, Inc.,
REIT 1,753 128,477
Sabra Health Care REIT, Inc. 9,283 184,639
Sila Realty Trust, Inc., REIT 2,075 62,748
Strawberry Fields REIT, Inc. 284 3,726
Universal Health Realty Income
Trust, REIT 483 20,020
1,235,728
Health Care Technology — 0.1%
Claritev Corp.(b) 342 8,591
Definitive Healthcare Corp.,
Class
a
A* 1,114 1,037
Evolent Health, Inc., Class
a
A* 4,152 16,400
Health Catalyst, Inc.* 2,371 3,272
HealthStream, Inc. 883 22,048
HeartFlow, Inc.* 740 22,925
LifeMD, Inc.* 1,475 6,313
OptimizeRx Corp.* 584 3,031
Phreesia, Inc.* 2,157 21,268
Schrodinger, Inc.* 2,096 31,859
Simulations Plus, Inc.* 625 10,694
Teladoc Health, Inc.* 6,629 50,447
TruBridge, Inc.* 349 9,060
Waystar Holding Corp.* 4,105 81,731
288,676
Hotel & Resort REITs — 0.2%
Apple Hospitality REIT, Inc. 8,346 122,603
Braemar Hotels & Resorts, Inc.,
REIT 2,048 5,038
Chatham Lodging Trust, REIT 1,734 18,814
DiamondRock Hospitality Co.,
REIT 7,582 83,326
Pebblebrook Hotel Trust, REIT 4,190 63,897
RLJ Lodging Trust, REIT 4,619 44,943
Ryman Hospitality Properties,
Inc., REIT 2,299 264,684
Service Properties Trust, REIT 20,317 36,367
Summit Hotel Properties, Inc.,
REIT 3,967 22,890

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Sunstone Hotel Investors, Inc.,
REIT 6,778 $ 73,338
Xenia Hotels & Resorts, Inc.,
REIT 3,542 61,525
797,425
Hotels, Restaurants & Leisure — 0.5%
Accel Entertainment, Inc.,
Class
a
A* 1,872 22,258
Bally's Corp.* 359 5,091
Biglari Holdings, Inc., Class
a
B* 22 6,390
BJ's Restaurants, Inc.* 711 33,452
Black Rock Coffee Bar, Inc.,
Class
a
A* 638 5,308
Bloomin' Brands, Inc. 3,127 26,392
Brightstar Lottery plc 3,908 43,887
Brinker International, Inc.* 1,619 230,513
Cheesecake Factory, Inc. (The) 1,723 113,787
Cracker Barrel Old Country
Store, Inc. 830 28,071
Dave & Buster's Entertainment,
Inc.* 1,016 13,584
Dine Brands Global, Inc. 525 16,474
El Pollo Loco Holdings, Inc.* 1,046 15,554
First Watch Restaurant Group,
Inc.* 2,233 25,970
Genius Sports Ltd.* 8,145 47,730
Global Business Travel Group I* 4,861 45,402
Hilton Grand Vacations, Inc.* 2,265 117,825
Inspired Entertainment, Inc.* 931 7,169
Jack in the Box, Inc.* 658 8,192
Krispy Kreme, Inc.* 2,867 10,092
Kura Sushi USA, Inc., Class
a
A* 251 14,104
Life Time Group Holdings, Inc.* 5,630 186,240
Lindblad Expeditions Holdings,
Inc.* 1,424 32,681
Marriott Vacations Worldwide
Corp. 1,039 88,190
Monarch Casino & Resort, Inc. 477 57,364
Nathan's Famous, Inc. 110 11,099
Navan, Inc., Class
a
A* 1,394 29,790
Papa John's International, Inc. 1,219 41,702
Portillo's, Inc., Class
a
A* 2,482 10,648
Pursuit Attractions and
Hospitality, Inc.* 792 35,458
RCI Hospitality Holdings, Inc. 268 6,799
Red Rock Resorts, Inc., Class
a
A 1,818 106,135
Rush Street Interactive, Inc.* 3,409 86,384
Sabre Corp.* 13,804 24,295
Serve Robotics, Inc.(b) 2,440 22,814
Shake Shack, Inc., Class
a
A* 1,447 93,056
Six Flags Entertainment Corp.* 3,577 75,153
Super Group SGHC Ltd. 5,931 73,841
Sweetgreen, Inc., Class
a
A* 3,857 38,416
Target Hospitality Corp.* 1,196 20,762
United Parks & Resorts, Inc.(b) 1,015 40,732
Xponential Fitness, Inc.,
Class
a
A* 1,033 5,671
1,924,475
Investments
Shares Value
Common Stocks (a) (continued)
Household Durables — 0.5%
Bassett Furniture Industries,
Inc. 303 $ 4,533
Beazer Homes USA, Inc.* 1,029 26,126
Cavco Industries, Inc.* 290 155,591
Century Communities, Inc. 948 50,073
Champion Homes, Inc.* 2,084 153,445
Cricut, Inc., Class
a
A 1,765 7,325
Dream Finders Homes, Inc.,
Class
a
A* 1,098 16,975
Ethan Allen Interiors, Inc. 867 17,878
Flexsteel Industries, Inc. 131 7,548
Green Brick Partners, Inc.* 1,162 78,156
Hamilton Beach Brands Holding
Co., Class
a
A 264 5,359
Helen of Troy Ltd.* 852 23,123
Hovnanian Enterprises, Inc.,
Class
a
A* 179 19,754
Installed Building Products, Inc. 866 181,843
KB Home 2,299 112,329
La-Z-Boy, Inc. 1,548 58,174
Legacy Housing Corp.* 318 7,635
Leggett & Platt, Inc. 4,972 51,063
LGI Homes, Inc.* 765 36,575
Lovesac Co. (The)* 495 7,613
M/I Homes, Inc.* 974 128,198
Meritage Homes Corp. 2,510 163,752
Sonos, Inc.* 4,448 70,189
Taylor Morrison Home Corp.,
Class
a
A* 3,581 209,489
Traeger, Inc.* 21 1,461
1,594,207
Household Products — 0.1%
Central Garden & Pet Co.* 310 11,929
Central Garden & Pet Co.,
Class
a
A* 1,846 63,004
Energizer Holdings, Inc. 2,329 42,434
Oil-Dri Corp. of America 373 28,594
Spectrum Brands Holdings, Inc. 841 66,178
WD-40 Co. 509 101,785
313,924
Independent Power and Renewable Electricity Producers — 0.1%
Hallador Energy Co.* 1,265 24,364
Montauk Renewables, Inc.* 2,503 4,355
Ormat Technologies, Inc. 2,273 311,924
340,643
Industrial Conglomerates — 0.0%(c)
Brookfield Business Corp.,
Class
a
A 857 28,135
Industrial REITs — 0.1%
Industrial Logistics Properties
Trust, REIT 2,071 18,577
Innovative Industrial Properties,
Inc., REIT 1,036 60,078
LXP Industrial Trust, REIT 2,174 112,265

See accompanying notes to the financial statements.
ULTRAPRO RUSSELL2000 :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
One Liberty Properties, Inc.,
REIT 684 $ 16,108
Terreno Realty Corp., REIT 3,813 250,476
457,504
Insurance — 0.6%
Abacus Global Management,
Inc. 1,504 13,506
American Coastal Insurance
Corp. 906 9,468
American Integrity Insurance
Group, Inc. 445 7,280
AMERISAFE, Inc. 707 21,670
Ategrity Specialty Holdings
LLC* 338 6,594
Baldwin Insurance Group, Inc.
(The), Class
a
A* 3,564 69,213
Bowhead Specialty Holdings,
Inc.* 659 17,543
Citizens, Inc., Class
a
A(b) 1,684 8,740
CNO Financial Group, Inc. 3,511 161,401
Crawford & Co., Class
a
A 608 6,354
Donegal Group, Inc., Class
a
A 626 10,623
eHealth, Inc.* 1,081 1,675
Employers Holdings, Inc. 835 36,322
Exzeo Group, Inc.* 287 3,975
F&G Annuities & Life, Inc. 1,378 38,198
Genworth Financial, Inc.,
Class
a
A* 14,734 126,123
GoHealth, Inc., Class
a
A* 344 220
Goosehead Insurance, Inc.,
Class
a
A* 882 30,332
Greenlight Capital Re Ltd.,
Class
a
A* 978 15,325
Hamilton Insurance Group Ltd.,
Class
a
B 1,647 48,768
HCI Group, Inc. 406 62,552
Heritage Insurance Holdings,
Inc.* 915 19,837
Hippo Holdings, Inc.* 665 17,204
Horace Mann Educators Corp. 1,518 69,418
Investors Title Co. 53 12,442
James River Group Holdings,
Inc. 1,368 5,349
Kestrel Group Ltd.* 100 1,124
Kingstone Cos., Inc. 406 6,037
Kingsway Corp.* 786 7,852
Lemonade, Inc.* 2,301 133,458
MBIA, Inc.* 1,700 9,979
Mercury General Corp. 1,002 98,226
NI Holdings, Inc.* 254 3,551
Octave Specialty Group, Inc.* 1,448 7,935
Oscar Health, Inc., Class
a
A* 7,563 168,125
Palomar Holdings, Inc.* 978 104,685
Pelagos Insurance Capital Ltd. 2,048 44,196
ProAssurance Corp.* 1,905 45,701
Root, Inc., Class
a
A* 457 23,791
Safety Insurance Group, Inc. 551 38,664
Selective Insurance Group, Inc. 2,241 193,936
Selectquote, Inc.* 5,225 5,225
SiriusPoint Ltd.* 3,819 81,536
Investments
Shares Value
Common Stocks (a) (continued)
Skyward Specialty Insurance
Group, Inc.* 1,458 $ 64,327
Slide Insurance Holdings, Inc.* 2,631 47,437
Stewart Information Services
Corp. 1,122 72,908
Tiptree, Inc., Class
a
A 875 15,960
Trupanion, Inc.* 1,380 30,112
United Fire Group, Inc. 785 34,799
Universal Insurance Holdings,
Inc. 944 34,947
2,094,643
Interactive Media & Services — 0.1%
Angi, Inc., Class
a
A* 1,304 7,641
Arena Group Holdings, Inc.
(The)* 571 799
Bumble, Inc., Class
a
A* 2,677 8,486
Cargurus, Inc., Class
a
A* 2,940 87,788
Cars.com, Inc.* 1,947 20,015
EverQuote, Inc., Class
a
A* 1,069 20,568
fuboTV, Inc., Class
a
A(b) 1,068 10,776
Getty Images Holdings, Inc.* 2,963 3,082
Grindr, Inc.* 1,173 14,663
MediaAlpha, Inc., Class
a
A* 1,265 11,259
Nextdoor Holdings, Inc.* 8,283 17,477
QuinStreet, Inc.* 2,038 25,516
Rumble, Inc.(b) 3,973 36,512
Shutterstock, Inc. 910 13,550
Teads Holding Co.* 1,357 1,561
Travelzoo* 235 2,517
TripAdvisor, Inc.* 4,260 47,627
Webtoon Entertainment, Inc.(b) 667 8,197
Yelp, Inc., Class
a
A* 2,198 50,114
Ziff Davis, Inc.* 1,459 65,757
ZipRecruiter, Inc., Class
a
A* 2,400 7,776
461,681
IT Services — 0.3%
Applied Digital Corp.* 8,856 418,712
Backblaze, Inc., Class
a
A* 2,097 17,363
BigBear.ai Holdings, Inc.(b) 16,157 81,431
Commerce.com, Inc., Series 1* 2,485 7,778
Crexendo, Inc.* 641 6,333
CSP, Inc. 259 2,562
DigitalOcean Holdings, Inc.* 2,835 442,118
Everforth, Inc.* 1,549 35,131
Fastly, Inc., Class
a
A* 5,267 93,568
Grid Dynamics Holdings, Inc.* 2,482 17,871
Hackett Group, Inc. (The) 915 10,550
Information Services Group,
Inc. 1,309 5,904
Rackspace Technology, Inc.* 3,219 16,642
TSS, Inc.* 827 13,629
Tucows, Inc., Class
a
A* 250 3,790
Unisys Corp.* 2,482 11,392
VTEX, Class
a
A* 2,012 7,585
Whitefiber, Inc.(b) 409 12,164
1,204,523

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Leisure Products — 0.1%
Acushnet Holdings Corp. 1,029 $ 91,355
American Outdoor Brands, Inc.* 457 4,632
Callaway Golf Co.* 4,919 75,753
Clarus Corp. 1,094 3,353
Escalade, Inc. 379 7,114
Funko, Inc., Class
a
A* 1,513 8,594
JAKKS Pacific, Inc. 339 7,488
Johnson Outdoors, Inc.,
Class
a
A 221 9,892
Latham Group, Inc.* 1,857 9,805
Malibu Boats, Inc., Class
a
A* 690 18,947
MasterCraft Boat Holdings,
Inc.* 572 13,322
Peloton Interactive, Inc.,
Class
a
A* 14,757 94,445
Polaris, Inc. 1,984 140,011
Smith & Wesson Brands, Inc. 1,657 25,219
Sturm Ruger & Co., Inc. 517 20,209
530,139
Life Sciences Tools & Services — 0.1%
10X Genomics, Inc., Class
a
A* 4,187 118,513
Adaptive Biotechnologies
Corp.* 5,565 84,310
Alpha Teknova, Inc.* 403 2,176
Atlantic International Corp.(b) 256 384
Azenta, Inc.* 1,519 34,755
BioLife Solutions, Inc.* 1,548 38,576
Codexis, Inc.* 3,320 9,196
CryoPort, Inc.* 1,818 28,524
Cytek Biosciences, Inc.* 4,375 18,331
Fortrea Holdings, Inc.* 3,473 53,450
Ginkgo Bioworks Holdings,
Inc.* 1,584 14,842
Lifecore Biomedical, Inc.* 1,040 5,221
Maravai LifeSciences Holdings,
Inc., Class
a
A* 4,070 19,536
MaxCyte, Inc.* 3,760 4,550
Mesa Laboratories, Inc. 198 20,200
OmniAb, Inc.* 4,136 11,167
Pacific Biosciences of
California, Inc.* 10,278 15,314
Personalis, Inc.* 1,870 21,318
Quanterix Corp.* 1,549 4,740
Quantum-Si, Inc.* 6,285 7,479
Standard BioTools, Inc.* 10,704 12,310
524,892
Machinery — 1.3%
3D Systems Corp.* 5,289 18,882
Aebi Schmidt Holding AG 1,386 17,297
AirJoule Technologies Corp.(b) 1,162 5,217
Alamo Group, Inc. 383 57,722
Albany International Corp.,
Class
a
A 1,070 69,218
Alliance Laundry Holdings, Inc.* 1,626 41,057
Astec Industries, Inc. 853 42,957
Investments
Shares Value
Common Stocks (a) (continued)
Atmus Filtration Technologies,
Inc. 3,067 $ 143,474
Blue Bird Corp.* 1,178 79,833
CECO Environmental Corp.* 1,927 144,043
Chart Industries, Inc.* 1,688 350,800
Columbus McKinnon Corp. 1,052 16,790
Douglas Dynamics, Inc. 842 37,511
Eastern Co. (The) 214 4,608
Energy Recovery, Inc.* 1,927 15,744
Enerpac Tool Group Corp.,
Class
a
A 1,977 66,210
Enpro, Inc. 789 242,215
ESCO Technologies, Inc. 969 282,851
Federal Signal Corp. 2,237 238,688
Franklin Electric Co., Inc. 1,443 141,962
Gencor Industries, Inc.* 383 5,404
Gorman-Rupp Co. (The) 781 58,536
Graham Corp.* 386 38,654
Greenbrier Cos., Inc. (The) 1,124 52,952
Helios Technologies, Inc. 1,235 102,616
Hillman Solutions Corp.* 7,378 55,040
Hyster-Yale, Inc. 456 16,562
JBT Marel Corp. 1,946 261,523
Kadant, Inc. 440 140,439
Kennametal, Inc. 2,833 92,923
L B Foster Co., Class
a
A* 374 15,386
Lindsay Corp. 390 42,623
Luxfer Holdings plc 995 16,945
Manitowoc Co., Inc. (The)* 1,281 15,154
Mayville Engineering Co., Inc.* 486 13,049
Microvast Holdings, Inc.* 7,408 11,482
Miller Industries, Inc. 409 19,595
Mueller Water Products, Inc.,
Class
a
A 5,813 146,546
Omega Flex, Inc. 131 3,960
Palladyne AI Corp.(b) 1,125 9,484
Park-Ohio Holdings Corp. 363 11,819
Proto Labs, Inc.* 883 66,896
Richtech Robotics, Inc.,
Class
a
B(b) 6,308 19,050
SPX Technologies, Inc.* 1,799 389,771
Standex International Corp. 444 122,993
Tennant Co. 673 57,952
Terex Corp. 4,176 242,960
Titan International, Inc.* 1,810 13,068
Trinity Industries, Inc. 2,998 97,255
Wabash National Corp. 1,468 11,641
Watts Water Technologies, Inc.,
Class
a
A 1,021 315,469
Worthington Enterprises, Inc. 1,172 66,535
4,551,361
Marine Transportation — 0.1%
Costamare Bulkers Holdings
Ltd.* 327 5,278
Costamare, Inc. 1,650 25,377
Genco Shipping & Trading Ltd. 1,176 28,295
Himalaya Shipping Ltd. 1,043 15,384
Matson, Inc. 1,150 208,495

See accompanying notes to the financial statements.
ULTRAPRO RUSSELL2000 :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Pangaea Logistics Solutions
Ltd. 1,113 $ 8,425
Safe Bulkers, Inc. 1,913 11,956
303,210
Media — 0.3%
Advantage Solutions, Inc.* 139 5,201
AMC Global Media, Inc.,
Class
a
A* 1,149 11,168
Boston Omaha Corp., Class
a
A* 809 10,420
Cable One, Inc.* 192 10,090
EchoStar Corp., Class
a
A* 5,052 652,668
Emerald Holding, Inc. 515 2,575
Entravision Communications
Corp., Class
a
A 2,317 21,038
EW Scripps Co. (The), Class
a
A* 2,448 8,299
Gambling.com Group Ltd.* 686 1,633
Gray Media, Inc. 3,271 13,117
Ibotta, Inc., Class
a
A* 410 14,042
iHeartMedia, Inc., Class
a
A* 4,529 19,520
John Wiley & Sons, Inc.,
Class
a
A 1,497 62,994
Magnite, Inc.* 5,296 75,892
National CineMedia, Inc. 2,469 7,753
Newsmax, Inc., Class
a
B* 1,768 15,046
Nexxen International Ltd.* 1,154 9,694
Optimum Communications,
Inc., Class
a
A* 9,732 6,405
PubMatic, Inc., Class
a
A* 1,428 16,679
Scholastic Corp.(b) 768 31,104
Sinclair, Inc. 1,442 19,943
Stagwell, Inc., Class
a
A* 4,057 28,439
TechTarget, Inc.* 1,075 4,934
Thryv Holdings, Inc.* 1,204 4,671
USA Today Co., Inc.* 5,257 41,057
1,094,382
Metals & Mining — 1.0%
Alpha Metallurgical Resources,
Inc.* 430 85,557
American Battery Technology
Co.* 4,637 16,740
Caledonia Mining Corp. plc 616 14,636
Century Aluminum Co.* 2,121 139,922
Coeur Mining, Inc. 38,069 735,493
Commercial Metals Co. 4,152 315,760
Compass Minerals
International, Inc.* 1,167 37,251
Constellium SE, Class
a
A* 5,113 175,171
Contango Silver & Gold, Inc.* 785 15,786
Critical Metals Corp.(b) 2,173 24,338
Dakota Gold Corp.* 3,330 19,181
Ferroglobe plc 4,451 19,273
Friedman Industries, Inc. 250 5,845
Hecla Mining Co. 23,685 420,882
Idaho Strategic Resources, Inc.* 552 21,589
Ivanhoe Electric, Inc.* 3,971 53,450
Kaiser Aluminum Corp. 597 108,678
Lifezone Metals Ltd.* 1,206 6,331
Materion Corp. 769 169,211
Investments
Shares Value
Common Stocks (a) (continued)
Metallus, Inc.* 1,351 $ 26,547
NioCorp Developments Ltd.* 4,375 25,244
Novagold Resources, Inc.* 10,471 89,736
Perpetua Resources Corp.* 3,233 87,517
Ramaco Resources, Inc.,
Class
a
A* 1,544 24,102
Ryerson Holding Corp. 1,641 46,933
SSR Mining, Inc.* 7,584 236,772
SunCoke Energy, Inc. 3,164 28,508
Tredegar Corp.* 994 7,763
United States Antimony Corp.
(b) 4,431 39,790
US Gold Corp.* 502 8,102
US Goldmining, Inc.* 109 1,112
USA Rare Earth, Inc.* 6,862 192,205
Vox Royalty Corp. 2,216 12,941
Warrior Met Coal, Inc. 1,940 183,408
Worthington Steel, Inc. 1,227 51,767
3,447,541
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
ACRES Commercial Realty
Corp.* 227 4,631
Adamas Trust, Inc. 3,169 29,155
Angel Oak Mortgage REIT, Inc. 532 4,378
Apollo Commercial Real Estate
Finance, Inc. 5,203 57,025
Arbor Realty Trust, Inc.(b) 7,241 41,636
Ares Commercial Real Estate
Corp. 1,971 9,737
ARMOUR Residential REIT, Inc. 4,205 72,116
Blackstone Mortgage Trust,
Inc., Class
a
A 5,925 108,309
BrightSpire Capital, Inc.,
Class
a
A 4,804 27,719
Chicago Atlantic Real Estate
Finance, Inc. 677 7,697
Chimera Investment Corp. 3,043 41,446
Claros Mortgage Trust, Inc.* 3,435 8,347
Dynex Capital, Inc. 7,442 97,416
Ellington Financial, Inc. 4,541 61,621
Franklin BSP Realty Trust, Inc. 3,046 26,409
Invesco Mortgage Capital, Inc.
(b) 2,868 22,571
KKR Real Estate Finance Trust,
Inc. 2,051 13,680
Ladder Capital Corp., Class
a
A 4,259 43,527
Lument Finance Trust, Inc. 1,693 1,778
MFA Financial, Inc. 3,836 36,826
Nexpoint Real Estate Finance,
Inc. 249 3,887
Orchid Island Capital, Inc. 6,902 46,795
PennyMac Mortgage
Investment Trust 3,251 34,005
Ready Capital Corp. 5,451 9,703
Redwood Trust, Inc. 4,722 25,593
Rithm Property Trust, Inc. 262 3,836
Seven Hills Realty Trust 821 7,003
Sunrise Realty Trust, Inc. 376 3,346
TPG Mortgage Investment
Trust, Inc. 1,065 8,222

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
TPG RE Finance Trust, Inc. 2,661 $ 22,352
Two Harbors Investment Corp. 3,890 47,964
928,730
Multi-Utilities — 0.1%
Avista Corp. 3,034 125,820
Black Hills Corp. 2,832 206,226
Northwestern Energy Group,
Inc. 2,298 162,262
Unitil Corp. 658 32,920
527,228
Office REITs — 0.2%
Brandywine Realty Trust, REIT 6,414 19,883
COPT Defense Properties, REIT 4,248 136,191
Douglas Emmett, Inc., REIT 6,037 70,271
Easterly Government
Properties, Inc., Class
a
A, REIT 1,584 37,984
Empire State Realty Trust, Inc.,
Class
a
A, REIT 5,213 29,871
Franklin Street Properties
Corp., REIT 3,403 1,794
Hudson Pacific Properties, Inc.,
REIT* 1,978 23,697
JBG SMITH Properties, REIT 2,227 32,670
NET Lease Office Properties,
REIT 554 6,654
Piedmont Realty Trust, Inc.,
Class
a
A, REIT* 4,630 38,475
Postal Realty Trust, Inc.,
Class
a
A, REIT 924 21,289
SL Green Realty Corp., REIT 2,678 121,581
540,360
Oil, Gas & Consumable Fuels — 1.2%
Ardmore Shipping Corp. 1,285 20,663
BKV Corp.* 948 25,160
California Resources Corp. 2,729 161,802
Calumet, Inc.* 2,569 91,122
Centrus Energy Corp., Class
a
A* 624 113,861
Clean Energy Fuels Corp.* 6,469 13,197
CNX Resources Corp.* 5,135 172,998
Comstock Resources, Inc.* 2,763 36,831
Core Natural Resources, Inc. 1,900 168,036
Crescent Energy Co., Class
a
A 9,591 110,872
CVR Energy, Inc. 1,154 38,336
Delek US Holdings, Inc. 2,199 97,874
DHT Holdings, Inc. 5,040 82,253
Diversified Energy Co. 2,351 34,207
Dorian LPG Ltd. 1,384 55,665
Empire Petroleum Corp.* 576 1,463
Encore Energy Corp.(b) 6,857 10,971
Energy Fuels, Inc.(b) 8,752 159,461
Epsilon Energy Ltd. 800 4,528
Evolution Petroleum Corp. 1,175 4,982
Excelerate Energy, Inc., Class
a
A 884 29,119
FLEX LNG Ltd.(b) 1,164 34,652
FutureFuel Corp. 938 3,883
Gevo, Inc.* 8,709 16,199
Golar LNG Ltd. 3,642 181,190
Investments
Shares Value
Common Stocks (a) (continued)
Granite Ridge Resources, Inc. 2,008 $ 9,759
Green Plains, Inc.* 2,555 40,037
Gulfport Energy Corp.* 593 99,974
HighPeak Energy, Inc. 830 5,893
Infinity Natural Resources, Inc.,
Class
a
A* 603 8,171
International Seaways, Inc. 1,498 115,631
Kinetik Holdings, Inc., Class
a
A 1,733 79,631
Kolibri Global Energy, Inc.* 1,109 5,678
Kosmos Energy Ltd.* 17,666 49,465
Lightbridge Corp.* 1,087 12,479
Magnolia Oil & Gas Corp.,
Class
a
A 6,743 184,489
Murphy Oil Corp. 5,039 182,361
NACCO Industries, Inc.,
Class
a
A 148 7,489
Navigator Holdings Ltd. 1,074 23,306
New Fortress Energy, Inc.* 6,530 3,662
NextDecade Corp.* 6,531 51,660
NextNRG, Inc.* 1,627 1,045
Nordic American Tankers Ltd. 7,641 39,351
Northern Oil & Gas, Inc. 3,573 77,784
OPAL Fuels, Inc., Class
a
A* 786 1,776
Par Pacific Holdings, Inc.* 1,838 103,222
PBF Energy, Inc., Class
a
A 3,121 127,025
Peabody Energy Corp. 4,588 124,105
Prairie Operating Co.(b) 1,267 1,131
PrimeEnergy Resources Corp.* 13 2,140
REX American Resources
Corp.* 1,075 50,267
Riley Exploration Permian, Inc. 556 18,493
Sable Offshore Corp.* 4,637 67,932
SandRidge Energy, Inc. 1,174 17,223
Scorpio Tankers, Inc. 1,685 125,549
SFL Corp. Ltd. 4,519 49,890
SM Energy Co. 9,284 285,112
Summit Midstream Corp.* 322 8,581
Talos Energy, Inc.* 4,732 69,418
Teekay Corp. Ltd. 1,979 22,699
Teekay Tankers Ltd., Class
a
A 895 62,963
Uranium Energy Corp.* 17,785 244,900
VAALCO Energy, Inc. 3,856 20,128
Verde Clean Fuels, Inc.* 154 240
Vitesse Energy, Inc. 1,098 18,973
W&T Offshore, Inc. 3,694 13,594
World Kinect Corp. 2,015 58,052
XCF Global, Inc., Class
a
A* 1,832 909
4,161,512
Paper & Forest Products — 0.0%(c)
Clearwater Paper Corp.* 582 9,487
Magnera Corp.* 1,205 13,701
Sylvamo Corp. 1,238 48,616
71,804
Passenger Airlines — 0.2%
Allegiant Travel Co.* 808 74,021
flyExclusive, Inc.* 317 802
Frontier Group Holdings, Inc.(b) 2,134 12,911
JetBlue Airways Corp.* 11,059 60,493

See accompanying notes to the financial statements.
ULTRAPRO RUSSELL2000 :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Joby Aviation, Inc.* 21,819 $ 259,646
SkyWest, Inc.* 1,511 129,417
537,290
Personal Care Products — 0.1%
Edgewell Personal Care Co. 1,677 29,381
FitLife Brands, Inc.* 146 1,492
Herbalife Ltd.* 3,814 45,615
Honest Co., Inc. (The)* 3,523 12,330
Interparfums, Inc. 684 64,549
Lifevantage Corp. 399 3,140
Medifast, Inc.* 404 5,062
Nature's Sunshine Products,
Inc.* 620 13,194
Niagen Bioscience, Inc.* 1,972 7,612
Nu Skin Enterprises, Inc.,
Class
a
A 1,797 10,405
Olaplex Holdings, Inc.* 5,225 10,659
SkinHealth Systems, Inc.* 4,303 3,330
USANA Health Sciences, Inc.* 406 7,430
Waldencast plc, Class
a
A* 1,793 2,205
216,404
Pharmaceuticals — 0.8%
Aardvark Therapeutics, Inc.* 475 1,952
Aclaris Therapeutics, Inc.* 3,414 15,534
Alumis, Inc.* 2,551 55,102
Amneal Pharmaceuticals, Inc.* 5,606 73,831
Amphastar Pharmaceuticals,
Inc.* 1,334 25,146
Amylyx Pharmaceuticals, Inc.* 3,404 48,847
ANI Pharmaceuticals, Inc.* 703 55,193
Aquestive Therapeutics, Inc.(b) 3,792 15,244
Arvinas, Inc.* 2,073 18,616
Atea Pharmaceuticals, Inc.* 2,604 12,161
Axsome Therapeutics, Inc.* 1,544 362,037
BioAge Labs, Inc.* 1,121 19,382
Biote Corp., Class
a
A* 1,054 2,108
Collegium Pharmaceutical, Inc.* 1,169 39,290
CorMedix, Inc.(b) 2,762 23,311
Crinetics Pharmaceuticals, Inc.* 3,643 129,509
Definium Therapeutics, Inc.* 3,665 88,656
Edgewise Therapeutics, Inc.* 2,510 85,742
Enliven Therapeutics, Inc.* 1,465 57,970
Esperion Therapeutics, Inc.* 8,967 28,067
Eton Pharmaceuticals, Inc.* 953 29,019
Evolus, Inc.* 2,084 13,671
EyePoint, Inc.* 2,885 39,178
Fulcrum Therapeutics, Inc.* 2,227 15,411
Harmony Biosciences Holdings,
Inc.* 1,626 51,365
Harrow, Inc.* 1,174 41,337
Indivior Pharmaceuticals, Inc.* 4,517 162,702
Innoviva, Inc.* 2,795 59,869
Journey Medical Corp.* 766 4,833
LB Pharmaceuticals, Inc.* 718 20,082
LENZ Therapeutics, Inc.* 742 5,773
Ligand Pharmaceuticals, Inc.* 725 168,171
Liquidia Corp.* 2,441 151,000
Maze Therapeutics, Inc.* 982 25,984
Investments
Shares Value
Common Stocks (a) (continued)
MBX Biosciences, Inc.* 1,060 $ 33,358
MediWound Ltd.* 365 5,230
Nuvation Bio, Inc.* 8,982 42,934
Ocular Therapeutix, Inc.* 6,998 63,052
Omeros Corp.(b) 2,555 28,207
Pacira BioSciences, Inc.* 1,521 35,318
Phathom Pharmaceuticals, Inc.* 1,727 16,562
Phibro Animal Health Corp.,
Class
a
A 763 23,493
Prestige Consumer Healthcare,
Inc.* 1,787 84,936
Rapport Therapeutics, Inc.* 1,094 43,213
Scilex Holding Co. 13 116
Septerna, Inc.* 797 24,069
SIGA Technologies, Inc. 1,526 7,142
Supernus Pharmaceuticals,
Inc.* 2,055 94,900
Tarsus Pharmaceuticals, Inc.* 1,476 87,674
Theravance Biopharma, Inc.* 1,429 22,950
Third Harmonic Bio, Inc.*‡ 2,105 —
Trevi Therapeutics, Inc.* 3,558 50,310
Tvardi Therapeutics, Inc.* 222 750
WaVe Life Sciences Ltd.* 5,203 34,236
Xeris Biopharma Holdings, Inc.* 5,923 36,486
Zevra Therapeutics, Inc.* 2,077 24,072
2,705,101
Professional Services — 0.5%
Alight, Inc., Class
a
A 17,299 16,301
Asure Software, Inc.* 877 8,112
Barrett Business Services, Inc. 929 30,230
BlackSky Technology, Inc.* 1,186 57,485
CBIZ, Inc.* 1,832 60,822
Conduent, Inc.* 5,243 9,070
CRA International, Inc. 238 33,023
Exponent, Inc. 1,862 108,592
Falcon's Beyond Global, Inc.,
Class
a
A(b) 650 10,075
First Advantage Corp.* 2,947 47,152
Forrester Research, Inc.* 426 3,003
Franklin Covey Co.* 369 8,753
HireQuest, Inc. 206 2,709
Huron Consulting Group, Inc.* 633 67,978
IBEX Holdings Ltd.* 376 11,897
ICF International, Inc. 685 47,155
Innodata, Inc.* 1,144 120,097
Insperity, Inc. 1,341 46,224
Kelly Services, Inc., Class
a
A 1,144 13,293
Kforce, Inc. 651 30,591
Korn Ferry 1,952 136,601
Legalzoom.com, Inc.* 4,648 29,236
Maximus, Inc. 2,032 125,842
Mistras Group, Inc.* 412 7,243
Planet Labs PBC* 10,094 516,207
Public Policy Holding Co., Inc.
(d) 159 1,655
RCM Technologies, Inc.* 183 3,955
Resolute Holdings
Management, Inc.* 160 19,037
Resources Connection, Inc. 1,140 5,153

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Skillsoft Corp.* 189 $ 1,378
Spire Global, Inc.* 1,091 24,918
TIC Solutions, Inc.* 7,538 61,585
TriNet Group, Inc. 1,115 50,933
TrueBlue, Inc.* 1,065 6,614
TTEC Holdings, Inc.* 748 2,035
Upwork, Inc.* 4,581 40,404
Verra Mobility Corp., Class
a
A* 5,950 26,835
Willdan Group, Inc.* 522 47,418
1,839,611
Real Estate Management & Development — 0.2%
American Realty Investors, Inc.* 52 780
Compass, Inc., Class
a
A* 23,924 196,894
Cushman & Wakefield Ltd.* 8,625 107,295
Douglas Elliman, Inc.* 2,725 4,905
eXp World Holdings, Inc. 3,330 16,384
Forestar Group, Inc.* 722 19,833
FRP Holdings, Inc.* 436 10,076
Kennedy-Wilson Holdings, Inc. 4,510 49,655
Logistic Properties of The
Americas, Class
a
A* 116 345
Marcus & Millichap, Inc. 894 25,247
Maui Land & Pineapple Co.,
Inc.* 255 4,317
Newmark Group, Inc., Class
a
A 5,655 79,000
RE/MAX Holdings, Inc.,
Class
a
A* 682 6,506
Real Brokerage, Inc. (The)(b) 5,257 9,463
RMR Group, Inc. (The), Class
a
A 589 11,751
Seaport Entertainment Group,
Inc.* 277 6,994
St Joe Co. (The) 1,417 90,164
Stratus Properties, Inc.* 249 7,120
Tejon Ranch Co.* 784 15,155
Transcontinental Realty
Investors, Inc.* 44 1,705
663,589
Residential REITs — 0.1%
BRT Apartments Corp., REIT 406 5,883
Centerspace, REIT 626 42,243
Clipper Realty, Inc., REIT 514 1,614
Independence Realty Trust,
Inc., REIT 8,962 145,453
NexPoint Residential Trust, Inc.,
REIT 836 24,294
UMH Properties, Inc., REIT 2,992 44,940
264,427
Retail REITs — 0.4%
Acadia Realty Trust, REIT 4,917 108,272
Alexander's, Inc., REIT 84 20,673
CBL & Associates Properties,
Inc., REIT 680 32,701
Curbline Properties Corp., REIT 3,625 105,596
FrontView REIT, Inc. 768 13,624
Getty Realty Corp., REIT 2,009 65,353
InvenTrust Properties Corp.,
REIT 2,906 96,276
Investments
Shares Value
Common Stocks (a) (continued)
Kite Realty Group Trust, REIT 8,103 $ 222,184
Macerich Co. (The), REIT 10,252 230,875
NETSTREIT Corp., REIT 3,134 63,495
Phillips Edison & Co., Inc., REIT 4,706 188,946
Saul Centers, Inc., REIT 458 15,874
SITE Centers Corp., REIT 1,874 9,464
Tanger, Inc., REIT 4,233 152,684
Urban Edge Properties, REIT 4,740 106,366
Whitestone REIT 1,683 32,112
1,464,495
Semiconductors & Semiconductor Equipment — 2.0%
ACM Research, Inc., Class
a
A* 1,915 165,762
Aehr Test Systems* 1,089 100,547
Aeluma, Inc.(b) 483 10,423
Alpha & Omega Semiconductor
Ltd.* 945 42,856
Ambarella, Inc.* 1,541 111,229
Ambiq Micro, Inc.* 673 53,611
Atomera, Inc.(b) 1,121 11,188
Axcelis Technologies, Inc.* 1,159 174,325
Blaize Holdings, Inc.(b) 3,268 5,752
CEVA, Inc.* 982 39,260
Cohu, Inc.* 1,702 89,781
Credo Technology Group
Holding Ltd.* 6,015 1,419,733
Diodes, Inc.* 1,710 180,097
FormFactor, Inc.* 2,904 361,809
Ichor Holdings Ltd.* 1,265 90,473
Impinj, Inc.* 1,046 157,946
indie Semiconductor, Inc.,
Class
a
A(b) 7,450 37,176
Kopin Corp.* 6,360 36,316
Kulicke & Soffa Industries, Inc. 1,900 193,591
MaxLinear, Inc., Class
a
A* 3,043 282,786
Navitas Semiconductor Corp.,
Class
a
A* 7,571 201,389
NVE Corp. 181 17,727
PDF Solutions, Inc.* 1,192 58,205
Penguin Solutions, Inc.* 1,943 108,478
Photronics, Inc.* 2,125 68,744
Power Integrations, Inc. 2,054 172,536
Rambus, Inc.* 4,019 584,604
Rigetti Computing, Inc.* 12,169 310,796
Semtech Corp.* 3,472 529,619
Silicon Laboratories, Inc.* 1,214 264,166
SiTime Corp.* 837 594,437
SkyWater Technology, Inc.* 1,325 51,649
Synaptics, Inc.* 1,447 198,644
T1 Energy, Inc.(b) 7,572 79,960
Ultra Clean Holdings, Inc.* 1,661 142,132
Veeco Instruments, Inc.* 2,211 127,442
7,075,189
Software — 1.9%
8x8, Inc.* 5,111 10,580
A10 Networks, Inc. 2,679 80,745
ACI Worldwide, Inc.* 3,855 168,348
Adeia, Inc. 4,047 108,136
Agilysys, Inc.* 965 83,530

See accompanying notes to the financial statements.
ULTRAPRO RUSSELL2000 :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Airship AI Holdings, Inc.* 852 $ 2,573
Alarm.com Holdings, Inc.* 1,772 79,935
Alkami Technology, Inc.(b) 2,567 46,642
Amplitude, Inc., Class
a
A* 3,655 28,582
Appian Corp., Class
a
A* 1,468 34,351
Arteris, Inc.* 1,161 41,738
Asana, Inc., Class
a
A* 3,257 25,079
AudioEye, Inc.* 300 2,304
AvePoint, Inc.* 5,577 60,845
Bit Digital, Inc.* 11,986 24,212
Bitdeer Technologies Group,
Class
a
A(b) 4,561 79,772
Blackbaud, Inc.* 1,409 43,242
BlackLine, Inc.* 1,848 54,331
Blend Labs, Inc., Class
a
A* 7,347 13,151
Box, Inc., Class
a
A* 5,233 141,082
Braze, Inc., Class
a
A* 3,282 84,118
C3.ai, Inc., Class
a
A* 4,791 51,599
Cerence, Inc.* 1,642 21,116
Chaince Digital Holdings, Inc.(b) 1,427 11,744
Cipher Digital, Inc.* 12,089 285,905
Cleanspark, Inc.* 9,415 172,200
Clear Secure, Inc., Class
a
A 3,290 182,430
Clearwater Analytics Holdings,
Inc., Class
a
A* 10,394 252,990
Commvault Systems, Inc.* 1,649 195,819
Consensus Cloud Solutions,
Inc.* 700 24,045
Core Scientific, Inc.* 10,810 290,248
CS Disco, Inc.* 1,004 4,006
Daily Journal Corp.* 52 26,890
Digimarc Corp.(b) 583 8,570
Digital Turbine, Inc.* 4,017 35,269
Domo, Inc., Class
a
B* 1,266 5,279
D-Wave Quantum, Inc.(b) 13,625 410,658
eGain Corp.* 598 4,443
EverCommerce, Inc.(b) 536 6,030
Expensify, Inc., Class
a
A* 2,227 2,606
Five9, Inc.* 2,921 71,126
Freshworks, Inc., Class
a
A* 7,770 75,447
Hut 8 Corp.* 3,656 456,378
I3 Verticals, Inc., Class
a
A* 832 16,940
Intapp, Inc.* 2,128 49,136
InterDigital, Inc. 968 244,023
Kaltura, Inc.* 2,935 4,491
Life360, Inc.(b) 770 32,717
LiveRamp Holdings, Inc.* 2,334 87,665
MARA Holdings, Inc.(b) 14,136 203,276
Mitek Systems, Inc.* 1,654 28,416
N-able, Inc.* 2,648 9,798
NCR Voyix Corp.* 5,184 37,273
NextNav, Inc.* 3,531 72,809
OneSpan, Inc. 1,406 20,303
Ooma, Inc.* 943 16,644
Pagaya Technologies Ltd.,
Class
a
A* 2,249 34,005
PagerDuty, Inc.* 3,273 32,566
PAR Technology Corp.* 1,494 23,067
Porch Group, Inc.* 3,260 33,969
Progress Software Corp.* 1,559 51,182
Investments
Shares Value
Common Stocks (a) (continued)
Q2 Holdings, Inc.* 2,319 $ 109,805
Qualys, Inc.* 1,340 146,449
Rapid7, Inc.* 2,427 20,338
Red Violet, Inc.* 420 23,873
ReposiTrak, Inc. 457 4,721
Rezolve AI plc(b) 8,267 24,636
Rimini Street, Inc.* 1,815 7,097
Riot Platforms, Inc.* 12,988 352,105
Silvaco Group, Inc.* 305 2,946
SoundHound AI, Inc.,
Class
a
A(b) 14,431 129,879
SoundThinking, Inc.* 357 2,681
Sprinklr, Inc., Class
a
A* 4,264 23,793
Sprout Social, Inc., Class
a
A* 1,977 14,788
SPS Commerce, Inc.* 1,419 80,528
Telos Corp.* 1,903 9,115
Tenable Holdings, Inc.* 4,421 124,805
Terawulf, Inc.* 12,844 328,293
Varonis Systems, Inc., Class
a
B* 4,327 147,767
Vertex, Inc., Class
a
A* 2,615 34,910
Via Transportation, Inc.,
Class
a
A(b) 391 5,955
Viant Technology, Inc., Class
a
A* 567 7,212
Weave Communications, Inc.* 2,457 14,791
Workiva, Inc., Class
a
A* 1,892 94,184
Xperi, Inc.* 1,691 13,443
Yext, Inc.* 3,780 15,800
Zeta Global Holdings Corp.,
Class
a
A* 7,837 179,389
6,725,677
Specialized REITs — 0.1%
Farmland Partners, Inc., REIT 1,445 14,840
Four Corners Property Trust,
Inc., REIT 3,943 98,181
Gladstone Land Corp., REIT 1,304 12,362
Outfront Media, Inc., REIT 5,508 177,578
Safehold, Inc., REIT 2,090 31,287
Smartstop Self Storage REIT,
Inc., REIT 2,075 64,844
399,092
Specialty Retail — 0.6%
1-800-Flowers.com, Inc.,
Class
a
A(b) 875 3,999
Abercrombie & Fitch Co.,
Class
a
A* 1,691 130,579
Academy Sports & Outdoors,
Inc. 2,473 130,574
Advance Auto Parts, Inc. 2,236 134,697
American Eagle Outfitters, Inc. 5,941 93,868
America's Car-Mart, Inc.* 267 3,281
Arhaus, Inc., Class
a
A 1,904 12,890
Arko Corp. 2,650 20,564
Asbury Automotive Group, Inc.* 726 136,277
BARK, Inc.* 175 1,766
Barnes & Noble Education, Inc.* 598 6,195
Bed Bath & Beyond, Inc.* 2,552 15,644
Boot Barn Holdings, Inc.* 1,145 194,501
Buckle, Inc. (The) 1,176 53,943

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Build-A-Bear Workshop, Inc. 455 $ 16,931
Caleres, Inc. 1,228 17,880
Camping World Holdings, Inc.,
Class
a
A 2,243 16,441
Citi Trends, Inc.* 177 8,144
Designer Brands, Inc., Class
a
A 1,242 9,588
Envela Corp.* 247 6,289
EVgo, Inc., Class
a
A(b) 4,827 10,716
Genesco, Inc.* 373 14,312
Group 1 Automotive, Inc. 437 138,241
Haverty Furniture Cos., Inc. 502 11,641
J Jill, Inc.(b) 268 3,396
Lands' End, Inc.* 342 4,018
MarineMax, Inc.* 725 24,969
Monro, Inc. 1,048 17,240
National Vision Holdings, Inc.* 2,905 48,659
OneWater Marine, Inc., Class
a
A* 432 4,756
Outdoor Holding Co.* 3,938 8,112
Petco Health & Wellness Co.,
Inc., Class
a
A* 3,232 9,728
RealReal, Inc. (The)* 3,973 38,300
Revolve Group, Inc., Class
a
A* 1,511 29,616
Sally Beauty Holdings, Inc.* 3,694 49,056
Shoe Carnival, Inc. 674 11,930
Signet Jewelers Ltd. 1,477 129,075
Sleep Number Corp.* 680 809
Sonic Automotive, Inc., Class
a
A 556 45,937
Stitch Fix, Inc., Class
a
A* 4,161 14,813
ThredUp, Inc., Class
a
A* 3,721 17,303
Torrid Holdings, Inc.(b) 1,255 2,008
Upbound Group, Inc. 1,954 37,536
Urban Outfitters, Inc.* 2,433 176,757
Victoria's Secret & Co.* 2,582 142,010
Warby Parker, Inc., Class
a
A* 3,702 90,773
Winmark Corp. 114 43,157
Zumiez, Inc.* 484 11,921
2,150,840
Technology Hardware, Storage & Peripherals — 0.4%
Corsair Gaming, Inc.* 1,737 21,087
CPI Card Group, Inc.* 289 4,904
Diebold Nixdorf, Inc.* 904 73,351
Eastman Kodak Co.* 2,339 23,203
GPGI, Inc.(b) 6,630 80,621
Immersion Corp. 1,046 6,778
IonQ, Inc.(b) 12,856 926,532
Quantum Computing, Inc.(b) 7,510 89,820
Turtle Beach Corp.* 573 7,472
Xerox Holdings Corp.(b) 4,385 14,207
1,247,975
Textiles, Apparel & Luxury Goods — 0.2%
Capri Holdings Ltd.* 4,380 81,074
Carter's, Inc. 1,329 51,286
Ermenegildo Zegna NV 2,301 33,825
Figs, Inc., Class
a
A* 3,335 39,220
G-III Apparel Group Ltd. 1,354 43,775
Kontoor Brands, Inc. 2,050 147,129
Lakeland Industries, Inc. 326 3,527
Movado Group, Inc. 565 21,628
Investments
Shares Value
Common Stocks (a) (continued)
Oxford Industries, Inc. 525 $ 23,425
Rocky Brands, Inc. 265 10,245
Steven Madden Ltd. 2,675 116,202
Superior Group of Cos., Inc. 412 5,269
Wolverine World Wide, Inc. 3,037 53,299
629,904
Tobacco — 0.0%(c)
Ispire Technology, Inc.* 696 1,260
Turning Point Brands, Inc. 685 58,177
Universal Corp. 902 46,787
106,224
Trading Companies & Distributors — 0.4%
Alta Equipment Group, Inc.* 726 4,472
BlueLinx Holdings, Inc.* 284 14,765
Boise Cascade Co. 1,383 96,423
Custom Truck One Source, Inc.* 2,243 21,488
Distribution Solutions Group,
Inc.* 368 9,936
DNOW, Inc.* 6,926 88,584
DXP Enterprises, Inc.* 482 69,919
EVI Industries, Inc. 255 4,452
GATX Corp. 1,335 225,722
Global Industrial Co. 534 16,234
Herc Holdings, Inc. 1,218 161,994
Hudson Technologies, Inc.* 1,433 7,624
Karat Packaging, Inc. 319 8,651
McGrath RentCorp 913 99,508
NPK International, Inc.* 3,057 44,388
Rush Enterprises, Inc., Class
a
A 2,274 157,656
Rush Enterprises, Inc., Class
a
B 316 20,508
Titan Machinery, Inc.* 787 17,172
Transcat, Inc.* 341 28,821
Willis Lease Finance Corp. 105 18,586
Xometry, Inc., Class
a
A* 1,639 156,180
1,273,083
Transportation Infrastructure — 0.0%(c)
Sky Harbour Group Corp.(b) 793 7,446
Water Utilities — 0.1%
American States Water Co. 1,444 111,578
Cadiz, Inc.* 2,080 10,150
California Water Service Group 2,225 100,348
Consolidated Water Co. Ltd. 562 16,961
Global Water Resources, Inc. 544 3,966
H2O America 1,240 71,709
Middlesex Water Co. 681 35,773
Pure Cycle Corp.* 776 8,032
York Water Co. (The) 536 16,026
374,543
Wireless Telecommunication Services — 0.0%(c)
Gogo, Inc.* 2,904 13,271
Spok Holdings, Inc. 758 8,027

See accompanying notes to the financial statements.
ULTRAPRO RUSSELL2000 :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Telephone and Data Systems,
Inc. 3,709 $ 145,059
166,357
Total Common Stocks
(Cost $120,430,530)
126,682,287
Exchange Traded Funds (a) — 18 .5%
ProShares GENIUS Money
Market ETF, 3.53%(e)(f)
(Cost $65,032,000) 650,000 65,078,000
Number of
Rights
Rights — 0 .0% (c)
Biotechnology — 0.0%
Aduro Biotech, Inc., CVR*‡ 899 —
Cartesian Therapeutics, Inc.,
expiring 12/31/2049*‡ 9,359 —
Chinook Therape, CVR*‡ 4,511 —
Oncternal Therapeutics,
Inc., CVR*‡ 23 —
Tobira Therapeutics, Inc.,
CVR*‡ 218 —
—
Food Products — 0.0% (c)
Prevail Therape, CVR*‡ 1,074 537
Total Rights
(Cost $3,929) 537
Shares
Securities Lending Reinvestments (g) — 0 .5%
Investment Companies — 0 .5%
Invesco Government & Agency Portfolio,
Institutional Class 3.55% (h)
(Cost $1,644,925) 1,644,925 1,644,925
Principal
Amount
Short-Term Investments — 21 .2%
Repurchase Agreements (i) — 10 .7%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $37,830,909
(Cost $37,819,565) $ 37,819,565
37,819,565
Investments
Principal
Amount Value
U.S. Treasury Obligations (a) — 10 .5%
U.S. Treasury Bills (j)
3.62%, 6/4/2026 $ 17,000,000 $ 16,994,836
3.61%, 6/9/2026 20,000,000 19,983,900
Total U.S. Treasury Obligations
(Cost $36,978,956) 36,978,736
Total Short-Term Investments
(Cost $74,798,521) 74,798,301
Total Investments — 76.2%
(Cost $261,909,905) 268,204,050
Other assets less liabilities — 23.8% 83,763,750
Net Assets — 100.0% $ 351,967,800
* Non-income producing security.
‡ Value determined using significant unobservable inputs and is reported as a Level 3 security in the valuation hierarchy table located in Note 2 in Notes to the Financial Statements.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $47,786,862.
(b) The security or a portion of this security is on loan at May 31,
2026. The total value of securities on loan at May 31, 2026 was
$2,906,419, collateralized in the form of cash with a value of
$1,644,925 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments and $1,378,639 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from June
4, 2026 – February 15, 2056. The total value of collateral is
$3,023,564.
(c) Represents less than 0.05% of net assets.
(d) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(e) Affiliated company as defined under the Investment Company
Act of 1940.
(f) Represents 7-day effective yield as of May 31, 2026.
(g) The security was purchased with cash collateral held from securities on loan at May 31, 2026. The total value of securities purchased was $1,644,925.
(h) Rate shown is the 7-day yield as of May 31, 2026.
(i) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(j) The rate shown was the current yield as of May 31, 2026.
Abbreviations
CVR Contingent Value Rights - No defined expiration
REIT Real Estate Investment Trust
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 99,955,486
Aggregate gross unrealized depreciation (11,573,128)
Net unrealized appreciation $ 88,382,358
Federal income tax cost $ 266,467,731

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
May 31, 2026
($)
Shares held
at May 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF — 65,032,000 – – 46,000 65,078,000 650,000 543,252
Futures Contracts Purchased
UltraPro Russell2000 had the following open long futures contracts as of May 31, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
Russell 2000
®
E-mini Index 374 6/18/2026 U.S. Dollar $ 54,684,410 $ 7,581,010
Swap Agreements
a
UltraPro Russell2000 had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
127,721,125 4/6/2028
Bank of
America NA 4.52% Russell 2000
®
Index 9,327,048 (9,327,048) — —
162,140,144 12/9/2027
Barclays Bank
PLC 4.47% Russell 2000
®
Index 15,960,348 (15,960,348) — —
109,603,701 1/12/2027 BNP Paribas 4.42% Russell 2000
®
Index 6,285,966 (6,285,966) — —
122,790,360 11/4/2027 Citibank NA 4.47% Russell 2000
®
Index 10,905,023 (10,905,023) — —
102,702,381 4/6/2028
Goldman Sachs
International 4.17% Russell 2000
®
Index 12,365,790 (12,365,790) — —
126,264,374 3/3/2028
Societe
Generale 4.47% Russell 2000
®
Index 14,549,555 (14,549,555) — —
123,345,034 11/6/2026 UBS AG 4.32% Russell 2000
®
Index 9,671,299 (9,671,299) — —
874,567,119 79,065,029
Total Unrealized
Appreciation
79,065,029
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRAPRO S&P500
®
:: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPRO
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 45 .5%
Aerospace & Defense — 0.9%
Axon Enterprise, Inc.* 3,090 $ 1,386,545
Boeing Co. (The)* 30,850 7,130,977
General Dynamics Corp. 9,992 3,465,425
General Electric Co. 41,130 13,316,249
Howmet Aerospace, Inc. 15,739 4,064,597
Huntington Ingalls Industries,
Inc. 1,533 472,425
L3Harris Technologies, Inc. 7,343 2,314,367
Lockheed Martin Corp. 7,941 4,212,303
Northrop Grumman Corp. 5,217 2,940,718
RTX Corp. 52,668 9,462,333
Textron, Inc. 6,839 627,547
TransDigm Group, Inc. 2,212 2,783,404
52,176,890
Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc. 4,699 839,476
Expeditors International of
Washington, Inc. 5,238 827,552
FedEx Corp. 8,467 3,486,287
United Parcel Service, Inc.,
Class
a
B 29,003 3,094,330
8,247,645
Automobile Components — 0.0%(b)
Aptiv plc* 8,350 567,299
Automobiles — 1.0%
Ford Motor Co. 153,843 2,683,022
General Motors Co. 35,465 2,952,106
Tesla, Inc.* 110,316 48,074,610
53,709,738
Banks — 1.4%
Bank of America Corp. 260,444 13,438,910
Citigroup, Inc. 68,624 8,639,761
Citizens Financial Group, Inc. 16,691 1,039,182
Fifth Third Bancorp 35,361 1,765,575
Huntington Bancshares, Inc. 79,678 1,303,532
JPMorgan Chase & Co. 105,836 31,677,773
KeyCorp 36,768 784,261
M&T Bank Corp. 5,953 1,286,503
PNC Financial Services Group,
Inc. (The) 15,893 3,514,260
Regions Financial Corp. 34,045 953,260
Truist Financial Corp. 49,532 2,387,938
US Bancorp 61,028 3,347,386
Wells Fargo & Co. 121,366 9,410,720
79,549,061
Beverages — 0.5%
Brown-Forman Corp., Class
a
B 6,679 171,784
Coca-Cola Co. (The) 151,988 12,008,572
Constellation Brands, Inc.,
Class
a
A 5,539 768,924
Keurig Dr Pepper, Inc. 53,336 1,601,680
Molson Coors Beverage Co.,
Class
a
B 6,648 262,795
Investments
Shares Value
Common Stocks (a) (continued)
Monster Beverage Corp.* 27,987 $ 2,465,095
PepsiCo, Inc. 53,689 7,741,417
25,020,267
Biotechnology — 0.7%
AbbVie, Inc. 69,348 15,098,447
Amgen, Inc. 21,140 7,119,741
Biogen, Inc.* 5,752 1,127,392
Gilead Sciences, Inc. 48,707 6,547,682
Incyte Corp.* 6,541 632,776
Moderna, Inc.* 13,656 644,427
Regeneron Pharmaceuticals,
Inc. 3,971 2,441,291
Vertex Pharmaceuticals, Inc.* 10,004 4,477,190
38,088,946
Broadline Retail — 1.9%
Amazon.com, Inc.* 383,431 103,771,766
eBay, Inc. 17,778 1,942,602
105,714,368
Building Products — 0.2%
A O Smith Corp. 4,403 249,738
Allegion plc 3,364 437,556
Builders FirstSource, Inc.* 4,355 332,112
Carrier Global Corp. 30,844 1,970,006
Johnson Controls International
plc 24,009 3,218,647
Lennox International, Inc. 1,266 635,735
Masco Corp. 7,984 560,876
Trane Technologies plc 8,691 3,922,248
11,326,918
Capital Markets — 1.4%
Ameriprise Financial, Inc. 3,599 1,604,110
Ares Management Corp.,
Class
a
A 8,067 1,036,610
Bank of New York Mellon Corp.
(The) 26,984 3,762,379
Blackrock, Inc. 5,660 5,925,341
Blackstone, Inc. 29,380 3,436,579
Cboe Global Markets, Inc. 4,105 1,369,264
Charles Schwab Corp. (The) 65,592 5,729,461
CME Group, Inc. 14,149 3,870,318
Coinbase Global, Inc., Class
a
A* 8,766 1,657,037
FactSet Research Systems,
Inc.(c) 1,432 351,513
Franklin Resources, Inc. 12,009 372,519
Goldman Sachs Group, Inc.
(The) 11,804 12,105,710
Interactive Brokers Group, Inc.,
Class
a
A 17,485 1,520,670
Intercontinental Exchange, Inc. 22,312 3,298,829
Invesco Ltd. 17,435 496,200
KKR & Co., Inc. 26,969 2,587,406
Moody's Corp. 6,043 2,738,990
Morgan Stanley 47,204 9,818,432
MSCI, Inc., Class
a
A 2,902 1,832,265
Nasdaq, Inc. 17,643 1,632,330
Northern Trust Corp. 7,323 1,211,590

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRAPRO S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPRO
::
Investments
Shares Value
Common Stocks (a) (continued)
Raymond James Financial, Inc. 6,889 $ 987,952
Robinhood Markets, Inc.,
Class
a
A* 31,004 2,923,677
S&P Global, Inc. 12,000 5,088,000
State Street Corp. 10,949 1,704,102
T. Rowe Price Group, Inc. 8,596 898,540
77,959,824
Chemicals — 0.4%
Air Products and Chemicals,
Inc. 8,752 2,438,482
Albemarle Corp. 4,627 816,295
CF Industries Holdings, Inc. 6,107 686,121
Corteva, Inc. 26,396 2,066,279
Dow, Inc. 28,149 950,029
DuPont de Nemours, Inc. 16,043 776,802
Ecolab, Inc. 10,063 2,576,128
International Flavors &
Fragrances, Inc. 10,065 765,443
Linde plc 18,298 9,106,732
LyondellBasell Industries NV,
Class
a
A 10,112 673,965
Mosaic Co. (The) 12,394 296,217
PPG Industries, Inc. 8,807 995,015
Sherwin-Williams Co. (The) 9,044 2,747,929
24,895,437
Commercial Services & Supplies — 0.2%
Cintas Corp. 13,302 2,278,100
Copart, Inc.* 34,952 1,145,377
Republic Services, Inc., Class
a
A 7,886 1,580,670
Rollins, Inc. 11,521 548,400
Veralto Corp. 9,742 801,085
Waste Management, Inc. 14,566 3,080,126
9,433,758
Communications Equipment — 0.6%
Arista Networks, Inc.* 40,540 6,464,914
Ciena Corp.* 5,562 3,227,239
Cisco Systems, Inc. 155,040 18,669,917
F5, Inc.* 2,214 848,958
Lumentum Holdings, Inc.* 2,816 2,407,567
Motorola Solutions, Inc. 6,510 2,625,353
34,243,948
Construction & Engineering — 0.1%
Comfort Systems USA, Inc. 1,357 2,480,881
EMCOR Group, Inc. 1,766 1,460,164
Quanta Services, Inc. 5,858 4,169,314
8,110,359
Construction Materials — 0.1%
CRH plc 26,309 2,862,156
Martin Marietta Materials, Inc. 2,362 1,373,834
Vulcan Materials Co. 5,177 1,464,677
5,700,667
Consumer Finance — 0.2%
American Express Co. 21,047 6,660,744
Investments
Shares Value
Common Stocks (a) (continued)
Capital One Financial Corp. 24,583 $ 4,619,883
Synchrony Financial 13,642 974,585
12,255,212
Consumer Staples Distribution & Retail — 0.8%
Casey's General Stores, Inc. 1,417 1,087,037
Costco Wholesale Corp. 17,402 16,641,881
Dollar General Corp. 8,641 955,781
Dollar Tree, Inc.* 7,264 845,820
Kroger Co. (The) 22,851 1,420,190
Sysco Corp. 18,811 1,426,062
Target Corp. 17,803 2,262,227
Walmart, Inc. 172,096 19,920,112
44,559,110
Containers & Packaging — 0.1%
Amcor plc 18,176 705,592
Avery Dennison Corp. 3,021 480,551
Ball Corp. 10,496 573,816
International Paper Co. 20,709 693,130
Packaging Corp. of America 3,499 765,966
Smurfit Westrock plc 20,485 842,958
4,062,013
Distributors — 0.0%(b)
Genuine Parts Co. 5,485 541,370
Pool Corp. 1,311 237,815
779,185
Diversified Telecommunication Services — 0.3%
AT&T, Inc. 274,795 6,814,916
Comcast Corp., Class
a
A 140,882 3,503,735
Verizon Communications, Inc. 165,523 7,913,655
18,232,306
Electric Utilities — 0.6%
Alliant Energy Corp. 10,080 721,829
American Electric Power Co.,
Inc. 21,214 2,687,177
Constellation Energy Corp. 12,247 3,524,074
Duke Energy Corp. 30,470 3,739,583
Edison International 15,097 1,055,884
Entergy Corp. 17,793 1,940,327
Evergy, Inc. 9,013 739,426
Eversource Energy 14,704 1,003,842
Exelon Corp. 40,166 1,833,176
FirstEnergy Corp. 20,402 946,449
NextEra Energy, Inc. 81,701 7,108,804
NRG Energy, Inc. 8,351 1,119,702
PG&E Corp. 86,240 1,409,162
Pinnacle West Capital Corp. 4,728 471,571
PPL Corp. 29,041 1,027,761
Southern Co. (The) 43,213 3,977,757
Xcel Energy, Inc. 23,226 1,846,467
35,152,991
Electrical Equipment — 0.5%
AMETEK, Inc. 9,012 2,035,360
Eaton Corp. plc 15,255 6,111,153

See accompanying notes to the financial statements.
ULTRAPRO S&P500
®
:: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPRO
::
Investments
Shares Value
Common Stocks (a) (continued)
Emerson Electric Co. 22,077 $ 3,175,114
GE Vernova, Inc. 10,566 10,231,269
Generac Holdings, Inc.* 2,289 636,136
Hubbell, Inc., Class
a
B 2,115 1,001,685
Rockwell Automation, Inc. 4,399 1,984,213
Vertiv Holdings Co., Class
a
A 15,019 4,741,649
29,916,579
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class
a
A 48,234 7,175,290
CDW Corp. 5,150 646,068
Coherent Corp.* 7,378 2,666,926
Corning, Inc. 30,645 5,551,648
Jabil, Inc. 4,108 1,497,612
Keysight Technologies, Inc.* 6,725 2,275,269
TE Connectivity plc 11,519 2,458,270
Teledyne Technologies, Inc.* 1,818 1,126,851
Zebra Technologies Corp.,
Class
a
A* 1,923 468,500
23,866,434
Energy Equipment & Services — 0.1%
Baker Hughes Co., Class
a
A 38,803 2,478,736
Halliburton Co. 32,903 1,278,282
SLB Ltd. 58,688 3,201,430
6,958,448
Entertainment — 0.5%
Electronic Arts, Inc. 8,837 1,782,600
Live Nation Entertainment, Inc.* 6,190 1,042,458
Netflix, Inc.* 165,768 14,259,363
Take-Two Interactive Software,
Inc.* 6,832 1,531,461
TKO Group Holdings, Inc.,
Class
a
A 2,588 531,006
Walt Disney Co. (The) 69,564 7,083,702
Warner Bros Discovery, Inc.* 97,304 2,628,181
28,858,771
Financial Services — 1.5%
Apollo Global Management, Inc. 18,201 2,342,651
Berkshire Hathaway, Inc.,
Class
a
B* 71,999 34,162,085
Block, Inc., Class
a
A* 21,479 1,626,390
Corpay, Inc.* 2,740 991,332
Fidelity National Information
Services, Inc. 20,331 874,030
Fiserv, Inc.* 21,108 1,193,868
Global Payments, Inc. 9,353 706,245
Jack Henry & Associates, Inc. 2,855 389,194
Mastercard, Inc., Class
a
A 31,948 15,781,673
PayPal Holdings, Inc. 36,144 1,617,444
Visa, Inc., Class
a
A 65,980 21,533,233
81,218,145
Food Products — 0.2%
Archer-Daniels-Midland Co. 18,901 1,507,922
Bunge Global SA 5,280 651,024
Campbell's Co. (The)(c) 7,734 163,265
Conagra Brands, Inc. 18,786 249,478
Investments
Shares Value
Common Stocks (a) (continued)
General Mills, Inc. 20,957 $ 708,556
Hershey Co. (The) 5,825 1,130,225
Hormel Foods Corp. 11,461 266,239
J M Smucker Co. (The) 4,175 430,860
Kraft Heinz Co. (The) 33,433 802,726
McCormick & Co., Inc.
(Non-Voting) 9,984 472,942
Mondelez International, Inc.,
Class
a
A 50,291 3,076,301
Tyson Foods, Inc., Class
a
A 11,060 674,881
10,134,419
Gas Utilities — 0.0%(b)
Atmos Energy Corp. 6,498 1,099,007
Ground Transportation — 0.4%
CSX Corp. 72,949 3,301,672
JB Hunt Transport Services,
Inc. 2,932 810,493
Norfolk Southern Corp. 8,813 2,687,612
Old Dominion Freight Line, Inc. 7,229 1,627,609
Uber Technologies, Inc.* 80,817 5,689,517
Union Pacific Corp. 23,294 6,117,936
20,234,839
Health Care Equipment & Supplies — 0.6%
Abbott Laboratories 68,252 5,842,371
Align Technology, Inc.* 2,619 458,194
Baxter International, Inc. 20,231 379,938
Becton Dickinson & Co. 11,194 1,646,861
Boston Scientific Corp.* 58,214 2,812,318
Cooper Cos., Inc. (The)* 7,671 469,542
Dexcom, Inc.* 15,105 1,113,843
Edwards Lifesciences Corp.* 22,772 1,969,095
GE HealthCare Technologies,
Inc. 17,845 1,112,457
IDEXX Laboratories, Inc.* 3,138 1,768,357
Insulet Corp.* 2,757 399,600
Intuitive Surgical, Inc.* 13,992 5,941,563
Medtronic plc 50,298 3,712,496
ResMed, Inc. 5,689 1,084,153
Solventum Corp.* 5,788 433,811
STERIS plc 3,844 817,734
Stryker Corp. 13,570 4,140,071
Zimmer Biomet Holdings, Inc. 7,789 641,268
34,743,672
Health Care Providers & Services — 0.7%
Cardinal Health, Inc. 9,211 1,812,725
Cencora, Inc. 7,632 2,055,755
Centene Corp.* 18,327 1,092,289
Cigna Group (The) 10,345 2,869,703
CVS Health Corp. 49,915 4,541,267
DaVita, Inc.* 1,350 262,386
Elevance Health, Inc. 8,659 3,404,632
HCA Healthcare, Inc. 6,135 2,322,343
Henry Schein, Inc.* 3,932 301,113
Humana, Inc. 4,762 1,454,410
Labcorp Holdings, Inc. 3,241 842,854
McKesson Corp. 4,786 3,553,318

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRAPRO S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPRO
::
Investments
Shares Value
Common Stocks (a) (continued)
Quest Diagnostics, Inc. 4,324 $ 842,748
UnitedHealth Group, Inc. 35,573 13,528,768
Universal Health Services, Inc.,
Class
a
B 2,149 313,990
39,198,301
Health Care REITs — 0.1%
Alexandria Real Estate Equities,
Inc., REIT 6,107 303,396
Healthpeak Properties, Inc.,
REIT 27,296 522,718
Ventas, Inc., REIT 18,628 1,572,576
Welltower, Inc., REIT 27,348 5,615,365
8,014,055
Health Care Technology — 0.0%(b)
Veeva Systems, Inc., Class
a
A* 5,706 994,784
Hotel & Resort REITs — 0.0%(b)
Host Hotels & Resorts, Inc.,
REIT 25,085 576,453
Hotels, Restaurants & Leisure — 0.7%
Airbnb, Inc., Class
a
A* 16,663 2,221,345
Booking Holdings, Inc. 31,667 5,302,006
Carnival Corp. Ltd. 45,051 1,264,131
Chipotle Mexican Grill, Inc.,
Class
a
A* 51,119 1,628,651
Darden Restaurants, Inc. 4,514 920,450
Domino's Pizza, Inc. 1,239 384,809
DoorDash, Inc., Class
a
A* 14,669 2,336,625
Expedia Group, Inc. 4,585 1,035,247
Hilton Worldwide Holdings, Inc. 8,979 2,942,059
Las Vegas Sands Corp. 11,878 600,670
Marriott International, Inc.,
Class
a
A 8,633 3,242,555
McDonald's Corp. 27,974 7,810,341
MGM Resorts International* 7,532 328,922
Norwegian Cruise Line Holdings
Ltd.* 17,856 327,479
Royal Caribbean Cruises Ltd. 9,876 2,811,006
Starbucks Corp. 44,716 4,434,039
Wynn Resorts Ltd. 3,347 338,783
Yum! Brands, Inc. 10,871 1,608,364
39,537,482
Household Durables — 0.1%
DR Horton, Inc. 10,560 1,553,270
Garmin Ltd. 6,442 1,506,913
Lennar Corp., Class
a
A 8,438 757,564
NVR, Inc.* 143 872,986
PulteGroup, Inc. 7,545 891,668
5,582,401
Household Products — 0.3%
Church & Dwight Co., Inc. 9,281 887,542
Clorox Co. (The) 4,758 428,315
Colgate-Palmolive Co. 31,624 2,850,271
Kimberly-Clark Corp. 13,047 1,273,387
Investments
Shares Value
Common Stocks (a) (continued)
Procter & Gamble Co. (The) 91,223 $ 13,095,974
18,535,489
Independent Power and Renewable Electricity Producers — 0.0%(b)
AES Corp. (The) 27,975 410,393
Vistra Corp. 12,453 1,995,344
2,405,737
Industrial Conglomerates — 0.2%
3M Co. 20,666 3,164,585
Honeywell International, Inc. 24,942 5,932,704
9,097,289
Industrial REITs — 0.1%
Prologis, Inc., REIT 36,533 5,241,389
Insurance — 0.7%
Aflac, Inc. 18,292 2,056,387
Allstate Corp. (The) 10,188 2,099,645
American International Group,
Inc. 21,039 1,561,725
Aon plc, Class
a
A 8,421 2,661,541
Arch Capital Group Ltd.* 14,034 1,253,798
Arthur J Gallagher & Co. 10,082 2,027,591
Assurant, Inc. 1,955 486,541
Brown & Brown, Inc. 11,507 647,269
Chubb Ltd. 14,284 4,452,751
Cincinnati Financial Corp. 6,109 961,679
Erie Indemnity Co., Class
a
A 976 207,956
Everest Group Ltd. 1,592 515,856
Globe Life, Inc. 3,124 478,722
Hartford Insurance Group, Inc.
(The) 10,941 1,390,929
Loews Corp. 6,638 687,365
Marsh & McLennan Cos., Inc. 18,989 3,037,670
MetLife, Inc. 21,600 1,786,104
Principal Financial Group, Inc. 7,782 806,371
Progressive Corp. (The) 23,002 4,379,581
Prudential Financial, Inc. 13,655 1,374,239
Travelers Cos., Inc. (The) 8,463 2,470,265
W R Berkley Corp. 11,680 742,147
Willis Towers Watson plc 3,729 931,019
37,017,151
Interactive Media & Services — 3.8%
Alphabet, Inc., Class
a
A 228,593 86,943,062
Alphabet, Inc., Class
a
C 183,589 69,108,407
Meta Platforms, Inc., Class
a
A 85,854 54,303,513
210,354,982
IT Services — 0.4%
Accenture plc, Class
a
A 24,191 4,525,410
Akamai Technologies, Inc.* 5,638 843,107
Cognizant Technology Solutions
Corp., Class
a
A 18,778 1,046,967
EPAM Systems, Inc.* 2,150 220,289
Gartner, Inc.* 2,763 448,159
GoDaddy, Inc., Class
a
A* 5,306 455,414

See accompanying notes to the financial statements.
ULTRAPRO S&P500
®
:: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPRO
::
Investments
Shares Value
Common Stocks (a) (continued)
International Business
Machines Corp. 36,693 $ 10,927,175
VeriSign, Inc. 3,267 932,337
19,398,858
Leisure Products — 0.0%(b)
Hasbro, Inc. 5,213 449,204
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc. 11,108 1,505,467
Bio-Techne Corp. 6,132 316,902
Charles River Laboratories
International, Inc.* 1,925 347,867
Danaher Corp. 24,669 4,506,286
IQVIA Holdings, Inc.* 6,670 1,215,341
Mettler-Toledo International,
Inc.* 804 949,186
Revvity, Inc. 4,426 462,738
Thermo Fisher Scientific, Inc. 14,698 7,238,912
Waters Corp.* 3,844 1,474,443
West Pharmaceutical Services,
Inc. 2,845 918,395
18,935,537
Machinery — 0.8%
Caterpillar, Inc. 18,251 15,985,503
Cummins, Inc. 5,430 3,511,201
Deere & Co. 9,893 5,363,787
Dover Corp. 5,292 1,118,517
Fortive Corp. 12,338 719,552
IDEX Corp. 2,939 619,630
Illinois Tool Works, Inc. 10,297 2,546,242
Ingersoll Rand, Inc. 13,936 998,375
Nordson Corp. 2,104 604,542
Otis Worldwide Corp. 15,274 1,082,010
PACCAR, Inc. 20,665 2,280,796
Parker-Hannifin Corp. 4,929 4,163,181
Pentair plc 6,452 457,060
Snap-on, Inc. 2,047 759,867
Stanley Black & Decker, Inc. 6,109 485,177
Westinghouse Air Brake
Technologies Corp. 6,662 1,739,848
Xylem, Inc. 9,589 1,050,379
43,485,667
Media — 0.1%
Charter Communications, Inc.,
Class
a
A* 3,368 485,160
EchoStar Corp., Class
a
A* 5,279 681,994
Fox Corp., Class
a
A 7,881 503,754
Fox Corp., Class
a
B 5,553 318,687
News Corp., Class
a
A 14,539 379,468
News Corp., Class
a
B 4,774 142,361
Omnicom Group, Inc. 12,387 900,659
Paramount Skydance Corp.,
Class
a
B(c) 12,209 129,537
Trade Desk, Inc. (The), Class
a
A* 17,302 373,031
3,914,651
Investments
Shares Value
Common Stocks (a) (continued)
Metals & Mining — 0.2%
Freeport-McMoRan, Inc. 56,373 $ 3,704,270
Newmont Corp. 42,827 4,702,833
Nucor Corp. 9,004 2,251,000
Steel Dynamics, Inc. 5,386 1,401,168
12,059,271
Multi-Utilities — 0.3%
Ameren Corp. 10,852 1,171,690
CenterPoint Energy, Inc. 25,631 1,083,166
CMS Energy Corp. 12,025 872,654
Consolidated Edison, Inc. 14,159 1,495,615
Dominion Energy, Inc. 33,506 2,242,892
DTE Energy Co. 8,141 1,163,105
NiSource, Inc. 18,775 867,780
Public Service Enterprise
Group, Inc. 19,598 1,541,383
Sempra 25,619 2,283,421
WEC Energy Group, Inc. 12,791 1,420,441
14,142,147
Office REITs — 0.0%(b)
BXP, Inc., REIT 5,789 347,398
Oil, Gas & Consumable Fuels — 1.3%
APA Corp. 13,970 508,927
Chevron Corp. 73,646 13,437,449
ConocoPhillips 48,081 5,480,272
Devon Energy Corp. 44,890 1,997,156
Diamondback Energy, Inc. 7,236 1,385,549
EOG Resources, Inc. 21,297 2,840,594
EQT Corp. 24,531 1,347,488
Expand Energy Corp. 9,363 870,572
Exxon Mobil Corp. 164,054 23,830,484
Kinder Morgan, Inc. 76,835 2,388,032
Marathon Petroleum Corp. 11,595 2,884,488
Occidental Petroleum Corp. 28,221 1,598,155
ONEOK, Inc. 24,673 2,071,052
Phillips 66 15,842 2,786,291
Targa Resources Corp. 8,431 2,150,495
Texas Pacific Land Corp. 2,264 889,752
Valero Energy Corp. 11,993 2,936,126
Williams Cos., Inc. (The) 47,973 3,424,793
72,827,675
Passenger Airlines — 0.1%
Delta Air Lines, Inc. 25,470 2,100,766
Southwest Airlines Co. 19,313 829,493
United Airlines Holdings, Inc.* 12,736 1,462,093
4,392,352
Personal Care Products — 0.0%(b)
Estee Lauder Cos., Inc. (The),
Class
a
A 9,694 862,281
Kenvue, Inc. 75,199 1,299,439
2,161,720

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRAPRO S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPRO
::
Investments
Shares Value
Common Stocks (a) (continued)
Pharmaceuticals — 1.4%
Bristol-Myers Squibb Co. 79,950 $ 4,571,541
Eli Lilly & Co. 31,161 34,432,905
Johnson & Johnson 94,589 21,313,740
Merck & Co., Inc. 97,406 11,564,040
Pfizer, Inc. 223,184 5,842,957
Viatris, Inc. 45,206 735,050
Zoetis, Inc., Class
a
A 16,599 1,289,576
79,749,809
Professional Services — 0.2%
Automatic Data Processing, Inc. 15,829 3,511,505
Broadridge Financial Solutions,
Inc. 4,573 702,961
Equifax, Inc. 4,752 787,834
Jacobs Solutions, Inc. 4,607 552,195
Leidos Holdings, Inc. 5,027 642,451
Paychex, Inc. 12,719 1,233,489
Verisk Analytics, Inc., Class
a
A 5,499 962,270
8,392,705
Real Estate Management & Development — 0.0%(b)
CBRE Group, Inc., Class
a
A* 11,409 1,426,582
CoStar Group, Inc.* 16,631 535,518
1,962,100
Residential REITs — 0.1%
AvalonBay Communities, Inc.,
REIT 5,554 1,013,660
Camden Property Trust, REIT 4,055 432,101
Equity Residential, REIT 13,535 885,866
Essex Property Trust, Inc., REIT 2,531 690,052
Invitation Homes, Inc., REIT 22,158 648,121
Mid-America Apartment
Communities, Inc., REIT 4,580 591,141
UDR, Inc., REIT 11,825 436,342
4,697,283
Retail REITs — 0.1%
Federal Realty Investment Trust,
REIT 3,057 365,709
Kimco Realty Corp., REIT 26,475 637,518
Realty Income Corp., REIT 36,124 2,213,679
Regency Centers Corp., REIT 6,499 502,697
Simon Property Group, Inc.,
REIT 12,809 2,624,692
6,344,295
Semiconductors & Semiconductor Equipment — 8.3%
Advanced Micro Devices, Inc.* 63,997 33,028,852
Analog Devices, Inc. 19,157 7,928,124
Applied Materials, Inc. 31,216 14,049,073
Broadcom, Inc. 186,070 83,130,494
First Solar, Inc.* 4,231 1,298,028
Intel Corp.* 184,311 21,136,785
KLA Corp. 5,180 9,954,458
Lam Research Corp. 48,996 15,589,547
Microchip Technology, Inc. 21,230 2,009,420
Investments
Shares Value
Common Stocks (a) (continued)
Micron Technology, Inc. 44,179 $ 42,897,809
Monolithic Power Systems, Inc. 1,899 2,974,233
NVIDIA Corp. 953,854 201,396,734
NXP Semiconductors NV 9,881 3,175,259
ON Semiconductor Corp.* 15,498 1,869,369
Qnity Electronics, Inc. 8,216 1,281,696
QUALCOMM, Inc. 41,814 10,496,150
Skyworks Solutions, Inc. 5,922 461,028
Teradyne, Inc. 6,139 2,297,889
Texas Instruments, Inc. 35,619 10,888,016
465,862,964
Software — 4.0%
Adobe, Inc.* 16,134 4,182,094
AppLovin Corp., Class
a
A* 10,613 6,506,724
Autodesk, Inc.* 8,327 1,926,118
Cadence Design Systems, Inc.* 10,688 4,007,252
Crowdstrike Holdings, Inc.,
Class
a
A* 9,893 7,231,783
Datadog, Inc., Class
a
A* 12,829 3,173,253
Fair Isaac Corp.* 972 1,215,573
Fortinet, Inc.* 24,804 3,422,208
Gen Digital, Inc. 21,635 557,967
Intuit, Inc. 10,901 3,614,009
Microsoft Corp. 291,482 131,236,856
Oracle Corp. 66,561 15,028,143
Palantir Technologies, Inc.,
Class
a
A* 89,627 14,030,211
Palo Alto Networks, Inc.* 31,706 8,931,263
PTC, Inc.* 4,716 654,251
Roper Technologies, Inc. 4,170 1,357,460
Salesforce, Inc. 36,764 7,025,600
ServiceNow, Inc.* 41,077 5,108,746
Synopsys, Inc.* 7,502 3,568,101
Trimble, Inc.* 9,350 527,433
Tyler Technologies, Inc.* 1,725 540,184
Workday, Inc., Class
a
A* 8,363 1,222,587
225,067,816
Specialized REITs — 0.3%
American Tower Corp., REIT 18,375 3,435,390
Crown Castle, Inc., REIT 17,107 1,565,290
Digital Realty Trust, Inc., REIT 12,689 2,410,910
Equinix, Inc., REIT 3,855 4,117,294
Extra Space Storage, Inc., REIT 8,339 1,203,401
Iron Mountain, Inc., REIT 11,582 1,485,392
Public Storage, REIT 6,194 1,881,056
SBA Communications Corp.,
Class
a
A, REIT 4,167 846,568
VICI Properties, Inc., Class
a
A,
REIT 41,920 1,182,982
Weyerhaeuser Co., REIT 28,282 693,192
18,821,475
Specialty Retail — 0.7%
AutoZone, Inc.* 607 1,781,660
Best Buy Co., Inc. 7,655 596,707
Carvana Co., Class
a
A* 27,739 2,024,947
Home Depot, Inc. (The) 39,103 12,401,126
Lowe's Cos., Inc. 22,010 4,718,064

See accompanying notes to the financial statements.
ULTRAPRO S&P500
®
:: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPRO
::
Investments
Shares Value
Common Stocks (a) (continued)
O'Reilly Automotive, Inc.* 33,064 $ 2,872,600
Ross Stores, Inc. 12,737 2,951,545
TJX Cos., Inc. (The) 43,587 6,745,088
Tractor Supply Co. 20,743 654,027
Ulta Beauty, Inc.* 1,746 888,452
Williams-Sonoma, Inc. 4,736 964,108
36,598,324
Technology Hardware, Storage & Peripherals — 3.8%
Apple, Inc. 576,291 179,837,369
Dell Technologies, Inc., Class
a
C 11,617 4,889,712
Hewlett Packard Enterprise Co. 52,156 2,244,794
HP, Inc. 36,042 974,576
NetApp, Inc. 7,793 1,358,242
Sandisk Corp.* 5,795 9,822,409
Seagate Technology Holdings
plc 8,570 7,539,886
Super Micro Computer, Inc.* 19,752 910,370
Western Digital Corp. 13,259 7,043,313
214,620,671
Textiles, Apparel & Luxury Goods — 0.1%
Deckers Outdoor Corp.* 5,574 634,600
Lululemon Athletica, Inc.* 4,179 548,201
NIKE, Inc., Class
a
B 46,785 2,162,871
Ralph Lauren Corp., Class
a
A 1,500 545,850
Tapestry, Inc. 7,942 1,155,243
5,046,765
Tobacco — 0.3%
Altria Group, Inc. 65,883 4,584,139
Philip Morris International, Inc. 61,132 10,843,594
15,427,733
Trading Companies & Distributors — 0.1%
Fastenal Co. 45,048 1,991,122
United Rentals, Inc. 2,515 2,504,110
WW Grainger, Inc. 1,759 2,171,028
6,666,260
Water Utilities — 0.0%(b)
American Water Works Co., Inc. 7,669 945,358
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc. 18,568 3,482,057
Total Common Stocks
(Cost $2,583,563,388)
2,549,171,864
Exchange Traded Funds (a) — 23 .7%
ProShares GENIUS Money
Market ETF, 3.53%(d)(e)
(Cost $1,325,805,000) 13,250,000 1,326,590,000
Investments
Shares Value
Securities Lending Reinvestments (f) — 0 .0% (b)
Investment Companies — 0 .0% (b)
Invesco Government & Agency Portfolio,
Institutional Class 3.55% (g)
(Cost $506,649) 506,649 $ 506,649
Principal
Amount
Short-Term Investments — 7 .1%
Repurchase Agreements (h) — 1 .8%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $103,259,073
(Cost $103,228,110) $ 103,228,110
103,228,110
U.S. Treasury Obligations (a) — 5 .3%
U.S. Treasury Bills (i)
3.61%, 6/9/2026 75,000,000 74,939,625
3.65%, 6/25/2026 95,000,000 94,770,449
3.63%, 7/7/2026 50,000,000 49,818,950
3.63%, 7/30/2026 75,000,000 74,553,853
Total U.S. Treasury Obligations
(Cost $294,086,784) 294,082,877
Total Short-Term Investments
(Cost $397,314,894) 397,310,987
Total Investments — 76.3%
(Cost $4,307,189,931) 4,273,579,500
Other assets less liabilities — 23.7% 1,323,942,056
Net Assets — 100.0% $ 5,597,521,556
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,282,873,018.
(b) Represents less than 0.05% of net assets.
(c) The security or a portion of this security is on loan at May 31,
2026. The total value of securities on loan at May 31, 2026
was $563,474, collateralized in the form of cash with a value of $506,649 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments and $64,774 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.25%, and maturity dates ranging from June
4, 2026 – February 15, 2056. The total value of collateral is
$571,423.
(d) Affiliated company as defined under the Investment Company
Act of 1940.
(e) Represents 7-day effective yield as of May 31, 2026.
(f) The security was purchased with cash collateral held from securities on loan at May 31, 2026. The total value of securities purchased was $506,649.
(g) Rate shown is the 7-day yield as of May 31, 2026.
(h) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(i) The rate shown was the current yield as of May 31, 2026.
Abbreviations
REIT Real Estate Investment Trust

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRAPRO S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPRO
::
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,481,091,209
Aggregate gross unrealized depreciation (210,276,575)
Net unrealized appreciation $ 1,270,814,634
Federal income tax cost $ 4,318,514,642
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
May 31, 2026
($)
Shares held
at May 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF — 1,325,805,000 – – 785,000 1,326,590,000 13,250,000 11,314,705
Futures Contracts Purchased
UltraPro S&P500
®
had the following open long futures contracts as of May 31, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
S&P 500
®
E-Mini Index 2,148 6/18/2026 U.S. Dollar $ 815,783,550 $ 96,450,007
Swap Agreements
a
UltraPro S&P500
®
had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
1,956,117,864 3/8/2027
Bank of
America NA 4.62% S&P 500
®
140,684,328 (139,892,866) — 791,462
1,978,668,542 4/6/2027
Barclays Bank
PLC 4.57% S&P 500
®
165,723,919 (165,723,859) (60) —
1,993,593,680 11/4/2027 BNP Paribas 4.52% S&P 500
®
166,258,742 (162,688,918) (13) 3,569,811
1,666,218,469 3/8/2027 Citibank NA 4.60% S&P 500
®
62,442,483 (61,776,554) — 665,929
1,745,240,595 11/4/2027
Goldman Sachs
International 4.47% S&P 500
®
84,645,535 (83,667,594) — 977,941
668,773,534 4/6/2027
J.P. Morgan
Securities, LLC 4.37% S&P 500
®
314,730,482 (314,730,482) — —
365,275,511 1/12/2027
Morgan
Stanley & Co.
International plc 4.47% S&P 500
®
59,890,401 (59,455,296) — 435,105
976,099,486 11/4/2027
Societe
Generale 4.62% S&P 500
®
97,284,238 (97,284,238) — —
1,865,043,443 4/6/2028 UBS AG 4.54% S&P 500
®
124,575,293 (122,508,897) — 2,066,396
213,272,568 3/3/2028
Wells Fargo
Bank, N.A. 4.22% S&P 500
®
3,064,348 (1,607,997) (1,070,000) 386,351
13,428,303,692 1,219,299,769
Total Unrealized
Appreciation
1,219,299,769
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.
ULTRAPRO S&P500
®
:: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPRO
::
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2026 :: ULTRAPRO SHORT 20+ YEAR TREASURY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TTT
::
See accompanying notes to the financial statements.
Investments
Shares Value
Exchange Traded Funds (a) — 63 .8%
ProShares GENIUS Money
Market ETF, 3.53%(b)(c)
(Cost $12,004,800) 120,000 $ 12,014,400
Principal
Amount
Short-Term Investments — 18 .4%
Repurchase Agreements (d) — 18 .4%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $3,454,221
(Cost $3,453,184) $ 3,453,184
3,453,184
Total Investments — 82.2%
(Cost $15,457,984) 15,467,584
Other assets less liabilities — 17.8% 3,342,290
Net Assets — 100.0% $ 18,809,874
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $832,097.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of May 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,566,117
Aggregate gross unrealized depreciation (2,883)
Net unrealized appreciation $ 1,563,234
Federal income tax cost $ 15,457,984
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
May 31, 2026
($)
Shares held
at May 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF — 12,004,800 – – 9,600 12,014,400 120,000 103,980
Futures Contracts Sold
UltraPro Short 20+ Year Treasury had the following open short futures contracts as of May 31, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
U.S. Treasury Long Bond 4 9/21/2026 U.S. Dollar $ 449,500 $ (2,883)

See accompanying notes to the financial statements.
ULTRAPRO SHORT 20+ YEAR TREASURY :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TTT
::
Swap Agreements
a
UltraPro Short 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(9,275,895) 12/7/2026
Bank of
America NA (3.32)%
ICE U.S. Treasury
20+ Year Bond Index 187,286 (187,286) — —
(6,776,724) 11/4/2026
Barclays Bank
PLC (3.40)%
ICE U.S. Treasury
20+ Year Bond Index 206,706 (206,706) — —
(6,719,144) 12/7/2026 Citibank NA (3.17)%
ICE U.S. Treasury
20+ Year Bond Index 133,534 (133,534) — —
(7,756,621) 12/7/2026
Goldman Sachs
International (3.37)%
ICE U.S. Treasury
20+ Year Bond Index 150,408 (150,408) — —
(7,520,584) 11/4/2026
Morgan
Stanley & Co.
International plc (3.45)%
ICE U.S. Treasury
20+ Year Bond Index 224,467 (224,467) — —
(2,002,025) 11/4/2026
Societe
Generale (3.30)%
ICE U.S. Treasury
20+ Year Bond Index 129,845 — — 129,845
(16,185,032) 11/4/2026 UBS AG (3.17)%
ICE U.S. Treasury
20+ Year Bond Index 524,271 (524,271) — —
(56,236,025) 1,556,517
Total Unrealized
Appreciation
1,556,517
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2026 :: ULTRAPRO SHORT DOW30
~
SM
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SDOW
::
See accompanying notes to the financial statements.
Investments
Shares Value
Exchange Traded Funds (a) — 79 .4%
ProShares GENIUS Money
Market ETF, 3.53%(b)(c)
(Cost $140,056,000) 1,400,000 $ 140,168,000
Principal
Amount
Short-Term Investments — 50 .8%
Repurchase Agreements (d) — 8 .4%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $14,805,491
(Cost $14,801,053) $ 14,801,053
14,801,053
U.S. Treasury Obligations (a) — 42 .4%
U.S. Treasury Bills (e)
3.60%, 6/2/2026 20,000,000 19,998,021
3.62%, 6/4/2026 15,000,000 14,995,443
3.62%, 6/11/2026 10,000,000 9,989,961
3.64%, 7/9/2026 10,000,000 9,961,763
3.61%, 7/16/2026 10,000,000 9,954,875
3.63%, 7/30/2026 10,000,000 9,940,514
Total U.S. Treasury Obligations
(Cost $74,841,320) 74,840,577
Total Short-Term Investments
(Cost $89,642,373) 89,641,630
Total Investments — 130.2%
(Cost $229,698,373) 229,809,630
Liabilities in excess of other assets — (30.2%) (53,245,169)
Net Assets — 100.0% $ 176,564,461
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $75,059,950.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of May 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(e) The rate shown was the current yield as of May 31, 2026.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 112,039
Aggregate gross unrealized depreciation (70,153,093)
Net unrealized depreciation $ (70,041,054)
Federal income tax cost $ 229,698,373
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
May 31, 2026
($)
Shares held
at May 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF — 140,056,000 – – 112,000 140,168,000 1,400,000 1,213,104
Futures Contracts Sold
UltraPro Short Dow30
SM
had the following open short futures contracts as of May 31, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
DJIA CBOT E-Mini Index 122 6/18/2026 U.S. Dollar $ 31,156,970 $ (1,762,740)

See accompanying notes to the financial statements.
ULTRAPRO SHORT DOW30
~
SM
:: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SDOW
::
Swap Agreements
a
UltraPro Short Dow30
SM
had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(34,957,235) 3/8/2027
Bank of
America NA (4.52)%
Dow Jones Industrial
Average
SM
(10,074,643) 6,038,059 4,036,584 —
(51,338,655) 11/4/2027
Barclays Bank
PLC (4.17)%
Dow Jones Industrial
Average
SM
(4,027,050) 4,027,050 — —
(52,512,401) 1/12/2027 BNP Paribas (4.22)%
Dow Jones Industrial
Average
SM
(5,423,735) 5,423,735 — —
(41,336,293) 3/2/2028 Citibank NA (4.37)%
Dow Jones Industrial
Average
SM
(3,117,405) 3,117,405 — —
(60,983,790) 11/6/2026
Goldman Sachs
International (4.12)%
Dow Jones Industrial
Average
SM
(8,977,712) — 8,977,712 —
(108,903,270) 3/8/2027
Societe
Generale (4.32)%
Dow Jones Industrial
Average
SM
(21,010,446) 21,005,635 4,811 —
(148,541,661) 11/6/2026 UBS AG (4.02)%
Dow Jones Industrial
Average
SM
(15,758,580) 15,758,580 — —
(498,573,305) (68,389,571)
Total Unrealized
Depreciation
(68,389,571)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2026 :: ULTRAPRO SHORT MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SMDD
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 115 .1%
Repurchase Agreements (a) — 115 .1%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $2,416,239
(Cost $2,415,514) $ 2,415,514
$ 2,415,514
Total Investments — 115.1%
(Cost $2,415,514) 2,415,514
Liabilities in excess of other assets — (15.1%) (316,083)
Net Assets — 100.0% $ 2,099,431
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (844,571)
Net unrealized depreciation $ (844,571)
Federal income tax cost $ 2,415,514
Futures Contracts Sold
UltraPro Short MidCap400 had the following open short futures contracts as of May 31, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
S&P Midcap 400
®
E-Mini Index 1 6/18/2026 U.S. Dollar $ 373,200 $ (36,697)
Swap Agreements
a
UltraPro Short MidCap400 had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(1,560,830) 11/6/2026
Bank of
America NA (4.37)% S&P MidCap 400
®
(224,752) — — (224,752)
(1,732,185) 11/4/2027 BNP Paribas (4.07)% S&P MidCap 400
®
(98,094) — 38,700 (59,394)
(1,303,796) 1/12/2027 Citibank NA (4.07)% S&P MidCap 400
®
(241,946) — 164,000 (77,946)
(1,326,146) 11/6/2026
Societe
Generale (3.87)% S&P MidCap 400
®
(243,082) — 243,082 —
(5,922,957) (807,874)
Total Unrealized
Depreciation
(807,874)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRAPRO SHORT QQQ
®
:: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SQQQ
::
See accompanying notes to the financial statements.
Investments
Shares Value
Exchange Traded Funds (a) — 103 .4%
ProShares GENIUS Money
Market ETF, 3.53%(b)(c)
(Cost $2,327,444,800) 23,260,000 $ 2,328,791,200
Principal
Amount
Short-Term Investments — 95 .0%
Repurchase Agreements (d) — 3 .3%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $75,156,357
(Cost $75,133,822) $ 75,133,822
75,133,822
U.S. Treasury Obligations (a) — 91 .7%
U.S. Treasury Bills (e)
3.62%, 6/4/2026 245,000,000 244,925,581
3.61%, 6/9/2026 300,000,000 299,758,500
3.62%, 6/11/2026 200,000,000 199,799,222
3.65%, 6/25/2026 400,000,000 399,033,468
3.63%, 7/7/2026 200,000,000 199,275,800
3.65%, 7/16/2026 450,000,000 447,969,375
3.61%, 7/30/2026 75,000,000 74,553,853
3.63%, 8/6/2026 200,000,000 198,674,756
Total U.S. Treasury Obligations
(Cost $2,064,009,643) 2,063,990,555
Total Short-Term Investments
(Cost $2,139,143,465) 2,139,124,377
Total Investments — 198.4%
(Cost $4,466,588,265) 4,467,915,577
Liabilities in excess of other assets — (98.4%) (2,215,542,805)
Net Assets — 100.0% $ 2,252,372,772
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $3,186,586,572.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of May 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(e) The rate shown was the current yield as of May 31, 2026.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,347,525
Aggregate gross unrealized depreciation (2,303,552,638)
Net unrealized depreciation $ (2,302,205,113)
Federal income tax cost $ 4,466,588,265
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
May 31, 2026
($)
Shares held
at May 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF — 2,577,709,700 (250,267,938) 3,038 1,346,400 2,328,791,200 23,260,000 16,827,685
Futures Contracts Sold
UltraPro Short QQQ
®
had the following open short futures contracts as of May 31, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
Nasdaq-100 E-Mini Index 580 6/18/2026 U.S. Dollar $ 352,700,900 $ (37,216,950)

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRAPRO SHORT QQQ
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SQQQ
::
Swap Agreements
a
UltraPro Short QQQ
®
had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(701,667,120) 12/9/2027
Bank of
America NA (4.47)% Nasdaq-100 Index
®
(21,821,107) 21,821,107 — —
(732,576,630) 11/4/2027
Barclays Bank
PLC (4.17)% Nasdaq-100 Index
®
(140,546,507) 140,546,507 — —
(624,408,510) 11/8/2027 BNP Paribas (4.32)% Nasdaq-100 Index
®
(197,077,900) 197,077,900 — —
(621,557,192) 3/9/2027 Citibank NA (4.47)% Nasdaq-100 Index
®
(160,671,877) 160,671,877 — —
(535,077,295) 1/12/2027
Goldman Sachs
International (4.22)% Nasdaq-100 Index
®
(306,794,830) 306,794,830 — —
(620,192,198) 4/6/2027
J.P. Morgan
Securities, LLC (4.17)% Nasdaq-100 Index
®
(492,967,921) 492,967,921 — —
(658,503,005) 1/12/2027
Morgan
Stanley & Co.
International plc (3.97)% Nasdaq-100 Index
®
(287,876,215) 287,876,215 — —
(530,223,987) 4/6/2027
Nomura Global
Financial
Products Inc. (4.42)% Nasdaq-100 Index
®
(337,380,147) 337,380,147 — —
(653,407,030) 12/9/2027
Societe
Generale (4.42)% Nasdaq-100 Index
®
(161,770,304) 161,709,811 60,493 —
(726,622,348) 11/8/2027 UBS AG (4.14)% Nasdaq-100 Index
®
(159,408,667) 159,408,667 — —
(6,404,235,315) (2,266,315,475)
Total Unrealized
Depreciation
(2,266,315,475)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRAPRO SHORT RUSSELL2000 :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SRTY
::
See accompanying notes to the financial statements.
Investments
Shares Value
Exchange Traded Funds (a) — 80 .8%
ProShares GENIUS Money
Market ETF, 3.53%(b)(c)
(Cost $60,026,500) 600,000 $ 60,072,000
Principal
Amount
Short-Term Investments — 75 .9%
Repurchase Agreements (d) — 8 .7%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $6,441,789
(Cost $6,439,858) $ 6,439,858
6,439,858
U.S. Treasury Obligations (a) — 67 .2%
U.S. Treasury Bills (e)
3.60%, 6/2/2026 10,000,000 9,999,011
3.62%, 6/4/2026 25,000,000 24,992,406
3.62%, 6/11/2026 5,000,000 4,994,980
3.61%, 7/16/2026 5,000,000 4,977,437
3.63%, 7/30/2026 5,000,000 4,970,257
Total U.S. Treasury Obligations
(Cost $49,934,560) 49,934,091
Total Short-Term Investments
(Cost $56,374,418) 56,373,949
Total Investments — 156.7%
(Cost $116,400,918) 116,445,949
Liabilities in excess of other assets — (56.7%) (42,130,256)
Net Assets — 100.0% $ 74,315,693
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $55,119,041.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of May 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(e) The rate shown was the current yield as of May 31, 2026.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 45,507
Aggregate gross unrealized depreciation (54,332,370)
Net unrealized depreciation $ (54,286,863)
Federal income tax cost $ 116,400,918
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
May 31, 2026
($)
Shares held
at May 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF — 60,026,500 – – 45,500 60,072,000 600,000 482,853
Futures Contracts Sold
UltraPro Short Russell2000 had the following open short futures contracts as of May 31, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
Russell 2000
®
E-mini Index 53 6/18/2026 U.S. Dollar $ 7,749,395 $ (853,187)

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRAPRO SHORT RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SRTY
::
Swap Agreements
a
UltraPro Short Russell2000 had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(17,857,603) 3/9/2027
Bank of
America NA (4.02)% Russell 2000
®
Index (2,363,095) 2,363,095 — —
(36,243,606) 11/6/2026
Barclays Bank
PLC (4.07)% Russell 2000
®
Index (5,671,882) 5,671,882 — —
(36,281,557) 3/9/2027 BNP Paribas (4.02)% Russell 2000
®
Index (3,265,595) 3,265,595 — —
(17,866,361) 11/4/2027 Citibank NA (3.97)% Russell 2000
®
Index (1,889,949) 1,889,949 — —
(26,831,654) 11/6/2026
Goldman Sachs
International (3.77)% Russell 2000
®
Index (6,398,274) 6,014,548 383,726 —
(43,787,181) 3/8/2027
Societe
Generale (3.97)% Russell 2000
®
Index (28,052,437) 20,370,251 7,682,186 —
(36,340,102) 3/8/2027 UBS AG (3.92)% Russell 2000
®
Index (5,837,475) 5,837,475 — —
(215,208,064) (53,478,707)
Total Unrealized
Depreciation
(53,478,707)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRAPRO SHORT S&P500
®
:: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXU
::
See accompanying notes to the financial statements.
Investments
Shares Value
Exchange Traded Funds (a) — 73 .8%
ProShares GENIUS Money
Market ETF, 3.53%(b)(c)
(Cost $335,185,500) 3,350,000 $ 335,402,000
Principal
Amount
Short-Term Investments — 73 .7%
Repurchase Agreements (d) — 11 .1%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $50,434,229
(Cost $50,419,105) $ 50,419,105
50,419,105
U.S. Treasury Obligations (a) — 62 .6%
U.S. Treasury Bills (e)
3.60%, 6/2/2026 50,000,000 49,995,054
3.62%, 6/4/2026 25,000,000 24,992,406
3.61%, 6/9/2026 60,000,000 59,951,700
3.62%, 6/11/2026 20,000,000 19,979,922
3.64%, 7/9/2026 5,000,000 4,980,881
3.65%, 7/16/2026 50,000,000 49,774,375
3.64%, 8/6/2026 75,000,000 74,503,034
Total U.S. Treasury Obligations
(Cost $284,179,363) 284,177,372
Total Short-Term Investments
(Cost $334,598,468) 334,596,477
Total Investments — 147.5%
(Cost $669,783,968) 669,998,477
Liabilities in excess of other assets — (47.5%) (215,857,284)
Net Assets — 100.0% $ 454,141,193
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $323,425,022.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of May 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(e) The rate shown was the current yield as of May 31, 2026.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 216,671
Aggregate gross unrealized depreciation (219,096,482)
Net unrealized depreciation $ (218,879,811)
Federal income tax cost $ 669,783,968
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Loss
($)
Change in
Unrealized
Appreciation
($)
Value at
May 31, 2026
($)
Shares held
at May 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF — 420,290,500 (85,094,969) (10,031) 216,500 335,402,000 3,350,000 2,833,549
Futures Contracts Sold
UltraPro Short S&P500
®
had the following open short futures contracts as of May 31, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
S&P 500
®
E-Mini Index 169 6/18/2026 U.S. Dollar $ 64,184,088 $ (5,092,827)

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRAPRO SHORT S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXU
::
Swap Agreements
a
UltraPro Short S&P500
®
had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(112,488,090) 12/9/2027
Bank of
America NA (4.32)% S&P 500
®
(2,781,299) 2,781,299 — —
(133,409,056) 3/3/2028
Barclays Bank
PLC (4.17)% S&P 500
®
(26,141,645) 26,141,645 — —
(155,148,668) 11/4/2027 BNP Paribas (4.22)% S&P 500
®
(26,702,274) 26,702,274 — —
(106,325,502) 3/2/2028 Citibank NA (4.20)% S&P 500
®
(5,318,308) 5,318,308 — —
(127,617,890) 1/6/2028
Goldman Sachs
International (4.22)% S&P 500
®
(7,356,780) 7,356,780 — —
(157,597,028) 4/6/2027
J.P. Morgan
Securities, LLC (4.07)% S&P 500
®
(68,117,577) 68,117,577 — —
(102,937,215) 1/12/2027
Morgan
Stanley & Co.
International plc (3.97)% S&P 500
®
(35,592,443) 35,592,443 — —
(180,458,488) 1/6/2028
Societe
Generale (4.32)% S&P 500
®
(12,737,782) 12,731,725 6,057 —
(125,188,390) 4/6/2028 UBS AG (4.14)% S&P 500
®
(27,423,161) 27,423,161 — —
(97,039,928) 3/3/2028
Wells Fargo
Bank, N.A. (3.72)% S&P 500
®
(1,830,224) 1,822,248 7,976 —
(1,298,210,255) (214,001,493)
Total Unrealized
Depreciation
(214,001,493)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRASHORT 7-10 YEAR TREASURY :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

PST
::
See accompanying notes to the financial statements.
Investments
Shares Value
Exchange Traded Funds (a) — 70 .1%
ProShares GENIUS Money
Market ETF, 3.53%(b)(c)
(Cost $8,003,200) 80,000 $ 8,009,600
Principal
Amount
Short-Term Investments — 26 .0%
Repurchase Agreements (d) — 26 .0%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $2,973,365
(Cost $2,972,473) $ 2,972,473
2,972,473
Total Investments — 96.1%
(Cost $10,975,673) 10,982,073
Other assets less liabilities — 3.9% 448,948
Net Assets — 100.0% $ 11,431,021
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $347,917.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of May 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 310,937
Aggregate gross unrealized depreciation (990)
Net unrealized appreciation $ 309,947
Federal income tax cost $ 10,975,673
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
May 31, 2026
($)
Shares held
at May 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF — 8,003,200 – – 6,400 8,009,600 80,000 69,320
Futures Contracts Sold
UltraShort 7-10 Year Treasury had the following open short futures contracts as of May 31, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
U.S. 10 Year Treasury Note 3 9/21/2026 U.S. Dollar $ 329,672 $ (990)
Swap Agreements
a
UltraShort 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(6,333,677) 11/4/2026
Bank of
America NA (3.13)%
ICE U.S. Treasury
7-10 Year Bond Index 91,431 — — 91,431
(3,977,271) 11/4/2026 Citibank NA (3.15)%
ICE U.S. Treasury
7-10 Year Bond Index 47,661 — — 47,661
(4,908,295) 11/4/2026
Goldman Sachs
International (3.40)%
ICE U.S. Treasury
7-10 Year Bond Index 49,165 — — 49,165
(7,444,987) 11/4/2026
Societe
Generale (3.34)%
ICE U.S. Treasury
7-10 Year Bond Index 116,280 — — 116,280
(22,664,230) 304,537
Total Unrealized
Appreciation
304,537
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRASHORT 7-10 YEAR TREASURY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

PST
::
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRASHORT 20+ YEAR TREASURY :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TBT
::
See accompanying notes to the financial statements.
Investments
Shares Value
Exchange Traded Funds (a) — 72 .7%
ProShares GENIUS Money
Market ETF, 3.53%(b)(c)
(Cost $240,123,500) 2,400,000 $ 240,288,000
Principal
Amount
Short-Term Investments — 21 .9%
Repurchase Agreements (d) — 21 .9%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $72,303,478
(Cost $72,281,797) $ 72,281,797
72,281,797
Total Investments — 94.6%
(Cost $312,405,297) 312,569,797
Other assets less liabilities — 5.4% 17,866,902
Net Assets — 100.0% $ 330,436,699
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $13,668,483.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of May 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 9,624,111
Aggregate gross unrealized depreciation (79,270)
Net unrealized appreciation $ 9,544,841
Federal income tax cost $ 312,405,297
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
May 31, 2026
($)
Shares held
at May 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF — 240,123,500 – – 164,500 240,288,000 2,400,000 1,764,391
Futures Contracts Sold
UltraShort 20+ Year Treasury had the following open short futures contracts as of May 31, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
U.S. Treasury Long Bond 110 9/21/2026 U.S. Dollar $ 12,361,250 $ (79,270)

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRASHORT 20+ YEAR TREASURY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TBT
::
Swap Agreements
a
UltraShort 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(103,248,396) 11/4/2026
Bank of
America NA (3.32)%
ICE U.S. Treasury
20+ Year Bond Index 734,530 (734,530) — —
(104,879,587) 11/4/2026
Barclays Bank
PLC (3.40)%
ICE U.S. Treasury
20+ Year Bond Index 2,062,806 (2,062,806) — —
(116,903,656) 11/4/2026 Citibank NA (3.17)%
ICE U.S. Treasury
20+ Year Bond Index 1,306,169 (1,306,169) — —
(152,173,944) 11/4/2026
Goldman Sachs
International (3.37)%
ICE U.S. Treasury
20+ Year Bond Index 1,045,523 (1,045,523) — —
(127,604,353) 11/4/2026
Morgan
Stanley & Co.
International plc (3.45)%
ICE U.S. Treasury
20+ Year Bond Index 2,648,827 (2,648,827) — —
(49,660,352) 11/4/2026
Societe
Generale (3.30)%
ICE U.S. Treasury
20+ Year Bond Index 1,661,756 — (1,661,756) —
(654,470,288) 9,459,611
Total Unrealized
Appreciation
9,459,611
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRASHORT CONSUMER DISCRETIONARY :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SCC
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 98 .0%
Repurchase Agreements (a) — 98 .0%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $5,812,066
(Cost $5,810,325) $ 5,810,325
$ 5,810,325
Total Investments — 98.0%
(Cost $5,810,325) 5,810,325
Other assets less liabilities — 2.0% 119,370
Net Assets — 100.0% $ 5,929,695
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (994,553)
Net unrealized depreciation $ (994,553)
Federal income tax cost $ 5,810,325
Swap Agreements
a
UltraShort Consumer Discretionary had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(2,686,893) 3/15/2028 BNP Paribas (4.12)%
S&P Consumer
Discretionary Select
Sector Index
f
(348,881) — 323,417 (25,464)
(1,966,317) 11/15/2027
Goldman Sachs
International (3.87)%
S&P Consumer
Discretionary Select
Sector Index
f
(218,428) — 181,241 (37,187)
(2,010,285) 11/15/2027
Societe
Generale (3.97)%
S&P Consumer
Discretionary Select
Sector Index
f
(64,397) — 64,397 —
(5,193,031) 3/8/2027 UBS AG (3.92)%
S&P Consumer
Discretionary Select
Sector Index
f
(362,847) — 362,847 —
(11,856,526) (994,553)
Total Unrealized
Depreciation
(994,553)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of Ultra Consumer Discretionary for the components of the underlying reference instrument and their relative weightings.

MAY 31, 2026 :: ULTRASHORT CONSUMER STAPLES
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SZK
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 83 .8%
Repurchase Agreements (a) — 83 .8%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $4,060,489
(Cost $4,059,271) $ 4,059,271
$ 4,059,271
Total Investments — 83.8%
(Cost $4,059,271) 4,059,271
Other assets less liabilities — 16.2% 787,392
Net Assets — 100.0% $ 4,846,663
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 244,142
Aggregate gross unrealized depreciation —
Net unrealized appreciation $ 244,142
Federal income tax cost $ 4,059,271
Swap Agreements
a
UltraShort Consumer Staples had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(3,123,670) 3/8/2027
Bank of
America NA (4.22)%
S&P Consumer
Staples Select Sector
Index
f
63,782 — — 63,782
(2,902,103) 3/8/2027
Goldman Sachs
International (3.87)%
S&P Consumer
Staples Select Sector
Index
f
113,667 — — 113,667
(1,657,986) 3/15/2028
Societe
Generale (3.92)%
S&P Consumer
Staples Select Sector
Index
f
62,928 — — 62,928
(1,991,590) 3/15/2028 UBS AG (3.92)%
S&P Consumer
Staples Select Sector
Index
f
3,765 — — 3,765
(9,675,349) 244,142
Total Unrealized
Appreciation
244,142
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of Ultra Consumer Staples for the components of the underlying reference instrument and their relative weightings.

ULTRASHORT DOW30
~
SM
:: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

DXD
::
See accompanying notes to the financial statements.
Investments
Shares Value
Exchange Traded Funds (a) — 90 .1%
ProShares GENIUS Money
Market ETF, 3.53%(b)(c)
(Cost $42,021,800) 420,000 $ 42,050,400
Principal
Amount
Short-Term Investments — 9 .1%
Repurchase Agreements (d) — 9 .1%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $4,224,415
(Cost $4,223,149) $ 4,223,149
4,223,149
Total Investments — 99.2%
(Cost $46,244,949) 46,273,549
Other assets less liabilities — 0.8% 350,071
Net Assets — 100.0% $ 46,623,620
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $5,047,950.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of May 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 329,140
Aggregate gross unrealized depreciation (13,910,340)
Net unrealized depreciation $ (13,581,200)
Federal income tax cost $ 46,244,949
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
May 31, 2026
($)
Shares held
at May 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF — 42,021,800 – – 28,600 42,050,400 420,000 289,834
Futures Contracts Sold
UltraShort Dow30
SM
had the following open short futures contracts as of May 31, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
DJIA CBOT E-Mini Index 30 6/18/2026 U.S. Dollar $ 7,661,550 $ (618,695)

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRASHORT DOW30
~
SM
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

DXD
::
Swap Agreements
a
UltraShort Dow30
SM
had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(7,961,064) 11/4/2027
Bank of
America NA (4.52)%
Dow Jones Industrial
Average
SM
(599,186) — 599,186 —
(3,164,012) 11/4/2027
Barclays Bank
PLC (4.17)%
Dow Jones Industrial
Average
SM
300,540 (300,540) — —
(11,635,401) 1/12/2027 BNP Paribas (4.22)%
Dow Jones Industrial
Average
SM
(3,951,378) 1,110,601 2,840,777 —
(13,778,764) 3/8/2027 Citibank NA (4.37)%
Dow Jones Industrial
Average
SM
(1,992,916) 282,916 1,710,000 —
(18,900,535) 11/6/2026
Goldman Sachs
International (4.12)%
Dow Jones Industrial
Average
SM
(2,229,803) — 2,229,803 —
(8,777,583) 11/6/2026
Societe
Generale (4.32)%
Dow Jones Industrial
Average
SM
(1,992,045) 128,474 1,863,571 —
(21,351,573) 11/6/2026 UBS AG (4.02)%
Dow Jones Industrial
Average
SM
(2,526,317) 149,483 2,376,834 —
(85,568,932) (12,991,105)
Total Unrealized
Appreciation
300,540
Total Unrealized
Depreciation
(13,291,645)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRASHORT ENERGY :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

DUG
::
See accompanying notes to the financial statements.
Investments
Shares Value
Exchange Traded Funds (a) — 33 .9%
ProShares GENIUS Money
Market ETF, 3.53%(b)(c)
(Cost $10,009,000) 100,000 $ 10,012,000
Principal
Amount
Short-Term Investments — 51 .6%
Repurchase Agreements (d) — 51 .6%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $15,218,603
(Cost $15,214,038) $ 15,214,038
15,214,038
Total Investments — 85.5%
(Cost $25,223,038) 25,226,038
Other assets less liabilities — 14.5% 4,280,241
Net Assets — 100.0% $ 29,506,279
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $487,284.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of May 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 621,006
Aggregate gross unrealized depreciation (6,139,064)
Net unrealized depreciation $ (5,518,058)
Federal income tax cost $ 25,223,038
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
May 31, 2026
($)
Shares held
at May 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF — 10,009,000 – – 3,000 10,012,000 100,000 12,554
Swap Agreements
a
UltraShort Energy had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(9,965,570) 3/8/2027
Bank of
America NA (4.02)%
S&P Energy Select
Sector Index
f
(1,982,402) — 1,982,402 —
(18,185,545) 3/15/2028 BNP Paribas (4.22)%
S&P Energy Select
Sector Index
f
618,006 (427,076) — 190,930
(7,647,146) 3/8/2027
Goldman Sachs
International (3.87)%
S&P Energy Select
Sector Index
f
(1,537,825) — 1,537,825 —
(12,507,940) 3/8/2027
Societe
Generale (3.97)%
S&P Energy Select
Sector Index
f
(1,892,828) — 1,892,828 —
(10,610,298) 3/8/2027 UBS AG (3.92)%
S&P Energy Select
Sector Index
f
(726,009) — 726,009 —
(58,916,499) (5,521,058)
Total Unrealized
Appreciation
618,006
Total Unrealized
Depreciation
(6,139,064)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRASHORT ENERGY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

DUG
::
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of Ultra Energy for the components of the underlying reference instrument and their relative weightings.

ULTRASHORT FINANCIALS :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SKF
::
See accompanying notes to the financial statements.
Investments
Shares Value
Exchange Traded Funds (a) — 52 .5%
ProShares GENIUS Money
Market ETF, 3.53%(b)(c)
(Cost $7,006,300) 70,000 $ 7,008,400
Principal
Amount
Short-Term Investments — 37 .3%
Repurchase Agreements (d) — 37 .3%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $4,977,101
(Cost $4,975,608) $ 4,975,608
4,975,608
Total Investments — 89.8%
(Cost $11,981,908) 11,984,008
Other assets less liabilities — 10.2% 1,367,630
Net Assets — 100.0% $ 13,351,638
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $163,696.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of May 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 31,800
Aggregate gross unrealized depreciation (1,759,288)
Net unrealized depreciation $ (1,727,488)
Federal income tax cost $ 11,981,908
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
May 31, 2026
($)
Shares held
at May 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF — 7,006,300 – – 2,100 7,008,400 70,000 8,787

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRASHORT FINANCIALS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SKF
::
Swap Agreements
a
UltraShort Financials had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(4,422,705) 11/15/2027
Bank of
America NA (4.07)%
S&P Financial Select
Sector Index
f
29,700 — — 29,700
(3,007,948) 3/15/2028
Barclays Bank
PLC (4.27)%
S&P Financial Select
Sector Index
f
(82,076) — 82,076 —
(3,128,596) 3/15/2028 BNP Paribas (4.12)%
S&P Financial Select
Sector Index
f
(48,926) — 48,926 —
(4,298,882) 4/15/2027 Citibank NA (4.02)%
S&P Financial Select
Sector Index
f
(1,035,139) — 1,035,139 —
(6,201,312) 3/8/2027
Goldman Sachs
International (3.87)%
S&P Financial Select
Sector Index
f
(533,430) — 533,430 —
(1,593,190) 3/15/2028
J.P. Morgan
Securities, LLC (4.27)%
S&P Financial Select
Sector Index
f
(23,037) — 23,037 —
(1,743,048) 3/15/2028
Societe
Generale (3.97)%
S&P Financial Select
Sector Index
f
(26,399) — 26,399 —
(2,352,638) 3/15/2028 UBS AG (3.92)%
S&P Financial Select
Sector Index
f
(10,281) — 10,281 —
(26,748,319) (1,729,588)
Total Unrealized
Appreciation
29,700
Total Unrealized
Depreciation
(1,759,288)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of Ultra Financials for the components of the underlying reference instrument and their relative weightings.

ULTRASHORT FTSE CHINA 50 :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

FXP
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 51 .9%
Repurchase Agreements (a) — 51 .9%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $3,276,152
(Cost $3,275,171) $ 3,275,171
$ 3,275,171
Total Investments — 51.9%
(Cost $3,275,171) 3,275,171
Other assets less liabilities — 48.1% 3,033,766
Net Assets — 100.0% $ 6,308,937
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 876,435
Aggregate gross unrealized depreciation (381,730)
Net unrealized appreciation $ 494,705
Federal income tax cost $ 3,275,171
Swap Agreements
a
UltraShort FTSE China 50 had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(3,759,186) 11/6/2026
Bank of
America NA (2.92)%
iShares
®
China
Large-Cap ETF
f
201,539 — — 201,539
(818,539) 11/6/2026 Citibank NA (2.39)%
iShares
®
China
Large-Cap ETF
f
144,122 — — 144,122
(1,002,175) 11/6/2026
Goldman Sachs
International (3.12)%
iShares
®
China
Large-Cap ETF
f
530,774 (530,774) — —
(2,840,183) 11/6/2026
Societe
Generale (3.47)%
iShares
®
China
Large-Cap ETF
f
(316,675) — 316,675 —
(4,196,454) 11/9/2026 UBS AG (3.72)%
iShares
®
China
Large-Cap ETF
f
(65,055) — 65,055 —
(12,616,537) 494,705
Total Unrealized
Appreciation
876,435
Total Unrealized
Depreciation
(381,730)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

MAY 31, 2026 :: ULTRASHORT FTSE EUROPE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EPV
::
See accompanying notes to the financial statements.
Investments
Shares Value
Exchange Traded Funds (a) — 35 .3%
ProShares GENIUS Money
Market ETF, 3.53%(b)(c)
(Cost $5,004,500) 50,000 $ 5,006,000
Principal
Amount
Short-Term Investments — 54 .7%
Repurchase Agreements (d) — 54 .7%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $7,775,483
(Cost $7,773,152) $ 7,773,152
7,773,152
Total Investments — 90.0%
(Cost $12,777,652) 12,779,152
Other assets less liabilities — 10.0% 1,420,368
Net Assets — 100.0% $ 14,199,520
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $275,730.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of May 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,500
Aggregate gross unrealized depreciation (7,606,953)
Net unrealized depreciation $ (7,605,453)
Federal income tax cost $ 12,777,652
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
May 31, 2026
($)
Shares held
at May 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF — 5,004,500 – – 1,500 5,006,000 50,000 6,277

See accompanying notes to the financial statements.
ULTRASHORT FTSE EUROPE :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EPV
::
Swap Agreements
a
UltraShort FTSE Europe had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(10,301,386) 11/6/2026 Citibank NA (3.42)%
Vanguard
®
FTSE
Europe ETF Shares
f
(1,097,151) — 1,097,151 —
(5,015,731) 11/6/2026
Goldman Sachs
International (3.12)%
Vanguard
®
FTSE
Europe ETF Shares
f
(3,353,079) — 3,353,079 —
(8,194,376) 11/6/2026
Societe
Generale (2.82)%
Vanguard
®
FTSE
Europe ETF Shares
f
(2,187,305) — 2,187,305 —
(4,794,467) 11/6/2026 UBS AG (2.37)%
Vanguard
®
FTSE
Europe ETF Shares
f
(969,418) — 969,418 —
(28,305,960) (7,606,953)
Total Unrealized
Depreciation
(7,606,953)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

MAY 31, 2026 :: ULTRASHORT HEALTH CARE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RXD
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 91 .4%
Repurchase Agreements (a) — 91 .4%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $4,827,962
(Cost $4,826,515) $ 4,826,515
$ 4,826,515
Total Investments — 91.4%
(Cost $4,826,515) 4,826,515
Other assets less liabilities — 8.6% 456,957
Net Assets — 100.0% $ 5,283,472
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 77,720
Aggregate gross unrealized depreciation (154,666)
Net unrealized depreciation $ (76,946)
Federal income tax cost $ 4,826,515
Swap Agreements
a
UltraShort Health Care had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(331,876) 3/8/2027
Bank of
America NA (4.27)%
S&P Health Care
Select Sector Index
f
60,178 — — 60,178
(2,632,385) 3/15/2028 BNP Paribas (4.22)%
S&P Health Care
Select Sector Index
f
(21,794) — — (21,794)
(1,949,021) 4/15/2027 Citibank NA (4.07)%
S&P Health Care
Select Sector Index
f
(86,075) — — (86,075)
(3,253,899) 3/8/2027
Goldman Sachs
International (3.87)%
S&P Health Care
Select Sector Index
f
17,542 — — 17,542
(746,722) 11/15/2027
Societe
Generale (3.92)%
S&P Health Care
Select Sector Index
f
(18,072) — 18,072 —
(1,641,281) 3/15/2028 UBS AG (3.62)%
S&P Health Care
Select Sector Index
f
(28,725) — 28,725 —
(10,555,184) (76,946)
Total Unrealized
Appreciation
77,720
Total Unrealized
Depreciation
(154,666)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of Ultra Health Care for the components of the underlying reference instrument and their relative weightings.

ULTRASHORT INDUSTRIALS :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SIJ
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 93 .5%
Repurchase Agreements (a) — 93 .5%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $5,870,650
(Cost $5,868,889) $ 5,868,889
$ 5,868,889
Total Investments — 93.5%
(Cost $5,868,889) 5,868,889
Other assets less liabilities — 6.5% 409,495
Net Assets — 100.0% $ 6,278,384
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 42,686
Aggregate gross unrealized depreciation (745,742)
Net unrealized depreciation $ (703,056)
Federal income tax cost $ 5,868,889
Swap Agreements
a
UltraShort Industrials had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(2,485,271) 11/15/2027
Bank of
America NA (4.27)%
S&P Industrials
Select Sector Index
f
18,326 — — 18,326
(3,127,082) 11/15/2027 BNP Paribas (4.22)%
S&P Industrials
Select Sector Index
f
24,360 — — 24,360
(1,473,722) 3/8/2027
Goldman Sachs
International (3.87)%
S&P Industrials
Select Sector Index
f
(257,096) — 257,096 —
(1,144,097) 3/15/2028
Societe
Generale (3.97)%
S&P Industrials
Select Sector Index
f
(7,243) — 7,243 —
(4,311,292) 3/8/2027 UBS AG (3.92)%
S&P Industrials
Select Sector Index
f
(481,403) — 481,403 —
(12,541,464) (703,056)
Total Unrealized
Appreciation
42,686
Total Unrealized
Depreciation
(745,742)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of Ultra Industrials for the components of the underlying reference instrument and their relative weightings.

MAY 31, 2026 :: ULTRASHORT MATERIALS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SMN
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 74 .8%
Repurchase Agreements (a) — 74 .8%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $3,080,274
(Cost $3,079,349) $ 3,079,349
$ 3,079,349
Total Investments — 74.8%
(Cost $3,079,349) 3,079,349
Other assets less liabilities — 25.2% 1,039,735
Net Assets — 100.0% $ 4,119,084
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (479,192)
Net unrealized depreciation $ (479,192)
Federal income tax cost $ 3,079,349
Swap Agreements
a
UltraShort Materials had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(3,105,699) 3/8/2027
Bank of
America NA (3.92)%
S&P Materials Select
Sector Index
f
(87,493) — 60,000 (27,493)
(1,052,595) 3/15/2028 BNP Paribas (4.22)%
S&P Materials Select
Sector Index
f
(56,940) — — (56,940)
(822,544) 3/8/2027
Goldman Sachs
International (3.87)%
S&P Materials Select
Sector Index
f
(81,767) — 81,767 —
(1,264,200) 3/8/2027
Societe
Generale (3.97)%
S&P Materials Select
Sector Index
f
(100,823) — 81,949 (18,874)
(1,983,654) 3/8/2027 UBS AG (3.92)%
S&P Materials Select
Sector Index
f
(152,169) — 152,169 —
(8,228,692) (479,192)
Total Unrealized
Depreciation
(479,192)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of Ultra Materials for the components of the underlying reference instrument and their relative weightings.

ULTRASHORT MIDCAP400 :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MZZ
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 144 .9%
Repurchase Agreements (a) — 144 .9%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $1,016,529
(Cost $1,016,226) $ 1,016,226
$ 1,016,226
Total Investments — 144.9%
(Cost $1,016,226) 1,016,226
Liabilities in excess of other assets — (44.9%) (315,013)
Net Assets — 100.0% $ 701,213
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (417,446)
Net unrealized depreciation $ (417,446)
Federal income tax cost $ 1,016,226
Swap Agreements
a
UltraShort MidCap400 had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(342,712) 3/8/2027
Bank of
America NA (4.37)% S&P MidCap 400
®
(244,157) — — (244,157)
(365,063) 11/8/2027 BNP Paribas (4.07)% S&P MidCap 400
®
(26,186) — — (26,186)
(409,764) 11/4/2027 Citibank NA (4.07)% S&P MidCap 400
®
(64,383) — 39,000 (25,383)
(283,110) 11/6/2026
Societe
Generale (3.87)% S&P MidCap 400
®
(82,720) — 82,720 —
(1,400,649) (417,446)
Total Unrealized
Depreciation
(417,446)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2026 :: ULTRASHORT MSCI BRAZIL CAPPED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BZQ
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 48 .2%
Repurchase Agreements (a) — 48 .2%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $1,485,725
(Cost $1,485,280) $ 1,485,280
$ 1,485,280
Total Investments — 48.2%
(Cost $1,485,280) 1,485,280
Other assets less liabilities — 51.8% 1,598,956
Net Assets — 100.0% $ 3,084,236
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (3,886,269)
Net unrealized depreciation $ (3,886,269)
Federal income tax cost $ 1,485,280
Swap Agreements
a
UltraShort MSCI Brazil Capped had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(1,377,470) 11/6/2026
Bank of
America NA (2.82)%
iShares
®
MSCI Brazil
Capped ETF
f
(1,249,609) — 1,249,609 —
(214,332) 11/6/2026 Citibank NA (3.92)%
iShares
®
MSCI Brazil
Capped ETF
f
(142,737) — 142,737 —
(2,315,351) 11/6/2026
Goldman Sachs
International (3.12)%
iShares
®
MSCI Brazil
Capped ETF
f
(1,218,213) — 1,218,213 —
(575,313) 11/6/2026
Societe
Generale (3.02)%
iShares
®
MSCI Brazil
Capped ETF
f
(427,478) — 427,478 —
(1,687,866) 11/6/2026 UBS AG (3.52)%
iShares
®
MSCI Brazil
Capped ETF
f
(848,232) — 848,232 —
(6,170,332) (3,886,269)
Total Unrealized
Depreciation
(3,886,269)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

ULTRASHORT MSCI EAFE :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EFU
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 102 .6%
Repurchase Agreements (a) — 102 .6%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $1,295,097
(Cost $1,294,710) $ 1,294,710
$ 1,294,710
Total Investments — 102.6%
(Cost $1,294,710) 1,294,710
Liabilities in excess of other assets — (2.6%) (32,952)
Net Assets — 100.0% $ 1,261,758
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (791,999)
Net unrealized depreciation $ (791,999)
Federal income tax cost $ 1,294,710
Swap Agreements
a
UltraShort MSCI EAFE had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(159,321) 11/6/2026 Citibank NA (3.62)%
iShares
®
MSCI EAFE
ETF
f
(107,336) — 107,336 —
(258,897) 11/6/2026
Goldman Sachs
International (3.47)%
iShares
®
MSCI EAFE
ETF
f
(18,962) — 18,962 —
(1,697,210) 11/6/2026
Societe
Generale (3.12)%
iShares
®
MSCI EAFE
ETF
f
(496,400) — 480,377 (16,023)
(407,153) 11/6/2026 UBS AG (3.52)%
iShares
®
MSCI EAFE
ETF
f
(169,301) — 29,039 (140,262)
(2,522,581) (791,999)
Total Unrealized
Depreciation
(791,999)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

MAY 31, 2026 :: ULTRASHORT MSCI EMERGING MARKETS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EEV
::
See accompanying notes to the financial statements.
Investments
Shares Value
Exchange Traded Funds (a) — 62 .3%
ProShares GENIUS Money
Market ETF, 3.53%(b)(c)
(Cost $2,001,800) 20,000 $ 2,002,400
Principal
Amount
Short-Term Investments — 41 .5%
Repurchase Agreements (d) — 41 .5%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $1,334,782
(Cost $1,334,382) $ 1,334,382
1,334,382
Total Investments — 103.8%
(Cost $3,336,182) 3,336,782
Liabilities in excess of other assets — (3.8%) (122,618)
Net Assets — 100.0% $ 3,214,164
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $37,945.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of May 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 600
Aggregate gross unrealized depreciation (5,656,127)
Net unrealized depreciation $ (5,655,527)
Federal income tax cost $ 3,336,182
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
May 31, 2026
($)
Shares held
at May 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF — 2,001,800 – – 600 2,002,400 20,000 2,511
Swap Agreements
a
UltraShort MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(1,254,515) 11/6/2026 Citibank NA (3.72)%
iShares
®
MSCI
Emerging Markets
ETF
f
(1,173,755) — 1,173,755 —
(964,291) 11/6/2026
Goldman Sachs
International (3.27)%
iShares
®
MSCI
Emerging Markets
ETF
f
(852,653) — 634,461 (218,192)
(1,891,134) 11/6/2026
Societe
Generale (3.37)%
iShares
®
MSCI
Emerging Markets
ETF
f
(1,710,440) — 1,710,440 —
(2,289,957) 11/6/2026 UBS AG (3.52)%
iShares
®
MSCI
Emerging Markets
ETF
f
(1,919,279) — 1,919,279 —
(6,399,897) (5,656,127)
Total Unrealized
Depreciation
(5,656,127)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

See accompanying notes to the financial statements.
ULTRASHORT MSCI EMERGING MARKETS :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EEV
::
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

MAY 31, 2026 :: ULTRASHORT MSCI JAPAN
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EWV
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 82 .5%
Repurchase Agreements (a) — 82 .5%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $5,323,792
(Cost $5,322,195) $ 5,322,195
$ 5,322,195
Total Investments — 82.5%
(Cost $5,322,195) 5,322,195
Other assets less liabilities — 17.5% 1,131,222
Net Assets — 100.0% $ 6,453,417
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (3,282,484)
Net unrealized depreciation $ (3,282,484)
Federal income tax cost $ 5,322,195
Swap Agreements
a
UltraShort MSCI Japan had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(3,086,000) 11/6/2026
Bank of
America NA (3.82)%
iShares
®
MSCI Japan
ETF
f
(1,181,588) — 1,181,588 —
(4,170,053) 11/6/2026
Societe
Generale (3.22)%
iShares
®
MSCI Japan
ETF
f
(1,256,513) — 1,256,513 —
(5,610,784) 11/6/2026 UBS AG (3.62)%
iShares
®
MSCI Japan
ETF
f
(844,383) — 844,383 —
(12,866,837) (3,282,484)
Total Unrealized
Depreciation
(3,282,484)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

ULTRASHORT NASDAQ BIOTECHNOLOGY :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BIS
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 99 .5%
Repurchase Agreements (a) — 99 .5%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $2,409,229
(Cost $2,408,507) $ 2,408,507
$ 2,408,507
Total Investments — 99.5%
(Cost $2,408,507) 2,408,507
Other assets less liabilities — 0.5% 13,304
Net Assets — 100.0% $ 2,421,811
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (1,099,672)
Net unrealized depreciation $ (1,099,672)
Federal income tax cost $ 2,408,507
Swap Agreements
a
UltraShort Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(910,451) 3/8/2027
Bank of
America NA (4.22)%
Nasdaq
Biotechnology Index
®
(396,868) — 260,000 (136,868)
(1,179,992) 11/15/2027 BNP Paribas (3.87)%
Nasdaq
Biotechnology Index
®
(269,222) — 269,222 —
(958,370) 3/8/2027 Citibank NA (3.22)%
Nasdaq
Biotechnology Index
®
(254,699) — 254,699 —
(850,553) 11/6/2026
Societe
Generale (3.92)%
Nasdaq
Biotechnology Index
®
(88,130) — 42,156 (45,974)
(940,400) 11/15/2027 UBS AG (3.62)%
Nasdaq
Biotechnology Index
®
(90,753) — 20,893 (69,860)
(4,839,766) (1,099,672)
Total Unrealized
Depreciation
(1,099,672)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2026 :: ULTRASHORT QQQ
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QID
::
See accompanying notes to the financial statements.
Investments
Shares Value
Exchange Traded Funds (a) — 109 .1%
ProShares GENIUS Money
Market ETF, 3.53%(b)(c)
(Cost $265,152,500) 2,650,000 $ 265,318,000
Principal
Amount
Short-Term Investments — 51 .0%
Repurchase Agreements (d) — 4 .0%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $9,682,545
(Cost $9,679,640) $ 9,679,640
9,679,640
U.S. Treasury Obligations (a) — 47 .0%
U.S. Treasury Bills (e)
3.62%, 6/4/2026 52,100,000 52,084,175
3.61%, 6/9/2026 20,000,000 19,983,900
3.64%, 7/9/2026 5,000,000 4,980,881
3.65%, 7/16/2026 25,000,000 24,887,188
3.61%, 7/30/2026 10,000,000 9,940,514
3.63%, 8/6/2026 2,500,000 2,483,434
Total U.S. Treasury Obligations
(Cost $114,361,198) 114,360,092
Total Short-Term Investments
(Cost $124,040,838) 124,039,732
Total Investments — 160.1%
(Cost $389,193,338) 389,357,732
Liabilities in excess of other assets — (60.1%) (146,128,562)
Net Assets — 100.0% $ 243,229,170
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $182,922,228.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of May 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(e) The rate shown was the current yield as of May 31, 2026.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 165,576
Aggregate gross unrealized depreciation (160,103,089)
Net unrealized depreciation $ (159,937,513)
Federal income tax cost $ 389,193,338
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
May 31, 2026
($)
Shares held
at May 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF — 345,200,500 (80,095,175) 47,175 165,500 265,318,000 2,650,000 1,969,906
Futures Contracts Sold
UltraShort QQQ
®
had the following open short futures contracts as of May 31, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
Nasdaq-100 E-Mini Index 53 6/18/2026 U.S. Dollar $ 32,229,565 $ (5,098,079)

See accompanying notes to the financial statements.
ULTRASHORT QQQ
®
:: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QID
::
Swap Agreements
a
UltraShort QQQ
®
had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(36,551,482) 1/6/2028
Bank of
America NA (4.47)% Nasdaq-100 Index
®
(9,615,603) 9,615,603 — —
(27,512,194) 11/4/2027
Barclays Bank
PLC (4.17)% Nasdaq-100 Index
®
(5,361,676) 5,361,676 — —
(30,484,846) 1/6/2028 BNP Paribas (4.32)% Nasdaq-100 Index
®
(7,594,164) 7,594,164 — —
(34,367,493) 3/2/2028 Citibank NA (4.47)% Nasdaq-100 Index
®
(4,245,760) 4,245,760 — —
(25,237,206) 11/6/2026
Goldman Sachs
International (4.22)% Nasdaq-100 Index
®
(19,726,730) 19,372,993 353,737 —
(29,150,186) 4/6/2027
J.P. Morgan
Securities, LLC (4.17)% Nasdaq-100 Index
®
(34,092,597) 34,092,597 — —
(40,039,798) 1/12/2027
Morgan
Stanley & Co.
International plc (3.97)% Nasdaq-100 Index
®
(10,502,658) 10,502,658 — —
(64,245,675) 4/6/2027
Nomura Global
Financial
Products Inc. (4.42)% Nasdaq-100 Index
®
(36,201,199) 36,201,199 — —
(107,743,455) 3/3/2028
Societe
Generale (4.42)% Nasdaq-100 Index
®
(12,155,758) 12,155,469 289 —
(58,929,452) 3/3/2028 UBS AG (4.14)% Nasdaq-100 Index
®
(15,507,683) 15,507,683 — —
(454,261,787) (155,003,828)
Total Unrealized
Depreciation
(155,003,828)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2026 :: ULTRASHORT QQQ MEGA
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QQDN
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 78 .3%
Repurchase Agreements (a) — 78 .3%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $791,222
(Cost $790,985) $ 790,985
$ 790,985
Total Investments — 78.3%
(Cost $790,985) 790,985
Other assets less liabilities — 21.7% 218,937
Net Assets — 100.0% $ 1,009,922
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (711,629)
Net unrealized depreciation $ (711,629)
Federal income tax cost $ 790,985
Swap Agreements
a
UltraShort QQQ Mega had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(931,698) 3/8/2027
Bank of
America NA (4.52)%
Nasdaq-100 Mega
Index (110,105) — 110,105 —
(36,407) 3/8/2027
Barclays Bank
PLC (4.20)%
Nasdaq-100 Mega
Index (320,390) — 260,000 (60,390)
(1,050,849) 1/12/2027
Goldman Sachs
International (4.12)%
Nasdaq-100 Mega
Index (281,134) — 281,133 (1)
(2,018,954) (711,629)
Total Unrealized
Depreciation
(711,629)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRASHORT REAL ESTATE :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SRS
::
See accompanying notes to the financial statements.
Investments
Shares Value
Exchange Traded Funds (a) — 71 .3%
ProShares GENIUS Money
Market ETF, 3.53%(b)(c)
(Cost $12,004,800) 120,000 $ 12,014,400
Principal
Amount
Short-Term Investments — 18 .3%
Repurchase Agreements (d) — 18 .3%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $3,094,321
(Cost $3,093,393) $ 3,093,393
3,093,393
Total Investments — 89.6%
(Cost $15,098,193) 15,107,793
Other assets less liabilities — 10.4% 1,762,945
Net Assets — 100.0% $ 16,870,738
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,293,050.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of May 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 97,652
Aggregate gross unrealized depreciation (2,609,841)
Net unrealized depreciation $ (2,512,189)
Federal income tax cost $ 15,098,193
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
May 31, 2026
($)
Shares held
at May 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF — 12,004,800 – – 9,600 12,014,400 120,000 103,980

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRASHORT REAL ESTATE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SRS
::
Swap Agreements
a
UltraShort Real Estate had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(4,087,920) 3/8/2027
Bank of
America NA (4.12)%
S&P Real Estate
Select Sector Index
f
(393,775) — 393,775 —
(6,653,575) 3/15/2028 BNP Paribas (4.12)%
S&P Real Estate
Select Sector Index
f
(154,198) — 154,198 —
(5,828,484) 4/15/2027 Citibank NA (4.07)%
S&P Real Estate
Select Sector Index
f
(724,369) — 724,369 —
(5,648,150) 3/8/2027
Goldman Sachs
International (3.87)%
S&P Real Estate
Select Sector Index
f
(382,508) — 382,508 —
(3,819,793) 3/8/2027
Societe
Generale (3.92)%
S&P Real Estate
Select Sector Index
f
(954,991) — 954,991 —
(7,689,199) 3/8/2027 UBS AG (3.92)%
S&P Real Estate
Select Sector Index
f
88,052 — — 88,052
(33,727,121) (2,521,789)
Total Unrealized
Appreciation
88,052
Total Unrealized
Depreciation
(2,609,841)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of Ultra Real Estate for the components of the underlying reference instrument and their relative weightings.

ULTRASHORT RUSSELL2000 :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TWM
::
See accompanying notes to the financial statements.
Investments
Shares Value
Exchange Traded Funds (a) — 74 .8%
ProShares GENIUS Money
Market ETF, 3.53%(b)(c)
(Cost $38,020,200) 380,000 $ 38,045,600
Principal
Amount
Short-Term Investments — 28 .7%
Repurchase Agreements (d) — 28 .7%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $14,624,442
(Cost $14,620,056) $ 14,620,056
14,620,056
Total Investments — 103.5%
(Cost $52,640,256) 52,665,656
Liabilities in excess of other assets — (3.5%) (1,775,885)
Net Assets — 100.0% $ 50,889,771
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $5,383,452.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of May 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 25,400
Aggregate gross unrealized depreciation (23,371,370)
Net unrealized depreciation $ (23,345,970)
Federal income tax cost $ 52,640,256
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
May 31, 2026
($)
Shares held
at May 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF — 38,020,200 – – 25,400 38,045,600 380,000 255,174
Futures Contracts Sold
UltraShort Russell2000 had the following open short futures contracts as of May 31, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
Russell 2000
®
E-mini Index 37 6/18/2026 U.S. Dollar $ 5,409,955 $ (576,803)

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRASHORT RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TWM
::
Swap Agreements
a
UltraShort Russell2000 had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(16,126,434) 11/4/2027
Bank of
America NA (4.02)% Russell 2000
®
Index (1,872,602) — 1,872,602 —
(9,228,034) 11/4/2027
Barclays Bank
PLC (4.07)% Russell 2000
®
Index (1,970,532) 1,758,238 212,294 —
(10,973,799) 1/12/2027 BNP Paribas (4.02)% Russell 2000
®
Index (3,381,004) 1,681,004 1,700,000 —
(3,745,513) 3/8/2027 Citibank NA (3.97)% Russell 2000
®
Index (4,200,872) 46,872 4,154,000 —
(7,400,527) 11/6/2026
Goldman Sachs
International (3.77)% Russell 2000
®
Index (454,679) — 454,679 —
(18,969,871) 11/4/2027
Societe
Generale (3.97)% Russell 2000
®
Index (4,377,546) — 4,377,546 —
(29,925,731) 11/6/2026 UBS AG (3.92)% Russell 2000
®
Index (6,537,332) — 6,537,332 —
(96,369,909) (22,794,567)
Total Unrealized
Depreciation
(22,794,567)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRASHORT S&P500
®
:: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SDS
::
See accompanying notes to the financial statements.
Investments
Shares Value
Exchange Traded Funds (a) — 94 .3%
ProShares GENIUS Money
Market ETF, 3.53%(b)(c)
(Cost $400,258,750) 4,000,000 $ 400,480,000
Principal
Amount
Short-Term Investments — 41 .1%
Repurchase Agreements (d) — 5 .9%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $25,032,773
(Cost $25,025,265) $ 25,025,265
25,025,265
U.S. Treasury Obligations (a) — 35 .2%
U.S. Treasury Bills (e)
3.62%, 6/4/2026 55,000,000 54,983,294
3.64%, 7/9/2026 10,000,000 9,961,763
3.65%, 7/16/2026 30,000,000 29,864,624
3.63%, 8/6/2026 30,000,000 29,801,213
3.62%, 8/13/2026 25,000,000 24,818,590
Total U.S. Treasury Obligations
(Cost $149,430,025) 149,429,484
Total Short-Term Investments
(Cost $174,455,290) 174,454,749
Total Investments — 135.4%
(Cost $574,714,040) 574,934,749
Liabilities in excess of other assets — (35.4%) (150,271,674)
Net Assets — 100.0% $ 424,663,075
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $211,513,133.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of May 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(e) The rate shown was the current yield as of May 31, 2026.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 221,797
Aggregate gross unrealized depreciation (181,086,005)
Net unrealized depreciation $ (180,864,208)
Federal income tax cost $ 574,714,040
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Loss
($)
Change in
Unrealized
Appreciation
($)
Value at
May 31, 2026
($)
Shares held
at May 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF — 425,292,500 (25,027,500) (6,250) 221,250 400,480,000 4,000,000 3,057,809
Futures Contracts Sold
UltraShort S&P500
®
had the following open short futures contracts as of May 31, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
S&P 500
®
E-Mini Index 176 6/18/2026 U.S. Dollar $ 66,842,600 $ (4,680,841)

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRASHORT S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SDS
::
Swap Agreements
a
UltraShort S&P500
®
had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(51,226,045) 3/8/2027
Bank of
America NA (4.32)% S&P 500
®
(28,045,572) 18,574,327 9,471,245 —
(47,428,435) 3/3/2028
Barclays Bank
PLC (4.17)% S&P 500
®
(8,189,011) 8,189,011 — —
(76,331,204) 1/12/2027 BNP Paribas (4.22)% S&P 500
®
(25,130,953) 24,397,753 733,200 —
(76,005,262) 3/2/2028 Citibank NA (4.20)% S&P 500
®
(15,660,889) 15,660,889 — —
(64,013,607) 1/6/2028
Goldman Sachs
International (4.22)% S&P 500
®
(6,920,213) — 6,920,213 —
(50,255,798) 4/6/2027
J.P. Morgan
Securities, LLC (4.07)% S&P 500
®
(34,664,740) 34,664,740 — —
(58,495,323) 1/12/2027
Morgan
Stanley & Co.
International plc (3.97)% S&P 500
®
(18,974,062) 10,690,686 8,283,376 —
(36,846,672) 1/6/2028
Societe
Generale (4.32)% S&P 500
®
(2,157,968) 2,156,710 1,258 —
(244,219,376) 4/6/2028 UBS AG (4.14)% S&P 500
®
(33,992,045) 33,992,045 — —
(77,672,875) 3/3/2028
Wells Fargo
Bank, N.A. (3.72)% S&P 500
®
(2,668,623) 2,655,008 13,615 —
(782,494,597) (176,404,076)
Total Unrealized
Depreciation
(176,404,076)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRASHORT SEMICONDUCTORS :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SSG
::
See accompanying notes to the financial statements.
Investments
Shares Value
Exchange Traded Funds (a) — 50 .9%
ProShares GENIUS Money
Market ETF, 3.53%(b)(c)
(Cost $20,013,000) 200,000 $ 20,024,000
Principal
Amount
Short-Term Investments — 63 .6%
Repurchase Agreements (d) — 63 .6%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $25,065,738
(Cost $25,058,222) $ 25,058,222
25,058,222
Total Investments — 114.5%
(Cost $45,071,222) 45,082,222
Liabilities in excess of other assets — (14.5%) (5,709,813)
Net Assets — 100.0% $ 39,372,409
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $11,650,063.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of May 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 11,000
Aggregate gross unrealized depreciation (24,025,007)
Net unrealized depreciation $ (24,014,007)
Federal income tax cost $ 45,071,222
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
May 31, 2026
($)
Shares held
at May 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF — 20,013,000 – – 11,000 20,024,000 200,000 99,204

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRASHORT SEMICONDUCTORS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SSG
::
Swap Agreements
a
UltraShort Semiconductors had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(7,365,836) 11/15/2027
Bank of
America NA (4.32)%
Dow Jones U.S.
Semiconductors
SM
Index
f
(2,964,235) 106,027 2,730,000 (128,208)
(7,897,813) 11/15/2027
Barclays Bank
PLC (4.27)%
Dow Jones U.S.
Semiconductors
SM
Index
f
(2,119,013) 1,884,599 234,414 —
(13,381,268) 3/15/2028 BNP Paribas (4.12)%
Dow Jones U.S.
Semiconductors
SM
Index
f
(5,035,972) 4,745,972 290,000 —
(5,933,590) 4/15/2027 Citibank NA (4.53)%
Dow Jones U.S.
Semiconductors
SM
Index
f
(3,131,607) 101,607 3,030,000 —
(6,260,960) 3/15/2028
Goldman Sachs
International (3.87)%
Dow Jones U.S.
Semiconductors
SM
Index
f
(1,340,174) — 1,340,174 —
(18,660,117) 3/8/2027
J.P. Morgan
Securities, LLC (4.17)%
Dow Jones U.S.
Semiconductors
SM
Index
f
(2,292,294) — 2,292,294 —
(3,273,705) 3/8/2027
Morgan
Stanley & Co.
International plc (3.97)%
Dow Jones U.S.
Semiconductors
SM
Index
f
(2,013,791) — 1,893,303 (120,488)
(6,179,118) 11/15/2027
Societe
Generale (4.17)%
Dow Jones U.S.
Semiconductors
SM
Index
f
(1,955,610) — 1,801,511 (154,099)
(9,493,744) 11/15/2027 UBS AG (3.92)%
Dow Jones U.S.
Semiconductors
SM
Index
f
(3,172,311) 12,311 3,160,000 —
(78,446,151) (24,025,007)
Total Unrealized
Depreciation
(24,025,007)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of Ultra Semiconductors for the components of the underlying reference instrument and their relative weightings.

ULTRASHORT SMALLCAP600 :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SDD
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 97 .5%
Repurchase Agreements (a) — 97 .5%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $1,400,871
(Cost $1,400,451) $ 1,400,451
$ 1,400,451
Total Investments — 97.5%
(Cost $1,400,451) 1,400,451
Other assets less liabilities — 2.5% 35,513
Net Assets — 100.0% $ 1,435,964
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (983,012)
Net unrealized depreciation $ (983,012)
Federal income tax cost $ 1,400,451
Swap Agreements
a
UltraShort SmallCap600 had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(1,244,838) 11/4/2027
Bank of
America NA (4.12)% S&P SmallCap 600
®
(228,440) — 228,440 —
(776,550) 3/8/2027
Societe
Generale (3.67)% S&P SmallCap 600
®
(316,674) — 316,674 —
(850,667) 12/8/2026 UBS AG (3.92)% S&P SmallCap 600
®
(437,898) — 301,533 (136,365)
(2,872,055) (983,012)
Total Unrealized
Depreciation
(983,012)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2026 :: ULTRASHORT TECHNOLOGY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

REW
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 93 .6%
Repurchase Agreements (a) — 93 .6%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $2,378,719
(Cost $2,378,006) $ 2,378,006
$ 2,378,006
Total Investments — 93.6%
(Cost $2,378,006) 2,378,006
Other assets less liabilities — 6.4% 162,084
Net Assets — 100.0% $ 2,540,090
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (4,508,269)
Net unrealized depreciation $ (4,508,269)
Federal income tax cost $ 2,378,006
Swap Agreements
a
UltraShort Technology had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(876,747) 3/8/2027
Bank of
America NA (4.35)%
S&P Technology
Select Sector Index
f
(567,122) — 566,000 (1,122)
(480,672) 3/15/2028
Barclays Bank
PLC (4.22)%
S&P Technology
Select Sector Index
f
(272,534) — 260,000 (12,534)
(546,044) 3/15/2028 BNP Paribas (4.12)%
S&P Technology
Select Sector Index
f
(332,077) — 332,077 —
(865,210) 4/15/2027 Citibank NA (4.07)%
S&P Technology
Select Sector Index
f
(773,426) — 773,426 —
(980,572) 3/8/2027
Goldman Sachs
International (3.87)%
S&P Technology
Select Sector Index
f
(896,155) — 809,183 (86,972)
(534,508) 4/15/2027
J.P. Morgan
Securities, LLC (4.12)%
S&P Technology
Select Sector Index
f
(1,086,643) — 1,086,643 —
(230,723) 11/15/2027
Societe
Generale (4.02)%
S&P Technology
Select Sector Index
f
(182,344) — 126,000 (56,344)
(572,962) 3/15/2028 UBS AG (3.92)%
S&P Technology
Select Sector Index
f
(397,968) — 282,157 (115,811)
(5,087,438) (4,508,269)
Total Unrealized
Depreciation
(4,508,269)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of Ultra Technology for the components of the underlying reference instrument and their relative weightings.

ULTRASHORT UTILITIES :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SDP
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 78 .1%
Repurchase Agreements (a) — 78 .1%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $3,447,647
(Cost $3,446,612) $ 3,446,612
$ 3,446,612
Total Investments — 78.1%
(Cost $3,446,612) 3,446,612
Other assets less liabilities — 21.9% 969,185
Net Assets — 100.0% $ 4,415,797
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 101,931
Aggregate gross unrealized depreciation (626,859)
Net unrealized depreciation $ (524,928)
Federal income tax cost $ 3,446,612
Swap Agreements
a
UltraShort Utilities had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(2,928,426) 3/8/2027
Bank of
America NA (4.27)%
S&P Utilities Select
Sector Index
f
(310,932) — 310,932 —
(1,607,675) 4/15/2027
Goldman Sachs
International (3.87)%
S&P Utilities Select
Sector Index
f
(267,651) — 267,651 —
(2,120,554) 3/15/2028
Societe
Generale (3.97)%
S&P Utilities Select
Sector Index
f
101,931 — — 101,931
(2,152,833) 3/8/2027 UBS AG (3.82)%
S&P Utilities Select
Sector Index
f
(48,276) — 48,276 —
(8,809,488) (524,928)
Total Unrealized
Appreciation
101,931
Total Unrealized
Depreciation
(626,859)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of Ultra Utilities for the components of the underlying reference instrument and their relative weightings.

STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2026 :: 241
PROSHARES TRUST
STATEMENTS OF ASSETS AND LIABILITIES

242 :: MAY 31, 2026 :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
Short 7-10 Year
Treasury
Short 20+ Year
Treasury Short Dow30
SM
Short Financials
Short FTSE China
50
ASSETS:
Unaffiliated securities and Repurchase
Agreements, at cost
$ 5,499,112 $ 64,926,845 $ 18,234,974 $ 4,182,270 $ 3,204,314
Affiliated securities, at cost
9,003,600 65,031,000 90,036,000 10,009,000 —
Affiliated securities, at value 9,010,800 65,078,000 90,108,000 10,012,000 —
Repurchase Agreements, at value
5,499,112 64,926,845 18,234,974 4,182,270 3,204,314
Segregated cash balances with
brokers for futures contracts — 36,630 1,268,066 — —
Segregated cash balances with
custodian for swap agreements 1,509,725 1,752,877 15,060,570 1,988,618 1,192,149
Dividends and interest receivable 4,774 23,003 37,965 5,405 3,409
Receivable from Advisor — — — — 4,531
Receivable for variation margin on
futures contracts — 34,361 — — —
Unrealized appreciation on non-
exchange traded swap agreements 337,052 1,095,712 — — 384,731
Prepaid expenses 47 288 498 60 64
Total Assets
16,361,510 132,947,716 124,710,073 16,188,353 4,789,198
LIABILITIES:
Payable for capital shares redeemed — 3,927,455 4,461,357 — —
Payable to Advisor 3,513 56,530 59,481 5,146 —
Management Services fees payable 1,347 8,897 9,251 1,365 —
Custodian fees payable 668 1,490 2,437 221 83
Administration fees payable 15,108 21,849 24,618 14,475 14,475
Trustee fees payable 87 504 755 97 25
Compliance services fees payable 19 120 167 12 5
Listing, Data and related fees payable 1,202 3,292 17,412 2,530 2,956
Professional fees payable 19,705 19,937 20,089 19,697 29,123
Payable for variation margin on futures
contracts — — 134,651 — —
Unrealized depreciation on non-
exchange traded swap agreements — 29,385 15,721,699 739,932 172,223
Other liabilities 903 3,585 3,873 1,273 516
Total Liabilities
42,552 4,073,044 20,455,790 784,748 219,406
Commitments and contingencies (Note 4)
NET ASSETS $ 16,318,958 $ 128,874,672 $ 104,254,283 $ 15,403,605 $ 4,569,792
NET ASSETS CONSIST OF:
Paid in Capital $ 15,917,894 $ 628,635,567 $ 709,372,376 $ 120,316,325 $ 18,125,176
Distributable earnings (loss) 401,064 (499,760,895) (605,118,093) (104,912,720) (13,555,384)
NET ASSETS $ 16,318,958 $ 128,874,672 $ 104,254,283 $ 15,403,605 $ 4,569,792
Shares (unlimited number of shares
authorized, no par value) 575,000 5,250,000 4,673,755 468,668 204,974
Net Asset Value $ 28.38 $ 24.55 $ 22.31 $ 32.87 $ 22.29

STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2026 :: 243
PROSHARES TRUST
See accompanying notes to the financial statements.
Short High Yield Short MidCap400 Short MSCI EAFE
Short MSCI
Emerging Markets Short QQQ
®
ASSETS:
Unaffiliated securities and Repurchase
Agreements, at cost
$ 1,267,356 $ 2,628,240 $ 1,310,875 $ 5,187,399 $ 328,876,406
Affiliated securities, at cost
65,043,500 — 10,014,000 5,004,500 505,202,000
Unaffiliated securities, at value — — — — 219,217,706
Affiliated securities, at value 65,078,000 — 10,012,000 5,006,000 505,606,000
Repurchase Agreements, at value
1,267,356 2,628,240 1,310,875 5,187,399 109,652,682
Segregated cash balances with
brokers for futures contracts — 48,855 — — 5,680,488
Segregated cash balances with
custodian for swap agreements 2,437,000 1,172,000 5,041,208 5,504,467 —
Dividends and interest receivable 7,976 3,181 11,612 13,115 42,157
Due from counterparty — 4,582 — — —
Receivable from Advisor — 4,509 428 1,380 —
Prepaid expenses 379 301 134 896 2,895
Total Assets
68,790,711 3,861,668 16,376,257 15,713,257 840,201,928
LIABILITIES:
Payable for capital shares redeemed — — — — 20,234,982
Payable to Advisor 51,139 — — — 340,510
Management Services fees payable 7,941 — 1,207 — 48,163
Custodian fees payable 973 525 269 274 10,596
Administration fees payable 22,006 14,475 14,475 14,475 53,171
Trustee fees payable 565 22 113 77 3,955
Compliance services fees payable 146 6 16 12 394
Listing, Data and related fees payable 16,835 750 750 750 373,354
Professional fees payable 26,904 19,664 28,619 30,788 21,656
Payable for variation margin on futures
contracts — 554 — — 282,411
Unrealized depreciation on non-
exchange traded swap agreements 2,157,394 1,195,159 4,353,522 5,455,377 180,860,348
Other liabilities 1,894 607 747 734 21,897
Total Liabilities
2,285,797 1,231,762 4,399,718 5,502,487 202,251,437
Commitments and contingencies (Note 4)
NET ASSETS $ 66,504,914 $ 2,629,906 $ 11,976,539 $ 10,210,770 $ 637,950,491
NET ASSETS CONSIST OF:
Paid in Capital $ 165,165,413 $ 61,217,752 $ 173,200,876 $ 212,945,454 $ 2,284,179,795
Distributable earnings (loss) (98,660,499) (58,587,846) (161,224,337) (202,734,684) (1,646,229,304)
NET ASSETS $ 66,504,914 $ 2,629,906 $ 11,976,539 $ 10,210,770 $ 637,950,491
Shares (unlimited number of shares
authorized, no par value) 4,350,000 168,667 512,500 644,974 25,222,179
Net Asset Value $ 15.29 $ 15.59 $ 23.37 $ 15.83 $ 25.29

244 :: MAY 31, 2026 :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
Short Real Estate Short Russell2000 Short S&P500
®
Short SmallCap600
Ultra 7-10 Year
Treasury
ASSETS:
Unaffiliated securities and Repurchase
Agreements, at cost
$ 5,159,553 $ 13,295,784 $ 271,509,889 $ 3,414,224 $ 336,538
Affiliated securities, at cost
5,004,500 110,049,000 910,397,250 — 15,006,000
Unaffiliated securities, at value — — 269,850,418 — —
Affiliated securities, at value 5,006,000 110,132,000 911,092,000 — 15,018,000
Repurchase Agreements, at value
5,159,553 13,295,784 1,658,453 3,414,224 336,538
Segregated cash balances with
brokers for futures contracts — 1,547,753 15,155,759 — 12,375
Segregated cash balances with
custodian for swap agreements 1,632,463 34,631,206 8,267,790 1,091,270 1,480,000
Dividends and interest receivable 4,909 74,774 25,394 3,312 2,460
Receivable for capital shares issued — — 28,767,732 — —
Receivable from Advisor — — — 3,649 —
Receivable for variation margin on
futures contracts — 125,953 — — 562
Prepaid expenses 41 577 5,055 1,647 89
Total Assets
11,802,966 159,808,047 1,234,822,601 4,514,102 16,850,024
LIABILITIES:
Due to custodian — — 8,261,955 — —
Payable for capital shares redeemed — 2,088,121 11,507,093 — —
Payable to Advisor 2,525 61,321 535,868 — 2,852
Management Services fees payable 978 11,254 86,399 — 1,317
Custodian fees payable 155 2,956 17,053 111 736
Administration fees payable 14,475 26,175 65,906 14,475 15,108
Trustee fees payable 69 898 7,009 27 117
Compliance services fees payable 14 158 1,402 5 18
Listing, Data and related fees payable 2,162 91,230 750 750 1,341
Professional fees payable 19,692 20,151 23,564 19,667 19,722
Payable for variation margin on futures
contracts — — 369,074 — —
Unrealized depreciation on non-
exchange traded swap agreements 880,443 40,337,988 215,703,938 861,750 1,284,406
Other liabilities 1,100 4,508 19,189 611 894
Total Liabilities
921,613 42,644,760 236,599,200 897,396 1,326,511
Commitments and contingencies (Note 4)
NET ASSETS $ 10,881,353 $ 117,163,287 $ 998,223,401 $ 3,616,706 $ 15,523,513
NET ASSETS CONSIST OF:
Paid in Capital $ 53,562,300 $ 976,219,123 $ 5,970,297,545 $ 48,618,197 $ 153,083,347
Distributable earnings (loss) (42,680,947) (859,055,836) (4,972,074,144) (45,001,491) (137,559,834)
NET ASSETS $ 10,881,353 $ 117,163,287 $ 998,223,401 $ 3,616,706 $ 15,523,513
Shares (unlimited number of shares
authorized, no par value) 684,888 8,416,642 30,363,420 151,841 365,000
Net Asset Value $ 15.89 $ 13.92 $ 32.88 $ 23.82 $ 42.53

STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2026 :: 245
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra 20+ Year
Treasury
Ultra
Communication
Services
Ultra Consumer
Discretionary
Ultra Consumer
Staples
Ultra Copper K-1
Free ETF
ASSETS:
Unaffiliated securities and Repurchase
Agreements, at cost
$ 1,426,357 $ 6,310,854 $ 9,950,826 $ 11,092,001 $ —
Affiliated securities, at cost
60,024,000 — — — —
Unaffiliated securities, at value
(a)
— 4,865,545 7,496,560 6,402,167 —
Affiliated securities, at value 60,072,000 — — — —
Repurchase Agreements, at value
1,426,357 1,253,923 2,334,002 3,781,956 —
Cash — 64 434 — 1,262,511
Segregated cash balances with
brokers for futures contracts 69,190 — — — —
Segregated cash balances with
custodian for swap agreements 6,891,484 1,173,896 4,234,523 1,952,072 5,470,000
Dividends and interest receivable 15,065 4,022 13,164 13,493 11,390
Receivable for security lending income — 15 — 6 —
Due from counterparty — — — 2,262 —
Receivable from Advisor — 15,081 — 445 9,601
Receivable for variation margin on
futures contracts 1,062 — — — —
Unrealized appreciation on non-
exchange traded swap agreements — 853,506 — 90,722 564,755
Prepaid expenses 279 34 44 47 —
Total Assets
68,475,437 8,166,086 14,078,727 12,243,170 7,318,257
LIABILITIES:
Payable for cash collateral received
from securities loaned — 40,545 — 13,154 —
Payable to Advisor 32,914 — 184 — —
Management Services fees payable 5,435 — 1,090 — —
Custodian fees payable 1,539 1,168 465 168 168
Administration fees payable 20,745 26,624 26,624 26,624 3,004
Trustee fees payable 460 54 85 70 34
Compliance services fees payable 151 9 20 13 9
Listing, Data and related fees payable 3,112 2,141 2,422 2,292 981
Professional fees payable 19,966 30,122 19,704 19,690 14,943
Unrealized depreciation on non-
exchange traded swap agreements 4,437,004 69,135 2,446,475 473,378 —
Other liabilities 1,552 767 729 835 566
Total Liabilities
4,522,878 170,565 2,497,798 536,224 19,705
Commitments and contingencies (Note 4)
NET ASSETS $ 63,952,559 $ 7,995,521 $ 11,580,929 $ 11,706,946 $ 7,298,552
NET ASSETS CONSIST OF:
Paid in Capital $ 133,268,897 $ 6,814,350 $ 18,631,471 $ 14,597,917 $ 6,726,840
Distributable earnings (loss) (69,316,338) 1,181,171 (7,050,542) (2,890,971) 571,712
NET ASSETS $ 63,952,559 $ 7,995,521 $ 11,580,929 $ 11,706,946 $ 7,298,552
Shares (unlimited number of shares
authorized, no par value) 3,975,000 300,000 225,000 630,000 170,001
Net Asset Value $ 16.09 $ 26.65 $ 51.47 $ 18.58 $ 42.93
(a) Includes unaffiliated securities on loan
valued at: $ — $ 38,238 $ — $ 13,173 $ —

246 :: MAY 31, 2026 :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra Dow30
SM
Ultra Energy Ultra Financials
Ultra FTSE China
50 Ultra FTSE Europe
ASSETS:
Unaffiliated securities and Repurchase
Agreements, at cost
$ 414,570,856 $ 48,537,801 $ 538,501,906 $ 652,014 $ 4,330,507
Affiliated securities, at cost
75,032,500 5,004,500 40,018,500 4,451,780 5,004,500
Unaffiliated securities, at value
(a)
390,988,106 48,816,422 475,708,139 — —
Affiliated securities, at value 75,090,000 5,006,000 40,048,000 4,455,340 5,006,000
Repurchase Agreements, at value
19,690,054 4,312,032 37,997,958 652,014 4,330,507
Cash — — 40,057 — —
Segregated cash balances with
brokers for futures contracts 3,941,017 — — — —
Segregated cash balances with
custodian for swap agreements 43 5,883,440 3 6,672,677 3,548,153
Dividends and interest receivable 540,882 238,767 341,517 13,088 10,089
Receivable for security lending income — 187 7 — —
Receivable for investments sold — — 1,961,123 — —
Due from counterparty — 113,495 — — —
Receivable from Advisor — — — 1,300 —
Receivable for variation margin on
futures contracts 401,952 — — — —
Unrealized appreciation on non-
exchange traded swap agreements 33,257,149 10,807,065 138,379,471 1,091,939 1,562,057
Prepaid expenses 1,631 371 2,336 45 43
Total Assets
523,910,834 75,177,779 694,478,611 12,886,403 14,456,849
LIABILITIES:
Payable for capital shares redeemed — — 1,978,025 — —
Payable for cash collateral received
from securities loaned — — 501,638 — —
Payable to Advisor 335,090 59,513 433,009 — 2,698
Management Services fees payable 43,974 6,965 58,338 — 1,190
Custodian fees payable 9,005 1,779 11,239 213 221
Administration fees payable 63,021 36,655 69,833 14,475 14,475
Trustee fees payable 2,873 519 4,137 79 67
Compliance services fees payable 466 91 905 19 10
Listing, Data and related fees payable 69,743 11,698 90,029 10,663 3,119
Professional fees payable 25,098 19,928 22,432 32,878 39,120
Unrealized depreciation on non-
exchange traded swap agreements — 421,503 — 2,660,599 114,078
Due to Authorized Participant — — 386,381 — —
Other liabilities 6,134 2,277 7,053 1,016 631
Total Liabilities
555,404 560,928 3,563,019 2,719,942 175,609
Commitments and contingencies (Note 4)
NET ASSETS $ 523,355,430 $ 74,616,851 $ 690,915,592 $ 10,166,461 $ 14,281,240
NET ASSETS CONSIST OF:
Paid in Capital $ 401,393,876 $ 69,338,274 $ 544,120,323 $ 30,529,430 $ 10,575,974
Distributable earnings (loss) 121,961,554 5,278,577 146,795,269 (20,362,969) 3,705,266
NET ASSETS $ 523,355,430 $ 74,616,851 $ 690,915,592 $ 10,166,461 $ 14,281,240
Shares (unlimited number of shares
authorized, no par value) 8,350,000 1,352,944 8,732,750 485,000 145,000
Net Asset Value $ 62.68 $ 55.15 $ 79.12 $ 20.96 $ 98.49
(a) Includes unaffiliated securities on loan
valued at: $ — $ — $ 505,177 $ — $ —

STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2026 :: 247
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra Health Care Ultra High Yield Ultra Industrials Ultra Materials Ultra MidCap400
ASSETS:
Unaffiliated securities and Repurchase
Agreements, at cost
$ 56,666,275 $ 6,271,755 $ 16,496,230 $ 30,218,566 $ 112,897,906
Affiliated securities, at cost
8,503,400 2,000,800 — — 5,004,500
Unaffiliated securities, at value
(a)
56,233,715 — 17,787,782 28,852,941 121,900,968
Affiliated securities, at value 8,510,200 2,002,400 — — 5,006,000
Repurchase Agreements, at value
5,131,642 6,271,755 1,482,862 2,067,430 5,709,382
Cash 138 — 1,621 — 4,390
Segregated cash balances with
brokers for futures contracts — — — — 3,248,186
Segregated cash balances with
custodian for swap agreements 9,199,897 261,634 3,821,816 4,864,087 13,780,959
Dividends and interest receivable 123,819 3,571 33,087 68,437 117,561
Receivable for security lending income — — 4 — 298
Receivable for investments sold 193,646 — — — —
Due from counterparty — — — 97,538 —
Reclaims receivable — — — 3,345 —
Receivable for variation margin on
futures contracts — — — — 37,088
Unrealized appreciation on non-
exchange traded swap agreements 279,075 326,915 5,391,153 4,506,508 12,162,615
Prepaid expenses 286 23 106 147 776
Total Assets
79,672,418 8,866,298 28,518,431 40,460,433 161,968,223
LIABILITIES:
Due to custodian 193,646 — — — —
Payable for cash collateral received
from securities loaned — — — — 696,437
Payable to Advisor 37,794 8,628 10,782 31,427 97,474
Management Services fees payable 6,131 783 2,584 3,457 13,413
Custodian fees payable 1,214 268 1,065 1,623 2,304
Administration fees payable 34,848 15,108 26,624 27,586 42,275
Trustee fees payable 472 54 169 240 853
Compliance services fees payable 57 8 30 50 201
Listing, Data and related fees payable 10,905 5,512 4,566 5,994 750
Professional fees payable 19,911 26,770 19,753 19,789 22,505
Unrealized depreciation on non-
exchange traded swap agreements 7,284,744 127,535 — 342,574 1,329,068
Other liabilities 1,951 586 672 1,062 1,990
Total Liabilities
7,591,673 185,252 66,245 433,802 2,207,270
Commitments and contingencies (Note 4)
NET ASSETS $ 72,080,745 $ 8,681,046 $ 28,452,186 $ 40,026,631 $ 159,760,953
NET ASSETS CONSIST OF:
Paid in Capital $ 99,011,713 $ 11,818,746 $ 20,567,112 $ 45,099,687 $ 244,649,928
Distributable earnings (loss) (26,930,968) (3,137,700) 7,885,074 (5,073,056) (84,888,975)
NET ASSETS $ 72,080,745 $ 8,681,046 $ 28,452,186 $ 40,026,631 $ 159,760,953
Shares (unlimited number of shares
authorized, no par value) 1,530,000 110,000 510,000 1,325,000 1,850,000
Net Asset Value $ 47.11 $ 78.92 $ 55.79 $ 30.21 $ 86.36
(a) Includes unaffiliated securities on loan
valued at: $ — $ — $ — $ — $ 1,307,325

248 :: MAY 31, 2026 :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra MSCI Brazil
Capped Ultra MSCI EAFE
Ultra MSCI
Emerging Markets Ultra MSCI Japan
Ultra Nasdaq
Biotechnology
ASSETS:
Unaffiliated securities and Repurchase
Agreements, at cost
$ 1,831,330 $ 5,090,771 $ 3,269,858 $ 4,019,019 $ 52,711,801
Affiliated securities, at cost
— 12,004,800 22,009,800 4,501,800 5,004,500
Unaffiliated securities, at value
(a)
— — — 4,299,400 47,026,390
Affiliated securities, at value — 12,014,400 22,026,400 4,505,400 5,006,000
Repurchase Agreements, at value
1,831,330 5,090,771 3,269,858 1,509,193 2,311,812
Segregated cash balances with
custodian for swap agreements 1,480,496 4,060,730 2,574,550 3,625,947 8,180,087
Dividends and interest receivable 3,825 11,627 8,011 7,909 77,916
Receivable for security lending income — — — — 907
Receivable from Advisor 6,011 — — 3,953 —
Reclaims receivable — — — — 13,218
Unrealized appreciation on non-
exchange traded swap agreements 864,226 8,382,508 15,430,665 1,115,638 13,525,256
Prepaid expenses 399 3,763 6,471 1,962 4,259
Total Assets
4,186,287 29,563,799 43,315,955 15,069,402 76,145,845
LIABILITIES:
Payable for cash collateral received
from securities loaned — — — — 598,016
Payable to Advisor — 3,261 11,715 — 46,276
Management Services fees payable — 2,611 4,049 — 6,411
Custodian fees payable 53 465 729 276 6,173
Administration fees payable 14,475 14,475 16,645 26,624 35,233
Trustee fees payable 24 147 220 74 466
Compliance services fees payable 2 24 42 10 40
Listing, Data and related fees payable 750 750 750 750 39,702
Professional fees payable 32,210 35,529 35,302 35,138 23,748
Unrealized depreciation on non-
exchange traded swap agreements 294,063 — 275,428 739,994 1,735,352
Other liabilities 525 1,062 1,061 781 2,616
Total Liabilities
342,102 58,324 345,941 803,647 2,494,033
Commitments and contingencies (Note 4)
NET ASSETS $ 3,844,185 $ 29,505,475 $ 42,970,014 $ 14,265,755 $ 73,651,812
NET ASSETS CONSIST OF:
Paid in Capital $ 17,691,037 $ 26,522,762 $ 45,469,455 $ 13,588,861 $ 219,395,604
Distributable earnings (loss) (13,846,852) 2,982,713 (2,499,441) 676,894 (145,743,792)
NET ASSETS $ 3,844,185 $ 29,505,475 $ 42,970,014 $ 14,265,755 $ 73,651,812
Shares (unlimited number of shares
authorized, no par value) 121,557 405,000 360,000 220,000 870,000
Net Asset Value $ 31.62 $ 72.85 $ 119.36 $ 64.84 $ 84.66
(a) Includes unaffiliated securities on loan
valued at: $ — $ — $ — $ — $ 1,274,948

STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2026 :: 249
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra Nasdaq Cloud
Computing
Ultra Nasdaq
Cybersecurity
Ultra Palladium K-1
Free ETF
Ultra Platinum K-1
Free ETF Ultra QQQ
®
ASSETS:
Unaffiliated securities and Repurchase
Agreements, at cost
$ 2,108,139 $ 3,223,652 $ — $ — $ 8,162,038,532
Affiliated securities, at cost
— — — — 1,280,750,500
Unaffiliated securities, at value
(a)
2,047,939 — — — 9,785,215,584
Affiliated securities, at value — — — — 1,281,536,000
Repurchase Agreements, at value
317,879 3,223,652 — — 282,451,456
Cash — — 867,745 1,282,818 —
Segregated cash balances with
brokers for futures contracts — — — — 136,553,324
Segregated cash balances with
custodian for swap agreements 898,962 1,433,625 3,490,000 3,410,000 17,959
Dividends and interest receivable 2,523 3,993 6,952 6,950 3,965,802
Receivable for security lending income 3 — — — 4,000
Receivable for investments sold — — — — 9,757,477
Receivable for capital shares issued — — — — 24,618,286
Receivable from Advisor 6,639 4,045 12,233 12,011 —
Receivable for variation margin on
futures contracts — — — — 6,765,870
Unrealized appreciation on non-
exchange traded swap agreements 485,411 2,588,160 — — 3,143,611,607
Prepaid expenses 3,974 3,984 — — 32,841
Total Assets
3,763,330 7,257,459 4,376,930 4,711,779 14,674,530,206
LIABILITIES:
Payable for investments purchased — — — — 174,355,397
Payable for capital shares redeemed — — — — 9,847,314
Payable to Advisor — — — — 7,249,365
Management Services fees payable — — — — 1,146,618
Custodian fees payable 29 64 168 168 148,321
Administration fees payable 26,624 14,475 2,751 2,768 240,469
Trustee fees payable 13 25 19 20 59,559
Compliance services fees payable 4 6 5 5 10,765
Listing, Data and related fees payable 124 332 981 981 6,323,644
Professional fees payable 20,068 31,869 14,937 14,938 61,977
Unrealized depreciation on non-
exchange traded swap agreements 110,661 344,867 1,135,899 758,475 —
Other liabilities 432 550 480 480 64,520
Total Liabilities
157,955 392,188 1,155,240 777,835 199,507,949
Commitments and contingencies (Note 4)
NET ASSETS $ 3,605,375 $ 6,865,271 $ 3,221,690 $ 3,933,944 $ 14,475,022,257
NET ASSETS CONSIST OF:
Paid in Capital $ 3,611,558 $ 4,334,758 $ 4,352,310 $ 4,687,441 $ 7,930,945,233
Distributable earnings (loss) (6,183) 2,530,513 (1,130,620) (753,497) 6,544,077,024
NET ASSETS $ 3,605,375 $ 6,865,271 $ 3,221,690 $ 3,933,944 $ 14,475,022,257
Shares (unlimited number of shares
authorized, no par value) 85,001 90,001 110,001 120,001 147,000,000
Net Asset Value $ 42.42 $ 76.28 $ 29.29 $ 32.78 $ 98.47
(a) Includes unaffiliated securities on loan
valued at: $ 29,131 $ — $ — $ — $ —

250 :: MAY 31, 2026 :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra QQQ Mega Ultra QQQ Top 30 Ultra Real Estate Ultra Russell2000 Ultra S&P500
®
ASSETS:
Unaffiliated securities and Repurchase
Agreements, at cost
$ 20,876,611 $ 2,035,523 $ 46,552,850 $ 133,729,173 $ 5,731,576,436
Affiliated securities, at cost
— — 5,004,500 35,019,000 1,300,700,000
Unaffiliated securities, at value
(a)
16,306,856 631,037 38,922,308 139,515,330 5,830,541,394
Affiliated securities, at value — — 5,006,000 35,042,000 1,301,560,000
Repurchase Agreements, at value
6,162,768 1,502,630 6,005,535 28,342,680 126,870,099
Cash — — 2,906 8,852 19,637
Segregated cash balances with
brokers for futures contracts — — — 3,059,137 148,290,456
Segregated cash balances with
custodian for swap agreements 4,943,154 992,676 6,013,704 749,626 3,898
Dividends and interest receivable 18,018 2,747 42,479 98,175 4,793,289
Receivable for security lending income — — — 4,461 320
Receivable for investments sold — — — 73,052 —
Receivable for variation margin on
futures contracts — — — — 2,173,627
Unrealized appreciation on non-
exchange traded swap agreements 4,073,316 2,429,015 1,053,537 47,904,487 970,110,055
Prepaid expenses 3,667 3,282 194 864 22,065
Total Assets
31,507,779 5,561,387 57,046,663 254,798,664 8,384,384,840
LIABILITIES:
Payable for investments purchased — — — 61,228 —
Payable for cash collateral received
from securities loaned — — — 1,379,441 1,197,295
Payable to Advisor 15,277 1,202 28,454 147,035 4,662,148
Management Services fees payable 2,841 441 4,840 21,355 684,201
Custodian fees payable 681 61 1,250 4,004 237,636
Administration fees payable 18,015 8,940 30,978 50,904 178,835
Trustee fees payable 175 31 340 1,534 38,450
Compliance services fees payable — — 84 435 8,199
Listing, Data and related fees payable 18,557 3,841 7,746 162,971 5,357
Professional fees payable 19,750 19,669 19,860 22,912 46,964
Payable for variation margin on futures
contracts — — — 214,051 —
Unrealized depreciation on non-
exchange traded swap agreements 1,342,022 — 986,801 3,568,237 —
Other liabilities 1,643 679 1,504 4,467 52,074
Total Liabilities
1,418,961 34,864 1,081,857 5,638,574 7,111,159
Commitments and contingencies (Note 4)
NET ASSETS $ 30,088,818 $ 5,526,523 $ 55,964,806 $ 249,160,090 $ 8,377,273,681
NET ASSETS CONSIST OF:
Paid in Capital $ 21,055,004 $ 2,879,211 $ 87,557,583 $ 291,161,377 $ 5,885,086,603
Distributable earnings (loss) 9,033,814 2,647,312 (31,592,777) (42,001,287) 2,492,187,078
NET ASSETS $ 30,088,818 $ 5,526,523 $ 55,964,806 $ 249,160,090 $ 8,377,273,681
Shares (unlimited number of shares
authorized, no par value) 440,001 90,001 818,744 3,950,000 120,700,000
Net Asset Value $ 68.38 $ 61.41 $ 68.35 $ 63.08 $ 69.41
(a) Includes unaffiliated securities on loan
valued at: $ — $ — $ — $ 2,489,367 $ 1,252,059

STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2026 :: 251
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra S&P 500
Equal Weight
Ultra
Semiconductors Ultra SmallCap600 Ultra Technology Ultra Utilities
ASSETS:
Unaffiliated securities and Repurchase
Agreements, at cost
$ 21,754,680 $ 863,539,261 $ 21,793,016 $ 539,260,940 $ 14,874,750
Affiliated securities, at cost
— 850,437,450 — 40,021,000 —
Unaffiliated securities, at value
(a)
11,924,635 1,031,156,322 20,445,743 828,029,001 14,240,362
Affiliated securities, at value — 851,020,000 — 40,048,000 —
Repurchase Agreements, at value
9,912,358 35,155,604 3,267,626 3,910,482 828,643
Cash — — 178 — —
Segregated cash balances with
custodian for swap agreements 4,099,986 783,142 906,308 4,933,178 2,308,812
Dividends and interest receivable 27,962 117,086 20,375 287,132 60,953
Receivable for security lending income 18 — 75 — —
Receivable for investments sold — 3,946,836 — — —
Due from counterparty — — — — 4,427
Unrealized appreciation on non-
exchange traded swap agreements 4,425,981 1,125,735,807 2,579,419 488,282,636 2,032,443
Prepaid expenses 167 5,786 1,710 2,569 72
Total Assets
30,391,107 3,047,920,583 27,221,434 1,365,492,998 19,475,712
LIABILITIES:
Cash overdraft 818 — — — —
Payable for investments purchased — — 37,302 — —
Payable for capital shares redeemed — 4,076,545 — — —
Payable for cash collateral received
from securities loaned 18,040 399,713 63,757 — —
Payable to Advisor 12,175 1,733,188 10,508 748,407 4,801
Management Services fees payable 3,090 243,856 2,284 100,352 1,784
Custodian fees payable 685 28,884 316 15,374 617
Administration fees payable 24,656 96,693 26,624 74,964 26,624
Trustee fees payable 223 11,098 152 5,017 123
Compliance services fees payable — 2,134 50 1,084 23
Listing, Data and related fees payable 26,504 328,160 750 110,036 3,128
Professional fees payable 19,760 27,014 20,159 23,005 19,718
Unrealized depreciation on non-
exchange traded swap agreements — — 47,900 7,466,006 147,430
Other liabilities 1,360 19,219 763 7,304 1,134
Total Liabilities
107,311 6,966,504 210,565 8,551,549 205,382
Commitments and contingencies (Note 4)
NET ASSETS $ 30,283,796 $ 3,040,954,079 $ 27,010,869 $ 1,356,941,449 $ 19,270,330
NET ASSETS CONSIST OF:
Paid in Capital $ 23,688,792 $ 888,383,243 $ 28,489,925 $ 495,167,151 $ 19,302,196
Distributable earnings (loss) 6,595,004 2,152,570,836 (1,479,056) 861,774,298 (31,866)
NET ASSETS $ 30,283,796 $ 3,040,954,079 $ 27,010,869 $ 1,356,941,449 $ 19,270,330
Shares (unlimited number of shares
authorized, no par value) 640,001 29,840,000 815,000 8,545,000 840,000
Net Asset Value $ 47.32 $ 101.91 $ 33.14 $ 158.80 $ 22.94
(a) Includes unaffiliated securities on loan
valued at: $ 38,375 $ 382,739 $ 205,197 $ — $ —

252 :: MAY 31, 2026 :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraPro Dow30
SM
UltraPro
MidCap400 UltraPro QQQ
®
UltraPro
Russell2000 UltraPro S&P500
®
ASSETS:
Unaffiliated securities and Repurchase
Agreements, at cost
$ 590,879,183 $ 17,883,023 $ 17,470,684,377 $ 196,877,905 $ 2,981,384,931
Affiliated securities, at cost
150,073,000 — 7,293,465,710 65,032,000 1,325,805,000
Unaffiliated securities, at value
(a)
523,834,481 17,012,460 17,847,599,713 165,306,485 2,843,761,390
Affiliated securities, at value 150,180,000 — 7,298,748,000 65,078,000 1,326,590,000
Repurchase Agreements, at value
41,888,510 2,479,529 373,970,607 37,819,565 103,228,110
Cash — 666 10,714 17,552 71,079
Segregated cash balances with
brokers for futures contracts 6,002,219 678,725 517,153,889 6,677,728 103,284,014
Segregated cash balances with
custodian for swap agreements 200 4,417,809 493,207 404,198 41,125
Dividends and interest receivable 664,759 22,663 6,087,468 117,341 2,292,059
Receivable for security lending income 16 29 5,560 4,783 149
Receivable for investments sold 12,963,965 — 209,116,096 73,786 7,343,910
Receivable for capital shares issued — — 190,286,562 — 59,629,968
Receivable for variation margin on
futures contracts 393,439 — 51,398,832 — 2,589,539
Unrealized appreciation on non-
exchange traded swap agreements 104,509,553 7,514,237 13,692,029,896 79,065,029 1,219,299,769
Prepaid expenses 2,653 1,833 94,033 1,054 17,259
Total Assets
840,439,795 32,127,951 40,186,994,577 354,565,521 5,668,148,371
LIABILITIES:
Payable for investments purchased — — 184,514,202 61,975 58,675,578
Payable for capital shares redeemed 13,171,211 — 215,658,104 — 7,453,746
Payable for cash collateral received
from securities loaned — 87,339 — 1,644,925 506,649
Payable to Advisor 502,703 8,436 17,182,336 187,607 3,123,327
Management Services fees payable 69,341 2,736 3,072,282 29,737 444,047
Custodian fees payable 15,334 10,678 400,253 4,870 172,566
Administration fees payable 72,577 26,625 548,037 54,853 138,867
Trustee fees payable 4,586 185 166,398 2,021 25,921
Compliance services fees payable 850 39 33,661 468 5,405
Listing, Data and related fees payable 107,255 750 17,773,803 228,420 470
Professional fees payable 25,420 20,168 126,800 22,644 36,891
Payable for variation margin on futures
contracts — 41,312 — 354,940 —
Other liabilities 11,182 921 240,662 5,261 43,348
Total Liabilities
13,980,459 199,189 439,716,538 2,597,721 70,626,815
Commitments and contingencies (Note 4)
NET ASSETS $ 826,459,336 $ 31,928,762 $ 39,747,278,039 $ 351,967,800 $ 5,597,521,556
NET ASSETS CONSIST OF:
Paid in Capital $ 613,350,283 $ 23,506,486 $ 14,643,681,877 $ 251,581,665 $ 2,943,797,217
Distributable earnings (loss) 213,109,053 8,422,276 25,103,596,162 100,386,135 2,653,724,339
NET ASSETS $ 826,459,336 $ 31,928,762 $ 39,747,278,039 $ 351,967,800 $ 5,597,521,556
Shares (unlimited number of shares
authorized, no par value) 12,550,000 930,000 470,000,000 4,400,000 37,550,000
Net Asset Value $ 65.85 $ 34.33 $ 84.57 $ 79.99 $ 149.07
(a) Includes unaffiliated securities on loan
valued at: $ — $ 142,110 $ — $ 2,906,419 $ 563,474

STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2026 :: 253
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraPro Short 20+
Year Treasury
UltraPro Short
Dow30
SM
UltraPro Short
MidCap400
UltraPro Short
QQQ
®
UltraPro Short
Russell2000
ASSETS:
Unaffiliated securities and Repurchase
Agreements, at cost
$ 3,453,184 $ 89,642,373 $ 2,415,514 $ 2,139,143,465 $ 56,374,418
Affiliated securities, at cost
12,004,800 140,056,000 — 2,327,444,800 60,026,500
Unaffiliated securities, at value — 74,840,577 — 2,063,990,555 49,934,091
Affiliated securities, at value 12,014,400 140,168,000 — 2,328,791,200 60,072,000
Repurchase Agreements, at value
3,453,184 14,801,053 2,415,514 75,133,822 6,439,858
Segregated cash balances with
brokers for futures contracts 16,280 1,933,800 48,855 34,559,614 911,454
Segregated cash balances with
custodian for swap agreements 1,809,991 13,591,191 470,700 60,493 8,065,912
Dividends and interest receivable 4,812 37,569 1,774 88,879 23,755
Receivable for capital shares issued — — — 89,487,322 2,445,286
Receivable from Advisor — — 5,363 — —
Receivable for variation margin on
futures contracts — — — — 50,991
Unrealized appreciation on non-
exchange traded swap agreements 1,556,517 — — — —
Prepaid expenses 68 739 1,745 13,311 403
Total Assets
18,855,252 245,372,929 2,943,951 4,592,125,196 127,943,750
LIABILITIES:
Cash overdraft — — — — 7,893
Payable for capital shares redeemed — — — 68,543,480 —
Payable to Advisor 5,551 106,254 — 1,558,086 31,558
Management Services fees payable 1,605 15,546 — 214,337 6,192
Custodian fees payable 764 4,168 542 33,881 2,724
Administration fees payable 15,111 29,743 14,475 90,015 21,346
Trustee fees payable 118 1,232 15 15,252 512
Compliance services fees payable 30 308 3 4,664 100
Listing, Data and related fees payable 1,327 26,535 750 1,677,178 54,477
Professional fees payable 19,727 20,380 19,659 29,637 19,951
Payable for variation margin on futures
contracts 259 205,350 554 1,148,303 —
Unrealized depreciation on non-
exchange traded swap agreements — 68,389,571 807,874 2,266,315,475 53,478,707
Other liabilities 886 9,381 648 122,116 4,597
Total Liabilities
45,378 68,808,468 844,520 2,339,752,424 53,628,057
Commitments and contingencies (Note 4)
NET ASSETS $ 18,809,874 $ 176,564,461 $ 2,099,431 $ 2,252,372,772 $ 74,315,693
NET ASSETS CONSIST OF:
Paid in Capital $ 15,222,069 $ 2,098,085,079 $ 64,622,550 $ 16,972,757,510 $ 824,017,807
Distributable earnings (loss) 3,587,805 (1,921,520,618) (62,523,119) (14,720,384,738) (749,702,114)
NET ASSETS $ 18,809,874 $ 176,564,461 $ 2,099,431 $ 2,252,372,772 $ 74,315,693
Shares (unlimited number of shares
authorized, no par value) 273,605 6,697,441 249,295 59,151,203 3,039,301
Net Asset Value $ 68.75 $ 26.36 $ 8.42 $ 38.08 $ 24.45

254 :: MAY 31, 2026 :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraPro Short
S&P500
®
UltraShort 7-10
Year Treasury
UltraShort 20+ Year
Treasury
UltraShort
Consumer
Discretionary
UltraShort
Consumer Staples
ASSETS:
Unaffiliated securities and Repurchase
Agreements, at cost
$ 334,598,468 $ 2,972,473 $ 72,281,797 $ 5,810,325 $ 4,059,271
Affiliated securities, at cost
335,185,500 8,003,200 240,123,500 — —
Unaffiliated securities, at value 284,177,372 — — — —
Affiliated securities, at value 335,402,000 8,009,600 240,288,000 — —
Repurchase Agreements, at value
50,419,105 2,972,473 72,281,797 5,810,325 4,059,271
Segregated cash balances with
brokers for futures contracts 7,691,661 6,188 447,700 — —
Segregated cash balances with
custodian for swap agreements 14,034 176,000 10,706,132 1,144,085 574,250
Dividends and interest receivable 64,804 1,259 43,711 4,140 2,327
Receivable for capital shares issued 10,913,614 — — — —
Receivable from Advisor — — — 2,053 2,665
Unrealized appreciation on non-
exchange traded swap agreements — 304,537 9,459,611 — 244,142
Prepaid expenses 4,577 40 911 22 14
Total Assets
688,687,167 11,470,097 333,227,862 6,960,625 4,882,669
LIABILITIES:
Payable for capital shares redeemed 20,008,293 — 2,501,449 — —
Payable to Advisor 274,163 501 176,275 — —
Management Services fees payable 42,381 975 27,246 — —
Custodian fees payable 8,692 603 3,675 67 106
Administration fees payable 46,648 15,108 35,794 14,475 14,475
Trustee fees payable 3,129 71 1,661 35 22
Compliance services fees payable 780 18 432 3 2
Listing, Data and related fees payable 470 1,097 9,189 1,396 1,153
Professional fees payable 21,555 19,695 20,703 19,667 19,660
Payable for variation margin on futures
contracts 119,242 278 6,884 — —
Unrealized depreciation on non-
exchange traded swap agreements 214,001,493 — — 994,553 —
Other liabilities 19,128 730 7,855 734 588
Total Liabilities
234,545,974 39,076 2,791,163 1,030,930 36,006
Commitments and contingencies (Note 4)
NET ASSETS $ 454,141,193 $ 11,431,021 $ 330,436,699 $ 5,929,695 $ 4,846,663
NET ASSETS CONSIST OF:
Paid in Capital $ 5,996,823,880 $ 128,558,350 $ 4,993,527,305 $ 28,039,937 $ 14,226,161
Distributable earnings (loss) (5,542,682,687) (117,127,329) (4,663,090,606) (22,110,242) (9,379,498)
NET ASSETS $ 454,141,193 $ 11,431,021 $ 330,436,699 $ 5,929,695 $ 4,846,663
Shares (unlimited number of shares
authorized, no par value) 12,484,215 500,000 9,246,929 428,331 215,284
Net Asset Value $ 36.38 $ 22.86 $ 35.73 $ 13.84 $ 22.51

STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2026 :: 255
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort Dow30
SM
UltraShort Energy
UltraShort
Financials
UltraShort FTSE
China 50
UltraShort FTSE
Europe
ASSETS:
Unaffiliated securities and Repurchase
Agreements, at cost
$ 4,223,149 $ 15,214,038 $ 4,975,608 $ 3,275,171 $ 7,773,152
Affiliated securities, at cost
42,021,800 10,009,000 7,006,300 — 5,004,500
Affiliated securities, at value 42,050,400 10,012,000 7,008,400 — 5,006,000
Repurchase Agreements, at value
4,223,149 15,214,038 4,975,608 3,275,171 7,773,152
Segregated cash balances with
brokers for futures contracts 475,525 — — — —
Segregated cash balances with
custodian for swap agreements 13,875,481 9,826,688 4,556,106 2,581,749 9,059,437
Dividends and interest receivable 29,209 24,507 11,857 6,297 22,109
Receivable from Advisor — — — 2,090 —
Unrealized appreciation on non-
exchange traded swap agreements 300,540 618,006 29,700 876,435 —
Prepaid expenses 219 46 65 72 52
Total Assets
60,954,523 35,695,285 16,581,736 6,741,814 21,860,750
LIABILITIES:
Payable for capital shares redeemed 910,731 — 1,426,336 — —
Payable to Advisor 23,000 9,211 4,405 — 4,050
Management Services fees payable 4,069 1,967 1,302 — 1,287
Custodian fees payable 1,416 173 262 114 194
Administration fees payable 18,101 14,475 14,475 14,475 14,477
Trustee fees payable 337 103 94 40 92
Compliance services fees payable 68 27 14 8 26
Listing, Data and related fees payable 7,919 2,606 2,544 4,626 3,500
Professional fees payable 19,834 19,713 19,698 31,044 29,315
Payable for variation margin on futures
contracts 50,496 — — — —
Unrealized depreciation on non-
exchange traded swap agreements 13,291,645 6,139,064 1,759,288 381,730 7,606,953
Other liabilities 3,287 1,667 1,680 840 1,336
Total Liabilities
14,330,903 6,189,006 3,230,098 432,877 7,661,230
Commitments and contingencies (Note 4)
NET ASSETS $ 46,623,620 $ 29,506,279 $ 13,351,638 $ 6,308,937 $ 14,199,520
NET ASSETS CONSIST OF:
Paid in Capital $ 830,474,883 $ 159,887,453 $ 532,856,708 $ 266,604,912 $ 308,879,544
Distributable earnings (loss) (783,851,263) (130,381,174) (519,505,070) (260,295,975) (294,680,024)
NET ASSETS $ 46,623,620 $ 29,506,279 $ 13,351,638 $ 6,308,937 $ 14,199,520
Shares (unlimited number of shares
authorized, no par value) 2,559,786 1,513,265 468,042 295,917 757,365
Net Asset Value $ 18.21 $ 19.50 $ 28.53 $ 21.32 $ 18.75

256 :: MAY 31, 2026 :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort Health
Care
UltraShort
Industrials UltraShort Materials
UltraShort
MidCap400
UltraShort MSCI
Brazil Capped
ASSETS:
Unaffiliated securities and Repurchase
Agreements, at cost
$ 4,826,515 $ 5,868,889 $ 3,079,349 $ 1,016,226 $ 1,485,280
Repurchase Agreements, at value
4,826,515 5,868,889 3,079,349 1,016,226 1,485,280
Cash — — 15 — —
Segregated cash balances with
custodian for swap agreements 566,138 1,143,034 532,081 131,000 5,512,837
Dividends and interest receivable 2,626 4,126 1,845 573 11,715
Due from counterparty 558 — — — —
Receivable for capital shares issued — — 1,016,969 — —
Receivable from Advisor 1,906 1,671 3,837 5,964 7,153
Unrealized appreciation on non-
exchange traded swap agreements 77,720 42,686 — — —
Prepaid expenses 9 22 9 291 558
Total Assets
5,475,472 7,060,428 4,634,105 1,154,054 7,017,543
LIABILITIES:
Cash overdraft 1,396 — — — —
Custodian fees payable 90 116 27 15 134
Administration fees payable 14,475 14,475 14,475 14,475 14,475
Trustee fees payable 21 31 15 5 24
Compliance services fees payable 4 3 1 2 12
Listing, Data and related fees payable 1,122 1,341 1,019 750 750
Professional fees payable 19,663 19,664 19,658 19,654 31,176
Unrealized depreciation on non-
exchange traded swap agreements 154,666 745,742 479,192 417,446 3,886,269
Other liabilities 563 672 634 494 467
Total Liabilities
192,000 782,044 515,021 452,841 3,933,307
Commitments and contingencies (Note 4)
NET ASSETS $ 5,283,472 $ 6,278,384 $ 4,119,084 $ 701,213 $ 3,084,236
NET ASSETS CONSIST OF:
Paid in Capital $ 17,513,199 $ 29,923,848 $ 90,954,801 $ 57,173,773 $ 104,752,542
Distributable earnings (loss) (12,229,727) (23,645,464) (86,835,717) (56,472,560) (101,668,306)
NET ASSETS $ 5,283,472 $ 6,278,384 $ 4,119,084 $ 701,213 $ 3,084,236
Shares (unlimited number of shares
authorized, no par value) 270,215 348,775 202,512 113,510 139,622
Net Asset Value $ 19.55 $ 18.00 $ 20.34 $ 6.18 $ 22.09

STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2026 :: 257
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort MSCI
EAFE
UltraShort MSCI
Emerging Markets
UltraShort MSCI
Japan
UltraShort Nasdaq
Biotechnology UltraShort QQQ
®
ASSETS:
Unaffiliated securities and Repurchase
Agreements, at cost
$ 1,294,710 $ 1,334,382 $ 5,322,195 $ 2,408,507 $ 124,040,838
Affiliated securities, at cost
— 2,001,800 — — 265,152,500
Unaffiliated securities, at value — — — — 114,360,092
Affiliated securities, at value — 2,002,400 — — 265,318,000
Repurchase Agreements, at value
1,294,710 1,334,382 5,322,195 2,408,507 9,679,640
Segregated cash balances with
brokers for futures contracts — — — — 2,105,356
Segregated cash balances with
custodian for swap agreements 793,417 5,561,123 4,442,267 1,137,949 354,026
Dividends and interest receivable 2,040 11,906 10,765 3,083 9,847
Receivable for capital shares issued — — — — 14,553,767
Receivable from Advisor 7,516 4,974 3,793 4,366 —
Prepaid expenses 80 80 843 3,978 1,189
Total Assets
2,097,763 8,914,865 9,779,863 3,557,883 406,381,917
LIABILITIES:
Payable for capital shares redeemed — — — — 7,623,402
Payable to Advisor — — — — 147,245
Management Services fees payable — — — — 22,140
Custodian fees payable 24 96 169 49 6,057
Administration fees payable 14,475 14,475 14,475 14,475 36,098
Trustee fees payable 9 49 40 16 1,735
Compliance services fees payable — 7 7 3 335
Listing, Data and related fees payable 750 888 750 1,509 173,920
Professional fees payable 28,306 28,317 27,656 19,660 20,673
Payable for variation margin on futures
contracts — — — — 104,669
Unrealized depreciation on non-
exchange traded swap agreements 791,999 5,656,127 3,282,484 1,099,672 155,003,828
Other liabilities 442 742 865 688 12,645
Total Liabilities
836,005 5,700,701 3,326,446 1,136,072 163,152,747
Commitments and contingencies (Note 4)
NET ASSETS $ 1,261,758 $ 3,214,164 $ 6,453,417 $ 2,421,811 $ 243,229,170
NET ASSETS CONSIST OF:
Paid in Capital $ 26,700,739 $ 178,222,156 $ 40,218,512 $ 79,335,635 $ 2,469,147,626
Distributable earnings (loss) (25,438,981) (175,007,992) (33,765,095) (76,913,824) (2,225,918,456)
NET ASSETS $ 1,261,758 $ 3,214,164 $ 6,453,417 $ 2,421,811 $ 243,229,170
Shares (unlimited number of shares
authorized, no par value) 168,703 284,363 349,927 145,548 17,548,903
Net Asset Value $ 7.48 $ 11.30 $ 18.44 $ 16.64 $ 13.86

258 :: MAY 31, 2026 :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort QQQ
Mega
UltraShort Real
Estate
UltraShort
Russell2000 UltraShort S&P500
®
UltraShort
Semiconductors
ASSETS:
Unaffiliated securities and Repurchase
Agreements, at cost
$ 790,985 $ 3,093,393 $ 14,620,056 $ 174,455,290 $ 25,058,222
Affiliated securities, at cost
— 12,004,800 38,020,200 400,258,750 20,013,000
Unaffiliated securities, at value — — — 149,429,484 —
Affiliated securities, at value — 12,014,400 38,045,600 400,480,000 20,024,000
Repurchase Agreements, at value
790,985 3,093,393 14,620,056 25,025,265 25,058,222
Segregated cash balances with
brokers for futures contracts — — 424,199 8,010,251 —
Segregated cash balances with
custodian for swap agreements 950,000 4,321,362 20,615,072 26,936,046 17,938,662
Dividends and interest receivable 2,195 9,802 43,210 100,051 40,096
Receivable for capital shares issued — — — 2,808,377 394,551
Receivable from Advisor 2,351 — — — —
Receivable for variation margin on
futures contracts — — 34,523 — —
Unrealized appreciation on non-
exchange traded swap agreements — 88,052 — — —
Prepaid expenses 3,579 69 240 2,040 118
Total Assets
1,749,110 19,527,078 73,782,900 612,791,514 63,455,649
LIABILITIES:
Payable for capital shares redeemed — — — 11,233,507 —
Payable to Advisor — 5,269 20,954 234,346 13,244
Management Services fees payable — 1,436 4,139 37,612 2,917
Custodian fees payable 18 270 1,336 7,448 469
Administration fees payable 5,953 14,475 17,826 43,608 14,572
Trustee fees payable 9 117 334 2,681 125
Compliance services fees payable 7 25 39 657 27
Listing, Data and related fees payable 1,462 3,094 30,420 750 4,489
Professional fees payable 19,658 19,721 20,361 21,232 19,734
Payable for variation margin on futures
contracts — — — 124,181 —
Unrealized depreciation on non-
exchange traded swap agreements 711,629 2,609,841 22,794,567 176,404,076 24,025,007
Other liabilities 452 2,092 3,153 18,341 2,656
Total Liabilities
739,188 2,656,340 22,893,129 188,128,439 24,083,240
Commitments and contingencies (Note 4)
NET ASSETS $ 1,009,922 $ 16,870,738 $ 50,889,771 $ 424,663,075 $ 39,372,409
NET ASSETS CONSIST OF:
Paid in Capital $ 2,842,896 $ 271,336,503 $ 860,009,733 $ 6,377,548,772 $ 144,361,534
Distributable earnings (loss) (1,832,974) (254,465,765) (809,119,962) (5,952,885,697) (104,989,125)
NET ASSETS $ 1,009,922 $ 16,870,738 $ 50,889,771 $ 424,663,075 $ 39,372,409
Shares (unlimited number of shares
authorized, no par value) 50,001 407,888 2,252,729 7,560,971 2,993,496
Net Asset Value $ 20.20 $ 41.36 $ 22.59 $ 56.17 $ 13.15

STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2026 :: 259
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort
SmallCap600
UltraShort
Technology UltraShort Utilities
ASSETS:
Unaffiliated securities and Repurchase Agreements, at cost
$ 1,400,451 $ 2,378,006 $ 3,446,612
Repurchase Agreements, at value
1,400,451 2,378,006 3,446,612
Segregated cash balances with custodian for swap agreements 1,044,622 4,692,340 1,523,525
Dividends and interest receivable 2,611 9,001 4,193
Receivable from Advisor 5,103 5,147 2,409
Unrealized appreciation on non-exchange traded swap agreements — — 101,931
Prepaid expenses 1,636 70 14
Total Assets
2,454,423 7,084,564 5,078,684
LIABILITIES:
Custodian fees payable 33 131 76
Administration fees payable 14,475 14,475 14,475
Trustee fees payable 9 28 22
Compliance services fees payable 2 2 5
Listing, Data and related fees payable 750 1,331 1,209
Professional fees payable 19,657 19,664 19,665
Unrealized depreciation on non-exchange traded swap agreements 983,012 4,508,269 626,859
Other liabilities 521 574 576
Total Liabilities
1,018,459 4,544,474 662,887
Commitments and contingencies (Note 4)
NET ASSETS $ 1,435,964 $ 2,540,090 $ 4,415,797
NET ASSETS CONSIST OF:
Paid in Capital $ 34,666,623 $ 43,039,918 $ 17,280,956
Distributable earnings (loss) (33,230,659) (40,499,828) (12,865,159)
NET ASSETS $ 1,435,964 $ 2,540,090 $ 4,415,797
Shares (unlimited number of shares authorized, no par value) 153,946 213,247 193,423
Net Asset Value $ 9.33 $ 11.91 $ 22.83

260 :: FOR THE YEAR ENDED MAY 31, 2026 :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
STATEMENTS OF OPERATIONS

STATEMENTS OF OPERATIONS :: FOR THE YEAR ENDED MAY 31, 2026 :: 261
PROSHARES TRUST
See accompanying notes to the financial statements
Short 7-10 Year
Treasury
Short 20+ Year
Treasury Short Dow30
SM
Short Financials
Short FTSE
China 50
Year Ended
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
INVESTMENT INCOME:
Dividends from affiliated securities $ 77,985 $ 489,130 $ 853,950 $ 12,554 $ —
Interest 443,960 2,376,537 4,104,590 463,999 135,479
Total Investment Income
521,945 2,865,667 4,958,540 476,553 135,479
EXPENSES:
Advisory fees (Note 4) 106,253 577,021 931,627 83,563 25,306
Management Services fees (Note 4) 14,167 76,936 124,217 11,142 3,374
Professional fees 22,386 22,881 23,213 22,358 28,837
Administration fees (Note 5) 45,326 63,302 73,918 43,426 43,425
Custodian fees (Note 6) 2,909 6,061 9,353 784 334
Printing and Shareholder reports 2,046 6,749 12,669 1,556 1,890
Listing, Data and related fees (Note 7) 9,386 14,088 57,960 11,671 11,516
Trustees fees and expenses (Note 8) 254 1,398 2,204 204 59
Compliance services fees (Note 4) 74 415 631 56 16
Other fees 1,289 3,908 3,088 1,104 1,984
Total Gross Expenses before fees waived and/or
reimbursed
204,090 772,759 1,238,880 175,864 116,741
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (69,504) (41,986) (58,954) (69,997) (84,687)
Total Net Expenses
134,586 730,773 1,179,926 105,867 32,054
Net Investment Income (Loss)
387,359 2,134,894 3,778,614 370,686 103,425
NET REALIZED GAIN (LOSS) FROM:
Transactions in unaffiliated investment securities — — 995 — —
Transactions in affiliated investment securities — — 3,191 — —
Payment from Advisor 3,629 22,792 39,701 617 —
Expiration or closing of futures contracts 659 (46,638) (2,245,016) — —
Expiration or closing of non-exchange traded swap
agreements (246,095) 126,803 (5,255,596) (1,905,449) (823,427)
Net realized gain (loss)
(241,807) 102,957 (7,456,725) (1,904,832) (823,427)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Unaffiliated investment securities (220) (7,657) (11,957) (246) (70)
Affiliated investment securities 7,200 47,000 72,000 3,000 —
Futures contracts 1,224 7,927 (1,188,007) — —
Non-exchange traded swap agreements 123,673 (1,967,989) (13,437,719) 1,335,261 686,365
Change in net unrealized appreciation/depreciation
131,877 (1,920,719) (14,565,683) 1,338,015 686,295
Net realized and unrealized gain (loss)
(109,930) (1,817,762) (22,022,408) (566,817) (137,132)
Change in Net Assets Resulting from Operations
$ 277,429 $ 317,132 $ (18,243,794) $ (196,131) $ (33,707)

262 :: FOR THE YEAR ENDED MAY 31, 2026 :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
Short High Yield
Short
MidCap400
Short MSCI
EAFE
Short MSCI
Emerging
Markets Short QQQ
®
Year Ended
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
INVESTMENT INCOME:
Dividends from affiliated securities $ 375,690 $ — $ 39,898 $ 6,277 $ 5,225,326
Interest 2,687,348 174,606 436,816 463,437 22,477,192
Total Investment Income
3,063,038 174,606 476,714 469,714 27,702,518
EXPENSES:
Advisory fees (Note 4) 582,931 28,969 81,787 79,711 4,493,558
Management Services fees (Note 4) 77,724 3,863 10,905 10,628 599,141
Professional fees 27,857 22,305 28,098 29,217 27,688
Administration fees (Note 5) 63,102 43,425 43,425 43,426 149,898
Custodian fees (Note 6) 5,101 2,208 878 934 39,845
Printing and Shareholder reports 6,333 1,760 1,471 2,744 35,179
Listing, Data and related fees (Note 7) 50,430 10,752 17,444 17,999 413,479
Trustees fees and expenses (Note 8) 1,393 69 213 196 10,513
Compliance services fees (Note 4) 456 22 55 59 3,085
Other fees 2,106 495 735 1,106 4,704
Total Gross Expenses before fees waived and/or
reimbursed
817,433 113,868 185,011 186,020 5,777,090
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (79,059) (77,173) (81,415) (85,053) (86,584)
Total Net Expenses
738,374 36,695 103,596 100,967 5,690,506
Net Investment Income (Loss)
2,324,664 137,911 373,118 368,747 22,012,012
NET REALIZED GAIN (LOSS) FROM:
Transactions in unaffiliated investment securities 459 — — 22 (1,247)
Transactions in affiliated investment securities — — — — (43,901)
Payment from Advisor 17,423 — 1,563 309 238,720
Expiration or closing of futures contracts — (41,358) — — (14,305,713)
Expiration or closing of non-exchange traded swap
agreements (6,172,346) — (162,139) (516,782) (145,901,567)
Net realized gain (loss)
(6,154,464) (41,358) (160,576) (516,451) (160,013,708)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Unaffiliated investment securities (11,329) — (47) (1,193) (85,564)
Affiliated investment securities 34,500 — (2,000) 1,500 404,000
Futures contracts — (26,063) — — (7,639,739)
Non-exchange traded swap agreements 1,882,511 (808,488) (2,805,218) (4,729,148) (49,476,132)
Change in net unrealized appreciation/depreciation
1,905,682 (834,551) (2,807,265) (4,728,841) (56,797,435)
Net realized and unrealized gain (loss)
(4,248,782) (875,909) (2,967,841) (5,245,292) (216,811,143)
Change in Net Assets Resulting from Operations
$ (1,924,118) $ (737,998) $ (2,594,723) $ (4,876,545) $ (194,799,131)

STATEMENTS OF OPERATIONS :: FOR THE YEAR ENDED MAY 31, 2026 :: 263
PROSHARES TRUST
See accompanying notes to the financial statements
Short Real Estate
Short
Russell2000 Short S&P500
®
Short
SmallCap600
Ultra 7-10 Year
Treasury
Year Ended
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
INVESTMENT INCOME:
Dividends from affiliated securities $ 6,277 $ 879,057 $ 8,569,275 $ — $ 129,975
Interest 431,893 5,222,215 41,551,857 199,122 715,076
Securities lending income, net of rebates and/or fees
paid to borrowers on income (Note 2) — — — — 1,640
Total Investment Income
438,170 6,101,272 50,121,132 199,122 846,691
EXPENSES:
Advisory fees (Note 4) 84,277 1,070,821 8,311,468 35,767 163,716
Management Services fees (Note 4) 11,237 142,776 1,108,196 4,769 21,829
Professional fees 22,349 23,405 36,808 22,311 22,438
Administration fees (Note 5) 43,427 78,149 194,913 43,425 45,321
Custodian fees (Note 6) 563 11,872 69,780 289 3,416
Printing and Shareholder reports 1,295 14,212 4,418 1,670 2,946
Listing, Data and related fees (Note 7) 11,700 155,994 9,931 10,827 8,385
Trustees fees and expenses (Note 8) 201 2,594 19,790 83 369
Compliance services fees (Note 4) 57 788 6,172 24 112
Other fees 1,100 1,513 24,700 966 1,289
Total Gross Expenses before fees waived and/or
reimbursed
176,206 1,502,124 9,786,176 120,131 269,821
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (69,450) (145,882) — (74,825) (62,445)
Total Net Expenses
106,756 1,356,242 9,786,176 45,306 207,376
Net Investment Income (Loss)
331,414 4,745,030 40,334,956 153,816 639,315
NET REALIZED GAIN (LOSS) FROM:
Transactions in unaffiliated investment securities — 410 (20,898) — —
Transactions in affiliated investment securities — — (42,420) — —
Payment from Advisor 309 40,935 393,966 — 6,048
Expiration or closing of futures contracts — (3,323,801) (23,668,005) — (5,521)
Expiration or closing of non-exchange traded swap
agreements (286,465) (17,369,976) (137,630,227) (678,750) (674,812)
Net realized gain (loss)
(286,156) (20,652,432) (160,967,584) (678,750) (674,285)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Unaffiliated investment securities (466) (19,761) (153,113) — (1,289)
Affiliated investment securities 1,500 83,000 694,750 — 12,000
Futures contracts — (2,658,154) (5,270,082) — (174)
Non-exchange traded swap agreements (464,970) (32,739,546) (108,564,602) (728,578) (369,202)
Change in net unrealized appreciation/depreciation
(463,936) (35,334,461) (113,293,047) (728,578) (358,665)
Net realized and unrealized gain (loss)
(750,092) (55,986,893) (274,260,631) (1,407,328) (1,032,950)
Change in Net Assets Resulting from Operations
$ (418,678) $ (51,241,863) $ (233,925,675) $ (1,253,512) $ (393,635)

264 :: FOR THE YEAR ENDED MAY 31, 2026 :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
Ultra 20+ Year
Treasury
Ultra
Communication
Services
Ultra Consumer
Discretionary
Ultra Consumer
Staples
Ultra Copper K-1
Free ETF
Year Ended
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
April 20, 2026
*
through
May 31, 2026
INVESTMENT INCOME:
Dividends from unaffiliated securities $ — $ 109,760 $ 89,854 $ 205,372 $ —
Dividends from affiliated securities 519,902 — — — —
Interest 3,362,036 108,159 217,705 107,976 14,174
Securities lending income, net of rebates and/or fees
paid to borrowers on income (Note 2) 921 23,313 64 35 —
Total Investment Income
3,882,859 241,232 307,623 313,383 14,174
EXPENSES:
Advisory fees (Note 4) 707,585 100,644 112,057 77,552 5,695
Management Services fees (Note 4) 94,345 13,419 14,941 10,340 759
Professional fees 23,142 32,825 22,408 22,355 14,943
Administration fees (Note 5) 68,282 79,875 79,876 79,875 3,004
Custodian fees (Note 6) 7,789 3,805 3,984 4,014 168
Printing and Shareholder reports 4,580 1,948 1,906 2,574 205
Listing, Data and related fees (Note 7) 9,764 12,355 12,811 11,430 981
Trustees fees and expenses (Note 8) 1,687 236 274 178 35
Compliance services fees (Note 4) 527 66 78 50 9
Other fees 2,959 319 1,170 537 361
Total Gross Expenses before fees waived and/or
reimbursed
920,660 245,492 249,505 208,905 26,160
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (24,367) (118,011) (107,570) (106,642) (18,943)
Expenses waived by custodian (Note 6) — — — (4,043) —
Total Net Expenses
896,293 127,481 141,935 98,220 7,217
Net Investment Income (Loss)
2,986,566 113,751 165,688 215,163 6,957
NET REALIZED GAIN (LOSS) FROM:
Transactions in unaffiliated investment securities 771 52,951 (90,109) (97,084) —
Payment from Advisor 24,191 — — — —
Expiration or closing of futures contracts 113,340 — — — —
Expiration or closing of non-exchange traded swap
agreements (9,935,245) (392,989) — — —
In-kind redemptions of investments — 2,466,098 1,676,353 642,960 —
Net realized gain (loss)
(9,796,943) 2,126,060 1,586,244 545,876 —
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Unaffiliated investment securities (17,824) (1,172,068) (386,242) (439,318) —
Affiliated investment securities 48,000 — — — —
Futures contracts (14,152) — — — —
Non-exchange traded swap agreements 10,154,055 1,800,813 1,057,803 (303,209) 564,755
Change in net unrealized appreciation/depreciation
10,170,079 628,745 671,561 (742,527) 564,755
Net realized and unrealized gain (loss)
373,136 2,754,805 2,257,805 (196,651) 564,755
Change in Net Assets Resulting from Operations
$ 3,359,702 $ 2,868,556 $ 2,423,493 $ 18,512 $ 571,712
* Commencement of investment operations.

STATEMENTS OF OPERATIONS :: FOR THE YEAR ENDED MAY 31, 2026 :: 265
PROSHARES TRUST
See accompanying notes to the financial statements
Ultra Dow30
SM
Ultra Energy Ultra Financials
Ultra FTSE China
50
Ultra FTSE
Europe
Year Ended
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
INVESTMENT INCOME:
Dividends from unaffiliated securities $ 5,780,893 $ 1,662,069 $ 6,028,190 $ — $ —
Dividends from affiliated securities 612,829 6,277 309,553 44,185 6,277
Interest 2,922,233 600,129 9,682,263 449,306 297,480
Securities lending income, net of rebates and/or fees
paid to borrowers on income (Note 2) 21,108 187 17,845 — —
Total Investment Income
9,337,063 2,268,662 16,037,851 493,491 303,757
EXPENSES:
Advisory fees (Note 4) 3,543,351 579,714 6,032,200 122,762 82,209
Management Services fees (Note 4) 472,447 77,295 804,293 16,368 10,961
Professional fees 30,046 11,169 28,566 32,616 33,099
Administration fees (Note 5) 185,471 103,543 220,353 43,425 43,426
Custodian fees (Note 6) 34,117 6,357 53,958 968 715
Printing and Shareholder reports 18,106 7,218 19,941 2,956 1,101
Listing, Data and related fees (Note 7) 197,185 31,529 249,758 23,902 11,614
Trustees fees and expenses (Note 8) 8,320 1,366 14,413 296 187
Compliance services fees (Note 4) 2,326 379 4,269 84 54
Other fees 9,343 2,527 18,563 1,103 899
Total Gross Expenses before fees waived and/or
reimbursed
4,500,712 821,097 7,446,314 244,480 184,265
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (12,272) (86,838) — (88,986) (80,138)
Total Net Expenses
4,488,440 734,259 7,446,314 155,494 104,127
Net Investment Income (Loss)
4,848,623 1,534,403 8,591,537 337,997 199,630
NET REALIZED GAIN (LOSS) FROM:
Transactions in unaffiliated investment securities 217,691 84,992 (1,517,488) — —
Transactions in affiliated investment securities — — — 944 —
Payment from Advisor 28,531 309 14,420 2,085 309
Expiration or closing of futures contracts 5,814,770 — — — —
Expiration or closing of non-exchange traded swap
agreements 52,193,014 11,637,591 (8,732,968) 688,220 2,538,801
In-kind redemptions of investments 59,922,184 9,015,860 169,337,562 — —
Net realized gain (loss)
118,176,190 20,738,752 159,101,526 691,249 2,539,110
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Unaffiliated investment securities 3,151,453 8,682,025 (158,690,524) (554) (358)
Affiliated investment securities 57,500 1,500 29,500 3,560 1,500
Futures contracts 2,153,021 — — — —
Non-exchange traded swap agreements 25,003,780 17,366,605 5,067,035 (1,378,462) 60,371
Change in net unrealized appreciation/depreciation
30,365,754 26,050,130 (153,593,989) (1,375,456) 61,513
Net realized and unrealized gain (loss)
148,541,944 46,788,882 5,507,537 (684,207) 2,600,623
Change in Net Assets Resulting from Operations
$ 153,390,567 $ 48,323,285 $ 14,099,074 $ (346,210) $ 2,800,253

266 :: FOR THE YEAR ENDED MAY 31, 2026 :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
Ultra Health Care Ultra High Yield Ultra Industrials Ultra Materials Ultra MidCap400
Year Ended
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
INVESTMENT INCOME:
Dividends from unaffiliated securities $ 1,030,749 $ — $ 236,092 $ 534,239 $ 1,561,958
Dividends from affiliated securities 77,979 17,330 — — 6,277
Interest 761,174 367,246 189,612 297,818 1,017,660
Securities lending income, net of rebates and/or fees
paid to borrowers on income (Note 2) 744 9 4 5 4,459
Foreign withholding tax on income — — — — (1,082)
Total Investment Income
1,870,646 384,585 425,708 832,062 2,589,272
EXPENSES:
Advisory fees (Note 4) 565,422 83,868 205,513 278,233 1,084,228
Management Services fees (Note 4) 75,390 11,182 27,402 37,098 144,564
Professional fees 22,839 22,301 22,084 13,106 24,564
Administration fees (Note 5) 102,564 45,326 79,876 80,841 126,009
Custodian fees (Note 6) 7,102 873 5,629 5,138 55,435
Printing and Shareholder reports 4,680 1,187 1,919 2,372 5,312
Listing, Data and related fees (Note 7) 30,940 15,829 16,554 19,456 10,752
Trustees fees and expenses (Note 8) 1,316 205 478 648 2,564
Compliance services fees (Note 4) 360 60 134 180 731
Excise tax — 293 — — —
Other fees 2,394 661 1,368 1,143 3,166
Total Gross Expenses before fees waived and/or
reimbursed
813,007 181,785 360,957 438,215 1,457,325
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (96,788) (75,258) (100,651) (85,786) (43,223)
Expenses waived by custodian (Note 6) — — — — (40,725)
Total Net Expenses
716,219 106,527 260,306 352,429 1,373,377
Net Investment Income (Loss)
1,154,427 278,058 165,402 479,633 1,215,895
NET REALIZED GAIN (LOSS) FROM:
Transactions in unaffiliated investment securities (1,053,557) (34) (72,006) 314,907 3,885,984
Transactions in affiliated investment securities 450 9,000 — — —
Payment from Advisor 3,651 1,259 — — 309
Expiration or closing of futures contracts — — — — 967,757
Expiration or closing of non-exchange traded swap
agreements — 434,108 — — —
In-kind redemptions of investments 756,218 — 2,204,218 3,135,537 11,410,520
Net realized gain (loss)
(293,238) 444,333 2,132,212 3,450,444 16,264,570
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Unaffiliated investment securities 6,476,060 (199) 1,426,343 718,586 9,090,349
Affiliated investment securities 6,800 1,600 — — 1,500
Futures contracts — — — — 1,897,289
Non-exchange traded swap agreements 5,545,545 250,424 5,049,227 5,592,938 25,428,743
Change in net unrealized appreciation/depreciation
12,028,405 251,825 6,475,570 6,311,524 36,417,881
Net realized and unrealized gain (loss)
11,735,167 696,158 8,607,782 9,761,968 52,682,451
Change in Net Assets Resulting from Operations
$ 12,889,594 $ 974,216 $ 8,773,184 $ 10,241,601 $ 53,898,346

STATEMENTS OF OPERATIONS :: FOR THE YEAR ENDED MAY 31, 2026 :: 267
PROSHARES TRUST
See accompanying notes to the financial statements
Ultra MSCI Brazil
Capped Ultra MSCI EAFE
Ultra MSCI
Emerging
Markets
Ultra MSCI
Japan
Ultra Nasdaq
Biotechnology
Year Ended
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
INVESTMENT INCOME:
Dividends from unaffiliated securities $ — $ — $ — $ 168,930 $ 328,888
Dividends from affiliated securities — 103,980 182,470 42,983 6,277
Interest 95,925 584,769 786,455 135,767 636,034
Securities lending income, net of rebates and/or fees
paid to borrowers on income (Note 2) — — — — 28,017
Total Investment Income
95,925 688,749 968,925 347,680 999,216
EXPENSES:
Advisory fees (Note 4) 25,746 186,524 265,446 74,408 528,939
Management Services fees (Note 4) 3,433 24,870 35,393 9,921 70,525
Professional fees 26,274 35,511 32,985 39,016 29,041
Administration fees (Note 5) 43,428 43,427 45,805 79,875 99,870
Custodian fees (Note 6) 329 1,509 2,280 669 35,071
Printing and Shareholder reports 1,079 2,071 3,147 1,526 7,449
Listing, Data and related fees (Note 7) 10,709 23,490 31,756 14,921 49,990
Trustees fees and expenses (Note 8) 61 418 597 168 1,211
Compliance services fees (Note 4) 16 118 165 46 304
Excise tax 29 — — 3,898 —
Other fees 938 1,023 701 785 2,094
Total Gross Expenses before fees waived and/or
reimbursed
112,042 318,961 418,275 225,233 824,494
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (79,331) (82,699) (82,037) (127,080) (154,469)
Expenses waived by custodian (Note 6) (72) — — — —
Total Net Expenses
32,639 236,262 336,238 98,153 670,025
Net Investment Income (Loss)
63,286 452,487 632,687 249,527 329,191
NET REALIZED GAIN (LOSS) FROM:
Transactions in unaffiliated investment securities — — — — (1,170,381)
Transactions in affiliated investment securities — — 2,750 900 —
Payment from Advisor — 4,838 8,619 2,030 309
Expiration or closing of non-exchange traded swap
agreements 799,988 171,120 8,892,442 935,454 1,985,362
In-kind redemptions of investments — — — — 6,022,974
Foreign currency transactions — — — — 5
Net realized gain (loss)
799,988 175,958 8,903,811 938,384 6,838,269
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Unaffiliated investment securities (92) (678) (1,486) 871,299 10,997,820
Affiliated investment securities — 9,600 16,600 3,600 1,500
Non-exchange traded swap agreements 446,300 6,378,379 14,485,036 33,580 23,644,544
Change in net unrealized appreciation/depreciation
446,208 6,387,301 14,500,150 908,479 34,643,864
Net realized and unrealized gain (loss)
1,246,196 6,563,259 23,403,961 1,846,863 41,482,133
Change in Net Assets Resulting from Operations
$ 1,309,482 $ 7,015,746 $ 24,036,648 $ 2,096,390 $ 41,811,324

268 :: FOR THE YEAR ENDED MAY 31, 2026 :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
Ultra Nasdaq
Cloud
Computing
Ultra Nasdaq
Cybersecurity
Ultra Palladium
K-1 Free ETF
Ultra Platinum
K-1 Free ETF Ultra QQQ
®
Year Ended
May 31, 2026
Year Ended
May 31, 2026
April 20, 2026
*
through
May 31, 2026
April 20, 2026
*
through
May 31, 2026
Year Ended
May 31, 2026
INVESTMENT INCOME:
Dividends from unaffiliated securities $ 5,732 $ — $ — $ — $ 50,179,292
Dividends from affiliated securities — — — — 10,626,559
Interest 33,550 148,219 9,176 9,111 42,137,600
Securities lending income, net of rebates and/or fees
paid to borrowers on income (Note 2) 5 — — — 14,941
Foreign withholding tax on income (144) — — — (206,346)
Total Investment Income
39,143 148,219 9,176 9,111 102,752,046
EXPENSES:
Advisory fees (Note 4) 16,920 34,886 3,079 3,263 75,520,673
Management Services fees (Note 4) 2,256 4,651 411 435 10,069,422
Professional fees 22,704 35,588 14,937 14,938 127,127
Administration fees (Note 5) 79,873 43,425 2,751 2,768 691,816
Custodian fees (Note 6) 1,949 315 168 168 577,409
Printing and Shareholder reports 1,123 1,136 200 201 128,817
Listing, Data and related fees (Note 7) 7,017 7,641 981 981 6,907,956
Trustees fees and expenses (Note 8) 42 82 19 20 176,428
Compliance services fees (Note 4) 13 25 5 5 48,787
Recoupment of prior expenses waived and/or
reimbursed by Advisor (Note 4) — — — — 2,678,933
Other fees 479 533 280 279 159,669
Total Gross Expenses before fees waived and/or
reimbursed
132,376 128,282 22,831 23,058 97,087,037
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (108,501) (84,068) (18,934) (18,925) (7,626,483)
Expenses waived by custodian (Note 6) (2,428) — — — —
Total Net Expenses
21,447 44,214 3,897 4,133 89,460,554
Net Investment Income (Loss)
17,696 104,005 5,279 4,978 13,291,492
NET REALIZED GAIN (LOSS) FROM:
Transactions in unaffiliated investment securities 25,100 — — — (132,512,217)
Payment from Advisor — — — — 484,374
Expiration or closing of futures contracts — — — — 98,602,048
Expiration or closing of non-exchange traded swap
agreements (34,129) 389,761 — — 884,767,612
In-kind redemptions of investments 274,297 — — — 853,019,608
Net realized gain (loss)
265,268 389,761 — — 1,704,361,425
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Unaffiliated investment securities 185,238 — — — 1,846,905,432
Affiliated investment securities — — — — 785,500
Futures contracts — — — — 271,946,902
Non-exchange traded swap agreements 858,350 1,433,098 (1,135,899) (758,475) 2,815,843,376
Change in net unrealized appreciation/depreciation
1,043,588 1,433,098 (1,135,899) (758,475) 4,935,481,210
Net realized and unrealized gain (loss)
1,308,856 1,822,859 (1,135,899) (758,475) 6,639,842,635
Change in Net Assets Resulting from Operations
$ 1,326,552 $ 1,926,864 $ (1,130,620) $ (753,497) $ 6,653,134,127
* Commencement of investment operations.

STATEMENTS OF OPERATIONS :: FOR THE YEAR ENDED MAY 31, 2026 :: 269
PROSHARES TRUST
See accompanying notes to the financial statements
Ultra QQQ Mega
Ultra QQQ Top
30 Ultra Real Estate Ultra Russell2000 Ultra S&P500
®
June 10, 2025
*
through
May 31, 2026
August 13,
2025
*
through
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
INVESTMENT INCOME:
Dividends from unaffiliated securities $ 41,068 $ 4,553 $ 1,229,397 $ 2,420,463 $ 61,611,691
Dividends from affiliated securities — — 6,277 229,179 11,068,392
Interest 441,683 91,232 611,113 2,549,507 40,193,058
Securities lending income, net of rebates and/or fees
paid to borrowers on income (Note 2) — — — 114,451 129,086
Foreign withholding tax on income — — — (4,901) (13,512)
Total Investment Income
482,751 95,785 1,846,787 5,308,699 112,988,715
EXPENSES:
Advisory fees (Note 4) 206,792 42,807 429,368 2,107,564 53,136,676
Management Services fees (Note 4) 27,572 5,708 57,249 281,009 7,084,890
Professional fees 22,379 21,612 22,760 29,118 86,596
Administration fees (Note 5) 49,452 23,090 93,493 156,735 543,601
Custodian fees (Note 6) 3,384 2,119 4,855 162,562 742,036
Printing and Shareholder reports 1,917 908 4,684 11,824 122,633
Listing, Data and related fees (Note 7) 23,412 7,811 25,491 280,649 18,027
Trustees fees and expenses (Note 8) 482 103 1,013 5,091 123,430
Compliance services fees (Note 4) 105 21 295 1,523 34,261
Excise tax 76 310 — — —
Other fees 1,466 530 2,084 6,470 129,119
Total Gross Expenses before fees waived and/or
reimbursed
337,037 105,019 641,292 3,042,545 62,021,269
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (75,009) (48,659) (97,469) (204,271) (2,502,483)
Expenses waived by custodian (Note 6) — (1,825) — (168,698) —
Total Net Expenses
262,028 54,535 543,823 2,669,576 59,518,786
Net Investment Income (Loss)
220,723 41,250 1,302,964 2,639,123 53,469,929
NET REALIZED GAIN (LOSS) FROM:
Transactions in unaffiliated investment securities (551,168) (89) 20,366 13,566,988 (98,994,149)
Payment from Advisor — — 309 10,696 506,548
Expiration or closing of futures contracts — — — 8,769,111 95,407,825
Expiration or closing of non-exchange traded swap
agreements 4,196,588 (11,570) — 3,682,912 738,352,397
In-kind redemptions of investments 1,648,197 128,062 1,852,167 38,005,621 860,900,758
Net realized gain (loss)
5,293,617 116,403 1,872,842 64,035,328 1,596,173,379
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Unaffiliated investment securities 1,593,013 98,144 637,778 17,085,994 437,739,653
Affiliated investment securities — — 1,500 23,000 860,000
Futures contracts — — — 2,219,246 92,676,329
Non-exchange traded swap agreements 2,731,294 2,429,015 1,803,850 89,391,301 866,079,066
Change in net unrealized appreciation/depreciation
4,324,307 2,527,159 2,443,128 108,719,541 1,397,355,048
Net realized and unrealized gain (loss)
9,617,924 2,643,562 4,315,970 172,754,869 2,993,528,427
Change in Net Assets Resulting from Operations
$ 9,838,647 $ 2,684,812 $ 5,618,934 $ 175,393,992 $ 3,046,998,356
* Commencement of investment operations.

270 :: FOR THE YEAR ENDED MAY 31, 2026 :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
Ultra S&P 500
Equal Weight
Ultra
Semiconductors
Ultra
SmallCap600 Ultra Technology Ultra Utilities
August 25,
2025
*
through
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
INVESTMENT INCOME:
Dividends from unaffiliated securities $ 454,192 $ 3,169,072 $ 301,749 $ 3,635,601 $ 325,215
Dividends from affiliated securities — 6,652,519 — 272,504 —
Interest 274,719 14,586,652 254,785 4,775,579 94,983
Securities lending income, net of rebates and/or fees
paid to borrowers on income (Note 2) 69 2,233 1,629 1,051 —
Foreign withholding tax on income (149) (16,087) (274) (7,940) —
Total Investment Income
728,831 24,394,389 557,889 8,676,795 420,198
EXPENSES:
Advisory fees (Note 4) 267,897 12,759,958 204,696 6,289,776 130,103
Management Services fees (Note 4) 35,720 1,701,328 27,293 838,637 17,347
Professional fees 21,653 35,279 22,916 29,757 22,427
Administration fees (Note 5) 54,267 274,127 79,876 222,695 79,879
Custodian fees (Note 6) 65,557 110,850 52,719 59,835 2,429
Printing and Shareholder reports 839 47,072 2,332 17,699 2,219
Listing, Data and related fees (Note 7) 30,044 686,548 10,827 259,394 13,536
Trustees fees and expenses (Note 8) 595 29,471 491 14,769 313
Compliance services fees (Note 4) 125 7,834 140 4,033 90
Recoupment of prior expenses waived and/or
reimbursed by Advisor (Note 4) — 301,289 — 69,759 —
Other fees 1,962 23,002 1,391 15,886 1,258
Total Gross Expenses before fees waived and/or
reimbursed
478,659 15,976,758 402,681 7,822,240 269,601
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (75,793) — (94,930) — (104,820)
Expenses waived by custodian (Note 6) (63,522) — (48,479) — —
Total Net Expenses
339,344 15,976,758 259,272 7,822,240 164,781
Net Investment Income (Loss)
389,487 8,417,631 298,617 854,555 255,417
NET REALIZED GAIN (LOSS) FROM:
Transactions in unaffiliated investment securities (61,301) 66,874,718 1,075,406 (994,098) (77,037)
Transactions in affiliated investment securities — (10,981) — — —
Payment from Advisor — 307,117 — 12,713 —
Expiration or closing of non-exchange traded swap
agreements (319,990) 582,357,092 218,513 64,587,019 —
In-kind redemptions of investments 2,378,894 441,480,176 2,508,876 94,843,497 1,294,461
Net realized gain (loss)
1,997,603 1,091,008,122 3,802,795 158,449,131 1,217,424
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Unaffiliated investment securities 82,313 92,557,394 1,832,170 205,619,285 (641,890)
Affiliated investment securities — 582,550 — 27,000 —
Non-exchange traded swap agreements 4,425,981 1,144,545,717 6,859,781 483,990,741 616,605
Change in net unrealized appreciation/depreciation
4,508,294 1,237,685,661 8,691,951 689,637,026 (25,285)
Net realized and unrealized gain (loss)
6,505,897 2,328,693,783 12,494,746 848,086,157 1,192,139
Change in Net Assets Resulting from Operations
$ 6,895,384 $ 2,337,111,414 $ 12,793,363 $ 848,940,712 $ 1,447,556
* Commencement of investment operations.

STATEMENTS OF OPERATIONS :: FOR THE YEAR ENDED MAY 31, 2026 :: 271
PROSHARES TRUST
See accompanying notes to the financial statements
UltraPro
Dow30
SM
UltraPro
MidCap400 UltraPro QQQ
®
UltraPro
Russell2000
UltraPro
S&P500
®
Year Ended
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
INVESTMENT INCOME:
Dividends from unaffiliated securities $ 7,907,509 $ 265,442 $ 102,760,916 $ 2,395,296 $ 29,616,072
Dividends from affiliated securities 1,199,024 — 68,780,069 543,252 11,314,705
Interest 7,901,182 284,462 242,548,725 4,109,833 41,458,401
Securities lending income, net of rebates and/or fees
paid to borrowers on income (Note 2) 808 638 32,867 107,049 72,803
Foreign withholding tax on income — (197) (399,605) (4,612) (6,796)
Total Investment Income
17,008,523 550,345 413,722,972 7,150,818 82,455,185
EXPENSES:
Advisory fees (Note 4) 5,546,691 220,947 213,860,681 2,696,928 34,368,939
Management Services fees (Note 4) 739,559 29,460 28,514,755 359,590 4,582,525
Professional fees 35,306 23,745 300,245 27,442 65,498
Administration fees (Note 5) 213,805 79,881 1,609,776 168,794 418,233
Custodian fees (Note 6) 60,125 39,285 1,668,599 396,525 785,580
Printing and Shareholder reports 34,129 2,855 615,174 15,866 117,409
Listing, Data and related fees (Note 7) 304,008 10,826 19,582,969 378,687 10,137
Trustees fees and expenses (Note 8) 13,230 527 502,368 6,371 80,719
Compliance services fees (Note 4) 3,760 146 141,462 1,706 22,842
Recoupment of prior expenses waived and/or
reimbursed by Advisor (Note 4) 1,060 — — — —
Other fees 15,083 983 526,466 7,185 86,500
Total Gross Expenses before fees waived and/or
reimbursed
6,966,756 408,655 267,322,495 4,059,094 40,538,382
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) — (128,783) (44,388,491) (345,892) (293,643)
Expenses waived by custodian (Note 6) — — — (297,151) —
Total Net Expenses
6,966,756 279,872 222,934,004 3,416,051 40,244,739
Net Investment Income (Loss)
10,041,767 270,473 190,788,968 3,734,767 42,210,446
NET REALIZED GAIN (LOSS) FROM:
Transactions in unaffiliated investment securities 10,466 562,362 (468,400,117) 7,661,748 (55,802,931)
Transactions in affiliated investment securities — — (58,445) — —
Payment from Advisor 55,499 — 3,156,919 25,034 513,338
Expiration or closing of futures contracts 9,766,888 404,727 475,695,639 6,975,890 83,924,320
Expiration or closing of non-exchange traded swap
agreements 54,197,746 (717,857) 8,701,837,044 86,308,935 1,288,318,084
In-kind redemptions of investments 87,977,832 2,603,495 4,269,875,262 65,819,811 511,835,574
Net realized gain (loss)
152,008,431 2,852,727 12,982,106,302 166,791,418 1,828,788,385
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Unaffiliated investment securities 4,747,823 805,933 1,227,677,923 (9,613,623) 157,991,218
Affiliated investment securities 107,000 — 5,282,290 46,000 785,000
Futures contracts 1,770,139 367,144 749,671,347 5,002,683 68,128,700
Non-exchange traded swap agreements 188,373,490 10,914,378 12,271,645,882 140,117,616 871,316,929
Change in net unrealized appreciation/depreciation
194,998,452 12,087,455 14,254,277,442 135,552,676 1,098,221,847
Net realized and unrealized gain (loss)
347,006,883 14,940,182 27,236,383,744 302,344,094 2,927,010,232
Change in Net Assets Resulting from Operations
$ 357,048,650 $ 15,210,655 $ 27,427,172,712 $ 306,078,861 $ 2,969,220,678

272 :: FOR THE YEAR ENDED MAY 31, 2026 :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
UltraPro Short
20+ Year
Treasury
UltraPro Short
Dow30
SM
UltraPro Short
MidCap400
UltraPro Short
QQQ
®
UltraPro Short
Russell2000
Year Ended
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
INVESTMENT INCOME:
Dividends from affiliated securities $ 103,980 $ 1,213,104 $ — $ 16,827,685 $ 482,853
Interest 620,513 8,736,894 122,653 164,773,938 4,369,520
Total Investment Income
724,493 9,949,998 122,653 181,601,623 4,852,373
EXPENSES:
Advisory fees (Note 4) 160,722 1,538,083 18,135 20,674,227 635,517
Management Services fees (Note 4) 21,430 205,078 2,418 2,756,563 84,736
Professional fees 23,266 27,819 22,297 53,233 22,890
Administration fees (Note 5) 45,332 92,104 43,426 277,942 63,777
Custodian fees (Note 6) 3,456 16,836 2,297 160,265 10,581
Printing and Shareholder reports 2,258 21,338 1,826 165,914 8,353
Listing, Data and related fees (Note 7) 9,931 90,316 10,826 1,869,928 95,945
Trustees fees and expenses (Note 8) 388 3,687 44 49,649 1,513
Compliance services fees (Note 4) 115 1,035 14 14,785 432
Other fees 932 7,071 1,922 5,437 5,492
Total Gross Expenses before fees waived and/or
reimbursed
267,830 2,003,367 103,205 26,027,943 929,236
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (64,257) (55,229) (80,234) — (124,181)
Total Net Expenses
203,573 1,948,138 22,971 26,027,943 805,055
Net Investment Income (Loss)
520,920 8,001,860 99,682 155,573,680 4,047,318
NET REALIZED GAIN (LOSS) FROM:
Transactions in unaffiliated investment securities — (76) — 43,303 (390)
Transactions in affiliated investment securities — — — 3,038 —
Payment from Advisor 4,838 56,445 — 771,883 22,483
Expiration or closing of futures contracts (24,471) (3,813,826) (62,394) (85,088,386) (2,359,733)
Expiration or closing of non-exchange traded swap
agreements 1,039,893 (57,784,782) (2,390,151) (2,513,744,886) (58,563,796)
Net realized gain (loss)
1,020,260 (61,542,239) (2,452,545) (2,598,015,048) (60,901,436)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Unaffiliated investment securities (337) (27,487) (265) (573,388) (5,959)
Affiliated investment securities 9,600 112,000 — 1,346,400 45,500
Futures contracts (721) (1,525,004) (10,828) (26,505,721) (832,244)
Non-exchange traded swap agreements (3,565,190) (45,520,567) 704,564 (417,266,819) (29,518,240)
Change in net unrealized appreciation/depreciation
(3,556,648) (46,961,058) 693,471 (442,999,528) (30,310,943)
Net realized and unrealized gain (loss)
(2,536,388) (108,503,297) (1,759,074) (3,041,014,576) (91,212,379)
Change in Net Assets Resulting from Operations
$ (2,015,468) $ (100,501,437) $ (1,659,392) $ (2,885,440,896) $ (87,165,061)

STATEMENTS OF OPERATIONS :: FOR THE YEAR ENDED MAY 31, 2026 :: 273
PROSHARES TRUST
See accompanying notes to the financial statements
UltraPro Short
S&P500
®
UltraShort 7-10
Year Treasury
UltraShort 20+
Year Treasury
UltraShort
Consumer
Discretionary
UltraShort
Consumer
Staples
Year Ended
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
INVESTMENT INCOME:
Dividends from affiliated securities $ 2,833,549 $ 69,320 $ 1,764,391 $ — $ —
Interest 27,350,582 398,302 8,422,641 165,527 62,600
Total Investment Income
30,184,131 467,622 10,187,032 165,527 62,600
EXPENSES:
Advisory fees (Note 4) 3,836,123 91,292 2,095,389 27,772 13,300
Management Services fees (Note 4) 511,483 12,172 279,385 3,703 1,773
Professional fees 30,404 22,374 24,929 22,307 22,288
Administration fees (Note 5) 140,346 45,326 108,388 43,426 43,425
Custodian fees (Note 6) 37,068 2,595 16,266 346 172
Printing and Shareholder reports 39,505 2,413 21,010 1,660 866
Listing, Data and related fees (Note 7) 10,136 9,238 29,235 9,441 8,861
Trustees fees and expenses (Note 8) 9,309 220 5,040 67 33
Compliance services fees (Note 4) 2,714 66 1,506 21 9
Other fees 6,466 687 7,220 1,757 580
Total Gross Expenses before fees waived and/or
reimbursed
4,623,554 186,383 2,588,368 110,500 91,307
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) — (70,750) — (75,207) (74,455)
Expenses waived by custodian (Note 6) — — — (110) —
Total Net Expenses
4,623,554 115,633 2,588,368 35,183 16,852
Net Investment Income (Loss)
25,560,577 351,989 7,598,664 130,344 45,748
NET REALIZED GAIN (LOSS) FROM:
Transactions in unaffiliated investment securities 6,739 — — — —
Transactions in affiliated investment securities (10,031) — — — —
Payment from Advisor 129,595 3,225 82,055 — —
Expiration or closing of futures contracts (11,270,273) (1,305) (179,767) — —
Expiration or closing of non-exchange traded swap
agreements (328,167,124) (768,576) 4,583,845 (1,801,554) (10,661)
Net realized gain (loss)
(339,311,094) (766,656) 4,486,133 (1,801,554) (10,661)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Unaffiliated investment securities (82,222) (298) (31,193) (166) —
Affiliated investment securities 216,500 6,400 164,500 — —
Futures contracts (3,654,715) 642 (31,708) — —
Non-exchange traded swap agreements (25,671,365) 456,843 (19,232,691) 262,796 298,119
Change in net unrealized appreciation/depreciation
(29,191,802) 463,587 (19,131,092) 262,630 298,119
Net realized and unrealized gain (loss)
(368,502,896) (303,069) (14,644,959) (1,538,924) 287,458
Change in Net Assets Resulting from Operations
$ (342,942,319) $ 48,920 $ (7,046,295) $ (1,408,580) $ 333,206

274 :: FOR THE YEAR ENDED MAY 31, 2026 :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
UltraShort
Dow30
SM
UltraShort
Energy
UltraShort
Financials
UltraShort FTSE
China 50
UltraShort FTSE
Europe
Year Ended
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
INVESTMENT INCOME:
Dividends from affiliated securities $ 289,834 $ 12,554 $ 8,787 $ — $ 6,277
Interest 1,885,203 580,235 572,225 249,938 707,997
Total Investment Income
2,175,037 592,789 581,012 249,938 714,274
EXPENSES:
Advisory fees (Note 4) 392,143 108,586 91,599 45,895 110,830
Management Services fees (Note 4) 52,286 14,478 12,213 6,119 14,777
Professional fees 22,688 22,405 22,364 30,266 29,013
Administration fees (Note 5) 53,958 43,426 43,427 43,428 43,428
Custodian fees (Note 6) 5,284 893 1,013 418 1,011
Printing and Shareholder reports 10,008 2,647 5,030 2,695 3,496
Listing, Data and related fees (Note 7) 29,311 12,674 11,993 14,134 12,723
Trustees fees and expenses (Note 8) 940 266 220 108 275
Compliance services fees (Note 4) 272 77 63 28 81
Other fees 1,852 1,922 566 1,564 898
Total Gross Expenses before fees waived and/or
reimbursed
568,742 207,374 188,488 144,655 216,532
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (72,069) (69,814) (72,503) (86,518) (76,127)
Total Net Expenses
496,673 137,560 115,985 58,137 140,405
Net Investment Income (Loss)
1,678,364 455,229 465,027 191,801 573,869
NET REALIZED GAIN (LOSS) FROM:
Payment from Advisor 13,519 617 432 — 309
Expiration or closing of futures contracts (511,724) — — — —
Expiration or closing of non-exchange traded swap
agreements (5,332,434) 1,058,298 (4,321,909) (911,998) (3,938,558)
Net realized gain (loss)
(5,830,639) 1,058,915 (4,321,477) (911,998) (3,938,249)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Unaffiliated investment securities (4,401) (397) (556) (337) (880)
Affiliated investment securities 28,600 3,000 2,100 — 1,500
Futures contracts (558,232) — — — —
Non-exchange traded swap agreements (11,656,404) (7,416,643) 3,107,132 259,170 (2,892,534)
Change in net unrealized appreciation/depreciation
(12,190,437) (7,414,040) 3,108,676 258,833 (2,891,914)
Net realized and unrealized gain (loss)
(18,021,076) (6,355,125) (1,212,801) (653,165) (6,830,163)
Change in Net Assets Resulting from Operations
$ (16,342,712) $ (5,899,896) $ (747,774) $ (461,364) $ (6,256,294)

STATEMENTS OF OPERATIONS :: FOR THE YEAR ENDED MAY 31, 2026 :: 275
PROSHARES TRUST
See accompanying notes to the financial statements
UltraShort Health
Care
UltraShort
Industrials
UltraShort
Materials
UltraShort
MidCap400
UltraShort MSCI
Brazil Capped
Year Ended
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
INVESTMENT INCOME:
Interest $ 69,545 $ 117,021 $ 56,898 $ 53,969 $ 276,821
Total Investment Income
69,545 117,021 56,898 53,969 276,821
EXPENSES:
Advisory fees (Note 4) 15,516 19,797 10,039 7,173 36,829
Management Services fees (Note 4) 2,069 2,640 1,339 956 4,911
Professional fees 22,296 22,294 22,286 22,284 29,798
Administration fees (Note 5) 43,425 43,426 43,427 43,425 43,429
Custodian fees (Note 6) 242 350 131 65 553
Printing and Shareholder reports 720 1,016 1,523 1,285 2,025
Listing, Data and related fees (Note 7) 8,949 9,122 8,730 10,752 14,169
Trustees fees and expenses (Note 8) 39 47 25 17 90
Compliance services fees (Note 4) 12 14 7 6 31
Other fees 524 2,004 540 447 1,436
Total Gross Expenses before fees waived and/or
reimbursed
93,792 100,710 88,047 86,410 133,271
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (74,140) (75,631) (75,233) (77,323) (86,620)
Expenses waived by custodian (Note 6) — — (70) — —
Total Net Expenses
19,652 25,079 12,744 9,087 46,651
Net Investment Income (Loss)
49,893 91,942 44,154 44,882 230,170
NET REALIZED GAIN (LOSS) FROM:
Expiration or closing of non-exchange traded swap
agreements 96,515 (633,617) (33,096) (416,977) (887,831)
Net realized gain (loss)
96,515 (633,617) (33,096) (416,977) (887,831)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Unaffiliated investment securities — (55) (15) — (513)
Non-exchange traded swap agreements (443,881) (70,002) (402,523) (41,059) (2,770,151)
Change in net unrealized appreciation/depreciation
(443,881) (70,057) (402,538) (41,059) (2,770,664)
Net realized and unrealized gain (loss)
(347,366) (703,674) (435,634) (458,036) (3,658,495)
Change in Net Assets Resulting from Operations
$ (297,473) $ (611,732) $ (391,480) $ (413,154) $ (3,428,325)

276 :: FOR THE YEAR ENDED MAY 31, 2026 :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
UltraShort MSCI
EAFE
UltraShort
MSCI Emerging
Markets
UltraShort MSCI
Japan
UltraShort
Nasdaq
Biotechnology UltraShort QQQ
®
Year Ended
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
INVESTMENT INCOME:
Dividends from affiliated securities $ — $ 2,511 $ — $ — $ 1,969,906
Interest 58,597 216,166 276,958 120,200 13,539,084
Total Investment Income
58,597 218,677 276,958 120,200 15,508,990
EXPENSES:
Advisory fees (Note 4) 8,332 34,796 45,757 18,893 2,103,919
Management Services fees (Note 4) 1,111 4,639 6,101 2,519 280,523
Professional fees 28,306 28,398 27,677 22,302 28,969
Administration fees (Note 5) 43,426 43,425 43,424 43,426 106,369
Custodian fees (Note 6) 66 514 460 223 23,674
Printing and Shareholder reports 1,293 1,939 2,175 1,793 22,756
Listing, Data and related fees (Note 7) 9,647 12,010 12,814 8,179 196,652
Trustees fees and expenses (Note 8) 21 91 106 46 5,050
Compliance services fees (Note 4) 6 26 30 14 1,472
Other fees 410 1,687 664 980 6,981
Total Gross Expenses before fees waived and/or
reimbursed
92,618 127,525 139,208 98,375 2,776,365
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (82,064) (83,453) (81,251) (74,445) (111,439)
Total Net Expenses
10,554 44,072 57,957 23,930 2,664,926
Net Investment Income (Loss)
48,043 174,605 219,001 96,270 12,844,064
NET REALIZED GAIN (LOSS) FROM:
Transactions in unaffiliated investment securities — — — — (1,694)
Transactions in affiliated investment securities — — — — 47,175
Payment from Advisor — 123 — — 93,246
Expiration or closing of futures contracts — — — — (5,759,116)
Expiration or closing of non-exchange traded swap
agreements (273,323) (1,531,596) (854,649) (1,038,921) (124,891,364)
Net realized gain (loss)
(273,323) (1,531,473) (854,649) (1,038,921) (130,511,753)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Unaffiliated investment securities (66) (170) — (9) (38,467)
Affiliated investment securities — 600 — — 165,500
Futures contracts — — — — (4,540,521)
Non-exchange traded swap agreements (271,937) (5,008,110) (2,329,478) (1,078,589) (64,923,061)
Change in net unrealized appreciation/depreciation
(272,003) (5,007,680) (2,329,478) (1,078,598) (69,336,549)
Net realized and unrealized gain (loss)
(545,326) (6,539,153) (3,184,127) (2,117,519) (199,848,302)
Change in Net Assets Resulting from Operations
$ (497,283) $ (6,364,548) $ (2,965,126) $ (2,021,249) $ (187,004,238)

STATEMENTS OF OPERATIONS :: FOR THE YEAR ENDED MAY 31, 2026 :: 277
PROSHARES TRUST
See accompanying notes to the financial statements
UltraShort QQQ
Mega
UltraShort Real
Estate
UltraShort
Russell2000
UltraShort
S&P500
®
UltraShort
Semiconductors
June 10, 2025
*
through
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
INVESTMENT INCOME:
Dividends from affiliated securities $ — $ 103,980 $ 255,174 $ 3,057,809 $ 99,204
Interest 89,289 708,324 1,839,362 19,285,699 904,416
Total Investment Income
89,289 812,304 2,094,536 22,343,508 1,003,620
EXPENSES:
Advisory fees (Note 4) 16,165 152,874 332,654 3,216,302 141,922
Management Services fees (Note 4) 2,155 20,383 44,354 428,840 18,923
Professional fees 22,199 22,418 23,527 25,996 22,426
Administration fees (Note 5) 17,961 43,426 48,647 129,121 43,526
Custodian fees (Note 6) 151 1,282 4,893 30,852 1,735
Printing and Shareholder reports 491 6,827 6,456 39,954 2,629
Listing, Data and related fees (Note 7) 6,316 14,443 54,333 10,752 15,874
Trustees fees and expenses (Note 8) 42 368 805 7,710 327
Compliance services fees (Note 4) 12 103 233 2,250 92
Other fees 538 864 2,589 18,346 3,582
Total Gross Expenses before fees waived and/or
reimbursed
66,030 262,988 518,491 3,910,123 251,036
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (45,555) (69,335) (97,130) — (71,280)
Total Net Expenses
20,475 193,653 421,361 3,910,123 179,756
Net Investment Income (Loss)
68,814 618,651 1,673,175 18,433,385 823,864
NET REALIZED GAIN (LOSS) FROM:
Transactions in unaffiliated investment securities — — — (216) 85
Transactions in affiliated investment securities — — — (6,250) —
Payment from Advisor — 4,838 11,906 138,852 4,649
Expiration or closing of futures contracts — — (1,549,021) (10,111,289) —
Expiration or closing of non-exchange traded swap
agreements (1,129,863) (2,218,238) (17,091,685) (125,825,011) (15,993,285)
Net realized gain (loss)
(1,129,863) (2,213,400) (18,628,800) (135,803,914) (15,988,551)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Unaffiliated investment securities — (599) (5,377) (51,760) (760)
Affiliated investment securities — 9,600 25,400 221,250 11,000
Futures contracts — — (562,690) (3,106,310) —
Non-exchange traded swap agreements (711,629) (573,957) (13,389,224) (86,738,532) (18,556,571)
Change in net unrealized appreciation/depreciation
(711,629) (564,956) (13,931,891) (89,675,352) (18,546,331)
Net realized and unrealized gain (loss)
(1,841,492) (2,778,356) (32,560,691) (225,479,266) (34,534,882)
Change in Net Assets Resulting from Operations
$ (1,772,678) $ (2,159,705) $ (30,887,516) $ (207,045,881) $ (33,711,018)
* Commencement of investment operations.

278 :: FOR THE YEAR ENDED MAY 31, 2026 :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
UltraShort
SmallCap600
UltraShort
Technology
UltraShort
Utilities
Year Ended
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
INVESTMENT INCOME:
Interest $ 86,425 $ 239,964 $ 154,576
Total Investment Income
86,425 239,964 154,576
EXPENSES:
Advisory fees (Note 4) 12,553 30,000 26,668
Management Services fees (Note 4) 1,674 4,000 3,556
Professional fees 22,291 22,307 22,307
Administration fees (Note 5) 43,426 43,426 43,424
Custodian fees (Note 6) 119 490 249
Printing and Shareholder reports 1,062 1,853 1,239
Listing, Data and related fees (Note 7) 10,827 9,531 9,392
Trustees fees and expenses (Note 8) 31 71 63
Compliance services fees (Note 4) 10 21 18
Other fees 482 1,844 494
Total Gross Expenses before fees waived and/or reimbursed
92,475 113,543 107,410
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4) (76,574) (75,548) (73,627)
Total Net Expenses
15,901 37,995 33,783
Net Investment Income (Loss)
70,524 201,969 120,793
NET REALIZED GAIN (LOSS) FROM:
Expiration or closing of non-exchange traded swap agreements (611,886) (1,423,696) (212,595)
Net realized gain (loss)
(611,886) (1,423,696) (212,595)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Unaffiliated investment securities (55) (209) —
Non-exchange traded swap agreements (509,808) (2,632,656) (108,104)
Change in net unrealized appreciation/depreciation
(509,863) (2,632,865) (108,104)
Net realized and unrealized gain (loss)
(1,121,749) (4,056,561) (320,699)
Change in Net Assets Resulting from Operations
$ (1,051,225) $ (3,854,592) $ (199,906)

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 279
PROSHARES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

280 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Short 7-10 Year Treasury Short 20+ Year Treasury Short Dow30
SM
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 387,359 $ 477,032 $ 2,134,894 $ 2,899,537 $ 3,778,614 $ 6,490,077
Net realized gain (loss) (241,807) 86,335 102,957 407,351 (7,456,725) (36,724,929)
Change in net unrealized
appreciation/depreciation 131,877 (363,549) (1,920,719) (213,025) (14,565,683) 20,170,604
Change in net assets resulting
from operations 277,429 199,818 317,132 3,093,863 (18,243,794) (10,064,248)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(551,813) (1,419,290) (2,149,768) (3,391,211) (3,986,804) (7,574,068)
Total distributions (551,813) (1,419,290) (2,149,768) (3,391,211) (3,986,804) (7,574,068)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 26,733,126 27,546,105 101,683,197 83,779,641 258,310,344 158,888,722
Cost of shares redeemed (22,311,253) (33,721,765) (59,029,583) (94,109,566) (265,913,320) (188,916,722)
Change in net assets resulting
from capital transactions
4,421,873 (6,175,660) 42,653,614 (10,329,925) (7,602,976) (30,028,000)
Change in net assets 4,147,489 (7,395,132) 40,820,978 (10,627,273) (29,833,574) (47,666,316)
NET ASSETS:
Beginning of period $ 12,171,469 $ 19,566,601 $ 88,053,694 $ 98,680,967 $ 134,087,857 $ 181,754,173
End of period $ 16,318,958 $ 12,171,469 $ 128,874,672 $ 88,053,694 $ 104,254,283 $ 134,087,857
SHARE TRANSACTIONS:
Beginning of period 425,000 650,000 3,540,000 4,050,000 5,023,755 6,173,755
Issued 950,000 925,000 4,150,000 3,530,000 10,850,000 5,800,000
Issued in-kind — — — — — —
Redeemed (800,000) (1,150,000) (2,440,000) (4,040,000) (11,200,000) (6,950,000)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 575,000 425,000 5,250,000 3,540,000 4,673,755 5,023,755
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 281
PROSHARES TRUST
See accompanying notes to the financial statements.
`
Short Financials Short FTSE China 50 Short High Yield
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 370,686 $ 528,935 $ 103,425 $ 184,943 $ 2,324,664 $ 3,775,844
Net realized gain (loss) (1,904,832) (4,053,821) (823,427) (1,181,636) (6,154,464) (16,044,881)
Change in net unrealized
appreciation/depreciation 1,338,015 1,270,430 686,295 (727,339) 1,905,682 7,988,190
Change in net assets resulting
from operations (196,131) (2,254,456) (33,707) (1,724,032) (1,924,118) (4,280,847)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(354,497) (609,310) (103,497) (202,944) (2,549,404) (4,081,405)
Total distributions (354,497) (609,310) (103,497) (202,944) (2,549,404) (4,081,405)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 15,080,670 15,917,756 3,973,572 2,825,996 135,579,762 130,120,862
Cost of shares redeemed (9,756,882) (14,175,507) (2,505,702) (4,462,344) (165,114,098) (116,080,861)
Change in net assets resulting
from capital transactions
5,323,788 1,742,249 1,467,870 (1,636,348) (29,534,336) 14,040,001
Change in net assets 4,773,160 (1,121,517) 1,330,666 (3,563,324) (34,007,858) 5,677,749
NET ASSETS:
Beginning of period $ 10,630,445 $ 11,751,962 $ 3,239,126 $ 6,802,450 $ 100,512,772 $ 94,835,023
End of period $ 15,403,605 $ 10,630,445 $ 4,569,792 $ 3,239,126 $ 66,504,914 $ 100,512,772
SHARE TRANSACTIONS:
Beginning of period 318,668 281,213 140,000
(b)
200,000
(b)
6,300,000 5,500,000
Issued 450,000 425,000 190,000
(b)
110,000
(b)
8,750,000 7,950,000
Issued in-kind — — — — — —
Redeemed (300,000) (387,545) (125,026)
(b)
(170,000)
(b)
(10,700,000) (7,150,000)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 468,668 318,668 204,974 140,000
(b)
4,350,000 6,300,000
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) Share amounts have been restated on a retroactive basis to reflect share splits and reverse share splits, as applicable. See Note 13.

282 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Short MidCap400 Short MSCI EAFE Short MSCI Emerging Markets
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 137,911 $ 249,472 $ 373,118 $ 880,243 $ 368,747 $ 467,779
Net realized gain (loss) (41,358) (1,594,360) (160,576) (8,852,329) (516,451) (1,914,317)
Change in net unrealized
appreciation/depreciation (834,551) 1,038,883 (2,807,265) 5,687,605 (4,728,841) 308,227
Change in net assets resulting
from operations (737,998) (306,005) (2,594,723) (2,284,481) (4,876,545) (1,138,311)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(153,531) (263,640) (327,639) (1,038,277) (352,321) (525,185)
Total distributions (153,531) (263,640) (327,639) (1,038,277) (352,321) (525,185)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 1,335,699 18,790,817 38,823,487 68,220,153 38,253,894 10,379,897
Cost of shares redeemed (3,545,203) (17,932,706) (36,092,749) (73,436,635) (39,026,847) (7,754,737)
Change in net assets resulting
from capital transactions
(2,209,504) 858,111 2,730,738 (5,216,482) (772,953) 2,625,160
Change in net assets (3,101,033) 288,466 (191,624) (8,539,240) (6,001,819) 961,664
NET ASSETS:
Beginning of period $ 5,730,939 $ 5,442,473 $ 12,168,163 $ 20,707,403 $ 16,212,589 $ 15,250,925
End of period $ 2,629,906 $ 5,730,939 $ 11,976,539 $ 12,168,163 $ 10,210,770 $ 16,212,589
SHARE TRANSACTIONS:
Beginning of period 293,667 268,667 427,500
(b)
637,500
(b)
654,974 550,000
Issued 75,000 925,000 1,550,000
(b)
2,070,000
(b)
1,980,000 400,000
Issued in-kind — — — — — —
Redeemed (200,000) (900,000) (1,465,000)
(b)
(2,280,000)
(b)
(1,990,000) (295,026)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 168,667 293,667 512,500 427,500
(b)
644,974 654,974
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) Share amounts have been restated on a retroactive basis to reflect share splits and reverse share splits, as applicable. See Note 13.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 283
PROSHARES TRUST
See accompanying notes to the financial statements.
Short QQQ
®
Short Real Estate Short Russell2000
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 22,012,012 $ 30,660,573 $ 331,414 $ 614,103 $ 4,745,030 $ 7,435,051
Net realized gain (loss) (160,013,708) (228,099,660) (286,156) (5,937,172) (20,652,432) (31,858,634)
Change in net unrealized
appreciation/depreciation (56,797,435) 101,291,024 (463,936) 3,770,660 (35,334,461) 23,579,238
Change in net assets resulting
from operations (194,799,131) (96,148,063) (418,678) (1,552,409) (51,241,863) (844,345)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(22,796,491) (33,578,060) (346,469) (768,801) (5,151,397) (8,125,970)
Total distributions (22,796,491) (33,578,060) (346,469) (768,801) (5,151,397) (8,125,970)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 3,128,554,689 1,946,575,139 2,993,203 3,361,558 998,457,494 582,232,336
Cost of shares redeemed (2,846,782,038) (1,812,882,564) (2,789,974) (7,559,234) (1,004,997,240) (560,670,256)
Change in net assets resulting
from capital transactions
281,772,651 133,692,575 203,229 (4,197,676) (6,539,746) 21,562,080
Change in net assets 64,177,029 3,966,452 (561,918) (6,518,886) (62,933,006) 12,591,765
NET ASSETS:
Beginning of period $ 573,773,462 $ 569,807,010 $ 11,443,271 $ 17,962,157 $ 180,096,293 $ 167,504,528
End of period $ 637,950,491 $ 573,773,462 $ 10,881,353 $ 11,443,271 $ 117,163,287 $ 180,096,293
SHARE TRANSACTIONS:
Beginning of period 15,922,179 13,072,179 674,888 924,888 9,016,642 8,066,642
Issued 103,400,000 48,600,000 180,000 185,000 61,450,000 29,450,000
Issued in-kind — — — — — —
Redeemed (94,100,000) (45,750,000) (170,000) (435,000) (62,050,000) (28,500,000)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 25,222,179 15,922,179 684,888 674,888 8,416,642 9,016,642
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

284 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Short S&P500
®
Short SmallCap600 Ultra 7-10 Year Treasury
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 40,334,956 $ 49,647,213 $ 153,816 $ 238,603 $ 639,315 $ 997,741
Net realized gain (loss) (160,967,584) (345,132,671) (678,750) (1,990,911) (674,285) (1,349,725)
Change in net unrealized
appreciation/depreciation (113,293,047) 155,704,357 (728,578) 1,577,149 (358,665) (558,856)
Change in net assets resulting
from operations (233,925,675) (139,781,101) (1,253,512) (175,159) (393,635) (910,840)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(42,390,018) (52,876,899) (156,034) (265,107) (721,049) (963,827)
Total distributions (42,390,018) (52,876,899) (156,034) (265,107) (721,049) (963,827)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 4,366,602,580 4,516,671,288 2,956,165 9,246,693 93,144,556 91,683,722
Cost of shares redeemed (4,441,332,212) (3,962,579,736) (2,876,622) (9,809,326) (100,514,333) (84,706,533)
Change in net assets resulting
from capital transactions
(74,729,632) 554,091,552 79,543 (562,633) (7,369,777) 6,977,189
Change in net assets (351,045,325) 361,433,552 (1,330,003) (1,002,899) (8,484,461) 5,102,522
NET ASSETS:
Beginning of period $ 1,349,268,726 $ 987,835,174 $ 4,946,709 $ 5,949,608 $ 24,007,974 $ 18,905,452
End of period $ 998,223,401 $ 1,349,268,726 $ 3,616,706 $ 4,946,709 $ 15,523,513 $ 24,007,974
SHARE TRANSACTIONS:
Beginning of period 32,213,420 20,676,457 156,841
(b)
186,841
(b)
565,000 455,000
Issued 119,225,000 100,956,249 105,000
(b)
300,000
(b)
2,100,000 2,050,000
Issued in-kind — — — — — —
Redeemed (121,075,000) (89,419,286) (110,000)
(b)
(330,000)
(b)
(2,300,000) (1,940,000)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 30,363,420 32,213,420 151,841 156,841
(b)
365,000 565,000
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) Share amounts have been restated on a retroactive basis to reflect share splits and reverse share splits, as applicable. See Note 13.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 285
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra 20+ Year Treasury Ultra Communication Services Ultra Consumer Discretionary
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 2,986,566 $ 4,699,946 $ 113,751 $ 27,201 $ 165,688 $ 94,504
Net realized gain (loss) (9,796,943) (11,856,134) 2,126,060 1,352,619 1,586,244 5,527,899
Change in net unrealized
appreciation/depreciation 10,170,079 (5,159,304) 628,745 (865,777) 671,561 (3,249,718)
Change in net assets resulting
from operations 3,359,702 (12,315,492) 2,868,556 514,043 2,423,493 2,372,685
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(3,625,778) (4,570,653) (111,751) (23,205) (166,641) (76,526)
Total distributions (3,625,778) (4,570,653) (111,751) (23,205) (166,641) (76,526)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 100,449,210 192,673,913 13,733,160 10,124,836 7,344,797 6,677,740
Cost of shares redeemed (171,136,151) (132,598,013) (16,347,786) (5,975,583) (11,894,250) (8,356,504)
Change in net assets resulting
from capital transactions
(70,686,941) 60,075,900 (2,614,626) 4,149,253 (4,549,453) (1,678,764)
Change in net assets (70,953,017) 43,189,755 142,179 4,640,091 (2,292,601) 617,395
NET ASSETS:
Beginning of period $ 134,905,576 $ 91,715,821 $ 7,853,342 $ 3,213,251 $ 13,873,530 $ 13,256,135
End of period $ 63,952,559 $ 134,905,576 $ 7,995,521 $ 7,853,342 $ 11,580,929 $ 13,873,530
SHARE TRANSACTIONS:
Beginning of period 8,250,000 4,950,000 360,000
(b)
200,000
(b)
315,000 395,000
Issued 6,025,000 10,900,000 280,000
(b)
320,000
(b)
40,000 100,000
Issued in-kind — — 260,000
(b)
160,000
(b)
110,000 50,000
Redeemed (10,300,000) (7,600,000) (80,000)
(b)
(320,000)
(b)
— —
Redemption in-kind — — (520,000)
(b)
— (240,000) (230,000)
Shares outstanding, end of
period 3,975,000 8,250,000 300,000 360,000
(b)
225,000 315,000
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) Share amounts have been restated on a retroactive basis to reflect share splits and reverse share splits, as applicable. See Note 13.

286 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra Consumer Staples
Ultra Copper K-1
Free ETF Ultra Dow30
SM
Year Ended May
31, 2026
Year Ended May
31, 2025
April 20, 2026*
through May 31,
2026
Year Ended May
31, 2026
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 215,163 $ 162,487 $ 6,957 $ 4,848,623 $ 4,210,707
Net realized gain (loss) 545,876 1,632,507 — 118,176,190 62,222,720
Change in net unrealized appreciation/
depreciation (742,527) (626,173) 564,755 30,365,754 (23,449,954)
Change in net assets resulting from
operations 18,512 1,168,821 571,712 153,390,567 42,983,473
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(195,053) (153,819) — (4,851,618) (4,412,971)
Total distributions (195,053) (153,819) — (4,851,618) (4,412,971)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 23,363,570 27,780,538 7,173,351 324,938,757 152,305,774
Cost of shares redeemed (21,575,271) (26,515,927) (446,511) (349,090,790) (175,857,766)
Change in net assets resulting from capital
transactions
1,788,299 1,264,611 6,726,840 (24,152,033) (23,551,992)
Change in net assets 1,611,758 2,279,613 7,298,552 124,386,916 15,018,510
NET ASSETS:
Beginning of period $ 10,095,188 $ 7,815,575 $ — $ 398,968,514 $ 383,950,004
End of period $ 11,706,946 $ 10,095,188 $ 7,298,552 $ 523,355,430 $ 398,968,514
SHARE TRANSACTIONS:
Beginning of period 520,000 440,000 — 8,800,000
(b)
9,400,000
(b)
Issued 360,000 420,000 180,001 3,400,000
(b)
2,700,000
(b)
Issued in-kind 900,000 1,080,000 — 2,500,000
(b)
600,000
(b)
Redeemed — — (10,000) — —
Redemption in-kind (1,150,000) (1,420,000) — (6,350,000)
(b)
(3,900,000)
(b)
Shares outstanding, end of period 630,000 520,000 170,001 8,350,000 8,800,000
(b)
* Commencement of investment operations.
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) Share amounts have been restated on a retroactive basis to reflect share splits and reverse share splits, as applicable. See Note 13.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 287
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra Energy Ultra Financials Ultra FTSE China 50
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 1,534,403 $ 2,436,071 $ 8,591,537 $ 6,854,551 $ 337,997 $ 580,740
Net realized gain (loss) 20,738,752 (5,908,451) 159,101,526 227,169,130 691,249 675,459
Change in net unrealized
appreciation/depreciation 26,050,130 (23,332,779) (153,593,989) 14,581,668 (1,375,456) 2,873,449
Change in net assets resulting
from operations 48,323,285 (26,805,159) 14,099,074 248,605,349 (346,210) 4,129,648
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(1,722,131) (2,715,216) (170,868,858) (6,510,205) (374,378) (547,201)
Total distributions (1,722,131) (2,715,216) (170,868,858) (6,510,205) (374,378) (547,201)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 19,009,652 15,141,211 1,285,524,367 4,529,052 5,873,159 13,692,722
Cost of shares redeemed (55,727,789) (39,784,389) (1,275,024,953) (90,076,262) (9,687,025) (13,133,943)
Change in net assets resulting
from capital transactions
(36,718,137) (24,643,178) 10,499,414 (85,547,210) (3,813,866) 558,779
Change in net assets 9,883,017 (54,163,553) (146,270,370) 156,547,934 (4,534,454) 4,141,226
NET ASSETS:
Beginning of period $ 64,733,834 $ 118,897,387 $ 837,185,962 $ 680,638,028 $ 14,700,915 $ 10,559,689
End of period $ 74,616,851 $ 64,733,834 $ 690,915,592 $ 837,185,962 $ 10,166,461 $ 14,700,915
SHARE TRANSACTIONS:
Beginning of period 2,102,944 2,702,944 9,257,750 10,357,750 655,000 675,000
Issued 100,000 50,000 12,525,000 50,000 200,000 660,000
Issued in-kind 400,000 350,000 575,000 — — —
Redeemed (150,000) (100,000) (6,125,000) (200,000) (370,000) (680,000)
Redemption in-kind (1,100,000) (900,000) (7,500,000) (950,000) — —
Shares outstanding, end of
period 1,352,944 2,102,944 8,732,750 9,257,750 485,000 655,000
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

288 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra FTSE Europe Ultra Health Care Ultra High Yield
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 199,630 $ 123,747 $ 1,154,427 $ 1,028,242 $ 278,058 $ 351,051
Net realized gain (loss) 2,539,110 245,237 (293,238) 7,678,769 444,333 1,781,929
Change in net unrealized
appreciation/depreciation 61,513 305,863 12,028,405 (25,030,288) 251,825 (1,754,625)
Change in net assets resulting
from operations 2,800,253 674,847 12,889,594 (16,323,277) 974,216 378,355
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(331,765) (109,707) (1,228,783) (991,561) (282,216) (377,761)
Total distributions (331,765) (109,707) (1,228,783) (991,561) (282,216) (377,761)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 12,014,754 8,074,182 6,468,587 5,554,960 125,714,758 131,804,233
Cost of shares redeemed (9,002,274) (4,860,131) (10,389,441) (10,846,494) (135,642,505) (121,416,627)
Change in net assets resulting
from capital transactions
3,012,480 3,214,051 (3,920,854) (5,291,534) (9,927,747) 10,387,606
Change in net assets 5,480,968 3,779,191 7,739,957 (22,606,372) (9,235,747) 10,388,200
NET ASSETS:
Beginning of period $ 8,800,272 $ 5,021,081 $ 64,340,788 $ 86,947,160 $ 17,916,793 $ 7,528,593
End of period $ 14,281,240 $ 8,800,272 $ 72,080,745 $ 64,340,788 $ 8,681,046 $ 17,916,793
SHARE TRANSACTIONS:
Beginning of period 115,000 75,000 1,630,000 1,760,000 240,000 110,000
Issued 130,000 120,000 40,000 40,000 1,610,000 1,810,000
Issued in-kind — — 90,000 70,000 — —
Redeemed (100,000) (80,000) (150,000) (80,000) (1,740,000) (1,680,000)
Redemption in-kind — — (80,000) (160,000) — —
Shares outstanding, end of
period 145,000 115,000 1,530,000 1,630,000 110,000 240,000
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 289
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra Industrials Ultra Materials Ultra MidCap400
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 165,402 $ 120,500 $ 479,633 $ 420,061 $ 1,215,895 $ 586,818
Net realized gain (loss) 2,132,212 7,669,914 3,450,444 2,306,264 16,264,570 28,251,166
Change in net unrealized
appreciation/depreciation 6,475,570 (3,391,825) 6,311,524 (9,735,315) 36,417,881 (38,117,256)
Change in net assets resulting
from operations 8,773,184 4,398,589 10,241,601 (7,008,990) 53,898,346 (9,279,272)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(212,716) (89,149) (510,040) (386,623) (1,201,301) (609,184)
Total distributions (212,716) (89,149) (510,040) (386,623) (1,201,301) (609,184)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 4,152,673 2,469,847 11,023,723 3,561,686 13,801,576 44,038,553
Cost of shares redeemed (6,948,687) (7,393,216) (13,630,885) (8,322,724) (39,603,943) (38,918,109)
Change in net assets resulting
from capital transactions
(2,796,014) (4,923,369) (2,607,162) (4,761,038) (25,802,367) 5,120,444
Change in net assets 5,764,454 (613,929) 7,124,399 (12,156,651) 26,894,678 (4,768,012)
NET ASSETS:
Beginning of period $ 22,687,732 $ 23,301,661 $ 32,902,232 $ 45,058,883 $ 132,866,275 $ 137,634,287
End of period $ 28,452,186 $ 22,687,732 $ 40,026,631 $ 32,902,232 $ 159,760,953 $ 132,866,275
SHARE TRANSACTIONS:
Beginning of period 560,000 710,000 1,435,000 1,625,000 2,225,000 2,125,000
Issued — 30,000 90,000 90,000 75,000 250,000
Issued in-kind 90,000 30,000 320,000 50,000 125,000 400,000
Redeemed — — — — — —
Redemption in-kind (140,000) (210,000) (520,000) (330,000) (575,000) (550,000)
Shares outstanding, end of
period 510,000 560,000 1,325,000 1,435,000 1,850,000 2,225,000
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

290 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra MSCI Brazil Capped Ultra MSCI EAFE Ultra MSCI Emerging Markets
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 63,286 $ 104,813 $ 452,487 $ 201,938 $ 632,687 $ 592,149
Net realized gain (loss) 799,988 (1,462,337) 175,958 2,266,697 8,903,811 (528,259)
Change in net unrealized
appreciation/depreciation 446,208 1,212,137 6,387,301 (684,277) 14,500,150 1,035,381
Change in net assets resulting
from operations 1,309,482 (145,387) 7,015,746 1,784,358 24,036,648 1,099,271
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(68,222) (121,405) (419,756) (180,307) (622,205) (574,575)
Total distributions (68,222) (121,405) (419,756) (180,307) (622,205) (574,575)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 3,105,058 1,057,820 19,467,031 6,275,338 75,803,440 40,581,941
Cost of shares redeemed (2,799,168) (1,762,370) (11,417,275) (3,758,217) (81,752,242) (31,298,812)
Change in net assets resulting
from capital transactions
305,890 (704,550) 8,049,756 2,517,121 (5,948,802) 9,283,129
Change in net assets 1,547,150 (971,342) 14,645,746 4,121,172 17,465,641 9,807,825
NET ASSETS:
Beginning of period $ 2,297,035 $ 3,268,377 $ 14,859,729 $ 10,738,557 $ 25,504,373 $ 15,696,548
End of period $ 3,844,185 $ 2,297,035 $ 29,505,475 $ 14,859,729 $ 42,970,014 $ 25,504,373
SHARE TRANSACTIONS:
Beginning of period 121,557 141,557 275,000 225,000 450,000 300,000
Issued 100,000 60,000 310,000 130,000 960,000 715,000
Issued in-kind — — — — — —
Redeemed (100,000) (80,000) (180,000) (80,000) (1,050,000) (565,000)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 121,557 121,557 405,000 275,000 360,000 450,000
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 291
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra MSCI Japan Ultra Nasdaq Biotechnology Ultra Nasdaq Cloud Computing
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 249,527 $ 122,005 $ 329,191 $ 772,284 $ 17,696 $ 7,329
Net realized gain (loss) 938,384 201,637 6,838,269 613,648 265,268 565,343
Change in net unrealized
appreciation/depreciation 908,479 (97,326) 34,643,864 (13,697,806) 1,043,588 (286,297)
Change in net assets resulting
from operations 2,096,390 226,316 41,811,324 (12,311,874) 1,326,552 286,375
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(215,871) (152,220) (499,398) (1,232,164) (14,086) (6,766)
Total distributions (215,871) (152,220) (499,398) (1,232,164) (14,086) (6,766)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 16,348,818 6,680,877 10,719,917 3,546,722 1,056,430 2,019,227
Cost of shares redeemed (10,352,404) (9,637,711) (22,680,199) (33,969,877) (1,357,717) (2,425,811)
Change in net assets resulting
from capital transactions
5,996,414 (2,956,834) (11,960,282) (30,423,155) (301,287) (406,584)
Change in net assets 7,876,933 (2,882,738) 29,351,644 (43,967,193) 1,011,179 (126,975)
NET ASSETS:
Beginning of period $ 6,388,822 $ 9,271,560 $ 44,300,168 $ 88,267,361 $ 2,594,196 $ 2,721,171
End of period $ 14,265,755 $ 6,388,822 $ 73,651,812 $ 44,300,168 $ 3,605,375 $ 2,594,196
SHARE TRANSACTIONS:
Beginning of period 150,000 230,000 1,030,000 1,575,000 85,001 125,001
Issued 260,000 170,000 — — 10,000 —
Issued in-kind — — 140,000 55,000 30,000 50,000
Redeemed (190,000) (250,000) — (60,000) — —
Redemption in-kind — — (300,000) (540,000) (40,000) (90,000)
Shares outstanding, end of
period 220,000 150,000 870,000 1,030,000 85,001 85,001
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

292 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra Nasdaq Cybersecurity
Ultra Palladium
K-1 Free ETF
Ultra Platinum K-1
Free ETF
Year Ended May
31, 2026
Year Ended May
31, 2025
April 20, 2026*
through May 31,
2026
April 20, 2026*
through May 31,
2026
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 104,005 $ 83,965 $ 5,279 $ 4,978
Net realized gain (loss) 389,761 1,004,220 — —
Change in net unrealized appreciation/depreciation 1,433,098 866,673 (1,135,899) (758,475)
Change in net assets resulting from operations 1,926,864 1,954,858 (1,130,620) (753,497)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(93,345) (95,403) — —
Total distributions (93,345) (95,403) — —
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 5,105,619 1,236,462 4,352,310 4,687,441
Cost of shares redeemed (4,619,384) (1,847,431) — —
Change in net assets resulting from capital transactions
486,235 (610,969) 4,352,310 4,687,441
Change in net assets 2,319,754 1,248,486 3,221,690 3,933,944
NET ASSETS:
Beginning of period $ 4,545,517 $ 3,297,031 $ — $ —
End of period $ 6,865,271 $ 4,545,517 $ 3,221,690 $ 3,933,944
SHARE TRANSACTIONS:
Beginning of period 80,001 90,001 — —
Issued 90,000 30,000 110,001 120,001
Issued in-kind — — — —
Redeemed (80,000) (40,000) — —
Redemption in-kind — — — —
Shares outstanding, end of period 90,001 80,001 110,001 120,001
* Commencement of investment operations.
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 293
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra QQQ
®
Ultra QQQ Mega Ultra QQQ Top 30
Year Ended May
31, 2026
Year Ended May
31, 2025
June 10, 2025*
through May 31,
2026
August 13, 2025*
through May 31,
2026
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 13,291,492 $ 18,022,703 $ 220,723 $ 41,250
Net realized gain (loss) 1,704,361,425 1,713,271,413 5,293,617 116,403
Change in net unrealized appreciation/depreciation 4,935,481,210 (643,721,666) 4,324,307 2,527,159
Change in net assets resulting from operations 6,653,134,127 1,087,572,450 9,838,647 2,684,812
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(17,345,824) (17,334,586) (182,366) (37,500)
Total distributions (17,345,824) (17,334,586) (182,366) (37,500)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 3,847,316,656 5,877,442,423 56,946,809 10,571,288
Cost of shares redeemed (3,689,943,771) (5,581,410,089) (36,514,272) (7,692,077)
Change in net assets resulting from capital transactions
157,372,885 296,032,334 20,432,537 2,879,211
Change in net assets 6,793,161,188 1,366,270,198 30,088,818 5,526,523
NET ASSETS:
Beginning of period $ 7,681,861,069 $ 6,315,590,871 $ — $ —
End of period $ 14,475,022,257 $ 7,681,861,069 $ 30,088,818 $ 5,526,523
SHARE TRANSACTIONS:
Beginning of period 146,500,000
(b)
141,900,000
(b)
— —
Issued 23,250,000
(b)
32,800,000
(b)
550,000 250,001
Issued in-kind 32,300,000
(b)
87,900,000
(b)
530,001 10,000
Redeemed — — (50,000) (30,000)
Redemption in-kind (55,050,000)
(b)
(116,100,000)
(b)
(590,000) (140,000)
Shares outstanding, end of period 147,000,000 146,500,000
(b)
440,001 90,001
* Commencement of investment operations.
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) Share amounts have been restated on a retroactive basis to reflect share splits and reverse share splits, as applicable. See Note 13.

294 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra Real Estate Ultra Russell2000 Ultra S&P500
®
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 1,302,964 $ 1,417,175 $ 2,639,123 $ 3,807,518 $ 53,469,929 $ 46,887,132
Net realized gain (loss) 1,872,842 8,116,229 64,035,328 (37,946,174) 1,596,173,379 1,289,269,183
Change in net unrealized
appreciation/depreciation 2,443,128 565,656 108,719,541 (44,894,365) 1,397,355,048 (563,634,571)
Change in net assets resulting
from operations 5,618,934 10,099,060 175,393,992 (79,033,021) 3,046,998,356 772,521,744
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(1,263,353) (1,589,051) (2,609,608) (4,355,255) (52,805,244) (46,786,481)
Total distributions (1,263,353) (1,589,051) (2,609,608) (4,355,255) (52,805,244) (46,786,481)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 5,063,735 14,963,272 187,971,108 538,735,457 5,185,756,243 4,405,610,657
Cost of shares redeemed (15,121,572) (19,358,286) (420,887,816) (351,120,036) (5,424,769,290) (4,618,193,533)
Change in net assets resulting
from capital transactions
(10,057,837) (4,395,014) (232,916,708) 187,615,421 (239,013,047) (212,582,876)
Change in net assets (5,702,256) 4,114,995 (60,132,324) 104,227,145 2,755,180,065 513,152,387
NET ASSETS:
Beginning of period $ 61,667,062 $ 57,552,067 $ 309,292,414 $ 205,065,269 $ 5,622,093,616 $ 5,108,941,229
End of period $ 55,964,806 $ 61,667,062 $ 249,160,090 $ 309,292,414 $ 8,377,273,681 $ 5,622,093,616
SHARE TRANSACTIONS:
Beginning of period 968,744 1,033,744 9,050,000 5,350,000 126,000,000
(b)
131,700,000
(b)
Issued 50,000 115,000 3,850,000 12,450,000 36,650,000
(b)
34,300,000
(b)
Issued in-kind 30,000 105,000 — — 55,000,000
(b)
67,000,000
(b)
Redeemed — — (7,150,000) (8,750,000) — —
Redemption in-kind (230,000) (285,000) (1,800,000) — (96,950,000)
(b)
(107,000,000)
(b)
Shares outstanding, end of
period 818,744 968,744 3,950,000 9,050,000 120,700,000 126,000,000
(b)
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) Share amounts have been restated on a retroactive basis to reflect share splits and reverse share splits, as applicable. See Note 13.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 295
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra S&P 500
Equal Weight Ultra Semiconductors Ultra SmallCap600
August 25, 2025*
through May 31,
2026
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 389,487 $ 8,417,631 $ 5,018,009 $ 298,617 $ 426,301
Net realized gain (loss) 1,997,603 1,091,008,122 361,897,727 3,802,795 19,593
Change in net unrealized appreciation/
depreciation 4,508,294 1,237,685,661 (416,468,613) 8,691,951 (5,825,186)
Change in net assets resulting from
operations 6,895,384 2,337,111,414 (49,552,877) 12,793,363 (5,379,292)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(300,380) (8,177,060) (2,058,641) (265,799) (493,691)
Total distributions (300,380) (8,177,060) (2,058,641) (265,799) (493,691)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 76,325,903 1,791,842,505 481,857,698 233,706 5,770,314
Cost of shares redeemed (52,637,111) (2,085,386,668) (427,137,040) (12,820,438) (5,585,180)
Change in net assets resulting from capital
transactions
23,688,792 (293,544,163) 54,720,658 (12,586,732) 185,134
Change in net assets 30,283,796 2,035,390,191 3,109,140 (59,168) (5,687,849)
NET ASSETS:
Beginning of period $ — $ 1,005,563,888 $ 1,002,454,748 $ 27,070,037 $ 32,757,886
End of period $ 30,283,796 $ 3,040,954,079 $ 1,005,563,888 $ 27,010,869 $ 27,070,037
SHARE TRANSACTIONS:
Beginning of period — 36,540,000
(b)
34,120,000
(b)
1,315,000 1,335,000
Issued 1,280,001 24,830,000
(b)
1,360,000
(b)
— 80,000
Issued in-kind 590,000 9,460,000
(b)
15,520,000
(b)
10,000 130,000
Redeemed (340,000) — — — —
Redemption in-kind (890,000) (40,990,000)
(b)
(14,460,000)
(b)
(510,000) (230,000)
Shares outstanding, end of period 640,001 29,840,000 36,540,000
(b)
815,000 1,315,000
* Commencement of investment operations.
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) Share amounts have been restated on a retroactive basis to reflect share splits and reverse share splits, as applicable. See Note 13.

296 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra Technology Ultra Utilities UltraPro Dow30
SM
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 854,555 $ 2,374,456 $ 255,417 $ 339,912 $ 10,041,767 $ 8,945,289
Net realized gain (loss) 158,449,131 153,492,760 1,217,424 2,057,973 152,008,431 274,729,868
Change in net unrealized
appreciation/depreciation 689,637,026 (122,427,019) (25,285) 751,570 194,998,452 (186,624,941)
Change in net assets resulting
from operations 848,940,712 33,440,197 1,447,556 3,149,455 357,048,650 97,050,216
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(2,202,440) (1,617,504) (271,504) (324,242) (10,921,678) (8,397,054)
Total distributions (2,202,440) (1,617,504) (271,504) (324,242) (10,921,678) (8,397,054)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 107,884,875 23,208,640 14,592,343 9,870,579 1,080,488,932 882,211,690
Cost of shares redeemed (228,928,882) (86,324,928) (13,161,171) (11,942,425) (1,279,354,819) (1,013,729,038)
Change in net assets resulting
from capital transactions
(121,044,007) (63,116,288) 1,431,172 (2,071,846) (198,865,887) (131,517,348)
Change in net assets 725,694,265 (31,293,595) 2,607,224 753,367 147,261,085 (42,864,186)
NET ASSETS:
Beginning of period $ 631,247,184 $ 662,540,779 $ 16,663,106 $ 15,909,739 $ 679,198,251 $ 722,062,437
End of period $ 1,356,941,449 $ 631,247,184 $ 19,270,330 $ 16,663,106 $ 826,459,336 $ 679,198,251
SHARE TRANSACTIONS:
Beginning of period 9,905,000 10,915,000 820,000
(b)
940,000
(b)
16,100,000
(b)
18,800,000
(b)
Issued 1,000,000 110,000 10,000
(b)
440,000
(b)
9,700,000
(b)
4,000,000
(b)
Issued in-kind 290,000 240,000 590,000
(b)
80,000
(b)
10,400,000
(b)
15,700,000
(b)
Redeemed — — (300,000)
(b)
(200,000)
(b)
— —
Redemption in-kind (2,650,000) (1,360,000) (280,000)
(b)
(440,000)
(b)
(23,650,000)
(b)
(22,400,000)
(b)
Shares outstanding, end of
period 8,545,000 9,905,000 840,000 820,000
(b)
12,550,000 16,100,000
(b)
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) Share amounts have been restated on a retroactive basis to reflect share splits and reverse share splits, as applicable. See Note 13.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 297
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraPro MidCap400 UltraPro QQQ
®
UltraPro Russell2000
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 270,473 $ 323,341 $ 190,788,968 $ 307,206,322 $ 3,734,767 $ 5,398,183
Net realized gain (loss) 2,852,727 (1,618,483) 12,982,106,302 8,445,891,840 166,791,418 31,776,080
Change in net unrealized
appreciation/depreciation 12,087,455 (5,332,436) 14,254,277,442 (3,278,093,907) 135,552,676 (137,460,234)
Change in net assets resulting
from operations 15,210,655 (6,627,578) 27,427,172,712 5,475,004,255 306,078,861 (100,285,971)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(303,585) (292,151) (187,599,941) (322,934,008) (3,432,980) (6,133,397)
Total distributions (303,585) (292,151) (187,599,941) (322,934,008) (3,432,980) (6,133,397)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 1,576,103 13,842,549 23,825,462,006 24,938,044,097 228,720,260 490,454,459
Cost of shares redeemed (10,747,113) (13,737,289) (35,728,889,889) (27,165,408,570) (475,003,797) (578,404,535)
Change in net assets resulting
from capital transactions
(9,171,010) 105,260 (11,903,427,883) (2,227,364,473) (246,283,537) (87,950,076)
Change in net assets 5,736,060 (6,814,469) 15,336,144,888 2,924,705,774 56,362,344 (194,369,444)
NET ASSETS:
Beginning of period $ 26,192,702 $ 33,007,171 $ 24,411,133,151 $ 21,486,427,377 $ 295,605,456 $ 489,974,900
End of period $ 31,928,762 $ 26,192,702 $ 39,747,278,039 $ 24,411,133,151 $ 351,967,800 $ 295,605,456
SHARE TRANSACTIONS:
Beginning of period 1,260,000 1,280,000 695,800,000
(b)
687,800,000
(b)
8,650,000 10,800,000
Issued — 230,000 248,150,000
(b)
248,500,000
(b)
4,100,000 10,150,000
Issued in-kind 60,000 280,000 222,500,000
(b)
539,400,000
(b)
— —
Redeemed — (220,000) — — (4,800,000) (10,850,000)
Redemption in-kind (390,000) (310,000) (696,450,000)
(b)
(779,900,000)
(b)
(3,550,000) (1,450,000)
Shares outstanding, end of
period 930,000 1,260,000 470,000,000 695,800,000
(b)
4,400,000 8,650,000
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) Share amounts have been restated on a retroactive basis to reflect share splits and reverse share splits, as applicable. See Note 13.

298 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraPro S&P500
®
UltraPro Short 20+ Year Treasury UltraPro Short Dow30
SM
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 42,210,446 $ 42,127,853 $ 520,920 $ 626,062 $ 8,001,860 $ 16,166,020
Net realized gain (loss) 1,828,788,385 912,565,506 1,020,260 17,103,234 (61,542,239) (178,813,598)
Change in net unrealized
appreciation/depreciation 1,098,221,847 (254,008,854) (3,556,648) (17,039,083) (46,961,058) 105,347,293
Change in net assets resulting
from operations 2,969,220,678 700,684,505 (2,015,468) 690,213 (100,501,437) (57,300,285)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(42,608,135) (41,518,036) (4,658,171) (3,730,114) (8,306,080) (19,126,374)
Total distributions (42,608,135) (41,518,036) (4,658,171) (3,730,114) (8,306,080) (19,126,374)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 5,454,329,052 5,710,982,839 66,808,307 124,829,271 691,314,099 750,868,123
Cost of shares redeemed (6,620,245,520) (5,974,562,685) (65,972,257) (135,934,886) (623,219,260) (745,130,248)
Change in net assets resulting
from capital transactions
(1,165,916,468) (263,579,846) 836,050 (11,105,615) 68,094,839 5,737,875
Change in net assets 1,760,696,075 395,586,623 (5,837,589) (14,145,516) (40,712,678) (70,688,784)
NET ASSETS:
Beginning of period $ 3,836,825,481 $ 3,441,238,858 $ 24,647,463 $ 38,792,979 $ 217,277,139 $ 287,965,923
End of period $ 5,597,521,556 $ 3,836,825,481 $ 18,809,874 $ 24,647,463 $ 176,564,461 $ 217,277,139
SHARE TRANSACTIONS:
Beginning of period 47,950,000 49,150,000 313,605 493,605 4,597,441 4,160,570
Issued 27,000,000 22,300,000 920,000 1,670,000 21,200,000 13,800,000
Issued in-kind 21,900,000 50,550,000 — — — —
Redeemed — — (960,000) (1,850,000) (19,100,000) (13,363,129)
Redemption in-kind (59,300,000) (74,050,000) — — — —
Shares outstanding, end of
period 37,550,000 47,950,000 273,605 313,605 6,697,441 4,597,441
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 299
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraPro Short MidCap400 UltraPro Short QQQ
®
UltraPro Short Russell2000
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 99,682 $ 146,894 $ 155,573,680 $ 173,857,202 $ 4,047,318 $ 5,230,038
Net realized gain (loss) (2,452,545) 77,422 (2,598,015,048) (1,228,472,869) (60,901,436) (39,708,661)
Change in net unrealized
appreciation/depreciation 693,471 (654,743) (442,999,528) (566,744,310) (30,310,943) 22,759,640
Change in net assets resulting
from operations (1,659,392) (430,427) (2,885,440,896) (1,621,359,977) (87,165,061) (11,718,983)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(113,135) (134,464) (159,189,090) (189,397,932) (4,035,625) (6,317,270)
Total distributions (113,135) (134,464) (159,189,090) (189,397,932) (4,035,625) (6,317,270)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 2,072,221 2,232,087 19,999,681,497 13,455,162,606 354,827,822 311,541,339
Cost of shares redeemed (1,493,466) (2,041,330) (17,802,855,555) (11,309,327,299) (278,448,721) (324,518,558)
Change in net assets resulting
from capital transactions
578,755 190,757 2,196,825,942 2,145,835,307 76,379,101 (12,977,219)
Change in net assets (1,193,772) (374,134) (847,804,044) 335,077,398 (14,821,585) (31,013,472)
NET ASSETS:
Beginning of period $ 3,293,203 $ 3,667,337 $ 3,100,176,816 $ 2,765,099,418 $ 89,137,278 $ 120,150,750
End of period $ 2,099,431 $ 3,293,203 $ 2,252,372,772 $ 3,100,176,816 $ 74,315,693 $ 89,137,278
SHARE TRANSACTIONS:
Beginning of period 189,322
(b)
169,322
(b)
26,183,537
(b)
11,014,022
(b)
1,101,912
(b)
1,101,912
(b)
Issued 190,000
(b)
125,000
(b)
291,510,000
(b)
80,038,000
(b)
8,950,000
(b)
3,712,500
(b)
Issued in-kind — — — — — —
Redeemed (130,027)
(b)
(105,000)
(b)
(258,542,334)
(b)
(64,868,485)
(b)
(7,012,611)
(b)
(3,712,500)
(b)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 249,295 189,322
(b)
59,151,203 26,183,537
(b)
3,039,301 1,101,912
(b)
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) Share amounts have been restated on a retroactive basis to reflect share splits and reverse share splits, as applicable. See Note 13.

300 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraPro Short S&P500
®
UltraShort 7-10 Year Treasury UltraShort 20+ Year Treasury
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 25,560,577 $ 32,104,224 $ 351,989 $ 512,583 $ 7,598,664 $ 12,339,459
Net realized gain (loss) (339,311,094) (273,779,061) (766,656) 2,143,056 4,486,133 (41,268,477)
Change in net unrealized
appreciation/depreciation (29,191,802) 27,270,612 463,587 (2,851,235) (19,131,092) 45,342,474
Change in net assets resulting
from operations (342,942,319) (214,404,225) 48,920 (195,596) (7,046,295) 16,413,456
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(26,529,372) (37,573,548) (395,061) (544,038) (8,145,270) (14,108,908)
Total distributions (26,529,372) (37,573,548) (395,061) (544,038) (8,145,270) (14,108,908)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 3,765,331,219 3,671,867,725 — 16,283,952 253,425,680 578,733,053
Cost of shares redeemed (3,508,163,342) (3,467,960,042) (2,199,704) (18,630,536) (220,368,863) (631,033,967)
Change in net assets resulting
from capital transactions
257,167,877 203,907,683 (2,199,704) (2,346,584) 33,056,817 (52,300,914)
Change in net assets (112,303,814) (48,070,090) (2,545,845) (3,086,218) 17,865,252 (49,996,366)
NET ASSETS:
Beginning of period $ 566,445,007 $ 614,515,097 $ 13,976,866 $ 17,063,084 $ 312,571,447 $ 362,567,813
End of period $ 454,141,193 $ 566,445,007 $ 11,431,021 $ 13,976,866 $ 330,436,699 $ 312,571,447
SHARE TRANSACTIONS:
Beginning of period 7,259,722
(b)
4,759,722
(b)
600,000 700,000 8,436,929 10,056,929
Issued 74,212,500
(b)
37,125,000
(b)
— 700,000 7,240,000 16,950,000
Issued in-kind — — — — — —
Redeemed (68,988,007)
(b)
(34,625,000)
(b)
(100,000) (800,000) (6,430,000) (18,570,000)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 12,484,215 7,259,722
(b)
500,000 600,000 9,246,929 8,436,929
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) Share amounts have been restated on a retroactive basis to reflect share splits and reverse share splits, as applicable. See Note 13.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 301
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort Consumer Discretionary UltraShort Consumer Staples UltraShort Dow30
SM
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 130,344 $ 98,011 $ 45,748 $ 28,491 $ 1,678,364 $ 3,189,135
Net realized gain (loss) (1,801,554) (1,137,293) (10,661) (427,834) (5,830,639) (32,133,912)
Change in net unrealized
appreciation/depreciation 262,630 (573,789) 298,119 336,108 (12,190,437) 17,933,948
Change in net assets resulting
from operations (1,408,580) (1,613,071) 333,206 (63,235) (16,342,712) (11,010,829)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(125,845) (77,664) (26,707) (35,839) (1,746,351) (3,653,281)
Total distributions (125,845) (77,664) (26,707) (35,839) (1,746,351) (3,653,281)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 7,173,300 6,741,248 4,159,376 468,760 74,971,325 55,325,470
Cost of shares redeemed (2,278,593) (4,333,076) (312,228) (495,702) (67,389,689) (57,927,641)
Change in net assets resulting
from capital transactions
4,894,707 2,408,172 3,847,148 (26,942) 7,581,636 (2,602,171)
Change in net assets 3,360,282 717,437 4,153,647 (126,016) (10,507,427) (17,266,281)
NET ASSETS:
Beginning of period $ 2,569,413 $ 1,851,976 $ 693,016 $ 819,032 $ 57,131,047 $ 74,397,328
End of period $ 5,929,695 $ 2,569,413 $ 4,846,663 $ 693,016 $ 46,623,620 $ 57,131,047
SHARE TRANSACTIONS:
Beginning of period 138,348
(b)
58,348
(b)
30,284
(b)
30,284
(b)
2,159,786 2,259,786
Issued 450,000
(b)
270,000
(b)
200,000
(b)
20,000
(b)
3,650,000 1,900,000
Issued in-kind — — — — — —
Redeemed (160,017)
(b)
(190,000)
(b)
(15,000)
(b)
(20,000)
(b)
(3,250,000) (2,000,000)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 428,331 138,348
(b)
215,284 30,284
(b)
2,559,786 2,159,786
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) Share amounts have been restated on a retroactive basis to reflect share splits and reverse share splits, as applicable. See Note 13.

302 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort Energy UltraShort Financials UltraShort FTSE China 50
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 455,229 $ 704,493 $ 465,027 $ 644,667 $ 191,801 $ 623,081
Net realized gain (loss) 1,058,915 (6,237,668) (4,321,477) (9,930,199) (911,998) (12,540,170)
Change in net unrealized
appreciation/depreciation (7,414,040) 10,868,217 3,108,676 4,152,740 258,833 4,567,759
Change in net assets resulting
from operations (5,899,896) 5,335,042 (747,774) (5,132,792) (461,364) (7,349,330)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(415,692) (884,355) (485,616) (799,505) (279,792) (564,158)
Total distributions (415,692) (884,355) (485,616) (799,505) (279,792) (564,158)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 42,435,690 34,598,319 12,426,648 8,533,352 2,785,752 8,078,398
Cost of shares redeemed (19,587,923) (45,946,438) (8,930,612) (6,255,348) (2,750,349) (8,123,316)
Change in net assets resulting
from capital transactions
22,847,767 (11,348,119) 3,496,036 2,278,004 35,403 (44,918)
Change in net assets 16,532,179 (6,897,432) 2,262,646 (3,654,293) (705,753) (7,958,406)
NET ASSETS:
Beginning of period $ 12,974,100 $ 19,871,532 $ 11,088,992 $ 14,743,285 $ 7,014,690 $ 14,973,096
End of period $ 29,506,279 $ 12,974,100 $ 13,351,638 $ 11,088,992 $ 6,308,937 $ 7,014,690
SHARE TRANSACTIONS:
Beginning of period 313,265 525,814 368,042 299,417 290,974
(b)
250,974
(b)
Issued 1,800,000 925,000 425,000 231,250 150,000
(b)
280,000
(b)
Issued in-kind — — — — — —
Redeemed (600,000) (1,137,549) (325,000) (162,625) (145,057)
(b)
(240,000)
(b)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 1,513,265 313,265 468,042 368,042 295,917 290,974
(b)
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) Share amounts have been restated on a retroactive basis to reflect share splits and reverse share splits, as applicable. See Note 13.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 303
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort FTSE Europe UltraShort Health Care UltraShort Industrials
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 573,869 $ 1,016,063 $ 49,893 $ 45,259 $ 91,942 $ 59,037
Net realized gain (loss) (3,938,249) (18,758,095) 96,515 (461,589) (633,617) (549,002)
Change in net unrealized
appreciation/depreciation (2,891,914) 14,658,054 (443,881) 801,620 (70,057) (107,586)
Change in net assets resulting
from operations (6,256,294) (3,083,978) (297,473) 385,290 (611,732) (597,551)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(596,227) (1,116,762) (37,004) (50,293) (67,859) (61,174)
Total distributions (596,227) (1,116,762) (37,004) (50,293) (67,859) (61,174)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 23,253,929 30,749,757 5,333,540 2,981,165 6,541,454 2,163,606
Cost of shares redeemed (20,230,010) (29,827,100) (1,861,121) (1,945,027) (914,759) (1,403,665)
Change in net assets resulting
from capital transactions
3,023,919 922,657 3,472,419 1,036,138 5,626,695 759,941
Change in net assets (3,828,602) (3,278,083) 3,137,942 1,371,135 4,947,104 101,216
NET ASSETS:
Beginning of period $ 18,028,122 $ 21,306,205 $ 2,145,530 $ 774,395 $ 1,331,280 $ 1,230,064
End of period $ 14,199,520 $ 18,028,122 $ 5,283,472 $ 2,145,530 $ 6,278,384 $ 1,331,280
SHARE TRANSACTIONS:
Beginning of period 657,365 582,424 85,215
(b)
35,215
(b)
48,784
(b)
31,284
(b)
Issued 1,050,000 890,000 270,000
(b)
135,000
(b)
345,000
(b)
60,000
(b)
Issued in-kind — — — — — —
Redeemed (950,000) (815,059) (85,000)
(b)
(85,000)
(b)
(45,009)
(b)
(42,500)
(b)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 757,365 657,365 270,215 85,215
(b)
348,775 48,784
(b)
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) Share amounts have been restated on a retroactive basis to reflect share splits and reverse share splits, as applicable. See Note 13.

304 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort Materials UltraShort MidCap400 UltraShort MSCI Brazil Capped
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 44,154 $ 50,839 $ 44,882 $ 66,043 $ 230,170 $ 384,343
Net realized gain (loss) (33,096) (454,735) (416,977) (356,773) (887,831) (2,987,929)
Change in net unrealized
appreciation/depreciation (402,538) 401,418 (41,059) 147,209 (2,770,664) 2,841,409
Change in net assets resulting
from operations (391,480) (2,478) (413,154) (143,521) (3,428,325) 237,823
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(32,492) (54,310) (48,533) (75,059) (248,993) (380,980)
Total distributions (32,492) (54,310) (48,533) (75,059) (248,993) (380,980)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 4,512,750 1,714,862 — 1,655,907 8,139,499 11,909,729
Cost of shares redeemed (795,440) (1,993,081) (206,648) (1,601,913) (11,709,230) (10,484,616)
Change in net assets resulting
from capital transactions
3,717,310 (278,219) (206,648) 53,994 (3,569,731) 1,425,113
Change in net assets 3,293,338 (335,007) (668,335) (164,586) (7,247,049) 1,281,956
NET ASSETS:
Beginning of period $ 825,746 $ 1,160,753 $ 1,369,548 $ 1,534,134 $ 10,331,285 $ 9,049,329
End of period $ 4,119,084 $ 825,746 $ 701,213 $ 1,369,548 $ 3,084,236 $ 10,331,285
SHARE TRANSACTIONS:
Beginning of period 27,512
(b)
40,021
(b)
138,510 138,510 208,387
(b)
164,637
(b)
Issued 212,500
(b)
50,000
(b)
— 150,000 325,000
(b)
237,500
(b)
Issued in-kind — — — — — —
Redeemed (37,500)
(b)
(62,509)
(b)
(25,000) (150,000) (393,765)
(b)
(193,750)
(b)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 202,512 27,512
(b)
113,510 138,510 139,622 208,387
(b)
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) Share amounts have been restated on a retroactive basis to reflect share splits and reverse share splits, as applicable. See Note 13.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 305
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort MSCI EAFE UltraShort MSCI Emerging Markets UltraShort MSCI Japan
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 48,043 $ 56,785 $ 174,605 $ 212,465 $ 219,001 $ 189,439
Net realized gain (loss) (273,323) (371,874) (1,531,473) (1,711,585) (854,649) (877,560)
Change in net unrealized
appreciation/depreciation (272,003) (187,570) (5,007,680) 470,243 (2,329,478) 46,059
Change in net assets resulting
from operations (497,283) (502,659) (6,364,548) (1,028,877) (2,965,126) (642,062)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(46,301) (53,532) (143,500) (218,787) (192,682) (202,347)
Total distributions (46,301) (53,532) (143,500) (218,787) (192,682) (202,347)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 2,473,333 3,053,513 26,758,474 2,953,904 10,720,065 9,657,141
Cost of shares redeemed (1,731,383) (2,262,176) (21,473,713) (2,651,474) (6,115,512) (8,924,156)
Change in net assets resulting
from capital transactions
741,950 791,337 5,284,761 302,430 4,604,553 732,985
Change in net assets 198,366 235,146 (1,223,287) (945,234) 1,446,745 (111,424)
NET ASSETS:
Beginning of period $ 1,063,392 $ 828,246 $ 4,437,451 $ 5,382,685 $ 5,006,672 $ 5,118,096
End of period $ 1,261,758 $ 1,063,392 $ 3,214,164 $ 4,437,451 $ 6,453,417 $ 5,006,672
SHARE TRANSACTIONS:
Beginning of period 93,703 56,214 154,386
(b)
144,386
(b)
149,927 119,978
Issued 275,000 200,000 1,760,000
(b)
90,000
(b)
450,000 245,000
Issued in-kind — — — — — —
Redeemed (200,000) (162,511) (1,630,023)
(b)
(80,000)
(b)
(250,000) (215,051)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 168,703 93,703 284,363 154,386
(b)
349,927 149,927
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) Share amounts have been restated on a retroactive basis to reflect share splits and reverse share splits, as applicable. See Note 13.

306 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort Nasdaq Biotechnology UltraShort QQQ
®
UltraShort QQQ
Mega
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
June 10, 2025*
through May 31,
2026
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 96,270 $ 130,477 $ 12,844,064 $ 12,902,774 $ 68,814
Net realized gain (loss) (1,038,921) 141,328 (130,511,753) (52,817,587) (1,129,863)
Change in net unrealized appreciation/
depreciation (1,078,598) 149,258 (69,336,549) (41,234,811) (711,629)
Change in net assets resulting from
operations (2,021,249) 421,063 (187,004,238) (81,149,624) (1,772,678)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(94,069) (139,930) (13,061,182) (14,864,321) (60,296)
Total distributions (94,069) (139,930) (13,061,182) (14,864,321) (60,296)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 2,272,215 2,059,091 1,739,476,952 2,263,125,392 5,154,943
Cost of shares redeemed (616,996) (2,958,692) (1,557,790,421) (2,175,100,235) (2,312,047)
Change in net assets resulting from capital
transactions
1,655,219 (899,601) 181,686,531 88,025,157 2,842,896
Change in net assets (460,099) (618,468) (18,378,889) (7,988,788) 1,009,922
NET ASSETS:
Beginning of period $ 2,881,910 $ 3,500,378 $ 261,608,059 $ 269,596,847 $ —
End of period $ 2,421,811 $ 2,881,910 $ 243,229,170 $ 261,608,059 $ 1,009,922
SHARE TRANSACTIONS:
Beginning of period 75,548
(b)
98,048
(b)
9,098,903 6,148,903 —
Issued 95,000
(b)
60,000
(b)
86,050,000 62,450,000 140,001
Issued in-kind — — — — —
Redeemed (25,000)
(b)
(82,500)
(b)
(77,600,000) (59,500,000) (90,000)
Redemption in-kind — — — — —
Shares outstanding, end of period 145,548 75,548
(b)
17,548,903 9,098,903 50,001
* Commencement of investment operations.
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) Share amounts have been restated on a retroactive basis to reflect share splits and reverse share splits, as applicable. See Note 13.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 307
PROSHARES TRUST
See accompanying notes to the financial statements.
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) Share amounts have been restated on a retroactive basis to reflect share splits and reverse share splits, as applicable. See Note 13.
UltraShort Real Estate UltraShort Russell2000 UltraShort S&P500
®
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 618,651 $ 1,432,574 $ 1,673,175 $ 2,652,149 $ 18,433,385 $ 25,357,561
Net realized gain (loss) (2,213,400) (15,012,897) (18,628,800) (16,880,042) (135,803,914) (199,739,722)
Change in net unrealized
appreciation/depreciation (564,956) 6,210,270 (13,931,891) 10,845,968 (89,675,352) 74,794,428
Change in net assets resulting
from operations (2,159,705) (7,370,053) (30,887,516) (3,381,925) (207,045,881) (99,587,733)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(689,174) (1,748,472) (1,693,193) (2,938,690) (18,640,934) (30,601,374)
Total distributions (689,174) (1,748,472) (1,693,193) (2,938,690) (18,640,934) (30,601,374)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 5,677,203 2,957,143 126,201,732 151,906,962 3,114,540,031 2,538,067,009
Cost of shares redeemed (7,933,017) (13,074,586) (88,815,914) (171,066,306) (2,899,099,351) (2,537,149,132)
Change in net assets resulting
from capital transactions
(2,255,814) (10,117,443) 37,385,818 (19,159,344) 215,440,680 917,877
Change in net assets (5,104,693) (19,235,968) 4,805,109 (25,479,959) (10,246,135) (129,271,230)
NET ASSETS:
Beginning of period $ 21,975,431 $ 41,211,399 $ 46,084,662 $ 71,564,621 $ 434,909,210 $ 564,180,440
End of period $ 16,870,738 $ 21,975,431 $ 50,889,771 $ 46,084,662 $ 424,663,075 $ 434,909,210
SHARE TRANSACTIONS:
Beginning of period 457,888 649,269 952,729 1,292,793 4,721,250
(b)
4,521,250
(b)
Issued 120,000 60,000 4,150,000 3,170,000 44,320,000
(b)
24,030,000
(b)
Issued in-kind — — — — — —
Redeemed (170,000) (251,381) (2,850,000) (3,510,064) (41,480,279)
(b)
(23,830,000)
(b)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 407,888 457,888 2,252,729 952,729 7,560,971 4,721,250
(b)

308 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort Semiconductors UltraShort SmallCap600 UltraShort Technology
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 823,864 $ 396,704 $ 70,524 $ 80,358 $ 201,969 $ 223,831
Net realized gain (loss) (15,988,551) (3,379,344) (611,886) 304,003 (1,423,696) (1,690,290)
Change in net unrealized
appreciation/depreciation (18,546,331) (2,383,376) (509,863) (383,759) (2,632,865) (266,435)
Change in net assets resulting
from operations (33,711,018) (5,366,016) (1,051,225) 602 (3,854,592) (1,732,894)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(695,941) (379,868) (73,765) (82,485) (198,368) (229,772)
Total distributions (695,941) (379,868) (73,765) (82,485) (198,368) (229,772)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 82,653,752 33,131,745 892,152 4,856,783 5,942,026 6,855,648
Cost of shares redeemed (21,191,257) (21,058,517) (455,426) (4,900,045) (3,581,320) (4,610,348)
Change in net assets resulting
from capital transactions
61,462,495 12,073,228 436,726 (43,262) 2,360,706 2,245,300
Change in net assets 27,055,536 6,327,344 (688,264) (125,145) (1,692,254) 282,634
NET ASSETS:
Beginning of period $ 12,316,873 $ 5,989,529 $ 2,124,228 $ 2,249,373 $ 4,232,344 $ 3,949,710
End of period $ 39,372,409 $ 12,316,873 $ 1,435,964 $ 2,124,228 $ 2,540,090 $ 4,232,344
SHARE TRANSACTIONS:
Beginning of period 171,034
(b)
32,043
(b)
123,946 123,946 118,257
(b)
73,257
(b)
Issued 3,637,500
(b)
304,000
(b)
70,000 290,000 255,000
(b)
150,000
(b)
Issued in-kind — — — — — —
Redeemed (815,038)
(b)
(165,009)
(b)
(40,000) (290,000) (160,010)
(b)
(105,000)
(b)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 2,993,496 171,034
(b)
153,946 123,946 213,247 118,257
(b)
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) Share amounts have been restated on a retroactive basis to reflect share splits and reverse share splits, as applicable. See Note 13.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 309
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort Utilities
Year Ended May
31, 2026
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 120,793 $ 64,806
Net realized gain (loss) (212,595) (248,063)
Change in net unrealized appreciation/depreciation (108,104) (88,978)
Change in net assets resulting from operations (199,906) (272,235)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(104,211) (61,483)
Total distributions (104,211) (61,483)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 5,858,751 5,516,228
Cost of shares redeemed (3,755,734) (4,117,753)
Change in net assets resulting from capital transactions
2,103,017 1,398,475
Change in net assets 1,798,900 1,064,757
NET ASSETS:
Beginning of period $ 2,616,897 $ 1,552,140
End of period $ 4,415,797 $ 2,616,897
SHARE TRANSACTIONS:
Beginning of period 93,423
(b)
40,930
(b)
Issued 250,000
(b)
177,500
(b)
Issued in-kind — —
Redeemed (150,000)
(b)
(125,007)
(b)
Redemption in-kind — —
Shares outstanding, end of period 193,423 93,423
(b)
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) Share amounts have been restated on a retroactive basis to reflect share splits and reverse share splits, as applicable. See Note 13.

310 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
FINANCIAL HIGHLIGHTS

311 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Short 7-10 Year Treasury
Year ended
May 31, 2026
$ 28.64 $ 0.77 $ (0.16) $ — $ 0.61 $ (0.69) $ (0.18) $ — $ (0.87) $ 28.38 2.22% 2.13% 1.44% 0.95% 2.24% 2.73% $ 16,319 — %
Year ended
May 31, 2025
30.10 1.00 (0.53) — 0.47 (1 .05) (0.88) — (1.93) 28.64 1.60 1.52 1.46 0.95 2.92 3.43 12,171 —
Year ended
May 31, 2024
28.37 1.07 1.94 — 3.01 (1.28) — — (1.28) 30.10 10.87 11.03 1.18 0 .95 3.38 3.61 19,567 —
Year ended
May 31, 2023
26.73 0.42 1.43 — 1.85 (0.21) — — (0.21) 28.37 6.97 6.78 0.98 0.95 1.47 1.50 28,374 —
Year ended
May 31, 2022
24.82 (0.21) 2.12 — 1.91 — — — — 26.73 7.67 8.04 0.96 0.95 (0.86) (0.85) 171,717 —
Short 20+ Year Treasury
Year ended
May 31, 2026
24.87 0.67 (0.29) — 0.38 (0.70) — — (0.70) 24.55 1.59 1.53 1.00 0.95 2.72 2.78 128,875 —
Year ended
May 31, 2025
24.37 0.87 0.67 — 1.54 (1.04) — — (1.04) 24.87 6.68 6.68 1.00 0.95 3.63 3.68 88,054 —
Year ended
May 31, 2024
21.90 0.88 2.66 — 3.54 (1.07) — — (1.07) 24.37 16.68 16.84 0.95 0.95 3.72 3.72 98,681 —
Year ended
May 31, 2023
19.86 0.42 1.91 — 2.33 (0.29) — — (0.29) 21.90 11.76 11.66 0.92 0.92 1.96 1.96 186,123 —
Year ended
May 31, 2022
17.60 (0.14) 2.40 — 2.26 — — — — 19.86 12.81 12.33 0.90 0.90 (0.81) (0.81) 675,163 —

312 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Short Dow30
SM
Year ended
May 31, 2026
$ 26.69 $ 0.74 $ (4.34) $ — $ (3.60) $ (0.78) $ — $ — $ (0.78) $ 22.31 (13.71) % (13.72) % 1.00% 0.95% 2.99% 3.04% $ 104,254 — %
Year ended
May 31, 2025
29.44 1.21 (2.58) — (1.37) (1.38) — — (1.38) 26.69 (4.66) (4.55) 0.99 0.95 4.38 4.42 134,088 —
Year ended
May 31, 2024
33.94 1.43 (4.46) — (h) (3.03) (1.47) — — (1.47) 29.44 (9.06) (9.04) 0.97 0.95 4.60 4.61 181,754 —
Year ended
May 31, 2023
33.99 0.66 (0.38) — 0.28 (0.33) — — (0.33) 33.94 0.83 0.83 0.96 0.95 1.93 1.94 263,833 —
Year ended
May 31, 2022
34.12 (0.29) 0.16 (i) — (0 .13) — — — — 33.99 (0.39) (0.38) 0.95 0.95 (0.86) (0.86) 255,737 —
Short Financials
Year ended
May 31, 2026
33.36 1.08 (0.46) — 0.62 (1.11) — — (1.11) 32.87 2 .04 1.86 1.58 0.95 2.70 3.33 15,404 —
Year ended
May 31, 2025
41.79 1.67 (8.19) — (6.52) (1.91) — — (1.91) 33.36 (16.06) (16.09) 1.58 0.95 3.91 4.54 10,630 —
Year ended
May 31, 2024
54.54 2.06 (12.61) — (10.55) (2.20) — — (2.20) 41.79 (19.70) (19.51) 1.25 0.95 3.95 4.25 11,752 —
Year ended
May 31, 2023
50.16 1.11 3.71 — 4 .82 (0.44) — — (0.44) 54.54 9.65 9.62 1.15 0.95 1.92 2.12 43,286 —
Year ended
May 31, 2022
50.87 (0.41) (0.30) (i) — (0.71) — — — — 50.16 (1.41) (1.34) 1 .56 0.95 (1.45) (0.84) 18,494 —

313 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Short FTSE China 50
Year ended
May 31, 2026†
$ 23.14 $ 0.64 $ (0.87) $ — $ (0.23) $ (0.62) $ — $ — $ (0.62) $ 22.29 (0.67) % (0.58) % 3.46% 0.95% 0.56% 3.07% $ 4,570 — %
Year ended
May 31, 2025†
34.01 1.05 (10.75) — (9.70) (1.17) — — (1.17) 23.14 (29.10) (29.35) 2.65 0.95 1.93 3.63 3,239 —
Year ended
May 31, 2024†
37.23 1.08 (3.24) — (2.16) (1.06) — — (1.06) 34.01 (5.98) (5.92) 2.17 0.95 1.74 2.96 6,802 —
Year ended
May 31, 2023†
34.18 0.56 2.75 — 3.31 (0.26) — — (0.26) 37.23 9.73 9.94 1.89 0.95 0.61 1.55 7,447 —
Year ended
May 31, 2022†
28.35 (0.29) 6.12 — 5.83 — — — — 34.18 20.55 20.62 2.06 0.95 (2.00) (0.89) 6,836 —
Short High Yield
Year ended
May 31, 2026
15.95 0.46 (0.59) — (0.13) (0.53) — — (0.53) 15.29 (0.86) (0.89) 1.05 0.95 2.89 2.99 66,505 —
Year ended
May 31, 2025
17.24 0.73 (1.14) — (0.41) (0.88) — — (0.88) 15.95 (2.42) (2.43) 1.06 0.95 4.33 4.44 100,513 —
Year ended
May 31, 2024
18.72 0.73 (1.44) — (0.71) (0.77) — — (0.77) 17.24 (3.80) (3.76) 1.00 0.95 4.00 4.05 94,835 —
Year ended
May 31, 2023
18.44 0.34 0.13 (i) — 0.47 (0.19) — — (0.19) 18.72 2.52 2.48 0.98 0.95 1.75 1.78 243,364 —
Year ended
May 31, 2022
18.23 (0.14) 0.35 — 0.21 — — — — 18.44 1.17 1.26 1.03 0.95 (0.87) (0.79) 343,042 —

314 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Short MidCap400
Year ended
May 31, 2026
$ 19 .52 $ 0.63 $ (3.87) $ — $ (3.24) $ (0.69) $ — $ — $ (0.69) $ 15.59 (16.97) % (16.95) % 2.95% 0.95% 1.57% 3.57% $ 2,630 — %
Year ended
May 31, 2025
20.26 0.82 (0.63) — 0.19 (0.93) — — (0.93) 19.52 0.99 1.06 2.22 0.95 2.93 4.20 5,731 —
Year ended
May 31, 2024
25.22 0.90 (4.77) — (3.87) (1.09) — — (1.09) 20.26 (15.65) (15.71) 1.74 0.95 3.17 3.96 5,442 —
Year ended
May 31, 2023
24.73 0.54 0.21 (i) — 0.75 (0.26) — — (0.26) 25.22 3.03 3.03 1.40 0.95 1.72 2.17 16,230 —
Year ended
May 31, 2022
24.32 (0.21) 0.62 — 0.41 — — — — 24.73 1.68 1.73 1.53 0.95 (1.46) (0.88) 12,206 —
Short MSCI EAFE
Year ended
May 31, 2026†
28.46 0.87 (5.01) — (4.14) (0.95) — — (0.95) 23.37 (14.92) (15.01) 1.70 0.95 2.67 3.42 11,977 —
Year ended
May 31, 2025†
32.48 1.58 (3.84) — (2.26) (1.76) — — (1.76) 28.46 (7.45) (7.38) 1.44 0.95 4.44 4.93 12,168 —
Year ended
May 31, 2024†
37.72 1.41 (5.02) — (3.61) (1.63) — — (1.63) 32.48 (9.84) (9.93) 1.17 0.95 3.69 3.91 20,707 —
Year ended
May 31, 2023†
39.07 0.79 (1 .68) — (0.89) (0.46) — — (0.46) 37.72 (2.30) (2.17) 1.02 0.95 1.88 1.95 67,431 —
Year ended
May 31, 2022†
36.38 (0.30) 2.99 (i) — 2.69 — — — — 39.07 7 .41 7.43 1.22 0.95 (1.06) (0.79) 64,958 —

315 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Short MSCI Emerging Markets
Year ended
May 31, 2026
$ 24.75 $ 0.69 $ (8.90) $ — $ (8.21) $ (0.71) $ — $ — $ (0.71) $ 15.83 (33.86) % (33.94) % 1.75% 0.95% 2.67% 3.47% $ 10,211 — %
Year ended
May 31, 2025
27.73 0.96 (2.88) — (1.92) (1.06) — — (1.06) 24.75 (7.05) (7.03) 1.69 0.95 2.90 3.64 16,213 —
Year ended
May 31, 2024
30.73 1.08 (2.86) — (1.78) (1.22) — — (1 .22) 27.73 (5.94) (5.81) 1.27 0.95 3.37 3.69 15,251 —
Year ended
May 31, 2023
28.23 0.52 2.24 — 2.76 (0.26) — — (0.26) 30.73 9.77 9.69 1.16 0.95 1.47 1.68 37,646 —
Year ended
May 31, 2022
23.71 (0.23) 4.75 — 4.52 — — — — 28.23 19.04 18.97 1.19 0.95 (1.12) (0.87) 43,046 —
Short QQQ
®
Year ended
May 31, 2026
36.04 1.13 (10 .57) — (9.44) (1.31) — — (1.31) 25.29 (26.85) (26.91) 0.96 0.95 3.66 3.67 637,950 —
Year ended
May 31, 2025
43.59 2.10 (7.18) — (5.08) (2.47) — — (2.47) 36 .04 (11.94) (11.82) 1.00 0.95 5.29 5.34 573,773 —
Year ended
May 31, 2024
56.71 2.73 (12.93) 0.01 (10.19) (2.93) — — (2.93) 43.59 (18.50) (18.47) 0.99 0.95 5.41 5.46 569,807 —
Year ended
May 31, 2023
66.32 1.45 (10.35) — (8.90) (0.71) — — (0.71) 56.71 (13.57) (13.64) 0.99 0.95 2.11 2.16 1,126,410 —
Year ended
May 31, 2022
66.08 (0 .50) 0.74 — 0.24 — — — — 66.32 0.35 0.38 1.00 0.95 (0.87) (0.82) 1,083,760 —

316 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Short Real Estate
Year ended
May 31, 2026
$ 16.96 $ 0.49 $ (1.04) $ — $ (0.55) $ (0.52) $ — $ — $ (0.52) $ 15.89 (3.38) % (3.57) % 1.57% 0.95% 2.33% 2.95% $ 10,881 — %
Year ended
May 31, 2025
19.42 0.85 (2.27) — (1.42) (1 .04) — — (1.04) 16.96 (7.37) (7.14) 1.52 0.95 4.33 4.90 11,443 —
Year ended
May 31, 2024
20.95 0.84 (1.49) — (0.65) (0.88) — — (0.88) 19.42 (3.02) (3.12) 1.15 0.95 3.98 4.17 17,962 —
Year ended
May 31, 2023
18.07 0.43 2.68 — 3.11 (0.23) — — (0.23) 20.95 17.21 17.08 1.09 0.95 2.01 2.15 55,517 —
Year ended
May 31, 2022
19.13 (0.15) (0.91) — (1.06) — — — — 18.07 (5.55) (5.34) 1.74 0.95 (1.63) (0.84) 16,259 —
Short Russell2000
Year ended
May 31, 2026
19.97 0.55 (6.02) — (5.47) (0.58) — — (0.58) 13.92 (27.93) (28.02) 1.05 0.95 3.22 3.32 117,163 —
Year ended
May 31, 2025
20.77 0.90 (0.69) — 0.21 (1.01) — — (1.01) 19.97 1.21 1 .37 1.04 0.95 4.48 4.57 180,096 —
Year ended
May 31, 2024
24.83 1.04 (3.98) — (2.94) (1.12) — — (1.12) 20.77 (12.05) (12.07) 1.02 0.95 4.50 4.57 167,505 —
Year ended
May 31, 2023
24.09 0.48 0.50 — 0.98 (0.24) — — (0.24) 24.83 4.07 4.04 1.01 0.95 1.92 1.97 451,041 —
Year ended
May 31, 2022
21.42 (0.18) 2.85 — 2.67 — — — — 24.09 12.47 12.62 1.00 0.95 (0.87) (0.82) 453,284 —

317 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Short S&P500
®
Year ended
May 31, 2026
$ 41.89 $ 1.35 $ (8.87) $ — $ (7.52) $ (1.49) $ — $ — $ (1.49) $ 32.88 (18.35) % (18.43) % 0.88% 0.88% 3.64% 3.64% $ 998,223 — %
Year ended
May 31, 2025
47.78 2.09 (5.61) — (3.52) (2.37) — — (2.37) 41.89 (7.47) (7.34) 0.89 0.89 4.75 4.75 1,349,269 —
Year ended
May 31, 2024
59.45 2.65 (11.45) 0.01 (8.79) (2.88) — — (2.88) 47.78 (15.21) (15.22) 0.89 0.89 4.91 4.91 987,835 —
Year ended
May 31, 2023
60.90 1.35 (2.12) — (0.77) (0.68) — — (0.68) 59.45 (1.31) (1.23) 0.88 0.88 2.15 2.15 2,245,330 —
Year ended
May 31, 2022
63.08 (0.45) (1.73) — (2.18) — — — — 60.90 (3.46) (3.55) 0.89 0.89 (0.76) (0.76) 2,350,459 —
Short SmallCap600
Year ended
May 31, 2026†
31.54 0.88 (7.75) — (6.87) (0.85) — — (0.85) 23 .82 (22.14) (22.23) 2.52 0.95 1.66 3.23 3,617 —
Year ended
May 31, 2025†
31.84 1.30 (0.16) — 1.14 (1.44) — — (1.44) 31.54 3.79 3.48 2.28 0.95 2.93 4.26 4,947 —
Year ended
May 31, 2024†
38.33 1.34 (6.35) — (5.01) (1.48) — — (1.48) 31.84 (13.25) (12.86) 1.51 0.95 3.27 3.82 5,950 —
Year ended
May 31, 2023†
35.92 0.87 1.87 — 2 .74 (0.33) — — (0.33) 38.33 7.63 7.28 1.37 0.95 1.96 2.38 30,060 —
Year ended
May 31, 2022†
34.70 (0.30) 1.52 — 1.22 — — — — 35.92 3.51 3.57 2.32 0.95 (2.22) (0.85) 7,071 —

318 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra 7-10 Year Treasury
Year ended
May 31, 2026
$ 42.49 $ 1.28 $ 0.23 (i) $ — $ 1.51 $ (1.47) $ — $ — $ (1.47) $ 42.53 3.52% 3.66% 1.24% 0.95% 2.64% 2.93% $ 15,524 — %
Year ended
May 31, 2025
41.55 1.60 0.91 (i) — 2.51 (1 .57) — — (1.57) 42.49 6.11 6.09 1.18 0.95 3.46 3.69 24,008 —
Year ended
May 31, 2024
48.41 1.78 (6.83) — (5.05) (1.81) — — (1.81) 41.55 (10.63) (11.03) 1.42 0 .95 3.66 4.12 18,905 —
Year ended
May 31, 2023
55.02 1.09 (7.28) — (6.19) (0.42) — — (0.42) 48.41 (11.25) (10.94) 1.42 0.95 1.70 2.17 9,925 —
Year ended
May 31, 2022
67.14 (0.06) (11.92) — (11.98) (0.14) — — (0.14) 55.02 (17.88) (18.01) 1.41 0.95 (0.55) (0.09) 17,882 57
Ultra 20+ Year Treasury
Year ended
May 31, 2026
16.35 0 .53 (0.15) (i) — 0.38 (0.64) — — (0.64) 16.09 2.18 2.20 0.98 0.95 3.14 3.17 63,953 —
Year ended
May 31, 2025
18.53 0.71 (2.14) — (1.43) (0.75) — — (0.75) 16.35 (8.16) (8.22) 0.97 0.95 3.80 3.82 134,906 —
Year ended
May 31, 2024
25.26 0.83 (6.75) — (5.92) (0.81) — — (0.81) 18.53 (23.91) (24.25) 1.00 0.95 4.10 4.15 91,716 —
Year ended
May 31, 2023
33.66 0.62 (8.81) — (8.19) (0.21) — — (0.21) 25.26 (24.39) (24.22) 1.06 0.95 2.17 2.28 58,718 —
Year ended
May 31, 2022
48.00 (0.25) (14.09) — (14.34) — — — — 33.66 (29.86) (29.47) 1.11 0.95 (0.66) (0.50) 36,189 58

319 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra Communication Services
Year ended
May 31, 2026†
$ 21.81 $ 0.23 $ 4.84 $ — $ 5.07 $ (0.23) $ — $ — $ (0.23) $ 26.65 23.23% 22.89% 1.83% 0.95% (0.03) % 0.85% $ 7,996 72%
Year ended
May 31, 2025†
16.07 0.08 5.73 — 5.81 (0.07) — — (0.07) 21.81 36.28 36 .52 2.52 0.95 (1.18) 0.39 7,853 144
Year ended
May 31, 2024†
9.73 0.05 6.32 — 6.37 (0.03) — — (0.03) 16.07 65.50 65.23 5.63 0.95 (4.33) 0.35 3,213 298
Year ended
May 31, 2023†
9.83 0.16 (0.03) — 0.13 (0.23) — — (0.23) 9.73 1.98 1.97 8.96 0.95 (6.09) 1.92 779 47
Year ended
May 31, 2022†
11.95 0.15 (2.10) — (1.95) (0.17) — — (0.17) 9.83 (16.64) (16.77) 5.55 0.95 (3.37) 1.23 1,965 34
Ultra Consumer Discretionary
Year ended
May 31, 2026
44.04 0.55 7.44 — 7.99 (0.56) — — (0.56) 51 .47 18.21 18.28 1.67 0.95 0.39 1.11 11,581 5
Year ended
May 31, 2025
33.56 0.25 10.42 — 10.67 (0.19) — — (0.19) 44.04 31.83 32.27 1.63 0.95 (0.09) 0.59 13,874 31
Year ended
May 31, 2024
27.22 0.03 6.34 — 6.37 (0.03) — — (0.03) 33.56 23.40 23.27 1.60 0.95 (0.57) 0.08 13,256 37
Year ended
May 31, 2023
29.21 0.19 (2.12) — (1.93) (0.06) — — (0.06) 27.22 (6.57) (6.68) 1.88 0.95 (0.19) 0.74 12,930 77
Year ended
May 31, 2022
48.65 (0.16) (19.28) — (19.44) — — — — 29.21 (39.97) (39.99) 1.32 0.95 (0.71) (0.35) 13,874 18

320 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra Consumer Staples
Year ended
May 31, 2026
$ 19.41 $ 0.38 $ (0.80) $ — $ (0.42) $ (0.41) $ — $ — $ (0.41) $ 18.58 (2.05) % (1.72) % 2.02% 0.95% 1.01% 2.08% $ 11,707 7%
Year ended
May 31, 2025
17.76 0.33 1.62 — 1.95 (0.30) — — (0.30) 19.41 11.04 11.22 2.19 0.95 0.53 1.77 10,095 34
Year ended
May 31, 2024
16.25 0.32 1.32 — 1.64 (0.13) — — (0.13) 17.76 10 .19 9.45 2.54 0.95 0.38 1.97 7,816 26
Year ended
May 31, 2023
20.90 0.29 (4.74) — (4.45) (0.20) — — (0.20) 16.25 (21.33) (20.93) 2.46 0.95 0.08 1.60 8,126 37
Year ended
May 31, 2022
22.44 0.09 (1.56) — (1.47) (0.07) — — (0.07) 20.90 (6.57) (6.61) 1.80 0.95 (0.50) 0.35 8,362 9
Ultra Copper K-1 Free ETF
April 20, 2026*
through May 31,
2026
40.00 0.04 2.89 — 2.93 — — — — 42.93 7.34 7.43 3.44 0.95 (1.58) 0.92 7,299 —
* Commencement of investment operations.

321 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra Dow30
SM
Year ended
May 31, 2026†
$ 45.34 $ 0.56 $ 17.35 $ — $ 17.91 $ (0.57) $ — $ — $ (0.57) $ 62.68 39.75% 39.94% 0.95% 0.95% 1.02% 1.03% $ 523,355 — % (j )
Year ended
May 31, 2025†
40.85 0.46 4.51 — 4.97 (0.48) — — (0.48) 45.34 12.17 11.83 0 .96 0.95 0.99 1.00 398,969 11
Year ended
May 31, 2024†
31.05 0.49 9.54 — 10.03 (0.23) — — (0.23) 40.85 32.31 32.36 0.96 0.95 1.32 1.33 383,950 4
Year ended
May 31, 2023†
32.68 0.54 (1.97) — (1.43) (0.20) — — (0.20) 31.05 (4.35) (4.35) 0.97 0.95 1.72 1.74 319,777 11
Year ended
May 31, 2022†
36.11 0.21 (3.51) — (3.30) (0.13) — — (0.13) 32.68 (9.21) (9.21) 0.95 0.95 0.59 0.59 385,592 4
Ultra Energy
Year ended
May 31, 2026
30.78 0.83 24.44 — 25.27 (0.90) — — (0.90) 55.15 83.26 83 .95 1.06 0.95 1.87 1.99 74,617 5
Year ended
May 31, 2025
43.99 1.04 (13.10) — (12.06) (1.15) — — (1.15) 30.78 (27.93) (28.28) 1.07 0.95 2.54 2.66 64,734 27
Year ended
May 31, 2024
31.27 0.84 12.34 — 13.18 (0.46) — — (0.46) 43.99 42.26 42.64 1.04 0.95 2.02 2.11 118,897 22
Year ended
May 31, 2023
43.71 0.75 (12.82) — (12 .07) (0.37) — — (0.37) 31.27 (27.74) (27.60) 1.03 0.95 1.88 1.96 109,549 61
Year ended
May 31, 2022
16.69 0.43 27.11 — 27.54 (0.52) — — (0.52) 43.71 168.23 167.93 0.99 0.95 1.95 1.99 218,701 31

322 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra Financials
Year ended
May 31, 2026
$ 90.43 $ 0.96 $ (1.58) (i) $ — $ (0.62) $ (0.86) $ (9.83) $ — $ (10.69) $ 79.12 (2.53) % (2.36) % 0.93% 0.93% 1.07% 1.07% $ 690,916 46%
Year ended
May 31, 2025
65.71 0.70 24.69 — 25 .39 (0.67) — — (0.67) 90.43 38.75 38.62 0.94 0.94 0.86 0.86 837,186 12
Year ended
May 31, 2024
40.52 0.38 25.19 — 25.57 (0.38) — — (0.38) 65.71 63.44 63.38 0.95 0.95 0.73 0.73 680,638 221
Year ended
May 31, 2023
53.90 0.46 (13.43) — (12.97) (0.41) — — (0.41) 40.52 (24.13) (24.18) 0.95 0.95 1.00 1.00 474,341 50
Year ended
May 31, 2022
63.67 0.22 (6.71) — (6.49) (0.18) (3.10) — (3.28) 53.90 (11.16) (11.22) 0.95 0.95 0.35 0.35 671,523 9
Ultra FTSE China 50
Year ended
May 31, 2026
22.44 0 .54 (1.45) — (0.91) (0.57) — — (0.57) 20.96 (4.54) (4.24) 1.49 0.95 1.52 2.07 10,166 —
Year ended
May 31, 2025
15.64 0.68 6.78 — 7.46 (0.66) — — (0.66) 22.44 48.39 47.70 1.53 0.95 2.97 3.55 14,701 —
Year ended
May 31, 2024
16.98 0.34 (1.26) — (0.92) (0.42) — — (0.42) 15.64 (5.33) (5.12) 1.84 0.95 1.31 2.20 10,560 —
Year ended
May 31, 2023
29.78 0.23 (13.01) — (12.78) (0.02) — — (0.02) 16.98 (42.94) (42.93) 1.77 0.97 0.19 0.99 9,592 —
Year ended
May 31, 2022
70.23 (0.44) (40.01) — (40.45) — — — — 29.78 (57.59) (57.66) 1.49 0.95 (1.47) (0.93) 10,424 —

323 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra FTSE Europe
Year ended
May 31, 2026
$ 76.52 $ 1.60 $ 22.42 $ — $ 24.02 $ (1.30) $ (0.75) $ — $ (2.05) $ 98.49 31.85% 31.87% 1.68% 0.95% 1.09% 1.82% $ 14,281 — %
Year ended
May 31, 2025
66.95 1.50 9.45 — 10.95 (1 .38) — — (1.38) 76.52 16.90 17.14 2.74 0.95 0.53 2.32 8,800 —
Year ended
May 31, 2024
51.61 1.06 15.31 — 16.37 (1.03) — — (1.03) 66.95 32.12 31.90 3.05 0.95 (0.18) 1.91 5,021 —
Year ended
May 31, 2023
52.93 0.49 (1.70) — (1.21) (0.11) — — (0.11) 51.61 (2.28) (2.36) 3.06 0.95 (1.05) 1.05 3,871 —
Year ended
May 31, 2022
69.86 (0.59) (16.34) — (16.93) — — — — 52.93 (24.25) (24.74) 2.61 0.95 (2.56) (0.90) 3,969 —
Ultra Health Care
Year ended
May 31, 2026
39.47 0.71 7.68 — 8.39 (0.75) — — (0.75) 47.11 21.41 21.30 1.08 0.95 1.40 1.53 72,081 4
Year ended
May 31, 2025
49.40 0.61 (9.96) — (9.35) (0.58) — — (0.58) 39.47 (19.15) (19 .03) 1.07 0.95 1.11 1.23 64,341 2
Year ended
May 31, 2024
41.15 0.49 7.93 — 8.42 (0.17) — — (0.17) 49.40 20.50 20.03 1.05 0.95 0.97 1.07 86,947 4
Year ended
May 31, 2023
46.21 0.46 (5.41) — (4.95) (0.11) — — (0.11) 41.15 (10.76) (10.55) 1.08 0.95 0.90 1.03 80,233 19
Year ended
May 31, 2022
44.20 0.12 1.97 — 2 .09 (0.08) — — (0.08) 46.21 4.70 4.60 1.02 0.95 0.17 0.24 117,843 12

324 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra High Yield
Year ended
May 31, 2026
$ 74.65 $ 1.94 $ 4.96 $ — $ 6.90 $ (2.63) $ — $ — $ (2.63) $ 78.92 9.37% 9.44% 1.63% 0.95% 1.81% 2.49% $ 8,681 — %
Year ended
May 31, 2025
68.44 2.04 6.48 — 8.52 (2.31) — — (2.31) 74.65 12.60 12.64 1.66 0 .95 2.10 2.81 17,917 —
Year ended
May 31, 2024
60.58 1.94 7.45 — 9.39 (1.53) — — (1.53) 68.44 15.62 15.36 1.58 0.95 2.36 2.99 7,529 —
Year ended
May 31, 2023
67.42 1.07 (6.33) — (5.26) (1.58) — — (1.58) 60.58 (7.79) (7.83) 1.68 0.96 1.01 1.73 5,452 —
Year ended
May 31, 2022
75.77 (0.71) (7.39) — (8.10) — (0.25) — (0 .25) 67.42 (10.74) (10.63) 1.17 0.95 (1.15) (0.93) 20,227 —
Ultra Industrials
Year ended
May 31, 2026
40.51 0.29 15.37 — 15.66 (0.38) — — (0.38) 55.79 38.86 38.81 1.32 0 .95 0.24 0.60 28,452 4
Year ended
May 31, 2025
32.82 0.19 7.64 — 7.83 (0.14) — — (0.14) 40.51 23.93 24.00 1.41 0.95 0.07 0.53 22,688 2
Year ended
May 31, 2024
21.38 0.13 11.39 — 11.52 (0.08) — — (0.08) 32.82 53.88 53.70 1.44 0.95 (0.02) 0.47 23,302 8
Year ended
May 31, 2023
23.85 0.21 (2.63) — (2.42) (0.05) — — (0 .05) 21.38 (10.14) (10.09) 1.68 0.95 0.18 0.91 16,252 73
Year ended
May 31, 2022
33.02 0.01 (9.17) — (9.16) (0.01) — — (0.01) 23.85 (27.77) (27.70) 1.32 0.95 (0.33) 0.05 16,694 9

325 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra Materials
Year ended
May 31, 2026
$ 22 .93 $ 0.34 $ 7.31 $ — $ 7.65 $ (0.37) $ — $ — $ (0.37) $ 30.21 33.74% 33.84% 1.18% 0.95% 1.06% 1.29% $ 40,027 18%
Year ended
May 31, 2025
27.73 0.28 (4.83) — (4.55) (0.25) — — (0 .25) 22.93 (16.48) (16.22) 1.22 0.95 0.80 1.07 32,902 42
Year ended
May 31, 2024
19.73 0.21 7.89 — 8.10 (0.10) — — (0.10) 27.73 41.07 40.19 1.19 0.95 0.62 0.87 45,059 2
Year ended
May 31, 2023
26.77 0.34 (7.23) — (6.89) (0.15) — — (0.15) 19.73 (25.72) (25.47) 1.18 0.95 1.32 1.55 37,988 40
Year ended
May 31, 2022
26.79 0.16 (0 .02) — 0.14 (0.16) — — (0.16) 26.77 0.54 0.22 1.10 0.95 0.50 0.65 62,229 5
Ultra MidCap400
Year ended
May 31, 2026
59.72 0.60 26.63 — 27.23 (0.59) — — (0.59) 86.36 45.85 45.93 1.01 0.95 0.78 0.84 159,761 17
Year ended
May 31, 2025
64.77 0.28 (5.04) — (4.76) (0.29) — — (0.29) 59.72 (7.39) (7.44) 1.01 0.95 0.36 0.42 132,866 22
Year ended
May 31, 2024
45.36 0.32 19.45 — 19.77 (0.36) — — (0.36) 64.77 43.73 43.61 1.00 0.95 0.52 0.58 137,634 27
Year ended
May 31, 2023
54.03 0.60 (8.73) — (8.13) (0.54) — — (0.54) 45.36 (15.04) (14.94) 1.04 0.95 1.11 1.21 114,542 46
Year ended
May 31, 2022
65.80 0.18 (11.82) — (11.64) (0.13) — — (0.13) 54.03 (17.73) (17.75) 0.99 0.95 0.24 0.28 122,914 52

326 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra MSCI Brazil Capped
Year ended
May 31, 2026
$ 18.90 $ 0.51 $ 12.76 $ — $ 13.27 $ (0.55) $ — $ — $ (0.55) $ 31.62 71.08% 70.68% 3.26% 0.95% (0.47) % 1.84% $ 3,844 — %
Year ended
May 31, 2025
23.09 0.86 (3.98) — (3.12) (1.07) — — (1.07) 18.90 (13.34) (12.84) 5.11 0.95 0.31 4.47 2,297 —
Year ended
May 31, 2024
22.55 0.74 0.35 — 1.09 (0.55) — — (0.55) 23 .09 4.31 4.02 2.85 0.95 0.71 2.60 3,268 —
Year ended
May 31, 2023
32.73 0.13 (10.31) — (10.18) — — — — 22.55 (31.12) (31.43) 2.65 0.95 (1.15) 0.55 4,544 —
Year ended
May 31, 2022
37.27 (0.27) (4.27) — (4.54) — — — — 32.73 (12.21) (11.88) 2.22 0.95 (2.17) (0.90) 9,543 —
Ultra MSCI EAFE
Year ended
May 31, 2026
54.04 1.15 18.76 — 19.91 (1.10) — — (1.10) 72.85 37.32 37.61 1.28 0.95 1.49 1.82 29,505 —
Year ended
May 31, 2025
47.73 0.98 6.23 — 7.21 (0.90) — — (0.90) 54.04 15.47 14 .74 1.87 0.95 1.18 2.10 14,860 —
Year ended
May 31, 2024
38.36 0.81 9.46 — 10.27 (0.90) — — (0.90) 47.73 27.13 27.27 1.83 0.95 1.09 1.96 10,739 —
Year ended
May 31, 2023
40.28 0.48 (2.31) — (1.83) (0.09) — — (0.09) 38.36 (4.54) (4.37) 1.81 0.95 0.48 1.33 10,550 —
Year ended
May 31, 2022
52.83 (0.45) (12.10) — (12.55) — — — — 40.28 (23.76) (23.48) 1.68 0.95 (1.64) (0.91) 9,064 —

327 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra MSCI Emerging Markets
Year ended
May 31, 2026
$ 56.68 $ 1.48 $ 62.72 $ — $ 64.20 $ (1.52) $ — $ — $ (1.52) $ 119.36 114.85% 115.75% 1.18% 0.95% 1.56% 1.79% $ 42,970 — %
Year ended
May 31, 2025
52.32 1 .83 4.46 — 6.29 (1.93) — — (1.93) 56.68 12.19 11.88 1.46 0.95 2.82 3.33 25,504 —
Year ended
May 31, 2024
47.07 1.40 5.15 — 6.55 (1.30) — — (1.30) 52.32 14.13 14.08 1.48 0.95 2.30 2.83 15,697 —
Year ended
May 31, 2023
62.90 0.62 (16.35) — (15.73) (0.10) — — (0.10) 47.07 (25.01) (24.99) 1.36 0.96 0.81 1.21 16,474 —
Year ended
May 31, 2022
105.83 (0.80) (42.13) — (42.93) — — — — 62.90 (40.57) (40.56) 1.09 0.95 (1.05) (0.90) 26,731 —
Ultra MSCI Japan
Year ended
May 31, 2026
42.59 1.35 21.96 — 23.31 (1.06) — — (1.06) 64.84 55.43 55.20 2.27 0.99 1.23 2.51 14,266 —
Year ended
May 31, 2025
40.31 0.66 2.38 — 3.04 (0.76) — — (0.76) 42.59 7.78 8.15 2.69 0.95 (0.06) 1.68 6,389 —
Year ended
May 31, 2024
32.11 0.62 8.04 — 8.66 (0.46) — — (0.46) 40.31 27.15 27.23 2.05 0.95 0.60 1.70 9,272 —
Year ended
May 31, 2023
32.91 0.21 (0.85) — (0.64) (0.16) — — (0.16) 32.11 (1.89) (2.29) 3.75 0.95 (2.08) 0.73 9,313 111
Year ended
May 31, 2022
47.18 (0.33) (13.94) — (14.27) — — — — 32.91 (30.24) (30.26) 2.25 0.96 (2.05) (0.76) 5,760 579

328 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra Nasdaq Biotechnology
Year ended
May 31, 2026
$ 43.01 $ 0.33 $ 41.81 $ — $ 42.14 $ (0.49) $ — $ — $ (0.49) $ 84.66 98.53% 98.32% 1.17% 0.95% 0.25% 0.47% $ 73,652 29%
Year ended
May 31, 2025
56.04 0.60 (12.69) — (12.09) (0.94) — — (0.94) 43.01 (21.93) (21.98) 1.19 0.95 0.82 1.06 44,300 28
Year ended
May 31, 2024
52.21 0.25 3.66 — 3.91 (0.08) — — (0.08) 56.04 7.49 7.51 1.14 0.95 0.28 0.47 88,267 32
Year ended
May 31, 2023
48.04 0.11 4.08 — 4.19 (0.02) — — (0.02) 52.21 8.71 8.53 1.15 0.95 — (j ) 0.20 96,593 23
Year ended
May 31, 2022
84.53 (0.23) (36.26) — (36 .49) — — — — 48.04 (43.17) (43.05) 1.08 0.95 (0.41) (0.28) 93,685 27
Ultra Nasdaq Cloud Computing
Year ended
May 31, 2026
30.52 0.26 11.90 — 12.16 (0.26) — — (0.26) 42.42 40.00 39.75 5.86 0.95 (4.13) 0.78 3,605 28
Year ended
May 31, 2025
21.77 0.08 8.75 — 8.83 (0.08) — — (0.08) 30.52 40.55 40.80 5.04 0.95 (3.82) 0.27 2,594 61
Year ended
May 31, 2024
15.73 — (h) 6.04 — 6.04 — — — — 21.77 38.39 38.46 4.91 0.95 (3.96) (0.01) 2,721 59
Year ended
May 31, 2023
18.30 0.03 (2.60) — (2 .57) — — — — 15.73 (14.04) (14.04) 7.37 0.95 (6.20) 0.21 1,573 70
Year ended
May 31, 2022
39.18 (0.16) (20.72) — (20.88) — — — — 18.30 (53.30) (53.81) 3 .49 0.95 (2.96) (0.43) 1,830 74

329 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra Nasdaq Cybersecurity
Year ended
May 31, 2026
$ 56.82 $ 1.20 $ 19.39 $ — $ 20.59 $ (1.13) $ — $ — $ (1.13) $ 76.28 37.19% 36.70% 2.76% 0.95% 0.43% 2.23% $ 6,865 — %
Year ended
May 31, 2025
36.63 0.95 20.30 — 21.25 (1.06) — — (1.06) 56.82 58.85 59.31 2.87 0.95 0.12 2.04 4,546 —
Year ended
May 31, 2024
28.45 0.73 7.80 — 8.53 (0.35) — — (0.35) 36.63 29.95 30.02 3.97 0.95 (0.99) 2.03 3,297 —
Year ended
May 31, 2023
31.11 0.10 (2.76) — (2.66) — — — — 28.45 (8.54) (8.99) 4.05 0.95 (2.71) 0.39 1,992 —
Year ended
May 31, 2022
37.53 (0.41) (5 .77) — (6.18) — (0.24) — (0.24) 31.11 (16.75) (16.09) 2.07 0.95 (2.01) (0.89) 2,333 —
Ultra Palladium K-1 Free ETF
April 20, 2026*
through May 31,
2026
40.00 0.05 (10.76) — (10.71) — — — — 29.29 (26.78) (26.88) 5.57 0.95 (3.33) 1.29 3,222 —
* Commencement of investment operations.

330 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra Platinum K-1 Free ETF
April 20, 2026*
through May 31,
2026
$ 40.00 $ 0 .05 $ (7.27) $ — $ (7.22) $ — $ — $ — $ — $ 32.78 (18.04) % (18.05) % 5.30% 0.95% (3.21) % 1.14% $ 3,934 — %
Ultra QQQ
®
Year ended
May 31, 2026†
52.44 0.09 46.06 — 46.15 (0.12) — — (0 .12) 98.47 88.15 88.39 0.96 0.89 0.06 0.13 14,475,022 23
Year ended
May 31, 2025†
44.51 0.13 7.92 — 8.05 (0.12) — — (0.12) 52.44 18.10 17.80 0.98 0.95 0.22 0.25 7,681,861 16
Year ended
May 31, 2024†
28.63 0.10 15.85 — 15.95 (0.07) — — (0.07) 44.51 55.71 55.74 0.97 0.95 0.25 0.27 6,315,591 24
Year ended
May 31, 2023†
25.34 0.22 3.12 — 3.34 (0.05) — — (0.05) 28.63 13.34 13.47 0.98 0.95 0.97 1.01 4,586,772 27
Year ended
May 31, 2022†
31.81 (0.11) (6.36) — (6.47) — — — — 25.34 (20 .35) (20.44) 0.98 0.95 (0.33) (0.30) 3,679,324 54
* Commencement of investment operations.

331 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra QQQ Mega
June 10, 2025*
through May 31,
2026
$ 40.00 $ 0.43 $ 28.23 $ — $ 28.66 $ (0.28) $ — $ — $ (0.28) $ 68.38 71.87% 72.06% 1.22% 0.95% 0.53% 0.80% $ 30,089 93%
Ultra QQQ Top 30
August 13, 2025*
through May 31,
2026
40.00 0.25 21.44 — 21.69 (0.25) (0.03) — (0.28) 61.41 54.59 54.68 1.84 0.96 (0.16) 0.72 5,527 347
* Commencement of investment operations.

332 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra Real Estate
Year ended
May 31, 2026
$ 63.66 $ 1.45 $ 4.61 $ — $ 6 .06 $ (1.37) $ — $ — $ (1.37) $ 68.35 9.83% 9.79% 1.12% 0.95% 2.11% 2.28% $ 55,965 9%
Year ended
May 31, 2025
55.67 1.37 8.14 — 9.51 (1.52) — — (1.52) 63.66 17.15 17.30 1.10 0.95 1.93 2.08 61,667 5
Year ended
May 31, 2024
52.72 1.11 2.72 — 3.83 (0.88) — — (0.88) 55.67 7.23 7.06 1.10 0.95 1.86 2.01 57,552 25
Year ended
May 31, 2023
82.93 1.29 (30.77) — (29.48) (0.73) — — (0.73) 52.72 (35.66) (35.59) 1.09 0.95 1.86 2.00 59,771 29
Year ended
May 31, 2022
84.64 0.63 (1.66) — (1.03) (0.68) — — (0.68) 82.93 (1.39) (1.59) 1.04 0.95 0.56 0.65 102,313 10
Ultra Russell2000
Year ended
May 31, 2026
34.18 0.43 28.95 — 29.38 (0.48) — — (0.48) 63.08 86 .47 86.86 1.08 0.95 0.81 0.94 249,160 48
Year ended
May 31, 2025
38.33 0.43 (4.07) — (3.64) (0.51) — — (0.51) 34.18 (9.69) (10.00) 1.07 0.95 0.94 1.06 309,292 66
Year ended
May 31, 2024
29.74 0.37 8.41 — 8.78 (0.19) — — (0.19) 38.33 29.56 30.05 1.09 0.95 0.91 1.06 205,065 40
Year ended
May 31, 2023
37.10 0.42 (7.65) — (7 .23) (0.13) — — (0.13) 29.74 (19.51) (19.57) 1.15 0.95 1.05 1.25 120,439 58
Year ended
May 31, 2022
57.80 (0.03) (20.67) — (20.70) — — — — 37.10 (35.82) (35 .93) 1.31 0.95 (0.42) (0.06) 181,770 47

333 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra S&P500
®
Year ended
May 31, 2026†
$ 44.62 $ 0.42 $ 24.80 $ — $ 25.22 $ (0.43) $ — $ — $ (0.43) $ 69.41 56.80% 57.17% 0.88% 0.84% 0.72% 0.75% $ 8,377,274 12%
Year ended
May 31, 2025†
38.79 0.39 5.83 — 6.22 (0 .39) — — (0.39) 44.62 16.03 15.68 0.88 0.87 0.88 0.89 5,622,094 4
Year ended
May 31, 2024†
25.79 0.33 12.82 — 13.15 (0.15) — — (0.15) 38.79 51.06 51.04 0.89 0 .89 1.03 1.04 5,108,941 4
Year ended
May 31, 2023†
26.94 0.40 (1.46) — (1.06) (0.09) — — (0.09) 25.79 (3.89) (3.83) 0.91 0.91 1.67 1.67 3,512,357 13
Year ended
May 31, 2022†
28.56 0.10 (1.66) — (1.56) (0.06) — — (0.06) 26.94 (5.49) (5.53) 0.89 0.89 0.31 0.32 3,424,199 19
Ultra S&P 500 Equal Weight
August 25, 2025*
through May 31,
2026
40.00 0.35 7.25 — 7.60 (0.28) — — (0.28) 47.32 19.09 19.05 1.34 0.95 0.70 1.09 30,284 72
* Commencement of investment operations.

334 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra Semiconductors
Year ended
May 31, 2026†
$ 27.52 $ 0.26 $ 74.37 $ — $ 74.63 $ (0.24) $ — $ — $ (0.24) $ 101.91 272.30% 273.87% 0.94% 0.94% 0.49% 0.49% $ 3,040,954 104%
Year ended
May 31, 2025†
29.38 0.14 (1.94) — (1.80) (0.06) — — (0.06) 27.52 (6.14) (6.21) 0.95 0.95 0.46 0.46 1,005,564 205
Year ended
May 31, 2024†
9.21 (0.01) 20.19 — 20.18 (0.01) — — (0.01) 29.38 219.24 219.26 0.95 0.95 (0.09) (0.09) 1,002,455 104
Year ended
May 31, 2023†
7.07 0.05 2.11 — 2.16 (0.02) — — (0.02) 9.21 30.55 30.34 1.03 0.95 0.82 0.90 254,142 54
Year ended
May 31, 2022†
7.84 (0.01) (0 .76) — (0.77) — — — — 7.07 (9.81) (9.79) 0.97 0.95 (0.09) (0.07) 247,580 83
Ultra SmallCap600
Year ended
May 31, 2026
20.59 0.29 12.52 — 12.81 (0.26) — — (0 .26) 33.14 62.60 62.15 1.48 0.95 0.57 1.09 27,011 25
Year ended
May 31, 2025
24.54 0.31 (3.90) — (3.59) (0.36) — — (0.36) 20.59 (14.88) (14.61) 1.37 0.95 0.83 1 .25 27,070 38
Year ended
May 31, 2024
19.08 0.28 5.44 — 5.72 (0.26) — — (0.26) 24.54 30.10 29.80 1.41 0.95 0.81 1.27 32,758 38
Year ended
May 31, 2023
24.86 0.24 (5 .92) — (5.68) (0.10) — — (0.10) 19.08 (22.87) (22.82) 1.39 0.95 0.67 1.11 26,429 29
Year ended
May 31, 2022
31.80 0.02 (6.96) — (6.94) — — — — 24.86 (21 .84) (21.78) 1.29 0.95 (0.26) 0.08 32,935 27

335 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra Technology
Year ended
May 31, 2026
$ 63.73 $ 0.09 $ 95.21 $ — $ 95.30 $ (0.23) $ — $ — $ (0.23) $ 158.80 149.89% 150.45% 0.93% 0.93% 0.10% 0.10% $ 1,356,941 8%
Year ended
May 31, 2025
60.70 0.23 2.95 — 3.18 (0 .15) — — (0.15) 63.73 5.23 5.41 0.95 0.95 0.35 0.35 631,247 69
Year ended
May 31, 2024
40.36 — (h) 20.35 — 20.35 (0.01) — — (0.01) 60.70 50.42 49.69 0.95 0 .95 0.01 0.01 662,541 17
Year ended
May 31, 2023
34.97 0.11 5.28 — 5.39 — — — — 40.36 15.43 15.61 0.97 0.95 0.36 0.38 575,192 56
Year ended
May 31, 2022
41.71 (0 .22) (6.52) — (6.74) — — — — 34.97 (16.16) (16.21) 0.95 0.95 (0.43) (0.43) 539,380 41
Ultra Utilities
Year ended
May 31, 2026†
20.32 0.34 2.63 — 2.97 (0.35) — — (0.35) 22.94 14.72 14.50 1.55 0.95 0.87 1.47 19,270 1
Year ended
May 31, 2025†
16.93 0.37 3.37 — 3.74 (0.35) — — (0.35) 20.32 22.42 22.47 1.59 0.95 1.38 2.02 16,663 13
Year ended
May 31, 2024†
14.39 0.31 2.53 — 2.84 (0.30) — — (0.30) 16.93 20.18 20.12 1.94 0.95 1.27 2.26 15,910 4
Year ended
May 31, 2023†
19.90 0.32 (5 .51) — (5.19) (0.32) — — (0.32) 14.39 (26.25) (26.13) 1.68 0.95 1.12 1.85 9,496 25
Year ended
May 31, 2022†
15.26 0.29 4.58 — 4.87 (0.23) — — (0.23) 19.90 32.18 31.65 1.36 0.95 1.29 1.70 23,880 20

336 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraPro Dow30
SM
Year ended
May 31, 2026†
$ 42.19 $ 0.74 $ 23.70 $ — $ 24.44 $ (0.78) $ — $ — $ (0.78) $ 65.85 58.50% 58.90% 0.94% 0.94% 1.36% 1.36% $ 826,459 — % (j )
Year ended
May 31, 2025†
38.41 0.58 3.74 — 4.32 (0.54) — — (0.54) 42.19 11.19 10.66 0.95 0.95 1.28 1.28 679,198 24
Year ended
May 31, 2024†
26.53 0.32 11.88 — 12.20 (0.32) — — (0.32) 38.41 46.22 46.34 0.95 0.95 0.96 0.96 722,062 87
Year ended
May 31, 2023†
30.61 0.42 (4.19) — (3.77) (0.31) — — (0.31) 26.53 (12.26) (12.26) 0.95 0.95 1.52 1.52 607,448 42
Year ended
May 31, 2022†
36.71 0.19 (6.19) — (6.00) (0.10) — — (0.10) 30.61 (16.40) (16.40) 0.95 0.95 0.51 0.51 691,723 36
UltraPro MidCap400
Year ended
May 31, 2026
20.79 0.24 13.57 — 13.81 (0.27) — — (0.27) 34.33 66.93 66.48 1.39 0.95 0.48 0.92 31,929 25
Year ended
May 31, 2025
25.79 0.25 (5.03) — (4.78) (0 .22) — — (0.22) 20.79 (18.70) (18.58) 1.40 0.95 0.52 0.97 26,193 67
Year ended
May 31, 2024
15.95 0.10 9.79 — 9.89 (0.05) — — (0.05) 25.79 62.01 62.40 1.50 0 .95 (0.07) 0.48 33,007 48
Year ended
May 31, 2023
22.49 0.13 (6.59) — (6.46) (0.08) — — (0.08) 15.95 (28.73) (28.77) 1.52 0.95 0.15 0.72 23,527 78
Year ended
May 31, 2022
32.13 0.01 (9.62) — (9.61) (0.03) — — (0.03) 22.49 (29.95) (30.05) 1.32 0.95 (0.33) 0.03 29,799 96

337 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraPro QQQ
®
Year ended
May 31, 2026†
$ 35.08 $ 0.34 $ 49.47 $ — $ 49.81 $ (0.32) $ — $ — $ (0.32) $ 84.57 142.72% 143.27% 0.94% 0.78% 0.51% 0.67% $ 39,747,278 25%
Year ended
May 31, 2025†
31.24 0.46 3.87 — 4.33 (0.49) — — (0.49) 35.08 13.82 13.45 0 .97 0.82 1.17 1.32 24,411,133 25
Year ended
May 31, 2024†
17.34 0.38 13.87 — 14.25 (0.35) — — (0.35) 31.24 82.84 82.67 0.97 0.84 1.49 1.63 21,486,427 32
Year ended
May 31, 2023†
16.51 0.25 0.70 — 0.95 (0.12) — — (0.12) 17.34 6.27 6.38 0.98 0.88 1.96 2.06 15,391,729 168
Year ended
May 31, 2022†
25.58 (0.05) (9.02) — (9 .07) — — — — 16.51 (35.44) (35.57) 0.98 0.86 (0.35) (0.23) 13,697,179 127
UltraPro Russell2000
Year ended
May 31, 2026
34.17 0.55 45.77 — 46.32 (0.50) — — (0.50) 79.99 136.29 137.24 1.13 0.95 0.86 1.04 351,968 48
Year ended
May 31, 2025
45.37 0.61 (11.11) — (10.50) (0.70) — — (0.70) 34.17 (23.51) (23.81) 1.08 0.95 1.20 1.33 295,605 91
Year ended
May 31, 2024
33.80 0.22 11.56 — 11.78 (0.21) — — (0.21) 45.37 34.95 35.25 1.12 0.95 0.36 0.54 489,975 526
Year ended
May 31, 2023
52.41 0.36 (18 .82) — (18.46) (0.15) — — (0.15) 33.80 (35.25) (35.14) 1.11 0.95 0.69 0.85 204,461 85
Year ended
May 31, 2022
110.95 (0.07) (58.47) — (58.54) — — — — 52.41 (52.76) (52.92) 1.29 0.95 (0.42) (0.08) 259,439 60

338 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraPro S&P500
®
Year ended
May 31, 2026
$ 80.02 $ 1.01 $ 69.05 $ — $ 70.06 $ (1.01) $ — $ — $ (1.01) $ 149.07 88.11% 88.80% 0.88% 0.88% 0.91% 0.92% $ 5,597,522 15%
Year ended
May 31, 2025
70.02 0.89 10.00 — 10.89 (0.89) — — (0.89) 80.02 15.51 14.91 0.89 0.89 1.09 1.09 3,836,825 5
Year ended
May 31, 2024
39.85 0.45 30.16 — 30.61 (0.44) — — (0.44) 70.02 77.20 77.37 0.91 0.91 0.86 0.86 3,441,239 18
Year ended
May 31, 2023
46.40 0.66 (6.99) — (6.33) (0.22) — — (0.22) 39.85 (13.55) (13.53) 0.92 0.92 1.77 1.77 2,387,091 34
Year ended
May 31, 2022
53.12 0.11 (6.76) — (6.65) (0.07) — — (0.07) 46.40 (12.57) (12.58) 0.91 0.91 0.18 0.18 2,573,073 66
UltraPro Short 20+ Year Treasury
Year ended
May 31, 2026
78.59 1.69 (5.08) — (3.39) (1.44) (5.01) — (6.45) 68.75 (3.82) (3.46) 1.25 0.95 2.13 2.43 18,810 —
Year ended
May 31, 2025
78.59 1.41 2.97 — 4.38 (1.07) (3.31) — (4.38) 78.59 5.82 5.84 1.13 0.95 1.81 1.99 24,647 —
Year ended
May 31, 2024
66.12 1.41 18.23 — 19.64 (5.19) (1.98) — (7.17) 78.59 33.10 33.65 0.98 0.95 1.85 1.87 38,793 —
Year ended
May 31, 2023
56.55 1.00 9.07 — 10.07 (0.50) — — (0.50) 66.12 17.83 17.61 0.95 0.95 1.51 1.51 257,438 —
Year ended
May 31, 2022
41.80 (0.30) 15.05 — 14.75 — — — — 56.55 35.27 34.06 0.95 0.95 (0.79) (0.79) 403,941 —

339 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraPro Short Dow30
SM
Year ended
May 31, 2026
$ 47.26 $ 1.34 $ (20.76) $ — $ (19.42) $ (1.48) $ — $ — $ (1.48) $ 26.36 (41.89) % (42.02) % 0.98% 0.95% 3.88% 3.90% $ 176,564 — %
Year ended
May 31, 2025
69.21 3.21 (21.35) — (18.14) (3.81) — — (3.81) 47.26 (26 .83) (26.50) 0.97 0.95 5.96 5.98 217,277 —
Year ended
May 31, 2024
109.38 4.10 (40.19) —(h) (36.09) (4.08) — — (4.08) 69.21 (33.49) (33.51) 0.95 0.95 4.90 4.90 287,966 —
Year ended
May 31, 2023
123.99 2.51 (15.84) — (13.33) (1.28) — — (1.28) 109.38 (10.80) (10.79) 0.95 0.95 2.23 2.23 705,315 —
Year ended
May 31, 2022
132.53 (1.05) (7.49) — (8.54) — — — — 123.99 (6.45) (6.47) 0.95 0.95 (0.87) (0.87) 351,588 —
UltraPro Short MidCap400
Year ended
May 31, 2026†
17.39 0.51 (8.90) — (8.39) (0.58) — — (0.58) 8.42 (49.48) (49.32) 4.27 0.95 0.80 4.12 2,099 —
Year ended
May 31, 2025†
21.66 0.84 (4.36) — (3.52) (0.75) — — (0.75) 17.39 (16.47) (16.71) 3.28 0.95 2.04 4.37 3,293 —
Year ended
May 31, 2024†
44.26 0.77 (22.47) — (21.70) (0.90) — — (0.90) 21.66 (49.63) (49.52) 2.51 0.95 0.90 2.46 3,667 —
Year ended
May 31, 2023†
50.49 0.61 (6.58) — (5.97) (0.26) — — (0.26) 44.26 (11.83) (11.86) 1.67 0.95 0.61 1.32 8,821 —
Year ended
May 31, 2022†
53.73 (0.44) (2.80) — (3.24) — — — — 50.49 (6.05) (6.07) 2.11 0.95 (2.04) (0.88) 7,539 —

340 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraPro Short QQQ
®
Year ended
May 31, 2026†
$ 118.40 $ 4.10 $ (79.78) $ — $ (75.68) $ (4.64) $ — $ — $ (4.64) $ 38.08 (65.89) % (65.96) % 0.94% 0.94% 5.64% 5.64% $ 2,252,373 — %
Year ended
May 31, 2025†
251.05 12.16 (130.57) — (118.41) (14.24) — — (14.24) 118.40 (48.87) (48.65) 0.99 0.95 6.98 7.02 3,100,177 —
Year ended
May 31, 2024†
577.50 24.50 (325.02) — (300.52) (25 .93) — — (25.93) 251.05 (53.60) (53.62) 0.98 0.95 6.48 6.51 2,765,099 —
Year ended
May 31, 2023†
1,184.89 23.61 (622.11) — (598.50) (8.89) — — (8.89) 577.50 (50.83) (50.83) 0.99 0.95 2.31 2.35 4,718,175 —
Year ended
May 31, 2022†
1,387.73 (8.43) (194.41) (i) — (202.84) — — — — 1,184.89 (14.62) (14.53) 0.98 0.95 (0.88) (0.84) 2,824,811 —
UltraPro Short Russell2000
Year ended
May 31, 2026†
80.89 2.02 (56.16) — (54.14) (2.30) — — (2.30) 24.45 (68.29) (68.44) 1.10 0.95 4.63 4.78 74,316 —
Year ended
May 31, 2025†
109.04 5.23 (26.92) — (21.69) (6.46) — — (6.46) 80.89 (20.30) (19.87) 1.09 0.95 5.95 6.09 89,137 —
Year ended
May 31, 2024†
207.93 6.66 (99.19) — (92 .53) (6.36) — — (6.36) 109.04 (45.13) (45.24) 1.04 0.95 4.42 4.51 120,151 —
Year ended
May 31, 2023†
235.24 3.43 (29.28) (i) — (25.85) (1.46) — — (1.46) 207.93 (11.02) (10.97) 1.03 0.95 1.55 1.64 234,317 —
Year ended
May 31, 2022†
193.13 (1.67) 43.78 — 42.11 — — — — 235.24 21.80 21.89 1.04 0.95 (0.94) (0.85) 150,418 —

341 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraPro Short S&P500
®
Year ended
May 31, 2026†
$ 78.03 $ 2.66 $ (41.42) $ — $ (38.76) $ (2.89) $ — $ — $ (2.89) $ 36.38 (50.90) % (51.11) % 0.90% 0.90% 5.00% 5.00% $ 454,141 — %
Year ended
May 31, 2025†
129.11 5.96 (49.95) — (43.99) (7.09) — — (7.09) 78.03 (35.12) (34.74) 0.90 0.90 6.12 6.12 566,445 —
Year ended
May 31, 2024†
257.97 12.14 (128.66) 0.05 (116.47) (12.39) — — (12.39) 129.11 (46.48) (46.47) 0.89 0.89 6.48 6.48 614,515 —
Year ended
May 31, 2023†
325.40 7.93 (71.73) — (63.80) (3.63) — — (3.63) 257.97 (19.82) (19.80) 0.90 0.90 2.52 2.52 1,345,949 —
Year ended
May 31, 2022†
391.82 (2.47) (63.95) — (66.42) — — — — 325.40 (16.96) (17.15) 0.90 0.90 (0.80) (0.80) 720,715 —
UltraShort 7-10 Year Treasury
Year ended
May 31, 2026
23.29 0.65 (0.37) — 0.28 (0.71) — — (0.71) 22.86 1.32 1.32 1.53 0.95 2.31 2.89 11,431 —
Year ended
May 31, 2025
24.38 0.78 (1.00) — (0.22) (0.87) — — (0.87) 23.29 (0.82) (0.84) 1.40 0.95 2.92 3.37 13,977 —
Year ended
May 31, 2024
21.55 0.77 2.92 — 3.69 (0.86) — — (0.86) 24.38 17.44 17.56 1.18 0.95 3.03 3.27 17,063 —
Year ended
May 31, 2023
19.49 0.24 1.95 — 2.19 (0.13) — — (0.13) 21.55 11.28 11.30 1.01 0.95 1.09 1.15 32,327 —
Year ended
May 31, 2022
16.73 (0.13) 2.89 — 2.76 — — — — 19.49 16.48 16.50 0.99 0.95 (0.82) (0.78) 122,760 —

342 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort 20+ Year Treasury
Year ended
May 31, 2026
$ 37.05 $ 0.95 $ (1.23) $ — $ (0.28) $ (1.04) $ — $ — $ (1.04) $ 35.73 (0.63) % (0.69) % 0.93% 0.93% 2.72% 2.72% $ 330,437 — %
Year ended
May 31, 2025
36.05 1.40 1.19 — 2.59 (1.59) — — (1.59) 37.05 7.75 7.81 0.93 0.93 4.13 4.13 312,571 —
Year ended
May 31, 2024
29.69 1.47 6.43 — 7.90 (1 .54) — — (1.54) 36.05 27.43 27.67 0.91 0.91 4.26 4.26 362,568 —
Year ended
May 31, 2023
25.69 0.61 3.85 — 4.46 (0.46) — — (0.46) 29.69 17.45 17.56 0.90 0.90 2.10 2.10 531,733 —
Year ended
May 31, 2022
20.51 (0.15) 5.33 — 5.18 — — — — 25.69 25.29 24.21 0.89 0.89 (0.80) (0.80) 1,390,214 —
UltraShort Consumer Discretionary
Year ended
May 31, 2026†
18.57 0.54 (4.60) — (4.06) (0.67) — — (0.67) 13.84 (22.22) (22.10) 2.98 0.95 1.49 3.52 5,930 —
Year ended
May 31, 2025†
31.74 1.04 (13.01) — (11.97) (1.20) — — (1.20) 18.57 (38.21) (38.43) 4.44 0.95 1.00 4.49 2,569 —
Year ended
May 31, 2024†
44.35 1.32 (12.49) — (11.17) (1.44) — — (1.44) 31.74 (25.26) (25.12) 5.14 0.95 (0.33) 3.86 1,852 —
Year ended
May 31, 2023†
53.16 0.58 (9.03) (i) — (8.45) (0.36) — — (0.36) 44.35 (16.03) (15.62) 2.45 0.95 (0.40) 1.10 2,698 —
Year ended
May 31, 2022†
40.16 (0.35) 13.35 — 13.00 — — — — 53.16 32.36 31.85 5.83 0.95 (5.70) (0.81) 3,238 —

343 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort Consumer Staples
Year ended
May 31, 2026†
$ 22.88 $ 0.58 $ (0.34)  (i) $ — $ 0.24 $ (0.61) $ — $ — $ (0.61) $ 22.51 0.82% 0.60% 5.15% 0.95% (1.62) % 2.58% $ 4,847 — %
Year ended
May 31, 2025†
27.05 1.04 (3.89) — (2.85) (1.32) — — (1.32) 22.88 (10.87) (10.84) 12.07 0.95 (6.91) 4.21 693 —
Year ended
May 31, 2024†
30.73 1.41 (3.58) — (2.17) (1.51) — — (1.51) 27.05 (7.43) (7.23) 6.49 0.95 (0.97) 4.57 819 —
Year ended
May 31, 2023†
27.93 0.47 2.56 (i) — 3.03 (0.23) — — (0.23) 30.73 10.79 10.11 3.61 0.95 (1.07) 1.60 1,776 —
Year ended
May 31, 2022†
31.34 (0.23) (3.18) — (3.41) — — — — 27.93 (10.88) (10.29) 9.05 0.95 (8.96) (0.85) 2,312 —
UltraShort Dow30
SM
Year ended
May 31, 2026
26.45 0.69 (8.17) — (7.48) (0.76) — — (0.76) 18 .21 (28.77) (28.93) 1.09 0.95 3.07 3.21 46,624 —
Year ended
May 31, 2025
32.92 1.38 (6.28) — (4.90) (1.57) — — (1.57) 26.45 (15.11) (14.91) 1.06 0.95 4.79 4.90 57,131 —
Year ended
May 31, 2024
44.05 1.39 (11.20) — (h) (9.81) (1.32) — — (1.32) 32.92 (22.54) (22.57) 1.02 0.95 3.73 3.79 74,397 —
Year ended
May 31, 2023
46.19 0.72 (2.51) — (1.79) (0.35) — — (0.35) 44.05 (3.89) (3.85) 1.01 0.95 1.52 1.58 97,336 —
Year ended
May 31, 2022
47.13 (0.39) (0.55) — (0.94) — — — — 46.19 (2 .01) (1.93) 1.00 0.95 (0.92) (0.86) 108,998 —

344 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort Energy
Year ended
May 31, 2026
$ 41.42 $ 0.83 $ (21.86) $ — $ (21.03) $ (0.89) $ — $ — $ (0.89) $ 19.50 (51.56) % (51.66) % 1.43% 0.95% 2.66% 3.14% $ 29,506 — %
Year ended
May 31, 2025
37.79 1.73 4.19 — 5.92 (2.29) — — (2.29) 41.42 16.06 15.86 1.41 0.95 4.00 4.46 12,974 —
Year ended
May 31, 2024
60.38 1.88 (22.75) — (20.87) (1.72) — — (1.72) 37.79 (35.03) (34.86) 1.26 0.95 3.98 4.29 19,872 —
Year ended
May 31, 2023
66.21 0.91 (6.10) (i) — (5.19) (0.64) — — (0.64) 60.38 (7.76) (7.84) 1.13 0.95 1.40 1.59 20,428 —
Year ended
May 31, 2022
261.99 (1.15) (194.63) — (195.78) — — — — 66.21 (74.73) (74.74) 1.31 0.95 (1.21) (0.85) 30,676 —
UltraShort Financials
Year ended
May 31, 2026
30.13 1.07 (1.47) — (0.40) (1.20) — — (1.20) 28.53 (1.07) (1.10) 1.54 0.95 3.21 3.81 13,352 —
Year ended
May 31, 2025
49.24 2.01 (18.51) — (16.50) (2.61) — — (2.61) 30.13 (34.82) (34.85) 1.58 0.95 4.73 5.36 11,089 —
Year ended
May 31, 2024
83.88 2.89 (34.97) — (32.08) (2.56) — — (2.56) 49.24 (38.87) (38.81) 1.30 0.95 4.25 4.60 14,743 —
Year ended
May 31, 2023
75.53 1.24 7.43 — 8.67 (0.32) — — (0.32) 83.88 11.48 11.44 1.32 0.95 1.18 1.56 27,736 —
Year ended
May 31, 2022
79.64 (0.65) (3.46) — (4.11) — — — — 75.53 (5.18) (5.27) 1.50 0.95 (1.43) (0.89) 16,005 —

345 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort FTSE China 50
Year ended
May 31, 2026†
$ 24.11 $ 0.59 $ (2.53) $ — $ (1.94) $ (0.85) $ — $ — $ (0.85) $ 21.32 (7.48) % (8.53) % 2.36% 0.95% 1.72% 3.13% $ 6,309 — %
Year ended
May 31, 2025†
59.66 2.25 (35.76) — (33.51) (2.04) — — (2.04) 24.11 (56.97) (56.79) 1.79 0.95 4.80 5.64 7,015 —
Year ended
May 31, 2024†
77.75 1.56 (17.99) — (16.43) (1.66) — — (1.66) 59.66 (21.55) (21.87) 1.44 0.95 1.69 2.17 14,973 —
Year ended
May 31, 2023†
74.94 0.90 2.26 — 3.16 (0.35) — — (0.35) 77.75 4.27 4.62 1.34 0.95 0.81 1.20 23,400 —
Year ended
May 31, 2022†
60.15 (0.67) 15.46 — 14.79 — — — — 74.94 24.57 24.58 1.38 0.95 (1.31) (0.89) 24,429 —
UltraShort FTSE Europe
Year ended
May 31, 2026
27.42 0.90 (8.65) — (7.75) (0.92) — — (0.92) 18.75 (28.98) (29.03) 1.47 0.95 3.37 3.88 14,200 —
Year ended
May 31, 2025
36.58 1.80 (9.08) — (7.28) (1.88) — — (1.88) 27.42 (21.12) (21.12) 1.36 0.95 4.58 4.99 18,028 —
Year ended
May 31, 2024
53.03 1.41 (16.36) — (14.95) (1.50) — — (1.50) 36.58 (28.71) (28.79) 1.10 0.95 2.81 2.96 21,306 —
Year ended
May 31, 2023
65.55 0.76 (12.88) — (12.12) (0.40) — — (0.40) 53.03 (18.53) (18.38) 1.02 0.95 1.07 1.14 74,111 —
Year ended
May 31, 2022
59.63 (0.50) 6.42 (i) — 5.92 — (h) — — (h),(k) — (h) 65.55 9.93 9.91 1.50 0.95 (1.34) (0.79) 55,881 —

346 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort Health Care
Year ended
May 31, 2026†
$ 25.18 $ 0.50 $ (5.62) $ — $ (5.12) $ (0.51) $ — $ — $ (0.51) $ 19.55 (20.51) % (20.62) % 4.53% 0.95% (1.17) % 2.41% $ 5,283 — %
Year ended
May 31, 2025†
21.99 0.75 3.36 — 4.11 (0.92) — — (0.92) 25.18 19.55 20.74 6.64 0.95 (2.26) 3.43 2,146 —
Year ended
May 31, 2024†
27.08 1.00 (5.19) — (4.19) (0.90) — — (0.90) 21.99 (15.68) (16.56) 5.99 0.95 (0.94) 4.10 774 —
Year ended
May 31, 2023†
26.58 0.50 0.26 (i) — 0.76 (0.26) — — (0.26) 27.08 2.97 3.03 3.19 0.95 (0.38) 1.86 2,105 —
Year ended
May 31, 2022†
31.51 (0.23) (4.70) — (4 .93) — — — — 26.58 (15.65) (15.79) 5.11 0.95 (5.01) (0.85) 3,394 —
UltraShort Industrials
Year ended
May 31, 2026†
27.29 0.69 (8.96) — (8.27) (1.02) — — (1.02) 18 .00 (31.16) (31.31) 3.82 0.95 0.62 3.48 6,278 —
Year ended
May 31, 2025†
39.32 1.56 (11.76) — (10.20) (1.83) — — (1.83) 27.29 (26.86) (26.74) 6.92 0.95 (1.30) 4.67 1,331 —
Year ended
May 31, 2024†
64.03 2.15 (24.49) — (22.34) (2.37) — — (2.37) 39.32 (35.53) (35.47) 3.78 0.95 1.52 4.35 1,230 —
Year ended
May 31, 2023†
68.40 1.01 (5 .10) — (4.09) (0.28) — — (0.28) 64.03 (5.97) (5.96) 3.32 0.95 (0.81) 1.57 3,844 —
Year ended
May 31, 2022†
57.88 (0.52) 11.04 — 10.52 — — — — 68.40 18.18 18.34 4.39 0.95 (4.29) (0.85) 2,824 —

347 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort Materials
Year ended
May 31, 2026†
$ 30.01 $ 0.75 $ (9.50) $ — $ (8.75) $ (0.92) $ — $ — $ (0.92) $ 20.34 (29.90) % (29.01) % 6.56% 0.95% (2.32) % 3.29% $ 4,119 — %
Year ended
May 31, 2025†
29.00 1 .44 1.12 (i) — 2.56 (1.55) — — (1.55) 30.01 8.92 8.94 8.37 0.95 (2.62) 4.80 826 —
Year ended
May 31, 2024†
44.08 1.45 (14.97) — (13.52) (1.56) — — (1.56) 29.00 (31.13) (32.37) 5.14 0.95 (0.12) 4.07 1,161 —
Year ended
May 31, 2023†
41.41 0.65 2.44 (i) — 3.09 (0.42) — — (0.42) 44.08 7.49 8.23 2.59 0.95 (0.25) 1.39 2,590 —
Year ended
May 31, 2022†
50.84 (0.44) (8.99) — (9.43) — — — — 41.41 (18.55) (18.45) 4.04 0.95 (3.97) (0.88) 2,434 —
UltraShort MidCap400
Year ended
May 31, 2026
9.89 0.37 (3.67) — (3.30) (0.41) — — (0.41) 6.18 (34.35) (34.33) 9.03 0.95 (3.39) 4.69 701 —
Year ended
May 31, 2025
11.08 0.52 (1.15) — (0.63) (0.56) — — (0 .56) 9.89 (5.75) (5.75) 6.82 0.95 (0.89) 4.98 1,370 —
Year ended
May 31, 2024
17.17 0.60 (6.12) — (5.52) (0.57) — — (0.57) 11.08 (32.68) (32.66) 4.42 0.95 0.89 4 .36 1,534 —
Year ended
May 31, 2023
17.73 0.35 (0.74) — (0.39) (0.17) — — (0.17) 17.17 (2.20) (2.28) 3.47 0.95 (0.49) 2.02 2,807 —
Year ended
May 31, 2022
17.67 (0.15) 0.21 (i) — 0.06 — — — — 17.73 0.30 0.45 4.53 0.95 (4.44) (0.86) 2,898 —

348 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort MSCI Brazil Capped
Year ended
May 31, 2026†
$ 49.58 $ 1.51 $ (27 .33) $ — $ (25.82) $ (1.67) $ — $ — $ (1.67) $ 22.09 (53.08) % (53.05) % 2.71% 0.95% 2.92% 4.69% $ 3,084 — %
Year ended
May 31, 2025†
54.97 2.45 (5.25) — (2.80) (2.59) — — (2.59) 49 .58 (5.84) (6.14) 1.99 0.95 3.27 4.31 10,331 —
Year ended
May 31, 2024†
71.19 1.64 (16.14) — (14.50) (1.72) — — (1.72) 54.97 (19.95) (19.94) 1.95 0.95 2.25 3.25 9,049 —
Year ended
May 31, 2023†
81.95 1.20 (11.39) — (10.19) (0.57) — — (0.57) 71.19 (12.55) (12.58) 1.43 0.95 0.93 1.41 12,611 —
Year ended
May 31, 2022†
108.44 (1.03) (25.46) — (26.49) — — — — 81.95 (24.45) (24.28) 1.60 0.95 (1.54) (0.89) 13,495 —
UltraShort MSCI EAFE
Year ended
May 31, 2026
11.35 0.40 (3.86) — (3.46) (0.41) — — (0.41) 7.48 (31.36) (31.32) 8.34 0.95 (3.06) 4.32 1,262 —
Year ended
May 31, 2025
14.73 0.59 (3.34) — (2.75) (0.63) — — (0.63) 11.35 (19.64) (19.91) 7.29 0.95 (2 .18) 4.16 1,063 —
Year ended
May 31, 2024
20.66 0.62 (5.67) — (5.05) (0.88) — — (0.88) 14.73 (25.19) (24.98) 6.18 0.95 (1.94) 3.30 828 —
Year ended
May 31, 2023
23.64 0.49 (3.11) — (2.62) (0.36) — — (0.36) 20.66 (11.17) (11.34) 2.53 0.95 0.45 2.03 2,969 —
Year ended
May 31, 2022
20.53 (0.19) 3.30 — 3.11 — — — — 23 .64 15.16 15.41 7.40 0.95 (7.31) (0.86) 1,624 —

349 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort MSCI Emerging Markets
Year ended
May 31, 2026†
$ 28.74 $ 0.66 $ (17.29) $ — $ (16.63) $ (0.81) $ — $ — $ (0.81) $ 11.30 (59.14) % (59.14) % 2.75% 0.95% 1.96% 3.76% $ 3,214 — %
Year ended
May 31, 2025†
37.28 1.42 (8.47) — (7.05) (1.49) — — (1.49) 28.74 (19.36) (19.57) 2.69 0.95 2.57 4.31 4,437 —
Year ended
May 31, 2024†
46.35 1.39 (9.00) — (7.61) (1.46) — — (1.46) 37.28 (16.71) (16.51) 2.19 0.95 2.08 3.32 5,383 —
Year ended
May 31, 2023†
41.31 0.62 4.73 — 5.35 (0.31) — — (0.31) 46.35 12.93 12.86 1.55 0 .95 0.71 1.32 9,009 —
Year ended
May 31, 2022†
30.06 (0.31) 11.56 — 11.25 — — — — 41.31 37.43 37.63 2.13 0.95 (2.04) (0.87) 11,128 —
UltraShort MSCI Japan
Year ended
May 31, 2026
33.39 0.88 (14.93) — (14.05) (0.90) — — (0.90) 18.44 (42.90) (42.96) 2.28 0.95 2.26 3.59 6,453 —
Year ended
May 31, 2025
42.66 1 .36 (9.31) — (7.95) (1.32) — — (1.32) 33.39 (19.20) (19.37) 2.51 0.95 1.80 3.36 5,007 —
Year ended
May 31, 2024
59.74 1.60 (17.04) — (15.44) (1.64) — — (1 .64) 42.66 (26.18) (26.05) 2.62 0.95 1.55 3.22 5,118 —
Year ended
May 31, 2023
67.31 1.03 (8.16) — (7.13) (0.44) — — (0.44) 59.74 (10.64) (10.39) 2.17 0.95 0.25 1 .47 5,973 —
Year ended
May 31, 2022
54.87 (0.49) 12.93 — 12.44 — — — — 67.31 22.67 22.79 2.93 0.95 (2.86) (0.88) 6,309 —

350 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort Nasdaq Biotechnology
Year ended
May 31, 2026†
$ 38.15 $ 0.83 $ (21 .47) $ — $ (20.64) $ (0.87) $ — $ — $ (0.87) $ 16.64 (54.78) % (54.77) % 3.91% 0.95% 0.87% 3.82% $ 2,422 — %
Year ended
May 31, 2025†
35.70 1.30 2.45 — 3.75 (1.30) — — (1.30) 38.15 11.04 10.41 3.20 0.95 1.64 3.89 2,882 —
Year ended
May 31, 2024†
41.64 1.11 (6.10) — (4.99) (0.95) — — (0.95) 35.70 (12.17) (11.87) 2.42 0.95 1.30 2.77 3,500 —
Year ended
May 31, 2023†
56.90 0.23 (15.49) — (15.26) — — — — 41.64 (26.82) (26.82) 1.97 0.95 (0.51) 0.51 5,123 —
Year ended
May 31, 2022†
43.34 (0.39) 13.95 — 13 .56 — — — — 56.90 31.29 31.59 1.83 0.95 (1.79) (0.91) 8,424 —
UltraShort QQQ
®
Year ended
May 31, 2026
28.75 0.96 (14.81) — (13.85) (1.04) — — (1.04) 13.86 (49 .46) (49.53) 0.99 0.95 4.54 4.58 243,229 —
Year ended
May 31, 2025
43.84 1.78 (14.68) — (12.90) (2.19) — — (2.19) 28.75 (30.27) (30.14) 1.02 0.95 4.98 5.05 261,608 —
Year ended
May 31, 2024
75.32 3.42 (31.57) 0.03 (28.12) (3.36) — — (3.36) 43.84 (38.27) (38.25) 1.01 0.95 5.79 5.85 269,597 —
Year ended
May 31, 2023
112.09 1.84 (38.01) — (36.17) (0.60) — — (0.60) 75.32 (32.42) (32.46) 1.01 0.95 1.64 1.71 533,947 —
Year ended
May 31, 2022
117.36 (0.83) (4.44) (i) — (5.27) — — — — 112.09 (4.49) (4.48) 1.02 0.95 (0.93) (0.86) 365,330 —

351 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort QQQ Mega
June 10, 2025*
through May 31,
2026
$ 40.00 $ 0.91 $ (19.68) $ — $ (18.77) $ (1.03) $ — $ — $ (1.03) $ 20.20 (47.51) % (47.57) % 3.06% 0.95% 1.08% 3.19% $ 1,010 — %
UltraShort Real Estate
Year ended
May 31, 2026
47.99 1.41 (6.49) — (5.08) (1.55) — — (1.55) 41.36 (11.01) (11.21) 1.29 0.95 2.69 3.03 16,871 —
Year ended
May 31, 2025
63.47 2 .66 (15.01) — (12.35) (3.13) — — (3.13) 47.99 (19.74) (19.48) 1.21 0.95 4.97 5.23 21,975 —
Year ended
May 31, 2024
75.60 2.80 (12.29) — (9.49) (2.64) — — (2 .64) 63.47 (12.56) (12.92) 1.07 0.95 3.95 4.07 41,211 —
Year ended
May 31, 2023
60.46 1.34 14.44 — 15.78 (0.64) — — (0.64) 75.60 26.06 26.40 1.07 0.95 1.80 1.92 66,099 —
Year ended
May 31, 2022
69.32 (0.49) (8.37) (i) — (8.86) — — — — 60.46 (12.78) (12.77) 1.41 0.95 (1.31) (0.86) 27,920 —
* Commencement of investment operations.

352 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort Russell2000
Year ended
May 31, 2026
$ 48.37 $ 1.19 $ (25.53) $ — $ (24.34) $ (1.44) $ — $ — $ (1.44) $ 22.59 (51.37) % (51.45) % 1.17% 0.95% 3.55% 3.77% $ 50,890 — %
Year ended
May 31, 2025
55.36 2.53 (6.77) — (4.24) (2.75) — — (2.75) 48.37 (7.61) (7.28) 1.15 0.95 5.02 5.22 46,085 —
Year ended
May 31, 2024
82.21 2.77 (26.82) — (24.05) (2.80) — — (2.80) 55.36 (29.68) (29.85) 1.08 0.95 3.98 4.11 71,565 —
Year ended
May 31, 2023
83.67 1.26 (2.22) (i) — (0.96) (0.50) — — (0.50) 82.21 (1.16) (1.15) 1.06 0.95 1.44 1.55 123,546 —
Year ended
May 31, 2022
69.41 (0.62) 14.88 — 14.26 — — — — 83.67 20.54 20.61 1.07 0.95 (0.98) (0.86) 115,702 —
UltraShort S&P500
®
Year ended
May 31, 2026†
92.12 3.09 (35.77) — (32.68) (3.27) — — (3.27) 56 .17 (36.27) (36.37) 0.91 0.91 4.30 4.30 424,663 —
Year ended
May 31, 2025†
124.78 5.90 (31.35) — (25.45) (7.21) — — (7.21) 92.12 (20.94) (20.68) 0.91 0.91 5.63 5.63 434,909 —
Year ended
May 31, 2024†
194.74 9.04 (70.05) 0.03 (60.98) (8.98) — — (8.98) 124.78 (32.17) (32.20) 0.89 0.89 5.72 5.72 564,180 —
Year ended
May 31, 2023†
216.25 4.53 (23.88) — (19.35) (2.16) — — (2.16) 194.74 (9.07) (9.08) 0.90 0.90 2.07 2.07 1,114,138 —
Year ended
May 31, 2022†
237.44 (1.63) (19.56) — (21.19) — — — — 216.25 (8.93) (9.07) 0.90 0.90 (0.80) (0.80) 899,859 —

353 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort Semiconductors
Year ended
May 31, 2026†
$ 72.01 $ 1.17 $ (58.44) $ — $ (57.27) $ (1.59) $ — $ — $ (1.59) $ 13.15 (80.94) % (80.97) % 1.33% 0.95% 3.98% 4.35% $ 39,372 — %
Year ended
May 31, 2025†
186 .92 6.10 (113.68) — (107.58) (7.33) — — (7.33) 72.01 (59.11) (58.95) 1.97 0.95 4.24 5.26 12,317 —
Year ended
May 31, 2024†
900.78 20.09 (707.33) — (687.24) (26.62) — — (26.62) 186.92 (78.30) (78.27) 1.96 0.95 3.36 4.37 5,990 —
Year ended
May 31, 2023†
2,246.11 46.46 (1,373.13) — (1,326.67) (18.66) — — (18.66) 900.78 (59.46) (59 .34) 1.74 0.95 1.52 2.31 7,201 —
Year ended
May 31, 2022†
3,665.39 (20.49) (1,398.79) — (1,419.28) — — — — 2,246.11 (38.73) (38.85) 2.95 0.95 (2.84) (0.84) 6,726 —
UltraShort SmallCap600
Year ended
May 31, 2026
17.14 0.53 (7.76) — (7.23) (0.58) — — (0.58) 9.33 (43.14) (42.77) 5.52 0.95 (0.36) 4.21 1,436 —
Year ended
May 31, 2025
18.15 0 .65 (0.97) — (0.32) (0.69) — — (0.69) 17.14 (1.65) (1.73) 4.67 0.95 0.17 3.89 2,124 —
Year ended
May 31, 2024
26.61 0.68 (8.45) — (7.77) (0.69) — — (0.69) 18.15 (29.55) (29.55) 3.41 0.95 0.69 3.15 2,249 —
Year ended
May 31, 2023
25.22 0.43 1.18 — 1.61 (0.22) — — (0.22) 26.61 6.40 5.96 2.53 0.95 0.09 1.67 3,831 —
Year ended
May 31, 2022
24.53 (0.21) 0.90 — 0.69 — — — — 25.22 2.81 2.77 3.20 0.95 (3.10) (0.86) 4,640 —

354 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort Technology
Year ended
May 31, 2026†
$ 35.79 $ 1.16 $ (23.79) $ — $ (22.63) $ (1.25) $ — $ — $ (1.25) $ 11.91 (65.01) % (64.90) % 2.84% 0.95% 3.16% 5.05% $ 2,540 — %
Year ended
May 31, 2025†
53.92 2.28 (18.08) — (15.80) (2.33) — — (2.33) 35.79 (29 .98) (30.48) 2.70 0.95 3.42 5.17 4,232 —
Year ended
May 31, 2024†
91.98 2.94 (37.52) — (34.58) (3.48) — — (3.48) 53.92 (38.61) (38.27) 2.62 0.95 2.54 4.21 3,950 —
Year ended
May 31, 2023†
152.94 2.16 (61.98) — (59.82) (1.14) — — (1.14) 91.98 (39.35) (39.31) 1.62 0.95 0.76 1.43 5,244 —
Year ended
May 31, 2022†
177.85 (1.18) (23.73)  (i) — (24.91) — — — — 152.94 (14.02) (14.14) 2.26 0.95 (2.17) (0.86) 7,763 —
UltraShort Utilities
Year ended
May 31, 2026†
28.01 0.80 (5.07) — (4.27) (0.91) — — (0.91) 22.83 (15.53) (15.36) 3.02 0.95 1.33 3.40 4,416 —
Year ended
May 31, 2025†
37.92 1.18 (9.63) — (8.45) (1.46) — — (1.46) 28.01 (22.95) (23.00) 5.29 0.95 (0 .66) 3.68 2,617 —
Year ended
May 31, 2024†
50.34 1.34 (12.22) (i) — (10.88) (1.54) — — (1.54) 37.92 (22.27) (22.29) 5.61 0.95 (2.05) 2.60 1,552 —
Year ended
May 31, 2023†
43.92 0.80 6.08 — 6.88 (0.46) — — (0.46) 50.34 15.73 15.68 3.37 0.95 (0.69) 1.72 1,179 —
Year ended
May 31, 2022†
65.33 (0.48) (20.93) — (21.41) — — — — 43.92 (32.77) (32.52) 4.68 0.95 (4.60) (0.87) 2,402 —

FINANCIAL HIGHLIGHTS :: 355
PROSHARES TRUST
FINANCIAL HIGHLIGHTS
See accompanying notes to the financial statements.
ProShares Trust Notes to Financial Highlights:
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Includes transaction fees associated with the issuance and redemption of Creation Units.
(c) Not annualized for periods less than one year.
(d) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(e) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE and Nasdaq) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.
(f) Annualized for periods less than one year.
(g) Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition, instruments used for cash management purposes, or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. In-Kind transactions are not included in the portfolio turnover calculations.
(h) Per share amount is less than $0.005.
(i) The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.
(j) Less than 1%.
(k) Amount has been reclassified based on the tax character of distributions for the tax year ended October 31, 2022.
† Per share amounts have been restated on a retroactive basis to reflect share splits and reverse share splits, as applicable. See Note 13 in the Notes to Financial Statements.

356 :: MAY 31, 2026 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2026 :: 357
PROSHARES TRUST
1. Organization
ProShares Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (“1940 Act”). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of an unlimited number of shares at no par value and is comprised of 151 operational funds. These accompanying Notes to Financial Statements relate to the portfolios of the Trust included in this report (collectively, the “Funds” and individually, a “Fund”). Each Fund qual-
ifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946 – Financial Services –
Investment Companies. Each Fund is a “non-diversified” series of the Trust pursuant to the 1940 Act.
Effective October 31, 2025, the following Funds underwent name changes: Ultra Top QQQ ETF is now known as Ultra QQQ Mega
ETF and UltraShort Top QQQ ETF is now known as UltraShort QQQ Mega ETF.
Each Fund seeks daily investment results, before fees and expenses, that correspond to a multiple or inverse multiple of the daily results of its underlying index.
The Trust adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-09, Income Taxes (Topic
740) – Improvements to Income Taxes Disclosures (“ASU 2023-09”) as of May 31, 2026. ASU 2023-09 requires public business en-
tities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. During the year ended May 31, 2026, the Funds did not pay a material amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in the financial statements.
2. Significant Accounting Policies
The net asset value per share (“NAV”) of each Fund is generally determined as of the close of the regular trading session of the exchange on which it is listed (typically calculated as of 4:00 p.m. Eastern Time) on each business day.
The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements.
These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial state-
ments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.
Investment Valuation
The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Pursuant to Rule 2a-5 (the “Rule”), the Trust’s Board of Trustees (the “Board”) designated ProShare Advisors LLC (the “Advisor”)
the “Valuation Designee” as contemplated by the Rule. The Valuation Designee is responsible for assessing and managing valu-
ation risks, administering the pricing and valuation guidelines approved by the Board, and overseeing pricing services utilized in valuing the Trust’s security holdings, among other responsibilities outlined in the Rule. When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain prices become stale, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with the pricing and valuation guidelines. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a
Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the
Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.
Depending on the source and relative significance of valuation inputs, these instruments may be categorized as Level 2 or Level 3 in the fair value hierarchy described below.
The securities, if any, in the portfolio of a Fund that are listed or traded on a stock exchange or the Nasdaq Stock Market, except as otherwise noted, are generally valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded, generally using information provided by a third party pricing service, or market quotations. These valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on the exchange or system where the security is principally traded, then fair value may be determined with reference to the mean of the latest bid and asked quotes, if applicable, on the exchange or system. If there have been no sales or quotes of the security for that day on the exchange or system, the security will be valued in accordance with the pricing and valuation guidelines.
Exchange traded funds are generally valued at the closing price, if available, or at the last sale price as described above, and are typically categorized as Level 1 in the fair value hierarchy.
Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are pri-
marily traded OTC, other than those traded on the Nasdaq Stock Market, are valued on the basis of the mean between the bid and

358 :: MAY 31, 2026 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
asked quotes furnished by primary market makers for those instruments. Fixed-income securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for U.S Treasury securities and at the bid or evaluated bid price for corporate bonds. Repurchase agreements are valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.
Exchange traded equity and bond futures contracts are generally valued at the official futures settlement price. These valuations are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as pre-
viously described may be applied. Non-exchange traded derivatives (e.g. non-exchange traded swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board and are typ-
ically categorized as Level 2 in the fair value hierarchy.
The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assump-
tions which are developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the
Funds’ own assumptions about market participant assumptions which are developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:
Level 1— Quoted prices in active markets for identical assets.
Level 2— Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3— Significant unobservable inputs (including assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities maturing in sixty days or less may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are typically categorized as Level 2. Fair value measurements may also require additional disclo-
sure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly.
The following is a summary of the valuations as of May 31, 2026, for each Fund based upon the three levels defined above:
LEVEL 1 - Quoted Prices
A
LEVEL 2 - Other Significant Observable Inputs
A
LEVEL 3 - Significant
Unobservable Inputs
A
Total
A
A
Common
Stocks/
Shares of
Beneficial
Interest
A
Securities
Lending
Reinvestments
A
Futures
Contracts*
A
U.S. Treasury
Obligations
A
Repurchase
Agreements
A
Swap
Agreements*
A
Common
Stocks/
Shares of
Beneficial
Interest
A
Rights/
Warrants
A
Other Financial
Instruments,
including
Futures
Contracts,
Swap
Agreements,
and Forward
Currency
Contracts*
A
Investment
Securities,
including
Repurchase
Agreements
A
Short 7-10 Year Treasury $ 9,010,800 $ — $ — $ — $ 5,499,112 $ 337,052 $ — $ — $ 337,052 $ 14,509,912
Short 20+ Year Treasury 65,078,000 — (6,486) — 64,926,845 1,066,327 — — 1,059,841 130,004,845
Short Dow30
SM
...
90,108,000 — (1,309,335) — 18,234,974 (15,721,699) — — (17,031,034) 108,342,974
Short Financials
..
10,012,000 — — — 4,182,270 (739,932) — — (739,932) 14,194,270
Short FTSE China 50 — — — — 3,204,314 212,508 — — 212,508 3,204,314
Short High Yield
..
65,078,000 — — — 1,267,356 (2,157,394) — — (2,157,394) 66,345,356
Short MidCap400
.
— — (36,697) — 2,628,240 (1,195,159) — — (1,231,856) 2,628,240
Short MSCI EAFE
.
10,012,000 — — — 1,310,875 (4,353,522) — — (4,353,522) 11,322,875
Short MSCI Emerging
Markets
.....
5,006,000 — — — 5,187,399 (5,455,377) — — (5,455,377) 10,193,399
Short QQQ
®
.....
505,606,000 — (10,681,837) 219,217,706 109,652,682 (180,860,348) — — (191,542,185) 834,476,388
Short Real Estate
..
5,006,000 — — — 5,159,553 (880,443) — — (880,443) 10,165,553
Short Russell2000
.
110,132,000 — (2,685,617) — 13,295,784 (40,337,988) — — (43,023,605) 123,427,784
Short S&P500
®
...
911,092,000 — (13,033,741) 269,850,418 1,658,453 (215,703,938) — — (228,737,679) 1,182,600,871
Short SmallCap600 — — — — 3,414,224 (861,750) — — (861,750) 3,414,224
Ultra 7-10 Year Treasury 15,018,000 — 1,770 — 336,538 (1,284,406) — — (1,282,636) 15,354,538
Ultra 20+ Year Treasury 60,072,000 — 11,655 — 1,426,357 (4,437,004) — — (4,425,349) 61,498,357
Ultra Communication
Services
.....
4,825,000 40,545 — — 1,253,923 784,371 — — 784,371 6,119,468
Ultra Consumer
Discretionary
...
7,496,560 — — — 2,334,002 (2,446,475) — — (2,446,475) 9,830,562
Ultra Consumer Staples 6,389,013 13,154 — — 3,781,956 (382,656) — — (382,656) 10,184,123
Ultra Copper K-1 Free ETF — — — — — 564,755 — — 564,755 —
Ultra Dow30
SM
...
451,093,225 — 5,059,644 14,984,881 19,690,054 33,257,149 — — 38,316,793 485,768,160
Ultra Energy
.....
53,822,422 — — — 4,312,032 10,385,562 — — 10,385,562 58,134,454
Ultra Financials
...
490,325,308 501,638 — 24,929,193 37,997,958 138,379,471 — — 138,379,471 553,754,097

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2026 :: 359
PROSHARES TRUST
LEVEL 1 - Quoted Prices
A
LEVEL 2 - Other Significant Observable Inputs
A
LEVEL 3 - Significant
Unobservable Inputs
A
Total
A
A
Common
Stocks/
Shares of
Beneficial
Interest
A
Securities
Lending
Reinvestments
A
Futures
Contracts*
A
U.S. Treasury
Obligations
A
Repurchase
Agreements
A
Swap
Agreements*
A
Common
Stocks/
Shares of
Beneficial
Interest
A
Rights/
Warrants
A
Other Financial
Instruments,
including
Futures
Contracts,
Swap
Agreements,
and Forward
Currency
Contracts*
A
Investment
Securities,
including
Repurchase
Agreements
A
Ultra FTSE China 50 $ 4,455,340 $ — $ — $ — $ 652,014 $ (1,568,660) $ — $ — $ (1,568,660) $ 5,107,354
Ultra FTSE Europe
.
5,006,000 — — — 4,330,507 1,447,979 — — 1,447,979 9,336,507
Ultra Health Care
..
64,743,915 — — — 5,131,642 (7,005,669) — — (7,005,669) 69,875,557
Ultra High Yield
...
2,002,400 — — — 6,271,755 199,380 — — 199,380 8,274,155
Ultra Industrials
...
17,787,782 — — — 1,482,862 5,391,153 — — 5,391,153 19,270,644
Ultra Materials
...
28,852,941 — — — 2,067,430 4,163,934 — — 4,163,934 30,920,371
Ultra MidCap400
..
126,210,531 696,437 2,238,095 — 5,709,382 10,833,547 — — 13,071,642 132,616,350
Ultra MSCI Brazil Capped — — — — 1,831,330 570,163 — — 570,163 1,831,330
Ultra MSCI EAFE
..
12,014,400 — — — 5,090,771 8,382,508 — — 8,382,508 17,105,171
Ultra MSCI Emerging
Markets
.....
22,026,400 — — — 3,269,858 15,155,237 — — 15,155,237 25,296,258
Ultra MSCI Japan
.
8,804,800 — — — 1,509,193 375,644 — — 375,644 10,313,993
Ultra Nasdaq
Biotechnology
..
51,434,374 598,016 — — 2,311,812 11,789,904 —
(a)
—
(a)
11,789,904 54,344,202
Ultra Nasdaq Cloud
Computing
....
2,047,939 — — — 317,879 374,750 — — 374,750 2,365,818
Ultra Nasdaq
Cybersecurity
..
— — — — 3,223,652 2,243,293 — — 2,243,293 3,223,652
Ultra Palladium K-1 Free
ETF
........
— — — — — (1,135,899) — — (1,135,899) —
Ultra Platinum K-1 Free
ETF
........
— — — — — (758,475) — — (758,475) —
Ultra QQQ
®
.....
10,464,158,540 — 338,653,899 602,593,044 282,451,456 3,143,611,607 — — 3,482,265,506 11,349,203,040
Ultra QQQ Mega
..
16,306,856 — — — 6,162,768 2,731,294 — — 2,731,294 22,469,624
Ultra QQQ Top 30
.
631,037 — — — 1,502,630 2,429,015 — — 2,429,015 2,133,667
Ultra Real Estate
..
43,928,308 — — — 6,005,535 66,736 — — 66,736 49,933,843
Ultra Russell2000
..
160,271,000 1,379,441 5,357,782 12,905,667 28,342,680 44,336,250 —
(a)
1,222 49,694,032 202,900,010
Ultra S&P500
®
...
6,796,232,009 1,197,295 127,626,251 334,672,090 126,870,099 970,110,055 — — 1,097,736,306 7,258,971,493
Ultra S&P 500 Equal
Weight
......
11,906,595 18,040 — — 9,912,358 4,425,981 — — 4,425,981 21,836,993
Ultra Semiconductors 1,662,660,012 399,713 — 219,116,597 35,155,604 1,125,735,807 — — 1,125,735,807 1,917,331,926
Ultra SmallCap600
.
20,381,986 63,757 — — 3,267,626 2,531,519 — — 2,531,519 23,713,369
Ultra Technology
..
791,202,340 — — 76,874,661 3,910,482 480,816,630 — — 480,816,630 871,987,483
Ultra Utilities
....
14,240,362 — — — 828,643 1,885,013 — — 1,885,013 15,069,005
UltraPro Dow30
SM
.
598,590,229 — 6,073,125 75,424,252 41,888,510 104,509,553 — — 110,582,678 715,902,991
UltraPro MidCap400 16,925,121 87,339 433,282 — 2,479,529 7,514,237 — — 7,947,519 19,491,989
UltraPro QQQ
®
...
19,345,791,437 — 1,002,143,720 5,800,556,276 373,970,607 13,692,029,896 — — 14,694,173,616 25,520,318,320
UltraPro Russell2000 191,760,287 1,644,925 7,581,010 36,978,736 37,819,565 79,065,029 —
(a)
537 86,646,039 268,204,050
UltraPro S&P500
®
.
3,875,761,864 506,649 96,450,007 294,082,877 103,228,110 1,219,299,769 — — 1,315,749,776 4,273,579,500
UltraPro Short 20+ Year
Treasury
.....
12,014,400 — (2,883) — 3,453,184 1,556,517 — — 1,553,634 15,467,584
UltraPro Short Dow30
SM
140,168,000 — (1,762,740) 74,840,577 14,801,053 (68,389,571) — — (70,152,311) 229,809,630
UltraPro Short MidCap400 — — (36,697) — 2,415,514 (807,874) — — (844,571) 2,415,514
UltraPro Short QQQ
®
2,328,791,200 — (37,216,950) 2,063,990,555 75,133,822 (2,266,315,475) — — (2,303,532,425) 4,467,915,577
UltraPro Short
Russell2000
...
60,072,000 — (853,187) 49,934,091 6,439,858 (53,478,707) — — (54,331,894) 116,445,949
UltraPro Short S&P500
®
335,402,000 — (5,092,827) 284,177,372 50,419,105 (214,001,493) — — (219,094,320) 669,998,477
UltraShort 7-10 Year
Treasury
.....
8,009,600 — (990) — 2,972,473 304,537 — — 303,547 10,982,073
UltraShort 20+ Year
Treasury
.....
240,288,000 — (79,270) — 72,281,797 9,459,611 — — 9,380,341 312,569,797
UltraShort Consumer
Discretionary
...
— — — — 5,810,325 (994,553) — — (994,553) 5,810,325
UltraShort Consumer
Staples
......
— — — — 4,059,271 244,142 — — 244,142 4,059,271
UltraShort Dow30
SM
42,050,400 — (618,695) — 4,223,149 (12,991,105) — — (13,609,800) 46,273,549
UltraShort Energy
.
10,012,000 — — — 15,214,038 (5,521,058) — — (5,521,058) 25,226,038
UltraShort Financials 7,008,400 — — — 4,975,608 (1,729,588) — — (1,729,588) 11,984,008
UltraShort FTSE China 50 — — — — 3,275,171 494,705 — — 494,705 3,275,171

360 :: MAY 31, 2026 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Please refer to the Schedules of Portfolio Investments to view equity and debt securities segregated by industry type. For the year ended May 31, 2026, there were no Level 3 securities except those securities classified as Level 3 in the Schedules of
Portfolio Investments which are considered quantitatively insignificant for additional disclosure. There were no transfers in or out of Level 3 securities for the period.
Foreign Currency Translation
Each Fund’s accounting records are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and com-
mitments under forward foreign currency exchange contracts are translated into U.S. dollars as of the close of London world markets. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Repurchase Agreements
Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements through joint account arrangements; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the
LEVEL 1 - Quoted Prices
A
LEVEL 2 - Other Significant Observable Inputs
A
LEVEL 3 - Significant
Unobservable Inputs
A
Total
A
A
Common
Stocks/
Shares of
Beneficial
Interest
A
Securities
Lending
Reinvestments
A
Futures
Contracts*
A
U.S. Treasury
Obligations
A
Repurchase
Agreements
A
Swap
Agreements*
A
Common
Stocks/
Shares of
Beneficial
Interest
A
Rights/
Warrants
A
Other Financial
Instruments,
including
Futures
Contracts,
Swap
Agreements,
and Forward
Currency
Contracts*
A
Investment
Securities,
including
Repurchase
Agreements
A
UltraShort FTSE Europe $ 5,006,000 $ — $ — $ — $ 7,773,152 $ (7,606,953) $ — $ — $ (7,606,953) $ 12,779,152
UltraShort Health Care — — — — 4,826,515 (76,946) — — (76,946) 4,826,515
UltraShort Industrials — — — — 5,868,889 (703,056) — — (703,056) 5,868,889
UltraShort Materials — — — — 3,079,349 (479,192) — — (479,192) 3,079,349
UltraShort MidCap400 — — — — 1,016,226 (417,446) — — (417,446) 1,016,226
UltraShort MSCI Brazil
Capped
.....
— — — — 1,485,280 (3,886,269) — — (3,886,269) 1,485,280
UltraShort MSCI EAFE — — — — 1,294,710 (791,999) — — (791,999) 1,294,710
UltraShort MSCI Emerging
Markets
.....
2,002,400 — — — 1,334,382 (5,656,127) — — (5,656,127) 3,336,782
UltraShort MSCI Japan — — — — 5,322,195 (3,282,484) — — (3,282,484) 5,322,195
UltraShort Nasdaq
Biotechnology
..
— — — — 2,408,507 (1,099,672) — — (1,099,672) 2,408,507
UltraShort QQQ
®
..
265,318,000 — (5,098,079) 114,360,092 9,679,640 (155,003,828) — — (160,101,907) 389,357,732
UltraShort QQQ Mega — — — — 790,985 (711,629) — — (711,629) 790,985
UltraShort Real Estate 12,014,400 — — — 3,093,393 (2,521,789) — — (2,521,789) 15,107,793
UltraShort Russell2000 38,045,600 — (576,803) — 14,620,056 (22,794,567) — — (23,371,370) 52,665,656
UltraShort S&P500
®
400,480,000 — (4,680,841) 149,429,484 25,025,265 (176,404,076) — — (181,084,917) 574,934,749
UltraShort
Semiconductors
.
20,024,000 — — — 25,058,222 (24,025,007) — — (24,025,007) 45,082,222
UltraShort SmallCap600 — — — — 1,400,451 (983,012) — — (983,012) 1,400,451
UltraShort Technology — — — — 2,378,006 (4,508,269) — — (4,508,269) 2,378,006
UltraShort Utilities
.
— — — — 3,446,612 (524,928) — — (524,928) 3,446,612
*  These investments are recorded in the financial statements at the unrealized gain or loss on the investment.
(a) Security has zero value

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2026 :: 361
PROSHARES TRUST
agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the
Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of each Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund’s total net assets. The investments of each Fund in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant.
On May 31, 2026, the Funds had an undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respec-
tive repurchase agreement.
Fund Name
Bank of
America
Securities,
Inc., 3.62%,
dated
5/29/2026
due
6/1/2026
(a)
Barclays
Capital, Inc.,
3.55%,
dated
5/29/2026
due
6/1/2026
(b)
BNP Paribas
Securities
Corp., 3.61%,
dated
5/29/2026
due
6/1/2026
(c)
CF Secured
LLC, 3.60%
dated
5/29/2026
due
6/1/2026
(d)
Total
Short 7-10 Year Treasury
............................................
$ 1,060,488
$ 777,691 $ 1,413,984 $ 2,246,949 $ 5,499,112
Short 20+ Year Treasury
.............................................
12,520,955
9,182,034 16,694,608 26,529,248 64,926,845
Short Dow30
SM
..................................................
3,516,562
2,578,813 4,688,749 7,450,850 18,234,974
Short Financials
.................................................
806,538
591,462 1,075,386 1,708,884 4,182,270
Short FTSE China 50
...............................................
617,943
453,158 823,923 1,309,290 3,204,314
Short High Yield
.................................................
244,406
179,231 325,874 517,845 1,267,356
Short MidCap400
................................................
506,848
371,689 675,799 1,073,904 2,628,240
Short MSCI EAFE
................................................
252,798
185,386 337,064 535,627 1,310,875
Short MSCI Emerging Markets
.........................................
1,000,375
733,608 1,333,834 2,119,582 5,187,399
Short QQQ
®
....................................................
21,146,205
15,507,217 28,194,940 44,804,320 109,652,682
Short Real Estate
.................................................
995,005
729,670 1,326,674 2,108,204 5,159,553
Short Russell2000
................................................
2,564,054
1,880,306 3,418,739 5,432,685 13,295,784
Short S&P500
®
..................................................
319,828
234,541 426,437 677,647 1,658,453
Short SmallCap600
...............................................
658,423
482,844 877,897 1,395,060 3,414,224
Ultra 7-10 Year Treasury
.............................................
64,899
47,594 86,534 137,511 336,538
Ultra 20+ Year Treasury
.............................................
275,068
201,717 366,759 582,813 1,426,357
Ultra Communication Services
.........................................
241,816
177,331 322,421 512,355 1,253,923
Ultra Consumer Discretionary
..........................................
450,105
330,077 600,141 953,679 2,334,002
Ultra Consumer Staples
.............................................
729,339
534,849 972,452 1,545,316 3,781,956
Ultra Dow30
SM
..................................................
3,797,170
2,784,591 5,062,895 8,045,398 19,690,054
Ultra Energy
....................................................
831,563
609,813 1,108,751 1,761,905 4,312,032
Ultra Financials
..................................................
7,327,797
5,373,718 9,770,397 15,526,046 37,997,958
Ultra FTSE China 50
...............................................
125,739
92,209 167,652 266,414 652,014
Ultra FTSE Europe
................................................
835,126
612,426 1,113,501 1,769,454 4,330,507
Ultra Health Care
.................................................
989,622
725,723 1,319,497 2,096,800 5,131,642
Ultra High Yield
..................................................
1,209,490
886,959 1,612,654 2,562,652 6,271,755
Ultra Industrials
..................................................
285,966
209,708 381,287 605,901 1,482,862
Ultra Materials
..................................................
398,698
292,378 531,598 844,756 2,067,430
Ultra MidCap400
.................................................
1,101,038
807,428 1,468,050 2,332,866 5,709,382
Ultra MSCI Brazil Capped
............................................
353,167
258,989 470,888 748,286 1,831,330
Ultra MSCI EAFE
.................................................
981,741
719,943 1,308,988 2,080,099 5,090,771
Ultra MSCI Emerging Markets
..........................................
630,583
462,427 840,777 1,336,071 3,269,858
Ultra MSCI Japan
................................................
291,043
213,432 388,058 616,660 1,509,193
Ultra Nasdaq Biotechnology
..........................................
445,827
326,939 594,435 944,611 2,311,812
Ultra Nasdaq Cloud Computing
.........................................
61,302
44,955 81,736 129,886 317,879
Ultra Nasdaq Cybersecurity
...........................................
621,672
455,893 828,896 1,317,191 3,223,652
Ultra QQQ
®
....................................................
54,469,952
39,944,632 72,626,603 115,410,269 282,451,456
Ultra QQQ Mega
.................................................
1,188,472
871,546 1,584,630 2,518,120 6,162,768
Ultra QQQ Top 30
................................................
289,777
212,504 386,370 613,979 1,502,630
Ultra Real Estate
.................................................
1,158,150
849,310 1,544,201 2,453,874 6,005,535
Ultra Russell2000
.................................................
5,465,805
4,008,256 7,287,740 11,580,879 28,342,680
Ultra S&P500
®
..................................................
24,466,534
17,942,125 32,622,047 51,839,393 126,870,099
Ultra S&P 500 Equal Weight
...........................................
1,911,570
1,401,818 2,548,759 4,050,211 9,912,358
Ultra Semiconductors
..............................................
6,779,658
4,971,749 9,039,543 14,364,654 35,155,604
Ultra SmallCap600
................................................
630,153
462,112 840,202 1,335,159 3,267,626
Ultra Technology
.................................................
754,125
553,025 1,005,501 1,597,831 3,910,482
Ultra Utilities
...................................................
159,801
117,188 213,069 338,585 828,643
UltraPro Dow30
SM
................................................
8,078,079
5,923,924 10,770,772 17,115,735 41,888,510

362 :: MAY 31, 2026 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Equity Securities
Certain Funds may invest in or seek leveraged, inverse, or inverse leveraged exposure to equity securities, including shares of foreign or U.S. common stock, Real Estate Investment Trusts, Depositary Receipts, and shares of other Investment Companies, including other exchange traded funds (“ETFs”).
Real Estate Investment Trusts (“REITs”)
REITs report information on the source of their distributions annually. A portion of distributions received from REITs during the period is estimated to be dividend income, realized gain or return of capital. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.
Fund Name
Bank of
America
Securities,
Inc., 3.62%,
dated
5/29/2026
due
6/1/2026
(a)
Barclays
Capital, Inc.,
3.55%,
dated
5/29/2026
due
6/1/2026
(b)
BNP Paribas
Securities
Corp., 3.61%,
dated
5/29/2026
due
6/1/2026
(c)
CF Secured
LLC, 3.60%
dated
5/29/2026
due
6/1/2026
(d)
Total
UltraPro MidCap400
...............................................
$ 478,170
$ 350,658 $ 637,560 $ 1,013,141 $ 2,479,529
UltraPro QQQ
®
..................................................
72,119,158
52,887,383 96,158,877 152,805,189 373,970,607
UltraPro Russell2000
...............................................
7,293,395
5,348,490 9,724,525 15,453,155 37,819,565
UltraPro S&P500
®
................................................
19,907,245
14,598,646 26,542,993 42,179,226 103,228,110
UltraPro Short 20+ Year Treasury
........................................
665,937
488,354 887,915 1,410,978 3,453,184
UltraPro Short Dow30
SM
.............................................
2,854,341
2,093,183 3,805,787 6,047,742 14,801,053
UltraPro Short MidCap400
...........................................
465,825
341,605 621,099 986,985 2,415,514
UltraPro Short QQQ
®
...............................................
14,489,342
10,625,518 19,319,123 30,699,839 75,133,822
UltraPro Short Russell2000
...........................................
1,241,909
910,732 1,655,878 2,631,339 6,439,858
UltraPro Short S&P500
®
.............................................
9,723,180
7,130,332 12,964,240 20,601,353 50,419,105
UltraShort 7-10 Year Treasury
..........................................
573,233
420,371 764,310 1,214,559 2,972,473
UltraShort 20+ Year Treasury
..........................................
13,939,337
10,222,181 18,585,782 29,534,497 72,281,797
UltraShort Consumer Discretionary
.......................................
1,120,504
821,703 1,494,007 2,374,111 5,810,325
UltraShort Consumer Staples
..........................................
782,819
574,067 1,043,759 1,658,626 4,059,271
UltraShort Dow30
SM
...............................................
814,422
597,243 1,085,896 1,725,588 4,223,149
UltraShort Energy
................................................
2,933,984
2,151,588 3,911,978 6,216,488 15,214,038
UltraShort Financials
...............................................
959,532
703,657 1,279,375 2,033,044 4,975,608
UltraShort FTSE China 50
............................................
631,608
463,178 842,143 1,338,242 3,275,171
UltraShort FTSE Europe
.............................................
1,499,029
1,099,289 1,998,707 3,176,127 7,773,152
UltraShort Health Care
..............................................
930,780
682,572 1,241,039 1,972,124 4,826,515
UltraShort Industrials
..............................................
1,131,798
829,986 1,509,064 2,398,041 5,868,889
UltraShort Materials
...............................................
593,844
435,485 791,792 1,258,228 3,079,349
UltraShort MidCap400
..............................................
195,976
143,716 261,301 415,233 1,016,226
UltraShort MSCI Brazil Capped
.........................................
286,432
210,050 381,910 606,888 1,485,280
UltraShort MSCI EAFE
..............................................
249,681
183,099 332,909 529,021 1,294,710
UltraShort MSCI Emerging Markets
......................................
257,332
188,710 343,109 545,231 1,334,382
UltraShort MSCI Japan
.............................................
1,026,370
752,671 1,368,494 2,174,660 5,322,195
UltraShort Nasdaq Biotechnology
.......................................
464,474
340,614 619,298 984,121 2,408,507
UltraShort QQQ
®
.................................................
1,866,691
1,368,906 2,488,922 3,955,121 9,679,640
UltraShort QQQ Mega
..............................................
152,539
111,862 203,385 323,199 790,985
UltraShort Real Estate
..............................................
596,552
437,471 795,403 1,263,967 3,093,393
UltraShort Russell2000
.............................................
2,819,436
2,067,587 3,759,247 5,973,786 14,620,056
UltraShort S&P500
®
...............................................
4,826,051
3,539,103 6,434,735 10,225,376 25,025,265
UltraShort Semiconductors
...........................................
4,832,406
3,543,764 6,443,209 10,238,843 25,058,222
UltraShort SmallCap600
.............................................
270,073
198,053 360,098 572,227 1,400,451
UltraShort Technology
..............................................
458,592
336,300 611,456 971,658 2,378,006
UltraShort Utilities
................................................
664,668
487,425 886,225 1,408,294 3,446,612
$ 347,727,940 $ 255,000,490 $ 463,637,262 $ 736,761,701 $ 1,803,127,393
Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at May 31, 2026 as follows:
(a) U.S. Treasury Bonds, 0% to 4.38%, due 8/15/2028 to 8/15/2043; U.S. Treasury Notes, 0.38% to 4.25%, due 1/15/2027 to 3/31/2033, which had an aggregate value at the Trust level of $459,000,017.
(b) U.S. Treasury Notes, 2.88% to 4.13%, due 10/31/2031 to 5/15/2032, which had an aggregate value at the Trust level of $336,600,114.
(c) U.S. Treasury Bills, 0%, due 10/22/2026; U.S. Treasury Bonds, 0% to 5%, due 1/15/2027 to 2/15/2054; U.S. Treasury Notes, 0.25% to
4.63%, due 6/30/2026 to 1/15/2035, which had an aggregate value at the Trust level of $612,000,000.
(d) U.S. Treasury Bills, 0%, due 6/2/2026 to 2/18/2027; U.S. Treasury Bonds, 0% to 6.75%, due 5/31/2026 to 2/15/2056; U.S. Treasury Notes,
0.13% to 4.88%, due 5/31/2026 to 2/15/2036, which had an aggregate value at the Trust level of $972,815,401.

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2026 :: 363
PROSHARES TRUST
Debt Instruments
Certain Funds may invest in debt instruments, including U.S. government securities; Foreign and U.S. investment grade corporate debt securities. Additionally, certain Funds may invest in (lower rated) debt instruments (also known as “junk bonds”) that are rated below “investment grade” by Moody’s, Standard and Poor’s and/or Fitch, Inc.
Securities Lending
Each Fund may lend securities to brokers, dealers and financial organizations in exchange for initial collateral in the amount of at least 102% of the value of U.S. dollar-denominated securities loaned or at least 105% of the value of non-U.S. dollar-denominat-
ed securities loaned, marked to market daily. Each security loaned will be secured continuously by collateral in the form of cash,
Money Market Instruments or U.S. Government securities with a market value of at least 100% of the market value of the loaned securities. When a Fund lends its securities, it continues to receive payments equal to the dividends and interest paid on the secu-
rities loaned and simultaneously may earn interest on the reinvestment of the cash collateral. Any cash collateral received by the
Fund in connection with these loans may be reinvested in a variety of short-term investments. Any securities collateral received by the Fund in connection with these loans may not be sold or pledged by the Fund and, accordingly, are not reflected in the Fund’s assets and liabilities. The Funds may incur fees and expenses in connection with the reinvestment of cash collateral. For security loans collateralized by cash, borrowers may be entitled to receive a fee based on the amount of collateral. The Funds are typically compensated by the difference between the amount earned on the reinvestment of cash collateral and any fees paid to the borrow-
er. Although voting and other rights attendant to securities loaned pass to the borrower, such loans may be recalled so that the securities may be voted on by the Fund if a material event affecting the Fund’s investment in the securities on loan is to occur. Se-
curity loans are subject to termination by the Fund or the borrower at any time. Not all Funds may participate in securities lending at any given time. No securities loan shall be made on behalf of a Fund if, as a result, the aggregate value of all securities loaned by the particular Fund exceeds one-third of the value of such Fund’s total assets (including the value of the collateral received).
Securities lending involves exposure to certain risks, including “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and any fees a Fund has agreed to pay a borrower), operational risk (i.e., the risk of losses resulting from problems in the settlement and the accounting process), legal, counterparty and credit risk. If a securities lending counterparty were to default, a Fund would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return a Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This event could trigger adverse tax consequences for a Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market. A Fund could lose money if its short-term reinvestment of the collateral declines in value over the period of the loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the
Fund, or excess collateral returned by the Fund, on the next business day.
Accounting for Derivatives Instruments
In seeking to achieve the investment objectives of the Funds, the Advisor uses a passive or mathematical approach to investing.
Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative positions, that a Fund should hold to approximate, on a daily basis, the corresponding performance, inverse, multiple, or inverse multiple of the performance of its index or benchmark, as appropriate, based upon each Fund’s investment objective.
In connection with its management of certain series of the Trust included in this report (Ultra Communication Services, Ultra
Consumer Discretionary, Ultra Consumer Staples, Ultra Energy, Ultra Financials, Ultra Health Care, Ultra Industrials, Ultra
Materials, Ultra Nasdaq Biotechnology, Ultra Nasdaq Cloud Computing, Ultra Nasdaq Cybersecurity, Ultra QQQ Top 30, Ultra
Real Estate, Ultra Russell2000, Ultra S&P 500 Equal Weight, Ultra Semiconductors, Ultra SmallCap600, Ultra Technology, Ul-
tra QQQ Mega ETF, Ultra Utilities, UltraPro Dow30
SM
, UltraPro MidCap400, UltraPro QQQ
®
, UltraPro Russell2000, UltraPro
S&P500
®
, UltraPro Short 20+ Year Treasury, UltraPro Short Dow30
SM
, UltraPro Short MidCap400, UltraPro Short QQQ
®
, Ultra-
Pro Short Russell2000, UltraPro Short S&P500
®
, UltraShort 7-10 Year Treasury, UltraShort 20+ Year Treasury, UltraShort Con-
sumer Discretionary, UltraShort Consumer Staples, UltraShort Dow30
SM
, UltraShort Energy, UltraShort Financials, UltraShort
Health Care, UltraShort Industrials, UltraShort Materials, UltraShort MidCap400, UltraShort Nasdaq Biotechnology, UltraShort
QQQ
®
, UltraShort Real Estate, UltraShort Russell2000, UltraShort S&P500
®
, UltraShort Semiconductors, UltraShort Small-
Cap600, UltraShort Technology, UltraShort QQQ Mega, and UltraShort Utilities (the "Commodity Pools")), the Advisor has reg-
istered as a commodity pool operator (a "CPO") and the Commodity Pools are commodity pools under the Commodity Exchange
Act (the "CEA"). Accordingly, the Advisor is subject to registration and regulation as a CPO under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission
("CFTC") and the National Futures Association ("NFA"), including investor protection requirements, antifraud provisions, disclo-

364 :: MAY 31, 2026 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
sure requirements and reporting and record keeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools' total return.
In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools' operations and expenses.
All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. Certain
Funds utilized a varying level of derivative instruments in conjunction with investment securities in seeking to meet their invest-
ment objective during the period. While the volume of open positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the appropriate exposure to meet its investment objective, with the exception of the Funds listed
below
, the volume of these open positions relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period.
For financial reporting purposes, the Trust can offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements in the Statement of Assets and Liabilities. Funds holding forward currency contracts and/
or non-exchange traded swap agreements present the gross amounts of these assets and liabilities on their Schedule of Portfolio
Investments.
Following is a description of the Funds’ use of derivative instruments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type.
Futures Contracts
Each Fund may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier)
multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.
The Funds generally engage in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position en-
tered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold)
there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.
Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying security or index. The extent of the Fund’s loss from an unhedged short position in futures contracts is potentially unlimited. Each Fund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.
Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equiva-
lents in the range of approximately 5% to 10% of the contract amount for equity, index futures and in the range of approximately
1% to 3% of the contract amount for bond futures (these amounts are subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.
Subsequent payments, known as “variation margin,” to and from the broker will be made as the price of the security or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a
Average quarterly exposure to
derivatives (notional amounts
in comparison to net assets)
Ultra Consumer Staples
................................................................
130%
Ultra QQQ
®
..........................................................................
126%
Ultra Russell2000
.....................................................................
131%
Ultra S&P 500 Equal Weight
.............................................................
136%
Ultra Semiconductors
..................................................................
152%
Ultra Technology
......................................................................
130%
UltraPro QQQ
®
.......................................................................
247%
UltraPro Russell2000
...................................................................
247%
UltraPro S&P500
®
.....................................................................
243%

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2026 :: 365
PROSHARES TRUST
process known as “marking-to-market.” Net income and net fees related to cash collateral deposited with the broker are reflected on the Statements of Operations as “Interest” or “Futures Commission Merchant fees”, respectively. At any time prior to expira-
tion of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the
Fund’s existing position in the contract.
The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contract and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Al-
though each Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit, or trading may be suspended for specified pe-
riods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a Fund.
Forward Currency Contracts
Each Fund may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.
At or before the maturity of a forward currency contract, a Fund may either sell a portfolio security and make delivery of the cur-
rency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating it to buy, on the same maturity date, the same amount of the currency. If the Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.
If a Fund engages in offsetting transactions, the Fund will incur a gain or loss, to the extent that there has been movement in for-
ward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy.
If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.
Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.
Swap Agreements
Each Fund may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for pe-
riods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities.
Most swap agreements entered into by a Fund calculate and settle the obligations of the parties to the agreement on a “net basis”
with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).
When investing in swap agreements, the Funds may hold or gain exposure to only a representative sample of the securities in an index, or to a component of the index.
On a typical long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., an ETF, or securi-
ties comprising an index), plus any dividends or interest that would have been received on those assets. The Fund will agree to pay

366 :: MAY 31, 2026 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the Fund on a long swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.
Some Funds may also enter into swap agreements that provide the opposite return of their index or a security. These swaps are similar to the long swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount out-
standing and that dividends or interest on the underlying instruments reduce the value of the swap. In addition, in certain in-
stances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.
A Fund’s current obligations under most swap agreements (total return swaps, equity/index swaps, interest rate swaps) will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counter-
party will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. Interest income related to segregated cash is reflected on the  Statements of Operations as
“Interest.”
A Fund will not enter into non-exchange traded swap agreements (i.e., not cleared by a central counterparty) unless the Advisor believes that the counterparty to the transaction is creditworthy. The counterparty to a non-exchange traded swap agreement will typically be a major global financial institution. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund’s rights as a creditor.
In the normal course of business, a Fund enters into International Swaps and Derivatives Association (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and ter-
mination events, and various covenants and representations. Certain of the Fund’s ISDA agreements contain provisions that re-
quire the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The Funds seek to mitigate risks by generally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counterparty owes the Fund, subject to certain minimum thresholds, although the Funds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the Funds will be exposed to risks, includ-
ing possible delays in recovering amounts as a result of bankruptcy proceedings.
The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to, and in some cases different from, those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of counterparties or clearing organizations to perform. A Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index, or it may solely use swaps on an ETF to achieve its desired investment exposure. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index. The Advisor, under supervision from the Board, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.
All of the outstanding swap agreements held by the Funds on May 31, 2026 contractually terminate within 23 months but may be terminated without penalty by either party daily. Upon termination, the Fund is entitled to receive or pay the “unrealized appreci-
ation or depreciation” amount existing at the date of termination.
The Financial Accounting Standards Board, pursuant to Accounting Standards Codification 815-10 (“ASC 815-10”), requires com-
panies (including the Trust) to disclose information intended to enable financial statement users to understand how derivative instruments affect the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of
Operations during the reporting period, in the context of each entity’s risk exposure. ASC 815-10 provides examples of risk expo-
sure, including interest rate, foreign exchange, equity and credit.

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2026 :: 367
PROSHARES TRUST
The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.
Fair Value of Derivative Instruments as of May 31, 2026
A
                      Asset Derivatives                                                                                 Liabilities Derivatives
A
Derivatives
not accounted
for as hedging
instruments under
ASC 815
A
Statements of
Assets and
Liabilities
Location
A
Fund
A
Unrealized
Appreciation*
A
Statements of
Assets and
Liabilities
Location
A
Fund
A
Unrealized
Depreciation*
A
Equity and Bond
index futures
contracts/Non-
exchange traded
swap agreements
Variation margin
on futures
contracts*;
Unrealized
appreciation on
non-exchange
traded swap
agreements
Variation margin
on futures
contracts*;
Unrealized
depreciation on
non-exchange
traded swap
agreements
Short 7-10 Year Treasury
Short 7-10 Year Treasury
$ 337,052
Short 7-10 Year Treasury $ —
Short 20+ Year Treasury
Short 20+ Year Treasury
1,095,712
Short 20+ Year Treasury 35,871
Short Dow30SM
Short Dow30
SM
—
Short Dow30
SM
17,031,034
Short Financials
Short Financials
—
Short Financials 739,932
Short FTSE China 50
Short FTSE China 50
384,731
Short FTSE China 50 172,223
Short High Yield
Short High Yield
—
Short High Yield 2,157,394
Short MidCap400
Short MidCap400
—
Short MidCap400 1,231,856
Short MSCI EAFE
Short MSCI EAFE
—
Short MSCI EAFE 4,353,522
Short MSCI Emerging Markets
Short MSCI Emerging
Markets
—
Short MSCI Emerging
Markets 5,455,377
Short QQQ®
Short QQQ
®
—
Short QQQ
®
191,542,185
Short Real Estate
Short Real Estate
—
Short Real Estate 880,443
Short Russell2000
Short Russell2000
—
Short Russell2000 43,023,605
Short S&P500®
Short S&P500
®
—
Short S&P500
®
228,737,679
Short SmallCap600
Short SmallCap600
—
Short SmallCap600 861,750
Ultra 7-10 Year Treasury
Ultra 7-10 Year Treasury
1,770
Ultra 7-10 Year Treasury 1,284,406
Ultra 20+ Year Treasury
Ultra 20+ Year Treasury
11,655
Ultra 20+ Year Treasury 4,437,004
Ultra Communication Services
Ultra Communication
Services
853,506
Ultra Communication
Services 69,135
Ultra Consumer Discretionary
Ultra Consumer
Discretionary
—
Ultra Consumer
Discretionary 2,446,475
Ultra Consumer Staples
Ultra Consumer Staples
90,722
Ultra Consumer Staples 473,378
Ultra Copper K-1 Free ETF
Ultra Copper K-1 Free
ETF
564,755
Ultra Copper K-1 Free
ETF —
Ultra Dow30SM
Ultra Dow30
SM
38,316,793
Ultra Dow30
SM
—
Ultra Energy
Ultra Energy
10,807,065
Ultra Energy 421,503
Ultra Financials
Ultra Financials
138,379,471
Ultra Financials —
Ultra FTSE China 50
Ultra FTSE China 50
1,091,939
Ultra FTSE China 50 2,660,599
Ultra FTSE Europe
Ultra FTSE Europe
1,562,057
Ultra FTSE Europe 114,078
Ultra Health Care
Ultra Health Care
279,075
Ultra Health Care 7,284,744
Ultra High Yield
Ultra High Yield
326,915
Ultra High Yield 127,535
Ultra Industrials
Ultra Industrials
5,391,153
Ultra Industrials —
Ultra Materials
Ultra Materials
4,506,508
Ultra Materials 342,574
Ultra MidCap400
Ultra MidCap400
14,400,710
Ultra MidCap400 1,329,068
Ultra MSCI Brazil Capped
Ultra MSCI Brazil Capped
864,226
Ultra MSCI Brazil Capped 294,063
Ultra MSCI EAFE
Ultra MSCI EAFE
8,382,508
Ultra MSCI EAFE —
Ultra MSCI Emerging Markets
Ultra MSCI Emerging
Markets
15,430,665
Ultra MSCI Emerging
Markets 275,428
Ultra MSCI Japan
Ultra MSCI Japan
1,115,638
Ultra MSCI Japan 739,994
Ultra Nasdaq Biotechnology
Ultra Nasdaq
Biotechnology
13,525,256
Ultra Nasdaq
Biotechnology 1,735,352
Ultra Nasdaq Cloud Computing
Ultra Nasdaq Cloud
Computing
485,411
Ultra Nasdaq Cloud
Computing 110,661
Ultra Nasdaq Cybersecurity
Ultra Nasdaq
Cybersecurity
2,588,160
Ultra Nasdaq
Cybersecurity 344,867
Ultra Palladium K-1 Free ETF
Ultra Palladium K-1 Free
ETF
—
Ultra Palladium K-1 Free
ETF 1,135,899
Ultra Platinum K-1 Free ETF
Ultra Platinum K-1 Free
ETF
—
Ultra Platinum K-1 Free
ETF 758,475
Ultra QQQ®
Ultra QQQ
®
3,482,265,506
Ultra QQQ
®
—

368 :: MAY 31, 2026 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Fair Value of Derivative Instruments as of May 31, 2026
A
                      Asset Derivatives                                                                                 Liabilities Derivatives
A
Derivatives
not accounted
for as hedging
instruments under
ASC 815
A
Statements of
Assets and
Liabilities
Location
A
Fund
A
Unrealized
Appreciation*
A
Statements of
Assets and
Liabilities
Location
A
Fund
A
Unrealized
Depreciation*
A
Equity and Bond
index futures
contracts/Non-
exchange traded
swap agreements
Variation margin
on futures
contracts*;
Unrealized
appreciation on
non-exchange
traded swap
agreements
Variation margin
on futures
contracts*;
Unrealized
depreciation on
non-exchange
traded swap
agreements
Ultra QQQ Mega
Ultra QQQ Mega
4,073,316
Ultra QQQ Mega 1,342,022
Ultra QQQ Top 30
Ultra QQQ Top 30
2,429,015
Ultra QQQ Top 30 —
Ultra Real Estate
Ultra Real Estate
1,053,537
Ultra Real Estate 986,801
Ultra Russell2000
Ultra Russell2000
53,262,269
Ultra Russell2000 3,568,237
Ultra S&P500®
Ultra S&P500
®
1,097,736,306
Ultra S&P500
®
—
Ultra S&P 500 Equal Weight
Ultra S&P 500 Equal
Weight
4,425,981
Ultra S&P 500 Equal
Weight —
Ultra Semiconductors
Ultra Semiconductors
1,125,735,807
Ultra Semiconductors —
Ultra SmallCap600
Ultra SmallCap600
2,579,419
Ultra SmallCap600 47,900
Ultra Technology
Ultra Technology
488,282,636
Ultra Technology 7,466,006
Ultra Utilities
Ultra Utilities
2,032,443
Ultra Utilities 147,430
UltraPro Dow30SM
UltraPro Dow30
SM
110,582,678
UltraPro Dow30
SM
—
UltraPro MidCap400
UltraPro MidCap400
7,947,519
UltraPro MidCap400 —
UltraPro QQQ®
UltraPro QQQ
®
14,694,173,616
UltraPro QQQ
®
—
UltraPro Russell2000
UltraPro Russell2000
86,646,039
UltraPro Russell2000 —
UltraPro S&P500®
UltraPro S&P500
®
1,315,749,776
UltraPro S&P500
®
—
UltraPro Short 20+ Year Treasury
UltraPro Short 20+ Year
Treasury
1,556,517
UltraPro Short 20+ Year
Treasury 2,883
UltraPro Short Dow30SM
UltraPro Short Dow30
SM
—
UltraPro Short Dow30
SM
70,152,311
UltraPro Short MidCap400
UltraPro Short
MidCap400
—
UltraPro Short
MidCap400 844,571
UltraPro Short QQQ®
UltraPro Short QQQ
®
—
UltraPro Short QQQ
®
2,303,532,425
UltraPro Short Russell2000
UltraPro Short
Russell2000
—
UltraPro Short
Russell2000 54,331,894
UltraPro Short S&P500®
UltraPro Short S&P500
®
—
UltraPro Short S&P500
®
219,094,320
UltraShort 7-10 Year Treasury
UltraShort 7-10 Year
Treasury
304,537
UltraShort 7-10 Year
Treasury 990
UltraShort 20+ Year Treasury
UltraShort 20+ Year
Treasury
9,459,611
UltraShort 20+ Year
Treasury 79,270
UltraShort Consumer Discretionary
UltraShort Consumer
Discretionary
—
UltraShort Consumer
Discretionary 994,553
UltraShort Consumer Staples
UltraShort Consumer
Staples
244,142
UltraShort Consumer
Staples —
UltraShort Dow30SM
UltraShort Dow30
SM
300,540
UltraShort Dow30
SM
13,910,340
UltraShort Energy
UltraShort Energy
618,006
UltraShort Energy 6,139,064
UltraShort Financials
UltraShort Financials
29,700
UltraShort Financials 1,759,288
UltraShort FTSE China 50
UltraShort FTSE China 50
876,435
UltraShort FTSE China 50 381,730
UltraShort FTSE Europe
UltraShort FTSE Europe
—
UltraShort FTSE Europe 7,606,953
UltraShort Health Care
UltraShort Health Care
77,720
UltraShort Health Care 154,666
UltraShort Industrials
UltraShort Industrials
42,686
UltraShort Industrials 745,742
UltraShort Materials
UltraShort Materials
—
UltraShort Materials 479,192
UltraShort MidCap400
UltraShort MidCap400
—
UltraShort MidCap400 417,446
UltraShort MSCI Brazil Capped
UltraShort MSCI Brazil
Capped
—
UltraShort MSCI Brazil
Capped 3,886,269
UltraShort MSCI EAFE
UltraShort MSCI EAFE
—
UltraShort MSCI EAFE 791,999
UltraShort MSCI Emerging Markets
UltraShort MSCI
Emerging Markets
—
UltraShort MSCI
Emerging Markets 5,656,127
UltraShort MSCI Japan
UltraShort MSCI Japan
—
UltraShort MSCI Japan 3,282,484
UltraShort Nasdaq Biotechnology
UltraShort Nasdaq
Biotechnology
—
UltraShort Nasdaq
Biotechnology 1,099,672
UltraShort QQQ®
UltraShort QQQ
®
—
UltraShort QQQ
®
160,101,907
UltraShort QQQ Mega
UltraShort QQQ Mega
—
UltraShort QQQ Mega 711,629
UltraShort Real Estate
UltraShort Real Estate
88,052
UltraShort Real Estate 2,609,841

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2026 :: 369
PROSHARES TRUST
Fair Value of Derivative Instruments as of May 31, 2026
A
                      Asset Derivatives                                                                                 Liabilities Derivatives
A
Derivatives
not accounted
for as hedging
instruments under
ASC 815
A
Statements of
Assets and
Liabilities
Location
A
Fund
A
Unrealized
Appreciation*
A
Statements of
Assets and
Liabilities
Location
A
Fund
A
Unrealized
Depreciation*
A
Equity and Bond
index futures
contracts/Non-
exchange traded
swap agreements
Variation margin
on futures
contracts*;
Unrealized
appreciation on
non-exchange
traded swap
agreements
Variation margin
on futures
contracts*;
Unrealized
depreciation on
non-exchange
traded swap
agreements
UltraShort Russell2000
UltraShort Russell2000
—
UltraShort Russell2000 23,371,370
UltraShort S&P500®
UltraShort S&P500
®
—
UltraShort S&P500
®
181,084,917
UltraShort Semiconductors
UltraShort
Semiconductors
—
UltraShort
Semiconductors 24,025,007
UltraShort SmallCap600
UltraShort SmallCap600
—
UltraShort SmallCap600 983,012
UltraShort Technology
UltraShort Technology
—
UltraShort Technology 4,508,269
UltraShort Utilities
UltraShort Utilities
101,931
UltraShort Utilities 626,859
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Portfolio Investments. For these securities, only the variation margin is reported within the asset and liability sections of the Statements of Assets and Liabilities.
The Effect of Derivative Instruments on the Statements of Operations for the Period Ended May 31, 2026
A
Derivatives
not accounted
for as hedging
instruments under
ASC 815
A
Location of Gain or (Loss) on
Derivatives on the Statements of
Operations
A
Fund
A
Realized Gain
or (Loss) on
Derivatives
A
Change in
Unrealized
Appreciation or
(Depreciation) on
Derivatives
A
Equity and Bond
index futures
contracts/Non-
exchange traded
swap agreements
Net realized gain (loss) on Expiration
or closing of: futures contracts
and non-exchange traded swap
agreements; Change in net unrealized
appreciation (depreciation) on:
Futures contracts and Non-exchange
traded swap agreements
Short 7-10 Year Treasury
Short 7-10 Year Treasury $ (245,436) $ 124,897
Short 20+ Year Treasury
Short 20+ Year Treasury 80,165 (1,960,062)
Short Dow30SM
Short Dow30
SM
(7,500,612) (14,625,726)
Short Financials
Short Financials (1,905,449) 1,335,261
Short FTSE China 50
Short FTSE China 50 (823,427) 686,365
Short High Yield
Short High Yield (6,172,346) 1,882,511
Short MidCap400
Short MidCap400 (41,358) (834,551)
Short MSCI EAFE
Short MSCI EAFE (162,139) (2,805,218)
Short MSCI Emerging Markets
Short MSCI Emerging Markets (516,782) (4,729,148)
Short QQQ®
Short QQQ
®
(160,207,280) (57,115,871)
Short Real Estate
Short Real Estate (286,465) (464,970)
Short Russell2000
Short Russell2000 (20,693,777) (35,397,700)
Short S&P500®
Short S&P500
®
(161,298,232) (113,834,684)
Short SmallCap600
Short SmallCap600 (678,750) (728,578)
Ultra 7-10 Year Treasury
Ultra 7-10 Year Treasury (680,333) (369,376)
Ultra 20+ Year Treasury
Ultra 20+ Year Treasury (9,821,905) 10,139,903
Ultra Communication Services
Ultra Communication Services (392,989) 1,800,813
Ultra Consumer Discretionary
Ultra Consumer Discretionary — 1,057,803
Ultra Consumer Staples
Ultra Consumer Staples — (303,209)
Ultra Copper K-1 Free ETF
Ultra Copper K-1 Free ETF
(a)
— 564,755
Ultra Dow30SM
Ultra Dow30
SM
58,007,784 27,156,801
Ultra Energy
Ultra Energy 11,637,591 17,366,605

370 :: MAY 31, 2026 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
The Effect of Derivative Instruments on the Statements of Operations for the Period Ended May 31, 2026
A
Derivatives
not accounted
for as hedging
instruments under
ASC 815
A
Location of Gain or (Loss) on
Derivatives on the Statements of
Operations
A
Fund
A
Realized Gain
or (Loss) on
Derivatives
A
Change in
Unrealized
Appreciation or
(Depreciation) on
Derivatives
A
Equity and Bond
index futures
contracts/Non-
exchange traded
swap agreements
Net realized gain (loss) on Expiration
or closing of: futures contracts
and non-exchange traded swap
agreements; Change in net unrealized
appreciation (depreciation) on:
Futures contracts and Non-exchange
traded swap agreements
Ultra Financials
Ultra Financials $ (8,732,968) $ 5,067,035
Ultra FTSE China 50
Ultra FTSE China 50 688,220 (1,378,462)
Ultra FTSE Europe
Ultra FTSE Europe 2,538,801 60,371
Ultra Health Care
Ultra Health Care — 5,545,545
Ultra High Yield
Ultra High Yield 434,108 250,424
Ultra Industrials
Ultra Industrials — 5,049,227
Ultra Materials
Ultra Materials — 5,592,938
Ultra MidCap400
Ultra MidCap400 967,757 27,326,032
Ultra MSCI Brazil Capped
Ultra MSCI Brazil Capped 799,988 446,300
Ultra MSCI EAFE
Ultra MSCI EAFE 171,120 6,378,379
Ultra MSCI Emerging Markets
Ultra MSCI Emerging Markets 8,892,442 14,485,036
Ultra MSCI Japan
Ultra MSCI Japan 935,454 33,580
Ultra Nasdaq Biotechnology
Ultra Nasdaq Biotechnology 1,985,362 23,644,544
Ultra Nasdaq Cloud Computing
Ultra Nasdaq Cloud Computing (34,129) 858,350
Ultra Nasdaq Cybersecurity
Ultra Nasdaq Cybersecurity 389,761 1,433,098
Ultra Palladium K-1 Free ETF
Ultra Palladium K-1 Free ETF
(a)
— (1,135,899)
Ultra Platinum K-1 Free ETF
Ultra Platinum K-1 Free ETF
(a)
— (758,475)
Ultra QQQ®
Ultra QQQ
®
983,369,660 3,087,790,278
Ultra QQQ Mega
Ultra QQQ Mega
(b)
4,196,588 2,731,294
Ultra QQQ Top 30
Ultra QQQ Top 30
(c)
(11,570) 2,429,015
Ultra Real Estate
Ultra Real Estate — 1,803,850
Ultra Russell2000
Ultra Russell2000 12,452,023 91,610,547
Ultra S&P500®
Ultra S&P500
®
833,760,222 958,755,395
Ultra S&P 500 Equal Weight
Ultra S&P 500 Equal Weight
(d)
(319,990) 4,425,981
Ultra Semiconductors
Ultra Semiconductors 582,357,092 1,144,545,717
Ultra SmallCap600
Ultra SmallCap600 218,513 6,859,781
Ultra Technology
Ultra Technology 64,587,019 483,990,741
Ultra Utilities
Ultra Utilities — 616,605
UltraPro Dow30SM
UltraPro Dow30
SM
63,964,634 190,143,629
UltraPro MidCap400
UltraPro MidCap400 (313,130) 11,281,522
UltraPro QQQ®
UltraPro QQQ
®
9,177,532,683 13,021,317,229
UltraPro Russell2000
UltraPro Russell2000 93,284,825 145,120,299
UltraPro S&P500®
UltraPro S&P500
®
1,372,242,404 939,445,629
UltraPro Short 20+ Year Treasury
UltraPro Short 20+ Year Treasury 1,015,422 (3,565,911)
UltraPro Short Dow30SM
UltraPro Short Dow30
SM
(61,598,608) (47,045,571)
UltraPro Short MidCap400
UltraPro Short MidCap400 (2,452,545) 693,736
UltraPro Short QQQ®
UltraPro Short QQQ
®
(2,598,833,272) (443,772,540)
UltraPro Short Russell2000
UltraPro Short Russell2000 (60,923,529) (30,350,484)
UltraPro Short S&P500®
UltraPro Short S&P500
®
(339,437,397) (29,326,080)
UltraShort 7-10 Year Treasury
UltraShort 7-10 Year Treasury (769,881) 457,485
UltraShort 20+ Year Treasury
UltraShort 20+ Year Treasury 4,404,078 (19,264,399)
UltraShort Consumer Discretionary
UltraShort Consumer Discretionary (1,801,554) 262,796
UltraShort Consumer Staples
UltraShort Consumer Staples (10,661) 298,119

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2026 :: 371
PROSHARES TRUST
Taxes and Distributions
Each of the Funds intends to qualify or continue to qualify as a regulated investment company and distribute substantially all of its net investment income and capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.
As of May 31, 2026, management of the Funds has reviewed all open tax years and major jurisdictions (the last four tax year ends including the interim tax periods since then, as applicable) and concluded that there is no tax liability resulting from unrecog-
nized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Distributions to shareholders from net investment income and net capital gain, if any, are declared and paid at least annually.
The amount of distributions from net investment income and net realized gains are determined in accordance with federal in-
come tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, 1256 mark-to-market, constructive sales adjustments, and qualified late-year loss deferrals) do not require a reclassification. Under current law, each Fund is permitted to
The Effect of Derivative Instruments on the Statements of Operations for the Period Ended May 31, 2026
A
Derivatives
not accounted
for as hedging
instruments under
ASC 815
A
Location of Gain or (Loss) on
Derivatives on the Statements of
Operations
A
Fund
A
Realized Gain
or (Loss) on
Derivatives
A
Change in
Unrealized
Appreciation or
(Depreciation) on
Derivatives
A
Equity and Bond
index futures
contracts/Non-
exchange traded
swap agreements
Net realized gain (loss) on Expiration
or closing of: futures contracts
and non-exchange traded swap
agreements; Change in net unrealized
appreciation (depreciation) on:
Futures contracts and Non-exchange
traded swap agreements
UltraShort Dow30SM
UltraShort Dow30
SM
$ (5,844,158) $ (12,214,636)
UltraShort Energy
UltraShort Energy 1,058,298 (7,416,643)
UltraShort Financials
UltraShort Financials (4,321,909) 3,107,132
UltraShort FTSE China 50
UltraShort FTSE China 50 (911,998) 259,170
UltraShort FTSE Europe
UltraShort FTSE Europe (3,938,558) (2,892,534)
UltraShort Health Care
UltraShort Health Care 96,515 (443,881)
UltraShort Industrials
UltraShort Industrials (633,617) (70,002)
UltraShort Materials
UltraShort Materials (33,096) (402,523)
UltraShort MidCap400
UltraShort MidCap400 (416,977) (41,059)
UltraShort MSCI Brazil Capped
UltraShort MSCI Brazil Capped (887,831) (2,770,151)
UltraShort MSCI EAFE
UltraShort MSCI EAFE (273,323) (271,937)
UltraShort MSCI Emerging Markets
UltraShort MSCI Emerging Markets (1,531,596) (5,008,110)
UltraShort MSCI Japan
UltraShort MSCI Japan (854,649) (2,329,478)
UltraShort Nasdaq Biotechnology
UltraShort Nasdaq Biotechnology (1,038,921) (1,078,589)
UltraShort QQQ®
UltraShort QQQ
®
(130,650,480) (69,463,582)
UltraShort QQQ Mega
UltraShort QQQ Mega
(b)
(1,129,863) (711,629)
UltraShort Real Estate
UltraShort Real Estate (2,218,238) (573,957)
UltraShort Russell2000
UltraShort Russell2000 (18,640,706) (13,951,914)
UltraShort S&P500®
UltraShort S&P500
®
(135,936,300) (89,844,842)
UltraShort Semiconductors
UltraShort Semiconductors (15,993,285) (18,556,571)
UltraShort SmallCap600
UltraShort SmallCap600 (611,886) (509,808)
UltraShort Technology
UltraShort Technology (1,423,696) (2,632,656)
UltraShort Utilities
UltraShort Utilities (212,595) (108,104)
(a) Commencement of investment operations from April 20, 2026 through May 31, 2026.
(b) Commencement of investment operations from June 10, 2025 through May 31, 2026.
(c) Commencement of investment operations from August 13, 2025 through May 31, 2026.
(d) Commencement of investment operations from August 25, 2025 through May 31, 2026.

372 :: MAY 31, 2026 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
treat on its tax return as dividends paid the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders' portion of the Fund's accumulated earnings and profits. This practice, called tax “equalization,” could reduce the amount of income and/or gains that the Funds are required to distribute as dividends to non-redeeming shareholders.
While subject to management’s discretion, any available tax equalization is typically applied first to short-term capital gains, next to long-term capital gains and then to ordinary income. To the extent distributions exceed net investment income and net realized capital gains for tax purposes, they are reported as a tax return of capital.
The Funds’ tax year end is October 31st and the tax character of current year distributions and current components of accumulat-
ed earnings (deficit) will be determined at the end of the current tax year.
Year Ended October 31, 2025
A
Year Ended October 31, 2024
A
Fund
A
Distributions
paid from
ordinary
income
A
Distributions
paid from
net long-
term capital
gains
A
Tax
return of
capital
A
Total
Distributions
A
Distributions
paid from
ordinary
income
A
Distributions
paid from
net long-
term capital
gains
A
Tax
return of
capital
A
Total
Distributions
A
Short 7-10 Year Treasury
$ 1,343,250 $ — $ — $ 1,343,250 $ 1,019,609 $ — $ — $ 1,019,609
Short 20+ Year Treasury
2,684,406 — — 2,684,406 4,582,503 — — 4,582,503
Short Dow30
SM
......
5,142,934 — — 5,142,934 8,811,195 — — 8,811,195
Short Financials
.....
467,366 — — 467,366 774,961 — — 774,961
Short FTSE China 50
..
154,655 — — 154,655 217,082 — — 217,082
Short High Yield
.....
3,260,611 — — 3,260,611 5,733,337 — — 5,733,337
Short MidCap400
....
206,754 — — 206,754 320,085 — — 320,085
Short MSCI EAFE
....
640,259 — — 640,259 1,408,095 — — 1,408,095
Short MSCI Emerging
Markets
..........
424,156 — — 424,156 787,935 — — 787,935
Short QQQ
®
........
26,209,501 — — 26,209,501 40,074,539 — — 40,074,539
Short Real Estate
....
467,172 — — 467,172 1,181,345 — — 1,181,345
Short Russell2000
....
6,196,641 — — 6,196,641 11,188,992 — — 11,188,992
Short S&P500
®
......
45,893,944 — — 45,893,944 66,963,227 — — 66,963,227
Short SmallCap600
...
201,199 — — 201,199 332,352 — — 332,352
Ultra 7-10 Year Treasury
840,323 — — 840,323 822,858 — — 822,858
Ultra 20+ Year Treasury
4,551,604 — — 4,551,604 3,809,205 — — 3,809,205
Ultra Communication
Services
..........
51,565 — — 51,565 11,477 — — 11,477
Ultra Consumer
Discretionary
......
154,164 — — 154,164 29,742 — — 29,742
Ultra Consumer Staples
170,039 — — 170,039 121,386 — — 121,386
Ultra Dow30
SM
.......
4,212,456 — — 4,212,456 4,777,878 — — 4,777,878
Ultra Energy
........
2,165,355 — — 2,165,355 2,774,268 — — 2,774,268
Ultra Financials
......
9,407,130 — — 9,407,130 4,029,867 — — 4,029,867
Ultra FTSE China 50
..
540,588 — — 540,588 297,039 — — 297,039
Ultra FTSE Europe
...
145,580 — — 145,580 94,305 — — 94,305
Ultra Health Care
....
1,147,857 — — 1,147,857 829,941 — — 829,941
Ultra High Yield
......
350,858 — — 350,858 383,052 — — 383,052
Ultra Industrials
......
213,045 — — 213,045 69,082 — — 69,082
Ultra Materials
......
481,544 — — 481,544 336,877 — — 336,877
Ultra MidCap400
.....
900,507 — — 900,507 732,700 — — 732,700
Ultra MSCI Brazil
Capped
..........
82,568 — — 82,568 135,929 — — 135,929
Ultra MSCI EAFE
.....
290,958 — — 290,958 182,012 — — 182,012
Ultra MSCI Emerging
Markets
..........
606,692 — — 606,692 496,781 — — 496,781
Ultra MSCI Japan
....
105,579 — — 105,579 147,167 — — 147,167
Ultra Nasdaq
Biotechnology
.....
985,096 — — 985,096 732,858 — — 732,858
Ultra Nasdaq Cloud
Computing
........
7,837 — — 7,837 3,168 — — 3,168
Ultra Nasdaq
Cybersecurity
.....
83,085 — — 83,085 75,258 — — 75,258
Ultra QQQ
®
.........
18,329,271 — — 18,329,271 20,848,469 — — 20,848,469
Ultra QQQ Mega
.....
50,587 — — 50,587 — — — —
Ultra QQQ Top 30
....
502 — — 502 — — — —
Ultra Real Estate
.....
1,314,485 — — 1,314,485 1,423,795 — — 1,423,795
Ultra Russell2000
....
4,139,441 — — 4,139,441 2,467,875 — — 2,467,875
Ultra S&P500
®
.......
49,935,027 — — 49,935,027 41,242,771 — — 41,242,771
Ultra S&P 500 Equal
Weight
...........
26,970 — — 26,970 — — — —

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2026 :: 373
PROSHARES TRUST
At October 31, 2025 (the Funds’ most recent tax year end), the components of accumulated earnings (deficit) on a tax basis were as follows:
Year Ended October 31, 2025
A
Year Ended October 31, 2024
A
Fund
A
Distributions
paid from
ordinary
income
A
Distributions
paid from
net long-
term capital
gains
A
Tax
return of
capital
A
Total
Distributions
A
Distributions
paid from
ordinary
income
A
Distributions
paid from
net long-
term capital
gains
A
Tax
return of
capital
A
Total
Distributions
A
Ultra Semiconductors
.
$ 5,532,060 $ — $ — $ 5,532,060 $ 192,629 $ — $ — $ 192,629
Ultra SmallCap600
...
380,703 — — 380,703 441,127 — — 441,127
Ultra Technology
.....
2,397,778 — — 2,397,778 1,250,352 — — 1,250,352
Ultra Utilities
........
349,294 — — 349,294 242,749 — — 242,749
UltraPro Dow30
SM
....
10,099,794 — — 10,099,794 6,941,405 — — 6,941,405
UltraPro MidCap400
..
360,348 — — 360,348 172,906 — — 172,906
UltraPro QQQ
®
......
252,468,939 — — 252,468,939 339,772,812 — — 339,772,812
UltraPro Russell2000
..
5,037,414 — — 5,037,414 3,447,879 — — 3,447,879
UltraPro S&P500
®
....
40,928,069 — — 40,928,069 33,225,740 — — 33,225,740
UltraPro Short 20+ Year
Treasury
..........
3,830,074 — — 3,830,074 3,862,137 — — 3,862,137
UltraPro Short Dow30
SM
12,663,329 — — 12,663,329 21,295,869 — — 21,295,869
UltraPro Short
MidCap400
.......
144,832 — — 144,832 111,095 — — 111,095
UltraPro Short QQQ
®
..
174,240,688 — — 174,240,688 220,663,185 — — 220,663,185
UltraPro Short
Russell2000
.......
4,460,076 — — 4,460,076 7,290,849 — — 7,290,849
UltraPro Short S&P500
®
29,343,729 — — 29,343,729 48,964,542 — — 48,964,542
UltraShort 7-10 Year
Treasury
..........
488,947 — — 488,947 677,660 — — 677,660
UltraShort 20+ Year
Treasury
..........
10,410,986 — — 10,410,986 18,175,481 — — 18,175,481
UltraShort Consumer
Discretionary
......
109,862 — — 109,862 75,265 — — 75,265
UltraShort Consumer
Staples
..........
24,705 — — 24,705 53,653 — — 53,653
UltraShort Dow30
SM
..
2,499,131 — — 2,499,131 3,568,888 — — 3,568,888
UltraShort Energy
....
589,606 — — 589,606 894,257 — — 894,257
UltraShort Financials
..
569,729 — — 569,729 905,932 — — 905,932
UltraShort FTSE China
50
..............
504,438 — — 504,438 455,677 — — 455,677
UltraShort FTSE Europe
765,910 — — 765,910 1,353,241 — — 1,353,241
UltraShort Health Care
44,381 — — 44,381 58,650 — — 58,650
UltraShort Industrials
.
61,433 — — 61,433 84,196 — — 84,196
UltraShort Materials
..
41,443 — — 41,443 64,397 — — 64,397
UltraShort MidCap400
56,702 — — 56,702 93,991 — — 93,991
UltraShort MSCI Brazil
Capped
..........
309,309 — — 309,309 347,235 — — 347,235
UltraShort MSCI EAFE
55,824 — — 55,824 41,483 — — 41,483
UltraShort MSCI
Emerging Markets
..
187,226 — — 187,226 229,858 — — 229,858
UltraShort MSCI Japan
180,861 — — 180,861 178,271 — — 178,271
UltraShort Nasdaq
Biotechnology
.....
116,923 — — 116,923 138,528 — — 138,528
UltraShort QQQ
®
.....
12,788,953 — — 12,788,953 20,269,578 — — 20,269,578
UltraShort QQQ Mega
.
27,304 — — 27,304 — — — —
UltraShort Real Estate
.
1,089,971 — — 1,089,971 1,997,818 — — 1,997,818
UltraShort Russell2000
2,216,936 — — 2,216,936 3,320,271 — — 3,320,271
UltraShort S&P500
®
..
21,865,076 — — 21,865,076 39,916,309 — — 39,916,309
UltraShort
Semiconductors
....
533,182 — — 533,182 339,769 — — 339,769
UltraShort SmallCap600
76,324 — — 76,324 89,475 — — 89,475
UltraShort Technology
.
203,725 — — 203,725 202,241 — — 202,241
UltraShort Utilities
....
82,426 — — 82,426 41,937 — — 41,937
Fund
A
Undistributed
Ordinary
Income
A
Undistributed
Long-Term
Capital Gain
A
Accumulated
Capital and
Other Losses
A
Unrealized
Appreciation/
(Depreciation)
A
Short 7-10 Year Treasury
............
$ 208,026 $ — $ — $ 114,444

374 :: MAY 31, 2026 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Fund
A
Undistributed
Ordinary
Income
A
Undistributed
Long-Term
Capital Gain
A
Accumulated
Capital and
Other Losses
A
Unrealized
Appreciation/
(Depreciation)
A
Short 20+ Year Treasury
............
$ 277,796 $ — $ (501,142,421) $ (814,203)
Short Dow30
SM
...................
541,609 — (583,214,492) (14,574,355)
Short Financials
..................
44,415 — (102,346,217) (2,316,623)
Short FTSE China 50
...............
14,799 — (12,712,116) (1,198,810)
Short High Yield
..................
285,404 — (90,308,916) (6,728,681)
Short MidCap400
.................
17,811 — (57,363,902) (726,310)
Short MSCI EAFE
.................
41,052 — (156,508,615) (2,504,089)
Short MSCI Emerging Markets
.......
43,842 — (196,606,776) (2,982,701)
Short QQQ
®
.....................
3,221,564 — (1,310,905,830) (224,320,759)
Short Real Estate
.................
42,871 — (41,573,614) (239,218)
Short Russell2000
.................
704,347 — (798,187,334) (33,142,563)
Short S&P500
®
...................
5,516,332 — (4,613,665,757) (247,763,891)
Short SmallCap600
................
20,646 — (43,486,046) (704,593)
Ultra 7-10 Year Treasury
............
94,973 — (135,692,256) (313,033)
Ultra 20+ Year Treasury
.............
436,763 — (55,295,435) (6,456,188)
Ultra Communication Services
.......
41,981 — — 1,062,718
Ultra Consumer Discretionary
........
15,476 — (4,956,045) (1,178,811)
Ultra Consumer Staples
............
25,505 — (2,091,959) (2,298,976)
Ultra Dow30
SM
....................
117,524 — — 66,619,046
Ultra Energy
.....................
23,482 — (28,352,503) (3,781,796)
Ultra Financials
...................
162,910,103 — — 172,530,589
Ultra FTSE China 50
...............
55,260 — (17,808,203) 1,478,572
Ultra FTSE Europe
................
23,500 154,136 — 1,828,218
Ultra Health Care
.................
114,799 — (23,704,575) (5,721,544)
Ultra High Yield
...................
24,836 — (2,469,263) (985,814)
Ultra Industrials
...................
— — (2,392,581) 5,115,833
Ultra Materials
...................
27,780 — (12,489,728) (3,653,718)
Ultra MidCap400
..................
120,204 — (121,089,618) 1,340,915
Ultra MSCI Brazil Capped
...........
7,391 — (15,097,492) 663,758
Ultra MSCI EAFE
..................
60,238 — (5,132,186) 3,802,766
Ultra MSCI Emerging Markets
........
70,241 — (22,832,295) 6,518,386
Ultra MSCI Japan
.................
2,447 — (2,286,733) 2,586,480
Ultra Nasdaq Biotechnology
.........
46,911 — (159,854,466) 1,022,843
Ultra Nasdaq Cloud Computing
.......
3,304 — (1,157,248) 266,047
Ultra Nasdaq Cybersecurity
..........
12,668 — (61,376) 1,168,115
Ultra QQQ
®
......................
— — — 3,145,187,528
Ultra QQQ Mega
..................
30,034 — — 7,792,925
Ultra QQQ Top 30
.................
7,550 — — 1,439,532
Ultra Real Estate
..................
134,166 — (30,477,532) (8,509,306)
Ultra Russell2000
.................
298,759 — (167,160,275) 63,013,543
Ultra S&P500
®
....................
2,430,120 — — 1,279,789,345
Ultra S&P 500 Equal Weight
.........
37,306 — (261,686) (229,846)
Ultra Semiconductors
..............
— — — 896,600,814
Ultra SmallCap600
................
6,876 — (9,039,187) 809,722
Ultra Technology
..................
— — — 401,625,337
Ultra Utilities
.....................
2,279 — (2,976,692) 4,436,335
UltraPro Dow30
SM
.................
640,808 — — 85,766,356
UltraPro MidCap400
...............
24,011 — (2,322,811) 713,663
UltraPro QQQ
®
...................
7,502,480 — — 11,738,217,288
UltraPro Russell2000
...............
423,448 — (124,844,094) 90,882,018
UltraPro S&P500
®
.................
2,746,850 — — 1,427,845,885
UltraPro Short 20+ Year Treasury
......
4,119,445 27,606 — 2,197,514
UltraPro Short Dow30
SM
............
1,278,450 — (1,794,050,162) (91,795,290)
UltraPro Short MidCap400
..........
12,071 — (60,862,934) (635,426)
UltraPro Short QQQ
®
...............
27,683,107 — (10,576,137,539) (2,831,412,511)
UltraPro Short Russell2000
..........
688,578 — (640,807,618) (68,956,292)
UltraPro Short S&P500
®
............
4,141,565 — (4,998,577,394) (406,208,135)
UltraShort 7-10 Year Treasury
........
50,883 — (116,698,352) (848,838)
UltraShort 20+ Year Treasury
.........
1,076,147 — (4,677,606,961) (3,154,936)
UltraShort Consumer Discretionary
....
17,177 — (20,197,578) (1,024,630)
UltraShort Consumer Staples
........
2,857 — (9,634,419) 67,924
UltraShort Dow30
SM
...............
240,886 — (765,197,221) (12,738,517)
UltraShort Energy
.................
60,418 — (126,054,282) (5,375)
UltraShort Financials
...............
62,880 — (513,531,925) (5,548,816)
UltraShort FTSE China 50
...........
29,659 — (258,863,585) (2,673,062)

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2026 :: 375
PROSHARES TRUST
Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing and the deductibility of certain expenses. Permanent differences, primarily due to gain (loss) on in-kind redemptions, reclassification on sale of derivatives, designation of taxable distributions in excess, utilization of earnings and profits distributed to the shareholders on redemption of shares and nondeductible expenses, resulted in reclassifications as of October 31, 2025 (the Funds’ most recent tax year end), among the Funds’ components of net assets.
As of October 31, 2025 (the Funds’ most recent tax year end), the Funds had capital loss carry forwards (“CLCFs”) available to offset future realized gains, if any, to the extent provided for by regulations and to thereby reduce the amount of future taxable capital gain distributions. Under current tax law, CLCFs retain their character as either short-term or long-term capital losses, and are not subject to expiration.
At October 31, 2025 (the Funds’ most recent tax year end), the following Funds had available CLCFs:
Fund
A
Undistributed
Ordinary
Income
A
Undistributed
Long-Term
Capital Gain
A
Accumulated
Capital and
Other Losses
A
Unrealized
Appreciation/
(Depreciation)
A
UltraShort FTSE Europe
............
$ 85,790 $ — $ (282,297,493) $ (7,615,536)
UltraShort Health Care
.............
3,250 — (12,268,259) 117,903
UltraShort Industrials
..............
8,067 — (22,702,596) (477,532)
UltraShort Materials
...............
3,564 — (86,342,432) (75,251)
UltraShort MidCap400
.............
6,676 — (55,641,875) (589,201)
UltraShort MSCI Brazil Capped
.......
31,518 — (96,053,220) (4,222,252)
UltraShort MSCI EAFE
.............
6,419 — (24,307,005) (732,284)
UltraShort MSCI Emerging Markets
....
20,667 — (167,637,033) (2,370,534)
UltraShort MSCI Japan
.............
26,824 — (29,284,821) (2,676,473)
UltraShort Nasdaq Biotechnology
.....
13,589 — (75,444,569) (759,516)
UltraShort QQQ
®
..................
2,109,119 — (1,941,960,261) (189,191,780)
UltraShort QQQ Mega
..............
15,006 — (1,129,863) (556,414)
UltraShort Real Estate
..............
88,942 — (249,811,122) (1,479,007)
UltraShort Russell2000
.............
240,013 — (768,262,495) (23,897,834)
UltraShort S&P500
®
...............
2,771,196 — (5,647,136,856) (207,720,737)
UltraShort Semiconductors
..........
129,370 — (69,327,980) (14,989,399)
UltraShort SmallCap600
............
10,440 — (31,648,670) (962,933)
UltraShort Technology
..............
27,084 — (34,601,849) (3,833,514)
UltraShort Utilities
.................
20,504 — (12,153,769) (948,990)
No Expiration Date
A
Short 20+ Year Treasury
........................................................................
$ 501,142,421
Short Dow30
SM
...............................................................................
583,214,492
Short Financials
..............................................................................
102,346,217
Short FTSE China 50
...........................................................................
12,712,116
Short High Yield
..............................................................................
90,308,916
Short MidCap400
.............................................................................
57,363,902
Short MSCI EAFE
.............................................................................
156,508,615
Short MSCI Emerging Markets
...................................................................
196,606,776
Short QQQ
®
.................................................................................
1,310,905,830
Short Real Estate
.............................................................................
41,573,614
Short Russell2000
.............................................................................
798,187,334
Short S&P500
®
...............................................................................
4,613,665,757
Short SmallCap600
............................................................................
43,486,046
Ultra 7-10 Year Treasury
........................................................................
135,692,256
Ultra 20+ Year Treasury
.........................................................................
55,295,435
Ultra Consumer Discretionary
....................................................................
4,956,045
Ultra Consumer Staples
........................................................................
2,091,959
Ultra Energy
.................................................................................
28,352,503
Ultra FTSE China 50
...........................................................................
17,808,203
Ultra Health Care
.............................................................................
23,704,575
Ultra High Yield
...............................................................................
2,469,263
Ultra Industrials
...............................................................................
2,392,581
Ultra Materials
...............................................................................
12,489,728

376 :: MAY 31, 2026 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
At October 31, 2025 (the Funds’ most recent tax year end), the following Funds utilized CLCFs and/or elected to defer late-year ordinary losses to November 1, 2025:
No Expiration Date
A
Ultra MidCap400
..............................................................................
$ 121,089,618
Ultra MSCI Brazil Capped
.......................................................................
15,097,492
Ultra MSCI EAFE
..............................................................................
5,132,186
Ultra MSCI Emerging Markets
....................................................................
22,832,295
Ultra MSCI Japan
.............................................................................
2,286,733
Ultra Nasdaq Biotechnology
.....................................................................
159,854,466
Ultra Nasdaq Cloud Computing
...................................................................
1,157,248
Ultra Nasdaq Cybersecurity
......................................................................
61,376
Ultra Real Estate
..............................................................................
30,477,532
Ultra Russell2000
.............................................................................
167,160,275
Ultra S&P 500 Equal Weight
.....................................................................
261,686
Ultra SmallCap600
............................................................................
9,039,187
Ultra Utilities
.................................................................................
2,976,692
UltraPro MidCap400
...........................................................................
2,322,811
UltraPro Russell2000
...........................................................................
124,844,094
UltraPro Short Dow30
SM
........................................................................
1,794,050,162
UltraPro Short MidCap400
......................................................................
60,862,934
UltraPro Short QQQ
®
...........................................................................
10,576,137,539
UltraPro Short Russell2000
......................................................................
640,807,618
UltraPro Short S&P500
®
........................................................................
4,998,577,394
UltraShort 7-10 Year Treasury
....................................................................
116,698,352
UltraShort 20+ Year Treasury
.....................................................................
4,677,606,961
UltraShort Consumer Discretionary
................................................................
20,197,578
UltraShort Consumer Staples
....................................................................
9,634,419
UltraShort Dow30
SM
...........................................................................
765,197,221
UltraShort Energy
.............................................................................
126,054,282
UltraShort Financials
...........................................................................
513,531,925
UltraShort FTSE China 50
.......................................................................
258,863,585
UltraShort FTSE Europe
........................................................................
282,297,493
UltraShort Health Care
.........................................................................
12,268,259
UltraShort Industrials
..........................................................................
22,702,596
UltraShort Materials
...........................................................................
86,342,432
UltraShort MidCap400
.........................................................................
55,641,875
UltraShort MSCI Brazil Capped
...................................................................
96,053,220
UltraShort MSCI EAFE
.........................................................................
24,307,005
UltraShort MSCI Emerging Markets
................................................................
167,637,033
UltraShort MSCI Japan
.........................................................................
29,284,821
UltraShort Nasdaq Biotechnology
.................................................................
75,444,569
UltraShort QQQ
®
..............................................................................
1,941,960,261
UltraShort QQQ Mega
..........................................................................
1,129,863
UltraShort Real Estate
..........................................................................
249,811,122
UltraShort Russell2000
.........................................................................
768,262,495
UltraShort S&P500
®
...........................................................................
5,647,136,856
UltraShort Semiconductors
......................................................................
69,327,980
UltraShort SmallCap600
........................................................................
31,648,670
UltraShort Technology
..........................................................................
34,601,849
UltraShort Utilities
.............................................................................
12,153,769
Fund
A
Capital Loss
Utilized
A
Ordinary Late Year
Loss Deferrals
A
Short 20+ Year Treasury
...........................................................
$ 360,244 $ —
Short MidCap400
................................................................
5,370 —

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2026 :: 377
PROSHARES TRUST
3. Investment Transactions, Income and Expense Allocations
Throughout the reporting period, investment transactions are generally accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions on the last business day of the reporting period are accounted for on the trade date.
Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Div-
idend income is recorded on the ex-dividend date except for certain foreign dividends that may be recorded as soon as such in-
formation becomes available. Non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.
Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund or jointly with an affiliate, are allocated among the respective Funds and/or affiliates based upon relative net assets or another reasonable basis.
4. Advisory and Management Service Fees and Transactions with Affiliates
The Advisor serves as the investment adviser to each Fund pursuant to an Investment Advisory Agreement. For its investment advisory services, each Fund pays the Advisor a monthly fee, accrued daily at an annualized rate based on its average daily net assets. Pursuant to a separate Management Services Agreement, the Advisor performs certain administrative services on behalf of the Funds, such as negotiating, coordinating and implementing the Trust’s contractual obligations with the Funds’ service providers; monitoring, overseeing and reviewing the performance of such service providers to ensure adherence to applicable contractual obligations; and preparing or coordinating reports and presentations to the Board of Trustees with respect to such service providers. For these and other services, each Fund pays the Advisor monthly management services fees, accrued daily at an annualized rate based on its average daily net assets.
The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses, in order to limit the annual operating expenses of each Fund. These expense limitations remain in effect until the dates specified in the table below, after which they may be terminated or revised.
Fund
A
Capital Loss
Utilized
A
Ordinary Late Year
Loss Deferrals
A
Ultra 7-10 Year Treasury
...........................................................
$ 5,974 $ —
Ultra 20+ Year Treasury
............................................................
13,471 —
Ultra Communication Services
......................................................
811,085 —
Ultra Consumer Discretionary
.......................................................
5,166,311 —
Ultra Consumer Staples
...........................................................
527,753 —
Ultra Dow30
SM
...................................................................
19,305,932 —
Ultra Financials
..................................................................
34,185,099 —
Ultra FTSE China 50
..............................................................
471,690 —
Ultra FTSE Europe
...............................................................
2,290 —
Ultra Health Care
................................................................
7,640,190 —
Ultra High Yield
..................................................................
807,235 —
Ultra Industrials
..................................................................
6,316,826 —
Ultra Materials
..................................................................
2,210,201 —
Ultra MidCap400
.................................................................
18,782,485 —
Ultra MSCI EAFE
.................................................................
1,988,027 —
Ultra MSCI Emerging Markets
.......................................................
1,977,967 —
Ultra MSCI Japan
................................................................
253,339 —
Ultra Nasdaq Biotechnology
........................................................
630,641 —
Ultra Nasdaq Cloud Computing
......................................................
307,930 —
Ultra Nasdaq Cybersecurity
.........................................................
904,656 —
Ultra Real Estate
.................................................................
5,644,379 —
Ultra SmallCap600
...............................................................
370,956 —
Ultra Utilities
....................................................................
826,480 —
UltraPro Dow30
SM
................................................................
54,104,154 —
UltraPro Russell2000
..............................................................
25,588,982 —
UltraShort 7-10 Year Treasury
.......................................................
2,149,128 —
UltraShort 20+ Year Treasury
........................................................
145,634 —
UltraShort MSCI Brazil Capped
......................................................
69,599 —
UltraShort SmallCap600
...........................................................
303,989 —
UltraShort Utilities
................................................................
34,891 —

378 :: MAY 31, 2026 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
For the year ended May 31, 2026, advisory and management services fees, waivers, reimbursements, and expense limitations were as follows:
Fund
A
Investment
Advisory
Fee Rate
*
A
Management
Services Fee
Rate
A
Advisory Fees
Waived
A
Management
Services Fees
Waived
A
Expense
Reimbursements
A
Expense
Limitation
A
Expense Limitation
Effective Through
A
Short 7-10 Year Treasury
...
0.75% 0.10% $ 69,504 $ — $ — 0.95 % September 30, 2026
Short 20+ Year Treasury
....
0.75 0.10 41,986 — — 0.95 September 30, 2026
Short Dow30
SM
...........
0.75 0.10 58,954 — — 0.95 September 30, 2026
Short Financials
..........
0.75 0.10 69,997 — — 0.95 September 30, 2026
Short FTSE China 50
......
0.75 0.10 25,306 3,374 56,007 0.95 September 30, 2026
Short High Yield
..........
0.75 0.10 79,059 — — 0.95 September 30, 2026
Short MidCap400
.........
0.75 0.10 28,969 3,863 44,341 0.95 September 30, 2026
Short MSCI EAFE
.........
0.75 0.10 81,415 — — 0.95 September 30, 2026
Short MSCI Emerging Markets 0.75 0.10 79,711 5,342 — 0.95 September 30, 2026
Short QQQ
®
.............
0.75 0.10 86,584 — — 0.95 September 30, 2026
Short Real Estate
.........
0.75 0.10 69,450 — — 0.95 September 30, 2026
Short Russell2000
........
0.75 0.10 145,882 — — 0.95 September 30, 2026
Short S&P500
®
...........
0.75 0.10 — — — 0.95 September 30, 2026
Short SmallCap600
.......
0.75 0.10 35,767 4,769 34,289 0.95 September 30, 2026
Ultra 7-10 Year Treasury
....
0.75 0.10 62,445 — — 0.95 September 30, 2026
Ultra 20+ Year Treasury
....
0.75 0.10 24,367 — — 0.95 September 30, 2026
Ultra Communication Services 0.75 0.10 100,644 13,419 3,948 0.95 September 30, 2026
Ultra Consumer Discretionary 0.75 0.10 107,570 — — 0.95 September 30, 2026
Ultra Consumer Staples
....
0.75 0.10 77,552 10,340 18,750 0.95 September 30, 2026
Ultra Copper K-1 Free ETF
..
0.75 0.10 5,695 759 12,489 0.95 September 30, 2026
Ultra Dow30
SM
...........
0.75 0.10 12,272 — — 0.95 September 30, 2026
Ultra Energy
.............
0.75 0.10 86,838 — — 0.95 September 30, 2026
Ultra Financials
..........
0.75 0.10 — — — 0.95 September 30, 2026
Ultra FTSE China 50
.......
0.75 0.10 88,986 — — 0.95 September 30, 2026
Ultra FTSE Europe
........
0.75 0.10 80,138 — — 0.95 September 30, 2026
Ultra Health Care
.........
0.75 0.10 96,788 — — 0.95 September 30, 2026
Ultra High Yield
..........
0.75 0.10 75,258 — — 0.95 September 30, 2026
Ultra Industrials
..........
0.75 0.10 100,651 — — 0.95 September 30, 2026
Ultra Materials
...........
0.75 0.10 85,786 — — 0.95 September 30, 2026
Ultra MidCap400
.........
0.75 0.10 43,223 — — 0.95 September 30, 2026
Ultra MSCI Brazil Capped
..
0.75 0.10 25,746 3,433 50,152 0.95 September 30, 2026
Ultra MSCI EAFE
.........
0.75 0.10 82,699 — — 0.95 September 30, 2026
Ultra MSCI Emerging Markets 0.75 0.10 82,037 — — 0.95 September 30, 2026
Ultra MSCI Japan
.........
0.75 0.10 74,408 9,921 42,751 0.95 September 30, 2026
Ultra Nasdaq Biotechnology
.
0.75 0.10 154,469 — — 0.95 September 30, 2026
Ultra Nasdaq Cloud Computing 0.75 0.10 16,920 2,256 89,325 0.95 September 30, 2026
Ultra Nasdaq Cybersecurity
.
0.75 0.10 34,886 4,651 44,531 0.95 September 30, 2026
Ultra Palladium K-1 Free ETF 0.75 0.10 3,079 411 15,444 0.95 September 30, 2026
Ultra Platinum K-1 Free ETF
.
0.75 0.10 3,263 435 15,227 0.95 September 30, 2026
Ultra QQQ
®
*
.............
0.75 0.10 7,626,483 — — 0.95 September 30, 2026
Ultra QQQ Mega
.........
0.75 0.10 75,009 — — 0.95 September 30, 2026
Ultra QQQ Top 30
........
0.75 0.10 42,807 5,708 144 0.95 September 30, 2026
Ultra Real Estate
.........
0.75 0.10 97,469 — — 0.95 September 30, 2026
Ultra Russell2000
.........
0.75 0.10 204,271 — — 0.95 September 30, 2026
Ultra S&P500
®
*
..........
0.75 0.10 2,502,483 — — 0.95 September 30, 2026
Ultra S&P 500 Equal Weight
.
0.75 0.10 75,793 — — 0.95 September 30, 2026
Ultra Semiconductors
.....
0.75 0.10 — — — 0.95 September 30, 2026
Ultra SmallCap600
........
0.75 0.10 94,930 — — 0.95 September 30, 2026
Ultra Technology
.........
0.75 0.10 — — — 0.95 September 30, 2026
Ultra Utilities
............
0.75 0.10 104,820 — — 0.95 September 30, 2026
UltraPro Dow30
SM
........
0.75 0.10 — — — 0.95 September 30, 2026
UltraPro MidCap400
......
0.75 0.10 128,783 — — 0.95 September 30, 2026
UltraPro QQQ
®
*
..........
0.75 0.10 44,388,491 — — 0.95 September 30, 2026
UltraPro Russell2000
......
0.75 0.10 345,892 — — 0.95 September 30, 2026
UltraPro S&P500
®
*
........
0.75 0.10 293,643 — — 0.95 September 30, 2026
UltraPro Short 20+ Year
Treasury
..............
0.75 0.10 64,257 — — 0.95 September 30, 2026
UltraPro Short Dow30
SM
....
0.75 0.10 55,229 — — 0.95 September 30, 2026
UltraPro Short MidCap400
..
0.75 0.10 18,135 2,418 59,681 0.95 September 30, 2026
UltraPro Short QQQ
®
......
0.75 0.10 — — — 0.95 September 30, 2026
UltraPro Short Russell2000
.
0.75 0.10 124,181 — — 0.95 September 30, 2026

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2026 :: 379
PROSHARES TRUST
For each Fund, amounts waived or reimbursed by the Advisor may be recouped by the Advisor within five years of the end of the applicable contractual period to the extent that such recoupments would not cause a Fund’s annualized operating expenses to ex-
ceed the lesser of (1) the expense limitation in effect at the time of waiver, and (2) the expense limitation in effect at the time of re-
coupment. Any amounts recouped by the Advisor during the period are reflected in the Statements of Operations as “Recoupment of prior expenses waived and/or reimbursed by Advisor." As of May 31, 2026, no commitment or contingent liability is expected.
The amounts eligible for recoupment and the date of expiration are as follows:
Fund
A
Investment
Advisory
Fee Rate
*
A
Management
Services Fee
Rate
A
Advisory Fees
Waived
A
Management
Services Fees
Waived
A
Expense
Reimbursements
A
Expense
Limitation
A
Expense Limitation
Effective Through
A
UltraPro Short S&P500
®
....
0.75% 0.10% $ — $ — $ — 0.95 % September 30, 2026
UltraShort 7-10 Year Treasury 0.75 0.10 70,750 — — 0.95 September 30, 2026
UltraShort 20+ Year Treasury 0.75 0.10 — — — 0.95 September 30, 2026
UltraShort Consumer
Discretionary
...........
0.75 0.10 27,772 3,703 43,732 0.95 September 30, 2026
UltraShort Consumer Staples 0.75 0.10 13,300 1,773 59,382 0.95 September 30, 2026
UltraShort Dow30
SM
.......
0.75 0.10 72,069 — — 0.95 September 30, 2026
UltraShort Energy
.........
0.75 0.10 69,814 — — 0.95 September 30, 2026
UltraShort Financials
......
0.75 0.10 72,503 — — 0.95 September 30, 2026
UltraShort FTSE China 50
..
0.75 0.10 45,895 6,119 34,504 0.95 September 30, 2026
UltraShort FTSE Europe
....
0.75 0.10 76,127 — — 0.95 September 30, 2026
UltraShort Health Care
.....
0.75 0.10 15,516 2,069 56,555 0.95 September 30, 2026
UltraShort Industrials
......
0.75 0.10 19,797 2,640 53,194 0.95 September 30, 2026
UltraShort Materials
.......
0.75 0.10 10,039 1,339 63,855 0.95 September 30, 2026
UltraShort MidCap400
.....
0.75 0.10 7,173 956 69,194 0.95 September 30, 2026
UltraShort MSCI Brazil Capped 0.75 0.10 36,829 4,911 44,880 0.95 September 30, 2026
UltraShort MSCI EAFE
.....
0.75 0.10 8,332 1,111 72,621 0.95 September 30, 2026
UltraShort MSCI Emerging
Markets
..............
0.75 0.10 34,796 4,639 44,018 0.95 September 30, 2026
UltraShort MSCI Japan
....
0.75 0.10 45,757 6,101 29,393 0.95 September 30, 2026
UltraShort Nasdaq
Biotechnology
..........
0.75 0.10 18,893 2,519 53,033 0.95 September 30, 2026
UltraShort QQQ
®
.........
0.75 0.10 111,439 — — 0.95 September 30, 2026
UltraShort QQQ Mega
.....
0.75 0.10 16,165 2,155 27,235 0.95 September 30, 2026
UltraShort Real Estate
.....
0.75 0.10 69,335 — — 0.95 September 30, 2026
UltraShort Russell2000
.....
0.75 0.10 97,130 — — 0.95 September 30, 2026
UltraShort S&P500
®
.......
0.75 0.10 — — — 0.95 September 30, 2026
UltraShort Semiconductors
.
0.75 0.10 71,280 — — 0.95 September 30, 2026
UltraShort SmallCap600
....
0.75 0.10 12,553 1,674 62,347 0.95 September 30, 2026
UltraShort Technology
.....
0.75 0.10 30,000 4,000 41,548 0.95 September 30, 2026
UltraShort Utilities
........
0.75 0.10 26,668 3,556 43,403 0.95 September 30, 2026
* Funds that reduce the annualized advisory fee rate subject to the following breakpoints: 0.75% of the first $4.0 billion of average daily net assets of the Fund, 0.70% of the next $1.5 billion, 0.65% of the next $1.5 billion, 0.60% of the next $1.5 billion and 0.55% of average daily net assets of the Fund over $8.5 billion. To the extent that a Fund achieves an asset breakpoint, the Advisor will waive fees in order to match the corresponding reduction in the tiered advisory fee limit. Any such waivers are reflected as a component of “Expenses waived and/or reimbursed by Advisor” on the Statements of Operations, and are not subject to subsequent recoupment by the Advisor. During the year ended May 31, 2026, advisory fees of $7,626,483 were waived for Ultra QQQ pursuant to this agreement, resulting in a net advisory fee of 0.67%. During the year ended May 31, 2026, advisory fees of $293,643 were waived for UltraPro S&P 500 pursuant to this agreement, resulting in a net advisory fee of 0.74%. During the year ended May 31, 2026, advisory fees of $2,502,483 were waived for Ultra S&P 500 pursuant to this agreement, resulting in a net advisory fee of 0.71%. During the year ended May 31, 2026, advisory fees of $44,388,491 were waived for UltraPro QQQ pursuant to this agreement, resulting in a net advisory fee of 0.59%.
Expires September 30,
Fund 2026 2027 2028 2029 2030 2031
Total Amount
Eligible for
Recoupment
Short 7-10 Year Treasury
.........
$ 39,494 $ 4,634 $ 54,992 $ 61,990 $ 69,459 $ 46,158 $ 276,727
Short 20+ Year Treasury
.........
— — 5 13,497 38,268 28,351 80,121
Short Dow30
SM
................
71,179 — 43,509 33,942 63,178 34,806 246,614
Short Financials
...............
67,738 63,344 62,972 73,472 73,877 44,933 386,336
Short FTSE China 50
............
69,478 89,557 86,187 93,347 85,447 55,211 479,227
Short High Yield
...............
73,328 63,664 95,987 86,827 92,144 50,094 462,044
Short MidCap400
..............
64,925 62,578 65,389 71,650 76,000 51,638 392,180
Short MSCI EAFE
..............
77,986 70,867 82,669 92,907 84,837 52,060 461,326
Short MSCI Emerging Markets
....
73,663 81,886 101,785 86,204 94,729 54,146 492,413
Short QQQ
®
..................
296,075 403,339 637,777 296,330 266,672 283 1,900,476

380 :: MAY 31, 2026 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Expires September 30,
Fund 2026 2027 2028 2029 2030 2031
Total Amount
Eligible for
Recoupment
Short Real Estate
..............
$ 72,237 $ 63,254 $ 71,901 $ 71,827 $ 71,054 $ 44,747 $ 395,020
Short Russell2000
..............
231,769 181,302 266,119 167,847 143,566 89,968 1,080,571
Short SmallCap600
.............
69,001 66,777 61,201 70,441 74,624 49,855 391,899
Ultra 7-10 Year Treasury
.........
91,778 89,206 55,323 62,064 63,988 41,757 404,116
Ultra 20+ Year Treasury
..........
86,760 78,895 38,163 25,413 24,260 17,883 271,374
Ultra Communication Services
....
108,243 111,291 113,719 106,171 107,680 82,511 629,615
Ultra Consumer Discretionary
.....
117,859 106,903 104,262 104,092 108,859 71,198 613,173
Ultra Consumer Staples
.........
108,679 122,716 110,620 104,418 114,470 69,404 630,307
Ultra Copper K-1 Free ETF
.......
— — — — — 18,943 18,943
Ultra Dow30
SM
.................
38,504 23,810 49,729 23,470 40,135 — 175,648
Ultra Energy
..................
103,663 92,512 106,280 104,753 118,011 48,574 573,793
Ultra FTSE China 50
............
79,216 98,616 88,847 90,234 94,990 57,661 509,564
Ultra FTSE Europe
.............
91,549 83,233 78,643 94,495 96,879 49,758 494,557
Ultra Health Care
..............
94,412 121,233 120,036 77,254 100,370 62,321 575,626
Ultra High Yield
................
127,422 44,669 63,981 97,407 90,341 44,551 468,371
Ultra Industrials
................
143,038 104,318 116,750 96,660 103,787 65,629 630,182
Ultra Materials
................
92,884 110,973 100,812 101,145 110,563 49,930 566,307
Ultra MidCap400
...............
153,030 85,292 93,264 75,962 73,242 19,436 500,226
Ultra MSCI Brazil Capped
........
73,357 94,920 79,758 92,201 98,193 48,055 486,484
Ultra MSCI EAFE
...............
61,981 97,732 77,284 85,499 87,024 55,694 465,214
Ultra MSCI Emerging Markets
.....
74,970 82,325 75,443 92,292 88,127 54,229 467,386
Ultra MSCI Japan
..............
76,205 108,148 167,664 92,057 127,662 85,835 657,571
Ultra Nasdaq Biotechnology
......
310,901 235,559 201,238 172,178 158,769 99,112 1,177,757
Ultra Nasdaq Cloud Computing
....
40,946 84,500 104,680 119,345 111,356 71,244 532,071
Ultra Nasdaq Cybersecurity
.......
39,101 61,997 62,222 87,856 78,792 57,750 387,718
Ultra Palladium K-1 Free ETF
.....
— — — — — 18,934 18,934
Ultra Platinum K-1 Free ETF
......
— — — — — 18,925 18,925
Ultra QQQ Mega
...............
— — — — 19,470 55,539 75,009
Ultra QQQ Top 30
..............
— — — — 7,857 40,802 48,659
Ultra Real Estate
...............
99,269 114,980 101,822 86,977 101,575 63,942 568,565
Ultra Russell2000
..............
1,190,983 1,132,650 76,452 245,115 472,747 79,625 3,197,572
Ultra S&P 500 Equal Weight
......
— — — — 7,350 68,443 75,793
Ultra SmallCap600
.............
105,717 151,135 120,084 150,172 137,038 52,084 716,230
Ultra Utilities
..................
137,989 86,840 112,177 98,467 107,853 69,066 612,392
UltraPro Dow30
SM
..............
— — — — — 1,574 1,574
UltraPro MidCap400
............
108,219 208,021 129,805 167,232 147,314 78,928 839,519
UltraPro Russell2000
............
1,251,635 1,165,426 88,500 644,298 472,903 169,368 3,792,130
UltraPro Short 20+ Year Treasury
...
— — 69 48,941 58,001 43,545 150,556
UltraPro Short Dow30
SM
.........
100,679 — — — 55,370 29,153 185,202
UltraPro Short MidCap400
.......
73,860 71,947 68,028 74,857 78,710 53,873 421,275
UltraPro Short QQQ
®
............
405,478 750,180 1,375,086 998,462 905,897 — 4,435,103
UltraPro Short Russell2000
.......
160,458 136,242 152,656 131,566 122,418 78,233 781,573
UltraShort 7-10 Year Treasury
.....
46,329 27,548 50,469 61,826 68,515 47,455 302,142
UltraShort Consumer Discretionary
.
69,905 73,284 68,410 73,153 75,704 50,357 410,813
UltraShort Consumer Staples
.....
68,984 77,931 69,201 70,866 75,185 49,456 411,623
UltraShort Dow30
SM
............
79,732 51,568 70,454 56,685 74,419 45,755 378,613
UltraShort Energy
..............
64,443 72,145 64,701 65,770 71,633 46,189 384,881
UltraShort Financials
............
71,867 68,883 71,736 70,600 75,649 47,434 406,169
UltraShort FTSE China 50
........
74,667 96,597 92,984 96,859 92,803 54,883 508,793
UltraShort FTSE Europe
.........
66,885 79,728 75,212 74,354 83,423 48,625 428,227
UltraShort Health Care
..........
68,004 77,760 68,343 71,096 74,876 49,249 409,328
UltraShort Industrials
...........
68,882 79,531 68,892 70,889 75,138 50,546 413,878
UltraShort Materials
............
68,121 69,860 70,069 75,223 76,836 49,956 410,065
UltraShort MidCap400
..........
72,191 73,814 72,817 76,311 76,887 51,649 423,669
UltraShort MSCI Brazil Capped
....
70,621 96,983 74,762 87,100 94,363 56,095 479,924
UltraShort MSCI EAFE
..........
68,132 89,336 77,083 86,991 86,313 53,159 461,014
UltraShort MSCI Emerging Markets
.
69,189 88,250 75,105 87,644 85,601 54,334 460,123
UltraShort MSCI Japan
..........
68,340 89,339 73,615 82,953 88,469 52,900 455,616
UltraShort Nasdaq Biotechnology
..
67,920 74,186 67,539 69,158 75,406 49,357 403,566
UltraShort QQQ
®
...............
185,861 218,077 308,243 222,646 185,577 46,735 1,167,139
UltraShort QQQ Mega
...........
— — — — 14,768 30,787 45,555
UltraShort Real Estate
...........
74,474 71,701 71,012 65,073 70,954 45,190 398,404
UltraShort Russell2000
..........
123,449 117,432 126,649 106,599 101,397 62,550 638,076
UltraShort Semiconductors
.......
69,723 68,978 69,624 72,857 75,469 47,958 404,609
UltraShort SmallCap600
.........
71,020 70,968 70,218 73,600 76,832 50,943 413,581
UltraShort Technology
...........
68,752 73,598 67,410 73,049 75,201 50,690 408,700

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2026 :: 381
PROSHARES TRUST
Employees of the Advisor serve in the roles of Interested Trustee, President, Chief Legal Officer and Secretary of the Trust. These
individuals receive no compensation directly from the Trust. Another employee of the Advisor serves as Chief Compliance Officer and Anti-Money Laundering Officer. This individual’s related compensation, along with the compensation of staff who administer the Funds’ compliance program, and certain other expenses are reimbursed to the Advisor by the Funds and are reflected on the
Statements of Operations as “Compliance services fees."
Certain Funds may invest a portion of their cash balances in the GENIUS Money Market ETF (the “Affiliated Fund”), an affiliated exchange-traded fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940. The Affiliated Fund is used primar-
ily for cash management and liquidity. Income from the Affiliated Fund is presented as “Dividends from affiliated securities”
in the Statements of Operations, with any related receivable included in “Dividends from affiliated securities receivable” in the
Statements of Assets and Liabilities. The Advisor has paid to the Funds the costs for acquired fund fees and expenses related to management fees associated with each Fund’s investment in the Affiliated Fund. These payments are included in “Payment from
Advisor” on the Statements of Operations. A table summarizing each Fund’s investment activity in the Affiliated Fund for the year ended May 31, 2026 is included in each Fund’s Schedule of Portfolio Investments.
5. Administration Fees
JPMorgan Chase Bank, N.A. acts as the Trust’s administrator (the “Administrator”). The Administrator provides certain admin-
istrative services to the Funds, including fund accounting, fund administration and certain compliance services, pursuant to a
Fund Services Agreement. For these services, each Fund shall pay the Administrator monthly, a fee accrued daily and based on average net assets. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Adminis-
trator in the performance of its duties. Such fees are reflected on the Statements of Operations as “Administration Fees.” Certain
employees of the Administrator are also officers of the Trust.
6. Custodian Fees
JPMorgan Chase Bank, N.A. acts as custodian for the Funds in accordance with a Custody Agreement. The custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. Custodian fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses. Such fees are reflected on the Statements of Operations as “Custodian fees.” The custodian voluntarily waived a portion of transaction fees during the year ended May 31, 2026 for certain Funds. Such fees are reflected on the Statements of Operations as "Expenses waived by custodian."
7. Listing, Data and Related Fees
The Funds may incur costs relating to their initial and ongoing listing on an exchange and for the calculation and dissemination of Indicative Optimized Portfolio Values (IOPVs). Additionally, a Fund may enter into a license agreement for the right to use an
Index and the related Trade Mark(s) and to receive data related to the index from the index provider. The portion of such costs attributed to each Fund is reflected on the Statements of Operations as “Listing, Data and related fees."
8. Trustees Fees
The Trust, together with other affiliated trusts, pay each Independent Trustee an aggregate fee consisting of a $375,000 annual retainer (paid in quarterly increments) for services provided as a Board member. Prior to September 1, 2025, each Independent
Trustee was paid a $325,000 annual retainer. Such fees are allocated between the Funds and other affiliated funds. Each Fund’s share of these fees, together with reimbursable expenses of the Trustees, is reflected on the Statements of Operations as “Trust-
ees Fees and expenses."
9. Distribution and Service Plan
SEI Investments Distribution Co. serves as the Funds’ distributor. The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which each Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.
Expires September 30,
Fund 2026 2027 2028 2029 2030 2031
Total Amount
Eligible for
Recoupment
UltraShort Utilities
..............
$ 67,517 $ 69,824 $ 69,228 $ 72,937 $ 75,830 $ 48,996 $ 404,332

382 :: MAY 31, 2026 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
10. Issuance and Redemption of Fund Shares
Each Fund issues and redeems its shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares.
To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Fund of all or a portion of the applicable Deposit Securities.  In these circumstances, the Fund may require the Authorized Participant to maintain with the Trust an amount up to 115% and/or 125% of the daily mark-
to-market value of the missing Deposit Securities.
Retail investors may only purchase and sell Fund shares on a national securities exchange through a broker-dealer and such transactions may be subject to customary commission rates imposed by the broker-dealer.
Authorized Participants may pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees related to unsettled Creation Unit transactions are included in the receivable for capital shares issued on the Statements of Assets and Liabilities. None of the Funds had any transaction fees for the year ended
May 31, 2026.
11. Investment Transactions
For the year ended May 31, 2026, the cost of securities purchased and proceeds from sales of securities, excluding short-term se-
curities, instruments used for cash management purposes, derivatives and in-kind transactions, were as follows:
12. In-Kind Transactions
During the year ended May 31, 2026, certain Funds delivered portfolio securities in exchange for the redemption of shares (re-
demption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.
For the year ended May 31, 2026, the fair value of the securities transferred for redemptions, and the net realized gains (losses)
recorded in connection with the transactions were as follows:
Fund
A
Purchases
A
Sales
A
Ultra Communication Services
.......................................................
$ 13,134,404 $ 6,753,045
Ultra Consumer Discretionary
........................................................
3,416,763 565,541
Ultra Consumer Staples
............................................................
4,460,467 514,783
Ultra Dow30
SM
....................................................................
211,417,375 566,973
Ultra Energy
.....................................................................
18,437,467 2,717,297
Ultra Financials
...................................................................
611,748,717 177,877,113
Ultra Health Care
.................................................................
2,388,899 4,786,970
Ultra Industrials
...................................................................
1,594,229 774,119
Ultra Materials
...................................................................
10,771,018 4,832,768
Ultra MidCap400
..................................................................
39,924,275 18,697,468
Ultra Nasdaq Biotechnology
.........................................................
23,653,653 13,445,500
Ultra Nasdaq Cloud Computing
.......................................................
665,067 397,982
Ultra QQQ
®
......................................................................
3,950,502,361 1,768,050,789
Ultra QQQ Mega
..................................................................
30,524,136 11,987,016
Ultra QQQ Top 30
.................................................................
7,417,139 4,096,322
Ultra Real Estate
..................................................................
7,975,192 3,820,248
Ultra Russell2000
.................................................................
95,631,136 189,972,363
Ultra S&P500
®
....................................................................
2,670,722,804 612,785,529
Ultra S&P 500 Equal Weight
.........................................................
42,126,580 20,254,780
Ultra Semiconductors
..............................................................
1,868,753,132 830,502,032
Ultra SmallCap600
................................................................
10,697,856 5,154,437
Ultra Technology
..................................................................
230,966,247 44,045,670
Ultra Utilities
.....................................................................
163,613 6,088,685
UltraPro Dow30
SM
.................................................................
586,926,699 668,243
UltraPro MidCap400
...............................................................
10,975,331 4,837,676
UltraPro QQQ
®
...................................................................
19,485,080,277 3,876,531,422
UltraPro Russell2000
...............................................................
190,686,737 93,416,035
UltraPro S&P500
®
.................................................................
3,876,615,915 385,215,808
Fund
A
Fair Value
A
Net Realized Gains
(Losses)
A
Ultra Communication Services
....................................................
$ 14,458,248 $ 2,466,098

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2026 :: 383
PROSHARES TRUST
In addition, during the year, certain Funds received securities in exchange for subscriptions of shares (subscriptions-in-kind). For the year ended May 31, 2026, the fair value of the securities received for subscriptions were as follows:
13. Share Splits and Reverse Share Splits
The effect of a share split transaction is to multiply the number of outstanding shares of the Fund by the split factor, with a cor-
responding decrease in the net asset value per share. The effect of the reverse share split transactions is to divide the number of outstanding shares of the Fund by the reverse split factor, with a corresponding increase in the net asset value per share. These
Fund
A
Fair Value
A
Net Realized Gains
(Losses)
A
Ultra Consumer Discretionary
.....................................................
$ 11,788,194 $ 1,676,353
Ultra Consumer Staples
.........................................................
21,351,565 642,960
Ultra Dow30
SM
.................................................................
346,078,662 59,922,184
Ultra Energy
..................................................................
49,543,536 9,015,860
Ultra Financials
................................................................
650,997,413 169,337,562
Ultra Health Care
..............................................................
3,522,372 756,218
Ultra Industrials
................................................................
6,926,465 2,204,218
Ultra Materials
................................................................
13,167,404 3,135,537
Ultra MidCap400
...............................................................
39,737,888 11,410,520
Ultra Nasdaq Biotechnology
......................................................
22,661,290 6,022,974
Ultra Nasdaq Cloud Computing
....................................................
1,273,831 274,297
Ultra QQQ
®
...................................................................
3,678,913,314 853,019,608
Ultra QQQ Mega
...............................................................
12,451,334 1,648,197
Ultra QQQ Top 30
..............................................................
3,107,668 128,062
Ultra Real Estate
...............................................................
14,664,615 1,852,167
Ultra Russell2000
..............................................................
92,629,070 38,005,621
Ultra S&P500
®
.................................................................
5,418,492,127 860,900,758
Ultra S&P 500 Equal Weight
......................................................
37,206,665 2,378,894
Ultra Semiconductors
...........................................................
2,051,187,968 441,480,176
Ultra SmallCap600
.............................................................
12,884,492 2,508,876
Ultra Technology
...............................................................
228,911,821 94,843,497
Ultra Utilities
..................................................................
6,184,993 1,294,461
UltraPro Dow30
SM
..............................................................
1,266,069,145 87,977,832
UltraPro MidCap400
............................................................
10,712,187 2,603,495
UltraPro QQQ
®
................................................................
35,003,826,703 4,269,875,262
UltraPro Russell2000
............................................................
212,836,940 65,819,811
UltraPro S&P500
®
..............................................................
6,587,104,469 511,835,574
Fund
A
Fair Value
A
Ultra Communication Services
....................................................................
$ 6,280,634
Ultra Consumer Discretionary
.....................................................................
5,235,515
Ultra Consumer Staples
.........................................................................
16,497,826
Ultra Dow30
SM
.................................................................................
138,644,764
Ultra Energy
..................................................................................
14,286,587
Ultra Financials
................................................................................
46,741,727
Ultra Health Care
..............................................................................
4,531,672
Ultra Industrials
................................................................................
4,189,201
Ultra Materials
................................................................................
8,233,140
Ultra MidCap400
...............................................................................
8,394,685
Ultra Nasdaq Biotechnology
......................................................................
10,287,169
Ultra Nasdaq Cloud Computing
....................................................................
810,168
Ultra QQQ
®
...................................................................................
2,210,249,711
Ultra QQQ Mega
...............................................................................
7,531,029
Ultra QQQ Top 30
..............................................................................
191,783
Ultra Real Estate
...............................................................................
1,890,563
Ultra S&P500
®
.................................................................................
3,134,752,841
Ultra S&P 500 Equal Weight
......................................................................
24,852,982
Ultra Semiconductors
...........................................................................
551,223,057
Ultra SmallCap600
.............................................................................
233,382
Ultra Technology
...............................................................................
24,176,333
Ultra Utilities
..................................................................................
13,792,184
UltraPro Dow30
SM
..............................................................................
570,548,374
UltraPro MidCap400
............................................................................
1,583,007
UltraPro QQQ
®
................................................................................
11,244,260,394
UltraPro S&P500
®
..............................................................................
2,487,101,777

384 :: MAY 31, 2026 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
transactions do not change the net assets of the Fund or the value of a shareholder's investment. The historical share transactions presented in the Statements of Changes in Net Assets and the per share data presented in the Financial Highlights have been ad-
justed retroactively to give effect to share splits, as reflected in the following table.
14. Risk
Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds.
Risks Associated with the Use of Derivatives
Certain Funds obtain investment exposure through derivatives (including investing in futures contracts, securities and index-
es, forward contracts, swap agreements and similar instruments). Investing in derivatives may be considered aggressive and may expose a Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities underlying the derivative, including: 1) the risk that there may be imperfect correlation between the price of financial instru-
ments and movements in the prices of the underlying reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount each Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. The occurrence of any of these factors may prevent the Fund from achieving its investment objective. Because derivatives often require limited initial investment, the use of derivatives also may expose the Fund to losses in excess of those amounts initially invested.
Certain Funds may use a combination of swaps on an underlying index or swaps on an ETF that is designed to track the perfor-
mance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index.
Moreover, with respect to the use of swap agreements, if an index has a dramatic intraday move that causes a material decline in a Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agree-
Effective Date Type of Split
UltraPro Short MidCap400
.........................................
June 12, 2025 1-for-2 reverse share split
UltraShort Consumer Discretionary
...................................
June 12, 2025 1-for-2 reverse share split
UltraShort Industrials
.............................................
June 12, 2025 1-for-2 reverse share split
Short FTSE China 50
..............................................
November 20, 2025 1-for-2 reverse share split
Ultra Communication Services
......................................
November 20, 2025 4-for-1 forward share split
Ultra Dow30
SM
...................................................
November 20, 2025 2-for-1 forward share split
Ultra QQQ
®
.....................................................
November 20, 2025 2-for-1 forward share split
Ultra S&P500
®
...................................................
November 20, 2025 2-for-1 forward share split
Ultra Semiconductors
.............................................
November 20, 2025 2-for-1 forward share split
Ultra Utilities
....................................................
November 20, 2025 4-for-1 forward share split
UltraPro Dow30
SM
................................................
November 20, 2025 2-for-1 forward share split
UltraPro QQQ
®
..................................................
November 20, 2025 2-for-1 forward share split
UltraPro Short QQQ
®
..............................................
November 20, 2025 1-for-5 reverse share split
UltraPro Short Russell2000
.........................................
November 20, 2025 1-for-4 reverse share split
UltraPro Short S&P500
®
...........................................
November 20, 2025 1-for-4 reverse share split
UltraShort FTSE China 50
..........................................
November 20, 2025 1-for-2 reverse share split
UltraShort MSCI Brazil Capped
......................................
November 20, 2025 1-for-2 reverse share split
UltraShort MSCI Emerging Markets
...................................
November 20, 2025 1-for-2 reverse share split
UltraShort S&P500
®
..............................................
November 20, 2025 1-for-5 reverse share split
UltraShort Semiconductors
.........................................
November 20, 2025 1-for-4 reverse share split
UltraShort Technology
.............................................
November 20, 2025 1-for-2 reverse share split
Short MSCI EAFE
................................................
May 28, 2026 1-for-2 reverse share split
Short SmallCap600
...............................................
May 28, 2026 1-for-2 reverse share split
UltraShort Consumer Staples
.......................................
May 28, 2026 1-for-2 reverse share split
UltraShort Health Care
............................................
May 28, 2026 1-for-2 reverse share split
UltraShort Industrials
.............................................
May 28, 2026 1-for-2 reverse share split
UltraShort Materials
..............................................
May 28, 2026 1-for-2 reverse share split
UltraShort MSCI Brazil Capped
......................................
May 28, 2026 1-for-2 reverse share split
UltraShort Nasdaq Biotechnology
....................................
May 28, 2026 1-for-2 reverse share split
UltraShort Technology
.............................................
May 28, 2026 1-for-2 reverse share split
UltraShort Utilities
................................................
May 28, 2026 1-for-2 reverse share split

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2026 :: 385
PROSHARES TRUST
ment or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the Fund’s return.
Equity and Market Risk
Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
Leverage Risk
Certain Funds utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their invest-
ment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.
Because the Funds that utilize leverage include either a -3x or 3x multiplier or a -2x or 2x multiplier, a single day adverse price movement approaching 33% or 50%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.
Concentration Risk
Certain Funds may typically concentrate their investments in issuers of one or more particular industries to the same extent that their underlying indexes are so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sectors) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating invest-
ments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.
Correlation Risk
There is no guarantee that a Fund will achieve a high degree of correlation with its index or a multiple or inverse thereof.
Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. The percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the percent-
age change of the Fund’s index on such day. A number of other factors may adversely affect a Fund’s correlation with its index, including material over- or under-exposure, fees, expenses, transaction costs, financing costs associated with the use of deriv-
atives, income items, valuation methodology, infrequent trading in the securities underlying its index, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Fund invests. While each
Fund generally attempts to track the performance of the Index by investing all, or substantially all, of its assets in the secu-
rities that make up the Index in approximately the same proportion as their weighting in the Index, at times a Fund may not have investment exposure to all securities in its index, or, with respect to equity funds, its weighting of investment exposure to such securities, financial investments or industries may be different from that of the index. In addition, a Fund may invest in securities or financial investments not included in the index or in financial instruments. Each Fund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with its index. A Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or underexposed to its index and may be impacted by index re-
constitutions and index rebalancing events. Additionally, a Fund’s underlying investments may trade on markets that may or may not be open on the same day as the Fund. Furthermore, a Fund’s currency holdings may be valued at a different time than the level of its index. In addition, the Funds with a foreign currency hedging strategy may also be unable to perfectly match the Index and will introduce additional costs, both sources of additional correlation risk. Any of these factors could decrease correlation between the performance of a Fund and the index and may hinder a Fund’s ability to meet its investment objective.
Counterparty Risk
A Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or other-
wise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to financial instruments (including derivatives and repurchase agreements) entered into by the Fund. A Fund generally structures the agreements such that either party can terminate the contract without penalty prior to the termination date. If a counterparty terminates a contract, a Fund may not be able to invest in other derivatives to achieve the desired exposure, or achieving such exposure may be more expensive. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement.
At May 31, 2026, the Ultra Communication Services, Ultra Copper K-1 Free, Ultra Energy, Ultra Financials, Ultra FTSE China
50, Ultra FTSE Europe, Ultra MSCI Brazil Capped, Ultra MSCI EAFE, Ultra MSCI Emerging Markets, Ultra Nasdaq Biotech-

386 :: MAY 31, 2026 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
nology, Ultra Nasdaq Cloud Computing, Ultra Nasdaq Cybersecurity, Ultra QQQ Mega, Ultra QQQ Top 30, Ultra S&P 500 Equal
Weight, Ultra Semiconductors, Ultra Technology, UltraPro MidCap400, UltraPro S&P500
®
and UltraShort FTSE China 50 had
net unrealized appreciation on swaps with a single counterparty which exceeded 5% of each Fund's net assets.
Geographic Concentration Risk
Certain Funds that focus their investments in companies economically tied to particular foreign countries or geographic re-
gions may be particularly susceptible to political, social, economic or regulatory events affecting those countries or regions.
The performance of such Funds may be more volatile than a more geographically diversified fund.
Foreign Currency Risk
Certain Funds may seek leveraged, inverse, or inverse leveraged exposure to investments denominated in foreign currencies.
Investments denominated in foreign currencies are exposed to more risk than those investments denominated in U.S. dollars.
The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign currency losses could offset or exceed any potential gains, or add to losses, in the related investments. Regulatory fees or higher custody fees may be imposed on foreign currency holdings.
Inflation Risk
Inflation risk is the risk that the value of assets or income from a Fund’s investments will be worth less in the future as infla-
tion decreases the value of payments at future dates. As inflation increases, the real value of a Fund’s portfolio could decline.
Inflation rates may change frequently and drastically as a result of various factors and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of shareholders’ investments in a Fund. Inflation has recently increased and it cannot be predicted whether it may decline.
Liquidity Risk
In certain circumstances, such as the disruption of the orderly markets for the securities and/or financial instruments in which a Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities and/or financial instruments in which a Fund in-
vests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a Fund from limiting losses, realizing gains or achieving a high correlation with its index.
Debt Instrument Risk
Certain Funds invest in, or seek leveraged, inverse, or inverse leveraged exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. These factors may cause the value of an investment in a Fund to change.
Natural Disaster/Epidemic Risk
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-relat-
ed phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus
COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate polit-
ical, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disrup-
tions to important global, local and regional supply chains affected, with potential corresponding results on the operating per-
formance of the Funds and their investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reduc-
ing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor, third party service providers and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’
investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete re-
demptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on a Fund’s performance, resulting in losses to your investment.

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2026 :: 387
PROSHARES TRUST
Risk of Global Economic Shock
Widespread disease, including public health disruptions, pandemics and epidemics (for example, COVID-19 including its vari-
ants), have been and may continue to be highly disruptive to economies and markets. Health crises could exacerbate political, social, and economic risks, and result in breakdowns, delays, shutdowns, social isolation, civil unrest, periods of high unem-
ployment, shortages in and disruptions to the medical care and consumer goods and services industries, and other disrup-
tions to important global, local and regional supply chains, with potential corresponding results on the performance of a Fund and its investments.
Additionally, war, military conflicts, sanctions, acts of terrorism, sustained elevated inflation, supply chain issues or other events could have a significant negative impact on global financial markets and economies. Russia’s military incursions in
Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other coun-
tries against Russia. The ongoing hostilities between the two countries could result in additional widespread conflict and could have a severe adverse effect on the region and certain markets. Sanctions on Russian exports could have a significant adverse impact on the Russian economy and related markets and could affect the value of a Fund’s investments, even beyond any direct exposure a Fund may have to the region or to adjoining geographic regions. The extent and duration of the mili-
tary action, sanctions and resulting market disruptions are impossible to predict, but could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas. Furthermore, the possibility of a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new un-
certainties in global markets, including the oil and natural gas markets. How long such tensions and related events will last cannot be predicted. These tensions and any related events could have significant impact on a Fund performance and the value of an investment in a Fund.
Trade Disputes
Global economies are interdependent and may be adversely affected by trade disputes with key trading partners and escalat-
ing tariffs imposed on goods and services produced by such countries. To the extent a country engages in retaliatory tariffs, a company that relies on imported parts to produce its own goods may experience increased costs of production or reduced profitability, which may affect consumers, investors and the domestic economy. Trade disputes and retaliatory actions may include embargoes and other trade limitations, which may trigger a significant reduction in international trade and impact the global economy. Trade disputes may also lead to increased currency exchange rate volatility, which can adversely affect the prices of the Fund securities valued in U.S. dollars. Trade disputes could also negatively affect investor confidence in the markets generally and investment growth and could contribute to volatility or overall declines in the U.S. and global invest-
ment markets.
Risks of Government Regulation
The Financial Industry Regulatory Authority (“FINRA”) issued a notice on March 8, 2022 seeking comment on measures that could prevent or restrict investors from buying a broad range of public securities designated as “complex products”— which could include the leveraged and inverse funds offered by ProShare Advisors. The ultimate impact, if any, of these measures remains unclear. However, if regulations are adopted, they could, among other things, prevent or restrict investors’ ability to buy the funds.
15. Indemnifications
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the
Trust expects risk of significant loss to be remote.
16. Transactions with Lehman Brothers Holdings, Inc.
On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the Funds trans-
acted business with subsidiaries of Lehman (together with Lehman Brothers Holdings, Inc., “Lehman”) whereby Lehman acted as a counterparty to certain derivative transactions and as a broker-dealer for certain investment transactions. All derivative and brokerage transactions with Lehman were terminated and executed, respectively, prior to September 15, 2008, but certain settlement payments related to such transactions were not due to be made until on or after September 15. Settlement of these transactions has been delayed due to Lehman’s bankruptcy proceedings.
To the extent that Lehman, the Securities Investor Protection Corporation (“SIPC”) and/or any clearing agency (the “Potential Pay-
ing Parties”) fail to pay the Funds in connection with the settlement of such transactions, the Advisor has agreed to reimburse the

388 :: MAY 31, 2026 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Funds for any such losses. Specifically, the Receivables Agreement among the Advisor, ProFund Advisors LLC (an investment ad-
viser affiliated with the Advisor), ProFunds Trust, and the Trust (collectively, the “PF Trusts”) (each affiliated and under common controls with the other PF Trusts) provides that the investment adviser to specified funds of the PF Trusts will contribute cash to any such fund, equal to the amounts owed to the fund from Lehman for brokerage transactions and/or written over-the-counter derivatives agreements as of September 15, 2008 (the “Lehman Obligations”). The Receivable Agreement will not terminate until all Lehman Obligations are paid. Payments under the Receivable Agreement are triggered if any specified fund of a PF Trust does not recover the full amounts owed to it by Lehman following conclusion of all bankruptcy, liquidation and SIPC proceedings relat-
ing to Lehman. Management has determined that the Advisor has a sufficient financial ability to cover any shortfall in payments from the Potential Paying Parties, including the full amount of such outstanding balances if necessary. Accordingly, no loss is expected to be realized by the Funds. The outstanding swap agreement and brokerage transaction balances due from Lehman are included in “Due from (to) counterparty” and “Receivable for investments sold”, respectively, on the Statements of Assets and
Liabilities.
17. Segment Reporting
Operating segments are components of an entity that engage in business activities, have discrete financial information avail-
able, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”) when assessing segment performance and making decisions about segment resources. Each Fund included herein is deemed to be an individual reporting segment and Officers of ProShares Trust, collectively act as CODM. The CODM monitors the operating results of the Trust as a whole and each Fund’s long-term strategic asset allocation is guided by each Fund’s investment objective and principal invest-
ment strategies as described in its prospectus and executed by ProShare Advisors LLC (the "Advisor"). The financial information provided to and reviewed by the CODM is consistent with that presented in the Trust’s financial statements.
18. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM :: 389
PROSHARES TRUST
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of ProShares Trust and Shareholders of each of the eighty-eight funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of each of the funds listed in the table below (eighty-eight of the funds constituting ProShares Trust, hereafter collectively referred to as the "Funds") as of May 31, 2026, the related statements of op-
erations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of May 31, 2026, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
(a) Statement of operations for the year ended May 31, 2026 and statement of changes in net assets for the years ended May 31, 2026 and 2025
(b) Statement of operations and statement of changes in net assets for the period April 20, 2026 (commencement of investment operations) through May 31, 2026
(c) Statement of operations and statement of changes in net assets for the period June 10, 2025 (commencement of investment operations) through May 31, 2026
(d) Statement of operations and statement of changes in net assets for the period August 13, 2025 (commencement of investment operations) through May 31, 2026
(e) Statement of operations and statement of changes in net assets for the period August 25, 2025 (commencement of investment operations) through May 31, 2026
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and perform-
ing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers , we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Columbus, Ohio
July 27, 2026
We have served as the auditor of one or more investment companies in ProFunds and ProShares Trust group since 1997.
Short 7-10 Year Treasury (a)
Short 20+ Year Treasury (a)
Short Dow30 (a)
Short Financials (a)
Short FTSE China 50 (a)
Short High Yield (a)
Short MidCap400 (a)
Short MSCI EAFE (a)
Short MSCI Emerging Markets (a)
Short QQQ (a)
Short Real Estate (a)
Short Russell2000 (a)
Short S&P500 (a)
Short SmallCap600 (a)
Ultra 7-10 Year Treasury (a)
Ultra 20+ Year Treasury (a)
Ultra Communication Services (a)
Ultra Consumer Discretionary (a)
Ultra Consumer Staples (a)
Ultra Copper K-1 Free ETF (b)
Ultra Dow30 (a)
Ultra Energy (a)
Ultra Financials (a)
Ultra FTSE China 50 (a)
Ultra FTSE Europe (a)
Ultra Health Care (a)
Ultra High Yield (a)
Ultra Industrials (a)
Ultra Materials (a)
Ultra MidCap400 (a)
Ultra MSCI Brazil Capped (a)
Ultra MSCI EAFE (a)
Ultra MSCI Emerging Markets (a)
Ultra MSCI Japan (a)
Ultra Nasdaq Biotechnology (a)
Ultra Nasdaq Cloud Computing (a)
Ultra Nasdaq Cybersecurity (a)
Ultra Palladium K-1 Free ETF (b)
Ultra Platinum K-1 Free ETF (b)
Ultra QQQ (a)
Ultra QQQ Mega (c)
Ultra QQQ Top 30 (d)
Ultra Real Estate (a)
Ultra Russell2000 (a)
Ultra S&P500 (a)
Ultra S&P 500 Equal Weight (e)
Ultra Semiconductors (a)
Ultra SmallCap600 (a)
Ultra Technology (a)
Ultra Utilities (a)
UltraPro Dow30 (a)
UltraPro MidCap400 (a)
UltraPro QQQ (a)
UltraPro Russell2000 (a)
UltraPro S&P500 (a)
UltraPro Short 20+ Year Treasury (a)
UltraPro Short Dow30 (a)
UltraPro Short MidCap400 (a)
UltraPro Short QQQ (a)
UltraPro Short Russell2000 (a)
UltraPro Short S&P500 (a)
UltraShort 7-10 Year Treasury (a)
UltraShort 20+ Year Treasury (a)
UltraShort Consumer Discretionary (a)
UltraShort Consumer Staples (a)
UltraShort Dow30 (a)
UltraShort Energy (a)
UltraShort Financials (a)
UltraShort FTSE China 50 (a)
UltraShort FTSE Europe (a)
UltraShort Health Care (a)
UltraShort Industrials (a)
UltraShort Materials (a)
UltraShort MidCap400 (a)
UltraShort MSCI Brazil Capped (a)
UltraShort MSCI EAFE (a)
UltraShort MSCI Emerging Markets (a)
UltraShort MSCI Japan (a)
UltraShort Nasdaq Biotechnology (a)
UltraShort QQQ (a)
UltraShort QQQ Mega (c)
UltraShort Real Estate (a)
UltraShort Russell2000 (a)
UltraShort S&P500 (a)
UltraShort Semiconductors (a)
UltraShort SmallCap600 (a)
UltraShort Technology (a)
UltraShort Utilities (a)

390 :: MISC. INFORMATION
PROSHARES TRUST
Federal Tax Information
Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the percentages of ordinary dividends paid during the tax year ended October 31, 2025 are designated as “qualified dividend income” (QDI), as defined in the Act, subject to reduced tax rates in 2024. The Funds also qualify for the dividends received deduction (DRD) for corporate shareholders. The Funds des-
ignated up to the maximum amount of qualified interest income (QII) from ordinary distributions paid during the tax year ended
October 31, 2025.
Funds with Short-Term Capital Gain Designation
For the tax year ended October 31, 2025, the Trust does not have any ordinary distributions paid during the Trust’s tax year that are from qualified short-term capital gain. The Funds designate up to the maximum amount of Qualified Short-Term Gains.
Funds with Equalization
For the tax year ended October 31, 2025, the following Funds utilized equalization to offset long-term capital gains with the amounts stated below:
Proxy Voting Information
A description of the Trust’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Trust voted any proxies related to portfolio securities for the prior twelve-month period ended June 30, is available by August 31 of each year, without charge, upon request by contacting the Fund directly at 1-866-PRO-5125 or on the Securities and Exchange Commission
(“SEC”) Website (http://www.sec.gov).
Quarterly Portfolio Holdings Information
The Funds will file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT will be available on the SEC’s Website at http://www.sec.gov. The Funds’ Form N-PORT may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Pub-
lic Reference Room may be obtained by calling 1-800-SEC-0330.
Premium/Discount Information
Information about the differences between the daily market price on the secondary markets for shares of a Fund and the Fund’s net asset value may be found on the website at www.ProShares.com.
Fund
Long-Term
Ultra Dow30
SM
.....................................................
$418,091
Ultra QQQ
®
.......................................................
$28,290,299
Ultra S&P500
®
.....................................................
$48,438,573
UltraPro QQQ
®
....................................................
$251,277,836
UltraPro S&P500
®
..................................................
$36,202,642

Form N-CSR – Items 8-11 (unaudited) :: 391
PROSHARES TRUST
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
None.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
The initial shareholder of ProShares Ultra QQQ Mega and ProShares UltraShort QQQ Mega (on June 6, 2025), of ProShares Ultra
QQQ Top 30 (as of August 12, 2025), of ProShares Ultra S&P 500 Equal Weight (as of August 20, 2025), and of ProShares Ultra Plat-
inum K-1 Free ETF, ProShares Ultra Palladium K-1 Free ETF, and ProShares Ultra Copper K-1 Free ETF (on April 20, 2026) approved by written consent (i) the Investment Advisory Agreement between the Registrant and ProShare Advisors LLC with respect to each
Fund; (ii) the Rule 12b-1 Distribution Plan with respect to each Fund; and (iii) the Distribution Agreement between the Registrant and SEI Investments Distribution Co. with respect to each Fund, each as previously approved by the Registrant’s Board of Trustees with respect to each Fund.
Item 10. Remuneration Paid to Directors, Officers, and Other of Open-End Management Investment Companies.
For the period ended May 31, 2026, the aggregate remuneration the Registrant paid the directors, all members of any advisory board and any officers are included as part of the Financial Statements and Financial Highlights for Open-End Management In-
vestment Companies filed under Item 7 of this Form.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
ProShares Ultra Copper K-1 Free ETF
ProShares Ultra Palladium K-1 Free ETF
ProShares Ultra Platinum K-1 Free ETF
(each, a “New ETF” and collectively, the “New ETFs”)
At a meeting held on April 8, 2026, the Board of Trustees (the “Board”) of ProShares Trust (the “Trust”) considered the initial approval of the Investment Advisory Agreement between the Trust and ProShare Advisors LLC (the “Advisor”) with respect to the
New ETFs.
The Independent Trustees consulted with independent legal counsel concerning their responsibilities under state and federal law with respect to their consideration of the approval of the Investment Advisory Agreement and other agreements with respect to the New ETFs. The Advisor, in consultation with the Independent Trustees, retained the services of an independent, third-party consultant to assist in selecting a universe of peer group funds with similar investment strategies, as well as to help them in eval-
uating information with respect to certain aspects of their review, including their review of the reasonableness of fees proposed to be paid by the New ETFs. It was noted that the Independent Trustees requested, and the Advisor provided, information that was intended to assist the Trustees in evaluating the terms of the Investment Advisory Agreement with respect to the New ETFs.
In response to a request made on behalf of the Independent Trustees, the Advisor provided information for the Board to consider relating to the approval of the Investment Advisory Agreement, including information that addressed, among other things: (i)
the nature, extent, and quality of the services that were provided or proposed to be provided by the Advisor; (ii) the costs of the services to be provided and the profits expected to be realized by the Advisor; (iii) the investment performance of the Advisor; (iv)
the extent to which economies of scale might be realized as the New ETFs grow and whether fee levels reflect economies of scale, if any, for the benefit of New ETF shareholders; and (v) other benefits to the Advisor and/or its affiliates from the relationship to the New ETFs. It was noted that certain of this information had previously been provided as part of the Advisor’s 15(c) response materials in connection with the annual contract renewal (15(c)) meeting held on September 29, 2025.
In response to the request made on behalf of the Independent Trustees, the Advisor also provided information and reports rel-
evant to the approval of the Investment Advisory Agreement, including, among other things: (i) information about the advisory services to be provided by the Advisor with respect to the New ETFs; (ii) the Advisor’s Form ADV; (iii) biographies of the employees of the Advisor who would be primarily responsible for providing investment advisory services to the New ETFs; (iv) information regarding the proposed contractual fees with respect to the New ETFs; (v) comparative industry fee data; (vi) information regard-
ing the Advisor’s trade allocation and best execution policies and procedures; (vii) information about the financial condition of the Advisor; (viii) information regarding how the Advisor expects to monitor the New ETFs’ compliance with regulatory require-
ments and Trust procedures; and (ix) the Advisor’s reputation, expertise and resources.
The Independent Trustees met in Executive Session with Independent Trustee Counsel to discuss and evaluate the information provided by the Advisor and the independent consultant.

392 :: Form N-CSR – Items 8-11 (unaudited)
PROSHARES TRUST
In considering whether to approve the Investment Advisory Agreement, the Board did not identify any particular information that was most relevant and each Trustee may have afforded different weight to the various factors.
Nature, Extent and Quality of the Advisor’s Services
The Board reviewed the nature, extent and quality of the investment advisory services to be performed by the Advisor with respect to the New ETFs. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the New ETFs effectively. Among other things, the Board considered the following:
the investment objective of each New ETF and the Advisor’s description of the skills needed to manage the New ETFs;
the key features of the New ETFs, including the investment strategies of the New ETFs, as well as the Advisor’s capabili-
ties to manage the New ETFs and develop creation and redemption baskets;
the size and experience of the Advisor's portfolio management staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience and the specific expertise necessary to manage the New ETFs;
the structure of the portfolio management staff compensation program and the incentives it is intended to provide;
the collateral, credit and cash management functions at the Advisor;
the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds’ ability to meet their stated investment objectives and minimize counterparty risk;
the Advisor’s ability to monitor compliance with the U.S. Securities and Exchange Commission’s liquidity rule, deriva-
tives rule and valuation requirements, among other applicable regulatory requirements;
a continued investment in personnel and technology by the Advisor that would generally improve capacity and efficien-
cy;
information regarding allocation of existing Fund brokerage and the selection of counterparties for the existing Funds’
portfolio transactions; and
Advisor’s ability to manage the New ETFs in a tax efficient manner, which is more challenging for Geared ETFs than for traditional ETFs.
The Board considered that the Advisor will oversee the operations of the New ETFs, including oversight of the New ETFs’ service providers, and will provide compliance services to the New ETFs.
Based upon its review, the Board, including all of the Independent Trustees, concluded with respect to each New ETF that (i) the investment advisory services to be provided by the Advisor with respect to the New ETF were expected to be of high quality, and
(ii) it was generally satisfied with the nature, quality and extent of services expected to be provided to the New ETF.
Comparison of Services and Fees
At the request of the Independent Trustees, the Advisor presented information about the fairness and reasonableness of the in-
vestment advisory fees payable to the Advisor in light of the investment advisory services to be provided to the New ETFs by or at the expense of the Advisor, the costs of these services and the comparability to the fees paid by other investment companies offering strategies similar in nature and extent and sharing similar pricing characteristics to the New ETFs. This information included comparative fee information prepared by an independent, third-party consultant. The Board discussed the methodology used to prepare the comparative fee data for the New ETFs and the potential limitations of such data. The Advisor also presented information about the significant drivers of cost, as well as the impact of certain costs on fees and expenses directly related to the investment strategy of the New ETFs. The Board considered the merits of the proposed investment advisory fee and the related agreements.
The Board reviewed information prepared by the independent consultant comparing management fee and expense information for the New ETFs to that of peer groups of funds (the “Peer Groups”) determined by the consultant as well as to the relevant fund category determined by the consultant. The Board reviewed Peer Groups and category information prepared by the consultant comparing the contractual advisory fee rate to be paid by the New ETFs to other funds with investment objectives most similar to the New ETFs. The Board noted the challenges in compiling the Peer Groups because there are so few, if any, directly comparable funds. Notwithstanding these challenges, the Board found the comparative information it received to be useful in its evaluation of the reasonableness of the Advisor’s proposed fees. The Board also considered the proposed fee waiver, reimbursement and/or expense limitation arrangements for the New ETFs.

Form N-CSR – Items 8-11 (unaudited) :: 393
PROSHARES TRUST
The Board recognized the challenges in comparing fees across fund complexes because there may be variations in the services that are included in the fees paid by other funds. The Board concluded that each New ETF’s advisory fee rate was fair and reason-
able given the services proposed to be provided and the fees charged by other funds in the Peer Groups.
The Board considered the fee structures of other Funds in the ProShares Trust/ProFunds fund complex and noted that certain geared Funds that track single stocks have adopted a similar advisory fee structure.
Profitability
The Board noted that the New ETFs had not yet started operations, so it could not yet evaluate the Advisor’s profitability related to the New ETFs. It was noted that each year, as part of its annual contract renewal process, the Trustees discuss the Advisor’s prof-
itability, including the methodology used in the Advisor’s profitability analysis, and receive information provided by the Advisor relating to its financial condition and overall profitability related to its management of the Funds in the fund complex.
The Board considered and discussed with representatives of the Advisor the significant drivers of cost incurred by or expected to be incurred by the Advisor in managing the New ETFs, including, but not limited to, employee compensation, information tech-
nology, intellectual capital, regulatory compliance and entrepreneurial risk, and considered the costs that investors likely would incur if they independently sought to achieve the objectives of the New ETFs.
Investment Performance of the Funds and the Advisor
The Trustees noted that the New ETFs had not yet commenced operations and, therefore, there was no performance information for the New ETFs to consider. The Trustees noted, however, the Advisor’s performance record in managing other ETFs that seek a multiple or inverse multiple of the performance of a single security or securities index.
Economies of Scale
The Board considered each New ETF’s proposed fee arrangements with the Advisor. The Board considered that each New ETF will pay the Advisor an annual investment advisory fee of 0.75% of average daily net assets, and that, pursuant to a contractual three-
year waiver, the Advisor has agreed to reduce each New ETF’s annual investment advisory fee by 0.05% on assets in excess of $4.0 billion up to $5.5 billion, 0.10% on assets in excess of $5.5 billion up to $7.0 billion, 0.15% on assets in excess of $7.0 billion up to $8.5 billion, and 0.20% on assets in excess of $8.5 billion. The Board also considered the proposed advisory fee waiver and/or expense reimbursement arrangements for the New ETFs, under which the Advisor will waive fees and/or reimburse expenses to the extent total annual fund operating expenses, before fee waivers and expense reimbursements, as a percentage of average daily net assets, exceed 95 basis points (0.95%) of a New ETF.
Other Benefits
The Board considered the Advisor’s non-advisory management services, including those to be performed under a separate Man-
agement Services Agreement. The Board also considered the fact that shareholders of “geared funds” (such as the New ETFs) tend to be active traders, which adds a level of complexity to the management of those funds because the Advisor must account for significant flows of assets in and out of such funds. The Board also considered any indirect, or “fall-out,” benefits to the Advisor or its affiliates to be derived from the relationship to the New ETFs and concluded that such benefits were not material to their considerations.
Conclusions
The Board, including all of the Independent Trustees, concluded that it was in the best interests of each New ETF and its prospec-
tive shareholders to approve the Investment Advisory Agreement and that the terms of the Investment Advisory Agreement for each New ETF were fair and reasonable.

This report is submitted for the general information of the shareholders of ProShares. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. To obtain the most recent month end performance information for each ETF, visit ProShares.com.
“QQQ”, “Nasdaq-100
®
” and “Nasdaq Biotechnology Index
®
” are trademarks of The Nasdaq OMX Group, Inc. “Standard & Poor’s
®
”,
“S&P
®
”, “S&P 500
®
”, “S&P MidCap 400
®
”, “S&P SmallCap 600
®
”, “Standard & Poor’s 500
®
”, certain “S&P Select Industry Indices”, “Dow
Jones Index”, “DJ”, “Dow Jones Industrial Average
SM
”, “The Dow 30
SM
”, “Dow Jones U.S. Sector Indexes”, “Dow Jones Select Sector
Indexes” are products of S&P Dow Jones Indices LLC and its affiliates. The “Russell 2000
®
Index” and “Russell
®
” are trademarks of
Russell Investment Group. “MSCI”, “MSCI Inc.”, “MSCI Index” and “EAFE” are service marks of MSCI. “ICE U.S. 7-10 Year Bond Index
TM
”
and “ICE U.S. 20+ Year Bond Index
TM
” are trademarks of Intercontinental Exchange, Inc. “iBoxx
®
” is a registered trademark of Markit
Indices Limited. All have been licensed for use by ProShares. “S&P
®
” is a registered trademark of Standard & Poor’s Financial
Services LLC (“S&P”) and “Dow Jones
®
” is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. “FTSE
®
” is a trademark of the London Stock Exchange plc
and The Financial Times Limited and is used by FTSE International Limited (“FTSE”) under license. ProShares have not been passed on by these entities or their subsidiaries or affiliates as to their legality or suitability. ProShares are not sponsored, endorsed, sold or promoted by these entities or their subsidiaries or affiliates, and they make no representation regarding the advisability of investing in ProShares . THESE ENTITIES AND THEIR SUBSIDIARIES AND AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH
RESPECT TO PROSHARES.
© 2026 ProShare Advisors LLC. All rights reserved.  PSGAN0526
ProShares Trust
7272 Wisconsin Avenue, 21st Floor, Bethesda, MD 20814
866.PRO.5125 866.776.5125
ProShares.com

Item 12. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.
Not applicable to the Registrant.
Item 13. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to the Registrant.
Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to the Registrant.
Item 15. Submission of Matters to a Vote of Security Holders.
The Registrant did not have in place procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.
Item 16. Controls and Procedures.
(a)           The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s Rules and Forms.
(b)           There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable to the Registrant.
Item 18. Recovery of Erroneously Awarded Compensation.
(a)           Not applicable.
(b)           Not applicable.
Item 19. Exhibits.
(a)(1)      The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.
(a)(2)      Not applicable.
(a)(3)      Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(4)      Not applicable.
(a)(5)      Not applicable.
(b)           Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.